UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: May 31, 2025

Date of reporting period: May 31, 2025

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Annual Shareholder Report: May 31, 2025

Large Cap Fund

SEI Institutional Investments Trust/Class A Shares - SLCAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Large Cap Fund (the "Fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Fund, Class A Shares	$19	0.18%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	Large Cap Fund, Class A Shares - $271490	S&P 500 Index (TR) - $335352	Russell 1000 Index (USD) - $327027
May/15	$100000	$100000	$100000
May/16	$97587	$101716	$100776
May/17	$110705	$119484	$118388
May/18	$127315	$136671	$135668
May/19	$129214	$141841	$140371
May/20	$136682	$160050	$157970
May/21	$195993	$224579	$225363
May/22	$192146	$223907	$219261
May/23	$190733	$230448	$224627
May/24	$240418	$295404	$287539
May/25	$271490	$335352	$327027

How did the Fund perform in the last year?

The Fund underperformed its benchmark, the Russell 1000 Index (USD)—which tracks the performance of 1000 of the largest U.S. equity securities based on market capitalization—for the 12-month period ending May 31, 2025. Fund performance was hampered by its value tilt and preference for companies with consistent free cash flow. This resulted in underweight allocations to several strong-performing stocks within the consumer discretionary sector, particularly within the automobile industry. The Fund’s gains were concentrated in the financials and communication services sectors.

Among Fund managers, Cullen Capital Management LLC’s performance lagged the Russell 1000 Index (USD) due to its value style, its dividend orientation, and its underweight allocation to the consumer discretionary sector. LSV Asset Management underperformed due to its value orientation and underweight allocations to growth stocks including those in the information technology and consumer discretionary sectors. Copeland Capital Management, LLC lagged due to its dividend orientation, an underweight to communication services, and security selection within the consumer discretionary sector. Acadian Asset Management LLC’s outperformance was attributable to its momentum orientation, an underweight to the healthcare sector, and favorable security selection within healthcare and communication services. Fred Alger Management, LLC benefited from its momentum orientation and favorable security selection within the information technology sector. During the portion of the year in which Mar Vista Investment Partners, LLC (“Mar Vista”) was a Fund sub-adviser, its performance lagged the benchmark due to the lack of exposure to the automobile industry and security selection within the information technology and industrials sectors. During the portion of the year in which PineStone Asset Management, Inc. (“PineStone”) was a Fund manager, its performance was in line with the benchmark as its favorable security selection within the financials and consumer discretionary sectors was offset by negative security selection within healthcare.

Average Annual Total Returns as of May 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Fund, Class A Shares	12.92%	14.71%	10.50%
S&P 500 Index (TR)	13.52%	15.94%	12.86%
Russell 1000 Index (USD)	13.73%	15.66%	12.58%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$803,516	391	$1,320	85%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.1%
Real Estate	1.8%
Utilities	2.1%
Cash Equivalent	2.1%
Energy	2.9%
Materials	2.9%
Consumer Staples	5.7%
Communication Services	9.1%
Health Care	9.7%
Industrials	10.6%
Consumer Discretionary	11.2%
Financials	18.6%
Information Technology	23.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	5.2%
NVIDIA Corp	2.8%
Broadcom Inc	2.1%
Meta Platforms Inc, Cl A	2.0%
Apple Inc	1.9%
Amazon.com Inc	1.9%
Alphabet Inc, Cl A	1.7%
Visa Inc, Cl A	1.4%
Johnson & Johnson	1.3%
JPMorgan Chase & Co	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

PineStone replaced Mar Vista as a Fund sub-adviser in January 2025.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Large Cap Fund

SEI Institutional Investments Trust/Class A Shares - SLCAX

Annual Shareholder Report: May 31, 2025

SLCAX-AR-2025

Annual Shareholder Report: May 31, 2025

Large Cap Disciplined Equity Fund

SEI Institutional Investments Trust/Class A Shares - SCPAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Large Cap Disciplined Equity Fund (the "Fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Disciplined Equity Fund, Class A Shares	$19	0.18%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	Large Cap Disciplined Equity Fund, Class A Shares - $300356	S&P 500 Index (TR) - $335352
May/15	$100000	$100000
May/16	$101340	$101716
May/17	$117785	$119484
May/18	$132424	$136671
May/19	$132236	$141841
May/20	$141792	$160050
May/21	$201344	$224579
May/22	$202120	$223907
May/23	$204690	$230448
May/24	$265375	$295404
May/25	$300356	$335352

How did the Fund perform in the last year?

The Fund modestly underperformed its primary benchmark, the S&P 500 Index (TR)—a capitalization-weighted index consisting of roughly 500 large U.S. companies that are considered representative of the broad U.S. stock market—for the 12-month period ending May 31, 2025. The Fund’s value tilt and underweight allocation to mega-cap technology stocks served as headwinds to performance, particularly in the first half of the reporting period. Fund performance was enhanced by its overweight to the financials sector and favorable stock selection in healthcare, while stock selection in the consumer discretionary sector was a detractor.

Among Fund sub-advisers, Acadian Asset Management LLC outperformed the benchmark S&P 500 Index (TR) due to its momentum (in which investors buy stocks that have shown recent price gains and sell stocks that have recently declined) orientation, an underweight allocation to the healthcare sector, and favorable security selection in the healthcare and communication services sectors. Copeland Capital Management, LLC slightly lagged the benchmark due to its dividend growth orientation, underweight to the communication services sector, and unfavorable stock selection in the consumer discretionary sector. These negative effects were partially offset by favorable stock selection in the information technology sector. Mackenzie Investments Corporation slightly underperformed due to its value tilt and unfavorable stock selection in the energy and information technology sectors. These negative effects were partially counterbalanced by favorable stock selection in the consumer staples and healthcare sectors. Brandywine Global Investment Management, LLC lagged the benchmark due to its significant value bias and underweights to the information technology and consumer discretionary sectors. PineStone Asset Management LLC’s (“PineStone”) performance was in line with that of the benchmark as positive security selection in the financials and consumer discretionary sectors was offset by adverse security selection effects in healthcare.

Average Annual Total Returns as of May 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Disciplined Equity Fund, Class A Shares	13.18%	16.20%	11.63%
S&P 500 Index (TR)	13.52%	15.94%	12.86%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,318,047	333	$2,042	113%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Total Return Swaps	0.1%
Futures Contracts	0.2%
Real Estate	1.9%
U.S. Treasury Obligation	2.2%
Utilities	2.4%
Energy	2.5%
Materials	2.5%
Cash Equivalent	4.3%
Consumer Staples	6.0%
Communication Services	8.0%
Consumer Discretionary	8.6%
Industrials	8.9%
Health Care	9.4%
Financials	17.8%
Information Technology	25.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	5.4%
Apple Inc	4.1%
Meta Platforms Inc, Cl A	2.5%
NVIDIA Corp	2.4%
U.S. Treasury Bill, 4.29%, 8/21/2025	2.2%
JPMorgan Chase & Co	1.8%
Broadcom Inc	1.7%
Amazon.com Inc	1.6%
Visa Inc, Cl A	1.4%
Alphabet Inc, Cl A	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

PineStone was hired as a Fund manager in December 2024.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Large Cap Disciplined Equity Fund

SEI Institutional Investments Trust/Class A Shares - SCPAX

Annual Shareholder Report: May 31, 2025

SCPAX-AR-2025

Annual Shareholder Report: May 31, 2025

Large Cap Index Fund

SEI Institutional Investments Trust/Class A Shares - LCIAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Large Cap Index Fund (the "Fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Index Fund, Class A Shares	$4	0.04%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	Large Cap Index Fund, Class A Shares - $325474	S&P 500 Index (TR) - $335352	Russell 1000 Index (USD) - $327027
May/15	$100000	$100000	$100000
May/16	$100760	$101716	$100776
May/17	$118329	$119484	$118388
May/18	$135526	$136671	$135668
May/19	$140175	$141841	$140371
May/20	$157662	$160050	$157970
May/21	$224776	$224579	$225363
May/22	$218618	$223907	$219261
May/23	$223835	$230448	$224627
May/24	$286573	$295404	$287539
May/25	$325474	$335352	$327027

How did the Fund perform in the last year?

The Fund’s benchmark, the Russell 1000 Index (USD)—which is used to measure the performance of the U.S. large-cap equity market—returned 13.73% for the 12-month period ending May 31, 2025. During the reporting period, the Fund achieved its objective of tracking the performance of the Russell 1000 Index (USD).

Average Annual Total Returns as of May 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Large Cap Index Fund, Class A Shares	13.57%	15.60%	12.53%
S&P 500 Index (TR)	13.52%	15.94%	12.86%
Russell 1000 Index (USD)	13.73%	15.66%	12.58%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,952,244	1,004	$183	16%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.1%
Cash Equivalent	1.8%
Materials	2.2%
Real Estate	2.3%
Utilities	2.3%
Energy	3.0%
Consumer Staples	5.6%
Communication Services	9.3%
Industrials	9.4%
Health Care	9.4%
Consumer Discretionary	10.5%
Financials	14.4%
Information Technology	29.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	6.2%
NVIDIA Corp	5.7%
Apple Inc	5.3%
Amazon.com Inc	3.5%
Meta Platforms Inc, Cl A	2.6%
Broadcom Inc	2.0%
Alphabet Inc, Cl A	1.8%
Tesla Inc	1.7%
Berkshire Hathaway Inc, Cl B	1.7%
Alphabet Inc, Cl C	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Large Cap Index Fund

SEI Institutional Investments Trust/Class A Shares - LCIAX

Annual Shareholder Report: May 31, 2025

LCIAX-AR-2025

Annual Shareholder Report: May 31, 2025

S&P 500 Index Fund

SEI Institutional Investments Trust/Class A Shares - SPINX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the S&P 500 Index Fund (the "Fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund, Class A Shares	$5	0.05%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	S&P 500 Index Fund, Class A Shares - $333654	S&P 500 Index (TR) - $335352
May/15	$100000	$100000
May/16	$101663	$101716
May/17	$119377	$119484
May/18	$136516	$136671
May/19	$141658	$141841
May/20	$159752	$160050
May/21	$224031	$224579
May/22	$223291	$223907
May/23	$229578	$230448
May/24	$294098	$295404
May/25	$333654	$335352

How did the Fund perform in the last year?

The S&P 500 Index (TR)—a market-weighted index that tracks the performance of the 500 largest publicly traded U.S. companies and is considered representative of the broad U.S. stock market—returned 13.52% for the 12-month period ending May 31, 2025. During the reporting period, the Fund achieved its objective of tracking the performance of the S&P 500 Index (TR).

Average Annual Total Returns as of May 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
S&P 500 Index Fund, Class A Shares	13.45%	15.87%	12.81%
S&P 500 Index (TR)	13.52%	15.94%	12.86%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$4,177,021	506	$427	5%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.1%
Cash Equivalent	1.6%
Materials	1.9%
Real Estate	2.1%
Utilities	2.4%
Energy	3.0%
Consumer Staples	5.8%
Industrials	8.6%
Health Care	9.4%
Communication Services	9.5%
Consumer Discretionary	10.5%
Financials	14.1%
Information Technology	31.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	6.7%
NVIDIA Corp	6.5%
Apple Inc	5.9%
Amazon.com Inc	3.8%
Meta Platforms Inc, Cl A	2.8%
Broadcom Inc	2.2%
Alphabet Inc, Cl A	2.0%
Tesla Inc	1.9%
Berkshire Hathaway Inc, Cl B	1.8%
Alphabet Inc, Cl C	1.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

S&P 500 Index Fund

SEI Institutional Investments Trust/Class A Shares - SPINX

Annual Shareholder Report: May 31, 2025

SPINX-AR-2025

Annual Shareholder Report: May 31, 2025

Extended Market Index Fund

SEI Institutional Investments Trust/Class A Shares - SMXAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Extended Market Index Fund (the "Fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Extended Market Index Fund, Class A Shares	$6	0.06%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	Extended Market Index Fund, Class A Shares - $234575	S&P 500 Index (TR) - $335352	Russell Small Cap Completeness Index (USD) - $233721
May/15	$100000	$100000	$100000
May/16	$94338	$101716	$94235
May/17	$112287	$119484	$112194
May/18	$133154	$136671	$132983
May/19	$128772	$141841	$128435
May/20	$133775	$160050	$133351
May/21	$217765	$224579	$217126
May/22	$176662	$223907	$176006
May/23	$171173	$230448	$170521
May/24	$213479	$295404	$212290
May/25	$234575	$335352	$233721

How did the Fund perform in the last year?

The Fund modestly underperformed its benchmark, the Russell Small Cap Completeness Index (USD) — which measures the performance of the Russell 3000 Index companies excluding S&P 500 Index constituents — for the 12-month period ending May 31, 2025. The Fund employed equity index futures to provide stock-like performance to a portion of the liquidity reserve account, which contained cash available for fund withdrawals. This weighed on the Fund’s relative performance during the reporting period.

Average Annual Total Returns as of May 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Extended Market Index Fund, Class A Shares	9.88%	11.89%	8.90%
S&P 500 Index (TR)	13.52%	15.94%	12.86%
Russell Small Cap Completeness Index (USD)	10.09%	11.88%	8.86%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,122,322	2,227	$342	21%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Registered Investment Company	0.0%
Futures Contracts	0.1%
Cash Equivalent	1.4%
Utilities	1.7%
Consumer Staples	3.2%
Energy	3.7%
Materials	4.7%
Communication Services	5.1%
Real Estate	5.3%
Consumer Discretionary	10.4%
Health Care	10.7%
Information Technology	17.6%
Industrials	17.7%
Financials	18.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AppLovin Corp, Cl A	1.5%
Spotify Technology SA	1.4%
MicroStrategy Inc, Cl A	1.2%
Snowflake Inc, Cl A	0.9%
CRH PLC	0.9%
Cheniere Energy Inc	0.8%
Marvell Technology Inc	0.7%
Cloudflare Inc, Cl A	0.7%
ROBLOX Corp, Cl A	0.7%
Robinhood Markets Inc, Cl A	0.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Extended Market Index Fund

SEI Institutional Investments Trust/Class A Shares - SMXAX

Annual Shareholder Report: May 31, 2025

SMXAX-AR-2025

Annual Shareholder Report: May 31, 2025

Small Cap Fund

SEI Institutional Investments Trust/Class A Shares - SLPAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Small Cap Fund (the "Fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Fund, Class A Shares	$43	0.42%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	Small Cap Fund, Class A Shares - $193369	S&P 500 Index (TR) - $335352	Russell 2000 Index (USD) - $190139
May/15	$100000	$100000	$100000
May/16	$95011	$101716	$94027
May/17	$109644	$119484	$113172
May/18	$127521	$136671	$136672
May/19	$117683	$141841	$124310
May/20	$109397	$160050	$120036
May/21	$178732	$224579	$197536
May/22	$161533	$223907	$164123
May/23	$150660	$230448	$156443
May/24	$186706	$295404	$187911
May/25	$193369	$335352	$190139

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the Russell 2000 Index (USD)—which tracks the performance of the small-cap segment of the U S. equity market—for the 12-month period ending May 31, 2025.

Most of the Fund’s outperformance over the reporting period occurred during the volatile market environment in early April 2025. Los Angeles Capital Management LLC (LA Capital) and Martingale Asset Management, L.P. (Martingale) were the top-performing sub-advisers during the period. Martingale’s low volatility-focused strategy benefited as the low volatility factor performed well. LA Capital’s strong performance was attributable mainly to positive stock selection results, especially in the information technology and energy sectors. LSV Asset Management more modestly outperformed versus the benchmark, as the value style did not experience strong performance during the period. Axiom Investors LLC and The Informed Momentum Company LLC (IMC) (fka EAM Investors, LLC) detracted from Fund performance. While these strategies benefited from the positive performance of momentum factor investing (in which investors buy stocks that have shown recent price gains and sell stocks that have recently declined) in 2024, they struggled with the rapid shift in leadership in the first quarter of 2025.

At the sector level, Fund performance benefited moderately from active sector positioning. An overweight allocation to the consumer staples and financials sectors, as well as underweights to energy and healthcare, enhanced Fund performance for the reporting period. Overall stock selection had a positive impact on Fund performance, particularly in the healthcare, financials, and energy sectors. Conversely, stock selection in industrials detracted from Fund performance.

The Fund’s higher-quality positioning generally provided a tailwind to performance as lower-quality stocks significantly lagged the Russell 2000 Index during the reporting period. Similarly, while the Fund’s bias toward the least-expensive stocks in the Index did not contribute to its outperformance for the period, its bias away from the most-expensive names bolstered performance. An overweight allocation to the momentum factor investing style also contributed positively to Fund performance.

Average Annual Total Returns as of May 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Small Cap Fund, Class A Shares	3.57%	12.07%	6.82%
S&P 500 Index (TR)	13.52%	15.94%	12.86%
Russell 2000 Index (USD)	1.19%	9.64%	6.64%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$251,278	851	$1,025	90%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Communication Services	2.1%
Cash Equivalent	2.3%
Utilities	2.8%
Materials	3.7%
Energy	3.8%
Real Estate	5.3%
Consumer Staples	5.5%
Consumer Discretionary	9.9%
Information Technology	11.4%
Health Care	13.4%
Industrials	16.3%
Financials	23.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
National Fuel Gas Co	0.7%
Casella Waste Systems Inc, Cl A	0.6%
CommVault Systems Inc	0.6%
Sprouts Farmers Market Inc	0.5%
Exelixis Inc	0.5%
Ensign Group Inc/The	0.5%
Badger Meter Inc	0.5%
Banco Latinoamericano de Comercio Exterior SA	0.5%
Casey's General Stores Inc	0.5%
Merit Medical Systems Inc	0.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Small Cap Fund

SEI Institutional Investments Trust/Class A Shares - SLPAX

Annual Shareholder Report: May 31, 2025

SLPAX-AR-2025

Annual Shareholder Report: May 31, 2025

Small Cap II Fund

SEI Institutional Investments Trust/Class A Shares - SECAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Small Cap II Fund (the "Fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap II Fund, Class A Shares	$40	0.40%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	Small Cap II Fund, Class A Shares - $203413	S&P 500 Index (TR) - $335352	Russell 2000 Index (USD) - $190139
May/15	$100000	$100000	$100000
May/16	$93935	$101716	$94027
May/17	$107341	$119484	$113172
May/18	$128780	$136671	$136672
May/19	$119790	$141841	$124310
May/20	$113562	$160050	$120036
May/21	$193952	$224579	$197536
May/22	$172354	$223907	$164123
May/23	$164337	$230448	$156443
May/24	$202052	$295404	$187911
May/25	$203413	$335352	$190139

How did the Fund perform in the last year?

The Fund underperformed its benchmark, the Russell 2000 Index (USD)—which tracks the performance of the small-cap segment of the U S. equity market—for the 12-month period ending May 31, 2025.

The Fund lost ground during the risk-on rally that gripped U.S. small-cap stocks in July 2024. This was partially offset in March and April 2025, as risk-off investor sentiment took hold amid economic uncertainty and announcements of U.S. tariffs.

Among the Fund’s sub-advisors, Los Angeles Capital Management LLC benefited from its dynamic approach (in which asset allocations and holdings are actively adjusted based on changing market conditions and trends). Stock selection within the information technology and energy sectors added to Fund performance. Leeward Investments, LLC benefited from its low volatility exposure throughout early 2025.

Copeland Capital Management, LLC detracted modestly from Fund performance. The manager struggled notably during the fourth quarter of 2024, amid a positive quarter for more speculative names in the Russell 2000 Index (USD), but rebounded during the volatility in the first several months of 2025. The Informed Momentum Company LLC (IMC) (fka EAM Investors, LLC) weighed on Fund performance to a slightly larger degree, initially benefiting from positive returns for the momentum investing style (in which investors buy stocks that have shown recent price gains and sell stocks that have recently declined) in 2024, but struggling with the shift in market leadership in 2025. Easterly Investment Partners LLC faced value style headwinds and adverse stock selection in the materials and information technology sectors.

An overweight allocation to the energy sector hampered Fund performance for the period. This was partially offset by the positive impact of an overweight to financials. Stock selection in materials, information technology, and industrials weighed on Fund performance. This was mostly offset by positive stock selection in energy and financials.

At the factor level, the Fund’s bias away from the lowest-quality stocks in the Russell 2000 Index (USD) bolstered performance, but its overweight to the least-expensive stocks in the Index was a detractor.

Average Annual Total Returns as of May 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Small Cap II Fund, Class A Shares	0.67%	12.36%	7.36%
S&P 500 Index (TR)	13.52%	15.94%	12.86%
Russell 2000 Index (USD)	1.19%	9.64%	6.64%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$252,161	572	$999	94%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.1%
Exchange-Traded Fund	0.3%
Utilities	1.6%
Communication Services	2.0%
Consumer Staples	3.3%
Cash Equivalent	4.3%
Energy	4.6%
Real Estate	4.8%
Materials	5.9%
Information Technology	10.1%
Consumer Discretionary	10.6%
Health Care	11.9%
Industrials	18.2%
Financials	22.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Columbia Banking System Inc	1.1%
Old National Bancorp/IN	1.1%
Encompass Health Corp	1.0%
Delek US Holdings Inc	0.9%
Jackson Financial Inc, Cl A	0.8%
Astec Industries Inc	0.8%
WESCO International Inc	0.7%
Lincoln National Corp	0.7%
FMC Corp	0.7%
Comerica Inc	0.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Small Cap II Fund

SEI Institutional Investments Trust/Class A Shares - SECAX

Annual Shareholder Report: May 31, 2025

SECAX-AR-2025

Annual Shareholder Report: May 31, 2025

Small/Mid Cap Equity Fund

SEI Institutional Investments Trust/Class A Shares - SSMAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Small/Mid Cap Equity Fund (the "Fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small/Mid Cap Equity Fund, Class A Shares	$40	0.40%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	Small/Mid Cap Equity Fund, Class A Shares - $191935	S&P 500 Index (TR) - $335352	Russell 2500 Index (USD) - $212386
May/15	$100000	$100000	$100000
May/16	$94672	$101716	$95700
May/17	$109374	$119484	$111848
May/18	$127437	$136671	$132307
May/19	$119048	$141841	$126634
May/20	$114522	$160050	$125619
May/21	$182052	$224579	$201558
May/22	$170277	$223907	$178138
May/23	$155978	$230448	$168633
May/24	$189591	$295404	$205232
May/25	$191935	$335352	$212386

How did the Fund perform in the last year?

The Fund underperformed its benchmark, the Russell 2500 Index (USD)—which tracks the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as "smid" cap—for the 12-month period ending May 31, 2025.

The Fund declined during the more speculative environment in the fourth quarter of 2024 following the results of the U.S. presidential election in November. The Fund regained this lost ground amid the market volatility of late March and early April 2025, but manager-specific results weighed on performance again at the end of the reporting period in May.

Among the Fund’s sub-advisers, Geneva Capital Management LLC benefited from its higher-quality/low-volatility positioning in the first quarter of 2025. The manager also saw an upturn in July 2024, attributable to stock-specific results during a more beta-driven rally (beta is a quantitative measure of the volatility relative to a benchmark) for small-cap stocks. Jackson Creek Investment Advisors LLC slightly outperformed the benchmark Russell 2500 Index for the period, bolstered by its tilt toward the momentum investing style (in which investors buy stocks that have shown recent price gains and sell stocks that have recently declined).

Axiom Investors LLC detracted modestly from Fund performance for the reporting period due to style tailwinds in 2024, but struggled with the change in market leadership for the first five months of 2025. LSV Asset Management underperformed more significantly due largely to value style headwinds over the period. Copeland Capital Management, LLC was the largest detractor from Fund performance for the period, attributable mainly to weakness in the fourth quarter of 2024. This was only partially offset by positive performance for the manager’s holdings in low-volatility stocks in the first quarter of 2025.

Sector positioning modestly hampered Fund performance for the period due largely to a slight underweight to utilities. Stock selection in consumer discretionary, energy, financials, and information technology detracted from Fund performance. This was partially offset by positive stock selection in healthcare.

Average Annual Total Returns as of May 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Small/Mid Cap Equity Fund, Class A Shares	1.24%	10.88%	6.74%
S&P 500 Index (TR)	13.52%	15.94%	12.86%
Russell 2500 Index (USD)	3.49%	11.07%	7.82%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$837,763	464	$3,085	67%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.1%
Utilities	1.6%
Communication Services	2.2%
Energy	3.3%
Consumer Staples	4.0%
Real Estate	4.2%
Materials	4.3%
Cash Equivalent	4.3%
Health Care	10.9%
Consumer Discretionary	11.1%
Information Technology	13.1%
Financials	16.9%
Industrials	23.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
ExlService Holdings Inc	1.0%
Ensign Group Inc/The	1.0%
RBC Bearings Inc	1.0%
Kinsale Capital Group Inc	0.8%
Axon Enterprise Inc	0.7%
Casey's General Stores Inc	0.7%
Matador Resources Co	0.7%
Pool Corp	0.6%
Tyler Technologies Inc	0.6%
Balchem Corp	0.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Small/Mid Cap Equity Fund

SEI Institutional Investments Trust/Class A Shares - SSMAX

Annual Shareholder Report: May 31, 2025

SSMAX-AR-2025

Annual Shareholder Report: May 31, 2025

U.S. Equity Factor Allocation Fund

SEI Institutional Investments Trust/Class A Shares - SEHAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the U.S. Equity Factor Allocation Fund (the "Fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Factor Allocation Fund, Class A Shares	$2	0.02%

How did the Fund perform since inception?

Total Return Based on $100,000 Investment

	U.S. Equity Factor Allocation Fund, Class A Shares - $240061	S&P 500 Index (TR) - $249524	Russell 3000 Index (USD) - $238046
Apr/18	$100000	$100000	$100000
May/18	$101700	$101692	$102083
May/19	$103470	$105539	$104631
May/20	$110927	$119088	$116625
May/21	$162555	$167102	$167837
May/22	$162724	$166601	$161654
May/23	$161796	$171469	$164944
May/24	$207463	$219800	$210440
May/25	$240061	$249524	$238046

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the Russell 3000 Index (USD)—which tracks the performance of the 3,000 largest U.S. companies representing approximately 96% of the investable U.S. equity market— for the 12-month period ending May 31, 2025.

Fund performance for the reporting period was bolstered by gains from the momentum strategy, which continued to benefit from the dominance of artificial intelligence (AI)-themed stocks. The strategy benefited from stock selection across multiple sectors, including information technology (with overweight positions in companies such as AppLovin, Guidewire, and Broadcom); consumer staples (overweighting Sprouts Farmers Market, Walmart, and Philip Morris); and healthcare (the lack of exposure to UnitedHealth Group, Merck & Co., and Gilead Sciences).

The value and low volatility strategies enhanced Fund performance for the reporting period. The value strategy was bolstered by stock selection in the healthcare sector (especially overweight allocations to Cardinal Health, Merck & Co., and Gilead Sciences), as well as stock selection in the utilities and industrials sectors. The low volatility strategy also benefited from stock selection in the healthcare sector, along with stock selection in the information technology.

The Fund’s quality strategy saw virtually flat performance during the reporting period, as investors’ attention shifted toward high-volatility, speculative stocks. In addition to the absence of holdings in strong-performing technology stocks such as Tesla and Broadcom, the was hampered by an underweight position in the financials sector (notably J.P. Morgan, Wells Fargo, and Bank of America), which benefited from a combination of expectations for Trump administration policies and stock-specific corporate earnings guidance. Stock selection in the consumer discretionary and communication services sectors also detracted from the strategy’s performance. This was partially offset by positive stock selection in the healthcare and consumer staples sectors.

Average Annual Total Returns as of May 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
U.S. Equity Factor Allocation Fund, Class A Shares	15.71%	16.70%	13.12%
S&P 500 Index (TR)	13.52%	15.94%	13.74%
Russell 3000 Index (USD)	13.12%	15.34%	12.99%

Since its inception on April 26, 2018. The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$2,535,640	439	$-	47%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.1%
Real Estate	0.6%
Energy	1.4%
Cash Equivalent	1.5%
Utilities	1.7%
Materials	1.8%
Consumer Staples	7.7%
Communication Services	9.8%
Industrials	10.2%
Health Care	10.9%
Consumer Discretionary	12.5%
Financials	13.3%
Information Technology	27.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	4.9%
Apple Inc	3.9%
NVIDIA Corp	3.6%
Meta Platforms Inc, Cl A	1.9%
Alphabet Inc, Cl A	1.8%
Amazon.com Inc	1.6%
Cisco Systems Inc	1.4%
Visa Inc, Cl A	1.2%
AT&T Inc	1.2%
Philip Morris International Inc	1.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

U.S. Equity Factor Allocation Fund

SEI Institutional Investments Trust/Class A Shares - SEHAX

Annual Shareholder Report: May 31, 2025

SEHAX-AR-2025

Annual Shareholder Report: May 31, 2025

U.S. Managed Volatility Fund

SEI Institutional Investments Trust/Class A Shares - SVYAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the U.S. Managed Volatility Fund (the "Fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Managed Volatility Fund, Class A Shares	$21	0.20%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	U.S. Managed Volatility Fund, Class A Shares - $234903	S&P 500 Index (TR) - $335352	Russell 3000 Index (USD) - $316484	MSCI USA Minimum Volatility (NR) (USD) - $258899	MSCI USA Minimum Volatility Index (75%)/Russell 3000 Value Index (25%) - $263440
May/15	$100000	$100000	$100000	$100000	$100000
May/16	$103715	$101716	$100223	$108897	$107178
May/17	$118160	$119484	$117954	$122950	$122326
May/18	$127384	$136671	$135720	$132679	$132954
May/19	$136426	$141841	$139107	$151505	$147894
May/20	$136008	$160050	$155054	$160572	$154442
May/21	$174913	$224579	$223141	$191829	$195073
May/22	$183158	$223907	$214920	$196217	$199381
May/23	$176284	$230448	$219293	$193295	$195650
May/24	$206199	$295404	$279781	$226119	$232274
May/25	$234903	$335352	$316484	$258899	$263440

How did the Fund perform in the last year?

The Fund modestly outperformed its primary benchmark, the Russell 3000 Index (USD)—which tracks the performance of the 3,000 largest U.S. companies representing approximately 96% of the investable U.S. equity market—for the 12-month period ending May 31, 2025. The Fund underperformed for the first half of the reporting period due to its low-beta exposure (beta is a quantitative measure of the volatility relative to a benchmark) and value exposure. These trends reversed in 2025 due to heightened market volatility amid uncertainty around U.S. tariff policy and concerns around artificial intelligence (AI) capital expenditures. Fund performance benefited from this market rotation due to its low-volatility bias and exposure to value. Overall, the Fund’s alpha source (the investment approach that an active investment manager takes in an effort to generate excess returns relative to a benchmark) exposures delivered mixed results. Positions in low-volatility and value stocks detracted from performance in the first half of the reporting period, but exposure to low-volatility and value stocks in 2025 more than offset the underperformance in 2024.

Among the Fund’s sub-advisers, LSV Asset Management outperformed the benchmark Russell 3000 Index (USD) due to favorable stock selection among low-volatility stocks, as well as strong stock selection in the healthcare sector. During the portion of the reporting period in which Allspring Global Investments, LLC (“Allspring”) was a Fund sub-adviser, the manager’s performance modestly outperformed the benchmark due to its low-beta exposure, positions in value stocks, and strong stock selection in the healthcare and information technology sectors. During the brief period in which Acadian Asset Management LLC (“Acadian”) was a sub-adviser, the manager underperformed the benchmark.

Average Annual Total Returns as of May 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
U.S. Managed Volatility Fund, Class A Shares	13.92%	11.55%	8.92%
S&P 500 Index (TR)	13.52%	15.94%	12.86%
Russell 3000 Index (USD)	13.12%	15.34%	12.21%
MSCI USA Minimum Volatility (NR) (USD)	14.50%	10.03%	9.98%
MSCI USA Minimum Volatility Index (75%)/Russell 3000 Value Index (25%)	13.42%	11.27%	10.17%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$700,961	208	$1,311	116%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Real Estate	0.1%
Cash Equivalent	1.8%
Materials	2.1%
Energy	2.7%
Utilities	3.3%
Consumer Discretionary	6.3%
Industrials	7.8%
Communication Services	11.5%
Financials	13.3%
Consumer Staples	15.6%
Health Care	16.9%
Information Technology	18.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Verizon Communications Inc	2.0%
Cisco Systems Inc	1.9%
AT&T Inc	1.8%
Johnson & Johnson	1.7%
Amdocs Ltd	1.5%
Altria Group Inc	1.4%
Gilead Sciences Inc	1.4%
Comcast Corp, Cl A	1.4%
Bank of New York Mellon Corp/The	1.4%
eBay Inc	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

In early April 2025, Allspring was terminated as a Fund sub-adviser as the firm discontinued its alternative equity strategies. Acadian was added as a sub-adviser at this time and the assets from Allspring were reallocated to Acadian. In addition, during the reporting period, the Advisory fee for the Fund was reduced.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

U.S. Managed Volatility Fund

SEI Institutional Investments Trust/Class A Shares - SVYAX

Annual Shareholder Report: May 31, 2025

SVYAX-AR-2025

Annual Shareholder Report: May 31, 2025

Global Managed Volatility Fund

SEI Institutional Investments Trust/Class A Shares - SGMAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Global Managed Volatility Fund (the "Fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Managed Volatility Fund, Class A Shares	$27	0.25%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.24%.

How did the Fund perform since inception?

Total Return Based on $100,000 Investment

	Global Managed Volatility Fund, Class A Shares - $234911	MSCI ACWI ex USA Index (NR) (USD) - $207318	MSCI World Index (Net) (USD) - $290655	MSCI World Minimum Volatility Index (Net) (USD) - $214609
Jan/16	$100000	$100000	$100000	$100000
May/16	$107800	$107857	$108273	$108755
May/17	$122350	$127533	$126055	$119968
May/18	$131415	$139868	$140637	$126940
May/19	$135538	$131112	$140229	$138924
May/20	$134069	$126611	$149758	$143914
May/21	$166147	$180770	$210598	$168375
May/22	$173207	$158342	$200456	$166284
May/23	$172137	$156117	$204608	$164694
May/24	$199406	$182256	$255596	$183107
May/25	$234911	$207318	$290655	$214609

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the MSCI World Index (Net) (USD), for the 12-month period ending May 31, 2025. The Fund underperformed for the first half of the reporting period due to headwinds to low-volatility, value exposure, and an underweight allocation to the U.S. These trends reversed in 2025 due to heightened market volatility amid uncertainty around U.S. tariff policy and concerns around artificial intelligence (AI) capital expenditures. Fund performance benefited from this market rotation given its low-volatility bias, exposure to value, and underweight to the U.S. Overall, the Fund’s alpha source (the investment approach that an active investment manager takes in an effort to generate excess returns relative to a benchmark) exposures delivered mixed results for the reporting period as positions in low-volatility and value stocks detracted from performance in the first half of the reporting period, but exposure to low-volatility and value stocks in 2025 more than offset the underperformance in 2024.

Among the Fund’s sub-advisers, Acadian Asset Management LLC outperformed the benchmark MSCI World Index due to favorable stock selection in the consumer staples, healthcare, and information technology sectors, as well as strong selection among small and mega-cap stocks. LSV Asset Management outperformed the benchmark due to its exposure to value within the low-volatility segment of the market, along with favorable stock selection in the healthcare and consumer staples sectors. During the portion of the reporting period in which Allspring Global Investments (“Allspring”) was a Fund sub-adviser, the manager modestly outperformed the benchmark due to its low-beta exposure (beta is a quantitative measure of the volatility relative to a benchmark) and strong stock selection in the information technology, healthcare, and financials sectors.

Average Annual Total Returns as of May 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Global Managed Volatility Fund, Class A Shares	17.81%	11.87%	9.57%
MSCI ACWI ex USA Index (NR) (USD)	13.75%	10.37%	8.12%
MSCI World Index (Net) (USD)	13.72%	14.18%	12.11%
MSCI World Minimum Volatility Index (Net) (USD)	17.20%	8.32%	8.52%

Since its inception on January 29, 2016. The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$2,090,473	577	$4,330	102%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Forward Contracts	0.0%
Futures Contracts	0.0%
Other Countries	5.9%
Singapore	1.8%
Switzerland	1.9%
Hong Kong	1.9%
Germany	2.0%
Spain	2.0%
Sweden	2.1%
France	2.4%
Netherlands	2.7%
United Kingdom	3.7%
Canada	4.9%
Japan	7.5%
United States	60.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Cisco Systems Inc	1.8%
AT&T Inc	1.7%
Verizon Communications Inc	1.7%
Johnson & Johnson	1.3%
Novartis AG	1.3%
Endesa SA	1.2%
Comcast Corp, Cl A	1.2%
Koninklijke Ahold Delhaize NV	1.1%
eBay Inc	1.0%
Imperial Brands PLC	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

In early April 2025, Allspring was terminated as a Fund sub-adviser as the firm discontinued its alternative equity strategies. The assets were reallocated to the Fund’s existing sub-advisers, Acadian Asset Management LLC and LSV Asset Management.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Global Managed Volatility Fund

SEI Institutional Investments Trust/Class A Shares - SGMAX

Annual Shareholder Report: May 31, 2025

SGMAX-AR-2025

Annual Shareholder Report: May 31, 2025

World Equity Ex-US Fund

SEI Institutional Investments Trust/Class A Shares - WEUSX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the World Equity Ex-US Fund (the "Fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
World Equity Ex-US Fund, Class A Shares	$29	0.27%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	World Equity Ex-US Fund, Class A Shares - $178980	MSCI ACWI ex USA Index (NR) (USD) - $170319
May/15	$100000	$100000
May/16	$87398	$88608
May/17	$104253	$104772
May/18	$116346	$114906
May/19	$107802	$107713
May/20	$106724	$104015
May/21	$154088	$148508
May/22	$134779	$130083
May/23	$130104	$128255
May/24	$155749	$149729
May/25	$178980	$170319

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the MSCI ACWI ex USA Index (NR) (USD)—which tracks the performance of both developed-market and emerging market countries, excluding the United States—for the 12-month period ending May 31, 2025.

Alpha source exposures (the investment approach that an active investment manager takes in an effort to generate excess returns relative to a benchmark) contributed positively to Fund performance, particularly value and momentum, as both factors performed well despite the broader underperformance of quality stocks.

Four out of the Fund’s five sub-advisers outperformed the benchmark MSCI ACWI ex USA Index (NR) (USD) for the reporting period. Lazard Asset Management LLC's (Lazard) 130/30 Momentum strategy benefited from a favorable momentum environment and effective short positioning. Notably, Lazard is the only Fund manager utilizing derivatives, which comprise approximately 50% of its 160% gross exposure. Acadian Asset Management LLC's outperformance was attributable to strong returns from value and momentum exposures. Pzena Investment Management, LLC, a deep value manager, outperformed due primarily to its allocation to European banks. Lazard’s International Quality Growth strategy also outperformed despite the headwinds faced by quality factors overall. Strong stock selection in the technology sector and in numerous equity markets globally contributed significantly to performance.

The performance of Brickwood Asset Management LLP (Brickwood), the Fund’s second value manager, lagged the benchmark over the reporting period, attributable to positions in the consumer discretionary and industrials sectors. Finally, Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust underperformed. As a quality manager with a low-volatility bias, both of its core factors lagged in the strong market environment consistent with our expectations. Stock selection, especially in consumer-focused apparel names, weighed further on performance.

Average Annual Total Returns as of May 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
World Equity Ex-US Fund, Class A Shares	14.92%	10.89%	5.99%
MSCI ACWI ex USA Index (NR) (USD)	13.75%	10.37%	5.47%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$8,412,365	994	$18,809	54%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Total Return Swaps	0.2%
Other Countries	25.4%
Exchange-Traded Fund	0.1%
Brazil	2.7%
Australia	2.8%
Taiwan	3.7%
South Korea	4.0%
Netherlands	4.6%
Canada	4.7%
Switzerland	5.1%
China	5.9%
France	7.4%
Germany	9.0%
Japan	10.5%
United Kingdom	11.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Roche Holding AG	1.4%
SAP SE	1.1%
Continental AG	1.0%
Wolters Kluwer NV	1.0%
Reckitt Benckiser Group PLC	1.0%
Teleperformance SE	0.9%
Samsung Electronics Co Ltd	0.9%
Taiwan Semiconductor Manufacturing Co Ltd	0.8%
Bayer AG	0.8%
AIA Group Ltd	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

During the reporting period, Jupiter Asset Management Limited was terminated as sub-adviser and was replaced by Brickwood. Additionally, the portfolio management team currently at Brickwood had previously been employed by Jupiter Asset Management Limited.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

World Equity Ex-US Fund

SEI Institutional Investments Trust/Class A Shares - WEUSX

Annual Shareholder Report: May 31, 2025

WEUSX-AR-2025

Annual Shareholder Report: May 31, 2025

Screened World Equity Ex-US Fund

SEI Institutional Investments Trust/Class A Shares - SSEAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Screened World Equity Ex-US Fund (the "Fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Screened World Equity Ex-US Fund, Class A Shares	$38	0.35%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	Screened World Equity Ex-US Fund, Class A Shares - $208859	MSCI ACWI ex USA Index (NR) (USD) - $170319
May/15	$100000	$100000
May/16	$91216	$88608
May/17	$113096	$104772
May/18	$128074	$114906
May/19	$119662	$107713
May/20	$119864	$104015
May/21	$178040	$148508
May/22	$158475	$130083
May/23	$154436	$128255
May/24	$182133	$149729
May/25	$208859	$170319

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the MSCI ACWI ex USA Index (NR) (USD)—which tracks the performance of both developed-market and emerging market countries, excluding the United States—for the 12-month period ending May 31, 2025.

Alpha source exposures (the investment approach that an active investment manager takes in an effort to generate excess returns relative to a benchmark) contributed positively to Fund performance, particularly value and momentum, as both factors performed well despite the broader underperformance of quality stocks.

Three of the Fund’s four sub-advisers outperformed the benchmark MSCI ACWI ex USA Index over the reporting period. Lazard Asset Management LLC's (“Lazard”) 130/30 Momentum strategy benefited from a favorable momentum environment and effective short positioning. Notably, Lazard is the only Fund manager utilizing derivatives, which comprise approximately 50% of its 160% gross exposure. Acadian Asset Management LLC’s outperformance was attributable to strong returns from value and momentum exposures. Lazard’s International Quality Growth strategy also outperformed the Fund’s benchmark despite the headwinds faced by quality factors overall. Strong stock selection in the information technology sector and in numerous equity markets globally contributed significantly to performance.

The performance of Brickwood Asset Management LLP (“Brickwood”), the Fund’s International Value strategy manager, lagged the benchmark during the reporting period. The manager’s underperformance was driven by positions in the consumer discretionary and information technology sectors.

Average Annual Total Returns as of May 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Screened World Equity Ex-US Fund, Class A Shares	14.67%	11.75%	7.64%
MSCI ACWI ex USA Index (NR) (USD)	13.75%	10.37%	5.47%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$175,851	849	$379	67%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Forward Contracts	0.0%
Futures Contracts	0.0%
Total Return Swaps	0.3%
Other Countries	26.4%
Exchange-Traded Fund	0.1%
Switzerland	3.5%
Australia	3.5%
Taiwan	3.8%
Netherlands	4.3%
South Korea	4.7%
China	4.9%
France	5.3%
Canada	5.5%
Germany	8.1%
United Kingdom	8.6%
United States	8.7%
Japan	10.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AP Moller - Maersk A/S, Cl B	1.3%
Flow Traders Ltd	1.3%
AIA Group Ltd	1.2%
Continental AG	1.1%
Burberry Group PLC	1.0%
SAP SE	0.9%
SES SA, Cl A	0.9%
Reckitt Benckiser Group PLC	0.9%
Dollarama Inc	0.8%
KT&G Corp	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

During the reporting period, Jupiter Asset Management Limited was terminated as sub-adviser and was replaced by Brickwood Asset Management LLP. Additionally, the portfolio management team currently at Brickwood Asset Management LLP had previously been employed by Jupiter Asset Management Limited.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Screened World Equity Ex-US Fund

SEI Institutional Investments Trust/Class A Shares - SSEAX

Annual Shareholder Report: May 31, 2025

SSEAX-AR-2025

Annual Shareholder Report: May 31, 2025

Emerging Markets Equity Fund

SEI Institutional Investments Trust/Class A Shares - SMQFX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Emerging Markets Equity Fund (the "Fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund, Class A Shares	$67	0.63%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	Emerging Markets Equity Fund, Class A Shares - $171048	MSCI ACWI ex USA Index (NR) (USD) - $170319	MSCI EFM (Emerging+Frontier Markets) Index (Net) (USD) - $146874
May/15	$100000	$100000	$100000
May/16	$87474	$88608	$82567
May/17	$106386	$104772	$104930
May/18	$119542	$114906	$119457
May/19	$106886	$107713	$109271
May/20	$101393	$104015	$104349
May/21	$156498	$148508	$157289
May/22	$135882	$130083	$126249
May/23	$129313	$128255	$115521
May/24	$153441	$149729	$129853
May/25	$171048	$170319	$146874

How did the Fund perform in the last year?

The Fund underperformed its benchmark, the MSCI EFM (Emerging+Frontier Markets) Index (Net) (USD) ("MSCI EFM Index"), for the 12-month period ending May 31, 2025.

Large-cap stocks drove the benchmark MSCI EFM Index’s gains over the reporting period, led by a combination of enthusiasm over artificial intelligence (AI)-driven growth in shares of large-cap Chinese ecommerce and internet companies, expectations of government support, and continued strength in Taiwanese technology stocks from AI demand from U.S. technology companies. The Fund is underweight to these themes and areas of the market due to its structural allocation to frontier- and emerging-market small-cap stocks. Consequently, China was the biggest detractor from performance among countries given its underweight position in the Fund. Communication services and information technology were the biggest detractors among sectors for the period.

Regarding the Fund’s sub-advisers, JOHCM (USA) Inc. (“JOHCM”) weighed on performance as its momentum investment style (in which investors buy stocks that have shown recent price gains and sell stocks that have recently declined) faced headwinds over the reporting period from China’s resurgence and India’s underperformance. JOHCM’s focus on small-cap stocks also had a negative impact on Fund performance as large caps outperformed over the period. Causeway Capital Management LLC’s multifactor investment approach faced headwinds as momentum and quality both lagged the market over the period; this was not enough to offset the outperformance of the manager’s exposure to the value factor. WCM Investment Management, LLC was the largest contributor to Fund performance due to positive stock selection. RWC Asset Advisors (US) LLC performed well due to frontier markets’ outperformance versus emerging markets during the reporting period. Robeco Institutional Asset Management US Inc. (“Robeco”) also contributed positively to Fund performance over the period due to a tailwind to value stocks. Robeco posted strong results in the financials, real estate, and industrials sectors, especially Greek banks and United Arab Emirates real estate stocks.

Average Annual Total Returns as of May 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Emerging Markets Equity Fund, Class A Shares	11.47%	11.03%	5.51%
MSCI ACWI ex USA Index (NR) (USD)	13.75%	10.37%	5.47%
MSCI EFM (Emerging+Frontier Markets) Index (Net) (USD)	13.11%	7.08%	3.92%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$767,426	412	$4,510	54%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Other Countries	20.6%
Kazakhstan	2.1%
Vietnam	2.3%
Greece	2.5%
Philippines	2.5%
United Arab Emirates	2.8%
South Africa	3.1%
Indonesia	3.8%
Brazil	5.3%
India	10.2%
Taiwan	12.0%
South Korea	12.8%
China	18.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing Co Ltd	6.1%
Tencent Holdings Ltd	2.0%
Alibaba Group Holding Ltd	1.8%
Naspers Ltd, Cl N	1.7%
Emaar Properties PJSC	1.4%
Samsung Electronics Co Ltd	1.3%
Hana Financial Group Inc	1.2%
Contemporary Amperex Technology Co Ltd, Cl A	1.1%
Piraeus Financial Holdings SA	1.0%
Itau Unibanco Holding SA ADR	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Emerging Markets Equity Fund

SEI Institutional Investments Trust/Class A Shares - SMQFX

Annual Shareholder Report: May 31, 2025

SMQFX-AR-2025

Annual Shareholder Report: May 31, 2025

Opportunistic Income Fund

SEI Institutional Investments Trust/Class A Shares - ENIAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Opportunistic Income Fund (the "Fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Income Fund, Class A Shares	$30	0.29%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	Opportunistic Income Fund, Class A Shares - $147228	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115957	ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index - $123449
May/15	$100000	$100000	$100000
May/16	$100929	$102995	$100375
May/17	$105541	$104621	$101205
May/18	$109088	$104229	$102645
May/19	$113340	$110900	$105253
May/20	$113088	$121342	$107699
May/21	$121112	$120850	$108000
May/22	$119936	$110914	$108068
May/23	$125267	$108537	$111439
May/24	$137523	$109954	$117555
May/25	$147228	$115957	$123449

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index, which tracks the performance of a synthetic asset paying a deposit offered rate to the stated maturity—for the 12-month period ending May 31, 2025.

The Federal Reserve (Fed) surprised the markets by reducing the federal-funds rate by 50 basis points at its September 2024 meeting. The central bank subsequently implemented additional 25-basis-point cuts following its meetings in November and December 2024. The Fed then paused its rate-cutting cycle through the end of the reporting period as it continues to evaluate the effects of trade and fiscal policy on the broader economy and financial markets.

Fund performance for the reporting period was bolstered by holdings in spread sectors. An allocation to corporate bonds contributed to Fund performance as spreads in the front end of the yield curve remained relatively steady despite volatility during the first five months of 2025. The Fund’s positions in asset-backed securities (ABS) enhanced performance as various subsectors, such as franchises and student loans, performed well. Holdings in commercial mortgage-backed securities (CMBS) also contributed positively to Fund performance. Positions in non-Agency MBS contributed positively to performance as the sector remained supported by home- price appreciation and limited supply. An allocation to collateralized loan obligations (CLOs) also added to performance. The Fund’s holdings in bank loans performed well and were positive contributors during the reporting period as credit fundamentals remained on solid footing and risk assets outperformed the overall fixed-income market.

Regarding the Fund’s sub-advisers, Manulife Investment Management (US) LLC benefited from allocations to ABS, CMBS, and Non-Agency MBS. Wellington Management Company, LLP's strong performance for the period was attributable to an allocation to non-agency MBS, corporate bonds, and AAA CLOs. Ares Capital Management II, LLC's performance was enhanced by positioning in bank loans.

The Fund’s use of derivatives had no material impact on performance during the period.

Average Annual Total Returns as of May 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Opportunistic Income Fund, Class A Shares	7.06%	5.42%	3.94%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	5.46%	-0.90%	1.49%
ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index	5.01%	2.77%	2.13%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$406,809	901	$866	48%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Municipal Bond	0.0%
Information Technology	0.1%
Communication Services	0.1%
Consumer Staples	0.1%
Real Estate	0.2%
Commercial Paper	0.2%
Health Care	0.2%
Warrants	0.2%
Energy	0.2%
Utilities	0.3%
Materials	0.4%
Consumer Discretionary	0.5%
Industrials	0.8%
U.S. Treasury Obligations	1.3%
Repurchase Agreement	2.0%
Financials	2.2%
Cash Equivalent	4.1%
Mortgage-Backed Securities	27.7%
Asset-Backed Securities	29.0%
Loan Participations	31.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2, TSFR1M + 2.014%	6.339%	05/25/58	0.7%
U.S. Treasury Bills	4.249%	06/03/25	0.6%
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1B, SOFR30A + 3.500%	7.822%	05/25/43	0.5%
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1B, SOFR30A + 3.100%	7.421%	03/25/43	0.5%
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl M1B, SOFR30A + 2.900%	7.222%	04/25/42	0.5%
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1, SOFR30A + 2.300%	6.621%	05/25/43	0.5%
Sesac Finance LLC, Ser 2019-1, Cl A2	5.216%	07/25/49	0.5%
GRACIE POINT INTERNATIONAL FUNDING, Ser 2023-1A, Cl A, SOFR90A + 1.950%	6.298%	09/01/26	0.5%
SLM Private Credit Student Loan Trust, Ser 2006-B, Cl A5, TSFR3M + 0.532%	4.831%	12/15/39	0.5%
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A8, TSFR1M + 1.114%	5.439%	09/25/34	0.4%
Footnote	Description
Footnote(A)	Cash Equivalents and Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Opportunistic Income Fund

SEI Institutional Investments Trust/Class A Shares - ENIAX

Annual Shareholder Report: May 31, 2025

ENIAX-AR-2025

Annual Shareholder Report: May 31, 2025

Core Fixed Income Fund

SEI Institutional Investments Trust/Class A Shares - SCOAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Core Fixed Income Fund (the "Fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Fixed Income Fund, Class A Shares	$12	0.12%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	Core Fixed Income Fund, Class A Shares - $120922	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115957
May/15	$100000	$100000
May/16	$102974	$102995
May/17	$105558	$104621
May/18	$105745	$104229
May/19	$112852	$110900
May/20	$124339	$121342
May/21	$125584	$120850
May/22	$114881	$110914
May/23	$112397	$108537
May/24	$114188	$109954
May/25	$120922	$115957

How did the Fund perform in the last year?

The Fund modestly outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index (TR) (USD)—which tracks the performance of fixed-rate, publicly issued, non-investment-grade bonds—for the 12-month period ending May 31, 2025.

The Federal Reserve (Fed) surprised the markets by reducing the federal-funds rate by 50 basis points at its September 2024 meeting. The central bank subsequently implemented additional 25-basis-point cuts following its meetings in November and December 2024. The Fed then paused its rate-cutting cycle through the end of the reporting period as it continues to evaluate the effects of trade and fiscal policy on the broader economy and financial markets.

Fund performance for the reporting period benefited from holdings in spread sectors. Both an overweight position and security selection in agency mortgage-backed securities (MBS) contributed to Fund performance given the managers’ general preference for specified pools. Positioning within the corporate credit sector bolstered Fund performance due to security selection in the industrials sector. An overweight to asset-backed securities (ABS) added to Fund performance as the managers preferred prime tranches within auto loans and credit cards. Within commercial mortgage-backed securities (CMBS), allocations to higher-quality tranches and class-A properties contributed. The Fund’s slightly long duration posture had minimal impact on performance while a steepening yield curve position had a positive impact as the curve steepened over the period.

Regarding the Fund’s sub-advisers, Allspring Global Investments, LLC benefited from security selection in both corporate bonds and securitized assets. Jennison Associates LLC’s yield-curve positioning enhanced Fund performance as the curve steepened over the period. Metropolitan West Asset Management, LLC outperformed due to an overweight to agency MBS. The performance of MetLife Investment Management, LLC was bolstered by security selection within the corporate sector.

The Fund’s use of derivatives had no material impact on performance during the reporting period.

Average Annual Total Returns as of May 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Core Fixed Income Fund, Class A Shares	5.90%	-0.56%	1.92%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	5.46%	-0.90%	1.49%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$8,868,764	3,315	$7,452	373%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Purchased Swaption	0.0%
Municipal Bonds	0.1%
U.S. Government Agency Obligations	0.2%
Sovereign Debt	0.3%
Materials	0.5%
Real Estate	0.9%
Consumer Discretionary	1.0%
Energy	1.4%
Consumer Staples	1.5%
Information Technology	1.6%
Communication Services	1.7%
Industrials	1.8%
Health Care	2.3%
Cash Equivalent	2.6%
Utilities	3.1%
Financials	7.1%
Asset-Backed Securities	7.4%
U.S. Treasury Obligations	30.8%
Mortgage-Backed Securities	41.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.000%	05/31/30	3.5%
U.S. Treasury Notes	3.750%	05/15/28	2.6%
U.S. Treasury Bonds	4.750%	02/15/45	1.9%
U.S. Treasury Bonds	4.750%	05/15/55	1.7%
U.S. Treasury Notes	3.875%	05/31/27	1.6%
U.S. Treasury Notes	4.125%	05/31/32	1.6%
U.S. Treasury Bills	4.244%	07/24/25	1.5%
U.S. Treasury Notes	4.250%	05/15/35	1.0%
UMBS	3.500%	06/15/55	1.0%
U.S. Treasury Notes	3.875%	04/30/30	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

During the fourth quarter of 2024, Western Asset Management was removed as a Fund sub-adviser. Western’s allocation was split among the existing Fund managers.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Core Fixed Income Fund

SEI Institutional Investments Trust/Class A Shares - SCOAX

Annual Shareholder Report: May 31, 2025

SCOAX-AR-2025

Annual Shareholder Report: May 31, 2025

High Yield Bond Fund

SEI Institutional Investments Trust/Class A Shares - SGYAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the High Yield Bond Fund (the "Fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund, Class A Shares	$30	0.29%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	High Yield Bond Fund, Class A Shares - $171263	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115957	ICE BofA U.S. High Yield Constrained Index (USD) - $161818
May/15	$100000	$100000	$100000
May/16	$97833	$102995	$99116
May/17	$112559	$104621	$112837
May/18	$116597	$104229	$115424
May/19	$122795	$110900	$121616
May/20	$118213	$121342	$121984
May/21	$145259	$120850	$140441
May/22	$140769	$110914	$133413
May/23	$139081	$108537	$133187
May/24	$156195	$109954	$148082
May/25	$171263	$115957	$161818

How did the Fund perform in the last year?

The Fund modestly outperformed its benchmark, the ICE BofA U.S. High Yield Constrained Index (USD), over the 12-month period ending May 31, 2025.

Positive contributors to Fund performance for the reporting period included an overweight position and security selection in the healthcare sector, security selection in telecommunications, and an underweight position and security selection in the leisure sector. Fund performance was hampered by security selection in the transportation, retail, and basic industry sectors.

Among the Fund’s sub-advisers, Ares Capital Management II, LLC outperformed the benchmark ICE BofA U.S. High Yield Constrained Index (USD) due to security selection in the healthcare sector, and both an underweight allocation to and security selection in retail. Benefit Street Partners, LLC's outperformance was attributable to security selection in financial services and technology and electronics. Brigade Capital Management, LP outperformed due to an overweight to and security selection in the healthcare and telecommunications sectors. J.P. Morgan Investment Management, Inc.'s outperformance resulted from an overweight position and security selection in media, and an underweight to and security selection in capital goods. T. Rowe Price Associates, Inc. lagged the benchmark due to an overweight to and security selection in energy, as well as security selection in retail. SEI Investment Management Corporation’s longstanding allocation to structured credit underperformed the broader high-yield market over the reporting period.

Regarding the use of derivatives during the reporting period, the Fund employed currency forwards for the Canadian dollar and the Australian dollar. These positions did not have an impact on Fund performance.

Average Annual Total Returns as of May 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
High Yield Bond Fund, Class A Shares	9.65%	7.70%	5.53%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	5.46%	-0.90%	1.49%
ICE BofA U.S. High Yield Constrained Index (USD)	9.28%	5.81%	4.93%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$2,004,311	1,284	$5,033	53%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Forwards	0.0%
Warrants	0.1%
U.S. Treasury Obligations	0.2%
Preferred Stock	0.5%
Cash Equivalent	2.3%
Real Estate	2.5%
Utilities	2.7%
Consumer Staples	3.0%
Information Technology	3.5%
Health Care	6.5%
Materials	6.6%
Asset-Backed Securities	7.5%
Financials	8.4%
Loan Participations	8.6%
Industrials	9.8%
Energy	10.1%
Consumer Discretionary	12.2%
Communication Services	14.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
CCO Holdings LLC	4.250%	01/15/34	0.7%
X Corp., Tranche B-3 Term Loan, 1st Lien, FIXED + 9.500%	9.500%	10/26/29	0.7%
1261229 BC	10.000%	04/15/32	0.5%
DISH Network	11.750%	11/15/27	0.5%
Zayo Group Holdings	4.000%	03/01/27	0.4%
TransDigm	7.125%	12/01/31	0.4%
Medline Borrower LP	3.875%	04/01/29	0.4%
Voya CLO, Ser 2024-6A, Cl SUB	0.000%	01/20/38	0.4%
LifeScan Global Corporation, Initial Term Loan, 1st Lien, CME Term SOFR + 6.500%	10.922%	12/31/26	0.4%
CCO Holdings LLC	4.250%	02/01/31	0.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

High Yield Bond Fund

SEI Institutional Investments Trust/Class A Shares - SGYAX

Annual Shareholder Report: May 31, 2025

SGYAX-AR-2025

Annual Shareholder Report: May 31, 2025

Long Duration Fund

SEI Institutional Investments Trust/Class A Shares - LDRAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Long Duration Fund (the "Fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Long Duration Fund, Class A Shares	$16	0.16%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	Long Duration Fund, Class A Shares - $121257	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115957	70/30 Bloomberg U.S. Long Credit/U.S. Long Govt - $116132
May/15	$100000	$100000	$100000
May/16	$106186	$102995	$106120
May/17	$110865	$104621	$110138
May/18	$111884	$104229	$110886
May/19	$123312	$110900	$121866
May/20	$149019	$121342	$144543
May/21	$147837	$120850	$141701
May/22	$126158	$110914	$120760
May/23	$118822	$108537	$114003
May/24	$118281	$109954	$113784
May/25	$121257	$115957	$116132

How did the Fund perform in the last year?

The Fund outperformed its benchmark, a 70%/30% blend of the Bloomberg U.S. Long Credit Index and the Bloomberg U.S. Long Government Index, for the 12-month period ending May 31, 2025.

The Federal Reserve (Fed) surprised the markets by reducing the federal-funds rate by 50 basis points at its September 2024 meeting. The central bank subsequently implemented additional 25-basis-point cuts following its meetings in November and December 2024. The Fed then paused its rate-cutting cycle through the end of the reporting period as it continues to evaluate the effects of trade and fiscal policy on the broader economy and financial markets. The implementation of tariffs during the first four months of 2025 caused spreads to widen materially before tightening back close to pre-tariff levels.

Fund performance for the reporting period was bolstered by holdings in corporate bonds, particularly in the industrials and financials sectors. This was partially offset by the negative impact of an underweight allocation to corporate bonds and an overweight to U.S. Treasurys, as the corporate sector outperformed over the period. An underweight position in BBB rated issues detracted from Fund performance as lower-quality securities outperformed during the reporting period.

Regarding the Fund’s sub-advisers, Legal & General Investment Management America, Inc. (LGIM) benefited from selection in the industrials sector, most notably in consumer non-cyclical and capital goods. Jennison Associates LLCs’ performance was enhanced by a yield-curve steepening position; this was partially offset by defensive credit positioning, while Metropolitan West Asset Management, LLC benefited from security selection in the financials sector. Income Research + Management (IRM) slightly outperformed the Fund's Blended Benchmark for the period due to security selection.

The Fund’s use of derivatives had no material impact on performance during the period.

Average Annual Total Returns as of May 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Long Duration Fund, Class A Shares	2.52%	-4.04%	1.95%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	5.46%	-0.90%	1.49%
70/30 Bloomberg U.S. Long Credit/U.S. Long Govt	2.06%	-4.28%	1.51%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$495,003	972	$487	176%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Mortgage-Backed Securities	0.2%
U.S. Government Agency Obligations	0.5%
Real Estate	0.9%
Sovereign Debt	1.1%
Materials	1.3%
Municipal Bonds	1.8%
Cash Equivalent	2.3%
Consumer Discretionary	2.4%
Consumer Staples	3.6%
Information Technology	4.8%
Energy	5.8%
Industrials	6.3%
Communication Services	6.8%
Health Care	9.2%
Utilities	9.6%
Financials	10.8%
U.S. Treasury Obligations	33.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.750%	05/15/55	4.9%
U.S. Treasury Bonds	4.625%	02/15/55	2.4%
U.S. Treasury Notes	4.250%	05/15/35	2.3%
U.S. Treasury Bonds	4.750%	02/15/45	2.3%
U.S. Treasury Bonds	2.000%	11/15/41	2.0%
U.S. Treasury Bonds	3.375%	11/15/48	2.0%
U.S. Treasury Bonds	4.625%	11/15/44	1.8%
U.S. Treasury Bonds	3.000%	08/15/48	1.6%
U.S. Treasury Bonds	2.250%	08/15/46	1.4%
U.S. Treasury Bonds	4.500%	02/15/44	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Long Duration Fund

SEI Institutional Investments Trust/Class A Shares - LDRAX

Annual Shareholder Report: May 31, 2025

LDRAX-AR-2025

Annual Shareholder Report: May 31, 2025

Long Duration Credit Fund

SEI Institutional Investments Trust/Class A Shares - SLDAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Long Duration Credit Fund (the "Fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Long Duration Credit Fund, Class A Shares	$15	0.15%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	Long Duration Credit Fund, Class A Shares - $123410	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115957	Bloomberg Long A+ U.S. Credit Index (USD) - $119645
May/15	$100000	$100000	$100000
May/16	$107374	$102995	$107822
May/17	$112342	$104621	$111922
May/18	$113063	$104229	$112672
May/19	$123807	$110900	$123200
May/20	$146675	$121342	$143726
May/21	$147445	$120850	$143776
May/22	$125729	$110914	$122159
May/23	$119023	$108537	$115833
May/24	$120283	$109954	$117058
May/25	$123410	$115957	$119645

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the Bloomberg Long A+ U.S. Credit Index (USD)—which tracks the performance of highly rated corporate and international dollar-denominated bonds with a remaining maturity of 10 years or more—for the 12-month period ending May 31, 2025.

The Federal Reserve (Fed) surprised the markets by reducing the federal-funds rate by 50 basis points at its September 2024 meeting. The central bank subsequently implemented additional 25-basis-point cuts following its meetings in November and December 2024. The Fed then paused its rate-cutting cycle through the end of the reporting period as it continues to evaluate the effects of trade and fiscal policy on the broader economy and financial markets. Corporate spreads widened slightly over the reporting period. Volatility was muted through 2024; however, the implementation of tariffs during the first four months of 2025 caused spreads to widen materially before tightening back close to pre-tariff levels.

Fund performance for the reporting period was bolstered by holdings in corporate bonds, particularly in the industrials and financials sectors. An overweight allocation to financials partially detracted from Fund performance, as it was the worst performing long-term corporate subsector during the period. An allocation to BBB rated bonds, which are not represented in the benchmark Bloomberg Long A+ U.S. Credit Index (USD), contributed to Fund performance, as lower-quality issues outperformed higher-quality securities over the period. An allocation to U.S. Treasury detracted from Fund performance as the credit sector outperformed during the period.

Regarding the Fund’s sub-advisers, MetLife Investment Management, LLC's performance for the reporting period was enhanced by an allocation to BBB rated bonds. Both Income Research + Management (IRM) and Legal & General Investment Management America, Inc. benefited from security selection in the corporate sector, while Jennison Associates’ yield curve steepener contributed positively to Fund performance. Metropolitan West Asset Management, LLC's performance was bolstered by security selection in the financials sector, particularly banks.

The Fund’s use of derivatives had no material impact on performance during the period.

Average Annual Total Returns as of May 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Long Duration Credit Fund, Class A Shares	2.60%	-3.40%	2.13%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	5.46%	-0.90%	1.49%
Bloomberg Long A+ U.S. Credit Index (USD)	2.21%	-3.60%	1.81%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,010,429	1,202	$3,803	79%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Cash Equivalent	1.2%
Sovereign Debt	1.2%
Real Estate	1.3%
Materials	1.5%
Municipal Bonds	3.7%
Consumer Discretionary	3.8%
Communication Services	5.4%
Consumer Staples	5.6%
Energy	6.0%
Information Technology	6.1%
U.S. Treasury Obligations	6.3%
Industrials	7.3%
Health Care	13.5%
Utilities	16.9%
Financials	19.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.625%	02/15/55	1.4%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide	4.900%	02/01/46	1.4%
Bank of America, SOFRRATE + 1.930%	2.676%	06/19/41	0.8%
Comcast	2.937%	11/01/56	0.8%
U.S. Treasury Notes	4.250%	05/15/35	0.7%
U.S. Treasury Bonds	4.625%	11/15/44	0.6%
Comcast	2.987%	11/01/63	0.6%
JPMorgan Chase, TSFR3M + 1.622%	3.882%	07/24/38	0.6%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide	4.700%	02/01/36	0.6%
AbbVie	4.250%	11/21/49	0.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Long Duration Credit Fund

SEI Institutional Investments Trust/Class A Shares - SLDAX

Annual Shareholder Report: May 31, 2025

SLDAX-AR-2025

Annual Shareholder Report: May 31, 2025

Ultra Short Duration Bond Fund

SEI Institutional Investments Trust/Class A Shares - SUSAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Ultra Short Duration Bond Fund (the "Fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Duration Bond Fund, Class A Shares	$14	0.14%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	Ultra Short Duration Bond Fund, Class A Shares - $127179	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115957	Bloomberg Short U.S. Treasury 9-12 Month Index (USD) - $120858
May/15	$100000	$100000	$100000
May/16	$101008	$102995	$100410
May/17	$102781	$104621	$101053
May/18	$104524	$104229	$102088
May/19	$107781	$110900	$104761
May/20	$110420	$121342	$108040
May/21	$112022	$120850	$108317
May/22	$110655	$110914	$107638
May/23	$113488	$108537	$109461
May/24	$120397	$109954	$115070
May/25	$127179	$115957	$120858

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the Bloomberg Short U.S. Treasury 9-12 Month Index (USD), for the 12-month period ending May 31, 2025.

The Federal Reserve (Fed) surprised the markets by reducing the federal-funds rate by 50 basis points at its September 2024 meeting. The central bank subsequently implemented additional 25-basis-point cuts following its meetings in November and December 2024. The Fed then paused its rate-cutting cycle through the end of the reporting period as it continues to evaluate the effects of trade and fiscal policy on the broader economy and financial markets.

Fund performance for the reporting period benefited from an allocation to corporate bonds as spreads in the front end of the yield curve remained relatively steady despite volatility during the first five months of 2025. Allocations within asset-backed securities (ABS) benefited performance as the Fund’s managers generally preferred higher-quality prime tranches within credit cards and auto loans. Non-agency mortgage-backed securities (MBS) contributed positively to performance as the sector remained supported by home-price appreciation and limited supply. A small allocation to AAA rated collateralized loan obligations (CLOs) also added to performance.

Regarding the Fund’s sub-advisers, both MetLife Investment Management, LLC (“MetLife”) and Wellington Management Company, LLP (“Wellington”) outperformed the benchmark for the period. MetLife benefited from allocations to corporate bonds and prime credit cards and auto loans. Wellington’s outperformance was attributable to an allocation to non-agency MBS, corporate bonds, and AAA rated CLOs.

The Fund’s use of derivatives had no material impact on performance during the period.

Average Annual Total Returns as of May 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Ultra Short Duration Bond Fund, Class A Shares	5.63%	2.87%	2.43%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	5.46%	-0.90%	1.49%
Bloomberg Short U.S. Treasury 9-12 Month Index (USD)	5.03%	2.27%	1.91%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$455,543	564	$417	77%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Real Estate	0.1%
U.S. Government Agency Obligation	0.3%
Materials	0.4%
Communication Services	0.7%
Cash Equivalent	0.7%
Commercial Paper	0.7%
Information Technology	1.0%
Health Care	1.5%
Energy	1.5%
Municipal Bonds	1.6%
Consumer Staples	1.9%
Industrials	2.3%
Consumer Discretionary	3.2%
Utilities	3.2%
Repurchase Agreements	6.5%
U.S. Treasury Obligations	9.4%
Mortgage-Backed Securities	13.7%
Financials	20.4%
Asset-Backed Securities	31.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	1.250%	12/31/26	2.0%
U.S. Treasury Notes	0.750%	08/31/26	1.6%
U.S. Treasury Bills	0.000%	05/14/26	1.5%
U.S. Treasury Bills	4.263%	07/15/25	1.0%
U.S. Treasury Bills	4.263%	07/22/25	1.0%
U.S. Treasury Notes	0.375%	11/30/25	1.0%
Truist Bank, SOFRRATE + 0.590%	4.671%	05/20/27	0.9%
JPMorgan Chase, SOFRRATE + 0.765%	1.470%	09/22/27	0.8%
Morgan Stanley, SOFRRATE + 0.858%	1.512%	07/20/27	0.8%
Wells Fargo, TSFR3M + 1.432%	3.196%	06/17/27	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents and Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Ultra Short Duration Bond Fund

SEI Institutional Investments Trust/Class A Shares - SUSAX

Annual Shareholder Report: May 31, 2025

SUSAX-AR-2025

Annual Shareholder Report: May 31, 2025

Emerging Markets Debt Fund

SEI Institutional Investments Trust/Class A Shares - SEDAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Emerging Markets Debt Fund (the "Fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund, Class A Shares	$46	0.44%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	Emerging Markets Debt Fund, Class A Shares - $132466	Bloomberg Global Aggregate Index (USD) - $109779	50/50 JPM EMBI Global Div & JPM GBI EM Global Div - $127574
May/15	$100000	$100000	$100000
May/16	$98229	$105320	$99863
May/17	$110199	$106129	$110851
May/18	$111544	$107957	$111175
May/19	$113364	$111293	$115514
May/20	$113676	$117519	$117000
May/21	$127367	$122769	$127933
May/22	$107436	$106549	$107658
May/23	$108742	$101777	$108522
May/24	$120429	$102564	$117219
May/25	$132466	$109779	$127574

How did the Fund perform in the last year?

The Fund outperformed its performance benchmark, a 50%/50% blend of the JPM EMBI Global Diversified Index and the JPM GBI-EM Global Diversified Index, for the 12-month period ending May 31, 2025.

Over the reporting period, in hard-currency emerging markets, high-yield bonds outperformed investment-grade securities. Local-currency markets also garnered positive returns due mainly to a rally in local rates. Emerging-market currencies recorded modestly positive returns during the period, as most currencies depreciated against the U.S. dollar.

Among the Fund’s sub-advisers, Marathon Asset Management (“Marathon”), Grantham Mayo van Otterloo ("GMO"), and Neuberger Berman Investment Advisers (“Neuberger”) (which was terminated in December 2024) added value through high-yield exposure, particularly to Argentina and Venezuela. Marathon also benefited from strong security selection and overweights to Peru and Mexico.

Local-currency sub-adviser Ninety One UK Ltd. (“Ninety One”) (terminated in December 2024) outperformed the Fund’s blended benchmark, bolstered by underweight allocations to South Africa and Mexico. This was partly offset by the negative impact of the exposure to Brazil. Colchester Global Investors underperformed as emerging-market currencies depreciated over the reporting period, most notably in the Latin America region, where the sub-adviser had an overweight position.

New local-currency managers Artisan Partners Limited Partnership (“Artisan”) and Invesco Advisers (“Invesco”), both of which were added as Fund sub-advisers in December 2024, saw gains from Brazilian and Mexican exposures, which performed well against the U.S. dollar during the period. However, Turkish rates and currency exposure detracted from performance, particularly for Invesco.

Regarding the use of derivatives over the reporting period, the Fund employed currency forwards and interest rate swaps to manage active currency and duration exposures. Currency forwards and interest rate swaps had a positive impact on Fund performance, with effects varying by country, depending on local-rate and currency moves.

Average Annual Total Returns as of May 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Emerging Markets Debt Fund, Class A Shares	10.00%	3.11%	2.85%
Bloomberg Global Aggregate Index (USD)	7.03%	-1.35%	0.94%
50/50 JPM EMBI Global Div & JPM GBI EM Global Div	8.83%	1.75%	2.47%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,676,351	979	$6,308	142%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Forward Contracts	-0.2%
Written Options	-0.1%
Credit Default Swaps	0.0%
Written Swaptions	0.0%
Futures Contracts	0.0%
Total Return Swaps	0.0%
Purchased Options	0.1%
Interest Rate Swaps	0.3%
Other Countries	40.3%
Romania	2.4%
Egypt	2.5%
Supranational	2.7%
Peru	3.1%
Poland	3.4%
Brazil	3.9%
Turkey	4.1%
Colombia	4.9%
Malaysia	5.9%
South Africa	6.2%
Indonesia	7.3%
Mexico	8.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Malaysia Government Bond, MYR	3.955%	09/15/25	1.1%
Indonesia Treasury Bond	6.750%	07/15/35	1.1%
U.S. Treasury Notes, USBMMY3M + 0.160%	4.456%	04/30/27	1.0%
Republic of South Africa Government Bond, ZAR	8.750%	01/31/44	0.9%
Mexican Bonos	8.500%	03/02/28	0.9%
Peru Government Bond	5.400%	08/12/34	0.8%
Petroleos Mexicanos	7.690%	01/23/50	0.8%
Republic of South Africa Government Bond	9.000%	01/31/40	0.8%
Republic of South Africa Government International Bond	5.750%	09/30/49	0.8%
Mexican Bonos	8.500%	03/01/29	0.7%

Material Fund Changes

Artisan and Invesco replaced Neuberger and Ninety One as Fund sub-advisers in December 2024. In addition, during the reporting period, the Advisory fee for the Fund was reduced.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Emerging Markets Debt Fund

SEI Institutional Investments Trust/Class A Shares - SEDAX

Annual Shareholder Report: May 31, 2025

SEDAX-AR-2025

Annual Shareholder Report: May 31, 2025

Real Return Fund

SEI Institutional Investments Trust/Class A Shares - RRPAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Real Return Fund (the "Fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Return Fund, Class A Shares	$2	0.02%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	Real Return Fund, Class A Shares - $130721	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115957	Bloomberg 1-5 Year U.S. TIPS Index (USD) - $131355
May/15	$100000	$100000	$100000
May/16	$100521	$102995	$100678
May/17	$102287	$104621	$102524
May/18	$102776	$104229	$103059
May/19	$105683	$110900	$105969
May/20	$109323	$121342	$109725
May/21	$117201	$120850	$117787
May/22	$119618	$110914	$120318
May/23	$117116	$108537	$117856
May/24	$122093	$109954	$122795
May/25	$130721	$115957	$131355

How did the Fund perform in the last year?

The Fund performed in line with its benchmark, the Bloomberg 1-5 Year U.S. TIPS Index (USD), for the 12-month period ending May 31, 2025.

The Bloomberg 1-5 Year U.S. TIPS Index (USD) returned 6.97% over the reporting period, outperforming the comparable Bloomberg 1-5 Year U.S.Treasury Index (USD), which returned 6.07%. The outperformance of the the Bloomberg 1-5 Year U.S. TIPS Index (USD) was driven primarily by a significant decline in short-dated real U.S. Treasury yields (yields after adjusting for inflation). The 2-year real yield fell 134 basis points (bps) over the reporting period and the 5-year real yield declined by 59 bps, providing strong price support to inflation-linked securities. In contrast, longer-dated real U.S. Treasury yields rose modestly, leading to a steepening of the real yield curve (in which the spread between short- and long-term yields increases).

The breakeven inflation rate (the difference between the nominal yield on a fixed-rate bond and the real yield on an inflation-linked bond) widened slightly at the front end of the U.S. Treasury yield curve during the reporting period, with 2-year breakevens rising by 35 bps, suggesting modest repricing of near-term inflation expectations. The 5-year breakeven yield curve was little changed, and longer-dated breakevens were broadly stable to slightly narrower. Overall, the inflation risk premium was largely unchanged, reinforcing the idea that performance was dominated by real yield compression (a decrease in the real yield of a bond) rather than breakeven expansion.

Average Annual Total Returns as of May 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Real Return Fund, Class A Shares	7.07%	3.64%	2.72%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	5.46%	-0.90%	1.49%
Bloomberg 1-5 Year U.S. TIPS Index (USD)	6.97%	3.66%	2.76%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$254,149	21	$-	34%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligations	99.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Inflation Indexed Bonds	1.625%	10/15/29	6.8%
U.S. Treasury Inflation Indexed Bonds	2.125%	04/15/29	6.7%
U.S. Treasury Inflation-Protected Securities	2.375%	10/15/28	6.4%
U.S. Treasury Inflation-Protected Securities	1.625%	10/15/27	6.2%
U.S. Treasury Inflation-Protected Securities	1.250%	04/15/28	6.0%
U.S. Treasury Inflation-Protected Securities	0.125%	04/15/27	6.0%
U.S. Treasury Inflation-Protected Securities	0.125%	10/15/26	5.9%
U.S. Treasury Inflation-Protected Securities	0.500%	01/15/28	5.4%
U.S. Treasury Inflation-Protected Securities	0.375%	07/15/27	5.3%
U.S. Treasury Inflation-Protected Securities	0.125%	01/15/30	5.3%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Real Return Fund

SEI Institutional Investments Trust/Class A Shares - RRPAX

Annual Shareholder Report: May 31, 2025

RRPAX-AR-2025

Annual Shareholder Report: May 31, 2025

Limited Duration Bond Fund

SEI Institutional Investments Trust/Class A Shares - SLDBX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Limited Duration Bond Fund (the "Fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited Duration Bond Fund, Class A Shares	$11	0.11%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.10%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	Limited Duration Bond Fund, Class A Shares - $123523	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115957	ICE BofA 1-3 Year U.S. Treasury Index (USD) - $116608
May/15	$100000	$100000	$100000
May/16	$101263	$102995	$100729
May/17	$102492	$104621	$101304
May/18	$103321	$104229	$101288
May/19	$107029	$110900	$104773
May/20	$111463	$121342	$109571
May/21	$113575	$120850	$109849
May/22	$110387	$110914	$106680
May/23	$111309	$108537	$106715
May/24	$116277	$109954	$110372
May/25	$123523	$115957	$116608

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the ICE BofA 1-3 Year U.S. Treasury Index (USD)—which tracks the performance of the direct sovereign debt of the U. S. government with a maturity of at least one year and less than three years—for the 12-month period ending May 31, 2025.

The Federal Reserve (Fed) surprised the markets by reducing the federal-funds rate by 50 basis points at its September 2024 meeting. The central bank subsequently implemented additional 25-basis-point cuts following its meetings in November and December 2024. The Fed then paused its rate-cutting cycle through the end of the reporting period as it continues to evaluate the effects of trade and fiscal policy on the broader economy and financial markets.

Fund performance for the reporting period benefited from holdings in spread sectors. An allocation to corporate bonds contributed to Fund performance as spreads in the front end of the yield curve remained relatively steady despite volatility during the first five months of 2025. Allocations to asset-backed securities (ABS) also contributed positively to performance. Despite interest-rate volatility, agency mortgage-backed securities (MBS) performed well during the reporting period. Consequently, the Fund’s positioning and security selection in the sector bolstered performance. Additionally, positions in commercial mortgage-backed securities (CMBS), enhanced Fund performance, with the managers preferring senior tranches. A small allocation to AAA rated collateralized loan obligations (CLOs) also had a positive impact on performance.

Regarding the Fund’s sub-advisers, both MetLife Investment Management, LLC (“MetLife”) and Metropolitan West Asset Management, LLC (“MetWest”) outperformed the benchmark ICE BofA 1-3 Year U.S. Treasury Index (USD) for the reporting period. MetLife benefitted from allocations to corporate bonds and prime credit cards and auto loans. MetWest’s outperformance was attributable to allocations to agency MBS and corporate bonds.

The Fund’s use of derivatives had no material impact on performance during the reporting period.

Average Annual Total Returns as of May 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Limited Duration Bond Fund, Class A Shares	6.23%	2.08%	2.14%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	5.46%	-0.90%	1.49%
ICE BofA 1-3 Year U.S. Treasury Index (USD)	5.65%	1.25%	1.55%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,967,138	471	$1,695	289%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Purchased Swaption	0.0%
Energy	0.1%
Materials	0.2%
Communication Services	0.4%
Sovereign Debt	0.5%
U.S. Government Agency Obligation	0.7%
Health Care	0.8%
Real Estate	1.1%
Information Technology	1.5%
Municipal Bonds	1.9%
Consumer Discretionary	2.1%
Consumer Staples	2.8%
Utilities	2.9%
Industrials	3.7%
Cash Equivalent	6.6%
Financials	13.0%
Mortgage-Backed Securities	19.7%
Asset-Backed Securities	21.0%
U.S. Treasury Obligations	32.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.875%	05/31/27	6.0%
U.S. Treasury Notes	3.250%	06/30/27	5.6%
U.S. Treasury Notes	2.500%	03/31/27	5.2%
U.S. Treasury Notes	0.500%	10/31/27	4.2%
U.S. Treasury Notes	3.125%	08/31/27	3.5%
U.S. Treasury Notes	3.750%	05/15/28	2.9%
U.S. Treasury Notes	3.625%	05/31/28	2.5%
U.S. Treasury Notes	1.250%	12/31/26	2.2%
UMBS	5.000%	06/15/40	1.1%
UMBS	4.500%	06/15/40	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Limited Duration Bond Fund

SEI Institutional Investments Trust/Class A Shares - SLDBX

Annual Shareholder Report: May 31, 2025

SLDBX-AR-2025

Annual Shareholder Report: May 31, 2025

Intermediate Duration Credit Fund

SEI Institutional Investments Trust/Class A Shares - SIDCX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Intermediate Duration Credit Fund (the "Fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate Duration Credit Fund, Class A Shares	$14	0.14%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	Intermediate Duration Credit Fund, Class A Shares - $127367	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115957	Bloomberg A+ U.S. Credit Index (USD) - $122728
May/15	$100000	$100000	$100000
May/16	$104162	$102995	$104289
May/17	$107681	$104621	$106705
May/18	$107830	$104229	$106572
May/19	$115378	$110900	$113992
May/20	$128059	$121342	$125995
May/21	$131002	$120850	$127286
May/22	$118483	$110914	$115213
May/23	$116445	$108537	$113121
May/24	$120678	$109954	$116479
May/25	$127367	$115957	$122728

How did the Fund perform in the last year?

The Fund modestly outperformed its benchmark, the Bloomberg A+ U.S. Credit Index (USD)—which tracks the performance of fixed-income securities with one of the three highest credit ratings—for the 12-month period ending May 31, 2025.

The Federal Reserve (Fed) surprised the markets by reducing the federal-funds rate by 50 basis points at its September 2024 meeting. The central bank subsequently implemented additional 25-basis-point cuts following its meetings in November and December 2024. The Fed then paused its rate-cutting cycle through the end of the reporting period as it continues to evaluate the effects of trade and fiscal policy on the broader economy and financial markets. Corporate spreads widened slightly over the reporting period. Volatility was muted through 2024; however, the implementation of tariffs during the first four months of 2025 caused spreads to widen materially before tightening back close to pre-tariff levels.

Fund performance for the period was enhanced by holdings in corporate bonds, particularly in the industrials and financials sectors, as well as an overweight allocation to the financials sector. An allocation to BBB rated securities contributed to Fund performance as lower-quality issues outperformed higher-quality securities over the reporting period. The Fund’s position in U.S. Treasurys, which are not represented in the benchmark Bloomberg A+ U.S. Credit Index (USD), detracted from performance.

Among the Fund’s sub-advisers, MetLife Investment Management, LLC benefited from an allocation to BBB rated credits. The performance of both Income Research + Management (IRM) and Legal & General Investment Management America, Inc. (LGIM) was bolstered by corporate credit selection in financial and utility sectors.

The Fund’s use of derivatives had no material impact on performance for the reporting period.

Average Annual Total Returns as of May 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Intermediate Duration Credit Fund, Class A Shares	5.54%	-0.11%	2.45%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	5.46%	-0.90%	1.49%
Bloomberg A+ U.S. Credit Index (USD)	5.36%	-0.52%	2.07%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$4,123,796	1,021	$4,896	130%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Sovereign Debt	0.5%
Cash Equivalent	1.5%
Materials	2.2%
Municipal Bonds	2.6%
Real Estate	2.8%
Information Technology	3.4%
Consumer Discretionary	3.8%
Communication Services	4.0%
Energy	4.6%
Consumer Staples	5.7%
Industrials	7.5%
Health Care	7.7%
U.S. Treasury Obligations	7.8%
Utilities	11.6%
Financials	34.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.250%	05/15/35	1.1%
U.S. Treasury Notes	3.750%	05/15/28	1.0%
U.S. Treasury Bonds	4.625%	02/15/55	1.0%
U.S. Treasury Notes	3.750%	04/15/28	0.9%
U.S. Treasury Notes	4.250%	01/15/28	0.6%
Bank of America, SOFRRATE + 1.930%	2.676%	06/19/41	0.5%
U.S. Treasury Notes	3.875%	04/30/30	0.5%
Goldman Sachs Group, SOFRRATE + 1.248%	2.383%	07/21/32	0.5%
U.S. Treasury Bonds	5.000%	05/15/45	0.4%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide	4.900%	02/01/46	0.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Intermediate Duration Credit Fund

SEI Institutional Investments Trust/Class A Shares - SIDCX

Annual Shareholder Report: May 31, 2025

SIDCX-AR-2025

Annual Shareholder Report: May 31, 2025

Dynamic Asset Allocation Fund

SEI Institutional Investments Trust/Class A Shares - SDLAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Dynamic Asset Allocation Fund (the "Fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Asset Allocation Fund, Class A Shares	$3	0.03%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	Dynamic Asset Allocation Fund, Class A Shares - $324011	S&P 500 Index (TR) - $335352
May/15	$100000	$100000
May/16	$99678	$101716
May/17	$118789	$119484
May/18	$131649	$136671
May/19	$132630	$141841
May/20	$148349	$160050
May/21	$215421	$224579
May/22	$221894	$223907
May/23	$221396	$230448
May/24	$279727	$295404
May/25	$324011	$335352

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the broad-market S&P 500 Index (TR)—a market-weighted index that tracks the performance of the 500 largest publicly traded U.S. companies and is considered representative of the broad U.S. stock market—for the 12-month period ending May 31, 2025.

Interest rate positions were the largest contributors to the Fund’s outperformance relative to the benchmark for the reporting period, attributable mainly to two yield curve steepeners. Yield curve steepeners benefit when the yield spread between short- and long-maturity U.S. Treasury securities increases. During the period, short-term yields were relatively anchored, while longer-term Treasury yields moved higher. The Fund held two U.S. consumer-price index (CPI) swaps, which in aggregate contributed positively to relative performance as inflation expectations rose over the reporting period. Two short-term U.S. interest rate positions based on the one-year Treasury note yield also enhanced Fund performance. These positions benefitted from market expectations for Federal Reserve interest rate cuts were tempered (the central bank implemented fewer rate cuts than previously expected).

The Fund’s currency positions largely detracted from relative performance over the reporting period. A euro versus U.S. dollar put option, a euro versus Japanese yen put option, and a Chinese yuan put option all weighed on Fund performance over the period. A position in broad commodities had a modestly positive impact as performance was mixed across commodities markets. Weakness in economically sensitive sectors such as energy and industrial metals was largely offset by strength in the precious metals sectors.

Average Annual Total Returns as of May 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Dynamic Asset Allocation Fund, Class A Shares	15.83%	16.91%	12.47%
S&P 500 Index (TR)	13.52%	15.94%	12.86%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,684,842	535	$169	26%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Options	-0.1%
Written Swaptions	-0.1%
Cross-Currency Swaps	0.0%
Purchased Options	0.2%
Purchased Swaption	0.4%
Futures Contracts	0.8%
Cash Equivalent	1.2%
Materials	1.5%
Real Estate	1.7%
Utilities	1.9%
Energy	2.3%
Consumer Staples	4.6%
Interest Rate Swaps	4.6%
Industrials	6.8%
Communication Services	7.4%
Health Care	7.4%
Consumer Discretionary	8.2%
Financials	11.1%
Information Technology	24.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	5.3%
NVIDIA Corp	5.1%
Apple Inc	4.7%
Amazon.com Inc	3.0%
Meta Platforms Inc, Cl A	2.2%
Broadcom Inc	1.8%
Alphabet Inc, Cl A	1.5%
Interest Rate Swap 4.35% 11/02/2031	1.5%
Tesla Inc	1.5%
Berkshire Hathaway Inc, Cl B	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Dynamic Asset Allocation Fund

SEI Institutional Investments Trust/Class A Shares - SDLAX

Annual Shareholder Report: May 31, 2025

SDLAX-AR-2025

Annual Shareholder Report: May 31, 2025

Multi-Asset Real Return Fund

SEI Institutional Investments Trust/Class A Shares - SEIAX

Fund Overview

This annual shareholder report contains important information about Class A Shares of the Multi-Asset Real Return Fund (the "Fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Real Return Fund, Class A Shares	$60	0.59%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes dividend, interest, and proxy fee expense. Had this expense been excluded the ratio would have been 0.21%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

	Multi-Asset Real Return Fund, Class A Shares - $130615	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115957	Bloomberg 1-5 Year U.S. TIPS Index (USD) - $131355	Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%) - $145523
May/15	$100000	$100000	$100000	$100000
May/16	$96806	$102995	$100678	$98293
May/17	$95979	$104621	$102524	$100424
May/18	$97366	$104229	$103059	$104373
May/19	$97399	$110900	$105969	$104251
May/20	$94103	$121342	$109725	$104557
May/21	$107437	$120850	$117787	$122914
May/22	$124409	$110914	$120318	$134241
May/23	$116891	$108537	$117856	$126414
May/24	$125392	$109954	$122795	$136410
May/25	$130615	$115957	$131355	$145523

How did the Fund perform in the last year?

The Fund underperformed its benchmark, the Bloomberg 1-5 Year U.S. TIPS Index (USD), for the 12-month period ending May 31, 2025.

The majority of the Fund's underperformance relative to its benchmark for the reporting period was attributable to its commodities exposure, which saw mixed performance. The Fund’s equity long/short strategy detracted from performance as inflation moderated, with less inflation-sensitive sectors generally outperforming those with greater inflation-sensitivity. At the sector level, the Fund’s short exposure to consumer discretionary challenged performance as the job market remained robust and consumers continued to spend on non-essential goods and services. Holdings in the energy sector detracted from Fund performance due to pressured crude oil prices. The Fund's TIPS plus (Treasury Inflation-Protected Securities) allocation contributed positively to performance, benefiting from its credit exposure.

Among the Fund’s sub-advisers, Columbia Management Investment Advisers and UBS Asset Management underperformed the benchmark due to mixed performance for commodities. Equity long/short manager Franklin Advisers, Inc. also underperformed the benchmark as less inflation-sensitive sectors outperformed. Conversely, AllianceBernstein L.P benefited from its overweight credit exposure amid tighter credit spreads, especially in below-investment-grade bonds.

Regarding the use of derivatives during the reporting period, the Fund employed equity-index futures to hedge broad equity-market exposure; equity-index sector futures to obtain strategic exposure to equity-index sectors; bond futures and interest-rate swaps to hedge duration; credit default swaps (CDS) to hedge credit risk; and commodity futures to obtain diversified strategic exposure to commodities. The Fund’s allocation to commodity futures and exposure to equity-index sector futures contributed to performance. The exposures obtained through interest-rate swaps, CDS, equity-index futures, and bond futures detracted from Fund performance for the period, but provided the intended hedging.

Average Annual Total Returns as of May 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Multi-Asset Real Return Fund, Class A Shares	4.17%	6.78%	2.71%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	5.46%	-0.90%	1.49%
Bloomberg 1-5 Year U.S. TIPS Index (USD)	6.97%	3.66%	2.76%
Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)	6.68%	6.84%	3.82%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of May 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$781,955	1,224	$1,370	41%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	-1.0%
Information Technology	-0.4%
Rights	0.0%
Forwards	0.0%
Credit Default Swaps	0.0%
Industrials	0.0%
Sovereign Debt	0.1%
Interest Rate Swaps	0.3%
U.S. Government Agency Obligations	1.3%
Utilities	1.4%
Communication Services	1.8%
Real Estate	2.9%
Mortgage-Backed Securities	2.9%
Asset-Backed Securities	3.3%
Health Care	5.3%
Corporate Obligations	6.4%
Energy	7.0%
Consumer Staples	7.2%
U.S. Treasury Obligations	54.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Inflation-Protected Securities	0.375%	07/15/27	18.0%
U.S. Treasury Inflation-Protected Securities	0.250%	07/15/29	14.5%
U.S. Treasury Inflation-Protected Securities	0.750%	07/15/28	2.8%
U.S. Treasury Bills	4.229%	06/20/25	2.1%
U.S. Treasury Inflation-Protected Securities	0.125%	07/15/30	2.0%
Exxon Mobil Corp	—	—	1.8%
U.S. Treasury Bills	4.248%	07/24/25	1.4%
U.S. Treasury Bills	4.257%	06/12/25	1.4%
U.S. Treasury Notes, USBMMY3M + 0.170%	4.471%	10/31/25	1.2%
Microsoft Corp	—	—	1.1%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Multi-Asset Real Return Fund

SEI Institutional Investments Trust/Class A Shares - SEIAX

Annual Shareholder Report: May 31, 2025

SEIAX-AR-2025

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Susan C. Cote. Ms. Cote is independent as defined in Form N-CSR Item 3 (a) (2).

Item 4. Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal years 2025 and 2024 as follows:

		Fiscal Year 2025			Fiscal Year 2024
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$950,000	$0	N/A	$1,132,895	$0	N/A
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$0	$0	$0	$0
(d)	All Other Fees(2)	$0	$360,799	$0	$0	$363,759	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	See Item 4(g) for a description of the services comprising the fees disclosed in this category.

(e)(1) The Registrant’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules on auditor independence and whether the provision of such services would compromise the auditor’s independence.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor during the following twelve months without obtaining specific pre-approval from the Audit Committee.

The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees (or the manner of their determination) to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal Year 2025	Fiscal Year 2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g) The aggregate non-audit fees and services billed by KPMG for the fiscal years 2025 and 2024 were $360,799 and $363,759, respectively. Non-audit fees consist of SSAE No. 16 review of fund accounting and administration operations and an attestation report in accordance with Rule 17Ad-13.

(h) During the past fiscal year, Registrant’s principal accountant provided certain non-audit services to Registrant’s investment adviser or to entities controlling, controlled by, or under common control with Registrant’s investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant’s Board of Trustees reviewed and considered these non-audit services provided by Registrant’s principal accountant to Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable.

(j) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this form.

(b) In accordance with Section 13(c) of the Investment Company Act of 1940, the Screened World Equity Ex-US Fund did not hold any divested securities during the fiscal year ended May 31, 2025.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

May 31, 2025

Annual Financials and Other Information

SEI Institutional Investments Trust

❯	Large Cap Fund

❯	Large Cap Disciplined Equity Fund

❯	Large Cap Index Fund

❯	S&P 500 Index Fund

❯	Extended Market Index Fund

❯	Small Cap Fund

❯	Small Cap II Fund

❯	Small/Mid Cap Equity Fund

❯	U.S. Equity Factor Allocation Fund

❯	U.S. Managed Volatility Fund

❯	Global Managed Volatility Fund

❯	World Equity Ex-US Fund

❯	Screened World Equity Ex-US Fund

❯	Emerging Markets Equity Fund

❯	Opportunistic Income Fund

❯	Core Fixed Income Fund

❯	High Yield Bond Fund

❯	Long Duration Fund

❯	Long Duration Credit Fund

❯	Ultra Short Duration Bond Fund

❯	Emerging Markets Debt Fund

❯	Real Return Fund

❯	Limited Duration Bond Fund

❯	Intermediate Duration Credit Fund

❯	Dynamic Asset Allocation Fund

❯	Multi-Asset Real Return Fund

seic.com

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments/Consolidated Schedules of Investments	1
Glossary	368
Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities	370
Statements of Operations/Consolidated Statements of Operations	376
Statements of Changes in Net Assets/Consolidated Statements of Changes in Net Assets	382
Financial Highlights/Consolidated Financial Highlights	390
Notes to Financial Statements/Notes to Consolidated Financial Statements	395
Report of Independent Registered Public Accounting Firm	434
Notice to Shareholders	435
Other Information (Form N-CSR Items 8-11) (Unaudited)	437

SCHEDULE OF INVESTMENTS

May 31, 2025

Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.6%

Communication Services — 9.1%
Alphabet Inc, Cl A	81,437	$13,986
Alphabet Inc, Cl C	25,837	4,466
AT&T Inc	256,744	7,138
BCE Inc	58,214	1,269
Cargurus Inc, Cl A *	1,827	57
Comcast Corp, Cl A	136,286	4,711
Electronic Arts Inc	716	103
Fox Corp	44,900	2,467
Liberty Media Corp-Liberty Formula One, Cl C *	9,170	885
Liberty Media Corp-Liberty Live, Cl A *	1,068	77
Liberty Media Corp-Liberty Live, Cl C *	940	69
Meta Platforms Inc, Cl A	25,057	16,224
Netflix Inc *	5,269	6,361
Omnicom Group Inc	15,665	1,150
Pinterest Inc, Cl A *	13,441	418
Reddit Inc, Cl A *	1,498	168
ROBLOX Corp, Cl A *	21,233	1,847
Roku Inc, Cl A *	4,599	333
Sea Ltd ADR *	13,497	2,165
Sirius XM Holdings Inc	24,600	533
Spotify Technology SA *	2,723	1,811
TEGNA Inc	26,800	448
TKO Group Holdings Inc, Cl A	6,937	1,095
T-Mobile US Inc	2,418	586
Verizon Communications Inc	102,035	4,485
Walt Disney Co/The	3,074	348

		73,200
Consumer Discretionary — 11.2%
ADT Inc	91,260	759
Adtalem Global Education Inc *	7,800	1,030
Advance Auto Parts Inc	2,568	123
Airbnb Inc, Cl A *	5,941	766
Amazon.com Inc *	74,607	15,295
Amer Sports Inc *	2,245	82
AutoNation Inc *	3,200	588
AutoZone Inc *	2,638	9,848
Best Buy Co Inc	6,500	431
Booking Holdings Inc	414	2,285
BorgWarner Inc	25,100	830
Burlington Stores Inc *	1,488	340
Carter's Inc	9,900	311
Carvana Co, Cl A *	804	263
DoorDash Inc, Cl A *	6,470	1,350
Duolingo Inc, Cl A *	415	216
eBay Inc	35,748	2,616
Expedia Group Inc	6,160	1,027
Ferrari NV	1,014	485
Ford Motor Co	137,107	1,423
GameStop Corp, Cl A *	1,320	39
Garmin Ltd	1,929	391

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
General Motors Co	41,949	$2,081
Genuine Parts Co	16,409	2,076
Goodyear Tire & Rubber Co/The *	64,731	739
Guess? Inc	18,000	189
Harley-Davidson Inc	25,500	617
Hasbro Inc	16,695	1,114
Hilton Worldwide Holdings Inc	14,025	3,484
Home Depot Inc/The	12,525	4,613
Jack in the Box Inc	5,995	114
KB Home	17,600	908
Lear Corp	4,700	425
Levi Strauss & Co, Cl A	13,791	239
Lowe's Cos Inc	27,207	6,141
Macy's Inc	36,200	430
Marriott International Inc/MD, Cl A	12,705	3,352
Mattel Inc *	33,400	633
MercadoLibre Inc *	448	1,148
MGM Resorts International *	16,800	532
NIKE Inc, Cl B	29,139	1,765
O'Reilly Automotive Inc *	644	881
Peloton Interactive Inc, Cl A *	17,438	124
Penske Automotive Group Inc	2,000	328
Perdoceo Education Corp	11,164	380
Pool Corp	7,391	2,222
PulteGroup Inc	16,400	1,608
Ross Stores Inc	20,285	2,842
Tapestry Inc	2,483	195
Tesla Inc *	14,627	5,068
TJX Cos Inc/The	35,692	4,529
Urban Outfitters Inc *	4,358	305
Whirlpool Corp	6,200	484
Yum! Brands Inc	918	132

		90,196
Consumer Staples — 5.7%
Albertsons Cos Inc, Cl A	49,700	1,105
Altria Group Inc	73,549	4,458
Archer-Daniels-Midland Co	13,492	651
BellRing Brands Inc *	3,270	206
Bunge Global SA	8,800	688
Campbell Soup Co	21,100	718
Casey's General Stores Inc	7,922	3,468
Coca-Cola Co/The	5,381	388
Coca-Cola Consolidated Inc	6,520	747
Colgate-Palmolive Co	22,382	2,080
Conagra Brands Inc	19,200	439
Costco Wholesale Corp	3,895	4,051
Diageo PLC ADR	9,917	1,081
General Mills Inc	18,200	988
Herbalife Ltd *	15,000	117
J M Smucker Co/The	8,500	957
Kenvue Inc	99,777	2,382
Keurig Dr Pepper Inc	35,003	1,179
Kraft Heinz Co/The	41,780	1,117

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kroger Co/The	32,600	$2,224
Molson Coors Beverage Co, Cl B	30,900	1,656
PepsiCo Inc	26,522	3,486
Philip Morris International Inc	33,255	6,006
Sprouts Farmers Market Inc *	375	65
Target Corp	15,087	1,418
Tyson Foods Inc, Cl A	1,846	104
Unilever PLC ADR	43,192	2,757
Walmart Inc	17,834	1,761

		46,297
Energy — 2.9%
APA Corp	14,000	238
Cheniere Energy Inc	8,792	2,084
Chevron Corp	13,104	1,791
ConocoPhillips	31,299	2,671
Devon Energy Corp	23,300	705
Diamondback Energy Inc	12,753	1,716
DT Midstream Inc	11,742	1,230
EOG Resources Inc	6,100	662
Excelerate Energy Inc, Cl A	2,298	65
Exxon Mobil Corp	38,728	3,962
Halliburton Co	28,800	564
HF Sinclair Corp	23,000	831
Kinder Morgan Inc	33,651	944
Marathon Petroleum Corp	9,500	1,527
MPLX LP	11,619	592
Murphy Oil Corp	16,700	349
Phillips 66	5,400	613
Scorpio Tankers Inc	8,700	346
Valero Energy Corp	6,900	890
Williams Cos Inc/The	20,390	1,234

		23,014
Financials — 18.6%
Aflac Inc	15,878	1,644
Allstate Corp/The	752	158
Ally Financial Inc	31,200	1,092
American International Group Inc	17,764	1,504
Ameriprise Financial Inc	9,367	4,770
Annaly Capital Management Inc ‡	19,900	377
Bank of America Corp	170,505	7,524
Bank of New York Mellon Corp/The	37,944	3,362
Berkshire Hathaway Inc, Cl B *	1,680	847
Capital One Financial Corp	1,413	267
Cboe Global Markets Inc	1,985	455
Charles Schwab Corp/The	4,851	429
Chubb Ltd	10,974	3,261
Citigroup Inc	112,362	8,463
Citizens Financial Group Inc	31,700	1,279
CME Group Inc, Cl A	22,341	6,457
CNA Financial Corp	10,800	517
Coinbase Global Inc, Cl A *	198	49
Corebridge Financial Inc	31,700	1,034

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dave Inc *	667	$134
Everest Group Ltd	3,400	1,180
FactSet Research Systems Inc	7,971	3,653
Fidelis Insurance Holdings Ltd	31,400	549
Fifth Third Bancorp	12,800	489
First Horizon Corp	47,500	944
Fiserv Inc *	3,999	651
Goldman Sachs Group Inc/The	6,201	3,723
Hanover Insurance Group Inc/The	5,143	905
Hartford Financial Services Group Inc/The	22,034	2,861
Intercontinental Exchange Inc	1,083	195
Jackson Financial Inc, Cl A	6,721	551
JPMorgan Chase & Co	40,090	10,584
Kinsale Capital Group Inc	7,584	3,580
Lincoln National Corp	12,100	401
M&T Bank Corp	2,100	384
Marqeta Inc, Cl A *	15,437	83
Mastercard Inc, Cl A	17,874	10,467
MetLife Inc	11,300	888
MGIC Investment Corp	64,346	1,702
Moody's Corp	17,866	8,564
Morgan Stanley	66,989	8,577
MSCI Inc, Cl A	11,972	6,752
Navient Corp	26,800	360
Pagseguro Digital Ltd, Cl A	15,655	139
PayPal Holdings Inc *	21,200	1,490
Radian Group Inc	35,300	1,205
Regions Financial Corp	35,000	750
Remitly Global Inc *	9,982	213
Robinhood Markets Inc, Cl A *	40,271	2,664
S&P Global Inc	4,309	2,210
Sezzle Inc *	369	39
SiriusPoint Ltd *	6,380	125
SoFi Technologies Inc *	3,711	49
State Street Corp	27,200	2,619
Toast Inc, Cl A *	4,295	181
Travelers Cos Inc/The	14,655	4,040
Truist Financial Corp	64,228	2,537
Unum Group	23,000	1,879
US Bancorp	23,940	1,044
Veritex Holdings Inc	18,300	443
Visa Inc, Cl A	31,349	11,448
Wells Fargo & Co	49,300	3,687
Western Union Co/The	49,400	458
Zions Bancorp NA	11,100	526

		149,412
Health Care — 9.7%
Amgen Inc	3,655	1,053
Baxter International Inc	14,300	436
Biogen Inc *	5,836	757
Boston Scientific Corp *	6,965	733
Bristol-Myers Squibb Co	42,500	2,052
Cardinal Health Inc	20,004	3,089

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cencora Inc	13,988	$4,074
Centene Corp *	23,400	1,321
Cigna Group/The	4,300	1,362
CVS Health Corp	39,203	2,511
Elevance Health Inc	1,146	440
Eli Lilly & Co	7,526	5,552
Exelixis Inc *	20,200	869
Gilead Sciences Inc	28,500	3,137
Glaukos Corp *	1,567	148
HCA Healthcare Inc	5,600	2,136
Humana Inc	497	116
Incyte Corp *	17,300	1,126
Inmode Ltd *	38,500	564
Insulet Corp *	423	137
Intuitive Surgical Inc *	2,032	1,122
IQVIA Holdings Inc *	1,174	165
Jazz Pharmaceuticals PLC *	6,880	743
Johnson & Johnson	68,517	10,635
McKesson Corp	749	539
Medtronic PLC	29,259	2,428
Merck & Co Inc	47,027	3,614
Mettler-Toledo International Inc *	2,874	3,321
Natera Inc *	8,878	1,400
Novartis AG ADR	16,940	1,961
Organon & Co	4,167	38
Pfizer Inc	219,459	5,155
Privia Health Group Inc *	3,322	76
Regeneron Pharmaceuticals Inc	134	66
STERIS PLC	13,188	3,234
UnitedHealth Group Inc	19,040	5,748
Universal Health Services Inc, Cl B	5,400	1,028
Veeva Systems Inc, Cl A *	3,915	1,095
Vertex Pharmaceuticals Inc *	405	179
Viatris Inc	55,200	485
Zoetis Inc, Cl A	20,445	3,448

		78,093
Industrials — 10.6%
AGCO Corp	7,500	735
Air Lease Corp, Cl A	3,062	176
Allegion plc	6,043	862
Allison Transmission Holdings Inc	15,900	1,646
American Airlines Group Inc *	38,300	437
Applied Industrial Technologies Inc	1,749	396
Automatic Data Processing Inc	14,824	4,826
Axon Enterprise Inc *	803	603
Booz Allen Hamilton Holding Corp, Cl A	19,516	2,074
Builders FirstSource Inc *	3,100	334
Carrier Global Corp	48,866	3,479
Caterpillar Inc	2,066	719
Cintas Corp	25,375	5,747
CNH Industrial NV	103,800	1,299
Copart Inc *	64,449	3,318
Cummins Inc	6,000	1,929

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Delta Air Lines Inc	26,920	$1,303
Dover Corp	5,918	1,052
Eaton Corp PLC	1,127	361
FedEx Corp	7,000	1,527
Flowserve Corp	1,723	86
General Dynamics Corp	12,102	3,370
General Electric Co	3,433	844
Genpact Ltd	10,700	461
GFL Environmental Inc	37,130	1,872
Graco Inc	33,140	2,806
Griffon Corp	6,200	426
HEICO Corp, Cl A	9,791	2,309
Huntington Ingalls Industries Inc	2,000	446
Johnson Controls International plc	38,999	3,953
Lockheed Martin Corp	4,133	1,994
Lyft Inc, Cl A *	22,145	337
ManpowerGroup Inc	11,900	499
MYR Group Inc *	360	56
Old Dominion Freight Line Inc	11,304	1,811
Oshkosh Corp	6,200	615
Otis Worldwide Corp	33,220	3,168
Owens Corning	7,800	1,045
PACCAR Inc	4,900	460
Paylocity Holding Corp *	6,916	1,320
Rollins Inc	2,029	116
RTX Corp	31,594	4,312
Science Applications International Corp	5,170	597
Siemens AG ADR	22,508	2,723
Snap-on Inc	4,400	1,411
Textron Inc	19,200	1,421
Trane Technologies PLC	2,878	1,238
Uber Technologies Inc *	14,324	1,206
United Airlines Holdings Inc *	20,440	1,624
United Parcel Service Inc, Cl B	14,683	1,432
Upwork Inc *	40,137	622
Vertiv Holdings Co, Cl A	18,043	1,947
Waste Connections Inc	24,492	4,827
Woodward Inc	3,214	695
Worthington Enterprises Inc	767	45

		84,917
Information Technology — 23.0%
Adobe Inc *	7,684	3,190
Advanced Micro Devices Inc *	9,594	1,062
Amphenol Corp, Cl A	34,492	3,102
Analog Devices Inc	18,218	3,898
Apple Inc	77,104	15,486
Applied Materials Inc	13,048	2,045
AppLovin Corp, Cl A *	12,690	4,987
Arista Networks Inc *	10,835	939
Arrow Electronics Inc *	10,200	1,208
ASML Holding NV, Cl G	455	335
Astera Labs Inc *	10,223	927
Atlassian Corp, Cl A *	1,933	401

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Large Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Autodesk Inc *	5,344	$1,583
Broadcom Inc	69,394	16,798
CDW Corp/DE	644	116
Cisco Systems Inc	124,290	7,835
Cloudflare Inc, Cl A *	3,541	587
Coherent Corp *	4,959	375
Dell Technologies Inc, Cl C	14,300	1,591
DigitalOcean Holdings Inc *	4,760	135
Dropbox Inc, Cl A *	28,500	823
DXC Technology Co *	24,600	374
Elastic NV *	4,604	372
F5 Inc *	3,539	1,010
Flex Ltd *	19,300	816
Fortinet Inc *	3,910	398
Freshworks Inc, Cl A *	14,615	223
Gen Digital Inc	24,000	684
Hewlett Packard Enterprise Co	90,800	1,569
HP Inc	77,196	1,922
Intel Corp	16,408	321
International Business Machines Corp	1,796	465
Intuit Inc	7,705	5,806
JFrog Ltd *	2,303	99
Keysight Technologies Inc *	404	63
Lam Research Corp	17,035	1,376
Marvell Technology Inc	1,566	94
Microsoft Corp	90,190	41,520
MicroStrategy Inc, Cl A *	143	53
MongoDB Inc, Cl A *	1,924	363
Monolithic Power Systems Inc	4,782	3,165
Motorola Solutions Inc	8,164	3,391
Nebius Group NV, Cl A *	38,839	1,427
NVIDIA Corp	165,074	22,307
Okta Inc, Cl A *	3,707	383
Oracle Corp	30,674	5,078
Palantir Technologies Inc, Cl A *	3,533	466
Palo Alto Networks Inc *	6,368	1,225
QUALCOMM Inc	30,354	4,407
Rubrik Inc, Cl A *	4,829	461
salesforce.com	18,633	4,945
Samsara Inc, Cl A *	843	39
SanDisk Corp *	7,550	285
Semtech Corp *	833	31
ServiceNow Inc *	1,202	1,215
Snowflake Inc, Cl A *	5,267	1,083
Taiwan Semiconductor Manufacturing Co Ltd ADR	34,696	6,707
TD SYNNEX Corp	7,900	959
Twilio Inc, Cl A *	8,492	1,000
Unity Software Inc *	11,691	305
Western Digital Corp	8,100	418
Workday Inc, Cl A *	2,156	534

		184,782

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Materials — 2.9%
Amcor PLC	13,100	$119
CF Industries Holdings Inc	4,100	372
Dow Inc	54,959	1,525
Eastman Chemical Co	6,800	533
Glatfelter Corp *	1,741	21
Linde PLC	10,913	5,103
LyondellBasell Industries NV, Cl A	5,900	333
Martin Marietta Materials Inc	1,270	695
Mosaic Co/The	21,603	781
NewMarket Corp	1,000	644
Newmont Corp	19,893	1,049
O-I Glass Inc *	39,200	514
Reliance Inc	9,082	2,659
Sherwin-Williams Co/The	21,330	7,653
SSR Mining Inc *	18,394	218
Steel Dynamics Inc	7,200	886
Sylvamo Corp	11,800	625

		23,730
Real Estate — 1.8%
American Tower Corp, Cl A ‡	540	116
Brixmor Property Group Inc ‡	23,800	605
Crown Castle Inc ‡	16,270	1,633
Digital Realty Trust Inc ‡	1,726	296
Equinix Inc ‡	5,386	4,787
Extra Space Storage Inc ‡	3,443	520
Healthpeak Properties Inc ‡	117,047	2,038
Host Hotels & Resorts Inc ‡	55,300	857
Service Properties Trust ‡	37,100	86
VICI Properties Inc, Cl A ‡	83,141	2,636
Welltower Inc ‡	4,614	712

		14,286
Utilities — 2.1%
Constellation Energy Corp	6,237	1,909
Duke Energy Corp	23,201	2,731
Exelon Corp	38,290	1,678
NextEra Energy Inc	37,418	2,643
NRG Energy Inc	9,300	1,450
Southern Co/The	1,750	157
Southwest Gas Holdings Inc	7,595	546
Talen Energy Corp *	10,939	2,669
UGI Corp	14,800	534
Vistra Corp	14,019	2,251

		16,568
Total Common Stock
(Cost $555,680) ($ Thousands)		784,495

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	16,736,637	$16,737
Total Cash Equivalent
(Cost $16,737) ($ Thousands)		16,737
Total Investments in Securities — 99.7%
(Cost $572,417) ($ Thousands)		$801,232

A list of the open futures contracts held by the Fund at May 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	34	Jun-2025	$9,263	$10,057	$794
S&P Mid Cap 400 Index E-MINI	9	Jun-2025	2,485	2,704	219
			$11,748	$12,761	$1,013

Percentages are based on Net Assets of $803,516 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	784,010	485	–	784,495
Cash Equivalent	16,737	–	–	16,737
Total Investments in Securities	800,747	485	–	801,232

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,013	–	–	1,013
Total Other Financial Instruments	1,013	–	–	1,013

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2025	Income	Capital Gains
SEI Liquidity Fund, LP	$6	$—	$(6)	$(1)	$1	$—	$—	$—
SEI Daily Income Trust, Government Fund, Institutional Class	19,730	214,329	(217,322)	—	—	16,737	896	—
Totals	$19,736	$214,329	$(217,328)	$(1)	$1	$16,737	$896	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Large Cap Disciplined Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 93.1%

Communication Services — 8.0%
Alphabet Inc, Cl A	104,889	$18,014
Alphabet Inc, Cl C	58,887	10,179
AT&T Inc	372,705	10,361
Comcast Corp, Cl A	134,980	4,666
Electronic Arts Inc	2,433	350
Match Group Inc	34,060	1,020
Meta Platforms Inc, Cl A	50,097	32,437
Netflix Inc *	10,736	12,961
News Corp, Cl A	4,444	126
Pinterest Inc, Cl A *	4,965	154
Reddit Inc, Cl A *	2,879	323
ROBLOX Corp, Cl A *	17,650	1,535
Roku Inc, Cl A *	13,026	944
T-Mobile US Inc	7,597	1,840
Verizon Communications Inc	128,664	5,656
Walt Disney Co/The	33,410	3,777
Warner Bros Discovery Inc *	85,905	856

		105,199
Consumer Discretionary — 8.6%
Abercrombie & Fitch Co, Cl A *	28,490	2,236
ADT Inc	245,754	2,045
Airbnb Inc, Cl A *	25,014	3,227
Amazon.com Inc *	103,793	21,279
AutoZone Inc *	3,438	12,834
Booking Holdings Inc	1,161	6,407
Carnival Corp, Cl A *	41,361	960
Carvana Co, Cl A *	1,103	361
DoorDash Inc, Cl A *	22,270	4,647
Duolingo Inc, Cl A *	418	217
eBay Inc	31,865	2,332
Expedia Group Inc	2,455	409
Ford Motor Co	57,557	597
Garmin Ltd	3,080	625
General Motors Co	68,988	3,422
H&R Block Inc	2,731	156
Hasbro Inc	29,716	1,982
Hilton Worldwide Holdings Inc	12,000	2,981
Home Depot Inc/The	21,624	7,964
Levi Strauss & Co, Cl A	17,616	306
Lowe's Cos Inc	14,700	3,318
Magna International Inc, Cl A	35,820	1,300
Marriott International Inc/MD, Cl A	16,053	4,235
NIKE Inc, Cl B	46,638	2,826
O'Reilly Automotive Inc *	3,388	4,633
Pool Corp	9,331	2,805
PVH Corp	3,556	298
Ross Stores Inc	25,616	3,589
Royal Caribbean Cruises Ltd	12,013	3,087
Stride Inc *	2,236	338
Tesla Inc *	18,560	6,430
TJX Cos Inc/The	31,100	3,947

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Urban Outfitters Inc *	7,892	$552
Yum! Brands Inc	7,189	1,035

		113,380
Consumer Staples — 6.0%
Ambev ADR	840,730	2,051
Archer-Daniels-Midland Co	33,740	1,629
Casey's General Stores Inc	10,041	4,396
Coca-Cola Co/The	46,217	3,332
Coca-Cola Consolidated Inc	17,020	1,951
Colgate-Palmolive Co	31,211	2,901
Conagra Brands Inc	113,970	2,609
Costco Wholesale Corp	5,066	5,270
Dollar General Corp	52,450	5,101
Estee Lauder Cos Inc/The, Cl A	27,200	1,821
Keurig Dr Pepper Inc	17,062	574
Kroger Co/The	123,008	8,393
Maplebear Inc *	2,875	131
Molson Coors Beverage Co, Cl B	26,232	1,406
PepsiCo Inc	32,995	4,337
Philip Morris International Inc	55,579	10,037
Procter & Gamble Co/The	30,646	5,206
Target Corp	34,873	3,278
Tyson Foods Inc, Cl A	35,433	1,990
US Foods Holding Corp *	23,505	1,860
Walmart Inc	104,354	10,302

		78,575
Energy — 2.5%
BP PLC ADR	61,850	1,800
Canadian Natural Resources Ltd	87,090	2,645
Cheniere Energy Inc	11,127	2,637
ConocoPhillips	17,710	1,511
Devon Energy Corp	36,850	1,115
Diamondback Energy Inc	16,113	2,168
DT Midstream Inc	19,032	1,993
Hess Midstream LP, Cl A	56,380	2,086
Kinder Morgan Inc	82,705	2,319
MPLX LP	21,737	1,109
Ovintiv Inc	62,279	2,231
Plains All American Pipeline LP	71,390	1,181
Schlumberger NV	39,780	1,315
Shell PLC ADR	40,290	2,668
Targa Resources Corp	8,946	1,413
Valero Energy Corp	10,680	1,377
Williams Cos Inc/The	54,041	3,270

		32,838
Financials — 17.8%
Allstate Corp/The	25,525	5,357
American International Group Inc	12,153	1,029
Ameriprise Financial Inc	10,185	5,187
Annaly Capital Management Inc ‡	196,290	3,720
Bank of America Corp	348,463	15,378

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Bank of New York Mellon Corp/The	36,620	$3,245
Berkshire Hathaway Inc, Cl B *	6,182	3,115
BlackRock Funding Inc/DE	2,331	2,284
Cadence Bank	32,143	974
Capital One Financial Corp	27,757	5,250
Chubb Ltd	1,781	529
Citigroup Inc	188,511	14,199
CME Group Inc, Cl A	35,831	10,355
Corebridge Financial Inc	23,291	759
Everest Group Ltd	7,996	2,776
FactSet Research Systems Inc	10,718	4,912
Fidelity National Financial Inc	34,506	1,890
Fidelity National Information Services Inc	39,846	3,172
First American Financial Corp	5,647	315
Fiserv Inc *	15,627	2,544
Global Payments Inc	98,186	7,424
Goldman Sachs Group Inc/The	6,931	4,162
Hanover Insurance Group Inc/The	8,161	1,436
Hartford Financial Services Group Inc/The	15,659	2,033
Intercontinental Exchange Inc	19,946	3,586
Jackson Financial Inc, Cl A	6,849	561
JPMorgan Chase & Co	87,400	23,074
Kinsale Capital Group Inc	9,575	4,519
M&T Bank Corp	11,460	2,093
Mastercard Inc, Cl A	26,587	15,569
MGIC Investment Corp	63,269	1,673
Moody's Corp	16,319	7,822
Morgan Stanley	69,762	8,932
MSCI Inc, Cl A	17,836	10,060
Nasdaq Inc	34,945	2,919
Old Republic International Corp	5,820	220
PayPal Holdings Inc *	3,292	231
Popular Inc	20,143	2,085
RenaissanceRe Holdings Ltd	8,531	2,128
Rithm Capital Corp ‡	132,719	1,480
Robinhood Markets Inc, Cl A *	19,684	1,302
S&P Global Inc	12,186	6,250
Synchrony Financial	51,407	2,964
Synovus Financial Corp	4,897	234
Travelers Cos Inc/The	26,567	7,325
US Bancorp	13,228	577
Visa Inc, Cl A	52,247	19,080
Webster Financial Corp	43,521	2,240
Wells Fargo & Co	30,180	2,257
Willis Towers Watson PLC	11,180	3,539
Zions Bancorp NA	8,023	380

		235,145
Health Care — 9.4%
AbbVie Inc	1,748	325
Amgen Inc	6,452	1,859
AstraZeneca PLC ADR	20,240	1,474
Avantor Inc *	50,777	656
Biogen Inc *	20,682	2,684

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Bio-Rad Laboratories Inc, Cl A *	620	$141
Bridgebio Pharma Inc *	9,825	336
Bristol-Myers Squibb Co	9,358	452
Cardinal Health Inc	23,125	3,571
Cencora Inc	16,098	4,688
CVS Health Corp	177,354	11,358
DaVita Inc *	930	127
Dexcom Inc *	6,737	578
Doximity Inc, Cl A *	11,586	603
Elevance Health Inc	6,481	2,488
Eli Lilly & Co	15,955	11,770
Exelixis Inc *	24,357	1,048
Genmab ADR *	67,210	1,408
Gilead Sciences Inc	30,007	3,303
GSK PLC ADR	72,570	2,978
Halozyme Therapeutics Inc *	19,615	1,100
HCA Healthcare Inc	6,371	2,430
Hims & Hers Health Inc *	10,083	570
Humana Inc	12,438	2,900
ICON PLC *	13,910	1,812
Illumina Inc *	506	42
Incyte Corp *	1,954	127
Jazz Pharmaceuticals PLC *	18,131	1,959
Johnson & Johnson	77,457	12,022
McKesson Corp	2,286	1,645
Medtronic PLC	22,170	1,840
Mettler-Toledo International Inc *	2,500	2,889
Neurocrine Biosciences Inc *	7,718	949
Organon & Co	106,320	980
Pfizer Inc	272,935	6,411
Regeneron Pharmaceuticals Inc	263	129
ResMed Inc	9,439	2,311
Royalty Pharma PLC, Cl A	49,260	1,620
Sanofi SA ADR	39,030	1,927
Sarepta Therapeutics Inc *	23,508	884
STERIS PLC	16,650	4,083
Teleflex Inc	1,612	197
TG Therapeutics Inc *	4,443	156
UnitedHealth Group Inc	38,264	11,552
Universal Health Services Inc, Cl B	5,076	966
Veeva Systems Inc, Cl A *	12,396	3,467
Viatris Inc	296,521	2,606
Zoetis Inc, Cl A	25,568	4,312

		123,733
Industrials — 8.9%
AerCap Holdings NV	45,560	5,273
Allegion plc	13,766	1,964
Automatic Data Processing Inc	24,086	7,841
Axon Enterprise Inc *	2,032	1,525
Booz Allen Hamilton Holding Corp, Cl A	24,640	2,618
Builders FirstSource Inc *	1,660	179
Carrier Global Corp	42,600	3,033
Caterpillar Inc	12,211	4,250

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cintas Corp	40,553	$9,185
CNH Industrial NV	171,992	2,152
Comfort Systems USA Inc	4,275	2,044
Copart Inc *	48,000	2,471
Core & Main Inc, Cl A *	5,668	311
Delta Air Lines Inc	53,500	2,589
Dover Corp	10,922	1,941
Equifax Inc	8,054	2,128
FedEx Corp	6,080	1,326
Flowserve Corp	11,498	574
GE Vernova Inc	3,461	1,637
General Dynamics Corp	6,086	1,695
General Electric Co	14,367	3,533
Graco Inc	29,200	2,472
Honeywell International Inc	3,811	864
Johnson Controls International plc	29,168	2,957
Lockheed Martin Corp	15,964	7,701
Lyft Inc, Cl A *	126,060	1,921
Masco Corp	28,234	1,762
Northrop Grumman Corp	2,819	1,367
Old Dominion Freight Line Inc	14,272	2,286
Otis Worldwide Corp	29,000	2,765
Paylocity Holding Corp *	17,685	3,376
Regal Rexnord Corp	16,570	2,211
RTX Corp	55,790	7,614
SS&C Technologies Holdings Inc	16,257	1,314
Textron Inc	18,857	1,396
Toro Co/The	1,947	147
Trane Technologies PLC	6,480	2,788
TransUnion	30,750	2,633
Uber Technologies Inc *	48,904	4,116
Vertiv Holdings Co, Cl A	9,307	1,004
Waste Connections Inc	30,922	6,094
WESCO International Inc	10,905	1,831
Woodward Inc	4,908	1,062

		117,950
Information Technology — 25.1%
Adobe Inc *	18,684	7,756
Advanced Micro Devices Inc *	27,002	2,990
Akamai Technologies Inc *	21,842	1,658
Amphenol Corp, Cl A	44,569	4,008
Analog Devices Inc	15,829	3,387
Apple Inc	269,549	54,139
Applied Materials Inc	21,656	3,395
Arista Networks Inc *	39,032	3,382
Atlassian Corp, Cl A *	8,145	1,691
Autodesk Inc *	14,232	4,214
Broadcom Inc	90,476	21,902
CDW Corp/DE	2,912	525
Cisco Systems Inc	110,409	6,960
Crowdstrike Holdings Inc, Cl A *	4,043	1,906
Dropbox Inc, Cl A *	61,319	1,770
Elastic NV *	20,137	1,628

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Enphase Energy Inc *	8,064	$334
F5 Inc *	12,427	3,546
Fair Isaac Corp *	171	295
Fortinet Inc *	14,863	1,513
Freshworks Inc, Cl A *	12,883	197
Hewlett Packard Enterprise Co	136,250	2,354
HP Inc	46,744	1,164
Intel Corp	223,438	4,368
International Business Machines Corp	8,100	2,098
Intuit Inc	19,156	14,433
Keysight Technologies Inc *	1,457	229
KLA Corp	536	406
Kyndryl Holdings Inc *	21,978	858
Lam Research Corp	89,865	7,260
Micron Technology Inc	21,170	2,000
Microsoft Corp	154,345	71,054
MongoDB Inc, Cl A *	3,825	722
Monolithic Power Systems Inc	7,517	4,976
Motorola Solutions Inc	10,309	4,282
NetApp Inc	15,632	1,550
Nutanix Inc, Cl A *	443	34
NVIDIA Corp	229,518	31,015
Okta Inc, Cl A *	3,561	367
ON Semiconductor Corp *	53,910	2,265
Oracle Corp	28,610	4,736
Palantir Technologies Inc, Cl A *	13,351	1,759
Palo Alto Networks Inc *	18,472	3,554
Pegasystems Inc	13,109	1,287
QUALCOMM Inc	21,509	3,123
Rubrik Inc, Cl A *	10,465	998
Salesforce Inc	50,000	13,268
SanDisk Corp *	4,421	167
ServiceNow Inc *	3,371	3,408
Snap Inc, Cl A *	17,339	143
Taiwan Semiconductor Manufacturing Co Ltd ADR	30,061	5,811
TE Connectivity PLC	14,452	2,313
Teradyne Inc	9,642	758
Twilio Inc, Cl A *	18,698	2,201
UiPath Inc, Cl A *	21,258	283
Unity Software Inc *	19,728	515
Universal Display Corp	956	137
VeriSign Inc	6,117	1,667
Vontier Corp	71,970	2,573
Workday Inc, Cl A *	12,335	3,056
Zoom Video Communications Inc, Cl A *	4,749	386

		330,774
Materials — 2.5%
Celanese Corp, Cl A	53,290	2,815
CRH PLC	4,551	415
Crown Holdings Inc	18,540	1,826
FMC Corp	91,990	3,731
Freeport-McMoRan Inc, Cl B	65,320	2,514

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Linde PLC	9,460	$4,423
Louisiana-Pacific Corp	17,753	1,599
Mosaic Co/The	60,187	2,175
Newmont Corp	45,831	2,416
Reliance Inc	11,466	3,358
Sherwin-Williams Co/The	22,649	8,127

		33,399
Real Estate — 1.9%
American Tower Corp, Cl A ‡	4,728	1,015
Equinix Inc ‡	13,009	11,563
Healthcare Realty Trust Inc, Cl A ‡	48,589	704
Host Hotels & Resorts Inc ‡	121,900	1,888
Howard Hughes Holdings Inc *	20,080	1,372
Prologis Inc ‡	8,433	916
SBA Communications Corp, Cl A ‡	1,898	440
Ventas Inc ‡	42,109	2,707
Vornado Realty Trust ‡	34,738	1,308
Welltower Inc ‡	12,806	1,976
Zillow Group Inc, Cl C *	12,051	809

		24,698
Utilities — 2.4%
AES Corp/The	77,768	785
Consolidated Edison Inc	12,158	1,270
Dominion Energy Inc	54,550	3,091
Edison International	39,000	2,170
Entergy Corp	8,526	710
Evergy Inc	4,811	320
Exelon Corp	97,884	4,289
FirstEnergy Corp	63,220	2,652
National Fuel Gas Co	36,070	2,977
NRG Energy Inc	27,794	4,333
PG&E Corp	152,218	2,570
Sempra	36,180	2,843
Southern Co/The	530	48
Southwest Gas Holdings Inc	11,627	835
Xcel Energy Inc	43,640	3,059

		31,952
Total Common Stock
(Cost $910,525) ($ Thousands)		1,227,643
	Face Amount (Thousands)
U.S. TREASURY OBLIGATION — 2.2%
U.S. Treasury Bill
4.289%, 08/21/2025 (A)	$29,600	29,322

Total U.S. Treasury Obligation
(Cost $29,317) ($ Thousands)		29,322

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 4.3%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	56,194,800	$56,195
Total Cash Equivalent
(Cost $56,195) ($ Thousands)		56,195
Total Investments in Securities — 99.6%
(Cost $996,037) ($ Thousands)		$1,313,160

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Large Cap Disciplined Equity Fund (Continued)

A list of the open futures contracts held by the Fund at May 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	142	Jun-2025	$39,748	$42,003	$2,255

A list of the open OTC Swap agreement held by the Fund at May 31, 2025, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America Merrill Lynch	Mackenzie Investments Corporation Custom Basket of Securities	Custom Financing	Basket Return	Annually	09/15/2025	USD	34,614	$1,186	$–	$1,186
								$1,186	$–	$1,186

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of May 31, 2025:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

190,154	NVIDIA CORP	$25,638	$24	74.1%
86,947	ALPHABET INC	14,256	467	41.2
61,363	AMAZON.COM INC	12,590	(93)	36.4
821	BOOKING HOLDINGS INC	4,300	223	12.4
31,504	COLGATE-PALMOLIVE CO	2,824	92	8.2
16,249	EXPEDIA GROUP INC	2,701	(6)	7.8
31,619	CITIGROUP INC	2,402	(16)	6.9
79,548	NEWS CORP	2,239	(13)	6.5
3,302	S&P GLOBAL INC	1,715	(19)	5.0
32,064	FLOWSERVE CORP	1,638	(33)	4.7
28,386	EDISON INTERNATIONAL	1,635	(68)	4.7
19,545	TEXTRON INC	1,485	(52)	4.3
17,680	TERADYNE INC	1,467	(71)	4.2
26,435	PURE STORAGE INC	1,467	(57)	4.2
9,670	YUM! BRANDS INC	1,422	(28)	4.1
1,378	BLACKROCK INC	1,355	(18)	3.9
1,146	NETFLIX INC	1,350	16	3.9
19,248	INCYTE CORP	1,208	29	3.5
39,096	AT&T INC	1,068	9	3.1
18,911	MOLSON COORS BEVERAGE CO	1,064	(59)	3.1
6,457	ORACLE CORP	1,029	24	3.0
2,084	COMFORT SYSTEMS USA INC	966	34	2.8
11,938	US FOODS HOLDING CORP	905	37	2.6
6,686	BUILDERS FIRSTSOURCE INC	789	(72)	2.3
4,668	TARGA RESOURCES CORP	777	(45)	2.2
2,507	SALESFORCE INC	729	(69)	2.1
2,635	EQUIFAX INC	725	(31)	2.1
6,630	POPULAR INC	695	(8)	2.0
3,198	AMERICAN TOWER CORP	677	6	2.0
1,326	GE VERNOVA INC	566	57	1.6
1,080	BERKSHIRE HATHAWAY INC	548	(6)	1.6
2,937	AVERY DENNISON CORP	534	(15)	1.5
1,376	HUACHEN AI PKG MGMT TECHNOLOGY SHS NEW	530	(9)	1.5
17,409	DROPBOX INC	513	(16)	1.5
17,287	MATCH GROUP INC	501	13	1.4
3,954	BIOGEN INC	489	25	1.4

SEI Institutional Investments Trust

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

7,223	MASCO CORP	$486	$(34)	1.4%
1,835	RENAISSANCERE HOLDINGS LTD	446	6	1.3
3,632	NEUROCRINE BIOSCIENCES INC	437	7	1.3
1,544	VERISIGN INC	435	(19)	1.3
7,660	WEBSTER FINANCIAL CORP	405	(12)	1.2
474	KLA CORP	382	(21)	1.1
9,486	HESS MIDSTREAM LP	369	(17)	1.1
3,732	JOHNSON CONTROLS INTERNATION	361	15	1.0
3,831	LOUISIANA-PACIFIC CORP	358	(12)	1.0
6,928	SYNOVUS FINANCIAL CORP	342	(12)	1.0
4,217	ILLUMINA INC	341	7	1.0
25,266	CNH INDUSTRIAL N.V.	339	(14)	1.0
801	ADOBE INC	324	7	0.9
4,012	ROBLOX CORP	324	19	0.9

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(5,618)	RBC BEARINGS INC	$(2,063)	$13	(6.0)%
(32,295)	ROBINHOOD MARKETS INC	(1,960)	(141)	(5.7)
(17,009)	UMB FINANCIAL CORP	(1,811)	57	(5.2)
(10,544)	HAMILTON LANE INC	(1,794)	217	(5.2)
(27,080)	COMMERCE BANCSHARES INC	(1,775)	77	(5.1)
(15,964)	PINNACLE FINANCIAL PARTNERS	(1,771)	74	(5.1)
(896)	FIRST CITIZENS BCSHS	(1,762)	126	(5.1)
(114,163)	HOST HOTELS & RESORTS INC	(1,758)	(20)	(5.1)
(35,297)	INTERNATIONAL PAPER CO	(1,750)	54	(5.1)
(35,387)	CNA FINANCIAL CORP	(1,724)	26	(5.0)
(4,639)	ERIE INDEMNITY COMPANY	(1,709)	65	(4.9)
(18,661)	SOUTHSTATE CORP	(1,698)	48	(4.9)
(13,244)	CULLEN/FROST BANKERS INC	(1,696)	(4)	(4.9)
(77,934)	ARES CAPITAL CORP	(1,689)	(23)	(4.9)
(41,011)	VIPER ENERGY INC	(1,686)	45	(4.9)
(11,955)	AMERICAN WATER WORKS CO INC	(1,678)	(28)	(4.8)
(3,643)	KINSALE CAPITAL GROUP INC	(1,674)	(26)	(4.8)
(52,936)	BLACKSTONE SECD LENDING FD COMMON STOCK	(1,659)	(31)	(4.8)
(400,638)	UWM HOLDINGS CORP	(1,659)	(75)	(4.8)
(57,902)	GAMESTOP CORP	(1,656)	(65)	(4.8)
(20,837)	CARRIER GLOBAL CORP	(1,531)	51	(4.4)
(5,072)	MEDPACE HOLDINGS INC	(1,503)	2	(4.3)
(11,089)	TD SYNNEX CORP	(1,369)	32	(4.0)
(6,907)	CDW CORP/DE	(1,297)	54	(3.7)
(10,060)	XPO INC	(1,264)	112	(3.7)
(5,785)	HEICO CORP NEW COM	(1,261)	(94)	(3.6)
(146,244)	JOBY AVIATION INC	(1,100)	(47)	(3.2)
(4,823)	FABRINET	(1,078)	(28)	(3.1)
(72,044)	BLUE OWL CAPITAL CORP	(1,049)	(6)	(3.0)
(10,578)	RYMAN HOSPITALITY PROPERTIES	(1,025)	(8)	(3.0)
(8,341)	EXPEDITORS INTL WASH INC	(959)	19	(2.8)
(2,358)	LPL FINANCIAL HOLDINGS INC	(899)	(10)	(2.6)
(82,147)	ROIVANT SCIENCES LTD	(884)	(18)	(2.6)
(13,892)	ALBEMARLE CORP	(838)	56	(2.4)
(2,831)	MADRIGAL PHARMACEUTICALS INC	(826)	53	(2.4)
(22,263)	DRAFTKINGS INC	(815)	29	(2.4)
(9,230)	LOAR HOLDINGS INC	(772)	(21)	(2.2)
(7,633)	CAVA GROUP INC COM	(756)	153	(2.2)
(9,270)	COHERENT CORP	(731)	31	(2.1)
(27,890)	ROCKET LAB CORP	(703)	(73)	(2.0)
(8,899)	WESTERN ALLIANCE BANCORP	(697)	43	(2.0)
(14,189)	UPSTART HOLDINGS INC	(672)	17	(1.9)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Large Cap Disciplined Equity Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(5,927)	FIVE BELOW	$(651)	$(28)	(1.9)%
(5,161)	REPLIGEN CORP	(636)	17	(1.8)
(2,028)	POOL CORP	(636)	26	(1.8)
(14,265)	SUPER MICRO COMPUTER INC	(627)	69	(1.8)
(23,652)	AST SPACEMOBILE INC	(621)	81	(1.8)
(26,865)	SUMMIT THERAPEUTICS INC	(620)	101	(1.8)
(4,682)	NOVANTA INC	(607)	28	(1.8)
(7,441)	PRINCIPAL FINANCIAL GROUP	(606)	26	(1.8)
(195,638)	LUCID GROUP INC	(537)	87	(1.6)
(14,757)	IONQ INC	(522)	(120)	(1.5)
(3,036)	AEROVIRONMENT INC	(502)	(23)	(1.5)
(2,438)	FIRST SOLAR INC	(454)	118	(1.3)
(5,927)	COSTAR GROUP INC	(451)	42	(1.3)
(2,403)	AUTONATION INC	(445)	7	(1.3)
(6,117)	DUTCH BROS INC	(438)	8	(1.3)
(2,239)	PACKAGING CORP OF AMERICA	(427)	(3)	(1.2)
(9,992)	FIFTH THIRD BANCORP	(395)	75	(1.1)
(12,893)	CYTOKINETICS INC	(385)	(15)	(1.1)
(9,783)	CELSIUS HOLDINGS INC	(382)	22	(1.1)
(18,733)	BLUE OWL CAPITAL INC	(362)	12	(1.0)
(14,711)	NUSCALE POWER CORP	(353)	(179)	(1.0)

Percentages are based on Net Assets of $1,318,047 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2025.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
(A)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,227,643	–	–	1,227,643
U.S. Treasury Obligation	–	29,322	–	29,322
Cash Equivalent	56,195	–	–	56,195
Total Investments in Securities	1,283,838	29,322	–	1,313,160

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	2,255	–	–	2,255
OTC Swap
Total Return Swap*
Unrealized Appreciation	–	1,186	–	1,186
Total Other Financial Instruments	2,255	1,186	–	3,441

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2025	Income	Capital Gains
SEI Liquidity Fund, LP	$2	$—	$(2)	$(2)	$2	$—	$—	$—
SEI Daily Income Trust, Government Fund, Institutional Class	29,003	443,276	(416,084)	—	—	56,195	1,942	—
Totals	$29,005	$443,276	$(416,086)	$(2)	$2	$56,195	$1,942	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.0%

Communication Services — 9.3%
Alphabet Inc, Cl A	207,410	$35,621
Alphabet Inc, Cl C	171,330	29,614
Angi Inc, Cl A *	1,172	18
AT&T Inc	252,385	7,016
Charter Communications Inc, Cl A *	3,297	1,306
Comcast Corp, Cl A	132,500	4,580
DoubleVerify Holdings Inc *	4,800	66
Electronic Arts Inc	9,365	1,346
Fox Corp	12,027	640
Frontier Communications Parent Inc *	8,300	301
GCI Liberty - Escrow *	4,949	—
IAC Inc *	2,232	80
Interpublic Group of Cos Inc/The	12,845	308
Iridium Communications Inc	2,700	69
Liberty Broadband Corp, Cl A *	80	7
Liberty Broadband Corp, Cl C *	3,678	345
Liberty Global Ltd, Cl A *	6,100	59
Liberty Global PLC *	6,300	62
Liberty Media Corp-Liberty Formula One, Cl A *	1,200	106
Liberty Media Corp-Liberty Formula One, Cl C *	7,600	734
Liberty Media Corp-Liberty Live, Cl A *	731	52
Liberty Media Corp-Liberty Live, Cl C *	1,892	138
Live Nation Entertainment Inc *	5,100	700
Madison Square Garden Sports Corp, Cl A *	486	92
Match Group Inc	8,996	269
Meta Platforms Inc, Cl A	77,250	50,019
Netflix Inc *	15,150	18,290
New York Times Co/The, Cl A	5,400	308
News Corp	3,200	105
News Corp, Cl A	12,946	366
Nexstar Media Group Inc, Cl A	1,000	170
Omnicom Group Inc	6,644	488
Paramount Global, Cl A	715	16
Paramount Global, Cl B	22,586	273
Pinterest Inc, Cl A *	21,700	675
Playtika Holding Corp	1,405	7
ROBLOX Corp, Cl A *	18,700	1,626
Roku Inc, Cl A *	4,300	312
Sirius XM Holdings Inc	5,992	130
Spotify Technology SA *	5,200	3,459
Take-Two Interactive Software Inc *	6,135	1,388
TKO Group Holdings Inc, Cl A	2,500	394
T-Mobile US Inc	16,692	4,043
Trade Desk Inc/The, Cl A *	15,900	1,196
TripAdvisor Inc *	5,167	74
Trump Media & Technology Group Corp *	2,100	45
Verizon Communications Inc	148,276	6,518
Walt Disney Co/The	64,000	7,235
Warner Bros Discovery Inc *	86,836	866

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
ZoomInfo Technologies Inc, Cl A *	12,100	$116

		181,648
Consumer Discretionary — 10.5%
ADT Inc	5,483	46
Advance Auto Parts Inc	2,208	106
Airbnb Inc, Cl A *	15,500	2,000
Amazon.com Inc *	330,890	67,836
APTIV PLC *	8,700	581
Aramark	8,900	360
AutoNation Inc *	832	153
AutoZone Inc *	579	2,161
Bath & Body Works Inc	7,557	213
Best Buy Co Inc	7,147	474
Birkenstock Holding PLC *	1,000	54
Booking Holdings Inc	1,128	6,225
BorgWarner Inc	7,764	257
Boyd Gaming Corp	2,400	180
Bright Horizons Family Solutions Inc *	1,900	245
Brunswick Corp/DE	2,300	116
Burlington Stores Inc *	2,500	571
Caesars Entertainment Inc *	7,200	194
Capri Holdings Ltd *	3,900	71
CarMax Inc *	4,760	307
Carnival Corp, Cl A *	34,000	789
Carter's Inc	1,400	44
Carvana Co, Cl A *	3,600	1,178
Cava Group Inc *	2,600	211
Chipotle Mexican Grill Inc, Cl A *	48,950	2,451
Choice Hotels International Inc	884	112
Churchill Downs Inc	2,500	239
Columbia Sportswear Co	900	57
Coupang Inc, Cl A *	41,500	1,164
Crocs Inc *	2,100	214
Darden Restaurants Inc	4,268	914
Deckers Outdoor Corp *	4,800	506
Dick's Sporting Goods Inc	1,858	333
Dillard's Inc, Cl A	100	40
Domino's Pizza Inc	1,200	569
DoorDash Inc, Cl A *	12,100	2,525
DR Horton Inc	10,468	1,236
DraftKings Inc, Cl A *	17,500	628
Duolingo Inc, Cl A *	1,300	675
Dutch Bros Inc, Cl A *	3,400	245
eBay Inc	17,111	1,252
Etsy Inc *	4,300	238
Expedia Group Inc	4,422	737
Five Below Inc *	1,400	163
Floor & Decor Holdings Inc, Cl A *	3,600	258
Ford Motor Co	139,184	1,445
GameStop Corp, Cl A *	12,900	384
Gap Inc/The	7,721	172
Garmin Ltd	5,500	1,116
General Motors Co	33,800	1,677

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Gentex Corp	7,764	$167
Genuine Parts Co	4,711	596
Grand Canyon Education Inc *	1,200	237
H&R Block Inc	4,725	269
Harley-Davidson Inc	4,103	99
Hasbro Inc	4,967	331
Hilton Worldwide Holdings Inc	8,183	2,033
Home Depot Inc/The	35,129	12,938
Hyatt Hotels Corp, Cl A	1,000	132
Kohl's Corp	5,319	43
Las Vegas Sands Corp	13,693	564
Lear Corp	1,700	154
Leggett & Platt Inc	3,312	30
Lennar Corp, Cl A	7,690	816
Lennar Corp, Cl B	513	52
Light & Wonder Inc, Cl A *	3,300	297
Lithia Motors Inc, Cl A	900	285
LKQ Corp	8,400	340
Lowe's Cos Inc	19,960	4,506
Lucid Group Inc *	23,800	53
Lululemon Athletica Inc *	4,000	1,267
Macy's Inc	9,300	111
Marriott International Inc/MD, Cl A	8,194	2,162
Marriott Vacations Worldwide Corp	1,100	72
Mattel Inc *	11,542	219
McDonald's Corp	25,330	7,950
MGM Resorts International *	6,539	207
Mohawk Industries Inc *	1,766	178
Murphy USA Inc	600	256
Newell Brands Inc	14,293	76
NIKE Inc, Cl B	40,418	2,449
Norwegian Cruise Line Holdings Ltd *	11,900	210
NVR Inc *	94	669
Ollie's Bargain Outlet Holdings Inc *	1,700	189
O'Reilly Automotive Inc *	1,990	2,721
Penn Entertainment Inc *	3,300	49
Penske Automotive Group Inc	800	131
Planet Fitness Inc, Cl A *	2,700	278
Polaris Inc	1,900	75
Pool Corp	1,200	361
PulteGroup Inc	7,745	759
PVH Corp	2,200	184
QuantumScape Corp, Cl A *	13,000	52
Ralph Lauren Corp, Cl A	1,280	354
RH *	500	91
Rivian Automotive Inc, Cl A *	26,200	381
Ross Stores Inc	11,476	1,608
Royal Caribbean Cruises Ltd	8,300	2,133
Service Corp International/US	4,194	327
SharkNinja Inc *	2,400	221
Skechers USA Inc, Cl A *	3,800	236
Starbucks Corp	40,262	3,380
Tapestry Inc	7,767	610

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Tempur Sealy International Inc	5,700	$371
Tesla Inc *	98,105	33,989
Texas Roadhouse Inc, Cl A	2,300	449
Thor Industries Inc	1,700	138
TJX Cos Inc/The	39,966	5,072
Toll Brothers Inc	2,951	308
TopBuild Corp *	900	255
Tractor Supply Co	19,300	934
Travel + Leisure Co	2,768	134
Ulta Beauty Inc *	1,752	826
Under Armour Inc, Cl A *	9,700	65
Under Armour Inc, Cl C *	6,221	39
Vail Resorts Inc	1,400	224
Valvoline Inc *	5,304	183
VF Corp	11,068	138
Wayfair Inc, Cl A *	2,700	111
Wendy's Co/The	6,043	69
Whirlpool Corp	2,016	157
Williams-Sonoma Inc	4,024	651
Wingstop Inc	1,000	342
Wyndham Hotels & Resorts Inc	2,668	221
Wynn Resorts Ltd	3,696	335
YETI Holdings Inc *	3,300	101
Yum! Brands Inc	10,248	1,475

		204,217
Consumer Staples — 5.6%
Albertsons Cos Inc, Cl A	11,700	260
Altria Group Inc	60,690	3,678
Archer-Daniels-Midland Co	17,179	829
BellRing Brands Inc *	3,600	227
BJ's Wholesale Club Holdings Inc *	5,000	566
Boston Beer Co Inc/The, Cl A *	400	92
Brown-Forman Corp, Cl A	2,200	73
Brown-Forman Corp, Cl B	5,217	174
Bunge Global SA	4,600	359
Campbell Soup Co	6,478	221
Casey's General Stores Inc	1,400	613
Celsius Holdings Inc *	5,700	216
Church & Dwight Co Inc	8,714	857
Clorox Co/The	4,203	554
Coca-Cola Co/The	136,090	9,812
Coca-Cola Consolidated Inc	2,000	229
Colgate-Palmolive Co	29,200	2,714
Conagra Brands Inc	15,276	350
Constellation Brands Inc, Cl A	5,431	968
Costco Wholesale Corp	15,681	16,311
Coty Inc, Cl A *	14,322	71
Darling Ingredients Inc *	6,100	190
Dollar General Corp	8,200	797
Dollar Tree Inc *	7,734	698
elf Beauty Inc *	1,900	214
Estee Lauder Cos Inc/The, Cl A	9,008	603
Flowers Foods Inc	5,525	93

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Freshpet Inc *	1,700	$136
General Mills Inc	20,392	1,106
Grocery Outlet Holding Corp *	4,500	61
Hershey Co/The	5,198	835
Hormel Foods Corp	10,456	321
Ingredion Inc	2,200	306
J M Smucker Co/The	3,111	350
Kellanova	8,903	736
Kenvue Inc	67,512	1,612
Keurig Dr Pepper Inc	46,300	1,559
Kimberly-Clark Corp	12,018	1,728
Kraft Heinz Co/The	31,802	850
Kroger Co/The	24,046	1,641
Lamb Weston Holdings Inc	4,762	266
Maplebear Inc *	6,300	288
McCormick & Co Inc/MD	8,586	624
Molson Coors Beverage Co, Cl B	6,262	336
Mondelez International Inc, Cl A	48,006	3,240
Monster Beverage Corp *	25,774	1,648
PepsiCo Inc	48,352	6,356
Performance Food Group Co *	5,200	466
Philip Morris International Inc	54,568	9,854
Pilgrim's Pride Corp	1,400	69
Post Holdings Inc *	1,800	199
Procter & Gamble Co/The	83,454	14,178
Reynolds Consumer Products Inc	2,000	44
Seaboard Corp	16	43
Spectrum Brands Holdings Inc	1,218	70
Sysco Corp	17,448	1,274
Target Corp	16,875	1,586
Tyson Foods Inc, Cl A	9,165	515
US Foods Holding Corp *	7,300	578
Walgreens Boots Alliance Inc	19,525	220
Walmart Inc	153,487	15,152

		110,016
Energy — 3.0%
Antero Midstream Corp	13,500	253
Antero Resources Corp *	8,500	318
APA Corp	11,159	190
Baker Hughes Co, Cl A	35,240	1,306
Cheniere Energy Inc	7,650	1,813
Chesapeake Energy Corp	7,707	895
Chevron Corp	57,467	7,856
Chord Energy Corp	2,300	207
Civitas Resources Inc	3,700	101
ConocoPhillips	45,871	3,915
Coterra Energy Inc, Cl A	27,181	661
Devon Energy Corp	21,127	639
Diamondback Energy Inc	7,017	944
DT Midstream Inc	3,282	344
EOG Resources Inc	20,140	2,187
EQT Corp	21,119	1,164
Exxon Mobil Corp	155,443	15,902

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Halliburton Co	29,636	$581
Hess Corp	9,562	1,264
HF Sinclair Corp	5,726	207
Kinder Morgan Inc	70,022	1,963
Marathon Petroleum Corp	11,719	1,884
Matador Resources Co	4,300	185
New Fortress Energy Inc, Cl A	1,500	4
NOV Inc	14,580	175
Occidental Petroleum Corp	24,219	988
ONEOK Inc	22,358	1,807
Ovintiv Inc	8,000	287
Permian Resources Corp, Cl A	23,100	291
Phillips 66	15,088	1,712
Range Resources Corp	6,900	262
Schlumberger NV	51,155	1,691
Targa Resources Corp	7,600	1,200
TechnipFMC PLC	12,700	396
Texas Pacific Land Corp	668	744
Valero Energy Corp	11,536	1,488
Viper Energy Inc, Cl A	3,400	135
Weatherford International PLC	2,600	113
Williams Cos Inc/The	41,596	2,517

		58,589
Financials — 14.4%
Affiliated Managers Group Inc	1,120	197
Affirm Holdings Inc, Cl A *	9,500	493
Aflac Inc	19,812	2,051
AGNC Investment Corp ‡	26,859	240
Allstate Corp/The	9,525	1,999
Ally Financial Inc	9,300	325
American Express Co	19,572	5,755
American Financial Group Inc/OH	2,214	274
American International Group Inc	21,323	1,805
Ameriprise Financial Inc	3,380	1,721
Annaly Capital Management Inc ‡	22,602	428
Aon PLC, Cl A	7,021	2,612
Apollo Global Management Inc	18,719	2,446
Arch Capital Group Ltd	12,800	1,217
Ares Management Corp, Cl A	6,600	1,092
Arthur J Gallagher & Co	8,787	3,053
Assurant Inc	1,793	364
Assured Guaranty Ltd	1,700	144
Axis Capital Holdings Ltd	2,500	259
Bank of America Corp	233,613	10,309
Bank of New York Mellon Corp/The	24,509	2,172
Bank OZK	3,900	173
Berkshire Hathaway Inc, Cl B *	64,550	32,531
BlackRock Funding Inc/DE	5,185	5,081
Blackstone Inc	25,850	3,587
Block Inc, Cl A *	20,700	1,278
Blue Owl Capital Inc, Cl A	18,000	336
BOK Financial Corp	1,075	102
Brighthouse Financial Inc *	2,528	151

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Brown & Brown Inc	8,548	$965
Capital One Financial Corp	22,582	4,271
Carlyle Group Inc/The	6,300	285
Cboe Global Markets Inc	3,800	871
Charles Schwab Corp/The	58,578	5,175
Chubb Ltd	14,341	4,262
Cincinnati Financial Corp	5,186	782
Citigroup Inc	66,954	5,043
Citizens Financial Group Inc	15,000	605
CME Group Inc, Cl A	12,870	3,719
CNA Financial Corp	700	34
Coinbase Global Inc, Cl A *	7,200	1,776
Columbia Banking System Inc	6,732	157
Comerica Inc	3,953	226
Commerce Bancshares Inc/MO	3,384	213
Corebridge Financial Inc	9,000	293
Corpay Inc *	2,200	715
Credit Acceptance Corp *	200	95
Cullen/Frost Bankers Inc	1,668	212
East West Bancorp Inc	4,700	429
Equitable Holdings Inc	9,700	513
Euronet Worldwide Inc *	1,400	152
Evercore Inc, Cl A	1,200	278
Everest Group Ltd	1,500	521
FactSet Research Systems Inc	1,425	653
Fidelity National Financial Inc	8,352	457
Fidelity National Information Services Inc	19,648	1,564
Fifth Third Bancorp	24,082	920
First American Financial Corp	3,800	212
First Citizens BancShares Inc/NC, Cl A	400	740
First Hawaiian Inc	4,800	115
First Horizon Corp	19,156	381
Fiserv Inc *	20,074	3,268
FNB Corp/PA	11,200	155
Franklin Resources Inc	8,749	189
Global Payments Inc	8,152	616
Globe Life Inc	3,087	376
Goldman Sachs Group Inc/The	10,675	6,410
Hanover Insurance Group Inc/The	1,093	192
Hartford Financial Services Group Inc/The	10,610	1,378
Houlihan Lokey Inc, Cl A	1,700	297
Huntington Bancshares Inc/OH	54,482	852
Interactive Brokers Group Inc, Cl A	4,100	860
Intercontinental Exchange Inc	20,350	3,659
Invesco Ltd	12,000	174
Jack Henry & Associates Inc	2,400	435
Janus Henderson Group PLC	3,000	109
Jefferies Financial Group Inc	5,706	277
JPMorgan Chase & Co	99,220	26,194
Kemper Corp	2,400	153
KeyCorp	29,851	473
Kinsale Capital Group Inc	700	330
KKR & Co Inc	24,100	2,927

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lazard Inc, Cl A	3,800	$165
Lincoln National Corp	6,388	212
Loews Corp	6,136	548
LPL Financial Holdings Inc	2,700	1,045
M&T Bank Corp	5,957	1,088
Markel Group Inc *	457	887
MarketAxess Holdings Inc	1,300	281
Marsh & McLennan Cos Inc	17,465	4,081
Mastercard Inc, Cl A	28,800	16,865
MetLife Inc	21,109	1,659
MGIC Investment Corp	6,600	175
Moody's Corp	5,427	2,601
Morgan Stanley	40,514	5,187
Morningstar Inc	800	247
MSCI Inc, Cl A	2,600	1,466
Nasdaq Inc	14,630	1,222
Northern Trust Corp	7,405	790
NU Holdings Ltd/Cayman Islands, Cl A *	113,100	1,358
Old Republic International Corp	9,590	363
OneMain Holdings Inc, Cl A	3,100	161
PayPal Holdings Inc *	36,061	2,534
Pinnacle Financial Partners Inc	2,600	276
PNC Financial Services Group Inc/The	13,572	2,359
Popular Inc	2,453	254
Primerica Inc	1,200	325
Principal Financial Group Inc	8,208	639
Progressive Corp/The	20,580	5,864
Prosperity Bancshares Inc	3,300	230
Prudential Financial Inc	12,663	1,316
Raymond James Financial Inc	6,931	1,019
Regions Financial Corp	30,187	647
Reinsurance Group of America Inc, Cl A	2,199	447
RenaissanceRe Holdings Ltd	1,700	424
Rithm Capital Corp ‡	15,500	173
RLI Corp	2,800	215
Robinhood Markets Inc, Cl A *	23,900	1,581
Rocket Cos Inc, Cl A	4,300	55
Ryan Specialty Holdings Inc, Cl A	3,800	272
S&P Global Inc	11,026	5,655
SEI Investments Co †	3,442	293
Shift4 Payments Inc, Cl A *	1,600	152
SLM Corp	5,831	189
SoFi Technologies Inc *	41,800	556
Starwood Property Trust Inc ‡	10,000	198
State Street Corp	10,479	1,009
Stifel Financial Corp	3,000	283
Synchrony Financial	14,718	848
Synovus Financial Corp	3,696	177
T Rowe Price Group Inc	8,330	780
TFS Financial Corp	2,500	33
Toast Inc, Cl A *	15,000	633
TPG Inc, Cl A	2,700	130
Tradeweb Markets Inc, Cl A	3,900	563

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Travelers Cos Inc/The	8,175	$2,254
Truist Financial Corp	48,363	1,910
Unum Group	6,205	507
US Bancorp	56,097	2,445
UWM Holdings Corp	2,300	10
Virtu Financial Inc, Cl A	2,700	109
Visa Inc, Cl A	60,900	22,240
Voya Financial Inc	3,300	220
W R Berkley Corp	11,171	834
Webster Financial Corp	5,746	296
Wells Fargo & Co	115,666	8,650
Western Alliance Bancorp	3,600	261
Western Union Co/The	11,528	107
WEX Inc *	1,500	199
White Mountains Insurance Group Ltd	79	141
Willis Towers Watson PLC	3,762	1,191
Wintrust Financial Corp	2,400	287
XP Inc, Cl A	12,400	240
Zions Bancorp NA	4,202	199

		280,783
Health Care — 9.4%
10X Genomics Inc, Cl A *	4,400	42
Abbott Laboratories	60,787	8,120
AbbVie Inc	62,101	11,558
Acadia Healthcare Co Inc *	3,500	79
Agilent Technologies Inc	10,164	1,137
Align Technology Inc *	2,900	525
Alnylam Pharmaceuticals Inc *	4,600	1,401
Amedisys Inc *	1,200	113
Amgen Inc	18,858	5,434
Apellis Pharmaceuticals Inc *	4,200	71
Avantor Inc *	21,900	283
Azenta Inc *	1,800	48
Baxter International Inc	17,415	531
Becton Dickinson & Co	9,870	1,703
Biogen Inc *	5,300	688
BioMarin Pharmaceutical Inc *	6,400	372
Bio-Rad Laboratories Inc, Cl A *	700	159
Bio-Techne Corp	5,264	255
Boston Scientific Corp *	51,839	5,457
Bristol-Myers Squibb Co	71,969	3,475
Bruker Corp	3,500	128
Cardinal Health Inc	8,629	1,333
Cencora Inc	5,924	1,725
Centene Corp *	18,658	1,053
Certara Inc *	5,700	65
Charles River Laboratories International Inc *	1,743	236
Chemed Corp	500	287
Cigna Group/The	9,602	3,040
Cooper Cos Inc/The *	7,516	513
CVS Health Corp	45,249	2,898
Danaher Corp	22,802	4,330

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
DaVita Inc *	1,185	$161
Dentsply Sirona Inc	7,066	113
Dexcom Inc *	13,900	1,193
Doximity Inc, Cl A *	3,700	193
Edwards Lifesciences Corp *	21,384	1,673
Elanco Animal Health Inc *	16,637	224
Elevance Health Inc	8,331	3,198
Eli Lilly & Co	28,271	20,855
Encompass Health Corp	3,400	411
Enovis Corp *	2,166	68
Envista Holdings Corp *	4,500	82
Exact Sciences Corp *	6,600	371
Exelixis Inc *	11,400	491
Fortrea Holdings Inc *	3,890	17
GE HealthCare Technologies Inc	16,056	1,133
Gilead Sciences Inc	44,084	4,853
Globus Medical Inc, Cl A *	4,000	237
GRAIL Inc *	1,017	39
HCA Healthcare Inc	6,350	2,422
Henry Schein Inc *	4,568	320
Hologic Inc *	7,900	491
Humana Inc	4,275	997
IDEXX Laboratories Inc *	2,904	1,491
Illumina Inc *	5,205	428
Incyte Corp *	4,800	312
Inspire Medical Systems Inc *	700	97
Insulet Corp *	2,300	748
Intuitive Surgical Inc *	12,465	6,885
Ionis Pharmaceuticals Inc *	4,900	164
IQVIA Holdings Inc *	6,413	900
Jazz Pharmaceuticals PLC *	2,300	249
Johnson & Johnson	85,350	13,247
Labcorp Holdings Inc	3,090	769
Masimo Corp *	1,200	195
McKesson Corp	4,520	3,252
Medpace Holdings Inc *	900	265
Medtronic PLC	45,526	3,778
Merck & Co Inc	89,143	6,850
Mettler-Toledo International Inc *	749	865
Moderna Inc *	11,400	303
Molina Healthcare Inc *	2,100	641
Natera Inc *	3,800	599
Neurocrine Biosciences Inc *	3,200	394
Organon & Co	9,754	90
Penumbra Inc *	1,100	294
Perrigo Co PLC	2,700	72
Pfizer Inc	200,422	4,708
Premier Inc, Cl A	4,400	101
QIAGEN NV	7,307	330
Quest Diagnostics Inc	3,744	649
QuidelOrtho Corp *	1,900	58
Regeneron Pharmaceuticals Inc	3,742	1,835
Repligen Corp *	1,900	224

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
ResMed Inc	5,312	$1,300
Revvity Inc	4,134	374
Roivant Sciences Ltd *	14,600	160
Royalty Pharma PLC, Cl A	13,200	434
Sarepta Therapeutics Inc *	3,100	117
Solventum Corp *	4,715	345
Sotera Health Co *	4,500	55
STERIS PLC	3,600	883
Stryker Corp	12,754	4,880
Teleflex Inc	1,640	200
Tenet Healthcare Corp *	2,900	489
Thermo Fisher Scientific Inc	13,475	5,428
Ultragenyx Pharmaceutical Inc *	3,500	119
United Therapeutics Corp *	1,400	446
UnitedHealth Group Inc	32,570	9,833
Universal Health Services Inc, Cl B	1,976	376
Veeva Systems Inc, Cl A *	5,400	1,510
Vertex Pharmaceuticals Inc *	9,150	4,045
Viatris Inc	40,322	354
Viking Therapeutics Inc *	3,900	104
Waters Corp *	1,973	689
West Pharmaceutical Services Inc	2,300	485
Zimmer Biomet Holdings Inc	7,225	666
Zoetis Inc, Cl A	16,144	2,722

		183,408
Industrials — 9.4%
3M Co	19,512	2,895
A O Smith Corp	3,800	244
AAON Inc	2,500	241
Acuity Brands Inc	900	234
Advanced Drainage Systems Inc	2,300	253
AECOM	4,316	474
AGCO Corp	2,400	235
Air Lease Corp, Cl A	4,100	236
Alaska Air Group Inc *	4,800	244
Allegion plc	2,766	395
Allison Transmission Holdings Inc	3,000	311
Amentum Holdings Inc *	4,575	95
American Airlines Group Inc *	19,300	220
AMETEK Inc	8,428	1,506
API Group Corp *	8,400	392
Armstrong World Industries Inc	1,700	265
ATI Inc *	4,500	358
Automatic Data Processing Inc	14,542	4,734
Avis Budget Group Inc *	700	85
Axon Enterprise Inc *	2,500	1,876
AZEK Co Inc/The, Cl A *	4,800	238
Boeing Co/The *	26,492	5,492
Booz Allen Hamilton Holding Corp, Cl A	3,900	414
Broadridge Financial Solutions Inc	4,173	1,013
Builders FirstSource Inc *	4,200	452
BWX Technologies Inc	3,150	396
CACI International Inc, Cl A *	736	315

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Carlisle Cos Inc	1,466	$557
Carrier Global Corp	30,378	2,163
Caterpillar Inc	17,047	5,933
CH Robinson Worldwide Inc	4,048	389
Cintas Corp	12,428	2,815
Clarivate PLC *	17,400	73
Clean Harbors Inc *	1,800	408
CNH Industrial NV	29,600	370
Comfort Systems USA Inc	1,400	670
Concentrix Corp	1,600	90
Copart Inc *	31,544	1,624
Core & Main Inc, Cl A *	6,600	362
Crane Co	1,800	309
CSX Corp	69,488	2,195
Cummins Inc	4,648	1,494
Curtiss-Wright Corp	1,300	572
Dayforce Inc *	5,000	295
Deere & Co	8,919	4,515
Delta Air Lines Inc	22,800	1,103
Donaldson Co Inc	4,044	281
Dover Corp	5,157	917
Dun & Bradstreet Holdings Inc	8,900	80
Eaton Corp PLC	14,016	4,488
EMCOR Group Inc	1,700	802
Emerson Electric Co	20,610	2,460
Equifax Inc	4,356	1,151
Esab Corp	2,166	266
EVERUS CONSTRUCTION GROUP *	1,705	99
Expeditors International of Washington Inc	4,648	524
Fastenal Co	41,496	1,715
FedEx Corp	7,544	1,645
Ferguson Enterprises Inc	7,200	1,313
Flowserve Corp	3,400	170
Fortive Corp	12,953	909
Fortune Brands Innovations Inc	4,220	213
FTI Consulting Inc *	1,100	181
Gates Industrial Corp PLC *	4,900	104
GE Vernova Inc	9,692	4,584
Generac Holdings Inc *	2,000	244
General Dynamics Corp	9,822	2,735
General Electric Co	37,820	9,300
Genpact Ltd	5,100	220
Graco Inc	5,672	480
GXO Logistics Inc *	3,900	160
Hayward Holdings Inc *	5,500	77
HEICO Corp	1,410	423
HEICO Corp, Cl A	2,621	618
Hexcel Corp	3,300	175
Honeywell International Inc	22,990	5,211
Howmet Aerospace Inc	14,667	2,492
Hubbell Inc, Cl B	1,692	659
Huntington Ingalls Industries Inc	1,337	298
IDEX Corp	2,593	469

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Illinois Tool Works Inc	10,480	$2,568
Ingersoll Rand Inc	14,365	1,173
ITT Inc	2,751	414
Jacobs Solutions Inc	4,784	604
JB Hunt Transport Services Inc	2,452	340
Johnson Controls International plc	23,866	2,419
KBR Inc	4,100	214
Kirby Corp *	2,000	221
Knight-Swift Transportation Holdings Inc, Cl A	5,300	235
L3Harris Technologies Inc	6,484	1,584
Landstar System Inc	1,365	187
Leidos Holdings Inc	4,973	739
Lennox International Inc	1,020	576
Lincoln Electric Holdings Inc	1,700	329
Loar Holdings Inc *	2,000	174
Lockheed Martin Corp	7,523	3,629
Lyft Inc, Cl A *	10,000	152
ManpowerGroup Inc	1,484	62
Masco Corp	8,479	529
MasTec Inc *	2,100	327
Middleby Corp/The *	1,800	263
MSA Safety Inc	1,200	196
MSC Industrial Direct Co Inc, Cl A	1,820	148
Nordson Corp	1,900	403
Norfolk Southern Corp	7,895	1,951
Northrop Grumman Corp	4,928	2,389
nVent Electric PLC	5,273	347
Old Dominion Freight Line Inc	6,900	1,105
Oshkosh Corp	2,259	224
Otis Worldwide Corp	14,139	1,348
Owens Corning	2,900	388
PACCAR Inc	18,644	1,750
Parker-Hannifin Corp	4,554	3,027
Parsons Corp *	1,700	110
Paychex Inc	11,307	1,786
Paycom Software Inc	2,000	518
Paylocity Holding Corp *	1,300	248
Pentair PLC	5,573	553
Quanta Services Inc	5,167	1,770
RB Global Inc	6,210	654
RBC Bearings Inc *	900	329
Regal Rexnord Corp	2,276	304
Republic Services Inc, Cl A	6,992	1,799
Robert Half Inc	2,676	123
Rockwell Automation Inc	4,204	1,327
Rollins Inc	10,837	620
RTX Corp	46,862	6,396
Ryder System Inc	1,206	177
Saia Inc *	800	212
Schneider National Inc, Cl B	400	9
Science Applications International Corp	1,700	196
Sensata Technologies Holding PLC	5,100	133

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Simpson Manufacturing Co Inc	1,600	$249
SiteOne Landscape Supply Inc *	1,500	175
Snap-on Inc	1,691	542
Southwest Airlines Co	20,320	678
Spirit AeroSystems Holdings Inc, Cl A *	4,400	165
SS&C Technologies Holdings Inc	7,300	590
Standardaero Inc *	6,400	188
Stanley Black & Decker Inc	4,693	307
Tetra Tech Inc	8,500	297
Textron Inc	6,222	461
Timken Co/The	2,169	149
Toro Co/The	3,540	268
Trane Technologies PLC	8,150	3,507
TransDigm Group Inc	1,893	2,780
TransUnion	6,300	540
Trex Co Inc *	3,700	207
Uber Technologies Inc *	71,700	6,034
U-Haul Holding Co *	400	26
U-Haul Holding Co, Cl B	3,600	205
Union Pacific Corp	21,582	4,784
United Airlines Holdings Inc *	12,200	969
United Parcel Service Inc, Cl B	24,941	2,433
United Rentals Inc	2,300	1,629
Valmont Industries Inc	600	191
Veralto Corp	9,067	916
Verisk Analytics Inc, Cl A	4,800	1,508
Vertiv Holdings Co, Cl A	13,200	1,425
Vestis Corp	5,150	32
Waste Management Inc	14,394	3,469
Watsco Inc	1,200	532
WESCO International Inc	1,500	252
Westinghouse Air Brake Technologies Corp	6,337	1,282
WillScot Holdings Corp, Cl A	6,700	181
Woodward Inc	1,900	411
WW Grainger Inc	1,487	1,617
XPO Inc *	3,600	410
Xylem Inc/NY	8,602	1,084

		182,785
Information Technology — 29.6%
Accenture PLC, Cl A	22,050	6,986
Adobe Inc *	15,352	6,372
Advanced Micro Devices Inc *	56,763	6,285
Akamai Technologies Inc *	4,818	366
Allegro MicroSystems Inc *	4,200	106
Amdocs Ltd	4,500	413
Amkor Technology Inc	4,100	74
Amphenol Corp, Cl A	42,286	3,803
Analog Devices Inc	17,753	3,799
ANSYS Inc *	2,900	959
Appfolio Inc, Cl A *	800	169
Apple Inc	519,263	104,294
Applied Materials Inc	28,755	4,507
AppLovin Corp, Cl A *	9,400	3,694

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Arista Networks Inc *	36,950	$3,201
Arrow Electronics Inc *	2,089	247
Astera Labs Inc *	3,500	317
Atlassian Corp, Cl A *	5,600	1,163
Autodesk Inc *	7,737	2,291
Avnet Inc	3,610	181
Bentley Systems Inc, Cl B	5,100	243
BILL Holdings Inc *	3,700	162
Broadcom Inc	162,280	39,283
Cadence Design Systems Inc *	9,813	2,817
CCC Intelligent Solutions Holdings Inc *	13,500	119
CDW Corp/DE	4,500	812
Ciena Corp *	4,300	344
Cirrus Logic Inc *	1,800	177
Cisco Systems Inc	140,127	8,834
Cloudflare Inc, Cl A *	10,600	1,758
Cognex Corp	5,800	174
Cognizant Technology Solutions Corp, Cl A	17,576	1,423
Coherent Corp *	4,183	316
Confluent Inc, Cl A *	7,800	180
Corning Inc	27,158	1,347
Crane NXT Co	2,100	113
Crowdstrike Holdings Inc, Cl A *	8,200	3,865
Datadog Inc, Cl A *	10,600	1,250
Dell Technologies Inc, Cl C	9,900	1,102
DocuSign Inc, Cl A *	7,400	656
Dolby Laboratories Inc, Cl A	1,943	144
Dropbox Inc, Cl A *	8,300	240
DXC Technology Co *	6,636	101
Dynatrace Inc *	10,100	545
Elastic NV *	2,800	226
Enphase Energy Inc *	4,500	186
Entegris Inc	5,200	357
EPAM Systems Inc *	1,900	332
F5 Inc *	1,831	523
Fair Isaac Corp *	900	1,554
First Solar Inc *	3,600	569
Five9 Inc *	2,200	58
Fortinet Inc *	22,700	2,310
Gartner Inc *	2,560	1,117
Gen Digital Inc	21,048	599
Gitlab Inc, Cl A *	3,600	164
GlobalFoundries Inc *	2,700	97
Globant SA *	1,400	137
GoDaddy Inc, Cl A *	5,300	965
Guidewire Software Inc *	2,800	602
Hewlett Packard Enterprise Co	43,470	751
HP Inc	30,570	761
HubSpot Inc *	1,800	1,062
Informatica Inc, Cl A *	1,700	41
Intel Corp	154,258	3,016
International Business Machines Corp	32,201	8,342
Intuit Inc	9,652	7,272

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
IPG Photonics Corp *	800	$53
Jabil Inc	4,074	684
Juniper Networks Inc	10,625	382
Keysight Technologies Inc *	6,232	979
KLA Corp	4,749	3,594
Kyndryl Holdings Inc *	6,459	252
Lam Research Corp	45,970	3,714
Lattice Semiconductor Corp *	3,800	171
Littelfuse Inc	800	164
Lumentum Holdings Inc *	1,800	130
MACOM Technology Solutions Holdings Inc *	2,000	243
Manhattan Associates Inc *	2,000	378
Marvell Technology Inc	31,138	1,874
Microchip Technology Inc	18,930	1,099
Micron Technology Inc	39,516	3,733
Microsoft Corp	262,066	120,645
MicroStrategy Inc, Cl A *	8,300	3,063
MKS Instruments Inc	2,300	189
MongoDB Inc, Cl A *	2,400	453
Monolithic Power Systems Inc	1,702	1,127
Motorola Solutions Inc	5,914	2,457
nCino Inc *	2,900	76
NetApp Inc	7,755	769
Nutanix Inc, Cl A *	9,500	729
NVIDIA Corp	824,740	111,447
Okta Inc, Cl A *	6,200	640
ON Semiconductor Corp *	16,300	685
Onto Innovation Inc *	1,400	129
Oracle Corp	56,120	9,290
Palantir Technologies Inc, Cl A *	72,400	9,541
Palo Alto Networks Inc *	22,924	4,411
Pegasystems Inc	1,500	147
Procore Technologies Inc *	3,100	208
PTC Inc *	3,900	656
Pure Storage Inc, Cl A *	9,900	531
Qorvo Inc *	3,500	266
QUALCOMM Inc	39,409	5,722
RingCentral Inc, Cl A *	3,100	80
Roper Technologies Inc	3,700	2,110
Salesforce Inc	32,418	8,603
SanDisk Corp *	3,365	127
SentinelOne Inc, Cl A *	9,400	166
ServiceNow Inc *	7,200	7,280
Skyworks Solutions Inc	5,500	380
Snowflake Inc, Cl A *	11,300	2,324
Super Micro Computer Inc *	17,000	680
Synopsys Inc *	5,582	2,590
TD SYNNEX Corp	2,500	303
Teledyne Technologies Inc *	1,767	881
Teradata Corp *	2,989	66
Teradyne Inc	5,363	422
Texas Instruments Inc	32,158	5,880
Trimble Inc *	8,228	586

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Twilio Inc, Cl A *	5,600	$659
Tyler Technologies Inc *	1,400	808
UiPath Inc, Cl A *	15,800	210
Unity Software Inc *	7,700	201
Universal Display Corp	1,600	229
VeriSign Inc	2,785	759
Vontier Corp	5,901	211
Western Digital Corp	13,396	691
Wolfspeed Inc *	5,000	6
Workday Inc, Cl A *	7,400	1,833
Zebra Technologies Corp, Cl A *	1,725	500
Zoom Video Communications Inc, Cl A *	8,500	691
Zscaler Inc *	3,600	992

		577,172
Materials — 2.2%
Air Products and Chemicals Inc	7,594	2,118
Albemarle Corp	3,973	222
Alcoa Corp	8,600	230
Amcor PLC	76,875	700
AptarGroup Inc	2,200	348
Ardagh Metal Packaging SA	3,000	12
Ashland Inc	1,676	83
Avery Dennison Corp	2,710	482
Axalta Coating Systems Ltd *	7,400	228
Ball Corp	11,200	600
Celanese Corp, Cl A	3,883	205
CF Industries Holdings Inc	6,030	547
Chemours Co/The	4,300	44
Cleveland-Cliffs Inc *	14,100	82
Corteva Inc	25,076	1,775
CRH PLC	24,700	2,252
Crown Holdings Inc	3,951	389
Dow Inc	25,176	698
DuPont de Nemours Inc	14,909	996
Eagle Materials Inc	1,200	243
Eastman Chemical Co	3,928	308
Ecolab Inc	8,555	2,272
Element Solutions Inc	6,200	133
FMC Corp	4,420	179
Freeport-McMoRan Inc, Cl B	48,924	1,883
Graphic Packaging Holding Co	10,300	229
Huntsman Corp	6,029	67
International Flavors & Fragrances Inc	9,252	708
International Paper Co	18,655	892
Linde PLC	16,850	7,879
Louisiana-Pacific Corp	2,200	198
LyondellBasell Industries NV, Cl A	8,660	489
Martin Marietta Materials Inc	2,163	1,184
Mosaic Co/The	10,878	393
MP Materials Corp *	5,300	115
NewMarket Corp	200	129
Newmont Corp	38,933	2,053
Nucor Corp	8,390	917

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Olin Corp	4,000	$78
Packaging Corp of America	2,999	579
PPG Industries Inc	8,465	938
Reliance Inc	2,100	615
Royal Gold Inc	2,200	392
RPM International Inc	4,069	463
Scotts Miracle-Gro Co/The, Cl A	1,606	96
Sealed Air Corp	4,868	157
Sherwin-Williams Co/The	8,411	3,018
Silgan Holdings Inc	2,308	127
Smurfit WestRock PLC	18,545	804
Sonoco Products Co	3,246	148
Southern Copper Corp	2,990	272
Steel Dynamics Inc	5,300	652
United States Steel Corp	7,600	409
Vulcan Materials Co	4,857	1,287
Westlake Corp	1,300	92

		42,409
Real Estate — 2.3%
Agree Realty Corp ‡	3,800	286
Alexandria Real Estate Equities Inc ‡	6,000	421
American Homes 4 Rent, Cl A ‡	10,700	405
American Tower Corp, Cl A ‡	16,662	3,577
Americold Realty Trust Inc ‡	9,600	159
AvalonBay Communities Inc ‡	5,241	1,084
Brixmor Property Group Inc ‡	10,100	257
BXP Inc ‡	5,584	376
Camden Property Trust ‡	3,547	417
CBRE Group Inc, Cl A *	10,817	1,352
CoStar Group Inc *	14,800	1,089
Cousins Properties Inc ‡	4,300	121
Crown Castle Inc ‡	15,796	1,585
CubeSmart ‡	7,000	299
Digital Realty Trust Inc ‡	11,346	1,946
EastGroup Properties Inc ‡	1,600	271
EPR Properties ‡	2,800	156
Equinix Inc ‡	3,313	2,945
Equity LifeStyle Properties Inc ‡	6,400	407
Equity Residential ‡	12,577	882
Essex Property Trust Inc ‡	2,163	614
Extra Space Storage Inc ‡	7,498	1,133
Federal Realty Investment Trust ‡	2,396	229
First Industrial Realty Trust Inc ‡	4,600	227
Gaming and Leisure Properties Inc ‡	8,835	413
Healthcare Realty Trust Inc, Cl A ‡	12,800	186
Healthpeak Properties Inc ‡	22,874	398
Highwoods Properties Inc ‡	3,900	116
Host Hotels & Resorts Inc ‡	22,240	344
Howard Hughes Holdings Inc *	1,073	73
Invitation Homes Inc ‡	22,200	748
Iron Mountain Inc ‡	10,803	1,066
Jones Lang LaSalle Inc *	1,500	334
Kilroy Realty Corp ‡	4,600	148

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Large Cap Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Kimco Realty Corp ‡	22,371	$476
Lamar Advertising Co, Cl A ‡	2,940	354
Lineage Inc ‡	2,100	90
Medical Properties Trust Inc ‡	17,800	81
Mid-America Apartment Communities Inc ‡	3,950	619
MILLROSE PROPERTIES *	4,101	114
National Storage Affiliates Trust ‡	2,200	76
NNN REIT Inc ‡	5,500	230
Omega Healthcare Investors Inc ‡	7,900	292
Park Hotels & Resorts Inc ‡	8,288	86
Prologis Inc ‡	33,103	3,595
Public Storage ‡	5,568	1,717
Rayonier Inc ‡	4,838	115
Realty Income Corp ‡	31,554	1,787
Regency Centers Corp ‡	5,858	423
Rexford Industrial Realty Inc ‡	7,800	275
SBA Communications Corp, Cl A ‡	3,932	912
Seaport Entertainment Group Inc *	269	5
Simon Property Group Inc ‡	11,681	1,905
STAG Industrial Inc ‡	6,100	217
Sun Communities Inc ‡	4,200	518
UDR Inc ‡	10,993	455
Ventas Inc ‡	13,792	887
VICI Properties Inc, Cl A ‡	37,100	1,176
Vornado Realty Trust ‡	4,636	175
Welltower Inc ‡	22,083	3,407
Weyerhaeuser Co ‡	26,946	698
WP Carey Inc ‡	6,900	433
Zillow Group Inc, Cl A *	1,143	76
Zillow Group Inc, Cl C *	5,386	361

		45,619
Utilities — 2.3%
AES Corp/The	24,124	243
Alliant Energy Corp	9,952	619
Ameren Corp	9,490	919
American Electric Power Co Inc	19,300	1,997
American Water Works Co Inc	6,500	929
Atmos Energy Corp	5,091	788
Brookfield Renewable Corp	5,000	147
CenterPoint Energy Inc	21,615	805
Clearway Energy Inc, Cl A	1,300	38
Clearway Energy Inc, Cl C	3,500	108
CMS Energy Corp	9,742	684
Consolidated Edison Inc	12,316	1,287
Constellation Energy Corp	11,292	3,457
Dominion Energy Inc	30,470	1,727
DTE Energy Co	7,664	1,047
Duke Energy Corp	27,666	3,257
Edison International	14,379	800
Entergy Corp	15,096	1,257
Essential Utilities Inc	8,546	329
Evergy Inc	8,649	574
Eversource Energy	12,126	786

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Exelon Corp	35,276	$1,546
FirstEnergy Corp	20,827	874
IDACORP Inc, Cl Rights	1,700	202
MDU Resources Group Inc	6,821	117
National Fuel Gas Co	2,889	239
NextEra Energy Inc	72,542	5,124
NiSource Inc	14,921	590
NRG Energy Inc	7,600	1,185
OGE Energy Corp	5,836	260
PG&E Corp	77,018	1,300
Pinnacle West Capital Corp	3,892	355
PPL Corp	26,526	922
Public Service Enterprise Group Inc	17,652	1,430
Sempra	22,346	1,756
Southern Co/The	39,153	3,524
UGI Corp	7,925	286
Vistra Corp	12,000	1,927
WEC Energy Group Inc	11,257	1,209
Xcel Energy Inc	20,281	1,422

		46,066
Total Common Stock
(Cost $494,475) ($ Thousands)		1,912,712

CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	35,114,503	35,115
Total Cash Equivalent
(Cost $35,115) ($ Thousands)		35,115
Total Investments in Securities — 99.8%
(Cost $529,590) ($ Thousands)		$1,947,827

SEI Institutional Investments Trust

A list of the open futures contracts held by the Fund at May 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	105	Jun-2025	$29,384	$31,059	$1,675
S&P Mid Cap 400 Index E-MINI	21	Jun-2025	6,168	6,309	141
			$35,552	$37,368	$1,816

Percentages are based on Net Assets of $1,952,244 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,912,712	–	–	1,912,712
Cash Equivalent	35,115	–	–	35,115
Total Investments in Securities	1,947,827	–	–	1,947,827

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,816	–	–	1,816
Total Other Financial Instruments	1,816	–	–	1,816

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

 The following is a summary of the Fund's transactions with affiliates for the year ended May 31, 2025 ($Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2025	Income	Capital Gains
SEI Investments Co	$233	$—	$—	$—	$60	$293	$3	$—
SEI Liquidity Fund, LP	1	—	—	(7)	6	—	1	—
SEI Daily Income Trust, Government Fund, Institutional Class	31,356	373,320	(369,561)	—	—	35,115	1,832	—
Totals	$31,590	$373,320	$(369,561)	$(7)	$66	$35,408	$1,836	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.4%

Communication Services — 9.5%
Alphabet Inc, Cl A	477,693	$82,039
Alphabet Inc, Cl C	387,186	66,925
AT&T Inc	587,779	16,340
Charter Communications Inc, Cl A *	7,896	3,129
Comcast Corp, Cl A	308,755	10,674
Electronic Arts Inc	19,411	2,791
Fox Corp	28,894	1,536
Interpublic Group of Cos Inc/The	30,824	738
Live Nation Entertainment Inc *	12,783	1,754
Match Group Inc	20,753	621
Meta Platforms Inc, Cl A	179,396	116,157
Netflix Inc *	35,067	42,334
News Corp	9,800	321
News Corp, Cl A	30,778	869
Omnicom Group Inc	16,364	1,202
Paramount Global, Cl B	49,205	595
Take-Two Interactive Software Inc *	13,433	3,040
TKO Group Holdings Inc, Cl A	5,400	852
T-Mobile US Inc	39,281	9,514
Verizon Communications Inc	344,659	15,151
Walt Disney Co/The	148,080	16,739
Warner Bros Discovery Inc *	182,444	1,819

		395,140
Consumer Discretionary — 10.5%
Airbnb Inc, Cl A *	35,469	4,576
Amazon.com Inc *	772,530	158,376
APTIV PLC *	18,773	1,254
AutoZone Inc *	1,388	5,181
Best Buy Co Inc	15,835	1,050
Booking Holdings Inc	2,737	15,105
Caesars Entertainment Inc *	17,566	472
CarMax Inc *	12,584	811
Carnival Corp, Cl A *	85,628	1,988
Chipotle Mexican Grill Inc, Cl A *	110,900	5,554
Darden Restaurants Inc	9,596	2,056
Deckers Outdoor Corp *	12,400	1,308
Domino's Pizza Inc	2,836	1,344
DoorDash Inc, Cl A *	27,800	5,801
DR Horton Inc	23,149	2,733
eBay Inc	39,210	2,869
Expedia Group Inc	10,115	1,687
Ford Motor Co	318,487	3,306
Garmin Ltd	12,516	2,540
General Motors Co	81,421	4,039
Genuine Parts Co	11,511	1,456
Hasbro Inc	10,820	722
Hilton Worldwide Holdings Inc	19,695	4,893
Home Depot Inc/The	81,374	29,969
Las Vegas Sands Corp	28,020	1,153
Lennar Corp, Cl A	19,057	2,022
LKQ Corp	21,826	883

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lowe's Cos Inc	46,201	$10,429
Lululemon Athletica Inc *	9,173	2,905
Marriott International Inc/MD, Cl A	18,707	4,935
McDonald's Corp	58,726	18,431
MGM Resorts International *	18,700	592
Mohawk Industries Inc *	4,400	443
NIKE Inc, Cl B	96,675	5,858
Norwegian Cruise Line Holdings Ltd *	36,824	650
NVR Inc *	242	1,722
O'Reilly Automotive Inc *	4,697	6,423
Pool Corp	3,121	938
PulteGroup Inc	16,754	1,642
Ralph Lauren Corp, Cl A	3,330	922
Ross Stores Inc	27,026	3,786
Royal Caribbean Cruises Ltd	20,296	5,215
Starbucks Corp	93,022	7,809
Tapestry Inc	16,932	1,330
Tesla Inc *	229,148	79,391
TJX Cos Inc/The	92,073	11,684
Tractor Supply Co	43,695	2,115
Ulta Beauty Inc *	3,790	1,787
Williams-Sonoma Inc	10,100	1,634
Wynn Resorts Ltd	7,332	664
Yum! Brands Inc	22,814	3,284

		437,737
Consumer Staples — 5.8%
Altria Group Inc	138,783	8,412
Archer-Daniels-Midland Co	39,067	1,886
Brown-Forman Corp, Cl B	15,348	512
Bunge Global SA	11,027	862
Campbell Soup Co	16,212	552
Church & Dwight Co Inc	20,075	1,974
Clorox Co/The	10,070	1,328
Coca-Cola Co/The	317,028	22,858
Colgate-Palmolive Co	66,463	6,177
Conagra Brands Inc	39,450	903
Constellation Brands Inc, Cl A	12,683	2,261
Costco Wholesale Corp	36,380	37,842
Dollar General Corp	17,948	1,745
Dollar Tree Inc *	16,486	1,488
Estee Lauder Cos Inc/The, Cl A	19,148	1,282
General Mills Inc	45,023	2,443
Hershey Co/The	12,093	1,943
Hormel Foods Corp	24,060	738
J M Smucker Co/The	8,658	975
Kellanova	21,935	1,813
Kenvue Inc	156,906	3,745
Keurig Dr Pepper Inc	111,157	3,743
Kimberly-Clark Corp	27,156	3,904
Kraft Heinz Co/The	71,315	1,906
Kroger Co/The	54,482	3,717
Lamb Weston Holdings Inc	11,991	669
McCormick & Co Inc/MD	20,673	1,504

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Molson Coors Beverage Co, Cl B	14,170	$759
Mondelez International Inc, Cl A	105,902	7,147
Monster Beverage Corp *	57,281	3,663
PepsiCo Inc	112,266	14,757
Philip Morris International Inc	127,363	23,000
Procter & Gamble Co/The	192,012	32,621
Sysco Corp	40,010	2,921
Target Corp	37,492	3,525
Tyson Foods Inc, Cl A	23,413	1,315
Walgreens Boots Alliance Inc	60,385	679
Walmart Inc	355,311	35,076

		242,645
Energy — 3.0%
APA Corp	31,091	529
Baker Hughes Co, Cl A	80,999	3,001
Chesapeake Energy Corp	17,200	1,997
Chevron Corp	136,861	18,709
ConocoPhillips	104,489	8,918
Coterra Energy Inc, Cl A	60,148	1,462
Devon Energy Corp	53,646	1,623
Diamondback Energy Inc	15,243	2,051
EOG Resources Inc	46,012	4,996
EQT Corp	48,796	2,690
Exxon Mobil Corp	356,505	36,471
Halliburton Co	71,829	1,407
Hess Corp	22,622	2,990
Kinder Morgan Inc	158,226	4,437
Marathon Petroleum Corp	25,889	4,161
Occidental Petroleum Corp	55,231	2,252
ONEOK Inc	50,752	4,103
Phillips 66	33,797	3,835
Schlumberger NV	114,599	3,788
Targa Resources Corp	17,803	2,812
Texas Pacific Land Corp	1,500	1,671
Valero Energy Corp	25,911	3,342
Williams Cos Inc/The	99,813	6,040

		123,285
Financials — 14.1%
Aflac Inc	40,506	4,194
Allstate Corp/The	21,727	4,560
American Express Co	45,458	13,367
American International Group Inc	48,564	4,110
Ameriprise Financial Inc	7,858	4,002
Aon PLC, Cl A	17,695	6,584
Apollo Global Management Inc	36,600	4,783
Arch Capital Group Ltd	30,628	2,911
Arthur J Gallagher & Co	20,885	7,256
Assurant Inc	4,131	838
Bank of America Corp	542,210	23,928
Bank of New York Mellon Corp/The	58,759	5,207
Berkshire Hathaway Inc, Cl B *	150,132	75,660
BlackRock Funding Inc/DE	11,875	11,636

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Blackstone Inc	59,926	$8,315
Brown & Brown Inc	19,445	2,195
Capital One Financial Corp	52,147	9,864
Cboe Global Markets Inc	8,600	1,970
Charles Schwab Corp/The	139,560	12,329
Chubb Ltd	30,556	9,081
Cincinnati Financial Corp	12,805	1,931
Citigroup Inc	153,705	11,577
Citizens Financial Group Inc	35,660	1,439
CME Group Inc, Cl A	29,491	8,523
Coinbase Global Inc, Cl A *	17,200	4,242
Corpay Inc *	5,719	1,859
Erie Indemnity Co, Cl A	2,100	753
Everest Group Ltd	3,499	1,215
FactSet Research Systems Inc	3,151	1,444
Fidelity National Information Services Inc	43,359	3,452
Fifth Third Bancorp	54,733	2,090
Fiserv Inc *	46,539	7,576
Franklin Resources Inc	26,177	566
Global Payments Inc	20,495	1,550
Globe Life Inc	6,982	851
Goldman Sachs Group Inc/The	25,557	15,346
Hartford Financial Services Group Inc/The	23,488	3,050
Huntington Bancshares Inc/OH	118,788	1,857
Intercontinental Exchange Inc	47,019	8,454
Invesco Ltd	37,770	546
Jack Henry & Associates Inc	6,082	1,102
JPMorgan Chase & Co	229,054	60,470
KeyCorp	82,906	1,315
KKR & Co Inc	55,300	6,717
Loews Corp	14,657	1,309
M&T Bank Corp	13,523	2,470
MarketAxess Holdings Inc	3,142	680
Marsh & McLennan Cos Inc	40,181	9,389
Mastercard Inc, Cl A	66,741	39,084
MetLife Inc	47,326	3,719
Moody's Corp	12,653	6,065
Morgan Stanley	101,309	12,971
MSCI Inc, Cl A	6,317	3,563
Nasdaq Inc	33,806	2,824
Northern Trust Corp	16,187	1,728
PayPal Holdings Inc *	80,988	5,692
PNC Financial Services Group Inc/The	32,379	5,628
Principal Financial Group Inc	17,434	1,358
Progressive Corp/The	48,004	13,678
Prudential Financial Inc	28,994	3,012
Raymond James Financial Inc	15,249	2,241
Regions Financial Corp	74,278	1,592
S&P Global Inc	25,743	13,203
State Street Corp	23,580	2,270
Synchrony Financial	31,746	1,830
T Rowe Price Group Inc	18,153	1,699
Travelers Cos Inc/The	18,552	5,115

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Truist Financial Corp	107,691	$4,254
US Bancorp	127,729	5,568
Visa Inc, Cl A	141,180	51,557
W R Berkley Corp	24,575	1,835
Wells Fargo & Co	269,330	20,140
Willis Towers Watson PLC	8,167	2,585

		587,774
Health Care — 9.4%
Abbott Laboratories	142,009	18,970
AbbVie Inc	144,568	26,906
Agilent Technologies Inc	23,359	2,614
Align Technology Inc *	5,720	1,035
Amgen Inc	43,950	12,666
Baxter International Inc	41,726	1,273
Becton Dickinson & Co	23,508	4,057
Biogen Inc *	11,988	1,556
Bio-Techne Corp	13,231	640
Boston Scientific Corp *	120,725	12,708
Bristol-Myers Squibb Co	166,158	8,022
Cardinal Health Inc	19,784	3,055
Cencora Inc	14,099	4,106
Centene Corp *	40,551	2,289
Charles River Laboratories International Inc *	4,200	570
Cigna Group/The	22,362	7,081
Cooper Cos Inc/The *	16,280	1,112
CVS Health Corp	103,196	6,609
Danaher Corp	52,364	9,944
DaVita Inc *	3,760	512
Dexcom Inc *	31,966	2,743
Edwards Lifesciences Corp *	48,279	3,776
Elevance Health Inc	19,017	7,299
Eli Lilly & Co	64,532	47,603
GE HealthCare Technologies Inc	37,381	2,637
Gilead Sciences Inc	102,008	11,229
HCA Healthcare Inc	14,678	5,598
Henry Schein Inc *	10,437	730
Hologic Inc *	18,529	1,152
Humana Inc	9,879	2,303
IDEXX Laboratories Inc *	6,723	3,451
Incyte Corp *	13,255	862
Insulet Corp *	5,778	1,878
Intuitive Surgical Inc *	29,189	16,122
IQVIA Holdings Inc *	13,663	1,917
Johnson & Johnson	197,220	30,611
Labcorp Holdings Inc	6,806	1,694
McKesson Corp	10,288	7,402
Medtronic PLC	104,973	8,711
Merck & Co Inc	207,168	15,919
Mettler-Toledo International Inc *	1,698	1,962
Moderna Inc *	28,425	755
Molina Healthcare Inc *	4,610	1,406
Pfizer Inc	463,963	10,899

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Quest Diagnostics Inc	9,097	$1,577
Regeneron Pharmaceuticals Inc	8,659	4,245
ResMed Inc	12,010	2,940
Revvity Inc	10,109	914
Solventum Corp *	11,446	837
STERIS PLC	8,015	1,965
Stryker Corp	28,073	10,742
Thermo Fisher Scientific Inc	31,366	12,635
UnitedHealth Group Inc	75,357	22,751
Universal Health Services Inc, Cl B	4,884	930
Vertex Pharmaceuticals Inc *	21,021	9,292
Viatris Inc	98,708	868
Waters Corp *	4,894	1,709
West Pharmaceutical Services Inc	5,900	1,244
Zimmer Biomet Holdings Inc	16,284	1,501
Zoetis Inc, Cl A	36,639	6,178

		394,712
Industrials — 8.6%
3M Co	44,487	6,600
A O Smith Corp	9,851	633
Allegion plc	7,199	1,027
Amentum Holdings Inc *	606	13
AMETEK Inc	18,896	3,377
Automatic Data Processing Inc	33,293	10,838
Axon Enterprise Inc *	5,940	4,457
Boeing Co/The *	61,445	12,739
Broadridge Financial Solutions Inc	9,526	2,313
Builders FirstSource Inc *	9,609	1,035
Carrier Global Corp	66,052	4,703
Caterpillar Inc	39,112	13,612
CH Robinson Worldwide Inc	9,925	952
Cintas Corp	28,104	6,366
Copart Inc *	71,772	3,695
CSX Corp	157,815	4,985
Cummins Inc	11,278	3,626
Dayforce Inc *	13,211	780
Deere & Co	20,750	10,505
Delta Air Lines Inc	52,426	2,537
Dover Corp	11,180	1,987
Eaton Corp PLC	32,376	10,367
Emerson Electric Co	46,190	5,514
Equifax Inc	10,190	2,692
Expeditors International of Washington Inc	11,438	1,289
Fastenal Co	93,846	3,880
FedEx Corp	18,147	3,958
Fortive Corp	27,924	1,960
GE Vernova Inc	22,606	10,692
Generac Holdings Inc *	5,027	614
General Dynamics Corp	20,760	5,781
General Electric Co	87,927	21,622
Honeywell International Inc	53,227	12,065
Howmet Aerospace Inc	33,151	5,632
Hubbell Inc, Cl B	4,436	1,728

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Huntington Ingalls Industries Inc	3,227	$720
IDEX Corp	6,266	1,134
Illinois Tool Works Inc	21,855	5,356
Ingersoll Rand Inc	32,933	2,689
Jacobs Solutions Inc	9,964	1,258
JB Hunt Transport Services Inc	6,460	897
Johnson Controls International plc	54,062	5,480
L3Harris Technologies Inc	15,413	3,766
Leidos Holdings Inc	10,739	1,595
Lennox International Inc	2,600	1,468
Lockheed Martin Corp	17,183	8,289
Masco Corp	17,257	1,077
Nordson Corp	4,390	931
Norfolk Southern Corp	18,523	4,577
Northrop Grumman Corp	11,168	5,414
Old Dominion Freight Line Inc	15,340	2,457
Otis Worldwide Corp	32,386	3,088
PACCAR Inc	42,923	4,028
Parker-Hannifin Corp	10,523	6,995
Paychex Inc	26,189	4,135
Paycom Software Inc	3,872	1,003
Pentair PLC	13,656	1,354
Quanta Services Inc	12,127	4,154
Republic Services Inc, Cl A	16,631	4,279
Rockwell Automation Inc	9,224	2,911
Rollins Inc	23,258	1,332
RTX Corp	109,056	14,884
Snap-on Inc	4,350	1,395
Southwest Airlines Co	49,027	1,637
Stanley Black & Decker Inc	12,941	847
Textron Inc	15,069	1,116
Trane Technologies PLC	18,352	7,896
TransDigm Group Inc	4,607	6,765
Uber Technologies Inc *	171,100	14,400
Union Pacific Corp	49,493	10,971
United Airlines Holdings Inc *	26,847	2,133
United Parcel Service Inc, Cl B	59,815	5,834
United Rentals Inc	5,371	3,805
Veralto Corp	20,221	2,043
Verisk Analytics Inc, Cl A	11,601	3,644
Waste Management Inc	29,854	7,194
Westinghouse Air Brake Technologies Corp	13,961	2,825
WW Grainger Inc	3,578	3,891
Xylem Inc/NY	19,837	2,500

		358,741
Information Technology — 31.1%
Accenture PLC, Cl A	51,219	16,227
Adobe Inc *	35,653	14,799
Advanced Micro Devices Inc *	132,676	14,691
Akamai Technologies Inc *	12,589	956
Amphenol Corp, Cl A	99,198	8,921
Analog Devices Inc	40,613	8,690
ANSYS Inc *	7,198	2,381

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Apple Inc	1,230,351	$247,116
Applied Materials Inc	66,497	10,423
Arista Networks Inc *	84,576	7,328
Autodesk Inc *	17,569	5,202
Broadcom Inc	383,950	92,943
Cadence Design Systems Inc *	22,478	6,453
CDW Corp/DE	10,879	1,962
Cisco Systems Inc	326,193	20,563
Cognizant Technology Solutions Corp, Cl A	40,427	3,274
Corning Inc	63,036	3,126
Crowdstrike Holdings Inc, Cl A *	20,200	9,522
Dell Technologies Inc, Cl C	25,700	2,860
Enphase Energy Inc *	10,742	445
EPAM Systems Inc *	4,749	829
F5 Inc *	4,752	1,356
Fair Isaac Corp *	2,005	3,461
First Solar Inc *	8,731	1,380
Fortinet Inc *	52,108	5,303
Gartner Inc *	6,301	2,750
Gen Digital Inc	44,254	1,260
GoDaddy Inc, Cl A *	11,500	2,095
Hewlett Packard Enterprise Co	108,541	1,876
HP Inc	76,657	1,909
Intel Corp	354,465	6,930
International Business Machines Corp	75,761	19,627
Intuit Inc	22,909	17,261
Jabil Inc	9,069	1,524
Juniper Networks Inc	27,723	996
Keysight Technologies Inc *	14,100	2,214
KLA Corp	10,879	8,234
Lam Research Corp	105,090	8,490
Microchip Technology Inc	43,944	2,550
Micron Technology Inc	91,205	8,615
Microsoft Corp	608,890	280,309
Monolithic Power Systems Inc	3,957	2,619
Motorola Solutions Inc	13,724	5,701
NetApp Inc	16,865	1,672
NVIDIA Corp	2,005,880	271,054
NXP Semiconductors NV	20,829	3,981
ON Semiconductor Corp *	34,459	1,448
Oracle Corp	132,857	21,992
Palantir Technologies Inc, Cl A *	167,900	22,126
Palo Alto Networks Inc *	54,214	10,432
PTC Inc *	9,846	1,657
QUALCOMM Inc	90,522	13,144
Roper Technologies Inc	8,728	4,977
Salesforce Inc	78,331	20,787
Seagate Technology Holdings PLC	17,320	2,043
ServiceNow Inc *	16,880	17,067
Skyworks Solutions Inc	13,357	922
Super Micro Computer Inc *	41,200	1,649
Synopsys Inc *	12,616	5,854
TE Connectivity PLC	24,403	3,906

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Teledyne Technologies Inc *	3,783	$1,887
Teradyne Inc	13,597	1,069
Texas Instruments Inc	74,562	13,634
Trimble Inc *	20,417	1,455
Tyler Technologies Inc *	3,465	1,999
VeriSign Inc	6,704	1,827
Western Digital Corp *	28,868	1,488
Workday Inc, Cl A *	17,500	4,335
Zebra Technologies Corp, Cl A *	4,206	1,219

		1,298,795
Materials — 1.9%
Air Products and Chemicals Inc	18,219	5,081
Albemarle Corp	9,896	552
Amcor PLC	186,711	1,701
Avery Dennison Corp	6,663	1,184
Ball Corp	24,661	1,321
CF Industries Holdings Inc	14,367	1,303
Corteva Inc	56,137	3,975
Dow Inc	57,499	1,595
DuPont de Nemours Inc	34,192	2,284
Eastman Chemical Co	9,619	754
Ecolab Inc	20,624	5,478
Freeport-McMoRan Inc, Cl B	117,559	4,524
International Flavors & Fragrances Inc	20,877	1,598
International Paper Co	43,075	2,059
Linde PLC	38,952	18,213
LyondellBasell Industries NV, Cl A	21,175	1,196
Martin Marietta Materials Inc	4,965	2,719
Mosaic Co/The	25,930	937
Newmont Corp	93,125	4,910
Nucor Corp	19,220	2,102
Packaging Corp of America	7,285	1,407
PPG Industries Inc	19,002	2,105
Sherwin-Williams Co/The	18,971	6,807
Smurfit WestRock PLC	40,391	1,750
Steel Dynamics Inc	11,519	1,418
Vulcan Materials Co	10,769	2,855

		79,828
Real Estate — 2.1%
Alexandria Real Estate Equities Inc ‡	12,854	902
American Tower Corp, Cl A ‡	38,254	8,211
AvalonBay Communities Inc ‡	11,596	2,398
BXP Inc ‡	12,236	824
Camden Property Trust ‡	8,923	1,048
CBRE Group Inc, Cl A *	24,196	3,025
CoStar Group Inc *	34,295	2,523
Crown Castle Inc ‡	35,593	3,572
Digital Realty Trust Inc ‡	25,999	4,459
Equinix Inc ‡	8,017	7,126
Equity Residential ‡	27,928	1,959
Essex Property Trust Inc ‡	5,206	1,478
Extra Space Storage Inc ‡	17,317	2,618

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Federal Realty Investment Trust ‡	6,447	$616
Healthpeak Properties Inc ‡	57,800	1,006
Host Hotels & Resorts Inc ‡	57,808	895
Invitation Homes Inc ‡	46,511	1,567
Iron Mountain Inc ‡	23,998	2,369
Kimco Realty Corp ‡	56,410	1,199
Mid-America Apartment Communities Inc ‡	9,528	1,493
Prologis Inc ‡	75,861	8,239
Public Storage ‡	12,942	3,991
Realty Income Corp ‡	71,599	4,054
Regency Centers Corp ‡	13,552	978
SBA Communications Corp, Cl A ‡	8,836	2,049
Simon Property Group Inc ‡	25,070	4,088
UDR Inc ‡	24,875	1,031
Ventas Inc ‡	35,088	2,255
VICI Properties Inc, Cl A ‡	86,168	2,732
Welltower Inc ‡	49,904	7,699
Weyerhaeuser Co ‡	59,298	1,536

		87,940
Utilities — 2.4%
AES Corp/The	59,779	603
Alliant Energy Corp	20,967	1,305
Ameren Corp	22,054	2,137
American Electric Power Co Inc	43,607	4,513
American Water Works Co Inc	15,937	2,279
Atmos Energy Corp	12,953	2,004
CenterPoint Energy Inc	53,286	1,984
CMS Energy Corp	24,375	1,712
Consolidated Edison Inc	28,294	2,956
Constellation Energy Corp	25,575	7,830
Dominion Energy Inc	68,724	3,895
DTE Energy Co	16,900	2,309
Duke Energy Corp	63,525	7,478
Edison International	31,653	1,761
Entergy Corp	35,072	2,921
Evergy Inc	18,786	1,248
Eversource Energy	30,010	1,945
Exelon Corp	82,205	3,602
FirstEnergy Corp	41,950	1,759
NextEra Energy Inc	168,376	11,894
NiSource Inc	38,391	1,518
NRG Energy Inc	16,585	2,586
PG&E Corp	179,468	3,029
Pinnacle West Capital Corp	9,495	866
PPL Corp	60,320	2,096
Public Service Enterprise Group Inc	40,713	3,299
Sempra	51,793	4,070
Southern Co/The	89,653	8,069
Vistra Corp	27,800	4,464
WEC Energy Group Inc	25,975	2,791

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xcel Energy Inc	46,936	$3,290

		102,213
Total Common Stock
(Cost $1,261,193) ($ Thousands)		4,108,810

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	67,039,753	67,040
Total Cash Equivalent
(Cost $67,040) ($ Thousands)		67,040
Total Investments in Securities — 100.0%
(Cost $1,328,233) ($ Thousands)		$4,175,850

A list of the open futures contracts held by the Fund at May 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	237	Jun-2025	$65,987	$70,105	$4,118

Percentages are based on Net Assets of $4,177,021 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	4,108,810	–	–	4,108,810
Cash Equivalent	67,040	–	–	67,040
Total Investments in Securities	4,175,850	–	–	4,175,850

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	4,118	–	–	4,118
Total Other Financial Instruments	4,118	–	–	4,118

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

S&P 500 Index Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$50,967	$618,504	$(602,431)	$—	$—	$67,040	$3,605	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Extended Market Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.5%

Communication Services — 5.1%
Advantage Solutions Inc *	18,900	$23
AMC Entertainment Holdings Inc, Cl A *	59,593	212
AMC Networks Inc, Cl A *	6,660	44
Angi Inc, Cl A *	6,341	99
Anterix Inc *	1,400	37
AST SpaceMobile Inc, Cl A *	20,900	482
Atlanta Braves Holdings Inc, Cl A *	1,803	78
Atlanta Braves Holdings Inc, Cl C *	8,905	362
ATN International Inc	2,267	32
Bandwidth Inc, Cl A *	5,000	70
Boston Omaha Corp, Cl A *	4,300	63
Bumble Inc, Cl A *	18,100	102
Cable One Inc	900	132
Cardlytics Inc *	7,100	13
Cargurus Inc, Cl A *	15,100	473
Cars.com Inc *	10,800	111
Cinemark Holdings Inc *	16,640	562
Clear Channel Outdoor Holdings Inc, Cl A *	29,100	31
Cogent Communications Holdings Inc	7,004	320
DoubleVerify Holdings Inc *	24,800	341
EchoStar Corp, Cl A *	19,388	344
Entravision Communications Corp, Cl A	14,200	29
Eventbrite Inc, Cl A *	16,900	40
EverQuote Inc, Cl A *	4,400	101
EW Scripps Co/The, Cl A *	13,896	31
Frontier Communications Parent Inc *	39,600	1,435
fuboTV Inc *	64,800	237
Gannett Co Inc *	14,387	51
GCI Liberty - Escrow *	23,647	—
Getty Images Holdings Inc *	16,500	29
Globalstar Inc *	6,127	113
Gogo Inc *	8,900	94
Gray Television Inc	19,500	77
Grindr Inc *	4,000	98
IAC Inc *	12,076	434
Ibotta Inc, Cl A *	2,600	130
IDT Corp, Cl B	2,500	154
iHeartMedia Inc, Cl A *	24,700	32
IMAX Corp *	7,000	195
Integral Ad Science Holding Corp *	7,600	62
Iridium Communications Inc	19,446	494
John Wiley & Sons Inc, Cl A	6,672	261
Liberty Broadband Corp, Cl A *	2,983	277
Liberty Broadband Corp, Cl C *	17,814	1,671
Liberty Global Ltd, Cl A *	27,500	265
Liberty Global PLC *	22,800	225
Liberty Latin America Ltd, Cl A *	8,300	41
Liberty Latin America Ltd, Cl C *	19,562	98
Liberty Media Corp-Liberty Formula One, Cl A *	3,908	344
Liberty Media Corp-Liberty Formula One, Cl C *	33,742	3,257

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Liberty Media Corp-Liberty Live, Cl A *	3,509	$252
Liberty Media Corp-Liberty Live, Cl C *	7,499	547
Lumen Technologies Inc *	164,100	643
Madison Square Garden Entertainment Corp, Cl A *	5,811	216
Madison Square Garden Sports Corp, Cl A *	2,979	566
Magnite Inc *	20,638	338
Marcus Corp/The	5,161	95
MediaAlpha Inc, Cl A *	3,537	36
National CineMedia Inc *	11,700	64
New York Times Co/The, Cl A	25,482	1,456
Nexstar Media Group Inc, Cl A	4,644	791
Nextdoor Holdings Inc *	29,000	44
Outbrain Inc *	5,800	15
Pinterest Inc, Cl A *	96,311	2,996
Playstudios Inc *	21,200	28
Playtika Holding Corp	11,625	55
PubMatic Inc, Cl A *	7,100	83
QuinStreet Inc *	10,886	166
Reservoir Media Inc *	4,100	32
ROBLOX Corp, Cl A *	84,900	7,385
Roku Inc, Cl A *	19,548	1,416
Scholastic Corp	4,367	75
Shenandoah Telecommunications Co *	5,704	72
Shutterstock Inc	2,997	55
Sinclair Inc	4,111	58
Sirius XM Holdings Inc	35,554	771
Sphere Entertainment Co *	4,611	174
Spok Holdings Inc	1,500	24
Spotify Technology SA *	23,703	15,766
Stagwell Inc, Cl A *	13,400	60
Starz Entertainment Corp *	2,614	55
TEGNA Inc	27,800	465
Telephone and Data Systems Inc	15,855	545
Thryv Holdings Inc *	6,500	87
Toro Combineco Inc *	4,200	34
Trade Desk Inc/The, Cl A *	72,300	5,438
TripAdvisor Inc *	17,100	244
TrueCar Inc *	22,900	33
Trump Media & Technology Group Corp *	11,800	252
Vimeo Inc *	24,346	106
Vivid Seats Inc, Cl A *	5,600	9
WideOpenWest Inc *	11,700	49
Yelp Inc, Cl A *	10,398	397
Ziff Davis Inc *	7,357	239
ZipRecruiter Inc, Cl A *	15,100	90
ZoomInfo Technologies Inc, Cl A *	49,500	473

		57,001
Consumer Discretionary — 10.4%
1-800-Flowers.com Inc, Cl A *	5,400	27
Abercrombie & Fitch Co, Cl A *	8,400	659
Academy Sports & Outdoors Inc	10,100	413
Accel Entertainment Inc, Cl A *	11,500	129

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Acushnet Holdings Corp	4,800	$328
Adient PLC *	13,900	217
ADT Inc	64,261	535
Adtalem Global Education Inc *	5,881	776
Advance Auto Parts Inc	9,600	460
A-Mark Precious Metals Inc	2,000	39
Amer Sports Inc *	9,100	331
American Axle & Manufacturing Holdings Inc *	23,398	103
American Eagle Outfitters Inc	31,422	344
American Public Education Inc *	2,600	77
America's Car-Mart Inc/TX *	1,250	62
AMMO Inc *	17,700	26
Aramark	42,200	1,709
Arhaus Inc, Cl A *	8,400	75
Arko Corp	14,200	61
Asbury Automotive Group Inc *	3,098	706
AutoNation Inc *	4,000	735
BARK Inc *	26,200	34
Bath & Body Works Inc	34,700	976
Beazer Homes USA Inc *	3,461	71
Beyond Inc *	7,300	47
Biglari Holdings Inc, Cl B *	182	45
Birkenstock Holding PLC *	5,700	307
BJ's Restaurants Inc *	3,142	140
Bloomin' Brands Inc	12,950	99
Boot Barn Holdings Inc *	5,000	802
BorgWarner Inc	35,700	1,181
Boyd Gaming Corp	10,745	806
Bright Horizons Family Solutions Inc *	9,135	1,180
Brinker International Inc *	7,282	1,257
Brunswick Corp/DE	10,583	536
Buckle Inc/The	5,051	215
Build-A-Bear Workshop Inc, Cl A	2,500	128
Burlington Stores Inc *	10,400	2,374
Caleres Inc	5,576	75
Camping World Holdings Inc, Cl A	11,300	184
Capri Holdings Ltd *	18,600	337
Carriage Services Inc, Cl A	3,206	139
Carter's Inc	5,770	181
Carvana Co, Cl A *	17,500	5,725
Cava Group Inc *	11,600	943
Cavco Industries Inc *	1,231	534
Century Communities Inc	4,400	228
Champion Homes Inc *	8,500	556
Cheesecake Factory Inc/The	7,223	398
Chegg Inc *	26,010	27
Choice Hotels International Inc	4,477	567
Churchill Downs Inc *	11,062	1,056
Clarus Corp	6,221	20
Columbia Sportswear Co	5,344	341
Cooper-Standard Holdings Inc *	1,400	32
Coupang Inc, Cl A *	187,700	5,265

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Coursera Inc *	19,900	$176
Cracker Barrel Old Country Store Inc	3,244	186
Cricut Inc, Cl A	9,500	58
Crocs Inc *	9,103	929
Dana Inc	21,498	358
Dave & Buster's Entertainment Inc *	3,800	83
Denny's Corp *	6,363	24
Designer Brands Inc, Cl A	6,492	23
Destination XL Group Inc *	13,400	15
Dick's Sporting Goods Inc	8,735	1,567
Dillard's Inc, Cl A	462	183
Dine Brands Global Inc	2,572	62
Dorman Products Inc *	4,140	535
DraftKings Inc, Cl A *	72,882	2,615
Dream Finders Homes Inc, Cl A *	4,700	98
Duolingo Inc, Cl A *	6,100	3,170
Dutch Bros Inc, Cl A *	17,300	1,249
El Pollo Loco Holdings Inc *	3,900	41
Ethan Allen Interiors Inc	4,276	112
Etsy Inc *	18,800	1,041
European Wax Center Inc, Cl A *	8,000	41
Everi Holdings Inc *	14,100	199
EVgo Inc, Cl A *	17,700	70
Figs Inc, Cl A *	24,600	107
First Watch Restaurant Group Inc *	5,700	88
Five Below Inc *	8,705	1,015
Floor & Decor Holdings Inc, Cl A *	17,000	1,219
Foot Locker Inc *	11,400	271
Fox Factory Holding Corp *	5,700	146
Frontdoor Inc *	11,850	652
Full House Resorts Inc *	7,000	22
Funko Inc, Cl A *	6,000	25
GameStop Corp, Cl A *	63,300	1,886
Gap Inc/The	30,700	685
Genesco Inc *	2,169	47
Gentex Corp	35,590	768
Gentherm Inc *	4,248	116
GigaCloud Technology Inc, Cl A *	3,900	68
G-III Apparel Group Ltd *	5,906	172
Global Business Travel Group I *	20,600	129
Golden Entertainment Inc	4,131	118
Goodyear Tire & Rubber Co/The *	44,868	512
GoPro Inc, Cl A *	29,300	19
Graham Holdings Co, Cl B	500	477
Grand Canyon Education Inc *	4,615	913
Green Brick Partners Inc *	5,100	298
Group 1 Automotive Inc	2,135	905
Groupon Inc, Cl A *	3,800	111
GrowGeneration Corp *	12,100	13
H&R Block Inc	22,000	1,253
Hanesbrands Inc *	58,200	288
Harley-Davidson Inc	18,200	441
Haverty Furniture Cos Inc	1,563	33

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Helen of Troy Ltd *	3,348	$90
Hilton Grand Vacations Inc *	10,070	384
Holley Inc *	13,400	26
Hooker Furnishings Corp	3,700	36
Hovnanian Enterprises Inc, Cl A *	600	54
Hyatt Hotels Corp, Cl A	6,427	849
Inspired Entertainment Inc *	2,000	16
Installed Building Products Inc	4,000	638
International Game Technology PLC	17,100	252
iRobot Corp *	6,202	19
Jack in the Box Inc	2,221	42
Johnson Outdoors Inc, Cl A	1,400	38
KB Home	10,185	525
KinderCare Learning Cos Inc *	5,400	66
Kohl's Corp	17,700	144
Kontoor Brands Inc	9,200	631
Krispy Kreme Inc	14,400	42
Kura Sushi USA Inc, Cl A *	800	53
Lands' End Inc *	2,862	24
Landsea Homes Corp *	1,300	15
Latham Group Inc *	7,300	41
Laureate Education Inc, Cl A *	22,600	509
La-Z-Boy Inc	7,026	294
LCI Industries	3,949	344
Lear Corp	8,771	793
Legacy Housing Corp *	1,400	31
Leggett & Platt Inc	21,000	190
Leslie's Inc *	29,056	22
LGI Homes Inc *	3,200	160
Life Time Group Holdings Inc *	13,000	372
Light & Wonder Inc, Cl A *	13,562	1,222
Lincoln Educational Services Corp *	4,300	102
Lindblad Expeditions Holdings Inc *	6,900	72
Lithia Motors Inc, Cl A	4,333	1,373
Lovesac Co/The *	2,900	56
Lucid Group Inc *	170,400	380
Luminar Technologies Inc, Cl A *	3,726	13
M/I Homes Inc *	4,494	479
Macy's Inc	44,100	524
Malibu Boats Inc, Cl A *	2,100	63
Marine Products Corp	1,800	15
MarineMax Inc *	3,561	75
Marriott Vacations Worldwide Corp	5,472	360
MasterCraft Boat Holdings Inc *	2,100	36
Mattel Inc *	51,700	979
Matthews International Corp, Cl A	3,213	69
Meritage Homes Corp	11,422	727
Mister Car Wash Inc *	16,500	117
Modine Manufacturing Co *	7,774	706
Monarch Casino & Resort Inc	1,600	134
Monro Inc	2,928	45
Movado Group Inc	3,520	57
Murphy USA Inc	3,000	1,280

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nathan's Famous Inc	700	$75
National Vision Holdings Inc *	11,700	232
Newell Brands Inc	69,500	368
ODP Corp/The *	4,912	81
Ollie's Bargain Outlet Holdings Inc *	9,900	1,103
ONE Group Hospitality Inc/The *	4,200	14
OneSpaWorld Holdings Ltd	16,500	311
OneWater Marine Inc, Cl A *	2,200	32
Oxford Industries Inc	2,654	142
Papa John's International Inc	5,842	264
Patrick Industries Inc	5,587	480
Peloton Interactive Inc, Cl A *	54,535	387
Penn Entertainment Inc *	24,500	363
Penske Automotive Group Inc	2,788	458
Perdoceo Education Corp	11,054	376
Petco Health & Wellness Co Inc, Cl A *	19,300	71
Phinia Inc	6,800	295
Planet Fitness Inc, Cl A *	13,000	1,337
PlayAGS Inc *	8,800	108
Polaris Inc	8,207	322
Portillo's Inc, Cl A *	10,200	122
Potbelly Corp *	1,200	13
Purple Innovation Inc, Cl A *	10,765	9
PVH Corp	9,300	779
QuantumScape Corp, Cl A *	52,400	210
RCI Hospitality Holdings Inc	1,400	56
RealReal Inc/The *	16,100	91
Red Rock Resorts Inc, Cl A	7,600	365
Revolve Group Inc, Cl A *	4,600	95
RH *	2,511	455
Rivian Automotive Inc, Cl A *	136,100	1,978
Rocky Brands Inc	1,600	36
Rush Street Interactive Inc *	13,600	173
Sabre Corp *	55,600	140
Sally Beauty Holdings Inc *	12,091	105
Savers Value Village Inc *	6,200	62
Service Corp International/US	22,489	1,754
Shake Shack Inc, Cl A *	6,100	792
SharkNinja Inc *	10,100	928
Shoe Carnival Inc	1,852	36
Signet Jewelers Ltd	6,200	413
Six Flags Entertainment Corp	14,793	496
Skechers USA Inc, Cl A *	20,846	1,293
Sleep Number Corp *	5,009	54
Smith & Wesson Brands Inc	6,283	60
Solid Power Inc *	28,800	45
Sonic Automotive Inc, Cl A	2,364	165
Sonos Inc *	18,300	188
Standard Motor Products Inc	2,366	72
Steven Madden Ltd	10,051	248
Stitch Fix Inc, Cl A *	17,800	79
Stoneridge Inc *	5,930	30
Strategic Education Inc	3,687	336

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Stride Inc *	6,688	$1,012
Sturm Ruger & Co Inc	1,742	63
Super Group SGHC Ltd	27,000	236
Superior Group of Cos Inc	2,100	21
Sweetgreen Inc, Cl A *	17,000	228
Target Hospitality Corp *	6,100	45
Taylor Morrison Home Corp, Cl A *	15,460	870
Tempur Sealy International Inc	30,128	1,960
Texas Roadhouse Inc, Cl A	10,966	2,141
Thor Industries Inc	8,690	706
ThredUp Inc, Cl A *	14,000	101
Tile Shop Holdings Inc *	6,300	40
Tilly's Inc, Cl A *	5,243	8
Toll Brothers Inc	15,839	1,651
TopBuild Corp *	4,900	1,386
Topgolf Callaway Brands Corp *	23,306	148
Torrid Holdings Inc *	2,700	14
Traeger Inc *	4,800	7
Travel + Leisure Co	10,600	515
Tri Pointe Homes Inc *	15,873	468
Udemy Inc *	17,700	130
Under Armour Inc, Cl A *	24,800	166
Under Armour Inc, Cl C *	24,900	157
United Parks & Resorts Inc *	5,900	264
Universal Technical Institute Inc *	7,300	259
Upbound Group Inc, Cl A	7,540	173
Urban Outfitters Inc *	10,000	699
Vail Resorts Inc	6,012	963
Valvoline Inc *	20,236	700
VF Corp	58,900	734
Viad Corp *	2,271	63
Victoria's Secret & Co *	12,000	255
Visteon Corp *	4,365	369
Warby Parker Inc, Cl A *	14,600	309
Wayfair Inc, Cl A *	15,400	635
Wendy's Co/The	26,175	298
Weyco Group Inc	1,200	38
Whirlpool Corp	8,200	640
Wingstop Inc	4,900	1,674
Winmark Corp	491	209
Winnebago Industries Inc	4,435	150
Wolverine World Wide Inc	13,096	223
Wyndham Hotels & Resorts Inc	12,000	993
XPEL Inc *	3,000	108
Xponential Fitness Inc, Cl A *	5,600	50
YETI Holdings Inc *	13,900	425
Zumiez Inc *	803	10

		116,645
Consumer Staples — 3.2%
Albertsons Cos Inc, Cl A	64,600	1,436
Alico Inc	1,400	45
Andersons Inc/The	5,699	202
B&G Foods Inc, Cl A	14,611	61

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Beauty Health Co/The *	17,700	$29
BellRing Brands Inc *	21,302	1,341
Beyond Meat Inc *	13,000	38
BJ's Wholesale Club Holdings Inc *	21,600	2,445
Boston Beer Co Inc/The, Cl A *	1,483	341
BRC Inc, Cl A *	5,800	10
Calavo Growers Inc	1,426	39
Cal-Maine Foods Inc	7,428	713
Casey's General Stores Inc	6,059	2,652
Celsius Holdings Inc *	28,300	1,072
Central Garden & Pet Co *	600	22
Central Garden & Pet Co, Cl A *	7,161	229
Chefs' Warehouse Inc/The *	5,721	365
Coca-Cola Consolidated Inc	9,890	1,134
Coty Inc, Cl A *	61,800	305
Darling Ingredients Inc *	24,057	750
Dole PLC	10,800	153
Edgewell Personal Care Co	8,045	222
elf Beauty Inc *	8,700	979
Energizer Holdings Inc	10,945	255
Flowers Foods Inc	28,408	480
Fresh Del Monte Produce Inc	6,181	218
Freshpet Inc *	7,900	633
Grocery Outlet Holding Corp *	15,500	210
Hain Celestial Group Inc/The *	15,660	29
Herbalife Ltd *	20,144	157
HF Foods Group Inc *	9,900	38
Honest Co Inc/The *	6,600	33
Ingles Markets Inc, Cl A	2,645	165
Ingredion Inc	10,165	1,414
Inter Parfums Inc	2,906	396
J & J Snack Foods Corp	2,364	272
John B Sanfilippo & Son Inc	1,819	113
Lancaster Colony Corp	3,229	540
Limoneira Co	3,400	54
Mama's Creations Inc *	4,900	41
Maplebear Inc *	25,500	1,165
Medifast Inc *	1,764	25
MGP Ingredients Inc	1,800	53
Mission Produce Inc *	9,300	104
National Beverage Corp	3,904	177
Natural Grocers by Vitamin Cottage Inc	1,085	53
Nature's Sunshine Products Inc *	2,937	45
Nu Skin Enterprises Inc, Cl A	11,205	97
Oil-Dri Corp of America	2,000	100
Olaplex Holdings Inc *	29,300	39
Performance Food Group Co *	25,027	2,241
Pilgrim's Pride Corp *	6,007	295
Post Holdings Inc *	8,469	937
PriceSmart Inc	4,423	478
Primo Brands Corp *	40,400	1,336
Reynolds Consumer Products Inc	8,000	177
Seaboard Corp	50	134

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Seneca Foods Corp, Cl A *	1,262	$119
Simply Good Foods Co/The *	14,700	507
Smithfield Foods Inc *	5,700	133
SpartanNash Co	7,436	145
Spectrum Brands Holdings Inc	4,787	277
Sprouts Farmers Market Inc *	15,700	2,714
SunOpta Inc *	17,100	107
TreeHouse Foods Inc *	7,809	175
Turning Point Brands Inc	3,200	238
United Natural Foods Inc *	9,598	293
Universal Corp/VA	4,045	264
US Foods Holding Corp *	35,500	2,809
USANA Health Sciences Inc *	1,532	46
Utz Brands Inc	10,700	142
Village Super Market Inc, Cl A	1,962	76
Vita Coco Co Inc/The *	6,100	217
Vital Farms Inc *	5,500	175
Waldencast plc, Cl A *	7,000	19
WD-40 Co	2,186	533
Weis Markets Inc	2,704	205
Westrock Coffee Co *	7,900	54
WK Kellogg Co	9,700	164

		36,499
Energy — 3.7%
Amplify Energy Corp *	4,900	14
Antero Midstream Corp	51,700	971
Antero Resources Corp *	45,180	1,692
Archrock Inc	27,583	687
Ardmore Shipping Corp	7,800	75
Aris Water Solutions Inc, Cl A	4,200	93
Atlas Energy Solutions Inc, Cl A	11,200	136
Berry Corp	7,400	18
BKV Corp *	3,500	75
Borr Drilling Ltd	37,600	66
Bristow Group Inc *	3,697	108
Cactus Inc, Cl A	10,700	439
California Resources Corp	11,600	512
Centrus Energy Corp, Cl A *	2,000	254
ChampionX Corp	31,900	768
Cheniere Energy Inc	36,065	8,547
Chord Energy Corp	9,730	876
Civitas Resources Inc	15,634	428
Clean Energy Fuels Corp *	29,988	54
CNX Resources Corp *	24,000	775
Comstock Resources Inc *	15,500	361
CONSOL Energy Inc	8,888	616
Core Laboratories Inc	9,300	100
Crescent Energy Co, Cl A	26,385	221
CVR Energy Inc	4,597	107
Delek US Holdings Inc	11,390	219
DHT Holdings Inc	18,900	219
Diversified Energy Co PLC	7,700	108
DMC Global Inc *	5,100	33

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dorian LPG Ltd	5,347	$114
DT Midstream Inc	16,200	1,697
Empire Petroleum Corp *	1,033	5
Encore Energy Corp *	17,800	36
Energy Fuels Inc/Canada *	26,600	130
Excelerate Energy Inc, Cl A	2,400	67
Expro Group Holdings NV *	15,357	128
FLEX LNG Ltd	5,800	139
FLOWCO HOLDINGS INC *	4,400	76
FutureFuel Corp	3,876	15
Golar LNG Ltd	15,902	654
Granite Ridge Resources Inc	8,700	49
Green Plains Inc *	11,190	47
Gulfport Energy Corp *	2,100	402
Hallador Energy Co *	4,400	76
Helix Energy Solutions Group Inc *	24,169	150
Helmerich & Payne Inc	15,600	238
HF Sinclair Corp	25,500	921
HighPeak Energy Inc	1,100	11
Innovex International Inc *	7,987	110
International Seaways Inc	5,528	205
Kinetik Holdings Inc, Cl A	6,300	281
Kodiak Gas Services Inc	7,700	272
Kosmos Energy Ltd *	71,775	119
Liberty Energy Inc, Cl A	25,700	298
Magnolia Oil & Gas Corp, Cl A	26,900	578
Matador Resources Co	18,700	804
Murphy Oil Corp	22,400	469
Nabors Industries Ltd *	1,991	51
NACCO Industries Inc, Cl A	900	32
New Fortress Energy Inc, Cl A	10,000	25
NextDecade Corp *	19,000	157
Noble Corp PLC	20,890	517
Nordic American Tankers Ltd	34,377	91
Northern Oil & Gas Inc	16,500	439
NOV Inc	60,800	730
Oceaneering International Inc *	15,446	295
Oil States International Inc *	16,699	73
Ovintiv Inc	41,500	1,486
Par Pacific Holdings Inc *	9,986	216
Patterson-UTI Energy Inc	59,955	331
PBF Energy Inc, Cl A	15,277	291
Peabody Energy Corp	16,600	218
Permian Resources Corp, Cl A	105,585	1,331
ProFrac Holding Corp, Cl A *	3,000	25
ProPetro Holding Corp *	13,100	71
Range Resources Corp	36,700	1,396
REX American Resources Corp *	1,800	76
Riley Exploration Permian Inc	1,200	31
Ring Energy Inc *	10,000	7
RPC Inc	15,199	67
Sable Offshore Corp *	8,300	239
SandRidge Energy Inc	8,200	80

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Scorpio Tankers Inc	7,613	$302
SEACOR Marine Holdings Inc *	7,300	39
Seadrill Ltd *	9,400	218
Select Water Solutions Inc, Cl A	11,300	91
SFL Corp Ltd, Cl B	18,576	159
Sitio Royalties Corp, Cl A	11,121	190
SM Energy Co	17,913	419
Solaris Energy Infrastructure Inc, Cl A	4,800	132
Talos Energy Inc *	22,100	178
TechnipFMC PLC	66,100	2,059
Teekay Corp *	4,200	35
Teekay Tankers Ltd, Cl A	3,300	146
TETRA Technologies Inc *	9,600	26
Tidewater Inc *	7,700	306
Transocean Ltd *	120,200	299
Uranium Energy Corp *	68,900	409
Ur-Energy Inc *	45,200	37
VAALCO Energy Inc	15,500	49
Valaris Ltd *	9,700	365
Viper Energy Inc, Cl A	20,700	822
Vital Energy Inc *	3,800	56
Vitesse Energy Inc	5,143	108
W&T Offshore Inc	21,338	32
Weatherford International PLC	11,300	493
World Kinect Corp	8,341	228

		42,136
Financials — 18.4%
1st Source Corp	2,758	167
ACNB Corp	1,900	79
AFC Gamma Inc ‡	2,800	14
Affiliated Managers Group Inc	5,000	880
Affirm Holdings Inc, Cl A *	40,600	2,107
AGNC Investment Corp ‡	140,621	1,257
Alerus Financial Corp	3,400	71
Ally Financial Inc	42,500	1,488
Amalgamated Financial Corp	3,000	91
Ambac Financial Group Inc *	7,800	61
Amerant Bancorp Inc, Cl A	5,100	89
American Coastal Insurance Corp *	4,000	43
American Financial Group Inc/OH	11,053	1,370
Ameris Bancorp	10,462	643
AMERISAFE Inc	2,633	125
Angel Oak Mortgage REIT Inc ‡	1,600	15
Annaly Capital Management Inc ‡	87,139	1,651
Apollo Commercial Real Estate Finance Inc ‡	23,419	230
Arbor Realty Trust Inc ‡	28,600	274
Ares Commercial Real Estate Corp ‡	9,600	44
Ares Management Corp, Cl A	29,945	4,956
ARMOUR Residential REIT Inc ‡	9,884	160
Arrow Financial Corp	3,349	86
Artisan Partners Asset Management Inc, Cl A	9,300	375

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Associated Banc-Corp	27,736	$643
Assured Guaranty Ltd	7,987	675
Atlantic Union Bankshares Corp	18,999	570
Atlanticus Holdings Corp *	1,100	54
AvidXchange Holdings Inc *	26,800	262
Axis Capital Holdings Ltd	12,468	1,294
Axos Financial Inc *	8,436	587
B Riley Financial Inc	4,400	13
Baldwin Insurance Group Inc/The, Cl A *	10,800	416
Banc of California Inc	24,713	339
BancFirst Corp	3,250	402
Banco Latinoamericano de Comercio Exterior SA	3,812	156
Bancorp Inc/The *	8,092	414
Bank First Corp	1,500	174
Bank of Hawaii Corp	6,024	401
Bank of Marin Bancorp	3,614	77
Bank of NT Butterfield & Son Ltd/The	6,300	266
Bank OZK	16,970	752
BankUnited Inc	10,996	374
Bankwell Financial Group Inc	1,100	38
Banner Corp	5,951	367
Bar Harbor Bankshares	2,850	83
BayCom Corp	3,000	79
BCB Bancorp Inc	3,200	26
Berkshire Hills Bancorp Inc	5,391	133
BGC Group Inc, Cl A	55,936	519
Blackstone Mortgage Trust Inc, Cl A ‡	27,500	519
Block Inc, Cl A *	90,009	5,558
Blue Foundry Bancorp *	6,000	54
Blue Owl Capital Inc, Cl A	84,400	1,577
BOK Financial Corp	3,782	357
Bowhead Specialty Holdings Inc *	2,400	90
Bread Financial Holdings Inc	8,500	436
Bridgewater Bancshares Inc *	600	9
Brighthouse Financial Inc *	9,500	568
Brightsphere Investment Group Inc	4,563	137
BrightSpire Capital Inc, Cl A ‡	21,794	110
Brookline Bancorp Inc	16,833	174
Burford Capital Ltd	32,900	423
Burke & Herbert Financial Services Corp	2,911	166
Business First Bancshares Inc	4,300	102
Byline Bancorp Inc	5,970	154
Cadence Bank	29,431	892
California BanCorp *	6,100	91
Camden National Corp	3,058	120
Cannae Holdings Inc	9,262	173
Cantaloupe Inc *	11,800	99
Capital Bancorp Inc	1,900	61
Capital City Bank Group Inc	2,861	108
Capitol Federal Financial Inc	25,587	146
Carlyle Group Inc/The	35,300	1,596
Carter Bankshares Inc *	4,800	79

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cass Information Systems Inc	1,354	$57
Cathay General Bancorp	10,915	468
Central Pacific Financial Corp	4,910	131
Chicago Atlantic Real Estate Finance Inc ‡	900	13
Chimera Investment Corp ‡	12,355	163
Citizens & Northern Corp	3,540	66
Citizens Financial Services Inc	700	43
City Holding Co	2,385	281
Civista Bancshares Inc	3,400	77
Claros Mortgage Trust Inc ‡	14,700	38
CNA Financial Corp	3,375	162
CNB Financial Corp/PA	1,948	42
CNO Financial Group Inc	16,825	639
Coastal Financial Corp/WA *	1,900	167
Cohen & Steers Inc	3,936	302
Colony Bankcorp Inc	3,700	57
Columbia Banking System Inc	33,794	790
Columbia Financial Inc *	3,600	52
Comerica Inc	21,000	1,199
Commerce Bancshares Inc/MO	19,906	1,254
Community Financial System Inc	8,251	464
Community Trust Bancorp Inc	3,093	158
Community West Bancshares	2,800	50
Compass Diversified Holdings	10,600	71
ConnectOne Bancorp Inc	7,483	172
Corebridge Financial Inc	45,100	1,471
Crawford & Co, Cl A	5,700	59
Credit Acceptance Corp *	912	435
Cullen/Frost Bankers Inc	9,505	1,207
Customers Bancorp Inc *	4,770	243
CVB Financial Corp	19,279	361
Dave Inc *	1,300	261
Diamond Hill Investment Group Inc	654	92
DigitalBridge Group Inc	25,598	283
Dime Community Bancshares Inc	6,229	160
Donegal Group Inc, Cl A	2,500	51
Donnelley Financial Solutions Inc *	4,332	236
Dynex Capital Inc ‡	14,797	178
Eagle Bancorp Inc	4,406	78
East West Bancorp Inc	21,566	1,967
Eastern Bankshares Inc	28,834	433
Ellington Financial Inc ‡	13,700	172
Employers Holdings Inc	4,274	208
Enact Holdings Inc	5,700	202
Encore Capital Group Inc *	3,875	147
Enova International Inc *	4,366	405
Enstar Group Ltd *	1,951	654
Enterprise Bancorp Inc/MA	548	21
Enterprise Financial Services Corp	5,165	273
Equitable Holdings Inc	51,000	2,696
Equity Bancshares Inc, Cl A	3,100	121
Esquire Financial Holdings Inc	1,600	145
Essent Group Ltd	15,800	916

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Euronet Worldwide Inc *	6,388	$692
Evercore Inc, Cl A	5,476	1,268
EVERTEC Inc	10,200	370
F&G Annuities & Life Inc	2,094	67
Farmers & Merchants Bancorp Inc/Archbold OH	3,200	76
Farmers National Banc Corp	6,800	90
FB Financial Corp	5,802	253
Federal Agricultural Mortgage Corp, Cl C	1,288	240
Fidelis Insurance Holdings Ltd	5,600	98
Fidelity D&D Bancorp Inc	100	4
Fidelity National Financial Inc	42,466	2,326
Financial Institutions Inc	3,243	84
First American Financial Corp	16,772	936
First Bancorp Inc/The	3,052	74
First BanCorp/Puerto Rico	27,816	556
First Bancorp/Southern Pines NC	7,145	296
First Bank/Hamilton NJ	3,700	54
First Busey Corp	12,898	285
First Business Financial Services Inc	1,800	88
First Citizens BancShares Inc/NC, Cl A	1,902	3,517
First Commonwealth Financial Corp	18,401	287
First Community Bankshares Inc	2,342	88
First Financial Bancorp	16,533	399
First Financial Bankshares Inc	20,712	730
First Financial Corp/IN	2,412	125
First Foundation Inc *	9,100	47
First Hawaiian Inc	20,100	480
First Horizon Corp	84,625	1,682
First Internet Bancorp	100	2
First Interstate BancSystem Inc, Cl A	12,916	351
First Merchants Corp	9,618	363
First Mid Bancshares Inc	3,572	126
First of Long Island Corp/The	4,995	59
First Western Financial Inc *	1,800	38
FirstCash Holdings Inc	6,020	770
Five Star Bancorp	2,800	78
Flushing Financial Corp	6,070	73
Flywire Corp *	18,900	203
FNB Corp/PA	60,189	835
Forge Global Holdings Inc *	2,097	29
Franklin BSP Realty Trust Inc ‡	15,254	168
FS Bancorp Inc	1,900	73
Fulton Financial Corp	29,112	502
FVCBankcorp Inc *	3,375	39
GCM Grosvenor Inc, Cl A	10,000	126
Genworth Financial Inc, Cl A *	63,600	448
German American Bancorp Inc	3,566	136
Glacier Bancorp Inc	18,075	750
Goosehead Insurance Inc, Cl A *	3,700	401
Granite Point Mortgage Trust Inc ‡	10,941	28
Great Southern Bancorp Inc	1,099	61
Green Dot Corp, Cl A *	9,255	86

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Greene County Bancorp Inc	1,020	$22
Greenlight Capital Re Ltd, Cl A *	6,409	93
Guaranty Bancshares Inc/TX	1,500	62
HA Sustainable Infrastructure Capital Inc ‡	18,600	466
Hamilton Insurance Group Ltd, Cl B *	8,000	174
Hamilton Lane Inc, Cl A	6,400	954
Hancock Whitney Corp	13,814	755
Hanmi Financial Corp	5,578	128
Hanover Insurance Group Inc/The	5,717	1,006
HarborOne Bancorp Inc	3,020	34
HBT Financial Inc	2,200	51
HCI Group Inc	1,115	188
Heritage Commerce Corp	11,300	105
Heritage Financial Corp/WA	7,171	168
Heritage Insurance Holdings Inc *	5,700	139
Hilltop Holdings Inc	7,700	230
Hingham Institution For Savings The	300	73
Hippo Holdings Inc *	3,484	82
Home Bancorp Inc	1,800	91
Home BancShares Inc/AR	30,932	875
HomeStreet Inc *	4,372	57
HomeTrust Bancshares Inc	2,902	105
Hope Bancorp Inc	19,295	194
Horace Mann Educators Corp	6,714	292
Horizon Bancorp Inc/IN	4,625	69
Houlihan Lokey Inc, Cl A	8,200	1,432
Independent Bank Corp	6,220	383
Independent Bank Corp/MI	3,300	104
Interactive Brokers Group Inc, Cl A	17,127	3,591
International Bancshares Corp	8,650	542
International Money Express Inc *	5,400	60
Invesco Mortgage Capital Inc ‡	8,009	59
Investors Title Co	100	23
Jackson Financial Inc, Cl A	12,000	983
James River Group Holdings Ltd	8,200	48
Janus Henderson Group PLC	19,700	716
Jefferies Financial Group Inc	27,000	1,312
John Marshall Bancorp Inc	2,700	47
Kearny Financial Corp/MD	10,929	66
Kemper Corp	9,773	623
Kinsale Capital Group Inc	3,600	1,699
KKR Real Estate Finance Trust Inc ‡	12,500	112
Ladder Capital Corp, Cl A ‡	15,962	168
Lakeland Financial Corp	4,157	249
Lazard Inc, Cl A	17,431	757
Lemonade Inc *	8,700	291
LendingClub Corp *	21,300	214
LendingTree Inc *	2,200	77
Lincoln National Corp	28,500	944
Lionsgate Studios Corp *	23,833	172
Live Oak Bancshares Inc	4,800	132
LPL Financial Holdings Inc	12,823	4,965
Markel Group Inc *	2,063	4,006

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Marqeta Inc, Cl A *	76,800	$413
MBIA Inc *	10,982	48
Mercantile Bank Corp	1,657	73
Merchants Bancorp/IN	3,300	106
Mercury General Corp	3,878	250
Metrocity Bankshares Inc	3,800	106
Metropolitan Bank Holding Corp *	2,100	136
MFA Financial Inc ‡	16,624	155
MGIC Investment Corp	40,918	1,082
Mid Penn Bancorp Inc	3,200	85
Midland States Bancorp Inc	2,600	44
MidWestOne Financial Group Inc	3,169	91
Moelis & Co, Cl A	11,900	680
Morningstar Inc	4,220	1,302
Mr Cooper Group Inc *	10,171	1,317
MVB Financial Corp	2,400	47
National Bank Holdings Corp, Cl A	6,400	231
Navient Corp	13,300	179
NB Bancorp Inc *	6,400	108
NBT Bancorp Inc	8,208	344
NCR Atleos Corp *	12,841	340
Nelnet Inc, Cl A	1,931	224
NerdWallet Inc, Cl A *	5,800	61
New York Community Bancorp Inc	38,105	439
New York Mortgage Trust Inc ‡	17,159	112
NewtekOne Inc	4,600	50
Nexpoint Real Estate Finance Inc ‡	1,600	24
NI Holdings Inc *	2,300	31
Nicolet Bankshares Inc	2,200	270
NMI Holdings Inc, Cl A *	12,700	504
Northeast Bank	1,300	109
Northeast Community Bancorp Inc	300	7
Northfield Bancorp Inc	2,905	34
Northrim BanCorp Inc	900	82
Northwest Bancshares Inc	18,579	228
NU Holdings Ltd/Cayman Islands, Cl A *	524,700	6,302
OceanFirst Financial Corp	9,468	159
OFG Bancorp	7,625	314
Old National Bancorp/IN	50,633	1,056
Old Republic International Corp	37,144	1,404
Old Second Bancorp Inc	9,400	155
OmniAB Inc. *	2,598	—
OneMain Holdings Inc, Cl A	18,000	933
Open Lending Corp, Cl A *	9,900	18
Orange County Bancorp Inc	2,000	51
Orchid Island Capital Inc, Cl A ‡	17,620	120
Origin Bancorp Inc	5,000	170
Orrstown Financial Services Inc	3,000	90
Oscar Health Inc, Cl A *	35,400	489
P10 Inc, Cl A	8,600	93
Pacific Premier Bancorp Inc	14,636	310
Pagseguro Digital Ltd, Cl A *	31,200	278
Palomar Holdings Inc, Cl A *	4,000	686

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Park National Corp	2,405	$391
Parke Bancorp Inc	2,200	43
Pathward Financial Inc	4,200	328
Patria Investments Ltd, Cl A	10,800	138
Payoneer Global Inc *	44,700	304
Paysafe Ltd *	3,467	43
PCB Bancorp	2,600	50
Peapack-Gladstone Financial Corp	3,154	86
PennyMac Financial Services Inc	4,700	451
PennyMac Mortgage Investment Trust ‡	14,463	178
Peoples Bancorp Inc/OH	5,572	163
Peoples Financial Services Corp	1,600	77
Perella Weinberg Partners, Cl A	8,600	149
Pinnacle Financial Partners Inc	12,227	1,299
Pioneer Bancorp Inc/NY *	2,700	31
Piper Sandler Cos	2,877	723
PJT Partners Inc, Cl A	3,700	557
Ponce Financial Group Inc *	5,600	75
Popular Inc	10,656	1,103
PRA Group Inc *	7,658	109
Preferred Bank/Los Angeles CA	1,537	129
Primerica Inc	5,429	1,469
Primis Financial Corp	6,000	57
Priority Technology Holdings Inc *	1,600	14
ProAssurance Corp *	9,325	216
PROG Holdings Inc	6,978	201
Prosperity Bancshares Inc	14,235	991
Provident Financial Services Inc	18,119	303
QCR Holdings Inc	2,600	175
Radian Group Inc	23,248	794
RBB Bancorp	2,600	44
Ready Capital Corp ‡	29,838	133
Red River Bancshares Inc	1,200	67
Redwood Trust Inc ‡	15,505	85
Regional Management Corp	1,700	45
Reinsurance Group of America Inc, Cl A	10,816	2,199
Remitly Global Inc *	24,000	513
RenaissanceRe Holdings Ltd	8,006	1,997
Renasant Corp	13,460	472
Repay Holdings Corp, Cl A *	14,200	68
Republic Bancorp Inc/KY, Cl A	798	55
Rithm Capital Corp ‡	82,488	920
RLI Corp	13,464	1,035
Robinhood Markets Inc, Cl A *	108,700	7,191
Rocket Cos Inc, Cl A *	21,000	268
Root Inc/OH, Cl A *	1,400	183
Ryan Specialty Holdings Inc, Cl A	16,200	1,159
S&T Bancorp Inc	6,232	228
Safety Insurance Group Inc	2,431	200
Seacoast Banking Corp of Florida	14,881	384
SEI Investments Co †	16,219	1,383
Selective Insurance Group Inc	9,684	852
Selectquote Inc *	28,700	62

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ServisFirst Bancshares Inc	8,000	$595
Sezzle Inc *	2,400	256
Shift4 Payments Inc, Cl A *	9,800	929
Shore Bancshares Inc	6,200	90
Sierra Bancorp	2,978	82
Simmons First National Corp, Cl A	19,253	361
SiriusPoint Ltd *	16,300	319
Skyward Specialty Insurance Group Inc *	6,100	386
SLM Corp	32,320	1,046
SmartFinancial Inc	3,100	99
SoFi Technologies Inc *	172,400	2,293
South Plains Financial Inc	2,400	86
Southern First Bancshares Inc *	1,491	54
Southern Missouri Bancorp Inc	1,900	100
Southern States Bancshares Inc	1,306	45
Southside Bancshares Inc	4,762	134
SouthState Corp	14,985	1,316
Starwood Property Trust Inc ‡	48,580	959
Stellar Bancorp Inc	9,040	243
StepStone Group Inc, Cl A	10,100	584
Stewart Information Services Corp	4,541	274
Stifel Financial Corp	15,373	1,448
Stock Yards Bancorp Inc	4,502	331
StoneCo Ltd, Cl A *	47,400	647
StoneX Group Inc *	6,428	544
Sunrise Realty Trust Inc ‡	933	10
Synovus Financial Corp	21,492	1,028
Texas Capital Bancshares Inc *	7,623	546
TFS Financial Corp	10,643	141
Third Coast Bancshares Inc *	800	25
Tiptree Inc	5,100	113
Toast Inc, Cl A *	75,300	3,176
Tompkins Financial Corp	2,305	142
Towne Bank/Portsmouth VA	11,567	400
TPG Inc, Cl A	14,672	706
TPG RE Finance Trust Inc ‡	14,500	111
Tradeweb Markets Inc, Cl A	19,000	2,745
TriCo Bancshares	5,809	232
Triumph Financial Inc *	3,600	208
Trupanion Inc *	5,400	255
TrustCo Bank Corp NY	1,825	57
Trustmark Corp	9,039	311
Two Harbors Investment Corp ‡	14,210	150
UMB Financial Corp	11,086	1,143
United Bankshares Inc/WV	21,656	783
United Community Banks Inc/GA	18,118	521
United Fire Group Inc	4,171	119
Unity Bancorp Inc	1,600	71
Universal Insurance Holdings Inc	5,100	138
Univest Financial Corp	4,715	139
Unum Group	28,400	2,321
Upstart Holdings Inc *	13,600	642
USCB Financial Holdings Inc	2,200	36

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
UWM Holdings Corp	14,600	$63
Valley National Bancorp	77,168	678
Value Line Inc	300	12
Velocity Financial Inc *	1,800	30
Veritex Holdings Inc	9,739	236
Victory Capital Holdings Inc, Cl A	6,700	415
Virtu Financial Inc, Cl A	13,400	539
Virtus Investment Partners Inc	1,158	198
Voya Financial Inc	15,100	1,004
WaFd Inc	13,518	384
Walker & Dunlop Inc	5,023	344
Washington Trust Bancorp Inc	4,070	113
Waterstone Financial Inc	4,000	52
Webster Financial Corp	26,429	1,361
WesBanco Inc	13,310	410
West BanCorp Inc	3,785	73
Westamerica BanCorp	4,855	233
Western Alliance Bancorp	16,961	1,228
Western Union Co/The	52,200	484
WEX Inc *	6,176	821
White Mountains Insurance Group Ltd *	362	646
Wintrust Financial Corp	10,261	1,225
WisdomTree Inc	21,375	202
World Acceptance Corp *	476	74
WSFS Financial Corp	9,512	503
XP Inc, Cl A *	62,700	1,214
Zions Bancorp NA	23,600	1,118

		206,005
Health Care — 10.7%
10X Genomics Inc, Cl A *	15,000	143
4D Molecular Therapeutics Inc *	7,700	28
89bio Inc *	21,300	210
Absci Corp *	13,100	35
Acadia Healthcare Co Inc *	13,887	314
ACADIA Pharmaceuticals Inc *	19,100	412
Accuray Inc *	18,400	28
AdaptHealth Corp, Cl A *	15,400	138
Adaptive Biotechnologies Corp *	23,700	226
Addus HomeCare Corp *	2,900	322
ADMA Biologics Inc *	37,300	740
Aerovate Therapeutics Inc *	63	—
Agenus Inc *	2,865	10
agilon health Inc *	42,900	95
Agios Pharmaceuticals Inc *	7,900	254
AirSculpt Technologies Inc *	1,400	6
Akebia Therapeutics Inc *	45,600	138
Akero Therapeutics Inc *	12,200	606
Akoya Biosciences Inc *	1,600	2
Aldeyra Therapeutics Inc *	9,200	20
Alector Inc *	13,000	17
Alignment Healthcare Inc *	17,000	261
Alkermes PLC *	25,553	782
Allogene Therapeutics Inc *	20,200	24

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Alnylam Pharmaceuticals Inc *	20,889	$6,362
Alphatec Holdings Inc *	17,300	215
Altimmune Inc *	11,800	64
Alumis Inc *	4,188	15
ALX Oncology Holdings Inc *	4,300	2
Amedisys Inc *	4,671	439
Amicus Therapeutics Inc *	52,400	318
AMN Healthcare Services Inc *	5,809	123
Amneal Pharmaceuticals Inc *	23,588	173
Amphastar Pharmaceuticals Inc *	5,300	136
AnaptysBio Inc *	1,900	42
Anavex Life Sciences Corp *	15,300	115
AngioDynamics Inc *	8,570	87
ANI Pharmaceuticals Inc *	2,500	147
Anika Therapeutics Inc *	3,070	34
Annexon Inc *	17,700	36
Apellis Pharmaceuticals Inc *	17,900	303
Apogee Therapeutics Inc *	7,000	256
Applied Therapeutics Inc *	15,800	6
Aquestive Therapeutics Inc *	18,500	50
Arbutus Biopharma Corp *	16,700	56
Arcellx Inc *	6,800	422
Arcturus Therapeutics Holdings Inc *	3,100	39
Arcus Biosciences Inc *	10,600	95
Arcutis Biotherapeutics Inc *	17,500	228
Ardelyx Inc *	42,200	155
Ardent Health Partners Inc *	6,000	87
ArriVent Biopharma Inc *	2,900	62
Arrowhead Pharmaceuticals Inc *	17,100	275
ARS Pharmaceuticals Inc *	8,100	117
Artivion Inc *	4,845	143
Arvinas Inc *	8,600	62
Astrana Health Inc *	7,100	176
Astria Therapeutics Inc *	3,100	15
Atea Pharmaceuticals Inc *	15,000	45
AtriCure Inc *	7,920	274
Aura Biosciences Inc *	2,200	13
Aurinia Pharmaceuticals Inc *	25,100	197
Avadel Pharmaceuticals PLC *	15,200	138
Avanos Medical Inc *	7,800	98
Avantor Inc *	104,751	1,352
Aveanna Healthcare Holdings Inc *	10,800	58
Avidity Biosciences Inc *	19,300	598
Avita Medical Inc *	5,000	28
Axogen Inc *	9,085	99
Axsome Therapeutics Inc *	5,900	620
Azenta Inc *	7,803	209
Beam Therapeutics Inc *	15,800	250
Bicara Therapeutics Inc *	4,100	38
BioCryst Pharmaceuticals Inc *	28,200	303
Biohaven Ltd *	13,350	198
BioLife Solutions Inc *	6,800	149
BioMarin Pharmaceutical Inc *	29,346	1,704

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Biomea Fusion Inc *	3,900	$6
Bio-Rad Laboratories Inc, Cl A *	3,200	726
Bioventus Inc, Cl A *	8,800	57
Blueprint Medicines Corp *	10,300	1,044
Bridgebio Pharma Inc *	21,935	751
BrightSpring Health Services Inc *	9,600	229
Brookdale Senior Living Inc, Cl A *	35,909	234
Bruker Corp	17,432	640
C4 Therapeutics Inc *	9,600	12
Cabaletta Bio Inc *	7,500	14
Capricor Therapeutics Inc *	7,200	71
CareDx Inc *	9,000	153
Cargo Therapeutics Inc *	6,800	29
Caribou Biosciences Inc *	15,100	16
Cassava Sciences Inc *	4,700	9
Castle Biosciences Inc *	4,600	73
Catalyst Pharmaceuticals Inc *	18,200	454
Celcuity Inc *	7,600	81
Celldex Therapeutics Inc *	9,300	184
Century Therapeutics Inc *	2,500	1
Ceribell Inc *	2,900	49
Certara Inc *	17,764	202
Cerus Corp *	38,497	49
CG oncology Inc *	8,300	213
Chemed Corp	2,345	1,348
ChromaDex Corp *	11,500	124
Codexis Inc *	13,961	32
Cogent Biosciences Inc *	14,000	76
Coherus Biosciences Inc *	14,800	12
Collegium Pharmaceutical Inc *	4,900	143
Community Health Systems Inc *	12,629	49
Compass Therapeutics Inc *	23,500	49
Concentra Group Holdings Parent Inc *	16,521	357
CONMED Corp	5,508	313
Corbus Pharmaceuticals Holdings Inc *	1,700	13
Corcept Therapeutics Inc *	13,300	1,032
CorMedix Inc *	9,000	109
CorVel Corp *	4,302	479
Crinetics Pharmaceuticals Inc *	15,100	461
Cross Country Healthcare Inc *	7,179	95
CryoPort Inc *	9,400	57
Cullinan Therapeutics Inc *	6,400	55
CVRx Inc *	2,900	19
Cytek Biosciences Inc *	23,200	64
Cytokinetics Inc *	19,300	599
Day One Biopharmaceuticals Inc *	8,500	54
Definitive Healthcare Corp, Cl A *	7,300	24
Denali Therapeutics Inc *	18,100	240
Dentsply Sirona Inc	31,000	495
Design Therapeutics Inc *	7,800	29
Dianthus Therapeutics Inc *	3,900	68
Disc Medicine Inc, Cl A *	4,200	196
DocGo Inc *	13,700	19

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Doximity Inc, Cl A *	20,300	$1,057
Dynavax Technologies Corp, Cl A *	23,389	229
Dyne Therapeutics Inc *	13,000	156
Edgewise Therapeutics Inc *	11,900	170
Editas Medicine Inc, Cl A *	15,400	27
Elanco Animal Health Inc *	75,000	1,008
Embecta Corp	6,500	68
Enanta Pharmaceuticals Inc *	4,700	28
Encompass Health Corp	15,441	1,867
Enhabit Inc *	10,870	114
Enliven Therapeutics Inc *	4,600	82
Enovis Corp *	8,363	262
Ensign Group Inc/The	8,436	1,242
Entrada Therapeutics Inc *	4,200	32
Envista Holdings Corp *	26,400	482
Erasca Inc *	14,600	20
Esperion Therapeutics Inc *	31,100	26
Evolent Health Inc, Cl A *	17,700	132
Evolus Inc *	11,000	101
Exact Sciences Corp *	29,526	1,662
Exelixis Inc *	43,800	1,885
EyePoint Pharmaceuticals Inc *	15,200	110
Fate Therapeutics Inc *	18,600	23
Foghorn Therapeutics Inc *	4,200	17
Fortrea Holdings Inc *	14,200	61
Fulcrum Therapeutics Inc *	10,200	70
Fulgent Genetics Inc *	4,700	97
GeneDx Holdings Corp, Cl A *	2,000	142
Generation Bio Co *	9,900	4
Geron Corp *	76,670	117
Glaukos Corp *	8,249	778
Globus Medical Inc, Cl A *	18,058	1,069
GRAIL Inc *	4,633	178
Guardant Health Inc *	17,800	723
Haemonetics Corp *	8,047	545
Halozyme Therapeutics Inc *	20,658	1,158
Harmony Biosciences Holdings Inc *	5,300	183
Harrow Inc *	5,200	146
Health Catalyst Inc *	12,300	47
HealthEquity Inc *	13,100	1,318
HealthStream Inc	3,964	111
Heron Therapeutics Inc *	20,900	39
HilleVax Inc *	2,600	5
Hims & Hers Health Inc *	31,100	1,759
Humacyte Inc *	14,991	40
ICU Medical Inc *	3,727	503
Ideaya Biosciences Inc *	12,300	245
IGM Biosciences Inc *	1,200	2
Illumina Inc *	26,100	2,146
ImmunityBio Inc *	20,800	55
Immunome Inc *	8,500	74
Immunovant Inc *	10,200	151
Inmode Ltd *	12,000	176

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Innovage Holding Corp *	3,900	$16
Innoviva Inc *	9,309	182
Inogen Inc *	4,100	26
Inozyme Pharma Inc *	8,500	34
Insmed Inc *	26,600	1,855
Inspire Medical Systems Inc *	4,700	650
Integer Holdings Corp *	5,630	669
Integra LifeSciences Holdings Corp *	11,304	143
Intellia Therapeutics Inc *	16,400	113
Ionis Pharmaceuticals Inc *	25,894	868
Iovance Biotherapeutics Inc *	38,300	67
iRadimed Corp	1,100	64
iRhythm Technologies Inc *	5,000	703
Ironwood Pharmaceuticals Inc, Cl A *	27,354	16
iTeos Therapeutics Inc *	4,600	46
Janux Therapeutics Inc *	4,600	110
Jasper Therapeutics Inc *	1,900	10
Jazz Pharmaceuticals PLC *	9,500	1,027
Joint Corp/The *	3,000	32
KalVista Pharmaceuticals Inc *	4,700	55
Keros Therapeutics Inc *	4,800	68
Kiniksa Pharmaceuticals International Plc, Cl A *	6,700	183
Kodiak Sciences Inc *	7,600	26
Krystal Biotech Inc *	4,200	529
Kura Oncology Inc *	9,400	54
Kymera Therapeutics Inc *	7,600	225
Lantheus Holdings Inc *	11,400	861
Larimar Therapeutics Inc *	6,900	16
LeMaitre Vascular Inc	3,600	296
LENZ Therapeutics Inc *	3,200	93
Lexicon Pharmaceuticals Inc *	17,105	11
LifeMD Inc *	5,700	70
LifeStance Health Group Inc *	20,600	122
Ligand Pharmaceuticals Inc *	3,028	309
Liquidia Corp *	10,700	160
LivaNova PLC *	8,600	372
Lyell Immunopharma Inc *	33,800	15
MacroGenics Inc *	12,600	17
Madrigal Pharmaceuticals Inc *	2,800	771
MannKind Corp *	43,600	181
Maravai LifeSciences Holdings Inc, Cl A *	13,018	29
Masimo Corp *	6,893	1,120
MaxCyte Inc *	20,500	49
Medpace Holdings Inc *	3,900	1,150
MeiraGTx Holdings PLC *	6,700	34
Merit Medical Systems Inc *	9,075	862
Mersana Therapeutics Inc *	15,600	5
Mesa Laboratories Inc	1,100	111
Metsera Inc *	3,500	94
MiMedx Group Inc *	22,700	146
Mind Medicine MindMed Inc *	11,800	86
Mineralys Therapeutics Inc *	4,700	73

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mirum Pharmaceuticals Inc *	6,400	$285
ModivCare Inc *	2,458	3
Monte Rosa Therapeutics Inc *	8,900	37
Myriad Genetics Inc *	14,226	60
Nano-X Imaging Ltd, Cl X *	11,200	57
Natera Inc *	18,000	2,839
National HealthCare Corp	1,994	208
National Research Corp, Cl A	3,212	43
Nautilus Biotechnology Inc, Cl A *	6,155	5
Neogen Corp *	35,012	205
NeoGenomics Inc *	18,300	133
Neumora Therapeutics Inc *	13,800	10
Neurocrine Biosciences Inc *	16,400	2,018
Neurogene Inc *	1,700	29
Nkarta Inc *	7,474	13
Novavax Inc *	23,268	171
Novocure Ltd *	15,700	300
Nurix Therapeutics Inc *	10,000	106
Nuvalent Inc, Cl A *	5,500	410
Nuvation Bio Inc *	34,000	72
Ocugen Inc *	42,100	35
Ocular Therapeutix Inc *	29,500	236
Olema Pharmaceuticals Inc *	7,200	38
Omeros Corp *	4,300	13
OmniAb Inc, Cl W *	16,797	21
Omnicell Inc *	7,612	231
OPKO Health Inc *	53,584	73
OptimizeRx Corp *	4,000	49
Option Care Health Inc *	26,727	873
OraSure Technologies Inc *	16,939	49
Organogenesis Holdings Inc, Cl A *	12,321	34
Organon & Co	40,800	376
ORIC Pharmaceuticals Inc *	6,200	51
Orthofix Medical Inc *	6,953	78
OrthoPediatrics Corp *	2,800	56
Outlook Therapeutics Inc *	935	2
Owens & Minor Inc *	11,239	74
Pacific Biosciences of California Inc *	46,800	45
Pacira BioSciences Inc *	6,545	169
PACS Group Inc *	7,000	69
Pediatrix Medical Group Inc *	14,856	210
Pennant Group Inc/The *	6,768	194
Penumbra Inc *	5,900	1,575
PepGen Inc *	2,600	4
Perrigo Co PLC	21,400	573
Perspective Therapeutics Inc *	7,700	20
Phathom Pharmaceuticals Inc *	5,900	25
Phibro Animal Health Corp, Cl A	4,800	117
Phreesia Inc *	8,400	206
Pliant Therapeutics Inc *	11,200	15
Praxis Precision Medicines Inc *	2,800	108
Precigen Inc *	21,300	28
Premier Inc, Cl A	13,900	319

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Prestige Consumer Healthcare Inc *	7,779	$666
Prime Medicine Inc *	7,800	9
Privia Health Group Inc *	16,800	382
PROCEPT BioRobotics Corp *	7,200	418
Progyny Inc *	11,700	252
ProKidney Corp, Cl A *	12,200	9
Protagonist Therapeutics Inc *	9,800	465
Prothena Corp PLC *	7,900	36
PTC Therapeutics Inc *	12,200	592
Pulmonx Corp *	6,600	22
Pulse Biosciences Inc *	4,500	78
QIAGEN NV *	33,592	1,516
Quanterix Corp *	7,000	36
Quantum-Si Inc *	21,500	36
QuidelOrtho Corp *	10,271	315
RadNet Inc *	11,300	650
RAPT Therapeutics Inc *	5,700	5
Recursion Pharmaceuticals Inc, Cl A *	34,000	142
REGENXBIO Inc *	9,300	82
Regulus Therapeutics Inc *	15,800	125
Relay Therapeutics Inc *	15,500	47
Repligen Corp *	8,822	1,042
Replimune Group Inc, Cl Rights *	7,600	68
REVOLUTION Medicines Inc *	27,403	1,080
Rhythm Pharmaceuticals Inc *	8,800	540
Rigel Pharmaceuticals Inc *	3,705	71
Rocket Pharmaceuticals Inc *	11,300	28
Roivant Sciences Ltd *	68,200	750
Royalty Pharma PLC, Cl A	61,900	2,035
RxSight Inc *	5,600	86
Sage Therapeutics Inc *	10,700	69
Sana Biotechnology Inc *	18,300	40
Sarepta Therapeutics Inc *	14,400	541
Savara Inc *	24,200	55
Scholar Rock Holding Corp *	12,100	351
Schrodinger Inc/United States *	9,700	210
Scilex Holding Co *	349	2
Select Medical Holdings Corp	15,765	241
Semler Scientific Inc *	1,000	40
SEPTERNA INC *	3,800	35
SI-BONE Inc *	7,300	138
SIGA Technologies Inc *	10,000	60
Sight Sciences Inc *	2,400	9
Simulations Plus Inc	1,700	54
Soleno Therapeutics Inc *	3,600	264
Sotera Health Co *	25,624	314
SpringWorks Therapeutics Inc *	11,000	514
Spyre Therapeutics Inc *	5,700	87
STAAR Surgical Co *	7,378	131
Standard BioTools Inc *	49,600	50
Stoke Therapeutics Inc *	4,300	41
Summit Therapeutics Inc *	14,200	259
Supernus Pharmaceuticals Inc *	9,100	288

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Surgery Partners Inc *	12,000	$283
Surmodics Inc *	3,044	88
Sutro Biopharma Inc *	9,400	8
Syndax Pharmaceuticals Inc *	11,200	118
Tactile Systems Technology Inc *	4,900	48
Talkspace Inc *	20,200	64
Tandem Diabetes Care Inc *	9,200	182
Tango Therapeutics Inc *	5,100	11
Tarsus Pharmaceuticals Inc *	6,000	258
Taysha Gene Therapies Inc *	26,300	71
Teladoc Health Inc *	28,340	196
Teleflex Inc	7,600	929
Tenaya Therapeutics Inc *	3,000	1
Tenet Healthcare Corp *	14,900	2,515
Terns Pharmaceuticals Inc *	5,200	16
TG Therapeutics Inc *	22,700	797
Theravance Biopharma Inc *	6,045	55
Third Harmonic Bio Inc *	3,300	17
Tourmaline Bio Inc *	3,800	63
TransMedics Group Inc *	4,800	610
Travere Therapeutics Inc *	12,700	191
Treace Medical Concepts Inc *	6,200	36
Trevi Therapeutics Inc *	15,800	103
TScan Therapeutics Inc *	6,300	9
Twist Bioscience Corp *	10,100	296
Tyra Biosciences Inc *	2,600	24
UFP Technologies Inc *	1,200	281
Ultragenyx Pharmaceutical Inc *	15,300	521
United Therapeutics Corp *	6,864	2,189
UroGen Pharma Ltd *	5,900	25
US Physical Therapy Inc	1,926	144
Utah Medical Products Inc	1,000	55
Vanda Pharmaceuticals Inc *	11,800	51
Varex Imaging Corp *	8,600	66
Vaxcyte Inc *	19,900	647
Veeva Systems Inc, Cl A *	23,893	6,683
Ventyx Biosciences Inc *	9,300	16
Vera Therapeutics Inc, Cl A *	6,700	127
Veracyte Inc *	12,300	327
Verastem Inc *	11,700	88
Vericel Corp *	8,000	330
Verve Therapeutics Inc *	10,000	45
Viemed Healthcare Inc *	1,000	7
Viking Therapeutics Inc *	15,900	426
Vir Biotechnology Inc *	13,100	65
Viridian Therapeutics Inc *	10,300	143
Voyager Therapeutics Inc *	10,800	30
WaVe Life Sciences Ltd *	15,300	92
Waystar Holding Corp *	13,000	520
Xencor Inc *	10,000	80
Xeris Biopharma Holdings Inc *	29,100	144
Y-mAbs Therapeutics Inc *	2,600	12
Zentalis Pharmaceuticals Inc *	10,300	12

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zevra Therapeutics Inc *	11,000	$94
Zimvie Inc *	4,800	44
Zymeworks Inc *	10,600	121
Zynex Inc *	4,180	10

		120,241
Industrials — 17.7%
3D Systems Corp *	27,947	43
AAON Inc	11,075	1,066
AAR Corp *	6,029	370
ABM Industries Inc	10,155	535
ACCO Brands Corp	8,129	29
Acuity Brands Inc	4,725	1,228
ACV Auctions Inc, Cl A *	24,200	396
Advanced Drainage Systems Inc	11,100	1,221
AECOM	21,648	2,378
AeroVironment Inc *	4,325	770
AerSale Corp *	7,700	45
AGCO Corp	9,723	953
Air Lease Corp, Cl A	16,731	964
Alamo Group Inc	1,535	304
Alaska Air Group Inc *	19,800	1,008
Albany International Corp, Cl A	4,898	324
Alight Inc, Cl A *	73,200	400
Allegiant Travel Co, Cl A	2,050	114
Allient Inc	2,650	81
Allison Transmission Holdings Inc	13,976	1,447
Alta Equipment Group Inc	4,403	21
Amentum Holdings Inc *	25,400	525
Ameresco Inc, Cl A *	5,279	73
American Airlines Group Inc *	103,300	1,179
American Superconductor Corp *	5,600	158
American Woodmark Corp *	2,284	129
API Group Corp *	37,400	1,745
Apogee Enterprises Inc	2,911	113
Applied Industrial Technologies Inc	6,061	1,373
ArcBest Corp	3,790	238
Archer Aviation Inc, Cl A *	54,800	553
Arcosa Inc	7,713	665
Argan Inc	2,079	437
Armstrong World Industries Inc	6,977	1,086
Array Technologies Inc *	28,987	191
Astec Industries Inc	2,763	109
Astronics Corp *	3,874	121
Astronics Corp, Cl B *	2,395	71
ATI Inc *	20,200	1,609
Atkore Inc	5,700	371
Atmus Filtration Technologies Inc	14,100	508
Avis Budget Group Inc *	2,660	324
AZEK Co Inc/The, Cl A *	22,800	1,129
AZZ Inc	4,796	435
Barrett Business Services Inc	5,036	208
BlackSky Technology Inc, Cl A *	5,600	63
Blade Air Mobility Inc *	12,600	44

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Blink Charging Co *	8,500	$6
Bloom Energy Corp, Cl A *	32,800	606
Blue Bird Corp *	4,392	170
BlueLinx Holdings Inc *	1,000	67
Boise Cascade Co	5,970	519
Booz Allen Hamilton Holding Corp, Cl A	20,565	2,185
Bowman Consulting Group Ltd, Cl A *	3,000	75
BrightView Holdings Inc *	9,600	150
Brink's Co/The	6,906	567
Brookfield Business Corp, Cl A	4,800	137
BROOKFIELD INFRASTRUCTURE-A, Cl A *	19,050	754
BWX Technologies Inc	14,724	1,849
Byrna Technologies Inc *	3,400	91
CACI International Inc, Cl A *	3,532	1,512
Cadre Holdings Inc	3,700	121
Carlisle Cos Inc	7,377	2,805
Casella Waste Systems Inc, Cl A *	9,791	1,148
CBIZ Inc *	7,645	552
CECO Environmental Corp *	3,300	89
Centuri Holdings Inc *	2,200	46
ChargePoint Holdings Inc *	55,200	38
Chart Industries Inc *	6,572	1,031
Cimpress PLC *	2,299	102
Clarivate PLC *	60,600	256
Clean Harbors Inc *	8,176	1,854
CNH Industrial NV *	135,900	1,700
Columbus McKinnon Corp/NY	3,665	53
Comfort Systems USA Inc	5,791	2,769
CompX International Inc	400	10
Concentrix Corp	7,081	396
Concrete Pumping Holdings Inc *	3,900	27
Conduent Inc *	15,000	34
Construction Partners Inc, Cl A *	7,600	796
Core & Main Inc, Cl A *	30,300	1,661
CoreCivic Inc *‡	18,802	413
COSTAMARE BULKERS HOLDING *	1,420	13
Costamare Inc	7,100	61
Covenant Logistics Group Inc, Cl A	2,800	64
CRA International Inc	905	172
Crane Co	7,929	1,359
CSG Systems International Inc	4,817	318
CSW Industrials Inc	2,800	856
Curtiss-Wright Corp	5,978	2,631
Custom Truck One Source Inc *	14,400	62
Deluxe Corp	5,254	75
Distribution Solutions Group Inc *	400	11
DNOW Inc *	17,300	249
Donaldson Co Inc	18,546	1,290
Douglas Dynamics Inc	2,122	58
Driven Brands Holdings Inc *	10,500	187
Ducommun Inc *	2,400	169
Dun & Bradstreet Holdings Inc	52,700	475
DXP Enterprises Inc/TX *	2,262	187

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dycom Industries Inc *	4,707	$1,082
EMCOR Group Inc	7,187	3,391
Energy Recovery Inc *	10,300	130
Energy Vault Holdings Inc *	13,900	11
Enerpac Tool Group Corp, Cl A	9,442	405
EnerSys	6,383	534
Ennis Inc	5,288	99
Enovix Corp *	27,300	208
Enpro Inc	3,268	605
Enviri Corp *	8,128	66
Esab Corp	9,162	1,127
ESCO Technologies Inc	3,977	721
EVERUS CONSTRUCTION GROUP *	7,458	432
ExlService Holdings Inc *	25,215	1,160
Exponent Inc	8,272	631
Federal Signal Corp	9,747	917
Ferguson Enterprises Inc	32,400	5,908
First Advantage Corp *	7,916	136
Flowserve Corp	21,300	1,063
Fluence Energy Inc, Cl A *	9,400	44
Fluor Corp *	27,500	1,143
Forrester Research Inc *	2,464	26
Fortune Brands Innovations Inc	19,700	993
Forward Air Corp *	2,918	49
Franklin Covey Co *	1,404	33
Franklin Electric Co Inc	7,481	646
Frontier Group Holdings Inc *	9,200	37
FTAI Aviation Ltd	15,700	1,839
FTAI Infrastructure Inc	19,500	119
FTI Consulting Inc *	5,868	963
FuelCell Energy Inc *	2,856	15
Gates Industrial Corp PLC *	36,500	772
GATX Corp	5,652	900
Genco Shipping & Trading Ltd	7,300	97
Genpact Ltd	27,450	1,182
GEO Group Inc/The *	20,485	556
Gibraltar Industries Inc *	4,260	250
Global Industrial Co	2,900	76
GMS Inc *	6,700	507
Golden Ocean Group Ltd	20,100	155
Gorman-Rupp Co/The	3,377	123
Graco Inc	27,405	2,320
GrafTech International Ltd *	46,100	46
Graham Corp *	1,700	67
Granite Construction Inc	7,334	656
Great Lakes Dredge & Dock Corp *	6,880	77
Greenbrier Cos Inc/The	5,023	226
Griffon Corp	6,537	449
GXO Logistics Inc *	18,090	744
H&E Equipment Services Inc	5,525	523
Hayward Holdings Inc *	25,600	357
Healthcare Services Group Inc *	12,139	171
Heartland Express Inc	9,772	87

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HEICO Corp	7,218	$2,163
HEICO Corp, Cl A	12,782	3,015
Heidrick & Struggles International Inc	3,652	159
Helios Technologies Inc	6,477	196
Herc Holdings Inc	4,567	566
Hertz Global Holdings Inc *	26,900	176
Hexcel Corp	12,998	687
Hillenbrand Inc	11,580	226
Hillman Solutions Corp *	33,100	240
Himalaya Shipping Ltd	4,900	29
HNI Corp	7,762	361
Hub Group Inc, Cl A	9,924	335
Hudson Technologies Inc *	5,300	38
Huron Consulting Group Inc *	2,911	416
Hyliion Holdings Corp *	27,400	42
Hyster-Yale Inc	2,002	80
IBEX Holdings Ltd *	1,200	35
ICF International Inc	2,668	229
IES Holdings Inc *	1,100	286
Innodata Inc *	3,700	146
Insperity Inc	5,724	370
Insteel Industries Inc	4,141	145
Interface Inc, Cl A	7,545	152
Intuitive Machines Inc *	6,100	70
ITT Inc	12,863	1,936
Janus International Group Inc *	23,300	190
JELD-WEN Holding Inc *	14,300	52
JetBlue Airways Corp *	50,381	254
Joby Aviation Inc *	67,100	525
John Bean Technologies Corp	7,631	876
Kadant Inc	1,925	604
Karat Packaging Inc	1,000	31
KBR Inc	21,345	1,114
Kelly Services Inc, Cl A	3,895	46
Kennametal Inc	13,014	280
Kforce Inc	3,237	132
Kirby Corp *	9,226	1,021
Knight-Swift Transportation Holdings Inc, Cl A	25,627	1,136
Korn Ferry	8,558	582
Kratos Defense & Security Solutions Inc *	23,716	875
Landstar System Inc	5,944	816
Legalzoom.com Inc *	21,900	200
Leonardo DRS Inc *	11,400	482
Limbach Holdings Inc *	1,300	167
Lincoln Electric Holdings Inc	9,133	1,768
Lindsay Corp	1,927	269
Liquidity Services Inc *	3,922	92
Loar Holdings Inc *	5,900	514
LSI Industries Inc	5,700	93
Luxfer Holdings PLC	1,700	19
Lyft Inc, Cl A *	56,600	863
Manitowoc Co Inc/The *	7,787	82

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ManpowerGroup Inc	7,756	$325
Marten Transport Ltd	9,729	127
MasTec Inc *	9,682	1,510
Masterbrand Inc *	17,600	180
Matrix Service Co *	4,300	53
Matson Inc	4,952	559
Maximus Inc	9,316	675
McGrath RentCorp	3,948	444
Mercury Systems Inc *	8,023	395
Middleby Corp/The *	8,825	1,290
Miller Industries Inc/TN	1,011	46
MillerKnoll Inc	10,207	172
Montrose Environmental Group Inc *	5,900	115
Moog Inc, Cl A	4,224	783
MRC Global Inc *	13,812	171
MSA Safety Inc	5,644	920
MSC Industrial Direct Co Inc, Cl A	7,903	642
Mueller Industries Inc	17,916	1,395
Mueller Water Products Inc, Cl A	24,112	591
MYR Group Inc *	2,379	373
NANO Nuclear Energy Inc *	4,900	148
National Presto Industries Inc *	1,091	93
Newpark Resources Inc *	18,020	146
NEXTracker Inc, Cl A *	22,800	1,293
NL Industries Inc	2,000	15
Northwest Pipe Co *	700	27
NuScale Power Corp *	12,800	409
NV5 Global Inc *	8,000	177
nVent Electric PLC	26,600	1,750
Omega Flex Inc	600	20
OPENLANE Inc *	16,029	368
Orion Group Holdings Inc *	5,000	41
Oshkosh Corp	9,917	984
Owens Corning	14,060	1,883
Pangaea Logistics Solutions Ltd	2,100	9
Park Aerospace Corp	5,082	69
Parsons Corp *	7,900	512
Paylocity Holding Corp *	6,900	1,317
Pitney Bowes Inc	26,400	272
Planet Labs PBC *	38,700	149
Plug Power Inc *	157,700	139
Powell Industries Inc	1,364	231
Preformed Line Products Co	690	98
Primoris Services Corp	8,947	645
Proto Labs Inc *	4,199	155
Quad/Graphics Inc, Cl A	6,600	38
Quanex Building Products Corp	8,065	135
Radiant Logistics Inc *	500	3
RB Global Inc	29,833	3,141
RBC Bearings Inc *	4,395	1,608
Redwire Corp *	5,000	72
Regal Rexnord Corp	10,538	1,406
Resideo Technologies Inc *	23,700	491

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
RESOLUTE HOLDINGS MANAG *	116	$4
Resources Connection Inc	6,981	36
REV Group Inc	8,400	315
Robert Half Inc	16,100	737
Rocket Lab Corp *	56,900	1,524
Rush Enterprises Inc, Cl A	9,347	464
Rush Enterprises Inc, Cl B	1,050	55
RXO Inc *	24,590	382
Ryder System Inc	6,700	986
Safe Bulkers Inc	12,300	47
Saia Inc *	4,192	1,108
Schneider National Inc, Cl B	7,800	181
Science Applications International Corp	7,876	910
Sensata Technologies Holding PLC	23,400	610
SES AI Corp *	24,300	22
Shoals Technologies Group Inc, Cl A *	31,600	149
Shyft Group Inc/The	7,900	83
Simpson Manufacturing Co Inc	6,743	1,050
SiteOne Landscape Supply Inc *	7,400	864
SkyWest Inc *	6,222	631
Spire Global Inc *	5,000	52
Spirit AeroSystems Holdings Inc, Cl A *	18,675	698
SPX Technologies Inc *	7,294	1,109
SS&C Technologies Holdings Inc	35,118	2,838
Standardaero Inc *	18,300	537
Standex International Corp	1,629	246
Steelcase Inc, Cl A	15,257	157
Stem Inc *	32,700	16
Sterling Infrastructure Inc *	4,500	846
Sun Country Airlines Holdings Inc *	4,900	57
Sunrun Inc *	33,210	249
Tecnoglass Inc	3,700	317
Tennant Co	3,238	241
Terex Corp	10,670	480
Tetra Tech Inc	43,110	1,506
Thermon Group Holdings Inc *	6,682	173
Timken Co/The	10,609	727
Titan International Inc *	10,800	78
Titan Machinery Inc *	4,312	81
Toro Co/The	15,500	1,175
TPI Composites Inc *	7,500	9
Transcat Inc *	1,600	140
TransUnion	30,494	2,611
Trex Co Inc *	16,960	948
TriNet Group Inc	5,151	429
Trinity Industries Inc	14,342	369
Triumph Group Inc *	10,596	273
TrueBlue Inc *	8,328	50
TTEC Holdings Inc *	4,227	21
Tutor Perini Corp *	8,051	297
UFP Industries Inc	9,565	933
U-Haul Holding Co *	1,500	96
U-Haul Holding Co, Cl B	16,800	958

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
UniFirst Corp/MA	2,440	$460
Universal Logistics Holdings Inc	1,900	46
Upwork Inc *	18,600	288
V2X Inc *	2,479	112
Valmont Industries Inc	3,214	1,022
Verra Mobility Corp, Cl A *	28,000	662
Vertiv Holdings Co, Cl A	57,900	6,249
Vestis Corp	18,250	112
Vicor Corp *	3,800	166
Virgin Galactic Holdings Inc *	2,565	8
VSE Corp	2,500	325
Wabash National Corp	8,041	70
Watsco Inc	5,459	2,421
Watts Water Technologies Inc, Cl A	4,156	1,006
Werner Enterprises Inc	10,190	264
WESCO International Inc	6,665	1,119
Willdan Group Inc *	2,400	130
Willis Lease Finance Corp	600	81
WillScot Holdings Corp, Cl A *	29,511	795
WNS Holdings Ltd *	7,600	441
Woodward Inc	9,642	2,086
Worthington Enterprises Inc	5,702	336
Xometry Inc, Cl A *	7,000	232
XPO Inc *	17,890	2,036
Zurn Elkay Water Solutions Corp	24,026	869

		198,856
Information Technology — 17.6%
8x8 Inc *	25,314	42
908 Devices Inc *	5,300	30
A10 Networks Inc	12,200	211
ACI Worldwide Inc *	17,012	787
ACM Research Inc, Cl A *	7,200	162
Adeia Inc	18,250	234
ADTRAN Holdings Inc *	15,797	127
Advanced Energy Industries Inc	5,719	656
Aehr Test Systems *	5,100	49
Aeva Technologies Inc *	4,560	83
Agilysys Inc *	4,100	434
Alarm.com Holdings Inc *	7,700	442
Alkami Technology Inc *	8,900	255
Allegro MicroSystems Inc *	19,900	504
Alpha & Omega Semiconductor Ltd *	3,400	72
Ambarella Inc *	5,745	302
Amdocs Ltd	17,668	1,621
Amkor Technology Inc	17,938	323
Amplitude Inc, Cl A *	13,700	170
Appfolio Inc, Cl A *	3,400	718
Appian Corp, Cl A *	6,000	189
Applied Digital Corp *	30,900	211
Applied Optoelectronics Inc *	6,100	94
AppLovin Corp, Cl A *	42,300	16,624
Arlo Technologies Inc *	12,552	180
Arrow Electronics Inc *	8,325	986

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Asana Inc, Cl A *	12,000	$215
ASGN Inc *	7,069	373
Astera Labs Inc *	17,900	1,624
Atlassian Corp, Cl A *	26,141	5,428
Aurora Innovation Inc, Cl A *	145,500	882
AvePoint Inc *	20,900	390
Aviat Networks Inc *	2,100	45
Avnet Inc	13,499	675
Axcelis Technologies Inc *	5,250	296
Badger Meter Inc	4,824	1,197
Bel Fuse Inc, Cl B	2,200	162
Belden Inc	6,423	682
Benchmark Electronics Inc	4,730	173
Bentley Systems Inc, Cl B	22,300	1,064
BigBear.ai Holdings Inc *	22,100	92
BigCommerce Holdings Inc *	14,700	74
BILL Holdings Inc *	17,077	746
Bit Digital Inc *	20,100	47
Blackbaud Inc *	5,855	364
BlackLine Inc *	9,100	509
Blend Labs Inc, Cl A *	38,000	139
Box Inc, Cl A *	22,400	847
Braze Inc, Cl A *	11,100	409
C3.ai Inc, Cl A *	17,000	452
Calix Inc *	9,645	446
CCC Intelligent Solutions Holdings Inc *	81,800	718
Cerence Inc *	8,510	72
CEVA Inc *	4,538	85
Ciena Corp *	22,686	1,816
Cipher Mining Inc *	28,400	89
Cirrus Logic Inc *	8,595	845
Cleanspark Inc *	46,300	400
Clear Secure Inc, Cl A	14,000	347
Clearfield Inc *	2,600	97
Clearwater Analytics Holdings Inc, Cl A *	32,458	750
Climb Global Solutions Inc	700	77
Cloudflare Inc, Cl A *	49,200	8,162
Cognex Corp	27,416	822
Coherent Corp *	20,301	1,535
Cohu Inc *	8,336	142
CommScope Holding Co Inc *	31,200	188
CommVault Systems Inc *	6,884	1,261
CompoSecure Inc, Cl A *	1,400	19
Confluent Inc, Cl A *	39,200	903
Consensus Cloud Solutions Inc *	3,585	79
Core Scientific Inc *	32,700	348
Corsair Gaming Inc *	6,200	55
Couchbase Inc *	7,800	141
Crane NXT Co	7,629	409
Credo Technology Group Holding Ltd *	22,800	1,390
CS Disco Inc *	5,000	20
CTS Corp	4,045	165
Daily Journal Corp *	200	84

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Daktronics Inc *	4,000	$59
Datadog Inc, Cl A *	49,155	5,794
Diebold Nixdorf Inc *	4,200	202
Digi International Inc *	5,701	185
Digimarc Corp *	2,876	38
Digital Turbine Inc *	20,700	98
DigitalOcean Holdings Inc *	10,200	289
Diodes Inc *	7,142	317
DocuSign Inc, Cl A *	32,680	2,896
Dolby Laboratories Inc, Cl A	9,804	728
Domo Inc, Cl B *	6,432	82
Dropbox Inc, Cl A *	34,000	981
D-Wave Quantum Inc *	30,900	505
DXC Technology Co *	29,700	451
Dynatrace Inc *	47,900	2,587
E2open Parent Holdings Inc *	23,200	74
Eastman Kodak Co *	9,600	55
eGain Corp *	4,900	26
Elastic NV *	14,100	1,140
Entegris Inc	23,430	1,611
ePlus Inc *	4,276	305
EverCommerce Inc *	300	3
Evolv Technologies Holdings Inc *	18,900	103
Extreme Networks Inc *	22,487	352
Fabrinet *	5,815	1,354
FARO Technologies Inc *	1,908	81
Fastly Inc, Cl A *	21,500	157
Five9 Inc *	11,600	308
FormFactor Inc *	12,019	359
Freshworks Inc, Cl A *	32,100	490
Gitlab Inc, Cl A *	19,300	878
GlobalFoundries Inc *	15,500	555
Globant SA *	6,400	628
Grid Dynamics Holdings Inc *	11,000	138
Guidewire Software Inc *	12,869	2,767
Hackett Group Inc/The	3,700	91
Harmonic Inc *	16,994	153
HubSpot Inc *	7,873	4,644
Hut 8 Corp *	13,200	202
I3 Verticals Inc, Cl A *	4,800	119
Ichor Holdings Ltd *	5,400	85
Immersion Corp	8,400	63
Impinj Inc *	3,300	377
indie Semiconductor Inc, Cl A *	27,400	73
Informatica Inc, Cl A *	15,000	360
Information Services Group Inc	8,000	38
Ingram Micro Holding Corp *	3,800	73
Insight Enterprises Inc *	4,298	560
Intapp Inc *	8,300	458
InterDigital Inc	4,117	894
IonQ Inc *	33,000	1,331
IPG Photonics Corp *	4,800	318
Itron Inc *	7,411	857

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Jamf Holding Corp *	14,700	$154
Kimball Electronics Inc *	5,693	103
Knowles Corp *	14,800	243
Kulicke & Soffa Industries Inc	8,800	283
Kyndryl Holdings Inc *	35,900	1,402
Lattice Semiconductor Corp *	21,562	969
Life360 Inc *	2,100	133
Lightwave Logic Inc *	27,900	27
Littelfuse Inc	3,931	806
LiveRamp Holdings Inc *	10,174	331
Lumentum Holdings Inc *	10,470	757
MACOM Technology Solutions Holdings Inc *	10,225	1,243
Manhattan Associates Inc *	9,680	1,827
MARA Holdings Inc *	56,400	796
Marvell Technology Inc	138,412	8,331
MaxLinear Inc, Cl A *	13,444	153
MeridianLink Inc *	5,300	88
Methode Electronics Inc	6,784	54
MicroStrategy Inc, Cl A *	37,230	13,740
MicroVision Inc *	35,100	39
Mirion Technologies Inc, Cl A *	32,000	611
Mitek Systems Inc *	9,100	85
MKS Instruments Inc	10,623	873
MongoDB Inc, Cl A *	11,200	2,115
N-able Inc/US *	11,350	88
Napco Security Technologies Inc	5,600	156
Navitas Semiconductor Corp, Cl A *	20,200	103
nCino Inc *	14,400	379
NCR Voyix Corp *	19,983	222
NETGEAR Inc *	2,892	85
NetScout Systems Inc *	12,658	289
NextNav Inc *	12,300	154
nLight Inc *	3,600	54
Novanta Inc *	5,662	701
Nutanix Inc, Cl A *	40,700	3,121
NVE Corp	900	64
Okta Inc, Cl A *	25,504	2,631
Olo Inc, Cl A *	19,400	169
ON24 Inc *	6,100	35
OneSpan Inc *	7,902	126
Onto Innovation Inc *	7,772	715
Ooma Inc *	5,400	74
OSI Systems Inc *	2,668	585
Ouster Inc *	7,100	87
Pagaya Technologies Ltd, Cl A *	6,600	109
PagerDuty Inc *	13,915	198
PAR Technology Corp *	5,800	380
PC Connection Inc	2,231	146
PDF Solutions Inc *	5,153	91
Pegasystems Inc	7,536	740
Photronics Inc *	9,129	153
Plexus Corp *	4,328	568
Porch Group Inc *	11,700	107

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Power Integrations Inc	8,378	$417
Powerfleet Inc NJ *	14,900	68
Procore Technologies Inc *	16,900	1,135
Progress Software Corp	6,658	410
PROS Holdings Inc *	6,599	116
Pure Storage Inc, Cl A *	48,200	2,583
Q2 Holdings Inc *	9,300	814
Qorvo Inc *	14,300	1,087
Qualys Inc *	6,200	859
Rackspace Technology Inc *	11,600	13
Rambus Inc *	16,910	904
Rapid7 Inc *	9,700	223
Red Violet Inc *	1,100	53
ReposiTrak Inc	3,400	74
Ribbon Communications Inc *	13,520	46
Rigetti Computing Inc *	32,000	388
Rimini Street Inc *	10,000	31
RingCentral Inc, Cl A *	13,600	353
Riot Platforms Inc *	44,200	357
Rogers Corp *	3,093	206
SanDisk Corp *	18,700	705
Sanmina Corp *	8,566	725
Sapiens International Corp NV	3,800	109
ScanSource Inc *	3,396	137
SEMrush Holdings Inc, Cl A *	6,100	60
Semtech Corp *	11,075	413
SentinelOne Inc, Cl A *	44,500	784
Silicon Laboratories Inc *	4,982	601
SiTime Corp *	2,900	569
SkyWater Technology Inc *	1,700	15
SMART Global Holdings Inc *	8,600	153
SmartRent Inc, Cl A *	30,500	26
Snowflake Inc, Cl A *	50,400	10,366
SoundHound AI Inc, Cl A *	47,500	480
SoundThinking Inc *	1,400	22
Sprinklr Inc, Cl A *	17,700	149
Sprout Social Inc, Cl A *	8,600	188
SPS Commerce Inc *	5,658	796
Synaptics Inc *	6,187	364
TD SYNNEX Corp	12,181	1,478
Tenable Holdings Inc *	18,100	583
Teradata Corp *	15,800	347
Terawulf Inc *	37,800	133
TTM Technologies Inc *	17,387	519
Tucows Inc, Cl A *	2,200	43
Turtle Beach Corp *	4,000	46
Twilio Inc, Cl A *	24,042	2,830
Ubiquiti Inc	700	277
UiPath Inc, Cl A *	64,700	861
Ultra Clean Holdings Inc *	6,352	123
Unisys Corp *	15,183	72
Unity Software Inc *	46,800	1,221
Universal Display Corp	7,351	1,054

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Varonis Systems Inc, Cl B *	18,400	$877
Veeco Instruments Inc *	9,110	176
Verint Systems Inc *	8,350	146
Vertex Inc, Cl A *	9,300	368
Viant Technology Inc, Cl A *	2,600	36
Viasat Inc *	18,256	159
Viavi Solutions Inc *	36,000	328
Vishay Intertechnology Inc	20,317	286
Vishay Precision Group Inc *	3,164	81
Vontier Corp	23,900	854
Weave Communications Inc *	7,300	70
Wolfspeed Inc *	19,923	24
Workiva Inc, Cl A *	8,700	585
Xerox Holdings Corp	18,000	88
Xperi Inc *	9,580	75
Yext Inc *	11,200	75
Zeta Global Holdings Corp, Cl A *	27,000	355
Zoom Video Communications Inc, Cl A *	42,921	3,487
Zscaler Inc *	15,100	4,163

		197,260
Materials — 4.7%
AdvanSix Inc	5,100	120
Alcoa Corp	39,800	1,065
Alpha Metallurgical Resources Inc *	1,800	202
American Vanguard Corp	6,799	33
AptarGroup Inc	10,266	1,626
Ardagh Metal Packaging SA	26,950	105
Ashland Inc	7,408	367
ASP Isotopes Inc *	13,600	103
Aspen Aerogels Inc *	9,600	55
Avient Corp	14,732	532
Axalta Coating Systems Ltd *	35,200	1,084
Balchem Corp *	5,088	848
Cabot Corp	8,532	637
Carpenter Technology Corp	7,401	1,739
Celanese Corp, Cl A	17,900	946
Century Aluminum Co *	10,497	163
Chemours Co/The	24,200	245
Clearwater Paper Corp *	2,651	76
Cleveland-Cliffs Inc *	76,960	449
Coeur Mining Inc *	92,861	750
Commercial Metals Co	18,441	859
Compass Minerals International Inc *	7,840	151
Constellium SE, Cl A *	18,000	219
CRH PLC	110,800	10,101
Crown Holdings Inc	19,251	1,896
Eagle Materials Inc	5,483	1,109
Ecovyst Inc *	19,100	142
Element Solutions Inc	36,400	778
FMC Corp	20,500	831
Graphic Packaging Holding Co	47,917	1,065
Greif Inc, Cl A	4,519	251
Greif Inc, Cl B	1,300	78

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hawkins Inc	2,646	$353
HB Fuller Co	8,833	493
Hecla Mining Co	95,068	489
Huntsman Corp	23,924	267
i-80 Gold Corp *	38,100	19
Ingevity Corp *	5,400	223
Innospec Inc *	4,113	350
Intrepid Potash Inc *	1,860	70
Ivanhoe Electric Inc / US *	9,500	70
Kaiser Aluminum Corp	2,754	200
Knife River Corp *	8,983	845
Koppers Holdings Inc	2,573	79
Kronos Worldwide Inc	5,084	32
Lifezone Metals Ltd *	6,000	24
Louisiana-Pacific Corp	9,542	859
LSB Industries Inc *	8,300	63
Materion Corp	2,874	223
Mativ Holdings Inc	10,288	59
Metallus Inc *	5,104	64
Metals Acquisition Ltd, Cl A *	8,900	108
Minerals Technologies Inc	5,524	314
MP Materials Corp *	21,300	464
Myers Industries Inc	8,418	107
NewMarket Corp	1,097	707
Novagold Resources Inc *	42,600	153
O-I Glass Inc *	24,300	319
Olin Corp	18,516	359
Olympic Steel Inc	1,927	57
Orion SA	10,400	113
Perimeter Solutions Inc *	19,300	233
Perpetua Resources Corp *	10,500	146
Piedmont Lithium Inc *	3,100	19
PureCycle Technologies Inc *	17,400	165
Quaker Chemical Corp	1,934	210
Radius Recycling Inc, Cl A	2,656	79
Ramaco Resources Inc, Cl A	5,500	50
Ramaco Resources Inc, Cl B	1,287	10
Ranpak Holdings Corp, Cl A *	8,300	28
Rayonier Advanced Materials Inc *	13,917	54
Reliance Inc	8,438	2,471
Royal Gold Inc	10,602	1,888
RPM International Inc	19,888	2,264
Ryerson Holding Corp	4,900	102
Scotts Miracle-Gro Co/The, Cl A	7,159	426
Sealed Air Corp	23,300	750
Sensient Technologies Corp	6,635	627
Silgan Holdings Inc	13,260	730
Sonoco Products Co	16,621	757
Southern Copper Corp	14,374	1,307
SSR Mining Inc *	34,100	403
Stepan Co	2,825	153
SunCoke Energy Inc	9,446	77
Sylvamo Corp	6,100	323

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tredegar Corp *	5,341	$45
TriMas Corp	6,476	171
Tronox Holdings PLC	20,000	114
United States Lime & Minerals Inc	1,300	134
United States Steel Corp	34,500	1,857
Valhi Inc	500	7
Warrior Met Coal Inc	8,200	373
Westlake Corp	5,310	377
Worthington Steel Inc	5,702	142

		52,600
Real Estate — 5.3%
Acadia Realty Trust ‡	18,339	353
Agree Realty Corp ‡	16,347	1,231
Alexander & Baldwin Inc ‡	10,291	184
Alexander's Inc ‡	488	110
American Assets Trust Inc ‡	7,791	155
American Healthcare REIT Inc ‡	23,400	818
American Homes 4 Rent, Cl A ‡	52,700	1,995
Americold Realty Trust Inc ‡	47,700	790
Anywhere Real Estate Inc *	9,102	32
Apartment Investment and Management Co, Cl A *‡	23,300	186
Apple Hospitality REIT Inc ‡	34,500	400
Armada Hoffler Properties Inc ‡	13,800	96
Braemar Hotels & Resorts Inc ‡	13,600	31
Brandywine Realty Trust ‡	18,539	78
Brixmor Property Group Inc ‡	47,400	1,204
Broadstone Net Lease Inc, Cl A ‡	30,400	484
BRT Apartments Corp ‡	2,400	38
CareTrust REIT Inc ‡	31,453	905
CBL & Associates Properties Inc ‡	3,700	93
Centerspace ‡	2,403	153
Chatham Lodging Trust ‡	10,435	74
City Office REIT Inc ‡	11,000	54
Clipper Realty Inc ‡	3,500	13
Community Healthcare Trust Inc ‡	5,400	88
Compass Inc, Cl A *	58,800	348
COPT Defense Properties ‡	17,730	487
Cousins Properties Inc ‡	27,245	765
CTO Realty Growth Inc ‡	4,254	78
CubeSmart ‡	36,122	1,545
Curbline Properties Corp *‡	15,602	354
Cushman & Wakefield PLC *	39,200	393
DiamondRock Hospitality Co ‡	28,707	219
Diversified Healthcare Trust ‡	22,607	71
Douglas Emmett Inc ‡	25,085	357
Easterly Government Properties Inc, Cl A ‡	5,040	110
EastGroup Properties Inc ‡	7,885	1,337
Elme Communities ‡	16,013	257
Empire State Realty Trust Inc, Cl A ‡	17,400	133
EPR Properties ‡	11,851	660
Equity LifeStyle Properties Inc ‡	29,364	1,867
Essential Properties Realty Trust Inc ‡	28,400	923

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
eXp World Holdings Inc	13,900	$118
Farmland Partners Inc ‡	3,700	42
First Industrial Realty Trust Inc ‡	20,953	1,036
Forestar Group Inc *	3,867	74
Four Corners Property Trust Inc ‡	15,119	417
FRP Holdings Inc *	2,876	78
Gaming and Leisure Properties Inc ‡	40,531	1,893
Getty Realty Corp ‡	9,389	275
Gladstone Commercial Corp ‡	8,519	122
Gladstone Land Corp ‡	7,000	69
Global Medical REIT Inc ‡	12,700	81
Global Net Lease Inc ‡	33,762	262
Healthcare Realty Trust Inc, Cl A ‡	55,505	805
Highwoods Properties Inc ‡	16,368	486
Howard Hughes Holdings Inc *	5,117	350
Hudson Pacific Properties Inc ‡	27,870	52
Independence Realty Trust Inc ‡	34,701	645
Industrial Logistics Properties Trust ‡	10,700	35
Innovative Industrial Properties Inc, Cl A ‡	4,400	243
InvenTrust Properties Corp ‡	12,300	346
JBG SMITH Properties ‡	12,200	209
Jones Lang LaSalle Inc *	7,347	1,636
Kennedy-Wilson Holdings Inc	14,729	94
Kilroy Realty Corp ‡	18,843	607
Kite Realty Group Trust ‡	33,321	737
Lamar Advertising Co, Cl A ‡	13,497	1,627
Lineage Inc ‡	10,000	427
LTC Properties Inc ‡	8,117	287
LXP Industrial Trust, Cl B ‡	45,190	388
Macerich Co/The ‡	40,645	658
Marcus & Millichap Inc	2,700	78
Medical Properties Trust Inc ‡	93,362	427
MILLROSE PROPERTIES *	18,500	516
National Health Investors Inc ‡	7,464	541
National Storage Affiliates Trust ‡	10,400	358
NET Lease Office Properties *‡	2,895	90
NETSTREIT Corp ‡	15,000	241
Newmark Group Inc, Cl A	18,505	204
NexPoint Residential Trust Inc ‡	2,600	88
NNN REIT Inc ‡	29,543	1,234
Omega Healthcare Investors Inc ‡	43,157	1,597
One Liberty Properties Inc ‡	3,662	90
Opendoor Technologies Inc *	103,100	67
Orion Office REIT Inc ‡	11,900	23
Outfront Media Inc ‡	23,608	390
Paramount Group Inc ‡	30,300	183
Park Hotels & Resorts Inc ‡	30,859	320
Peakstone Realty Trust ‡	5,500	68
Pebblebrook Hotel Trust ‡	19,625	180
Phillips Edison & Co Inc ‡	19,000	674
Piedmont Office Realty Trust Inc, Cl A ‡	20,266	144
Plymouth Industrial REIT Inc ‡	7,000	113
Postal Realty Trust Inc, Cl A ‡	2,600	36

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PotlatchDeltic Corp ‡	12,642	$497
Rayonier Inc ‡	25,020	593
RE/MAX Holdings Inc, Cl A *	4,200	32
Real Brokerage Inc/The *	15,600	64
Redfin Corp *	20,600	206
Rexford Industrial Realty Inc ‡	35,500	1,251
RLJ Lodging Trust ‡	21,954	160
RMR Group Inc/The, Cl A	1,070	16
Ryman Hospitality Properties Inc ‡	8,860	860
Sabra Health Care REIT Inc ‡	36,520	638
Safehold Inc ‡	6,727	101
Saul Centers Inc ‡	2,644	89
Seaport Entertainment Group Inc *	1,288	25
Service Properties Trust ‡	28,741	67
SITE Centers Corp ‡	7,801	93
SL Green Realty Corp ‡	11,683	663
St Joe Co/The	5,200	232
STAG Industrial Inc ‡	28,756	1,023
Star Holdings *‡	2,282	14
Stratus Properties Inc *	1,200	22
Summit Hotel Properties Inc ‡	10,629	47
Sun Communities Inc ‡	20,621	2,545
Sunstone Hotel Investors Inc ‡	32,338	290
Tanger Inc ‡	18,749	559
Tejon Ranch Co *	4,876	81
Terreno Realty Corp ‡	16,463	929
UMH Properties Inc ‡	13,800	232
Uniti Group Inc ‡	36,660	158
Universal Health Realty Income Trust ‡	1,116	44
Urban Edge Properties ‡	19,700	358
Veris Residential Inc ‡	12,567	191
Vornado Realty Trust *‡	28,400	1,070
Whitestone REIT, Cl B ‡	8,077	100
WP Carey Inc ‡	33,800	2,121
Xenia Hotels & Resorts Inc ‡	19,500	238
Zillow Group Inc, Cl A *	7,991	529
Zillow Group Inc, Cl C *	24,097	1,617

		58,985
Utilities — 1.7%
ALLETE Inc	9,870	642
American States Water Co	5,774	455
Avista Corp	11,952	460
Black Hills Corp	12,102	708
Brookfield Renewable Corp *	21,316	626
California Water Service Group	9,041	427
Chesapeake Utilities Corp	3,715	454
Clearway Energy Inc, Cl A	6,900	199
Clearway Energy Inc, Cl C	12,500	385
Consolidated Water Co Ltd	3,100	84
Essential Utilities Inc	40,637	1,566
Genie Energy Ltd, Cl B	100	2
Global Water Resources Inc	2,800	28
Hawaiian Electric Industries Inc *	27,658	295

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Extended Market Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
IDACORP Inc, Cl Rights	8,924	$1,062
MDU Resources Group Inc	34,832	599
MGE Energy Inc	6,214	561
Middlesex Water Co	2,901	168
Montauk Renewables Inc *	11,500	21
National Fuel Gas Co	13,688	1,130
New Jersey Resources Corp	15,594	716
Northwest Natural Holding Co	6,876	282
Northwestern Energy Group Inc	9,946	550
OGE Energy Corp	30,876	1,373
ONE Gas Inc	8,800	658
Ormat Technologies Inc	8,934	664
Otter Tail Corp	6,646	513
Portland General Electric Co	16,000	678
Pure Cycle Corp *	5,900	63
SJW Group	4,764	250
Southwest Gas Holdings Inc	9,941	714
Spire Inc	9,203	693
Sunnova Energy International Inc *	19,800	4
TXNM Energy Inc	15,117	857
UGI Corp	32,996	1,190
Unitil Corp	3,258	179
York Water Co/The	2,952	96

		19,352
Total Common Stock
(Cost $705,848) ($ Thousands)		1,105,580

REGISTERED INVESTMENT COMPANY — 0.0%
NexPoint Diversified Real Estate Trust	7,039	29
Total Registered Investment Company

(Cost $78) ($ Thousands)		29

	Number of Rights
RIGHTS — 0.0%
Novartis AG CVR *‡‡	10,960	4
Tobira Therapeutics CVR, Expires 12/31/2028 *(A)	2,300	–
Total Rights
(Cost $—) ($ Thousands)		4

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	15,646,037	$15,646
Total Cash Equivalent
(Cost $15,646) ($ Thousands)		15,646
Total Investments in Securities — 99.9%
(Cost $721,572) ($ Thousands)		$1,121,259

SEI Institutional Investments Trust

A list of the open futures contracts held by the Fund at May 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	95	Jun-2025	$9,074	$9,824	$750
S&P 500 Index E-MINI	6	Jun-2025	1,562	1,775	213
S&P Mid Cap 400 Index E-MINI	12	Jun-2025	3,471	3,605	134
			$14,107	$15,204	$1,097

Percentages are based on Net Assets of $1,122,322 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2025.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security (see Note 6).
(A)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	1,105,104	476	–		1,105,580
Registered Investment Company	29	–	–		29
Rights	4	–	–	^	4
Cash Equivalent	15,646	–	–		15,646
Total Investments in Securities	1,120,783	476	–		1,121,259

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,097	–	–	1,097
Total Other Financial Instruments	1,097	–	–	1,097

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

^ This category includes securities with a value of $—.

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2025	Income	Capital Gains
SEI Investments Co	$1,132	$76	$(100)	$46	$229	$1,383	$15	$—
SEI Liquidity Fund, LP	18	—	—	—	(18)	—	13	—
SEI Daily Income Trust, Government Fund, Institutional Class	26,720	$212,553	(223,627)	$—	—	15,646	1,132	—
Totals	$27,870	$212,629	$(223,727)	$46	$211	$17,029	$1,160	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Small Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.4%

Communication Services — 2.1%
Advantage Solutions Inc *	50,251	$60
AMC Networks Inc, Cl A *	9,100	60
Anterix Inc *	2,590	69
AST SpaceMobile Inc, Cl A *	3,138	72
Bandwidth Inc, Cl A *	7,190	101
EverQuote Inc, Cl A *	23,804	549
EW Scripps Co/The, Cl A *	62,531	139
Gambling.com Group Ltd *	39,153	462
Gogo Inc *	18,570	197
Grindr Inc *	8,230	201
IDT Corp, Cl B	6,780	418
IMAX Corp *	3,928	109
Iridium Communications Inc	6,470	164
Madison Square Garden Sports Corp, Cl A *	1,010	192
MediaAlpha Inc, Cl A *	47,050	480
Nexstar Media Group Inc, Cl A	3,600	614
Outbrain Inc *	24,940	64
Playstudios Inc *	53,044	71
Playtika Holding Corp	17,700	84
QuinStreet Inc *	4,060	62
Shutterstock Inc	5,100	94
Spok Holdings Inc	13,350	216
Telephone and Data Systems Inc	2,510	86
Thryv Holdings Inc *	6,110	81
Townsquare Media Inc, Cl A	11,467	79
Yelp Inc, Cl A *	11,570	442
ZoomInfo Technologies Inc, Cl A *	22,500	215

		5,381
Consumer Discretionary — 9.9%
Academy Sports & Outdoors Inc	6,900	282
Adtalem Global Education Inc *	6,540	863
Amer Sports Inc *	4,223	154
American Axle & Manufacturing Holdings Inc *	138,680	609
American Public Education Inc *	14,781	435
America's Car-Mart Inc/TX *	2,400	119
Asbury Automotive Group Inc *	950	217
AutoNation Inc *	3,580	658
Biglari Holdings Inc, Cl B *	1,023	253
BJ's Restaurants Inc *	4,980	222
Bloomin' Brands Inc	20,000	153
Boot Barn Holdings Inc *	3,855	618
Brinker International Inc *	4,218	728
Build-A-Bear Workshop Inc, Cl A	14,882	760
Carriage Services Inc, Cl A	1,250	54
Cheesecake Factory Inc/The	1,935	107
Cricut Inc, Cl A	5,160	31
Crocs Inc *	3,100	316
Designer Brands Inc, Cl A	20,680	73
Dillard's Inc, Cl A	250	99
Dine Brands Global Inc	5,960	143

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dutch Bros Inc, Cl A *	4,024	$291
El Pollo Loco Holdings Inc *	28,800	302
EVgo Inc, Cl A *	16,920	67
Flexsteel Industries Inc	13,838	420
GigaCloud Technology Inc, Cl A *	4,820	85
G-III Apparel Group Ltd *	14,600	424
Goodyear Tire & Rubber Co/The *	16,500	188
Graham Holdings Co, Cl B	165	157
Grand Canyon Education Inc *	2,581	511
Group 1 Automotive Inc	2,550	1,081
Groupon Inc, Cl A *	19,453	567
H&R Block Inc	14,710	838
Harley-Davidson Inc	6,700	162
Haverty Furniture Cos Inc	7,400	155
Hooker Furnishings Corp	9,714	95
Hovnanian Enterprises Inc, Cl A *	1,492	135
Inspired Entertainment Inc *	10,205	80
Laureate Education Inc, Cl A *	18,289	412
La-Z-Boy Inc	10,900	457
Lear Corp	290	26
Lincoln Educational Services Corp *	5,305	126
Lindblad Expeditions Holdings Inc *	47,842	502
M/I Homes Inc *	4,100	437
Marine Products Corp	6,597	55
Marriott Vacations Worldwide Corp	1,150	76
Mattel Inc *	16,900	320
Meritage Homes Corp	9,400	598
Modine Manufacturing Co *	1,645	149
Murphy USA Inc	625	267
Nathan's Famous Inc	1,237	132
ODP Corp/The *	9,100	150
Ollie's Bargain Outlet Holdings Inc *	5,655	630
OneSpaWorld Holdings Ltd	15,354	290
Penske Automotive Group Inc	1,190	195
Perdoceo Education Corp	31,876	1,085
Phinia Inc	5,500	239
PlayAGS Inc *	44,025	538
Polaris Inc	2,200	86
PVH Corp	5,883	493
Rocky Brands Inc	4,115	94
Rush Street Interactive Inc *	22,180	281
Sally Beauty Holdings Inc *	12,500	109
Shoe Carnival Inc	2,400	46
Signet Jewelers Ltd	4,900	326
Sonic Automotive Inc, Cl A	1,180	83
Standard Motor Products Inc	2,250	68
Stoneridge Inc *	23,770	119
Stride Inc *	1,722	261
Sturm Ruger & Co Inc	1,630	59
Texas Roadhouse Inc, Cl A	1,810	353
ThredUp Inc, Cl A *	56,339	406
Travel + Leisure Co	8,300	403
Tri Pointe Homes Inc *	24,200	713

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Udemy Inc *	34,086	$250
Universal Technical Institute Inc *	8,071	287
Upbound Group Inc, Cl A	16,120	370
Urban Outfitters Inc *	2,649	185
Visteon Corp *	3,100	262
Winmark Corp	235	100
Winnebago Industries Inc	5,300	180
Xponential Fitness Inc, Cl A *	19,914	179

		24,849
Consumer Staples — 5.5%
Albertsons Cos Inc, Cl A	13,500	300
Andersons Inc/The	2,580	92
B&G Foods Inc, Cl A	40,500	170
BellRing Brands Inc *	2,940	185
BJ's Wholesale Club Holdings Inc *	1,816	206
Calavo Growers Inc	1,740	48
Cal-Maine Foods Inc	2,570	246
Casey's General Stores Inc	2,736	1,198
Celsius Holdings Inc *	4,664	177
Central Garden & Pet Co *	2,050	74
Central Garden & Pet Co, Cl A *	3,757	120
Chefs' Warehouse Inc/The *	2,120	135
Coca-Cola Consolidated Inc	2,350	269
Dole PLC	6,730	95
Energizer Holdings Inc	8,500	198
Flowers Foods Inc	8,260	140
Fresh Del Monte Produce Inc	11,860	419
Herbalife Ltd *	59,120	462
HF Foods Group Inc *	48,620	185
Honest Co Inc/The *	37,710	190
Ingles Markets Inc, Cl A	8,777	547
Ingredion Inc	7,360	1,024
John B Sanfilippo & Son Inc	1,220	76
Lancaster Colony Corp	1,120	187
Lifeway Foods Inc *	9,678	219
Mission Produce Inc *	45,150	505
Natural Grocers by Vitamin Cottage Inc	5,562	272
Nature's Sunshine Products Inc *	1,180	18
Oil-Dri Corp of America	1,130	57
Performance Food Group Co *	1,270	114
Pilgrim's Pride Corp	3,220	158
Post Holdings Inc *	2,390	264
PriceSmart Inc	8,589	927
Primo Brands Corp	3,136	104
Reynolds Consumer Products Inc	3,300	73
Seaboard Corp	23	61
Seneca Foods Corp, Cl A *	490	46
SpartanNash Co	14,130	275
Spectrum Brands Holdings Inc	2,700	156
Sprouts Farmers Market Inc *	7,393	1,278
SunOpta Inc *	11,520	72
Turning Point Brands Inc	4,652	346
Universal Corp/VA	2,080	136

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
US Foods Holding Corp *	3,400	$269
USANA Health Sciences Inc *	1,220	36
Village Super Market Inc, Cl A	19,261	743
Vital Farms Inc *	3,849	122
Weis Markets Inc	1,380	105
WK Kellogg Co	40,300	682

		13,781
Energy — 3.8%
Antero Midstream Corp	10,042	189
Archrock Inc	3,949	98
Ardmore Shipping Corp	3,710	36
Aris Water Solutions Inc, Cl A	7,497	165
Berry Corp	80,990	194
BKV Corp *	8,480	182
Cactus Inc, Cl A	3,540	145
Centrus Energy Corp, Cl A *	1,147	146
Chord Energy Corp	1,630	147
Civitas Resources Inc	6,800	186
CNX Resources Corp *	15,800	510
Comstock Resources Inc *	6,040	141
CONSOL Energy Inc	4,358	302
DHT Holdings Inc	68,750	796
Diversified Energy Co PLC	4,530	63
Excelerate Energy Inc, Cl A	14,074	396
Gulfport Energy Corp *	5,110	979
Hallador Energy Co *	6,651	115
Helmerich & Payne Inc	15,500	236
HF Sinclair Corp	12,000	434
Innovex International Inc *	3,660	50
International Seaways Inc	2,160	80
Liberty Energy Inc, Cl A	17,700	205
Matador Resources Co	20,290	873
NOV Inc	26,600	319
Patterson-UTI Energy Inc	17,600	97
Peabody Energy Corp	13,800	182
Riley Exploration Permian Inc	13,767	353
Sable Offshore Corp *	4,512	130
SM Energy Co	6,000	140
Solaris Energy Infrastructure Inc, Cl A	5,837	160
Teekay Corp	78,165	660
Teekay Tankers Ltd, Cl A	2,330	103
World Kinect Corp	27,850	763

		9,575
Financials — 23.2%
1st Source Corp	1,410	85
Affiliated Managers Group Inc	4,900	862
AG Mortgage Investment Trust Inc ‡	48,700	339
Alerus Financial Corp	16,016	336
Amalgamated Financial Corp	27,887	843
American Coastal Insurance Corp	3,330	36
American Financial Group Inc/OH	710	88
AMERISAFE Inc	1,460	69

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Apollo Commercial Real Estate Finance Inc ‡	18,100	$178
Artisan Partners Asset Management Inc, Cl A	3,850	155
Associated Banc-Corp	30,700	711
Assurant Inc	1,270	258
Atlanticus Holdings Corp *	9,936	487
Axis Capital Holdings Ltd	5,385	559
Banco Latinoamericano de Comercio Exterior SA	29,313	1,202
Bank of NT Butterfield & Son Ltd/The	19,930	840
Bank OZK	14,500	643
Bank7 Corp	10,332	399
BayCom Corp	5,154	136
BCB Bancorp Inc	10,300	83
Bowhead Specialty Holdings Inc *	2,646	99
Bridgewater Bancshares Inc *	14,670	215
Brighthouse Financial Inc *	3,600	215
Brightsphere Investment Group Inc	60	2
Burford Capital Ltd	2,000	26
Business First Bancshares Inc	15,570	370
Camden National Corp	17,480	688
Capital Bancorp Inc	5,021	162
Capital City Bank Group Inc	3,280	124
Carter Bankshares Inc *	8,141	134
Cathay General Bancorp	8,600	369
Central Pacific Financial Corp	2,330	62
Chimera Investment Corp ‡	24,100	318
Civista Bancshares Inc	13,605	307
CNB Financial Corp/PA	15,760	342
CNO Financial Group Inc	26,500	1,006
Colony Bankcorp Inc	14,931	228
Columbia Banking System Inc	39,800	931
Community Trust Bancorp Inc	12,230	624
Crawford & Co, Cl A	17,184	179
Credit Acceptance Corp *	370	177
Customers Bancorp Inc *	5,300	270
Dave Inc *	953	191
Diamond Hill Investment Group Inc	3,860	545
Dime Community Bancshares Inc	2,500	64
Donegal Group Inc, Cl A	15,559	314
Employers Holdings Inc	12,930	629
Enact Holdings Inc	2,710	96
Enova International Inc *	3,270	303
Equity Bancshares Inc, Cl A	1,470	57
Esquire Financial Holdings Inc	3,575	324
Essent Group Ltd	4,910	285
Euronet Worldwide Inc *	2,300	249
Everest Group Ltd	960	333
EVERTEC Inc	5,300	192
Farmers National Banc Corp	5,445	72
Federated Hermes Inc, Cl B	15,400	650
Fidelis Insurance Holdings Ltd	27,360	478

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Financial Institutions Inc	5,300	$137
First BanCorp/Puerto Rico	21,500	430
First Busey Corp	14,914	330
First Business Financial Services Inc	11,880	579
First Commonwealth Financial Corp	12,500	195
First Community Bankshares Inc	6,900	259
First Financial Bankshares Inc	28,575	1,008
First Financial Corp/IN	13,410	695
First Mid Bancshares Inc	1,510	53
First Western Financial Inc *	3,510	73
FirstCash Holdings Inc	3,732	477
Five Star Bancorp	6,340	177
FNB Corp/PA	20,700	287
Forge Global Holdings Inc *	7,935	110
FS KKR Capital Corp	14,600	310
Fulton Financial Corp	15,700	271
GCM Grosvenor Inc, Cl A	4,550	57
Genworth Financial Inc, Cl A *	44,700	315
Globe Life Inc	2,470	301
Great Southern Bancorp Inc	3,260	182
Greenlight Capital Re Ltd, Cl A *	3,450	50
Guaranty Bancshares Inc/TX	5,170	214
Hamilton Insurance Group Ltd, Cl B *	3,680	80
Hamilton Lane Inc, Cl A	1,135	169
Hancock Whitney Corp	8,300	454
Hanmi Financial Corp	25,110	576
Hanover Insurance Group Inc/The	1,650	290
HBT Financial Inc	26,225	614
HCI Group Inc	3,844	649
Heritage Financial Corp/WA	1,710	40
Heritage Insurance Holdings Inc *	20,254	496
Home Bancorp Inc	590	30
HomeTrust Bancshares Inc	9,099	328
Hope Bancorp Inc	26,100	262
Horace Mann Educators Corp	3,100	135
Houlihan Lokey Inc, Cl A	1,730	302
Independent Bank Corp/MI	24,910	785
International Money Express Inc *	35,774	395
Invesco Mortgage Capital Inc ‡	7,650	56
Investors Title Co	180	42
Jack Henry & Associates Inc	360	65
Jackson Financial Inc, Cl A	6,600	541
Janus Henderson Group PLC	6,990	254
LendingTree Inc *	6,531	229
Lincoln National Corp	7,800	258
Mercantile Bank Corp	17,795	786
Meridian Corp	11,600	157
Metrocity Bankshares Inc	2,886	81
MGIC Investment Corp	27,090	717
Mid Penn Bancorp Inc	15,369	410
MidCap Financial Investment Corp	21,366	280
Midland States Bancorp Inc	13,400	226
MidWestOne Financial Group Inc	2,360	68

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Moelis & Co, Cl A	9,145	$522
Morningstar Inc	520	160
Mr Cooper Group Inc *	7,800	1,010
Nelnet Inc, Cl A	1,010	117
NerdWallet Inc, Cl A *	46,366	489
New Mountain Finance Corp	38,800	418
New York Mortgage Trust Inc ‡	52,000	340
NewtekOne Inc	15,204	165
NMI Holdings Inc, Cl A *	4,760	189
Northeast Community Bancorp Inc	15,000	339
Northrim BanCorp Inc	9,810	899
Northwest Bancshares Inc	9,050	111
Oaktree Specialty Lending Corp	13,100	192
OFG Bancorp	19,120	787
Old Republic International Corp	8,200	310
Old Second Bancorp Inc	17,960	297
Orchid Island Capital Inc, Cl A ‡	59,610	407
Orrstown Financial Services Inc	15,755	474
Palomar Holdings Inc, Cl A *	6,497	1,114
Pathward Financial Inc	1,347	105
Patria Investments Ltd, Cl A	4,680	60
Paymentus Holdings Inc, Cl A *	4,680	179
PCB Bancorp	10,100	195
PennantPark Investment Corp	43,000	286
Peoples Bancorp Inc/OH	2,450	72
Peoples Bancorp of North Carolina Inc	3,325	92
Peoples Financial Services Corp	570	27
Perella Weinberg Partners, Cl A	4,030	70
Piper Sandler Cos	2,870	722
PJT Partners Inc, Cl A	1,530	231
Ponce Financial Group Inc *	12,651	169
Popular Inc	10,840	1,122
Primerica Inc	940	254
Red River Bancshares Inc	2,298	129
Regional Management Corp	15,455	409
Reinsurance Group of America Inc, Cl A	1,640	333
RenaissanceRe Holdings Ltd	1,250	312
Republic Bancorp Inc/KY, Cl A	5,863	402
Rithm Capital Corp ‡	31,400	350
RLI Corp	1,760	135
Root Inc/OH, Cl A *	1,236	162
Safety Insurance Group Inc	1,200	99
Selective Insurance Group Inc	420	37
Selectquote Inc *	207,900	451
Sezzle Inc *	2,103	224
Shore Bancshares Inc	8,600	125
Sierra Bancorp	13,678	374
SiriusPoint Ltd *	10,565	207
Sixth Street Specialty Lending Inc	12,300	286
Skyward Specialty Insurance Group Inc *	5,618	356
SLM Corp	6,902	223
SmartFinancial Inc	15,517	493
South Plains Financial Inc	1,360	49

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Southern Missouri Bancorp Inc	3,359	$177
Southern States Bancshares Inc	3,948	136
Stifel Financial Corp	6,771	638
StoneX Group Inc *	4,888	414
Sunrise Realty Trust Inc ‡	5,945	64
Synovus Financial Corp	5,800	277
Third Coast Bancshares Inc *	1,030	32
Towne Bank/Portsmouth VA	3,940	136
United Fire Group Inc	12,391	353
Unity Bancorp Inc	1,670	74
Universal Insurance Holdings Inc	20,830	565
Univest Financial Corp	10,500	310
USCB Financial Holdings Inc	8,200	136
Victory Capital Holdings Inc, Cl A	1,670	104
Virtu Financial Inc, Cl A	4,280	172
Voya Financial Inc	10	1
WaFd Inc	12,800	364
Waterstone Financial Inc	5,258	68
Westamerica BanCorp	1,010	49
Western Union Co/The	4,350	40
White Mountains Insurance Group Ltd	135	241
World Acceptance Corp *	4,376	676

		58,331
Health Care — 13.4%
ACADIA Pharmaceuticals Inc *	1,760	38
Accuray Inc *	42,854	66
Actinium Pharmaceuticals Inc *	40,030	62
Adaptive Biotechnologies Corp *	14,863	141
Addus HomeCare Corp *	720	80
ADMA Biologics Inc *	7,663	152
Akebia Therapeutics Inc *	66,515	202
Alector Inc *	51,863	69
Alkermes PLC *	8,010	245
Alumis Inc *	48,377	169
ALX Oncology Holdings Inc *	177,560	86
Amedisys Inc *	1,770	166
Amneal Pharmaceuticals Inc *	50	—
AnaptysBio Inc *	6,500	144
ANI Pharmaceuticals Inc *	5,508	323
Ardent Health Partners Inc *	37,190	538
Avanos Medical Inc *	3,820	48
Aveanna Healthcare Holdings Inc *	69,795	372
Axsome Therapeutics Inc *	2,135	225
BioCryst Pharmaceuticals Inc *	15,470	166
Biote Corp, Cl A *	54,244	188
Bioventus Inc, Cl A *	36,630	237
Black Diamond Therapeutics Inc *	50,950	112
Blueprint Medicines Corp *	4,697	476
Bridgebio Pharma Inc *	4,047	139
BrightSpring Health Services Inc *	6,156	147
Cabaletta Bio Inc *	35,680	67
Catalyst Pharmaceuticals Inc *	28,718	717
Chemed Corp	491	282

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ChromaDex Corp *	45,184	$489
Coherus Biosciences Inc *	104,612	81
Collegium Pharmaceutical Inc *	9,320	272
Community Health Systems Inc *	27,424	106
Corcept Therapeutics Inc *	3,247	252
CorVel Corp *	1,800	200
Day One Biopharmaceuticals Inc *	19,850	127
Delcath Systems Inc *	7,563	123
Editas Medicine Inc, Cl A *	55,570	96
Embecta Corp	12,160	128
Encompass Health Corp	4,939	597
Enhabit Inc *	30,940	325
Enliven Therapeutics Inc *	680	12
Ensign Group Inc/The	8,446	1,244
Entrada Therapeutics Inc *	12,448	95
Eton Pharmaceuticals Inc *	6,011	114
Evolus Inc *	18,783	173
Exelixis Inc *	29,680	1,277
Generation Bio Co *	217,630	82
Globus Medical Inc, Cl A *	3,810	225
GRAIL Inc *	4,451	171
Halozyme Therapeutics Inc *	10,900	611
Harmony Biosciences Holdings Inc *	17,590	607
HealthEquity Inc *	8,237	829
HealthStream Inc	6,636	186
Henry Schein Inc *	1,720	120
Heron Therapeutics Inc *	61,750	116
Hims & Hers Health Inc *	4,900	277
ICU Medical Inc *	680	92
InfuSystem Holdings Inc *	12,178	70
Inmode Ltd *	4,650	68
Innoviva Inc *	5,460	107
Insmed Inc *	6,511	454
Integer Holdings Corp *	4,690	557
Ionis Pharmaceuticals Inc *	3,160	106
iRadimed Corp	10,853	628
iRhythm Technologies Inc *	1,580	222
Ironwood Pharmaceuticals Inc, Cl A *	425,276	255
Jazz Pharmaceuticals PLC *	10,270	1,110
Joint Corp/The *	17,336	185
Keros Therapeutics Inc *	14,410	204
Kiniksa Pharmaceuticals International Plc, Cl A *	20,336	556
Krystal Biotech Inc *	530	67
Kura Oncology Inc *	20,540	117
Lantheus Holdings Inc *	5,526	418
LifeMD Inc *	30,634	374
Ligand Pharmaceuticals Inc *	1,140	116
LivaNova PLC *	2,320	100
Madrigal Pharmaceuticals Inc *	590	162
Medpace Holdings Inc *	430	127
Merit Medical Systems Inc *	12,307	1,170
Mesa Laboratories Inc	1,140	115

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mineralys Therapeutics Inc *	7,905	$123
National HealthCare Corp	1,340	140
National Research Corp, Cl A	4,780	65
Neurocrine Biosciences Inc *	1,260	155
Nkarta Inc *	41,340	72
OptimizeRx Corp *	8,070	98
Option Care Health Inc *	19,315	631
OraSure Technologies Inc *	5,510	16
Organogenesis Holdings Inc, Cl A *	110,046	302
Organon & Co	27,000	249
Owens & Minor Inc *	27,216	180
Pacira BioSciences Inc *	12,220	316
PACS Group Inc *	55,020	546
Pediatrix Medical Group Inc *	5,710	81
Pennant Group Inc/The *	8,910	256
Perrigo Co PLC	7,260	194
Phibro Animal Health Corp, Cl A	23,590	576
Premier Inc, Cl A	24,200	556
Prestige Consumer Healthcare Inc *	2,970	254
Protagonist Therapeutics Inc *	6,898	327
Puma Biotechnology Inc *	152,651	501
QIAGEN NV	4,254	192
RadNet Inc *	7,730	444
Relay Therapeutics Inc *	23,270	70
Replimune Group Inc, Cl Rights *	16,780	151
Rhythm Pharmaceuticals Inc *	4,140	254
Rigel Pharmaceuticals Inc *	24,131	463
Scholar Rock Holding Corp *	2,857	83
SIGA Technologies Inc	88,022	526
Soleno Therapeutics Inc *	1,976	145
Summit Therapeutics Inc *	4,773	87
Supernus Pharmaceuticals Inc *	7,650	242
Tactile Systems Technology Inc *	7,641	75
Talkspace Inc *	23,810	76
Taysha Gene Therapies Inc *	50,436	137
Tenet Healthcare Corp *	3,200	540
TG Therapeutics Inc *	5,109	179
Theravance Biopharma Inc *	15,650	143
Treace Medical Concepts Inc *	11,516	66
Trevi Therapeutics Inc *	21,126	138
United Therapeutics Corp *	2,922	932
Universal Health Services Inc, Cl B	1,580	301
Utah Medical Products Inc	5,656	312
Verve Therapeutics Inc *	37,700	168
Viemed Healthcare Inc *	14,263	95
WaVe Life Sciences Ltd *	6,150	37
Waystar Holding Corp *	3,863	154
Xeris Biopharma Holdings Inc *	34,255	169

		33,789
Industrials — 16.3%
ABM Industries Inc	7,400	390
ACCO Brands Corp	49,600	178
Acuity Brands Inc	990	257

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ACV Auctions Inc, Cl A *	15,000	$246
AerSale Corp *	14,500	85
Air Lease Corp, Cl A	3,383	195
Alta Equipment Group Inc	12,720	60
American Woodmark Corp *	7,500	423
Apogee Enterprises Inc	7,500	290
Applied Industrial Technologies Inc	1,300	294
ArcBest Corp	6,600	414
Archer Aviation Inc, Cl A *	14,252	144
Argan Inc	2,973	625
Astronics Corp *	12,681	396
ATI Inc *	2,819	224
Atkore Inc	6,600	430
AZEK Co Inc/The, Cl A *	4,720	234
Barrett Business Services Inc	9,480	392
Boise Cascade Co	2,850	248
Bowman Consulting Group Ltd, Cl A *	9,620	241
Brink's Co/The	2,000	164
Brookfield Business Corp, Cl A	9,876	282
BWX Technologies Inc	4,437	557
Byrna Technologies Inc *	1,220	33
Cadre Holdings Inc	6,471	212
Casella Waste Systems Inc, Cl A *	13,320	1,561
Clean Harbors Inc *	1,550	352
Commercial Vehicle Group Inc *	65,511	85
Construction Partners Inc, Cl A *	2,063	216
Covenant Logistics Group Inc, Cl A	2,430	55
CRA International Inc	570	108
Crane Co	5,600	960
CSG Systems International Inc	5,870	388
Curtiss-Wright Corp	980	431
Custom Truck One Source Inc *	14,630	63
Deluxe Corp	7,700	110
DNOW Inc *	26,770	386
Donaldson Co Inc	3,490	243
Driven Brands Holdings Inc *	9,679	172
Ducommun Inc *	1,220	86
Dycom Industries Inc *	1,194	274
EMCOR Group Inc	740	349
EnerSys	2,400	201
Ennis Inc	21,298	398
ESCO Technologies Inc	1,339	243
ExlService Holdings Inc *	24,915	1,146
Federal Signal Corp	9,055	852
Franklin Electric Co Inc	1,380	119
Frontier Group Holdings Inc *	85,263	343
FTI Consulting Inc *	1,630	268
Gates Industrial Corp PLC *	25,300	535
Genpact Ltd	6,000	258
GEO Group Inc/The *	3,945	107
Global Industrial Co	4,281	111
GMS Inc *	4,400	333
Gorman-Rupp Co/The	1,860	68

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Graham Corp *	6,061	$239
Greenbrier Cos Inc/The	6,600	297
Healthcare Services Group Inc *	10,241	144
Heidrick & Struggles International Inc	5,747	251
HNI Corp	2,770	129
Huron Consulting Group Inc *	2,253	322
IBEX Holdings Ltd *	10,458	301
IES Holdings Inc *	719	187
Innodata Inc *	6,358	251
Insteel Industries Inc	8,565	300
Interface Inc, Cl A	29,390	590
Intuitive Machines Inc *	5,410	62
Karat Packaging Inc	17,931	564
Karman Holdings Inc *	3,397	146
Kelly Services Inc, Cl A	10,500	123
Kirby Corp *	3,598	398
Korn Ferry	1,340	91
Kratos Defense & Security Solutions Inc *	6,880	254
Leonardo DRS Inc	9,596	406
Limbach Holdings Inc *	2,420	310
Lincoln Electric Holdings Inc	1,120	217
Liquidity Services Inc *	9,240	216
Loar Holdings Inc *	2,120	185
LSI Industries Inc	17,530	285
Luxfer Holdings PLC	17,390	199
Matrix Service Co *	9,230	113
Matson Inc	4,500	508
Maximus Inc	2,940	213
Mayville Engineering Co Inc *	370	6
Mercury Systems Inc *	10,170	501
Microvast Holdings Inc *	34,585	124
Moog Inc, Cl A	1,350	250
MRC Global Inc *	7,440	92
MSA Safety Inc	1,720	280
Mueller Industries Inc	8,750	681
Mueller Water Products Inc, Cl A	22,320	547
National Presto Industries Inc	610	52
NEXTracker Inc, Cl A *	4,347	246
Northwest Pipe Co *	1,020	39
NuScale Power Corp *	6,061	194
Omega Flex Inc	2,410	79
Orion Group Holdings Inc *	28,150	232
Oshkosh Corp	5,900	585
Park Aerospace Corp	2,600	35
Park-Ohio Holdings Corp	15,226	279
Paylocity Holding Corp *	1,430	273
Pitney Bowes Inc	17,597	181
Powell Industries Inc	1,184	201
Preformed Line Products Co	1,636	233
Primoris Services Corp	3,100	224
Quad/Graphics Inc, Cl A	42,000	245
RBC Bearings Inc *	2,628	961
REV Group Inc	4,470	168

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Rocket Lab Corp *	6,755	$181
Rush Enterprises Inc, Cl A	3,840	191
Ryder System Inc	6,060	892
Safe Bulkers Inc	58,300	222
Science Applications International Corp	2,040	236
Shyft Group Inc/The	6,660	70
SkyWest Inc *	2,350	238
Snap-on Inc	870	279
SPX Technologies Inc *	3,874	589
Steelcase Inc, Cl A	20,060	207
Sterling Infrastructure Inc *	2,830	532
Sun Country Airlines Holdings Inc *	63,396	734
Tennant Co	1,280	95
Tetra Tech Inc	7,300	255
Textron Inc	4,670	346
Tutor Perini Corp *	12,959	478
Twin Disc Inc	16,400	119
UFP Industries Inc	2,180	213
UL Solutions Inc, Cl A	3,036	217
Ultralife Corp *	9,606	64
UniFirst Corp/MA	970	183
Upwork Inc *	18,000	279
V2X Inc *	3,360	152
Valmont Industries Inc	20	6
Virco Mfg. Corp	25,438	214
VSE Corp	8,588	1,117
Wabash National Corp	13,147	114
Watts Water Technologies Inc, Cl A	1,432	347
Willdan Group Inc *	10,113	547

		40,961
Information Technology — 11.4%
8x8 Inc *	108,240	178
A10 Networks Inc	7,140	123
ACI Worldwide Inc *	4,830	223
ADTRAN Holdings Inc *	730	6
Aeva Technologies Inc *	4,670	85
Alarm.com Holdings Inc *	2,930	168
Alkami Technology Inc *	27,249	780
Alpha & Omega Semiconductor Ltd *	3,180	68
Amdocs Ltd	3,380	310
Amkor Technology Inc	20,600	371
Appfolio Inc, Cl A *	1,190	251
Applied Optoelectronics Inc *	17,030	263
Arlo Technologies Inc *	12,390	177
Arrow Electronics Inc *	2,020	239
AudioEye Inc *	9,420	115
AvePoint Inc *	8,238	154
Aviat Networks Inc *	8,900	191
Avnet Inc	17,670	884
Backblaze Inc, Cl A *	80,436	459
Badger Meter Inc	5,008	1,243
Bel Fuse Inc, Cl B	4,300	317
Benchmark Electronics Inc	2,760	101

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BigCommerce Holdings Inc *	83,999	$423
Blackbaud Inc *	2,570	160
Box Inc, Cl A *	11,866	449
Calix Inc *	3,972	184
Cerence Inc *	14,770	126
Cirrus Logic Inc *	7,490	737
Clearwater Analytics Holdings Inc, Cl A *	13,380	309
Climb Global Solutions Inc	390	43
CommVault Systems Inc *	7,969	1,460
Consensus Cloud Solutions Inc *	17,015	374
Corsair Gaming Inc *	8,500	75
Credo Technology Group Holding Ltd *	5,065	309
CTS Corp	2,160	88
Diebold Nixdorf Inc *	90	4
Dolby Laboratories Inc, Cl A	3,310	246
Dropbox Inc, Cl A *	370	11
DXC Technology Co *	24,120	367
Dynatrace Inc *	2,960	160
ePlus Inc *	1,820	130
EverCommerce Inc *	12,815	128
F5 Inc *	1,200	342
Gen Digital Inc	9,330	266
Grid Dynamics Holdings Inc *	18,290	229
Hackett Group Inc/The	12,843	315
I3 Verticals Inc, Cl A *	2,040	50
Immersion Corp	56,532	425
InterDigital Inc	824	179
Jabil Inc	2,320	390
JFrog Ltd *	4,229	182
Kimball Electronics Inc *	9,930	180
Kyndryl Holdings Inc *	5,977	233
Life360 Inc *	3,086	196
Manhattan Associates Inc *	770	145
Mirion Technologies Inc, Cl A *	26,043	497
NETGEAR Inc *	10,138	297
NetScout Systems Inc *	4,900	112
Nova Ltd *	1,550	331
Novanta Inc *	1,145	142
NVE Corp	540	38
Olo Inc, Cl A *	54,224	472
OneSpan Inc	21,359	340
Ooma Inc *	20,839	284
OSI Systems Inc *	4,046	887
Ouster Inc *	10,280	126
Pagaya Technologies Ltd, Cl A *	38,320	630
PC Connection Inc	6,065	397
Pegasystems Inc	1,550	152
Photronics Inc *	29,163	487
Plexus Corp *	1,600	210
Porch Group Inc *	30,511	278
Progress Software Corp	960	59
Q2 Holdings Inc *	9,205	806
Qualys Inc *	1,910	265

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Red Violet Inc	13,156	$639
Ribbon Communications Inc *	21,230	72
Rimini Street Inc *	76,089	232
Rubrik Inc, Cl A *	2,823	269
Sanmina Corp *	11,110	941
Sapiens International Corp NV	3,100	89
ScanSource Inc *	9,430	381
SEMrush Holdings Inc, Cl A *	29,162	287
Service Titan Inc *	1,476	163
SkyWater Technology Inc *	17,957	162
SoundThinking Inc *	8,302	129
SPS Commerce Inc *	2,290	322
TTM Technologies Inc *	15,304	457
Turtle Beach Corp *	14,319	164
Ubiquiti Inc	130	51
Varonis Systems Inc, Cl B *	8,135	388
Vertex Inc, Cl A *	9,225	365
Viant Technology Inc, Cl A *	1,340	19
Vontier Corp	10,400	372
Weave Communications Inc *	34,000	328
WM Technology Inc *	280,203	291
Yext Inc *	8,940	60

		28,612
Materials — 3.7%
AdvanSix Inc	8,500	200
Ardagh Metal Packaging SA	158,900	620
Caledonia Mining Corp PLC	31,575	540
Carpenter Technology Corp	1,598	376
Coeur Mining Inc *	22,730	184
Commercial Metals Co	13,200	615
Core Molding Technologies Inc *	15,391	257
Greif Inc, Cl A	9,500	528
Greif Inc, Cl B	1,926	116
Hecla Mining Co	9,610	49
Intrepid Potash Inc *	1,760	66
Koppers Holdings Inc	10,300	316
Kronos Worldwide Inc	8,592	54
Metals Acquisition Ltd, Cl A *	48,724	592
Myers Industries Inc	46,980	596
NewMarket Corp	1,210	779
O-I Glass Inc *	19,200	252
Packaging Corp of America	1,380	267
Perpetua Resources Corp *	16,587	231
Ramaco Resources Inc, Cl A	7,960	72
Ranpak Holdings Corp, Cl A *	27,560	92
Royal Gold Inc	3,225	574
Sensient Technologies Corp	9,044	855
SSR Mining Inc *	12,660	150
SunCoke Energy Inc	60,843	495
Sylvamo Corp	6,460	342

		9,218

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Real Estate — 5.3%
Alexander & Baldwin Inc ‡	6,050	$108
Alexander's Inc ‡	2,613	588
American Assets Trust Inc ‡	24,320	485
American Healthcare REIT Inc ‡	5,675	198
Apple Hospitality REIT Inc ‡	30,900	358
Broadstone Net Lease Inc, Cl A ‡	11,200	178
Camden Property Trust ‡	2,720	320
CBL & Associates Properties Inc ‡	7,640	193
Centerspace ‡	1,460	93
Cousins Properties Inc ‡	8,780	246
CTO Realty Growth Inc ‡	32,720	603
DiamondRock Hospitality Co ‡	34,610	264
Elme Communities ‡	6,710	108
EPR Properties ‡	16,460	917
Equity LifeStyle Properties Inc ‡	1,960	125
Farmland Partners Inc ‡	54,147	613
Federal Realty Investment Trust ‡	170	16
First Industrial Realty Trust Inc ‡	5,590	276
FrontView REIT Inc ‡	26,420	304
FRP Holdings Inc *	1,320	36
Gaming and Leisure Properties Inc ‡	6,240	291
Gladstone Commercial Corp ‡	20,920	300
Global Medical REIT Inc ‡	19,500	124
Highwoods Properties Inc ‡	14,500	431
Industrial Logistics Properties Trust ‡	14,200	47
Innovative Industrial Properties Inc, Cl A ‡	2,800	155
InvenTrust Properties Corp ‡	5,380	151
Kilroy Realty Corp ‡	9,300	299
Kite Realty Group Trust ‡	9,200	204
Landbridge Co LLC, Cl A	1,570	112
LTC Properties Inc ‡	3,150	111
National Health Investors Inc ‡	330	24
NET Lease Office Properties *‡	1,510	47
One Liberty Properties Inc ‡	19,299	472
Orion Office REIT Inc ‡	103,780	198
Outfront Media Inc ‡	13,342	220
Park Hotels & Resorts Inc ‡	20,300	210
Phillips Edison & Co Inc ‡	6,910	245
Piedmont Office Realty Trust Inc, Cl A ‡	22,800	162
Postal Realty Trust Inc, Cl A ‡	40,387	559
PotlatchDeltic Corp ‡	2,210	87
Regency Centers Corp ‡	4,484	324
RLJ Lodging Trust ‡	35,200	257
RMR Group Inc/The, Cl A	2,420	37
Sabra Health Care REIT Inc ‡	41,000	717
Saul Centers Inc ‡	5,520	186
Service Properties Trust ‡	210,180	488
UMH Properties Inc ‡	2,430	41
Uniti Group Inc ‡	34,365	148
Universal Health Realty Income Trust ‡	9,690	385
Whitestone REIT, Cl B ‡	4,270	53

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Small Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Xenia Hotels & Resorts Inc ‡	5,940	$73

		13,187
Utilities — 2.8%
American States Water Co	2,550	201
Avista Corp	5,300	204
Black Hills Corp	4,440	259
Cadiz Inc *	15,561	46
California Water Service Group	3,960	187
Consolidated Water Co Ltd	2,080	56
Genie Energy Ltd, Cl B	2,920	62
Global Water Resources Inc	5,589	57
IDACORP Inc, Cl Rights	1,000	119
MGE Energy Inc	1,780	161
National Fuel Gas Co	20,380	1,682
New Jersey Resources Corp	5,770	265
NiSource Inc	4,220	167
Northwest Natural Holding Co	3,090	126
Northwestern Energy Group Inc	3,940	218
NRG Energy Inc	2,840	443
OGE Energy Corp	7,010	312
Oklo Inc, Cl A *	2,750	145
ONE Gas Inc	330	25
Ormat Technologies Inc	700	52
Otter Tail Corp	2,140	165
Portland General Electric Co	6,270	266
Pure Cycle Corp *	6,650	71
RGC Resources Inc	1,400	29
Spire Inc	3,500	263
Talen Energy Corp *	555	135
UGI Corp	25,250	910
Unitil Corp	2,310	127
York Water Co/The	11,080	362

		7,115
Total Common Stock
(Cost $217,775) ($ Thousands)		244,799

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	5,776,163	5,776
Total Cash Equivalent
(Cost $5,776) ($ Thousands)		5,776
Total Investments in Securities — 99.7%
(Cost $223,551) ($ Thousands)		$250,575

SEI Institutional Investments Trust

A list of the open futures contracts held by the Fund at May 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	38	Jun-2025	$3,864	$3,930	$66

Percentages are based on Net Assets of $251,278 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2025.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	244,799	–	–	244,799
Cash Equivalent	5,776	–	–	5,776
Total Investments in Securities	250,575	–	–	250,575

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	66	–	–	66
Total Other Financial Instruments	66	–	–	66

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2025	Income	Capital Gains
SEI Liquidity Fund, LP	$1	$—	$—	$—	$(1)	$—	$—	$—
SEI Daily Income Trust, Government Fund, Institutional Class	6,091	68,235	(68,550)	—	—	5,776	247	—
Totals	$6,092	$68,235	$(68,550)	$–	$(1)	$5,776	$247	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Small Cap II Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.0%

Communication Services — 2.0%
Advantage Solutions Inc *	41,510	$49
Anterix Inc *	1,660	44
AST SpaceMobile Inc, Cl A *	5,114	118
Bandwidth Inc, Cl A *	6,160	86
Cinemark Holdings Inc	14,967	505
EverQuote Inc, Cl A *	19,851	458
EW Scripps Co/The, Cl A *	52,391	116
Gambling.com Group Ltd *	32,557	384
Gogo Inc *	15,480	164
Grindr Inc *	13,429	328
IDT Corp, Cl B	4,240	261
IMAX Corp *	6,418	179
MediaAlpha Inc, Cl A *	39,660	405
New York Times Co/The, Cl A	13,476	770
Nexstar Media Group Inc, Cl A	4,724	805
Outbrain Inc *	19,984	52
Playstudios Inc *	46,074	62
Spok Holdings Inc	10,400	169
Thryv Holdings Inc *	5,280	70
Townsquare Media Inc, Cl A	9,158	63

		5,088
Consumer Discretionary — 10.6%
Abercrombie & Fitch Co, Cl A *	5,500	432
Adtalem Global Education Inc *	3,162	417
Amer Sports Inc *	6,909	251
American Axle & Manufacturing Holdings Inc *	115,650	508
American Eagle Outfitters Inc	123,974	1,359
American Public Education Inc *	2,620	77
America's Car-Mart Inc/TX *	1,924	96
Biglari Holdings Inc, Cl B *	1,037	256
BJ's Restaurants Inc *	5,516	246
Bloomin' Brands Inc	141,335	1,078
Brinker International Inc *	1,190	205
Brunswick Corp/DE	11,554	585
Build-A-Bear Workshop Inc, Cl A	13,901	710
Cheesecake Factory Inc/The	7,954	439
Churchill Downs Inc	7,555	721
Dave & Buster's Entertainment Inc *	41,260	906
Designer Brands Inc, Cl A	17,110	61
Dick's Sporting Goods Inc	3,274	587
Dine Brands Global Inc	2,290	55
Domino's Pizza Inc	1,879	890
Dorman Products Inc *	5,127	663
Dutch Bros Inc, Cl A *	6,574	475
EVgo Inc, Cl A *	14,200	56
Flexsteel Industries Inc	11,562	351
Gentex Corp	16,940	365
GigaCloud Technology Inc, Cl A *	3,990	70
Grand Canyon Education Inc *	1,699	336
Group 1 Automotive Inc	941	399

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Groupon Inc, Cl A *	23,272	$678
Hooker Furnishings Corp	7,349	72
Hovnanian Enterprises Inc, Cl A *	1,151	104
Inspired Entertainment Inc *	8,155	64
Installed Building Products Inc	3,766	601
Laureate Education Inc, Cl A *	15,403	347
Lincoln Educational Services Corp *	8,660	206
Lindblad Expeditions Holdings Inc *	39,831	418
Marine Products Corp	6,260	52
Modine Manufacturing Co *	7,449	676
Murphy USA Inc	1,391	594
Nathan's Famous Inc	451	48
Ollie's Bargain Outlet Holdings Inc *	2,690	300
OneSpaWorld Holdings Ltd	12,834	242
Perdoceo Education Corp	6,786	231
PlayAGS Inc *	36,007	440
Pool Corp	2,333	701
Rocky Brands Inc	3,250	74
Rush Street Interactive Inc *	18,600	236
Steven Madden Ltd	11,451	282
Stoneridge Inc *	18,870	95
Stride Inc *	2,807	425
ThredUp Inc, Cl A *	65,440	471
Travel + Leisure Co	16,002	777
Udemy Inc *	28,650	210
Universal Technical Institute Inc *	8,590	305
Urban Outfitters Inc *	22,906	1,601
Valvoline Inc *	13,289	460
Visteon Corp *	9,202	777
Whirlpool Corp	17,051	1,332
Wingstop Inc	2,877	983
Xponential Fitness Inc, Cl A *	16,630	150
YETI Holdings Inc *	4,567	140

		26,686
Consumer Staples — 3.3%
BJ's Wholesale Club Holdings Inc *	2,959	335
Casey's General Stores Inc	2,092	916
Celsius Holdings Inc *	7,610	288
Central Garden & Pet Co *	1,760	63
Chefs' Warehouse Inc/The *	3,455	220
Herbalife Ltd *	29,150	228
HF Foods Group Inc *	40,720	155
Honest Co Inc/The *	31,190	157
Ingles Markets Inc, Cl A	2,149	134
Ingredion Inc	3,940	548
Lancaster Colony Corp	1,904	319
Lifeway Foods Inc *	8,202	185
MGP Ingredients Inc	3,093	91
Mission Produce Inc *	34,640	387
Natural Grocers by Vitamin Cottage Inc	6,994	342
Performance Food Group Co *	7,966	713
Pilgrim's Pride Corp	8,773	431
PriceSmart Inc	10,502	1,134

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Primo Brands Corp	5,111	$169
Sprouts Farmers Market Inc *	2,088	361
SunOpta Inc *	9,130	57
TreeHouse Foods Inc *	14,505	326
Turning Point Brands Inc	4,656	346
Village Super Market Inc, Cl A	8,296	320
Vital Farms Inc *	3,349	107

		8,332
Energy — 4.6%
Antero Midstream Corp	16,385	308
Archrock Inc	6,453	161
Aris Water Solutions Inc, Cl A	6,228	137
Atlas Energy Solutions Inc, Cl A	32,962	400
Berry Corp	50,520	121
BKV Corp *	6,810	146
Cactus Inc, Cl A	12,337	506
Centrus Energy Corp, Cl A *	1,872	238
ChampionX Corp	34,505	831
Civitas Resources Inc	13,872	380
CNX Resources Corp *	36,342	1,173
Comstock Resources Inc *	9,844	229
Delek US Holdings Inc	116,684	2,246
Excelerate Energy Inc, Cl A	10,138	285
Expro Group Holdings NV *	35,910	299
Gulfport Energy Corp *	1,158	222
Hallador Energy Co *	10,854	187
Innovex International Inc *	4,420	61
Matador Resources Co	16,390	705
Northern Oil & Gas Inc	34,418	915
Permian Resources Corp, Cl A	57,348	723
Riley Exploration Permian Inc	11,399	292
Sable Offshore Corp *	7,364	212
Solaris Energy Infrastructure Inc, Cl A	9,538	262
Teekay Corp	57,793	488

		11,527
Financials — 22.0%
Alerus Financial Corp	13,437	282
Amalgamated Financial Corp	13,688	414
Associated Banc-Corp	27,544	638
Atlanticus Holdings Corp *	8,225	403
Axis Capital Holdings Ltd	3,059	317
Banco Latinoamericano de Comercio Exterior SA	6,420	263
Bank7 Corp	9,064	350
BayCom Corp	4,397	116
Bowhead Specialty Holdings Inc *	4,317	161
Bridgewater Bancshares Inc *	10,710	157
Business First Bancshares Inc	13,830	329
Camden National Corp	6,830	269
Capital Bancorp Inc	3,620	117
Capital City Bank Group Inc	1,730	65
Carter Bankshares Inc *	6,838	112

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chimera Investment Corp ‡	21,506	$283
City Holding Co	3,257	384
CNB Financial Corp/PA	4,080	88
CNO Financial Group Inc	46,643	1,771
Cohen & Steers Inc	10,331	794
Colony Bankcorp Inc	12,280	188
Columbia Banking System Inc	120,080	2,807
Comerica Inc	31,045	1,772
Community Trust Bancorp Inc	1,520	78
Crawford & Co, Cl A	14,408	150
Dave Inc *	1,555	312
Diamond Hill Investment Group Inc	2,942	416
Donegal Group Inc, Cl A	10,938	221
Enova International Inc *	1,440	133
Esquire Financial Holdings Inc	2,958	268
FactSet Research Systems Inc	1,575	722
Farmers National Banc Corp	4,743	63
First American Financial Corp	8,487	474
First Busey Corp	5,042	112
First Business Financial Services Inc	1,800	88
First Commonwealth Financial Corp	69,129	1,080
First Community Bankshares Inc	5,630	212
First Financial Corp/IN	3,760	195
First Horizon Corp	46,590	926
First Interstate BancSystem Inc, Cl A	28,532	775
First Western Financial Inc *	2,940	61
FirstCash Holdings Inc	2,727	349
Five Star Bancorp	5,350	150
FNB Corp/PA	117,060	1,624
Forge Global Holdings Inc *	6,730	94
Great Southern Bancorp Inc	2,750	154
Guaranty Bancshares Inc/TX	3,610	149
Hamilton Lane Inc, Cl A	6,165	919
Hanover Insurance Group Inc/The	5,629	991
HBT Financial Inc	10,929	256
HCI Group Inc	3,610	609
Heritage Insurance Holdings Inc *	21,636	529
Home BancShares Inc/AR	33,532	949
HomeTrust Bancshares Inc	6,602	238
Independent Bank Corp	12,021	739
Independent Bank Corp/MI	5,005	158
International Money Express Inc *	14,880	164
Jack Henry & Associates Inc	4,999	906
Jackson Financial Inc, Cl A	25,076	2,054
Kinsale Capital Group Inc	1,846	871
LendingTree Inc *	5,218	183
Lincoln National Corp	55,640	1,844
Mercantile Bank Corp	5,061	223
Metrocity Bankshares Inc	2,599	73
MGIC Investment Corp	25,572	676
MidWestOne Financial Group Inc	1,180	34
Morningstar Inc	2,611	805
National Bank Holdings Corp, Cl A	15,979	578

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NerdWallet Inc, Cl A *	38,587	$407
New York Community Bancorp Inc	55,198	636
New York Mortgage Trust Inc ‡	41,960	274
NewtekOne Inc	12,636	137
NMI Holdings Inc, Cl A *	11,242	447
Northrim BanCorp Inc	2,897	265
OFG Bancorp	9,701	399
Old National Bancorp/IN	129,900	2,710
Old Second Bancorp Inc	11,880	196
Orchid Island Capital Inc, Cl A ‡	48,130	329
Orrstown Financial Services Inc	13,246	398
Palomar Holdings Inc, Cl A *	2,799	480
Pathward Financial Inc	2,201	172
Paymentus Holdings Inc, Cl A *	7,647	292
Peoples Bancorp Inc/OH	2,190	64
Peoples Bancorp of North Carolina Inc	2,478	68
Pinnacle Financial Partners Inc	8,790	934
Ponce Financial Group Inc *	12,861	172
Primerica Inc	2,322	628
Prosperity Bancshares Inc	11,495	801
Red River Bancshares Inc	1,612	90
Regional Management Corp	5,024	133
Republic Bancorp Inc/KY, Cl A	4,280	293
Root Inc/OH, Cl A *	2,015	264
Selectquote Inc *	172,810	375
Sezzle Inc *	3,432	366
Shore Bancshares Inc	5,160	75
Sierra Bancorp	10,300	282
SiriusPoint Ltd *	17,240	338
Skyward Specialty Insurance Group Inc *	5,180	328
SLM Corp	11,249	364
SmartFinancial Inc	11,624	369
Southern Missouri Bancorp Inc	3,452	182
Southern States Bancshares Inc	3,257	112
Starwood Property Trust Inc ‡	32,645	645
StoneX Group Inc *	4,204	356
Sunrise Realty Trust Inc ‡	5,927	64
United Fire Group Inc	8,500	242
Unity Bancorp Inc	1,120	49
Universal Insurance Holdings Inc	9,761	265
Univest Financial Corp	21,961	648
USCB Financial Holdings Inc	4,710	78
Valley National Bancorp	69,539	611
Voya Financial Inc	10,914	726
Waterstone Financial Inc	4,624	60
Westamerica BanCorp	6,252	300
Wintrust Financial Corp	10,135	1,210
World Acceptance Corp *	3,350	517
Zions Bancorp NA	32,595	1,544

		55,380
Health Care — 11.9%
Accuray Inc *	35,525	54
Actinium Pharmaceuticals Inc *	33,030	51

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Adaptive Biotechnologies Corp *	24,253	$231
Addus HomeCare Corp *	3,403	377
ADMA Biologics Inc *	12,504	248
Akebia Therapeutics Inc *	108,530	329
Alector Inc *	43,772	58
Alumis Inc *	40,756	143
ALX Oncology Holdings Inc *	148,220	72
AnaptysBio Inc *	5,410	120
ANI Pharmaceuticals Inc *	3,269	192
Ardent Health Partners Inc *	30,640	444
Avanos Medical Inc *	36,238	455
Aveanna Healthcare Holdings Inc *	58,530	312
BioCryst Pharmaceuticals Inc *	25,243	271
Biote Corp, Cl A *	44,920	155
Bioventus Inc, Cl A *	30,340	197
Black Diamond Therapeutics Inc *	41,550	91
Bridgebio Pharma Inc *	6,595	226
BrightSpring Health Services Inc *	10,035	239
Cabaletta Bio Inc *	29,480	55
Catalyst Pharmaceuticals Inc *	10,896	272
Chemed Corp	1,484	853
ChromaDex Corp *	47,575	515
Coherus Biosciences Inc *	86,440	67
Collegium Pharmaceutical Inc *	38,875	1,133
Community Health Systems Inc *	21,620	84
Corcept Therapeutics Inc *	5,292	410
Cross Country Healthcare Inc *	34,640	457
Day One Biopharmaceuticals Inc *	16,510	105
Delcath Systems Inc *	12,330	200
Editas Medicine Inc, Cl A *	48,076	83
Embecta Corp	10,290	108
Encompass Health Corp	20,241	2,447
Enhabit Inc *	25,910	272
Ensign Group Inc/The	7,245	1,067
Entrada Therapeutics Inc *	8,419	64
Envista Holdings Corp *	13,449	246
Eton Pharmaceuticals Inc *	9,809	185
Evolus Inc *	15,822	145
Generation Bio Co *	180,772	68
Globus Medical Inc, Cl A *	6,699	396
GRAIL Inc *	7,253	279
Haemonetics Corp *	8,631	584
HealthStream Inc	2,446	69
Heron Therapeutics Inc *	51,930	98
Hims & Hers Health Inc *	7,996	452
InfuSystem Holdings Inc *	10,318	60
Inmode Ltd *	33,210	487
Integra LifeSciences Holdings Corp *	16,049	203
iRadimed Corp	8,281	479
iRhythm Technologies Inc *	2,579	362
Ironwood Pharmaceuticals Inc, Cl A *	311,623	187
Joint Corp/The *	14,570	156
Keros Therapeutics Inc *	11,990	170

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kiniksa Pharmaceuticals International Plc, Cl A *	17,397	$476
Kura Oncology Inc *	17,140	97
LeMaitre Vascular Inc	9,816	807
LifeMD Inc *	25,451	311
Mesa Laboratories Inc	790	79
Mineralys Therapeutics Inc *	12,899	201
National Research Corp, Cl A	4,200	57
Nkarta Inc *	33,760	59
OptimizeRx Corp *	6,719	82
Option Care Health Inc *	15,893	519
Organogenesis Holdings Inc, Cl A *	91,565	251
Owens & Minor Inc *	22,738	150
Pacira BioSciences Inc *	9,310	241
PACS Group Inc *	46,110	457
Pennant Group Inc/The *	7,390	212
Perrigo Co PLC	25,267	676
Phibro Animal Health Corp, Cl A	16,330	399
Prestige Consumer Healthcare Inc *	13,734	1,177
Protagonist Therapeutics Inc *	5,432	258
Puma Biotechnology Inc *	127,224	417
Quest Diagnostics Inc	4,757	825
QuidelOrtho Corp *	8,441	259
Relay Therapeutics Inc *	19,540	59
Replimune Group Inc, Cl Rights *	13,810	124
Rigel Pharmaceuticals Inc *	20,070	385
Scholar Rock Holding Corp *	4,672	136
SIGA Technologies Inc	54,340	325
Soleno Therapeutics Inc *	3,225	237
STERIS PLC	3,908	958
Summit Therapeutics Inc *	7,788	142
Tactile Systems Technology Inc *	5,564	55
Talkspace Inc *	19,180	61
Taysha Gene Therapies Inc *	43,498	118
TG Therapeutics Inc *	8,356	293
Theravance Biopharma Inc *	7,630	70
Treace Medical Concepts Inc *	10,025	58
Trevi Therapeutics Inc *	34,421	224
US Physical Therapy Inc	9,640	723
Utah Medical Products Inc	4,682	258
Verve Therapeutics Inc *	31,340	139
Viemed Healthcare Inc *	12,423	83
Waystar Holding Corp *	6,322	253
Xeris Biopharma Holdings Inc *	55,830	276

		30,070
Industrials — 18.2%
AerSale Corp *	12,970	76
Air Lease Corp, Cl A	24,123	1,390
Alta Equipment Group Inc	9,690	46
Archer Aviation Inc, Cl A *	23,227	234
Argan Inc	2,205	464
Astec Industries Inc	50,058	1,967
Astronics Corp *	13,317	416

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ATI Inc *	4,600	$366
Atkore Inc	13,825	900
AZEK Co Inc/The, Cl A *	5,875	291
Barrett Business Services Inc	5,582	231
Booz Allen Hamilton Holding Corp, Cl A	6,604	702
Bowman Consulting Group Ltd, Cl A *	8,090	203
Brookfield Business Corp, Cl A	8,106	231
BROOKFIELD INFRASTRUCTURE-A, Cl A	21,570	854
BWX Technologies Inc	8,985	1,129
Byrna Technologies Inc *	972	26
CACI International Inc, Cl A *	1,874	802
Carlisle Cos Inc	2,333	887
Casella Waste Systems Inc, Cl A *	3,459	405
Clean Harbors Inc *	3,460	785
Commercial Vehicle Group Inc *	54,335	71
Concentrix Corp	14,883	833
Construction Partners Inc, Cl A *	3,366	352
Custom Truck One Source Inc *	12,240	53
Driven Brands Holdings Inc *	15,793	281
Dycom Industries Inc *	1,949	448
Enerpac Tool Group Corp, Cl A	11,012	472
Ennis Inc	5,295	99
Enpro Inc	4,879	903
Enviri Corp *	33,356	272
ESCO Technologies Inc	2,182	395
ExlService Holdings Inc *	21,607	994
Frontier Group Holdings Inc *	70,911	285
Gates Industrial Corp PLC *	49,109	1,039
GEO Group Inc/The *	6,430	174
GFL Environmental Inc	18,632	940
Global Industrial Co	2,976	78
Graham Corp *	4,814	190
Healthcare Services Group Inc *	16,711	236
Heidrick & Struggles International Inc	3,043	133
Hexcel Corp	18,898	1,000
Huron Consulting Group Inc *	9,242	1,320
IBEX Holdings Ltd *	8,905	256
IES Holdings Inc *	1,173	305
Innodata Inc *	4,742	187
Insteel Industries Inc	7,010	245
Interface Inc, Cl A	9,720	195
Intuitive Machines Inc *	4,590	52
ITT Inc	4,813	725
Karat Packaging Inc	8,443	266
Karman Holdings Inc *	5,543	238
Korn Ferry	9,149	622
Kratos Defense & Security Solutions Inc *	11,255	415
Landstar System Inc	5,126	703
Leonardo DRS Inc	8,690	368
Limbach Holdings Inc *	3,207	411
Liquidity Services Inc *	7,690	180
Loar Holdings Inc *	3,459	301
LSI Industries Inc	14,810	241

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Luxfer Holdings PLC	12,950	$148
Matrix Service Co *	6,650	81
Microvast Holdings Inc *	56,440	203
NEXTracker Inc, Cl A *	7,094	402
Nordson Corp	3,585	760
NuScale Power Corp *	9,893	316
nVent Electric PLC	14,693	967
Omega Flex Inc	1,800	59
Orion Group Holdings Inc *	22,920	189
Park-Ohio Holdings Corp	6,186	113
Pitney Bowes Inc	28,682	295
Powell Industries Inc	1,007	171
Preformed Line Products Co	1,219	174
Regal Rexnord Corp	3,358	448
REV Group Inc	7,295	273
Rocket Lab Corp *	11,041	296
Sensata Technologies Holding PLC	25,352	661
Shyft Group Inc/The	5,000	52
Standex International Corp	10,053	1,517
Steelcase Inc, Cl A	16,752	173
Sun Country Airlines Holdings Inc *	32,123	372
Terex Corp	12,984	584
Tetra Tech Inc	21,684	758
TransUnion	8,059	690
Tutor Perini Corp *	14,377	530
Twin Disc Inc	14,280	104
UFP Industries Inc	6,029	588
UL Solutions Inc, Cl A	4,953	354
Ultralife Corp *	8,256	55
UniFirst Corp/MA	4,019	758
V2X Inc *	1,590	72
Valmont Industries Inc	5,318	1,691
Virco Mfg. Corp	20,714	174
VSE Corp	2,294	298
Watts Water Technologies Inc, Cl A	1,685	408
WESCO International Inc	11,224	1,884
Willdan Group Inc *	9,697	524

		45,825
Information Technology — 10.1%
8x8 Inc *	89,780	147
Aeva Technologies Inc *	3,950	72
Alkami Technology Inc *	5,437	156
Alpha & Omega Semiconductor Ltd *	2,780	59
Applied Optoelectronics Inc *	14,200	219
Arlo Technologies Inc *	10,580	151
AudioEye Inc *	8,010	98
AvePoint Inc *	13,446	251
Backblaze Inc, Cl A *	67,201	383
Badger Meter Inc	1,779	442
Belden Inc	3,255	346
Bentley Systems Inc, Cl B	16,398	783
BigCommerce Holdings Inc *	65,937	332
Box Inc, Cl A *	9,380	355

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Calix Inc *	6,483	$300
Cerence Inc *	12,290	105
Clear Secure Inc, Cl A	30,550	756
Clearfield Inc *	4,742	176
Cognex Corp	18,844	565
Cohu Inc *	19,377	331
CommVault Systems Inc *	2,375	435
Consensus Cloud Solutions Inc *	5,531	121
Corsair Gaming Inc *	7,240	64
Diodes Inc *	8,321	369
EverCommerce Inc *	9,606	96
Hackett Group Inc/The	7,320	179
Harmonic Inc *	72,363	653
Immersion Corp	48,030	361
InterDigital Inc	1,349	293
JFrog Ltd *	6,901	296
Kulicke & Soffa Industries Inc	16,814	541
Kyndryl Holdings Inc *	9,765	381
Life360 Inc *	5,036	320
Littelfuse Inc	4,199	861
Lumentum Holdings Inc *	15,635	1,130
Mirion Technologies Inc, Cl A *	15,879	303
NETGEAR Inc *	9,144	268
Olo Inc, Cl A *	59,162	515
OneSpan Inc	15,040	240
Ooma Inc *	17,174	234
Open Text Corp	31,585	894
OSI Systems Inc *	1,926	422
Ouster Inc *	8,680	106
Pagaya Technologies Ltd, Cl A *	31,880	524
PC Connection Inc	3,310	216
Photronics Inc *	97,285	1,626
Porch Group Inc *	40,532	370
Power Integrations Inc	15,198	756
Red Violet Inc	9,931	482
Ribbon Communications Inc *	17,780	60
Rimini Street Inc *	65,389	199
Rogers Corp *	5,281	352
Rubrik Inc, Cl A *	4,601	439
SEMrush Holdings Inc, Cl A *	22,544	222
Service Titan Inc *	2,408	266
Silicon Laboratories Inc *	5,038	607
Silicon Motion Technology Corp ADR	28,315	1,733
SkyWater Technology Inc *	13,877	125
SoundThinking Inc *	6,821	106
TTM Technologies Inc *	11,918	356
Turtle Beach Corp *	12,074	139
Universal Display Corp	5,316	762
Viavi Solutions Inc *	62,665	571
Weave Communications Inc *	28,450	275
WM Technology Inc *	232,635	242

		25,537

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Materials — 5.9%
Ardagh Metal Packaging SA	130,590	$509
Axalta Coating Systems Ltd *	8,010	247
Cabot Corp	17,260	1,289
Caledonia Mining Corp PLC	26,237	449
Carpenter Technology Corp	2,605	612
Cleveland-Cliffs Inc *	212,477	1,239
Commercial Metals Co	37,428	1,744
FMC Corp	44,898	1,821
Greif Inc, Cl B	2,414	145
Hudbay Minerals Inc	79,545	710
Ingevity Corp *	7,480	309
Innospec Inc	3,155	268
Intrepid Potash Inc *	1,460	55
Kronos Worldwide Inc	7,154	45
Metals Acquisition Ltd, Cl A *	40,719	495
Myers Industries Inc	38,990	495
NewMarket Corp	475	306
O-I Glass Inc *	24,076	316
Perpetua Resources Corp *	20,427	284
Quaker Chemical Corp	5,090	552
Ramaco Resources Inc, Cl A	6,570	59
Ranpak Holdings Corp, Cl A *	23,090	77
Reliance Inc	3,575	1,047
Royal Gold Inc	5,388	960
Sensient Technologies Corp	3,597	340
Silgan Holdings Inc	9,259	510
SunCoke Energy Inc	17,521	143

		15,026
Real Estate — 4.8%
Agree Realty Corp ‡	11,480	864
Alexander's Inc ‡	2,134	481
American Healthcare REIT Inc ‡	9,284	324
CBL & Associates Properties Inc ‡	4,090	103
COPT Defense Properties ‡	21,358	586
CTO Realty Growth Inc ‡	40,401	744
Farmland Partners Inc ‡	44,328	502
FirstService Corp	4,211	739
FrontView REIT Inc ‡	21,810	251
Highwoods Properties Inc ‡	57,671	1,713
Landbridge Co LLC, Cl A	2,567	183
National Storage Affiliates Trust ‡	17,760	611
Newmark Group Inc, Cl A	79,111	871
One Liberty Properties Inc ‡	14,191	347
Orion Office REIT Inc ‡	86,180	165
Postal Realty Trust Inc, Cl A ‡	30,914	428
Ryman Hospitality Properties Inc ‡	8,786	853
Saul Centers Inc ‡	3,202	108
Service Properties Trust ‡	158,140	367
STAG Industrial Inc ‡	19,825	705
Terreno Realty Corp ‡	13,999	790

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Universal Health Realty Income Trust ‡	7,420	$295

		12,030
Utilities — 1.6%
Black Hills Corp	6,232	364
Cadiz Inc *	12,792	38
Chesapeake Utilities Corp	6,726	822
Global Water Resources Inc	4,526	46
IDACORP Inc, Cl Rights	7,368	876
National Fuel Gas Co	4,356	360
Oklo Inc, Cl A *	4,489	237
Portland General Electric Co	10,531	446
Pure Cycle Corp *	5,650	60
Spire Inc	4,532	341
Talen Energy Corp *	909	222
York Water Co/The	7,820	255

		4,067
Total Common Stock
(Cost $206,058) ($ Thousands)		239,568

EXCHANGE-TRADED FUND — 0.3%

Equity — 0.3%
iShares Russell 2000 Value ETF	4,858	733

Total Exchange-Traded Fund
(Cost $802) ($ Thousands)		733

CASH EQUIVALENT — 4.3%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	10,894,374	10,894
Total Cash Equivalent
(Cost $10,894) ($ Thousands)		10,894
Total Investments in Securities — 99.6%
(Cost $217,754) ($ Thousands)		$251,195

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Small Cap II Fund (Concluded)

A list of the open futures contracts held by the Fund at May 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	87	Jun-2025	$8,644	$8,997	$353

Percentages are based on Net Assets of $252,161 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	239,568	–	–	239,568
Exchange-Traded Fund	733	–	–	733
Cash Equivalent	10,894	–	–	10,894
Total Investments in Securities	251,195	–	–	251,195

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	353	–	–	353
Total Other Financial Instruments	353	–	–	353

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2025	Income	Capital Gains
SEI Liquidity Fund, LP	$1	$—	$(3)	$(2)	$4	$—	$—	$—
SEI Daily Income Trust, Government Fund, Institutional Class	5,983	82,796	(77,885)	—	—	10,894	344	—
Totals	$5,984	$82,796	$(77,888)	$(2)	$4	$10,894	$344	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Small/Mid Cap Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.4%

Communication Services — 2.2%
AMC Networks Inc, Cl A *	22,800	$151
EverQuote Inc, Cl A *	46,930	1,082
Fox Corp	57,100	3,137
Marcus Corp/The	60,270	1,114
MediaAlpha Inc, Cl A *	113,000	1,153
New York Times Co/The, Cl A	45,982	2,626
Nexstar Media Group Inc, Cl A	27,148	4,627
Playtika Holding Corp	56,700	269
QuinStreet Inc *	65,780	1,004
Shutterstock Inc	19,900	367
Sirius XM Holdings Inc	31,600	685
TEGNA Inc	49,300	824
Yelp Inc, Cl A *	31,100	1,187

		18,226
Consumer Discretionary — 11.1%
Academy Sports & Outdoors Inc	14,800	605
ADT Inc	244,480	2,034
Adtalem Global Education Inc *	10,168	1,342
American Axle & Manufacturing Holdings Inc *	54,700	240
Autoliv Inc	12,100	1,244
AutoNation Inc *	6,200	1,140
BJ's Restaurants Inc *	31,790	1,418
Bloomin' Brands Inc	53,700	410
Boot Barn Holdings Inc *	11,555	1,852
BorgWarner Inc	45,300	1,499
Brinker International Inc *	17,525	3,025
Brunswick Corp/DE	47,434	2,401
Buckle Inc/The	28,600	1,219
Burlington Stores Inc *	13,732	3,135
Capri Holdings Ltd *	18,100	328
Carter's Inc	12,100	380
Carvana Co, Cl A *	3,900	1,276
Churchill Downs Inc	25,783	2,462
Crocs Inc *	14,400	1,469
Dick's Sporting Goods Inc	17,757	3,185
Domino's Pizza Inc	6,418	3,041
Dorman Products Inc *	10,850	1,403
Expedia Group Inc	5,700	950
Frontdoor Inc *	21,730	1,195
Gap Inc/The	91,050	2,031
G-III Apparel Group Ltd *	40,550	1,178
Goodyear Tire & Rubber Co/The *	71,642	817
Group 1 Automotive Inc	11,490	4,871
Harley-Davidson Inc	60,400	1,462
Haverty Furniture Cos Inc	38,200	801
Jack in the Box Inc	7,184	136
JAKKS Pacific Inc	15,700	316
Kohl's Corp	24,700	201
LCI Industries	11,580	1,009
Life Time Group Holdings Inc *	36,950	1,057

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Macy's Inc	43,100	$512
Mattel Inc *	78,600	1,489
MGM Resorts International *	44,200	1,399
Modine Manufacturing Co *	4,934	448
Mohawk Industries Inc *	7,800	785
National Vision Holdings Inc *	62,580	1,240
ODP Corp/The *	35,700	587
Ollie's Bargain Outlet Holdings Inc *	39,330	4,383
Perdoceo Education Corp	45,800	1,559
Phinia Inc	27,000	1,172
Polaris Inc	8,100	318
Pool Corp	17,462	5,249
PulteGroup Inc	18,600	1,823
PVH Corp	13,300	1,114
Rush Street Interactive Inc *	97,970	1,243
SharkNinja Inc *	11,800	1,085
Standard Motor Products Inc	39,950	1,210
Tapestry Inc	21,600	1,697
Toll Brothers Inc	32,400	3,378
Travel + Leisure Co	87,957	4,272
Upbound Group Inc, Cl A	38,200	876
Urban Outfitters Inc *	21,000	1,468
Whirlpool Corp	14,400	1,125
Wingstop Inc	10,178	3,478
Winnebago Industries Inc	11,200	380

		93,422
Consumer Staples — 4.0%
Albertsons Cos Inc, Cl A	127,200	2,828
Bunge Global SA	12,000	938
Casey's General Stores Inc	12,759	5,585
Chefs' Warehouse Inc/The *	18,440	1,176
Church & Dwight Co Inc	32,669	3,212
Conagra Brands Inc	38,100	872
Fresh Del Monte Produce Inc	39,700	1,402
Herbalife Ltd *	77,800	608
Ingredion Inc	25,600	3,561
J & J Snack Foods Corp	12,395	1,427
Molson Coors Beverage Co, Cl B	44,100	2,363
Post Holdings Inc *	9,720	1,075
PriceSmart Inc	26,141	2,823
SpartanNash Co	30,100	586
Sprouts Farmers Market Inc *	18,892	3,266
United Natural Foods Inc *	45,010	1,376
Vital Farms Inc *	26,971	859

		33,957
Energy — 3.3%
APA Corp	51,662	879
Archrock Inc	56,190	1,399
Aris Water Solutions Inc, Cl A	35,960	793
Atlas Energy Solutions Inc, Cl A	112,450	1,366
Cactus Inc, Cl A	10,600	435
California Resources Corp	27,800	1,228

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ChampionX Corp	78,461	$1,889
Chesapeake Energy Corp	10,650	1,237
Civitas Resources Inc	39,600	1,084
CNX Resources Corp *	26,100	842
Excelerate Energy Inc, Cl A	39,310	1,106
Gulfport Energy Corp *	6,300	1,206
Helmerich & Payne Inc	27,900	425
HF Sinclair Corp	52,100	1,882
Magnolia Oil & Gas Corp, Cl A	50,270	1,081
Matador Resources Co	127,752	5,495
Murphy Oil Corp	49,161	1,029
Northern Oil & Gas Inc	63,556	1,689
Scorpio Tankers Inc	18,000	715
SM Energy Co	19,200	450
World Kinect Corp	53,900	1,476

		27,706
Financials — 16.9%
1st Source Corp	18,960	1,148
Affiliated Managers Group Inc	5,900	1,038
Ally Financial Inc	40,300	1,411
Annaly Capital Management Inc ‡	32,200	610
Ares Capital Corp	35,700	787
Associated Banc-Corp	54,400	1,260
Banco Latinoamericano de Comercio Exterior SA	41,700	1,711
Banner Corp	18,890	1,165
Blue Owl Capital Corp	69,500	1,018
Bread Financial Holdings Inc	23,000	1,179
Central Pacific Financial Corp	40,750	1,088
Chimera Investment Corp ‡	72,000	949
Citizens Financial Group Inc	77,700	3,135
CNA Financial Corp	18,800	901
CNO Financial Group Inc	79,400	3,014
Cohen & Steers Inc	35,235	2,708
Comerica Inc	30,100	1,718
Corpay Inc *	3,700	1,203
Employers Holdings Inc	25,650	1,248
Enact Holdings Inc	30,500	1,080
Enova International Inc *	14,540	1,347
Enterprise Financial Services Corp	21,370	1,131
Equitable Holdings Inc	15,800	835
Essent Group Ltd	17,600	1,021
Euronet Worldwide Inc *	11,000	1,191
Everest Group Ltd	2,600	903
EVERTEC Inc	32,300	1,170
FactSet Research Systems Inc	5,383	2,467
Fidelis Insurance Holdings Ltd	46,400	811
Fifth Third Bancorp	48,400	1,848
First BanCorp/Puerto Rico	62,130	1,241
First Busey Corp	27,700	613
First Financial Bancorp	47,460	1,147
First Financial Bankshares Inc	85,600	3,018
First Horizon Corp	105,800	2,103

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
FNB Corp/PA	81,000	$1,124
FS KKR Capital Corp	35,800	759
Fulton Financial Corp	56,300	971
Globe Life Inc	12,500	1,523
Green Dot Corp, Cl A *	108,500	1,003
Hamilton Lane Inc, Cl A	24,437	3,641
Hancock Whitney Corp	27,200	1,487
Hanmi Financial Corp	62,800	1,439
HCI Group Inc	9,200	1,553
Home BancShares Inc/AR	114,690	3,245
Horace Mann Educators Corp	30,930	1,343
International Money Express Inc *	46,200	510
Jack Henry & Associates Inc	17,125	3,103
Jackson Financial Inc, Cl A	13,800	1,130
Janus Henderson Group PLC	30,000	1,090
Kinsale Capital Group Inc	13,857	6,540
Lincoln National Corp	20,780	689
MarketAxess Holdings Inc	6,497	1,406
MGIC Investment Corp	125,680	3,324
Moelis & Co, Cl A	27,400	1,565
Morningstar Inc	8,902	2,746
Navient Corp	65,200	876
NCR Atleos Corp *	8,100	215
Nicolet Bankshares Inc	12,160	1,491
NMI Holdings Inc, Cl A *	30,690	1,219
Oaktree Specialty Lending Corp	53,000	775
OFG Bancorp	42,300	1,740
Old Republic International Corp	67,220	2,541
Origin Bancorp Inc	34,480	1,175
Palomar Holdings Inc, Cl A *	23,185	3,976
Piper Sandler Cos	5,805	1,460
Popular Inc	24,900	2,578
Preferred Bank/Los Angeles CA	10,240	856
Primerica Inc	7,926	2,145
PROG Holdings Inc	36,500	1,052
Prosperity Bancshares Inc	39,231	2,732
Radian Group Inc	40,700	1,390
Regions Financial Corp	63,600	1,364
Reinsurance Group of America Inc, Cl A	11,900	2,419
Rithm Capital Corp ‡	85,300	951
Root Inc/OH, Cl A *	8,610	1,128
Ryan Specialty Holdings Inc, Cl A	49,470	3,541
Skyward Specialty Insurance Group Inc *	21,696	1,374
Stifel Financial Corp	20,288	1,912
Synovus Financial Corp	19,300	923
Trustmark Corp	36,720	1,265
UMB Financial Corp	12,060	1,244
Universal Insurance Holdings Inc	7,500	204
Unum Group	39,000	3,187
Upstart Holdings Inc *	15,370	725
Victory Capital Holdings Inc, Cl A	22,000	1,364
Virtu Financial Inc, Cl A	32,520	1,307
Western Union Co/The	87,100	808

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zions Bancorp NA	44,500	$2,108

		141,453
Health Care — 10.9%
Amneal Pharmaceuticals Inc *	162,640	1,191
ANI Pharmaceuticals Inc *	14,850	872
Arcutis Biotherapeutics Inc *	91,570	1,194
Axsome Therapeutics Inc *	6,395	672
Baxter International Inc	48,100	1,467
Bio-Techne Corp	37,968	1,838
Blueprint Medicines Corp *	9,368	949
CareDx Inc *	35,335	600
Certara Inc *	148,784	1,690
Chemed Corp	5,079	2,920
DaVita Inc *	9,700	1,322
Encompass Health Corp	36,155	4,371
Ensign Group Inc/The	56,986	8,392
Exelixis Inc *	76,900	3,310
GeneDx Holdings Corp, Cl A *	12,540	893
Globus Medical Inc, Cl A *	38,705	2,291
Halozyme Therapeutics Inc *	16,080	902
Harmony Biosciences Holdings Inc *	35,400	1,221
HealthEquity Inc *	24,673	2,482
Incyte Corp *	23,600	1,535
Insmed Inc *	19,508	1,360
Inspire Medical Systems Inc *	6,820	942
Integer Holdings Corp *	23,745	2,820
Ironwood Pharmaceuticals Inc, Cl A *	97,700	59
Jazz Pharmaceuticals PLC *	27,200	2,939
Lantheus Holdings Inc *	9,278	701
LeMaitre Vascular Inc	33,476	2,752
Ligand Pharmaceuticals Inc *	10,002	1,022
Merit Medical Systems Inc *	30,162	2,866
Option Care Health Inc *	99,042	3,237
Organon & Co	106,100	978
Pediatrix Medical Group Inc *	78,500	1,111
Perrigo Co PLC	86,328	2,311
Premier Inc, Cl A	49,700	1,142
Protagonist Therapeutics Inc *	10,679	507
PTC Therapeutics Inc *	25,800	1,252
Quest Diagnostics Inc	16,251	2,817
RadNet Inc *	23,170	1,332
Repligen Corp *	24,264	2,865
Rhythm Pharmaceuticals Inc *	12,405	761
STERIS PLC	13,353	3,274
Supernus Pharmaceuticals Inc *	13,180	418
Tenet Healthcare Corp *	8,300	1,401
United Therapeutics Corp *	11,168	3,561
Universal Health Services Inc, Cl B	17,420	3,316
US Physical Therapy Inc	32,887	2,466
Varex Imaging Corp *	64,000	491
Veracyte Inc *	37,890	1,008

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Waystar Holding Corp *	28,110	$1,124

		90,945
Industrials — 23.8%
AAON Inc	48,657	4,685
ABM Industries Inc	30,770	1,620
ACV Auctions Inc, Cl A *	44,935	736
Advanced Drainage Systems Inc	26,591	2,924
AGCO Corp	24,600	2,410
Air Lease Corp, Cl A	63,556	3,661
Allison Transmission Holdings Inc	25,900	2,681
Apogee Enterprises Inc	26,800	1,036
ArcBest Corp	14,700	921
Argan Inc	9,370	1,970
Armstrong World Industries Inc	9,560	1,488
ATI Inc *	15,430	1,229
Atkore Inc	19,600	1,276
Axon Enterprise Inc *	8,372	6,282
AZEK Co Inc/The, Cl A *	14,140	700
AZZ Inc	13,780	1,250
Booz Allen Hamilton Holding Corp, Cl A	22,607	2,402
BROOKFIELD INFRASTRUCTURE-A, Cl A	73,700	2,916
Builders FirstSource Inc *	9,300	1,001
BWX Technologies Inc	22,462	2,821
Cadre Holdings Inc	19,370	635
Carlisle Cos Inc	7,996	3,040
Casella Waste Systems Inc, Cl A *	25,825	3,027
CNH Industrial NV	170,000	2,127
Comfort Systems USA Inc	2,608	1,247
Concentrix Corp	50,882	2,848
Construction Partners Inc, Cl A *	11,420	1,196
Copart Inc *	86,073	4,431
Crane Co	16,785	2,877
CSG Systems International Inc	33,140	2,189
Deluxe Corp	43,900	626
EMCOR Group Inc	2,650	1,250
Ennis Inc	45,100	842
ExlService Holdings Inc *	183,535	8,441
Exponent Inc	52,805	4,031
Federal Signal Corp	27,140	2,553
Gates Industrial Corp PLC *	52,900	1,119
GATX Corp	8,390	1,336
Genpact Ltd	26,500	1,141
GFL Environmental Inc	63,567	3,206
Gibraltar Industries Inc *	19,090	1,118
Great Lakes Dredge & Dock Corp *	104,000	1,163
Greenbrier Cos Inc/The	22,900	1,032
Heidrick & Struggles International Inc	30,030	1,311
Hexcel Corp	39,852	2,108
Huntington Ingalls Industries Inc	4,700	1,048
Huron Consulting Group Inc *	7,544	1,077
IBEX Holdings Ltd *	44,600	1,284
Innodata Inc *	10,333	408
Insteel Industries Inc	32,630	1,143

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Interface Inc, Cl A	118,300	$2,377
Janus International Group Inc *	139,000	1,136
Kirby Corp *	10,782	1,193
Landstar System Inc	17,493	2,400
Leonardo DRS Inc	27,750	1,174
Lindsay Corp	9,980	1,391
ManpowerGroup Inc	14,300	600
MasTec Inc *	9,390	1,464
Matson Inc	12,500	1,411
Mercury Systems Inc *	30,470	1,501
MillerKnoll Inc	67,200	1,134
Mueller Water Products Inc, Cl A	114,630	2,812
Newpark Resources Inc *	142,000	1,149
NEXTracker Inc, Cl A *	20,050	1,137
Nordson Corp	12,236	2,594
nVent Electric PLC	50,155	3,300
Oshkosh Corp	21,400	2,123
Owens Corning	15,000	2,009
Pitney Bowes Inc	119,620	1,232
Primoris Services Corp	15,490	1,117
Quad/Graphics Inc, Cl A	86,600	505
RBC Bearings Inc *	22,107	8,088
Rollins Inc	79,483	4,550
Ryder System Inc	15,400	2,266
Science Applications International Corp	12,670	1,464
Sensata Technologies Holding PLC	86,526	2,255
SkyWest Inc *	11,630	1,180
Snap-on Inc	3,700	1,187
SPX Technologies Inc *	11,609	1,766
Standex International Corp	17,804	2,687
Steelcase Inc, Cl A	103,020	1,062
Sterling Infrastructure Inc *	16,375	3,079
Terex Corp	17,600	792
Tetra Tech Inc	73,971	2,584
Textron Inc	43,500	3,220
TransUnion	27,534	2,358
Trex Co Inc *	36,954	2,065
UFP Industries Inc	20,599	2,010
UniFirst Corp/MA	13,663	2,576
United Airlines Holdings Inc *	16,200	1,287
Valmont Industries Inc	9,331	2,968
VSE Corp	21,505	2,798
Watsco Inc	8,571	3,802
WESCO International Inc	17,286	2,902
Worthington Enterprises Inc	20,600	1,213
Zurn Elkay Water Solutions Corp	35,350	1,279

		199,060
Information Technology — 13.1%
ACI Worldwide Inc *	21,130	977
ACM Research Inc, Cl A *	52,677	1,188
Adeia Inc	66,900	859
Alkami Technology Inc *	62,070	1,778
Amdocs Ltd	18,200	1,670

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Amkor Technology Inc	70,800	$1,276
Arrow Electronics Inc *	16,000	1,894
Avnet Inc	22,000	1,100
Badger Meter Inc	11,056	2,744
Bentley Systems Inc, Cl B	55,999	2,673
Calix Inc *	27,200	1,258
Cirrus Logic Inc *	24,900	2,449
Clear Secure Inc, Cl A	104,267	2,581
Clearwater Analytics Holdings Inc, Cl A *	40,095	926
Cognex Corp	64,400	1,930
CommVault Systems Inc *	22,074	4,043
Credo Technology Group Holding Ltd *	15,175	925
Descartes Systems Group Inc/The *	31,886	3,697
Digi International Inc *	34,600	1,121
Dropbox Inc, Cl A *	80,800	2,332
EPAM Systems Inc *	9,907	1,729
Fair Isaac Corp *	2,396	4,136
Gen Digital Inc	107,800	3,070
Grid Dynamics Holdings Inc *	54,785	686
HubSpot Inc *	2,087	1,231
Intapp Inc *	18,690	1,030
InterDigital Inc	5,330	1,158
Itron Inc *	11,670	1,349
Jabil Inc	23,300	3,915
Keysight Technologies Inc *	24,283	3,813
Kulicke & Soffa Industries Inc	57,448	1,847
Littelfuse Inc	14,328	2,938
Mirion Technologies Inc, Cl A *	116,590	2,227
Monolithic Power Systems Inc	5,207	3,447
Nova Ltd *	4,644	992
Novanta Inc *	22,037	2,729
Olo Inc, Cl A *	128,170	1,116
OneSpan Inc	78,440	1,250
Onto Innovation Inc *	12,211	1,123
OSI Systems Inc *	14,123	3,095
Pegasystems Inc	12,020	1,180
Photronics Inc *	45,900	767
Power Integrations Inc	51,855	2,579
PROS Holdings Inc *	46,740	822
Q2 Holdings Inc *	27,585	2,414
Sanmina Corp *	21,400	1,812
Skyworks Solutions Inc	5,500	380
SMART Global Holdings Inc *	63,810	1,133
SPS Commerce Inc *	6,857	965
Synaptics Inc *	17,790	1,045
TD SYNNEX Corp	12,800	1,553
TTM Technologies Inc *	47,960	1,432
Tyler Technologies Inc *	9,011	5,199
Universal Display Corp	18,139	2,600
Varonis Systems Inc, Cl B *	24,370	1,162
Vertex Inc, Cl A *	100,279	3,968
Xerox Holdings Corp	43,900	215

		109,528

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Materials — 4.3%
Amcor PLC	2,440	$22
Balchem Corp	29,346	4,892
Cabot Corp	44,746	3,342
Carpenter Technology Corp	6,185	1,453
Celanese Corp, Cl A	9,200	486
Eastman Chemical Co	9,800	768
Glatfelter Corp *	7,654	92
Kaiser Aluminum Corp	17,700	1,285
Knife River Corp *	12,290	1,157
Mosaic Co/The	76,400	2,761
NewMarket Corp	2,546	1,640
O-I Glass Inc *	141,500	1,855
Quaker Chemical Corp	17,420	1,889
Reliance Inc	12,214	3,577
Royal Gold Inc	11,825	2,106
Ryerson Holding Corp	17,000	353
Sealed Air Corp	30,060	968
Sensient Technologies Corp	20,495	1,937
Silgan Holdings Inc	49,600	2,731
Steel Dynamics Inc	13,000	1,600
SunCoke Energy Inc	113,500	924

		35,838
Real Estate — 4.2%
Alexander & Baldwin Inc ‡	65,900	1,180
American Assets Trust Inc ‡	36,700	732
Apple Hospitality REIT Inc ‡	105,000	1,217
Brandywine Realty Trust ‡	80,600	341
Brixmor Property Group Inc ‡	45,100	1,146
CareTrust REIT Inc ‡	42,290	1,216
City Office REIT Inc ‡	72,700	355
COPT Defense Properties ‡	38,300	1,051
CoStar Group Inc *	44,695	3,288
CTO Realty Growth Inc ‡	36,630	675
EPR Properties ‡	49,190	2,739
Essential Properties Realty Trust Inc ‡	42,790	1,391
FirstService Corp	14,351	2,517
Highwoods Properties Inc ‡	15,700	466
Host Hotels & Resorts Inc ‡	110,000	1,704
Industrial Logistics Properties Trust ‡	35,900	118
Innovative Industrial Properties Inc, Cl A ‡	9,200	508
InvenTrust Properties Corp ‡	40,740	1,144
Kilroy Realty Corp ‡	22,400	721
Kite Realty Group Trust ‡	29,900	661
Newmark Group Inc, Cl A	99,400	1,094
Omega Healthcare Investors Inc ‡	14,700	544
Piedmont Office Realty Trust Inc, Cl A ‡	55,300	394
Regency Centers Corp ‡	15,000	1,082
Ryman Hospitality Properties Inc ‡	30,018	2,915
Sabra Health Care REIT Inc ‡	123,370	2,157
Service Properties Trust ‡	48,500	113
SL Green Realty Corp ‡	19,260	1,093
Terreno Realty Corp ‡	47,801	2,697

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Uniti Group Inc ‡	71,260	$307

		35,566
Utilities — 1.6%
Chesapeake Utilities Corp	22,979	2,808
Clearway Energy Inc, Cl A	46,570	1,343
National Fuel Gas Co	15,900	1,312
New Jersey Resources Corp	20,890	959
Northwest Natural Holding Co	27,750	1,137
NRG Energy Inc	18,100	2,822
SJW Group	19,600	1,029
UGI Corp	49,300	1,778

		13,188
Total Common Stock
(Cost $695,734) ($ Thousands)		798,889

CASH EQUIVALENT — 4.3%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	36,436,372	36,436
Total Cash Equivalent
(Cost $36,436) ($ Thousands)		36,436
Total Investments in Securities — 99.7%
(Cost $732,170) ($ Thousands)		$835,325

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Small/Mid Cap Equity Fund (Concluded)

A list of the open futures contracts held by the Fund at May 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	103	Jun-2025	$10,095	$10,652	$557
S&P Mid Cap 400 Index E-MINI	44	Jun-2025	12,745	13,218	473
			$22,840	$23,870	$1,030

Percentages are based on Net Assets of $837,763 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2025.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	798,889	–	–	798,889
Cash Equivalent	36,436	–	–	36,436
Total Investments in Securities	835,325	–	–	835,325

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,030	–	–	1,030
Total Other Financial Instruments	1,030	–	–	1,030

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2025	Income	Capital Gains
SEI Liquidity Fund, LP	$1	$—	$—	$—	$(1)	$—	$—	$—
SEI Daily Income Trust, Government Fund, Institutional Class	18,646	237,972	(220,182)	—	—	36,436	1,042	—
Totals	$18,647	$237,972	$(220,182)	$–	$(1)	$36,436	$1,042	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

U.S. Equity Factor Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 97.8%

Communication Services — 9.8%
Alphabet Inc, Cl A	265,274	$45,558
Alphabet Inc, Cl C	83,852	14,494
AT&T Inc	1,051,175	29,223
Cars.com Inc *	48,515	497
Charter Communications Inc, Cl A *	542	215
Cinemark Holdings Inc	132,121	4,462
Comcast Corp, Cl A	387,505	13,396
Electronic Arts Inc	75,906	10,914
Fox Corp	334,419	17,533
John Wiley & Sons Inc, Cl A	19,847	776
Liberty Global Ltd, Cl A *	70,719	681
Match Group Inc	284,620	8,521
Meta Platforms Inc, Cl A	74,684	48,357
Netflix Inc *	10,725	12,948
New York Times Co/The, Cl A	7,629	436
Nexstar Media Group Inc, Cl A	26,392	4,498
Omnicom Group Inc	142,736	10,482
ROBLOX Corp, Cl A *	17,226	1,498
Spotify Technology SA *	1,301	865
TEGNA Inc	133,290	2,229
T-Mobile US Inc	7,671	1,858
Verizon Communications Inc	374,524	16,464
Yelp Inc, Cl A *	60,462	2,308
Ziff Davis Inc *	33,694	1,093

		249,306
Consumer Discretionary — 12.5%
ADT Inc	225,575	1,877
Adtalem Global Education Inc *	39,155	5,170
Airbnb Inc, Cl A *	51,340	6,623
Amazon.com Inc *	200,662	41,138
AutoZone Inc *	3,744	13,977
Booking Holdings Inc	4,435	24,476
BorgWarner Inc	195,911	6,483
Boyd Gaming Corp	21,743	1,630
Brinker International Inc *	8,517	1,470
Carnival Corp, Cl A *	155,451	3,610
Carvana Co, Cl A *	11,494	3,760
Deckers Outdoor Corp *	49,951	5,271
Domino's Pizza Inc	15,829	7,500
DoorDash Inc, Cl A *	12,820	2,675
Dorman Products Inc *	4,310	557
eBay Inc	204,231	14,944
Expedia Group Inc	60,324	10,059
Ford Motor Co	1,027,861	10,669
Frontdoor Inc *	55,992	3,080
Garmin Ltd	9,341	1,896
General Motors Co	326,811	16,213
Goodyear Tire & Rubber Co/The *	254,400	2,903
Graham Holdings Co, Cl B	104	99
Grand Canyon Education Inc *	17,115	3,386
H&R Block Inc	211,308	12,034

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lennar Corp, Cl B	10,615	$1,075
Lululemon Athletica Inc *	23,135	7,326
McDonald's Corp	30,115	9,452
NVR Inc *	149	1,060
O'Reilly Automotive Inc *	8,481	11,598
PulteGroup Inc	47,819	4,688
PVH Corp	41,168	3,449
QuantumScape Corp, Cl A *	130,373	521
Ralph Lauren Corp, Cl A	45,817	12,683
Ross Stores Inc	10,484	1,469
SharkNinja Inc *	28,618	2,631
Signet Jewelers Ltd	37,267	2,481
Stride Inc *	18,419	2,788
Tapestry Inc	91,019	7,150
Taylor Morrison Home Corp, Cl A *	130,953	7,370
Tesla Inc *	1,229	426
TJX Cos Inc/The	124,787	15,835
Travel + Leisure Co	41,980	2,039
Tri Pointe Homes Inc *	82,314	2,427
Urban Outfitters Inc *	57,369	4,010
Williams-Sonoma Inc	28,638	4,632
Wingstop Inc	338	115
Wyndham Hotels & Resorts Inc	11,650	964
Yum! Brands Inc	68,684	9,886

		317,575
Consumer Staples — 7.7%
Albertsons Cos Inc, Cl A	401,146	8,917
Altria Group Inc	403,901	24,480
Archer-Daniels-Midland Co	9,132	441
Bunge Global SA	80,526	6,293
Cal-Maine Foods Inc	40,357	3,871
Casey's General Stores Inc	2,086	913
Church & Dwight Co Inc	4,454	438
Coca-Cola Co/The	124,723	8,993
Colgate-Palmolive Co	96,465	8,965
Conagra Brands Inc	5,379	123
Costco Wholesale Corp	2,503	2,604
General Mills Inc	6,410	348
Ingles Markets Inc, Cl A	3,077	192
Ingredion Inc	60,910	8,474
Keurig Dr Pepper Inc	1,471	50
Kimberly-Clark Corp	51,345	7,381
Kraft Heinz Co/The	46,515	1,243
Kroger Co/The	248,916	16,984
Lancaster Colony Corp	1,172	196
Molson Coors Beverage Co, Cl B	51,635	2,767
Monster Beverage Corp *	128,224	8,200
PepsiCo Inc	30,252	3,977
Philip Morris International Inc	150,275	27,138
Pilgrim's Pride Corp	29,641	1,457
Post Holdings Inc *	24,347	2,693
Primo Brands Corp	107,501	3,555
Procter & Gamble Co/The	69,128	11,744

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Sprouts Farmers Market Inc *	42,529	$7,352
Sysco Corp	24,009	1,753
Tyson Foods Inc, Cl A	39,500	2,218
United Natural Foods Inc *	24,363	745
US Foods Holding Corp *	123,320	9,757
Walmart Inc	101,431	10,013

		194,275
Energy — 1.4%
APA Corp	325,525	5,537
Archrock Inc	19,931	496
Chevron Corp	26,783	3,661
Exxon Mobil Corp	675	69
International Seaways Inc	28,815	1,068
Murphy Oil Corp	102,221	2,140
Ovintiv Inc	177,099	6,344
Scorpio Tankers Inc	26,575	1,056
TechnipFMC PLC	131,719	4,103
Valero Energy Corp	38,140	4,919
Williams Cos Inc/The	93,242	5,642

		35,035
Financials — 13.3%
Affiliated Managers Group Inc	21,996	3,871
Affirm Holdings Inc, Cl A *	12,776	663
Aflac Inc	23,434	2,426
Allstate Corp/The	14,500	3,043
Ally Financial Inc	248,341	8,692
American Express Co	6,106	1,796
American Financial Group Inc/OH	3,655	453
American International Group Inc	76,849	6,505
Arbor Realty Trust Inc ‡	142,138	1,362
Arch Capital Group Ltd	9,727	924
Axis Capital Holdings Ltd	45,919	4,766
Bank of New York Mellon Corp/The	169,317	15,003
Bank of NT Butterfield & Son Ltd/The	28,668	1,209
Bank OZK	76,375	3,386
BankUnited Inc	60,089	2,042
Berkshire Hathaway Inc, Cl B *	1,469	740
Bread Financial Holdings Inc	44,396	2,275
Brighthouse Financial Inc *	62,910	3,763
Brown & Brown Inc	43,378	4,897
Capital One Financial Corp	43,995	8,322
Citigroup Inc	270,127	20,346
Citizens Financial Group Inc	253,016	10,209
CME Group Inc, Cl A	33,778	9,762
CNO Financial Group Inc	48,606	1,845
Community Financial System Inc	2,725	153
Corebridge Financial Inc	222,175	7,245
Corpay Inc *	13,220	4,298
Donnelley Financial Solutions Inc *	2,884	157
Enova International Inc *	12,236	1,134
Equitable Holdings Inc	51,500	2,723
Everest Group Ltd	23,384	8,119

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
FactSet Research Systems Inc	13,700	$6,278
Fiserv Inc *	27,959	4,551
Genworth Financial Inc, Cl A *	45,121	318
Global Payments Inc	15,200	1,149
Goldman Sachs Group Inc/The	7,188	4,316
Jack Henry & Associates Inc	4,362	790
Jackson Financial Inc, Cl A	55,688	4,561
Janus Henderson Group PLC	2,964	108
JPMorgan Chase & Co	11,606	3,064
LPL Financial Holdings Inc	1,800	697
Mastercard Inc, Cl A	31,673	18,548
MFA Financial Inc ‡	76,815	714
Moody's Corp	15,335	7,350
MSCI Inc, Cl A	881	497
Nasdaq Inc	68,876	5,754
Navient Corp	62,661	842
NBT Bancorp Inc	2,258	95
Nelnet Inc, Cl A	425	49
OFG Bancorp	40,077	1,649
Old National Bancorp/IN	150,205	3,133
OneMain Holdings Inc, Cl A	101,529	5,263
Pagseguro Digital Ltd, Cl A	118,600	1,057
Palomar Holdings Inc, Cl A *	10,483	1,798
Pathward Financial Inc	11,904	929
PNC Financial Services Group Inc/The	19,106	3,321
Popular Inc	56,629	5,863
Reinsurance Group of America Inc, Cl A	36,778	7,477
RenaissanceRe Holdings Ltd	32,541	8,116
Rithm Capital Corp ‡	381,554	4,254
Robinhood Markets Inc, Cl A *	29,164	1,929
SiriusPoint Ltd *	55,289	1,083
SLM Corp	144,326	4,672
Starwood Property Trust Inc ‡	3,977	79
Synchrony Financial	282,981	16,314
Synovus Financial Corp	126,572	6,054
T Rowe Price Group Inc	5,869	549
Toast Inc, Cl A *	20,695	873
Tradeweb Markets Inc, Cl A	7,437	1,074
Travelers Cos Inc/The	3,955	1,090
UMB Financial Corp	21,126	2,179
Unum Group	116,035	9,481
Upstart Holdings Inc *	46,692	2,203
Victory Capital Holdings Inc, Cl A	8,522	528
Visa Inc, Cl A	83,031	30,322
W R Berkley Corp	8,513	636
WaFd Inc	72,182	2,051
Webster Financial Corp	62,291	3,207
Western Union Co/The	292,637	2,716
Zions Bancorp NA	117,399	5,560

		337,270
Health Care — 10.9%
AbbVie Inc	47,994	8,932
Alignment Healthcare Inc *	51,286	788

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Boston Scientific Corp *	97,410	$10,253
Bristol-Myers Squibb Co	56,800	2,742
Cardinal Health Inc	117,472	18,142
Cencora Inc	88,796	25,861
Centene Corp *	983	55
Cigna Group/The	8,581	2,717
Corcept Therapeutics Inc *	32,399	2,513
CVS Health Corp	96,328	6,169
DaVita Inc *	42,692	5,817
Doximity Inc, Cl A *	6,898	359
Eli Lilly & Co	14,673	10,824
Ensign Group Inc/The	24,168	3,559
Exelixis Inc *	221,185	9,520
GE HealthCare Technologies Inc	81,943	5,780
Gilead Sciences Inc	213,587	23,512
Halozyme Therapeutics Inc *	51,504	2,888
Harrow Inc *	9,878	278
HCA Healthcare Inc	9,843	3,754
Henry Schein Inc *	3,195	224
Hologic Inc *	6,979	434
ICU Medical Inc *	5,713	770
IDEXX Laboratories Inc *	914	469
Insulet Corp *	1,976	642
Intuitive Surgical Inc *	6,022	3,326
Jazz Pharmaceuticals PLC *	21,069	2,277
Johnson & Johnson	136,621	21,205
Labcorp Holdings Inc	495	123
McKesson Corp	20,709	14,900
Medtronic PLC	66,482	5,517
Merck & Co Inc	53,464	4,108
Mettler-Toledo International Inc *	5,330	6,159
Option Care Health Inc *	15,660	512
Penumbra Inc *	3,458	923
Pfizer Inc	373,549	8,775
Quest Diagnostics Inc	25,466	4,414
ResMed Inc	18,010	4,409
Royalty Pharma PLC, Cl A	39,664	1,304
Soleno Therapeutics Inc *	12,185	894
Solventum Corp *	25,622	1,873
Stryker Corp	6,433	2,462
Tenet Healthcare Corp *	75,508	12,744
Travere Therapeutics Inc *	49,078	737
United Therapeutics Corp *	26,539	8,462
Universal Health Services Inc, Cl B	39,560	7,530
Veeva Systems Inc, Cl A *	8,722	2,440
Vertex Pharmaceuticals Inc *	6,219	2,749
Viatris Inc	454,213	3,993
Zoetis Inc, Cl A	41,380	6,978

		275,816
Industrials — 10.2%
A O Smith Corp	3,141	202
ACCO Brands Corp	63,934	230
Acuity Brands Inc	17,338	4,506

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
AGCO Corp	9,543	$935
Alaska Air Group Inc *	1,169	60
Allegion plc	4,650	664
Allison Transmission Holdings Inc	58,421	6,048
American Airlines Group Inc *	588,832	6,719
Argan Inc	1,887	397
Armstrong World Industries Inc	4,738	737
Atmus Filtration Technologies Inc	24,680	889
Automatic Data Processing Inc	2,519	820
Axon Enterprise Inc *	35	26
Brink's Co/The	32,052	2,630
CACI International Inc, Cl A *	5,200	2,226
Carlisle Cos Inc	12,353	4,696
Carrier Global Corp	19,217	1,368
CH Robinson Worldwide Inc	23,462	2,252
Cintas Corp	13,210	2,992
Concentrix Corp	59,570	3,334
Copart Inc *	22,200	1,143
CoreCivic Inc *‡	63,574	1,396
Costamare Inc	33,919	291
CSX Corp	48,283	1,525
Cummins Inc	15,602	5,016
Curtiss-Wright Corp	9,294	4,090
Deere & Co	5,509	2,789
Delta Air Lines Inc	204,379	9,890
Deluxe Corp	31,932	456
Donaldson Co Inc	5,849	407
Dover Corp	12,805	2,276
Expeditors International of Washington Inc	8,084	911
Fastenal Co	156,996	6,490
Fluor Corp *	152,452	6,339
FTI Consulting Inc *	443	73
GE Vernova Inc	3,982	1,883
Genpact Ltd	29,155	1,255
Graco Inc	84,826	7,181
Honeywell International Inc	8,296	1,880
Howmet Aerospace Inc	13,566	2,305
Illinois Tool Works Inc	34,653	8,493
Landstar System Inc	1,462	201
Leidos Holdings Inc	68,402	10,159
Lennox International Inc	10,100	5,701
Lockheed Martin Corp	4,848	2,339
Masco Corp	26,451	1,651
Maximus Inc	43,829	3,178
MSA Safety Inc	1,490	243
MSC Industrial Direct Co Inc, Cl A	8,643	702
Otis Worldwide Corp	105,029	10,014
Parker-Hannifin Corp	1,270	844
Paychex Inc	95,415	15,067
Paycom Software Inc	10,168	2,634
Primoris Services Corp	13,475	972
Republic Services Inc, Cl A	14,157	3,642
Resideo Technologies Inc *	637	13

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
REV Group Inc	22,712	$851
Robert Half Inc	56,557	2,590
Rollins Inc	9,277	531
Ryder System Inc	36,980	5,441
Science Applications International Corp	39,734	4,591
SkyWest Inc *	35,373	3,589
Snap-on Inc	25,809	8,278
SS&C Technologies Holdings Inc	12,226	988
Tecnoglass Inc	13,106	1,122
Trane Technologies PLC	40,912	17,603
Uber Technologies Inc *	28,743	2,419
United Airlines Holdings Inc *	134,947	10,721
Veralto Corp	52,500	5,304
Verisk Analytics Inc, Cl A	25,575	8,034
Waste Management Inc	3,698	891
Watts Water Technologies Inc, Cl A	5,801	1,405
Westinghouse Air Brake Technologies Corp	31,215	6,315
Worthington Enterprises Inc	14,988	883
WW Grainger Inc	10,313	11,216

		257,952
Information Technology — 27.9%
Accenture PLC, Cl A	2,864	907
ACI Worldwide Inc *	9,258	428
Adobe Inc *	18,803	7,805
Amdocs Ltd	70,449	6,464
Amkor Technology Inc	68,518	1,235
Amphenol Corp, Cl A	106,652	9,591
Analog Devices Inc	6,705	1,435
Apple Inc	488,187	98,052
AppLovin Corp, Cl A *	12,329	4,845
Arista Networks Inc *	28,021	2,428
Arrow Electronics Inc *	43,464	5,145
Atlassian Corp, Cl A *	7,625	1,583
Autodesk Inc *	27,963	8,280
Avnet Inc	80,297	4,016
Belden Inc	17,615	1,871
Broadcom Inc	70,467	17,058
Cadence Design Systems Inc *	3,077	883
Cirrus Logic Inc *	63,532	6,249
Cisco Systems Inc	562,618	35,467
Clearwater Analytics Holdings Inc, Cl A *	20,833	481
Cloudflare Inc, Cl A *	2,654	440
Cognizant Technology Solutions Corp, Cl A	149,409	12,101
CommVault Systems Inc *	10,283	1,883
Consensus Cloud Solutions Inc *	11,449	252
Crane NXT Co	28,095	1,506
Dell Technologies Inc, Cl C	99,143	11,032
Dolby Laboratories Inc, Cl A	9,372	696
Dropbox Inc, Cl A *	334,046	9,641
DXC Technology Co *	137,012	2,083
F5 Inc *	60,034	17,133
Fair Isaac Corp *	544	939
Fortinet Inc *	73,153	7,446

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Gartner Inc *	19,841	$8,659
Gen Digital Inc	412,404	11,745
GoDaddy Inc, Cl A *	36,531	6,654
Guidewire Software Inc *	28,447	6,117
Hewlett Packard Enterprise Co	594,726	10,277
HP Inc	377,392	9,397
HubSpot Inc *	473	279
Intel Corp	112,942	2,208
InterDigital Inc	28,281	6,144
International Business Machines Corp	86,135	22,314
Intuit Inc	3,026	2,280
Jabil Inc	72,922	12,252
KLA Corp	3,554	2,690
Lam Research Corp	11,760	950
Manhattan Associates Inc *	682	129
Marvell Technology Inc	4,675	281
Micron Technology Inc	36,645	3,462
Microsoft Corp	268,036	123,393
MKS Instruments Inc	29,068	2,389
Motorola Solutions Inc	36,969	15,356
NetApp Inc	172,663	17,121
NVIDIA Corp	680,479	91,953
Okta Inc, Cl A *	12,449	1,284
Oracle Corp	11,612	1,922
Palantir Technologies Inc, Cl A *	33,606	4,429
Pegasystems Inc	10,214	1,003
Progress Software Corp	36,043	2,219
Qorvo Inc *	29,405	2,235
QUALCOMM Inc	73,905	10,731
RingCentral Inc, Cl A *	47,861	1,241
Roper Technologies Inc	6,183	3,526
Salesforce Inc	6,600	1,752
Sanmina Corp *	44,777	3,792
SiTime Corp *	4,922	965
Skyworks Solutions Inc	104,235	7,195
Teledyne Technologies Inc *	1,064	531
Teradata Corp *	59,337	1,303
Trimble Inc *	12,773	910
TTM Technologies Inc *	70,192	2,096
Twilio Inc, Cl A *	29,349	3,454
Ubiquiti Inc	38	15
VeriSign Inc	63,158	17,209
Vishay Intertechnology Inc	79,000	1,112
Vontier Corp	84,367	3,016
Xerox Holdings Corp	70,180	343
Zoom Video Communications Inc, Cl A *	13,244	1,076

		708,784
Materials — 1.8%
Alpha Metallurgical Resources Inc *	6,573	736
Amcor PLC	474,955	4,327
AptarGroup Inc	3,433	544
Avery Dennison Corp	4,549	809
Carpenter Technology Corp	4,860	1,142

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
CF Industries Holdings Inc	49,035	$4,448
Crown Holdings Inc	104,342	10,278
DuPont de Nemours Inc	19,111	1,277
International Paper Co	73,444	3,511
Newmont Corp	206,082	10,865
Nucor Corp	4,900	536
O-I Glass Inc *	138,307	1,813
Packaging Corp of America	5,276	1,019
Reliance Inc	1,639	480
Sensient Technologies Corp	11,057	1,045
Silgan Holdings Inc	2,262	125
Sonoco Products Co	36,550	1,664
SSR Mining Inc *	88,288	1,044

		45,663
Real Estate — 0.6%
Acadia Realty Trust ‡	2,875	55
American Healthcare REIT Inc ‡	29,653	1,036
American Tower Corp, Cl A ‡	4,550	977
CBRE Group Inc, Cl A *	22,911	2,864
EPR Properties ‡	34,375	1,914
First Industrial Realty Trust Inc ‡	43,389	2,145
Vornado Realty Trust ‡	101,298	3,816
Welltower Inc ‡	13,664	2,108

		14,915

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Utilities — 1.7%
Atmos Energy Corp	14,114	$2,183
Dominion Energy Inc	44,800	2,539
Edison International	22,221	1,236
Entergy Corp	70,702	5,888
Exelon Corp	53,994	2,366
FirstEnergy Corp	190,454	7,988
National Fuel Gas Co	1,235	102
NRG Energy Inc	97,470	15,195
PG&E Corp	107,458	1,814
UGI Corp	99,273	3,580

		42,891
Total Common Stock
(Cost $2,028,701) ($ Thousands)		2,479,482

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	38,528,077	38,528
Total Cash Equivalent
(Cost $38,528) ($ Thousands)		38,528
Total Investments in Securities — 99.3%
(Cost $2,067,229) ($ Thousands)		$2,518,010

A list of the open futures contracts held by the Fund at May 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	155	Jun-2025	$44,439	$45,849	$1,410

Percentages are based on Net Assets of $2,535,640 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	2,479,482	–	–	2,479,482
Cash Equivalent	38,528	–	–	38,528
Total Investments in Securities	2,518,010	–	–	2,518,010

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,410	–	–	1,410
Total Other Financial Instruments	1,410	–	–	1,410

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

U.S. Equity Factor Allocation Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$10,111	$200,706	$(172,289)	$—	$—	$38,528	$834	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.9%

Communication Services — 11.5%
Alphabet Inc, Cl A	36,129	$6,205
AT&T Inc	458,862	12,756
Cargurus Inc, Cl A *	66,355	2,080
Comcast Corp, Cl A	286,076	9,890
Electronic Arts Inc	21,001	3,019
Fox Corp	116,661	6,409
IAC Inc *	36,750	1,322
IDT Corp, Cl B	2,617	161
Marcus Corp/The	4,755	88
Meta Platforms Inc, Cl A	9,837	6,369
New York Times Co/The, Cl A	53,280	3,043
Omnicom Group Inc	24,200	1,777
SK Telecom Co Ltd ADR	86,124	1,769
TEGNA Inc	148,000	2,475
T-Mobile US Inc	22,207	5,379
Verizon Communications Inc	323,375	14,216
Vimeo Inc *	14,262	62
Yelp Inc, Cl A *	101,008	3,855

		80,875
Consumer Discretionary — 6.3%
Amazon.com Inc *	31,639	6,486
BorgWarner Inc	99,600	3,296
Canadian Tire Corp Ltd, Cl A	19,300	2,448
eBay Inc	126,543	9,259
H&R Block Inc	85,500	4,869
Honda Motor Co Ltd ADR	125,100	3,818
La-Z-Boy Inc	27,000	1,131
Mattel Inc *	208,800	3,955
Perdoceo Education Corp	24,358	829
Service Corp International/US	35,774	2,790
TJX Cos Inc/The	27,395	3,477
Toyota Motor Corp ADR	9,800	1,868

		44,226
Consumer Staples — 15.6%
Albertsons Cos Inc, Cl A	154,000	3,423
Altria Group Inc	166,501	10,092
Archer-Daniels-Midland Co	85,500	4,127
Bunge Global SA	32,200	2,516
Campbell Soup Co	48,000	1,634
Church & Dwight Co Inc	31,810	3,127
Clorox Co/The	22,513	2,969
Coca-Cola Co/The	61,956	4,467
Colgate-Palmolive Co	36,501	3,392
Conagra Brands Inc	76,200	1,744
Costco Wholesale Corp	5,247	5,458
Flowers Foods Inc	42,888	725
Fresh Del Monte Produce Inc	7,699	272
General Mills Inc	107,998	5,860
Ingredion Inc	54,179	7,537
J M Smucker Co/The	26,900	3,029

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kimberly-Clark Corp	22,655	$3,257
Kraft Heinz Co/The	198,800	5,314
Kroger Co/The	97,500	6,652
McCormick & Co Inc/MD	25,771	1,874
Molson Coors Beverage Co, Cl B	108,600	5,820
Mondelez International Inc, Cl A	52,061	3,514
PepsiCo Inc	29,788	3,916
Philip Morris International Inc	25,421	4,591
Procter & Gamble Co/The	30,645	5,206
Spectrum Brands Holdings Inc	20,855	1,205
Tyson Foods Inc, Cl A	52,010	2,921
Walmart Inc	45,124	4,455

		109,097
Energy — 2.7%
Antero Midstream Corp	5,411	102
BKV Corp *	49,265	1,059
Chevron Corp	39,500	5,400
EOG Resources Inc	25,100	2,725
Exxon Mobil Corp	48,200	4,931
Marathon Petroleum Corp	14,200	2,282
Williams Cos Inc/The	32,632	1,975
World Kinect Corp	19,721	540

		19,014
Financials — 13.3%
Aflac Inc	14,400	1,491
Aon PLC, Cl A	3,063	1,140
Axis Capital Holdings Ltd	30,600	3,176
Bain Capital Specialty Finance	13,021	205
Bank of New York Mellon Corp/The	109,600	9,712
Berkshire Hathaway Inc, Cl B *	14,138	7,125
Brown & Brown Inc	19,544	2,207
Canadian Imperial Bank of Commerce	32,600	2,215
Citigroup Inc	51,100	3,849
Crescent Capital BDC	2,280	35
Eagle Financial Services	4,372	138
Employers Holdings Inc	35,200	1,713
Everest Group Ltd	5,600	1,944
Federated Hermes Inc, Cl B	80,769	3,408
Hartford Financial Services Group Inc/The	21,800	2,831
Intercontinental Exchange Inc	18,903	3,399
Kayne Anderson BDC	2,142	34
Loews Corp	43,700	3,902
Marsh & McLennan Cos Inc	14,735	3,443
Mastercard Inc, Cl A	9,298	5,445
MetLife Inc	25,700	2,019
Moody's Corp	6,845	3,281
New Mountain Finance Corp	165,747	1,785
Nuveen Churchill Direct Lending	96,886	1,574
Old Republic International Corp	145,574	5,503
S&P Global Inc	7,102	3,642
Sixth Street Specialty Lending Inc	104,200	2,427
SLR Investment Corp	22,862	383

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
State Street Corp	36,500	$3,514
Visa Inc, Cl A	16,569	6,051
Voya Financial Inc	23,200	1,543
Western Union Co/The	443,000	4,111

		93,245
Health Care — 16.9%
Abbott Laboratories	31,089	4,153
AbbVie Inc	20,416	3,800
Alkermes PLC *	4,952	152
Amgen Inc	10,634	3,064
BioMarin Pharmaceutical Inc *	12,775	742
Bristol-Myers Squibb Co	183,434	8,856
Cardinal Health Inc	35,159	5,430
Cencora Inc	10,802	3,146
Centene Corp *	43,600	2,461
Chemed Corp	5,175	2,975
Cigna Group/The	13,700	4,338
CVS Health Corp	47,700	3,055
Encompass Health Corp	1,950	236
Exelixis Inc *	139,800	6,017
Gilead Sciences Inc	90,397	9,951
HealthStream Inc	19,720	552
Incyte Corp *	92,600	6,024
Innoviva Inc *	23,697	464
Jazz Pharmaceuticals PLC *	17,000	1,837
Johnson & Johnson	75,770	11,760
McKesson Corp	6,841	4,922
Medtronic PLC	39,297	3,261
Merck & Co Inc	105,659	8,119
Organon & Co	28,260	261
Pfizer Inc	256,796	6,032
Regeneron Pharmaceuticals Inc	5,722	2,805
Stryker Corp	1,041	398
United Therapeutics Corp *	9,630	3,070
Veeva Systems Inc, Cl A *	13,088	3,661
Viatris Inc	379,074	3,332
Zoetis Inc, Cl A	20,409	3,442

		118,316
Industrials — 7.8%
ABM Industries Inc	26,700	1,406
AECOM	8,483	932
Allison Transmission Holdings Inc	44,800	4,638
AMETEK Inc	13,648	2,439
Automatic Data Processing Inc	11,270	3,669
Cintas Corp	14,787	3,349
CSG Systems International Inc	87,200	5,760
Cummins Inc	8,300	2,668
Expeditors International of Washington Inc	15,783	1,779
Illinois Tool Works Inc	12,898	3,161
Lockheed Martin Corp	8,000	3,859
Paychex Inc	6,757	1,067
Republic Services Inc, Cl A	11,970	3,080

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Rollins Inc	32,314	$1,850
Science Applications International Corp	20,000	2,311
Snap-on Inc	4,700	1,508
Textron Inc	42,100	3,117
UL Solutions Inc, Cl A	8,894	636
Verisk Analytics Inc, Cl A	4,365	1,371
Waste Connections Inc	13,766	2,713
Waste Management Inc	13,757	3,315

		54,628
Information Technology — 18.3%
A10 Networks Inc	6,662	115
Adobe Inc *	9,557	3,967
Amdocs Ltd	111,400	10,222
Apple Inc	27,725	5,569
Arrow Electronics Inc *	38,100	4,510
Autodesk Inc *	4,310	1,276
Avnet Inc	95,600	4,781
Box Inc, Cl A *	88,334	3,341
Canon Inc ADR	148,100	4,527
Cirrus Logic Inc *	20,328	1,999
Cisco Systems Inc	215,604	13,592
Cognizant Technology Solutions Corp, Cl A	48,900	3,960
CommVault Systems Inc *	3,675	673
Dolby Laboratories Inc, Cl A	37,386	2,776
Dropbox Inc, Cl A *	216,600	6,251
Dynatrace Inc *	17,798	961
F5 Inc *	20,417	5,827
Fortinet Inc *	8,893	905
Gen Digital Inc	135,700	3,865
Hewlett Packard Enterprise Co	346,700	5,991
HP Inc	172,651	4,299
InterDigital Inc	10,285	2,234
International Business Machines Corp	18,900	4,896
Juniper Networks Inc	58,000	2,084
Microsoft Corp	14,453	6,654
Motorola Solutions Inc	7,759	3,223
NetApp Inc	30,996	3,074
Open Text Corp	79,800	2,255
PagerDuty Inc *	8,462	121
PDF Solutions Inc *	24,702	437
PTC Inc *	11,976	2,016
Roper Technologies Inc	5,651	3,223
ScanSource Inc *	1,405	57
TD SYNNEX Corp	33,700	4,089
TE Connectivity PLC	18,541	2,968
Tenable Holdings Inc *	5,372	173
Workiva Inc, Cl A *	7,208	485
Zoom Video Communications Inc, Cl A *	10,802	878

		128,274
Materials — 2.1%
CF Industries Holdings Inc	23,600	2,141
Ecolab Inc	7,803	2,073

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Glatfelter Corp *	7,156	$86
Linde PLC	3,898	1,823
LyondellBasell Industries NV, Cl A	15,500	875
NewMarket Corp	6,300	4,057
Newmont Corp	664	35
Royal Gold Inc	5,461	973
Sonoco Products Co	60,600	2,760

		14,823
Real Estate — 0.1%
Postal Realty Trust Inc, Cl A ‡	21,767	301

Utilities — 3.3%
American Electric Power Co Inc	17,600	1,822
Evergy Inc	56,500	3,752
Eversource Energy	48,700	3,156
Exelon Corp	66,300	2,905
National Fuel Gas Co	65,600	5,415
NRG Energy Inc	12,400	1,933
Pinnacle West Capital Corp	23,400	2,135
Portland General Electric Co	49,700	2,107

		23,225
Total Common Stock
(Cost $588,761) ($ Thousands)		686,024

CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	12,903,382	12,903
Total Cash Equivalent
(Cost $12,903) ($ Thousands)		12,903
Total Investments in Securities — 99.7%
(Cost $601,664) ($ Thousands)		$698,927

A list of the open futures contracts held by the Fund at May 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	19	Jun-2025	$5,506	$5,620	$114

Percentages are based on Net Assets of $700,961 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

U.S. Managed Volatility Fund (Concluded)

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	679,106	6,918	–	686,024
Cash Equivalent	12,903	–	–	12,903
Total Investments in Securities	692,009	6,918	–	698,927

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	114	–	–	114
Total Other Financial Instruments	114	–	–	114

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$14,439	$206,316	$(207,852)	$—	$—	$12,903	$822	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.1%
Australia — 0.2%
AGL Energy Ltd	501,377	$3,277

Austria — 0.3%
ANDRITZ AG *	60,900	4,213
Oberbank AG *	350	28
Telekom Austria AG, Cl A	38,558	427
UNIQA Insurance Group AG	93,577	1,298
		5,966

Belgium — 0.5%
Ackermans & van Haaren NV *	3,048	776
Ageas SA/NV	88,500	5,778
Colruyt Group N.V	75,325	3,400
Fagron *	5,667	139
		10,093

Canada — 4.9%
AltaGas Ltd	118,100	3,293
Atco Ltd/Canada, Cl I	110,600	4,141
Bank of Nova Scotia/The	93,700	5,004
Canadian Imperial Bank of Commerce	62,400	4,240
Canadian Tire Corp Ltd, Cl A	33,900	4,300
Cogeco Communications Inc	58,200	2,925
Empire Co Ltd, Cl A	261,642	10,080
Enbridge	141,945	6,598
George Weston Ltd	49,800	10,007
Great-West Lifeco Inc, Cl Common Subs. Receipt	173,400	6,569
Hydro One Ltd	157,200	5,777
Loblaw Cos Ltd	17,600	2,964
Manulife Financial Corp	197,600	6,280
Metro Inc/CN, Cl A	126,400	9,840
Open Text Corp	204,900	5,791
Power Corp of Canada	21,900	846
Quebecor Inc, Cl B	151,200	4,246
Royal Bank of Canada	28,200	3,568
Toronto-Dominion Bank/The	86,800	5,983
		102,452

China — 0.1%
BOC Hong Kong Holdings Ltd	454,500	1,911
Fountain SET Holdings Ltd	174,279	15
ISDN Holdings	158,700	38
		1,964

Denmark — 0.3%
Danske Bank A/S	148,500	5,690
ISS A/S *	5,428	146
Scandinavian Tobacco Group A/S *	25,319	328
Schouw & Co A/S *	6,565	583
		6,747

Finland — 1.0%
Elisa Oyj, Cl A	183,379	9,666
HKScan, Cl A *	16,820	28

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nokia Oyj	1,441,797	$7,502
Orion Oyj, Cl B	45,496	3,086
Raisio Oyj, Cl V *	55,028	153
Raute, Cl A *	2,158	40
Terveystalo	12,864	177
		20,652

France — 2.4%
Axway Software	1,389	60
Bouygues SA *	169,200	7,376
Carrefour SA *	148,800	2,225
Danone SA *	99,748	8,527
Engie SA *	370,293	7,991
Orange SA	577,100	8,612
Societe BIC SA	77,200	4,768
TotalEnergies SE	185,600	10,924
		50,483

Germany — 1.7%
Adtran Networks	929	22
Allianz SE *	18,071	7,166
Bayerische Motoren Werke AG *	45,600	4,045
Deutsche Boerse AG *	9,410	3,031
Deutsche Telekom AG *	361,104	13,672
Freenet AG *	46,815	1,546
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen *	5,287	3,425
Pfeiffer Vacuum Technology	1,459	264
Scout24 SE	13,749	1,873
		35,044

Hong Kong — 1.9%
Best Mart 360 Holdings	200,000	45
Cathay Pacific Airways Ltd	3,755,000	5,050
Chinney Investments Ltd	88,000	7
CLP Holdings Ltd	489,500	4,145
Dah Sing Banking Group Ltd	55,711	63
Dah Sing Financial Holdings	12,223	46
HK Electric Investments & HK Electric Investments Ltd	3,892,500	2,810
HKT Trust & HKT Ltd	5,759,000	8,294
Hutchison Telecommunications Hong Kong Holdings	2,116,000	257
PCCW Ltd	3,277,000	2,180
Power Assets Holdings Ltd	414,500	2,621
SmarTone Telecommunications Holdings Ltd	59,013	33
Sun Hung Kai Properties Ltd	390,500	4,194
Transport International Holdings Ltd	13,200	15
VTech Holdings Ltd	144,133	958
WH Group Ltd	10,251,500	9,428
Yue Yuen Industrial Holdings Ltd	22	–
		40,146

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Israel — 1.0%
Bezeq The Israeli Telecommunication Corp Ltd	2,484,064	$3,874
Check Point Software Technologies Ltd *	41,802	9,568
Delek Group	7,781	1,370
FIBI Holdings Ltd	5,079	334
Ituran Location and Control	27,906	1,063
Neto ME Holdings Ltd *	776	41
Nice Ltd *	2,520	426
Nova Ltd *	1,456	311
Palram Industries 1990	6,347	146
Radware Ltd *	48,163	1,123
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	23,983	2,006
Sapiens International Corp NV	13,384	384
Shufersal Ltd *	70,091	702
Strauss Group Ltd *	4,659	114
Tiv Taam Holdings 1	29,616	69
		21,531

Italy — 1.2%
A2A SpA *	2,477,500	6,432
Edison *	66,938	149
Enel SpA	29,372	270
Eni SpA	638,100	9,408
Ferretti	18,800	59
Iren SpA	63,285	197
Italgas SpA *	85,628	704
Pirelli & C SpA	668,803	4,789
RAI Way *	183,973	1,233
Terna - Rete Elettrica Nazionale	180,546	1,841
		25,082

Japan — 7.5%
Achilles Corp	2,300	20
Aeon Kyushu	700	13
Ahjikan Co Ltd	5,308	45
Aichi Electric Co Ltd	1,000	33
Airport Facilities	6,100	34
Alinco	8,300	58
Alpen Co Ltd	3,300	53
Amano Corp	29,000	853
Anabuki Kosan Inc	1,600	24
Anritsu Corp	279,100	3,162
Arcs Co Ltd	59,100	1,171
Asahi Co Ltd	28,300	266
Asante Inc	10,000	111
Autobacs Seven Co Ltd	86,200	863
AUTOSERVER	1,800	32
Axial Retailing Inc	24,600	194
Belc Co Ltd	8,100	396
Bell-Park	2,200	28
Belluna	32,900	201
B-R31 Ice Cream, Cl R	5,500	159

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bridgestone Corp	123,700	$5,296
Brother Industries Ltd	300,200	5,109
Canon Inc	326,200	9,937
Cawachi Ltd	34,400	670
Citizen Watch Co Ltd	407,900	2,436
Create Medic Co Ltd	2,784	19
Create SD Holdings Co Ltd	5,900	129
Daitron Co Ltd	1,200	31
Doshisha Co Ltd	6,100	97
Earth Corp	31,000	1,077
Ebara Foods Industry Inc	1,600	28
Eco's Co Ltd/Japan	3,100	51
Eiken Chemical Co Ltd	5,100	72
Elecom Co Ltd	10,700	126
ENEOS Holdings Inc	807,300	3,814
ESTELLE Holdings Co Ltd	6,000	24
Ezaki Glico Co Ltd	52,400	1,679
FJ Next Holdings Co Ltd	3,000	25
Focus Systems	3,900	37
France Bed Holdings Co Ltd	10,800	94
FTGroup Co Ltd	8,400	67
Fujicco Co Ltd	11,100	124
Fujiya Co Ltd	2,100	35
Fumakilla	8,700	67
Fuso Pharmaceutical Industries Ltd	2,300	34
Gakken Holdings Co Ltd	39,100	257
Gakkyusha Co Ltd	6,100	95
H.U. Group Holdings Inc	19,900	426
Heiwado Co Ltd	80,400	1,529
Hogy Medical	2,200	58
Hokkaido Coca-Cola Bottling	5,900	141
Hokkan Holdings Ltd	5,800	77
Hokuto Corp	36,600	455
Honda Motor Co Ltd	699,300	7,084
House Foods Group Inc	111,300	2,111
I K K Holdings Inc	4,600	25
Imuraya Group	1,900	32
Inaba Seisakusho	19,400	231
Itochu Enex Co Ltd	6,700	78
Itoham Yonekyu Holdings Inc	5,620	195
Iwatsuka Confectionery	1,200	25
Japan Lifeline Co Ltd	14,600	146
J-Oil Mills Inc	51,000	694
JSP Corp	26,800	342
Justsystems Corp	3,300	78
Kaken Pharmaceutical Co Ltd	34,400	914
Kakiyasu Honten Co Ltd	10,200	192
Kameda Seika Co Ltd	1,800	47
Kato Sangyo Co Ltd	9,300	340
KDDI Corp	72,700	1,255
Kenko Mayonnaise	3,400	43
Kewpie Corp	51,200	1,204
Key Coffee Inc	6,400	89

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kirin Holdings Co Ltd	24,300	$348
Kitano Construction Corp	1,300	37
Komeri Co Ltd	15,900	317
Kuriyama Holdings	8,700	85
Kyorin Pharmaceutical Co Ltd	28,400	296
Kyowa Kirin Co Ltd	39,800	649
Lion Corp	158,400	1,713
Marudai Food Co Ltd	7,000	88
Marvelous Inc	53,500	174
Megmilk Snow Brand Co Ltd	63,600	1,240
MEIJI Holdings Co Ltd	91,500	2,040
Meitec Corp	3,500	78
Meito Sangyo	8,800	123
Meiwa	5,200	24
Ministop Co Ltd	4,200	53
Miroku Jyoho Service Co Ltd	8,900	109
Mitsui DM Sugar Holdings Co Ltd	10,600	229
Miyoshi Oil & Fat Co Ltd	11,518	130
Mizuho Financial Group Inc	162,400	4,504
Morinaga & Co Ltd/Japan	32,600	538
Morozoff Ltd	10,866	126
Nagase Brothers	8,400	108
Nakabayashi	6,900	25
Nakamoto Packs	2,000	24
Nakamuraya	4,200	91
NGK Insulators Ltd	312,300	3,875
Nicca Chemical Co Ltd	2,900	26
Nihon Chouzai Co Ltd	12,800	285
Nihon Denkei Co Ltd	2,500	35
Nikko Co Ltd/Hyogo	7,600	36
Nippn Corp	125,500	1,894
Nippon Air Conditioning Services Co Ltd	5,300	40
Nippon Ceramic Co Ltd	17,300	342
Nippon Concept Corp	2,200	27
Nippon Electric Glass Co Ltd	146,000	3,482
NIPPON EXPRESS HOLDINGS INC	237,200	4,389
Nippon Kanzai Holdings	12,100	228
Nippon Seisen Co Ltd	2,000	15
Nippon Shokubai Co Ltd	7,200	83
Nippon Telegraph & Telephone Corp	8,797,100	9,768
Nisshin Oillio Group Ltd/The	14,049	469
Nitta Gelatin	4,400	25
Nittoc Construction Co Ltd	15,000	109
Noevir Holdings	18,000	534
Oiles Corp	6,500	94
Okaya	400	19
Okinawa Cellular Telephone Co	14,622	482
Okuwa Co Ltd	35,200	220
Otsuka Corp	15,900	326
OUG Holdings Inc	2,682	61
Ozu Corp	2,400	28
Paramount Bed Holdings	6,100	105
Pigeon Corp	57,300	739

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Prima Meat Packers Ltd	48,900	$769
Pro-Ship	3,500	60
Qol Holdings Co Ltd	3,200	42
Raito Kogyo Co Ltd	25,400	506
Riso Kyoiku Co Ltd	21,800	34
S&B Foods	6,200	127
Sakata Seed	11,800	282
San-A Co Ltd, Cl A	101,100	2,076
Sanki Engineering Co Ltd	3,800	100
Sankyo Co Ltd	252,000	4,383
Sanyo Chemical Industries Ltd	31,600	806
Secom Co Ltd	7,100	258
Seiko Epson Corp	490,400	6,327
Sekisui Chemical Co Ltd	278,400	4,823
Senko Group Holdings Co Ltd	22,700	281
Shindengen Electric Manufacturing	5,000	69
Shionogi & Co Ltd	74,800	1,246
Showa Sangyo Co Ltd	40,800	817
SK Kaken	500	30
SoftBank Corp	6,118,600	9,376
Sojitz Corp	240,300	5,910
SRA Holdings	8,100	260
ST Corp	19,700	209
Step	4,400	68
Studio Alice Co Ltd	5,900	84
Sugi Holdings Co Ltd	3,800	83
Sumitomo Seika Chemicals Co Ltd	1,000	31
Sundrug Co Ltd	20,900	649
Taisei Lamick	1,800	31
Takamatsu Construction Group Co Ltd	5,500	107
TAKEBISHI CORP	4,700	59
TKC Corp	7,400	217
TOKAI Holdings Corp	115,800	790
Tokushu Tokai Paper	1,100	28
Tokyo Individualized Educational Institute Inc	11,500	25
Tokyu Construction Co Ltd	72,700	459
Torigoe	5,400	34
Trend Micro Inc/Japan	74,200	5,542
Unicafe Inc	9,700	61
United Super Markets Holdings Inc	12,300	77
Uoriki Co Ltd	3,000	51
Valor Holdings Co Ltd	31,100	525
Vital KSK Holdings Inc	14,300	125
Wowow Inc	10,676	75
Yamada Holdings Co Ltd	1,204,900	3,609
Yamaguchi Financial Group Inc	365,000	3,865
Yamaya Corp	2,100	36
Yaoko Co Ltd	27,500	1,786
Yellow Hat	6,000	63
Zaoh Co Ltd	2,000	34
Zenkoku Hosho Co Ltd	12,200	269
Zenrin Co Ltd	33,100	265

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ZERIA Pharmaceutical Co Ltd	34,900	$525
		156,206

Netherlands — 2.7%
Acomo NV	18,594	489
ASR Nederland NV	59,811	3,834
Heineken Holding NV	24,315	1,895
Koninklijke Ahold Delhaize NV	547,812	23,116
Koninklijke KPN NV	2,087,475	9,812
Nedap *	3,342	241
NN Group NV	133,984	8,429
Wolters Kluwer NV	48,752	8,644
		56,460

New Zealand — 0.0%
a2 Milk Co Ltd/The *	50,412	270
Channel Infrastructure NZ	36,652	47
Scales	10,225	27
		344

Norway — 1.3%
AMSC ASA	83,585	12
DNB Bank ASA *	110,588	2,955
Moreld	38,926	50
Orkla ASA *	1,052,500	11,923
Solstad Maritime	79,812	172
Sparebank 1 Oestlandet *	2,941	53
SpareBank 1 SMN *	58,981	1,112
Sparebanken More *	280	3
Sparebanken Vest *	14,511	221
Telenor ASA	637,861	9,784
Veidekke ASA *	6,922	104
		26,389

Portugal — 0.0%
NOS SGPS SA *	36,350	159
REN - Redes Energeticas Nacionais SGPS SA *	145,584	486
Sonae SGPS SA *	236,465	328
		973

Singapore — 1.8%
ComfortDelGro Corp Ltd	2,639,700	2,905
DBS Group Holdings Ltd	115,720	3,993
Haw Par	19,700	180
Jardine Cycle & Carriage Ltd	149,200	2,826
Oversea-Chinese Banking Corp Ltd	704,300	8,847
Sheng Siong Group Ltd	1,368,033	1,920
Singapore Exchange Ltd	378,100	4,107
Singapore Telecommunications Ltd	460,200	1,359
United Overseas Bank Ltd	409,400	11,247
Vicom	26,700	30
		37,414

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Spain — 2.0%
Distribuidora Internacional de Alimentacion *	2,080	$61
Ebro Foods SA	34,992	700
Endesa SA	852,444	26,045
Faes Farma	49,670	246
Logista Integral SA	317,649	10,256
Miquel y Costas & Miquel SA	2,889	46
Repsol SA *	305,879	4,120
Viscofan SA *	1,579	114
		41,588

Sweden — 2.1%
Autoliv Inc	53,992	5,552
Scandi Standard	13,036	123
Svenska Handelsbanken AB, Cl A *	924,391	12,327
Swedbank AB, Cl A *	334,500	9,040
Telefonaktiebolaget LM Ericsson, Cl B	1,097,322	9,324
Telia Co AB	2,145,066	8,280
		44,646

Switzerland — 1.9%
Allreal Holding AG *	1,728	396
Basellandschaftliche Kantonalbank *	37	42
Bell Food Group AG *	531	170
Berner Kantonalbank AG *	96	29
BKW AG *	16,384	3,464
Emmi AG *	714	727
Galderma Group *	25,050	3,297
Galenica *	16,551	1,717
Givaudan SA *	367	1,849
Helvetia Holding AG *	2,396	569
Investis Holding SA *	813	121
Sandoz Group AG *	34,420	1,754
Schindler Holding AG *	15,371	5,487
Swisscom AG *	13,156	9,065
TE Connectivity PLC	68,898	11,029
Walliser Kantonalbank *	637	100
		39,816

United Kingdom — 3.7%
Aferian PLC, Cl A *	28,544	2
Auto Trader Group PLC	15,246	163
Balfour Beatty	1,071,100	7,221
British American Tobacco PLC	181,222	8,166
CK Hutchison Holdings Ltd	449,500	2,513
HSBC Holdings PLC	1,293,996	15,258
Imperial Brands PLC	560,277	21,267
Kingfisher PLC	1,216,400	4,558
MP Evans Group PLC	6,809	96
Next PLC	6,414	1,114
Odfjell Technology Ltd	214	1
Sage Group PLC/The *	369,080	6,075
Spirent Communications PLC *	674,657	1,715
Standard Chartered PLC	550,238	8,592

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tesco PLC *	295,668	$1,549
		78,290

United States — 59.6%
Abbott Laboratories	69,752	9,318
Adobe Inc *	15,879	6,591
Aflac Inc	27,600	2,858
Albertsons Cos Inc, Cl A	399,500	8,881
Allison Transmission Holdings Inc	80,600	8,344
Alphabet Inc, Cl A	24,102	4,139
Altria Group Inc	322,765	19,563
Amazon.com Inc *	17,299	3,546
Amdocs Ltd	211,761	19,431
AMETEK Inc	6,261	1,119
Apple Inc	45,403	9,119
AptarGroup Inc	46,109	7,304
Archer-Daniels-Midland Co	100,900	4,870
Arrow Electronics Inc *	85,206	10,087
AT&T Inc	1,306,092	36,309
Autodesk Inc *	8,316	2,463
Automatic Data Processing Inc	30,589	9,958
Avnet Inc	170,691	8,536
Bank of New York Mellon Corp/The	151,300	13,407
Berkshire Hathaway Inc, Cl B *	18,784	9,466
Blue Owl Capital Corp	223,500	3,274
Booking Holdings Inc	288	1,589
Boston Scientific Corp *	50,254	5,290
Box Inc, Cl A *	246,261	9,314
Bristol-Myers Squibb Co	277,600	13,403
Bunge Global SA	60,583	4,735
Campbell Soup Co	173,900	5,920
Cardinal Health Inc	65,347	10,092
Cargurus Inc, Cl A *	4,113	129
Cencora Inc	32,526	9,473
Centene Corp *	169,925	9,591
Chemed Corp	16,430	9,445
Chevron Corp	58,800	8,038
Church & Dwight Co Inc	85,443	8,400
Cigna Group/The	21,947	6,949
Cintas Corp	43,657	9,888
Cisco Systems Inc	591,206	37,270
Clorox Co/The	63,978	8,437
Coca-Cola Co/The	122,748	8,850
Cognizant Technology Solutions Corp, Cl A	187,088	15,152
Colgate-Palmolive Co	103,775	9,645
Comcast Corp, Cl A	697,033	24,096
CommVault Systems Inc *	35,650	6,529
Conagra Brands Inc	140,700	3,221
Costco Wholesale Corp	9,205	9,575
CSG Systems International Inc	46,100	3,045
Cummins Inc	10,100	3,247
CVS Health Corp	115,700	7,409
Dolby Laboratories Inc, Cl A	113,366	8,419
Dropbox Inc, Cl A *	356,417	10,286

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
eBay Inc	291,927	$21,360
Ecolab Inc	30,188	8,019
Electronic Arts Inc	62,187	8,941
Encompass Health Corp	15,285	1,848
Everest Group Ltd	7,000	2,430
Evergy Inc	79,166	5,257
Eversource Energy	119,514	7,746
Exelixis Inc *	213,118	9,173
Exxon Mobil Corp	51,600	5,279
F5 Inc *	45,360	12,945
Federated Hermes Inc, Cl B	121,103	5,111
Ford Motor Co	233,500	2,424
Fortinet Inc *	47,689	4,854
Fox Corp	164,010	9,011
Fresh Del Monte Produce Inc	114,025	4,027
Gartner Inc *	1,429	624
Gen Digital Inc	277,000	7,889
General Mills Inc	104,469	5,669
General Motors Co	67,700	3,359
Gilead Sciences Inc	164,741	18,135
Glatfelter Corp *	12,267	147
Golub Capital BDC Inc	92,718	1,410
Grand Canyon Education Inc *	9,045	1,790
GSK PLC	307,800	6,258
H&R Block Inc	146,730	8,356
Hartford Financial Services Group Inc/The	62,900	8,167
HCA Healthcare Inc	15,658	5,972
Hewlett Packard Enterprise Co	348,800	6,027
Hologic Inc *	2,916	181
HP Inc	262,400	6,534
Incyte Corp *	201,257	13,094
Ingredion Inc	63,617	8,850
Intercontinental Exchange Inc	56,267	10,117
InterDigital Inc	7,618	1,655
International Business Machines Corp	48,360	12,528
J M Smucker Co/The	39,600	4,459
Johnson & Johnson	172,281	26,740
Kimberly-Clark Corp	130,520	18,764
Kraft Heinz Co/The	198,400	5,303
Kroger Co/The	244,382	16,674
Linde PLC	17,043	7,969
Lockheed Martin Corp	17,300	8,345
Loews Corp	64,100	5,724
Marathon Petroleum Corp	40,470	6,505
Marsh & McLennan Cos Inc	40,816	9,537
Mastercard Inc, Cl A	17,270	10,113
McKesson Corp	12,878	9,266
Medtronic PLC	12,455	1,034
Merck & Co Inc	226,062	17,371
Meta Platforms Inc, Cl A	1,539	997
Microsoft Corp	24,401	11,233
Molson Coors Beverage Co, Cl B	222,359	11,916
Mondelez International Inc, Cl A	32,063	2,164

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Moody's Corp	11,344	$5,437
Motorola Solutions Inc	21,856	9,079
National Fuel Gas Co	98,400	8,122
Nestle SA *	14,964	1,597
NetScout Systems Inc *	180,214	4,116
New Mountain Finance Corp	6,644	72
New York Times Co/The, Cl A	167,442	9,564
NewMarket Corp	17,263	11,118
Novartis AG *	226,179	26,154
NVIDIA Corp	88,845	12,006
OGE Energy Corp	32,208	1,432
Old Republic International Corp	240,851	9,104
Organon & Co	30,990	286
PepsiCo Inc	62,734	8,246
Pfizer Inc	734,259	17,248
Philip Morris International Inc	54,961	9,925
Portland General Electric Co	100,147	4,246
Premier Inc, Cl A	164,067	3,770
Procter & Gamble Co/The	57,271	9,730
Progress Software Corp	54,700	3,367
Provident Financial Holdings Inc	2,655	41
Regeneron Pharmaceuticals Inc *	6,829	3,348
Republic Services Inc, Cl A	39,986	10,288
Roche Holding AG *	45,949	14,911
Rollins Inc	34,555	1,978
Roper Technologies Inc	16,193	9,234
Royal Gold Inc	12,224	2,177
Sanofi SA *	52,674	5,216
Science Applications International Corp	44,987	5,198
Service Corp International/US	51,486	4,016
Shell PLC	237,232	7,834
Sonoco Products Co	51,900	2,364
Spectrum Brands Holdings Inc	7,209	416
Spotify Technology SA *	6,611	4,397
Stryker Corp	17,764	6,797
TD SYNNEX Corp	47,306	5,740
TEGNA Inc	302,600	5,059
TJX Cos Inc/The	33,992	4,314
T-Mobile US Inc	38,730	9,380
Tyler Technologies Inc *	6,195	3,574
UL Solutions Inc, Cl A	128,842	9,212
United Therapeutics Corp *	16,686	5,320
Unum Group	135,466	11,069
Veeva Systems Inc, Cl A *	6,577	1,840
Veralto Corp	62,702	6,335
Verisk Analytics Inc, Cl A	1,534	482
Verizon Communications Inc	808,751	35,553
Visa Inc, Cl A	27,179	9,926
Walmart Inc	61,061	6,028
Waste Connections Inc	45,276	8,923
Waste Management Inc	38,869	9,366
Western Union Co/The	535,000	4,965
WK Kellogg Co	27,325	462

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zoom Video Communications Inc, Cl A *	3,501	$284
		1,245,987

Total Common Stock
(Cost $1,807,337) ($ Thousands)		2,051,550

PREFERRED STOCK — 0.3%
Germany — 0.3%
Henkel AG & Co KGaA *(A)	63,903	5,119

Total Preferred Stock
(Cost $4,986) ($ Thousands)		5,119

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	17,022,704	17,023
Total Cash Equivalent
(Cost $17,023) ($ Thousands)		17,023
Total Investments in Securities — 99.2%
(Cost $1,829,346) ($ Thousands)		$2,073,692

SEI Institutional Investments Trust

A list of the open futures contracts held by the Fund at May 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	10	Jun-2025	$609	$610	$(7)
FTSE 100 Index	5	Jun-2025	580	592	5
Hang Seng Index	2	Jun-2025	297	296	(1)
S&P 500 Index E-MINI	15	Jun-2025	4,458	4,438	(20)
SPI 200 Index	7	Jun-2025	940	952	6
TOPIX Index	3	Jun-2025	571	581	12
			$7,455	$7,469	$(5)

A list of the open forward foreign currency contracts held by the Fund at May 31, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	06/06/25	NOK	169,283	USD	16,328	$(241)
Barclays PLC	06/09/25	SEK	213,953	USD	22,210	(79)
BNP Paribas	06/06/25	SGD	22,048	USD	17,048	(56)
BNP Paribas	06/06/25	CHF	31,477	USD	38,349	4
BNP Paribas	06/06/25	HKD	136,092	USD	17,564	198
Brown Brothers Harriman	06/06/25	USD	392	AUD	612	1
Brown Brothers Harriman	06/06/25	USD	637	AUD	986	(2)
Brown Brothers Harriman	06/06/25	USD	2,541	HKD	19,839	(9)
Brown Brothers Harriman	06/06/25	USD	2,343	SGD	3,028	6
Brown Brothers Harriman	06/06/25	USD	300	SGD	387	(1)
Brown Brothers Harriman	06/06/25	CHF	1,285	USD	1,566	1
Brown Brothers Harriman	06/06/25	CHF	3,465	USD	4,161	(60)
Brown Brothers Harriman	06/06/25	AUD	3,700	USD	2,390	9
Brown Brothers Harriman	06/06/25	AUD	1,214	USD	777	(4)
Brown Brothers Harriman	06/06/25	DKK	5,019	USD	758	(6)
Brown Brothers Harriman	06/06/25	USD	4,849	NOK	50,118	56
Brown Brothers Harriman	06/06/25	USD	914	NOK	9,311	(3)
Brown Brothers Harriman	06/06/25	SGD	1,261	USD	981	3
Brown Brothers Harriman	06/06/25	SGD	4,553	USD	3,511	(22)
Brown Brothers Harriman	06/06/25	USD	6,468	GBP	4,830	45
Brown Brothers Harriman	06/06/25	USD	135	GBP	100	—
Brown Brothers Harriman	06/06/25	USD	6,357	CAD	8,828	65
Brown Brothers Harriman	06/06/25	USD	426	CAD	585	—
Brown Brothers Harriman	06/06/25	USD	6,040	CHF	5,020	75
Brown Brothers Harriman	06/06/25	USD	827	CHF	678	(1)
Brown Brothers Harriman	06/06/25	GBP	1,285	USD	1,733	1
Brown Brothers Harriman	06/06/25	GBP	5,850	USD	7,797	(92)
Brown Brothers Harriman	06/06/25	USD	7,683	DKK	51,030	87
Brown Brothers Harriman	06/06/25	USD	190	DKK	1,242	(1)
Brown Brothers Harriman	06/06/25	CAD	9,428	USD	6,796	(64)
Brown Brothers Harriman	06/06/25	USD	10,574	JPY	1,536,872	85
Brown Brothers Harriman	06/06/25	USD	6,702	JPY	961,216	(36)
Brown Brothers Harriman	06/06/25	USD	15,326	EUR	13,582	99
Brown Brothers Harriman	06/06/25	USD	1,980	EUR	1,738	(5)
Brown Brothers Harriman	06/06/25	NOK	5,632	USD	556	5
Brown Brothers Harriman	06/06/25	NOK	14,703	USD	1,420	(19)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Global Managed Volatility Fund (Concluded)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	06/06/25	EUR	1,122	USD	1,274	$—
Brown Brothers Harriman	06/06/25	EUR	28,451	USD	32,003	(308)
Brown Brothers Harriman	06/06/25	HKD	57,944	USD	7,429	36
Brown Brothers Harriman	06/06/25	JPY	527,068	USD	3,694	39
Brown Brothers Harriman	06/06/25	JPY	1,529,026	USD	10,524	(80)
Brown Brothers Harriman	06/09/25	USD	4,920	SEK	47,599	39
Brown Brothers Harriman	06/09/25	USD	1,097	SEK	10,493	(4)
Brown Brothers Harriman	06/09/25	SEK	6,694	USD	703	5
Brown Brothers Harriman	06/09/25	SEK	24,117	USD	2,491	(21)
Standard Chartered	06/06/25	AUD	8,683	USD	5,591	3
Standard Chartered	06/06/25	GBP	33,312	USD	44,321	(601)
Westpac Banking	06/06/25	CAD	65,302	USD	47,333	(177)
Westpac Banking	06/06/25	DKK	67,823	USD	10,327	—
Westpac Banking	06/06/25	EUR	95,873	USD	108,975	95
Westpac Banking	06/06/25	JPY	12,387,827	USD	85,994	83
						$(852)

Percentages are based on Net Assets of $2,090,473 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2025.
†	Investment in Affiliated Security (see Note 6).
(A)	No interest rate available.

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	2,033,120	18,430	–	2,051,550
Preferred Stock	5,119	–	–	5,119
Cash Equivalent	17,023	–	–	17,023
Total Investments in Securities	2,055,262	18,430	–	2,073,692

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	23	–	–	23
Unrealized Depreciation	(28)	–	–	(28)
Forward Contracts*
Unrealized Appreciation	–	1,040	–	1,040
Unrealized Depreciation	–	(1,892)	–	(1,892)
Total Other Financial Instruments	(5)	(852)	–	(857)

*	Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2025	Income	Capital Gains
SEI Liquidity Fund, LP	$13,765	$3	$(13,745)	$3	$(26)	$—	$2	$—
SEI Daily Income Trust, Government Fund, Institutional Class	15,279	647,209	(645,465)	—	—	17,023	1,259	—
Totals	$29,044	$647,212	$(659,210)	$3	$(26)	$17,023	$1,261	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.7%
Argentina — 0.0%
Vista Energy SAB de CV ADR *	29,569	$1,464

Australia — 2.8%
ANZ Group Holdings Ltd	90,517	1,691
Aristocrat Leisure Ltd	701,595	28,146
Aurelia Metals Ltd *	381,151	74
Bank of Queensland Ltd	7,243	36
BlueScope Steel Ltd	1,184,836	17,364
Brambles Ltd	819,477	12,238
Charter Hall Group ‡	124,856	1,462
Cochlear Ltd	29,847	5,210
Coles Group Ltd	105,010	1,460
Commonwealth Bank of Australia	81,720	9,258
Computershare Ltd	1,529,723	39,541
Eagers Automotive Ltd	120,235	1,343
Emerald Resources NL *	555,685	1,707
Evolution Mining Ltd	730,538	4,188
Gold Road Resources Ltd	1,073,063	2,358
JB Hi-Fi Ltd	15,550	1,079
Netwealth Group Ltd	134,163	2,766
Northern Star Resources Ltd	1,161,148	15,764
OceanaGold Corp	256,500	1,140
Orica Ltd	226,404	2,738
Pro Medicus Ltd	140,249	25,385
Qantas Airways Ltd	1,502,782	10,254
Qube Holdings Ltd	984,589	2,686
Ramelius Resources Ltd	847,260	1,581
REA Group Ltd	33,456	5,159
Rio Tinto Ltd	423,573	30,753
Sigma Healthcare Ltd	1,545,635	3,103
Technology One Ltd	315,449	8,338
Vault Minerals Ltd *	6,451,459	1,882
		238,704

Austria — 0.3%
Erste Group Bank AG	255,530	20,574
Raiffeisen Bank International AG	89,463	2,735
		23,309

Belgium — 0.8%
Anheuser-Busch InBev SA/NV	506,184	35,737
Barco NV	7,945	117
KBC Group NV	12,777	1,263
Syensqo SA	401,581	30,816
		67,933

Brazil — 2.2%
Ambev SA	21,399,530	52,154
Banco do Brasil SA	9,303,100	38,011
Bemobi Mobile Tech SA	30,600	102
BRF SA	928,279	3,300
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	91,900	1,884
Cogna Educacao SA	1,873,876	964

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
JBS S/A	605,400	$4,235
Pagseguro Digital Ltd, Cl A	203,496	1,813
Pluxee NV	378,696	8,511
Ser Educacional SA	19,600	35
Tegma Gestao Logistica SA	16,400	105
Telefonica Brasil SA	7,000,000	34,878
TIM SA/Brazil	267,000	903
TOTVS SA	3,861,100	28,790
Ultrapar Participacoes SA	271,700	770
Vale SA	727,800	6,632
VTEX, Cl A *	27,816	178
Wheaton Precious Metals Corp	38,135	3,298
XP Inc, Cl A	41,549	804
		187,367

Cameroon — 0.0%
Golar LNG Ltd	55,985	2,304

Canada — 4.7%
Aecon Group Inc	9,600	132
Agnico Eagle Mines Ltd	77,640	9,135
Alamos Gold Inc, Cl A	140,877	3,641
Aritzia Inc *	74,465	3,607
Atco Ltd/Canada, Cl I	82,496	3,089
AutoCanada Inc *	2,500	40
Barrick Gold Corp	1,859,769	35,601
Birchcliff Energy Ltd	468,501	2,208
Bird Construction Inc	3,200	63
Brookfield Corp, Cl A	31,302	1,804
Calfrac Well Services Ltd *	14,470	34
Canaccord Genuity Group Inc	47,265	320
Canadian Imperial Bank of Commerce	365,690	24,849
Canadian Natural Resources Ltd	148,946	4,514
CCL Industries Inc, Cl B	67,244	3,914
Celestica Inc *	39,115	4,521
Cenovus Energy Inc	182,800	2,404
Centerra Gold Inc	193,899	1,381
CES Energy Solutions Corp	104,504	475
Cogeco Inc	1,976	94
Coveo Solutions Inc *	19,580	99
Dollarama Inc	482,848	61,982
Dundee Precious Metals Inc	411,200	6,325
Dynacor Group Inc	3,800	13
E-L Financial Corp Ltd	100	121
Emera Inc	174,368	7,978
Empire Co Ltd, Cl A	556,707	21,447
Enerflex Ltd	64,000	450
Enghouse Systems Ltd	66,097	1,269
Evertz Technologies Ltd	2,800	24
Finning International Inc	152,860	5,632
FirstService Corp	4,700	822
Fortuna Mining Corp *	4,700	27
George Weston Ltd	9,500	1,909
iA Financial Corp Inc	239,037	24,291

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Jaguar Mining Inc *	45,500	$124
K92 Mining Inc *	204,869	2,123
Kinaxis Inc *	3,000	426
Kinross Gold Corp	441,521	6,506
Leon's Furniture Ltd	3,400	68
Lundin Gold Inc	69,338	3,344
Magellan Aerospace Corp	3,000	38
Magna International Inc, Cl A	651,080	23,599
Manulife Financial Corp	374,937	11,917
Martinrea International Inc	32,475	199
MDA Space Ltd *	102,131	2,109
National Bank of Canada	48,979	4,812
North West Co Inc/The	69,518	2,895
Paramount Resources Ltd, Cl A	13,200	183
Pason Systems Inc	8,947	79
Peyto Exploration & Development Corp	114,059	1,535
Quebecor Inc, Cl B	62,100	1,744
Saputo Inc	58,900	1,133
Secure Energy Services Inc	128,478	1,432
Shopify Inc, Cl A *	44,465	4,742
SSR Mining Inc *	89,200	1,055
Stantec Inc	67,998	6,982
StorageVault Canada Inc	54,500	164
Suncor Energy Inc	900,139	31,941
Tamarack Valley Energy Ltd	796,136	2,530
TELUS International CDA Inc *	10,500	30
TerraVest Industries Inc	27,929	3,438
TMX Group Ltd	302,961	12,222
Torex Gold Resources Inc *	67,152	2,152
Toromont Industries Ltd	282,517	24,453
TransAlta Corp	235,431	2,296
Victoria Gold Corp/Vancouver *	1,652	–
Wajax Corp	4,700	77
Winpak Ltd	9,784	314
		390,877

Chile — 0.1%
Banco de Chile ADR	25,603	773
Cia Cervecerias Unidas SA ADR	76,859	1,048
Falabella SA	539,778	2,578
		4,399

China — 5.9%
Agricultural Bank of China Ltd, Cl H	33,727,000	21,609
Alibaba Group Holding Ltd	2,879,300	40,993
Alibaba Group Holding Ltd ADR	80,243	9,135
Aluminum Corp of China Ltd, Cl H	2,280,000	1,324
Anji Microelectronics Technology Shanghai Co Ltd, Cl A	63,446	1,498
Anker Innovations Technology Co Ltd, Cl A	152,770	2,156
ATRenew Inc ADR *	16,321	42
Autohome Inc ADR	15,425	378
BAIC Motor Corp Ltd, Cl H	430,500	108
Baidu Inc, Cl A *	2,613,200	26,821

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BeiGene Ltd *	86,700	$1,653
Beijing Enlight Media Co Ltd, Cl A	673,400	1,633
Bilibili Inc, Cl Z *	419,610	7,693
Bluestar Adisseo Co, Cl A	1,266,700	1,688
BOC Hong Kong Holdings Ltd	576,000	2,422
Bohai Leasing Co Ltd, Cl A *	4,707,100	2,137
BYD Co Ltd, Cl H	80,500	4,000
China Construction Bank Corp, Cl H	35,680,000	31,899
China Leon Inspection Holding Ltd	118,204	36
China Merchants Bank Co Ltd, Cl H	2,974,000	18,412
China New Higher Education Group Ltd	1,739,416	204
China Overseas Land & Investment Ltd	18,012,500	30,093
China Taiping Insurance Holdings Co Ltd	734,800	1,125
China Yongda Automobiles Services Holdings Ltd	224,500	69
CNOOC Energy Technology & Services Ltd, Cl A	2,650,500	1,519
Dong-E-E-Jiao Co Ltd, Cl A	230,866	1,753
Eastroc Beverage Group Co Ltd, Cl A	150,310	6,673
Edvantage Group Holdings Ltd	263,211	50
FIH Mobile Ltd *	32,300	38
Gambol Pet Group Co Ltd, Cl A	101,900	1,526
Geely Automobile Holdings Ltd	1,487,000	3,314
Giant Biogene Holding Co ltd	178,000	1,604
Guoquan Food Shanghai Co Ltd	2,021,600	822
Haier Smart Home Co Ltd, Cl A	9,447,200	27,511
Hello Group Inc ADR	20,685	126
Hunan Gold Corp Ltd, Cl A	463,600	1,448
iDreamSky Technology Holdings Ltd *	1,412,400	133
Industrial & Commercial Bank of China Ltd, Cl H	9,191,000	6,666
iQIYI Inc ADR *	524,006	838
JD Logistics Inc *	1,133,200	1,783
JD.com Inc, Cl A	652,600	10,561
JOYY Inc ADR	113,942	5,456
Kingsoft Corp Ltd	306,400	1,299
Kuaishou Technology, Cl B *	2,849,700	19,155
Lee & Man Chemical Co Ltd	26,966	13
Lenovo Group Ltd	7,346,000	8,386
Linklogis Inc, Cl B	180,000	28
Lonking Holdings Ltd	114,756	27
Meituan, Cl B *	272,900	4,719
Midea Group Co Ltd, Cl A	337,800	3,701
NetDragon Websoft Holdings Ltd	179,260	219
NetEase Cloud Music Inc *	4,350	117
NetEase Inc	1,127,500	27,259
Newborn Town Inc *	448,000	560
Nexteer Automotive Group Ltd	201,000	147
Ningbo Shuanglin Auto Parts Co Ltd, Cl A	234,400	1,370
PDD Holdings Inc ADR *	37,634	3,632
Ping An Insurance Group Co of China Ltd, Cl H	274,500	1,603
Pop Mart International Group Ltd	162,200	4,533

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Postal Savings Bank of China Co Ltd, Cl H	7,420,000	$4,811
Prosus NV	68,693	3,528
Shandong Himile Mechanical Science & Technology Co Ltd, Cl A	307,200	2,614
Shanghai Allist Pharmaceuticals Co Ltd, Cl A	237,494	3,228
Sichuan Biokin Pharmaceutical Co Ltd, Cl A *	43,537	1,815
SITC International Holdings Co Ltd	1,805,670	5,762
TCL Electronics Holdings Ltd	197,000	255
Tencent Holdings Ltd	888,200	55,991
Tongdao Liepin Group	22,862	10
Topsports International Holdings Ltd	347,000	124
Ugreen Group Ltd, Cl A	353,900	2,505
Victory Giant Technology Huizhou Co Ltd, Cl A	187,400	2,256
Vipshop Holdings Ltd ADR	827,791	11,415
Weichai Power Co Ltd, Cl H	9,994,000	19,458
XD Inc *	271,600	1,270
Xiaomi Corp, Cl B *	1,844,800	11,874
XPeng Inc, Cl A *	177,000	1,715
Yangzijiang Shipbuilding Holdings Ltd	1,098,000	1,799
Yankershop Food Co Ltd, Cl A	153,500	1,876
Yantai China Pet Foods Co Ltd, Cl A	174,643	1,521
Zhejiang Akcome New Energy Technology Co Ltd *	3,175,100	–
Zhejiang NHU Co Ltd, Cl A	570,300	1,736
Zhihu Inc ADR *	70,811	271
Zhongsheng Group Holdings Ltd	291,500	437
		491,988

Colombia — 0.0%
Ecopetrol SA ADR	215,298	1,824

Czechia — 0.0%
Komercni Banka AS	2,280	105

Denmark — 2.1%
ALK-Abello A/S *	69,134	1,874
AP Moller - Maersk A/S, Cl B	32,466	58,810
Coloplast A/S, Cl B	304,741	29,624
Danske Bank A/S	726,039	27,818
DSV A/S	65,122	15,333
Genmab A/S *	11,158	2,354
ISS A/S	57,217	1,538
Novo Nordisk A/S, Cl B	274,552	19,504
Novonesis (Novozymes) B, Cl B	23,051	1,624
Pandora A/S	82,241	15,031
ROCKWOOL A/S, Cl B	43,176	2,049
		175,559

Finland — 1.0%
Cargotec Oyj, Cl B	7,061	380
Kone Oyj, Cl B	187,103	11,673
Konecranes Oyj, Cl A	19,453	1,520

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nokia Oyj	9,048,374	$47,082
Nokia Oyj ADR	1,790,199	9,345
Orion Oyj, Cl B	89,214	6,052
Wartsila OYJ Abp, Cl B	285,941	5,732
		81,784

France — 7.4%
Accor SA	238,510	12,669
Air Liquide SA	102,043	21,141
Amundi SA	424,413	34,645
Arkema SA	424,816	30,350
BNP Paribas SA	549,263	48,093
Carrefour SA	2,489,747	37,226
Cie Generale des Etablissements Michelin SCA	819,016	31,329
Criteo SA ADR *	62,164	1,583
Danone SA	355,553	30,394
Dassault Aviation SA	23,734	8,631
EssilorLuxottica SA	165,238	45,904
Fnac Darty SA	1,486	51
Forvia SE	27,538	259
Guerbet	1,058	24
Ipsen SA	51,269	6,035
Kering SA	26,289	5,137
LVMH Moet Hennessy Louis Vuitton SE	74,357	40,325
Manitou BF SA	2,663	63
Pernod Ricard SA	147,122	15,210
Publicis Groupe SA	78,144	8,517
Rexel SA	1,445,704	40,601
Sanofi SA	585,319	57,961
Societe BIC SA	414,124	25,577
Societe Generale SA	452,382	24,559
Societe LDC SADIR	192	18
Sodexo SA	209,300	14,452
Teleperformance SE	783,590	79,186
Valeo SE	78,465	826
		620,766

Germany — 7.8%
adidas AG	167,855	41,858
Allianz SE	19,421	7,701
Auto1 Group SE *	74,521	1,998
BASF SE	834,355	40,227
Bayer AG	2,425,620	68,278
Bilfinger SE	17,514	1,550
Commerzbank AG	80,255	2,444
Continental AG	981,057	86,025
CTS Eventim AG & Co KGaA	19,096	2,316
Daimler Truck Holding AG	950,999	41,298
Deutsche Bank AG	314,762	8,716
Deutsche Boerse AG	129,624	41,751
Deutsche Lufthansa AG	666,858	5,336
Deutsche Telekom AG	150,166	5,686
Deutsche Wohnen SE	55,513	1,444

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Duerr AG	7,262	$189
DWS Group GmbH & Co KGaA	16,354	918
E.ON SE	65,511	1,148
Evonik Industries AG	822,340	17,819
flatexDEGIRO AG	108,923	3,027
Fresenius Medical Care AG	632,891	35,945
FUCHS SE	4,344	165
GEA Group AG	91,396	6,120
Heidelberg Materials AG	23,392	4,584
HOCHTIEF AG	49,284	9,068
Indus Holding AG	1,268	32
K+S AG	82,911	1,510
Knorr-Bremse AG	156,633	15,846
Krones AG	2,291	361
Merck KGaA	6,375	835
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	15,803	10,237
Nemetschek SE	28,839	4,009
Rational AG	4,086	3,359
Rheinmetall AG	4,467	9,572
RWE AG	81,723	3,077
SAP SE	292,795	88,561
Scout24 SE	301,027	41,009
Siemens AG	49,899	12,000
Siemens Energy AG *	123,512	12,068
Siemens Healthineers AG	19,433	1,028
SUSS MicroTec SE	44,834	1,949
TAG Immobilien AG	85,875	1,451
Talanx AG	37,156	4,820
thyssenkrupp AG	80,667	786
Vonovia SE	44,878	1,470
Zalando SE *	116,176	4,150
		653,741

Greece — 0.1%
Alpha Services and Holdings SA	848,245	2,722
Eurobank Ergasias Services and Holdings SA	784,246	2,415
National Bank of Greece SA	104,801	1,248
OPAP SA	64,353	1,384
StealthGas Inc *	1,595	9
Titan Cement International SA	35,497	1,611
		9,389

Hong Kong — 1.6%
AIA Group Ltd	7,666,641	63,814
Bank of East Asia Ltd/The	20,516	29
Chaoda Modern Agriculture Holdings Ltd *	2,640	–
Dah Sing Banking Group Ltd	42,821	49
Futu Holdings Ltd ADR	14,888	1,518
HKT Trust & HKT Ltd	939,000	1,352
Hong Kong Exchanges & Clearing Ltd	739,100	36,971
Hysan Development Co Ltd	62,000	102
Luk Fook Holdings International Ltd	43,000	99

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Orient Overseas International Ltd	17,000	$292
Pou Sheng International Holdings Ltd	348,000	21
Swire Pacific Ltd, Cl A	3,738,528	31,845
United Energy Group Ltd	8,255,808	494
United Laboratories International Holdings Ltd/The	262,000	487
WH Group Ltd	496,500	457
		137,530

Hungary — 0.2%
Magyar Telekom Telecommunications PLC	12,744	63
MOL Hungarian Oil & Gas PLC	86,492	748
OTP Bank Nyrt	252,359	19,136
		19,947

India — 2.1%
Adani Ports & Special Economic Zone Ltd	89,862	1,507
Amber Enterprises India Ltd *	21,710	1,649
Bajaj Electricals Ltd	6,553	53
Bank of India	271,377	387
Bharat Petroleum Corp Ltd	1,502,986	5,602
Bharti Airtel Ltd	382,645	8,313
Birlasoft Ltd	83,992	394
BSE Ltd	94,677	2,966
Canara Bank	392,492	527
Coal India Ltd	4,056,802	18,861
Colgate-Palmolive India Ltd	8,076	232
Coromandel International Ltd	259,424	6,950
DB Corp Ltd	11,535	34
Dixon Technologies India Ltd	17,349	2,984
GE T&D India Ltd	82,259	2,159
Godfrey Phillips India Ltd	14,871	1,516
Great Eastern Shipping Co Ltd/The	12,945	141
Gujarat Industries Power Co Ltd	63,859	146
HCL Technologies Ltd	393,254	7,527
HDFC Bank Ltd ADR	554,474	41,802
Hitachi Energy India Ltd	8,474	1,914
ICICI Bank Ltd	387,127	6,566
IIFL Securities Ltd	18,312	66
Indian Metals & Ferro Alloys Ltd	22,918	167
Indian Oil Corp Ltd	4,280,648	7,112
Indian Railway Catering & Tourism Corp Ltd	37,799	335
Indus Towers Ltd *	405,459	1,822
IndusInd Bank Ltd	398,723	3,812
Infosys Ltd	604,592	11,049
Infosys Ltd ADR	1,421	26
Intellect Design Arena Ltd	8,553	117
InterGlobe Aviation Ltd *	22,285	1,391
J Kumar Infraprojects Ltd	1,469	12
Jindal Saw Ltd	256,750	637
Karur Vysya Bank Ltd/The	790,880	2,052
Kaynes Technology India Ltd *	21,662	1,516
KPIT Technologies Ltd	20,824	326
LTIMindtree Ltd	8,332	494

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mahindra & Mahindra Ltd	55,988	$1,950
Marico Ltd	224,830	1,884
Mazagon Dock Shipbuilders Ltd	30,860	1,255
Mphasis Ltd	47,289	1,415
Persistent Systems Ltd	9,786	645
Petronet LNG Ltd	50,461	181
PG Electroplast Ltd	178,791	1,613
Power Finance Corp Ltd	52,428	249
REC Ltd	245,927	1,160
Shanthi Gears Ltd	5,135	30
Solar Industries India Ltd	11,104	2,091
SP Apparels Ltd *	5,752	54
Sutlej Textiles and Industries Ltd *	29,304	14
Suzlon Energy Ltd *	1,831,004	1,534
Tata Consultancy Services Ltd	189,703	7,681
Tata Elxsi Ltd	18,443	1,388
TeamLease Services Ltd *	2,874	66
Tech Mahindra Ltd	65,845	1,212
Trent Ltd	22,371	1,477
Union Bank of India Ltd	210,231	361
United Spirits Ltd	72,115	1,282
Wipro Ltd	954,728	2,789
Zensar Technologies Ltd	7,672	75
		173,570

Indonesia — 0.3%
Adaro Energy Indonesia Tbk PT	6,016,761	813
Aneka Tambang Tbk	8,932,300	1,704
Aspirasi Hidup Indonesia Tbk PT	3,573,200	126
Bank Rakyat Indonesia Persero Tbk PT	65,527,200	17,829
Bumi Resources Minerals Tbk PT *	69,636,300	1,663
Delta Dunia Makmur Tbk PT	1,284,381	39
Elnusa Tbk PT	3,901,400	117
Gudang Garam Tbk PT *	62,100	38
Prima Andalan Mandiri Tbk PT	154,579	45
TBS Energi Utama Tbk PT	2,820,700	79
Triputra Agro Persada PT	2,698,127	150
United Tractors Tbk PT	3,722,975	5,126
		27,729

Ireland — 2.1%
Accenture PLC, Cl A	159,657	50,583
AerCap Holdings NV	46,377	5,367
AIB Group PLC	4,300,000	33,920
Aon PLC, Cl A	109,273	40,658
Bank of Ireland Group PLC	2,641,023	36,252
James Hardie Industries PLC *	253,958	5,833
		172,613

Israel — 1.0%
Bank Hapoalim BM	16,351	274
Cellebrite DI Ltd *	7,206	120
Check Point Software Technologies Ltd *	236,634	54,161
CyberArk Software Ltd *	8,830	3,380
Isracard Ltd	18	–

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Monday.com Ltd *	5,192	$1,544
Nova Ltd *	24,660	5,268
Oddity Tech Ltd, Cl A *	41,423	3,083
Radware Ltd *	1,385	32
Shufersal Ltd	237,063	2,374
Wix.com Ltd *	108,632	16,181
		86,417

Italy — 1.4%
A2A SpA	1,408,894	3,658
Banca Mediolanum SpA	380,715	6,328
Banca Popolare di Sondrio SPA	351,263	4,740
BPER Banca SPA	340,073	3,020
Enel SpA	4,540,638	41,730
Ferrari NV	16,909	8,092
Intesa Sanpaolo SpA	2,871,646	16,029
Leonardo SpA	309,111	19,118
Maire SpA	264,589	3,379
Poste Italiane SpA	200,946	4,362
PRADA SpA	245,400	1,600
Reply SpA	8,192	1,381
UniCredit SpA	108,152	6,954
		120,391

Japan — 10.5%
Ad-sol Nissin Corp	3,800	29
Airtrip Corp	3,500	23
Aisan Industry Co Ltd	3,200	41
Alpha Systems Inc	1,300	30
Anest Iwata Corp	8,300	81
Anritsu Corp	3,000	34
Asahi Group Holdings Ltd	304,200	3,998
Asics Corp	81,100	1,949
Atrae Inc	19,300	89
Avant Group Corp	13,200	140
Awa Bank Ltd/The	12,300	240
Axell Corp	17,000	110
Axial Retailing Inc	2,000	16
Bandai Namco Holdings Inc	65,500	2,075
Bank of Iwate Ltd/The	5,400	112
Bank of Saga Ltd/The	1,800	27
Bic Camera Inc	159,300	1,652
BIPROGY Inc	96,000	3,878
Brother Industries Ltd	1,666,189	28,357
Business Brain Showa-Ota Inc	2,400	43
Business Engineering Corp	4,100	136
Canon Inc	113,800	3,467
Capcom Co Ltd	185,620	5,491
Central Japan Railway Co	312,300	6,804
Central Security Patrols Co Ltd	7,934	136
COLOPL Inc	137,300	493
Creek & River Co Ltd	5,300	55
CTS Co Ltd	4,400	24
Daihatsu Diesel Manufacturing Co Ltd	13,500	174

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dai-ichi Life Holdings Inc	870,300	$6,774
Daiichi Sankyo Co Ltd	173,300	4,599
Daikin Industries Ltd	43,800	4,970
Dainichiseika Color & Chemicals Manufacturing Co Ltd	1,500	32
Daito Trust Construction Co Ltd	50,200	5,639
Daiwa House Industry Co Ltd	59,300	1,994
Daiwa Securities Group Inc	587,700	3,964
Denso Corp	317,700	4,277
Dentsu Group Inc	1,454,793	31,336
Digital Arts Inc	3,600	181
Digital Information Technologies Corp	2,400	41
Doshisha Co Ltd	1,200	19
East Japan Railway Co	375,900	7,856
Ehime Bank Ltd/The	6,800	48
Eisai Co Ltd	211,700	6,045
Elecom Co Ltd	47,500	561
en Japan Inc	17,000	202
ERI Holdings Co Ltd	1,100	16
Fabrica Holdings Co Ltd	2,600	36
FANUC Corp	62,100	1,653
Fast Retailing Co Ltd	25,900	8,603
Fuji Electric Co Ltd	35,800	1,577
Fujikura Ltd	65,600	3,037
Fujimori Kogyo Co Ltd	1,500	39
Fujitsu Ltd	919,100	20,991
Fukui Computer Holdings Inc	2,353	50
Fukuoka Financial Group Inc	397,600	10,871
Fukushima Galilei Co Ltd	5,600	119
Gakken Holdings Co Ltd	18,400	121
GungHo Online Entertainment Inc	123,100	2,350
Hamamatsu Photonics KK	26,300	281
Hisamitsu Pharmaceutical Co Inc	1,900	54
Hitachi Ltd	208,500	5,793
Hoya Corp	248,500	29,259
Hyakujushi Bank Ltd/The	10,700	298
Ichikoh Industries Ltd	29,600	78
I'll Inc	1,800	33
ISB Corp	4,900	46
Japan Exchange Group Inc	381,300	4,165
Japan Medical Dynamic Marketing Inc	20,000	77
Japan Post Holdings Co Ltd	256,500	2,506
Japan Post Insurance Co Ltd	117,800	2,584
JCR Pharmaceuticals Co Ltd	13,400	50
JK Holdings Co Ltd	3,500	29
Justsystems Corp	7,500	178
Kamakura Shinsho Ltd	6,700	22
Kandenko Co Ltd	123,700	2,539
Kao Corp	296,900	13,516
KAWADA TECHNOLOGIES Inc	8,100	203
KDDI Corp	1,105,600	19,085
Keyence Corp	64,100	26,756
Kimura Unity Co Ltd	9,800	54

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kobe Bussan Co Ltd	80,300	$2,530
Koito Manufacturing Co Ltd	2,208,696	27,875
Komatsu Ltd	999,700	30,298
Konami Group Corp	15,000	2,031
Kyodo Printing Co Ltd	6,800	60
Kyushu Electric Power Co Inc	230,500	1,974
Lasertec Corp	55,800	5,549
LIFULL Co Ltd	47,500	59
Lion Corp	130,800	1,415
LITALICO Inc	4,700	43
Lixil Corp	203,200	2,281
LY Corp	578,100	2,079
M3 Inc	1,807,700	25,307
Makita Corp	420,000	12,832
MarkLines Co Ltd	3,400	47
Maxell Ltd	13,600	169
Mazda Motor Corp	916,600	5,734
Medical System Network Co Ltd, Cl A	5,800	18
MINEBEA MITSUMI Inc	1,490,100	20,764
Mitani Sangyo Co Ltd	6,900	16
Mitsubishi UFJ Financial Group Inc	519,300	7,244
MIXI Inc	252,800	5,831
Moriroku Holdings Co Ltd	5,600	101
Murata Manufacturing Co Ltd	588,900	8,521
NEC Corp	649,000	16,894
NEOJAPAN Inc	12,800	139
Nexon Co Ltd	93,500	1,678
Nice Corp	2,600	29
Nihon Denkei Co Ltd	4,400	62
Nihon Trim Co Ltd	2,800	76
Nippn Corp	36,600	552
Nippon Shinyaku Co Ltd	30,900	761
Nippon Telegraph & Telephone Corp	4,325,300	4,802
Nissan Tokyo Sales Holdings Co Ltd	86,600	286
Nissei ASB Machine Co Ltd	900	36
Nisso Holdings Co Ltd	8,500	37
Nitto Kohki Co Ltd	2,900	36
Nitto Seiko Co Ltd	9,000	35
Nomura Holdings Inc	48,700	297
Noritz Corp	7,900	104
Obic Co Ltd	275,600	10,030
Ogaki Kyoritsu Bank Ltd/The	1,800	31
OIE Sangyo Co Ltd	2,000	28
Okabe Co Ltd	6,100	36
Olympus Corp	1,222,800	15,624
Ono Pharmaceutical Co Ltd	134,700	1,463
Open House Group Co Ltd	36,100	1,555
Optim Corp *	26,600	106
Optorun Co Ltd	9,700	101
Oracle Corp Japan *	30,300	3,540
Oro Co Ltd	5,200	95
Otsuka Corp	144,700	2,966
Otsuka Holdings Co Ltd	49,900	2,530

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PCA Corp	2,600	$32
Pigeon Corp	313,600	4,043
PR Times Corp	7,200	115
Pronexus Inc	16,200	124
R&D Computer Co Ltd	4,500	22
Recruit Holdings Co Ltd	1,032,400	61,320
Relo Group Inc	108,400	1,289
Resona Holdings Inc	1,953,700	17,268
Ricoh Co Ltd	153,100	1,424
Riken Technos Corp	6,700	50
Riken Vitamin Co Ltd	1,400	25
Riso Kagaku Corp	4,600	36
Sakai Heavy Industries Ltd	2,000	27
Sanko Metal Industrial Co Ltd	900	37
Santen Pharmaceutical Co Ltd	15,000	166
Sanwa Holdings Corp	215,700	7,405
Sato Holdings Corp	4,400	62
SCREEN Holdings Co Ltd	51,900	3,682
SCSK Corp	112,900	3,417
SERAKU Co Ltd	12,200	138
Seven & i Holdings Co Ltd	315,000	4,725
Shimizu Corp	276,900	3,036
Shinnihonseiyaku Co Ltd	2,600	41
Shionogi & Co Ltd	28,200	470
SMK Corp	1,400	21
SMS Co Ltd	1,465,800	14,583
SoftBank Group Corp	111,200	5,793
Softcreate Holdings Corp	2,900	41
Soken Chemical & Engineering Co Ltd	1,000	11
Star Micronics Co Ltd	6,200	73
Sugi Holdings Co Ltd	180,900	3,963
Sumitomo Electric Industries Ltd	126,000	2,636
Sumitomo Mitsui Financial Group Inc	956,500	24,505
Sumitomo Pharma Co Ltd *	29,600	155
Sumitomo Riko Co Ltd	2,400	29
Suntory Beverage & Food Ltd	1,035,300	33,524
Suzuken Co Ltd/Aichi Japan	53,600	1,969
Suzuki Motor Corp	123,200	1,559
System Research Co Ltd	3,200	40
System Support Inc	2,300	40
Systena Corp	30,900	85
T&D Holdings Inc	150,800	3,440
Taiho Kogyo Co Ltd, Cl A	5,300	24
Takeda Pharmaceutical Co Ltd	459,500	13,758
Tanabe Consulting Group Co Ltd	6,200	30
TDK Corp	2,756,900	30,105
TechMatrix Corp	4,600	67
Teikoku Electric Manufacturing Co Ltd	8,700	190
Temairazu Inc	4,000	87
Terumo Corp	287,000	5,254
TIS Inc	182,300	5,962
Toei Animation Co Ltd	819,900	17,717
Tokio Marine Holdings Inc	97,600	4,116

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tokyo Electron Ltd	104,400	$16,383
Tokyo Tatemono Co Ltd	87,400	1,544
Tokyu Fudosan Holdings Corp	683,000	4,963
Toli Corp	9,800	33
Toray Industries Inc	1,137,800	7,828
Toshiba TEC Corp	7,500	153
Towa Bank Ltd/The	6,200	30
Toyo Engineering Corp	25,300	113
Toyokumo Inc	2,200	43
Toyota Motor Corp	305,700	5,804
Trend Micro Inc/Japan	170,100	12,704
Tsubakimoto Chain Co	19,500	245
Unipres Corp	8,600	59
USS Co Ltd	147,100	1,589
Vital KSK Holdings Inc	6,300	55
Wacom Co Ltd	31,600	140
Waseda Academy Co Ltd	3,800	62
WingArc1st Inc	3,100	81
Wowow Inc	2,300	16
Xebio Holdings Co Ltd	11,100	88
Yamagata Bank Ltd/The	4,000	41
Yamaha Corp	4,351,746	30,289
Yaskawa Electric Corp	20,700	486
Yokogawa Electric Corp	2,400	59
Yokowo Co Ltd	26,400	226
Yossix Holdings Co Ltd	11,900	213
Yushin Precision Equipment Co Ltd	5,700	24
Yutaka Giken Co Ltd	2,100	40
ZIGExN Co Ltd	54,700	175
ZOZO Inc	140,500	1,518
		885,753

Kuwait — 0.0%
Boubyan Bank KSCP	1,022,910	2,240

Luxembourg — 0.7%
ArcelorMittal SA	1,263,894	38,312
Spotify Technology SA *	27,694	18,420
		56,732

Macao — 0.8%
Galaxy Entertainment Group Ltd	8,215,875	34,740
Sands China Ltd	14,342,178	27,993
		62,733

Malaysia — 0.1%
AMMB Holdings Bhd	736,100	906
Heineken Malaysia Bhd	17,100	109
Hong Leong Bank Bhd	193,300	889
Hong Leong Financial Group Bhd	32,300	126
Jaya Tiasa Holdings BHD	87,300	24
Leong Hup International Bhd	196,800	29
Pantech Group Holdings Bhd	216,400	35
Petronas Dagangan Bhd	8,700	40
RHB Bank Bhd	293,600	444

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sunway Bhd	1,659,400	$1,850
United Plantations BHD	298,200	1,595
Wasco Bhd	116,600	26
Wellcall Holdings Bhd	37,400	12
		6,085

Mexico — 0.2%
Arca Continental SAB de CV	447,200	4,920
El Puerto de Liverpool SAB de CV	11,312	55
Fomento Economico Mexicano SAB de CV ADR	7,949	847
Grupo Aeroportuario del Sureste SAB de CV, Cl B	50,910	1,633
Industrias Penoles SAB de CV	87,800	1,852
Southern Copper Corp	38,608	3,510
		12,817

Netherlands — 4.6%
ABN AMRO Bank NV	207,341	5,359
Argenx SE ADR *	4,786	2,744
ASML Holding NV	69,843	51,447
ASML Holding NV, Cl G	20,871	15,377
ASR Nederland NV	23,117	1,482
Euronext NV	7,344	1,197
Flow Traders Ltd	78,028	2,597
Heineken Holding NV	42,057	3,278
Heineken NV	3,710	331
IMCD NV	145,407	19,760
ING Groep NV	1,876,277	39,849
JDE Peet's NV	101,089	2,781
Koninklijke Ahold Delhaize NV	751,409	31,707
Koninklijke Heijmans N.V	45,112	2,867
Koninklijke KPN NV	2,361,917	11,103
Koninklijke Philips NV	549,561	12,670
NN Group NV	92,563	5,823
QIAGEN NV	47,472	2,142
Randstad NV	646,491	27,096
SBM Offshore NV	84,741	1,944
Signify NV	1,458,122	35,628
Topicus.com Inc *	2,700	353
Universal Music Group NV	892,417	28,550
Wolters Kluwer NV	460,416	81,631
		387,716

New Zealand — 0.1%
a2 Milk Co Ltd/The	594,046	3,184
Fisher & Paykel Healthcare Corp Ltd	146,540	3,186
Xero Ltd *	11,623	1,379
		7,749

Norway — 0.8%
DNB Bank ASA	515,209	13,766
Equinor ASA	1,108,903	25,936
Gjensidige Forsikring ASA	882,113	22,312

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kongsberg Gruppen ASA	45,704	$8,042
		70,056

Peru — 0.0%
Credicorp Ltd	11,246	2,382
Intercorp Financial Services Inc	9,406	326
		2,708

Philippines — 0.0%
International Container Terminal Services Inc	444,270	3,261

Poland — 0.5%
11 bit studios SA *	1,486	86
Alior Bank SA	62,101	1,725
Allegro.eu SA *	143,961	1,324
Bank Polska Kasa Opieki SA	94,721	4,667
CCC SA *	28,647	1,670
CD Projekt SA	54,331	3,220
Dino Polska SA *	27,964	4,103
Lubelski Wegiel Bogdanka SA	8,005	51
ORLEN SA	535,902	10,526
PGE Polska Grupa Energetyczna SA *	137,895	344
Powszechny Zaklad Ubezpieczen SA	682,914	11,152
Rainbow Tours SA	4,051	167
Tauron Polska Energia SA *	233,590	428
Text SA	6,668	95
XTB SA	55,537	1,228
		40,786

Portugal — 0.1%
Banco Comercial Portugues SA, Cl R	2,342,599	1,827
Jeronimo Martins SGPS SA	84,561	2,131
		3,958

Qatar — 0.0%
Ooredoo QPSC	774,074	2,630
Qatar Insurance Co SAQ	233,109	126
Qatar National Bank QPSC	158,488	737
		3,493

Saudi Arabia — 0.4%
Arab National Bank	629,648	3,632
Arabian Internet & Communications Services Co	15,944	1,118
Astra Industrial Group	1,968	83
Elm Co	9,626	2,630
Etihad Etisalat Co	888,228	14,111
Mobile Telecommunications Co Saudi Arabia	205,837	600
Riyad Bank	510,587	3,950
Saudi Telecom Co	779,992	8,703
Zamil Industrial Investment Co *	20,901	229
		35,056

Singapore — 1.1%
DBS Group Holdings Ltd	380,040	13,114

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Grab Holdings Ltd, Cl A *	277,872	$1,353
Hafnia Ltd	97,401	492
Keppel DC REIT ‡	1,978,300	3,356
Oversea-Chinese Banking Corp Ltd	678,200	8,519
Sea Ltd ADR *	209,010	33,519
Singapore Airlines Ltd	807,600	4,457
Singapore Exchange Ltd	933,900	10,144
Singapore Technologies Engineering Ltd	1,475,300	8,920
Singapore Telecommunications Ltd	3,105,100	9,168
STMicroelectronics NV, Cl Y	74,256	1,857
		94,899

South Africa — 0.4%
ArcelorMittal South Africa Ltd *	6,024	–
Capitec Bank Holdings Ltd	8,956	1,709
Clicks Group Ltd	1,475,466	31,718
Old Mutual Ltd	2,814,140	1,819
Sanlam Ltd	367,545	1,804
Sasol Ltd *	39,569	178
		37,228

South Korea — 4.0%
ABLBio Inc *	30,176	1,768
Alteogen Inc *	5,512	1,318
Anapass Inc *	3,203	42
APR Corp/Korea *	18,118	1,512
BNK Financial Group Inc	842,434	6,746
Daeduck Co Ltd	8,141	46
DGB Financial Group Inc	24,326	197
Doosan Bobcat Inc	950,000	32,290
Eugene Technology Co Ltd	10,375	243
Fila Holdings Corp	1,003,953	26,198
Genians Inc	3,742	48
Hana Financial Group Inc	313,955	16,512
Hanyang Digitech Co Ltd *	3,639	24
HD Hyundai Electric Co Ltd	6,852	1,876
HD Hyundai Heavy Industries Co Ltd	18,271	5,350
Hugel Inc *	7,442	1,785
I-Scream Media Co Ltd	4,063	47
KB Financial Group Inc	135,840	10,221
KT&G Corp	411,143	35,745
LG Corp	656,545	33,726
LG Electronics Inc	102,716	5,283
LG H&H Co Ltd	142,116	33,508
LigaChem Biosciences Inc *	17,486	1,454
Meritz Financial Group Inc	22,622	1,829
Mgame Corp	3,992	15
Multicampus Co Ltd	1,193	29
NAVER Corp	24,546	3,326
NCSoft Corp	6,314	697
NEPES Corp *	4,981	28
PSK Inc	45,408	600
Rainbow Robotics *	5,712	1,094
Samsung Biologics Co Ltd *	1,808	1,351

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Samsung Electronics Co Ltd	1,927,325	$78,206
Samyang Foods Co Ltd	2,229	1,791
Seoul Semiconductor Co Ltd *	13,710	65
Shinhan Financial Group Co Ltd	538,384	22,519
SK Hynix Inc	43,365	6,397
Systems Technology Inc/South Korea	15,415	222
Union Semiconductor Equipment & Materials Co Ltd	26,833	114
Woori Financial Group Inc	97,654	1,363
		335,585

Spain — 1.8%
ACS Actividades de Construccion y Servicios SA	31,757	2,086
Aena SME SA	31,830	8,562
Amadeus IT Group SA, Cl A	272,806	22,685
Banco Bilbao Vizcaya Argentaria SA	2,069,421	31,061
Banco Santander SA	336,635	2,685
CaixaBank SA	4,225,900	35,841
Iberdrola SA	544,716	9,983
Industria de Diseno Textil SA	583,387	31,600
Inmobiliaria Colonial Socimi SA ‡	236,477	1,646
Unicaja Banco SA	718,714	1,579
		147,728

Sweden — 1.6%
Alfa Laval AB	37,526	1,594
Assa Abloy AB, Cl B	1,053,544	33,377
Atlas Copco AB, Cl B	301,464	4,284
Cibus Nordic Real Estate AB publ	87,684	1,644
H & M Hennes & Mauritz AB, Cl B	419,107	5,987
Hexagon AB, Cl B	2,013,723	20,263
Loomis AB, Cl B	39,041	1,507
Sandvik AB	79,923	1,741
Securitas AB, Cl B	1,430,193	21,111
Skanska AB, Cl B	74,182	1,761
SSAB AB, Cl B	298,975	1,773
Swedish Orphan Biovitrum AB *	43,783	1,336
Telefonaktiebolaget LM Ericsson ADR	3,556,980	30,092
Telia Co AB	1,855,469	7,162
		133,632

Switzerland — 5.1%
ABB Ltd	822,560	46,678
Accelleron Industries AG	61,973	3,585
Allreal Holding AG	13,898	3,187
Belimo Holding AG	5,159	5,001
Chocoladefabriken Lindt & Spruengli AG	179	2,887
Cie Financiere Richemont SA, Cl A	35,264	6,666
dormakaba Holding AG	2,052	1,831
DSM-Firmenich AG	24,671	2,746
Geberit AG	2,177	1,629
Julius Baer Group Ltd	434,974	28,738
Logitech International SA	308,700	25,768
Nestle SA	102,842	10,976

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Novartis AG	178,186	$20,604
On Holding AG, Cl A *	29,736	1,766
Partners Group Holding AG	30,065	40,430
Roche Holding AG	364,703	118,353
Schindler Holding AG	49,548	17,687
Sportradar Group AG, Cl A *	140,986	3,371
Sulzer AG	13,301	2,514
Swatch Group AG/The	175,322	29,630
Swissquote Group Holding SA	7,816	4,694
Temenos AG	2,391	178
UBS Group AG	917,052	29,306
VAT Group AG	49,080	18,758
Zehnder Group AG	2,587	200
		427,183

Taiwan — 3.7%
Acter Group Corp Ltd	133,000	1,669
Andes Technology Corp *	42,000	374
Anpec Electronics Corp	24,000	129
Arcadyan Technology Corp	375,000	2,649
ASROCK Inc	222,634	1,567
Asustek Computer Inc	1,226,000	25,206
Bizlink Holding Inc	79,000	1,659
China Airlines Ltd	1,236,000	904
Compal Electronics Inc	2,852,000	2,703
Cyberlink Corp	55,000	201
Elite Advanced Laser Corp *	213,000	1,321
Ennoconn Corp	66,000	658
Eva Airways Corp	2,288,000	3,091
Evergreen Marine Corp Taiwan Ltd	1,831,800	14,799
FIT Hon Teng Ltd *	457,000	119
FocalTech Systems Co Ltd	46,000	94
General Interface Solution Holding Ltd *	341,184	528
General Plastic Industrial Co Ltd	29,000	30
Genesys Logic Inc	164,000	909
Himax Technologies Inc ADR	255,186	2,080
Hon Hai Precision Industry Co Ltd	2,953,000	15,039
International Games System Co Ltd	449,000	12,504
ITE Technology Inc	52,783	235
KGI Financial Holding Co Ltd	5,184,000	2,962
King Slide Works Co Ltd	51,000	3,420
Lanner Electronics Inc	480	1
Lotes Co Ltd	275,000	11,744
MediaTek Inc	729,146	29,938
Mitac Holdings Corp *	737,000	1,439
MPI Corp	84,000	2,195
Novatek Microelectronics Corp	788,311	13,425
Nuvoton Technology Corp	38,000	91
Parade Technologies Ltd	38,000	722
Pegatron Corp	239,000	661
Pixart Imaging Inc	86,000	623
Pou Chen Corp	4,686,000	4,834
Realtek Semiconductor Corp	1,113,000	19,846

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shanghai Commercial & Savings Bank Ltd/The	1,249,000	$1,933
Silicon Motion Technology Corp ADR	16,889	1,034
Simplo Technology Co Ltd	62,000	770
Sitronix Technology Corp	65,000	466
Sunrex Technology Corp	123,000	214
Taishin Financial Holding Co Ltd	2,485,000	1,414
Taiwan Mobile Co Ltd	386,000	1,464
Taiwan Semiconductor Manufacturing Co Ltd	2,238,000	71,379
Taiwan Semiconductor Manufacturing Co Ltd ADR	250,277	48,384
Tong Yang Industry Co Ltd	681,000	2,938
Uni-President Enterprises Corp	379,000	1,002
VIA Labs Inc	12,000	42
Via Technologies Inc	376,000	822
Weblink International Inc	41,000	77
Wowprime Corp	17,000	142
Yang Ming Marine Transport Corp	713,000	1,876
Yield Microelectronics Corp	53,146	168
		314,494

Thailand — 0.5%
Advanced Info Service PCL	447,700	3,894
Bangkok Bank PCL NVDR	4,271,700	18,399
Charoen Pokphand Foods PCL NVDR	2,207,700	1,645
Krung Thai Bank PCL NVDR	6,340,100	4,282
MK Restaurants Group PCL NVDR	95,900	42
Netbay PCL NVDR	59,000	31
PTT Exploration & Production PCL NVDR	2,115,000	6,302
SCB X PCL	2,953,000	10,658
Somboon Advance Technology PCL NVDR	114,200	43
TMBThanachart Bank PCL NVDR	3,823,200	223
		45,519

Turkey — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	1,075,251	3,553
Logo Yazilim Sanayi Ve Ticaret AS	35,358	126
Naturelgaz Sanayi ve Ticaret AS	218,895	48
Pegasus Hava Tasimaciligi AS *	515,019	3,168
Sok Marketler Ticaret AS	248,927	211
		7,106

United Arab Emirates — 0.8%
Abu Dhabi Commercial Bank PJSC	514,945	1,692
Abu Dhabi Islamic Bank PJSC	507,616	2,650
ADNOC Drilling Co PJSC	3,638,604	5,199
Adnoc Gas PLC	5,973,132	5,330
Aldar Properties PJSC	286,743	648
Dubai Islamic Bank PJSC	843,774	1,895
Emaar Development PJSC	1,933,425	7,051
Emaar Properties PJSC	8,378,441	30,003
Emirates Integrated Telecommunications Co PJSC	47,543	116
Emirates NBD Bank PJSC	1,101,384	6,717

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Emirates Telecommunications Group Co PJSC	530,595	$2,482
First Abu Dhabi Bank PJSC	162,499	712
Salik Co PJSC	1,879,500	2,926
Sharjah Islamic Bank	64,842	47
		67,468

United Kingdom — 11.7%
Anglo American PLC	1,118,690	33,209
AstraZeneca PLC ADR	97,065	7,069
Barclays PLC	5,057,919	22,419
Barclays PLC ADR	1,280,463	22,831
Birkenstock Holding PLC *	36,893	1,984
BP PLC	6,797,990	33,082
Breedon Group PLC	38,135	234
British American Tobacco PLC	908,338	40,928
Burberry Group PLC	3,560,774	49,857
Centrica PLC	7,519,879	16,094
Diageo PLC	1,489,628	40,466
Diploma PLC	366,299	23,179
Endeavour Mining PLC	56,101	1,709
Experian PLC	875,329	43,635
FDM Group Holdings PLC	9,669	30
Ferrexpo PLC *	389,845	285
Gamma Communications PLC	430	7
GSK PLC	1,640,392	33,352
GSK PLC ADR	8,283	340
Haleon PLC ADR	105,221	1,194
Halma PLC	1,034,923	40,609
HSBC Holdings PLC	2,824,370	33,303
Imperial Brands PLC	725,024	27,521
InterContinental Hotels Group PLC	202,729	23,251
International Consolidated Airlines Group SA	1,856,210	8,175
Intertek Group PLC	200,718	12,972
Investec PLC	561,623	4,009
ITV PLC	36,282,459	38,257
J Sainsbury PLC	9,217,623	35,483
JD Sports Fashion PLC	31,888,214	36,198
London Stock Exchange Group PLC	313,945	47,811
NatWest Group PLC	3,882,458	27,593
Ninety One PLC	38,255	83
Reckitt Benckiser Group PLC	1,190,742	81,016
RELX PLC	837,385	45,107
Sage Group PLC/The	17,749	292
Shell PLC	841,298	27,903
Smith & Nephew PLC	1,026,295	14,906
Smiths News PLC	201	–
Standard Chartered PLC	104,539	1,632
Tesco PLC	3,425,879	17,942
Travis Perkins PLC	759,790	6,525
Unilever PLC	830,993	52,933

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WPP PLC	3,389,535	$27,398
		982,823

United States — 1.1%
Envista Holdings Corp *	1,960,098	35,811
ManpowerGroup Inc	694,599	29,138
Western Union Co/The	2,773,459	25,738
		90,687

Vietnam — 0.1%
Vietnam Dairy Products JSC	5,341,600	11,259

Total Common Stock
(Cost $6,483,743) ($ Thousands)		7,966,464

PREFERRED STOCK — 1.7%
Brazil — 0.5%
Cia Energetica de Minas Gerais (A)	8,511,390	16,081
Itau Unibanco Holding SA (A)	2,827,190	18,471
Petroleo Brasileiro SA (A)	155,700	843
Schulz SA (A)	31,000	30
		35,425

Chile — 0.0%
Embotelladora Andina SA (A)	333,934	1,421

Germany — 1.2%
Henkel AG & Co KGaA (A)	586,926	47,019
Sartorius AG (A)	78,915	18,927
Volkswagen AG (A)	330,000	35,725
		101,671

Total Preferred Stock
(Cost $142,065) ($ Thousands)		138,517

EXCHANGE-TRADED FUND — 0.1%
International — 0.1%
iShares Core MSCI EAFE ETF	105,179	8,684

Total Exchange-Traded Fund
(Cost $8,643) ($ Thousands)		8,684
	Number of Warrants
WARRANT — 0.0%
Canada — 0.0%
Constellation Software Inc, Expires 08/22/2028 *(B)	2,560	–

Total Warrant
(Cost $—) ($ Thousands)		–

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	94,584,803	$94,585
Total Cash Equivalent
(Cost $94,585) ($ Thousands)		94,585
Total Investments in Securities — 97.6%
(Cost $6,729,036) ($ Thousands)		$8,208,250

A list of the open futures contracts held by the Fund at May 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	462	Jun-2025	$27,854	$28,154	$4
FTSE 100 Index	154	Jun-2025	17,705	18,237	288
Hang Seng Index	79	Jun-2025	11,731	11,679	(47)
S&P TSX 60 Index	57	Jun-2025	12,733	13,001	115
SPI 200 Index	110	Jun-2025	14,705	14,967	180
TOPIX Index	116	Jun-2025	21,773	22,490	499
			$106,501	$108,528	$1,039

A list of the open OTC Swap agreement held by the Fund at May 31, 2025, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	Custom Basket of International Equity Securities	CUSTOM FINANCING	BASKET RETURN	Annually	12/31/2049	USD	(4,227)	$18,102	$–	$18,102
								$18,102	$–	$18,102

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of May 31, 2025:

International Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

258,165	NOVARTIS AG	$28,820	$454	(681.8)%
106,439	LOBLAW COS LTD	15,177	2,736	(359.1)
997,756	HSBC HOLDINGS PLC	11,412	325	(270.0)
294,771	BUREAU VERITAS	9,148	832	(216.4)
61,688	VINCI SA	8,636	174	(204.3)
99,457	BNP PARIBAS	8,492	593	(200.9)
442,508	ENGIE SA	8,366	1,671	(197.9)
57,909	ASTRAZENECA PLC	8,345	(32)	(197.4)
56,870	EURONEXT NV	8,174	1,175	(193.4)
1,301,236	NATWEST GROUP PLC	7,680	1,454	(181.7)
695,287	ROLLS-ROYCE HOLDINGS PLC	7,257	847	(171.7)
142,645	EXPERIAN PLC	7,092	11	(167.8)
188,897	GENERALI ORD	6,918	(45)	(163.7)
148,000	CHUGAI PHARMACEUTICAL CO LTD	6,906	806	(163.4)
206,729	UBS GROUP AG	6,868	(203)	(162.5)
624,100	JAPAN POST HOLDINGS CO LTD	6,503	(443)	(153.9)
823,583	ENEL SPA	6,438	1,061	(152.3)
248,490	EQUINOR ASA	6,129	(292)	(145.0)

SEI Institutional Investments Trust

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

93,242	TOTALENERGIES SE	$5,833	$(358)	(138.0)%
317,005	CREDIT AGRICOLE	5,763	315	(136.3)
44,871	NEXT PLC	5,754	1,977	(136.1)
233,300	SONY GROUP CORP	5,648	513	(133.6)
1,983	HERMES INTL	5,412	42	(128.0)
103,771	3I GROUP PLC	5,154	496	(121.9)
368,230	FRESNILLO PLC	5,120	639	(121.1)
107,100	HKEX	5,052	367	(119.5)
8,645,000	PICC GROUP	5,040	568	(119.2)
5,309,628	LLOYDS BANKING GROUP PLC	4,854	761	(114.8)
168,651	DNB ASA	4,338	344	(102.6)
1,205,499	CONVATEC PLC	4,142	562	(98.0)
298,937	IG GROUP HOLDINGS PLC	3,969	528	(93.9)
910,969	MARKS & SPENCER GROUP PLC	3,836	759	(90.7)
19,820	GAMES WORKSHOP GROUP PLC	3,797	288	(89.8)
138,900	NS SOLUTIONS CORP	3,758	(68)	(88.9)
80,863	COCA-COLA HBC AG-DI	3,670	602	(86.8)
13,181	SAFRAN SA	3,650	264	(86.3)
33,215	COMPAGNIE DE SAINT GOBAIN	3,638	54	(86.1)
439,500	CLP HOLDINGS	3,598	189	(85.1)
121,039	AMER SPORTS INC	3,477	910	(82.3)
225,890	STANDARD CHARTERED PLC	3,416	137	(80.8)
28,490	SANOFI	3,346	(526)	(79.1)
4,825	ZURICH INSURANCE GROUP AG	3,325	132	(78.7)
94,212	KLEPIERRE	3,306	361	(78.2)
849,104	BARCLAYS PLC	3,286	441	(77.7)
57,500	ADVANTEST CORP	3,244	(339)	(76.7)
837,150	INTL CONSOLIDATED AIRLINE-DI	3,183	469	(75.3)
1,399,000	CHINA LIFE	2,971	(148)	(70.3)
81,593	BOLIDEN	2,927	(407)	(69.2)
64,253	MAREX GROUP PLC	2,874	(102)	(68.0)
313,792	LAND SECURITIES GROUP PLC	2,681	(3)	(63.4)
78,720	ANGLOGOLD ASHANTI PLC	2,649	785	(62.7)
54,933	JD.COM INC	2,429	(622)	(57.5)
11,485	AIR LIQUIDE	2,402	4	(56.8)
112,000	SOFTCAT PLC	2,400	293	(56.8)
79,717	IMMUNOCORE HOLDINGS LTD	2,356	556	(55.7)
235,016	BABCOCK INTL GROUP PLC	2,311	637	(54.7)
1,170,216	MITIE GROUP PLC	2,297	166	(54.3)
20,206	HOLCIM LTD	2,245	(7)	(53.1)
116,198	GETLINK	2,154	57	(51.0)
81,940	SMITHS GROUP PLC	2,129	245	(50.4)
33,095	CRANSWICK PLC	2,116	238	(50.1)
50,287	MORGAN SINDALL GROUP PLC	2,077	576	(49.1)
335,156	BALFOUR BEATTY PLC	1,996	280	(47.2)
177,600	TDK CORP	1,928	23	(45.6)
94,538	Nomad Holdings Ltd. Ordinary Shares	1,816	(156)	(43.0)
263,828	SUPER GROUP SGHC LTD	1,808	481	(42.8)
93,418	CARNIVAL ADR	1,773	164	(42.0)
170,389	RIGHTMOVE PLC	1,689	17	(40.0)
126,614	ST JAMES'S PLACE PLC	1,668	237	(39.5)
826,313	QUILTER PLC	1,664	7	(39.4)
226,685	AIB GROUP	1,656	187	(39.2)
56,785	DIAGEO PLC	1,545	(1)	(36.6)
23,007	VERONA PHARMA PLC - ADR	1,541	300	(36.5)
8,773	GTT	1,490	137	(35.3)
19,770	LEG IMMOBILIEN SE	1,483	241	(35.1)
1,076,425	SIGMAROC PLC	1,476	83	(34.9)
97,206	DUNELM GROUP PLC	1,475	84	(34.9)
964,161	CURRYS PLC	1,466	111	(34.7)
8,932	ASCENDIS PHA-ADR	1,459	(5)	(34.5)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

132,221	GENIUS SPORTS LTD	$1,434	$(172)	(33.9)%
178,200	AIA	1,433	45	(33.9)
61,703	BAE SYSTEMS PLC	1,428	149	(33.8)
740,283	JUST GROUP PLC	1,409	85	(33.3)
32,503	QIFU TECHNOLOGY INC	1,349	(13)	(31.9)
223,666	AJ BELL PLC	1,234	240	(29.2)
77,239	SEEK LTD	1,207	2	(28.6)
10,641	INTERCONTINENTAL HOTELS GROUP	1,199	19	(28.4)
56,007	BETSSON B	1,082	-	(25.6)
4,014	VUSIONGROUP	1,029	8	(24.3)
37,173	CDN UTILITIES	974	138	(23.0)
48,815	MAPLE LEAF FOODS	971	(3)	(23.0)
121,129	VOLUTION GROUP PLC	913	129	(21.6)
339,069	INTERNATIONAL WORKPLACE GROUP	880	1	(20.8)
59,171	CENTESSA PHARMACEUTICALS PLC	791	(356)	(18.7)
42,552	GAMMA COMMUNICATIONS PLC	695	(25)	(16.4)
64,820	PARAGON BANKING GROUP PLC	673	298	(15.9)
32,635	PARAMOUNT RES	454	(2)	(10.7)
151,586	GREENCORE GROUP PLC	454	3	(10.7)
12,100	SANKI ENGINEERING CO LTD	319	-	(7.5)

International Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(131,251)	CANADIAN NATIONAL RAILWAY	$(12,988)	$(686)	307.3%
(365,198)	ASSOCIATED BRITISH FOODS PLC	(9,968)	(369)	235.8
(677,600)	ONO PHARMACEUTICAL CO LTD	(7,511)	218	177.7
(86,501)	SPIRAX GROUP PLC	(7,363)	653	174.2
(580,700)	KYOCERA CORP	(6,742)	(295)	159.5
(141,991)	PORSCHE AUTOMOBIL HOLDING SE	(5,934)	15	140.4
(33,592)	THOMSON REUTERS CORP	(5,885)	(751)	139.2
(177,200)	AGC INC	(5,559)	343	131.5
(1,094,871)	APA GROUP	(5,438)	(365)	128.7
(172,800)	TOTO LTD	(4,796)	398	113.5
(148,545)	ADECCO GROUP AG-REG	(4,780)	493	113.1
(1,229,977)	B&M EUROPEAN VALUE RETAIL SA	(4,500)	(1,137)	106.5
(190,026)	BCE INC	(4,463)	365	105.6
(2,225,000)	CAPITALAND INVESTMENT LTD/SI	(4,343)	(5)	102.7
(4,498,511)	XINYI GLASS	(4,308)	37	101.9
(77,000)	YAMATO KOGYO CO LTD	(4,244)	(287)	100.4
(137,237)	VALMET OYJ	(4,198)	(339)	99.3
(1,950,400)	SATS LTD	(4,114)	(543)	97.3
(21,604)	SWATCH GROUP	(3,908)	164	92.5
(221,618)	CVC CAPITAL PARTNERS PLC	(3,887)	(269)	92.0
(182,763)	SIG GROUP AG	(3,782)	(26)	89.5
(338,600)	SG HOLDINGS CO LTD	(3,663)	393	86.7
(2,435)	PARTNERS GROUP	(3,626)	263	85.8
(112,460)	IGM FINANCIAL INC	(3,564)	(14)	84.3
(705,247)	SCHRODERS PLC	(3,496)	18	82.7
(6,141,000)	GENTING SINGAPORE LIMITED	(3,435)	84	81.3
(352,550)	SAMPO OYJ A	(3,417)	(443)	80.8
(593,695)	NEXI SPA	(3,412)	(299)	80.7
(81,785)	INTERPUMP GROUP	(3,210)	16	75.9
(938,090)	STOCKLAND	(2,986)	(288)	70.7
(3,123,000)	MAPLETREE PAN ASIA COMMERCIAL	(2,931)	95	69.4
(18,512)	BOYD GROUP SERVICES INC	(2,931)	192	69.3
(269,500)	RICOH CO LTD	(2,914)	414	68.9
(26,507)	COLOPLAST B	(2,799)	237	66.2
(85,711)	SPECTRIS PLC	(2,770)	416	65.5
(148,300)	NIPPON EXPRESS HOLDINGS INC	(2,728)	(3)	64.5

SEI Institutional Investments Trust

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(14,155)	WASTE CONNECTIONS INC	$(2,661)	$(106)	63.0%
(68,571)	GREAT-WEST LIFECO INC	(2,611)	13	61.8
(228,430)	GLANBIA	(2,610)	(693)	61.8
(2,524,982)	ITV PLC	(2,590)	(144)	61.3
(345,488)	KINNEVIK B	(2,584)	(469)	61.1
(501,643)	ALGONQUIN PWR & UTILS CORP	(2,582)	(172)	61.1
(117,700)	SUMITOMO METAL MINING CO LTD	(2,568)	(122)	60.7
(23,090)	BCV	(2,509)	(258)	59.4
(151,621)	MONDI PLC	(2,484)	(35)	58.8
(113,800)	WEST JAPAN RAILWAY CO	(2,472)	16	58.5
(261,000)	VENTURE CORPORATION LTD	(2,421)	107	57.3
(3,049,000)	HANG LUNG PPT	(2,415)	13	57.1
(147,200)	FUJI CORP	(2,349)	(17)	55.6
(33,030)	JULIUS BAER	(2,304)	49	54.5
(82,383)	ATS CORP	(2,269)	(94)	53.7
(317,300)	ASMPT	(2,265)	127	53.6
(216,250)	BREMBO N.V.	(2,231)	194	52.8
(829,209)	MAN GROUP PLC/JERSEY	(2,224)	194	52.6
(26,877)	FISCHER N	(2,170)	(3)	51.3
(42,417)	BROOKFIELD ASSET MGMT-A-W/I	(2,135)	(250)	50.5
(74,476)	AZIMUT HLDG	(2,127)	(177)	50.3
(885,433)	BT GROUP PLC	(2,117)	(26)	50.1
(34,007)	BACHEM N	(2,111)	(43)	49.9
(43,808)	ALIMENT COUC A	(2,107)	(150)	49.8
(205,300)	AMADA CO LTD	(2,093)	1	49.5
(41,506)	MIZRAHI TEFAHOT BANK LTD	(2,017)	(366)	47.7
(1,664,600)	BUD APAC	(1,997)	275	47.2
(45,528)	BECHTLE	(1,990)	(14)	47.1
(76,800)	THK CO LTD	(1,981)	(110)	46.9
(519,600)	CITY DEVT LTD	(1,979)	13	46.8
(40,590)	SALMAR ASA	(1,967)	170	46.5
(143,034)	NORTHLAND POWER INC	(1,951)	(192)	46.2
(72,100)	YASKAWA ELECTRIC CORP	(1,942)	236	45.9
(310,900)	CITIZEN WATCH CO LTD	(1,934)	83	45.8
(1,602,300)	SPARK NEW ZEALAND LTD	(1,932)	(305)	45.7
(2,068,000)	MAPLETREE LOGISTICS TRUST	(1,926)	157	45.6
(149,773)	RIOCAN REAL UN	(1,925)	25	45.5
(22,821)	TOROMONT INDS	(1,916)	(56)	45.3
(129,400)	HISCOX LTD	(1,913)	(308)	45.3
(22,815)	TFI International Inc	(1,912)	(49)	45.2
(203,000)	KS HOLDINGS CORP	(1,904)	(51)	45.0
(343,500)	JX ADVANCED METALS CORP	(1,878)	9	44.4
(294,957)	NEW MELROSE INDUSTRIES PLC	(1,872)	14	44.3
(278,993)	BENDIGO AND ADELAIDE BANK	(1,860)	(501)	44.0
(9,209)	TECAN HLD N	(1,855)	4	43.9
(361,137)	HUSQVARNA B	(1,843)	16	43.6
(321,762)	PENNON GROUP PLC	(1,806)	(388)	42.7
(36,552)	DR ING HC F PORSCHE AG	(1,794)	32	42.4
(60,535)	CDN APART	(1,790)	(183)	42.3
(4,511)	YPSOMED HOLDING	(1,788)	(493)	42.3
(906,563)	METCASH LTD	(1,783)	(175)	42.2
(400,803)	RENTOKIL INITIAL PLC	(1,765)	(150)	41.8
(180,238)	IVANHOE MINES LTD	(1,749)	367	41.4
(165,851)	CHOICE PROPERTIES REIT	(1,747)	(66)	41.3
(136,300)	KOITO MFG CO LTD	(1,742)	27	41.2
(163,538)	INFRASTRUTTURE WIRELESS ITALIANE SPA (IT	(1,739)	(260)	41.1
(285,100)	PENTA-OCEAN CONST CO LTD	(1,731)	4	41.0
(210,763)	FABEGE	(1,721)	(90)	40.7
(61,536)	RUSSEL METAL	(1,711)	(134)	40.5
(7,680,000)	PACIFIC BASIN	(1,699)	(234)	40.2
(195,285)	HEXPOL B	(1,677)	(205)	39.7

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

World Equity Ex-US Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(481,328)	DOWNER EDI LTD	$(1,662)	$(210)	39.3%
(179,711)	EDP RENOVAVEIS	(1,659)	(132)	39.2
(210,185)	RS GROUP PLC	(1,649)	48	39.0
(63,395)	BAYER AG	(1,644)	(130)	38.9
(255,795)	DAVIDE CAMPARI-MILANO NV	(1,643)	(31)	38.9
(35,494)	RANDSTAD NV	(1,640)	107	38.8
(24,906)	SYDBANK	(1,625)	(115)	38.4
(221,800)	TOKAI CARBON CO LTD	(1,599)	5	37.8
(189,900)	THE CHIBA BANK LTD	(1,589)	(133)	37.6
(252,227)	IDP EDUCATION LTD	(1,588)	325	37.6
(14,507)	NEXANS	(1,555)	(144)	36.8
(91,051)	DOMINO'S PIZZA ENTERPRISES	(1,550)	159	36.7
(117,000)	JFE HOLDINGS INC	(1,542)	167	36.5
(151,629)	UMICORE	(1,533)	(156)	36.3
(269,527)	ELEKTA B	(1,531)	126	36.2
(20,454)	ONEX CORP	(1,516)	1	35.9
(106,700)	MINEBEA MITSUMI INC	(1,509)	5	35.7
(43,100)	ULVAC INC	(1,509)	5	35.7
(21,115)	BRENNTAG SE	(1,492)	24	35.3
(21,660)	EVOLUTION AB	(1,489)	8	35.2
(542,406)	IGO LTD	(1,482)	139	35.1
(5,247)	ESSILORLUXOTTICA	(1,473)	18	34.8
(18,159)	AMUNDI SA	(1,470)	(7)	34.8
(23,128)	LANDIS GYR GROUP AG	(1,461)	5	34.6
(71,335)	SEADRILL LIMITED	(1,458)	(190)	34.5
(7,552)	SOPRA STERIA GROUP	(1,446)	(170)	34.2
(74,900)	JARDINE CYCLE CARRIAGE LTD	(1,441)	(37)	34.1
(136,300)	HAMAMATSU PHOTONICS KK	(1,438)	(19)	34.0
(707,600)	SANDS CHINA LTD	(1,427)	38	33.8
(56,205)	PUMA SE	(1,425)	(57)	33.7
(116,600)	AISIN CORP	(1,424)	(76)	33.7
(14,073)	DESCARTES	(1,420)	(198)	33.6
(525,136)	ILUKA RESOURCES LTD	(1,410)	169	33.4
(9,724)	BEIERSDORF	(1,409)	78	33.3
(327,500)	OJI HOLDINGS CORP	(1,407)	(136)	33.3
(104,512)	PREMIER INVESTMENTS LTD	(1,406)	40	33.3
(27,374)	ARCADIS	(1,406)	(28)	33.3
(5,220)	SARTORIUS	(1,405)	162	33.2
(201,684)	EVOTEC SE	(1,403)	(184)	33.2
(159,652)	BFF BANK SPA	(1,396)	(241)	33.0
(27,185)	LUNDBERGFRETAGEN B	(1,395)	8	33.0
(64,332)	AMPLIFON	(1,389)	(100)	32.9
(560,100)	WILMAR INTL	(1,381)	27	32.7
(221,500)	TODA CORP	(1,367)	4	32.3
(35,700)	KOBAYASHI PHARMACEUTICAL CO LTD	(1,365)	72	32.3
(13,661)	SEB	(1,358)	2	32.1
(76,400)	STANLEY ELECTRIC CO LTD	(1,350)	(111)	31.9
(5,057)	COMET HOLDINGS	(1,350)	(2)	31.9
(25,892)	REMY COINTREAU	(1,298)	(79)	30.7
(36,363)	BROOKFIELD INFRASTRUCTURE-A	(1,294)	(149)	30.6
(1,286,000)	SINO LAND	(1,294)	(18)	30.6
(66,241)	SAPUTO GP	(1,279)	5	30.3
(154,500)	JGC HOLDINGS CORP	(1,264)	(29)	29.9
(124,009)	PERPETUAL LTD	(1,235)	(173)	29.2
(47,053)	OPEN TEXT CORP	(1,231)	(90)	29.1
(924,124)	REGION GROUP	(1,218)	(183)	28.8
(178,956)	YELLOW CAKE PLC	(1,168)	6	27.6
(302,247)	LENDLEASE GROUP	(1,164)	96	27.5
(9,907)	GOEASY LTD	(1,081)	4	25.6
(22,500)	HU GROUP HOLDINGS INC	(484)	1	11.5
(47,703)	SUPER RETAIL GROUP LTD	(439)	(1)	10.4

SEI Institutional Investments Trust

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(1,227)	NICE LTD AMERICAN DEPOSITARY SHARES	$(200)	$(190)	4.7%

Percentages are based on Net Assets of $8,412,365 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2025.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)	No interest rate available.
(B)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	588,535	7,377,929	–		7,966,464
Preferred Stock	138,517	–	–		138,517
Exchange-Traded Fund	8,684	–	–		8,684
Warrant	–	–	–	^	–
Cash Equivalent	94,585	–	–		94,585
Total Investments in Securities	830,321	7,377,929	–		8,208,250

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,086	–	–	1,086
Unrealized Depreciation	(47)	–	–	(47)
OTC Swap
Total Return Swap*
Unrealized Appreciation	–	18,102	–	18,102
Total Other Financial Instruments	1,039	18,102	–	19,141

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	This category includes securities with a value of $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2025	Income	Capital Gains
SEI Liquidity Fund, LP	$35,680	$9	$(35,607)	$(46)	$(36)	$—	$180	$—
SEI Daily Income Trust, Government Fund, Institutional Class	49,270	1,133,096	(1,087,781)	—	—	94,585	5,812	—
Totals	$84,950	$1,133,105	$(1,123,388)	$(46)	$(36)	$94,585	$5,992	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Screened World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.0%
Argentina — 0.0%
Vista Energy SAB de CV ADR *	872	$43

Australia — 3.5%
ANZ Group Holdings Ltd	2,677	50
Aristocrat Leisure Ltd	5,627	226
BlueScope Steel Ltd	3,605	53
Brambles Ltd	20,638	308
Capral Ltd	9,442	67
Charter Hall Group ‡	3,817	45
Cogstate Ltd *	75,820	64
Coles Group Ltd	3,055	42
Commonwealth Bank of Australia	2,390	271
Computershare Ltd	34,639	895
Eagers Automotive Ltd	3,545	40
Emerald Resources NL *	16,165	50
Evolution Mining Ltd	22,405	128
Fiducian Group Ltd	5,226	33
Fleetwood Ltd	27,962	51
GenusPlus Group Ltd	13,878	30
Gold Road Resources Ltd	35,440	78
GR Engineering Services Ltd	51,824	93
Hipages Group Holdings Ltd *	27,014	15
Horizon Oil Ltd	288,026	32
JB Hi-Fi Ltd	460	32
Macmahon Holdings Ltd	286,343	54
MotorCycle Holdings Ltd	19,034	33
Netwealth Group Ltd	4,006	83
Northern Star Resources Ltd	33,991	461
Orica Ltd	4,658	56
Playside Studios Ltd *	111,888	10
Pro Medicus Ltd	4,102	742
Qantas Airways Ltd	25,799	176
Qube Holdings Ltd	29,410	80
Ramelius Resources Ltd	24,647	46
REA Group Ltd	183	28
Regis Healthcare Ltd	11,886	62
Ricegrowers Ltd	1,488	10
Rio Tinto Ltd	16,000	1,162
Servcorp Ltd	13,099	48
Shape Australia Pty Ltd	27,384	58
Sigma Healthcare Ltd	46,035	92
SKS Technologies Group Ltd	25,605	29
Solvar Ltd	40,173	43
Southern Cross Media Group Ltd *	29,325	13
Technology One Ltd	9,443	250
Vault Minerals Ltd *	195,585	57
		6,196

Austria — 0.2%
Erste Group Bank AG	2,973	239
Fabasoft AG	2,230	44
Porr Ag	2,068	68

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Strabag SE	389	$34
		385

Belgium — 0.7%
Syensqo SA	15,000	1,151

Brazil — 2.8%
Allied Tecnologia SA	7,600	10
Ambev SA	587,999	1,433
Banco do Brasil SA	270,000	1,103
BRF SA	20,400	73
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2,700	55
Pagseguro Digital Ltd, Cl A	8,493	76
Profarma Distribuidora de Produtos Farmaceuticos SA (Brazil)	36,500	55
Telefonica Brasil SA	270,000	1,345
TOTVS SA	81,600	608
Wheaton Precious Metals Corp	1,142	99
		4,857

Cameroon — 0.0%
Golar LNG Ltd	1,673	69

Canada — 5.5%
Agnico Eagle Mines Ltd	2,277	268
Alamos Gold Inc, Cl A	4,132	107
Aritzia Inc *	2,195	106
Atco Ltd/Canada, Cl I	2,432	91
Barrick Gold Corp	74,392	1,424
Birchcliff Energy Ltd	13,629	64
Brookfield Corp, Cl A	911	53
Canadian Imperial Bank of Commerce	10,736	730
Canadian Natural Resources Ltd	4,459	135
CCL Industries Inc, Cl B	1,999	116
Celestica Inc *	1,169	135
Centerra Gold Inc	20,200	144
Coveo Solutions Inc *	4,600	23
D2L Inc *	12,829	128
Dollarama Inc	11,543	1,482
Dorel Industries Inc, Cl B *	5,541	6
Dynacor Group Inc	5,232	18
Emera Inc	5,220	239
Empire Co Ltd, Cl A	8,346	322
Enghouse Systems Ltd	500	10
Finning International Inc	4,047	149
FirstService Corp	700	122
Fortuna Mining Corp *	6,700	39
George Weston Ltd	500	100
Hemisphere Energy Corp	61,461	78
High Liner Foods Inc	12,200	160
iA Financial Corp Inc	5,634	573
K92 Mining Inc *	6,206	64
Kinaxis Inc *	400	57
Kinross Gold Corp	13,068	193

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Knight Therapeutics Inc *	14,700	$62
Lassonde Industries Inc, Cl Common Subs. Receipt	700	112
Lundin Gold Inc	2,028	98
Mandalay Resources Corp, Cl Common Subs. Receipt *	8,193	30
Manulife Financial Corp	10,771	342
Melcor Developments Ltd	2,800	28
Monument Mining Ltd *	127,500	42
National Bank of Canada	1,466	144
Neo Performance Materials Inc	1,000	7
North West Co Inc/The	1,352	56
Peyto Exploration & Development Corp	3,318	45
PHX Energy Services Corp	1,429	8
Quebecor Inc, Cl B	2,000	56
Reitmans Canada Ltd, Cl A *	11,197	18
Rubellite Energy Inc *	10,700	14
Secure Energy Services Inc	3,737	42
Shopify Inc, Cl A *	1,315	140
Source Energy Services Ltd *	2,100	17
Stantec Inc	1,337	137
Suncor Energy Inc	2,997	106
Tamarack Valley Energy Ltd	23,349	74
TerraVest Industries Inc	812	100
Thinkific Labs Inc *	25,200	47
TMX Group Ltd	2,747	111
Toromont Industries Ltd	6,597	571
Total Energy Services Inc	7,500	56
TransAlta Corp	7,036	69
Vecima Networks Inc	1,000	7
		9,675

Chile — 0.0%
Falabella SA	16,215	77

China — 4.9%
Agricultural Bank of China Ltd, Cl H	778,000	498
Alibaba Group Holding Ltd ADR	2,353	268
Aluminum Corp of China Ltd, Cl H	68,000	40
Anji Microelectronics Technology Shanghai Co Ltd, Cl A	1,857	44
Anker Innovations Technology Co Ltd, Cl A	4,710	66
Anton Oilfield Services Group/Hong Kong	492,000	68
Archosaur Games Inc *	258,000	48
Autohome Inc, Cl A	1,500	9
Baidu Inc, Cl A *	29,950	307
Bank of Gansu Co Ltd, Cl H *	266,000	8
BeiGene Ltd *	2,600	50
Beijing Enlight Media Co Ltd, Cl A	19,700	48
Best Pacific International Holdings Ltd	118,000	38
Bilibili Inc, Cl Z *	12,180	223
Bluestar Adisseo Co, Cl A	37,300	50
BOC Hong Kong Holdings Ltd	17,000	72
Bohai Leasing Co Ltd, Cl A *	141,100	64

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BYD Co Ltd, Cl H	2,500	$124
China Boqi Environmental Holding Co Ltd	121,000	12
China Construction Bank Corp, Cl H	632,000	565
China Xinhua Education Group Ltd	122,000	9
CNOOC Energy Technology & Services Ltd, Cl A	77,100	44
Dong-E-E-Jiao Co Ltd, Cl A	7,100	54
Eastroc Beverage Group Co Ltd, Cl A	4,410	196
E-Star Commercial Management Co Ltd	262,000	43
Gambol Pet Group Co Ltd, Cl A	3,000	45
Geely Automobile Holdings Ltd	44,000	98
Giant Biogene Holding Co ltd	5,200	47
Homeland Interactive Technology Ltd	54,000	8
Hunan Gold Corp Ltd, Cl A	13,500	42
Industrial & Commercial Bank of China Ltd, Cl H	177,000	128
JD Logistics Inc *	33,500	53
JD.com Inc, Cl A	8,900	144
JOYY Inc ADR	1,562	75
Kingsoft Corp Ltd	9,000	38
Kuaishou Technology, Cl B *	66,300	446
Lenovo Group Ltd	210,000	240
Linmon Media Ltd	34,300	11
Meituan, Cl B *	8,100	140
Midea Group Co Ltd, Cl A	10,200	112
Natural Food International Holding Ltd	296,000	28
NetEase Inc	23,600	571
Neusoft Education Technology Co Ltd	43,200	18
New Hope Service Holdings Ltd	73,000	17
Ningbo Shuanglin Auto Parts Co Ltd, Cl A	7,000	41
Ping An Insurance Group Co of China Ltd, Cl H	8,000	47
Pop Mart International Group Ltd	4,200	117
Postal Savings Bank of China Co Ltd, Cl H	324,000	210
Prosus NV	2,054	106
Qifu Technology Inc ADR	426	18
Shandong Himile Mechanical Science & Technology Co Ltd, Cl A	9,200	78
Shanghai Allist Pharmaceuticals Co Ltd, Cl A	7,133	97
Shenguan Holdings Group Ltd	1,030,572	41
Sichuan Biokin Pharmaceutical Co Ltd, Cl A *	1,283	54
SITC International Holdings Co Ltd	15,000	48
Tencent Holdings Ltd	19,700	1,242
TK Group Holdings Ltd	290,374	71
Tongdao Liepin Group	38,600	17
Ugreen Group Ltd, Cl A	10,500	74
Victory Giant Technology Huizhou Co Ltd, Cl A	5,600	67
Vipshop Holdings Ltd ADR	20,667	285
X Financial ADR	3,785	71
Xiaomi Corp, Cl B *	55,200	355

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Xingye Alloy Materials Group Ltd *	57,569	$7
XJ International Holdings Co Ltd *	2,166,000	60
XPeng Inc, Cl A *	5,100	49
Yangzijiang Shipbuilding Holdings Ltd	14,900	24
Yankershop Food Co Ltd, Cl A	4,500	55
Yantai China Pet Foods Co Ltd, Cl A	5,200	45
Zhejiang Akcome New Energy Technology Co Ltd *	92,600	–
Zhejiang NHU Co Ltd, Cl A	17,200	52
Zhongzhi Pharmaceutical Holdings Ltd	69,000	8
		8,548

Colombia — 0.0%
Ecopetrol SA ADR	6,263	53

Denmark — 1.9%
ALK-Abello A/S *	2,011	55
AP Moller - Maersk A/S, Cl B	1,278	2,315
Coloplast A/S, Cl B	4,381	426
DSV A/S	208	49
Genmab A/S *	88	19
ISS A/S	1,687	45
Novonesis (Novozymes) B, Cl B	702	49
Pandora A/S	1,365	250
ROCKWOOL A/S, Cl A	1,057	50
ROCKWOOL A/S, Cl B	1,270	60
		3,318

Finland — 0.8%
Atria Oyj, Cl A	766	11
Consti Oyj	439	5
HKFoods Oyj, Cl A	18,459	30
Konecranes Oyj, Cl A	582	45
Multitude PLC	2,931	24
Nokia Oyj	227,409	1,183
Nokia Oyj ADR	15,875	83
Orion Oyj, Cl B	793	54
Ponsse Oyj	445	15
Raute Oyj, Cl A	437	8
Relais Group Oyj	518	9
Scanfil Oyj	1,357	13
		1,480

France — 5.3%
ABC arbitrage	3,606	25
BNP Paribas SA	11,556	1,012
Caisse Regionale de Credit Agricole Mutuel Nord de France	716	15
Carrefour SA	87,262	1,305
Danone SA	16,625	1,421
Dassault Systemes SE	174	6
Electricite de Strasbourg SA	113	18
EssilorLuxottica SA	3,844	1,068
Infotel SA	265	13
Ipsen SA	1,615	190

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LVMH Moet Hennessy Louis Vuitton SE	1,162	$630
Pernod Ricard SA	3,507	363
Quadient SA	4	–
Societe BIC SA	16,534	1,021
Societe Generale SA	13,908	755
SPIE SA	438	22
Synergie SE *	476	18
Technip Energies NV	1,692	64
Teleperformance SE	12,113	1,224
Vente-Unique.Com SA	286	4
Vetoquinol SA	289	25
VIEL & Cie SA	4,146	75
		9,274

Germany — 7.2%
adidas AG	2,419	603
Allianz SE	565	224
Auto1 Group SE *	2,269	61
Bastei Luebbe AG	2,568	30
Bayer AG	52,000	1,464
Bilfinger SE	516	46
Birkenstock Holding PLC *	1,107	60
Cewe Stiftung & Co KGAA	1,197	136
Commerzbank AG	2,435	74
Continental AG	22,857	2,004
CTS Eventim AG & Co KGaA	1,402	170
Deutsche Bank AG	13,809	382
Deutsche Boerse AG	2,605	839
Deutsche Lufthansa AG	6,121	49
Deutsche Wohnen SE	1,842	48
E.ON SE	7,599	133
flatexDEGIRO AG	3,185	88
GEA Group AG	2,707	181
Gesco SE	590	12
Heidelberg Materials AG	698	137
HOCHTIEF AG	390	72
K+S AG	2,452	45
Knorr-Bremse AG	558	56
KSB SE & Co KGaA	47	45
Leifheit AG	994	23
MBB SE	719	125
Mercedes-Benz Group AG	20,000	1,196
MLP SE	1,441	13
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	473	306
Nabaltec AG	2,379	43
Nemetschek SE	550	76
Platform Group AG *	3,443	45
Rational AG	52	43
Rheinmetall AG	134	287
RWE AG	2,444	92
SAP SE	5,365	1,623
Scout24 SE	8,529	1,162
Siemens AG	1,247	300

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SUSS MicroTec SE	1,346	$59
TAG Immobilien AG	2,532	43
Talanx AG	436	57
Vonovia SE	1,312	43
Westwing Group SE *	912	8
Zalando SE *	3,943	141
		12,644

Greece — 0.2%
Alpha Services and Holdings SA	25,007	80
Alumil Aluminium Industry SA *	3,104	18
Eurobank Ergasias Services and Holdings SA	23,558	73
National Bank of Greece SA	3,099	37
OPAP SA	1,872	40
Piraeus Port Authority SA	966	49
StealthGas Inc *	1,351	8
		305

Hong Kong — 3.4%
AIA Group Ltd	250,090	2,082
Ajisen China Holdings Ltd	417,000	41
Build King Holdings Ltd	25,302	3
Dream International Ltd	90,000	66
Futu Holdings Ltd ADR	456	47
Goldlion Holdings Ltd	141,000	17
Hong Kong Exchanges & Clearing Ltd	17,200	860
Jacobson Pharma Corp Ltd	126,000	21
Johnson Electric Holdings Ltd	16,001	43
Lee's Pharmaceutical Holdings Ltd	86,110	16
LH GROUP LTD	56,000	3
Midland Holdings Ltd *	445,994	66
New Times Corp Ltd *	578,000	3
Orient Overseas International Ltd	1,000	17
PAX Global Technology Ltd	137,000	84
Perennial Energy Holdings Ltd	176,985	17
Sitoy Group Holdings Ltd	322,000	21
Smart-Core Holdings Ltd	134,000	29
Sundart Holdings Ltd *	274,000	27
Swire Pacific Ltd, Cl A	135,500	1,154
Texwinca Holdings Ltd	629,257	51
Tian An China Investment Co Ltd	14,000	8
Time Watch Investments Ltd	263,233	11
VTech Holdings Ltd	195,000	1,296
YTO International Express & Supply Chain Technology Ltd	110,000	14
		5,997

Hungary — 0.1%
AutoWallis Nyrt *	32,362	15
MOL Hungarian Oil & Gas PLC	6,055	52
OTP Bank Nyrt	869	66
		133

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
India — 2.2%
Adani Ports & Special Economic Zone Ltd	2,628	$44
Amber Enterprises India Ltd *	635	48
Bengal & Assam Co Ltd	346	31
Bharti Airtel Ltd	11,281	245
BSE Ltd	2,835	89
Coal India Ltd	60,045	279
Coromandel International Ltd	7,547	202
DB Corp Ltd	63,687	187
Dixon Technologies India Ltd	517	89
Forbes & Co Ltd *	242	1
GE T&D India Ltd	2,472	65
Godfrey Phillips India Ltd	433	44
HCL Technologies Ltd	6,906	132
HDFC Bank Ltd ADR	12,948	976
Hitachi Energy India Ltd	249	56
ICICI Bank Ltd	11,437	194
IndusInd Bank Ltd	4,890	47
Infosys Ltd	14,066	257
InterGlobe Aviation Ltd *	652	41
Kaynes Technology India Ltd *	641	45
Mahindra & Mahindra Ltd	1,629	57
Marico Ltd	6,649	56
Matrimony.com Ltd	3,842	23
Mazagon Dock Shipbuilders Ltd	987	40
PG Electroplast Ltd	5,232	47
Solar Industries India Ltd	328	62
Suzlon Energy Ltd *	54,810	46
Tata Consultancy Services Ltd	5,714	231
Trent Ltd	656	43
TV Today Network Ltd	19,855	40
United Spirits Ltd	2,098	37
Wipro Ltd	17,803	52
		3,806

Indonesia — 0.3%
Adira Dinamika Multi Finance Tbk PT	19,812	11
Akasha Wira International Tbk PT *	24,200	15
Aneka Tambang Tbk	261,200	50
Asahimas Flat Glass Tbk PT	25,700	6
Asuransi Tugu Pratama Indonesia Tbk PT	709,700	44
BISI International Tbk PT	370,703	22
Bumi Resources Minerals Tbk PT *	2,055,000	49
Cisadane Sawit Raya Tbk PT	355,055	14
Delta Djakarta Tbk PT	34,500	5
Elnusa Tbk PT	4,519,600	136
Golden Energy Mines Tbk PT	7,196	4
IMC Pelita Logistik TBK PT	715,497	16
Jasa Armada Indonesia Tbk PT	995,800	18
Mitrabahtera Segara Sejati Tbk PT *	337,947	23
Ramayana Lestari Sentosa Tbk PT	1,043,600	26
Salim Ivomas Pratama Tbk PT	184,952	5
Sinar Eka Selaras Tbk PT	1,133,400	20
Soechi Lines Tbk PT *	3,152,000	32

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sunindo Pratama Tbk PT	705,700	$34
Surya Pertiwi Tbk PT	243,600	10
Uni-Charm Indonesia Tbk PT	168,400	6
		546

Ireland — 1.4%
Accenture PLC, Cl A	2,574	816
AerCap Holdings NV	1,372	159
AIB Group PLC	180,047	1,420
		2,395

Israel — 1.2%
Cellebrite DI Ltd *	218	4
Check Point Software Technologies Ltd *	5,759	1,318
Meitav Investments Ltd	7,956	44
Nice Ltd ADR *	108	18
Nova Ltd *	723	154
Oddity Tech Ltd, Cl A *	1,789	133
Shufersal Ltd	7,084	71
Wix.com Ltd *	2,770	413
		2,155

Italy — 1.0%
Banca Popolare di Sondrio SPA	9,895	134
BPER Banca SPA	10,181	90
Ferrari NV	500	239
Intesa Sanpaolo SpA	84,457	471
Iveco Group NV	3,746	75
Leonardo SpA	4,020	249
Maire SpA	7,920	101
Poste Italiane SpA	5,876	128
PRADA SpA	7,500	49
Reply SpA	251	42
UniCredit SpA	3,237	208
		1,786

Japan — 10.0%
Ad-sol Nissin Corp	2,400	18
AGS Corp	1,600	10
Ainavo Holdings Co Ltd	3,750	18
Airtrip Corp	1,900	12
Alpha Systems Inc	900	21
AlphaPolis Co Ltd	2,200	23
Anest Iwata Corp	5,800	57
Asics Corp	2,400	58
Atled Corp	1,100	11
Aucnet Inc	1,400	15
Avant Group Corp	2,400	25
Bandai Namco Holdings Inc	1,900	60
Bic Camera Inc	4,900	51
Brother Industries Ltd	71,300	1,213
Business Brain Showa-Ota Inc	3,300	59
Canon Inc	3,400	104
Capcom Co Ltd	1,492	44
Central Japan Railway Co	9,100	198

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Core Corp	500	$6
Dai-ichi Life Holdings Inc	30,400	237
Daiichi Sankyo Co Ltd	4,500	119
Daito Trust Construction Co Ltd	1,500	168
Daiwa House Industry Co Ltd	1,700	57
Daiwa Securities Group Inc	17,300	117
Denso Corp	8,600	116
Dentsu Group Inc	56,039	1,207
Digital Arts Inc	200	10
East Japan Railway Co	11,100	232
Ebase Co Ltd	2,300	8
Eisai Co Ltd	9,200	263
en Japan Inc	1,400	17
FANUC Corp	1,800	48
Fast Retailing Co Ltd	500	166
FTGroup Co Ltd	5,200	42
Fuji Electric Co Ltd	1,000	44
Fujii Sangyo Corp	600	12
Fujikura Ltd	1,900	88
Fujitsu Ltd	7,200	164
GMO GlobalSign Holdings KK	600	9
Hamamatsu Photonics KK	6,700	72
Hitachi Ltd	6,200	172
Hoya Corp	6,100	718
Ichikoh Industries Ltd	4,500	12
Japan Exchange Group Inc	4,400	48
Japan Medical Dynamic Marketing Inc	5,200	20
Kamakura Shinsho Ltd	2,200	7
Kandenko Co Ltd	3,900	80
Kanefusa Corp	2,300	10
KDDI Corp	23,100	399
Keyence Corp	1,500	626
Kita-Nippon Bank Ltd/The	1,200	24
Kobe Bussan Co Ltd	2,400	76
Koito Manufacturing Co Ltd	80,000	1,010
Konami Group Corp	400	54
KOZO KEIKAKU ENGINEERING HOLDINGS Inc	600	10
Kyowa Electronic Instruments Co Ltd	6,400	23
Kyushu Electric Power Co Inc	6,700	57
Lasertec Corp	1,900	189
Lion Corp	3,900	42
Lixil Corp	5,900	66
Loginet Japan Co Ltd	500	11
LY Corp	16,900	61
M3 Inc	43,000	602
Mazda Motor Corp	19,100	119
Medical System Network Co Ltd, Cl A	3,800	12
Mitsubishi UFJ Financial Group Inc	15,500	216
Nanyo Corp	1,200	9
NEC Corp	600	16
NEOJAPAN Inc	3,400	37
Nexon Co Ltd	7,600	136
Nice Corp	1,700	19

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nippn Corp	1,100	$17
OBIC Business Consultants Co Ltd	700	40
Obic Co Ltd	12,000	437
Ono Pharmaceutical Co Ltd	4,100	45
Open House Group Co Ltd	1,100	47
Optim Corp *	4,600	18
Oracle Corp Japan *	900	105
Oro Co Ltd	4,200	77
Otsuka Corp	3,400	70
Otsuka Holdings Co Ltd	1,500	76
Pigeon Corp	9,200	119
PR Times Corp	600	10
Recruit Holdings Co Ltd	22,100	1,313
Relo Group Inc	3,200	38
Resona Holdings Inc	5,700	50
Riken Technos Corp	9,200	69
Sanwa Holdings Corp	6,300	216
SCREEN Holdings Co Ltd	300	21
SCSK Corp	3,300	100
Sekisui Kasei Co Ltd	6,800	15
SEMITEC Corp	800	11
SERAKU Co Ltd	1,000	11
Shimizu Corp	8,200	90
SMS Co Ltd	34,100	339
SoftBank Group Corp	2,200	115
Sugi Holdings Co Ltd	5,300	116
Sumitomo Electric Industries Ltd	3,700	77
Sumitomo Mitsui Financial Group Inc	7,800	200
Suzuki Motor Corp	3,800	48
System Support Inc	1,100	19
T&D Holdings Inc	4,400	100
Takeda Pharmaceutical Co Ltd	6,500	195
Tayca Corp	34	–
Terumo Corp	8,600	157
TIS Inc	3,700	121
Toei Animation Co Ltd	19,100	413
Toell Co Ltd	2,000	11
Tokio Marine Holdings Inc	2,600	110
Tokyo Electron Ltd	1,600	251
Tokyo Individualized Educational Institute Inc	9,800	21
Tokyo Tatemono Co Ltd	2,600	46
Tokyu Fudosan Holdings Corp	20,400	148
Toshiba TEC Corp	1,100	22
Towa Bank Ltd/The	10,000	49
Toyokumo Inc	1,200	24
Toyota Motor Corp	9,000	171
Trend Micro Inc/Japan	4,500	336
Trinity Industrial Corp	3,700	27
TYK Corp/Tokyo	6,200	24
Ubicom Holdings Inc	1,600	11
USS Co Ltd	4,400	48
Wacom Co Ltd	4,000	18

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Yamagata Bank Ltd/The	900	$9
Yamaha Corp	180,000	1,253
Yoshicon Co Ltd	700	10
ZIGExN Co Ltd	3,100	10
ZOZO Inc	4,100	44
		17,618

Kuwait — 0.0%
Boubyan Bank KSCP	30,727	67

Luxembourg — 0.9%
SES SA, Cl A	279,230	1,592

Macao — 0.6%
Sands China Ltd	500,000	976

Malaysia — 0.6%
Allianz Malaysia Bhd	11,600	53
CCK Consolidated Holdings BHD	232,500	73
Chin Well Holdings BHD	65,300	12
Deleum Bhd	440,400	155
Favelle Favco Bhd	25,000	10
Hap Seng Plantations Holdings Bhd	60,600	26
Hong Leong Capital Bhd	35,900	28
Hong Leong Financial Group Bhd	3,100	12
Innoprise Plantations BHD	53,500	22
Kawan Food Bhd	105,800	31
Keck Seng Malaysia Bhd	10,500	13
Kim Loong Resources Bhd	164,100	86
MKH Bhd	99,700	25
MKH Oil Palm East Kalimantan Bhd	308,043	46
MNRB Holdings Bhd	24,400	12
Mynews Holdings Bhd	94,700	13
Oriental Food Industries Holdings BHD	38,100	13
Padini Holdings Bhd	188,100	94
Panasonic Manufacturing Malaysia BHD	20,000	61
Paramount Corp Bhd	95,200	24
Petra Energy Bhd	53,700	14
Petron Malaysia Refining & Marketing Bhd	27,023	23
Sunway Bhd	50,000	56
Tambun Indah Land Bhd	93,800	17
United Plantations BHD	8,700	46
		965

Mexico — 0.2%
Arca Continental SAB de CV	13,100	144
Grupo Aeroportuario del Sureste SAB de CV, Cl B	1,555	50
Industrias Penoles SAB de CV	2,600	55
Southern Copper Corp	1,147	104
		353

Netherlands — 4.3%
ABN AMRO Bank NV	25,537	660
Argenx SE ADR *	140	80
ASML Holding NV	1,253	923

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ASML Holding NV, Cl G	551	$406
ASR Nederland NV	676	43
Flow Traders Ltd	66,924	2,227
IMCD NV	3,407	463
ING Groep NV	5,488	117
JDE Peet's NV	2,941	81
Koninklijke Heijmans N.V	1,312	83
Koninklijke KPN NV	69,270	326
NN Group NV	2,617	165
SBM Offshore NV	2,465	57
Universal Music Group NV	21,258	680
Wolters Kluwer NV	7,030	1,246
		7,557

New Zealand — 0.2%
a2 Milk Co Ltd/The	14,541	78
Air New Zealand Ltd	80,909	29
Aroa Biosurgery Ltd *	22,919	8
Fisher & Paykel Healthcare Corp Ltd	4,360	95
Smart Parking Ltd *	27,643	15
Steel & Tube Holdings Ltd	20,968	8
Xero Ltd *	354	42
		275

Norway — 0.4%
Gjensidige Forsikring ASA	20,522	519
Kongsberg Gruppen ASA	1,353	238
Medistim ASA	563	11
Sparebanken Ost	2,043	15
		783

Philippines — 0.0%
San Miguel Food and Beverage Inc	15,780	14
STI Education Systems Holdings Inc	616,000	16
		30

Poland — 0.6%
AB SA	3,132	83
Alior Bank SA	1,807	50
Arctic Paper SA	5,499	17
Asseco Business Solutions SA	776	18
Bank Polska Kasa Opieki SA	862	42
CCC SA *	856	50
CD Projekt SA	713	42
Comp SA *	1,972	123
Dino Polska SA *	485	71
Oponeo.pl SA	848	21
ORLEN SA	6,940	136
PlayWay SA	940	83
Rainbow Tours SA	4,113	169
Shoper SA	2,059	28
Spyrosoft SA *	49	8
Sygnity *	1,067	28
Text SA	3,279	47
Votum SA	1,365	16

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
VRG SA	2,427	$3
		1,035

Portugal — 0.0%
Banco Comercial Portugues SA, Cl R	69,281	54

Qatar — 0.3%
Ooredoo QPSC	146,969	499

Russia — 0.0%
Exillon Energy PLC *	4,819	–

Singapore — 1.5%
Boustead Singapore Ltd	35,165	30
BRC Asia Ltd	77,500	189
Centurion Corp Ltd	101,500	115
Credit Bureau Asia Ltd	40,500	41
CSE Global Ltd	245,200	81
DBS Group Holdings Ltd	11,010	380
Grab Holdings Ltd, Cl A *	8,453	41
IGG Inc	50,164	23
Keppel DC REIT ‡	59,000	100
OKP Holdings Ltd	55,800	31
OM Holdings Ltd	93,414	19
Oversea-Chinese Banking Corp Ltd	16,500	207
Pacific Century Regional Developments Ltd	14,300	4
Propnex Ltd	34,600	27
Q&M Dental Group Singapore Ltd	42,700	12
SBS Transit Ltd	15,400	33
Sea Ltd ADR *	4,762	764
Sing Investments & Finance Ltd	32,550	28
Singapore Exchange Ltd	7,700	84
Singapore Technologies Engineering Ltd	39,900	241
Singapore Telecommunications Ltd	77,000	227
		2,677

South Africa — 1.3%
Altron Ltd, Cl A	6,201	8
Anglo American PLC	43,000	1,276
Capitec Bank Holdings Ltd	271	52
Clicks Group Ltd	34,316	738
Combined Motor Holdings Ltd	8,771	16
Karooooo Ltd	688	38
Old Mutual Ltd	81,864	53
Premier Group Ltd	3,801	27
Sanlam Ltd	11,757	58
		2,266

South Korea — 4.7%
ABLBio Inc *	890	52
Alteogen Inc *	161	38
APR Corp/Korea *	536	45
Digital Daesung Co Ltd	1,925	11
Dongwon F&B Co Ltd	1,866	55
Doosan Bobcat Inc	37,000	1,258
Eusu Holdings Co Ltd	8,936	39

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hana Financial Group Inc	5,877	$309
Hansol Holdings Co Ltd	6,298	13
HD Hyundai Electric Co Ltd	157	43
HD Hyundai Heavy Industries Co Ltd	543	159
Hugel Inc *	222	53
Hyundai Livart Furniture Co Ltd	2,991	17
KB Financial Group Inc	406	30
KT&G Corp	17,000	1,478
Kukbo Design Co Ltd	1,270	17
LG Corp	25,615	1,316
LG H&H Co Ltd	5,527	1,303
LigaChem Biosciences Inc *	523	43
Maeil Holdings Co Ltd	9,522	75
MegaStudy Co Ltd	4,696	37
Meritz Financial Group Inc	684	55
Miwon Chemicals Co Ltd	184	11
Multicampus Co Ltd	1,160	28
Nature Holdings Co Ltd/The	2,954	24
NAVER Corp	838	114
NICE Holdings Co Ltd	2,655	23
Rainbow Robotics *	168	32
Samsung Biologics Co Ltd *	55	41
Samsung Electronics Co Ltd	28,558	1,159
Samyang Foods Co Ltd	67	54
SeAH Holdings Corp	7	–
Shinsegae Food Co Ltd	626	16
SK Hynix Inc	1,062	157
SNT Holdings Co Ltd	598	22
Woori Financial Group Inc	10,400	145
		8,272

Spain — 1.1%
ACS Actividades de Construccion y Servicios SA	929	61
Amadeus IT Group SA, Cl A	534	45
Banco Santander SA	28,626	228
CaixaBank SA	32,887	279
Clinica Baviera SA	680	30
Grupo Empresarial San Jose SA	10,474	74
Iberdrola SA	16,061	294
Industria de Diseno Textil SA	13,572	735
Inmobiliaria Colonial Socimi SA ‡	7,201	50
Laboratorio Reig Jofre SA	4,375	16
Unicaja Banco SA	21,188	47
		1,859

Sweden — 1.4%
Alfa Laval AB	1,135	48
Arla Plast AB	2,194	11
Assa Abloy AB, Cl B	24,602	779
BTS Group AB, Cl B	575	13
Cibus Nordic Real Estate AB publ	2,551	48
Enea AB *	2,484	17
FM Mattsson AB, Cl B	67	–

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hexagon AB, Cl B	47,313	$476
Loomis AB, Cl B	1,142	44
Nordrest Holding AB	693	12
Sandvik AB	2,359	51
Skanska AB, Cl B	2,169	52
Swedish Orphan Biovitrum AB *	1,292	40
Telefonaktiebolaget LM Ericsson ADR	80,029	677
Telia Co AB	54,256	209
		2,477

Switzerland — 3.5%
ABB Ltd	19,242	1,092
Accelleron Industries AG	1,847	107
Allreal Holding AG	410	94
Belimo Holding AG	155	150
Chocoladefabriken Lindt & Spruengli AG	5	81
Cicor Technologies Ltd *	331	50
Cie Financiere Richemont SA, Cl A	1,034	195
dormakaba Holding AG	62	55
DSM-Firmenich AG	727	81
Geberit AG	68	51
Klingelnberg AG	428	7
Lastminute.com NV	1,301	26
Logitech International SA	8,647	722
On Holding AG, Cl A *	897	53
Orell Fuessli AG	109	13
Partners Group Holding AG	702	944
Schindler Holding AG	305	109
Sika AG	1,802	484
Sportradar Group AG, Cl A *	4,123	99
Sulzer AG	392	74
Swatch Group AG/The	5,400	913
Swissquote Group Holding SA	233	140
Temenos AG	2,114	157
VAT Group AG	1,146	438
V-ZUG Holding AG	312	28
		6,163

Taiwan — 3.8%
104 Corp	14,000	108
Acter Group Corp Ltd	4,000	50
ASROCK Inc	5,000	35
Asustek Computer Inc	33,000	678
Bizlink Holding Inc	2,000	42
Chin Hsin Environ Engineering Co Ltd	7,000	16
China Airlines Ltd	60,000	44
Elite Advanced Laser Corp *	7,000	43
Eva Airways Corp	73,000	99
Evergreen Marine Corp Taiwan Ltd	20,200	163
FIT Hon Teng Ltd *	49,000	13
General Plastic Industrial Co Ltd	21,000	22
Genesis Technology Inc/Taiwan *	1,249	2
Global Lighting Technologies Inc	11,000	15
Himax Technologies Inc ADR	3,786	31

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
International Games System Co Ltd	11,000	$306
KGI Financial Holding Co Ltd	166,000	95
King Slide Works Co Ltd	2,000	134
Lotes Co Ltd	6,000	256
MediaTek Inc	18,000	739
Mitac Holdings Corp *	22,000	43
Mitake Information Corp	4,000	9
MPI Corp	2,000	52
Novatek Microelectronics Corp	21,000	358
Otsuka Information Technology Corp	4,000	30
Realtek Semiconductor Corp	23,000	410
Rich Honour International Designs Co Ltd	20,000	43
Shanghai Commercial & Savings Bank Ltd/The	36,000	56
Sonix Technology Co Ltd	9,000	11
Taishin Financial Holding Co Ltd	73,000	42
Taiwan Mobile Co Ltd	11,000	42
Taiwan Semiconductor Manufacturing Co Ltd	42,000	1,340
Taiwan Semiconductor Manufacturing Co Ltd ADR	5,846	1,130
Tofu Restaurant Co Ltd	6,000	43
Tong Yang Industry Co Ltd	20,000	86
Uni-President Enterprises Corp	12,000	32
Wah Hong Industrial Corp	22,000	25
X-Legend Entertainment Co Ltd	8,000	25
Ya Horng Electronic Co Ltd	5,000	10
		6,678

Thailand — 0.3%
Advanced Info Service PCL	14,500	126
Bangkok Bank PCL NVDR	28,700	124
Beyond Securities PCL NVDR *	1,105,400	17
Charoen Pokphand Foods PCL NVDR	55,400	41
Haad Thip PCL NVDR	35,600	17
Kang Yong Electric PCL	900	9
Ladprao General Hospital PCL	16,000	2
Netbay PCL NVDR	21,600	11
Precise Corp PCL NVDR	195,200	15
Premier Marketing PCL NVDR	59,100	20
PTT Exploration & Production PCL NVDR	36,100	108
Somboon Advance Technology PCL NVDR	69,900	26
Thai Oil PCL NVDR	1,962	2
Thai Union Feedmill PCL NVDR	189,400	28
Thai Vegetable Oil PCL NVDR, Strike Price NVDR	44,300	30
Thai Wah PCL NVDR	16,600	1
Thantawan Industry PCL	7,600	6
		583

Turkey — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	31,699	105
Pegasus Hava Tasimaciligi AS *	15,183	93
		198

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United Arab Emirates — 0.6%
Abu Dhabi Islamic Bank PJSC	15,216	$79
Abu Dhabi National Insurance Co PSC	6,055	10
ADNOC Drilling Co PJSC	107,537	154
Adnoc Gas PLC	176,651	158
Emaar Development PJSC	27,492	100
Emaar Properties PJSC	42,879	154
Emirates NBD Bank PJSC	18,445	112
First Abu Dhabi Bank PJSC	24,648	108
National Bank of Ras Al-Khaimah PSC/The	5,223	10
NMDC Energy	108,322	74
Orascom Construction PLC	15,067	78
Salik Co PJSC	27,122	42
		1,079

United Kingdom — 8.6%
Barclays PLC ADR	25,085	447
Burberry Group PLC	128,546	1,800
Costain Group PLC	104,879	175
Diageo PLC	20,416	555
Diploma PLC	8,715	551
Eurocell PLC	8,287	18
Halfords Group PLC	41,980	95
Halma PLC	24,070	944
Hargreaves Services PLC	5,863	54
Imperial Brands PLC	28,988	1,100
InterContinental Hotels Group PLC	4,715	541
International Consolidated Airlines Group SA	65,100	287
Investec PLC	16,367	117
ITV PLC	1,333,564	1,406
JD Sports Fashion PLC	1,244,731	1,413
London Stock Exchange Group PLC	7,333	1,117
Mears Group PLC	59,243	333
MP Evans Group PLC	1,990	28
NatWest Group PLC	76,682	545
Reckitt Benckiser Group PLC	23,000	1,565
Record PLC	18,356	14
RELX PLC	19,558	1,053
WPP PLC	110,000	889
XPS Pensions Group PLC	2,585	14
		15,061

United States — 6.4%
Aon PLC, Cl A	2,542	946
BP PLC	266,098	1,295
CyberArk Software Ltd *	264	101
Envista Holdings Corp *	67,824	1,239
Experian PLC	15,042	750
JBS S/A	12,900	90
ManpowerGroup Inc	27,486	1,153
MDA Space Ltd *	3,014	62
Molson Coors Canada Inc, Cl B	400	21
Monday.com Ltd *	152	45

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Novartis AG	2,816	$326
QIAGEN NV	1,388	63
Roche Holding AG	3,599	1,168
Sanofi SA	12,139	1,202
Signify NV	57,907	1,415
Spotify Technology SA *	675	449
TELUS International CDA Inc *	7,800	22
Titan Cement International SA	1,061	48
Western Union Co/The	100,000	928
		11,323

Total Common Stock
(Cost $143,185) ($ Thousands)		165,333

PREFERRED STOCK — 1.0%
Brazil — 0.1%
Cia Energetica de Minas Gerais (A)	12,600	24
Itau Unibanco Holding SA (A)	21,890	143
Petroleo Brasileiro SA (A)	4,600	25
		192

Chile — 0.0%
Embotelladora Andina SA (A)	9,714	41

Germany — 0.9%
Henkel AG & Co KGaA (A)	14,868	1,191
Sartorius AG (A)	1,569	377
		1,568

Total Preferred Stock
(Cost $1,997) ($ Thousands)		1,801

EXCHANGE-TRADED FUND — 0.1%
International Equity — 0.1%
iShares Core MSCI EAFE ETF (A)	2,786	230

Total Exchange-Traded Fund
(Cost $229) ($ Thousands)		230
	Number of Warrants
WARRANT — 0.0%
Canada — 0.0%
Constellation Software Inc, Expires 08/22/2028 *(B)	66	–

Total Warrant
(Cost $—) ($ Thousands)		–

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	4,002,210	$4,002
Total Cash Equivalent
(Cost $4,002) ($ Thousands)		4,002
Total Investments in Securities — 97.4%
(Cost $149,413) ($ Thousands)		$171,366

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Screened World Equity Ex-US Fund (Continued)

A list of the open futures contracts held by the Fund at May 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	18	Jun-2025	$1,088	$1,097	$(3)
FTSE 100 Index	7	Jun-2025	813	829	9
Hang Seng Index	4	Jun-2025	594	591	(3)
S&P TSX 60 Index	1	Jun-2025	227	228	–
SPI 200 Index	5	Jun-2025	670	680	11
TOPIX Index	5	Jun-2025	943	970	21
			$4,335	$4,395	$35

A list of the open forward foreign currency contracts held by the Fund at May 31, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Northern Trust	10/04/25	USD	20	EUR	18	$1
Northern Trust	11/04/25	USD	11	EUR	10	—
Northern Trust	11/04/25	GBP	116	USD	148	(8)
						$(7)

A list of the open OTC Swap agreement held by the Fund at May 31, 2025, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	U.S. Custom Basket of Securities	1 Month + 5.33%	ASSET RETURN	Annually	12/31/2049	USD	(186)	$547	$–	$547
								$547	$–	$547

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of May 31, 2025:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

7,553	NOVARTIS AG	$845	$11	(454.3)%
3,112	LOBLAW COS LTD	439	85	(236.0)
29,176	HSBC HOLDINGS PLC	333	10	(179.0)
8,627	BUREAU VERITAS	266	26	(143.0)
1,795	VINCI SA	251	5	(134.9)
2,935	BNP PARIBAS	250	18	(134.4)
1,685	ASTRAZENECA PLC	244	(2)	(131.2)
12,906	ENGIE SA	242	52	(130.1)
1,663	EURONEXT NV	235	38	(126.3)
37,939	NATWEST GROUP PLC	221	45	(118.8)
20,778	ROLLS-ROYCE HOLDINGS PLC	216	26	(116.1)
4,219	EXPERIAN PLC	210	0	(113.0)
5,587	GENERALI ORD	205	(1)	(110.2)
4,400	CHUGAI PHARMACEUTICAL CO LTD	203	26	(109.1)
6,014	UBS GROUP AG	200	(6)	(107.5)
18,400	JAPAN POST HOLDINGS CO LTD	194	(15)	(104.3)
23,882	ENEL SPA	184	33	(98.9)
7,258	EQUINOR ASA	180	(9)	(96.9)
9,277	CREDIT AGRICOLE	168	10	(90.3)
6,900	SONY GROUP CORP	167	15	(89.8)

SEI Institutional Investments Trust

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

1,302	NEXT PLC	$ 162	$ 62	(87.1)%
58	HERMES INTL	157	2	(84.4)
3,200	HKEX	151	11	(81.1)
3,035	3I GROUP PLC	150	15	(80.6)
10,712	FRESNILLO PLC	150	18	(80.6)
256,000	PICC GROUP	147	19	(79.0)
153,494	LLOYDS BANKING GROUP PLC	139	23	(74.7)
4,963	DNB ASA	127	11	(68.3)
35,068	CONVATEC PLC	120	17	(64.6)
8,882	IG GROUP HOLDINGS PLC	117	17	(63.0)
14,000	CLP HOLDINGS	115	6	(61.8)
585	GAMES WORKSHOP GROUP PLC	111	9	(59.7)
4,100	NS SOLUTIONS CORP	111	(2)	(59.7)
26,568	MARKS & SPENCER GROUP PLC	111	23	(59.6)
2,403	COCA-COLA HBC AG-DI	108	19	(58.0)
911	SANOFI	107	(17)	(57.6)
972	COMPAGNIE DE SAINT GOBAIN	106	2	(57.0)
3,623	AMER SPORTS INC	103	28	(55.4)
6,681	STANDARD CHARTERED PLC	101	4	(54.4)
1,700	ADVANTEST CORP	97	(11)	(52.2)
2,755	KLEPIERRE	96	11	(51.7)
139	ZURICH INSURANCE GROUP AG	96	4	(51.6)
24,701	BARCLAYS PLC	95	14	(51.0)
24,135	INTL CONSOLIDATED AIRLINE-DI	91	15	(48.9)
41,000	CHINA LIFE	87	(5)	(46.8)
2,373	BOLIDEN	86	(13)	(46.2)
308	SAFRAN SA	85	6	(45.8)
1,900	MAREX GROUP PLC	85	(3)	(45.8)
9,280	LAND SECURITIES GROUP PLC	79	(0)	(42.5)
2,269	ANGLOGOLD ASHANTI PLC	75	24	(40.3)

The following table represents the individual stock exposures comprising the Net Short Custom Basket Total Return Swap as of May 31, 2025:

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(3,849)	CANADIAN NATIONAL RAILWAY	$(378)	$(23)	203.2%
(10,679)	ASSOCIATED BRITISH FOODS PLC	(291)	(11)	156.5
(19,800)	ONO PHARMACEUTICAL CO LTD	(221)	8	118.9
(2,558)	SPIRAX GROUP PLC	(219)	21	117.7
(16,900)	KYOCERA CORP	(195)	(10)	104.8
(1,004)	THOMSON REUTERS CORP	(174)	(24)	93.5
(5,200)	AGC INC	(164)	11	88.3
(32,774)	APA GROUP	(162)	(12)	87.1
(4,384)	ADECCO GROUP AG-REG	(143)	16	76.9
(5,000)	TOTO LTD	(139)	12	74.7
(5,542)	BCE INC	(131)	12	70.4
(65,800)	CAPITALAND INVESTMENT LTD/SI	(128)	(0)	68.8
(35,872)	B&M EUROPEAN VALUE RETAIL SA	(128)	(36)	68.8
(133,819)	XINYI GLASS	(128)	1	68.7
(3,990)	VALMET OYJ	(121)	(11)	65.1
(58,000)	SATS LTD	(121)	(17)	65.1
(2,200)	YAMATO KOGYO CO LTD	(121)	(9)	65.0
(632)	SWATCH GROUP I	(115)	5	61.8
(6,447)	CVC CAPITAL PARTNERS PLC	(112)	(8)	60.2
(5,273)	SIG GROUP AG	(109)	(1)	58.6
(9,900)	SG HOLDINGS CO LTD	(108)	12	58.1
(71)	PARTNERS GROUP	(106)	8	57.0
(3,288)	IGM FINANCIAL INC	(104)	(0)	55.9

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Screened World Equity Ex-US Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(20,873)	SCHRODERS PLC	$(104)	$ 1	55.9%
(181,600)	GENTING SINGAPORE LIMITED	(102)	2	54.8
(17,742)	NEXI SPA	(102)	(9)	54.8
(10,536)	SAMPO OYJ A	(101)	(14)	54.3
(2,437)	INTERPUMP GROUP	(96)	1	51.6
(92,200)	MAPLETREE PAN ASIA COMMERCIAL	(87)	3	46.7
(27,015)	STOCKLAND	(85)	(9)	45.8
(534)	BOYD GROUP SERVICES INC	(85)	6	45.8
(7,800)	RICOH CO LTD	(84)	12	45.2
(765)	COLOPLAST B	(81)	8	43.5
(2,479)	SPECTRIS PLC	(81)	13	43.5
(4,400)	NIPPON EXPRESS HOLDINGS INC	(81)	(0)	43.5
(418)	WASTE CONNECTIONS INC	(78)	(3)	41.9
(2,028)	GREAT-WEST LIFECO INC	(77)	0	41.4
(6,838)	GLANBIA	(77)	(22)	41.4
(15,016)	ALGONQUIN PWR & UTILS CORP	(77)	(6)	41.3
(3,500)	SUMITOMO METAL MINING CO LTD	(76)	(4)	41.0
(72,575)	ITV PLC	(74)	(4)	39.8
(9,948)	KINNEVIK B	(73)	(15)	39.2
(676)	BCV N	(73)	(8)	39.2
(4,377)	MONDI PLC	(72)	(1)	38.7
(7,700)	VENTURE CORPORATION LTD	(72)	3	38.7
(3,300)	WEST JAPAN RAILWAY CO	(72)	0	38.6
(89,000)	HANG LUNG PPT	(70)	0	37.6
(4,400)	FUJI CORP	(70)	(1)	37.6
(24,868)	MAN GROUP PLC/JERSEY	(68)	7	36.6
(967)	JULIUS BAER N	(68)	1	36.6

Percentages are based on Net Assets of $175,851 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	No interest rate available.
(B)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	158,712	6,621	–		165,333
Preferred Stock	1,801	–	–		1,801
Exchange-Traded Fund	230	–	–		230
Warrant	–	–	–	^	–
Cash Equivalent	4,002	–	–		4,002
Total Investments in Securities	164,745	6,621	–		171,366

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	41	–	–	41
Unrealized Depreciation	(5)	–	–	(5)
Forward Contracts*
Unrealized Appreciation	–	1	–	1
Unrealized Depreciation	–	(8)	–	(8)
OTC Swap
Total Return Swap*
Unrealized Appreciation	–	547	–	547
Total Other Financial Instruments	36	540	–	576

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ This category includes securities with a value of $—.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

SEI Institutional Investments Trust

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 5/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,680	$26,179	$(23,857)	$—	$—	$4,002	$161	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.2%
Argentina — 0.7%
Corp America Airports SA *	112,226	$2,312
Loma Negra Cia Industrial Argentina SA ADR *	160,349	2,031
Vista Energy SAB de CV ADR *	15,681	777
		5,120

Australia — 0.3%
OceanaGold Corp	213,595	949
SolGold PLC *	17,739,512	1,692
		2,641

Bangladesh — 0.9%
BRAC Bank PLC	12,799,675	4,818
Square Pharmaceuticals PLC	1,118,023	1,846
		6,664

Belgium — 0.2%
Cenergy Holdings SA	62,603	694
Melexis NV	9,381	631
		1,325

Brazil — 5.1%
C&A MODAS SA	651,000	2,030
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	130,271	2,670
Cogna Educacao SA	828,200	426
CPFL Energia SA	170,300	1,203
Cury Construtora e Incorporadora SA	87,800	439
Cyrela Brazil Realty SA Empreendimentos e Participacoes	96,100	419
Direcional Engenharia SA	72,300	509
Embraer SA	117,100	1,338
Embraer SA ADR	27,947	1,285
Grupo Mateus SA	559,800	779
Hapvida Participacoes e Investimentos S/A *	1,700,300	845
Inter & Co Inc, Cl A	362,500	2,581
Itau Unibanco Holding SA ADR	1,143,106	7,533
MercadoLibre Inc *	100	256
NU Holdings Ltd/Cayman Islands, Cl A *	72,027	865
Pagseguro Digital Ltd, Cl A	99,079	883
Petroleo Brasileiro SA ADR, Cl A	388,455	4,203
Rumo SA	384,800	1,271
Sendas Distribuidora S/A	863,700	1,686
TIM SA/Brazil	1,205,500	4,078
TOTVS SA	205,400	1,532
Vibra Energia SA	124,600	437
Vulcabras SA	194,400	687
XP Inc, Cl A	39,647	768
YDUQS Participacoes SA	137,500	378
		39,101

Canada — 0.6%
Capstone Copper Corp *	209,728	1,135
Celestica Inc *	20,916	2,413

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pan American Silver Corp	60,200	$1,468
		5,016

Cayman Islands — 0.1%
Theon International PLC	29,292	1,105

Chile — 0.6%
Banco Santander Chile ADR	77,653	1,875
Enel Chile SA ADR	163,245	579
Parque Arauco SA	1,022,815	2,121
		4,575

China — 18.1%
3SBio Inc	432,500	1,039
Agricultural Bank of China Ltd, Cl H	1,935,000	1,240
Akeso Inc *	82,000	873
Alibaba Group Holding Ltd	968,000	13,781
Alibaba Group Holding Ltd ADR	40,622	4,624
AsiaInfo Technologies Ltd	789,127	936
Atour Lifestyle Holdings Ltd ADR	17,281	541
Baidu Inc ADR *	64,281	5,265
Bethel Automotive Safety Systems Co Ltd, Cl A	130,800	990
BYD Co Ltd, Cl A	35,400	1,723
BYD Co Ltd, Cl H	29,500	1,466
China Construction Bank Corp, Cl H	4,867,000	4,351
China Galaxy Securities Co Ltd, Cl H	791,000	760
China Hongqiao Group Ltd	481,500	856
China Life Insurance Co Ltd, Cl H	336,000	680
China National Building Material Co Ltd, Cl H	2,746,009	1,222
China Pacific Insurance Group Co Ltd, Cl H	262,600	816
China Railway Group Ltd, Cl H	1,731,000	778
China Resources Land Ltd	1,171,000	3,793
China Resources Pharmaceutical Group Ltd	466,000	306
Chongqing Baiya Sanitary Products Co Ltd, Cl A	255,500	1,085
CITIC Ltd	753,000	947
Contemporary Amperex Technology Co Ltd, Cl A	253,248	8,745
COSCO SHIPPING Holdings Co Ltd, Cl H	934,050	1,608
DiDi Global Inc ADR *	536,359	2,457
GDS Holdings Ltd, Cl A *	254,443	754
Geely Automobile Holdings Ltd	290,000	646
Giant Biogene Holding Co ltd	176,800	1,593
Gree Electric Appliances Inc of Zhuhai, Cl A	83,200	535
Guangdong Xinbao Electrical Appliances Holdings Co Ltd, Cl A	132,067	259
Haier Smart Home Co Ltd, Cl A	1,762,800	5,133
Hello Group Inc ADR	38,755	235
Hengtong Optic-electric Co Ltd, Cl A	240,900	500
Industrial & Commercial Bank of China Ltd, Cl H	823,000	597
iQIYI Inc ADR *	786,065	1,258
JD.com Inc ADR	192,278	6,232

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
JOYY Inc ADR	8,567	$410
Kingdee International Software Group Co Ltd *	580,000	903
Kunlun Energy Co Ltd	1,482,000	1,480
Kweichow Moutai Co Ltd, Cl A	3,974	837
Medlive Technology Co Ltd	434,000	693
Meitu Inc	4,659,000	3,899
Meituan, Cl B *	47,800	827
Minth Group Ltd *	46,000	124
NARI Technology Co Ltd, Cl A	366,300	1,126
NetEase Inc ADR	2,500	304
New China Life Insurance Co Ltd, Cl H	169,600	690
Nexteer Automotive Group Ltd	1,198,685	876
PDD Holdings Inc ADR *	11,173	1,078
People's Insurance Co Group of China Ltd/The, Cl H	1,190,000	776
PICC Property & Casualty Co Ltd	2,114,000	4,017
Ping An Insurance Group Co of China Ltd, Cl H	1,039,500	6,071
Pop Mart International Group Ltd	59,800	1,671
Q Technology Group Co Ltd	821,000	677
Qifu Technology Inc ADR	28,620	1,176
Shenzhen Mindray Bio-Medical Electronics Co Ltd, Cl A	42,600	1,330
Sinotruk Hong Kong Ltd	432,000	1,088
Tencent Holdings Ltd	243,753	15,366
Tencent Music Entertainment Group ADR	40,254	678
Tongcheng Travel Holdings Ltd	536,909	1,509
Trip.com Group Ltd ADR	22,126	1,386
UBTech Robotics Corp LTD *	32,200	341
Uni-President China Holdings Ltd	646,309	840
Vipshop Holdings Ltd ADR	225,502	3,110
Weibo Corp ADR	46,669	422
Weilong Delicious Global Holdings Ltd	368,600	647
Xiaomi Corp, Cl B *	348,600	2,244
Yantai China Pet Foods Co Ltd, Cl A	109,600	955
Yihai International Holding Ltd	412,862	702
Yunnan Yuntianhua Co Ltd, Cl A	107,100	324
Yutong Bus Co Ltd, Cl A	127,500	437
Zhejiang NHU Co Ltd, Cl A	361,969	1,102
		138,740

Colombia — 0.2%
Gran Tierra Energy Inc *	251,274	1,193

Democratic Republic of Congo — 0.3%
Ivanhoe Mines Ltd, Cl A *	278,365	2,152

Egypt — 0.4%
Commercial International Bank - Egypt GDR	2,175,279	3,285

Ghana — 0.1%
Tullow Oil PLC *	4,509,267	861

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Greece — 2.5%
Eurobank Ergasias Services and Holdings SA	1,867,186	$5,750
National Bank of Greece SA	303,936	3,618
OPAP SA	79,360	1,706
Piraeus Financial Holdings SA	1,198,008	7,980
		19,054

Hong Kong — 0.1%
Cowell e Holdings Inc *	345,000	980

Hungary — 0.5%
OTP Bank Nyrt	50,733	3,847
Richter Gedeon Nyrt	12,004	349
		4,196

India — 10.2%
Adani Ports & Special Economic Zone Ltd	47,330	794
Amber Enterprises India Ltd *	5,115	388
Ashoka Buildcon Ltd *	589,845	1,520
Aster DM Healthcare Ltd	141,363	924
Bharat Petroleum Corp Ltd	87,153	325
Bharti Airtel Ltd	144,849	3,147
Brigade Enterprises Ltd	128,755	1,649
BSE Ltd	27,123	850
Canara Bank	594,271	798
Cartrade Tech Ltd *	39,366	715
Ceat Ltd	6,849	303
Cholamandalam Financial Holdings Ltd	83,590	1,825
Coromandel International Ltd	36,194	970
Divi's Laboratories Ltd	7,338	568
Dixon Technologies India Ltd	3,734	642
Exide Industries Ltd	207,761	940
Federal Bank Ltd	1,807,301	4,274
Fortis Healthcare Ltd	17,740	147
Genus Power Infrastructures Ltd	434,498	2,012
HCL Technologies Ltd	113,523	2,173
HDFC Bank Ltd ADR	59,147	4,459
Hindalco Industries Ltd	98,026	727
ICICI Bank Ltd	180,009	3,053
ICICI Bank Ltd ADR	159,049	5,446
Indian Hotels Co Ltd/The, Cl A	12,840	116
Indus Towers Ltd *	127,860	575
Info Edge India Ltd	29,012	484
InterGlobe Aviation Ltd *	16,804	1,049
Jyothy Labs Ltd	247,398	998
Karur Vysya Bank Ltd/The	43,948	114
Kaynes Technology India Ltd *	14,398	1,007
KEC International Ltd	141,243	1,375
Kotak Mahindra Bank Ltd	38,422	933
Krishna Institute of Medical Sciences Ltd *	36,687	293
Lemon Tree Hotels Ltd *	441,117	719
LIC Housing Finance Ltd	77,544	541
Lupin Ltd	33,592	770
Mahanagar Gas Ltd	27,356	424

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mahindra & Mahindra Ltd	42,533	$1,481
Max Healthcare Institute Ltd	24,532	323
Mrs Bectors Food Specialities Ltd	93,877	1,602
Muthoot Finance Ltd	24,505	636
Narayana Hrudayalaya Ltd	140,919	2,871
Natco Pharma Ltd	37,144	383
National Aluminium Co Ltd	164,356	347
Oil & Natural Gas Corp Ltd	174,028	487
ONESOURCE SPECIALTY PHARMA L *	11,854	267
Paradeep Phosphates Ltd	171,050	345
PB Fintech Ltd *	157,667	3,250
Petronet LNG Ltd	467,002	1,679
PG Electroplast Ltd	54,439	491
Phoenix Mills Ltd/The	199,731	3,594
PNB Housing Finance Ltd *	102,201	1,250
Raymond Ltd	59,211	437
Raymond Realty Ltd	59,211	692
REC Ltd	451,149	2,128
Redington Ltd	99,438	301
Reliance Industries Ltd	34,792	579
SAI LIFE SCIENCES LTD *	8,143	72
Shriram Finance Ltd	230,888	1,728
Sobha Ltd	47,740	802
Solar Industries India Ltd	855	161
South Indian Bank Ltd/The	1,144,783	395
Sun Pharmaceutical Industries Ltd	35,216	691
Thermax Ltd	24,025	953
Union Bank of India Ltd	406,322	698
Varun Beverages Ltd	244,058	1,360
		78,050

Indonesia — 3.8%
ADARO ANDALAN INDONESIA PT *	530,075	234
Aneka Tambang Tbk	5,920,700	1,129
Astra International Tbk PT	2,148,200	639
Bank Central Asia Tbk PT	2,370,800	1,368
Bank Mandiri Persero Tbk PT	2,815,100	915
Bank Rakyat Indonesia Persero Tbk PT	21,364,327	5,813
Bank Syariah Indonesia Tbk PT	4,012,200	736
Cisarua Mountain Dairy PT TBK	6,179,200	1,851
First Pacific Co Ltd	7,750,000	5,320
Indofood Sukses Makmur Tbk PT	707,600	341
Medikaloka Hermina Tbk PT	43,140,800	4,080
Pakuwon Jati Tbk PT	89,667,684	2,199
Perusahaan Gas Negara Tbk PT	2,639,900	294
Trimegah Bangun Persada Tbk PT	45,142,039	1,935
Ultrajaya Milk Industry & Trading Co Tbk PT	27,622,400	2,229
		29,083

Israel — 0.7%
Energean PLC	405,434	5,025

Kazakhstan — 2.1%
Air Astana JSC GDR	771,980	4,369
Halyk Savings Bank of Kazakhstan JSC GDR	330,511	7,460

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kaspi.KZ JSC ADR	7,619	$608
NAC Kazatomprom JSC GDR	99,200	3,622
		16,059

Kenya — 0.4%
Equity Group Holdings PLC/Kenya	9,178,063	3,058

Luxembourg — 0.5%
ZABKA GROUP SA *	608,408	3,676

Macao — 0.1%
MGM China Holdings Ltd	647,600	917

Malaysia — 0.2%
99 Speed Mart Retail Holdings Bhd	946,940	461
My EG Services Bhd	1,998,500	432
Sime Darby Bhd	571,000	228
Tenaga Nasional Bhd	155,800	513
		1,634

Mexico — 1.8%
Alsea SAB de CV	334,700	839
Banco del Bajio SA	264,000	685
BBB Foods Inc, Cl A *	38,938	1,124
Fibra Uno Administracion SA de CV ‡	444,400	621
GCC SAB de CV	80,900	754
Gentera SAB de CV	189,600	372
Grupo Aeroportuario del Pacifico SAB de CV, Cl B	63,978	1,469
Grupo Financiero Banorte SAB de CV, Cl O	720,500	6,387
Qualitas Controladora SAB de CV	147,600	1,582
		13,833

Netherlands — 0.2%
SBM Offshore NV	54,009	1,239

New Zealand — 0.1%
a2 Milk Co Ltd/The	120,912	648

Nigeria — 1.7%
Guaranty Trust Holding Co PLC	106,821,640	4,504
SEPLAT Energy PLC	1,968,723	5,636
Zenith Bank PLC	89,481,036	2,759
		12,899

Pakistan — 0.8%
Air Link Communication Ltd	3,199,743	1,773
Bank Alfalah Ltd	8,343,333	2,179
Habib Bank Ltd	3,653,577	1,987
		5,939

Peru — 1.7%
Auna SA, Cl A *	442,896	2,834
Credicorp Ltd	24,106	5,106
Hochschild Mining PLC	1,207,865	4,494
Intercorp Financial Services Inc	22,189	768
		13,202

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Philippines — 2.5%
Ayala Corp	309,759	$3,222
Ayala Land Inc	5,508,500	2,268
Bloomberry Resorts Corp	23,534,000	1,763
Century Pacific Food Inc	2,051,000	1,469
GT Capital Holdings Inc	387,410	3,780
OceanaGold Philippines Inc	13,107,600	3,756
Robinsons Land Corp	14,277,300	3,341
		19,599

Poland — 0.8%
Alior Bank SA	45,486	1,264
Allegro.eu SA *	41,453	381
Budimex SA	3,769	628
DIAGNOSTYKA SA *	16,275	733
KGHM Polska Miedz SA	33,376	1,093
ORLEN SA	33,240	653
Powszechny Zaklad Ubezpieczen SA	68,199	1,114
Warsaw Stock Exchange	48,282	665
		6,531

Russia — 0.0%
LUKOIL PJSC ADR *(A)	68,718	–
Mobile TeleSystems PJSC ADR	556,416	–
Moscow Exchange MICEX-RTS PJSC *	945,410	–
Ozon Holdings PLC ADR *	30,008	–
Sberbank of Russia PJSC ADR (A)	93,380	–
Surgutneftegas PJSC ADR *	416,721	–
		—

Saudi Arabia — 0.7%
Al-Dawaa Medical Services Co	22,725	463
AlKhorayef Water & Power Technologies Co	10,309	378
Arab National Bank	77,101	445
Arabian Internet & Communications Services Co	2,446	172
Bupa Arabia for Cooperative Insurance Co	23,950	1,066
Elm Co	2,474	676
Etihad Etisalat Co	24,423	388
Riyad Bank	80,756	625
Saudi National Bank/The	117,337	1,084
United Electronics Co	17,384	403
		5,700

Singapore — 1.0%
Sea Ltd ADR *	45,671	7,324

Slovenia — 0.9%
Nova Ljubljanska Banka dd GDR	221,268	7,083

South Africa — 3.1%
Absa Group Ltd	329,807	3,168
Capitec Bank Holdings Ltd	7,406	1,413
Foschini Group Ltd/The	69,991	521
Gold Fields Ltd ADR	39,503	909
Growthpoint Properties Ltd ‡	618,703	463

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Impala Platinum Holdings Ltd *	184,775	$1,323
Naspers Ltd, Cl N	45,565	13,038
Nedbank Group Ltd	49,707	703
Northam Platinum Holdings Ltd	71,703	604
Old Mutual Ltd	239,721	155
OUTsurance Group Ltd	312,929	1,316
Sasol Ltd *	87,037	391
		24,004

South Korea — 11.6%
APR Corp/Korea *	11,616	969
BH Co Ltd	18,934	167
BNK Financial Group Inc	189,748	1,519
Classys Inc	40,063	1,652
Cosmax Inc	10,743	1,632
Coupang Inc, Cl A *	66,051	1,853
Coway Co Ltd	61,923	3,982
DB HiTek Co Ltd	9,531	269
DB Insurance Co Ltd	6,752	492
DL E&C Co Ltd	19,026	665
GS Holdings Corp	9,349	295
Hana Financial Group Inc	176,072	9,260
Hankook Tire & Technology Co Ltd	14,731	411
Hanwha Corp	10,886	595
HD Hyundai Marine Solution Co Ltd	19,316	2,511
HD HYUNDAI MIPO	13,183	1,843
HD Korea Shipbuilding & Offshore Engineering Co Ltd	2,558	585
Hugel Inc *	5,826	1,397
Hyundai Engineering & Construction Co Ltd	27,208	1,257
Hyundai Glovis Co Ltd	5,519	453
Hyundai Mobis Co Ltd	5,286	969
Hyundai Motor Co	6,135	822
Hyundai Rotem Co Ltd	55,826	5,909
Kakaopay Corp *	17,421	477
Kangwon Land Inc	27,667	341
Kia Corp	116,292	7,521
KIWOOM Securities Co Ltd	2,884	339
Korea Electric Power Corp	29,687	649
Korea Gas Corp	15,061	450
Korea Investment Holdings Co Ltd	7,302	571
Korean Air Lines Co Ltd	30,114	491
Krafton Inc *	1,103	295
KT Corp	18,446	675
KT Corp ADR	57,294	1,078
KT&G Corp	5,520	480
LG Chem Ltd	8,231	1,174
LG Electronics Inc	61,023	3,139
LIG Nex1 Co Ltd	4,930	1,531
LX INTERNATIONAL CORP	12,379	254
NAVER Corp	5,333	723
NH Investment & Securities Co Ltd	122,534	1,529
PharmaResearch Co Ltd	11,856	3,866
Samsung Electronics Co Ltd	242,270	9,831

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Samsung Securities Co Ltd	10,751	$470
Sanil Electric Co LTD	15,386	746
Shinhan Financial Group Co Ltd	50,174	2,099
SK Hynix Inc	22,633	3,339
SK Square Co Ltd *	73,689	6,095
SK Telecom Co Ltd	7,010	261
Woori Financial Group Inc	58,698	819
Youngone Corp	8,191	360
		89,110

Taiwan — 12.0%
Accton Technology Corp	48,000	1,171
Alltop Technology Co Ltd	127,024	954
Arcadyan Technology Corp	342,285	2,418
Asia Optical Co Inc	68,000	298
Asia Vital Components Co Ltd	97,686	1,961
ASPEED Technology Inc	10,112	1,310
Asustek Computer Inc	31,000	637
Bizlink Holding Inc	82,000	1,722
CTBC Financial Holding Co Ltd	3,829,000	5,169
Elan Microelectronics Corp	307,000	1,395
Elite Material Co Ltd	111,522	2,739
Eva Airways Corp	710,000	959
Evergreen Aviation Technologies Corp	177,000	664
Evergreen Marine Corp Taiwan Ltd	154,800	1,251
Gold Circuit Electronics Ltd	273,344	2,326
Hon Hai Precision Industry Co Ltd	278,912	1,420
International Games System Co Ltd	21,000	585
Johnson Health Tech Co Ltd	215,386	1,054
King Slide Works Co Ltd	24,153	1,619
King Yuan Electronics Co Ltd	385,000	1,220
Macronix International Co Ltd	1,250,000	884
MediaTek Inc	78,639	3,229
Micro-Star International Co Ltd	381,000	1,788
Pou Chen Corp	379,000	391
Quanta Computer Inc	58,000	513
Radiant Opto-Electronics Corp	4,000	20
Simplo Technology Co Ltd	4,000	50
Sports Gear Co Ltd	158,000	612
Taiwan Paiho Ltd	274,000	527
Taiwan Semiconductor Manufacturing Co Ltd	1,474,000	47,012
Taiwan Semiconductor Manufacturing Co Ltd ADR	12,654	2,446
Taiwan Surface Mounting Technology Corp	100,000	361
Universal Microwave Technology Inc	69,000	760
Voltronic Power Technology Corp	15,950	711
Wistron Corp	237,000	903
Wiwynn Corp	11,000	865
		91,944

Thailand — 1.0%
Charoen Pokphand Foods PCL	600,900	448
Com7 PCL, Cl F	580,800	352

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fabrinet *	1,140	$265
Kasikornbank PCL NVDR	1,020,500	4,787
Muangthai Capital PCL NVDR	543,900	690
NSL Foods PCL NVDR	1,116,400	1,053
Sansiri PCL	2,168,800	88
		7,683

Turkey — 0.6%
AG Anadolu Grubu Holding AS, Cl A	50,349	329
Dogus Otomotiv Servis ve Ticaret AS	60,423	267
Enka Insaat ve Sanayi AS	237,274	365
Haci Omer Sabanci Holding AS	974,797	1,921
Migros Ticaret AS	11,877	144
Pegasus Hava Tasimaciligi AS *	46,316	285
Turk Hava Yollari AO *	86,384	602
Ulker Biskuvi Sanayi AS *	342,855	923
		4,836

United Arab Emirates — 2.8%
Abu Dhabi Commercial Bank PJSC	149,921	493
Aldar Properties PJSC	335,687	759
Alef Education Holding PLC	8,790,001	2,395
Emaar Development PJSC	1,251,907	4,565
Emaar Properties PJSC	3,024,663	10,831
Emirates Telecommunications Group Co PJSC	64,472	302
Presight AI Holding PLC *	1,887,539	1,319
TALABAT HOLDING PLC	1,324,715	520
		21,184

United Kingdom — 0.1%
Anglogold Ashanti PLC	11,634	501

United States — 0.2%
Cognizant Technology Solutions Corp, Cl A	5,504	446
JBS S/A	182,800	1,279
		1,725

Vietnam — 2.3%
Masan Group Corp *	910,300	2,166
Military Commercial Joint Stock Bank	7,378,091	6,897
Vietnam Technological & Commercial Joint Stock Bank	3,308,440	3,868
Vinhomes JSC *	1,574,500	4,686
		17,617

Zambia — 0.6%
First Quantum Minerals Ltd *	302,687	4,476

Total Common Stock
(Cost $598,003) ($ Thousands)		730,587

PREFERRED STOCK — 1.5%
Brazil — 0.2%
Bradespar SA (B)	199,300	545

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Marcopolo SA (B)	807,500	$1,022
		1,567

Colombia — 0.1%
Banco Davivienda SA *(B)	215,784	1,187

South Korea — 1.2%
Hyundai Motor Co (B)	32,970	3,526
LG Chem Ltd (B)	5,906	418
LG Electronics Inc (B)	25,035	661
Samsung Electronics Co Ltd (B)	139,708	4,656
		9,261

Total Preferred Stock
(Cost $16,372) ($ Thousands)		12,015

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	10,577,088	10,577
Total Cash Equivalent
(Cost $10,577) ($ Thousands)		10,577
Total Investments in Securities — 98.1%
(Cost $624,952) ($ Thousands)		$753,179

A list of the open futures contracts held by the Fund at May 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
MSCI Emerging Markets	180	Jun-2025	$10,530	$10,344	$(186)

Percentages are based on Net Assets of $767,426 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	No interest rate available.

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	125,272	605,315	–	^	730,587
Preferred Stock	12,015	–	–		12,015
Cash Equivalent	10,577	–	–		10,577
Total Investments in Securities	147,864	605,315	–		753,179

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(186)	–	–	(186)
Total Other Financial Instruments	(186)	–	–	(186)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^This category includes securities with a value of $—.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Emerging Markets Equity Fund (Concluded)

The following is a summary of Fund's transactions with affiliates for the year ended May 31, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institution Class	$7,016	$150,750	$(147,189)	$—	$—	$10,577	$603	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Opportunistic Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS — 31.9%
Aerospace & Defense — 0.5%
Cobham Ultra SeniorCo SARL, Facility B (USD), 1st Lien
8.427%, CME Term SOFR + 3.750%, 08/03/2029 (A)	$748	$740
Kaman Corporation, Initial Term Loan
7.030%, CME Term SOFR + 2.750%, 02/26/2032 (A)	224	222
7.025%, 02/26/2032	224	223
TransDigm Inc., New Tranche J Term Loan, 1st Lien
6.799%, CME Term SOFR + 2.500%, 02/28/2031 (A)	179	179
TransDigm Inc., Tranche K Term Loan, 1st Lien
7.049%, CME Term SOFR + 2.750%, 03/22/2030 (A)	518	519
		1,883

Air Transport — 0.2%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), 2025 Replacement Term Loan, 1st Lien
6.522%, CME Term SOFR + 2.250%, 04/20/2028 (A)	775	766

Automotive — 1.0%
American Auto Auction Group, LLC, 2024 Refinancing Term Loan, 1st Lien
8.799%, 12/30/2027	318	317
Autokiniton US Holdings, Inc., 2024 Replacement Term B Loan
8.441%, 04/06/2028	244	235
Belron Finance 2019 LLC, 2031 Dollar Incremental Term Loan, 1st Lien
7.049%, CME Term SOFR + 2.750%, 10/16/2031 (A)	608	610
Clarios Global LP, Amendment No. 5 Dollar Term Loan, 1st Lien
6.827%, CME Term SOFR + 2.500%, 05/06/2030 (A)	896	890
LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Term B-1 Loan, 1st Lien
6.833%, CME Term SOFR + 2.500%, 04/23/2031 (A)	869	863
6.833%, CME Term SOFR + 2.500%, 04/23/2031 (A)	102	101
RealTruck Group, Inc., Second Amendment Incremental Term Loan, 1st Lien
9.441%, CME Term SOFR + 5.000%, 01/31/2028 (A)	115	111

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Wand Newco 3, Inc., Tranche B-2 Term Loan, 1st Lien
6.827%, CME Term SOFR + 2.750%, 01/30/2031 (A)	$837	$829
		3,956

Broadcasting and Entertainment — 0.1%
Telenet Financing USD LLC, Term Loan AR Facility, 1st Lien
6.443%, 04/30/2028 (A)(B)	375	366

Building & Development — 1.0%
ArchKey Holdings Inc., TLB
9.033%, 11/01/2031	466	467
Artera Services, LLC, Tranche C Term Loan, 1st Lien
8.799%, CME Term SOFR + 4.500%, 02/15/2031 (A)	432	375
CP Atlas Buyer, Inc., Term B Loan, 1st Lien
8.177%, CME Term SOFR + 3.750%, 11/23/2027 (A)	251	238
Forest City Enterprises, L.P., Replacement Term Loan, 1st Lien
7.941%, CME Term SOFR + 3.500%, 12/08/2025 (A)	833	806
Gulfside Supply, Inc., Initial Term Loan, 1st Lien
7.299%, CME Term SOFR + 3.000%, 06/17/2031 (A)	275	275
Kodiak BP, LLC, Initial Term Loan, 1st Lien
8.035%, CME Term SOFR + 3.750%, 12/04/2031 (A)	376	356
8.035%, CME Term SOFR + 3.750%, 12/04/2031 (A)	1	1
Quikrete Holdings, Inc., Tranche B-3 Term Loan, 1st Lien
6.577%, CME Term SOFR + 2.250%, 02/10/2032 (A)	505	502
Specialty Building Products Holdings, LLC, Initial Term Loan, 1st Lien
8.177%, CME Term SOFR + 3.750%, 10/15/2028 (A)	155	145
Wrench Group LLC, Initial Term Loan, 1st Lien
8.561%, CME Term SOFR + 4.000%, 10/30/2028 (A)	730	718
		3,883

Business Equipment & Services — 5.6%
Access CIG, LLC, 2023 Refinancing Term Loan, 1st Lien
8.381%, CME Term SOFR + 4.250%, 08/18/2028 (A)	1,154	1,155

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
AlixPartners LLP, Initial Dollar Term Loan, 1st Lien
6.941%, 02/04/2028	$966	$967
AmSpec Parent, LLC, Closing Date Term Loan, 1st Lien
8.549%, CME Term SOFR + 4.250%, 12/22/2031 (A)(B)(C)	260	261
AmSpec Parent, LLC, Delayed Draw Term Loan, 1st Lien
1.000%, 12/22/2031 (B)(C)	40	40
Apple Bidco, LLC, Amendment No. 5 Term Loan, 1st Lien
6.827%, CME Term SOFR + 2.500%, 09/23/2031 (A)	379	377
Ascensus Group Holdings, Inc., Amendment No.4 Replacement Term Loan, 1st Lien
7.327%, CME Term SOFR + 3.000%, 08/02/2028 (A)(B)	793	790
Asplundh Tree Expert, LLC, 2024 Incremental Term Loan, 1st Lien
6.077%, CME Term SOFR + 1.750%, 05/23/2031 (A)	471	472
Bach Finance Limited, Eleventh Amendment Dollar Term Loan, 1st Lien
7.583%, CME Term SOFR + 3.250%, 01/09/2032 (A)	601	602
Boost Newco Borrower, LLC, USD Term B-2 Loan, 1st Lien
6.299%, CME Term SOFR + 2.000%, 01/31/2031 (A)	554	554
BW Holding, Inc., Initial Term Loan, 1st Lien
8.483%, CME Term SOFR + 4.000%, 12/14/2028 (A)	775	543
Chart Industries, Amendment No. 7 Term Loan
6.788%, 03/15/2030	435	436
Corporation Service Company, Initial Tranche B USD Term Loan, 1st Lien
6.327%, CME Term SOFR + 2.000%, 11/02/2029 (A)	221	221
Cotiviti, Inc., Term Loan
7.074%, CME Term SOFR + 2.750%, 03/26/2032 (A)	322	319
DTI Holdco, Inc., 2025 Refinancing Term Loan, 1st Lien
8.327%, CME Term SOFR + 4.000%, 04/26/2029 (A)(B)	190	190
Ensono, Inc., Initial Term Loan, 1st Lien
8.441%, CME Term SOFR + 4.000%, 05/26/2028 (A)	1,050	1,047
Examworks Bidco Inc., Initial Term Loan, 1st Lien
7.077%, CME Term SOFR + 2.750%, 11/01/2028 (A)	1,379	1,380

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Grant Thornton Advisors LLC, 2025 Incremental Term Loan, 1st Lien
7.077%, CME Term SOFR + 2.750%, 06/02/2031 (A)	$1,037	$1,032
Leia Finco US LLC, Initial Term Loan, 1st Lien
7.458%, CME Term SOFR + 3.250%, 10/09/2031 (A)	800	799
Lernen Bidco Limited, Facility B2 (USD), 1st Lien
8.290%, SOFR + 4.000%, 10/27/2031 (A)	349	350
Medline Borrower, LP, Third Amendment Incremental Term Loan, 1st Lien
6.577%, CME Term SOFR + 2.250%, 10/23/2028 (A)	880	879
Mermaid Bidco Inc., Facility B (USD)
7.510%, CME Term SOFR + 3.250%, 07/03/2031 (A)	270	270
OMNIA Partners, LLC , Initial Term Loan (2024), 1st Lien
7.033%, CME Term SOFR + 2.750%, 07/25/2030 (A)	209	209
Orbit Private Holdings I Ltd, 2025 Incremental Term Loan, 1st Lien
8.035%, CME Term SOFR + 3.750%, 12/11/2028 (A)(B)(C)	172	173
Osmosis Buyer Limited, 2025 Refinancing Term B Loan, 1st Lien
7.323%, CME Term SOFR + 3.000%, 07/31/2028 (A)	1,238	1,230
Project Castle Inc., Initial Term Loan, 1st Lien
9.716%, CME Term SOFR + 5.500%, 06/01/2029 (A)	36	30
Project Castle, Inc., Initial Term Loan, 1st Lien
9.716%, CME Term SOFR + 5.500%, 06/01/2029 (A)	767	640
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2024 Term Loan, 1st Lien
7.327%, CME Term SOFR + 3.000%, 07/31/2031 (A)	1,140	1,141
Service Logic Acquisition, Inc., Amendment No. 8 Refinancing Term Loan
7.280%, CME Term SOFR + 3.000%, 10/29/2027 (A)(C)	1,164	1,162
7.280%, CME Term SOFR + 3.000%, 10/29/2027 (A)(C)	3	3
Sharp Services, LLC, Tranche D Term Loan, 1st Lien
7.549%, CME Term SOFR + 3.250%, 12/31/2028 (A)	1,004	1,006

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Tempo Acquisition, LLC, Seventh Incremental Term Loan, 1st Lien
6.077%, CME Term SOFR + 1.750%, 08/31/2028 (A)	$464	$461
Trans Union LLC, 2024 Refinancing Term B-9 Loan
6.072%, 06/24/2031	1,147	1,146
United Talent Agency, LLC, 2024 Refinancing Term Loan, 1st Lien
8.075%, CME Term SOFR + 3.750%, 07/07/2028 (A)(C)	1,059	1,059
University Support Services LLC, 2021 Term Loan, 1st Lien
7.063%, 02/10/2029	407	401
VeriFone Systems, Inc., 2025-1 Term Loan
10.211%, 08/18/2028	532	484
Waystar Technologies, Inc., New Term Loan Facility, 1st Lien
6.577%, CME Term SOFR + 2.250%, 10/22/2029 (A)	581	581
WEX Inc., Term B-2 Loan, 1st Lien
6.077%, CME Term SOFR + 1.750%, 03/31/2028 (A)(B)	187	187
		22,597

Cable & Satellite Television — 1.1%
Creative Artists Agency, LLC, 2024 Refinancing Term Loan, 1st Lien
7.077%, CME Term SOFR + 2.750%, 10/01/2031 (A)	929	929
E.W. Scripps Company, The, Tranche B-2 Term Loan
10.197%, 06/30/2028	353	336
Endeavor Group Holdings, Inc., Term Loan B
7.327%, CME Term SOFR + 3.000%, 03/24/2032 (A)(B)	630	628
Gray Television Inc., Term D Loan, 1st Lien
7.439%, 12/01/2028	80	77
Gray Television, Inc., Term F Loan, 1st Lien
9.574%, CME Term SOFR + 5.250%, 06/04/2029 (A)	258	257
NEP Group, Inc., Extended Initial Dollar Term Loan, 1st Lien
9.344%, CME Term SOFR + 4.750%, 08/19/2026 (A)	1,233	1,115
Virgin Media Bristol LLC, Facility Y, 1st Lien
7.373%, CME Term SOFR + 3.175%, 03/31/2031 (A)	350	344
Virgin Media Bristol LLC, N Facility, 1st Lien
6.943%, CME Term SOFR + 2.500%, 01/31/2028 (A)	646	635
		4,321

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Chemicals & Plastics — 0.9%
Aruba Investments Holdings, LLC, Initial Dollar Term Loan, 1st Lien
8.427%, CME Term SOFR + 4.000%, 11/24/2027 (A)	$49	$48
Aruba Investments Holdings, LLC, Initial Term Loan, 2nd Lien
12.177%, CME Term SOFR + 7.750%, 11/24/2028 (A)	74	69
Flexsys Cayman Holdings, LP, First Out Term Loan
0.000%, 08/01/2029 (B)(C)(D)	406	405
Flexsys Holdings, Inc., Initial Term Loan Retired 05/28/2025, 1st Lien
9.811%, CME Term SOFR + 5.250%, 11/01/2028 (A)	564	289
Herens Holdco SARL, Facility B
8.324%, 07/03/2028 (A)(B)	525	498
LTI Holdings, Inc., 2024 Term Loan, 1st Lien
8.577%, CME Term SOFR + 4.250%, 07/19/2029 (A)	519	516
SCIH Salt Holdings Inc., Incremental Term B-1 Loan, 1st Lien
7.280%, CME Term SOFR + 3.000%, 01/31/2029 (A)(B)	998	994
USALCO, LLC, Delayed Draw Term Loan, 1st Lien
1.000%, 09/30/2031 (B)	33	33
USALCO, LLC, Initial Term Loan, 1st Lien
8.299%, CME Term SOFR + 4.000%, 09/30/2031 (A)(B)	317	318
Wilsonart LLC, Initial Term Loan, 1st Lien
8.549%, CME Term SOFR + 4.250%, 08/05/2031 (A)	366	353
		3,523

Conglomerates — 0.3%
Ensemble RCM, LLC, Term B Loan, 1st Lien
7.280%, CME Term SOFR + 3.000%, 08/01/2029 (A)	1,085	1,086

Containers & Glass Products — 0.9%
Anchor Packaging, LLC, Amendment No.5 Term Loan, 1st Lien
7.575%, CME Term SOFR + 3.250%, 07/18/2029 (A)	497	499
Charter Next Generation, Inc. , 2024 Replacement Term Loan, 1st Lien
7.093%, CME Term SOFR + 3.000%, 11/29/2030 (A)	636	637
Pregis TopCo LLC, Tenth Amendment Term Loan, 1st Lien
8.327%, CME Term SOFR + 4.000%, 02/01/2029 (A)	1,178	1,179

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Pretium PKG Holdings, Inc., Initial Third Amendment Tranche A-1 Term Loan, 1st Lien
8.860%, CME Term SOFR + 3.899%, 10/02/2028 (A)	$484	$253
Ranpak Corp., Initial Dutch Borrower Term Loan, 1st Lien
8.799%, 12/19/2031	121	120
Ranpak Corp., Initial U.S. Borrower Term Loan, 1st Lien
8.799%, 12/19/2031	189	188
Trident TPI Holdings, Inc., Tranche B-7 Initial Term Loan, 1st Lien
8.049%, CME Term SOFR + 3.750%, 09/15/2028 (A)	736	711
		3,587

Ecological Services & Equipment — 0.4%
Enstall Group B.V., Initial Term Loan, 1st Lien
9.561%, CME Term SOFR + 5.000%, 08/30/2028 (A)(C)	170	125
GFL Environmental Services Inc., Term Loan
6.819%, CME Term SOFR + 2.500%, 03/03/2032 (A)	534	532
Pasadena Performance Products, LLC, Term B Loan
7.752%, 02/27/2032	505	504
WIN Waste Innovations Holdings Inc., Initial Term Loan, 1st Lien
7.191%, CME Term SOFR + 2.750%, 03/24/2028 (A)	489	484
		1,645

Electronics/Electrical — 4.9%
Applied Systems, Inc., Tranche B-1 Term Loan, 1st Lien
7.049%, CME Term SOFR + 2.750%, 02/24/2031 (A)	862	865
athenahealth Group Inc., Initial Term Loan, 1st Lien
7.327%, CME Term SOFR + 3.000%, 02/15/2029 (A)	519	517
Bending Spoons US Inc., Term Loan B
9.536%, CME Term SOFR + 5.250%, 03/07/2031 (A)	685	685
Central Parent LLC, 2024 Refinancing Term Loan, 1st Lien
7.549%, CME Term SOFR + 3.250%, 07/06/2029 (A)	541	481
Cloud Software Group, Inc., Seventh Amendment Tranche B-1 Term Loan, 1st Lien
7.799%, CME Term SOFR + 3.500%, 03/29/2029 (A)	839	837

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Cloud Software Group, Inc., Sixth Amendment Term Loan, 1st Lien
8.049%, CME Term SOFR + 3.750%, 03/21/2031 (A)	$343	$342
ConnectWise, LLC, Initial Term Loan, 1st Lien
8.061%, CME Term SOFR + 3.500%, 09/29/2028 (A)	605	606
Conservice Midco, LLC, Initial Term Loan
7.327%, 05/13/2030	399	399
Databricks, Inc., Initial Closing Date Term Loan
8.829%, 01/03/2031 (C)	332	334
Delta Topco, Inc., Second Amendment Refinancing Term Loan, 2nd Lien
9.569%, CME Term SOFR + 5.250%, 11/29/2030 (A)	277	276
Ellucian Holdings Inc., Initial Term Loan, 1st Lien
7.327%, CME Term SOFR + 3.000%, 10/09/2029 (A)	619	619
Ellucian Holdings Inc., Initial Term Loan, 2nd Lien
9.077%, CME Term SOFR + 4.750%, 11/22/2032 (A)	301	304
Epicor Software Corporation, Term F Loan, 1st Lien
7.077%, CME Term SOFR + 2.750%, 05/30/2031 (A)	931	933
Evercommerce Solutions Inc., Term Loan, 1st Lien
6.827%, 07/06/2028 (A)(B)	335	335
Idemia Group S.A.S, Facility B5 (USD)
8.549%, 09/30/2028	494	494
Idemia Group S.A.S. Facility B5 (USD)
8.549%, 09/30/2028	76	76
Imprivata, Inc., 2024 Refinancing Term Loan, 1st Lien
7.780%, CME Term SOFR + 3.500%, 12/01/2027 (A)	605	606
Informatica LLC, Term B Loan
6.577%, 10/27/2028	210	211
Inmar, Inc., Initial Term Loan, 1st Lien
9.299%, CME Term SOFR + 5.000%, 10/30/2031 (A)	139	140
7.327%, CME Term SOFR + 5.000%, 10/30/2031 (A)	171	171
Level 3 Financing, Inc., Term B-3 Refinancing Loan, 1st Lien
8.577%, CME Term SOFR + 4.250%, 03/27/2032 (A)	280	281

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
McAfee Corp., Second Amendment Tranche B-1 Term Loan, 1st Lien
7.329%, CME Term SOFR + 3.000%, 03/01/2029 (A)	$279	$268
MH Sub I, LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, 1st Lien
8.572%, CME Term SOFR + 4.250%, 05/03/2028 (A)(B)	163	156
MH Sub I, LLC (Micro Holding Corp.), 2024 December New Term Loan, 1st Lien
8.577%, CME Term SOFR + 4.250%, 12/31/2031 (A)(B)	237	216
Mitnick Corporate Purchaser, Inc., Initial Term Loan, 1st Lien
8.880%, CME Term SOFR + 4.500%, 05/02/2029 (A)	329	219
Motus Group, LLC, Initial Term Loan, 1st Lien
8.049%, CME Term SOFR + 3.750%, 12/11/2028 (A)(B)	881	877
Planview Parent, Inc., 2024-B Incremental Term Loan, 1st Lien
7.799%, CME Term SOFR + 3.500%, 12/17/2027 (A)	997	942
PointClickCare Technologies Inc., 2024-1 Term Loan, 1st Lien
7.549%, CME Term SOFR + 3.250%, 11/03/2031 (A)	847	848
Polaris Newco LLC, Dollar Term Loan, 1st Lien
8.291%, CME Term SOFR + 4.000%, 06/02/2028 (A)	216	209
Project Alpha Intermediate Holding, Inc., Second Amendment Refinancing Term Loan, 1st Lien
7.549%, CME Term SOFR + 3.250%, 10/26/2030 (A)	305	305
Project Boost Purchaser, LLC, Initial Term Loan, 1st Lien
7.299%, CME Term SOFR + 3.000%, 07/16/2031 (A)	787	786
Project Ruby Ultimate Parent Corp., Incremental Term B-4 Loan, 1st Lien
7.441%, CME Term SOFR + 3.000%, 03/10/2028 (A)	723	724
Proofpoint, Inc., 2024 Refinancing Term Loan, 1st Lien
7.327%, CME Term SOFR + 3.000%, 08/31/2028 (A)	1,072	1,071
Pushpay USA Inc., Term Loan
8.299%, 08/15/2031 (C)	291	290

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Quartz Holding Company, Term Loan, 1st Lien
7.577%, CME Term SOFR + 3.500%, 10/02/2028 (A)(C)	$597	$592
Quest Software US Holdings Inc., Initial Term Loan, 1st Lien
8.680%, CME Term SOFR + 4.250%, 02/01/2029 (A)	1,014	518
Rocket Software, Inc., Extended Dollar Term Loan, 1st Lien
8.577%, CME Term SOFR + 4.250%, 11/28/2028 (A)	147	147
SS&C Technologies Holdings, Inc., Term B-8 Loan, 1st Lien
6.327%, CME Term SOFR + 2.000%, 05/09/2031 (A)	938	941
Zelis Cost Management Buyer, Inc., Term B-2 Loan, 1st Lien
7.077%, CME Term SOFR + 2.750%, 09/28/2029 (A)	899	891
Zodiac Purchaser, LLC, Term Loan
7.827%, CME Term SOFR + 3.500%, 02/14/2032 (A)(B)	342	341
		19,853

Financial Intermediaries — 2.8%
AssuredPartners, Inc, 2024 Term Loan, 1st Lien
7.827%, CME Term SOFR + 3.500%, 02/14/2031 (A)(B)	1,095	1,096
BCP Renaissance Parent L.L.C., Initial Term B-6 Loan, 1st Lien
7.299%, CME Term SOFR + 3.000%, 10/31/2028 (A)	289	289
Brown Group Holding LLC, Incremental Term B-2 Facility, 1st Lien
8.343%, CME Term SOFR + 3.750%, 07/02/2029 (A)	30	30
Brown Group Holding, LLC, Initial Term Loan, 1st Lien
6.827%, CME Term SOFR + 2.500%, 07/01/2031 (A)	127	126
Cogentrix Finance Holdco I, LLC, Term Loan
7.077%, CME Term SOFR + 2.750%, 02/26/2032 (A)	400	401
Cornerstone Generation, LLC, Term Loan B
0.000%, 10/28/2031 (A)(B)(D)	379	381
CPI Holdco B, LLC, First Amendment Incremental Term Loan, 1st Lien
6.577%, CME Term SOFR + 2.250%, 05/17/2031 (A)	460	459

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
CPPIB OVM Member U.S. LLC, Initial Term Loan, 1st Lien
7.049%, CME Term SOFR + 2.750%, 08/20/2031 (A)(B)	$500	$497
Edelman Financial Engines Center, LLC, The, 2024 Refinancing Term Loan, 2nd Lien
9.577%, CME Term SOFR + 5.250%, 10/06/2028 (A)	484	482
Edelman Financial Engines Center, LLC, The, 2024-2 Refinancing Term Loan, 1st Lien
7.327%, CME Term SOFR + 3.000%, 04/07/2028 (A)	261	260
Focus Financial Partners, LLC, Tranche B Incremental Term Loan, 1st Lien
7.077%, CME Term SOFR + 2.750%, 09/15/2031 (A)(B)	549	545
Goat Holdco, LLC, Term Loan B
7.329%, 01/27/2032	750	747
HighTower Holding, LLC, Initial Term Loan, 1st Lien
7.260%, CME Term SOFR + 3.000%, 02/03/2032 (A)(C)	738	736
Horizon Midco 2 Limited, Term B Loan
9.030%, CME Term SOFR + 4.250%, 10/31/2031 (A)(B)	72	67
9.027%, CME Term SOFR + 4.250%, 10/31/2031 (A)(B)	150	139
Icon Parent I Inc., Initial Term Loan, 2nd Lien
9.205%, CME Term SOFR + 5.000%, 11/12/2032 (A)	150	150
Madison IAQ LLC, Initial Term Loan, 1st Lien
6.762%, CME Term SOFR + 2.500%, 06/21/2028 (A)	700	699
Modena Buyer LLC, Initial Term Loan, 1st Lien
8.780%, CME Term SOFR + 4.500%, 07/01/2031 (A)	525	509
Opal Bidco SAS, Facility B2, 1st Lien
7.435%, CME Term SOFR + 3.250%, 04/28/2032 (A)(B)	796	796
PEX Holdings LLC, Term Loan, 1st Lien
6.967%, CME Term SOFR + 2.750%, 11/26/2031 (A)	250	249
Quirch Foods Holdings, LLC, 2022-1 Incremental Term Loan, 1st Lien
9.574%, CME Term SOFR + 5.000%, 10/27/2027 (A)	737	688
Raven Acquisition Holdings, LLC, Initial Term Loan, 1st Lien
7.577%, CME Term SOFR + 3.250%, 11/19/2031 (A)	327	326

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Rohm Holding GmbH, Facility B (USD), 1st Lien
9.665%, CME Term SOFR + 5.000%, 07/31/2026 (A)(C)	$195	$193
9.665%, CME Term SOFR + 5.000%, 07/31/2026 (A)(C)	219	217
Spring Education Group, Inc., Initial Term Loan
8.299%, CME Term SOFR + 4.500%, 10/04/2030 (A)	672	674
Victory Buyer LLC, Initial Term Loan, 1st Lien
8.191%, CME Term SOFR + 3.750%, 11/19/2028 (A)	779	767
		11,523

Food Service — 1.2%
8th Avenue Food & Provisions, Inc., 2021 Incremental Term Loan, 1st Lien
9.191%, 10/01/2025 (A)	822	796
8th Avenue Food & Provisions, Inc., Term Loan, 1st Lien
8.191%, CME Term SOFR + 3.750%, 10/01/2025 (A)(B)	65	63
Aramark Intermediate HoldCo Corporation, U.S. Term B-8 Loan, 1st Lien
6.327%, CME Term SOFR + 2.000%, 06/22/2030 (A)	892	892
Chobani, LLC, 2025 New Term Loan, 1st Lien
6.827%, CME Term SOFR + 2.500%, 10/25/2027 (A)(B)	909	911
Froneri International Limited, Facility B4, 1st Lien
6.237%, CME Term SOFR + 2.000%, 09/30/2031 (A)	319	318
6.237%, CME Term SOFR + 2.000%, 09/30/2031 (A)	410	409
Golden State Foods LLC, Initial Term Loan, 1st Lien
8.593%, CME Term SOFR + 4.250%, 12/04/2031 (A)	384	386
IRB Holding Corp., 2024 Second Replacement Term B Loan, 1st Lien
6.827%, CME Term SOFR + 2.500%, 12/15/2027 (A)	947	945
Red SPV, LLC, Initial Term Loan, 1st Lien
6.575%, CME Term SOFR + 2.250%, 03/15/2032 (A)(C)	335	335
		5,055

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Food/Drug Retailers — 0.1%
Eagle Parent Corp., Initial Term Loan, 1st Lien
8.549%, CME Term SOFR + 4.250%, 04/02/2029 (A)(B)	$633	$615
		615

Health Care — 3.2%
1261229 B.C. Ltd., Term Loan B, 1st Lien
10.587%, CME Term SOFR + 6.250%, 10/08/2030 (A)	320	303
Barentz Midco B.V., Term Loan B
7.649%, CME Term SOFR + 3.250%, 03/03/2031 (A)	605	603
Bausch + Lomb Corp., First Incremental Term Loan
8.327%, CME Term SOFR + 4.000%, 09/29/2028 (A)	310	309
Bausch + Lomb Corp., Initial Term Loan, 1st Lien
7.679%, 05/10/2027 (A)	608	606
Bracket Intermediate Holding Corp., 2024 Term Loan, 1st Lien
8.549%, CME Term SOFR + 4.250%, 05/08/2028 (A)	1,269	1,270
Charlotte Buyer, Inc., Second Refinancing Term Loan, 1st Lien
8.583%, CME Term SOFR + 4.250%, 02/11/2028 (A)	419	419
CNT Holdings I Corp, 2025 Replacement Term Loan, 1st Lien
6.780%, CME Term SOFR + 2.500%, 11/08/2032 (A)	790	789
Concentra Health Services, Inc., Tranche B-1 Term Loan, 1st Lien
6.327%, CME Term SOFR + 2.000%, 07/26/2031 (A)(C)	65	65
Confluent Medical Technologies, Inc.
7.549%, CME Term SOFR + 5.250%, 02/16/2029 (A)	921	920
Fortrea Holdings Inc., Initial Term B Loan, 1st Lien
8.077%, CME Term SOFR + 3.750%, 07/01/2030 (A)	81	71
Gainwell Acquisition Corp., Term B Loan, 1st Lien
8.399%, CME Term SOFR + 4.000%, 10/01/2027 (A)	139	133
Gainwell Acquisition Corp., Term B Loan, 2nd Lien
12.385%, CME Term SOFR + 8.000%, 10/02/2028 (A)(C)	265	217

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Global Medical Response, Inc., 2024 Extended Term Loan, 1st Lien
9.829%, CME Term SOFR + 4.750%, 10/31/2028 (A)	$1,179	$1,180
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
6.483%, CME Term SOFR + 2.000%, 11/15/2027 (A)	204	203
ICU Medical, Inc., Tranche B Term Loan, 1st Lien
6.949%, CME Term SOFR + 2.500%, 01/08/2029 (A)	533	532
Mamba Purchaser, Inc., Refinanced Term Loan, 1st Lien
7.077%, 10/16/2028	944	942
Maravai Intermediate Holdings, LLC, Tranche B Term Loan, 1st Lien
7.270%, CME Term SOFR + 3.000%, 10/19/2027 (A)	576	554
Option Care Health, Inc., 2021 Refinancing Term Loan, 1st Lien
6.577%, CME Term SOFR + 2.250%, 10/27/2028 (A)	927	931
Parexel International, Inc., Sixth Amendment Term Loan, 1st Lien
6.827%, CME Term SOFR + 2.500%, 11/15/2028 (A)(B)	544	544
Radnet Management, Inc., 2024 Refinancing Term Loan, 1st Lien
6.580%, CME Term SOFR + 2.250%, 04/18/2031 (A)	635	635
Select Medical Corporation, Tranche B-2 Loan, 1st Lien
6.327%, CME Term SOFR + 2.000%, 12/03/2031 (A)	46	46
Surgery Center Holdings, Inc., 2024 Refinancing Term Loan, 1st Lien
7.079%, CME Term SOFR + 2.750%, 12/19/2030 (A)	616	617
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
9.530%, CME Term SOFR + 5.250%, 03/02/2027 (A)	519	516
TEAM Services Group, LLC, Incremental Term Loan, 1st Lien
9.530%, 12/20/2027 (C)	224	223
WCG Intermediate Corp., 2025 Refinancing Term Loan, 1st Lien
7.327%, CME Term SOFR + 3.000%, 02/25/2032 (A)	415	409
		13,037

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Home Furnishings — 0.1%
Weber-Stephen Products LLC, Initial Term B Loan
7.691%, 10/30/2027 (A)	$460	$456

Industrial Equipment — 0.8%
Alliance Laundry Systems LLC, Initial Term B Loan, 1st Lien
7.077%, CME Term SOFR + 2.750%, 08/19/2031 (A)	488	488
JBT Marel Corporation, Initial Term Loan, 1st Lien
6.427%, CME Term SOFR + 2.000%, 01/02/2032 (A)	69	69
6.427%, CME Term SOFR + 2.250%, 01/02/2032 (A)	241	242
Madison IAQ LLC, 2025 Incremental Term Loan, 1st Lien
7.510%, CME Term SOFR + 3.250%, 05/06/2032 (A)	110	110
Star US Bidco LLC, Fifth Amendment Refinancing Term Loan, 1st Lien
8.077%, CME Term SOFR + 3.750%, 03/17/2027 (A)(B)	671	669
TerraForm Power Operating LLC, Term Loan, 1st Lien
6.299%, 05/21/2029 (A)(C)	390	384
TMK Hawk Parent, Corp., Initial Tranche B Loan
9.579%, 06/30/2029	559	335
TMK Hawk Parent, Corp., Term Loan (PIK), 1st Lien
11.000%, 12/15/2031 (C)	18	18
WEC US Holdings Ltd., Initial Term Loan, 1st Lien
6.574%, CME Term SOFR + 2.250%, 01/27/2031 (A)	1,012	1,010
		3,325

Insurance — 1.2%
Acrisure, LLC, 2024 Repricing Term B-1 Loan, 1st Lien
7.077%, CME Term SOFR + 2.750%, 02/13/2027 (A)	881	879
Alera Group, Inc., Term Loan
7.577%, CME Term SOFR + 3.250%, 05/30/2032 (A)(B)	415	415
Alliant Holdings Intermediate, LLC, Initial Term Loan, 1st Lien
7.075%, CME Term SOFR + 2.750%, 09/19/2031 (A)	497	495

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
AmWINS Group, Inc., Initial Term Loan, 1st Lien
6.577%, CME Term SOFR + 2.250%, 01/30/2032 (A)	$813	$812
Asurion, LLC, New B-8 Term Loan, 1st Lien
7.691%, CME Term SOFR + 3.250%, 12/23/2026 (A)	651	650
Broadstreet Partners, Inc., 2024 Term B Loan, 1st Lien
7.327%, CME Term SOFR + 3.000%, 06/13/2031 (A)(B)	300	300
CFC Bidco 2022 Limited, Term Loan B
0.000%, 05/30/2032 (D)	355	352
HIG Finance 2 Limited, 2024-2 Refinancing Term Loan
7.829%, CME Term SOFR + 3.500%, 04/18/2030 (A)(B)	535	537
HIG Finance 2 Limited, 2024-3 Dollar Refinancing Term Loan, 1st Lien
7.327%, CME Term SOFR + 3.000%, 02/15/2031 (A)	40	40
Ryan Specialty, LLC, 2024 Term Loan, 1st Lien
6.577%, CME Term SOFR + 2.250%, 09/15/2031 (A)	320	319
USI, Inc., 2024-D Term Loan, 1st Lien
6.549%, CME Term SOFR + 2.250%, 11/21/2029 (A)	64	64
		4,863

Leisure Goods/Activities/Movies — 0.8%
Alterra Mountain Company, Series B-7 Term Loan
7.327%, 05/31/2030 (C)	194	194
ClubCorp Holdings, Inc., Term B-2 Loan, 1st Lien
9.561%, CME Term SOFR + 5.000%, 09/18/2026 (A)	865	864
Formula One Management Limited, Facility B, 1st Lien
6.299%, CME Term SOFR + 2.000%, 09/30/2031 (A)	737	737
Formula One Management Limited, Incremental Term Facility
0.000%, 09/30/2031 (A)(B)(D)	369	369
Hard Rock Northern Indiana, Term Loan B, 1st Lien
8.672%, 12/11/2028	214	208
Herschend Entertainment Company, LLC, Initial Term Loan, 1st Lien
7.575%, CME Term SOFR + 3.250%, 05/27/2032 (A)(B)	315	316

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Recess Holdings, Inc., Initial Term Loan, 1st Lien
8.025%, CME Term SOFR + 3.750%, 02/20/2030 (A)(B)	$288	$288
UFC Holdings, LLC, Incremental Term B-4 Loan, 1st Lien
6.572%, CME Term SOFR + 2.250%, 11/21/2031 (A)	434	435
		3,411

Lodging & Casinos — 0.7%
Caesars Entertainment, Inc., 2023 Incremental Term B Loan, 1st Lien
6.577%, CME Term SOFR + 2.250%, 02/06/2030 (A)	823	820
Four Seasons Holdings, Inc., 2024-2 Repricing Term Loan, 1st Lien
6.077%, 11/30/2029	586	588
Ontario Gaming GTA Limited Partnership, Term B Loan, 1st Lien
8.549%, CME Term SOFR + 4.250%, 08/01/2030 (A)	820	806
Station Casinos LLC, Term B Facility, 1st Lien
6.327%, CME Term SOFR + 2.000%, 03/14/2031 (A)(B)	679	678
		2,892

Oil & Gas — 1.0%
BANGL, LLC, Initial Term Loan, 1st Lien
8.788%, CME Term SOFR + 4.500%, 02/01/2029 (A)(B)	93	93
CQP Holdco LP, Amendment No. 6 Refinancing Term Loan, 1st Lien
6.299%, CME Term SOFR + 2.000%, 12/31/2030 (A)	202	202
Freeport LNG investments, LLLP, 2025 Term Loan B
7.522%, 12/21/2028	89	89
Freeport LNG investments, LLLP, Term Loan A, 1st Lien
7.531%, CME Term SOFR + 3.000%, 11/16/2026 (A)(B)	672	669
GIP Pilot Acquisition Partners, L.P., Amendment No. 2 Refinancing Term Loan
6.277%, CME Term SOFR + 2.000%, 10/04/2030 (A)	80	80
M6 ETX Holdings II Midco LLC, Initial Term Loan, 1st Lien
7.327%, CME Term SOFR + 3.000%, 04/01/2032 (A)(B)	33	33
Oryx Midstream Services Permian Basin LLC
6.575%, CME Term SOFR + 2.250%, 10/05/2028 (A)(B)	602	602

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Par Petroleum, LLC, Initial Loan, 1st Lien
8.009%, 02/28/2030	$398	$386
PG Polaris Bidco SARL, Initial Term Loan, 1st Lien
7.799%, CME Term SOFR + 3.000%, 03/26/2031 (A)	431	431
7.299%, CME Term SOFR + 3.000%, 03/26/2031 (A)	141	142
Prairie Acquiror LP, Initial Term B-3 Loan
8.577%, 08/01/2029	814	816
WhiteWater Matterhorn Holdings, LLC, Term Loan B
0.000%, 05/12/2032 (A)(B)(D)	435	434
		3,977

Publishing — 0.7%
Century De Buyer LLC, 2024 Term Loan
7.780%, 10/30/2030	792	794
Dun & Bradstreet Corporation, The, 2022 Incremental Term B-2 Loan, 1st Lien
6.575%, CME Term SOFR + 2.250%, 01/18/2029 (A)	981	981
LABL, Inc., Initial Dollar Term Loan, 1st Lien
9.427%, CME Term SOFR + 5.000%, 10/30/2028 (A)	367	326
Shift4 Payments, LLC, Term Loan
0.000%, 05/07/2032 (A)(B)(D)	290	292
Summer (BC) Bidco B LLC, Extended Facility B (USD), 1st Lien
9.559%, CME Term SOFR + 5.000%, 02/15/2029 (A)	575	567
		2,960

Retailers (Except Food & Drug) — 0.3%
Belfor Holdings Inc., Tranche B-3 Term Loan, 1st Lien
7.327%, CME Term SOFR + 3.000%, 11/01/2030 (A)	742	741
LBM Acquisition, LLC, Amendment No. 3 Term Loan, 1st Lien
8.175%, CME Term SOFR + 3.750%, 06/06/2031 (A)	660	591
		1,332

Software & Service — 0.2%
CCC Information Services Inc., Initial Term Loan, 1st Lien
6.327%, 01/23/2032	871	871

Surface Transport — 0.4%
E2open, LLC, Initial Term Loan, 1st Lien
7.941%, CME Term SOFR + 3.500%, 02/04/2028 (A)(B)	487	488

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
FCG Acquisitions, Inc., Amendment No. 11 Term Loan, 1st Lien
7.549%, CME Term SOFR + 3.250%, 03/31/2028 (A)	$398	$398
First Student Bidco Inc., Initial Term B Loan, 1st Lien
6.799%, CME Term SOFR + 2.500%, 07/21/2028 (A)	108	108
First Student Bidco Inc., TLB-2 Loan, 1st Lien
6.799%, CME Term SOFR + 2.500%, 07/21/2028 (A)	131	131
Johnstone Supply, LLC, 2024-1 Incremental Term Loan
6.823%, 06/09/2031	596	594
QXO Building Products, Inc., Term B Loan, 1st Lien
7.280%, CME Term SOFR + 3.000%, 04/30/2032 (A)	72	72
		1,791

Telecommunications — 0.7%
Avaya Inc., Initial Term Loan, 1st Lien
11.827%, CME Term SOFR + 7.500%, 08/01/2028 (A)	1,162	913
Genesys Cloud Services Holdings I, LLC, Initial 2025 Dollar Term Loan, 1st Lien
6.827%, CME Term SOFR + 2.500%, 01/30/2032 (A)	739	737
Lumen Technologies Inc., Term A Loan
10.329%, 06/01/2028	102	104
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
7.441%, CME Term SOFR + 3.000%, 03/09/2027 (A)	953	908
		2,662

Utilities — 0.8%
Alpha Generation, LLC, Initial Term B Loan, 1st Lien
7.077%, CME Term SOFR + 2.750%, 09/30/2031 (A)	428	430
Calpine Corporation, 2024-2 Term Loan, 1st Lien
6.077%, CME Term SOFR + 1.750%, 02/15/2032 (A)	750	749
Potomac Energy Center, LLC, Term Loan
0.000%, 03/14/2032 (A)(B)(C)(D)	370	420
South Field Energy LLC, New Term Loan B Facility, 1st Lien
7.549%, CME Term SOFR + 3.250%, 08/29/2031 (A)	303	303

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
South Field Energy LLC, New Term Loan C Facility, 1st Lien
7.549%, CME Term SOFR + 3.250%, 08/29/2031 (A)	$19	$19
Talen Energy Supply, LLC, 2024-1 Incremental Term B Loan, 1st Lien
6.808%, CME Term SOFR + 2.500%, 12/13/2031 (A)	389	389
Thunder Generation Funding, LLC, Term Loan, 1st Lien
7.299%, PRIME + 2.000%, 10/03/2031 (A)	537	537
Traverse Midstream Partners LLC, Advance Term Loan, 1st Lien
7.280%, CME Term SOFR + 3.000%, 02/16/2028 (A)	514	515
		3,362

Total Loan Participations
(Cost $131,665) ($ Thousands)		129,598

ASSET-BACKED SECURITIES — 29.0%
Automotive — 5.6%

ACM Auto Trust, Ser 2024-2A, Cl A
6.060%, 02/20/2029 (E)	574	575
ACM Auto Trust, Ser 2025-2A, Cl A
5.550%, 06/20/2028 (E)	500	500
Ally Auto Receivables Trust, Ser 2023-1, Cl A3
5.460%, 05/15/2028	227	229
Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Cl A2
5.681%, 05/17/2032 (E)	276	279
Ally Bank Auto Credit-Linked Notes Series, Ser 2024-B, Cl C
5.215%, 09/15/2032 (E)	449	449
AmeriCredit Automobile Receivables Trust, Ser 2021-1, Cl D
1.210%, 12/18/2026	540	539
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/2028	51	51
ARI Fleet Lease Trust, Ser 2025-A, Cl A2
4.380%, 01/17/2034 (E)	100	100
ARI Fleet Lease Trust, Ser 2025-B, Cl A2
4.590%, 03/15/2034 (E)	100	100
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-1A, Cl B
2.680%, 08/20/2026 (E)	250	249

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Bank of America Auto Trust, Ser 2023-2A, Cl A2
5.850%, 08/17/2026 (E)	$57	$57
Bank of America Auto Trust, Ser 2023-2A, Cl A4
5.660%, 11/15/2029 (E)	250	254
BMW Vehicle Lease Trust, Ser 2024-1, Cl A2A
5.100%, 07/27/2026	17	17
BMW Vehicle Lease Trust, Ser 2024-2, Cl A2A
4.290%, 01/25/2027	188	187
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028	183	184
BofA Auto Trust, Ser 2025-1A, Cl A1
4.489%, 04/20/2026 (E)	322	322
Capital One Prime Auto Receivables Trust, Ser 2022-1, Cl A3
3.170%, 04/15/2027	45	45
CarMax Auto Owner Trust, Ser 2022-2, Cl C
4.260%, 12/15/2027	750	745
Carmax Auto Owner Trust, Ser 2022-3, Cl A3
3.970%, 04/15/2027	103	102
Carmax Auto Owner Trust, Ser 2022-4, Cl A3
5.340%, 08/16/2027	192	193
Carmax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/2027	180	180
Carmax Auto Owner Trust, Ser 2023-3, Cl A2A
5.720%, 11/16/2026	4	4
CarMax Auto Owner Trust, Ser 2023-3, Cl A3
5.280%, 05/15/2028	1,530	1,538
Carmax Auto Owner Trust, Ser 2025-2, Cl A1
4.468%, 05/15/2026	37	37
Carmax Auto Owner Trust, Ser 2025-2, Cl A2A
4.590%, 07/17/2028	500	500
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	25	24
Carvana Auto Receivables Trust, Ser 2021-N2, Cl B
0.750%, 03/10/2028	16	16
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/2028	46	45
Carvana Auto Receivables Trust, Ser 2023-N3, Cl A
6.410%, 09/10/2027 (E)	12	12

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust, Ser 2023-P5, Cl A2
5.770%, 04/12/2027 (E)	$5	$5
Carvana Auto Receivables Trust, Ser 2024-N1, Cl A2
5.760%, 04/12/2027 (E)	19	19
Carvana Auto Receivables Trust, Ser 2024-P1, Cl A2
5.500%, 08/10/2027 (E)	11	11
Carvana Auto Receivables Trust, Ser 2025-N1, Cl A1
4.636%, 03/10/2026 (E)	40	40
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (E)	31	31
Chase Auto Owner Trust, Ser 2024-4A, Cl A2
5.250%, 09/27/2027 (E)	315	316
Chesapeake Funding II LLC, Ser 2023-1A, Cl A1
5.650%, 05/15/2035 (E)	90	90
Citizens Auto Receivables Trust, Ser 2023-2, Cl A2A
6.090%, 10/15/2026 (E)	4	4
Citizens Auto Receivables Trust, Ser 2024-1, Cl A2A
5.430%, 10/15/2026 (E)	25	26
CPS Auto Receivables Trust, Ser 2023-B, Cl A
5.910%, 08/16/2027 (E)	5	5
CPS Auto Receivables Trust, Ser 2023-D, Cl A
6.400%, 06/15/2027 (E)	4	4
DT Auto Owner Trust, Ser 2023-3A, Cl A
6.290%, 08/16/2027 (E)	8	8
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (E)	236	238
Enterprise Fleet Financing LLC, Ser 2024-4, Cl A1
4.724%, 10/21/2025 (E)	40	40
Enterprise Fleet Financing LLC, Ser 2025-2, Cl A1
4.555%, 05/20/2026 (E)	73	73
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl D
1.400%, 04/15/2027	506	497
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026 (E)	–	–
Flagship Credit Auto Trust, Ser 2022-3, Cl A3
4.550%, 04/15/2027 (E)	17	17
Flagship Credit Auto Trust, Ser 2023-3, Cl A2
5.890%, 07/15/2027 (E)	16	16

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A2A
5.240%, 07/15/2026	$13	$13
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A3
5.060%, 05/15/2027	130	130
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A3
4.650%, 02/15/2028	92	92
Ford Credit Auto Owner Trust, Ser 2024-B, Cl A3
5.100%, 04/15/2029	500	506
Ford Credit Auto Owner Trust, Ser 2024-D, Cl A1
4.604%, 12/15/2025	35	35
Ford Credit Floorplan Master Owner Trust, Ser 2025-1, Cl A1
4.630%, 04/15/2030	90	90
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/2028 (E)	49	49
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl D
1.680%, 01/15/2027 (E)	124	123
GLS Auto Receivables Issuer Trust, Ser 2025-2A, Cl A1
4.716%, 04/15/2026 (E)	225	225
GM Financial Automobile Leasing Trust, Ser 2025-1, Cl A1
4.408%, 02/20/2026	74	74
GM Financial Consumer Automobile Receivables Trust, Ser 2021-4, Cl A4
0.990%, 10/18/2027	300	296
GM Financial Consumer Automobile Receivables Trust, Ser 2022-4, Cl A4
4.880%, 08/16/2028	1,000	1,004
Honda Auto Receivables Owner Trust, Ser 2023-3, Cl A3
5.410%, 02/18/2028	228	230
Honda Auto Receivables Owner Trust, Ser 2024-3, Cl A3
4.570%, 03/21/2029	200	201
Honda Auto Receivables Owner Trust, Ser 2024-4, Cl A2
4.560%, 03/15/2027	233	233
Honda Auto Receivables Owner Trust, Ser 2025-2, Cl A2A
4.300%, 01/18/2028	70	70
Hyundai Auto Lease Securitization Trust, Ser 2024-A, Cl A2A
5.150%, 06/15/2026 (E)	49	49
Hyundai Auto Lease Securitization Trust, Ser 2025-B, Cl A2A
4.580%, 09/15/2027 (E)	100	100

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust, Ser 2024-B, Cl A2A
5.150%, 06/15/2027	$207	$207
Hyundai Auto Receivables Trust, Ser 2024-B, Cl A3
4.840%, 03/15/2029	250	252
Hyundai Auto Receivables Trust, Ser 2025-A, Cl A1
4.447%, 03/15/2026	154	154
M&T Bank Auto Receivables Trust, Ser 2025-1A, Cl A1
4.514%, 02/17/2026 (E)	105	105
Mercedes-Benz Auto Lease Trust, Ser 2023-A, Cl A3
4.740%, 01/15/2027	223	223
Mercedes-Benz Auto Receivables Trust, Ser 2022-1, Cl A3
5.210%, 08/16/2027	237	238
Navistar Financial Dealer Note Master Owner Trust, Ser 2023-1, Cl A
6.180%, 08/25/2028 (E)	1,355	1,359
Navistar Financial Dealer Note Master Owner Trust, Ser 2024-1, Cl C
6.130%, 04/25/2029 (E)	500	503
Nissan Auto Lease Trust, Ser 2024-A, Cl A2A
5.110%, 10/15/2026	90	90
Nissan Auto Lease Trust, Ser 2024-A, Cl A3
4.910%, 04/15/2027	250	251
Nissan Auto Receivables Owner Trust, Ser 2022-A, Cl A4
2.070%, 12/17/2029	250	246
Nissan Auto Receivables Owner Trust, Ser 2023-B, Cl A3
5.930%, 03/15/2028	250	252
Porsche Financial Auto Securitization Trust, Ser 2023-2A, Cl A3
5.790%, 01/22/2029 (E)	185	186
Porsche Innovative Lease Owner Trust, Ser 2024-1A, Cl A3
4.670%, 11/22/2027 (E)	650	651
Santander Bank Auto Credit-Linked Notes, Ser 2023-A, Cl B
6.493%, 06/15/2033 (E)	732	734
Santander Bank Auto Credit-Linked Notes, Ser 2024-B, Cl D
5.483%, 01/18/2033 (E)	500	499
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl D
1.330%, 09/15/2027	467	464
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/2029	270	268
SBNA Auto Lease Trust, Ser 2025-A, Cl A1
4.489%, 02/20/2026 (E)	137	137

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A2
5.350%, 06/21/2027 (E)	$9	$9
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl A1
4.503%, 04/20/2026 (E)	137	137
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A2A
5.540%, 12/21/2026 (E)	72	72
Toyota Auto Receivables Owner Trust, Ser 2023-C, Cl A2A
5.600%, 08/17/2026	28	28
Toyota Auto Receivables Owner Trust, Ser 2024-D, Cl A3
4.400%, 06/15/2029	536	537
Toyota Auto Receivables Owner Trust, Ser 2025-B, Cl A2A
4.460%, 03/15/2028	95	95
Toyota Lease Owner Trust, Ser 2024-A, Cl A4
5.260%, 06/20/2028 (E)	250	252
Toyota Lease Owner Trust, Ser 2024-B, Cl A2A
4.310%, 02/22/2027 (E)	134	134
Volkswagen Auto Loan Enhanced Trust, Ser 2023-1, Cl A3
5.020%, 06/20/2028	1,000	1,003
Westlake Automobile Receivables Trust, Ser 2023-P1, Cl A2
5.890%, 02/16/2027 (E)	27	27
Westlake Automobile Receivables Trust, Ser 2024-1A, Cl A2A
5.620%, 03/15/2027 (E)	17	17
Westlake Automobile Receivables Trust, Ser 2025-1A, Cl A1
4.565%, 01/15/2026 (E)	181	181
Westlake Flooring Master Trust, Ser 2024-1A, Cl A
5.430%, 02/15/2028 (E)	15	15
Wheels Fleet Lease Funding 1 LLC, Ser 2023-1A, Cl A
5.800%, 04/18/2038 (E)	120	121
Wheels Fleet Lease Funding 1 LLC, Ser 2023-2A, Cl A
6.460%, 08/18/2038 (E)	64	65
Wheels Fleet Lease Funding 1 LLC, Ser 2024-2A, Cl A1
4.870%, 06/21/2039 (E)	125	125
Wheels Fleet Lease Funding 1 LLC, Ser 2025-1A, Cl A1
4.570%, 01/18/2040 (E)	175	175
World Omni Auto Receivables Trust, Ser 2021-D, Cl C
1.720%, 06/15/2028	175	173

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
World Omni Auto Receivables Trust, Ser 2022-B, Cl A4
3.440%, 03/15/2028	$250	$248
World Omni Auto Receivables Trust, Ser 2022-D, Cl A3
5.610%, 02/15/2028	126	126
		22,852

Credit Cards — 0.1%

CARDS II Trust, Ser 2024-1A, Cl A
4.994%, SOFRRATE + 0.680%, 07/15/2029 (A)(E)	160	160

Mortgage Related Securities — 0.3%

RCKT Mortgage Trust, Ser 2023-CES3, Cl A1A
7.113%, 11/25/2043 (A)(E)	676	685
Towd Point Mortgage Trust, Ser 2023-CES2, Cl A1A
7.294%, 10/25/2063 (A)(E)	662	673
		1,358

Other Asset-Backed Securities — 23.0%

321 Henderson Receivables VI LLC, Ser 2010-1A, Cl A
5.560%, 07/15/2059 (E)	131	131
Access Group, Ser 2005-A, Cl A3
4.943%, TSFR3M + 0.662%, 07/25/2034 (A)	530	526
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026 (E)	1	1
Aligned Data Centers Issuer LLC, Ser 2021-1A, Cl A2
1.937%, 08/15/2046 (E)	1,285	1,235
Allegro CLO VII, Ser 2018-1A, Cl D
7.368%, TSFR3M + 3.112%, 06/13/2031 (A)(E)	400	400
AMMC CLO 24, Ser 2024-24A, Cl BR
5.870%, TSFR3M + 1.600%, 01/20/2035 (A)(E)	800	800
Amur Equipment Finance Receivables XIII LLC, Ser 2024-1A, Cl D
6.570%, 04/21/2031 (E)	650	670
Apidos CLO XI, Ser 2025-11A, Cl BR4A
5.930%, TSFR3M + 1.650%, 04/17/2034 (A)(E)	1,000	1,003
Apidos CLO XV, Ser 2018-15A, Cl A1RR
5.541%, TSFR3M + 1.272%, 04/20/2031 (A)(E)	111	112
Apidos CLO XXIV, Ser 2021-24A, Cl A1AL
5.481%, TSFR3M + 1.212%, 10/20/2030 (A)(E)	127	127

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (E)	$54	$50
Arbys Funding LLC, Ser 2020-1A, Cl A2
3.237%, 07/30/2050 (E)	898	854
Ares XXXIV CLO, Ser 2024-2A, Cl AR3
5.600%, TSFR3M + 1.320%, 04/17/2033 (A)(E)	500	501
Ares XXXVII CLO, Ser 2024-4A, Cl A1RR
5.336%, TSFR3M + 1.080%, 10/15/2030 (A)(E)	189	189
Bain Capital Credit CLO, Ser 2025-2A, Cl AR3
5.200%, TSFR3M + 0.920%, 10/17/2032 (A)(E)	471	469
Barings CLO 2019-III, Ser 2024-3A, Cl A1RR
5.410%, TSFR3M + 1.140%, 01/20/2036 (A)(E)	925	924
Barings CLO 2019-III, Ser 2024-3A, Cl BRR
5.920%, TSFR3M + 1.650%, 01/20/2036 (A)(E)	750	752
Beacon Container Finance II LLC, Ser 2021-1A, Cl A
2.250%, 10/22/2046 (E)	513	469
Beechwood Park CLO, Ser 2022-1A, Cl A1R
5.580%, TSFR3M + 1.300%, 01/17/2035 (A)(E)	500	501
Bellemeade Re, Ser 2023-1, Cl M1A
6.522%, SOFR30A + 2.200%, 10/25/2033 (A)(E)	898	901
Blue Stream Issuer LLC, Ser 2023-1A, Cl B
6.898%, 05/20/2053 (E)	750	761
BRAVO Residential Funding Trust, Ser 2021-HE1, Cl A1
5.072%, SOFR30A + 0.750%, 01/25/2070 (A)(E)	571	569
BRAVO Residential Funding Trust, Ser 2021-HE2, Cl A3
5.372%, SOFR30A + 1.050%, 11/25/2069 (A)(E)	345	344
BRE Grand Islander Timeshare Issuer LLC, Ser 2019-A, Cl A
3.280%, 09/26/2033 (E)	1,643	1,616
Carlyle Global Market Strategies CLO, Ser 2016-1A, Cl A1R3
5.360%, TSFR3M + 1.090%, 04/20/2034 (A)(E)	500	500
Carlyle Global Market Strategies CLO, Ser 2016-3A, Cl BRRR
5.870%, TSFR3M + 1.600%, 07/20/2034 (A)(E)	1,000	1,000
Carlyle Global Market Strategies CLO, Ser 2018-2RA, Cl A2
5.913%, TSFR3M + 1.587%, 05/15/2031 (A)(E)	1,000	1,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carlyle Global Market Strategies CLO, Ser 2018-4RA, Cl A2
6.118%, TSFR3M + 1.862%, 07/15/2030 (A)(E)	$500	$501
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
5.511%, TSFR3M + 1.242%, 07/20/2031 (A)(E)	105	105
CARS-DB4, Ser 2020-1A, Cl A5
3.480%, 02/15/2050 (E)	490	472
CARS-DB5, Ser 2021-1A, Cl A3
1.920%, 08/15/2051 (E)	988	942
CCG Receivables Trust, Ser 2025-1, Cl A1
4.497%, 03/16/2026 (E)	103	103
CF Hippolyta Issuer LLC, Ser 2020-1, Cl A1
1.690%, 07/15/2060 (E)	315	312
CF Hippolyta Issuer LLC, Ser 2021-1A, Cl B1
1.980%, 03/15/2061 (E)	1,070	1,025
CIFC Funding, Ser 2013-3RA, Cl A2R
5.475%, TSFR3M + 1.200%, 04/24/2031 (A)(E)	1,000	999
CIFC Funding, Ser 2014-4RA, Cl A1A2
5.270%, TSFR3M + 0.990%, 01/17/2035 (A)(E)	600	596
CLI Funding VIII LLC, Ser 2021-1A, Cl B
2.380%, 02/18/2046 (E)	434	393
CLI Funding VIII LLC, Ser 2022-1A, Cl B
3.120%, 01/18/2047 (E)	261	232
CNH Equipment Trust, Ser 2024-B, Cl A3
5.190%, 09/17/2029	250	253
CNH Equipment Trust, Ser 2025-A, Cl A2A
4.300%, 08/15/2028	315	315
DataBank Issuer, Ser 2021-1A, Cl A2
2.060%, 02/27/2051 (E)	1,300	1,267
DB Master Finance LLC, Ser 2019-1A, Cl A2II
4.021%, 05/20/2049 (E)	957	946
DB Master Finance LLC, Ser 2021-1A, Cl A2I
2.045%, 11/20/2051 (E)	671	643
Dext ABS LLC, Ser 2023-2, Cl A2
6.560%, 05/15/2034 (E)	36	36
Diamond Infrastructure Funding LLC, Ser 2021-1A, Cl B
2.355%, 04/15/2049 (E)	200	188
Diamond Infrastructure Funding LLC, Ser 2021-1A, Cl C
3.475%, 04/15/2049 (E)	400	376
DLLAA LLC, Ser 2023-1A, Cl A2
5.930%, 07/20/2026 (E)	12	12
DLLAD LLC, Ser 2021-1A, Cl A3
0.640%, 09/21/2026 (E)	24	23
DLLST, Ser 2024-1A, Cl A2
5.330%, 01/20/2026 (E)	13	13

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Domino's Pizza Master Issuer LLC, Ser 2017-1A, Cl A23
4.118%, 07/25/2047 (E)	$1,152	$1,131
Driven Brands Funding LLC, Ser 2019-1A, Cl A2
4.641%, 04/20/2049 (E)	1,464	1,453
Driven Brands Funding LLC, Ser 2019-2A, Cl A2
3.981%, 10/20/2049 (E)	115	113
Driven Brands Funding LLC, Ser 2024-1A, Cl A2
6.372%, 10/20/2054 (E)	99	102
Dryden 45 Senior Loan Fund, Ser 2024-45A, Cl BRR
5.906%, TSFR3M + 1.650%, 10/15/2030 (A)(E)	500	500
Elara HGV Timeshare Issuer LLC, Ser 2019-A, Cl A
2.610%, 01/25/2034 (E)	451	442
Elara HGV Timeshare Issuer LLC, Ser 2021-A, Cl C
2.090%, 08/27/2035 (E)	655	617
Elara HGV Timeshare Issuer LLC, Ser 2023-A, Cl A
6.160%, 02/25/2038 (E)	581	596
Elmwood CLO 15, Ser 2022-2A, Cl A1
5.612%, TSFR3M + 1.340%, 04/22/2035 (A)(E)	500	501
Elmwood CLO III, Ser 2024-3A, Cl A1RR
5.650%, TSFR3M + 1.380%, 07/18/2037 (A)(E)	1,000	1,003
FNA VII LLC, Ser 2023-1A, Cl A1
6.900%, 04/15/2038 (E)	389	389
Frontier Issuer LLC, Ser 2023-1, Cl A2
6.600%, 08/20/2053 (E)	500	507
Frontier Issuer LLC, Ser 2023-1, Cl B
8.300%, 08/20/2053 (E)	500	514
Goldentree Loan Management US CLO 8, Ser 2024-8A, Cl ARR
5.420%, TSFR3M + 1.150%, 10/20/2034 (A)(E)	400	400
GRACIE POINT INTERNATIONAL FUNDING, Ser 2023-1A, Cl A
6.298%, SOFR90A + 1.950%, 09/01/2026 (A)(E)	1,907	1,905
GRACIE POINT INTERNATIONAL FUNDING, Ser 2023-2A, Cl A
6.598%, SOFR90A + 2.250%, 03/01/2027 (A)(E)	163	163
Granite Edvance, Ser 2020-1, Cl A1B
5.639%, TSFR1M + 1.314%, 09/25/2060 (A)	393	395

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GreatAmerica Leasing Receivables Funding LLC, Ser 2025-1, Cl A1
4.462%, 03/16/2026 (E)	$73	$73
GreatAmerica Leasing Receivables, Ser 2023-1, Cl A2
5.350%, 02/16/2026 (E)	15	15
GreatAmerica Leasing Receivables, Ser 2024-1, Cl A2
5.320%, 08/17/2026 (E)	76	77
Halseypoint CLO 7, Ser 2023-7A, Cl A
6.522%, TSFR3M + 2.250%, 07/20/2036 (A)(E)	500	500
HI-FI Music IP Issuer, Ser 2022-1A, Cl A2
3.939%, 02/01/2062 (E)	600	582
Hilton Grand Vacations Trust, Ser 2022-1D, Cl B
4.100%, 06/20/2034 (E)	493	485
Hilton Grand Vacations Trust, Ser 2023-1A, Cl C
6.940%, 01/25/2038 (E)	669	686
Hilton Grand Vacations Trust, Ser 2024-1B, Cl B
5.990%, 09/15/2039 (E)	329	333
Hipgnosis Music Assets, Ser 2022-1, Cl A
5.000%, 05/16/2062 (E)	599	589
HPEFS Equipment Trust, Ser 2023-2A, Cl A2
6.040%, 01/21/2031 (E)	13	13
HPEFS Equipment Trust, Ser 2024-1A, Cl A3
5.180%, 05/20/2031 (E)	105	105
John Deere Owner Trust, Ser 2023-C, Cl A2
5.760%, 08/17/2026	12	12
John Deere Owner Trust, Ser 2024-C, Cl A2A
4.360%, 08/16/2027	53	53
Kentucky Higher Education Student Loan, Ser 2020-1, Cl A1B
5.489%, TSFR1M + 1.164%, 11/25/2050 (A)	975	966
KKR CLO 12, Ser 2018-12, Cl AR2A
5.653%, TSFR3M + 1.397%, 10/15/2030 (A)(E)	102	102
KKR CLO 21, Ser 2018-21, Cl A
5.518%, TSFR3M + 1.262%, 04/15/2031 (A)(E)	256	256
Kubota Credit Owner Trust, Ser 2023-2A, Cl A2
5.610%, 07/15/2026 (E)	48	48
Kubota Credit Owner Trust, Ser 2024-1A, Cl A2
5.390%, 01/15/2027 (E)	100	100
Kubota Credit Owner Trust, Ser 2025-1A, Cl A1
4.481%, 02/16/2026 (E)	305	305

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
LCM XXIV, Ser 2021-24A, Cl AR
5.511%, TSFR3M + 1.242%, 03/20/2030 (A)(E)	$9	$9
Madison Park Funding XLII, Ser 2017-13A, Cl B
6.041%, TSFR3M + 1.762%, 11/21/2030 (A)(E)	700	700
Madison Park Funding XXIV, Ser 2024-24A, Cl BR2
5.820%, TSFR3M + 1.550%, 10/20/2029 (A)(E)	1,250	1,252
Magnetite XV, Ser 2018-15A, Cl CR
6.343%, TSFR3M + 2.062%, 07/25/2031 (A)(E)	500	500
MetroNet Infrastructure Issuer LLC, Ser 2022-1A, Cl B
7.460%, 10/20/2052 (E)	500	511
MetroNet Infrastructure Issuer LLC, Ser 2024-1A, Cl A2
6.230%, 04/20/2054 (E)	1,585	1,617
MetroNet Infrastructure Issuer LLC, Ser 2024-1A, Cl B
7.590%, 04/20/2054 (E)	900	928
Missouri Higher Education Loan Authority, Ser 2021-1, Cl A1B
5.189%, TSFR1M + 0.864%, 01/25/2061 (A)	464	449
Missouri Higher Education Loan Authority, Ser 2021-2, Cl A1B
5.139%, TSFR1M + 0.814%, 03/25/2061 (A)	1,408	1,360
MMAF Equipment Finance LLC, Ser 2023-A, Cl A2
5.790%, 11/13/2026 (E)	44	45
MMAF Equipment Finance LLC, Ser 2024-A, Cl A2
5.200%, 09/13/2027 (E)	112	113
MVW LLC, Ser 2021-1WA, Cl C
1.940%, 01/22/2041 (E)	608	576
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (E)	348	334
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (E)	347	325
Navient Student Loan Trust, Ser 2023-BA, Cl A1A
6.480%, 03/15/2072 (E)	410	421
Neuberger Berman Loan Advisers CLO 25, Ser 2024-25A, Cl AR2
5.670%, TSFR3M + 1.400%, 07/18/2038 (A)(E)	450	451

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Neuberger Berman Loan Advisers CLO 46, Ser 2025-46A, Cl BR
5.770%, TSFR3M + 1.500%, 01/20/2037 (A)(E)	$320	$319
New Economy Assets Phase 1 Sponsor LLC, Ser 2021-1, Cl A1
1.910%, 10/20/2061 (E)	953	894
New Economy Assets Phase I Sponsor LLC, Ser 2021-1, Cl B1
2.410%, 10/20/2061 (E)	750	683
Oak Street Investment Grade Net Lease Fund, Ser 2020-1A, Cl A3
2.260%, 11/20/2050 (E)	248	241
Oaktree CLO, Ser 2021-2A, Cl B1R
5.656%, TSFR3M + 1.400%, 01/15/2035 (A)(E)	1,000	994
OFSI BSL IX, Ser 2024-1A, Cl B1R
6.056%, TSFR3M + 1.800%, 07/15/2031 (A)(E)	1,000	1,001
Palmer Square CLO, Ser 2015-1A, Cl A2R5
5.922%, TSFR3M + 1.600%, 05/21/2034 (A)(E)	1,500	1,500
Palmer Square Loan Funding, Ser 2021-4A, Cl A1
5.318%, TSFR3M + 1.062%, 10/15/2029 (A)(E)	38	38
Palmer Square Loan Funding, Ser 2022-2A, Cl A2
6.156%, TSFR3M + 1.900%, 10/15/2030 (A)(E)	1,460	1,463
Palmer Square Loan Funding, Ser 2024-1A, Cl A1
5.306%, TSFR3M + 1.050%, 10/15/2032 (A)(E)	214	214
PFS Financing, Ser 2025-A, Cl A
4.982%, SOFR30A + 0.650%, 01/15/2029 (A)(E)	195	195
Post Road Equipment Finance LLC, Ser 2025-1A, Cl A2
4.900%, 05/15/2031 (E)	400	401
Prodigy Finance DAC, Ser 2021-1A, Cl A
5.689%, TSFR1M + 1.364%, 07/25/2051 (A)(E)	392	391
Progress Residential, Ser 2021-SFR3, Cl E2
2.688%, 05/17/2026 (E)	960	941
Race Point IX CLO, Ser 2021-9A, Cl A1A2
5.458%, TSFR3M + 1.202%, 10/15/2030 (A)(E)	49	49
ReadyCap Lending Small Business Loan Trust, Ser 2019-2, Cl A
7.000%, PRIME + -0.500%, 12/27/2044 (A)(E)	88	88

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Regatta XXII Funding, Ser 2024-2A, Cl BR
5.970%, TSFR3M + 1.700%, 07/20/2035 (A)(E)	$1,000	$1,003
Retained Vantage Data Centers Issuer LLC, Ser 2023-1A, Cl A2A
5.000%, 09/15/2048 (E)	500	494
RIN II, Ser 2024-1A, Cl AR
5.736%, TSFR3M + 1.480%, 01/15/2038 (A)(E)	1,000	1,002
RIN XII LLC, Ser 2025-1A, Cl A1
5.625%, TSFR3M + 1.300%, 04/15/2038 (A)(E)	1,000	999
Saratoga Investment Senior Loan Fund, Ser 2022-1A, Cl D
10.882%, TSFR3M + 6.610%, 10/20/2033 (A)(E)	300	299
SCF Equipment Leasing LLC, Ser 2023-1A, Cl A2
6.560%, 01/22/2030 (E)	4	4
SCF Equipment Leasing LLC, Ser 2023-1A, Cl A3
6.170%, 05/20/2032 (E)	1,000	1,010
SCF Equipment Trust LLC, Ser 2025-1A, Cl A1
4.522%, 02/20/2026 (E)	66	66
Sesac Finance LLC, Ser 2019-1, Cl A2
5.216%, 07/25/2049 (E)	1,975	1,952
Sierra Timeshare Receivables Funding LLC, Ser 2024-1A, Cl B
5.350%, 01/20/2043 (E)	596	598
SLM Private Credit Student Loan Trust, Ser 2006-B, Cl A5
4.831%, TSFR3M + 0.532%, 12/15/2039 (A)	1,943	1,896
SMB Private Education Loan Trust, Ser 2018-C, Cl A2B
5.193%, TSFR1M + 0.864%, 11/15/2035 (A)(E)	526	525
SMB Private Education Loan Trust, Ser 2019-B, Cl A2B
5.443%, TSFR1M + 1.114%, 06/15/2037 (A)(E)	378	378
SMB Private Education Loan Trust, Ser 2021-A, Cl A2A2
5.173%, TSFR1M + 0.844%, 01/15/2053 (A)(E)	1,297	1,286
Sonic Capital LLC, Ser 2020-1A, Cl A2I
3.845%, 01/20/2050 (E)	476	464
Stack Infrastructure Issuer LLC, Ser 2021-1A, Cl A2
1.877%, 03/26/2046 (E)	450	437
STAR Trust, Ser 2021-SFR1, Cl C
5.494%, TSFR1M + 1.164%, 04/17/2038 (A)(E)	536	534

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
STAR Trust, Ser 2021-SFR1, Cl D
5.744%, TSFR1M + 1.414%, 04/17/2038 (A)(E)	$1,000	$996
STAR Trust, Ser 2021-SFR2, Cl C
6.043%, TSFR1M + 1.714%, 01/17/2039 (A)(E)	1,087	1,087
STAR Trust, Ser 2024-SFR4, Cl A
6.079%, TSFR1M + 1.750%, 10/17/2041 (A)(E)	749	752
STAR Trust, Ser 2025-SFR5, Cl A
5.779%, TSFR1M + 1.450%, 02/17/2042 (A)(E)	180	180
Steele Creek CLO, Ser 2019-2A, Cl CRR
6.056%, TSFR3M + 1.800%, 07/15/2032 (A)(E)	1,000	995
Store Master Funding I-VII and XIV, Ser 2019-1, Cl A1
2.820%, 11/20/2049 (E)	438	422
Store Master Funding I-VII XIV XIX XX, Ser 2021-1A, Cl A1
2.120%, 06/20/2051 (E)	735	677
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A8
5.439%, TSFR1M + 1.114%, 09/25/2034 (A)	1,823	1,759
Structured Asset Investment Loan Trust, Ser 2004-BNC1, Cl A4
3.858%, TSFR1M + 1.054%, 09/25/2034 (A)	565	587
Sycamore Tree CLO, Ser 2023-3A, Cl BR
6.420%, TSFR3M + 2.150%, 04/20/2037 (A)(E)	1,000	1,003
Taco Bell Funding LLC, Ser 2016-1A, Cl A23
4.970%, 05/25/2046 (E)	1,228	1,226
TAL Advantage VII LLC, Ser 2020-1A, Cl B
3.290%, 09/20/2045 (E)	765	721
TIF Funding II LLC, Ser 2021-1A, Cl A
1.650%, 02/20/2046 (E)	250	223
Tricon Residential Trust, Ser 2021-SFR1, Cl E1
2.794%, 07/17/2038 (E)	100	97
Tricon Residential Trust, Ser 2021-SFR1, Cl E2
2.894%, 07/17/2038 (E)	180	174
Tricon Residential Trust, Ser 2025-SFR1, Cl C
5.929%, TSFR1M + 1.600%, 03/17/2042 (A)(E)	1,000	1,000
Trinity Rail Leasing LLC, Ser 2020-1A, Cl A
1.960%, 10/17/2050 (E)	564	527
USQ Rail I LLC, Ser 2021-1A, Cl A
2.250%, 02/28/2051 (E)	874	812
VB-S1 Issuer LLC - VBTEL, Ser 2022-1A, Cl D
4.288%, 02/15/2052 (E)	100	95

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
VFI ABS LLC, Ser 2023-1A, Cl A
7.270%, 03/26/2029 (E)	$27	$27
Volvo Financial Equipment LLC, Ser 2024-1A, Cl A1
5.073%, 09/15/2025 (E)	2	2
Volvo Financial Equipment LLC, Ser 2025-1A, Cl A1
4.491%, 03/16/2026 (E)	187	187
Voya CLO, Ser 2018-1A, Cl A2R
5.831%, TSFR3M + 1.562%, 01/20/2031 (A)(E)	825	825
Voya CLO, Ser 2018-3A, Cl A1R2
5.456%, TSFR3M + 1.200%, 10/15/2031 (A)(E)	338	338
Voya CLO, Ser 2020-2A, Cl A1RR
5.561%, TSFR3M + 1.282%, 04/17/2030 (A)(E)	1	1
Wendy's Funding LLC, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (E)	444	437
Westgate Resorts LLC, Ser 2023-1A, Cl B
6.440%, 12/20/2037 (E)	592	596
Willis Engine Structured Trust IV, Ser 2018-A, Cl A
4.750%, 09/15/2043 (E)(F)	611	604
Willis Engine Structured Trust V, Ser 2020-A, Cl C
6.657%, 03/15/2045 (E)	235	226
Wind River CLO, Ser 2024-1A, Cl AR
5.620%, TSFR3M + 1.350%, 07/20/2035 (A)(E)	500	500
Wingstop Funding LLC, Ser 2020-1A, Cl A2
2.841%, 12/05/2050 (E)	1,478	1,394
Zais CLO 14, Ser 2024-14A, Cl B1R2
5.756%, TSFR3M + 1.500%, 04/15/2032 (A)(E)	1,000	999
		93,607

Total Asset-Backed Securities
(Cost $117,116) ($ Thousands)		117,977

MORTGAGE-BACKED SECURITIES — 27.7%
Agency Mortgage-Backed Obligations — 1.3%
FHLMC ARM
7.594%, RFUCCT1Y + 2.470%, 03/01/2036(A)	317	328
7.248%, H15T1Y + 2.250%, 06/01/2035(A)	241	248
FHLMC REMIC CMO, Ser 2011-3786, Cl ED
4.000%, 09/15/2039	109	108
FHLMC REMIC CMO, Ser 2013-4166, Cl PV
3.250%, 07/15/2037	357	350

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2015-4479, Cl TA
3.000%, 07/15/2034	$248	$243
FHLMC REMIC CMO, Ser 2018-4753, Cl QV
3.500%, 12/15/2040	217	215
FHLMC STACR REMIC Trust, Ser 2024-DNA2, Cl A1
5.572%, SOFR30A + 1.250%, 05/25/2044(A)(E)	278	279
FNMA
6.000%, 09/01/2039 to 04/01/2040	164	171
3.000%, 12/01/2030	158	154
FNMA ARM
7.550%, RFUCCT1Y + 1.800%, 05/01/2034(A)	44	45
7.527%, RFUCCT1Y + 1.777%, 09/01/2034(A)	116	117
7.518%, RFUCCT1Y + 1.872%, 10/01/2033(A)	57	58
7.345%, H15T1Y + 2.220%, 08/01/2034(A)	259	266
7.270%, RFUCCT1Y + 1.770%, 10/01/2033(A)	22	22
7.085%, RFUCCT1Y + 1.490%, 10/01/2035(A)	244	251
6.899%, H15T1Y + 2.205%, 05/01/2035(A)	57	59
6.894%, RFUCCT1Y + 1.565%, 05/01/2037(A)	152	157
6.861%, H15T1Y + 2.332%, 04/01/2034(A)	161	166
6.844%, H15T1Y + 2.141%, 10/01/2033(A)	145	148
6.798%, H15T1Y + 2.184%, 07/01/2036(A)	189	195
6.536%, RFUCCT1Y + 1.661%, 04/01/2033(A)	71	72
6.380%, RFUCCT6M + 1.580%, 07/01/2034(A)	37	38
6.079%, RFUCCT6M + 1.433%, 03/01/2035(A)	118	120
FNMA Connecticut Avenue Securities Trust, Ser 2016-C03, Cl 2M2
10.337%, SOFR30A + 6.014%, 10/25/2028(A)	48	50
FNMA REMIC CMO, Ser 2010-83, Cl BA
5.000%, 08/25/2040	70	71
FNMA REMIC CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	56	54
FNMA REMIC CMO, Ser 2015-57, Cl CA
3.000%, 08/25/2034	81	80
FNMA REMIC CMO, Ser 2016-81, Cl PA
3.000%, 02/25/2044	384	378
FNMA REMIC CMO, Ser 2023-32, Cl BD
5.500%, 07/25/2042	383	386

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2013-88, Cl WC
2.000%, 11/20/2041	$345	$334

		5,163
Non-Agency Mortgage-Backed Obligations — 26.4%
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(E)	6	6
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(E)	54	51
Angel Oak Mortgage Trust, Ser 2020-3, Cl A1
1.691%, 04/25/2065(A)(E)	57	53
Angel Oak Mortgage Trust, Ser 2020-4, Cl A1
1.469%, 06/25/2065(A)(E)	21	20
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(A)(E)	171	163
Angel Oak Mortgage Trust, Ser 2020-R1, Cl A1
0.990%, 04/25/2053(A)(E)	32	30
Angel Oak Mortgage Trust, Ser 2021-1, Cl A1
0.909%, 01/25/2066(A)(E)	122	104
Angel Oak Mortgage Trust, Ser 2021-3, Cl A1
1.068%, 05/25/2066(A)(E)	114	98
Angel Oak Mortgage Trust, Ser 2025-6, Cl A2
5.768%, 04/25/2070(E)(F)	500	501
Arroyo Mortgage Trust, Ser 2019-1, Cl A1
3.805%, 01/25/2049(A)(E)	64	62
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048(A)(E)	22	21
Arroyo Mortgage Trust, Ser 2021-1R, Cl A1
1.175%, 10/25/2048(A)(E)	672	602
Ashford Hospitality Trust, Ser 2018-ASHF, Cl B
5.751%, TSFR1M + 1.422%, 04/15/2035(A)(E)	1,000	990
Banc of America Funding, Ser 2006-I, Cl 1A1
6.325%, 12/20/2036(A)	688	679
Banc of America Mortgage Trust, Ser 2003-K, Cl 2A1
6.128%, 12/25/2033(A)	429	414
Banc of America Mortgage Trust, Ser 2004-A, Cl 2A2
5.908%, 02/25/2034(A)	403	397
Banc of America Mortgage Trust, Ser 2004-D, Cl 2A1
6.482%, 05/25/2034(A)	122	118

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BANK, Ser 2018-BN12, Cl A2
4.074%, 05/15/2061	$447	$441
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
6.189%, 12/25/2033(A)	367	355
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
6.087%, 08/25/2034(A)	578	562
Bear Stearns ARM Trust, Ser 2003-8, Cl 4A1
6.942%, 01/25/2034(A)	989	989
Bear Stearns ARM Trust, Ser 2004-1, Cl 21A1
6.214%, 04/25/2034(A)	124	123
Bear Stearns ARM Trust, Ser 2004-2, Cl 12A2
4.370%, 05/25/2034(A)	609	564
Bear Stearns ARM Trust, Ser 2004-3, Cl 2A
4.809%, 07/25/2034(A)	419	391
Bear Stearns ARM Trust, Ser 2004-5, Cl 2A
4.388%, 07/25/2034(A)	394	369
BLP Commercial Mortgage Trust, Ser 2023-IND, Cl A
6.021%, TSFR1M + 1.692%, 03/15/2040(A)(E)	1,000	995
BLP Commercial Mortgage Trust, Ser 2024-IND2, Cl B
6.020%, TSFR1M + 1.692%, 03/15/2041(A)(E)	854	854
BLP Commercial Mortgage Trust, Ser 2025-IND, Cl B
5.879%, TSFR1M + 1.550%, 03/15/2042(A)(E)	1,000	987
BOCA Commercial Mortgage Trust, Ser 2024-BOCA, Cl A
6.249%, TSFR1M + 1.921%, 08/15/2041(A)(E)	1,390	1,392
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(E)	20	20
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(E)	43	40
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(E)	34	33
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(E)	87	81
BSPRT Issuer, Ser 2022-FL8, Cl A
5.832%, SOFR30A + 1.500%, 02/15/2037(A)(E)	120	120
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(A)(E)	10	10

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
5.096%, TSFR1M + 0.767%, 05/15/2038(A)(E)	$42	$42
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl C
5.543%, TSFR1M + 1.214%, 09/15/2036(A)(E)	1,000	994
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
5.143%, TSFR1M + 0.814%, 09/15/2036(A)(E)	195	194
BX Commercial Mortgage Trust, Ser 2022-CSMO, Cl A
6.444%, TSFR1M + 2.115%, 06/15/2027(A)(E)	500	502
BX Commercial Mortgage Trust, Ser 2024-MDHS, Cl A
5.970%, TSFR1M + 1.641%, 05/15/2041(A)(E)	996	997
BX Trust, Ser 2021-SDMF, Cl B
5.182%, TSFR1M + 0.852%, 09/15/2034(A)(E)	942	935
BX Trust, Ser 2022-LBA6, Cl A
5.329%, TSFR1M + 1.000%, 01/15/2039(A)(E)	210	210
BX Trust, Ser 2023-DELC, Cl A
7.019%, TSFR1M + 2.690%, 05/15/2038(A)(E)	1,500	1,506
BX Trust, Ser 2024-BIO, Cl A
5.971%, TSFR1M + 1.642%, 02/15/2041(A)(E)	1,396	1,391
BX Trust, Ser 2024-FNX, Cl A
5.771%, TSFR1M + 1.442%, 11/15/2041(A)(E)	690	691
BX Trust, Ser 2024-VLT4, Cl B
6.270%, TSFR1M + 1.941%, 07/15/2029(A)(E)	1,500	1,494
BX Trust, Ser 2025-LUNR, Cl A
5.830%, TSFR1M + 1.500%, 06/09/2040(A)(E)	500	500
BX Trust, Ser 2025-TAIL, Cl A
5.700%, TSFR1M + 1.400%, 06/15/2035(A)(E)	500	501
BX, Ser 2021-MFM1, Cl C
5.644%, TSFR1M + 1.314%, 01/15/2034(A)(E)	700	698
CD Mortgage Trust, Ser 2016-CD1, Cl A3
2.459%, 08/10/2049	823	806
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 7A1
7.294%, 02/25/2037(A)	15	15

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 2A3
6.675%, 06/25/2035(A)	$190	$189
CHL Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	6	–
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(E)	62	57
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(E)	23	21
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(E)	92	79
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(E)	176	147
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(E)	40	37
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(E)	261	221
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(E)	270	230
COLT Mortgage Loan Trust, Ser 2022-7, Cl A1
5.162%, 04/25/2067(E)(F)	653	649
COLT Mortgage Loan Trust, Ser 2024-6, Cl A3
5.847%, 11/25/2069(E)(F)	922	920
COLT Mortgage Pass-Through Certificates, Ser 2021-1R, Cl A1
0.857%, 05/25/2065(A)(E)	82	74
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M1
6.422%, SOFR30A + 2.100%, 03/25/2042(A)(E)	437	444
Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M1
6.322%, SOFR30A + 2.000%, 03/25/2042(A)(E)	605	614
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2M2
7.322%, SOFR30A + 3.000%, 04/25/2042(A)(E)	1,000	1,027
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2M1
6.222%, SOFR30A + 1.900%, 04/25/2042(A)(E)	126	127
Connecticut Avenue Securities Trust, Ser 2022-R07, Cl 1M1
7.271%, SOFR30A + 2.950%, 06/25/2042(A)(E)	702	719

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2023-R01, Cl 1M1
6.721%, SOFR30A + 2.400%, 12/25/2042(A)(E)	$819	$837
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1
6.621%, SOFR30A + 2.300%, 05/25/2043(A)(E)	2,014	2,055
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M1
6.221%, SOFR30A + 1.900%, 06/25/2043(A)(E)	1,440	1,456
Connecticut Avenue Securities Trust, Ser 2023-R06, Cl 1M1
6.022%, SOFR30A + 1.700%, 07/25/2043(A)(E)	468	470
Connecticut Avenue Securities Trust, Ser 2023-R07, Cl 2M1
6.271%, SOFR30A + 1.950%, 09/25/2043(A)(E)	573	577
Connecticut Avenue Securities Trust, Ser 2024-R04, Cl 1M2
5.972%, SOFR30A + 1.650%, 05/25/2044(A)(E)	600	602
Cross Mortgage Trust, Ser 2023-H1, Cl A1
6.615%, 03/25/2068(E)(F)	1,243	1,250
Cross Mortgage Trust, Ser 2024-H2, Cl A3
6.518%, 04/25/2069(E)(F)	612	615
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2004-AR5, Cl 6A1
6.070%, 06/25/2034(A)	641	632
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(E)	108	86
CSMC, Ser 2021-NQM1, Cl A1
0.809%, 05/25/2065(A)(E)	86	78
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(E)	22	21
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(E)	38	33
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A3
1.260%, 04/25/2066(A)(E)	381	336
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A2
2.892%, 11/25/2059(A)(E)	207	195
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065(A)(E)	307	287
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066(A)(E)	25	21

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(E)	$73	$60
ELP Commercial Mortgage Trust, Ser 2021-ELP, Cl A
5.145%, TSFR1M + 0.815%, 11/15/2038(A)(E)	350	349
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
5.972%, SOFR30A + 1.650%, 01/25/2034(A)(E)	89	89
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M2
8.072%, SOFR30A + 3.750%, 02/25/2042(A)(E)	500	520
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl M1B
7.222%, SOFR30A + 2.900%, 04/25/2042(A)(E)	2,000	2,060
FHLMC STACR REMIC Trust, Ser 2022-HQA1, Cl M1A
6.422%, SOFR30A + 2.100%, 03/25/2042(A)(E)	584	587
FHLMC STACR REMIC Trust, Ser 2022-HQA2, Cl M1B
8.322%, SOFR30A + 4.000%, 07/25/2042(A)(E)	1,000	1,056
FHLMC STACR REMIC Trust, Ser 2022-HQA2, Cl M1A
6.972%, SOFR30A + 2.650%, 07/25/2042(A)(E)	124	127
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1B
7.421%, SOFR30A + 3.100%, 03/25/2043(A)(E)	2,000	2,085
FHLMC STACR REMIC Trust, Ser 2023-DNA2, Cl M1B
7.571%, SOFR30A + 3.250%, 04/25/2043(A)(E)	1,000	1,048
FHLMC STACR REMIC Trust, Ser 2023-DNA2, Cl M1A
6.421%, SOFR30A + 2.100%, 04/25/2043(A)(E)	730	743
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1A
6.322%, SOFR30A + 2.000%, 05/25/2043(A)(E)	1,099	1,110
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1B
7.822%, SOFR30A + 3.500%, 05/25/2043(A)(E)	2,000	2,110

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2023-HQA2, Cl M1A
6.322%, SOFR30A + 2.000%, 06/25/2043(A)(E)	$432	$434
FHLMC STACR REMIC Trust, Ser 2023-HQA3, Cl A1
6.172%, SOFR30A + 1.850%, 11/25/2043(A)(E)	913	924
FHLMC STACR REMIC Trust, Ser 2024-HQA1, Cl M2
6.322%, SOFR30A + 2.000%, 03/25/2044(A)(E)	250	252
FHLMC STACR REMIC Trust, Ser 2024-HQA1, Cl A1
5.572%, SOFR30A + 1.250%, 03/25/2044(A)(E)	1,700	1,704
FHLMC STACR REMIC Trust, Ser 2024-HQA2, Cl A1
5.572%, SOFR30A + 1.250%, 08/25/2044(A)(E)	462	464
FHLMC STACR REMIC Trust, Ser 2025-DNA2, Cl M1
5.531%, SOFR30A + 1.200%, 05/25/2045(A)(E)	500	505
FHLMC STACR REMIC Trust, Ser 2025-HQA1, Cl M1
5.472%, SOFR30A + 1.150%, 02/25/2045(A)(E)	877	876
Fontainebleau Miami Beach Mortgage Trust, Ser 2024-FBLU, Cl A
5.779%, TSFR1M + 1.450%, 12/15/2039(A)(E)	1,000	995
FS Commercial Mortgage Trust, Ser 2023-4SZN, Cl A
7.066%, 11/10/2039(E)	600	616
GCAT Trust, Ser 2020-NQM2, Cl A1
2.555%, 04/25/2065(E)(F)	29	28
GCAT Trust, Ser 2021-CM1, Cl A
2.469%, 04/25/2065(A)(E)	104	99
GCAT Trust, Ser 2021-NQM1, Cl A1
0.874%, 01/25/2066(A)(E)	55	47
GCAT Trust, Ser 2021-NQM5, Cl A1
1.262%, 07/25/2066(A)(E)	400	334
GCAT Trust, Ser 2025-NQM2, Cl A1
5.604%, 04/25/2070(E)(F)	500	500
GS Mortgage Securities Trust, Ser 2020-DUNE, Cl B
5.950%, TSFR1M + 1.614%, 12/15/2036(A)(E)	462	458
GS Mortgage Securities Trust, Ser 2021-STAR, Cl B
5.850%, TSFR1M + 1.514%, 12/15/2036(A)(E)	1,000	995

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust, Ser 2021-NQM1, Cl A2
1.275%, 07/25/2061(A)(E)	$605	$542
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
6.922%, 01/25/2035(A)	27	25
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
4.443%, 04/25/2035(A)	107	92
GWT, Ser 2024-WLF2, Cl B
6.469%, TSFR1M + 2.141%, 05/15/2041(A)(E)	1,000	999
GWT, Ser 2024-WLF2, Cl A
6.020%, TSFR1M + 1.691%, 05/15/2041(A)(E)	500	500
HarborView Mortgage Loan Trust, Ser 2004-6, Cl 4A
6.349%, 08/19/2034(A)	481	471
Hawaii Hotel Trust, Ser 2025-MAUI, Cl B
6.071%, TSFR1M + 1.742%, 03/15/2042(A)(E)	1,000	995
HILT COMMERCIAL MORTGAGE TRUST, Ser 2024-ORL, Cl B
6.269%, TSFR1M + 1.941%, 05/15/2037(A)(E)	1,000	998
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(E)	143	124
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(E)	114	96
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(E)	118	102
Imperial Fund Mortgage Trust, Ser 2022-NQM5, Cl A3
6.250%, 08/25/2067(E)(F)	280	280
INTOWN Mortgage Trust, Ser 2025-STAY, Cl A
5.679%, TSFR1M + 1.350%, 03/15/2042(A)(E)	1,500	1,492
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser 2024-OMNI, Cl A
5.797%, 10/05/2039(A)(E)	500	506
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-NNN, Cl XAFX, IO
1.876%, 01/16/2037(A)(E)	12,500	344
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A2
5.736%, 06/25/2035(A)	125	125
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 4A2
7.128%, 07/25/2035(A)	97	98

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 5A2
6.376%, 07/25/2035(A)	$161	$163
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
5.189%, TSFR1M + 0.864%, 04/25/2046(A)(E)	42	41
Life Mortgage Trust, Ser 2022-BMR2, Cl A1
5.624%, TSFR1M + 1.295%, 05/15/2039(A)(E)	1,000	970
Manhattan West Mortgage Trust, Ser 2020-1MW, Cl A
2.130%, 09/10/2039(E)	500	469
MED Commercial Mortgage Trust, Ser 2024-MOB, Cl A
5.920%, TSFR1M + 1.592%, 05/15/2041(A)(E)	1,500	1,494
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
5.124%, 10/20/2029(A)	52	51
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
5.419%, 12/25/2034(A)	298	280
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A3
5.578%, 02/25/2035(A)	286	254
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A5
5.578%, 02/25/2035(A)	212	201
Merrill Lynch Mortgage Investors Trust, Ser 2005-A4, Cl 1A
5.455%, 07/25/2035(A)	226	94
Merrill Lynch Mortgage Investors Trust, Ser 2007-1, Cl 2A1
6.701%, 01/25/2037(A)	134	134
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(E)	85	81
MF1, Ser 2022-FL8, Cl A
5.674%, TSFR1M + 1.350%, 02/19/2037(A)(E)	182	181
MFA Trust, Ser 2020-NQM1, Cl A3
3.300%, 08/25/2049(A)(E)	484	455
MFA Trust, Ser 2020-NQM1, Cl A1
2.479%, 03/25/2065(A)(E)	316	304
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065(A)(E)	22	20
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(E)	28	27
MFA Trust, Ser 2021-NQM1, Cl A1
1.153%, 04/25/2065(A)(E)	59	56
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(E)	88	77

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MHP, Ser 2021-STOR, Cl A
5.144%, TSFR1M + 0.814%, 07/15/2038(A)(E)	$105	$105
MHP, Ser 2022-MHIL, Cl B
5.443%, TSFR1M + 1.114%, 01/15/2039(A)(E)	800	796
MHP, Ser 2022-MHIL, Cl A
5.143%, TSFR1M + 0.815%, 01/15/2039(A)(E)	68	68
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061(A)(E)	3	3
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(E)	47	45
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
5.862%, 11/25/2034(A)	505	484
Morgan Stanley Mortgage Loan Trust, Ser 2004-5AR, Cl 3A1
5.376%, 07/25/2034(A)	164	162
Morgan Stanley Mortgage Loan Trust, Ser 2004-8AR, Cl 4A2
5.747%, 10/25/2034(A)	344	335
Neighborly Issuer LLC, Ser 2023-1A, Cl A2
7.308%, 01/30/2053(E)	978	989
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(E)	86	83
New Residential Mortgage Loan Trust, Ser 2017-5A, Cl A1
5.939%, TSFR1M + 1.614%, 06/25/2057(A)(E)	658	667
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(E)	227	219
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1A
4.000%, 12/25/2057(A)(E)	336	325
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1S
5.189%, TSFR1M + 0.864%, 01/25/2048(A)(E)	1,084	1,061
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1M
5.339%, TSFR1M + 1.014%, 01/25/2048(A)(E)	671	657
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl B1
5.489%, TSFR1M + 1.164%, 01/25/2048(A)(E)	1,496	1,497
New Residential Mortgage Loan Trust, Ser 2020-NQM1, Cl A1
2.464%, 01/26/2060(A)(E)	53	50

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(E)	$14	$13
New Residential Mortgage Loan Trust, Ser 2021-NQ2R, Cl A1
0.941%, 10/25/2058(A)(E)	28	27
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(E)	186	161
NYC Commercial Mortgage Trust, Ser 2025-3BP, Cl B
6.021%, TSFR1M + 1.692%, 02/15/2042(A)(E)	1,000	991
OBX Trust, Ser 2018-1, Cl A2
5.089%, TSFR1M + 0.764%, 06/25/2057(A)(E)	476	467
OBX Trust, Ser 2020-INV1, Cl A11
5.341%, TSFR1M + 1.014%, 12/25/2049(A)(E)	267	254
OBX Trust, Ser 2023-NQM8, Cl A1
7.045%, 09/25/2063(E)(F)	523	530
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
6.240%, 12/25/2038(A)	416	203
Residential Mortgage Loan Trust, Ser 2019-3, Cl B2
5.664%, 09/25/2059(A)(E)	500	486
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(E)	4	4
SG Residential Mortgage Trust, Ser 2021-2, Cl A1
1.737%, 12/25/2061(A)(E)	1,397	1,191
SHR Trust, Ser 2024-LXRY, Cl A
6.279%, TSFR1M + 1.950%, 10/15/2041(A)(E)	1,000	1,001
SMRT, Ser 2022-MINI, Cl B
5.679%, TSFR1M + 1.350%, 01/15/2039(A)(E)	500	495
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(E)	58	54
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(E)	6	6
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(E)	220	210
Starwood Mortgage Residential Trust, Ser 2021-2, Cl A1
0.943%, 05/25/2065(A)(E)	27	25
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A1
1.127%, 06/25/2056(A)(E)	113	95

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
4.564%, 04/25/2035(A)	$446	$404
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl B
6.171%, TSFR1M + 1.842%, 02/15/2042(A)(E)	1,000	989
TEXAS Commercial Mortgage Trust, Ser 2025-TWR, Cl A
5.622%, TSFR1M + 1.293%, 04/15/2042(A)(E)	1,250	1,244
Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
5.665%, 04/25/2045(A)	452	440
Toorak Mortgage Trust, Ser 2024-RRTL2, Cl A1
5.504%, 09/25/2039(E)(F)	800	796
Toorak Trust, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(E)	916	810
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(E)	72	70
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2
6.339%, TSFR1M + 2.014%, 05/25/2058(A)(E)	3,000	3,033
Towd Point Mortgage Trust, Ser 2021-SJ2, Cl A1A
2.250%, 12/25/2061(A)(E)	699	675
Towd Point Mortgage Trust, Ser 2024-1, Cl A1
4.827%, 03/25/2064(A)(E)	786	793
Velocity Commercial Capital Loan Trust, Ser 2020-1, Cl AFX
2.610%, 02/25/2050(A)(E)	476	429
Velocity Commercial Capital Loan Trust, Ser 2021-1, Cl A
1.400%, 05/25/2051(A)(E)	551	477
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060(E)(F)	6	6
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 05/25/2065(E)(F)	10	10
Verus Securitization Trust, Ser 2020-5, Cl A3
2.733%, 05/25/2065(E)(F)	546	526
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(E)	48	43
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(E)	109	96
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(E)	68	60
Verus Securitization Trust, Ser 2021-4, Cl A2
1.247%, 07/25/2066(A)(E)	545	451

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(A)(E)	$106	$88
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(E)	568	523
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(E)	51	48
Verus Securitization Trust, Ser 2023-3, Cl A1
5.930%, 03/25/2068(E)(F)	603	603
Verus Securitization Trust, Ser 2024-2, Cl A3
6.501%, 02/25/2069(E)(F)	569	573
Verus Securitization Trust, Ser 2024-7, Cl A3
5.400%, 09/25/2069(E)(F)	445	443
Visio Trust, Ser 2020-1, Cl A3
3.521%, 08/25/2055(A)(E)	230	217
Visio Trust, Ser 2020-1R, Cl A2
1.567%, 11/25/2055(E)	188	179
Visio Trust, Ser 2021-1R, Cl A1
1.280%, 05/25/2056(E)	608	561
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
6.501%, 10/25/2033(A)	387	373
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
6.565%, 08/25/2033(A)	374	372
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR11, Cl A
6.929%, 10/25/2034(A)	260	253
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, Cl A1
5.326%, 01/25/2035(A)	725	680
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR2, Cl A
5.897%, 12MTA + 1.400%, 04/25/2044(A)	1,068	1,037
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR9, Cl A7
5.987%, 08/25/2034(A)	1,119	1,090
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
7.490%, 07/25/2034(A)	62	63
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
7.300%, 10/25/2034(A)	410	405

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WMRK Commercial Mortgage Trust, Ser 2022-WMRK, Cl A
7.118%, TSFR1M + 2.789%, 11/15/2027(A)(E)	$1,385	$1,385

		107,537
Total Mortgage-Backed Securities
(Cost $114,299) ($ Thousands)		112,700

CORPORATE OBLIGATIONS — 5.0%
Communication Services — 0.1%
Level 3 Financing
11.000%, 11/15/2029 (E)	200	227
Univision Communications
8.000%, 08/15/2028 (E)	300	300

		527

Consumer Discretionary — 0.5%
AutoZone
5.050%, 07/15/2026	150	151
BMW US Capital LLC
1.250%, 08/12/2026 (E)	250	241
Caesars Entertainment
7.000%, 02/15/2030 (E)	300	308
Churchill Downs
4.750%, 01/15/2028 (E)	200	195
Hyundai Capital America
5.450%, 06/24/2026 (E)	125	126
Mercedes-Benz Finance North America LLC
4.875%, 07/31/2026 (E)	250	251
QXO Building Products
6.750%, 04/30/2032 (E)	135	138
Specialty Building Products Holdings LLC
7.750%, 10/15/2029 (E)	425	407
Toyota Motor Credit
4.500%, 05/14/2027	175	175

		1,992

Consumer Staples — 0.1%
Mars
4.450%, 03/01/2027 (E)	245	245
PeaceHealth Obligated Group
1.375%, 11/15/2025	325	320

		565

Energy — 0.2%
Ascent Resources Utica Holdings LLC
6.625%, 10/15/2032 (E)	266	268
Gray Oak Pipeline LLC
2.600%, 10/15/2025 (E)	300	296

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ONEOK
5.550%, 11/01/2026	$200	$202
Williams
5.400%, 03/02/2026	125	126

		892

Financials — 2.2%
Alliant Holdings Intermediate LLC
4.250%, 10/15/2027 (E)	500	486
Athene Global Funding
5.684%, 02/23/2026 (E)	100	101
5.349%, 07/09/2027 (E)	90	91
Bank of America
5.650%, 08/18/2025	250	250
4.623%, SOFRRATE + 1.110%, 05/09/2029 (A)	125	125
Bank of America MTN
3.500%, 04/19/2026	200	198
Bank of Nova Scotia
5.450%, 06/12/2025	125	125
1.300%, 06/11/2025	175	175
BroadStreet Partners
5.875%, 04/15/2029 (E)	600	591
Brookfield Property
4.500%, 04/01/2027 (E)	292	284
Canadian Imperial Bank of Commerce
5.237%, 06/28/2027	90	91
Citigroup
5.610%, SOFRRATE + 1.546%, 09/29/2026 (A)	225	225
4.400%, 06/10/2025	200	200
Cooperatieve Rabobank UA
4.372%, 05/27/2027	250	251
Danske Bank MTN
6.259%, H15T1Y + 1.180%, 09/22/2026 (A)(E)	200	201
Deutsche Bank NY
5.582%, SOFRRATE + 1.219%, 11/16/2027 (A)	325	324
Equitable Financial Life Global Funding
1.400%, 07/07/2025 (E)	125	125
Focus Financial Partners LLC
6.750%, 09/15/2031 (E)	270	273
Goldman Sachs Bank USA NY
5.414%, SOFRRATE + 0.750%, 05/21/2027 (A)	125	126
Goldman Sachs Group
5.798%, SOFRRATE + 1.075%, 08/10/2026 (A)	175	175
JPMorgan Chase
5.240%, SOFRRATE + 0.885%, 04/22/2027 (A)	475	476

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.045%, SOFRRATE + 0.800%, 11/19/2026 (A)	$225	$221
Lincoln Financial Global Funding
4.625%, 05/28/2028 (E)	150	150
Morgan Stanley
0.985%, SOFRRATE + 0.720%, 12/10/2026 (A)	225	220
Morgan Stanley MTN
4.000%, 07/23/2025	200	200
Nasdaq
5.650%, 06/28/2025	101	101
Nationwide Building Society MTN
3.900%, 07/21/2025 (E)	250	250
Pacific Life Global Funding II
5.500%, 08/28/2026 (E)	125	127
PNC Bank
4.775%, SOFRRATE + 0.504%, 01/15/2027 (A)	250	250
Principal Life Global Funding II
3.000%, 04/18/2026 (E)	250	247
Royal Bank of Canada MTN
1.150%, 06/10/2025	250	250
Ryan Specialty LLC
5.875%, 08/01/2032 (E)	146	145
Truist Bank
4.671%, SOFRRATE + 0.590%, 05/20/2027 (A)	250	250
UBS
4.864%, SOFRRATE + 0.720%, 01/10/2028 (A)	250	251
1.250%, 06/01/2026	275	267
USI
7.500%, 01/15/2032 (E)	500	524
Wells Fargo Bank
5.550%, 08/01/2025	250	250
4.811%, 01/15/2026	250	251
WEX
6.500%, 03/15/2033 (E)	250	247

		9,094

Health Care — 0.2%
Grifols
4.750%, 10/15/2028 (E)	400	380
Medline Borrower LP
3.875%, 04/01/2029 (E)	125	118
Stryker
4.550%, 02/10/2027	150	151

		649

Industrials — 0.7%
Air Lease MTN
2.875%, 01/15/2026	250	247

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Airlines
5.500%, 04/20/2026 (E)	$67	$66
Caterpillar Financial Services
4.500%, 01/07/2027	150	151
Clean Harbors
4.875%, 07/15/2027 (E)	489	484
CP Atlas Buyer
7.000%, 12/01/2028 (E)	400	332
John Deere Capital
4.500%, 01/08/2027	150	151
SS&C Technologies
5.500%, 09/30/2027 (E)	300	300
Trident TPI Holdings
12.750%, 12/31/2028 (E)	675	706
Wilsonart LLC
11.000%, 08/15/2032 (E)	299	263

		2,700

Information Technology — 0.1%
Diebold Nixdorf
7.750%, 03/31/2030 (E)	500	525

Materials — 0.4%
International Flavors and Fragrances
1.230%, 10/01/2025 (E)	62	61
Kobe US Midco 2
9.250%cash/0% PIK, 11/01/2026 (E)	992	879
OCI
6.700%, 03/16/2033 (E)	499	546

		1,486

Real Estate — 0.2%
ERP Operating
3.375%, 06/01/2025	125	125
Iron Mountain
4.875%, 09/15/2027 (E)	500	494

		619

Utilities — 0.3%
Alliant Energy Finance LLC
5.400%, 06/06/2027 (E)	100	101
American Electric Power
5.699%, 08/15/2025	150	150
Consumers Securitization Funding LLC
5.550%, 03/01/2028	42	42
DTE Electric
4.250%, 05/14/2027	80	80
Duke Energy
5.000%, 12/08/2025	250	250
Emera US Finance
3.550%, 06/15/2026	125	123

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Georgia Power
4.636%, SOFRINDX + 0.280%, 09/15/2026 (A)	$275	$275
Spire
5.300%, 03/01/2026	150	151

		1,172

Total Corporate Obligations
(Cost $20,410) ($ Thousands)		20,221

U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Bills
4.263%, 07/15/2025 (G)	1,000	995
4.263%, 07/22/2025 (G)	1,000	994
4.249%, 06/03/2025 (G)	2,475	2,475
4.246%, 12/26/2025 (G)	525	512
4.223%, 02/19/2026 (G)(H)	525	510

Total U.S. Treasury Obligations
(Cost $5,485) ($ Thousands)		5,486

	Number of Warrants
WARRANTS — 0.2%
Air Methods
Strike Price $– *‡‡(C)(I)	5,986	820

Total Warrants
(Cost $111) ($ Thousands)		820

	Face Amount (Thousands)
COMMERCIAL PAPER — 0.2%
Commercial Paper — 0.2%
ANZ Group Holdings LTD
0.000%, 08/27/2025 (D)	325	325
Toyota Motor Credit Corp
4.446%, 07/28/2025 (G)	325	323

		648

Total Commercial Paper
(Cost $648) ($ Thousands)		648

	Shares
COMMON STOCK — 0.1%
Air Methods *(C)(I)	2,388	327
TMK Hawk Parent Corp. *(C)(I)	7,227	76

Total Common Stock
(Cost $109) ($ Thousands)		403

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BOND — 0.0%
New Jersey — 0.0%
New Jersey Transportation Trust Fund Authority, Ser BB, RB
5.093%, 06/15/2025	$120	$120

Total Municipal Bond

(Cost $120) ($ Thousands)		120

	Shares
CASH EQUIVALENT — 4.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	16,675,286	16,675
Total Cash Equivalent
(Cost $16,675) ($ Thousands)		16,675
	Face Amount (Thousands)
REPURCHASE AGREEMENT(J) — 2.0%
BNP Paribas
4.340%, dated 05/30/2025 to be repurchased on 06/02/2025, repurchase price $8,202,966 (collateralized by various U.S. Government Obligations, ranging in par value $1,000 - $9,924,350, 1.974% - 7.497%, 11/01/2025 – 06/01/2055; with total market value $8,332,047)	$8,200	8,200
Total Repurchase Agreement
(Cost $8,200) ($ Thousands)		8,200

Total Investments in Securities — 101.5%
(Cost $414,838) ($ Thousands)		$412,848

A list of the open futures contracts held by the Fund at May 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Short Contracts
U.S. 2-Year Treasury Note	(17)	Sep-2025	$(3,524)	$(3,526)	$(2)
U.S. 10-Year Treasury Note	(35)	Sep-2025	(3,860)	(3,876)	(16)
			$(7,384)	$(7,402)	$(18)

SEI Institutional Investments Trust

Percentages are based on Net Assets of $406,809 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2025.
†	Investment in Affiliated Security (see Note 6).
‡‡	Expiration date not available.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Unsettled bank loan. Interest rate may not be available.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	No interest rate available.
(E)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2025, the value of these securities amounted to $201,026 ($ Thousands), representing 49.4% of the Net Assets of the Fund.

(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(G)	Interest rate represents the security's effective yield at the time of purchase.
(H)	Security, or a portion thereof, has been pledged as collateral on open futures contracts. The total market value of such securities as of May 31, 2025 was $102 ($ Thousands).
(I)

Security considered restricted, excluding 144A. The total market value of such securities as of May 31, 2025 was $1,223 ($ Thousands) and represented 0.3% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(J)	Tri-Party Repurchase Agreement.

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Loan Participations	–	122,151	7,447	129,598
Asset-Backed Securities	–	117,977	–	117,977
Mortgage-Backed Securities	–	112,700	–	112,700
Corporate Obligations	–	20,221	–	20,221
U.S. Treasury Obligations	–	5,486	–	5,486
Warrants	–	–	820	820
Commercial Paper	–	648	–	648
Common Stock	–	–	403	403
Municipal Bond	–	120	–	120
Cash Equivalent	16,675	–	–	16,675
Repurchase Agreement	–	8,200	–	8,200
Total Investments in Securities	16,675	387,503	8,670	412,848

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*		–	–
Unrealized Depreciation	(18)	–	–	(18)
Total Other Financial Instruments	(18)	–		(18)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Loan Participations	Investments in Warrants	Investments in Common Stock
Balance as of May 31, 2024	$10,689	$348	$216
Accrued discounts/premiums	(15)	–	–
Realized gain/(loss)	(30)	–	–
Change in unrealized appreciation/(depreciation)	60	472	187
Purchases	1,497	–	–
Sales	(5,645)	–	–
Net transfer into Level 3	5,623	–	–
Net transfer out of Level 3	(4,732)	–	–
Ending Balance as of May 31, 2025(1)	$7,447	$820	$403
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$37	$472	$187

(1) Of the $8,670 ($ Thousands) in Level 3 securities as of May 31, 2025, $1,576 ($ Thousands) or 0.4% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

For the year ended May 31, 2025, transfers in or out of Level 3 were due to the availability or lack of availability of observable inputs to determine fair value.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Opportunistic Income Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$18,309	$224,616	$(226,250)	$—	$—	$16,675	$691	$—

A list of the restricted securities, excluding 144a, held by the Fund at May 31, 2025, is as follows:

Description	Number of Warrants/Shares	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Warrant
Air Methods	5,986	3/27/2024	$111	$820
Common Stock
Air Methods	2,388	1/8/2024	33	327
TMK Hawk Parent Corp.	7,227	4/1/2024	77	76
			$221	$1,223

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 41.9%
Agency Mortgage-Backed Obligations — 37.0%
FHLMC
7.500%, 08/01/2030 to 06/01/2032	$33	$35
7.000%, 09/01/2025 to 03/01/2039	25	26
6.500%, 10/01/2031 to 03/01/2055	15,073	15,751
6.000%, 08/01/2038 to 05/01/2055	98,574	100,354
5.500%, 02/01/2035 to 05/01/2055	78,668	78,262
5.000%, 08/01/2033 to 05/01/2055	52,103	50,589
4.500%, 11/01/2025 to 08/01/2053	43,578	41,368
4.000%, 09/01/2040 to 02/01/2053	37,823	35,144
3.500%, 04/01/2033 to 11/01/2052	50,957	45,891
3.000%, 08/01/2031 to 06/01/2052	114,144	98,871
2.500%, 10/01/2031 to 07/01/2052	228,550	192,723
2.000%, 11/01/2030 to 05/01/2052	161,355	131,100
FHLMC ARM
7.330%, RFUCCT1Y + 2.330%, 05/01/2036(A)	23	24
7.200%, RFUCCT1Y + 1.595%, 10/01/2036(A)	9	9
6.797%, RFUCCT1Y + 1.926%, 12/01/2036(A)	25	26
5.450%, SOFR30A + 2.090%, 05/01/2055(A)	850	856
4.909%, RFUCCT1Y + 1.640%, 11/01/2048(A)	692	718
4.858%, SOFR30A + 2.246%, 06/01/2055(A)	7,838	7,756
4.843%, SOFR30A + 2.153%, 01/01/2055(A)	2,479	2,482
4.616%, SOFR30A + 2.352%, 03/01/2053(A)	3,074	3,015
4.222%, SOFR30A + 2.305%, 05/01/2053(A)	3,385	3,340
3.952%, SOFR30A + 2.140%, 08/01/2052(A)	1,249	1,200
3.340%, RFUCCT1Y + 1.619%, 11/01/2047(A)	718	727
3.107%, RFUCCT1Y + 1.621%, 02/01/2050(A)	1,877	1,869
3.008%, RFUCCT1Y + 1.627%, 11/01/2048(A)	2,161	2,111
2.835%, RFUCCT1Y + 1.634%, 12/01/2050(A)	169	160
2.576%, H15T5Y + 1.288%, 03/01/2047(A)	365	348
FHLMC Multiclass Certificates, Ser 2020-RR02, Cl BX, IO
1.666%, 08/27/2028(A)	2,000	88
FHLMC Multiclass Certificates, Ser 2021-P009, Cl A2
1.878%, 01/25/2031	975	857
FHLMC Multifamily Structured Pass Through Certificates, Ser 151, Cl X1, IO
0.181%, 10/25/2032(A)	18,964	268

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass Through Certificates, Ser 1519, Cl X1, IO
0.590%, 12/25/2035(A)	$16,287	$692
FHLMC Multifamily Structured Pass Through Certificates, Ser 152, Cl X1, IO
0.154%, 11/25/2032(A)	15,282	196
FHLMC Multifamily Structured Pass Through Certificates, Ser 1520, Cl X1, IO
0.470%, 02/25/2036(A)	4,956	170
FHLMC Multifamily Structured Pass Through Certificates, Ser 154, Cl X1, IO
0.353%, 01/25/2033(A)	6,796	174
FHLMC Multifamily Structured Pass Through Certificates, Ser K093, Cl X1, IO
0.940%, 05/25/2029(A)	3,677	114
FHLMC Multifamily Structured Pass Through Certificates, Ser K094, Cl XAM, IO
1.146%, 06/25/2029(A)	6,800	287
FHLMC Multifamily Structured Pass Through Certificates, Ser K094, Cl X1, IO
0.874%, 06/25/2029(A)	2,927	88
FHLMC Multifamily Structured Pass Through Certificates, Ser K106, Cl X1, IO
1.316%, 01/25/2030(A)	3,275	169
FHLMC Multifamily Structured Pass Through Certificates, Ser K120, Cl X1, IO
1.030%, 10/25/2030(A)	5,393	236
FHLMC Multifamily Structured Pass Through Certificates, Ser K128, Cl X1, IO
0.511%, 03/25/2031(A)	17,865	426
FHLMC Multifamily Structured Pass Through Certificates, Ser K133, Cl X1, IO
0.345%, 09/25/2031(A)	15,573	290
FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Cl X1, IO
0.394%, 12/25/2031(A)	8,718	160
FHLMC Multifamily Structured Pass Through Certificates, Ser K142, Cl X1, IO
0.297%, 03/25/2032(A)	6,785	122
FHLMC Multifamily Structured Pass Through Certificates, Ser K143, Cl X1, IO
0.343%, 04/25/2055(A)	6,971	146
FHLMC Multifamily Structured Pass Through Certificates, Ser K145, Cl X1, IO
0.316%, 05/25/2032(A)	7,969	160
FHLMC Multifamily Structured Pass Through Certificates, Ser K147, Cl X1, IO
0.359%, 06/25/2032(A)	11,448	270
FHLMC Multifamily Structured Pass Through Certificates, Ser K149, Cl X1, IO
0.265%, 08/25/2032(A)	11,244	211

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass Through Certificates, Ser K540, Cl AS
4.871%, SOFR30A + 0.520%, 11/25/2029(A)	$1,935	$1,936
FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Cl X1, IO
0.768%, 03/25/2028(A)	6,105	75
FHLMC Multifamily Structured Pass Through Certificates, Ser K745, Cl A1
0.836%, 06/25/2028	810	796
FHLMC Multifamily Structured Pass Through Certificates, Ser KC05, Cl X1, IO
1.204%, 06/25/2027(A)	1,435	21
FHLMC Multifamily Structured Pass Through Certificates, Ser Q032, Cl A
4.950%, 10/25/2057(A)	2,404	2,418
FHLMC Reference REMIC CMO, Ser 2006-R006, Cl ZA
6.000%, 04/15/2036	395	416
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	350	363
FHLMC REMIC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	3	3
FHLMC REMIC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	25	25
FHLMC REMIC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	10	11
FHLMC REMIC CMO, Ser 2003-2671, Cl S
6.606%, 09/15/2033(A)	15	16
FHLMC REMIC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	32	31
FHLMC REMIC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	74	75
FHLMC REMIC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037(B)(C)	2	1
FHLMC REMIC CMO, Ser 2009-3546, Cl A
6.833%, 02/15/2039(A)	21	22
FHLMC REMIC CMO, Ser 2010-3693, Cl FC
4.947%, SOFR30A + 0.614%, 07/15/2040(A)	470	464
FHLMC REMIC CMO, Ser 2011-3866, Cl SA, IO
1.503%, 05/15/2041(A)	205	15
FHLMC REMIC CMO, Ser 2011-3919, Cl FA
4.947%, SOFR30A + 0.614%, 09/15/2041(A)	457	451
FHLMC REMIC CMO, Ser 2011-3958, Cl AF
4.897%, SOFR30A + 0.564%, 11/15/2041(A)	425	419
FHLMC REMIC CMO, Ser 2011-3975, Cl FA
4.937%, SOFR30A + 0.604%, 12/15/2041(A)	397	392

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2012-3990, Cl FG
4.897%, SOFR30A + 0.564%, 01/15/2042(A)	$498	$491
FHLMC REMIC CMO, Ser 2012-4010, Cl KM
3.000%, 01/15/2042	154	146
FHLMC REMIC CMO, Ser 2012-4030, Cl HS, IO
2.163%, 04/15/2042(A)	20	2
FHLMC REMIC CMO, Ser 2012-4059, Cl FP
4.897%, SOFR30A + 0.564%, 06/15/2042(A)	566	558
FHLMC REMIC CMO, Ser 2012-4091, Cl BX
3.250%, 10/15/2041	950	884
FHLMC REMIC CMO, Ser 2012-4091, Cl FN
4.847%, SOFR30A + 0.514%, 08/15/2042(A)	551	541
FHLMC REMIC CMO, Ser 2012-4091, Cl MX
3.250%, 02/15/2042	744	688
FHLMC REMIC CMO, Ser 2012-4091, Cl EX
3.375%, 07/15/2042	615	572
FHLMC REMIC CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	493	479
FHLMC REMIC CMO, Ser 2012-4117, Cl HB
2.500%, 10/15/2042	650	573
FHLMC REMIC CMO, Ser 2012-4122, Cl FP
4.847%, SOFR30A + 0.514%, 10/15/2042(A)	659	646
FHLMC REMIC CMO, Ser 2013-4160, Cl HP
2.500%, 01/15/2033	682	650
FHLMC REMIC CMO, Ser 2013-4161, Cl BA
2.500%, 12/15/2041	1,062	1,035
FHLMC REMIC CMO, Ser 2013-4184, Cl FN
4.797%, SOFR30A + 0.464%, 03/15/2043(A)	366	359
FHLMC REMIC CMO, Ser 2013-4205, Cl PA
1.750%, 05/15/2043	463	395
FHLMC REMIC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	533	429
FHLMC REMIC CMO, Ser 2013-4240, Cl FA
4.947%, SOFR30A + 0.614%, 08/15/2043(A)	1,774	1,740
FHLMC REMIC CMO, Ser 2013-4281, Cl FA
4.847%, SOFR30A + 0.514%, 12/15/2043(A)	332	328
FHLMC REMIC CMO, Ser 2013-4286, Cl VF
4.897%, SOFR30A + 0.564%, 12/15/2043(A)	1,316	1,292
FHLMC REMIC CMO, Ser 2014-4303, Cl FA
4.797%, SOFR30A + 0.464%, 02/15/2044(A)	516	504
FHLMC REMIC CMO, Ser 2015-4427, Cl CE
3.000%, 02/15/2034	183	180

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2015-4446, Cl CP
2.250%, 03/15/2045	$794	$701
FHLMC REMIC CMO, Ser 2015-4527, Cl GA
3.000%, 02/15/2044	1,296	1,238
FHLMC REMIC CMO, Ser 2015-4533, Cl AB
3.000%, 06/15/2044	1,872	1,791
FHLMC REMIC CMO, Ser 2016-4582, Cl HA
3.000%, 09/15/2045	3,008	2,835
FHLMC REMIC CMO, Ser 2016-4587, Cl AF
4.797%, SOFR30A + 0.464%, 06/15/2046(A)	987	977
FHLMC REMIC CMO, Ser 2016-4604, Cl FB
4.847%, SOFR30A + 0.514%, 08/15/2046(A)	2,363	2,327
FHLMC REMIC CMO, Ser 2016-4611, Cl BF
4.847%, SOFR30A + 0.514%, 06/15/2041(A)	5,889	5,832
FHLMC REMIC CMO, Ser 2016-4620, Cl LF
4.847%, SOFR30A + 0.514%, 10/15/2046(A)	1,009	996
FHLMC REMIC CMO, Ser 2016-4628, Cl KF
4.947%, SOFR30A + 0.614%, 01/15/2055(A)	928	904
FHLMC REMIC CMO, Ser 2017-4709, Cl FA
4.747%, SOFR30A + 0.414%, 08/15/2047(A)	619	608
FHLMC REMIC CMO, Ser 2017-4719, Cl LM
3.000%, 09/15/2047	679	602
FHLMC REMIC CMO, Ser 2017-4719, Cl LA
3.500%, 09/15/2047	1,036	950
FHLMC REMIC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	1,069	970
FHLMC REMIC CMO, Ser 2018-4753, Cl BD
3.000%, 01/15/2048	715	637
FHLMC REMIC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	250	214
FHLMC REMIC CMO, Ser 2018-4826, Cl KF
4.747%, SOFR30A + 0.414%, 09/15/2048(A)	588	572
FHLMC REMIC CMO, Ser 2018-4854, Cl FB
4.747%, SOFR30A + 0.414%, 01/15/2049(A)	1,591	1,564
FHLMC REMIC CMO, Ser 2018-4857, Cl JA
3.350%, 01/15/2049	2,573	2,443
FHLMC REMIC CMO, Ser 2019-4879, Cl BC
3.000%, 04/15/2049	109	97
FHLMC REMIC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	974	889
FHLMC REMIC CMO, Ser 2019-4903, Cl NF
4.837%, SOFR30A + 0.514%, 08/25/2049(A)	534	522
FHLMC REMIC CMO, Ser 2019-4927, Cl BG
3.000%, 11/25/2049	1,185	1,086

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2019-4937, Cl MD
2.500%, 10/25/2049	$1,173	$1,034
FHLMC REMIC CMO, Ser 2019-4940, Cl AG
3.000%, 05/15/2040	727	684
FHLMC REMIC CMO, Ser 2019-4941, Cl GA
2.000%, 12/15/2047	678	565
FHLMC REMIC CMO, Ser 2020-4954, Cl LB
2.500%, 02/25/2050	494	430
FHLMC REMIC CMO, Ser 2020-4957, Cl MY
3.000%, 02/25/2050	790	646
FHLMC REMIC CMO, Ser 2020-4980, Cl KI, IO
4.500%, 06/25/2050	3,509	813
FHLMC REMIC CMO, Ser 2020-4988, Cl KF
4.787%, SOFR30A + 0.464%, 07/25/2050(A)	943	933
FHLMC REMIC CMO, Ser 2020-4991, Cl QV
2.000%, 09/25/2045	448	370
FHLMC REMIC CMO, Ser 2020-4993, Cl KF
4.887%, SOFR30A + 0.564%, 07/25/2050(A)	5,400	5,161
FHLMC REMIC CMO, Ser 2020-4995, Cl IC, IO
4.500%, 07/25/2050	1,442	221
FHLMC REMIC CMO, Ser 2020-5004, Cl FM
4.787%, SOFR30A + 0.464%, 08/25/2050(A)	1,093	1,035
FHLMC REMIC CMO, Ser 2020-5012, Cl BI, IO
4.000%, 09/25/2050	5,349	1,132
FHLMC REMIC CMO, Ser 2020-5020, Cl ET
3.500%, 10/25/2050	1,019	928
FHLMC REMIC CMO, Ser 2020-5058, Cl BC
5.000%, 11/25/2050	755	737
FHLMC REMIC CMO, Ser 2021-5070, Cl DI, IO
4.000%, 02/25/2051	4,894	999
FHLMC REMIC CMO, Ser 2021-5091, Cl AB
1.500%, 03/25/2051	1,913	1,536
FHLMC REMIC CMO, Ser 2021-5092, Cl AP
2.000%, 04/25/2041	625	543
FHLMC REMIC CMO, Ser 2021-5092, Cl HE
2.000%, 02/25/2051	1,203	984
FHLMC REMIC CMO, Ser 2021-5114, Cl AD
1.500%, 08/25/2047	7,962	6,835
FHLMC REMIC CMO, Ser 2021-5116, Cl PB
2.250%, 02/25/2051	1,264	1,102
FHLMC REMIC CMO, Ser 2021-5118, Cl CA
1.500%, 10/15/2033	1,215	1,114
FHLMC REMIC CMO, Ser 2021-5119, Cl QF
4.522%, SOFR30A + 0.200%, 06/25/2051(A)	1,605	1,490

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2021-5178, Cl TP
2.500%, 04/25/2049	$1,767	$1,553
FHLMC REMIC CMO, Ser 2021-5182, Cl M
2.500%, 05/25/2049	1,029	896
FHLMC REMIC CMO, Ser 2022-5200, Cl KQ
3.000%, 09/25/2049	137	125
FHLMC REMIC CMO, Ser 2022-5201, Cl CA
2.500%, 07/25/2048	1,482	1,347
FHLMC REMIC CMO, Ser 2022-5202, Cl KA
2.500%, 06/25/2049	1,164	1,021
FHLMC REMIC CMO, Ser 2022-5202, Cl TA
2.500%, 12/25/2048	2,586	2,358
FHLMC REMIC CMO, Ser 2022-5202, Cl BH
2.000%, 12/25/2047	750	687
FHLMC REMIC CMO, Ser 2022-5206, Cl CD
3.500%, 05/25/2049	1,404	1,300
FHLMC REMIC CMO, Ser 2022-5207, Cl PA
3.000%, 06/25/2051	1,612	1,431
FHLMC REMIC CMO, Ser 2022-5209, Cl EJ
3.000%, 08/25/2050	1,525	1,390
FHLMC REMIC CMO, Ser 2022-5209, Cl EA
3.000%, 08/25/2050	1,525	1,390
FHLMC REMIC CMO, Ser 2022-5210, Cl DC
3.000%, 09/25/2051	1,121	1,042
FHLMC REMIC CMO, Ser 2022-5217, Cl CD
2.500%, 07/25/2049	1,408	1,303
FHLMC REMIC CMO, Ser 2022-5220, Cl QK
3.500%, 09/25/2050	2,297	2,180
FHLMC REMIC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	2,000	1,782
FHLMC REMIC CMO, Ser 2022-5228, Cl TN
3.500%, 07/25/2039	782	745
FHLMC REMIC CMO, Ser 2023-5293, Cl IO, IO
2.000%, 03/25/2051	5,160	648
FHLMC REMIC CMO, Ser 2023-5335, Cl FB
5.147%, SOFR30A + 0.814%, 10/15/2039(A)	2,130	2,130
FHLMC REMIC CMO, Ser 2023-5338, Cl FH
4.747%, SOFR30A + 0.414%, 04/15/2045(A)	1,919	1,870
FHLMC REMIC CMO, Ser 2024-5396, Cl HF
5.272%, SOFR30A + 0.950%, 04/25/2054(A)	2,761	2,775
FHLMC REMIC CMO, Ser 2024-5399, Cl FB
5.222%, SOFR30A + 0.900%, 04/25/2054(A)	1,603	1,600
FHLMC REMIC CMO, Ser 2024-5410, Cl JY
3.000%, 03/15/2044	1,201	1,023
FHLMC REMIC CMO, Ser 2024-5451, Cl FD
4.847%, SOFR30A + 0.514%, 01/15/2044(A)	1,002	982

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2024-5452, Cl KY
3.000%, 03/15/2044	$1,400	$1,183
FHLMC REMIC CMO, Ser 2024-5473, Cl BF
5.622%, SOFR30A + 1.300%, 11/25/2054(A)	2,200	2,189
FHLMC STRIPS CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	1,328	1,204
FHLMC STRIPS CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	655	598
FHLMC STRIPS CMO, Ser 2012-271, Cl F5
4.947%, SOFR30A + 0.614%, 08/15/2042(A)	611	600
FHLMC STRIPS CMO, Ser 2012-272, Cl F1
4.947%, SOFR30A + 0.614%, 08/15/2042(A)	968	951
FHLMC STRIPS CMO, Ser 2012-280, Cl F1
4.947%, SOFR30A + 0.614%, 09/15/2042(A)	981	964
FHLMC STRIPS CMO, Ser 2014-326, Cl F2
4.997%, SOFR30A + 0.664%, 03/15/2044(A)	794	788
FHLMC STRIPS CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	1,806	1,609
FNMA
8.000%, 01/01/2030 to 06/01/2031	7	8
7.500%, 02/01/2031 to 11/01/2038	49	50
7.000%, 09/01/2026 to 01/01/2039	244	256
6.500%, 05/01/2027 to 03/01/2055	15,310	15,919
6.000%, 02/01/2032 to 05/01/2055	99,418	101,075
5.500%, 12/01/2033 to 05/01/2055	176,197	175,158
5.350%, 07/01/2033	100	100
5.000%, 05/01/2034 to 12/01/2054	49,960	48,658
4.500%, 11/01/2031 to 01/01/2059	83,388	79,278
4.270%, 10/01/2032	192	188
4.200%, 01/01/2029	1,665	1,655
4.000%, 01/01/2027 to 09/01/2062	109,072	101,095
3.500%, 07/01/2031 to 09/01/2052	79,901	71,792
3.310%, 03/01/2028	1,838	1,794
3.000%, 05/01/2029 to 07/01/2060	283,810	248,420
2.500%, 03/01/2035 to 09/01/2061	131,502	109,727
2.435%, 10/01/2051	4,742	2,934
2.000%, 10/01/2030 to 04/01/2052	274,145	221,657
1.850%, 09/01/2035	976	849
FNMA ACES, Ser 2016-M11, Cl AL
2.944%, 07/25/2039	104	94
FNMA ACES, Ser 2018-M15, Cl 1A2
3.700%, 01/25/2036	600	560
FNMA ACES, Ser 2019-M4, Cl A2
3.610%, 02/25/2031	291	279
FNMA ACES, Ser 2020-M6, Cl A
2.500%, 10/25/2037	154	136

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA ARM
6.265%, RFUCCT1Y + 1.559%, 12/01/2035(A)	$7	$7
6.097%, RFUCCT1Y + 1.604%, 03/01/2050(A)	1,607	1,665
5.371%, SOFR30A + 2.060%, 05/01/2055(A)	2,320	2,336
4.968%, SOFR30A + 2.310%, 05/01/2055(A)	2,093	2,088
4.946%, SOFR30A + 2.161%, 04/01/2055(A)	1,759	1,763
4.672%, SOFR30A + 2.296%, 04/01/2053(A)	9,177	9,187
4.644%, SOFR30A + 2.128%, 08/01/2052(A)	1,213	1,207
4.609%, SOFR30A + 2.123%, 08/01/2052(A)	1,836	1,808
4.595%, SOFR30A + 2.126%, 08/01/2052(A)	2,435	2,421
4.533%, SOFR30A + 2.330%, 04/01/2053(A)	7,435	7,291
4.362%, SOFR30A + 2.125%, 07/01/2052 to 01/01/2055 (A)	4,395	4,357
4.154%, SOFR30A + 2.129%, 11/01/2052(A)	1,371	1,355
4.124%, SOFR30A + 2.133%, 10/01/2052(A)	4,136	4,086
4.110%, SOFR30A + 2.120%, 09/01/2052(A)	1,621	1,602
4.072%, SOFR30A + 2.120%, 07/01/2052(A)	1,740	1,684
3.945%, SOFR30A + 2.120%, 08/01/2052(A)	523	503
2.780%, RFUCCT1Y + 1.606%, 06/01/2050(A)	806	770
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	45	4
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/25/2033	69	9
FNMA Interest STRIPS CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	821	740
FNMA Interest STRIPS CMO, Ser 2012-414, Cl A35
3.500%, 10/25/2042	1,238	1,157
FNMA Interest STRIPS CMO, Ser 2022-426, Cl C39, IO
2.000%, 09/25/2051	8,713	1,131
FNMA Interest STRIPS CMO, Ser 2022-426, Cl C43, IO
2.000%, 07/25/2050	7,568	980

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Interest STRIPS CMO, Ser 2022-426, Cl C45, IO
2.000%, 07/25/2051	$20,763	$2,648
FNMA Interest STRIPS CMO, Ser 2022-426, Cl C44, IO
2.000%, 03/25/2052	18,178	2,346
FNMA REMIC CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	2	2
FNMA REMIC CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	21	20
FNMA REMIC CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	6	6
FNMA REMIC CMO, Ser 2003-124, Cl TS
9.800%, 01/25/2034(A)	3	3
FNMA REMIC CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	151	156
FNMA REMIC CMO, Ser 2006-125, Cl SM, IO
2.764%, 01/25/2037(A)	151	16
FNMA REMIC CMO, Ser 2006-33, Cl LS
10.186%, 05/25/2036(A)	21	25
FNMA REMIC CMO, Ser 2006-46, Cl SW
7.933%, 06/25/2036(A)	17	19
FNMA REMIC CMO, Ser 2006-51, Cl SP, IO
2.214%, 03/25/2036(A)	11	–
FNMA REMIC CMO, Ser 2007-64, Cl FA
4.907%, SOFR30A + 0.584%, 07/25/2037(A)	3	3
FNMA REMIC CMO, Ser 2007-68, Cl SC, IO
2.264%, 07/25/2037(A)	60	6
FNMA REMIC CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	3	4
FNMA REMIC CMO, Ser 2009-103, Cl MB
6.981%, 12/25/2039(A)	32	32
FNMA REMIC CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037(B)(C)	225	199
FNMA REMIC CMO, Ser 2010-107, Cl FB
4.846%, SOFR30A + 0.524%, 09/25/2040(A)	440	435
FNMA REMIC CMO, Ser 2010-111, Cl KF
4.837%, SOFR30A + 0.514%, 10/25/2040(A)	3,070	3,048
FNMA REMIC CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	412	409
FNMA REMIC CMO, Ser 2011-117, Cl AF
4.886%, SOFR30A + 0.564%, 11/25/2041(A)	391	386
FNMA REMIC CMO, Ser 2011-117, Cl FA
4.886%, SOFR30A + 0.564%, 11/25/2041(A)	905	892
FNMA REMIC CMO, Ser 2011-127, Cl FC
4.886%, SOFR30A + 0.564%, 12/25/2041(A)	421	415

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2011-142, Cl EF
4.936%, SOFR30A + 0.614%, 01/25/2042(A)	$468	$462
FNMA REMIC CMO, Ser 2011-2, Cl WA
5.826%, 02/25/2051(A)	26	27
FNMA REMIC CMO, Ser 2011-55, Cl FH
4.877%, SOFR30A + 0.554%, 06/25/2041(A)	365	361
FNMA REMIC CMO, Ser 2011-75, Cl FA
4.987%, SOFR30A + 0.664%, 08/25/2041(A)	13	13
FNMA REMIC CMO, Ser 2012-106, Cl FA
4.777%, SOFR30A + 0.454%, 10/25/2042(A)	378	372
FNMA REMIC CMO, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	673	607
FNMA REMIC CMO, Ser 2012-12, Cl FA
4.936%, SOFR30A + 0.614%, 02/25/2042(A)	417	411
FNMA REMIC CMO, Ser 2012-133, Cl JF
4.787%, SOFR30A + 0.464%, 12/25/2042(A)	799	780
FNMA REMIC CMO, Ser 2012-151, Cl NX
1.500%, 01/25/2043	549	467
FNMA REMIC CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	1	1
FNMA REMIC CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	176	184
FNMA REMIC CMO, Ser 2012-47, Cl JF
4.936%, SOFR30A + 0.614%, 05/25/2042(A)	560	552
FNMA REMIC CMO, Ser 2013-101, Cl BO, PO
0.000%, 10/25/2043(B)(C)	456	343
FNMA REMIC CMO, Ser 2013-101, Cl CO, PO
0.000%, 10/25/2043(B)(C)	985	728
FNMA REMIC CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	1,367	1,252
FNMA REMIC CMO, Ser 2013-15, Cl FA
4.787%, SOFR30A + 0.464%, 03/25/2043(A)	968	945
FNMA REMIC CMO, Ser 2013-43, Cl BP
1.750%, 05/25/2043	572	489
FNMA REMIC CMO, Ser 2013-49, Cl AP
1.750%, 05/25/2043	492	412
FNMA REMIC CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	422	444
FNMA REMIC CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	453	464
FNMA REMIC CMO, Ser 2014-25, Cl EL
3.000%, 05/25/2044	937	857
FNMA REMIC CMO, Ser 2014-74, Cl FC
4.837%, SOFR30A + 0.514%, 11/25/2044(A)	513	502

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2015-26, Cl GF
4.737%, SOFR30A + 0.414%, 05/25/2045(A)	$1,413	$1,378
FNMA REMIC CMO, Ser 2015-32, Cl FA
4.737%, SOFR30A + 0.414%, 05/25/2045(A)	889	864
FNMA REMIC CMO, Ser 2015-39, Cl LZ
3.000%, 06/25/2045	39	34
FNMA REMIC CMO, Ser 2015-48, Cl FB
4.737%, SOFR30A + 0.414%, 07/25/2045(A)	1,066	1,036
FNMA REMIC CMO, Ser 2015-65, Cl CZ
3.500%, 09/25/2045	562	475
FNMA REMIC CMO, Ser 2015-72, Cl GL
3.000%, 10/25/2045	668	571
FNMA REMIC CMO, Ser 2015-8, Cl AP
2.000%, 03/25/2045	1,618	1,441
FNMA REMIC CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	1,180	1,103
FNMA REMIC CMO, Ser 2016-10, Cl FA
4.787%, SOFR30A + 0.464%, 03/25/2046(A)	3,670	3,628
FNMA REMIC CMO, Ser 2016-11, Cl FG
4.786%, SOFR30A + 0.464%, 03/25/2046(A)	589	579
FNMA REMIC CMO, Ser 2016-11, Cl CF
4.787%, SOFR30A + 0.464%, 03/25/2046(A)	433	426
FNMA REMIC CMO, Ser 2016-19, Cl FD
4.837%, SOFR30A + 0.514%, 04/25/2046(A)	3,205	3,168
FNMA REMIC CMO, Ser 2016-22, Cl FA
4.836%, SOFR30A + 0.514%, 04/25/2046(A)	1,125	1,108
FNMA REMIC CMO, Ser 2016-22, Cl FG
4.836%, SOFR30A + 0.514%, 04/25/2046(A)	974	958
FNMA REMIC CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	1,727	1,604
FNMA REMIC CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	3,027	2,559
FNMA REMIC CMO, Ser 2016-61, Cl BF
4.837%, SOFR30A + 0.514%, 09/25/2046(A)	344	342
FNMA REMIC CMO, Ser 2016-64, Cl BC
1.750%, 09/25/2046	1,179	1,094
FNMA REMIC CMO, Ser 2016-69, Cl BF
4.836%, SOFR30A + 0.514%, 10/25/2046(A)	1,073	1,059
FNMA REMIC CMO, Ser 2016-75, Cl FE
4.836%, SOFR30A + 0.514%, 10/25/2046(A)	835	825

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2016-78, Cl FA
4.836%, SOFR30A + 0.514%, 03/25/2044(A)	$451	$444
FNMA REMIC CMO, Ser 2016-79, Cl FH
4.836%, SOFR30A + 0.514%, 11/25/2046(A)	831	821
FNMA REMIC CMO, Ser 2016-81, Cl FA
4.787%, SOFR30A + 0.464%, 11/25/2046(A)	4,101	4,062
FNMA REMIC CMO, Ser 2016-82, Cl FH
4.836%, SOFR30A + 0.514%, 11/25/2046(A)	1,428	1,407
FNMA REMIC CMO, Ser 2016-82, Cl FE
4.836%, SOFR30A + 0.514%, 11/25/2046(A)	1,856	1,835
FNMA REMIC CMO, Ser 2016-84, Cl FB
4.836%, SOFR30A + 0.514%, 11/25/2046(A)	681	670
FNMA REMIC CMO, Ser 2016-86, Cl FE
4.836%, SOFR30A + 0.514%, 11/25/2046(A)	1,773	1,746
FNMA REMIC CMO, Ser 2016-88, Cl CF
4.886%, SOFR30A + 0.564%, 12/25/2046(A)	1,201	1,185
FNMA REMIC CMO, Ser 2016-91, Cl AF
4.836%, SOFR30A + 0.514%, 12/25/2046(A)	757	749
FNMA REMIC CMO, Ser 2017-11, Cl FA
4.837%, SOFR30A + 0.514%, 03/25/2047(A)	367	363
FNMA REMIC CMO, Ser 2017-113, Cl FB
4.687%, SOFR30A + 0.364%, 01/25/2048(A)	370	364
FNMA REMIC CMO, Ser 2017-12, Cl FD
4.836%, SOFR30A + 0.514%, 03/25/2047(A)	837	827
FNMA REMIC CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	623	576
FNMA REMIC CMO, Ser 2017-23, Cl FA
4.836%, SOFR30A + 0.514%, 04/25/2047(A)	786	775
FNMA REMIC CMO, Ser 2017-24, Cl PG
2.625%, 04/25/2047	3,079	2,666
FNMA REMIC CMO, Ser 2017-26, Cl FA
4.786%, SOFR30A + 0.464%, 04/25/2047(A)	2,185	2,157
FNMA REMIC CMO, Ser 2017-35, Cl MC
2.625%, 12/25/2044	2,661	2,566
FNMA REMIC CMO, Ser 2017-82, Cl FE
4.687%, SOFR30A + 0.364%, 10/25/2047(A)	734	731
FNMA REMIC CMO, Ser 2017-9, Cl EF
4.837%, SOFR30A + 0.514%, 03/25/2047(A)	401	397

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2017-9, Cl DF
4.836%, SOFR30A + 0.514%, 03/25/2047(A)	$722	$713
FNMA REMIC CMO, Ser 2017-9, Cl BF
4.836%, SOFR30A + 0.514%, 03/25/2047(A)	989	976
FNMA REMIC CMO, Ser 2017-96, Cl FB
4.737%, SOFR30A + 0.414%, 12/25/2047(A)	1,187	1,164
FNMA REMIC CMO, Ser 2018-1, Cl FA
4.687%, SOFR30A + 0.364%, 02/25/2048(A)	395	388
FNMA REMIC CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	1,117	1,060
FNMA REMIC CMO, Ser 2018-36, Cl FD
4.687%, SOFR30A + 0.364%, 06/25/2048(A)	1,784	1,757
FNMA REMIC CMO, Ser 2018-38, Cl PA
3.500%, 06/25/2047	461	450
FNMA REMIC CMO, Ser 2018-38, Cl MA
3.300%, 06/25/2048	1,322	1,249
FNMA REMIC CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	915	807
FNMA REMIC CMO, Ser 2018-45, Cl TM
3.000%, 06/25/2048	1,058	948
FNMA REMIC CMO, Ser 2018-55, Cl GA
3.375%, 08/25/2048	988	932
FNMA REMIC CMO, Ser 2018-64, Cl A
3.000%, 09/25/2048	912	791
FNMA REMIC CMO, Ser 2018-74, Cl AB
3.500%, 10/25/2048	225	207
FNMA REMIC CMO, Ser 2018-85, Cl EA
3.500%, 12/25/2048	743	717
FNMA REMIC CMO, Ser 2018-86, Cl AF
4.737%, SOFR30A + 0.414%, 12/25/2048(A)	294	290
FNMA REMIC CMO, Ser 2018-86, Cl JA
4.000%, 05/25/2047	55	54
FNMA REMIC CMO, Ser 2019-1, Cl AB
3.500%, 02/25/2049	546	502
FNMA REMIC CMO, Ser 2019-13, Cl PE
3.000%, 03/25/2049	609	546
FNMA REMIC CMO, Ser 2019-15, Cl FA
4.937%, SOFR30A + 0.614%, 04/25/2049(A)	546	530
FNMA REMIC CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	1,192	1,106
FNMA REMIC CMO, Ser 2019-41, Cl FG
4.937%, SOFR30A + 0.614%, 08/25/2059(A)	1,290	1,260
FNMA REMIC CMO, Ser 2019-43, Cl FC
4.837%, SOFR30A + 0.514%, 08/25/2049(A)	1,041	1,018

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2019-45, Cl PA
3.000%, 08/25/2049	$332	$292
FNMA REMIC CMO, Ser 2019-52, Cl PA
3.000%, 09/25/2049	109	96
FNMA REMIC CMO, Ser 2019-67, Cl FB
4.887%, SOFR30A + 0.564%, 11/25/2049(A)	572	560
FNMA REMIC CMO, Ser 2019-79, Cl FA
4.937%, SOFR30A + 0.614%, 01/25/2050(A)	1,671	1,622
FNMA REMIC CMO, Ser 2019-81, Cl LH
3.000%, 12/25/2049	800	712
FNMA REMIC CMO, Ser 2020-25, Cl BI, IO
3.500%, 01/25/2047	1,258	212
FNMA REMIC CMO, Ser 2020-45, Cl JL
3.000%, 07/25/2040	1,831	1,668
FNMA REMIC CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	772	446
FNMA REMIC CMO, Ser 2020-48, Cl AB
2.000%, 07/25/2050	788	672
FNMA REMIC CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	1,600	1,243
FNMA REMIC CMO, Ser 2020-57, Cl TA
2.000%, 04/25/2050	1,511	1,304
FNMA REMIC CMO, Ser 2020-59, Cl NC
3.000%, 08/25/2040	1,135	1,037
FNMA REMIC CMO, Ser 2020-64, Cl IB, IO
4.000%, 09/25/2050	1,699	341
FNMA REMIC CMO, Ser 2020-65, Cl DI, IO
4.000%, 09/25/2050	2,074	421
FNMA REMIC CMO, Ser 2020-65, Cl EI, IO
4.000%, 09/25/2050	3,039	603
FNMA REMIC CMO, Ser 2020-70, Cl AD
1.500%, 10/25/2050	3,445	2,580
FNMA REMIC CMO, Ser 2021-27, Cl EC
1.500%, 05/25/2051	3,427	2,735
FNMA REMIC CMO, Ser 2021-40, Cl DW
2.000%, 06/25/2041	274	240
FNMA REMIC CMO, Ser 2021-42, Cl AC
2.000%, 02/25/2051	1,024	880
FNMA REMIC CMO, Ser 2021-65, Cl JA
2.000%, 01/25/2046	446	392
FNMA REMIC CMO, Ser 2021-78, Cl ND
1.500%, 11/25/2051	1,914	1,553
FNMA REMIC CMO, Ser 2021-84, Cl MA
2.000%, 10/25/2051	1,370	1,115
FNMA REMIC CMO, Ser 2021-91, Cl AB
2.500%, 09/25/2049	1,273	1,116
FNMA REMIC CMO, Ser 2021-95, Cl CP
1.500%, 08/25/2051	653	546
FNMA REMIC CMO, Ser 2022-11, Cl D
3.000%, 01/25/2050	1,374	1,259

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2022-18, Cl DL
3.250%, 07/25/2046	$2,194	$2,053
FNMA REMIC CMO, Ser 2022-3, Cl N
2.000%, 10/25/2047	3,637	3,196
FNMA REMIC CMO, Ser 2022-4, Cl MH
3.000%, 09/25/2048	2,029	1,884
FNMA REMIC CMO, Ser 2022-57, Cl BC
4.000%, 09/25/2052	145	137
FNMA REMIC CMO, Ser 2022-62, Cl KA
3.250%, 09/25/2052	827	774
FNMA REMIC CMO, Ser 2022-89, Cl AY
3.000%, 02/25/2048	1,602	1,362
FNMA REMIC CMO, Ser 2022-9, Cl DJ
3.250%, 03/25/2049	976	907
FNMA REMIC CMO, Ser 2023-14, Cl EJ
2.750%, 04/25/2049	1,218	1,123
FNMA REMIC CMO, Ser 2023-2, Cl CI, IO
2.000%, 10/25/2050	4,466	576
FNMA REMIC CMO, Ser 2023-37, Cl FH
4.837%, SOFR30A + 0.514%, 01/25/2050(A)	2,123	2,077
FNMA REMIC CMO, Ser 2023-38, Cl FD
5.218%, SOFR30A + 0.864%, 10/25/2039(A)	550	545
FNMA REMIC CMO, Ser 2023-38, Cl FC
4.987%, SOFR30A + 0.664%, 06/25/2040(A)	1,653	1,640
FNMA REMIC CMO, Ser 2023-39, Cl AI, IO
2.000%, 07/25/2052	63,812	8,094
FNMA REMIC CMO, Ser 2024-56, Cl QZ
4.000%, 10/25/2045	2,172	1,852
FNMA REMIC CMO, Ser 2024-64, Cl KY
3.000%, 12/25/2043	818	680
FNMA TBA
5.000%, 06/01/2038	50,590	48,964
GNMA
7.000%, 09/15/2028 to 10/15/2032	181	183
6.500%, 01/15/2026 to 07/15/2035	251	258
6.000%, 09/15/2028 to 01/20/2054	9,468	9,719
5.500%, 11/20/2052 to 08/20/2053	14,356	14,320
5.000%, 10/15/2039 to 08/20/2053	13,474	13,188
4.700%, 09/20/2061(A)	49	49
4.500%, 01/20/2040 to 10/20/2054	28,697	27,248
4.401%, 01/20/2069(A)	4	4
4.000%, 11/20/2047 to 11/20/2054	35,360	32,559
3.500%, 09/20/2045 to 11/20/2053	77,775	69,861
3.000%, 03/15/2043 to 06/20/2052	61,030	53,617
2.500%, 12/20/2037 to 02/20/2053	59,470	49,700
2.000%, 08/20/2050 to 10/20/2051	57,327	45,484
GNMA ARM
4.625%, H15T1Y + 1.500%, 07/20/2034(A)	2	2

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2005-7, Cl JM
6.949%, 05/18/2034(A)	$–	$–
GNMA CMO, Ser 2007-78, Cl SA, IO
2.087%, 12/16/2037(A)	1,163	57
GNMA CMO, Ser 2009-106, Cl KS, IO
1.961%, 11/20/2039(A)	1,105	94
GNMA CMO, Ser 2009-66, Cl XS, IO
2.357%, 07/16/2039(A)	4	–
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	757	792
GNMA CMO, Ser 2010-163, Cl NC
4.000%, 12/20/2040	1,001	989
GNMA CMO, Ser 2010-4, Cl SL, IO
1.957%, 01/16/2040(A)	37	4
GNMA CMO, Ser 2010-4, Cl NS, IO
1.947%, 01/16/2040(A)	1,745	187
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	20	3
GNMA CMO, Ser 2012-112, Cl IO, IO
0.108%, 02/16/2053(A)	1,973	6
GNMA CMO, Ser 2012-H07, Cl KI, IO
1.406%, 03/20/2062(A)	154	13
GNMA CMO, Ser 2013-152, Cl HA
2.500%, 06/20/2043	1,358	1,249
GNMA CMO, Ser 2013-163, Cl IO, IO
1.006%, 02/16/2046(A)	989	18
GNMA CMO, Ser 2014-133, Cl BP
2.250%, 09/20/2044	925	825
GNMA CMO, Ser 2014-149, Cl KP
2.250%, 07/16/2044	796	725
GNMA CMO, Ser 2014-181, Cl L
3.000%, 12/20/2044	816	733
GNMA CMO, Ser 2015-144, Cl CA
2.500%, 10/20/2045	1,242	1,087
GNMA CMO, Ser 2016-136, Cl A
3.000%, 07/20/2044	690	617
GNMA CMO, Ser 2016-93, Cl AB
1.750%, 07/20/2044	1,541	1,257
GNMA CMO, Ser 2016-99, Cl TL
2.000%, 04/16/2044	1,380	1,128
GNMA CMO, Ser 2017-135, Cl AG
2.600%, 08/16/2058	492	422
GNMA CMO, Ser 2017-139, Cl GA
3.000%, 09/20/2047	2,758	2,477
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	565	528
GNMA CMO, Ser 2017-171, Cl IO, IO
0.652%, 09/16/2059(A)	5,229	196
GNMA CMO, Ser 2018-168, Cl PA
4.000%, 08/20/2048	145	137
GNMA CMO, Ser 2018-65, Cl DC
3.500%, 05/20/2048	1,042	951

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2019-15, Cl GT
3.500%, 02/20/2049	$664	$603
GNMA CMO, Ser 2019-18, Cl TP
3.500%, 02/20/2049	82	74
GNMA CMO, Ser 2019-71, Cl PT
3.000%, 06/20/2049	55	49
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	231	203
GNMA CMO, Ser 2020-109, Cl AI, IO
0.836%, 05/16/2060(A)	2,055	120
GNMA CMO, Ser 2020-173, Cl MI, IO
2.500%, 11/20/2050	5,586	820
GNMA CMO, Ser 2020-184, Cl IO, IO
0.912%, 11/16/2060(A)	2,698	175
GNMA CMO, Ser 2020-63, Cl UD
1.750%, 04/20/2050	932	761
GNMA CMO, Ser 2021-105, Cl P
1.750%, 06/20/2051	5,018	4,011
GNMA CMO, Ser 2021-107, Cl DB
1.750%, 04/20/2051	4,628	3,703
GNMA CMO, Ser 2021-11, Cl IX, IO
1.161%, 12/16/2062(A)	3,026	249
GNMA CMO, Ser 2021-135, Cl A
2.000%, 08/20/2051	911	726
GNMA CMO, Ser 2021-14, Cl IO, IO
1.329%, 06/16/2063(A)	5,167	472
GNMA CMO, Ser 2021-160, Cl NE
2.000%, 09/20/2051	7,140	5,991
GNMA CMO, Ser 2021-169, Cl IO, IO
1.113%, 06/16/2061(A)	2,835	230
GNMA CMO, Ser 2021-181, Cl IO, IO
0.981%, 07/16/2063(A)	2,897	201
GNMA CMO, Ser 2021-188, Cl PA
2.000%, 10/20/2051	61	50
GNMA CMO, Ser 2021-215, Cl GA
2.000%, 12/20/2051	6,156	5,295
GNMA CMO, Ser 2021-223, Cl P
2.000%, 06/20/2051	1,772	1,527
GNMA CMO, Ser 2021-225, Cl YC
2.000%, 12/20/2051	840	695
GNMA CMO, Ser 2021-24, Cl BC
1.250%, 02/20/2051	1,304	995
GNMA CMO, Ser 2021-27, Cl Q
5.000%, 02/20/2051	1,039	1,020
GNMA CMO, Ser 2021-27, Cl CW
5.000%, 02/20/2051(A)	727	714
GNMA CMO, Ser 2021-27, Cl NT
5.000%, 02/20/2051	1,158	1,125
GNMA CMO, Ser 2021-27, Cl BD
5.000%, 02/20/2051	1,049	1,029
GNMA CMO, Ser 2021-29, Cl AG
5.000%, 02/20/2051	132	130

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2021-37, Cl IO, IO
0.799%, 01/16/2061(A)	$2,714	$160
GNMA CMO, Ser 2021-5, Cl IO, IO
1.112%, 01/16/2061(A)	4,352	346
GNMA CMO, Ser 2021-60, Cl IO, IO
0.826%, 05/16/2063(A)	2,270	139
GNMA CMO, Ser 2021-68, Cl IO, IO
0.873%, 10/16/2062(A)	2,762	175
GNMA CMO, Ser 2021-77, Cl LC
1.250%, 07/20/2050	104	80
GNMA CMO, Ser 2021-8, Cl CY
5.000%, 01/20/2051	506	497
GNMA CMO, Ser 2021-8, Cl AQ
5.000%, 01/20/2051	132	129
GNMA CMO, Ser 2021-89, Cl LK
2.000%, 05/20/2051	2,203	1,858
GNMA CMO, Ser 2021-97, Cl QK
2.000%, 06/20/2051	5,381	4,427
GNMA CMO, Ser 2022-107, Cl C
2.500%, 06/20/2051	4,711	3,842
GNMA CMO, Ser 2022-138, Cl PT
2.500%, 10/20/2051	7,002	5,741
GNMA CMO, Ser 2022-153, Cl KA
4.000%, 12/20/2049	1,132	1,106
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	1,425	1,162
GNMA CMO, Ser 2022-197, Cl LF
5.028%, SOFR30A + 0.700%, 11/20/2052(A)	4,469	4,400
GNMA CMO, Ser 2022-205, Cl A
2.000%, 09/20/2051	1,779	1,419
GNMA CMO, Ser 2022-24, Cl AH
2.500%, 02/20/2052	1,014	852
GNMA CMO, Ser 2022-31, Cl GH
2.500%, 12/20/2049	2,943	2,628
GNMA CMO, Ser 2022-34, Cl DN
3.500%, 09/20/2041	2,200	2,053
GNMA CMO, Ser 2022-46, Cl LY
3.000%, 03/20/2052	616	499
GNMA CMO, Ser 2022-5, Cl BA
2.000%, 10/20/2049	5,397	4,510
GNMA CMO, Ser 2022-50, Cl CA
3.000%, 03/20/2052	3,996	3,525
GNMA CMO, Ser 2022-66, Cl CG
3.500%, 04/20/2052	2,481	2,346
GNMA CMO, Ser 2022-78, Cl HW
2.500%, 04/20/2052	952	728
GNMA CMO, Ser 2022-84, Cl A
2.500%, 01/20/2052	11,516	9,551
GNMA CMO, Ser 2022-9, Cl GA
2.000%, 01/20/2052	2,118	1,722
GNMA CMO, Ser 2022-99, Cl JW
2.500%, 01/20/2052	400	320

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2023-134, Cl F
5.328%, SOFR30A + 1.000%, 08/20/2053(A)	$1,050	$1,040
GNMA CMO, Ser 2023-179, Cl IO, IO
0.610%, 09/16/2063(A)	16,188	693
GNMA CMO, Ser 2023-196, Cl E
3.000%, 09/20/2048	1,395	1,314
GNMA CMO, Ser 2023-81, Cl YJ
3.500%, 06/20/2053	7,055	5,947
GNMA CMO, Ser 2024-110, Cl JC
3.000%, 09/20/2047	7,459	6,981
GNMA CMO, Ser 2024-110, Cl JL
3.000%, 10/20/2049	1,659	1,388
GNMA CMO, Ser 2024-184, Cl GC
3.500%, 10/20/2051	22,041	20,878
GNMA CMO, Ser 2024-30, Cl CF
5.578%, SOFR30A + 1.250%, 02/20/2054(A)	165	165
GNMA CMO, Ser 2024-45, Cl BD
2.000%, 03/20/2054	887	806
GNMA CMO, Ser 2024-97, Cl FW
5.478%, SOFR30A + 1.150%, 06/20/2054(A)	2,909	2,892
GNMA CMO, Ser 2025-1, Cl GC
3.500%, 10/20/2051	22,182	21,007
GNMA CMO, Ser 2025-7, Cl EL
2.500%, 01/20/2055	710	495
GNMA CMO, Ser 218, Cl IO, IO
0.965%, 10/16/2061(A)	2,751	202
GNMA CMO, Ser 53, Cl IO, IO
0.524%, 11/16/2056(A)	8,418	245
GNMA CMO, Ser 54, Cl IO, IO
1.600%, 09/16/2063(A)	2,548	294
GNMA CMO, Ser 59, Cl IO, IO
0.571%, 02/16/2062(A)	3,303	143
GNMA CMO, Ser 63, Cl IO, IO
0.816%, 04/16/2061(A)	3,357	198
GNMA CMO, Ser 68, Cl IO, IO
1.615%, 05/16/2060(A)	4,303	471
GNMA CMO, Ser 7, Cl IO, IO
0.558%, 12/16/2058(A)	6,232	186
GNMA CMO, Ser 89, Cl IA, IO
1.168%, 04/16/2062(A)	2,981	237
GNMA CMO, Ser 92, Cl AH
2.000%, 06/16/2064	4,467	3,326
GNMA CMO, Ser 92, Cl IA, IO
0.610%, 06/16/2064(A)	3,970	214
GNMA CMO, Ser 94, Cl IO, IO
0.833%, 02/16/2063(A)	3,215	193
GNMA TBA
5.500%, 06/15/2055	47,275	46,933
5.000%, 06/15/2040	37,100	35,987
4.500%, 06/01/2039	18,275	17,239

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.000%, 06/15/2055	$29,575	$27,079
3.000%, 06/15/2055	6,720	5,853
2.500%, 06/15/2055	41,600	34,844
GNMA, Ser 147, Cl KI
1.144%, 06/16/2061(A)	5,101	398
UMBS TBA
6.500%, 06/15/2055	2,385	2,449
5.500%, 06/15/2055	56,835	56,262
4.500%, 06/15/2055	31,475	29,683
4.000%, 06/15/2055	29,975	27,459
3.500%, 06/15/2055	99,690	88,352
3.000%, 06/15/2055	20,550	17,483
2.500%, 06/15/2055	23,575	19,198
2.000%, 06/15/2055	35,400	27,499

		3,279,078
Non-Agency Mortgage-Backed Obligations — 4.9%
245 Park Avenue Trust, Ser 2017-245P, Cl A
3.508%, 06/05/2037(D)	5,293	5,116
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(D)	312	294
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(A)(D)	84	80
Angel Oak Mortgage Trust, Ser 2021-6, Cl A1
1.458%, 09/25/2066(A)(D)	968	811
Angel Oak Mortgage Trust, Ser 2021-7, Cl A3
2.337%, 10/25/2066(A)(D)	614	527
Angel Oak Mortgage Trust, Ser 2022-2, Cl A1
3.353%, 01/25/2067(A)(D)	7,577	7,131
Angel Oak Mortgage Trust, Ser 2022-3, Cl A1
4.000%, 01/25/2067(D)	2,860	2,723
Angel Oak Mortgage Trust, Ser 2024-13, Cl A1
5.464%, 12/26/2069(A)(D)	7,602	7,582
AOA Mortgage Trust, Ser 2021-1177, Cl A
5.318%, TSFR1M + 0.989%, 10/15/2038(A)(D)	2,560	2,506
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.091%, 08/10/2038(A)(D)	2,640	2,550
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
5.185%, 04/25/2037(A)	32	28
Banc of America Funding Trust, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	5	5

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Funding Trust, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	$21	$20
BANK, Ser 2022-BNK40, Cl A4
3.391%, 03/15/2064(A)	1,240	1,123
BANK, Ser 2024-BNK48, Cl ASB
4.971%, 10/15/2057	1,435	1,436
BANK, Ser 2025-BNK49, Cl A5
5.623%, 03/15/2058(A)	849	874
BANK, Ser BNK44, Cl A5
5.744%, 11/15/2055(A)	929	965
BANK5 Trust, Ser 2025-5YR13, Cl A3
5.753%, 01/15/2058(A)	422	436
Bayview MSR Opportunity Master Fund Trust, Ser 2021-5, Cl A5
2.500%, 11/25/2051(A)(D)	5,317	4,713
BBCMS Mortgage Trust, Ser 2018-C2, Cl ASB
4.236%, 12/15/2051	334	333
BBCMS Mortgage Trust, Ser 2020-C6, Cl A2
2.690%, 02/15/2053	862	805
BBCMS Mortgage Trust, Ser 2025-5C33, Cl A4
5.839%, 03/15/2058	4,778	4,971
BBCMS Mortgage Trust, Ser 2025-5C34, Cl A3
5.659%, 05/15/2058	1,144	1,182
BBCMS Mortgage Trust, Ser 2025-C32, Cl A5
5.720%, 02/15/2062	3,495	3,629
BBCMS Mortgage Trust, Ser C17, Cl A5
4.441%, 09/15/2055	2,006	1,921
BBCMS Mortgage Trust, Ser C18, Cl A5
5.710%, 12/15/2055(A)	1,760	1,816
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035(D)	688	672
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
4.526%, 05/25/2034(A)	9	9
Benchmark Mortgage Trust, Ser 2021-B31, Cl A5
2.669%, 12/15/2054	665	575
Benchmark Mortgage Trust, Ser 2022-B33, Cl A5
3.458%, 03/15/2055	1,710	1,542
Benchmark Mortgage Trust, Ser 2022-B35, Cl A5
4.443%, 05/15/2055(A)	970	923
Benchmark Mortgage Trust, Ser 2022-B35, Cl AS
4.443%, 05/15/2055(A)	1,015	928
Benchmark Mortgage Trust, Ser 2025-V15, Cl A3
5.805%, 05/15/2030	1,691	1,756

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BMO Mortgage Trust, Ser 2022-C1, Cl A1
2.198%, 02/15/2055	$532	$522
BMO Mortgage Trust, Ser 2025-5C10, Cl A3
5.578%, 05/15/2058	1,269	1,309
BMO Mortgage Trust, Ser 2025-C11, Cl A5
5.687%, 02/15/2058	1,254	1,293
BMO Mortgage Trust, Ser 2025-C12, Cl A5
5.871%, 06/15/2058	846	884
BPR Trust, Ser 2021-TY, Cl A
5.494%, TSFR1M + 1.164%, 09/15/2038(A)(D)	745	743
BPR Trust, Ser 2022-STAR, Cl A
7.561%, TSFR1M + 3.232%, 08/15/2039(A)(D)	4,600	4,601
BRAVO Residential Funding Trust, Ser 2022-NQM1, Cl A1
3.626%, 09/25/2061(A)(D)	633	611
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049(D)(E)	370	359
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
5.143%, TSFR1M + 0.814%, 09/15/2036(A)(D)	4,941	4,916
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl C
5.543%, TSFR1M + 1.214%, 09/15/2036(A)(D)	3,225	3,205
BX Commercial Mortgage Trust, Ser 2023-XL3, Cl A
6.090%, TSFR1M + 1.761%, 12/09/2040(A)(D)	1,074	1,078
BX Commercial Mortgage Trust, Ser 2024-AIRC, Cl A
6.020%, TSFR1M + 1.691%, 08/15/2039(A)(D)	680	682
BX Commercial Mortgage Trust, Ser 2024-VLT5, Cl A
5.410%, 11/13/2046(A)(D)	2,080	2,069
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041(D)	995	920
BX Trust, Ser 2021-ARIA, Cl B
5.741%, TSFR1M + 1.411%, 10/15/2036(A)(D)	3,641	3,618
BX Trust, Ser 2024-VLT4, Cl B
6.270%, TSFR1M + 1.941%, 07/15/2029(A)(D)	2,400	2,390
BX Trust, Ser 2025-VLT6, Cl A
5.772%, TSFR1M + 1.443%, 03/15/2042(A)(D)	3,620	3,602
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl A
5.696%, TSFR1M + 1.367%, 12/15/2037(A)(D)	5,300	5,297

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	$1,240	$1,188
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 2A1
6.488%, 02/25/2037(A)	8	8
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 9A1
6.474%, 02/25/2037(A)	9	9
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 1A1
7.244%, 06/25/2035(A)	7	7
CIM Trust, Ser 2021-INV1, Cl A2
2.500%, 07/01/2051(A)(D)	13,815	11,054
CIM Trust, Ser 2024-R1, Cl A1
4.750%, 06/25/2064(A)(D)	3,023	2,982
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl A5
3.720%, 12/10/2049(A)	2,550	2,478
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	5,980	5,548
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
7.740%, 09/25/2033(A)	11	12
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
7.355%, 08/25/2034(A)	6	5
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
6.548%, 09/25/2033(A)(D)	12	12
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(D)	1,245	1,038
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(D)	1,342	1,137
COLT Mortgage Loan Trust, Ser 2022-2, Cl A1
2.994%, 02/25/2067(D)(E)	1,360	1,282
COLT Mortgage Loan Trust, Ser 2024-4, Cl A1
5.949%, 07/25/2069(D)(E)	2,915	2,930
Commercial Mortgage Pass-Through Certificates, Ser 2014-CR14, Cl B
3.706%, 02/10/2047(A)	340	326
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	359	344
Commercial Mortgage Pass-Through Certificates, Ser 2015CR26, Cl C
4.512%, 10/10/2048(A)	1,680	1,563

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates, Ser 2015-CR27, Cl A3
3.349%, 10/10/2048	$1,965	$1,960
Commercial Mortgage Pass-Through Certificates, Ser 2015-LC19, Cl XA, IO
0.578%, 02/10/2048(A)	59	–
Commercial Mortgage Pass-Through Certificates, Ser 2015-LC23, Cl A3
3.521%, 10/10/2048	703	701
Commercial Mortgage Pass-Through Certificates, Ser 2020-CX, Cl A
2.173%, 11/10/2046(D)	3,290	2,776
Commercial Mortgage Pass-Through Certificates, Ser COR3, Cl A2
3.961%, 05/10/2051	6,103	5,929
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1M2
5.872%, SOFR30A + 1.550%, 10/25/2041(A)(D)	697	699
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
5.972%, SOFR30A + 1.650%, 12/25/2041(A)(D)	6,500	6,534
Connecticut Avenue Securities Trust, Ser 2024-R01, Cl 1M2
6.122%, SOFR30A + 1.800%, 01/25/2044(A)(D)	790	796
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	37	38
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-14, Cl 4A1
6.545%, 08/25/2034(A)	66	61
CSAIL Commercial Mortgage Trust, Ser CX9, Cl A5
3.446%, 09/15/2050	4,380	4,208
CSMC Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/2037(D)	1,000	930
CSMC Trust, Ser 2017-RPL1, Cl A1
2.750%, 07/25/2057(A)(D)	1,829	1,778
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(A)(D)	2,306	2,045
CSMC Trust, Ser 2018-RPL9, Cl A
3.850%, 09/25/2057(A)(D)	2,432	2,343
CSMC Trust, Ser 2019-AFC1, Cl A1
3.573%, 07/25/2049(D)(E)	482	466
CSMC Trust, Ser 2021-NQM3, Cl A3
1.632%, 04/25/2066(A)(D)	1,122	976
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(A)(D)	1,642	1,380
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/2060(A)(D)	1,909	1,670
CSMC Trust, Ser 2022-ATH2, Cl A1
4.547%, 05/25/2067(A)(D)	4,393	4,377

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust, Ser 2022-NQM1, Cl A1
2.265%, 11/25/2066(A)(D)	$2,846	$2,555
CSMC, Ser 2021-NQM3, Cl A1
1.015%, 04/25/2066(A)(D)	8,988	7,691
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045(D)	1,995	1,799
Deephaven Residential Mortgage Trust, Ser 2022-1, Cl A1
2.205%, 01/25/2067(A)(D)	1,983	1,808
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(D)	1,609	1,328
Ellington Financial Mortgage Trust, Ser 2022-1, Cl A1
2.206%, 01/25/2067(A)(D)	736	636
EQUS Mortgage Trust, Ser 2021-EQAZ, Cl B
5.694%, TSFR1M + 1.364%, 10/15/2038(A)(D)	1,330	1,327
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.822%, SOFR30A + 1.500%, 10/25/2041(A)(D)	2,163	2,172
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
5.622%, SOFR30A + 1.300%, 02/25/2042(A)(D)	773	773
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl M1B
7.222%, SOFR30A + 2.900%, 04/25/2042(A)(D)	2,850	2,936
First Horizon Alternative Mortgage Securities Trust, Ser 2004-AA3, Cl A1
5.175%, 09/25/2034(A)	12	12
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048(A)(D)	23	22
Fontainebleau Miami Beach Mortgage Trust, Ser 2024-FBLU, Cl A
5.779%, TSFR1M + 1.450%, 12/15/2039(A)(D)	3,195	3,179
GNMA
4.000%, 12/20/2051 to 04/20/2052	5,543	5,121
Granite Point Mortgage Trust, Ser 2021-FL3, Cl A
5.941%, TSFR1M + 1.614%, 07/16/2035(A)(D)	603	592
GS Mortgage Securities Trust, Ser 2020-GSA2, Cl A4
1.721%, 12/12/2053	2,606	2,270
GS Mortgage Securities Trust, Ser 2021-ARDN, Cl B
6.093%, TSFR1M + 1.764%, 11/15/2036(A)(D)	3,062	3,026

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2023-SHIP, Cl A
4.322%, 09/10/2038(A)(D)	$2,600	$2,579
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(D)	1,901	1,852
GS Mortgage-Backed Securities Trust, Ser 2021-RPL1, Cl A2
2.000%, 12/25/2060(A)(D)	1,111	951
GS Mortgage-Backed Securities Trust, Ser 2024-RPL4, Cl A1
3.900%, 09/25/2061(D)(E)	4,255	4,116
GS Mortgage-Backed Securities Trust, Ser 2025-PJ4, Cl A5
5.500%, 09/25/2055(A)(D)	12,930	12,898
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AS, IO
0.101%, 09/25/2035(A)(D)	115	1
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	18	18
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	1	3
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1C
5.339%, TSFR1M + 1.014%, 06/20/2035(A)	770	721
HILT COMMERCIAL MORTGAGE TRUST, Ser 2024-ORL, Cl A
5.870%, TSFR1M + 1.541%, 05/15/2037(A)(D)	4,006	4,003
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/2039(D)	1,900	1,764
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
2.943%, 12/10/2041(A)(D)	1,995	1,817
Hudson Yards Mortgage Trust, Ser 2025-SPRL, Cl A
5.467%, 01/13/2040(A)(D)	2,235	2,280
Impac CMB Trust, Ser 2005-4, Cl 2A1
5.039%, TSFR1M + 0.414%, 05/25/2035(A)	41	39
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Ser 2010-1, Cl A1
5.314%, 01/25/2051(D)	59	59
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
5.299%, TSFR1M + 0.974%, 09/25/2034(A)	8	7

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
5.239%, TSFR1M + 0.914%, 11/25/2034(A)	$13	$12
JP Morgan Mortgage Trust, Ser 2024-4, Cl A4A
6.000%, 10/25/2054(A)(D)	4,765	4,788
JP Morgan Mortgage Trust, Ser 2025-CCM1, Cl A4
5.500%, 06/25/2055(A)(D)	3,798	3,781
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A4
2.822%, 08/15/2049	1,400	1,370
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP4, Cl A3
3.393%, 12/15/2049	424	417
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039(D)	2,000	1,859
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
5.646%, 02/25/2035(A)	18	18
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
7.112%, 11/25/2033(A)	20	20
JPMorgan Mortgage Trust, Ser 2020-1, Cl A3A
3.000%, 06/25/2050(A)(D)	292	252
JPMorgan Mortgage Trust, Ser 2021-10, Cl A3
2.500%, 12/25/2051(A)(D)	7,715	6,163
LEX Mortgage Trust, Ser 2024-BBG, Cl A
4.874%, 10/13/2033(A)(D)	4,680	4,668
Manhattan West Mortgage Trust, Ser 2020-1MW, Cl A
2.130%, 09/10/2039(D)	2,300	2,159
MASTR Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
6.273%, 11/21/2034(A)	500	483
MASTR Alternative Loans Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036	127	61
MASTR Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
4.789%, TSFR1M + 0.464%, 05/25/2035(A)(D)	172	84
MASTR Resecuritization Trust, Ser 2005-PO, Cl 3, PO
0.000%, 05/28/2035(B)(C)(D)	4	3
MASTR Seasoned Securitization Trust, Ser 2004-1, Cl 4A1
7.562%, 10/25/2032(A)	2	2

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
6.887%, 07/25/2033(A)	$13	$12
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
5.419%, 12/25/2034(A)	30	28
Merrill Lynch Mortgage Investors Trust, Ser 2004-A4, Cl A2
5.464%, 08/25/2034(A)	16	15
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(D)	485	424
MFA Trust, Ser 2021-RPL1, Cl A1
1.131%, 07/25/2060(A)(D)	717	650
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(D)	768	732
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 5C1, Cl A3
5.635%, 03/15/2058	592	611
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
0.946%, 11/15/2049(A)	12,522	116
Morgan Stanley Capital I Trust, Ser 2020-HR8, Cl A3
1.790%, 07/15/2053	910	787
Morgan Stanley Capital I Trust, Ser 2020-L4, Cl ASB
2.624%, 02/15/2053	3,722	3,556
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.640%, 04/25/2034(A)	44	43
Mortgage Loan Resecuritization Trust, Ser 2009-RS1, Cl A85
5.300%, US0001M + 0.340%, 04/16/2036(A)(D)	1,452	1,424
MSBAM Commercial Mortgage Securities Trust, Ser 2012-CKSV, Cl A2
3.277%, 10/15/2030(D)	123	117
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035(A)(D)	1,085	1,084
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(D)	172	164
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(D)	581	502
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
5.000%, 06/25/2062(D)(E)	1,005	996
New Residential Mortgage Loan Trust, Ser 2024-NQM2, Cl A1
5.117%, 09/25/2064(A)(D)	4,873	4,831
NJ Trust, Ser 2023-GSP, Cl A
6.697%, 01/06/2029(A)(D)	1,430	1,494

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
NRTH Mortgage Trust, Ser 2024-PARK, Cl A
5.970%, TSFR1M + 1.641%, 03/15/2039(A)(D)	$4,025	$4,033
NYC Commercial Mortgage Trust, Ser 1155, Cl A
5.833%, 06/10/2042(D)	4,878	4,866
OBX Trust, Ser 2019-EXP1, Cl 1A3
4.000%, 01/25/2059(A)(D)	11	11
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(D)	635	514
OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/2061(A)(D)	2,726	2,417
OBX Trust, Ser 2023-NQM1, Cl A1
5.928%, 11/25/2063(D)(E)	2,763	2,774
OBX Trust, Ser 2023-NQM6, Cl A1
6.520%, 07/25/2063(D)(E)	2,274	2,290
OBX Trust, Ser 2024-NQM15, Cl A1
5.316%, 10/25/2064(D)(E)	4,469	4,450
Oceanview Mortgage Trust, Ser 2021-3, Cl A5
2.500%, 07/25/2051(A)(D)	6,546	5,822
Oceanview Mortgage Trust, Ser 2025-INV1, Cl AF1
5.122%, SOFR30A + 0.800%, 11/25/2054(A)(D)	4,523	4,500
Oceanview Mortgage Trust, Ser 2025-INV2, Cl AF1
5.180%, SOFR30A + 0.850%, 03/25/2055(A)(D)	4,150	4,150
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054(D)	2,490	2,240
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(A)(D)	12,012	10,121
PMT Loan Trust, Ser 2025-INV4, Cl A3
5.500%, 03/25/2056(A)(D)	8,571	8,431
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034(B)(C)	2	2
PRKCM Trust, Ser 2021-AFC2, Cl A1
2.071%, 11/25/2056(A)(D)	748	657
PRPM LLC, Ser 2024-RCF5, Cl A1
4.000%, 08/25/2054(D)(E)	6,425	6,270
RALI Trust, Ser 2005-QO5, Cl A1
5.497%, 12MTA + 1.000%, 01/25/2046(A)	249	195
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	16	14
Rate Mortgage Trust, Ser 2021-J4, Cl A7
2.500%, 11/25/2051(A)(D)	10,217	8,919
Rate Mortgage Trust, Ser 2024-J4, Cl A4
6.000%, 12/25/2054(A)(D)	5,762	5,818

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
RCKT Mortgage Trust, Ser 2024-INV1, Cl A2
6.000%, 06/25/2054(A)(D)	$4,688	$4,689
RCKT Mortgage Trust, Ser 2025-CES1, Cl A1A
5.653%, 01/25/2045(D)(E)	4,255	4,281
RCKT Mortgage Trust, Ser 2025-CES2, Cl A1A
5.503%, 02/25/2055(D)(E)	4,294	4,306
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.955%, 12/25/2034(A)	158	143
ROCK Trust, Ser 2024-CNTR, Cl A
5.388%, 11/13/2041(D)	2,100	2,126
Rocket Mortgage Trust, Ser 2021-3, Cl A1
2.500%, 07/25/2051(A)(D)	1,103	882
Rocket Mortgage Trust, Ser 2022-2, Cl A2
2.500%, 02/25/2052(A)(D)	1,360	1,083
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
5.002%, US0006M + 0.320%, 01/20/2035(A)	47	46
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
5.036%, 10/25/2048(A)(D)	1,711	1,692
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(A)(D)	5,265	4,444
SG Residential Mortgage Trust, Ser 2022-1, Cl A1
3.166%, 03/27/2062(A)(D)	3,240	2,970
SMRT, Ser 2022-MINI, Cl A
5.329%, TSFR1M + 1.000%, 01/15/2039(A)(D)	5,430	5,403
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(D)	339	316
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(D)	233	222
Starwood Mortgage Residential Trust, Ser 2020-INV1, Cl A1
1.027%, 11/25/2055(A)(D)	193	181
Starwood Mortgage Residential Trust, Ser 2021-4, Cl A1
1.162%, 08/25/2056(A)(D)	1,118	972
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1
5.101%, TSFR1M + 0.774%, 10/19/2034(A)	25	24
Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, Cl A1
4.921%, TSFR1M + 0.594%, 04/19/2035(A)	502	490
Structured Asset Securities, Ser 2003-37A, Cl 2A
5.750%, 12/25/2033(A)	13	13

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl A
5.772%, TSFR1M + 1.443%, 02/15/2042(A)(D)	$1,994	$1,977
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
5.079%, TSFR1M + 0.754%, 09/25/2043(A)	53	52
Towd Point Mortgage Trust, Ser 2017-4, Cl B2
3.649%, 06/25/2057(A)(D)	1,860	1,532
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063(A)(D)	886	854
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(A)(D)	829	769
Towd Point Mortgage Trust, Ser 2022-4, Cl A1
3.750%, 09/25/2062(D)	2,497	2,373
Towd Point Mortgage Trust, Ser 2024-1, Cl A1
4.827%, 03/25/2064(A)(D)	5,454	5,506
Towd Point Mortgage Trust, Ser 2024-3, Cl A1A
5.108%, 07/25/2065(A)(D)	5,301	5,371
UBS Commercial Mortgage Trust, Ser C4, Cl A3
3.301%, 10/15/2050	802	782
Verus Securitization Trust, Ser 2019-INV3, Cl A1
3.692%, 11/25/2059(A)(D)	182	180
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(D)	466	412
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(D)	961	847
Verus Securitization Trust, Ser 2021-3, Cl A1
1.046%, 06/25/2066(A)(D)	855	727
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(A)(D)	1,112	916
Verus Securitization Trust, Ser 2021-5, Cl A1
1.013%, 09/25/2066(A)(D)	2,901	2,476
Verus Securitization Trust, Ser 2021-7, Cl A1
1.829%, 10/25/2066(D)(E)	1,272	1,137
Verus Securitization Trust, Ser 2021-8, Cl A1
1.824%, 11/25/2066(A)(D)	1,153	1,045
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(D)	272	261
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(D)	413	391

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Virginia Housing Development Authority, Ser 2006-C, Cl CTFS
6.000%, 06/25/2034	$47	$47
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
6.501%, 10/25/2033(A)	26	25
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
7.145%, 06/25/2033(A)	20	20
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
6.548%, 09/25/2033(A)	58	58
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
3.822%, 06/25/2033(A)	2	2
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	96	95
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
5.423%, 06/25/2034(A)	17	16
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR4, Cl A6
6.168%, 06/25/2034(A)	1,619	1,581
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR7, Cl A6
5.919%, 07/25/2034(A)	1,375	1,286
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
4.959%, TSFR1M + 0.634%, 11/25/2045(A)	4,509	4,309
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
4.979%, TSFR1M + 0.654%, 12/25/2045(A)	2,058	2,061
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
4.059%, 12MTA + 1.500%, 12/25/2046(A)	120	107
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	98	15
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/2033(B)(C)	5	5
Wells Fargo Commercial Mortgage Trust, Ser 2025-5C4, Cl AS
6.093%, 05/15/2058	1,590	1,648
Wells Fargo Commercial Mortgage Trust, Ser 2025-5C4, Cl A3
5.673%, 05/15/2058	3,280	3,390

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2025-C64, Cl A5
5.645%, 02/15/2058	$848	$875
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
7.305%, 08/25/2035(A)	10	10
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/2057(A)	970	880
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.000%, 10/15/2057(A)	384	–

		440,567
Total Mortgage-Backed Securities
(Cost $3,828,359) ($ Thousands)		3,719,645

U.S. TREASURY OBLIGATIONS — 30.8%
U.S. Treasury Bills
4.244%, 07/24/2025 (F)	135,630	134,802
4.219%, 07/31/2025 (F)	10,230	10,159
U.S. Treasury Bonds
5.000%, 05/15/2045	37,297	37,676
4.750%, 02/15/2045	168,325	164,301
4.750%, 05/15/2055	157,165	153,138
4.625%, 02/15/2055	27,445	26,107
4.250%, 08/15/2054	26,760	23,929
3.375%, 11/15/2048	44,565	34,463
3.125%, 02/15/2043	8,250	6,502
3.125%, 05/15/2048 (G)	63,445	47,058
3.000%, 02/15/2048	43,350	31,485
3.000%, 08/15/2048	4,442	3,210
3.000%, 02/15/2049	65,482	47,157
2.875%, 05/15/2052	28,345	19,473
2.500%, 05/15/2046	41,444	27,991
2.375%, 02/15/2042	8,403	5,986
2.375%, 05/15/2051	19,115	11,827
2.250%, 08/15/2046	67,158	42,973
2.000%, 11/15/2041	93,412	62,955
2.000%, 08/15/2051	16,580	9,316
1.875%, 02/15/2041	2,345	1,579
1.750%, 08/15/2041	114,919	74,648
1.375%, 11/15/2040	51,148	31,898
1.125%, 08/15/2040	21,739	13,066
U.S. Treasury Inflation Protected Securities
2.125%, 01/15/2035	29,306	29,511
1.875%, 07/15/2034	19,813	19,656
U.S. Treasury Notes
4.500%, 05/15/2027	25,930	26,208
4.375%, 08/15/2026	4,375	4,389
4.250%, 12/31/2026	50,115	50,305

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.250%, 01/15/2028	$70,535	$71,180
4.250%, 05/15/2035	91,904	90,870
4.125%, 01/31/2027	16,870	16,908
4.125%, 05/31/2032	138,897	138,550
4.000%, 05/31/2030	311,344	311,952
4.000%, 04/30/2032	45,560	45,111
3.875%, 03/31/2027	23,115	23,089
3.875%, 05/31/2027	140,631	140,576
3.875%, 04/30/2030	80,958	80,635
3.750%, 04/30/2027	67,865	67,656
3.750%, 04/15/2028	77,415	77,167
3.750%, 05/15/2028	232,773	232,082
3.625%, 03/31/2030	5,958	5,868
2.875%, 05/15/2028	34,003	33,067
2.875%, 04/30/2029	6,838	6,582
2.625%, 07/31/2029 (G)	28,040	26,652
2.375%, 05/15/2027	73,530	71,413
2.375%, 03/31/2029	61,990	58,619
1.875%, 02/28/2027	6,455	6,230
1.875%, 02/28/2029	37,664	35,026
1.875%, 02/15/2032	14,395	12,484
0.750%, 05/31/2026	10,910	10,550
0.750%, 08/31/2026	13,415	12,878
0.500%, 10/31/2027	7,403	6,831

Total U.S. Treasury Obligations
(Cost $2,781,760) ($ Thousands)		2,733,744

CORPORATE OBLIGATIONS — 22.9%
Communication Services — 1.7%
Alphabet
5.300%, 05/15/2065	1,246	1,193
5.250%, 05/15/2055	1,246	1,205
4.500%, 05/15/2035	3,550	3,448
4.000%, 05/15/2030	1,636	1,619
AT&T
3.800%, 12/01/2057	1,132	775
3.650%, 09/15/2059	719	472
3.550%, 09/15/2055	16,202	10,711
3.500%, 06/01/2041	733	561
3.500%, 09/15/2053	4,734	3,146
Charter Communications Operating LLC / Charter Communications Operating Capital
6.550%, 06/01/2034	730	764
6.484%, 10/23/2045	110	106
6.100%, 06/01/2029	5,650	5,882
5.750%, 04/01/2048	1,160	1,018
5.500%, 04/01/2063	435	356
5.375%, 04/01/2038	410	378
5.250%, 04/01/2053	947	780
5.125%, 07/01/2049	310	249

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.908%, 07/23/2025	$224	$224
4.800%, 03/01/2050	230	178
3.900%, 06/01/2052	560	370
3.750%, 02/15/2028	681	665
3.700%, 04/01/2051	2,145	1,381
3.500%, 06/01/2041	395	277
3.500%, 03/01/2042	2,089	1,445
2.300%, 02/01/2032	2,000	1,648
Comcast
5.350%, 05/15/2053	1,372	1,242
5.300%, 05/15/2035	2,195	2,200
4.600%, 10/15/2038	4,025	3,651
4.049%, 11/01/2052	740	545
2.987%, 11/01/2063	859	473
2.937%, 11/01/2056	1,110	635
2.887%, 11/01/2051	4,815	2,857
1.500%, 02/15/2031	1,720	1,449
Cox Enterprises
7.375%, 07/15/2027 (D)	2,895	3,049
Meta Platforms
5.600%, 05/15/2053	2,655	2,597
5.550%, 08/15/2064	6,552	6,270
5.400%, 08/15/2054	5,821	5,526
4.450%, 08/15/2052	1,495	1,236
Netflix
5.400%, 08/15/2054	944	908
Paramount Global
6.875%, 04/30/2036	3,025	3,075
5.900%, 10/15/2040	1,770	1,577
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (D)	7,728	7,762
Time Warner Cable Enterprises LLC
8.375%, 07/15/2033	1,380	1,585
Time Warner Cable LLC
7.300%, 07/01/2038	100	107
6.750%, 06/15/2039	170	172
6.550%, 05/01/2037	280	282
5.875%, 11/15/2040	7,880	7,369
5.500%, 09/01/2041	2,402	2,117
4.500%, 09/15/2042	1,070	823
T-Mobile USA
5.875%, 11/15/2055	909	885
5.300%, 05/15/2035	1,528	1,523
5.125%, 05/15/2032	2,274	2,294
5.050%, 07/15/2033	2,560	2,538
4.700%, 01/15/2035	1,395	1,333
3.875%, 04/15/2030	870	839
3.750%, 04/15/2027	6,478	6,394
3.500%, 04/15/2031	13,645	12,679
3.400%, 10/15/2052	3,480	2,273
Verizon Communications
5.500%, 02/23/2054	688	654

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.250%, 04/02/2035	$2,273	$2,264
4.272%, 01/15/2036	1,435	1,307
3.700%, 03/22/2061	475	320
2.987%, 10/30/2056	1,247	730
2.650%, 11/20/2040	420	289
Walt Disney
3.500%, 05/13/2040	3,945	3,168
Warnermedia Holdings
5.141%, 03/15/2052	15,780	10,229
5.050%, 03/15/2042	7,170	5,158

		151,235

Consumer Discretionary — 1.0%
Amazon.com
3.875%, 08/22/2037	2,490	2,218
3.450%, 04/13/2029	550	538
3.150%, 08/22/2027	160	157
AutoZone
6.250%, 11/01/2028	810	857
5.125%, 06/15/2030	1,730	1,757
BMW US Capital LLC
5.050%, 03/21/2030 (D)	2,250	2,268
Dick's Sporting Goods
4.100%, 01/15/2052	2,678	1,836
Ford Motor Credit LLC
6.054%, 11/05/2031	10,543	10,272
6.050%, 03/05/2031	312	305
2.900%, 02/10/2029	6,537	5,852
General Motors
5.600%, 10/15/2032	280	279
5.350%, 04/15/2028	3,890	3,921
General Motors Financial
6.150%, 07/15/2035	1,335	1,338
5.950%, 04/04/2034	3,060	3,040
5.450%, 07/15/2030	9,606	9,619
5.350%, 01/07/2030	864	865
5.000%, 04/09/2027	465	465
4.350%, 01/17/2027	520	515
2.700%, 06/10/2031	3,111	2,670
Home Depot
4.850%, 06/25/2031	776	789
4.750%, 06/25/2029	1,167	1,185
3.625%, 04/15/2052	746	528
Hyundai Capital America
5.300%, 06/24/2029 (D)	1,900	1,918
5.150%, 03/27/2030 (D)	2,792	2,793
Las Vegas Sands
6.000%, 08/15/2029	610	619
5.625%, 06/15/2028	2,720	2,726
2.900%, 06/25/2025	140	140
Lowe's
5.000%, 04/15/2040	2,000	1,844
4.250%, 04/01/2052	1,927	1,462

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 04/01/2051	$993	$659
2.500%, 04/15/2026	260	256
1.700%, 09/15/2028	900	826
McDonald's
4.950%, 03/03/2035	2,670	2,633
McDonald's MTN
6.300%, 03/01/2038	1,170	1,258
4.700%, 12/09/2035	485	467
3.800%, 04/01/2028	250	247
3.700%, 01/30/2026	1,065	1,061
3.600%, 07/01/2030	460	441
3.500%, 03/01/2027	180	178
3.500%, 07/01/2027	510	502
2.125%, 03/01/2030	420	378
1.450%, 09/01/2025	850	843
Starbucks
5.400%, 05/15/2035	5,395	5,407
3.500%, 11/15/2050	1,250	841
Toyota Motor Credit
5.100%, 03/21/2031	2,845	2,893
4.800%, 05/15/2030	1,911	1,923
Volkswagen Group of America Finance LLC
5.800%, 03/27/2035 (D)	2,730	2,699
5.650%, 03/25/2032 (D)	4,150	4,158
5.350%, 03/27/2030 (D)	2,250	2,255

		92,701

Consumer Staples — 1.5%
Alcon Finance
5.375%, 12/06/2032 (D)	3,268	3,306
3.000%, 09/23/2029 (D)	3,845	3,573
Altria Group
4.875%, 02/04/2028	1,290	1,302
4.800%, 02/14/2029	11	11
4.400%, 02/14/2026	203	203
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	3,680	3,318
4.700%, 02/01/2036	8,506	8,176
Anheuser-Busch InBev Worldwide
5.450%, 01/23/2039	1,931	1,936
BAT Capital
7.081%, 08/02/2053	485	526
6.250%, 08/15/2055	1,298	1,279
5.834%, 02/20/2031	2,630	2,740
5.625%, 08/15/2035	3,650	3,657
5.350%, 08/15/2032	5,930	5,990
4.540%, 08/15/2047	3,208	2,533
4.390%, 08/15/2037	1,284	1,130
3.557%, 08/15/2027	259	253
Bayer US Finance II LLC
4.375%, 12/15/2028 (D)	3,938	3,863

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bunge Finance
4.200%, 09/17/2029	$1,820	$1,796
1.630%, 08/17/2025	788	783
Coca-Cola
5.200%, 01/14/2055	422	395
CommonSpirit Health
3.347%, 10/01/2029	718	678
2.782%, 10/01/2030	1,840	1,660
Constellation Brands
2.250%, 08/01/2031	5,146	4,411
CVS Pass-Through Trust
6.036%, 12/10/2028	700	708
5.926%, 01/10/2034 (D)	110	110
5.880%, 01/10/2028	35	36
5.789%, 01/10/2026 (D)	100	100
Diageo Investment
5.625%, 04/15/2035	1,495	1,535
Fresenius Medical Care US Finance III
1.875%, 12/01/2026 (D)	2,440	2,333
Imperial Brands Finance PLC
4.250%, 07/21/2025 (D)	1,326	1,324
Imperial Brands Finance PLC MTN
5.875%, 07/01/2034 (D)	1,592	1,601
Japan Tobacco
5.250%, 06/15/2030 (D)	4,060	4,143
JBS USA Holding Lux SARL
7.250%, 11/15/2053	2,586	2,851
6.750%, 03/15/2034	2,582	2,774
6.500%, 12/01/2052	4,377	4,436
6.375%, 02/25/2055 (D)	405	403
3.625%, 01/15/2032	2,180	1,960
3.000%, 02/02/2029	180	169
3.000%, 05/15/2032	5,434	4,671
Kenvue
4.850%, 05/22/2032	2,679	2,691
Keurig Dr Pepper
5.300%, 03/15/2034	3,315	3,346
Kroger
5.500%, 09/15/2054	2,493	2,305
5.000%, 09/15/2034	760	740
Mars
5.200%, 03/01/2035 (D)	10,535	10,495
Philip Morris International
5.375%, 02/15/2033	3,000	3,059
5.000%, 11/17/2025	1,833	1,836
4.875%, 04/30/2035	3,439	3,326
4.375%, 04/30/2030	3,244	3,205
4.125%, 04/28/2028	3,832	3,808
Pilgrim's Pride
3.500%, 03/01/2032	670	593
Reynolds American
8.125%, 05/01/2040	1,060	1,227
6.150%, 09/15/2043	480	474

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sysco
5.100%, 09/23/2030	$2,145	$2,175
Tyson Foods
5.150%, 08/15/2044	463	414
Walmart
4.900%, 04/28/2035	4,035	4,036
4.350%, 04/28/2030	3,084	3,095

		129,498

Energy — 1.4%
Aker BP
5.800%, 10/01/2054 (D)	402	352
5.125%, 10/01/2034 (D)	3,324	3,117
BP Capital Markets America
4.893%, 09/11/2033	1,835	1,804
4.812%, 02/13/2033	3,940	3,867
Chevron USA
4.980%, 04/15/2035	251	250
Columbia Pipelines Operating LLC
6.544%, 11/15/2053 (D)	280	281
ConocoPhillips
5.550%, 03/15/2054	672	624
5.500%, 01/15/2055	1,202	1,108
4.150%, 11/15/2034	458	418
Continental Resources/Oklahoma
2.268%, 11/15/2026 (D)	4,370	4,193
Devon Energy
7.875%, 09/30/2031	1,210	1,372
5.750%, 09/15/2054	1,433	1,246
5.200%, 09/15/2034	5,902	5,588
Diamondback Energy
5.900%, 04/18/2064	1,314	1,176
5.750%, 04/18/2054	2,845	2,550
5.550%, 04/01/2035	2,263	2,232
5.200%, 04/18/2027	774	782
5.150%, 01/30/2030	1,446	1,463
Eastern Energy Gas Holdings LLC
5.800%, 01/15/2035	4,435	4,524
Energy Transfer LP
6.550%, 12/01/2033	1,950	2,071
6.400%, 12/01/2030	3,220	3,423
6.250%, 04/15/2049	1,390	1,324
6.200%, 04/01/2055	141	133
6.000%, 02/01/2029 (D)	1,560	1,580
5.950%, 05/15/2054	3,551	3,243
5.700%, 04/01/2035	2,471	2,464
5.500%, 06/01/2027	620	628
5.300%, 04/01/2044	60	52
5.300%, 04/15/2047	781	664
5.250%, 07/01/2029	2,207	2,243
5.000%, 05/15/2050	7,004	5,662
4.950%, 06/15/2028	280	282
4.000%, 10/01/2027	1,870	1,846

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Eni SpA
5.950%, 05/15/2054 (D)	$890	$833
Enterprise Products Operating LLC
7.550%, 04/15/2038	60	70
4.950%, 02/15/2035	1,855	1,813
Equinor
5.125%, 06/03/2035	1,531	1,535
Exxon Mobil
4.227%, 03/19/2040	745	653
Galaxy Pipeline Assets Bidco
2.625%, 03/31/2036 (D)	1,171	977
2.160%, 03/31/2034 (D)	1,303	1,142
1.750%, 09/30/2027 (D)	954	918
Greensaif Pipelines Bidco SARL
6.103%, 08/23/2042 (D)	1,985	1,952
Hess
6.000%, 01/15/2040	7,955	8,175
5.800%, 04/01/2047	1,150	1,109
HF Sinclair
5.000%, 02/01/2028	3,595	3,578
Kinder Morgan
5.200%, 03/01/2048	1,240	1,077
5.150%, 06/01/2030	1,510	1,524
5.000%, 02/01/2029	300	304
MPLX
5.950%, 04/01/2055	3,440	3,177
ONEOK
5.850%, 11/01/2064	313	280
5.700%, 11/01/2054	1,843	1,647
5.050%, 11/01/2034	403	384
Petroleos Mexicanos
6.350%, 02/12/2048	266	173
2.460%, 12/15/2025	313	308
Petroleos Mexicanos MTN
6.750%, 09/21/2047	809	547
Phillips 66
1.300%, 02/15/2026	530	518
Sabine Pass Liquefaction LLC
5.000%, 03/15/2027	6,100	6,127
Saudi Arabian Oil
6.375%, 06/02/2055 (D)	8,466	8,297
4.750%, 06/02/2030 (D)	3,236	3,225
Shell Finance US
4.125%, 05/11/2035	3,250	3,018
4.000%, 05/10/2046	170	132
2.750%, 04/06/2030	660	614
Spectra Energy Partners LP
3.375%, 10/15/2026	140	138
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,200	2,503
TotalEnergies Capital
5.638%, 04/05/2064	385	360
5.425%, 09/10/2064	406	368

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TransCanada PipeLines
5.850%, 03/15/2036	$117	$119
4.625%, 03/01/2034	4,705	4,430
Williams
7.750%, 06/15/2031	339	383
7.500%, 01/15/2031	9	10
4.900%, 01/15/2045	570	487
3.750%, 06/15/2027	410	404

		125,871

Financials — 7.1%
AIB Group PLC MTN
5.871%, SOFRRATE + 1.910%, 03/28/2035 (A)(D)	2,645	2,685
American Express
5.667%, SOFRRATE + 1.790%, 04/25/2036 (A)	3,843	3,924
5.442%, SOFRINDX + 1.320%, 01/30/2036 (A)	1,572	1,582
5.389%, SOFRRATE + 0.970%, 07/28/2027 (A)	11,465	11,567
5.085%, SOFRINDX + 1.020%, 01/30/2031 (A)	1,136	1,153
5.016%, SOFRRATE + 1.440%, 04/25/2031 (A)	3,062	3,097
4.731%, SOFRRATE + 1.260%, 04/25/2029 (A)	3,301	3,320
American International Group
5.450%, 05/07/2035	290	292
Aon North America
5.450%, 03/01/2034	5,640	5,703
Apollo Debt Solutions BDC
6.550%, 03/15/2032 (D)	1,252	1,265
Apollo Global Management
5.800%, 05/21/2054	417	399
Ares Management
5.600%, 10/11/2054	1,166	1,065
Ares Strategic Income Fund
6.200%, 03/21/2032	1,669	1,654
Athene Global Funding
3.205%, 03/08/2027 (D)	1,470	1,423
2.950%, 11/12/2026 (D)	4,275	4,167
2.717%, 01/07/2029 (D)	1,245	1,150
Avolon Holdings Funding
6.375%, 05/04/2028 (D)	1,410	1,460
5.750%, 03/01/2029 (D)	1,410	1,436
5.750%, 11/15/2029 (D)	3,015	3,066
5.375%, 05/30/2030 (D)	4,380	4,394
3.250%, 02/15/2027 (D)	400	388
2.528%, 11/18/2027 (D)	1,073	1,011
Bain Capital Specialty Finance
5.950%, 03/15/2030	1,137	1,121

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of America
5.744%, SOFRRATE + 1.697%, 02/12/2036 (A)	$3,360	$3,337
5.468%, SOFRRATE + 1.650%, 01/23/2035 (A)	12,465	12,595
4.571%, SOFRRATE + 1.830%, 04/27/2033 (A)	2,970	2,881
2.687%, SOFRRATE + 1.320%, 04/22/2032 (A)	510	450
2.592%, SOFRRATE + 2.150%, 04/29/2031 (A)	9,445	8,522
1.734%, SOFRRATE + 0.960%, 07/22/2027 (A)	14,443	13,971
1.658%, SOFRRATE + 0.910%, 03/11/2027 (A)	2,435	2,379
Bank of America MTN
2.972%, SOFRRATE + 1.330%, 02/04/2033 (A)	1,885	1,661
2.884%, TSFR3M + 1.452%, 10/22/2030 (A)	480	445
2.496%, TSFR3M + 1.252%, 02/13/2031 (A)	3,162	2,852
2.087%, SOFRRATE + 1.060%, 06/14/2029 (A)	13,470	12,504
1.922%, SOFRRATE + 1.370%, 10/24/2031 (A)	765	659
Bank of New York Mellon
4.942%, SOFRRATE + 0.887%, 02/11/2031 (A)	2,426	2,452
4.543%, SOFRRATE + 1.169%, 02/01/2029 (A)	2,020	2,028
Bank of Nova Scotia
4.900%, H15T5Y + 4.551%(A)(H)	1,385	1,384
Barclays
5.367%, SOFRRATE + 1.230%, 02/25/2031 (A)	2,570	2,592
Barclays PLC
5.785%, SOFRRATE + 1.590%, 02/25/2036 (A)	4,156	4,165
BlackRock Funding
5.250%, 03/14/2054	340	318
Blue Owl Credit Income
6.600%, 09/15/2029	1,685	1,722
BNP Paribas
5.906%, SOFRRATE + 1.920%, 11/19/2035 (A)(D)	1,262	1,255
BPCE
6.027%, SOFRRATE + 1.956%, 05/28/2036 (A)(D)	1,979	2,008
5.389%, SOFRRATE + 1.581%, 05/28/2031 (A)(D)	2,335	2,355
Capital One Financial
6.051%, SOFRRATE + 2.260%, 02/01/2035 (A)	3,396	3,485

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CBRE Services
5.500%, 06/15/2035	$1,146	$1,129
Charles Schwab
5.643%, SOFRRATE + 2.210%, 05/19/2029 (A)	3,380	3,499
Chubb INA Holdings LLC MTN
5.000%, 03/15/2034	2,500	2,502
CI Financial
3.200%, 12/17/2030	6,530	5,697
Citadel LP
4.875%, 01/15/2027 (D)	1,240	1,232
Citibank
5.570%, 04/30/2034	7,815	8,002
4.914%, 05/29/2030	8,238	8,308
4.576%, 05/29/2027	6,676	6,686
Citigroup
8.125%, 07/15/2039	1,438	1,770
6.174%, SOFRRATE + 2.661%, 05/25/2034 (A)	1,853	1,899
6.020%, SOFRRATE + 1.830%, 01/24/2036 (A)	4,785	4,813
5.827%, SOFRRATE + 2.056%, 02/13/2035 (A)	849	847
5.612%, SOFRRATE + 1.746%, 03/04/2056 (A)	2,060	1,963
5.610%, SOFRRATE + 1.546%, 09/29/2026 (A)	3,505	3,513
5.449%, SOFRRATE + 1.447%, 06/11/2035 (A)	405	406
5.333%, SOFRRATE + 1.465%, 03/27/2036 (A)	5,461	5,387
5.300%, 05/06/2044	255	233
5.174%, SOFRRATE + 1.364%, 02/13/2030 (A)	12,485	12,645
4.786%, SOFRRATE + 0.870%, 03/04/2029 (A)	3,001	3,005
4.600%, 03/09/2026	2,785	2,782
4.542%, SOFRRATE + 1.338%, 09/19/2030 (A)	1,442	1,424
3.057%, SOFRRATE + 1.351%, 01/25/2033 (A)	313	275
2.572%, SOFRRATE + 2.107%, 06/03/2031 (A)	4,150	3,718
2.561%, SOFRRATE + 1.167%, 05/01/2032 (A)	13,320	11,635
2.520%, SOFRRATE + 1.177%, 11/03/2032 (A)	215	185
Constellation Insurance
6.800%, 01/24/2030 (D)	1,775	1,702
Cooperatieve Rabobank UA
3.758%, H15T1Y + 1.420%, 04/06/2033 (A)(D)	3,290	3,022
3.649%, H15T1Y + 1.220%, 04/06/2028 (A)(D)	780	767

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Credit Agricole
5.222%, SOFRRATE + 1.460%, 05/27/2031 (A)(D)	$3,107	$3,134
Deutsche Bank NY
6.819%, SOFRRATE + 2.510%, 11/20/2029 (A)	1,445	1,529
5.297%, SOFRRATE + 1.720%, 05/09/2031 (A)	3,026	3,030
4.999%, SOFRRATE + 1.700%, 09/11/2030 (A)	1,695	1,688
3.742%, SOFRRATE + 2.257%, 01/07/2033 (A)	4,363	3,840
Farmers Exchange Capital
7.200%, 07/15/2048 (D)	1,788	1,763
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (A)(D)	5,120	4,803
Farmers Exchange Capital III
5.454%, TSFR3M + 3.454%, 10/15/2054 (A)(D)	2,510	2,231
Farmers Insurance Exchange
7.000%, H15T10Y + 3.864%, 10/15/2064 (A)(D)	1,530	1,495
FS KKR Capital
6.125%, 01/15/2030	2,347	2,311
Goldman Sachs Bank USA NY
5.414%, SOFRRATE + 0.750%, 05/21/2027 (A)	2,212	2,228
Goldman Sachs Group
5.734%, SOFRRATE + 1.696%, 01/28/2056 (A)	3,832	3,724
5.536%, SOFRRATE + 1.380%, 01/28/2036 (A)	5,585	5,625
5.330%, SOFRRATE + 1.550%, 07/23/2035 (A)	2,704	2,681
5.218%, SOFRRATE + 1.580%, 04/23/2031 (A)	5,375	5,453
5.207%, SOFRRATE + 1.078%, 01/28/2031 (A)	3,372	3,419
5.049%, SOFRRATE + 1.210%, 07/23/2030 (A)	1,322	1,333
5.016%, SOFRRATE + 1.420%, 10/23/2035 (A)	5,680	5,497
4.692%, SOFRRATE + 1.135%, 10/23/2030 (A)	2,633	2,624
2.908%, SOFRRATE + 1.472%, 07/21/2042 (A)	280	195
2.650%, SOFRRATE + 1.264%, 10/21/2032 (A)	2,770	2,405
2.615%, SOFRRATE + 1.281%, 04/22/2032 (A)	2,000	1,754
2.383%, SOFRRATE + 1.248%, 07/21/2032 (A)	13,815	11,888

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.542%, SOFRRATE + 0.818%, 09/10/2027 (A)	$5,805	$5,574
1.431%, SOFRRATE + 0.798%, 03/09/2027 (A)	9,465	9,227
Goldman Sachs Private Credit
6.250%, 05/06/2030 (D)	1,761	1,776
Guardian Life Global Funding
4.798%, 04/28/2030 (D)	7,755	7,815
1.100%, 06/23/2025 (D)	290	289
Guardian Life Global Funding MTN
4.179%, 09/26/2029 (D)	4,400	4,357
HSBC Bank USA
7.000%, 01/15/2039	510	573
HSBC Holdings PLC
5.887%, SOFRRATE + 1.570%, 08/14/2027 (A)	1,480	1,498
5.874%, SOFRRATE + 1.900%, 11/18/2035 (A)	2,623	2,599
5.790%, SOFRRATE + 1.880%, 05/13/2036 (A)	3,634	3,659
5.733%, SOFRRATE + 1.520%, 05/17/2032 (A)	8,250	8,462
5.597%, SOFRRATE + 1.060%, 05/17/2028 (A)	1,680	1,705
5.286%, SOFRRATE + 1.290%, 11/19/2030 (A)	5,000	5,050
5.130%, SOFRRATE + 1.290%, 03/03/2031 (A)	3,427	3,436
4.899%, SOFRRATE + 1.030%, 03/03/2029 (A)	3,427	3,435
4.583%, TSFR3M + 1.796%, 06/19/2029 (A)	660	656
2.357%, SOFRRATE + 1.947%, 08/18/2031 (A)	410	359
2.099%, SOFRRATE + 1.929%, 06/04/2026 (A)	4,845	4,844
ING Groep
5.525%, SOFRRATE + 1.610%, 03/25/2036 (A)	3,114	3,106
Intercontinental Exchange
5.250%, 06/15/2031	1,695	1,744
Jackson Financial
3.125%, 11/23/2031	2,780	2,414
JPMorgan Chase
8.750%, 09/01/2030	1,725	2,026
5.766%, SOFRRATE + 1.490%, 04/22/2035 (A)	5,475	5,662
5.572%, SOFRRATE + 1.680%, 04/22/2036 (A)	5,875	5,977
5.502%, SOFRRATE + 1.315%, 01/24/2036 (A)	2,215	2,241
5.299%, SOFRRATE + 1.450%, 07/24/2029 (A)	6,325	6,453

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.294%, SOFRRATE + 1.460%, 07/22/2035 (A)	$4,271	$4,263
5.090%, TSFR3M + 0.812%, 02/01/2027 (A)	2,740	2,703
4.946%, SOFRRATE + 1.340%, 10/22/2035 (A)	335	325
4.452%, TSFR3M + 1.592%, 12/05/2029 (A)	740	735
4.250%, 10/01/2027	2,070	2,070
4.203%, TSFR3M + 1.522%, 07/23/2029 (A)	940	930
4.125%, 12/15/2026	2,420	2,409
3.625%, 12/01/2027	1,000	982
2.947%, SOFRRATE + 1.170%, 02/24/2028 (A)	1,470	1,431
2.739%, TSFR3M + 1.510%, 10/15/2030 (A)	1,640	1,512
2.580%, TSFR3M + 1.250%, 04/22/2032 (A)	1,212	1,070
2.545%, SOFRRATE + 1.180%, 11/08/2032 (A)	2,175	1,885
2.522%, SOFRRATE + 2.040%, 04/22/2031 (A)	4,631	4,179
2.182%, SOFRRATE + 1.890%, 06/01/2028 (A)	1,775	1,694
2.069%, SOFRRATE + 1.015%, 06/01/2029 (A)	2,525	2,349
1.953%, SOFRRATE + 1.065%, 02/04/2032 (A)	5,425	4,645
1.578%, SOFRRATE + 0.885%, 04/22/2027 (A)	5,945	5,789
1.470%, SOFRRATE + 0.765%, 09/22/2027 (A)	3,180	3,054
1.045%, SOFRRATE + 0.800%, 11/19/2026 (A)	2,250	2,211
Lehman Brothers Holdings
6.500%, 12/31/2049 (I)	4,040	2
Lehman Brothers Holdings MTN
6.750%, 12/31/2049 (I)	10,370	–
Lehman Brothers Holdings Capital Trust VII MTN
5.857%, US0003M + 0.840%(H)(I)	20,630	–
Lloyds Banking Group PLC
4.375%, 03/22/2028	680	676
Marsh & McLennan
5.750%, 11/01/2032	1,510	1,589
MassMutual Global Funding II
4.950%, 01/10/2030 (D)	4,500	4,556
Mastercard
3.850%, 03/26/2050	2,850	2,187
Mercury General
4.400%, 03/15/2027	1,720	1,695
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (D)	2,030	2,001

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mitsubishi UFJ Financial Group
5.615%, H15T1Y + 1.270%, 04/24/2036 (A)	$2,693	$2,735
5.159%, H15T1Y + 1.170%, 04/24/2031 (A)	3,067	3,110
Morgan Stanley
5.587%, SOFRRATE + 1.418%, 01/18/2036 (A)	3,470	3,504
5.466%, SOFRRATE + 1.730%, 01/18/2035 (A)	2,960	2,978
5.449%, SOFRRATE + 1.630%, 07/20/2029 (A)	2,325	2,378
5.320%, SOFRRATE + 1.555%, 07/19/2035 (A)	5,605	5,569
5.230%, SOFRRATE + 1.108%, 01/15/2031 (A)	4,361	4,425
5.192%, SOFRRATE + 1.510%, 04/17/2031 (A)	3,230	3,277
5.042%, SOFRRATE + 1.215%, 07/19/2030 (A)	4,054	4,094
4.994%, SOFRRATE + 1.380%, 04/12/2029 (A)	4,475	4,517
1.593%, SOFRRATE + 0.879%, 05/04/2027 (A)	1,520	1,477
Morgan Stanley MTN
5.831%, SOFRRATE + 1.580%, 04/19/2035 (A)	8,702	8,972
5.656%, SOFRRATE + 1.260%, 04/18/2030 (A)	955	986
5.250%, SOFRRATE + 1.870%, 04/21/2034 (A)	4,170	4,167
4.431%, TSFR3M + 1.890%, 01/23/2030 (A)	70	69
4.350%, 09/08/2026	1,105	1,101
3.772%, TSFR3M + 1.402%, 01/24/2029 (A)	280	274
3.622%, SOFRRATE + 3.120%, 04/01/2031 (A)	2,320	2,200
3.591%, US0003M + 1.340%, 07/22/2028 (A)	270	264
2.943%, SOFRRATE + 1.290%, 01/21/2033 (A)	290	255
2.699%, SOFRRATE + 1.143%, 01/22/2031 (A)	10	9
2.511%, SOFRRATE + 1.200%, 10/20/2032 (A)	4,590	3,952
2.475%, SOFRRATE + 1.000%, 01/21/2028 (A)	3,725	3,596
2.239%, SOFRRATE + 1.178%, 07/21/2032 (A)	2,895	2,465
1.512%, SOFRRATE + 0.858%, 07/20/2027 (A)	1,235	1,192

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (A)(D)	$700	$681
NatWest Group
5.115%, H15T1Y + 1.050%, 05/23/2031 (A)	2,328	2,337
Northwestern Mutual Global Funding
5.160%, 05/28/2031 (D)	3,285	3,348
Northwestern Mutual Life Insurance
3.850%, 09/30/2047 (D)	2,788	2,078
Oaktree Specialty Lending
6.340%, 02/27/2030	1,457	1,438
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (A)	1,105	1,211
5.676%, SOFRRATE + 1.902%, 01/22/2035 (A)	185	189
4.812%, SOFRRATE + 1.259%, 10/21/2032 (A)	2,019	1,994
Santander Holdings USA
6.342%, SOFRRATE + 2.138%, 05/31/2035 (A)	1,386	1,419
5.741%, SOFRRATE + 1.878%, 03/20/2031 (A)	1,136	1,148
Santander UK Group Holdings PLC
2.469%, SOFRRATE + 1.220%, 01/11/2028 (A)	370	356
1.673%, SOFRRATE + 0.989%, 06/14/2027 (A)	15	14
1.532%, H15T1Y + 1.250%, 08/21/2026 (A)	1,140	1,132
SBL Holdings
7.200%, 10/30/2034 (D)	1,650	1,553
Societe Generale
7.132%, H15T1Y + 2.950%, 01/19/2055 (A)(D)	837	829
Societe Generale MTN
7.367%, 01/10/2053 (D)	452	463
State Street
5.146%, SOFRRATE + 1.217%, 02/28/2036 (A)	2,295	2,282
4.729%, 02/28/2030	3,430	3,451
Store Capital LLC
5.400%, 04/30/2030 (D)	885	881
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (D)	148	164
4.900%, 09/15/2044 (D)	600	527
4.270%, 05/15/2047 (D)	175	138
3.300%, 05/15/2050 (D)	2,360	1,548
Truist Financial MTN
4.260%, SOFRRATE + 1.456%, 07/28/2026 (A)	1,815	1,813

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
UBS Group
5.379%, USISSO01 + 1.860%, 09/06/2045 (A)(D)	$1,834	$1,725
US Bancorp
5.836%, SOFRRATE + 2.260%, 06/12/2034 (A)	2,955	3,051
5.678%, SOFRRATE + 1.860%, 01/23/2035 (A)	445	453
4.839%, SOFRRATE + 1.600%, 02/01/2034 (A)	2,825	2,740
Wells Fargo
7.950%, 11/15/2029	925	1,030
6.303%, SOFRRATE + 1.790%, 10/23/2029 (A)	776	814
5.499%, SOFRRATE + 1.780%, 01/23/2035 (A)	2,025	2,036
5.389%, SOFRRATE + 2.020%, 04/24/2034 (A)	2,695	2,707
5.244%, SOFRRATE + 1.110%, 01/24/2031 (A)	1,310	1,329
5.211%, SOFRRATE + 1.380%, 12/03/2035 (A)	2,119	2,078
5.150%, SOFRRATE + 1.500%, 04/23/2031 (A)	4,910	4,969
5.018%, TSFR3M + 0.762%, 01/15/2027 (A)	2,395	2,369
4.970%, SOFRRATE + 1.370%, 04/23/2029 (A)	9,241	9,310
Wells Fargo MTN
5.707%, SOFRRATE + 1.070%, 04/22/2028 (A)	1,371	1,396
5.574%, SOFRRATE + 1.740%, 07/25/2029 (A)	763	783
5.557%, SOFRRATE + 1.990%, 07/25/2034 (A)	4,465	4,522
5.013%, TSFR3M + 4.502%, 04/04/2051 (A)	6,920	6,072
4.897%, SOFRRATE + 2.100%, 07/25/2033 (A)	3,757	3,692
4.650%, 11/04/2044	500	416
3.584%, TSFR3M + 1.572%, 05/22/2028 (A)	5,205	5,100
3.350%, SOFRRATE + 1.500%, 03/02/2033 (A)	1,400	1,256
2.879%, TSFR3M + 1.432%, 10/30/2030 (A)	1,540	1,421
2.572%, TSFR3M + 1.262%, 02/11/2031 (A)	619	559
2.393%, SOFRRATE + 2.100%, 06/02/2028 (A)	2,610	2,498

		629,803

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Health Care — 2.3%
AbbVie
5.600%, 03/15/2055	$196	$191
5.500%, 03/15/2064	565	536
5.400%, 03/15/2054	1,410	1,334
5.200%, 03/15/2035	5,011	5,033
5.050%, 03/15/2034	2,189	2,195
4.950%, 03/15/2031	1,162	1,181
4.875%, 03/15/2030	1,715	1,743
4.800%, 03/15/2027	2,189	2,210
4.550%, 03/15/2035	381	364
4.500%, 05/14/2035	2,570	2,444
4.250%, 11/21/2049	5,578	4,469
4.050%, 11/21/2039	811	692
3.200%, 11/21/2029	3,227	3,061
Amgen
6.375%, 06/01/2037	2,275	2,452
5.650%, 03/02/2053	6,202	5,904
5.600%, 03/02/2043	1,116	1,083
4.663%, 06/15/2051	104	86
4.400%, 05/01/2045	900	746
3.150%, 02/21/2040	2,415	1,826
2.000%, 01/15/2032	2,710	2,277
Bayer US Finance II LLC
4.875%, 06/25/2048 (D)	4,728	3,715
4.625%, 06/25/2038 (D)	2,097	1,799
4.400%, 07/15/2044 (D)	2,750	2,060
Bristol-Myers Squibb
5.750%, 02/01/2031	2,040	2,158
5.100%, 02/22/2031	540	553
3.400%, 07/26/2029	253	244
3.200%, 06/15/2026	768	759
Centene
3.000%, 10/15/2030	3,956	3,480
2.625%, 08/01/2031	2,000	1,694
Cigna Group
4.900%, 12/15/2048	140	118
4.375%, 10/15/2028	1,260	1,253
3.400%, 03/15/2050	250	163
3.400%, 03/15/2051	1,050	682
CommonSpirit Health
4.350%, 11/01/2042	440	360
CVS Health
6.050%, 06/01/2054	1,748	1,649
5.875%, 06/01/2053	370	340
5.700%, 06/01/2034	1,792	1,802
5.550%, 06/01/2031	1,638	1,674
5.300%, 06/01/2033	2,088	2,061
5.125%, 07/20/2045	999	857
5.050%, 03/25/2048	21,611	18,018
5.000%, 02/20/2026	1,355	1,357
4.780%, 03/25/2038	2,433	2,162
4.300%, 03/25/2028	1,336	1,321

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.125%, 04/01/2040	$102	$82
3.875%, 07/20/2025	929	928
3.750%, 04/01/2030	610	577
3.625%, 04/01/2027	240	236
3.250%, 08/15/2029	1,720	1,616
2.125%, 09/15/2031	660	553
1.875%, 02/28/2031	6,050	5,083
Elevance Health
5.700%, 02/15/2055	421	396
5.200%, 02/15/2035	3,560	3,533
5.150%, 06/15/2029	1,909	1,946
4.950%, 11/01/2031	1,244	1,245
4.750%, 02/15/2030	1,373	1,379
3.650%, 12/01/2027	330	324
Eli Lilly
5.600%, 02/12/2065	1,178	1,153
5.500%, 02/12/2055	3,032	2,966
5.100%, 02/12/2035	920	926
5.100%, 02/09/2064	837	754
5.050%, 08/14/2054	207	189
4.900%, 02/12/2032	610	619
4.700%, 02/09/2034	1,667	1,641
4.600%, 08/14/2034	2,165	2,110
4.200%, 08/14/2029	2,751	2,747
Gilead Sciences
4.000%, 09/01/2036	782	702
2.600%, 10/01/2040	3,890	2,722
HCA
6.200%, 03/01/2055	1,942	1,896
5.900%, 06/01/2053	662	620
5.500%, 03/01/2032	2,964	3,000
5.250%, 06/15/2026	2,015	2,017
5.250%, 06/15/2049	7,403	6,403
3.625%, 03/15/2032	1,236	1,121
3.500%, 09/01/2030	6,920	6,454
2.375%, 07/15/2031	4,015	3,435
Humana
4.950%, 10/01/2044	200	167
4.800%, 03/15/2047	50	40
3.700%, 03/23/2029	6,150	5,907
2.150%, 02/03/2032	250	205
Johnson & Johnson
5.000%, 03/01/2035	2,580	2,603
Merck
2.350%, 06/24/2040	734	501
Pfizer
4.000%, 12/15/2036	1,050	949
2.625%, 04/01/2030	720	663
Pfizer Investment Enterprises Pte
5.300%, 05/19/2053	213	195
4.750%, 05/19/2033	6,500	6,392
Stryker
4.850%, 02/10/2030	2,402	2,427

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
UnitedHealth Group
5.875%, 02/15/2053	$4,055	$3,914
5.750%, 07/15/2064	829	774
5.625%, 07/15/2054	4,455	4,164
5.500%, 07/15/2044	1,057	994
5.375%, 04/15/2054	4,430	3,987
5.150%, 07/15/2034	11,054	10,909
4.600%, 04/15/2027	1,808	1,812
3.050%, 05/15/2041	358	255
2.750%, 05/15/2040	2,390	1,672
Universal Health Services
1.650%, 09/01/2026	1,260	1,211

		199,220

Industrials — 1.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.450%, 04/15/2027	1,549	1,594
4.950%, 09/10/2034	9,530	9,146
3.300%, 01/30/2032	248	220
3.000%, 10/29/2028	14,093	13,304
Air Lease
5.850%, 12/15/2027	1,325	1,364
Air Lease MTN
2.875%, 01/15/2026	3,019	2,983
American Airlines Pass-Through Trust, Ser 2015-1, Cl A
3.375%, 05/01/2027	67	65
BAE Systems PLC
5.250%, 03/26/2031 (D)	3,615	3,687
Berry Global
1.650%, 01/15/2027	1,785	1,701
Boeing
7.250%, 06/15/2025	107	107
6.858%, 05/01/2054	917	978
6.528%, 05/01/2034	600	641
6.388%, 05/01/2031	2,800	2,988
6.298%, 05/01/2029	4,305	4,528
5.805%, 05/01/2050	1,441	1,349
5.150%, 05/01/2030	310	313
3.750%, 02/01/2050	110	75
3.250%, 02/01/2035	750	617
3.100%, 05/01/2026	230	227
2.800%, 03/01/2027	280	270
2.700%, 02/01/2027	340	329
2.196%, 02/04/2026	2,645	2,598
Booz Allen Hamilton
5.950%, 04/15/2035	3,255	3,221
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	200	232
5.200%, 04/15/2054	812	754
4.550%, 09/01/2044	850	736
4.450%, 01/15/2053	306	253

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.650%, 09/01/2025	$140	$140
Caterpillar
5.200%, 05/15/2035	2,904	2,914
Caterpillar Financial Services
4.450%, 10/16/2026	1,804	1,809
4.375%, 08/16/2029	1,804	1,804
Caterpillar Financial Services MTN
5.000%, 05/14/2027	2,632	2,669
4.850%, 02/27/2029	1,736	1,767
Cintas No. 2
4.000%, 05/01/2032	1,124	1,074
CRH America Finance
5.500%, 01/09/2035	1,335	1,345
CRH SMW Finance DAC
5.125%, 01/09/2030	1,335	1,356
Crowley Conro LLC
4.181%, 08/15/2043	681	595
Deere
5.700%, 01/19/2055	1,752	1,764
5.450%, 01/16/2035	3,792	3,885
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	2,193	2,048
Delta Air Lines/Skymiles
4.750%, 10/20/2028 (D)	2,731	2,720
Eaton Capital ULC
4.450%, 05/09/2030	1,167	1,163
Embraer Netherlands Finance BV
5.980%, 02/11/2035	2,280	2,303
Emerson Electric
2.800%, 12/21/2051	705	428
General Dynamics
4.950%, 08/15/2035	1,704	1,677
4.250%, 04/01/2040	1,700	1,485
General Electric MTN
5.068%, TSFR3M + 0.742%, 08/15/2036 (A)	3,035	2,815
Howmet Aerospace
4.850%, 10/15/2031	1,039	1,039
Huntington Ingalls Industries
5.749%, 01/15/2035	2,805	2,840
JetBlue Pass-Through Trust, Ser 2019-1, Cl AA
2.750%, 05/15/2032	123	107
John Deere Capital
4.650%, 01/07/2028	1,541	1,561
4.500%, 01/08/2027	2,085	2,095
John Deere Capital MTN
5.150%, 09/08/2026	1,519	1,536
4.850%, 06/11/2029	148	151
4.150%, 09/15/2027	1,726	1,722
Lockheed Martin
5.200%, 02/15/2055	581	534

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.200%, 02/15/2064	$570	$513
4.500%, 05/15/2036	685	649
Northrop Grumman
5.250%, 07/15/2035	1,178	1,182
5.250%, 05/01/2050	3,620	3,333
5.200%, 06/01/2054	185	168
4.650%, 07/15/2030	1,269	1,273
3.250%, 01/15/2028	480	467
Otis Worldwide
3.112%, 02/15/2040	1,005	751
Paychex
5.350%, 04/15/2032	8,465	8,591
Raytheon Technologies
2.250%, 07/01/2030	680	607
Republic Services
1.450%, 02/15/2031	705	594
Rollins
5.250%, 02/24/2035 (D)	5,085	5,045
RTX
3.950%, 08/16/2025	250	249
Siemens Funding BV
5.800%, 05/28/2055 (D)	1,181	1,196
5.200%, 05/28/2035 (D)	4,593	4,610
4.900%, 05/28/2032 (D)	2,328	2,336
4.600%, 05/28/2030 (D)	1,932	1,935
4.350%, 05/26/2028 (D)	2,895	2,901
SMBC Aviation Capital Finance DAC
5.700%, 07/25/2033 (D)	3,945	3,985
Uber Technologies
5.350%, 09/15/2054	934	848
4.800%, 09/15/2034	6,473	6,246
Union Pacific
3.250%, 02/05/2050	1,065	716
2.891%, 04/06/2036	835	679
2.800%, 02/14/2032	987	878
2.375%, 05/20/2031	728	646
2.150%, 02/05/2027	270	261
United Airlines Pass-Through Trust, Ser 2023-1, Cl A
5.800%, 01/15/2036	3,267	3,270
United Parcel Service
6.050%, 05/14/2065	1,758	1,747
5.950%, 05/14/2055	1,376	1,370
5.250%, 05/14/2035	1,528	1,527
5.200%, 04/01/2040	850	810
Waste Connections
5.000%, 03/01/2034	820	817

		161,826

Information Technology — 1.6%
Accenture Capital
4.500%, 10/04/2034	1,930	1,854
4.250%, 10/04/2031	3,509	3,446

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Apple
4.200%, 05/12/2030	$2,271	$2,265
4.000%, 05/12/2028	1,308	1,307
3.950%, 08/08/2052	1,464	1,141
2.650%, 05/11/2050	606	370
2.650%, 02/08/2051	468	284
2.375%, 02/08/2041	557	381
AppLovin
5.950%, 12/01/2054	2,500	2,389
Broadcom
5.150%, 11/15/2031	5,593	5,694
5.050%, 07/12/2029	3,156	3,213
4.926%, 05/15/2037 (D)	6,469	6,164
4.800%, 10/15/2034	4,391	4,275
4.550%, 02/15/2032	2,193	2,147
4.150%, 02/15/2028	2,032	2,022
4.150%, 11/15/2030	842	821
3.419%, 04/15/2033 (D)	744	664
3.150%, 11/15/2025	897	891
3.137%, 11/15/2035 (D)	2,520	2,087
2.450%, 02/15/2031 (D)	1,197	1,058
Cadence Design Systems
4.700%, 09/10/2034	2,481	2,412
4.300%, 09/10/2029	4,541	4,510
4.200%, 09/10/2027	1,463	1,458
Cisco Systems
5.050%, 02/26/2034	3,235	3,260
Constellation Software
5.158%, 02/16/2029 (D)	3,000	3,037
Dell International LLC
5.000%, 04/01/2030	4,050	4,071
Foundry JV Holdco LLC
6.300%, 01/25/2039 (D)	1,141	1,171
6.200%, 01/25/2037 (D)	1,343	1,373
6.100%, 01/25/2036 (D)	7,892	8,015
5.900%, 01/25/2033 (D)	666	680
5.500%, 01/25/2031 (D)	1,609	1,630
Hewlett Packard Enterprise
5.600%, 10/15/2054	908	848
5.000%, 10/15/2034	3,140	3,057
Intel
5.900%, 02/10/2063	511	463
5.700%, 02/10/2053	642	576
5.625%, 02/10/2043	438	403
5.600%, 02/21/2054	919	816
4.900%, 08/05/2052	325	259
3.734%, 12/08/2047	755	513
3.250%, 11/15/2049	3,526	2,150
3.050%, 08/12/2051	3,122	1,795
2.800%, 08/12/2041	657	428
2.000%, 08/12/2031	1,580	1,332
KLA
4.700%, 02/01/2034	1,747	1,715

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.300%, 03/01/2050	$627	$423
Micron Technology
6.050%, 11/01/2035	3,097	3,158
5.650%, 11/01/2032	1,133	1,151
Microsoft
3.450%, 08/08/2036	24	21
3.300%, 02/06/2027	720	712
2.921%, 03/17/2052	200	130
NetApp
5.500%, 03/17/2032	2,367	2,398
Oracle
6.900%, 11/09/2052	385	416
6.000%, 08/03/2055	1,671	1,620
5.375%, 09/27/2054	200	177
4.800%, 08/03/2028	1,980	2,000
4.650%, 05/06/2030	610	610
4.000%, 07/15/2046	1,328	994
3.900%, 05/15/2035	5,500	4,875
3.800%, 11/15/2037	8,410	7,015
3.600%, 04/01/2040	1,114	870
3.600%, 04/01/2050	1,430	972
2.950%, 04/01/2030	2,340	2,167
2.875%, 03/25/2031	1,860	1,677
2.800%, 04/01/2027	625	607
1.650%, 03/25/2026	1,570	1,532
Sprint Capital
8.750%, 03/15/2032	5,715	6,845
Synopsys
5.700%, 04/01/2055	377	360
5.000%, 04/01/2032	1,510	1,513
4.850%, 04/01/2030	1,887	1,905
4.650%, 04/01/2028	1,320	1,328
Texas Instruments
5.150%, 02/08/2054	772	708
5.100%, 05/23/2035	1,914	1,921
5.000%, 03/14/2053	841	752
4.500%, 05/23/2030	1,914	1,920
TSMC Global
1.375%, 09/28/2030 (D)	2,800	2,383
Vontier
1.800%, 04/01/2026	1,170	1,141

		142,746

Materials — 0.5%
Amcor Finance USA
3.625%, 04/28/2026	3,000	2,970
Amcor Flexibles North America
5.500%, 03/17/2035 (D)	2,730	2,702
Anglo American Capital PLC
5.750%, 04/05/2034 (D)	2,145	2,163
Berry Global
5.650%, 01/15/2034	1,010	1,018
4.875%, 07/15/2026 (D)	1,522	1,517

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Celanese US Holdings LLC
7.050%, 11/15/2030	$3,850	$3,968
Dow Chemical
5.950%, 03/15/2055	736	683
5.350%, 03/15/2035	2,207	2,140
4.800%, 05/15/2049	585	462
DuPont de Nemours
4.493%, 11/15/2025	2,095	2,094
Glencore Funding LLC
6.141%, 04/01/2055 (D)	897	879
5.673%, 04/01/2035 (D)	2,391	2,398
5.634%, 04/04/2034 (D)	872	877
5.186%, 04/01/2030 (D)	8,685	8,784
International Flavors & Fragrances
2.300%, 11/01/2030 (D)	6,675	5,817
Newmont
5.350%, 03/15/2034	1,147	1,158

		39,630

Real Estate — 0.9%
Agree
5.600%, 06/15/2035	1,333	1,338
Agree LP
4.800%, 10/01/2032	718	697
2.600%, 06/15/2033	324	264
2.000%, 06/15/2028	1,193	1,108
American Assets Trust LP
3.375%, 02/01/2031	2,580	2,257
American Homes 4 Rent LP
5.500%, 07/15/2034	566	564
4.950%, 06/15/2030	1,135	1,134
4.300%, 04/15/2052	591	447
3.625%, 04/15/2032	1,318	1,196
3.375%, 07/15/2051	1,120	716
2.375%, 07/15/2031	2,320	1,991
American Tower
5.550%, 07/15/2033	720	733
4.900%, 03/15/2030	1,155	1,162
2.700%, 04/15/2031	3,940	3,487
1.875%, 10/15/2030	1,655	1,421
AvalonBay Communities MTN
2.450%, 01/15/2031	2,580	2,289
Brixmor Operating Partnership LP
2.500%, 08/16/2031	1,260	1,083
Camden Property Trust
2.800%, 05/15/2030	480	440
Crown Castle
5.800%, 03/01/2034	1,322	1,349
2.100%, 04/01/2031	7,398	6,250
Equinix
3.900%, 04/15/2032	2,380	2,235
Essex Portfolio LP
5.500%, 04/01/2034	804	808

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.550%, 06/15/2031	$680	$597
Extra Space Storage LP
3.900%, 04/01/2029	1,153	1,119
2.400%, 10/15/2031	130	111
2.200%, 10/15/2030	542	471
GLP Capital LP / GLP Financing II
5.750%, 06/01/2028	1,250	1,273
5.300%, 01/15/2029	545	546
4.000%, 01/15/2031	1,085	1,009
Healthcare Realty Holdings LP
3.625%, 01/15/2028	195	189
3.500%, 08/01/2026	1,010	993
Hudson Pacific Properties LP
4.650%, 04/01/2029	3,265	2,363
3.250%, 01/15/2030	180	121
Invitation Homes Operating Partnership LP
5.500%, 08/15/2033	1,780	1,775
4.875%, 02/01/2035	1,169	1,112
4.150%, 04/15/2032	1,312	1,222
2.000%, 08/15/2031	594	498
Kimco Realty OP LLC
4.850%, 03/01/2035	1,055	1,013
LXP Industrial Trust
6.750%, 11/15/2028	545	574
Prologis LP
5.250%, 05/15/2035	2,935	2,919
Realty Income
5.125%, 04/15/2035	5,240	5,180
4.900%, 07/15/2033	1,135	1,114
3.400%, 01/15/2030	789	747
2.850%, 12/15/2032	954	824
2.100%, 03/15/2028	739	695
Regency Centers LP
5.250%, 01/15/2034	1,749	1,751
5.000%, 07/15/2032	1,287	1,284
2.950%, 09/15/2029	2,040	1,914
Sabra Health Care LP
3.900%, 10/15/2029	3,355	3,146
Simon Property Group
4.750%, 09/26/2034	2,250	2,150
Store Capital LLC
2.750%, 11/18/2030	1,165	1,014
2.700%, 12/01/2031	458	383
Sun Communities Operating
4.200%, 04/15/2032	1,596	1,492
VICI Properties LP
5.625%, 04/01/2035	5,815	5,747
5.625%, 05/15/2052	63	56
VICI Properties LP / VICI Note Co
4.125%, 08/15/2030 (D)	1,570	1,480
3.875%, 02/15/2029 (D)	575	551

		80,402

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Utilities — 3.1%
Alabama Power
5.100%, 04/02/2035	$1,225	$1,216
3.700%, 12/01/2047	2,750	2,023
American Electric Power
5.699%, 08/15/2025	1,745	1,748
American Transmission Systems
2.650%, 01/15/2032 (D)	515	446
Appalachian Power
5.650%, 04/01/2034	461	465
4.500%, 03/01/2049	60	47
3.300%, 06/01/2027	3,000	2,932
Baltimore Gas and Electric
5.450%, 06/01/2035	1,528	1,538
2.250%, 06/15/2031	1,021	896
Berkshire Hathaway Energy
2.850%, 05/15/2051	3,845	2,265
Boston Gas
5.843%, 01/10/2035 (D)	2,500	2,558
4.487%, 02/15/2042 (D)	140	114
Brooklyn Union Gas
6.415%, 07/18/2054 (D)	5,175	5,207
CenterPoint Energy Houston Electric LLC
5.150%, 03/01/2034	6,000	5,961
3.600%, 03/01/2052	754	528
Chile Electricity Lux Mpc II SARL
5.672%, 10/20/2035 (D)	6,392	6,371
5.580%, 10/20/2035 (D)	1,110	1,103
Chile Electricity Lux MPC SARL
6.010%, 01/20/2033 (D)	1,646	1,689
Consolidated Edison of New York
5.700%, 05/15/2054	782	758
5.500%, 03/15/2034	2,204	2,263
5.500%, 03/15/2055	1,462	1,375
5.375%, 05/15/2034	1,175	1,195
4.450%, 03/15/2044	3,500	2,946
3.350%, 04/01/2030	260	248
3.200%, 12/01/2051	228	146
Constellation Energy Generation LLC
5.600%, 03/01/2028	2,410	2,485
Consumers Energy
5.050%, 05/15/2035	3,759	3,737
4.500%, 01/15/2031	2,266	2,250
Consumers Securitization Funding LLC
5.550%, 03/01/2028	1,257	1,264
DTE Electric
5.250%, 05/15/2035	792	792
3.650%, 03/01/2052	546	391
2.950%, 03/01/2050	1,192	756
DTE Energy
1.050%, 06/01/2025	2,400	2,400
Duke Energy
3.500%, 06/15/2051	633	416

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
0.900%, 09/15/2025	$1,955	$1,934
Duke Energy Carolinas LLC
5.350%, 01/15/2053	970	896
5.250%, 03/15/2035	1,207	1,213
4.000%, 09/30/2042	257	206
3.550%, 03/15/2052	923	641
2.850%, 03/15/2032	1,268	1,120
2.550%, 04/15/2031	466	415
Duke Energy Florida LLC
2.400%, 12/15/2031	1,017	884
Duke Energy Indiana LLC
2.750%, 04/01/2050	1,255	744
Duke Energy Progress LLC
5.550%, 03/15/2055	2,640	2,515
5.050%, 03/15/2035	4,560	4,500
4.150%, 12/01/2044	1,750	1,392
3.700%, 10/15/2046	247	181
2.500%, 08/15/2050	1,029	579
East Ohio Gas
2.000%, 06/15/2030 (D)	2,365	2,074
Entergy Arkansas LLC
5.150%, 01/15/2033	1,731	1,743
2.650%, 06/15/2051	919	522
Entergy Louisiana LLC
5.800%, 03/15/2055	3,090	2,995
5.150%, 09/15/2034	1,175	1,162
Entergy Mississippi LLC
5.800%, 04/15/2055	1,128	1,091
Entergy Texas
5.250%, 04/15/2035	1,830	1,826
3.450%, 12/01/2027	1,625	1,573
Evergy Missouri West
5.650%, 06/01/2034 (D)	3,195	3,221
Eversource Energy
5.950%, 02/01/2029	2,990	3,107
4.600%, 07/01/2027	1,125	1,126
Exelon
5.875%, 03/15/2055	1,692	1,634
3.950%, 06/15/2025	1,020	1,020
FirstEnergy
1.600%, 01/15/2026	300	294
FirstEnergy Pennsylvania Electric
5.200%, 04/01/2028 (D)	785	798
4.300%, 01/15/2029 (D)	1,200	1,181
3.250%, 03/15/2028 (D)	995	959
FirstEnergy Transmission LLC
5.000%, 01/15/2035	4,460	4,349
Florida Power & Light
5.700%, 03/15/2055	5,125	5,044
5.300%, 06/15/2034	3,005	3,053
Georgia Power
5.200%, 03/15/2035	441	439

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Interstate Power and Light
5.700%, 10/15/2033	$4,335	$4,429
Jersey Central Power & Light
5.100%, 01/15/2035	970	949
2.750%, 03/01/2032 (D)	1,121	970
KeySpan Gas East
3.586%, 01/18/2052 (D)	4,825	3,079
2.742%, 08/15/2026 (D)	1,175	1,146
Louisville Gas and Electric
5.450%, 04/15/2033	5,295	5,408
MidAmerican Energy
2.700%, 08/01/2052	884	526
Mississippi Power
4.250%, 03/15/2042	519	428
3.100%, 07/30/2051	1,224	778
NextEra Energy Capital Holdings
5.450%, 03/15/2035	11,315	11,308
NiSource
5.350%, 04/01/2034	6,835	6,857
Northern States Power
5.400%, 03/15/2054	617	580
5.050%, 05/15/2035	4,598	4,586
NSTAR Electric
5.400%, 06/01/2034	1,179	1,189
5.200%, 03/01/2035	662	655
Ohio Edison
4.950%, 12/15/2029 (D)	1,148	1,157
Oncor Electric Delivery LLC
5.800%, 04/01/2055 (D)	2,329	2,261
5.350%, 04/01/2035 (D)	5,117	5,126
Pacific Gas and Electric
6.100%, 01/15/2029	8,875	9,169
4.950%, 07/01/2050	3,111	2,468
4.200%, 06/01/2041	593	449
3.950%, 12/01/2047	2,641	1,827
3.500%, 08/01/2050	607	384
3.300%, 08/01/2040	90	64
2.500%, 02/01/2031	2,795	2,403
2.100%, 08/01/2027	3,055	2,883
PacifiCorp
2.900%, 06/15/2052	2,590	1,484
PECO Energy
4.150%, 10/01/2044	1,985	1,604
2.850%, 09/15/2051	1,232	749
Piedmont Natural Gas
5.100%, 02/15/2035	2,745	2,710
2.500%, 03/15/2031	2,000	1,756
PPL Capital Funding
5.250%, 09/01/2034	706	699
Progress Energy
6.000%, 12/01/2039	310	317
PSEG Power LLC
5.750%, 05/15/2035 (D)	5,685	5,726

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Public Service Electric and Gas
5.500%, 03/01/2055	$514	$493
5.050%, 03/01/2035	1,296	1,291
Public Service Electric and Gas MTN
5.125%, 03/15/2053	1,390	1,267
2.700%, 05/01/2050	477	287
2.050%, 08/01/2050	282	145
1.900%, 08/15/2031	1,983	1,695
Public Service of Oklahoma
5.200%, 01/15/2035	11,785	11,517
3.150%, 08/15/2051	690	424
San Diego Gas & Electric
5.400%, 04/15/2035	909	912
Sempra
6.550%, H15T5Y + 2.138%, 04/01/2055 (A)	231	216
Southern
6.375%, H15T5Y + 2.069%, 03/15/2055 (A)	4,000	4,065
Southern California Edison
4.125%, 03/01/2048	769	544
Southern California Gas
2.550%, 02/01/2030	4,605	4,192
Southern Gas Capital
4.950%, 09/15/2034	6,695	6,463
3.250%, 06/15/2026	1,550	1,529
Southwestern Electric Power
2.750%, 10/01/2026	1,000	975
1.650%, 03/15/2026	2,200	2,147
Southwestern Public Service
3.750%, 06/15/2049	2,000	1,406
Trans-Allegheny Interstate Line
5.000%, 01/15/2031 (D)	3,708	3,737
Union Electric
5.200%, 04/01/2034	3,000	2,999
Virginia Electric and Power
5.000%, 04/01/2033	7,233	7,190
5.000%, 01/15/2034	5,170	5,067
4.650%, 08/15/2043	2,000	1,717
2.950%, 11/15/2051	1,021	617
Virginia Power Fuel Securitization LLC
5.088%, 05/01/2027	1,749	1,756
Vistra Operations LLC
5.700%, 12/30/2034 (D)	6,740	6,714
Wisconsin Electric Power
1.700%, 06/15/2028	670	623

		273,072

Total Corporate Obligations
(Cost $2,085,574) ($ Thousands)		2,026,004

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 7.4%
Automotive — 2.6%

Ally Auto Receivables Trust, Ser 2022-3, Cl A4
5.070%, 10/16/2028	$876	$880
Ally Auto Receivables Trust, Ser 2024-2, Cl A4
4.140%, 10/15/2030	1,100	1,091
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A2
4.830%, 03/15/2028 (D)	831	831
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A3
4.900%, 09/17/2029 (D)	650	654
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/2028	282	281
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A3
5.620%, 11/18/2027	622	624
AmeriCredit Automobile Receivables Trust, Ser 2023-2, Cl A3
5.810%, 05/18/2028	1,495	1,507
ARI Fleet Lease Trust, Ser 2023-A, Cl A3
5.330%, 02/17/2032 (D)	1,995	2,009
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/2032 (D)	811	814
ARI Fleet Lease Trust, Ser 2025-B, Cl B
4.970%, 03/15/2034 (D)	1,545	1,548
AutoNation Finance Trust, Ser 2025-1A, Cl A3
4.620%, 11/13/2029 (D)	1,750	1,756
AutoNation Finance Trust, Ser 2025-1A, Cl A4
4.760%, 06/10/2030 (D)	909	914
Avis Budget Rental Car Funding AESOP LLC, Ser 2024-2A, Cl C
6.180%, 10/20/2027 (D)	2,700	2,714
Avis Budget Rental Car Funding AESOP LLC, Ser 2025-2A, Cl A
5.120%, 08/20/2031 (D)	1,774	1,795
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028	659	664
BofA Auto Trust, Ser 2025-1A, Cl A2A
4.520%, 11/22/2027 (D)	810	809
BofA Auto Trust, Ser 2025-1A, Cl A3
4.350%, 11/20/2029 (D)	655	655
Capital One Prime Auto Receivables Trust, Ser 2022-2, Cl A3
3.660%, 05/17/2027	1,219	1,214
Carmax Auto Owner Trust, Ser 2025-2, Cl A3
4.480%, 03/15/2030	4,083	4,096

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Chase Auto Owner Trust, Ser 2022-AA, Cl A4
3.990%, 03/27/2028 (D)	$1,120	$1,114
Credit Acceptance Auto Loan Trust, Ser 2025-1A, Cl C
5.710%, 07/16/2035 (D)	7,005	7,100
Enterprise Fleet Financing LLC, Ser 2022-3, Cl A2
4.380%, 07/20/2029 (D)	289	289
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A2
5.560%, 04/22/2030 (D)	1,522	1,530
Enterprise Fleet Financing LLC, Ser 2023-3, Cl A2
6.400%, 03/20/2030 (D)	2,514	2,551
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (D)	3,006	3,023
Enterprise Fleet Financing LLC, Ser 2024-3, Cl A2
5.310%, 04/20/2027 (D)	1,547	1,552
Enterprise Fleet Financing LLC, Ser 2025-1, Cl A3
4.820%, 02/20/2029 (D)	3,300	3,328
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A4
5.050%, 06/15/2027	772	776
Ford Credit Auto Lease Trust, Ser 2025-A, Cl A3
4.720%, 06/15/2028	1,464	1,471
Ford Credit Auto Owner Trust, Ser 2022-1, Cl A
3.880%, 11/15/2034 (D)	3,270	3,234
Ford Credit Auto Owner Trust, Ser 2022-D, Cl A4
5.300%, 03/15/2028	788	795
Ford Credit Auto Owner Trust, Ser 2024-D, Cl A3
4.610%, 08/15/2029	6,919	6,958
Ford Credit Auto Owner Trust, Ser 2025-1, Cl A
4.860%, 08/15/2037 (D)(E)	5,996	6,067
Ford Credit Floorplan Master Owner Trust, Ser 2025-1, Cl A1
4.630%, 04/15/2030	5,146	5,169
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A4
5.440%, 08/20/2027	677	680
GM Financial Automobile Leasing Trust, Ser 2025-1, Cl A3
4.660%, 02/21/2028	4,355	4,372
GM Financial Automobile Leasing Trust, Ser 2025-2, Cl A2A
4.550%, 07/20/2027	1,490	1,490

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GM Financial Automobile Leasing Trust, Ser 2025-2, Cl A3
4.580%, 05/22/2028	$5,775	$5,794
GM Financial Revolving Receivables Trust, Ser 2024-1, Cl A
4.980%, 12/11/2036 (D)	7,183	7,311
GM Financial Revolving Receivables Trust, Ser 2024-2, Cl A
4.520%, 03/11/2037 (D)	1,291	1,288
GM Financial Revolving Receivables Trust, Ser 2025-1, Cl A
4.640%, 12/11/2037 (D)	8,722	8,736
GMF Floorplan Owner Revolving Trust, Ser 2024-4A, Cl A1
4.730%, 11/15/2029 (D)	2,992	3,011
GMF Floorplan Owner Revolving Trust, Ser 2025-2A, Cl A
4.640%, 03/15/2030 (D)	4,391	4,415
Honda Auto Receivables Owner Trust, Ser 2022-2, Cl A3
3.730%, 07/20/2026	363	362
Honda Auto Receivables Owner Trust, Ser 2025-2, Cl A4
4.280%, 08/15/2031	2,549	2,538
Huntington Bank Auto Credit-Linked Notes, Ser 2024-2, Cl B1
5.442%, 10/20/2032 (D)	3,551	3,571
Hyundai Auto Lease Securitization Trust, Ser 2025-A, Cl A3
4.830%, 01/18/2028 (D)	7,016	7,053
Hyundai Auto Lease Securitization Trust, Ser 2025-B, Cl A3
4.530%, 04/17/2028 (D)	6,043	6,064
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A3
2.220%, 10/15/2026	278	277
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A4
2.350%, 04/17/2028	899	889
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A4
4.480%, 07/17/2028	1,525	1,526
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A3
5.480%, 04/17/2028	799	804
M&T Bank Auto Receivables Trust, Ser 2025-1A, Cl A3
4.730%, 06/17/2030 (D)	4,380	4,404
Mercedes-Benz Auto Lease Trust, Ser 2025-A, Cl A2A
4.570%, 04/17/2028	1,560	1,563
Mercedes-Benz Auto Lease Trust, Ser 2025-A, Cl A3
4.610%, 04/16/2029	6,724	6,773

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Mercedes-Benz Auto Receivables Trust, Ser 2022-1, Cl A4
5.250%, 02/15/2029	$1,834	$1,850
Mercedes-Benz Auto Receivables Trust, Ser 2025-1, Cl A3
4.780%, 12/17/2029	1,878	1,895
Nissan Auto Lease Trust, Ser 2025-A, Cl A3
4.750%, 03/15/2028	2,733	2,754
Nissan Auto Receivables Owner Trust, Ser 2022-B, Cl A4
4.450%, 11/15/2029	1,104	1,104
Nissan Auto Receivables Owner Trust, Ser 2025-A, Cl A3
4.490%, 12/17/2029	2,942	2,949
Nissan Auto Receivables Owner Trust, Ser 2025-A, Cl A4
4.570%, 11/15/2030	2,222	2,229
OCCU Auto Receivables Trust, Ser 2023-1A, Cl A3
6.230%, 06/15/2028 (D)	1,640	1,654
PenFed Auto Receivables Owner Trust, Ser 2022-A, Cl A4
4.180%, 12/15/2028 (D)	508	507
Santander Bank Auto Credit-Linked Notes, Ser 2023-B, Cl C
5.933%, 12/15/2033 (D)	2,697	2,707
Santander Drive Auto Receivables Trust, Ser 2024-3, Cl A3
5.630%, 01/16/2029	1,657	1,668
Santander Drive Auto Receivables Trust, Ser 2025-2, Cl A3
4.670%, 08/15/2029	2,122	2,129
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/2026 (D)	557	558
SBNA Auto Lease Trust, Ser 2024-B, Cl A3
5.560%, 11/22/2027 (D)	1,790	1,805
SBNA Auto Lease Trust, Ser 2024-C, Cl A4
4.420%, 03/20/2029 (D)	1,062	1,057
SBNA Auto Lease Trust, Ser 2025-A, Cl A3
4.830%, 04/20/2028 (D)	3,960	3,971
SBNA Auto Receivables Trust, Ser 2024-A, Cl A3
5.320%, 12/15/2028 (D)	927	930
SBNA Auto Receivables Trust, Ser 2024-A, Cl A4
5.210%, 04/16/2029 (D)	433	436
SCCU Auto Receivables Trust, Ser 2024-1A, Cl A2
5.450%, 12/15/2027 (D)	1,094	1,096
SCCU Auto Receivables Trust, Ser 2024-1A, Cl A3
5.110%, 06/15/2029 (D)	1,355	1,361

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A3
4.950%, 05/21/2029 (D)	$2,297	$2,305
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A4
4.940%, 01/21/2031 (D)	389	393
SFS Auto Receivables Securitization Trust, Ser 2024-2A, Cl A3
5.330%, 11/20/2029 (D)	1,414	1,429
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl A2
4.630%, 07/20/2027 (D)	2,595	2,596
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl A3
4.470%, 07/20/2028 (D)	6,396	6,395
Toyota Auto Loan Extended Note Trust, Ser 2021-1A, Cl A
1.070%, 02/27/2034 (D)	8,385	8,175
Toyota Auto Loan Extended Note Trust, Ser 2023-1A, Cl A
4.930%, 06/25/2036 (D)	4,760	4,829
Toyota Auto Loan Extended Note Trust, Ser 2024-1A, Cl A
5.160%, 11/25/2036 (D)	7,830	8,007
Toyota Auto Receivables Owner Trust, Ser 2022-D, Cl A4
5.430%, 04/17/2028	994	1,009
Toyota Auto Receivables Owner Trust, Ser 2023-B, Cl A3
4.710%, 02/15/2028	1,772	1,773
Toyota Auto Receivables Owner Trust, Ser 2023-C, Cl A3
5.160%, 04/17/2028	2,315	2,327
Toyota Auto Receivables Owner Trust, Ser 2025-B, Cl A3
4.340%, 11/15/2029	1,379	1,383
Toyota Auto Receivables Owner Trust, Ser 2025-B, Cl A4
4.490%, 06/17/2030	1,542	1,549
Toyota Lease Owner Trust, Ser 2024-B, Cl A3
4.210%, 09/20/2027 (D)	2,975	2,968
Toyota Lease Owner Trust, Ser 2025-A, Cl A3
4.750%, 02/22/2028 (D)	2,475	2,490
Veridian Auto Receivables Trust, Ser 2023-1A, Cl A3
5.560%, 03/15/2028 (D)	2,422	2,429
Volkswagen Auto Loan Enhanced Trust, Ser 2023-1, Cl A3
5.020%, 06/20/2028	2,187	2,194
Volkswagen Auto Loan Enhanced Trust, Ser 2024-1, Cl A3
4.630%, 07/20/2029	1,233	1,242

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
World Omni Auto Receivables Trust, Ser 2025-B, Cl A2A
4.380%, 08/15/2028	$1,100	$1,099
World Omni Auto Receivables Trust, Ser 2025-B, Cl A3
4.340%, 09/16/2030	1,445	1,448
World Omni Automobile Lease Securitization Trust, Ser 2023-A, Cl A3
5.070%, 09/15/2026	391	391
		231,825

Credit Cards — 0.8%

American Express Credit Account Master Trust, Ser 2023-4, Cl A
5.150%, 09/15/2030	5,707	5,859
American Express Credit Account Master Trust, Ser 2024-3, Cl A
4.650%, 07/15/2029	1,605	1,618
American Express Credit Account Master Trust, Ser 2025-1, Cl A
4.560%, 12/15/2029	7,426	7,483
American Express Credit Account Master Trust, Ser 2025-2, Cl A
4.280%, 04/15/2030	16,092	16,092
American Express Credit Account Master Trust, Ser 2025-3, Cl A
4.510%, 04/15/2032	8,332	8,365
BA Credit Card Trust, Ser 2023-A2, Cl A2
4.980%, 11/15/2028	7,003	7,068
BA Credit Card Trust, Ser 2024-A1, Cl A
4.930%, 05/15/2029	2,091	2,117
Chase Issuance Trust, Ser 2023-A1, Cl A
5.160%, 09/15/2028	4,535	4,580
Chase Issuance Trust, Ser 2024-A2, Cl A
4.630%, 01/15/2031	9,013	9,103
Synchrony Card Issuance Trust, Ser 2025-A1, Cl A
4.780%, 02/15/2031	3,016	3,048
WF Card Issuance Trust, Ser 2024-A2, Cl A
4.290%, 10/15/2029	3,225	3,227
World Financial Network Credit Card Master Note Trust, Ser 2024-B, Cl A
4.620%, 05/15/2031	1,552	1,559
World Financial Network Credit Card Master Trust, Ser 2024-A, Cl A
5.470%, 02/15/2031	597	609
		70,728

Mortgage Related Securities — 0.0%

Aames Mortgage Trust, Ser 2002-1, Cl A3
7.396%, 06/25/2032 (E)	10	10

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Centex Home Equity Loan Trust, Ser 2005-A, Cl M1
5.159%, TSFR1M + 0.834%, 01/25/2035 (A)	$185	$185
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
5.263%, TSFR1M + 0.934%, 09/15/2029 (A)	114	111
Mastr Asset Backed Securities Trust, Ser 2006-WMC3, Cl A4
4.759%, TSFR1M + 0.434%, 08/25/2036 (A)	644	218
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
6.358%, 01/25/2047 (E)	11	4
RASC Trust, Ser 2005-KS9, Cl M5
5.384%, TSFR1M + 0.744%, 10/25/2035 (A)	592	591
RASC Trust, Ser 2006-KS2, Cl M2
5.024%, TSFR1M + 0.699%, 03/25/2036 (A)	343	342
Structured Asset Securities Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	2	2
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2004-2, Cl A33
5.439%, TSFR1M + 1.114%, 10/25/2034 (A)	1,506	1,536
		2,999

Other Asset-Backed Securities — 4.0%

AGL CLO 33, Ser 2024-33A, Cl A1
5.620%, TSFR3M + 1.350%, 07/21/2037 (A)(D)	4,260	4,269
Aligned Data Centers Issuer LLC, Ser 2021-1A, Cl A2
1.937%, 08/15/2046 (D)	3,630	3,488
AMMC CLO 15, Ser 2021-15A, Cl BR3
6.168%, TSFR3M + 1.912%, 01/15/2032 (A)(D)	2,000	2,002
AMMC CLO 24, Ser 2024-24A, Cl BR
5.870%, TSFR3M + 1.600%, 01/20/2035 (A)(D)	7,000	7,003
Apidos CLO XII, Ser 2024-12A, Cl ARR
5.336%, TSFR3M + 1.080%, 04/15/2031 (A)(D)	1,861	1,861
Apidos CLO XXV, Ser 2024-25A, Cl A1R3
5.410%, TSFR3M + 1.140%, 01/20/2037 (A)(D)	3,610	3,603
Apidos CLO XXXV, Ser 2021-35A, Cl A
5.581%, TSFR3M + 1.312%, 04/20/2034 (A)(D)	1,320	1,322

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL4, Cl AS
6.143%, TSFR1M + 1.814%, 11/15/2036 (A)(D)	$4,831	$4,828
Arbor Realty Commercial Real Estate Notes, Ser 2022-FL1, Cl A
5.782%, SOFR30A + 1.450%, 01/15/2037 (A)(D)	1,070	1,070
Ares LXIII CLO, Ser 2022-63A, Cl A1A
5.652%, TSFR3M + 1.380%, 04/20/2035 (A)(D)	2,750	2,755
Barings CLO, Ser 2024-4A, Cl A1R
5.406%, TSFR3M + 1.150%, 10/15/2030 (A)(D)	4,640	4,640
Cayuga Park CLO, Ser 2021-1A, Cl AR
5.661%, TSFR3M + 1.382%, 07/17/2034 (A)(D)	2,360	2,363
Cedar Funding VII CLO, Ser 2024-7A, Cl AR
5.350%, TSFR3M + 1.080%, 01/20/2031 (A)(D)	4,711	4,711
Chase Funding Trust, Ser 2003-6, Cl 1A5
4.832%, 11/25/2034 (E)	71	70
Chase Funding Trust, Ser 2003-6, Cl 1A7
4.832%, 11/25/2034 (E)	70	69
CIFC Funding, Ser 2016-1A, Cl AR3
5.270%, TSFR3M + 1.000%, 10/21/2031 (A)(D)	6,872	6,862
CIFC Funding, Ser 2021-3A, Cl A1R
5.661%, TSFR3M + 1.392%, 10/20/2034 (A)(D)	840	841
CIFC Funding, Ser 2021-4A, Cl A1A2
5.601%, TSFR3M + 1.332%, 04/20/2034 (A)(D)	350	351
CIFC Funding, Ser 2024-1A, Cl A1R
5.702%, TSFR3M + 1.420%, 07/25/2037 (A)(D)	2,250	2,257
CIFC Funding, Ser 2024-2A, Cl A1
5.792%, TSFR3M + 1.520%, 04/22/2037 (A)(D)	2,400	2,406
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
4.683%, 03/25/2037 (E)	53	53
Cloud Capital Holdco, Ser 2024-1A, Cl A2
5.781%, 11/22/2049 (D)	4,110	4,122
CNH Equipment Trust, Ser 2022-B, Cl A3
3.890%, 11/15/2027	938	934
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028	2,540	2,551
College Avenue Student Loans LLC, Ser 2017-A, Cl A1
6.089%, TSFR1M + 1.764%, 11/26/2046 (A)(D)	315	318

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
College Avenue Student Loans LLC, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (D)	$250	$244
College Avenue Student Loans LLC, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (D)	555	526
College Avenue Student Loans LLC, Ser 2021-B, Cl A2
1.760%, 06/25/2052 (D)	476	427
College Avenue Student Loans LLC, Ser 2021-C, Cl A2
2.320%, 07/26/2055 (D)	323	291
College Avenue Student Loans LLC, Ser 2023-A, Cl A2
5.330%, 05/25/2055 (D)	2,120	2,125
Consolidated Communications LLC, Ser 2025-1A, Cl A2
6.000%, 05/20/2055 (D)	2,455	2,494
COOF Securitization Trust, Ser 2014-1, Cl A, IO
3.313%, 06/25/2040 (A)(D)	58	4
Countrywide Asset-Backed Certificates Trust, Ser 2004-6, Cl 1A1
4.979%, TSFR1M + 0.654%, 12/25/2034 (A)	1,465	1,427
Countrywide Asset-Backed Certificates Trust, Ser 2007-13, Cl 2A1
5.339%, TSFR1M + 1.014%, 10/25/2047 (A)	168	155
Credit-Based Asset Servicing and Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032 (E)	13	13
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF2
2.979%, 12/25/2036 (E)	284	225
Dell Equipment Finance Trust, Ser 2025-1, Cl A3
4.610%, 02/24/2031 (D)	4,655	4,679
DLLAA LLC, Ser 2023-1A, Cl A3
5.640%, 02/22/2028 (D)	760	769
DLLAA LLC, Ser 2025-1A, Cl A3
4.950%, 09/20/2029 (D)	2,635	2,664
DLLAD LLC, Ser 2024-1A, Cl A3
5.300%, 07/20/2029 (D)	4,980	5,051
DLLMT LLC, Ser 2024-1A, Cl A4
4.980%, 04/20/2032 (D)	1,380	1,397
Dryden 72 CLO, Ser 2024-72A, Cl ARR
5.426%, TSFR3M + 1.100%, 05/15/2032 (A)(D)	4,137	4,136
Dryden 77 CLO, Ser 2021-77A, Cl AR
5.704%, TSFR3M + 1.382%, 05/20/2034 (A)(D)	6,750	6,760

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Dryden XXVI Senior Loan Fund, Ser 2018-26A, Cl AR
5.418%, TSFR3M + 1.162%, 04/15/2029 (A)(D)	$1,244	$1,245
EDvestinU Private Education Loan Issue No. 4 LLC, Ser 2022-A, Cl A
5.250%, 11/25/2040 (D)	1,169	1,161
Elmwood CLO I, Ser 2024-1A, Cl A1RR
5.790%, TSFR3M + 1.520%, 04/20/2037 (A)(D)	2,220	2,228
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	178	172
Ford Credit Floorplan Master Owner Trust, Ser 2024-3, Cl A1
4.300%, 09/15/2029 (D)	4,599	4,589
Ford Credit Floorplan Master Owner Trust, Ser 2024-4, Cl A
4.400%, 09/15/2031 (D)	2,390	2,374
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
5.099%, TSFR1M + 0.774%, 01/25/2036 (A)	4,084	3,937
Galaxy XXII CLO, Ser 2024-22A, Cl ARRR
5.501%, TSFR3M + 1.240%, 04/16/2034 (A)(D)	6,780	6,780
Global SC Finance VII SRL, Ser 2020-1A, Cl A
2.170%, 10/17/2040 (D)	4,373	4,145
Global SC Finance VII SRL, Ser 2021-2A, Cl A
1.950%, 08/17/2041 (D)	3,617	3,348
Golub Capital Partners CLO, Ser 2023-66A, Cl A
6.232%, TSFR3M + 1.950%, 04/25/2036 (A)(D)	890	890
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (D)	460	447
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (D)	946	883
JGWPT XXXII LLC, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (D)	1,240	1,107
John Deere Owner Trust, Ser 2025-A, Cl A3
4.230%, 09/17/2029	4,505	4,499
KGS-Alpha SBA COOF Trust, Ser 2012-A, Cl A, IO
0.814%, 08/25/2038 (A)(D)	277	5
KGS-Alpha SBA COOF Trust, Ser 2014-2, Cl A, IO
3.771%, 04/25/2040 (A)(D)	33	2
Kings Park CLO, Ser 2021-1A, Cl A
5.661%, TSFR3M + 1.392%, 01/21/2035 (A)(D)	710	712
LCM 37, Ser 2024-37A, Cl A1R
5.316%, TSFR3M + 1.060%, 04/15/2034 (A)(D)	7,500	7,484

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Madison Park Funding XXXV, Ser 2021-35A, Cl A1R
5.521%, TSFR3M + 1.252%, 04/20/2032 (A)(D)	$3,138	$3,142
Magnetite XVII, Ser 2024-17A, Cl BR2
6.220%, TSFR3M + 1.950%, 04/20/2037 (A)(D)	2,840	2,855
MF1 LLC, Ser 2025-FL17, Cl A
5.647%, TSFR1M + 1.320%, 02/18/2040 (A)(D)	3,475	3,447
MF1, Ser 2020-FL4, Cl A
6.143%, TSFR1M + 1.814%, 12/15/2035 (A)(D)	269	269
MF1, Ser 2021-FL7, Cl A
5.521%, TSFR1M + 1.194%, 10/16/2036 (A)(D)	457	456
Mid-State Capital Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (D)	1,320	1,321
Mid-State Trust XI, Ser 2003-11, Cl A1
4.864%, 07/15/2038	329	327
MVW LLC, Ser 2021-1WA, Cl B
1.440%, 01/22/2041 (D)	194	184
MVW LLC, Ser 2021-2A, Cl A
1.430%, 05/20/2039 (D)	344	325
MVW LLC, Ser 2023-2A, Cl A
6.180%, 11/20/2040 (D)	1,036	1,066
Myers Park CLO, Ser 2018-1A, Cl B1
6.131%, TSFR3M + 1.862%, 10/20/2030 (A)(D)	890	891
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (D)	135	134
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (D)	1,917	1,892
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (D)	313	310
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (D)	723	707
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (D)	1,226	1,185
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (D)	1,400	1,344
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (D)	677	635
Navient Private Education Refi Loan Trust, Ser 2020-EA, Cl A
1.690%, 05/15/2069 (D)	774	716

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (D)	$875	$807
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (D)	2,162	1,959
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (D)	421	381
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/2069 (D)	1,631	1,460
Navient Private Education Refi Loan Trust, Ser 2021-EA, Cl A
0.970%, 12/16/2069 (D)	2,495	2,220
Navient Private Education Refi Loan Trust, Ser 2021-FA, Cl A
1.110%, 02/18/2070 (D)	1,604	1,412
Navient Private Education Refi Loan Trust, Ser 2021-GA, Cl A
1.580%, 04/15/2070 (D)	395	355
Navient Private Education Refi Loan Trust, Ser 2022-A, Cl A
2.230%, 07/15/2070 (D)	1,436	1,285
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (D)	392	382
Navient Student Loan Trust, Ser 2021-3A, Cl A1A
1.770%, 08/25/2070 (D)	1,546	1,342
Navient Student Loan Trust, Ser 2023-BA, Cl A1A
6.480%, 03/15/2072 (D)	492	505
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
4.785%, SOFR90A + 0.422%, 01/25/2037 (A)	591	588
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
4.735%, SOFR90A + 0.372%, 10/25/2033 (A)	1,775	1,756
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
4.724%, SOFR90A + 0.362%, 03/23/2037 (A)	1,838	1,820
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
4.744%, SOFR90A + 0.382%, 12/24/2035 (A)	1,306	1,295
Nelnet Student Loan Trust, Ser 2021-A, Cl APT1
1.360%, 04/20/2062 (D)	3,322	3,095

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/2062 (D)	$1,293	$1,203
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl 1A1
4.629%, TSFR1M + 0.304%, 04/25/2037 (A)	4,517	4,362
Oaktree CLO, Ser 2024-25A, Cl A
5.820%, TSFR3M + 1.550%, 04/20/2037 (A)(D)	2,490	2,496
Octagon 66, Ser 2023-1A, Cl A1R
6.075%, TSFR3M + 1.750%, 11/16/2036 (A)(D)	2,500	2,507
Octagon Investment Partners 41, Ser 2025-2A, Cl A1R2
5.346%, TSFR3M + 1.090%, 10/15/2033 (A)(D)	4,000	3,998
Octane Receivables Trust, Ser 2023-1A, Cl A
5.870%, 05/21/2029 (D)	297	297
OHA Credit Funding VII, Ser 2022-7A, Cl AR
5.570%, TSFR3M + 1.300%, 02/24/2037 (A)(D)	1,730	1,732
Owl Rock CLO III, Ser 2024-3A, Cl AR
6.120%, TSFR3M + 1.850%, 04/20/2036 (A)(D)	2,030	2,043
Palmer Square CLO, Ser 2021-1A, Cl A1R
5.719%, TSFR3M + 1.412%, 11/14/2034 (A)(D)	2,430	2,435
Point Au Roche Park CLO, Ser 2021-1A, Cl A
5.611%, TSFR3M + 1.342%, 07/20/2034 (A)(D)	3,130	3,135
Rad CLO, Ser 2023-22A, Cl A1
6.100%, TSFR3M + 1.830%, 01/20/2037 (A)(D)	3,040	3,049
RAMP Trust, Ser 2007-RZ1, Cl A3
4.939%, TSFR1M + 0.614%, 02/25/2037 (A)	1,218	1,211
Recette CLO, Ser 2021-1A, Cl ARR
5.611%, TSFR3M + 1.342%, 04/20/2034 (A)(D)	760	760
Rockford Tower CLO, Ser 2019-2A, Cl AR2
5.452%, TSFR3M + 1.130%, 08/20/2032 (A)(D)	4,762	4,765
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/2028	662	649
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/2032	1,298	1,229
SBA Small Business Investment, Ser 2022-10B, Cl 1
4.262%, 09/10/2032	777	769

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SBA Small Business Investment, Ser 2025-10A, Cl 1
4.963%, 03/10/2035	$4,300	$4,345
SCF Equipment Trust LLC, Ser 2025-1A, Cl A2
4.820%, 07/22/2030 (D)	2,280	2,283
SLM Private Education Loan Trust, Ser 2010-C, Cl A5
9.193%, TSFR1M + 4.864%, 10/15/2041 (A)(D)	1,098	1,151
SLM Student Loan Trust, Ser 2003-4, Cl A5D
5.395%, SOFR90A + 1.012%, 03/15/2033 (A)(D)	421	410
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
5.845%, SOFR90A + 1.462%, 12/15/2033 (A)(D)	1,536	1,507
SLM Student Loan Trust, Ser 2006-8, Cl A6
4.785%, SOFR90A + 0.422%, 01/25/2041 (A)	2,254	2,141
SLM Student Loan Trust, Ser 2008-2, Cl B
5.825%, SOFR90A + 1.462%, 01/25/2083 (A)	1,155	1,179
SLM Student Loan Trust, Ser 2008-3, Cl B
5.825%, SOFR90A + 1.462%, 04/26/2083 (A)	1,155	1,153
SLM Student Loan Trust, Ser 2008-4, Cl B
6.475%, SOFR90A + 2.112%, 04/25/2073 (A)	1,155	1,219
SLM Student Loan Trust, Ser 2008-5, Cl B
6.475%, SOFR90A + 2.112%, 07/25/2073 (A)	1,155	1,168
SLM Student Loan Trust, Ser 2008-6, Cl B
6.475%, SOFR90A + 2.112%, 07/26/2083 (A)	1,155	1,153
SLM Student Loan Trust, Ser 2008-7, Cl B
6.475%, SOFR90A + 2.112%, 07/26/2083 (A)	1,155	1,165
SLM Student Loan Trust, Ser 2014-3A, Cl A6A
5.175%, SOFR90A + 0.812%, 10/25/2064 (A)(D)	1,811	1,803
SMB Private Education Loan Trust, Ser 2020-A, Cl A2A
2.230%, 09/15/2037 (D)	514	492
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2A
1.600%, 09/15/2054 (D)	1,626	1,521
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (D)	5,067	4,618
SMB Private Education Loan Trust, Ser 2021-A, Cl APT1
1.070%, 01/15/2053 (D)	2,187	1,926

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2021-A, Cl B
2.310%, 01/15/2053 (D)	$765	$740
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (D)	1,292	1,202
SMB Private Education Loan Trust, Ser 2021-C, Cl APT1
1.390%, 01/15/2053 (D)	2,258	2,052
SMB Private Education Loan Trust, Ser 2021-C, Cl B
2.300%, 01/15/2053 (D)	1,276	1,234
SMB Private Education Loan Trust, Ser 2021-D, Cl A1A
1.340%, 03/17/2053 (D)	2,130	1,934
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051 (D)	3,126	2,887
SMB Private Education Loan Trust, Ser 2024-A, Cl A1A
5.240%, 03/15/2056 (D)	1,570	1,582
SMB Private Education Loan Trust, Ser 2024-E, Cl A1A
5.090%, 10/16/2056 (D)	3,443	3,451
SMB Private Education Loan Trust, Ser 2025-A, Cl A1A
5.130%, 04/15/2054 (D)	2,480	2,490
SoFi Professional Loan Program LLC, Ser 2017-D, Cl A2FX
2.650%, 09/25/2040 (D)	12	12
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (D)	1,178	1,019
South Carolina Student Loan, Ser 2015-A, Cl A
5.939%, TSFR1M + 1.614%, 01/25/2036 (A)	240	240
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
4.989%, TSFR1M + 0.664%, 09/25/2034 (A)	1,876	1,811
Structured Asset Securities Mortgage Loan Trust, Ser 2006-BC5, Cl A4
4.779%, TSFR1M + 0.454%, 12/25/2036 (A)	194	193
Symphony CLO XXIV, Ser 2024-24A, Cl AR
5.479%, TSFR3M + 1.200%, 01/23/2032 (A)(D)	4,787	4,792
T-Mobile US Trust, Ser 2022-1A, Cl A
4.910%, 05/22/2028 (D)	564	565
T-Mobile US Trust, Ser 2024-1A, Cl A
5.050%, 09/20/2029 (D)	2,330	2,345
T-Mobile US Trust, Ser 2024-2A, Cl A
4.250%, 05/21/2029 (D)	1,945	1,941

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
T-Mobile US Trust, Ser 2025-1A, Cl A
4.740%, 11/20/2029 (D)	$2,064	$2,084
Trestles CLO VII, Ser 2024-7A, Cl A1
5.662%, TSFR3M + 1.380%, 10/25/2037 (A)(D)	2,180	2,185
TRTX Issuer, Ser 2022-FL5, Cl A
5.979%, TSFR1M + 1.650%, 02/15/2039 (A)(D)	3,593	3,593
U.S. Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	171	159
U.S. Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	876	818
U.S. Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	1,136	1,078
U.S. Small Business Administration, Ser 2024-25C, Cl 1
4.970%, 03/01/2049	340	339
Vantage Data Centers LLC, Ser 2020-2A, Cl A2
1.992%, 09/15/2045 (D)	4,950	4,606
Verizon Master Trust, Ser 2023-1, Cl A
4.490%, 01/22/2029	3,044	3,042
Verizon Master Trust, Ser 2023-4, Cl A1A
5.160%, 06/20/2029	6,767	6,816
Verizon Master Trust, Ser 2023-6, Cl A
5.350%, 09/22/2031 (D)	4,885	5,029
Verizon Master Trust, Ser 2023-6, Cl B
4.860%, 09/22/2031 (D)	1,150	1,179
Verizon Master Trust, Ser 2023-7, Cl A1A
5.670%, 11/20/2029	2,815	2,865
Verizon Master Trust, Ser 2024-5, Cl A
5.000%, 06/21/2032 (D)	3,903	3,975
Verizon Master Trust, Ser 2024-7, Cl A
4.350%, 08/20/2032 (D)	6,895	6,861
Verizon Master Trust, Ser 2025-2, Cl A
4.940%, 01/20/2033 (D)	4,694	4,778
Verizon Master Trust, Ser 2025-3, Cl A1A
4.510%, 03/20/2030	4,531	4,538
Verizon Master Trust, Ser 2025-4, Cl A
4.760%, 03/21/2033 (D)	4,531	4,566
Voya CLO, Ser 2018-3A, Cl A1R2
5.456%, TSFR3M + 1.200%, 10/15/2031 (A)(D)	1,404	1,404
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
4.874%, TSFR1M + 0.549%, 07/25/2036 (A)	3,415	3,401

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Wendy's Funding LLC, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (D)	$3,613	$3,556
		349,248

Total Asset-Backed Securities
(Cost $654,714) ($ Thousands)		654,800

SOVEREIGN DEBT — 0.3%

Bank Gospodarstwa Krajowego
6.250%, 07/09/2054(D)	1,954	1,889
Chile Government International Bond
5.650%, 01/13/2037	1,620	1,642
Export Finance & Insurance
4.625%, 10/26/2027(D)	2,987	3,029
Israel Government International Bond
5.750%, 03/12/2054	1,843	1,634
5.625%, 02/19/2035	1,936	1,912
5.375%, 02/19/2030	4,931	4,968
4.500%, 01/17/2033	708	661
3.875%, 07/03/2050	963	652
Mexico Government International Bond
4.750%, 03/08/2044	1,139	858
4.600%, 01/23/2046	1,264	913
4.600%, 02/10/2048	1,019	723
4.400%, 02/12/2052	1,156	770
4.350%, 01/15/2047	668	460
3.500%, 02/12/2034	3,112	2,551
2.659%, 05/24/2031	932	791
Paraguay Government International Bond
6.650%, 03/04/2055(D)	718	698
5.400%, 03/30/2050(D)	2,919	2,449

Total Sovereign Debt
(Cost $26,795) ($ Thousands)		26,600

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
FNMA
0.000%, 11/15/2030(B)	6,273	4,998
Resolution Funding Interest STRIP
0.000%, 01/15/2030(B)	1,930	1,591
Resolution Funding Principal STRIP
0.000%, 04/15/2030(B)	10,375	8,461

Total U.S. Government Agency Obligations
(Cost $16,207) ($ Thousands)		15,050

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 0.1%
California — 0.0%
California State University, Ser B, RB
2.374%, 11/01/2035	$1,160	$907
California State, Health Facilities Financing Authority, Ser 2021A, RB
3.000%, 08/15/2051	1,260	880

		1,787

Georgia — 0.0%
Georgia State, Municipal Electric Authority, Build America Project, Ser 2010A, RB
6.637%, 04/01/2057	2,214	2,344

Nevada — 0.0%
Clark County, Airport System Revenue, Build America Project, Ser C, RB
6.820%, 07/01/2045	1,170	1,286

New York — 0.1%
New York & New Jersey, Port Authority, Ser 174, RB
4.458%, 10/01/2062	1,600	1,294
New York City, Ser A, GO
3.000%, 08/01/2034	870	744
New York City, Transitional Finance Authority Future Tax Secured Revenue, Ser D-3, RB
2.400%, 11/01/2032	1,085	920

		2,958

Ohio — 0.0%
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	689	558

Texas — 0.0%
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	1,154	1,248
University of Texas, Board of Regents, Ser B, RB
2.439%, 08/15/2049	585	343

		1,591

Total Municipal Bonds
(Cost $12,164) ($ Thousands)		10,524

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	229,145,663	$229,146
Total Cash Equivalent
(Cost $229,146) ($ Thousands)		229,146

PURCHASED SWAPTIONS — 0.0%
Total Purchased Swaptions
(Cost $1,191) ($ Thousands)		2,083

Total Investments in Securities — 106.2%
(Cost $9,635,910) ($ Thousands)		$9,417,596

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Core Fixed Income Fund (Concluded)

A list of open over the counter swaptions contracts for the Fund at May 31, 2025, is as follows:
Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.0%
Put Swaptions
Swaption	Bank of America Merrill Lynch	$135,580,000	$3.61	12/20/2025	$1,460
Swaption	Bank of America Merrill Lynch	57,735,000	3.74	12/20/2025	258
Swaption	Bank of America Merrill Lynch	30,345,000	4.24	12/20/2025	52
Swaption	Bank of America Merrill Lynch	71,970,000	4.09	12/20/2025	313

Total Purchased Swaptions		$295,630,000			$2,083

A list of the open futures contracts held by the Fund at May 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	3,915	Sep-2025	$811,225	$812,118	$893
U.S. 5-Year Treasury Note	3,810	Sep-2025	410,338	412,193	1,855
U.S. 10-Year Treasury Note	331	Sep-2025	36,449	36,658	209
			1,258,012	1,260,969	2,957
Short Contracts
U.S. Long Treasury Bond	(402)	Sep-2025	$(44,429)	$(45,337)	$(908)
U.S. Ultra Long Treasury Bond	(18)	Sep-2025	(2,055)	(2,089)	(34)
Ultra 10-Year U.S. Treasury Note	(1,405)	Sep-2025	(156,207)	(158,128)	(1,921)
			(202,691)	(205,554)	(2,863)
			$1,055,321	$1,055,415	$94

Percentages are based on Net Assets of $8,868,764 ($ Thousands).
**	The rate reported is the 7-day effective yield as of May 31, 2025.
†	Investment in Affiliated Security (see Note 6).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Zero coupon security.
(C)	No interest rate available.
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2025, the value of these securities amounted to $1,106,598 ($ Thousands), representing 12.5% of the Net Assets of the Fund.

(E)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(F)	Interest rate represents the security's effective yield at the time of purchase.
(G)	Security, or a portion thereof, has been pledged as collateral on open futures contracts. The total market value of such securities as of May 31, 2025 was $3,810 ($ Thousands).
(H)	Perpetual security with no stated maturity date.
(I)	Security is in default on interest payment.

SEI Institutional Investments Trust

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	3,719,645	–	3,719,645
U.S. Treasury Obligations	–	2,733,744	–	2,733,744
Corporate Obligations	–	2,026,004	–	2,026,004
Asset-Backed Securities	–	654,800	–	654,800
Sovereign Debt	–	26,600	–	26,600
U.S. Government Agency Obligations	–	15,050	–	15,050
Municipal Bonds	–	10,524	–	10,524
Cash Equivalent	229,146	–	–	229,146
Purchased Swaptions	–	2,083	–	2,083
Total Investments in Securities	229,146	9,188,450	–	9,417,596

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	2,957	–	–	2,957
Unrealized Depreciation	(2,863)	–	–	(2,863)
Total Other Financial Instruments	94	–	–	94

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2025	Income	Capital Gains
SEI Liquidity Fund, LP	$13	$—	$(33)	$6	$14	$—	$3	$—
SEI Daily Income Trust, Government Fund, Institutional Class	164,770	9,706,839	(9,642,463)	—	—	229,146	14,108	—
Totals	$164,783	$9,706,839	$(9,642,496)	$6	$14	$229,146	$14,111	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 77.7%
Communication Services — 13.9%
Altice Financing
5.750%, 08/15/2029 (A)	$2,025	$1,548
Altice France
8.125%, 02/01/2027 (A)	2,782	2,553
5.500%, 01/15/2028 (A)	3,926	3,380
5.500%, 10/15/2029 (A)	1,670	1,419
5.125%, 07/15/2029 (A)	1,688	1,424
Altice France Holding
10.500%, 05/15/2027 (A)	1,135	406
AMC Networks
10.250%, 01/15/2029 (A)	941	997
ANGI Group LLC
3.875%, 08/15/2028 (A)	1,463	1,355
Arches Buyer
6.125%, 12/01/2028 (A)	2,034	1,859
4.250%, 06/01/2028 (A)	423	399
Beasley Mezzanine Holdings LLC
9.200%, 08/01/2028 (A)	4,279	1,498
Belo
7.250%, 09/15/2027	442	453
C&W Senior Finance
9.000%, 01/15/2033 (A)	1,480	1,473
Cable One
4.000%, 11/15/2030 (A)	2,095	1,623
CCO Holdings LLC
7.375%, 03/01/2031 (A)	2,655	2,748
6.375%, 09/01/2029 (A)	2,650	2,686
5.375%, 06/01/2029 (A)	401	395
5.125%, 05/01/2027 (A)	726	719
5.000%, 02/01/2028 (A)	6,043	5,927
4.750%, 03/01/2030 (A)	2,405	2,296
4.500%, 08/15/2030 (A)	6,592	6,181
4.500%, 05/01/2032	210	191
4.250%, 02/01/2031 (A)	8,657	7,929
4.250%, 01/15/2034 (A)	15,861	13,692
Charter Communications Operating LLC / Charter Communications Operating Capital
6.550%, 06/01/2034	2,345	2,453
Cinemark USA
7.000%, 08/01/2032 (A)	114	117
5.250%, 07/15/2028 (A)	270	267
Clear Channel Outdoor Holdings Inc.
9.000%, 09/15/2028 (A)	79	83
7.750%, 04/15/2028 (A)	715	653
7.500%, 06/01/2029 (A)	805	712
5.125%, 08/15/2027 (A)	1,473	1,441
CMG Media
8.875%, 06/18/2029 (A)	3,325	3,059
Connect Finco SARL
9.000%, 09/15/2029 (A)	200	191

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consolidated Communications
6.500%, 10/01/2028 (A)	$909	$927
CSC Holdings LLC
11.750%, 01/31/2029 (A)	6,577	6,166
11.250%, 05/15/2028 (A)	2,865	2,835
7.500%, 04/01/2028 (A)	670	516
6.500%, 02/01/2029 (A)	3,703	2,954
5.750%, 01/15/2030 (A)	4,365	2,203
5.500%, 04/15/2027 (A)	515	488
5.375%, 02/01/2028 (A)	270	246
5.000%, 11/15/2031 (A)	1,840	834
4.500%, 11/15/2031 (A)	909	615
4.125%, 12/01/2030 (A)	97	67
3.375%, 02/15/2031 (A)	1,337	876
Directv Financing LLC
8.875%, 02/01/2030 (A)	4,221	4,158
5.875%, 08/15/2027 (A)	495	487
DISH DBS
7.750%, 07/01/2026	2,690	2,313
5.750%, 12/01/2028 (A)	3,273	2,770
5.250%, 12/01/2026 (A)	3,581	3,305
5.125%, 06/01/2029	725	477
DISH Network
11.750%, 11/15/2027 (A)	10,070	10,389
EchoStar
10.750%, 11/30/2029	7,507	7,544
6.750%cash/0% PIK, 11/30/2030	471	405
3.875%cash/0% PIK, 11/30/2030	796	764
Fibercop
6.375%, 11/15/2033 (A)	916	884
6.000%, 09/30/2034 (A)	1,352	1,266
Fox
5.576%, 01/25/2049	850	780
5.476%, 01/25/2039	850	814
Frontier Communications Holdings LLC
8.750%, 05/15/2030 (A)	316	332
6.750%, 05/01/2029 (A)	95	96
6.000%, 01/15/2030 (A)	172	174
5.875%, 10/15/2027 (A)	32	32
5.875%, 11/01/2029	188	190
5.000%, 05/01/2028 (A)	1,222	1,220
GCI LLC
4.750%, 10/15/2028 (A)	944	888
Gray Media
10.500%, 07/15/2029 (A)	4,067	4,325
7.000%, 05/15/2027 (A)	2,354	2,338
5.375%, 11/15/2031 (A)	4,438	3,169
4.750%, 10/15/2030 (A)	7,238	5,239
Hughes Satellite Systems
6.625%, 08/01/2026	130	91
iHeartCommunications
10.875%, 05/01/2030	1,092	534
9.125%, 05/01/2029	1,628	1,347

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
7.750%, 08/15/2030 (A)	$507	$390
Iliad Holding SASU
8.500%, 04/15/2031 (A)	1,550	1,636
7.000%, 10/15/2028 (A)	1,805	1,834
7.000%, 04/15/2032 (A)	2,720	2,737
Intelsat Jackson Holdings
6.500%, 03/15/2030 (A)	2,512	2,470
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	2,789	2,021
5.125%, 07/15/2029 (A)	880	568
Level 3 Financing
11.000%, 11/15/2029 (A)	1,982	2,248
10.500%, 04/15/2029 (A)	2,384	2,682
10.500%, 05/15/2030 (A)	5,290	5,786
10.000%, 10/15/2032 (A)	390	392
4.875%, 06/15/2029 (A)	3,935	3,574
4.500%, 04/01/2030 (A)	1,145	1,007
3.875%, 10/15/2030 (A)	1,361	1,147
3.750%, 07/15/2029 (A)	365	299
3.625%, 01/15/2029	795	660
Live Nation Entertainment
6.500%, 05/15/2027 (A)	1,798	1,819
5.625%, 03/15/2026 (A)	571	572
4.750%, 10/15/2027 (A)	3,234	3,184
3.750%, 01/15/2028 (A)	593	569
Lumen Technologies
10.000%, 10/15/2032 (A)	907	930
7.650%, 03/15/2042	1,431	1,179
7.600%, 09/15/2039	665	562
5.375%, 06/15/2029 (A)	466	413
4.125%, 04/15/2029 (A)	657	638
4.125%, 04/15/2030 (A)	2,015	1,957
McGraw-Hill Education
5.750%, 08/01/2028 (A)	3,420	3,378
Midcontinent Communications
8.000%, 08/15/2032 (A)	2,967	3,068
Nexstar Media
5.625%, 07/15/2027 (A)	1,228	1,223
4.750%, 11/01/2028 (A)	1,930	1,857
Paramount Global
5.500%, 05/15/2033	1,510	1,440
4.950%, 01/15/2031	4,623	4,476
Rakuten Group
9.750%, 04/15/2029 (A)	4,755	5,091
Sable International Finance
7.125%, 10/15/2032 (A)	1,425	1,398
Scripps Escrow
5.875%, 07/15/2027 (A)	1,974	1,674
Scripps Escrow II
3.875%, 01/15/2029 (A)	3,194	2,731
Shutterfly Finance LLC
9.750%, 10/01/2027 (A)	134	134
8.500%cash/0% PIK, 10/01/2027 (A)	867	763

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sinclair Television Group
8.125%, 02/15/2033 (A)	$3,249	$3,251
Sirius XM Radio LLC
5.500%, 07/01/2029 (A)	1,256	1,235
5.000%, 08/01/2027 (A)	2,131	2,109
4.125%, 07/01/2030 (A)	2,952	2,682
4.000%, 07/15/2028 (A)	2,025	1,922
3.875%, 09/01/2031 (A)	3,730	3,262
3.125%, 09/01/2026 (A)	2,172	2,122
Snap
6.875%, 03/01/2033 (A)	1,113	1,127
Spanish Broadcasting System
9.750%, 03/01/2026 (A)	4,965	3,530
Stagwell Global LLC
5.625%, 08/15/2029 (A)	635	597
TEGNA
4.625%, 03/15/2028	1,796	1,741
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	3,600	3,501
Telesat Canada
6.500%, 10/15/2027 (A)	684	260
5.625%, 12/06/2026 (A)	1,974	1,170
Time Warner Cable Enterprises LLC
8.375%, 07/15/2033	2,805	3,222
U.S. Cellular
6.700%, 12/15/2033	405	436
Univision Communications
8.000%, 08/15/2028 (A)	2,784	2,786
Univision Communications Inc
7.375%, 06/30/2030 (A)	425	397
Urban One
7.375%, 02/01/2028 (A)	8,135	4,068
Virgin Media Finance
5.000%, 07/15/2030 (A)	1,216	1,102
Virgin Media Secured Finance
4.500%, 08/15/2030 (A)	757	699
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (A)	4,121	4,016
Vmed O2 UK Financing I
4.250%, 01/31/2031 (A)	3,505	3,172
Warnermedia Holdings
4.279%, 03/15/2032	175	148
Windstream Services LLC
8.250%, 10/01/2031 (A)	3,269	3,402
Zayo Group Holdings
6.125%, 03/01/2028 (A)(B)	3,175	2,738
4.000%, 03/01/2027 (A)(B)	9,511	8,947

		279,334

Consumer Discretionary — 12.0%
1011778 BC ULC / New Red Finance
5.625%, 09/15/2029 (A)	2,620	2,635
4.375%, 01/15/2028 (A)	1,480	1,443

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Academy
6.000%, 11/15/2027 (A)	$1,770	$1,774
Adient Global Holdings Ltd.
8.250%, 04/15/2031 (A)	780	796
7.500%, 02/15/2033 (A)	273	271
7.000%, 04/15/2028 (A)	74	76
ADT Security
4.125%, 08/01/2029 (A)	585	558
Amer Sports
6.750%, 02/16/2031 (A)	2,108	2,192
American Axle & Manufacturing
6.875%, 07/01/2028	477	473
6.500%, 04/01/2027	563	560
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	1,965	1,897
Aramark Services
5.000%, 02/01/2028 (A)	553	547
Asbury Automotive Group
4.750%, 03/01/2030	232	220
4.625%, 11/15/2029 (A)	1,033	982
4.500%, 03/01/2028	2,431	2,369
Ashton Woods USA LLC
6.625%, 01/15/2028 (A)	2,261	2,270
4.625%, 04/01/2030 (A)	932	874
Aston Martin Capital Holdings
10.000%, 03/31/2029 (A)	3,607	3,380
Aventine (Escrow Security)
0.000%, 10/15/2049 (C)(D)(E)	2,600	–
Avianca Midco 2
9.625%, 02/14/2030 (A)	1,930	1,722
Bath & Body Works
7.600%, 07/15/2037	1,280	1,297
7.500%, 06/15/2029	542	556
6.875%, 11/01/2035	1,304	1,313
6.750%, 07/01/2036	3,280	3,248
6.625%, 10/01/2030 (A)	2,003	2,046
5.250%, 02/01/2028	291	291
Boyne USA
4.750%, 05/15/2029 (A)	1,315	1,264
Caesars Entertainment
7.000%, 02/15/2030 (A)	3,585	3,679
6.500%, 02/15/2032 (A)	411	414
6.000%, 10/15/2032 (A)	2,289	2,196
4.625%, 10/15/2029 (A)	368	343
Carnival
7.000%, 08/15/2029 (A)	148	155
6.125%, 02/15/2033 (A)	3,206	3,214
6.000%, 05/01/2029 (A)	4,022	4,033
5.750%, 03/01/2027 (A)	875	877
4.000%, 08/01/2028 (A)	413	399
Carvana, Strike Price Fixed
9.000%cash/0% PIK, 06/01/2031 (A)	6,368	7,386

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CD&R Smokey Buyer
9.500%, 10/15/2029 (A)	$382	$317
Churchill Downs
4.750%, 01/15/2028 (A)	2,212	2,162
Clarios Global
8.500%, 05/15/2027 (A)	776	779
6.750%, 05/15/2028 (A)	356	363
6.750%, 02/15/2030 (A)	2,324	2,367
6.250%, 05/15/2026 (A)	300	300
Cooper-Standard Automotive
13.500%cash/0% PIK, 03/31/2027 (A)	2,708	2,840
5.625%cash/0% PIK, 05/15/2027 (A)	1,583	1,339
Cougar JV Subsidiary LLC
8.000%, 05/15/2032 (A)	3,382	3,552
Dornoch Debt Merger Sub
6.625%, 10/15/2029 (A)	619	476
eG Global Finance
12.000%, 11/30/2028 (A)	3,865	4,262
Empire Resorts
7.750%, 11/01/2026 (A)	2,235	2,202
Fertitta Entertainment LLC
6.750%, 01/15/2030 (A)	1,341	1,218
4.625%, 01/15/2029 (A)	2,406	2,256
Flutter Treasury DAC
5.875%, 06/04/2031 (A)	1,400	1,407
Fontainebleau Las Vegas
11.000%, 06/15/2015 (A)(C)(E)	3,481	–
Ford Motor Credit LLC
7.200%, 06/10/2030	200	208
7.122%, 11/07/2033	4,199	4,266
6.950%, 03/06/2026	200	201
6.950%, 06/10/2026	223	226
5.125%, 06/16/2025	690	690
4.687%, 06/09/2025	1,245	1,245
4.542%, 08/01/2026	1,481	1,460
4.134%, 08/04/2025	700	698
3.375%, 11/13/2025	207	205
Ford Motor Credit LLC MTN
4.389%, 01/08/2026	650	645
Gap
3.625%, 10/01/2029 (A)	2,382	2,175
Genting New York LLC
7.250%, 10/01/2029 (A)	1,360	1,375
Goodyear Tire & Rubber
6.625%, 07/15/2030	122	122
5.250%, 04/30/2031	211	197
5.250%, 07/15/2031	717	669
5.000%, 07/15/2029	475	455
GrubHub Holdings
5.500%, 07/01/2027 (A)(B)	5,270	4,862
Hilton Domestic Operating
6.125%, 04/01/2032 (A)	564	573
5.875%, 04/01/2029 (A)	136	137

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.875%, 03/15/2033 (A)	$2,904	$2,924
5.750%, 05/01/2028 (A)	361	361
4.875%, 01/15/2030	140	137
4.000%, 05/01/2031 (A)	4,020	3,717
3.750%, 05/01/2029 (A)	3,391	3,204
IHO Verwaltungs GmbH
8.000%, 11/15/2032 (A)	200	200
7.750%cash/0% PIK, 11/15/2030 (A)	200	202
International Game Technology
5.250%, 01/15/2029 (A)	3,852	3,789
Jacobs Entertainment
6.750%, 02/15/2029 (A)	3,270	3,097
Latam Airlines Group
7.875%, 04/15/2030 (A)	3,500	3,514
LBM Acquisition LLC
6.250%, 01/15/2029 (A)	1,662	1,335
LCM Investments Holdings II LLC
8.250%, 08/01/2031 (A)	2,595	2,751
4.875%, 05/01/2029 (A)	2,835	2,731
LGI Homes
8.750%, 12/15/2028 (A)	2,545	2,619
Liberty Interactive LLC
8.500%, 07/15/2029	820	135
8.250%, 02/01/2030	4,690	774
Melco Resorts Finance
5.375%, 12/04/2029 (A)	1,665	1,526
MGM Resorts International
6.500%, 04/15/2032	1,027	1,025
6.125%, 09/15/2029	1,737	1,745
4.750%, 10/15/2028	2,195	2,147
NCL
6.750%, 02/01/2032 (A)	3,055	3,056
NESCO Holdings II
5.500%, 04/15/2029 (A)	372	350
Newell Brands
8.500%, 06/01/2028 (A)	230	238
6.875%, 04/01/2036	105	97
6.625%, 09/15/2029	232	224
6.625%, 05/15/2032	72	66
6.375%, 09/15/2027	172	172
6.375%, 05/15/2030	232	218
5.700%, 04/01/2026	648	653
OneSky Flight LLC
8.875%, 12/15/2029 (A)	3,310	3,337
Ontario Gaming GTA
8.000%, 08/01/2030 (A)	1,109	1,096
Papa John's International
3.875%, 09/15/2029 (A)	872	810
PetSmart
7.750%, 02/15/2029 (A)	250	243
4.750%, 02/15/2028 (A)	2,506	2,419
PM General Purchaser LLC
9.500%, 10/01/2028 (A)	528	339

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
QVC
6.875%, 04/15/2029 (A)	$1,693	$753
QXO Building Products
6.750%, 04/30/2032 (A)	3,956	4,056
RB Global Holdings
7.750%, 03/15/2031 (A)	650	680
Resorts World Las Vegas LLC
4.625%, 04/16/2029 (A)	715	627
Resorts World Las Vegas LLC / RWLV Capital
4.625%, 04/06/2031 (A)	995	804
Rite Aid
15.000%, 08/30/2031 (B)(C)(E)	2,037	20
11.317%, TSFR3M + 7.000%, 08/30/2031 (A)(B)(C)(E)(F)	478	214
8.000%, 10/18/2024 (A)(C)(E)	1,286	–
8.000%, 11/15/2026 (A)(C)(E)	3,328	–
7.500%, 07/01/2025 (A)(C)(E)	1,259	–
Rivers Enterprise Borrower LLC
6.625%, 02/01/2033 (A)	1,740	1,717
Royal Caribbean Cruises
6.250%, 03/15/2032 (A)	575	583
6.000%, 02/01/2033 (A)	7,419	7,446
5.625%, 09/30/2031 (A)	1,514	1,496
Sabre GLBL
10.750%, 11/15/2029 (A)	5,961	6,080
Saks Global Enterprises LLC
11.000%, 12/15/2029 (A)	5,193	2,324
Service International
5.750%, 10/15/2032	1,460	1,451
Shea Homes
4.750%, 04/01/2029	1,323	1,268
Six Flags Entertainment
7.250%, 05/15/2031 (A)	5,153	5,265
7.000%, 07/01/2025 (A)	74	74
6.625%, 05/01/2032 (A)	2,360	2,406
5.375%, 04/15/2027	115	115
5.250%, 07/15/2029	354	344
Somnigroup International
4.000%, 04/15/2029 (A)	915	862
3.875%, 10/15/2031 (A)	334	297
Sonic Automotive
4.875%, 11/15/2031 (A)	247	230
4.625%, 11/15/2029 (A)	570	545
Specialty Building Products Holdings LLC
7.750%, 10/15/2029 (A)	2,507	2,402
Spirit Loyalty Cayman
11.000%cash/0% PIK, 03/06/2030 (A)	2,473	1,916
Staples
12.750%, 01/15/2030 (A)	830	534
10.750%, 09/01/2029 (A)	2,503	2,266
Station Casinos LLC
6.625%, 03/15/2032 (A)	2,588	2,592
4.625%, 12/01/2031 (A)	334	306

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 02/15/2028 (A)	$2,015	$1,954
StoneMor
8.500%, 05/15/2029 (A)	2,165	1,996
Studio City Finance
5.000%, 01/15/2029 (A)	2,730	2,467
Superior Plus
4.500%, 03/15/2029 (A)	368	350
Vail Resorts
6.500%, 05/15/2032 (A)	230	236
Victoria's Secret
4.625%, 07/15/2029 (A)	4,588	4,181
Viking Cruises
7.000%, 02/15/2029 (A)	800	805
5.875%, 09/15/2027 (A)	656	656
Viking Ocean Cruises Ship VII
5.625%, 02/15/2029 (A)	1,900	1,878
VistaJet Malta Finance
9.500%, 06/01/2028 (A)	262	258
6.375%, 02/01/2030 (A)	3,196	2,870
Voyager Parent LLC
9.250%, 07/01/2032 (A)	2,625	2,712
Wand NewCo 3
7.625%, 01/30/2032 (A)	1,773	1,844
Wayfair LLC
7.750%, 09/15/2030 (A)	344	337
7.250%, 10/31/2029 (A)	136	133
Wolverine World Wide
4.000%, 08/15/2029 (A)	1,069	936
Wynn Las Vegas LLC
5.250%, 05/15/2027 (A)	1,954	1,945
Wynn Macau
5.625%, 08/26/2028 (A)	200	193
5.125%, 12/15/2029 (A)	2,185	2,045
Wynn Resorts Finance LLC
7.125%, 02/15/2031 (A)	1,982	2,079
6.250%, 03/15/2033 (A)	586	580
5.125%, 10/01/2029 (A)	751	732
Yum! Brands
6.875%, 11/15/2037	1,840	1,950
5.375%, 04/01/2032	2,736	2,704

		240,764

Consumer Staples — 3.0%
1261229 BC
10.000%, 04/15/2032 (A)	10,770	10,663
Albertsons Cos
6.250%, 03/15/2033 (A)	312	317
5.875%, 02/15/2028 (A)	536	536
4.875%, 02/15/2030 (A)	1,865	1,814
4.625%, 01/15/2027 (A)	879	870
3.500%, 03/15/2029 (A)	693	651
Albion Financing 1 SARL
7.000%, 05/21/2030 (A)	1,414	1,434

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Central Garden & Pet
5.125%, 02/01/2028	$1,150	$1,150
4.125%, 10/15/2030	262	242
Chobani Holdco II LLC
8.750%cash/0% PIK, 10/01/2029 (A)	604	642
Edgewell Personal Care
5.500%, 06/01/2028 (A)	645	634
4.125%, 04/01/2029 (A)	307	287
Energizer Holdings
6.500%, 12/31/2027 (A)	172	173
4.750%, 06/15/2028 (A)	1,001	965
4.375%, 03/31/2029 (A)	692	650
EquipmentShare.com
8.000%, 03/15/2033 (A)	169	174
HAH Group Holding LLC
9.750%, 10/01/2031 (A)	1,407	1,401
HLF Financing Sarl LLC
12.250%, 04/15/2029 (A)	3,778	4,087
HRB Winddown
8.875%, 03/15/2025 (A)(E)	800	–
Lamb Weston Holdings
4.125%, 01/31/2030 (A)	1,925	1,815
New Albertsons
8.700%, 05/01/2030	1,149	1,262
8.000%, 05/01/2031	995	1,047
Opal Bidco SAS
6.500%, 03/31/2032 (A)	1,185	1,184
Performance Food Group
6.125%, 09/15/2032 (A)	2,359	2,378
5.500%, 10/15/2027 (A)	1,164	1,159
4.250%, 08/01/2029 (A)	1,945	1,854
Pilgrim's Pride
6.875%, 05/15/2034	1,165	1,255
Post Holdings
6.375%, 03/01/2033 (A)	3,481	3,455
6.250%, 02/15/2032 (A)	229	233
6.250%, 10/15/2034 (A)	1,091	1,078
5.500%, 12/15/2029 (A)	425	420
4.625%, 04/15/2030 (A)	259	245
Primo Water Holdings
6.250%, 04/01/2029 (A)	2,463	2,466
Raven Acquisition Holdings LLC
6.875%, 11/15/2031 (A)	3,243	3,228
Sigma Holdco BV
7.875%, 05/15/2026 (A)	2,696	2,680
Simmons Foods
4.625%, 03/01/2029 (A)	3,645	3,396
Tyson Foods
5.100%, 09/28/2048	1,447	1,266
US Foods
6.875%, 09/15/2028 (A)	133	137
4.750%, 02/15/2029 (A)	50	49
4.625%, 06/01/2030 (A)	470	452

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Walgreens Boots Alliance
4.800%, 11/18/2044	$932	$861
4.100%, 04/15/2050	1,389	1,180

		59,790

Energy — 10.0%
Aethon United BR
7.500%, 10/01/2029 (A)	6,770	6,938
Antero Midstream Partners
5.750%, 03/01/2027 (A)	345	345
5.750%, 01/15/2028 (A)	382	380
5.375%, 06/15/2029 (A)	2,630	2,603
Archrock Partners
6.875%, 04/01/2027 (A)	158	158
6.625%, 09/01/2032 (A)	1,184	1,190
6.250%, 04/01/2028 (A)	1,480	1,478
Ascent Resources Utica Holdings LLC
8.250%, 12/31/2028 (A)	3,970	4,030
6.625%, 10/15/2032 (A)	1,201	1,208
5.875%, 06/30/2029 (A)	566	564
Baytex Energy
8.500%, 04/30/2030 (A)	600	581
7.375%, 03/15/2032 (A)	2,098	1,905
Blue Racer Midstream LLC
7.250%, 07/15/2032 (A)	940	975
7.000%, 07/15/2029 (A)	996	1,029
6.625%, 07/15/2026 (A)	180	180
Buckeye Partners
6.875%, 07/01/2029 (A)	120	123
6.750%, 02/01/2030 (A)	177	183
4.500%, 03/01/2028 (A)	670	655
California Resources
7.125%, 02/01/2026 (A)	117	117
Cheniere Energy Partners
4.000%, 03/01/2031	741	694
3.250%, 01/31/2032	497	436
Chord Energy
6.750%, 03/15/2033 (A)	2,975	2,954
CITGO Petroleum
8.375%, 01/15/2029 (A)	2,270	2,307
6.375%, 06/15/2026 (A)	1,685	1,684
Civitas Resources
9.625%, 06/15/2033 (A)	757	758
8.750%, 07/01/2031 (A)	370	362
8.625%, 11/01/2030 (A)	3,244	3,199
8.375%, 07/01/2028 (A)	685	690
Comstock Resources
6.750%, 03/01/2029 (A)	6,050	5,963
5.875%, 01/15/2030 (A)	374	354
Crescent Energy Finance LLC
9.250%, 02/15/2028 (A)	759	784
7.625%, 04/01/2032 (A)	446	420
7.375%, 01/15/2033 (A)	260	241

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Diamond Foreign Asset
8.500%, 10/01/2030 (A)	$360	$361
DT Midstream
4.375%, 06/15/2031 (A)	220	205
4.125%, 06/15/2029 (A)	488	465
Enbridge
8.250%, H15T5Y + 3.785%, 01/15/2084 (F)	5,205	5,456
Encino Acquisition Partners Holdings LLC
8.750%, 05/01/2031 (A)	3,378	3,689
8.500%, 05/01/2028 (A)	806	827
Energy Transfer
8.000%, H15T5Y + 4.020%, 05/15/2054 (F)	2,728	2,860
6.625%, US0003M + 4.155%(F)(G)	1,294	1,274
5.500%, 06/01/2027	2,863	2,902
Equities
7.500%, 06/01/2027 (A)	195	199
7.500%, 06/01/2030 (A)	232	252
4.750%, 01/15/2031	392	379
4.500%, 01/15/2029 (A)	944	922
Excelerate Energy
8.000%, 05/15/2030 (A)	2,655	2,749
Expand Energy
7.500%, 10/01/2026 (B)(C)(E)	4,075	–
7.000%, 10/01/2024 (B)(C)(E)	1,790	6
6.750%, 04/15/2029 (A)	1,184	1,198
5.500%, 09/15/2026 (E)	180	1
5.375%, 02/01/2029	69	69
5.375%, 03/15/2030	505	502
4.750%, 02/01/2032	444	418
Genesis Energy
8.875%, 04/15/2030	3,376	3,545
8.250%, 01/15/2029	72	74
7.875%, 05/15/2032	863	874
7.750%, 02/01/2028	453	457
Greenfire Resources
12.000%, 10/01/2028 (A)	1,498	1,585
Gulfport Energy Operating
6.750%, 09/01/2029 (A)	2,167	2,198
Harvest Midstream I
7.500%, 09/01/2028 (A)	480	487
7.500%, 05/15/2032 (A)	252	259
Hess Midstream Operations
6.500%, 06/01/2029 (A)	235	240
5.875%, 03/01/2028 (A)	97	98
Hilcorp Energy I
7.250%, 02/15/2035 (A)	2,939	2,723
6.875%, 05/15/2034 (A)	5	5
6.250%, 04/15/2032 (A)	638	581
6.000%, 04/15/2030 (A)	221	210
6.000%, 02/01/2031 (A)	2,101	1,929

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Howard Midstream Energy Partners LLC
8.875%, 07/15/2028 (A)	$386	$403
7.375%, 07/15/2032 (A)	2,772	2,869
Ithaca Energy North Sea
8.125%, 10/15/2029 (A)	2,580	2,587
ITT Holdings LLC
6.500%, 08/01/2029 (A)	3,222	3,008
Kodiak Gas Services LLC
7.250%, 02/15/2029 (A)	875	897
Long Ridge Energy LLC
8.750%, 02/15/2032 (A)	1,760	1,774
Matador Resources
6.500%, 04/15/2032 (A)	286	280
6.250%, 04/15/2033 (A)	340	328
Moss Creek Resources Holdings
8.250%, 09/01/2031 (A)	3,839	3,702
Nabors Industries
9.125%, 01/31/2030 (A)	1,316	1,199
8.875%, 08/15/2031 (A)	1,550	1,061
New Fortress Energy
8.750%, 03/15/2029 (A)	3,120	968
6.500%, 09/30/2026 (A)	1,422	851
NFE Financing LLC
12.000%, 11/15/2029 (A)	2,200	944
NGL Energy Operating LLC
8.375%, 02/15/2032 (A)	284	268
8.125%, 02/15/2029 (A)	4,409	4,310
Noble Finance II LLC
8.000%, 04/15/2030 (A)	226	225
Northern Oil & Gas
8.750%, 06/15/2031 (A)	2,738	2,760
8.125%, 03/01/2028 (A)	779	782
NuStar Logistics
6.375%, 10/01/2030	242	247
6.000%, 06/01/2026	555	558
5.625%, 04/28/2027	989	991
ONEOK
5.600%, 04/01/2044	3,522	3,143
5.450%, 06/01/2047	3,173	2,722
PBF Holding LLC
9.875%, 03/15/2030 (A)	1,465	1,401
7.875%, 09/15/2030 (A)	2,890	2,512
Permian Resources Operating LLC
9.875%, 07/15/2031 (A)	481	525
8.000%, 04/15/2027 (A)	228	232
7.000%, 01/15/2032 (A)	2,679	2,748
6.250%, 02/01/2033 (A)	254	251
Prairie Acquiror
9.000%, 08/01/2029 (A)	142	144
Range Resources
8.250%, 01/15/2029	584	600
Rockies Express Pipeline LLC
6.750%, 03/15/2033 (A)	2,355	2,426

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.800%, 05/15/2030 (A)	$2,117	$1,999
Seventy Seven Operating LLC (Escrow Security)
6.625%, 01/15/2020 (C)(E)	2,787	–
Shelf Drilling Holdings
9.625%, 04/15/2029 (A)	1,635	1,222
Sitio Royalties Operating Partnership
7.875%, 11/01/2028 (A)	1,591	1,641
SM Energy
7.000%, 08/01/2032 (A)	2,474	2,375
6.750%, 09/15/2026	230	230
6.750%, 08/01/2029 (A)	814	798
6.625%, 01/15/2027	365	365
6.500%, 07/15/2028	315	313
South Bow Canadian Infrastructure Holdings
7.500%, H15T5Y + 3.667%, 03/01/2055 (A)(F)	2,545	2,538
Summit Midstream Holdings LLC
8.625%, 10/31/2029 (A)	1,440	1,443
Sunoco
7.250%, 05/01/2032 (A)	1,390	1,445
7.000%, 05/01/2029 (A)	2,690	2,776
6.250%, 07/01/2033 (A)	1,503	1,503
4.500%, 05/15/2029	487	467
4.500%, 04/30/2030	611	577
Tallgrass Energy Partners
7.375%, 02/15/2029 (A)	244	248
6.000%, 03/01/2027 (A)	490	489
6.000%, 12/31/2030 (A)	3,847	3,686
6.000%, 09/01/2031 (A)	910	867
5.500%, 01/15/2028 (A)	2,496	2,481
Tenneco
8.000%, 11/17/2028 (A)	1,812	1,784
TerraForm Power Operating LLC
5.000%, 01/31/2028 (A)	2,992	2,909
4.750%, 01/15/2030 (A)	225	212
TGNR Intermediate Holdings LLC
5.500%, 10/15/2029 (A)	3,252	3,071
TransMontaigne Partners LLC
8.500%, 06/15/2030 (A)	1,755	1,792
Transocean
8.750%, 02/15/2030 (A)	1,016	1,030
8.500%, 05/15/2031 (A)	1,745	1,500
8.250%, 05/15/2029 (A)	1,396	1,259
6.800%, 03/15/2038	4,479	3,052
Transocean Titan Financing
8.375%, 02/01/2028 (A)	90	92
Venture Global Calcasieu Pass LLC
4.125%, 08/15/2031 (A)	1,230	1,113
3.875%, 11/01/2033 (A)	2,920	2,494
Venture Global LNG
9.875%, 02/01/2032 (A)	295	314

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
9.500%, 02/01/2029 (A)	$155	$166
9.000%, H15T5Y + 5.440%(A)(F)(G)	7,145	6,739
8.375%, 06/01/2031 (A)	1,209	1,227
8.125%, 06/01/2028 (A)	491	502
7.000%, 01/15/2030 (A)	2,963	2,950
Vital Energy
7.875%, 04/15/2032 (A)	999	810
Weatherford International
8.625%, 04/30/2030 (A)	2,668	2,710
Western Midstream Operating
5.250%, 02/01/2050	3,988	3,237

		199,629

Financials — 8.2%
Acrisure LLC
8.250%, 02/01/2029 (A)	4,087	4,227
7.500%, 11/06/2030 (A)	1,481	1,528
AG Issuer LLC
6.250%, 03/01/2028 (A)	1,910	1,910
Alliant Holdings Intermediate LLC
7.375%, 10/01/2032 (A)	455	468
7.000%, 01/15/2031 (A)	6,056	6,194
4.250%, 10/15/2027 (A)	2,212	2,150
AmWINS Group
6.375%, 02/15/2029 (A)	1,657	1,680
APH Somerset Investor 2 LLC
7.875%, 11/01/2029 (A)	5,104	5,050
Apollo Commercial Real Estate Finance
4.625%, 06/15/2029 (A)	2,770	2,587
Apollo Debt Solutions BDC
6.900%, 04/13/2029	1,505	1,560
Ardonagh Finco
7.750%, 02/15/2031 (A)	1,000	1,034
Ardonagh Group Finance
8.875%, 02/15/2032 (A)	870	899
Aretec Group
10.000%, 08/15/2030 (A)	4,492	4,895
Arthur J Gallagher
5.550%, 02/15/2055	1,819	1,686
Blackstone Mortgage Trust
7.750%, 12/01/2029 (A)	3,305	3,479
Block
6.500%, 05/15/2032	2,092	2,138
2.750%, 06/01/2026	160	156
Bread Financial Holdings
8.375%, H15T5Y + 4.300%, 06/15/2035 (A)(F)	2,815	2,733
Brookfield Property
5.750%, 05/15/2026 (A)	52	51
4.500%, 04/01/2027 (A)	5,112	4,965
Citigroup
3.875%, H15T5Y + 3.417%(F)(G)	1,718	1,683

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CPI CG
10.000%, 07/15/2029 (A)	$1,815	$1,915
Encore Capital Group
9.250%, 04/01/2029 (A)	2,545	2,714
Finance of America Funding LLC
7.875%, 11/30/2026 (A)	3,203	2,906
FirstCash
6.875%, 03/01/2032 (A)	930	953
Focus Financial Partners LLC
6.750%, 09/15/2031 (A)	1,165	1,179
Freedom Mortgage
12.000%, 10/01/2028 (A)(B)	2,272	2,437
7.625%, 05/01/2026 (A)	941	939
Freedom Mortgage Holdings LLC
9.250%, 02/01/2029 (A)(B)	2,775	2,861
Genworth Holdings
6.500%, 06/15/2034	3,835	3,672
6.150%, 11/15/2066 (F)	410	339
Global Atlantic Finance
7.950%, 06/15/2033 (A)	1,999	2,229
Howden UK Refinance
8.125%, 02/15/2032 (A)	435	446
7.250%, 02/15/2031 (A)	1,638	1,682
HUB International
7.375%, 01/31/2032 (A)	1,195	1,247
7.250%, 06/15/2030 (A)	1,957	2,038
Incora Intermediate II
6.000%, 01/31/2033 (A)(C)	280	224
Intesa Sanpaolo
4.950%, H15T1Y + 2.750%, 06/01/2042 (A)(F)	3,020	2,380
Jane Street Group
7.125%, 04/30/2031 (A)	1,393	1,455
6.125%, 11/01/2032 (A)	2,262	2,266
Jefferies Finance LLC
6.625%, 10/15/2031 (A)	1,705	1,688
Ladder Capital Finance Holdings LLLP
7.000%, 07/15/2031 (A)	1,638	1,699
4.750%, 06/15/2029 (A)	5,015	4,858
4.250%, 02/01/2027 (A)	2,145	2,098
LD Holdings Group LLC
6.125%, 04/01/2028 (A)	2,895	2,365
LPL Holdings
4.625%, 11/15/2027 (A)	1,445	1,434
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	4,283	4,164
5.625%, 01/15/2030 (A)	2,198	1,983
Nationstar Mortgage Holdings
7.125%, 02/01/2032 (A)	230	239
6.500%, 08/01/2029 (A)	60	61
6.000%, 01/15/2027 (A)	228	228
5.500%, 08/15/2028 (A)	3,293	3,286
5.125%, 12/15/2030 (A)	325	324

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Navient MTN
5.625%, 08/01/2033	$2,835	$2,494
OneMain Finance
9.000%, 01/15/2029	652	683
7.875%, 03/15/2030	2,675	2,795
7.500%, 05/15/2031	2,852	2,931
7.125%, 03/15/2026	32	33
7.125%, 11/15/2031	545	555
7.125%, 09/15/2032	1,018	1,024
6.625%, 01/15/2028	480	489
5.375%, 11/15/2029	3,697	3,582
4.000%, 09/15/2030	888	799
3.500%, 01/15/2027	2,321	2,249
Osaic Holdings
10.750%, 08/01/2027 (A)	5,150	5,180
Panther Escrow Issuer LLC
7.125%, 06/01/2031 (A)	2,102	2,175
PennyMac Financial Services
5.750%, 09/15/2031 (A)	5,544	5,339
PHH Escrow Issuer LLC
9.875%, 11/01/2029 (A)	1,410	1,385
PRA Group
8.875%, 01/31/2030 (A)	2,650	2,716
Rfna
7.875%, 02/15/2030 (A)	4,220	4,231
Rithm Capital
8.000%, 04/01/2029 (A)	2,626	2,633
Rocket Mortgage LLC
3.625%, 03/01/2029 (A)	1,520	1,418
Ryan Specialty LLC
5.875%, 08/01/2032 (A)	767	762
Shift4 Payments LLC
6.750%, 08/15/2032 (A)	829	846
Starwood Property Trust
7.250%, 04/01/2029 (A)	3,717	3,864
6.500%, 07/01/2030 (A)	1,000	1,014
6.500%, 10/15/2030 (A)	250	253
UniCredit
5.861%, USISDA05 + 3.703%, 06/19/2032 (A)(F)	1,435	1,439
United Wholesale Mortgage LLC
5.500%, 11/15/2025 (A)	533	532
VFH Parent LLC
7.500%, 06/15/2031 (A)	2,234	2,329
Walker & Dunlop
6.625%, 04/01/2033 (A)	1,510	1,529

		164,661

Health Care — 6.0%
Acadia Healthcare
7.375%, 03/15/2033 (A)	1,750	1,783
AHP Health Partners
5.750%, 07/15/2029 (A)	376	360

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Akumin
9.000%cash/0% PIK, 08/01/2027 (A)	$4,845	$4,554
8.000%, 08/01/2028 (A)	3,075	2,752
Avantor Funding
4.625%, 07/15/2028 (A)	1,163	1,133
Bausch + Lomb
8.375%, 10/01/2028 (A)	1,369	1,415
Bausch Health
14.000%, 10/15/2030 (A)	1,378	1,192
6.250%, 02/15/2029 (A)	139	91
5.250%, 01/30/2030 (A)	464	263
5.250%, 02/15/2031 (A)	337	179
5.000%, 01/30/2028 (A)	850	673
5.000%, 02/15/2029 (A)	455	289
4.875%, 06/01/2028 (A)	1,810	1,478
Bausch Health Americas
9.250%, 04/01/2026 (A)	1,315	1,295
8.500%, 01/31/2027 (A)	1,377	1,298
Charles River Laboratories International
4.250%, 05/01/2028 (A)	797	765
4.000%, 03/15/2031 (A)	2,160	1,937
CHS
10.875%, 01/15/2032 (A)	5,516	5,879
6.125%, 04/01/2030 (A)	1,011	781
6.000%, 01/15/2029 (A)	340	327
5.625%, 03/15/2027 (A)	5,026	4,952
5.250%, 05/15/2030 (A)	3,434	3,093
4.750%, 02/15/2031 (A)	550	471
DaVita
6.875%, 09/01/2032 (A)	405	411
4.625%, 06/01/2030 (A)	2,185	2,042
3.750%, 02/15/2031 (A)	1,720	1,524
Embecta
6.750%, 02/15/2030 (A)	2,865	2,758
5.000%, 02/15/2030 (A)	480	427
Emergent BioSolutions
3.875%, 08/15/2028 (A)	157	119
Encompass Health
4.625%, 04/01/2031	753	718
4.500%, 02/01/2028	273	269
Endo Finance Holdings
0.000%, 04/01/2027 (B)(C)(D)	2,247	–
0.000%, 12/31/2049 (B)(C)(D)	2,355	–
8.500%, 04/15/2031 (A)	112	116
Envision Healthcare
8.750%, 10/15/2026 (B)(C)(E)	3,150	105
Fortrea Holdings
7.500%, 07/01/2030 (A)	2,161	1,801
Global Medical Response
9.500%, 10/31/2028 (A)	6,317	6,317
Grifols
4.750%, 10/15/2028 (A)	2,351	2,236

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
HCA
5.250%, 06/15/2049	$1,146	$991
Heartland Dental LLC
10.500%, 04/30/2028 (A)	4,818	5,092
IQVIA
5.000%, 10/15/2026 (A)	1,240	1,236
LifePoint Health
11.000%, 10/15/2030 (A)	1,526	1,677
10.000%, 06/01/2032 (A)	2,385	2,495
9.875%, 08/15/2030 (A)	527	565
8.375%, 02/15/2032 (A)	1,368	1,440
Mallinckrodt International Finance
14.750%, 11/14/2028 (A)	315	328
Medline Borrower LP
6.250%, 04/01/2029 (A)	236	240
5.250%, 10/01/2029 (A)	648	633
3.875%, 04/01/2029 (A)	8,991	8,474
Molina Healthcare
6.250%, 01/15/2033 (A)	2,300	2,297
4.375%, 06/15/2028 (A)	2,665	2,585
3.875%, 11/15/2030 (A)	1,795	1,641
Option Care Health
4.375%, 10/31/2029 (A)	3,441	3,280
Organon Finance 1 LLC
5.125%, 04/30/2031 (A)	731	614
4.125%, 04/30/2028 (A)	720	677
Owens & Minor
10.000%, 04/15/2030 (A)	221	231
6.625%, 04/01/2030 (A)	280	237
4.500%, 03/31/2029 (A)	403	329
Perrigo Finance Unlimited
6.125%, 09/30/2032	1,165	1,163
Radiology Partners
9.781%, 02/15/2030 (A)	3,895	3,760
7.775%, 01/31/2029 (A)	6,821	6,855
Select Medical
6.250%, 12/01/2032 (A)	916	908
Sotera Health Holdings LLC
7.375%, 06/01/2031 (A)	252	262
Surgery Center Holdings
7.250%, 04/15/2032 (A)	293	292
Tenet Healthcare
6.750%, 05/15/2031	7,170	7,386
6.250%, 02/01/2027	562	562
6.125%, 06/15/2030	3,202	3,233
5.125%, 11/01/2027	1,055	1,049
4.375%, 01/15/2030	1,880	1,797
US Acute Care Solutions LLC
9.750%, 05/15/2029 (A)	1,787	1,816

		119,948

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Industrials — 9.7%
AAR Escrow Issuer LLC
6.750%, 03/15/2029 (A)	$2,470	$2,531
ACCO Brands
4.250%, 03/15/2029 (A)	950	839
Allegiant Travel
7.250%, 08/15/2027 (A)	1,100	1,086
Allied Universal Holdco LLC
4.625%, 06/01/2028 (A)	2,310	2,210
Allison Transmission
5.875%, 06/01/2029 (A)	1,031	1,035
4.750%, 10/01/2027 (A)	1,969	1,936
3.750%, 01/30/2031 (A)	542	492
American Airlines
7.250%, 02/15/2028 (A)	2,351	2,375
5.750%, 04/20/2029 (A)	886	870
5.500%, 04/20/2026 (A)	523	522
Amsted Industries
6.375%, 03/15/2033 (A)	906	920
4.625%, 05/15/2030 (A)	809	782
APi Group DE
4.750%, 10/15/2029 (A)	234	228
4.125%, 07/15/2029 (A)	365	345
ARD Finance
6.500%cash/0% PIK, 06/30/2027 (A)	3,785	132
Ardagh Packaging Finance
5.250%, 08/15/2027 (A)	6,088	2,770
4.125%, 08/15/2026 (A)	1,528	1,389
Avis Budget Car Rental LLC
8.375%, 06/15/2032 (A)	269	271
8.250%, 01/15/2030 (A)	4,540	4,618
8.000%, 02/15/2031 (A)	42	42
5.750%, 07/15/2027 (A)	2,504	2,471
5.375%, 03/01/2029 (A)	565	533
4.750%, 04/01/2028 (A)	410	393
Axon Enterprise
6.250%, 03/15/2033 (A)	2,259	2,292
Bombardier
8.750%, 11/15/2030 (A)	217	233
7.875%, 04/15/2027 (A)	201	202
7.250%, 07/01/2031 (A)	2,998	3,091
7.000%, 06/01/2032 (A)	1,969	2,014
6.750%, 06/15/2033 (A)	1,557	1,579
Brand Industrial Services
10.375%, 08/01/2030 (A)	470	421
Brightline East LLC
11.000%, 01/31/2030 (A)	1,080	778
Builders FirstSource
6.750%, 05/15/2035 (A)	144	145
6.375%, 06/15/2032 (A)	427	431
6.375%, 03/01/2034 (A)	1,889	1,882
4.250%, 02/01/2032 (A)	2,053	1,863

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BWX Technologies
4.125%, 06/30/2028 (A)	$2,241	$2,181
4.125%, 04/15/2029 (A)	1,590	1,523
CACI International
6.375%, 06/15/2033 (A)	1,645	1,677
Chart Industries
9.500%, 01/01/2031 (A)	2,106	2,244
7.500%, 01/01/2030 (A)	603	630
Clean Harbors
4.875%, 07/15/2027 (A)	2,068	2,048
Clue Opco LLC
9.500%, 10/15/2031 (A)	564	581
Clydesdale Acquisition Holdings
8.750%, 04/15/2030 (A)	1,395	1,427
6.750%, 04/15/2032 (A)	578	584
Conduent Business Services LLC
6.000%, 11/01/2029 (A)	475	437
CoreCivic
8.250%, 04/15/2029	489	517
CP Atlas Buyer
7.000%, 12/01/2028 (A)	2,517	2,090
Deluxe
8.125%, 09/15/2029 (A)	4,210	4,256
8.000%, 06/01/2029 (A)	1,355	1,258
EMRLD Borrower
6.750%, 07/15/2031 (A)	166	170
6.625%, 12/15/2030 (A)	6,294	6,357
Enpro
6.125%, 06/01/2033 (A)	110	111
EquipmentShare.com
9.000%, 05/15/2028 (A)	731	759
8.625%, 05/15/2032 (A)	160	168
First Student Bidco
4.000%, 07/31/2029 (A)	35	33
Fortress Transportation and Infrastructure Investors LLC
7.000%, 05/01/2031 (A)	1,465	1,500
Garda World Security
8.375%, 11/15/2032 (A)	164	165
8.250%, 08/01/2032 (A)	346	344
6.000%, 06/01/2029 (A)	489	465
Gates
6.875%, 07/01/2029 (A)	1,335	1,368
GEO Group
8.625%, 04/15/2029	291	307
GFL Environmental
6.750%, 01/15/2031 (A)	323	335
4.750%, 06/15/2029 (A)	105	103
4.375%, 08/15/2029 (A)	1,203	1,155
4.000%, 08/01/2028 (A)	1,042	1,002
3.500%, 09/01/2028 (A)	2,860	2,724
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)	556	555

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.625%, 06/01/2029 (A)	$349	$340
Graham Packaging
7.125%, 08/15/2028 (A)	312	306
Griffon
5.750%, 03/01/2028	760	755
H&E Equipment Services
3.875%, 12/15/2028 (A)	1,283	1,293
Herc Holdings
6.625%, 06/15/2029 (A)	332	336
Herc Holdings Escrow
7.250%, 06/15/2033 (A)	943	970
7.000%, 06/15/2030 (A)	1,117	1,151
Hertz
12.625%, 07/15/2029 (A)	2,050	2,087
5.000%, 12/01/2029 (A)	1,172	797
4.625%, 12/01/2026 (A)	611	540
Hertz (Escrow Security)
7.125%, 08/01/2026 (A)(E)	715	147
6.000%, 01/15/2028 (A)(E)	420	86
5.500%, 10/15/2024 (A)(E)	1,573	102
Icahn Enterprises
10.000%, 11/15/2029 (A)	1,881	1,834
9.000%, 06/15/2030	4,605	4,174
5.250%, 05/15/2027	1,683	1,601
Imola Merger
4.750%, 05/15/2029 (A)	555	532
JELD-WEN
7.000%, 09/01/2032 (A)	195	144
4.875%, 12/15/2027 (A)	372	325
JetBlue Airways
9.875%, 09/20/2031 (A)	5,434	5,375
Korn Ferry
4.625%, 12/15/2027 (A)	2,302	2,266
LABL
8.625%, 10/01/2031 (A)	1,525	1,263
Madison IAQ LLC
5.875%, 06/30/2029 (A)	2,382	2,304
4.125%, 06/30/2028 (A)	2,399	2,309
Masterbrand
7.000%, 07/15/2032 (A)	294	292
Mauser Packaging Solutions Holding
9.250%, 04/15/2027 (A)	845	832
7.875%, 04/15/2027 (A)	1,565	1,580
Mileage Plus Holdings LLC
6.500%, 06/20/2027 (A)	314	315
Miter Brands Acquisition Holdco
6.750%, 04/01/2032 (A)	289	291
MIWD Holdco II LLC
5.500%, 02/01/2030 (A)	189	174
Pitney Bowes
7.250%, 03/15/2029 (A)	2,930	2,929
Prime Security Services Borrower LLC
5.750%, 04/15/2026 (A)	193	193

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.375%, 08/31/2027 (A)	$574	$551
Quikrete Holdings
6.750%, 03/01/2033 (A)	2,760	2,801
6.375%, 03/01/2032 (A)	4,084	4,150
Resideo Funding
6.500%, 07/15/2032 (A)	332	335
Science Applications International
4.875%, 04/01/2028 (A)	2,963	2,888
Sensata Technologies BV
5.875%, 09/01/2030 (A)	400	396
4.000%, 04/15/2029 (A)	2,494	2,341
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	1,806	1,580
Smyrna Ready Mix Concrete LLC
8.875%, 11/15/2031 (A)	1,265	1,299
SS&C Technologies
6.500%, 06/01/2032 (A)	3,392	3,483
5.500%, 09/30/2027 (A)	1,180	1,179
Standard Building Solutions
6.500%, 08/15/2032 (A)	2,351	2,388
Standard Industries
4.750%, 01/15/2028 (A)	1,615	1,586
4.375%, 07/15/2030 (A)	2,399	2,251
3.375%, 01/15/2031 (A)	159	141
Terex
6.250%, 10/15/2032 (A)	461	453
5.000%, 05/15/2029 (A)	593	572
TransDigm
7.125%, 12/01/2031 (A)	8,470	8,762
6.750%, 08/15/2028 (A)	530	539
6.625%, 03/01/2032 (A)	5,415	5,532
6.375%, 03/01/2029 (A)	629	639
Trident TPI Holdings
12.750%, 12/31/2028 (A)	1,864	1,949
TriNet Group
7.125%, 08/15/2031 (A)	291	300
Trivium Packaging Finance BV
8.250%, 07/15/2030 (A)	2,100	2,179
United Airlines
4.625%, 04/15/2029 (A)	2,780	2,641
4.375%, 04/15/2026 (A)	1,678	1,658
United Rentals North America
6.125%, 03/15/2034 (A)	3,540	3,588
5.500%, 05/15/2027	35	35
5.250%, 01/15/2030	700	696
4.000%, 07/15/2030	1,840	1,727
Waste Pro USA
7.000%, 02/01/2033 (A)	3,899	3,998
WESCO Distribution
7.250%, 06/15/2028 (A)	1,086	1,099
6.625%, 03/15/2032 (A)	308	315
6.375%, 03/15/2029 (A)	617	630
6.375%, 03/15/2033 (A)	455	463

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Williams Scotsman
7.375%, 10/01/2031 (A)	$3,976	$4,137
Wilsonart LLC
11.000%, 08/15/2032 (A)	2,172	1,911
Wrangler Holdco
6.625%, 04/01/2032 (A)	691	713
XPO
7.125%, 02/01/2032 (A)	1,168	1,212

		193,555

Information Technology — 3.5%
ACI Worldwide
5.750%, 08/15/2026 (A)	667	667
Ahead DB Holdings LLC
6.625%, 05/01/2028 (A)	1,495	1,473
ams-OSRAM
12.250%, 03/30/2029 (A)	270	282
AthenaHealth Group
6.500%, 02/15/2030 (A)	4,343	4,185
Central Parent LLC
8.000%, 06/15/2029 (A)	935	838
Ciena
4.000%, 01/31/2030 (A)	1,585	1,475
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	366	339
Cloud Software Group, Strike Price Fixed
8.250%, 06/30/2032 (A)	4,706	4,948
6.500%, 03/31/2029 (A)	2,477	2,474
Cloud Software Group, Inc., Strike Price Fixed
9.000%, 09/30/2029 (A)	5,848	5,986
Coherent
5.000%, 12/15/2029 (A)	3,996	3,872
CommScope LLC
9.500%, 12/15/2031 (A)	45	47
8.250%, 03/01/2027 (A)	1,170	1,167
7.125%, 07/01/2028 (A)	1,400	1,346
4.750%, 09/01/2029 (A)	4,217	4,038
CommScope Technologies LLC
5.000%, 03/15/2027 (A)	968	935
CoreWeave
9.250%, 06/01/2030 (A)	4,801	4,796
Diebold Nixdorf
7.750%, 03/31/2030 (A)	152	160
Elastic
4.125%, 07/15/2029 (A)	1,544	1,448
Ellucian Holdings
6.500%, 12/01/2029 (A)	1,828	1,846
Entegris
5.950%, 06/15/2030 (A)	676	676
4.750%, 04/15/2029 (A)	2,344	2,276
4.375%, 04/15/2028 (A)	190	184
3.625%, 05/01/2029 (A)	1,366	1,274

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Fair Isaac
6.000%, 05/15/2033 (A)	$181	$181
Gen Digital
6.250%, 04/01/2033 (A)	762	770
Go Daddy Operating LLC
3.500%, 03/01/2029 (A)	2,195	2,049
McAfee
7.375%, 02/15/2030 (A)	4,961	4,587
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (B)(C)(E)	10,706	–
NCR Atleos
9.500%, 04/01/2029 (A)	2,940	3,211
NCR Voyix
5.125%, 04/15/2029 (A)	416	406
5.000%, 10/01/2028 (A)	203	200
ON Semiconductor
3.875%, 09/01/2028 (A)	3,099	2,960
Open Text Holdings
4.125%, 02/15/2030 (A)	1,007	940
PTC
4.000%, 02/15/2028 (A)	2,481	2,404
RingCentral
8.500%, 08/15/2030 (A)	453	478
Seagate HDD Cayman
8.500%, 07/15/2031	108	115
8.250%, 12/15/2029	275	293
Synaptics
4.000%, 06/15/2029 (A)	2,167	2,014
UKG
6.875%, 02/01/2031 (A)	1,794	1,849
Virtusa
7.125%, 12/15/2028 (A)	1,400	1,353
Xerox
10.250%, 10/15/2030 (A)	160	164
Xerox Holdings
8.875%, 11/30/2029 (A)	306	206

		70,912

Materials — 6.3%
Alumina Pty
6.375%, 09/15/2032 (A)	200	198
6.125%, 03/15/2030 (A)	200	200
ASP Unifrax Holdings
7.100%cash/0% PIK, 09/30/2029 (A)	5,244	2,150
ATI
7.250%, 08/15/2030	244	256
5.875%, 12/01/2027	276	276
5.125%, 10/01/2031	225	217
4.875%, 10/01/2029	267	259
Avient
6.250%, 11/01/2031 (A)	1,502	1,504
Axalta Coating Systems Dutch Holding B BV
7.250%, 02/15/2031 (A)	1,630	1,705

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Axalta Coating Systems LLC
4.750%, 06/15/2027 (A)	$1,348	$1,334
3.375%, 02/15/2029 (A)	2,485	2,313
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	4,735	4,306
Ball
3.125%, 09/15/2031	2,125	1,863
2.875%, 08/15/2030	3,555	3,151
Big River Steel LLC
6.625%, 01/31/2029 (A)	477	481
Carpenter Technology
7.625%, 03/15/2030	103	106
6.375%, 07/15/2028	281	282
Celanese US Holdings LLC
6.850%, 11/15/2028	2,349	2,432
6.750%, 04/15/2033	3,776	3,675
Chemours
8.000%, 01/15/2033 (A)	188	164
5.750%, 11/15/2028 (A)	2,947	2,639
4.625%, 11/15/2029 (A)	538	440
Cleveland-Cliffs
7.500%, 09/15/2031 (A)	169	152
7.375%, 05/01/2033 (A)	902	775
7.000%, 03/15/2032 (A)	2,440	2,104
6.875%, 11/01/2029 (A)	1,214	1,129
6.750%, 04/15/2030 (A)	386	346
4.625%, 03/01/2029 (A)	370	331
Compass Minerals International
6.750%, 12/01/2027 (A)	722	722
Constellium
3.750%, 04/15/2029 (A)	1,378	1,272
Cornerstone Chemical Co LLC
10.250%, 05/07/2029 (C)(E)	7,062	7,062
Crown Americas LLC
5.875%, 06/01/2033 (A)	800	795
CVR Partners
6.125%, 06/15/2028 (A)	1,771	1,761
Domtar
6.750%, 10/01/2028 (A)	6,630	5,825
Element Solutions
3.875%, 09/01/2028 (A)	619	594
ERO Copper
6.500%, 02/15/2030 (A)	2,640	2,589
First Quantum Minerals
9.375%, 03/01/2029 (A)	870	915
8.625%, 06/01/2031 (A)	5,385	5,472
8.000%, 03/01/2033 (A)	635	630
FMG Resources August 2006 Pty
4.500%, 09/15/2027 (A)	991	971
4.375%, 04/01/2031 (A)	794	729
Freeport-McMoRan
5.450%, 03/15/2043	1,150	1,062
5.400%, 11/14/2034	1,281	1,277

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Goat Holdco LLC
6.750%, 02/01/2032 (A)	$130	$130
Graphic Packaging International LLC
3.750%, 02/01/2030 (A)	800	737
INEOS Finance
7.500%, 04/15/2029 (A)	2,138	2,100
6.750%, 05/15/2028 (A)	200	196
INEOS Quattro Finance 2
9.625%, 03/15/2029 (A)	247	246
Innophos Holdings
11.500%, 06/15/2029 (A)	4,673	4,713
Ivanhoe Mines
7.875%, 01/23/2030 (A)	2,750	2,677
Martin Marietta Materials
4.250%, 12/15/2047	1,195	944
Mercer International
12.875%, 10/01/2028 (A)	944	939
Methanex
5.250%, 12/15/2029	1,605	1,557
Methanex US Operations
6.250%, 03/15/2032 (A)	340	329
Mineral Resources
9.250%, 10/01/2028 (A)	350	357
Mineral Resources MTN
8.500%, 05/01/2030 (A)	2,735	2,709
Mountain Province Diamonds, Inc.
9.000%, 12/15/2027 (A)(B)(C)	2,609	2,359
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(C)(E)	3,290	–
NOVA Chemicals
9.000%, 02/15/2030 (A)	265	285
8.500%, 11/15/2028 (A)	776	818
5.250%, 06/01/2027 (A)	890	889
4.250%, 05/15/2029 (A)	450	430
Novelis
6.875%, 01/30/2030 (A)	76	78
4.750%, 01/30/2030 (A)	1,103	1,049
3.250%, 11/15/2026 (A)	2,129	2,088
OCI
6.700%, 03/16/2033 (A)	2,408	2,633
OI European Group BV
4.750%, 02/15/2030 (A)	374	352
Owens-Brockway Glass Container
7.250%, 05/15/2031 (A)	2,743	2,748
6.625%, 05/13/2027 (A)	102	102
Rain Carbon
12.250%, 09/01/2029 (A)	4,195	4,371
Samarco Mineracao
9.500%cash/0% PIK, 06/30/2031	1,421	1,380
SCIH Salt Holdings
6.625%, 05/01/2029 (A)	2,920	2,865
4.875%, 05/01/2028 (A)	1,873	1,818

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Scotts Miracle-Gro
5.250%, 12/15/2026	$121	$121
4.500%, 10/15/2029	779	741
4.375%, 02/01/2032	491	442
4.000%, 04/01/2031	534	479
Sealed Air
6.500%, 07/15/2032 (A)	1,763	1,805
6.125%, 02/01/2028 (A)	1,494	1,511
Taseko Mines
8.250%, 05/01/2030 (A)	1,897	1,949
TriMas
4.125%, 04/15/2029 (A)	528	497
Trinseo Luxco Finance SPV Sarl
7.625%cash/0% PIK, 05/03/2029 (A)	1,040	614
Tronox
4.625%, 03/15/2029 (A)	6,458	5,399
WR Grace Holdings LLC
5.625%, 08/15/2029 (A)	4,681	4,124
4.875%, 06/15/2027 (A)	794	783

		126,828

Real Estate — 2.4%
Anywhere Real Estate Group LLC
7.000%, 04/15/2030 (A)	2,939	2,684
5.250%, 04/15/2030 (A)	700	544
Diversified Healthcare Trust
4.750%, 02/15/2028	45	41
4.375%, 03/01/2031	4,965	4,089
Iron Mountain
6.250%, 01/15/2033 (A)	43	43
5.250%, 03/15/2028 (A)	281	278
5.250%, 07/15/2030 (A)	4,650	4,538
5.000%, 07/15/2028 (A)	455	448
4.875%, 09/15/2027 (A)	410	405
4.875%, 09/15/2029 (A)	3,356	3,257
4.500%, 02/15/2031 (A)	120	113
Iron Mountain Information Management Services
5.000%, 07/15/2032 (A)	2,289	2,165
MPT Operating Partnership
8.500%, 02/15/2032 (A)	935	958
5.000%, 10/15/2027	805	704
Outfront Media Capital LLC
7.375%, 02/15/2031 (A)	538	568
4.625%, 03/15/2030 (A)	100	94
Park Intermediate Holdings LLC
4.875%, 05/15/2029 (A)	1,905	1,802
RHP Hotel Properties
7.250%, 07/15/2028 (A)	178	183
6.500%, 04/01/2032 (A)	495	502
6.500%, 06/15/2033 (A)	93	95
4.750%, 10/15/2027	1,062	1,049
4.500%, 02/15/2029 (A)	697	673

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
RLJ Lodging Trust
4.000%, 09/15/2029 (A)	$542	$496
3.750%, 07/01/2026 (A)	2,474	2,434
Service Properties Trust
8.625%, 11/15/2031 (A)	1,411	1,503
5.500%, 12/15/2027	1,350	1,303
4.950%, 10/01/2029	915	764
4.375%, 02/15/2030	2,925	2,358
3.950%, 01/15/2028	140	125
Uniti Group
10.500%, 02/15/2028 (A)	2,983	3,165
6.500%, 02/15/2029 (A)	5,006	4,720
6.000%, 01/15/2030 (A)	2,437	2,220
VICI Properties
4.625%, 12/01/2029 (A)	249	242
4.500%, 09/01/2026 (A)	225	224
4.250%, 12/01/2026 (A)	500	494
3.750%, 02/15/2027 (A)	670	656
VICI Properties LP / VICI Note Co
4.125%, 08/15/2030 (A)	1,596	1,505

		47,442

Utilities — 2.7%
Alpha Generation LLC
6.750%, 10/15/2032 (A)	2,383	2,430
AmeriGas Partners
9.500%, 06/01/2030 (A)	1,574	1,590
9.375%, 06/01/2028 (A)	235	237
Calpine
5.000%, 02/01/2031 (A)	2,360	2,289
4.625%, 02/01/2029 (A)	1,600	1,559
4.500%, 02/15/2028 (A)	3,805	3,732
Edison International
8.125%, H15T5Y + 3.864%, 06/15/2053 (F)	1,380	1,363
5.250%, 03/15/2032	3,530	3,341
NRG Energy
10.250%, H15T5Y + 5.920%(A)(F)(G)	1,863	2,051
7.000%, 03/15/2033 (A)	413	445
6.250%, 11/01/2034 (A)	5,524	5,526
6.000%, 02/01/2033 (A)	261	259
5.250%, 06/15/2029 (A)	716	708
3.875%, 02/15/2032 (A)	56	51
3.625%, 02/15/2031 (A)	3,299	2,992
3.375%, 02/15/2029 (A)	585	546
Pattern Energy Operations
4.500%, 08/15/2028 (A)	1,821	1,747
PG&E
5.250%, 07/01/2030	5,085	4,934
Pike
8.625%, 01/31/2031 (A)	113	122
5.500%, 09/01/2028 (A)	360	357

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Talen Energy Supply LLC
8.625%, 06/01/2030 (A)	$2,550	$2,723
Venture Global Plaquemines LNG LLC
7.750%, 05/01/2035 (A)	529	557
7.500%, 05/01/2033 (A)	2,146	2,242
Vistra
8.000%, H15T5Y + 6.930%(A)(F)(G)	2,673	2,743
Vistra Operations LLC
7.750%, 10/15/2031 (A)	560	594
6.875%, 04/15/2032 (A)	2,923	3,041
5.625%, 02/15/2027 (A)	1,171	1,170
5.000%, 07/31/2027 (A)	2,361	2,354
4.375%, 05/01/2029 (A)	679	656
4.300%, 07/15/2029 (A)	559	545
XPLR Infrastructure Operating Partners
8.375%, 01/15/2031 (A)	1,408	1,470

		54,374

Total Corporate Obligations
(Cost $1,579,106) ($ Thousands)		1,557,237

LOAN PARTICIPATIONS — 8.6%
1261229 B.C. Ltd., Term Loan B, 1st Lien
10.587%, CME Term SOFR + 6.250%, 10/08/2030 (F)(H)	302	286
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), 2025 Replacement Term Loan, 1st Lien
6.522%, CME Term SOFR + 2.250%, 04/20/2028 (F)	796	787
Access CIG, LLC, 2023 Refinancing Term Loan, 1st Lien
8.381%, CME Term SOFR + 4.250%, 08/18/2028 (F)	1,523	1,524
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
8.811%, CME Term SOFR + 4.250%, 05/17/2028 (F)(H)	1,994	1,464
Adient, Term Loan B2
6.577%, 01/31/2031 (F)	327	325
Ahead DB Holdings, LLC, Term B-4 Loan, 1st Lien
7.299%, CME Term SOFR + 3.000%, 02/01/2031 (F)	450	450
Alvogen Pharma, Term Loan, 2nd Lien
6.799%, 03/01/2029	361	117
AMC Entertainment Holdings, Inc., Term Loan, 1st Lien
11.323%, CME Term SOFR + 7.000%, 01/04/2029 (F)	2,748	2,751

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
AmWINS Group, Inc., Initial Term Loan, 1st Lien
6.577%, CME Term SOFR + 2.250%, 01/30/2032 (F)	$1,826	$1,824
Aruba Investments Holdings, LLC, Initial Dollar Term Loan, 1st Lien
8.427%, CME Term SOFR + 4.000%, 11/24/2027 (F)	1,498	1,456
athenahealth Group Inc., Initial Term Loan, 1st Lien
7.327%, CME Term SOFR + 3.000%, 02/15/2029 (F)	170	169
Avaya Inc., Initial Term Loan, 1st Lien
11.827%, CME Term SOFR + 7.500%, 08/01/2028 (B)(F)(H)	7,841	6,162
BCPE Pequod Buyer, Inc., Initial Term Loan, 1st Lien
7.577%, CME Term SOFR + 3.250%, 11/25/2031 (F)	380	381
Belron Finance 2019 LLC, 2031 Dollar Incremental Term Loan, 1st Lien
7.049%, CME Term SOFR + 2.750%, 10/16/2031 (F)	179	179
Byju's, New Money Term Loan, 1st Lien
12.325%, 04/09/2026	27	27
Byju's, Term Loan, 1st Lien
15.500%, CME Term SOFR + 8.000%, 11/24/2026 (E)(F)	2,985	192
Carestream Health, Inc., Term Loan, 1st Lien
11.899%, CME Term SOFR + 7.500%, 09/30/2027 (F)	2,586	1,107
Castle US Holding Corporation, Initial Second Out Dollar Term B-1 Loan, 1st Lien
8.842%, CME Term SOFR + 4.250%, 05/31/2030 (F)	1,315	743
Castle US Holding Corporation, Initial Second Out Dollar Term B-2 Loan, 1st Lien
9.092%, 05/31/2030	1,412	872
CHPPR Midco Inc. , Amendment No. 1 Term Loan, 1st Lien
13.046%, CME Term SOFR + 8.750%, 12/31/2029 (F)	1,743	1,758
Cineworld, Term Loan B, First Lien
9.579%, 12/02/2031	249	249
Claire's Stores, Inc., Initial Term Loan, 1st Lien
10.731%, CME Term SOFR + 6.500%, 12/18/2026 (F)	2,000	1,273

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 1st Lien
8.441%, CME Term SOFR + 4.000%, 08/21/2028 (F)	$74	$72
Cloud Software Group, Inc., Seventh Amendment Tranche B-1 Term Loan, 1st Lien
7.799%, CME Term SOFR + 3.500%, 03/29/2029 (F)	1,034	1,030
Cloud Software Group, Inc., Sixth Amendment Term Loan, 1st Lien
8.049%, CME Term SOFR + 3.750%, 03/21/2031 (F)	1,045	1,042
ClubCorp Holdings, Inc., Term B-2 Loan, 1st Lien
9.561%, CME Term SOFR + 5.000%, 09/18/2026 (F)	896	896
CMG Media Corporation, Term B-2 Loan, 1st Lien
7.899%, CME Term SOFR + 3.500%, 06/18/2029 (F)	1,859	1,762
Commscope, LLC, Initial Term Loan
9.577%, 12/17/2029 (H)	2,609	2,631
Conair Holdings LLC, Initial Term Loan, 1st Lien
8.191%, CME Term SOFR + 3.750%, 05/17/2028 (F)	326	229
Cornerstone Building Brands, Inc., Tranche B Term Loan, 1st Lien
7.679%, CME Term SOFR + 3.250%, 04/12/2028 (F)	1,407	1,252
CP Atlas Buyer, Inc., Term B Loan, 1st Lien
8.177%, CME Term SOFR + 3.750%, 11/23/2027 (F)	1,272	1,205
CSC Holdings, LLC, 2022 Refinancing Term Loan, 1st Lien
8.829%, CME Term SOFR + 4.500%, 01/18/2028 (F)(H)	656	647
DexKo Global Inc., Closing Date Dollar Term Loan, 1st Lien
8.191%, CME Term SOFR + 3.750%, 10/04/2028 (F)	582	555
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
9.541%, CME Term SOFR + 5.000%, 08/02/2027 (F)	92	92
Dominion Diamond, Term Loan, 2nd Lien
10.000%, 06/30/2026 (C)	1,216	1,216
Dun & Bradstreet Corporation, The, 2022 Incremental Term B-2 Loan, 1st Lien
6.575%, CME Term SOFR + 2.250%, 01/18/2029 (F)	1,733	1,731

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
East Valley Tourist Development Authority , Term Loan, 1st Lien
11.941%, CME Term SOFR + 7.500%, 11/23/2026 (C)(F)	$3,844	$3,802
Ellucian Holdings Inc., Initial Term Loan, 2nd Lien
9.077%, CME Term SOFR + 5.000%, 11/22/2032 (F)	2,750	2,781
EMRLD Borrower LP, Second Amendment Incremental Term Loan, 1st Lien
6.799%, CME Term SOFR + 2.500%, 08/04/2031 (F)	321	320
Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, 1st Lien
8.327%, CME Term SOFR + 4.000%, 04/23/2031 (F)	2,691	2,626
Epic Creations Inc, New Money Term Loan
14.322%, 07/31/2025	25	25
Epic Crude Services, LP, Term Loan, 1st Lien
7.256%, CME Term SOFR + 3.000%, 10/15/2031 (F)	227	227
First Advantage Holdings, LLC, Term B-2 Loan, 1st Lien
7.577%, CME Term SOFR + 3.250%, 10/31/2031 (F)	345	345
First Student Bidco Inc., Initial Term B Loan, 1st Lien
6.799%, CME Term SOFR + 2.500%, 07/21/2028 (F)	415	415
First Student Bidco Inc., Initial Term C Loan, 1st Lien
6.799%, CME Term SOFR + 2.500%, 07/21/2028 (F)	127	127
First Student Bidco Inc., TLB-2 Loan, 1st Lien
6.799%, CME Term SOFR + 2.500%, 07/21/2028 (F)	398	398
Flexsys Cayman Holdings, LP, First Out Term Loan
0.000%, 08/01/2029 (C)(D)(H)	1,127	1,127
Flexsys Holdings, Inc., Initial Term Loan Retired 05/28/2025, 1st Lien
9.811%, CME Term SOFR + 5.250%, 11/01/2028 (F)	1,650	844
Freeport LNG investments, LLLP, Term Loan A, 1st Lien
7.531%, CME Term SOFR + 3.000%, 11/16/2026 (F)	1,569	1,562
Gainwell Acquisition Corp., Term B Loan, 1st Lien
8.399%, CME Term SOFR + 4.000%, 10/01/2027 (F)	2,040	1,950
GatesAir, Term Loan
13.905%, 08/01/2027 (B)(C)	1,814	1,803

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Global Medical Response, Inc., 2024 Extended Term Loan, 1st Lien
9.079%, CME Term SOFR + 4.750%, 10/31/2028 (F)	$2,605	$2,606
Graham Packaging Company Inc., Initial Term Loan, 1st Lien
6.827%, CME Term SOFR + 2.500%, 08/04/2027 (F)	453	452
Harrah's Oklahoma, Term Loan, 1st Lien
13.327%, 10/10/2030 (C)	1,994	1,984
Hertz Corporation, The, Initial Term B Loan, 1st Lien
8.041%, CME Term SOFR + 3.500%, 06/30/2028 (F)	159	131
Hertz Corporation, The, Initial Term C Loan, 1st Lien
8.041%, CME Term SOFR + 3.500%, 06/30/2028 (F)	31	26
HIG Finance 2 Limited, 2024-3 Dollar Refinancing Term Loan, 1st Lien
7.327%, CME Term SOFR + 3.000%, 02/15/2031 (F)	1,767	1,763
Icon Parent I Inc., Initial Term Loan, 1st Lien
7.205%, CME Term SOFR + 3.000%, 11/13/2031 (F)	310	310
Icon Parent I Inc., Initial Term Loan, 2nd Lien
9.205%, CME Term SOFR + 5.000%, 11/12/2032 (F)	2,670	2,670
JC Penney, Term Loan, 1st Lien
5.250%, CME Term SOFR + 4.250%, 06/21/2024 (C)(E)(F)	3,680	—
Jump Financial, LLC, Additional Term B Loan, 1st Lien
8.549%, CME Term SOFR + 4.250%, 02/26/2032 (F)	3,022	3,029
Kidde Global, Term Loan B, 1st Lien
8.574%, 12/02/2031	496	487
LABL, Inc., Initial Dollar Term Loan, 1st Lien
9.427%, CME Term SOFR + 5.000%, 10/30/2028 (F)	1,816	1,614
Lannett Company, Inc., Term Loan
2.000%, 06/16/2030 (C)	885	885
LBM Acquisition, LLC, Initial Term Loan, 1st Lien
8.177%, CME Term SOFR + 3.750%, 12/17/2027 (F)(H)	348	334
Level 3 Financing, Inc., Term B-3 Refinancing Loan, 1st Lien
8.577%, CME Term SOFR + 4.250%, 03/27/2032 (F)	2,660	2,673

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Libbey Glass LLC, 2022 Incremental Term Loan, 1st Lien
10.933%, CME Term SOFR + 6.500%, 11/22/2027 (F)	$2,584	$2,494
LifeScan Global Corporation, Initial Term Loan, 1st Lien
10.922%, CME Term SOFR + 6.500%, 12/31/2026 (B)(F)(H)	12,108	7,991
Lumen Technologies Inc., Term B-1 Loan, 1st Lien
6.791%, CME Term SOFR + 2.350%, 04/16/2029 (F)	1,466	1,451
Madison IAQ LLC, Initial Term Loan, 1st Lien
6.762%, CME Term SOFR + 2.500%, 06/21/2028 (F)	428	428
Magenta Security Holdings LLC, First Out Term Loan, 1st Lien
11.290%, CME Term SOFR + 6.750%, 07/27/2028 (F)	2,554	2,165
Magenta Security Holdings LLC, Second Out Term Loan, 1st Lien
11.540%, CME Term SOFR + 7.000%, 07/27/2028 (F)	3,762	1,862
Magenta Security Holdings LLC, Third Out Term Loan, 1st Lien
6.040%, CME Term SOFR + 1.500%, 07/27/2028 (F)	24	7
Mavenir Systems, Inc., Amendment No. 1 Initial Term Loan, 1st Lien
14.396%, CME Term SOFR + 10.000%, 06/30/2025 (B)(C)(F)	238	351
Mavenir Systems, Inc., Amendment No. 2 Term Loan, 1st Lien
14.423%, CME Term SOFR + 10.000%, 05/16/2025 (B)(C)(F)	644	951
Mavenir Systems, Inc., Amendment No. 3 Term Loan
14.260%, CME Term SOFR + 10.000%, 05/16/2025 (B)(C)(F)	482	712
Mavenir Systems, Inc., Delayed Draw Term Loan, 1st Lien
14.444%, CME Term SOFR + 10.000%, 06/30/2025 (B)(C)(F)	168	247
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
14.254%, CME Term SOFR + 10.000%, 05/16/2025 (B)(C)(F)	521	768
10.083%, CME Term SOFR + 5.750%, 08/18/2028 (B)(C)(F)	679	252
9.344%, CME Term SOFR + 4.750%, 08/18/2028 (B)(C)(F)	7,597	2,819

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Medline Borrower, LP, Third Amendment Incremental Term Loan, 1st Lien
6.577%, CME Term SOFR + 2.250%, 10/23/2028 (F)	$977	$976
MH Sub I, LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, 1st Lien
8.577%, CME Term SOFR + 4.250%, 05/03/2028 (F)	647	621
MI Windows and Doors, LLC, Term B-2 Loan, 1st Lien
7.327%, CME Term SOFR + 3.000%, 03/28/2031 (F)	199	198
MLN US HoldCo LLC, Term B Loan, 1st Lien
11.000%, PRIME + 3.500%, 11/30/2025 (E)(F)	1,157	3
Mountaineer Merger Corp, Term Loan, 1st Lien
11.280%, CME Term SOFR + 7.000%, 10/26/2028 (F)	2,699	1,684
0.000%, 10/26/2028 (C)(D)	262	262
Naked Juice LLC, Term Loan
9.708%, 01/24/2029	1,023	1,008
7.558%, 01/24/2029	2,180	1,544
Neon Maple Purchaser Inc., Tranche B-1 Term Loan, 1st Lien
7.327%, CME Term SOFR + 3.000%, 11/17/2031 (F)	502	501
NEP Group, Inc., Extended 2021 Dollar Term Loan, 1st Lien
10.094%, CME Term SOFR + 5.500%, 08/19/2026 (F)	209	189
NEP Group, Inc., Extended Initial Dollar Term Loan, 1st Lien
9.344%, CME Term SOFR + 4.750%, 08/19/2026 (F)	2,881	2,605
New Fortress Energy Inc., Second Amendment Incremental Term Loan, 1st Lien
9.795%, CME Term SOFR + 5.500%, 10/30/2028 (F)(H)	1,247	675
Nexus Buyer LLC, Initial Term Loan, 2nd Lien
10.677%, CME Term SOFR + 6.250%, 11/05/2029 (F)	1,140	1,130
Obra, Termloan, 1st Lien
11.933%, 06/21/2029 (C)	1,757	1,726
Osmosis Buyer Limited, 2025 Refinancing Term B Loan, 1st Lien
7.323%, CME Term SOFR + 3.000%, 07/31/2028 (F)	1,613	1,602
Owens & Minor, Incremental Term Loan, 1st Lien
0.000%, 04/02/2030 (D)(H)	260	258

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Parexel International, Inc., Sixth Amendment Term Loan, 1st Lien
6.827%, CME Term SOFR + 2.500%, 11/15/2028 (F)	$308	$308
Park River Holdings, Inc., Initial Term Loan, 1st Lien
7.799%, CME Term SOFR + 3.250%, 12/28/2027 (F)	223	214
Pasadena Performance Products, LLC, Term B Loan
7.752%, 02/27/2032	1,205	1,203
Petco Health and Wellness Company, Inc., Initial Term Loan, 1st Lien
7.811%, CME Term SOFR + 3.250%, 03/03/2028 (F)	770	712
PetSmart LLC, Initial Term Loan, 1st Lien
8.177%, CME Term SOFR + 3.750%, 02/11/2028 (F)	60	59
Pluto Acquisition I, Inc., Tranche B Term Loan, 1st Lien
8.299%, CME Term SOFR + 4.000%, 09/20/2028 (F)(H)	2,927	2,552
Premier Brands Group Holdings LLC, Term Loan B-1
12.827%, 12/17/2029 (B)(C)	1,364	1,364
Pretium PKG Holdings, Inc., Initial Third Amendment Tranche A-1 Term Loan, 1st Lien
8.158%, CME Term SOFR + 3.899%, 10/02/2028 (F)(H)	3,200	1,675
Primo Brands Corporation, 2025 Refinancing Term Loan, 1st Lien
6.549%, CME Term SOFR + 2.250%, 03/31/2028 (F)	369	368
Quest Software US Holdings Inc., Initial Term Loan, 1st Lien
8.680%, CME Term SOFR + 4.250%, 02/01/2029 (F)	2,217	1,132
Quikrete Holdings, Inc., Tranche B-3 Term Loan, 1st Lien
6.577%, CME Term SOFR + 2.250%, 02/10/2032 (F)	525	522
QXO Building Products, Inc., Term B Loan, 1st Lien
7.280%, CME Term SOFR + 3.000%, 04/30/2032 (F)	57	58
Raven Acquisition Holdings, LLC, Delayed Term Loan
3.250%, 11/19/2031	17	—
Raven Acquisition Holdings, LLC, Initial Term Loan, 1st Lien
7.577%, CME Term SOFR + 3.250%, 11/19/2031 (F)	244	244

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Rocket Software, Inc., Extended Dollar Term Loan, 1st Lien
8.577%, CME Term SOFR + 4.250%, 11/28/2028 (F)	$302	$302
SCIH Salt Holdings Inc., Incremental Term B-1 Loan, 1st Lien
7.280%, CME Term SOFR + 3.000%, 01/31/2029 (F)(H)	191	190
Serta Simmons Bedding, Initial Term Loan, 1st Lien
11.914%, CME Term SOFR + 7.500%, 06/29/2028 (F)	85	77
Shutterfly Finance, LLC, Term B Loan, 2nd Lien
5.333%, CME Term SOFR + 1.000%, 10/01/2027 (F)	308	273
Sinclair Television, Term Loan B
7.736%, 12/31/2029	1,460	1,240
Spectrum Group Buyer, Inc., Refinancing Term Loan
10.780%, 05/19/2028	751	526
SPX Flow, Inc., December 2024 Refinancing Term Loan, 1st Lien
7.327%, CME Term SOFR + 3.000%, 04/05/2029 (F)	246	246
Star Parent, Inc., Term Loan, 1st Lien
8.299%, CME Term SOFR + 4.000%, 09/27/2030 (F)	173	170
Station Casinos LLC, Term B Facility, 1st Lien
6.327%, CME Term SOFR + 2.250%, 03/14/2031 (F)	977	976
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
9.530%, CME Term SOFR + 5.250%, 03/02/2027 (F)	2,490	2,475
Thunder Generation Funding, LLC, Term Loan, 1st Lien
9.500%, PRIME + 2.000%, 10/03/2031 (F)	1,398	1,398
Topgolf Callaway Brands Corp., Initial Term Loan, 1st Lien
7.327%, 03/15/2030	166	162
Travelport Finance (Luxembourg) S.a r.l., Term Loans, 1st Lien
9.704%, CME Term SOFR + 5.145%, 09/29/2028 (F)(H)	1,150	922
Traverse Midstream Partners LLC, Advance, 1st Lien
7.280%, CME Term SOFR + 3.000%, 02/16/2028 (F)	1,516	1,519
U.S. Renal Care, Inc., Closing Date Term Loan, 1st Lien
9.441%, CME Term SOFR + 5.000%, 06/20/2028 (F)	599	564

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
UKG Inc., 2024 Refinancing Term Loan, 1st Lien
7.329%, CME Term SOFR + 3.000%, 02/10/2031 (F)	$154	$154
Varsity Brands, Inc., 2025 Replacement Term Loan, 1st Lien
7.830%, CME Term SOFR + 3.500%, 08/26/2031 (F)	3,141	3,118
Venator, Term Loan B, 1st Lien
14.299%, 07/16/2026	216	213
Venator, Term Loan, 1st Lien
14.322%, 10/12/2028	353	287
14.261%, 01/16/2026	216	214
VeriFone Systems, Inc., 2025-1 Term Loan
10.211%, 08/18/2028	2,675	2,436
Victra Holdings, LLC, Fourth Amendment Incremental Term Loan, 1st Lien
8.549%, CME Term SOFR + 4.250%, 03/31/2029 (F)	2,492	2,486
VistaJet Malta Finance P.L.C. (Vista Management Holding, Inc.), Initial Term Loan, 1st Lien
8.048%, CME Term SOFR + 3.750%, 04/01/2031 (F)	351	351
W. R. Grace Holdings LLC, Initial Term Loan, 1st Lien
7.549%, CME Term SOFR + 3.250%, 09/22/2028 (F)(H)	169	169
Wargam, Term Loan, 1st Lien
13.481%, 06/28/2028 (C)	2,418	2,503
WaterBridge Midstream Operating LLC, Term Loan B, 1st Lien
9.053%, CME Term SOFR + 4.750%, 06/27/2029 (F)(H)	4,113	3,949
WEC US Holdings Ltd., Initial Term Loan, 1st Lien
6.574%, CME Term SOFR + 2.250%, 01/27/2031 (F)	1,567	1,564
Wellful Inc., Tranche A Term Loan, 1st Lien
9.441%, 04/19/2030 (H)	1,922	1,893
Wellful Inc., Tranche B Term Loan, 1st Lien
11.441%, CME Term SOFR + 7.000%, 10/19/2030 (F)(H)	3,068	2,451
White Cap Supply Holdings, LLC, Tranche C Term Loan, 1st Lien
7.577%, CME Term SOFR + 3.250%, 10/19/2029 (F)	766	758
WideOpenWest, Super-Senior Second Out Term Loan, 1st Lien
7.503%, 12/11/2028	381	324
X Corp., Tranche B-3 Term Loan, 1st Lien
9.500%, 10/26/2029 (F)	13,594	13,524

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Xplornet Communications Inc., Second Out Take Back Term Loan, 1st Lien
6.094%, 10/24/2031	$1,334	$1,037
Xplornet Communications Inc., Super Senior First Out Term Loan, 1st Lien
9.594%, 10/24/2029	400	382

Total Loan Participations
(Cost $188,716) ($ Thousands)		172,516

ASSET-BACKED SECURITIES — 7.5%
Other Asset-Backed Securities — 7.5%

Ares LXXIV CLO, Ser 2024-74A, Cl SUB
0.000%, 10/15/2037 (A)(C)(D)(F)	3,724	2,979
Ares XXXIV CLO, Ser 2020-2A, Cl FR
13.141%, TSFR3M + 8.862%, 04/17/2033 (A)(F)	2,304	2,194
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 07/18/2030 (A)(C)(D)(F)	4,378	585
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/25/2035 (A)(C)(D)(F)	6,380	2,507
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 04/24/2034 (A)(C)(D)(F)	10,431	1,408
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(C)(D)(F)	8,633	846
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (C)(D)(F)	6,147	2,314
Battalion CLO XVI, Ser 2019-16A, Cl SUB
0.000%, 01/20/2038 (A)(C)(D)(F)	9,480	3,323
Battalion CLO XVI, Ser 2024-16A, Cl CR2
6.270%, TSFR3M + 2.000%, 01/20/2038 (A)(F)	431	432
Battalion CLO XVI, Ser 2024-16A, Cl ER2
11.360%, TSFR3M + 7.090%, 01/20/2038 (A)(F)	392	388
Battalion CLO XX, Ser 2021-20A, Cl SUB
0.000%, 07/15/2034 (C)(D)(F)	21,391	6,578
Battalion CLO XX, Ser 2025-20A, Cl ER
10.570%, TSFR3M + 6.250%, 04/15/2038 (A)(F)	1,580	1,557
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(C)(D)(F)	2,640	137
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (A)(C)(I)	6,657	2,596
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(C)(I)	6,469	6,011
Benefit Street Partners CLO V, Ser 2018-5BA
0.000%, 04/20/2031 (C)(D)	13,783	5,278

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO V-B, Ser 2024-5BA, Cl FR
12.070%, TSFR3M + 7.800%, 07/20/2037 (A)(F)	$100	$100
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(C)(D)(F)	11,800	4,720
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
0.000%, 07/18/2027 (C)(D)(F)	9,035	361
Benefit Street Partners CLO VIII
0.000%, 01/20/2031 (C)(D)	9,000	1,197
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 04/20/2034 (A)(C)(D)(F)	10,939	5,139
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB
0.000%, 10/15/2030 (A)(C)(D)(F)	4,836	4,254
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
0.000%, 10/20/2037 (A)(C)(D)(F)	17,880	6,107
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
0.000%, 10/15/2034 (A)(C)(D)(F)	6,048	3,830
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB
0.000%, 07/15/2034 (A)(C)(D)(F)	3,469	2,608
Benefit Street Partners CLO XXIII, Ser 2021-23A, Cl SUB
0.000%, 04/25/2034 (C)(D)	4,843	3,101
Cathedral Lake CLO, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(C)(D)(F)	3,653	329
Cathedral Lake V, Ser 2018-5A, Cl SUB
0.000%, 10/21/2030 (A)(C)(D)(F)	5,673	57
First Eagle Berkeley Fund CLO LLC, Ser 2016-1A, Cl SUB
0.000%, 10/25/2028 (A)(C)(D)(F)	21,812	3,527
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(C)(D)(F)	6,015	2,181
IVY Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 04/20/2037 (A)(C)(D)(F)	2,151	1,602
LCM Ltd
0.000%, 01/20/2032 (C)(D)	1,998	797
MidOcean Credit CLO XVI, Ser 2024-16A, Cl SUB
0.000%, 10/20/2037 (A)(C)(D)(F)	3,245	2,450
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2030 (A)(C)(D)(F)	5,235	1,675
Neuberger Berman Loan Advisers CLO XLI
0.000%, 10/20/2032 (C)(D) (J)	3,394	1,407
Neuberger Berman Loan Advisers CLO XXXIX
0.000%, 10/20/2032 (C)(D) (J)	5,795	2,955

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Neuberger Berman Loan Advisers CLO XXXVI, Ser 2020-36A, Cl INC
0.000%, 04/20/2033 (A)(C)(D)(F)	$1,780	$907
Neuberger Berman Loan Advisers CLO XXXVI, Ser 2020-36A, Cl SPIN
0.114%, 04/20/2033 (A)(C)(F)	23	7
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(C)(D)(F)	9,028	1,423
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN
11.911%, TSFR3M + 7.642%, 04/20/2030 (A)(F)	3,450	3,265
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 07/20/2037 (A)(C)(D)(F)	3,797	1,424
OCP CLO, Ser 2020-19A, Cl SUB
0.000%, 04/20/2038 (A)(C)(D)(F)	2,334	1,751
OCP CLO, Ser 2021-21A, Cl SUB
0.000%, 07/20/2034 (C)(D)	12,027	7,528
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029 (C)(D)(F)	13,119	6,006
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 10/29/2034 (A)(C)(D)(F)	7,377	2,508
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 10/25/2035 (A)(C)(D)(F)	9,389	2,535
TCW CLO, Ser 2019-2A, Cl SUB
0.000%, 01/20/2038 (A)(C)(D)(F)	9,217	4,516
TCW CLO, Ser 2024-1A, Cl ER3
11.752%, TSFR3M + 7.470%, 10/25/2035 (A)(F)	1,731	1,712
TCW CLO, Warehouse Note, Ser 2020-1
0.000%, (C)(D) (J)	8,523	3,580
Venture 35 CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(C)(D)(F)	15,819	949
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(C)(D)(F)	2,865	–
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(C)(D)(F)	5,750	58
VOYA CLO, Ser 2020-2A, Cl SUB
0.000%, 01/20/2038 (A)(C)(D)(F)	8,134	5,897
Voya CLO, Ser 2024-6A, Cl SUB
0.000%, 01/20/2038 (A)(C)(D)(F)	9,667	8,314
Wind River
0.000%, 07/20/2033 (C)(D)	19,320	7,341
Wind River CLO, Ser 2025-3A, Cl ER
10.521%, TSFR3M + 6.250%, 04/20/2038 (A)(F)	3,376	3,393

Total Asset-Backed Securities
(Cost $63,862) ($ Thousands)		150,644

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 1.4%
21st Century Oncology *(C)	22,017	$331
Air Methods *(B)(C)	3,394	465
Aquity Holdings Inc *(C)	89,545	14
Arctic Canadian Diamond Co. *(C)	1,633	110
Audacy *(C)	11,563	156
Avaya Inc. *(B)(C)	205,996	1,493
Beasley Broadcast Group Inc. *(C)	4,344	16
Burgundy Diamond Mines *(B)	2,701,454	43
Carestream Health Holdings Inc *(C)	123,791	1,910
CHC Group LLC *	1,444	—
Clear Channel Outdoor Holdings Inc, Cl A *	66,059	71
Cornerstone Chemical Co *(C)	269,066	5,167
Endo Inc *	22,316	469
Endo Trust *(C)	45,274	23
Envision Healthcare *(B)	258,960	3,658
Enviva Inc. *	236,520	3,883
ESC NMG Parent LLC (C)	9,899	254
Frontier Communications Parent Inc *	8,108	294
Guitar Center *(B)(C)	24,502	2,219
Gulfport Energy Corp *	1,648	316
Gymboree Corp *(B)(C)	18,542	—
Gymboree Holding Corp *(B)(C)	52,848	—
iHeartMedia Inc, Cl A *	14,876	19
Incora Intermediate LLC (C)	13,335	267
Incora Top Holdco LLC (C)	368	9
Intelsat Emergene SA *(C)	45,143	1,834
Lannett *(C)	142,313	309
Mallinckrodt PLC *(C)	7,431	630
Medical Card Systems *(C)	395,653	124
Monitronics International *(C)	9,156	92
MYT Holding LLC *(C)	461,765	115
Nabors Industries Ltd *	28,618	739
Neiman Marcus Group *(C)	1,051	142
Nine West *(B)(C)	163,718	273
Rite Aid *(B)(C)	4,517	—
SandRidge Energy Inc	232	2
Serta Simmons Bedding LLC *	20,716	186
Spirit Airlines	100,269	557
SSB Equipment Company *(C)	20,716	—
Venator Materials *	696	139
VICI Properties Inc, Cl A ‡	36,060	1,143
Xplore Inc *(C)	80,882	884

Total Common Stock
(Cost $37,065) ($ Thousands)		28,356

PREFERRED STOCK — 0.5%
Claire's Stores Inc, 0.000% **(C)(D)(G)	1,797	—
Federal National Mortgage Association, 8.250% **(F)(G)	17,175	245
FHLMC, 4.855% **(F)(G)	29,819	564
FNMA, 0.000% **(D)(F)(G)	43,993	869
Foresight, 0.000% **(C)(D)(G)	60,593	205

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Guitar Center Inc, 0.000% **(B)(C)(D)(G)	782	$72
MYT Holding LLC, 10.000%	516,164	614
Osaic Financial Services, 6.500%	102,399	2,110
Syniverse, 0.000% **(C)(D)(G)	6,182,543	6,084

Total Preferred Stock
(Cost $11,708) ($ Thousands)		10,763
	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.5%
Blackstone Mortgage Trust
5.500%, 03/15/2027	$802	777
DISH Network
0.000%, 12/15/2025(I)	2,122	1,909
Finance of America Funding LLC
10.000%, 11/30/2029(A)	2,402	2,758
JetBlue Airways
2.500%, 09/01/2029(A)	2,208	2,290
Liberty Interactive LLC
4.000%, 11/15/2029	378	50
3.750%, 02/15/2030	4,177	626
Lucid Group
1.250%, 12/15/2026(A)	935	813
MKS
1.250%, 06/01/2030	470	430
North Sea Natural Resources
0.000%, 01/23/2028(C)(D)	889	89
0.000%, 01/23/2028(C)(D)	118	12
0.000%, 01/23/2028(C)(D)	47	5
Rite Aid
0.000%, 12/31/2049(B)(C)(D)	451	–
Silver Airways LLC
16.000%, 12/31/2027(C)(E)	6,774	–
16.000%, 01/07/2028(C)(E)	892	–
16.000%, 01/07/2028(C)(E)	2,022	–
Tacora
13.000%, 09/19/2031(C)	94	94

Total Convertible Bonds
(Cost $21,923) ($ Thousands)		9,853

U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Notes
4.250%, 05/15/2035	1,400	1,384
3.875%, 04/30/2030	1,390	1,385

Total U.S. Treasury Obligations
(Cost $2,751) ($ Thousands)		2,769

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

High Yield Bond Fund (Continued)

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS — 0.1%
Air Methods
Strike Price $– *‡‡(B)(C)	29,827	$2,210
Audacy
Strike Price $– *‡‡	20,176	22
Guitar Center Tranche I, Expires 12/22/2070
Strike Price $100.00 *(B)(C)	5,960	194
Guitar Center Tranche II, Expires 12/22/2070
Strike Price $160.00 *(B)(C)	6,486	86
Guitar Center Tranche III, Expires 12/22/2070
Strike Price $100.00 *(B)(C)	526	7
Intelsat
Strike Price $– *‡‡(C)	6	–
Mavenir
Strike Price $– *‡‡(B)(C)	1,198,040	–
Silver Airways
Strike Price $– *‡‡(C)	3	–
Spirit Aviation Holdings, Expires 03/15/2030
Strike Price $11.50 *	12,081	66
Tacora
Strike Price $– *‡‡(C)	26,080	26

Total Warrants
(Cost $1,226) ($ Thousands)		2,611

	Shares
CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	46,231,207	46,231
Total Cash Equivalent
(Cost $46,231) ($ Thousands)		46,231
Total Investments in Securities — 98.8%
(Cost $1,952,588) ($ Thousands)		$1,980,980

SEI Institutional Investments Trust

A list of the open forward foreign currency contracts held by the Fund at May 31, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	06/12/25	AUD	197	USD	124	$(2)
Barclays PLC	06/12/25	CAD	1,215	USD	846	(38)
						$(40)

Percentages are based on Net Assets of $2,004,311 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2025.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2025, the value of these securities amounted to $1,447,494 ($ Thousands), representing 72.2% of the Net Assets of the Fund.

(B)

Security considered restricted, excluding 144A. The total market value of such securities as of May 31, 2025 was $58,689 ($ Thousands) and represented 2.9% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(C)	Level 3 security in accordance with fair value hierarchy.
(D)	No interest rate available.
(E)	Security is in default on interest payment.
(F)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(G)	Perpetual security with no stated maturity date.
(H)	Unsettled bank loan. Interest rate may not be available.
(I)	Zero coupon security.
(J)	No maturity date available.

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	1,547,246	9,991	1,557,237
Loan Participations	–	149,745	22,771	172,516
Asset-Backed Securities	–	13,040	137,604	150,644
Common Stock	3,235	8,284	16,837	28,356
Preferred Stock	1,114	3,288	6,361	10,763
Convertible Bonds	–	9,654	199	9,853
U.S. Treasury Obligations	–	2,769	–	2,769
Warrants	–	88	2,523	2,611
Cash Equivalent	46,231	–	–	46,231
Total Investments in Securities	50,580	1,734,114	196,286	1,980,980

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Forward Contracts*
Unrealized Depreciation	–	(40)	–	(40)
Total Other Financial Instruments	–	(40)	–	(40)

*	Forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

High Yield Bond Fund (Continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Asset-Backed Securities	Investments in Common Stock	Investments in Preferred Stock	Investments in Convertible Bonds	Investments in Warrants
Balance as of May 31, 2024	$8,555	$16,666	$127,113	$19,319	$8,358	$4,170	$1,324
Accrued discounts/premiums	(1,129)	54	—	—	—	5	—
Realized gain/(loss)	(1,281)	703	18,661	363	—	298	—
Change in unrealized appreciation/(depreciation)	1,899	603	(9,476)	1,193	(2,288)	(6,480)	1,173
Purchases	541	4,042	43,746	417	342	2,447	—
Sales	(6,115)	(4,269)	(42,440)	(5,869)	(51)	(335)	—
Net transfer into Level 3	7,521	10,594	—	1,414	—	94	26
Net transfer out of Level 3	—	(5,622)	—	—	—	—	—
Ending Balance as of May 31, 2025(1)	$9,991	$22,771	$137,604	$16,837	$6,361	$199	$2,523
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(4,884)	$(2,287)	$(8,940)	$(694)	$(1,445)	$(6,635)	$1,262

(1) Of the $196,286 ($ Thousands) in Level 3 securities as of May 31, 2025, $47,291,($ thousand) or 2.4% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

Category	Market Value at May 31, 2025 ($ Thousands)	Valuation Technique	Unobservable Inputs	Range Input Value(s) (Average Input Value)
Corporate Obligation	$9,645	Income Approach	EBITDA	61m
			EBITDA multiple	9.1x
			Weighted Average Cost of Capital	10.5% - 12.5%
		Discounted cash flow model	Implied total yield	14.61% - 16.61%
		Enterprise multiple based on Bankruptcy Exit Plan valuation discounted to reflect incremental risk in the appeal of the litigation; bond value based on equity value as if bonds were converted)	None	N/A
Loan Participations	16,895	Discounted cash flow model	Implied total yield	9.80% - 10.20%
		Discounted cash flow model	Implied credit spread	13.73% - 14.73%
		Discounted cash flow model	Implied credit spread	7.80% - 8.80%
		Market Approach	NFY Net Revenue	$256.7m
			Multiple	0.30x - 0.35x
		Discounted cash flow model	Implied credit spread	7.65% - 8.70%
		Enterprise Valuation Approach	EBITDA	$102.3m - $131.2m
			EBITDA multiple	4.5x - 6.0x
		Enterprise Valuation Approach	EBITDA	$102.3m - $131.2m
			EBITDA multiple	4.5x - 6.0x
		Enterprise Valuation Approach	EBITDA	$102.3m - $131.2m
			EBITDA multiple	4.5x - 6.0x
		Enterprise Valuation Approach	EBITDA	$102.3m - $131.2m
			EBITDA multiple	4.5x - 6.0x
		Enterprise Valuation Approach	EBITDA	$102.3m - $131.2m
			EBITDA multiple	4.5x - 6.0x
		Enterprise Valuation Approach	EBITDA	$102.3m - $131.2m
			EBITDA multiple	4.5x - 6.0x
		Enterprise Valuation Approach	EBITDA	$102.3m - $131.2m
			EBITDA multiple	4.5x - 6.0x
		Discounted cash flow model	Implied credit spread	8.17% - 9.17%

Common Stock	12,230	Market Approach	EBITDA Multiple	6.4x
		Estimated recovery Model	Escrow	$2.5m
			Discount Rate	35.00%
		Estimated recovery model	Deferred Cash Considerations	$0.4m
			Debt discount factor	6.57%
		Weighted valuation techniques	EBITDA	$136.5m
			EBITDA multiple	3.50x - 4.00x

SEI Institutional Investments Trust

Category	Market Value at May 31, 2025 ($ Thousands)	Valuation Technique	Unobservable Inputs	Range Input Value(s) (Average Input Value)
			Valuation case probability weighting	50.00%
		Weighted valuation techniques	EBITDA	61m
			EBITDA multiple	9.1x
			Weighted Average Cost of Capital	10.5% - 12.5%
		Weighted valuation techniques	EBITDA	$121m - 161m
			EBITDA multiple	6.00x - 9.75x
			Weighted Average Cost of Capital	14.3%
			Valuation case probability weighting	50%
		Weighted valuation techniques	Revenues	256.7m
			Multiple Range	0.30x - 0.35x
		Estimated recovery Model	Estimated Excess RBC	$13.7m
			Estimated Indemnity escrow	$24.5m
			Discount Rate	45%
		Market Approach	EBITDA	$98m - 130m
			Multiple	11.00x - 15.00x

Acquisition Price - we received $137.7 per NMG share when Saks bought the business. Of which, $112 (81%) was received in cash and $25.7 (19%) was received in TL. $25.7 is the Par Value of the 13% PIK TL due 2026, expressed in equity dollars until the TL closes.

			None	N/A
		Enterprise multiple based on Bankruptcy Exit Plan valuation (for equity received in exchange of 2024/27 notes)	None	N/A
		Enterprise multiple based on Bankruptcy Exit Plan valuation discounted to reflect incremental risk in the appeal of the litigation (for equity received in exchange of the 2026 notes)	None	N/A
		Comparable multiple analysis using an average forward EBITDA multiple of publicly traded peers, discounted to account for smaller scale of operations ownership	None	N/A
Preferred Stock	5,798	Weighted valuation techniques	EBITDA	$121m - 161m
			EBITDA multiple	6.00x - 9.75x
			Weighted Average Cost of Capital	14.3%
			Valuation case probability weighting	50.0%
		Discounted cash flow model	Implied total yield	11.88% - 13.88%
Convertible Bond	200	Milestone Approach	Price per barrel	$60
			Success probability	0% - 39%
		Milestone Approach	Price per barrel	$60
			Success probability	0% - 39%
		Milestone Approach	Price per barrel	$60
			Success probability	0% - 39%
		Weighted valuation techniques	Asset Value	$366m
			EBITDA	$70.4m
			EBITDA multiple	4.0x - 6.0x
			Valuation case probability weighting	0.5
Warrants	2,523	Black-Scholes Model	Volatility	40.0%
			Risk-free rate	4.1%
			Share Price	$136.96
		Black-Scholes Model	Volatility	40.0%
			Risk-free rate	4.1%
			Share Price	$136.96
		Market Approach	EBITDA Multiple	6.4x
		Market Approach	EBITDA Multiple	6.4x
		Weighted valuation techniques	Asset Value	$366m
			EBITDA	$70.4m
			EBITDA multiple	4.0x - 6.0x
			Valuation case probability weighting	50.0%
		Weighted valuation techniques	EBITDA	$121m - 161m
			EBITDA multiple	6.00x - 9.75x
			Weighted Average Cost of Capital	14.3%
			Valuation case probability weighting	50.0%
		Weighted valuation techniques	EBITDA	$121m - 161m
			EBITDA multiple	6.00x - 9.75x
			Weighted Average Cost of Capital	14.3%
			Valuation case probability weighting	50.0%
		Weighted valuation techniques	EBITDA	$121m - 161m
			EBITDA multiple	6.00x - 9.75x
			Weighted Average Cost of Capital	14.3%
			Valuation case probability weighting	50.0%
Total	$47,291

For the year ended May 31, 2025, transfers in or out of Level 3 were due to the availability or lack of availability of observable inputs to determine fair value.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

High Yield Bond Fund (Concluded)

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$50,114	$874,511	$(878,394)	$—	$—	$46,231	$3,093	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

SEI Institutional Investments Trust

A list of the restricted securities, excluding 144a, held by the Fund at May 31, 2025, is as follows:

Description	Face Amount ($ Thousands)/ Shares/ Number of Warrants	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Corporate Obligations
Endo Finance Holdings	$4,602	4/26/2024	$–	$–
Envision Healthcare	3,150	11/16/2023	–	105
Expand Energy	5,865	12/2/2024	–	6
Freedom Mortgage	2,272	9/18/2023	2,339	2,437
Freedom Mortgage Holdings LLC	2,775	1/25/2024	2,861	2,861
GrubHub Holdings	5,270	6/7/2019	5,214	4,862
Monitronics International (Escrow Security)	10,706	9/6/2019	–	–
Mountain Province Diamonds, Inc.	2,609	12/16/2022	2,564	2,359
Northwest Acquisitions ULC	3,290	10/2/2019	2,312	–
Rite Aid	2,515	9/27/2024	1,654	234
Zayo Group Holdings	12,686	2/21/2020	11,351	11,685
Loan Participations
Avaya Inc., Initial Term Loan, 1st Lien	7,841	4/27/2023	7,236	6,162
GatesAir, Term Loan	1,814	8/9/2022	1,787	1,803
LifeScan Global Corporation, Initial Term Loan, 1st Lien	12,108	3/3/2022	10,256	7,991
Mavenir Systems, Inc., Amendment No. 1 Initial Term Loan, 1st Lien	238	11/25/2024	236	351
Mavenir Systems, Inc., Amendment No. 2 Term Loan, 1st Lien	644	12/5/2024	573	951
Mavenir Systems, Inc., Amendment No. 3 Term Loan	482	12/19/2024	477	712
Mavenir Systems, Inc., Delayed Draw Term Loan, 1st Lien	168	10/23/2024	168	247
Mavenir Systems, Inc., Initial Term Loan, 1st Lien	521	10/23/2024	447	768
Mavenir Systems, Inc., Initial Term Loan, 1st Lien	679	7/13/2022	646	252
Mavenir Systems, Inc., Initial Term Loan, 1st Lien	7,597	8/17/2021	6,575	2,819
Premier Brands Group Holdings LLC, Term Loan B-1	1,364	4/1/2025	1,364	1,364
Common Stock
Air Methods	3,394	1/8/2024	76	465
Avaya Inc.	205,996	5/5/2023	3,051	1,493
Burgundy Diamond Mines	2,701,454	7/21/2023	450	43
Envision Healthcare	258,960	1/18/2024	2,201	3,658
Guitar Center	24,502	1/8/2021	3,105	2,219
Gymboree Corp	18,542	10/10/2017	232	–
Gymboree Holding Corp	52,848	10/10/2017	958	–
Nine West	163,718	5/20/2019	3,479	273
Rite Aid	4,517	9/27/2024	–	–
Preferred Stock
Guitar Center Inc	782	1/8/2021	74	72
Convertible Bond
Rite Aid	451	9/27/2024	266	–
Warrants
Air Methods	21,323	1/8/2024	286	1,045
Air Methods	8,504	3/27/2024	198	1,165
Guitar Center Tranche I	5,960	1/8/2021	327	194
Guitar Center Tranche II	6,486	1/8/2021	233	86
Guitar Center Tranche III	526	1/8/2021	19	7
Mavenir	1,198,040	12/2/2024	–	–
			$73,015	$58,689

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Long Duration Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 61.5%
Communication Services — 6.8%
Alphabet
5.300%, 05/15/2065	$621	$595
5.250%, 05/15/2055	810	783
America Movil
6.125%, 03/30/2040	275	279
AT&T
6.050%, 08/15/2056	400	401
3.800%, 12/01/2057	3,430	2,348
3.650%, 06/01/2051	210	146
3.650%, 09/15/2059	1,531	1,006
3.550%, 09/15/2055	1,975	1,306
3.500%, 06/01/2041	30	23
3.500%, 09/15/2053	1,391	924
Charter Communications Operating LLC / Charter Communications Operating Capital
6.834%, 10/23/2055	15	15
6.484%, 10/23/2045	798	768
5.750%, 04/01/2048	866	760
5.500%, 04/01/2063	385	315
5.375%, 05/01/2047	1,039	873
5.125%, 07/01/2049	270	217
4.800%, 03/01/2050	295	228
4.400%, 12/01/2061	115	78
3.900%, 06/01/2052	790	521
3.850%, 04/01/2061	745	459
3.700%, 04/01/2051	250	161
Comcast
4.049%, 11/01/2052	350	258
3.969%, 11/01/2047	878	658
3.450%, 02/01/2050	40	27
2.987%, 11/01/2063	1,538	847
2.937%, 11/01/2056	3,718	2,126
2.887%, 11/01/2051	359	213
COX Communications
4.500%, 06/30/2043 (A)	352	272
Electronic Arts
2.950%, 02/15/2051	328	200
Fox
5.576%, 01/25/2049	95	87
Meta Platforms
5.750%, 05/15/2063	85	84
5.600%, 05/15/2053	1,070	1,047
5.550%, 08/15/2064	970	928
5.400%, 08/15/2054	790	750
4.450%, 08/15/2052	465	384
Rogers Communications
5.000%, 03/15/2044	567	494
4.500%, 03/15/2043	117	96
Time Warner Cable LLC
7.300%, 07/01/2038	235	250
6.750%, 06/15/2039	235	238

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.550%, 05/01/2037	$65	$65
5.875%, 11/15/2040	250	234
5.500%, 09/01/2041	270	238
4.500%, 09/15/2042	365	281
T-Mobile USA
6.000%, 06/15/2054	75	75
5.875%, 11/15/2055	540	526
5.800%, 09/15/2062	115	110
5.750%, 01/15/2054	542	520
5.650%, 01/15/2053	391	370
5.500%, 01/15/2055	165	152
3.600%, 11/15/2060	595	387
3.400%, 10/15/2052	670	437
3.000%, 02/15/2041	1,475	1,055
Verizon Communications
3.850%, 11/01/2042	100	78
3.550%, 03/22/2051	663	464
3.400%, 03/22/2041	2,610	1,973
2.987%, 10/30/2056	2,230	1,306
Vodafone Group PLC
5.875%, 06/28/2064	400	374
5.750%, 06/28/2054	305	286
5.625%, 02/10/2053	160	147
4.875%, 06/19/2049	151	126
Walt Disney
3.600%, 01/13/2051	1,240	891
2.750%, 09/01/2049	95	58
Warnermedia Holdings
5.141%, 03/15/2052	2,276	1,475
5.050%, 03/15/2042	1,115	802

		33,595

Consumer Discretionary — 2.4%
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	250	198
Amazon.com
4.050%, 08/22/2047	801	652
3.950%, 04/13/2052	1,085	839
3.875%, 08/22/2037	295	263
3.100%, 05/12/2051	995	659
2.875%, 05/12/2041	342	251
2.700%, 06/03/2060	720	403
2.500%, 06/03/2050	520	306
Aptiv PLC
5.400%, 03/15/2049	433	358
AutoZone
6.550%, 11/01/2033	270	294
General Motors
6.600%, 04/01/2036	205	212
6.250%, 10/02/2043	340	323
General Motors Financial
6.400%, 01/09/2033	55	57
6.100%, 01/07/2034	40	40

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Home Depot
5.400%, 06/25/2064	$90	$84
5.300%, 06/25/2054	1,215	1,137
4.400%, 03/15/2045	230	193
4.250%, 04/01/2046	610	499
3.900%, 06/15/2047	427	328
3.625%, 04/15/2052	15	11
3.350%, 04/15/2050	285	195
3.125%, 12/15/2049	210	137
2.375%, 03/15/2051	50	27
Lowe's
5.800%, 09/15/2062	715	670
4.250%, 04/01/2052	890	676
3.000%, 10/15/2050	845	513
Massachusetts Institute of Technology
5.618%, 06/01/2055	285	284
McDonald's
5.450%, 08/14/2053	55	52
McDonald's MTN
4.450%, 03/01/2047	910	752
3.625%, 09/01/2049	600	428
Starbucks
4.450%, 08/15/2049	415	331
3.350%, 03/12/2050	310	202
University of Southern California
3.028%, 10/01/2039	225	178
Volkswagen Group of America Finance LLC
5.800%, 03/27/2035 (A)	275	272

		11,824

Consumer Staples — 3.6%
Altria Group
3.875%, 09/16/2046	115	82
3.700%, 02/04/2051	290	196
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	2,988	2,694
4.700%, 02/01/2036	1,470	1,413
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	626	614
4.439%, 10/06/2048	732	609
4.375%, 04/15/2038	5	5
BAT Capital
7.079%, 08/02/2043	115	124
4.540%, 08/15/2047	824	651
4.390%, 08/15/2037	895	787
Bayer US Finance II LLC
4.875%, 06/25/2048 (A)	20	16
4.400%, 07/15/2044 (A)	630	472
City of Hope
4.378%, 08/15/2048	650	503
Coca-Cola
5.400%, 05/13/2064	325	308

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.300%, 05/13/2054	$20	$19
5.200%, 01/14/2055	615	575
CSL Finance PLC
4.750%, 04/27/2052 (A)	410	342
Dollar Tree
3.375%, 12/01/2051	165	100
J M Smucker
6.500%, 11/15/2043	50	52
JBS USA Holding Lux SARL
7.250%, 11/15/2053	400	441
6.500%, 12/01/2052	1,470	1,490
4.375%, 02/02/2052	645	485
Kenvue
5.100%, 03/22/2043	50	47
5.050%, 03/22/2053	325	297
Keurig Dr Pepper
4.500%, 04/15/2052	175	140
Kraft Heinz Foods
5.200%, 07/15/2045	5	5
Kroger
5.650%, 09/15/2064	100	92
4.450%, 02/01/2047	665	536
3.875%, 10/15/2046	200	148
Mars
5.800%, 05/01/2065 (A)	50	49
5.700%, 05/01/2055 (A)	1,170	1,135
5.650%, 05/01/2045 (A)	1,090	1,069
New York and Presbyterian Hospital
2.256%, 08/01/2040	200	134
PepsiCo
5.250%, 07/17/2054	685	648
3.375%, 07/29/2049	95	67
Philip Morris International
4.500%, 03/20/2042	240	206
3.875%, 08/21/2042	530	421
Reynolds American
5.850%, 08/15/2045	240	226
Stanford Health Care
3.795%, 11/15/2048	221	163
3.027%, 08/15/2051	380	236
Takeda Pharmaceutical
3.175%, 07/09/2050	157	100
Target
2.950%, 01/15/2052	65	40
Walmart
2.500%, 09/22/2041	115	79

		17,816

Energy — 5.8%
Aker BP
5.800%, 10/01/2054 (A)	150	131
BP Capital Markets America
3.379%, 02/08/2061	295	184

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.772%, 11/10/2050	$525	$311
Canadian Natural Resources MTN
4.950%, 06/01/2047	285	232
Columbia Pipeline Group
5.800%, 06/01/2045	20	19
Columbia Pipelines Operating LLC
6.544%, 11/15/2053 (A)	655	658
5.962%, 02/15/2055 (A)	80	74
5.695%, 10/01/2054 (A)	60	54
ConocoPhillips
5.650%, 01/15/2065	135	124
5.500%, 01/15/2055	775	715
4.300%, 11/15/2044	210	169
4.025%, 03/15/2062	1,118	776
Continental Resources/Oklahoma
4.900%, 06/01/2044	45	35
Devon Energy
5.750%, 09/15/2054	615	535
Diamondback Energy
5.900%, 04/18/2064	115	103
5.750%, 04/18/2054	807	723
4.250%, 03/15/2052	150	110
Eastern Energy Gas Holdings LLC
6.200%, 01/15/2055	180	180
5.650%, 10/15/2054	280	258
Enbridge
6.700%, 11/15/2053	400	419
3.400%, 08/01/2051	331	211
Energy Transfer LP
6.200%, 04/01/2055	630	595
6.125%, 12/15/2045	973	927
6.050%, 09/01/2054	45	42
6.000%, 06/15/2048	35	32
5.950%, 10/01/2043	375	350
5.950%, 05/15/2054	280	256
5.400%, 10/01/2047	905	780
5.350%, 05/15/2045	245	214
5.300%, 04/15/2047	245	208
5.150%, 02/01/2043	90	77
5.150%, 03/15/2045	100	85
5.000%, 05/15/2050	550	445
Eni SpA
5.950%, 05/15/2054 (A)	225	211
Enterprise Products Operating LLC
6.125%, 10/15/2039	195	203
5.700%, 02/15/2042	815	796
5.550%, 02/16/2055	95	89
4.950%, 10/15/2054	440	371
4.900%, 05/15/2046	240	210
4.850%, 03/15/2044	770	675
3.700%, 01/31/2051	65	45
3.200%, 02/15/2052	235	148

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
EOG Resources
5.650%, 12/01/2054	$339	$321
Equinor
3.625%, 04/06/2040	705	567
Exxon Mobil
4.227%, 03/19/2040	40	35
3.452%, 04/15/2051	2,648	1,826
3.095%, 08/16/2049	100	65
Hess
5.800%, 04/01/2047	60	58
5.600%, 02/15/2041	230	223
Kinder Morgan
5.200%, 03/01/2048	520	452
5.050%, 02/15/2046	175	149
Kinder Morgan Energy Partners LP
6.375%, 03/01/2041	576	581
5.500%, 03/01/2044	100	91
5.000%, 08/15/2042	300	260
Kinder Morgan Energy Partners LP MTN
6.950%, 01/15/2038	275	297
Marathon Petroleum
6.500%, 03/01/2041	215	219
4.750%, 09/15/2044	30	24
MPLX LP
5.950%, 04/01/2055	90	83
5.500%, 02/15/2049	385	338
4.950%, 03/14/2052	50	40
4.700%, 04/15/2048	40	32
Northern Natural Gas
4.300%, 01/15/2049 (A)	80	62
Occidental Petroleum
7.950%, 06/15/2039	15	16
6.600%, 03/15/2046	15	14
6.050%, 10/01/2054	305	265
4.400%, 04/15/2046	25	18
4.300%, 08/15/2039	336	258
0.000%, 10/10/2036 (B)	973	536
ONEOK
6.625%, 09/01/2053	620	626
5.850%, 11/01/2064	39	35
5.700%, 11/01/2054	140	125
Petroleos Mexicanos
6.350%, 02/12/2048	245	159
Phillips 66
4.900%, 10/01/2046	359	296
4.875%, 11/15/2044	410	344
4.650%, 11/15/2034	130	122
Plains All American Pipeline/PAA Finance
4.900%, 02/15/2045	170	141
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (A)	110	105
Sabal Trail Transmission LLC
4.832%, 05/01/2048 (A)	190	152

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.682%, 05/01/2038 (A)	$195	$169
Saudi Arabian Oil
6.375%, 06/02/2055 (A)	500	490
Shell Finance US
4.375%, 05/11/2045	1,250	1,034
4.000%, 05/10/2046	110	86
3.750%, 09/12/2046	285	213
3.250%, 04/06/2050	5	3
Shell International Finance BV
6.375%, 12/15/2038	597	648
3.750%, 09/12/2046	120	88
3.000%, 11/26/2051	450	281
Suncor Energy
6.800%, 05/15/2038	134	140
Texas Eastern Transmission
4.150%, 01/15/2048 (A)	340	258
TotalEnergies Capital
5.638%, 04/05/2064	880	822
5.488%, 04/05/2054	290	271
5.425%, 09/10/2064	195	177
TotalEnergies Capital International
3.127%, 05/29/2050	860	551
TransCanada PipeLines
7.250%, 08/15/2038	430	473
5.850%, 03/15/2036	350	355
Transcontinental Gas Pipe Line LLC
4.600%, 03/15/2048	306	250
4.450%, 08/01/2042	330	273
Var Energi
6.500%, 05/22/2035 (A)	95	96
Williams
5.750%, 06/24/2044	9	8
3.500%, 10/15/2051	200	133
Woodside Finance
6.000%, 05/19/2035	225	223

		28,757

Financials — 10.8%
AIA Group MTN
5.400%, 09/30/2054 (A)	245	224
Allstate
4.500%, 06/15/2043	50	42
American Express
5.667%, SOFRRATE + 1.790%, 04/25/2036 (C)	425	434
Aon
3.900%, 02/28/2052	819	587
Apollo Global Management
5.800%, 05/21/2054	380	364
Arthur J Gallagher
6.750%, 02/15/2054	180	194
5.750%, 03/02/2053	240	230
5.750%, 07/15/2054	130	124

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.550%, 02/15/2055	$546	$506
Athene Holding
6.625%, H15T5Y + 2.607%, 10/15/2054 (C)	425	418
Bank of America
6.110%, 01/29/2037	560	580
6.000%, 10/15/2036	770	798
5.468%, SOFRRATE + 1.650%, 01/23/2035 (C)	740	748
5.464%, SOFRRATE + 1.640%, 05/09/2036 (C)	1,325	1,334
3.311%, SOFRRATE + 1.580%, 04/22/2042 (C)	1,225	913
Bank of America MTN
5.425%, SOFRRATE + 1.913%, 08/15/2035 (C)	130	127
4.083%, TSFR3M + 3.412%, 03/20/2051 (C)	880	680
2.676%, SOFRRATE + 1.930%, 06/19/2041 (C)	1,422	992
Beacon Funding Trust
6.266%, 08/15/2054 (A)	150	144
Berkshire Hathaway Finance
3.850%, 03/15/2052	1,022	766
BlackRock Funding
5.350%, 01/08/2055	500	475
5.250%, 03/14/2054	510	477
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	231	233
BPCE
6.027%, SOFRRATE + 1.956%, 05/28/2036 (A)(C)	460	467
Brookfield Finance
5.968%, 03/04/2054	250	242
5.813%, 03/03/2055	135	128
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	356	332
Charles Schwab
5.853%, SOFRRATE + 2.500%, 05/19/2034 (C)	215	224
Chubb INA Holdings LLC
6.700%, 05/15/2036	387	431
Citigroup
6.174%, SOFRRATE + 2.661%, 05/25/2034 (C)	275	282
6.020%, SOFRRATE + 1.830%, 01/24/2036 (C)	630	634
5.827%, SOFRRATE + 2.056%, 02/13/2035 (C)	395	394
5.612%, SOFRRATE + 1.746%, 03/04/2056 (C)	441	420
5.333%, SOFRRATE + 1.465%, 03/27/2036 (C)	170	168

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.316%, SOFRRATE + 4.548%, 03/26/2041 (C)	$370	$353
4.750%, 05/18/2046	466	386
4.281%, TSFR3M + 2.101%, 04/24/2048 (C)	733	586
3.878%, TSFR3M + 1.430%, 01/24/2039 (C)	580	487
2.904%, SOFRRATE + 1.379%, 11/03/2042 (C)	240	165
Commonwealth Bank of Australia
5.929%, H15T1Y + 1.320%, 03/14/2046 (A)(C)	275	264
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (A)(C)	200	188
Farmers Exchange Capital III
5.454%, TSFR3M + 3.454%, 10/15/2054 (A)(C)	200	178
Farmers Insurance Exchange
4.747%, SOFRRATE + 3.231%, 11/01/2057 (A)(C)	200	160
Global Atlantic Finance
6.750%, 03/15/2054 (A)	320	317
Global Payments
5.950%, 08/15/2052	100	93
Goldman Sachs Group
6.750%, 10/01/2037	550	592
6.250%, 02/01/2041	878	916
5.734%, SOFRRATE + 1.696%, 01/28/2056 (C)	30	29
5.561%, SOFRRATE + 1.580%, 11/19/2045 (C)	1,260	1,206
5.016%, SOFRRATE + 1.420%, 10/23/2035 (C)	635	615
4.411%, TSFR3M + 1.692%, 04/23/2039 (C)	310	272
4.017%, TSFR3M + 1.635%, 10/31/2038 (C)	2,235	1,903
3.210%, SOFRRATE + 1.513%, 04/22/2042 (C)	170	124
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	305	255
HSBC Holdings PLC
6.800%, 06/01/2038	236	251
6.500%, 09/15/2037	600	632
5.790%, SOFRRATE + 1.880%, 05/13/2036 (C)	225	226
2.804%, SOFRRATE + 1.187%, 05/24/2032 (C)	440	385
Huntington Bancshares
6.141%, H15T5Y + 1.700%, 11/18/2039 (C)	135	135
Intercontinental Exchange
4.950%, 06/15/2052	168	148

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
JPMorgan Chase
5.600%, 07/15/2041	$866	$868
5.572%, SOFRRATE + 1.680%, 04/22/2036 (C)	385	392
5.534%, SOFRRATE + 1.550%, 11/29/2045 (C)	847	829
5.336%, SOFRRATE + 1.620%, 01/23/2035 (C)	185	186
4.946%, SOFRRATE + 1.340%, 10/22/2035 (C)	1,675	1,625
4.260%, TSFR3M + 1.842%, 02/22/2048 (C)	100	82
4.032%, TSFR3M + 1.722%, 07/24/2048 (C)	680	535
3.897%, TSFR3M + 1.482%, 01/23/2049 (C)	756	580
3.882%, TSFR3M + 1.622%, 07/24/2038 (C)	235	202
3.109%, SOFRRATE + 2.440%, 04/22/2051 (C)	385	251
3.109%, TSFR3M + 2.460%, 04/22/2041 (C)	340	254
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	493	454
M&T Bank
5.385%, SOFRRATE + 1.610%, 01/16/2036 (C)	285	277
Markel Group
6.000%, 05/16/2054	385	375
Marsh & McLennan
5.700%, 09/15/2053	508	497
5.450%, 03/15/2053	190	179
5.450%, 03/15/2054	40	38
5.400%, 03/15/2055	55	51
4.900%, 03/15/2049	90	79
4.350%, 01/30/2047	90	74
4.200%, 03/01/2048	245	195
Massachusetts Mutual Life Insurance
3.729%, 10/15/2070 (A)	253	162
3.375%, 04/15/2050 (A)	377	251
Mastercard
3.850%, 03/26/2050	170	130
MetLife
5.875%, 02/06/2041	30	31
5.250%, 01/15/2054	706	648
5.000%, 07/15/2052	20	18
4.875%, 11/13/2043	160	144
4.721%, 12/15/2044	906	786
4.125%, 08/13/2042	5	4
Moody's
4.875%, 12/17/2048	515	449
Morgan Stanley
5.664%, SOFRRATE + 1.757%, 04/17/2036 (C)	355	361

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.587%, SOFRRATE + 1.418%, 01/18/2036 (C)	$15	$15
5.516%, SOFRRATE + 1.710%, 11/19/2055 (C)	961	915
3.217%, SOFRRATE + 1.485%, 04/22/2042 (C)	341	251
Morgan Stanley MTN
6.375%, 07/24/2042	390	417
5.831%, SOFRRATE + 1.580%, 04/19/2035 (C)	1,105	1,139
4.300%, 01/27/2045	115	96
3.971%, TSFR3M + 1.455%, 07/22/2038 (C)	752	643
New York Life Global Funding
5.350%, 01/23/2035 (A)	435	440
New York Life Insurance
6.750%, 11/15/2039 (A)	380	420
4.450%, 05/15/2069 (A)	325	246
3.750%, 05/15/2050 (A)	426	306
Northwestern Mutual Life Insurance
6.170%, 05/29/2055 (A)	325	334
3.625%, 09/30/2059 (A)	724	479
PayPal Holdings
3.250%, 06/01/2050	125	82
PNC Financial Services Group
5.676%, SOFRRATE + 1.902%, 01/22/2035 (C)	150	153
5.575%, SOFRRATE + 1.394%, 01/29/2036 (C)	100	101
5.401%, SOFRRATE + 1.599%, 07/23/2035 (C)	275	274
Progressive
3.700%, 03/15/2052	125	90
Prudential Financial
3.905%, 12/07/2047	30	23
Prudential Financial MTN
5.700%, 12/14/2036	272	279
Raymond James Financial
3.750%, 04/01/2051	225	160
S&P Global
3.250%, 12/01/2049	320	221
Swiss RE Subordinated Finance
6.191%, TSFR3M + 2.125%, 04/01/2046 (A)(C)	200	196
Teachers Insurance & Annuity Association of America
4.270%, 05/15/2047 (A)	295	233
Travelers
5.450%, 05/25/2053	265	253
Truist Financial MTN
5.867%, SOFRRATE + 2.361%, 06/08/2034 (C)	430	441
5.711%, SOFRRATE + 1.922%, 01/24/2035 (C)	465	472

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
US Bancorp
5.836%, SOFRRATE + 2.260%, 06/12/2034 (C)	$140	$144
5.678%, SOFRRATE + 1.860%, 01/23/2035 (C)	315	321
4.839%, SOFRRATE + 1.600%, 02/01/2034 (C)	135	131
Visa
4.300%, 12/14/2045	130	111
Wells Fargo
5.850%, 02/01/2037	1,785	1,811
5.605%, SOFRRATE + 1.740%, 04/23/2036 (C)	315	319
5.499%, SOFRRATE + 1.780%, 01/23/2035 (C)	115	116
5.389%, SOFRRATE + 2.020%, 04/24/2034 (C)	1,095	1,100
3.068%, SOFRRATE + 2.530%, 04/30/2041 (C)	110	80
Wells Fargo MTN
5.557%, SOFRRATE + 1.990%, 07/25/2034 (C)	625	633
5.013%, TSFR3M + 4.502%, 04/04/2051 (C)	1,884	1,653
4.900%, 11/17/2045	205	175
4.650%, 11/04/2044	485	403
4.611%, SOFRRATE + 2.130%, 04/25/2053 (C)	275	227
Westpac Banking
3.133%, 11/18/2041	180	127
Willis North America
3.875%, 09/15/2049	160	114
XL Group
5.250%, 12/15/2043	287	270

		53,399

Health Care — 9.2%
Abbott Laboratories
4.900%, 11/30/2046	355	329
AbbVie
5.600%, 03/15/2055	285	278
5.500%, 03/15/2064	520	493
5.400%, 03/15/2054	970	918
5.350%, 03/15/2044	115	110
4.850%, 06/15/2044	195	175
4.700%, 05/14/2045	704	618
4.550%, 03/15/2035	570	544
4.450%, 05/14/2046	40	34
4.400%, 11/06/2042	1,584	1,360
4.250%, 11/21/2049	355	284
4.050%, 11/21/2039	345	295
Alcon Finance
3.800%, 09/23/2049 (A)	295	208

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Amgen
5.750%, 03/02/2063	$735	$695
5.650%, 03/02/2053	1,280	1,218
5.600%, 03/02/2043	280	272
4.400%, 05/01/2045	1,494	1,239
4.400%, 02/22/2062	125	95
4.200%, 02/22/2052	471	359
AstraZeneca PLC
6.450%, 09/15/2037	555	613
Baxter International
3.132%, 12/01/2051	315	194
BayCare Health System
3.831%, 11/15/2050	270	200
Bayer US Finance II LLC
4.700%, 07/15/2064 (A)	50	36
4.625%, 06/25/2038 (A)	100	86
Bayer US Finance LLC
6.875%, 11/21/2053 (A)	483	489
Baylor Scott & White Holdings
4.185%, 11/15/2045	390	316
Becton Dickinson
3.794%, 05/20/2050	200	143
Biogen
6.450%, 05/15/2055	340	340
Bristol-Myers Squibb
6.400%, 11/15/2063	195	205
5.550%, 02/22/2054	786	747
4.250%, 10/26/2049	633	499
3.700%, 03/15/2052	395	279
Children's Hospital Medical Center
2.820%, 11/15/2050	450	277
Cigna Group
5.600%, 02/15/2054	500	462
4.900%, 12/15/2048	110	93
4.800%, 07/15/2046	283	240
3.875%, 10/15/2047	720	523
CVS Health
6.750%, H15T5Y + 2.516%, 12/10/2054 (C)	160	156
6.000%, 06/01/2044	185	177
5.875%, 06/01/2053	210	193
5.125%, 07/20/2045	325	279
5.050%, 03/25/2048	3,115	2,597
4.780%, 03/25/2038	439	390
4.125%, 04/01/2040	94	76
Danaher
2.800%, 12/10/2051	325	196
Elevance Health
5.700%, 02/15/2055	235	221
5.650%, 06/15/2054	423	395
4.650%, 01/15/2043	15	13
4.375%, 12/01/2047	993	789
3.700%, 09/15/2049	390	272

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.600%, 03/15/2051	$125	$85
Eli Lilly
5.500%, 02/12/2055	1,250	1,223
5.200%, 08/14/2064	90	83
5.100%, 02/09/2064	868	782
5.050%, 08/14/2054	140	128
5.000%, 02/09/2054	340	308
4.950%, 02/27/2063	320	282
4.875%, 02/27/2053	428	380
3.950%, 03/15/2049	105	81
Gilead Sciences
5.600%, 11/15/2064	160	152
5.500%, 11/15/2054	1,400	1,338
4.600%, 09/01/2035	440	421
4.500%, 02/01/2045	465	397
2.600%, 10/01/2040	330	231
GlaxoSmithKline Capital
6.375%, 05/15/2038	145	158
HCA
6.200%, 03/01/2055	605	591
6.100%, 04/01/2064	40	38
5.950%, 09/15/2054	227	214
5.500%, 06/15/2047	30	27
4.625%, 03/15/2052	810	633
3.500%, 07/15/2051	352	226
Health Care Service A Mutual Legal Reserve
5.875%, 06/15/2054 (A)	380	358
3.200%, 06/01/2050 (A)	562	354
Humana
5.750%, 04/15/2054	470	422
4.950%, 10/01/2044	245	204
Johnson & Johnson
5.250%, 06/01/2054	100	97
3.400%, 01/15/2038	505	426
Kaiser Foundation Hospitals
3.266%, 11/01/2049	330	222
3.002%, 06/01/2051	380	239
2.810%, 06/01/2041	275	191
Mass General Brigham
3.192%, 07/01/2049	125	82
Memorial Health Services
3.447%, 11/01/2049	180	123
Merck
5.150%, 05/17/2063	180	162
5.000%, 05/17/2053	525	470
4.900%, 05/17/2044	400	365
2.900%, 12/10/2061	635	359
2.750%, 12/10/2051	120	72
2.450%, 06/24/2050	150	85
Northwell Healthcare
4.260%, 11/01/2047	170	130
Pfizer
4.000%, 12/15/2036	180	163

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	$185	$166
5.300%, 05/19/2053	1,250	1,146
5.110%, 05/19/2043	675	629
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	525	374
Revvity
3.625%, 03/15/2051	200	132
Roche Holdings
5.218%, 03/08/2054 (A)	555	522
Solventum
6.000%, 05/15/2064	140	134
5.900%, 04/30/2054	835	801
Stryker
4.100%, 04/01/2043	290	235
Takeda Pharmaceutical
5.650%, 07/05/2054	395	373
Thermo Fisher Scientific
4.100%, 08/15/2047	140	111
2.800%, 10/15/2041	235	164
UnitedHealth Group
6.875%, 02/15/2038	235	260
5.950%, 02/15/2041	20	20
5.875%, 02/15/2053	800	772
5.750%, 07/15/2064	648	605
5.625%, 07/15/2054	1,845	1,724
5.500%, 07/15/2044	495	465
5.500%, 04/15/2064	230	207
5.375%, 04/15/2054	675	608
4.950%, 05/15/2062	90	74
4.750%, 05/15/2052	460	378
4.250%, 04/15/2047	325	254
4.200%, 01/15/2047	350	271
3.700%, 08/15/2049	365	256
3.250%, 05/15/2051	645	412
3.050%, 05/15/2041	260	185
2.900%, 05/15/2050	115	69
2.750%, 05/15/2040	65	46
Viatris
4.000%, 06/22/2050	360	230
3.850%, 06/22/2040	180	128
Wyeth LLC
5.950%, 04/01/2037	436	457

		45,530

Industrials — 6.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.850%, 10/29/2041	1,205	938
BAE Systems Holdings
4.750%, 10/07/2044 (A)	373	329

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BAE Systems PLC
5.800%, 10/11/2041 (A)	$150	$150
3.000%, 09/15/2050 (A)	275	174
Boeing
7.008%, 05/01/2064	235	251
6.858%, 05/01/2054	505	539
5.930%, 05/01/2060	425	393
5.805%, 05/01/2050	1,180	1,105
5.705%, 05/01/2040	1,830	1,766
3.750%, 02/01/2050	1,223	838
Booz Allen Hamilton
5.950%, 04/15/2035	350	346
Burlington Northern Santa Fe LLC
6.200%, 08/15/2036	480	522
6.150%, 05/01/2037	320	343
5.750%, 05/01/2040	65	66
5.500%, 03/15/2055	1,042	1,008
5.200%, 04/15/2054	40	37
4.450%, 01/15/2053	146	121
4.400%, 03/15/2042	1,040	897
3.300%, 09/15/2051	790	531
3.050%, 02/15/2051	65	42
2.875%, 06/15/2052	100	61
Canadian National Railway
6.200%, 06/01/2036	156	167
3.650%, 02/03/2048	355	264
Canadian Pacific Railway
6.125%, 09/15/2115	240	235
4.200%, 11/15/2069	298	216
3.000%, 12/02/2041	270	192
CRH America Finance
5.875%, 01/09/2055	456	448
CSX
4.900%, 03/15/2055	778	678
4.750%, 05/30/2042	425	379
4.750%, 11/15/2048	187	162
4.500%, 11/15/2052	185	152
Cummins
5.450%, 02/20/2054	229	216
Deere
5.700%, 01/19/2055	150	151
3.750%, 04/15/2050	431	327
Emerson Electric
2.800%, 12/21/2051	553	335
FedEx
4.400%, 01/15/2047 (A)	155	118
4.050%, 02/15/2048 (A)	275	197
Ferguson Enterprises
5.000%, 10/03/2034	386	371
General Dynamics
4.250%, 04/01/2040	155	135
4.250%, 04/01/2050	30	25

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
General Electric MTN
5.068%, TSFR3M + 0.742%, 08/15/2036 (C)	$450	$417
Honeywell International
5.250%, 03/01/2054	995	920
L3Harris Technologies
5.500%, 08/15/2054	465	437
Lockheed Martin
5.700%, 11/15/2054	470	462
5.200%, 02/15/2055	620	570
4.700%, 05/15/2046	691	604
4.090%, 09/15/2052	50	38
4.070%, 12/15/2042	230	190
Norfolk Southern
5.950%, 03/15/2064	65	64
5.100%, 08/01/2118	284	234
4.837%, 10/01/2041	285	255
4.800%, 08/15/2043	408	344
3.942%, 11/01/2047	100	76
3.700%, 03/15/2053	265	187
Northrop Grumman
5.200%, 06/01/2054	525	477
5.150%, 05/01/2040	445	426
4.950%, 03/15/2053	261	229
4.750%, 06/01/2043	250	222
4.030%, 10/15/2047	490	381
3.850%, 04/15/2045	430	332
Owens Corning
5.950%, 06/15/2054	200	197
Parker-Hannifin MTN
4.450%, 11/21/2044	195	164
Quanta Services
3.050%, 10/01/2041	309	213
RTX
6.400%, 03/15/2054	225	240
5.375%, 02/27/2053	40	37
4.500%, 06/01/2042	930	805
4.350%, 04/15/2047	630	513
3.125%, 07/01/2050	60	38
3.030%, 03/15/2052	600	373
2.820%, 09/01/2051	335	200
Siemens Funding BV
5.800%, 05/28/2055 (A)	460	466
Snap-on
3.100%, 05/01/2050	361	235
TTX
4.600%, 02/01/2049 (A)	250	209
Uber Technologies
5.350%, 09/15/2054	415	377
Union Pacific
5.600%, 12/01/2054	150	145
3.875%, 02/01/2055	145	105
3.839%, 03/20/2060	885	619

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.799%, 04/06/2071	$1,137	$753
3.500%, 02/14/2053	125	86
3.375%, 02/14/2042	60	45
3.250%, 02/05/2050	260	175
Union Pacific MTN
3.550%, 08/15/2039	65	53
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	125	118
United Airlines Pass-Through Trust, Ser 2023-1, Cl A
5.800%, 01/15/2036	588	588
United Parcel Service
6.050%, 05/14/2065	210	209
5.950%, 05/14/2055	265	264
5.500%, 05/22/2054	375	354
5.050%, 03/03/2053	235	207
3.625%, 10/01/2042	220	166
Verisk Analytics
3.625%, 05/15/2050	310	216
Waste Management
5.350%, 10/15/2054	670	634
3.900%, 03/01/2035	115	104
2.950%, 06/01/2041	360	258
WW Grainger
4.600%, 06/15/2045	165	143

		31,399

Information Technology — 4.8%
Amphenol
5.375%, 11/15/2054	231	220
Analog Devices
2.950%, 10/01/2051	235	148
2.800%, 10/01/2041	250	178
Apple
4.650%, 02/23/2046	579	520
4.375%, 05/13/2045	505	438
3.850%, 05/04/2043	30	25
3.750%, 09/12/2047	150	116
3.450%, 02/09/2045	470	358
2.800%, 02/08/2061	625	362
2.700%, 08/05/2051	1,820	1,106
2.650%, 05/11/2050	255	156
2.650%, 02/08/2051	565	343
2.375%, 02/08/2041	265	181
AppLovin
5.950%, 12/01/2054	510	487
Broadcom
3.750%, 02/15/2051 (A)	245	177
3.500%, 02/15/2041 (A)	385	299
3.137%, 11/15/2035 (A)	715	592
Cisco Systems
5.900%, 02/15/2039	296	312

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.300%, 02/26/2054	$1,420	$1,344
Corning
5.450%, 11/15/2079	165	144
Foundry JV Holdco LLC
6.300%, 01/25/2039 (A)	246	252
6.200%, 01/25/2037 (A)	320	327
6.100%, 01/25/2036 (A)	245	249
Intel
5.700%, 02/10/2053	220	198
5.625%, 02/10/2043	45	41
5.600%, 02/21/2054	275	244
4.900%, 08/05/2052	335	268
4.750%, 03/25/2050	360	284
3.734%, 12/08/2047	528	359
3.250%, 11/15/2049	550	335
3.050%, 08/12/2051	315	181
International Business Machines
5.700%, 02/10/2055	850	817
Intuit
5.500%, 09/15/2053	200	194
KLA
5.000%, 03/15/2049	302	271
4.950%, 07/15/2052	100	88
3.300%, 03/01/2050	90	61
Lam Research
2.875%, 06/15/2050	187	118
Micron Technology
6.050%, 11/01/2035	350	357
Microsoft
4.500%, 06/15/2047	95	85
2.921%, 03/17/2052	3,093	2,010
2.675%, 06/01/2060	145	84
2.525%, 06/01/2050	30	18
NVIDIA
3.500%, 04/01/2050	670	492
NXP BV / NXP FUNDING LLC / NXP USA
3.250%, 05/11/2041	330	235
Oracle
6.900%, 11/09/2052	135	146
6.125%, 08/03/2065	105	102
6.000%, 08/03/2055	520	504
5.550%, 02/06/2053	75	69
5.500%, 09/27/2064	275	242
5.375%, 09/27/2054	270	240
4.375%, 05/15/2055	1,110	842
4.125%, 05/15/2045	330	254
4.000%, 07/15/2046	1,265	947
4.000%, 11/15/2047	1,392	1,033
3.950%, 03/25/2051	1,370	980
3.800%, 11/15/2037	685	571
3.650%, 03/25/2041	715	549
3.600%, 04/01/2050	255	173

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Salesforce
2.900%, 07/15/2051	$380	$236
2.700%, 07/15/2041	50	35
Synopsys
5.700%, 04/01/2055	662	632
Texas Instruments
5.150%, 02/08/2054	550	504
5.050%, 05/18/2063	587	518
5.000%, 03/14/2053	200	179

		23,830

Materials — 1.3%
Amcor Flexibles North America
5.500%, 03/17/2035 (A)	275	272
Anglo American Capital PLC
6.000%, 04/05/2054 (A)	530	505
4.750%, 03/16/2052 (A)	181	145
3.950%, 09/10/2050 (A)	415	296
Berry Global
5.650%, 01/15/2034	325	327
BHP Billiton Finance USA
5.500%, 09/08/2053	130	125
5.250%, 09/08/2033	60	60
5.000%, 09/30/2043	335	309
Dow Chemical
3.600%, 11/15/2050	330	216
DuPont de Nemours
5.319%, 11/15/2038	408	416
FMC
4.500%, 10/01/2049	130	93
Glencore Finance Canada
6.000%, 11/15/2041 (A)	311	304
5.550%, 10/25/2042 (A)	215	198
Glencore Funding LLC
6.141%, 04/01/2055 (A)	665	652
5.893%, 04/04/2054 (A)	25	24
3.875%, 04/27/2051 (A)	10	7
International Flavors & Fragrances
5.000%, 09/26/2048	579	475
3.268%, 11/15/2040 (A)	190	135
Martin Marietta Materials
5.500%, 12/01/2054	343	320
Rio Tinto Finance USA LTD
5.200%, 11/02/2040	200	192
Rio Tinto Finance USA PLC
5.875%, 03/14/2065	170	165
5.750%, 03/14/2055	429	417
5.125%, 03/09/2053	40	36
Smurfit Kappa Treasury ULC
5.438%, 04/03/2034	400	400

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Vulcan Materials
5.700%, 12/01/2054	$224	$215

		6,304

Real Estate — 0.9%
Alexandria Real Estate Equities
4.850%, 04/15/2049	60	48
3.550%, 03/15/2052	465	303
American Assets Trust
6.150%, 10/01/2034	280	274
American Homes 4 Rent LP
4.300%, 04/15/2052	230	174
3.375%, 07/15/2051	425	272
American Tower
3.100%, 06/15/2050	300	190
AvalonBay Communities
5.350%, 06/01/2034	160	162
Crown Castle
5.200%, 02/15/2049	90	78
2.900%, 04/01/2041	134	93
Equinix
2.950%, 09/15/2051	280	168
GLP Capital LP / GLP Financing II
6.750%, 12/01/2033	115	121
Invitation Homes Operating Partnership LP
5.500%, 08/15/2033	80	80
Kilroy Realty LP
6.250%, 01/15/2036	25	25
2.650%, 11/15/2033	25	19
Kimco Realty
4.250%, 04/01/2045	55	44
NNN REIT
4.800%, 10/15/2048	85	70
3.000%, 04/15/2052	195	117
Prologis LP
5.250%, 03/15/2054	65	60
Public Storage Operating
5.350%, 08/01/2053	75	70
Realty Income
5.375%, 09/01/2054	165	154
Regency Centers LP
4.650%, 03/15/2049	285	240
4.400%, 02/01/2047	120	97
Simon Property Group LP
6.750%, 02/01/2040	434	484
6.650%, 01/15/2054	120	129
5.850%, 03/08/2053	572	558
4.250%, 11/30/2046	30	24
3.800%, 07/15/2050	45	32
3.250%, 09/13/2049	345	226

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
VICI Properties LP
5.625%, 05/15/2052	$370	$331

		4,643

Utilities — 9.6%
AEP Transmission LLC
3.800%, 06/15/2049	195	140
3.650%, 04/01/2050	150	107
Alabama Power
4.300%, 07/15/2048	560	451
3.700%, 12/01/2047	486	358
Ameren Illinois
5.625%, 03/01/2055	332	320
American Electric Power
3.250%, 03/01/2050	293	185
Appalachian Power
4.450%, 06/01/2045	650	513
Arizona Public Service
3.350%, 05/15/2050	370	243
Baltimore Gas and Electric
4.550%, 06/01/2052	625	508
2.900%, 06/15/2050	240	147
Berkshire Hathaway Energy
6.125%, 04/01/2036	1,931	2,029
4.600%, 05/01/2053	90	73
4.450%, 01/15/2049	200	160
4.250%, 10/15/2050	365	281
Boston Gas
6.119%, 07/20/2053 (A)	145	141
Brooklyn Union Gas
6.415%, 07/18/2054 (A)	75	75
CenterPoint Energy Houston Electric LLC
3.600%, 03/01/2052	100	70
Cleco Power
6.000%, 12/01/2040	210	213
CMS Energy
4.875%, 03/01/2044	637	553
Commonwealth Edison
5.950%, 06/01/2055	260	261
4.350%, 11/15/2045	865	712
3.850%, 03/15/2052	385	278
3.700%, 03/01/2045	600	451
3.200%, 11/15/2049	240	156
Consolidated Edison of New York
6.300%, 08/15/2037	585	624
6.150%, 11/15/2052	185	189
5.900%, 11/15/2053	20	20
5.700%, 05/15/2054	365	354
5.500%, 03/15/2055	840	790
4.450%, 03/15/2044	335	282
3.700%, 11/15/2059	800	533
Constellation Energy Generation LLC
6.250%, 10/01/2039	150	156

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.600%, 06/15/2042	$275	$264
Consumers Energy
3.100%, 08/15/2050	125	82
Dominion Energy
5.250%, 08/01/2033	315	312
4.900%, 08/01/2041	945	825
3.300%, 04/15/2041	545	390
DTE Electric
4.050%, 05/15/2048	355	279
Duke Energy
5.000%, 08/15/2052	293	247
Duke Energy Carolinas LLC
6.000%, 01/15/2038	284	295
5.400%, 01/15/2054	260	242
5.350%, 01/15/2053	280	259
5.300%, 02/15/2040	820	804
4.250%, 12/15/2041	500	416
Duke Energy Florida LLC
6.400%, 06/15/2038	210	226
6.350%, 09/15/2037	240	259
6.200%, 11/15/2053	125	129
Duke Energy Indiana LLC
6.450%, 04/01/2039	120	129
6.350%, 08/15/2038	120	129
4.900%, 07/15/2043	345	306
Duke Energy Ohio
5.550%, 03/15/2054	235	220
Duke Energy Progress LLC
5.550%, 03/15/2055	420	400
4.375%, 03/30/2044	815	673
4.100%, 05/15/2042	405	329
Electricite de France
6.375%, 01/13/2055 (A)	195	192
Elm Road Generating Station Supercritical LLC
5.848%, 01/19/2041 (A)	500	514
Entergy Arkansas LLC
5.750%, 06/01/2054	335	323
Entergy Louisiana LLC
5.800%, 03/15/2055	420	407
5.700%, 03/15/2054	135	129
4.200%, 04/01/2050	380	292
Entergy Mississippi LLC
5.850%, 06/01/2054	230	224
Entergy Texas
5.000%, 09/15/2052	100	85
3.550%, 09/30/2049	235	161
Essential Utilities
5.300%, 05/01/2052	70	62
4.276%, 05/01/2049	395	297
Exelon
4.950%, 06/15/2035	230	220

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Florida Power & Light
5.960%, 04/01/2039	$215	$225
5.800%, 03/15/2065	280	275
5.700%, 03/15/2055	1,325	1,304
5.690%, 03/01/2040	181	184
5.600%, 06/15/2054	252	245
5.400%, 09/01/2035	1,215	1,240
Idaho Power
5.700%, 03/15/2055	200	190
Indiana Michigan Power
5.625%, 04/01/2053	120	114
Interstate Power and Light
5.450%, 09/30/2054	75	69
3.100%, 11/30/2051	430	265
Jersey Central Power & Light
6.400%, 05/15/2036	925	976
KeySpan Gas East
5.819%, 04/01/2041 (A)	500	472
Massachusetts Electric
5.900%, 11/15/2039 (A)	85	85
MidAmerican Energy
5.300%, 02/01/2055	534	490
4.800%, 09/15/2043	325	289
4.250%, 07/15/2049	350	276
MidAmerican Energy MTN
5.800%, 10/15/2036	205	214
Narragansett Electric
4.170%, 12/10/2042 (A)	920	722
Nevada Power
6.000%, 03/15/2054	175	173
Niagara Mohawk Power
3.025%, 06/27/2050 (A)	300	180
NiSource
5.850%, 04/01/2055	165	159
Northern States Power
5.650%, 05/15/2055	387	375
5.350%, 11/01/2039	650	644
5.100%, 05/15/2053	165	148
4.500%, 06/01/2052	80	66
3.400%, 08/15/2042	250	187
3.200%, 04/01/2052	65	43
NSTAR Electric
4.550%, 06/01/2052	638	518
4.400%, 03/01/2044	205	169
Oglethorpe Power
5.250%, 09/01/2050	586	504
5.050%, 10/01/2048	415	358
4.500%, 04/01/2047	205	163
Oncor Electric Delivery LLC
5.800%, 04/01/2055 (A)	420	408
5.350%, 10/01/2052	195	178
5.300%, 06/01/2042	180	168
5.250%, 09/30/2040	745	713

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.950%, 09/15/2052	$215	$186
2.700%, 11/15/2051	160	91
Pacific Gas and Electric
6.750%, 01/15/2053	1,438	1,432
5.900%, 10/01/2054	160	143
5.250%, 03/01/2052	330	269
4.950%, 07/01/2050	410	325
4.500%, 07/01/2040	320	262
4.200%, 06/01/2041	135	102
3.500%, 08/01/2050	100	64
3.300%, 08/01/2040	100	71
PacifiCorp
6.000%, 01/15/2039	357	360
5.800%, 01/15/2055	86	81
5.500%, 05/15/2054	296	266
PECO Energy
5.250%, 09/15/2054	195	180
4.375%, 08/15/2052	100	80
Piedmont Natural Gas
4.650%, 08/01/2043	330	279
Potomac Electric Power
5.500%, 03/15/2054	215	203
PPL Electric Utilities
4.150%, 06/15/2048	195	154
4.125%, 06/15/2044	765	623
Public Service Electric and Gas
5.500%, 03/01/2055	156	150
5.300%, 08/01/2054	610	567
Public Service Electric and Gas MTN
3.650%, 09/01/2042	335	258
Public Service of Colorado
6.250%, 09/01/2037	340	359
4.500%, 06/01/2052	100	79
4.100%, 06/15/2048	330	251
4.050%, 09/15/2049	63	47
Public Service of New Hampshire
5.150%, 01/15/2053	150	134
Puget Sound Energy
5.685%, 06/15/2054	90	86
2.893%, 09/15/2051	190	114
San Diego Gas & Electric
3.320%, 04/15/2050	45	29
Sempra
6.000%, 10/15/2039	500	496
3.800%, 02/01/2038	375	304
Southern California Edison
6.200%, 09/15/2055	70	65
3.900%, 03/15/2043	565	409
Southern California Gas
6.000%, 06/15/2055	150	149
5.750%, 06/01/2053	365	347
5.600%, 04/01/2054	105	98
3.750%, 09/15/2042	320	241

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Southern Gas Capital
4.400%, 06/01/2043	$645	$528
Southwestern Electric Power
6.200%, 03/15/2040	480	493
3.250%, 11/01/2051	320	198
Southwestern Public Service
4.400%, 11/15/2048	690	539
Tampa Electric
3.450%, 03/15/2051	50	33
Tucson Electric Power
3.250%, 05/01/2051	310	197
Union Electric
5.125%, 03/15/2055	225	201
Virginia Electric and Power
5.650%, 03/15/2055	360	342
5.450%, 04/01/2053	250	231
5.350%, 01/15/2054	424	385
4.450%, 02/15/2044	500	414
Wisconsin Public Service
3.300%, 09/01/2049	175	116
2.850%, 12/01/2051	250	149
Xcel Energy
4.800%, 09/15/2041	50	42

		47,505

Total Corporate Obligations
(Cost $333,786) ($ Thousands)		304,602

U.S. TREASURY OBLIGATIONS — 33.1%
U.S. Treasury Bonds
5.000%, 05/15/2045	4,145	4,187
4.901%, 11/15/2042 (D)	2,225	910
4.750%, 02/15/2045	11,705	11,425
4.750%, 11/15/2053	3,335	3,236
4.750%, 05/15/2055	24,683	24,050
4.625%, 05/15/2044	2,761	2,658
4.625%, 11/15/2044	9,063	8,705
4.625%, 05/15/2054	880	837
4.625%, 02/15/2055	12,420	11,814
4.577%, 11/15/2047 (D)	2,860	916
4.506%, 05/15/2050 (D)	6,235	1,795
4.500%, 02/15/2044	4,551	4,316
4.250%, 02/15/2054	4,484	4,005
4.250%, 08/15/2054	812	726
4.000%, 11/15/2052	490	419
3.750%, 08/15/2041	810	712
3.750%, 11/15/2043	955	818
3.652%, 08/15/2043 (D)	9,912	4,003
3.625%, 08/15/2043	1,077	909
3.625%, 02/15/2044	1,491	1,251
3.625%, 05/15/2053	4,759	3,797

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.564%, 08/15/2045 (D)	$3,925	$1,417
3.375%, 11/15/2048 (E)	12,805	9,902
3.125%, 11/15/2041	1,295	1,040
3.125%, 02/15/2043	1,555	1,226
3.125%, 08/15/2044	2,225	1,717
3.000%, 05/15/2047	820	601
3.000%, 08/15/2048	11,185	8,084
3.000%, 08/15/2052	754	532
2.875%, 05/15/2052	2,015	1,384
2.750%, 08/15/2042	820	615
2.750%, 11/15/2042	705	526
2.750%, 11/15/2047	575	399
2.500%, 02/15/2045	4,775	3,285
2.375%, 11/15/2049	705	443
2.375%, 05/15/2051	1,475	913
2.250%, 08/15/2046	10,625	6,799
2.250%, 02/15/2052	3,330	1,983
2.000%, 11/15/2041	15,045	10,139
2.000%, 08/15/2051	2,940	1,652
1.875%, 11/15/2051	1,550	840
1.750%, 08/15/2041	3,450	2,241
1.375%, 11/15/2040	450	281
1.375%, 08/15/2050	4,035	1,936
1.125%, 08/15/2040	670	403
U.S. Treasury Inflation Protected Securities
2.125%, 01/15/2035	1,165	1,173
U.S. Treasury Notes
4.250%, 11/15/2034	108	107
4.250%, 05/15/2035	11,657	11,526
4.000%, 05/31/2030	280	281
3.875%, 08/15/2034	1,164	1,121

Total U.S. Treasury Obligations
(Cost $173,462) ($ Thousands)		164,055

MUNICIPAL BONDS — 1.8%
California — 1.3%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	600	617
California State, Build America Project, GO
7.500%, 04/01/2034	1,185	1,358
7.350%, 11/01/2039	730	834
California State, GO
5.875%, 10/01/2041	510	517
California State, Health Facilities Financing Authority, Ser 2021A, RB
3.000%, 08/15/2051	125	87
Los Angeles, Department of Airports, RB
6.582%, 05/15/2039	230	246

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Regents of the University of California Medical Center, Ser N, RB
3.256%, 05/15/2060	$790	$484
Riverside County, Pension Obligation, RB
3.818%, 02/15/2038	345	314
San Francisco, Public Utilities Commission, Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	1,235	1,266
University of California Regents, Build America Project, Ser H, RB
6.548%, 05/15/2048	605	636
University of California, Ser AD, RB
4.858%, 05/15/2112	335	271

		6,630

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, Ser 2010A, RB
6.637%, 04/01/2057	266	282

Illinois — 0.1%
Greater Chicago, Metropolitan Water Reclamation District, Build America Project, GO
5.720%, 12/01/2038	545	555

Maryland — 0.1%
Maryland Economic Development, RB
5.433%, 05/31/2056	240	223

Massachusetts — 0.0%
Massachusetts State, School Building Authority, Sub-Ser B, RB
3.395%, 10/15/2040	240	198

New Jersey — 0.0%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	60	71

Texas — 0.2%
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	490	530
Texas State, Private Activity Bond Surface Transportation, RB
3.922%, 12/31/2049	355	271

		801

Total Municipal Bonds
(Cost $9,919) ($ Thousands)		8,760

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT — 1.1%

Chile Government International Bond
5.330%, 01/05/2054	$255	$234
4.340%, 03/07/2042	235	199
3.860%, 06/21/2047	30	23
3.100%, 01/22/2061	30	17
Israel Government International Bond
3.875%, 07/03/2050	135	92
3.375%, 01/15/2050	490	303
Mexico Government International Bond
7.375%, 05/13/2055	727	719
6.400%, 05/07/2054	383	337
6.338%, 05/04/2053	1,247	1,092
5.750%, 10/12/2110	169	128
5.000%, 04/27/2051	760	563
4.400%, 02/12/2052	790	526
4.280%, 08/14/2041	174	128
Perusahaan Penerbit SBSN Indonesia III
3.550%, 06/09/2051(A)	85	59
Philippine Government International Bond
5.900%, 02/04/2050	680	679
Republic of Poland Government International Bond
5.500%, 04/04/2053	100	91

Total Sovereign Debt
(Cost $5,885) ($ Thousands)		5,190

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.5%
Tennessee Valley Authority, PO
0.000%, 01/15/2038(B)	3,700	1,898
Tennessee Valley Authority
5.250%, 09/15/2039	285	294
5.250%, 02/01/2055	432	409

Total U.S. Government Agency Obligations
(Cost $2,860) ($ Thousands)		2,601

MORTGAGE-BACKED SECURITIES — 0.2%
Agency Mortgage-Backed Obligations — 0.2%
FHLMC REMIC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	30	30
FNMA REMIC CMO, Ser 2007-68, Cl SC, IO
2.264%, 07/25/2037(C)	8	1
GNMA ARM
4.875%, H15T1Y + 1.500%, 06/20/2032(C)	15	15
GNMA CMO, Ser 2010-4, Cl NS, IO
1.947%, 01/16/2040(C)	29	3

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/2041(B)(F)	$1,237	$865

		914
Non-Agency Mortgage-Backed Obligations — 0.0%
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
5.299%, TSFR1M + 0.974%, 09/25/2034(C)	7	6
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	5	4
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.955%, 12/25/2034(C)	11	10
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
5.099%, TSFR1M + 0.774%, 01/25/2045(C)	17	17

		37
Total Mortgage-Backed Securities
(Cost $87) ($ Thousands)		951

	Shares
CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	11,325,133	11,325
Total Cash Equivalent
(Cost $11,325) ($ Thousands)		11,325
Total Investments in Securities — 100.5%
(Cost $537,324) ($ Thousands)		$497,484

SEI Institutional Investments Trust

A list of the open futures contracts held by the Fund at May 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	77	Sep-2025	$15,956	$15,973	$17
U.S. 5-Year Treasury Note	143	Sep-2025	15,419	15,472	53
U.S. Long Treasury Bond	11	Sep-2025	1,242	1,240	(2)
U.S. Ultra Long Treasury Bond	62	Sep-2025	7,021	7,196	175
Ultra 10-Year U.S. Treasury Note	23	Sep-2025	2,552	2,588	36
			42,190	42,469	279
Short Contracts
U.S. 5-Year Treasury Note	(30)	Sep-2025	$(3,235)	$(3,246)	$(11)
U.S. Long Treasury Bond	(11)	Sep-2025	(1,213)	(1,240)	(27)
U.S. Ultra Long Treasury Bond	(8)	Sep-2025	(912)	(929)	(17)
Ultra 10-Year U.S. Treasury Note	(61)	Sep-2025	(6,772)	(6,865)	(93)
			(12,132)	(12,280)	(148)
			$30,058	$30,189	$131

Percentages are based on Net Assets of $495,003 ($ Thousands).
**	The rate reported is the 7-day effective yield as of May 31, 2025.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2025, the value of these securities amounted to $23,546 ($ Thousands), representing 4.8% of the Net Assets of the Fund.

(B)	Zero coupon security.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Interest rate represents the security's effective yield at the time of purchase.
(E)	Security, or a portion thereof, has been pledged as collateral on open futures contracts. The total market value of such securities as of May 31, 2025 was 193 ($ Thousands).
(F)	No interest rate available.

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	304,602	–	304,602
U.S. Treasury Obligations	–	164,055	–	164,055
Municipal Bonds	–	8,760	–	8,760
Sovereign Debt	–	5,190	–	5,190
U.S. Government Agency Obligations	–	2,601	–	2,601
Mortgage-Backed Securities	–	951	–	951
Cash Equivalent	11,325	–	–	11,325
Total Investments in Securities	11,325	486,159	–	497,484

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	281	–	–	281
Unrealized Depreciation	(150)	–	–	(150)
Total Other Financial Instruments	131	–	–	131

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Long Duration Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$23,868	$356,840	$(369,383)	$—	$—	$11,325	$278	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Long Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 86.8%
Communication Services — 5.4%
Alphabet
5.300%, 05/15/2065	$4,127	$3,952
5.250%, 05/15/2055	4,890	4,729
2.050%, 08/15/2050	2,229	1,212
America Movil
6.125%, 03/30/2040	105	107
AT&T
4.300%, 12/15/2042	500	414
3.550%, 09/15/2055	860	569
3.500%, 06/01/2041	560	428
3.500%, 09/15/2053	2,857	1,898
Charter Communications Operating LLC / Charter Communications Operating Capital
6.484%, 10/23/2045	2,620	2,521
4.800%, 03/01/2050	1,525	1,179
Comcast
4.600%, 08/15/2045	1,150	973
4.049%, 11/01/2052	5,368	3,955
4.000%, 03/01/2048	3,165	2,379
3.969%, 11/01/2047	7,135	5,350
3.400%, 07/15/2046	3,685	2,554
2.987%, 11/01/2063	33,199	18,278
2.937%, 11/01/2056	40,855	23,361
2.887%, 11/01/2051	17,522	10,398
2.800%, 01/15/2051	345	202
Meta Platforms
5.750%, 05/15/2063	1,665	1,645
5.600%, 05/15/2053	4,890	4,783
5.550%, 08/15/2064	8,240	7,885
5.400%, 08/15/2054	10,436	9,907
4.450%, 08/15/2052	8,259	6,830
NBCUniversal Media LLC
4.450%, 01/15/2043	1,157	969
Paramount Global
6.875%, 04/30/2036	680	691
5.900%, 10/15/2040	355	317
4.375%, 03/15/2043	1,930	1,407
Time Warner Cable LLC
7.300%, 07/01/2038	2,141	2,282
6.750%, 06/15/2039	945	956
5.875%, 11/15/2040	300	280
4.500%, 09/15/2042	1,000	770
T-Mobile USA
5.500%, 01/15/2055	2,361	2,182
3.300%, 02/15/2051	500	325
3.000%, 02/15/2041	560	401
TWDC Enterprises 18
4.125%, 12/01/2041	1,475	1,224
TWDC Enterprises 18 MTN
4.125%, 06/01/2044	1,854	1,512

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Verizon Communications
3.875%, 03/01/2052	$2,984	$2,166
3.400%, 03/22/2041	1,695	1,281
Walt Disney
3.600%, 01/13/2051	6,176	4,435
3.500%, 05/13/2040	7,265	5,834
2.750%, 09/01/2049	21,656	13,294
Warnermedia Holdings
5.391%, 03/15/2062	4,987	3,210
5.141%, 03/15/2052	1,705	1,105
5.050%, 03/15/2042	1,575	1,133

		161,283

Consumer Discretionary — 3.8%
7-Eleven
2.500%, 02/10/2041 (A)	1,155	744
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	735	582
Amazon.com
4.050%, 08/22/2047	4,431	3,607
3.950%, 04/13/2052	6,321	4,887
3.875%, 08/22/2037	2,145	1,911
3.250%, 05/12/2061	13,336	8,492
3.100%, 05/12/2051	7,149	4,735
2.875%, 05/12/2041	2,070	1,518
2.700%, 06/03/2060	6,575	3,687
2.500%, 06/03/2050	13,138	7,725
Aptiv Swiss Holdings
3.100%, 12/01/2051	1,065	610
Emory University
2.969%, 09/01/2050	1,660	1,043
Ford Foundation
2.815%, 06/01/2070	890	480
Ford Motor
4.750%, 01/15/2043	495	372
Ford Motor Credit LLC
6.500%, 02/07/2035	2,250	2,194
Georgetown University
5.215%, 10/01/2118	1,171	998
4.315%, 04/01/2049	1,705	1,368
Home Depot
5.950%, 04/01/2041	1,520	1,574
5.400%, 06/25/2064	215	201
5.300%, 06/25/2054	8,620	8,063
4.950%, 09/15/2052	1,350	1,196
4.500%, 12/06/2048	3,640	3,048
4.400%, 03/15/2045	5,945	4,996
4.250%, 04/01/2046	3,982	3,255
4.200%, 04/01/2043	1,820	1,517
3.900%, 06/15/2047	14,648	11,235
3.350%, 04/15/2050	5,260	3,599
3.300%, 04/15/2040	2,180	1,702
3.125%, 12/15/2049	2,805	1,835

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.750%, 09/15/2051	$3,295	$1,961
2.375%, 03/15/2051	6,819	3,730
Johns Hopkins University
4.083%, 07/01/2053	1,500	1,165
Lowe's
4.250%, 04/01/2052	550	418
3.700%, 04/15/2046	2,116	1,535
Massachusetts Institute of Technology
5.618%, 06/01/2055	1,635	1,631
3.067%, 04/01/2052	2,540	1,642
NIKE
3.625%, 05/01/2043	1,270	979
3.250%, 03/27/2040	3,335	2,576
Northwestern University
3.688%, 12/01/2038	1,040	900
Pomona College
2.888%, 01/01/2051	1,240	761
President & Fellows of Harvard College
3.745%, 11/15/2052	745	549
Rockefeller Foundation
2.492%, 10/01/2050	4,090	2,342
Starbucks
3.350%, 03/12/2050	905	591
Trustees of Boston College
3.042%, 07/01/2057	680	409
University of Chicago
2.761%, 04/01/2045	2,520	1,871
University of Southern California
3.841%, 10/01/2047	1,285	986
3.028%, 10/01/2039	2,300	1,823
Volkswagen Group of America Finance LLC
5.800%, 03/27/2035 (A)	830	820

		113,863

Consumer Staples — 5.6%
Altria Group
10.200%, 02/06/2039	1,136	1,550
9.950%, 11/10/2038	500	651
4.500%, 05/02/2043	100	81
4.250%, 08/09/2042	575	456
3.875%, 09/16/2046	60	43
3.400%, 02/04/2041	1,043	755
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	48,262	43,509
4.700%, 02/01/2036	17,465	16,788
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	1,240	1,559
8.000%, 11/15/2039	3,821	4,757
5.550%, 01/23/2049	6,550	6,428
BAT Capital
4.758%, 09/06/2049	1,046	840
4.390%, 08/15/2037	720	633

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.734%, 09/25/2040	$335	$257
Church & Dwight
5.000%, 06/15/2052	227	199
Coca-Cola
5.400%, 05/13/2064	2,720	2,576
5.200%, 01/14/2055	3,310	3,098
2.500%, 03/15/2051	2,085	1,212
Constellation Brands
3.750%, 05/01/2050	430	305
CSL Finance PLC
5.106%, 04/03/2034 (A)	1,345	1,344
4.750%, 04/27/2052 (A)	3,089	2,575
4.625%, 04/27/2042 (A)	320	278
Dollar Tree
3.375%, 12/01/2051	1,105	667
Hormel Foods
3.050%, 06/03/2051	1,305	830
J M Smucker
6.500%, 11/15/2043	270	282
JBS USA Holding Lux SARL
7.250%, 11/15/2053	2,645	2,917
6.500%, 12/01/2052	1,440	1,459
6.375%, 02/25/2055 (A)	1,005	999
4.375%, 02/02/2052	1,930	1,453
Kenvue
5.100%, 03/22/2043	580	548
5.050%, 03/22/2053	1,700	1,552
Kimberly-Clark
5.300%, 03/01/2041	1,315	1,273
3.900%, 05/04/2047	1,670	1,273
Kraft Heinz Foods
7.125%, 08/01/2039 (A)	1,160	1,279
Mars
5.800%, 05/01/2065 (A)	300	291
5.700%, 05/01/2055 (A)	9,635	9,347
5.650%, 05/01/2045 (A)	7,325	7,186
3.950%, 04/01/2049 (A)	2,280	1,741
Nestle Capital
5.100%, 03/12/2054 (A)	1,000	924
Nestle Holdings
3.900%, 09/24/2038 (A)	1,640	1,443
PepsiCo
5.250%, 07/17/2054	1,705	1,613
4.650%, 02/15/2053	2,834	2,432
3.450%, 10/06/2046	6,055	4,409
3.375%, 07/29/2049	580	407
Philip Morris International
4.875%, 11/15/2043	3,640	3,253
4.500%, 03/20/2042	5,750	4,951
4.125%, 03/04/2043	586	479
3.875%, 08/21/2042	945	750
Reynolds American
8.125%, 05/01/2040	2,390	2,766

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Target
2.950%, 01/15/2052	$5,555	$3,424
Walmart
4.900%, 04/28/2035	8,555	8,556
4.500%, 09/09/2052	1,930	1,659
4.500%, 04/15/2053	4,319	3,713
2.650%, 09/22/2051	4,940	3,035
2.500%, 09/22/2041	3,601	2,487

		169,292

Energy — 6.0%
BG Energy Capital PLC
5.125%, 10/15/2041 (A)	1,600	1,497
BP Capital Markets America
4.812%, 02/13/2033	4,695	4,608
3.379%, 02/08/2061	13,591	8,468
3.001%, 03/17/2052	165	101
3.000%, 02/24/2050	1,497	938
2.939%, 06/04/2051	3,840	2,338
2.772%, 11/10/2050	4,492	2,661
Cenovus Energy
6.750%, 11/15/2039	245	258
Chevron USA
2.343%, 08/12/2050	1,685	932
ConocoPhillips
5.700%, 09/15/2063	970	893
5.650%, 01/15/2065	4,360	4,016
5.550%, 03/15/2054	900	835
5.500%, 01/15/2055	1,565	1,443
5.300%, 05/15/2053	375	334
4.300%, 11/15/2044	3,645	2,937
4.025%, 03/15/2062	14,384	9,981
3.800%, 03/15/2052	2,070	1,449
Diamondback Energy
5.750%, 04/18/2054	1,516	1,359
4.250%, 03/15/2052	2,275	1,658
Eastern Energy Gas Holdings LLC
6.200%, 01/15/2055	787	786
5.650%, 10/15/2054	1,739	1,603
Enbridge
6.700%, 11/15/2053	1,175	1,231
Energy Transfer LP
6.050%, 06/01/2041	2,225	2,157
5.400%, 10/01/2047	822	709
5.150%, 03/15/2045	3,790	3,222
5.000%, 05/15/2050	255	206
Eni SpA
5.700%, 10/01/2040 (A)	2,285	2,164
Enterprise Products Operating LLC
7.550%, 04/15/2038	2,000	2,339
6.125%, 10/15/2039	1,335	1,390
5.950%, 02/01/2041	166	167
5.550%, 02/16/2055	12,102	11,292

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.900%, 05/15/2046	$6,680	$5,836
4.850%, 08/15/2042	4,025	3,568
4.850%, 03/15/2044	1,365	1,197
3.700%, 01/31/2051	370	259
3.300%, 02/15/2053	310	198
3.200%, 02/15/2052	170	107
EOG Resources
5.650%, 12/01/2054	660	625
4.950%, 04/15/2050	1,600	1,380
Equinor
5.100%, 08/17/2040	2,335	2,219
4.800%, 11/08/2043	899	806
3.700%, 04/06/2050	3,785	2,758
3.625%, 04/06/2040	2,600	2,090
3.250%, 11/18/2049	1,059	712
Exxon Mobil
4.327%, 03/19/2050	6,073	4,911
4.227%, 03/19/2040	3,450	3,023
4.114%, 03/01/2046	985	788
3.452%, 04/15/2051	14,322	9,876
3.095%, 08/16/2049	775	504
Greensaif Pipelines Bidco SARL
6.103%, 08/23/2042 (A)	1,100	1,082
Hess
6.000%, 01/15/2040	3,620	3,720
5.600%, 02/15/2041	2,555	2,477
Marathon Petroleum
5.000%, 09/15/2054	300	234
MPLX LP
4.500%, 04/15/2038	240	207
Northern Natural Gas
4.300%, 01/15/2049 (A)	1,530	1,183
Occidental Petroleum
6.450%, 09/15/2036	2,050	2,014
4.300%, 08/15/2039	462	354
Saudi Arabian Oil
6.375%, 06/02/2055 (A)	4,260	4,175
Saudi Arabian Oil MTN
5.875%, 07/17/2064 (A)	745	666
5.750%, 07/17/2054 (A)	4,630	4,199
Shell Finance US
4.550%, 08/12/2043	1,795	1,543
4.375%, 05/11/2045	10,495	8,677
4.000%, 05/10/2046	2,180	1,697
3.750%, 09/12/2046	8,159	6,111
3.250%, 04/06/2050	160	106
Shell International Finance BV
6.375%, 12/15/2038	4,496	4,879
3.625%, 08/21/2042	1,150	878
3.000%, 11/26/2051	4,887	3,051
Suncor Energy
5.950%, 12/01/2034	1,168	1,183

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	$2,020	$2,298
TotalEnergies Capital
5.638%, 04/05/2064	3,745	3,500
5.425%, 09/10/2064	1,335	1,211
TotalEnergies Capital International
3.127%, 05/29/2050	13,450	8,623
2.986%, 06/29/2041	1,320	945
TransCanada PipeLines
5.600%, 03/31/2034	835	833
Williams
5.400%, 03/04/2044	1,000	914

		181,589

Financials — 19.4%
AIA Group MTN
5.400%, 09/30/2054 (A)	760	696
4.875%, 03/11/2044 (A)	3,372	3,064
Alleghany
4.900%, 09/15/2044	1,325	1,178
Allstate
4.500%, 06/15/2043	528	445
American Express
5.667%, SOFRRATE + 1.790%, 04/25/2036 (B)	935	955
Aon Corp / Aon Global Holdings PLC
3.900%, 02/28/2052	1,035	743
Apollo Global Management
5.800%, 05/21/2054	3,355	3,212
Arthur J Gallagher
5.550%, 02/15/2055	2,190	2,030
Bank of America
7.750%, 05/14/2038	1,515	1,774
6.000%, 10/15/2036	3,765	3,903
5.872%, SOFRRATE + 1.840%, 09/15/2034 (B)	1,335	1,387
5.511%, SOFRRATE + 1.310%, 01/24/2036 (B)	3,265	3,291
5.468%, SOFRRATE + 1.650%, 01/23/2035 (B)	7,310	7,386
3.311%, SOFRRATE + 1.580%, 04/22/2042 (B)	19,969	14,883
Bank of America MTN
5.875%, 02/07/2042	1,935	1,984
5.425%, SOFRRATE + 1.913%, 08/15/2035 (B)	745	730
4.083%, TSFR3M + 3.412%, 03/20/2051 (B)	10,420	8,048
4.078%, TSFR3M + 1.582%, 04/23/2040 (B)	5,610	4,762
2.676%, SOFRRATE + 1.930%, 06/19/2041 (B)	34,638	24,152

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Berkshire Hathaway Finance
4.400%, 05/15/2042	$1,180	$1,064
4.300%, 05/15/2043	1,470	1,276
4.200%, 08/15/2048	1,575	1,293
3.850%, 03/15/2052	6,200	4,647
2.850%, 10/15/2050	5,086	3,199
BlackRock Funding
5.350%, 01/08/2055	5,620	5,338
5.250%, 03/14/2054	4,860	4,548
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	1,802	1,815
BPCE
6.027%, SOFRRATE + 1.956%, 05/28/2036 (A)(B)	2,775	2,816
Brookfield Finance
5.968%, 03/04/2054	7,635	7,380
5.813%, 03/03/2055	4,129	3,914
Brookfield Finance LLC
3.450%, 04/15/2050	545	357
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	1,252	1,169
Chubb INA Holdings LLC
6.700%, 05/15/2036	3,710	4,130
4.350%, 11/03/2045	2,895	2,422
3.050%, 12/15/2061	3,090	1,838
Cincinnati Financial
6.125%, 11/01/2034	1,853	1,953
Citibank
5.570%, 04/30/2034	2,280	2,335
Citigroup
8.125%, 07/15/2039	5,065	6,236
5.612%, SOFRRATE + 1.746%, 03/04/2056 (B)	7,092	6,757
5.316%, SOFRRATE + 4.548%, 03/26/2041 (B)	3,630	3,461
4.650%, 07/30/2045	1,134	971
4.281%, TSFR3M + 2.101%, 04/24/2048 (B)	6,550	5,241
3.878%, TSFR3M + 1.430%, 01/24/2039 (B)	3,630	3,048
2.904%, SOFRRATE + 1.379%, 11/03/2042 (B)	3,605	2,479
Citigroup Capital III
7.625%, 12/01/2036	890	973
CME Group
4.150%, 06/15/2048	1,634	1,340
Commonwealth Bank of Australia
5.929%, H15T1Y + 1.320%, 03/14/2046 (A)(B)	2,554	2,451
Corestates Capital III
5.158%, TSFR3M + 0.832%, 02/15/2027 (A)(B)	375	375

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	$800	$789
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (A)(B)	2,890	2,711
Farmers Insurance Exchange
7.000%, H15T10Y + 3.864%, 10/15/2064 (A)(B)	830	811
4.747%, SOFRRATE + 3.231%, 11/01/2057 (A)(B)	310	248
Global Payments
5.950%, 08/15/2052	290	269
Goldman Sachs Capital I
6.345%, 02/15/2034	5,030	5,176
Goldman Sachs Group
6.250%, 02/01/2041	4,014	4,186
5.734%, SOFRRATE + 1.696%, 01/28/2056 (B)	5,945	5,778
5.561%, SOFRRATE + 1.580%, 11/19/2045 (B)	8,610	8,244
5.016%, SOFRRATE + 1.420%, 10/23/2035 (B)	4,685	4,534
4.411%, TSFR3M + 1.692%, 04/23/2039 (B)	14,485	12,719
4.017%, TSFR3M + 1.635%, 10/31/2038 (B)	8,895	7,575
3.436%, SOFRRATE + 1.632%, 02/24/2043 (B)	1,435	1,061
3.210%, SOFRRATE + 1.513%, 04/22/2042 (B)	4,038	2,937
2.908%, SOFRRATE + 1.472%, 07/21/2042 (B)	4,300	2,990
Goldman Sachs Group MTN
4.800%, 07/08/2044	4,238	3,705
HSBC Bank USA
7.000%, 01/15/2039	8,132	9,142
HSBC Holdings PLC
6.500%, 09/15/2037	2,690	2,832
6.332%, SOFRRATE + 2.650%, 03/09/2044 (B)	1,800	1,889
5.790%, SOFRRATE + 1.880%, 05/13/2036 (B)	1,360	1,370
Huntington Bancshares
6.141%, H15T5Y + 1.700%, 11/18/2039 (B)	830	828
Intercontinental Exchange
4.250%, 09/21/2048	1,800	1,436
JAB Holdings BV
4.500%, 04/08/2052 (A)	1,270	943
JPMorgan Chase
6.400%, 05/15/2038	2,469	2,687
5.766%, SOFRRATE + 1.490%, 04/22/2035 (B)	1,785	1,846
5.600%, 07/15/2041	2,670	2,677

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.572%, SOFRRATE + 1.680%, 04/22/2036 (B)	$3,375	$3,434
5.534%, SOFRRATE + 1.550%, 11/29/2045 (B)	7,615	7,458
5.500%, 10/15/2040	2,675	2,662
5.400%, 01/06/2042	2,789	2,742
5.336%, SOFRRATE + 1.620%, 01/23/2035 (B)	7,935	7,984
5.294%, SOFRRATE + 1.460%, 07/22/2035 (B)	505	504
4.946%, SOFRRATE + 1.340%, 10/22/2035 (B)	4,185	4,061
4.032%, TSFR3M + 1.722%, 07/24/2048 (B)	1,285	1,011
3.964%, TSFR3M + 1.642%, 11/15/2048 (B)	8,950	6,949
3.897%, TSFR3M + 1.482%, 01/23/2049 (B)	4,975	3,814
3.882%, TSFR3M + 1.622%, 07/24/2038 (B)	20,140	17,346
3.328%, SOFRRATE + 1.580%, 04/22/2052 (B)	9,968	6,768
3.157%, SOFRRATE + 1.460%, 04/22/2042 (B)	4,380	3,226
3.109%, SOFRRATE + 2.440%, 04/22/2051 (B)	180	117
3.109%, TSFR3M + 2.460%, 04/22/2041 (B)	415	310
2.525%, TSFR3M + 1.510%, 11/19/2041 (B)	4,570	3,119
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	1,073	989
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	1,872	1,649
LSEGA Financing PLC
3.200%, 04/06/2041 (A)	4,214	3,144
Marsh & McLennan
6.250%, 11/01/2052	3,010	3,153
5.700%, 09/15/2053	1,890	1,849
5.450%, 03/15/2053	1,030	970
5.450%, 03/15/2054	185	174
5.400%, 03/15/2055	1,272	1,188
4.900%, 03/15/2049	2,742	2,408
4.350%, 01/30/2047	1,275	1,052
4.200%, 03/01/2048	3,890	3,098
2.900%, 12/15/2051	1,175	712
Massachusetts Mutual Life Insurance
4.900%, 04/01/2077 (A)	2,690	2,164
3.729%, 10/15/2070 (A)	2,275	1,455
Mastercard
3.950%, 02/26/2048	1,210	955
3.850%, 03/26/2050	8,066	6,190
MetLife
5.875%, 02/06/2041	500	510

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.700%, 06/15/2035	$1,674	$1,746
5.250%, 01/15/2054	1,100	1,009
5.000%, 07/15/2052	3,725	3,297
4.875%, 11/13/2043	3,080	2,774
4.721%, 12/15/2044	3,360	2,917
4.125%, 08/13/2042	2,355	1,936
4.050%, 03/01/2045	1,245	996
Moody's
4.875%, 12/17/2048	2,216	1,932
3.250%, 05/20/2050	420	273
2.750%, 08/19/2041	250	171
Morgan Stanley
5.664%, SOFRRATE + 1.757%, 04/17/2036 (B)	2,950	2,998
5.516%, SOFRRATE + 1.710%, 11/19/2055 (B)	8,695	8,285
5.466%, SOFRRATE + 1.730%, 01/18/2035 (B)	1,935	1,946
4.457%, TSFR3M + 1.693%, 04/22/2039 (B)	3,743	3,393
3.217%, SOFRRATE + 1.485%, 04/22/2042 (B)	5,550	4,081
Morgan Stanley MTN
5.831%, SOFRRATE + 1.580%, 04/19/2035 (B)	3,315	3,418
5.250%, SOFRRATE + 1.870%, 04/21/2034 (B)	355	355
4.375%, 01/22/2047	125	103
4.300%, 01/27/2045	7,775	6,453
3.971%, TSFR3M + 1.455%, 07/22/2038 (B)	8,535	7,295
2.802%, SOFRRATE + 1.430%, 01/25/2052 (B)	765	460
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,820	2,330
4.350%, 04/30/2050 (A)	2,295	1,707
New York Life Global Funding
5.350%, 01/23/2035 (A)	3,240	3,276
New York Life Insurance
6.750%, 11/15/2039 (A)	3,545	3,922
5.875%, 05/15/2033 (A)	1,170	1,214
3.750%, 05/15/2050 (A)	1,960	1,407
Northwestern Mutual Life Insurance
6.170%, 05/29/2055 (A)	3,054	3,141
3.625%, 09/30/2059 (A)	5,902	3,906
Pacific Life Insurance
4.300%, SOFRRATE + 2.796%, 10/24/2067 (A)(B)	388	298
Pacific LifeCorp
3.350%, 09/15/2050 (A)	547	359
PayPal Holdings
5.100%, 04/01/2035	1,130	1,114
3.250%, 06/01/2050	3,850	2,517

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PNC Financial Services Group
5.676%, SOFRRATE + 1.902%, 01/22/2035 (B)	$100	$102
5.575%, SOFRRATE + 1.394%, 01/29/2036 (B)	580	584
5.401%, SOFRRATE + 1.599%, 07/23/2035 (B)	3,225	3,219
Pricoa Global Funding I
5.350%, 05/28/2035 (A)	1,575	1,580
Progressive
3.700%, 03/15/2052	4,440	3,200
Prudential Financial MTN
5.700%, 12/14/2036	2,613	2,685
3.700%, 03/13/2051	1,305	931
Raymond James Financial
4.950%, 07/15/2046	1,164	1,021
3.750%, 04/01/2051	2,669	1,899
S&P Global
3.900%, 03/01/2062	550	399
3.700%, 03/01/2052	2,235	1,650
3.250%, 12/01/2049	2,331	1,612
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (A)	4,475	3,932
4.270%, 05/15/2047 (A)	2,793	2,206
3.300%, 05/15/2050 (A)	3,775	2,475
Travelers
5.450%, 05/25/2053	3,585	3,429
4.600%, 08/01/2043	3,690	3,188
4.100%, 03/04/2049	3,853	3,026
4.050%, 03/07/2048	1,300	1,018
Travelers MTN
6.250%, 06/15/2037	1,205	1,308
Truist Financial MTN
5.867%, SOFRRATE + 2.361%, 06/08/2034 (B)	1,635	1,675
5.711%, SOFRRATE + 1.922%, 01/24/2035 (B)	6,605	6,711
5.122%, SOFRRATE + 1.852%, 01/26/2034 (B)	670	657
UBS
4.500%, 06/26/2048	2,235	1,870
UBS Group
5.580%, SOFRRATE + 1.760%, 05/09/2036 (A)(B)	1,155	1,156
US Bancorp
5.836%, SOFRRATE + 2.260%, 06/12/2034 (B)	535	552
5.678%, SOFRRATE + 1.860%, 01/23/2035 (B)	1,450	1,477
5.424%, SOFRRATE + 1.411%, 02/12/2036 (B)	920	918

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Visa
4.300%, 12/14/2045	$8,405	$7,172
2.700%, 04/15/2040	685	509
2.000%, 08/15/2050	6,250	3,333
Wells Fargo
7.950%, 11/15/2029	505	562
6.600%, 01/15/2038	9,970	10,802
5.950%, 08/26/2036	5,460	5,584
5.950%, 12/15/2036	1,002	995
5.850%, 02/01/2037	8,552	8,678
5.606%, 01/15/2044	431	405
5.605%, SOFRRATE + 1.740%, 04/23/2036 (B)	2,805	2,838
5.499%, SOFRRATE + 1.780%, 01/23/2035 (B)	4,675	4,702
5.389%, SOFRRATE + 2.020%, 04/24/2034 (B)	2,250	2,260
3.900%, 05/01/2045	3,324	2,554
3.068%, SOFRRATE + 2.530%, 04/30/2041 (B)	3,030	2,220
Wells Fargo MTN
5.013%, TSFR3M + 4.502%, 04/04/2051 (B)	15,987	14,028
4.900%, 11/17/2045	1,585	1,353
4.750%, 12/07/2046	4,585	3,793
4.650%, 11/04/2044	2,430	2,021
4.611%, SOFRRATE + 2.130%, 04/25/2053 (B)	5,305	4,369
4.400%, 06/14/2046	5,850	4,631
Westpac Banking
5.618%, H15T1Y + 1.200%, 11/20/2035 (B)	1,315	1,305
XL Group
5.250%, 12/15/2043	2,405	2,259

		583,879

Health Care — 13.5%
Abbott Laboratories
5.300%, 05/27/2040	1,520	1,520
4.900%, 11/30/2046	7,208	6,684
AbbVie
5.600%, 03/15/2055	1,010	985
5.500%, 03/15/2064	3,650	3,462
5.400%, 03/15/2054	13,454	12,734
5.350%, 03/15/2044	765	732
4.850%, 06/15/2044	225	202
4.750%, 03/15/2045	6,580	5,785
4.700%, 05/14/2045	3,859	3,388
4.400%, 11/06/2042	635	545
4.250%, 11/21/2049	20,426	16,365
4.050%, 11/21/2039	2,250	1,921
Advocate Health & Hospitals
4.272%, 08/15/2048	1,717	1,340

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Alcon Finance
3.800%, 09/23/2049 (A)	$1,070	$756
Allina Health System
4.805%, 11/15/2045	1,666	1,422
3.887%, 04/15/2049	1,454	1,077
Amgen
5.750%, 03/02/2063	255	241
4.875%, 03/01/2053	530	451
4.663%, 06/15/2051	800	664
4.400%, 05/01/2045	1,020	846
Ascension Health
4.847%, 11/15/2053	520	453
3.945%, 11/15/2046	1,291	1,010
3.106%, 11/15/2039	3,130	2,392
AstraZeneca PLC
6.450%, 09/15/2037	4,349	4,802
4.375%, 11/16/2045	3,734	3,174
3.000%, 05/28/2051	1,873	1,211
Banner Health
2.907%, 01/01/2042	1,781	1,220
Baptist Health South Florida
4.342%, 11/15/2041	610	510
Bayer US Finance II LLC
4.700%, 07/15/2064 (A)	720	517
4.400%, 07/15/2044 (A)	1,942	1,455
3.950%, 04/15/2045 (A)	2,680	1,854
Bayer US Finance LLC
6.875%, 11/21/2053 (A)	910	921
Baylor Scott & White Holdings
4.185%, 11/15/2045	1,250	1,012
Bristol-Myers Squibb
6.400%, 11/15/2063	2,430	2,559
5.650%, 02/22/2064	880	832
5.550%, 02/22/2054	7,055	6,700
4.550%, 02/20/2048	1,614	1,352
4.250%, 10/26/2049	13,074	10,299
3.900%, 03/15/2062	1,910	1,328
3.700%, 03/15/2052	7,449	5,269
3.550%, 03/15/2042	1,060	817
Carilion Clinic Obligated Group
3.147%, 07/01/2051	535	336
Children's Health Care
3.448%, 08/15/2049	815	570
Children's Hospital Medical Center
2.820%, 11/15/2050	780	481
Cigna Group
4.800%, 08/15/2038	600	549
3.875%, 10/15/2047	1,200	871
City of Hope
5.623%, 11/15/2043	920	863
Cleveland Clinic Foundation
4.858%, 01/01/2114	1,223	988

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CommonSpirit Health
4.187%, 10/01/2049	$805	$605
CVS Health
7.000%, H15T5Y + 2.886%, 03/10/2055 (B)	35	35
6.750%, H15T5Y + 2.516%, 12/10/2054 (B)	150	146
5.875%, 06/01/2053	540	497
5.050%, 03/25/2048	5,980	4,986
4.780%, 03/25/2038	2,585	2,297
Danaher
2.800%, 12/10/2051	1,315	794
Elevance Health
6.100%, 10/15/2052	350	347
5.850%, 11/01/2064	675	635
5.700%, 02/15/2055	1,550	1,458
5.650%, 06/15/2054	2,206	2,058
Eli Lilly
5.500%, 02/12/2055	4,210	4,118
5.200%, 08/14/2064	2,491	2,293
5.100%, 02/09/2064	4,827	4,348
5.050%, 08/14/2054	3,725	3,401
5.000%, 02/09/2054	5,350	4,855
4.950%, 02/27/2063	4,619	4,067
4.875%, 02/27/2053	3,580	3,178
3.950%, 03/15/2049	3,575	2,782
GE HealthCare Technologies
6.377%, 11/22/2052	430	454
Gilead Sciences
5.500%, 11/15/2054	3,295	3,150
4.800%, 04/01/2044	750	667
4.500%, 02/01/2045	2,155	1,839
4.150%, 03/01/2047	2,590	2,071
GlaxoSmithKline Capital
6.375%, 05/15/2038	6,029	6,569
Health Care Service A Mutual Legal Reserve
5.875%, 06/15/2054 (A)	3,818	3,597
3.200%, 06/01/2050 (A)	3,435	2,163
Hoag Memorial Hospital Presbyterian
3.803%, 07/15/2052	1,385	1,001
Humana
8.150%, 06/15/2038	1,510	1,770
5.750%, 04/15/2054	1,591	1,429
4.625%, 12/01/2042	505	410
Indiana University Health Obligated Group
3.970%, 11/01/2048	1,855	1,423
Johnson & Johnson
4.850%, 05/15/2041	6,672	6,373
3.750%, 03/03/2047	400	315
3.625%, 03/03/2037	790	693
3.400%, 01/15/2038	4,100	3,459
2.100%, 09/01/2040	1,335	899

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kaiser Foundation Hospitals
4.150%, 05/01/2047	$960	$765
3.266%, 11/01/2049	2,275	1,530
2.810%, 06/01/2041	6,635	4,602
Mass General Brigham
3.765%, 07/01/2048	650	480
3.342%, 07/01/2060	1,015	639
3.192%, 07/01/2049	2,467	1,625
Memorial Health Services
3.447%, 11/01/2049	2,785	1,905
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	235	219
4.125%, 07/01/2052	2,385	1,840
Merck
5.000%, 05/17/2053	4,610	4,126
4.900%, 05/17/2044	2,585	2,361
4.150%, 05/18/2043	2,700	2,251
4.000%, 03/07/2049	550	427
3.900%, 03/07/2039	1,350	1,159
3.700%, 02/10/2045	9,305	7,172
2.900%, 12/10/2061	2,286	1,292
2.750%, 12/10/2051	1,715	1,028
2.350%, 06/24/2040	1,585	1,082
Merck Sharp & Dohme Corp
5.750%, 11/15/2036	1,200	1,266
MultiCare Health System
2.803%, 08/15/2050	2,205	1,282
MyMichigan Health
3.409%, 06/01/2050	2,220	1,481
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,705	1,334
Northwell Healthcare
4.260%, 11/01/2047	670	513
Novant Health
3.168%, 11/01/2051	2,615	1,669
Novartis Capital
4.700%, 09/18/2054	2,645	2,302
4.400%, 05/06/2044	90	78
4.000%, 11/20/2045	775	629
NYU Langone Hospitals
5.750%, 07/01/2043	1,625	1,618
4.368%, 07/01/2047	1,585	1,320
Orlando Health Obligated Group
3.327%, 10/01/2050	785	533
PeaceHealth Obligated Group
3.218%, 11/15/2050	3,335	2,011
Pfizer
4.400%, 05/15/2044	1,010	861
4.300%, 06/15/2043	3,860	3,251
4.200%, 09/15/2048	5,850	4,697
4.100%, 09/15/2038	1,900	1,667
3.900%, 03/15/2039	2,100	1,783
2.550%, 05/28/2040	575	402

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	$3,708	$3,334
5.300%, 05/19/2053	11,225	10,289
5.110%, 05/19/2043	7,395	6,894
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	1,520	1,084
Rady Children's Hospital-San Diego
3.154%, 08/15/2051	865	549
Revvity
3.625%, 03/15/2051	325	214
Roche Holdings
5.218%, 03/08/2054 (A)	6,034	5,673
2.607%, 12/13/2051 (A)	700	411
Sentara Health
2.927%, 11/01/2051	805	493
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	1,750	1,462
Sharp HealthCare
2.680%, 08/01/2050	1,500	887
Solventum
6.000%, 05/15/2064	360	344
5.900%, 04/30/2054	5,025	4,822
Stanford Health Care
3.795%, 11/15/2048	4,282	3,148
Sutter Health
5.547%, 08/15/2053	1,478	1,416
Takeda Pharmaceutical
5.650%, 07/05/2054	500	472
3.175%, 07/09/2050	1,720	1,090
3.025%, 07/09/2040	700	511
Trinity Health
4.125%, 12/01/2045	1,277	1,020
UnitedHealth Group
6.625%, 11/15/2037	1,080	1,164
6.500%, 06/15/2037	1,240	1,326
5.950%, 02/15/2041	1,130	1,134
5.875%, 02/15/2053	8,261	7,974
5.750%, 07/15/2064	6,543	6,107
5.700%, 10/15/2040	25	25
5.625%, 07/15/2054	10,203	9,536
5.500%, 07/15/2044	3,030	2,849
5.500%, 04/15/2064	1,720	1,545
5.375%, 04/15/2054	2,400	2,160
4.750%, 07/15/2045	5,005	4,270
4.750%, 05/15/2052	7,780	6,391
4.450%, 12/15/2048	12,694	10,120
4.375%, 03/15/2042	30	25
4.250%, 04/15/2047	2,675	2,093
4.250%, 06/15/2048	7,070	5,470
4.200%, 01/15/2047	1,477	1,142
3.950%, 10/15/2042	6,755	5,327
3.750%, 10/15/2047	790	567

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.700%, 08/15/2049	$1,726	$1,211
3.500%, 08/15/2039	4,345	3,410
3.250%, 05/15/2051	7,480	4,777
3.050%, 05/15/2041	8,506	6,056
2.900%, 05/15/2050	1,635	983
West Virginia United Health System Obligated Group
3.129%, 06/01/2050	900	553
Willis-Knighton Medical Center
4.813%, 09/01/2048	1,645	1,373
Wyeth LLC
5.950%, 04/01/2037	14,459	15,149

		406,697

Industrials — 7.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.950%, 09/10/2034	1,170	1,123
3.850%, 10/29/2041	580	451
Airbus
3.950%, 04/10/2047 (A)	1,650	1,305
American Airlines Pass-Through Trust, Ser 2016-2, Cl AA
3.200%, 06/15/2028	624	591
BAE Systems PLC
3.000%, 09/15/2050 (A)	4,771	3,026
Boeing
7.008%, 05/01/2064	2,800	2,991
5.805%, 05/01/2050	5,255	4,921
5.705%, 05/01/2040	1,955	1,886
3.750%, 02/01/2050	880	603
Booz Allen Hamilton
5.950%, 04/15/2035	1,060	1,049
Burlington Northern Santa Fe LLC
5.500%, 03/15/2055	3,987	3,858
5.200%, 04/15/2054	1,725	1,601
5.150%, 09/01/2043	1,290	1,217
4.900%, 04/01/2044	9,176	8,385
4.550%, 09/01/2044	3,690	3,196
4.450%, 03/15/2043	560	482
4.450%, 01/15/2053	2,169	1,792
4.400%, 03/15/2042	2,825	2,438
4.375%, 09/01/2042	295	252
4.150%, 04/01/2045	9,265	7,580
4.050%, 06/15/2048	1,920	1,512
3.300%, 09/15/2051	4,705	3,159
3.050%, 02/15/2051	2,205	1,422
2.875%, 06/15/2052	4,290	2,633
Canadian National Railway
6.200%, 06/01/2036	3,835	4,108
4.500%, 11/07/2043	1,720	1,450
4.400%, 08/05/2052	2,796	2,296

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Canadian Pacific Railway
6.125%, 09/15/2115	$1,405	$1,376
Caterpillar
4.750%, 05/15/2064	485	410
CSX
4.900%, 03/15/2055	10,240	8,924
4.500%, 11/15/2052	1,000	823
4.500%, 08/01/2054	1,625	1,327
Cummins
5.450%, 02/20/2054	2,781	2,618
2.600%, 09/01/2050	2,660	1,536
Deere
5.700%, 01/19/2055	6,870	6,916
5.450%, 01/16/2035	4,207	4,310
3.900%, 06/09/2042	800	667
2.875%, 09/07/2049	3,095	1,988
Emerson Electric
2.800%, 12/21/2051	4,551	2,760
General Dynamics
4.950%, 08/15/2035	1,725	1,697
4.250%, 04/01/2040	2,525	2,206
4.250%, 04/01/2050	4,069	3,331
Honeywell International
5.350%, 03/01/2064	2,035	1,859
5.250%, 03/01/2054	10,058	9,301
Huntington Ingalls Industries
5.749%, 01/15/2035	227	230
Lockheed Martin
5.200%, 02/15/2055	2,870	2,637
5.200%, 02/15/2064	3,680	3,309
4.700%, 05/15/2046	550	480
4.300%, 06/15/2062	2,676	2,047
4.090%, 09/15/2052	7,942	6,117
4.070%, 12/15/2042	6,976	5,758
3.800%, 03/01/2045	2,185	1,692
2.800%, 06/15/2050	1,110	675
Norfolk Southern
4.837%, 10/01/2041	4,500	4,026
3.700%, 03/15/2053	500	352
Northrop Grumman
5.200%, 06/01/2054	600	546
4.030%, 10/15/2047	15	12
PACCAR Financial MTN
5.000%, 03/22/2034	1,832	1,831
RTX
6.125%, 07/15/2038	295	311
4.625%, 11/16/2048	1,315	1,103
4.500%, 06/01/2042	4,787	4,141
3.750%, 11/01/2046	2,039	1,520
2.820%, 09/01/2051	150	90
Siemens Financieringsmaatschappij
2.875%, 03/11/2041 (A)	3,160	2,280

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Siemens Funding BV
5.900%, 05/28/2065 (A)	$1,575	$1,597
5.800%, 05/28/2055 (A)	2,485	2,517
Snap-on
4.100%, 03/01/2048	4,686	3,670
TTX
4.600%, 02/01/2049 (A)	2,842	2,380
Uber Technologies
5.350%, 09/15/2054	845	767
Union Pacific
5.600%, 12/01/2054	290	281
4.950%, 05/15/2053	185	164
3.875%, 02/01/2055	2,125	1,543
3.839%, 03/20/2060	18,709	13,072
3.500%, 02/14/2053	7,695	5,295
3.375%, 02/14/2042	790	596
2.973%, 09/16/2062	2,795	1,579
2.950%, 03/10/2052	13,147	8,134
Union Pacific MTN
3.550%, 08/15/2039	890	728
United Airlines Pass-Through Trust, Ser 2023-1, Cl A
5.800%, 01/15/2036	1,051	1,052
United Airlines Pass-Through Trust, Ser 2024-1
5.450%, 02/15/2037	1,418	1,408
United Parcel Service
6.200%, 01/15/2038	1,992	2,124
6.050%, 05/14/2065	1,255	1,247
5.950%, 05/14/2055	1,595	1,587
5.500%, 05/22/2054	1,035	976
5.200%, 04/01/2040	1,375	1,311
5.050%, 03/03/2053	5,574	4,919
3.625%, 10/01/2042	1,210	916
Waste Management
5.350%, 10/15/2054	5,136	4,857
WW Grainger
4.600%, 06/15/2045	1,893	1,639

		220,892

Information Technology — 6.1%
Analog Devices
2.950%, 10/01/2051	6,442	4,058
2.800%, 10/01/2041	3,730	2,656
Apple
4.750%, 05/12/2035	4,100	4,067
4.650%, 02/23/2046	6,379	5,727
4.375%, 05/13/2045	9,603	8,336
3.850%, 05/04/2043	3,255	2,665
3.850%, 08/04/2046	13,405	10,626
3.750%, 09/12/2047	6,770	5,230
3.750%, 11/13/2047	165	127
3.450%, 02/09/2045	9,765	7,445

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.850%, 08/05/2061	$6,070	$3,552
2.800%, 02/08/2061	1,390	805
2.700%, 08/05/2051	2,550	1,549
2.650%, 05/11/2050	1,440	880
2.650%, 02/08/2051	14,140	8,579
2.375%, 02/08/2041	1,385	949
Applied Materials
4.350%, 04/01/2047	1,481	1,230
AppLovin
5.950%, 12/01/2054	1,045	999
Broadcom
4.926%, 05/15/2037 (A)	2,080	1,982
Cisco Systems
5.900%, 02/15/2039	3,135	3,299
5.500%, 01/15/2040	2,094	2,119
5.350%, 02/26/2064	4,355	4,079
5.300%, 02/26/2054	8,892	8,416
Foundry JV Holdco LLC
6.300%, 01/25/2039 (A)	900	924
6.100%, 01/25/2036 (A)	750	762
Intel
5.700%, 02/10/2053	1,110	996
4.750%, 03/25/2050	330	260
3.250%, 11/15/2049	695	424
International Business Machines
5.700%, 02/10/2055	10,920	10,501
4.150%, 05/15/2039	3,200	2,756
4.000%, 06/20/2042	1,740	1,412
Intuit
5.500%, 09/15/2053	4,745	4,592
KLA
5.000%, 03/15/2049	562	504
4.950%, 07/15/2052	6,172	5,477
3.300%, 03/01/2050	510	344
Lam Research
2.875%, 06/15/2050	3,198	2,012
Microsoft
3.450%, 08/08/2036	895	792
3.041%, 03/17/2062	12,523	7,907
2.921%, 03/17/2052	13,889	9,029
2.675%, 06/01/2060	615	355
2.525%, 06/01/2050	18,677	11,334
2.500%, 09/15/2050	3,370	2,027
NVIDIA
3.500%, 04/01/2040	2,765	2,279
3.500%, 04/01/2050	2,175	1,596
Oracle
6.000%, 08/03/2055	470	456
4.125%, 05/15/2045	750	578
4.000%, 07/15/2046	3,766	2,820
4.000%, 11/15/2047	1,002	744
3.950%, 03/25/2051	100	71
3.600%, 04/01/2040	4,128	3,224

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
QUALCOMM
4.300%, 05/20/2047	$3,055	$2,502
Salesforce
3.050%, 07/15/2061	1,245	735
2.900%, 07/15/2051	6,400	3,976
2.700%, 07/15/2041	2,060	1,440
Sprint Capital
8.750%, 03/15/2032	559	670
Synopsys
5.700%, 04/01/2055	380	363
Texas Instruments
5.150%, 02/08/2054	2,465	2,260
5.050%, 05/18/2063	6,885	6,079
5.000%, 03/14/2053	1,140	1,019

		182,595

Materials — 1.5%
Anglo American Capital PLC
6.000%, 04/05/2054 (A)	3,480	3,312
4.750%, 03/16/2052 (A)	3,870	3,105
3.950%, 09/10/2050 (A)	510	364
Barrick North America Finance LLC
5.750%, 05/01/2043	2,650	2,599
Barrick PD Australia Finance Pty
5.950%, 10/15/2039	2,345	2,365
BHP Billiton Finance USA
5.500%, 09/08/2053	1,410	1,354
5.250%, 09/08/2033	2,000	2,017
5.000%, 09/30/2043	4,200	3,873
Celanese US Holdings LLC
7.200%, 11/15/2033	147	153
Ecolab
2.700%, 12/15/2051	3,140	1,874
Glencore Funding LLC
6.141%, 04/01/2055 (A)	3,990	3,911
5.893%, 04/04/2054 (A)	325	310
5.673%, 04/01/2035 (A)	3,835	3,845
3.875%, 04/27/2051 (A)	1,560	1,098
International Flavors & Fragrances
5.000%, 09/26/2048	988	811
LYB International Finance III LLC
4.200%, 05/01/2050	535	382
Orbia Advance
7.500%, 05/13/2035 (A)	715	720
Packaging Corp of America
3.050%, 10/01/2051	440	267
Rio Tinto Finance USA
5.200%, 11/02/2040	2,502	2,403
2.750%, 11/02/2051	4,135	2,426
Rio Tinto Finance USA PLC
5.875%, 03/14/2065	1,615	1,572
5.750%, 03/14/2055	4,151	4,036
5.250%, 03/14/2035	1,025	1,022

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.125%, 03/09/2053	$190	$170
Smurfit Kappa Treasury ULC
5.777%, 04/03/2054	1,105	1,051
Vale Overseas
6.400%, 06/28/2054	480	459

		45,499

Real Estate — 1.3%
Alexandria Real Estate Equities
4.850%, 04/15/2049	210	170
3.550%, 03/15/2052	730	475
American Homes 4 Rent LP
4.300%, 04/15/2052	1,195	905
3.375%, 07/15/2051	300	192
American Tower
3.700%, 10/15/2049	1,000	705
AvalonBay Communities
5.350%, 06/01/2034	500	508
ERP Operating LP
4.500%, 07/01/2044	1,000	849
4.500%, 06/01/2045	900	748
Essex Portfolio LP
2.650%, 09/01/2050	1,500	860
Extra Space Storage LP
5.400%, 06/15/2035	700	687
GLP Capital LP / GLP Financing II
6.750%, 12/01/2033	755	793
Invitation Homes Operating Partnership LP
5.500%, 08/15/2033	675	673
Kimco Realty OP LLC
3.700%, 10/01/2049	1,415	994
Nationwide Health Properties MTN
6.900%, 10/01/2037	1,600	1,659
NNN REIT
3.000%, 04/15/2052	590	353
Prologis LP
5.250%, 05/15/2035	645	641
5.250%, 06/15/2053	3,512	3,212
5.250%, 03/15/2054	2,560	2,348
2.125%, 10/15/2050	4,095	2,122
Prologis Targeted US Logistics Fund LP
5.250%, 01/15/2035 (A)	310	306
Realty Income
5.375%, 09/01/2054	1,020	955
Regency Centers LP
5.100%, 01/15/2035	690	681
4.650%, 03/15/2049	1,286	1,082
4.400%, 02/01/2047	965	784
Scentre Group Trust 2
5.125%, H15T5Y + 4.685%, 09/24/2080 (A)(B)	2,140	2,100
Simon Property Group LP
6.750%, 02/01/2040	2,365	2,636

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.850%, 03/08/2053	$4,229	$4,125
4.250%, 11/30/2046	2,290	1,811
3.800%, 07/15/2050	1,400	1,006
3.250%, 09/13/2049	2,330	1,526
VICI Properties LP
5.625%, 05/15/2052	1,195	1,068
WEA Finance LLC
4.625%, 09/20/2048 (A)	1,000	760
Weyerhaeuser
4.000%, 03/09/2052	1,020	743

		38,477

Utilities — 16.9%
AEP Transmission LLC
5.400%, 03/15/2053	1,195	1,116
4.000%, 12/01/2046	4,373	3,378
3.800%, 06/15/2049	1,875	1,343
3.650%, 04/01/2050	2,575	1,836
3.150%, 09/15/2049	1,760	1,133
2.750%, 08/15/2051	405	238
Alabama Power
5.200%, 06/01/2041	155	143
4.300%, 07/15/2048	1,420	1,144
3.850%, 12/01/2042	7,684	5,989
Ameren Illinois
5.900%, 12/01/2052	1,032	1,037
5.625%, 03/01/2055	1,350	1,300
3.700%, 12/01/2047	4,470	3,277
3.250%, 03/15/2050	55	36
2.900%, 06/15/2051	3,724	2,268
American Transmission Systems
5.000%, 09/01/2044 (A)	600	532
American Water Capital
3.750%, 09/01/2047	1,000	739
Appalachian Power
6.700%, 08/15/2037	50	53
5.800%, 10/01/2035	125	126
4.500%, 03/01/2049	700	544
Arizona Public Service
5.050%, 09/01/2041	50	45
4.500%, 04/01/2042	312	259
4.250%, 03/01/2049	450	340
4.200%, 08/15/2048	950	718
3.350%, 05/15/2050	550	361
Atmos Energy
4.125%, 10/15/2044	2,805	2,273
Avista
4.000%, 04/01/2052	550	392
Baltimore Gas and Electric
5.400%, 06/01/2053	1,926	1,778
4.550%, 06/01/2052	594	483
3.500%, 08/15/2046	4,995	3,555
2.900%, 06/15/2050	1,070	654

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Berkshire Hathaway Energy
4.600%, 05/01/2053	$1,320	$1,068
4.450%, 01/15/2049	4,550	3,650
4.250%, 10/15/2050	4,770	3,670
3.800%, 07/15/2048	14,490	10,589
Black Hills
4.200%, 09/15/2046	1,135	881
Boston Gas
6.119%, 07/20/2053 (A)	460	448
4.487%, 02/15/2042 (A)	250	205
CenterPoint Energy Houston Electric LLC
5.150%, 03/01/2034	965	959
4.500%, 04/01/2044	500	425
4.250%, 02/01/2049	1,760	1,385
3.950%, 03/01/2048	1,000	756
3.600%, 03/01/2052	855	599
2.900%, 07/01/2050	910	563
Chile Electricity Lux Mpc II SARL
5.580%, 10/20/2035 (A)	1,564	1,554
Commonwealth Edison
5.950%, 06/01/2055	915	916
5.300%, 02/01/2053	1,940	1,774
4.700%, 01/15/2044	5,213	4,548
4.600%, 08/15/2043	1,620	1,385
4.000%, 03/01/2048	3,275	2,498
4.000%, 03/01/2049	1,480	1,115
3.850%, 03/15/2052	1,170	845
3.750%, 08/15/2047	2,630	1,930
3.700%, 03/01/2045	4,975	3,739
3.125%, 03/15/2051	4,750	3,023
Connecticut Light and Power
5.250%, 01/15/2053	595	545
4.150%, 06/01/2045	70	56
4.000%, 04/01/2048	2,652	2,029
Consolidated Edison of New York
6.750%, 04/01/2038	1,915	2,131
6.200%, 06/15/2036	65	69
6.150%, 11/15/2052	2,310	2,365
5.900%, 11/15/2053	3,715	3,692
5.700%, 06/15/2040	40	40
5.700%, 05/15/2054	1,023	992
5.500%, 03/15/2055	3,845	3,616
4.625%, 12/01/2054	1,025	834
4.500%, 05/15/2058	930	723
3.950%, 03/01/2043	6,246	4,915
3.950%, 04/01/2050	1,135	857
3.875%, 06/15/2047	5,872	4,395
3.850%, 06/15/2046	3,427	2,568
3.700%, 11/15/2059	1,150	767
3.000%, 12/01/2060	1,700	963
Consumers Energy
4.350%, 04/15/2049	5,673	4,680
4.200%, 09/01/2052	790	629

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.050%, 05/15/2048	$797	$624
3.500%, 08/01/2051	1,250	894
2.500%, 05/01/2060	428	228
Dominion Energy
5.250%, 08/01/2033	20	20
4.600%, 03/15/2049	529	419
Dominion Energy South Carolina
5.100%, 06/01/2065	335	287
DTE Electric
5.850%, 05/15/2055	12,615	12,580
3.950%, 06/15/2042	80	63
3.700%, 03/15/2045	1,960	1,484
Duke Energy Carolinas LLC
6.450%, 10/15/2032	110	119
6.050%, 04/15/2038	1,465	1,530
6.000%, 01/15/2038	2,166	2,250
5.400%, 01/15/2054	2,170	2,022
5.350%, 01/15/2053	1,982	1,832
5.300%, 02/15/2040	6,490	6,360
4.250%, 12/15/2041	6,580	5,474
4.000%, 09/30/2042	12,690	10,175
3.875%, 03/15/2046	915	694
Duke Energy Florida LLC
6.400%, 06/15/2038	2,380	2,564
5.950%, 11/15/2052	3,756	3,745
4.200%, 07/15/2048	2,000	1,561
3.400%, 10/01/2046	2,000	1,393
Duke Energy Indiana LLC
6.450%, 04/01/2039	4,275	4,605
6.350%, 08/15/2038	1,490	1,594
4.900%, 07/15/2043	875	776
3.750%, 05/15/2046	750	553
3.250%, 10/01/2049	4,840	3,166
2.750%, 04/01/2050	1,885	1,117
Duke Energy Ohio
4.300%, 02/01/2049	670	521
Duke Energy Progress LLC
5.050%, 03/15/2035	1,555	1,535
4.375%, 03/30/2044	2,880	2,377
4.200%, 08/15/2045	3,385	2,735
4.150%, 12/01/2044	975	775
4.100%, 03/15/2043	860	694
3.600%, 09/15/2047	1,850	1,318
Elm Road Generating Station Supercritical LLC
5.848%, 01/19/2041 (A)	1,000	1,028
Entergy Arkansas LLC
4.200%, 04/01/2049	1,575	1,216
3.350%, 06/15/2052	2,710	1,758
Entergy Louisiana LLC
5.800%, 03/15/2055	2,435	2,360
5.700%, 03/15/2054	2,665	2,543
4.200%, 09/01/2048	1,030	799

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.200%, 04/01/2050	$1,445	$1,112
3.100%, 06/15/2041	3,255	2,316
2.900%, 03/15/2051	5,190	3,129
Entergy Mississippi LLC
5.800%, 04/15/2055	1,930	1,866
Entergy Texas
3.550%, 09/30/2049	1,345	919
Essential Utilities
4.276%, 05/01/2049	485	365
Evergy Kansas Central
5.700%, 03/15/2053	500	477
3.450%, 04/15/2050	2,960	1,993
Evergy Metro
5.300%, 10/01/2041	150	142
4.200%, 06/15/2047	500	394
4.200%, 03/15/2048	1,000	778
FirstEnergy Pennsylvania Electric
6.150%, 10/01/2038	100	104
FirstEnergy Transmission LLC
4.550%, 04/01/2049 (A)	350	294
Florida Power & Light
5.800%, 03/15/2065	1,435	1,411
5.700%, 03/15/2055	5,690	5,600
5.690%, 03/01/2040	7,803	7,948
5.650%, 02/01/2037	1,000	1,033
5.600%, 06/15/2054	1,700	1,650
4.550%, 10/01/2044	700	574
4.050%, 06/01/2042	2,400	1,981
4.050%, 10/01/2044	2,065	1,663
3.950%, 03/01/2048	2,900	2,243
3.800%, 12/15/2042	3,565	2,842
3.700%, 12/01/2047	846	626
Georgia Power
4.300%, 03/15/2042	6,505	5,455
Idaho Power MTN
4.200%, 03/01/2048	1,550	1,214
Indiana Michigan Power
5.625%, 04/01/2053	725	689
4.550%, 03/15/2046	780	644
4.250%, 08/15/2048	1,050	819
Indianapolis Power & Light
4.650%, 06/01/2043 (A)	1,750	1,439
International Transmission
4.625%, 08/15/2043	2,525	2,101
Jersey Central Power & Light
6.150%, 06/01/2037	775	810
5.100%, 01/15/2035	1,225	1,199
John Sevier Combined Cycle Generation LLC
4.626%, 01/15/2042	3,874	3,648
Kentucky Utilities
3.300%, 06/01/2050	1,270	836
KeySpan Gas East
5.819%, 04/01/2041 (A)	2,117	1,998

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
MidAmerican Energy
5.850%, 09/15/2054	$550	$548
4.800%, 09/15/2043	5,260	4,680
4.400%, 10/15/2044	2,290	1,902
4.250%, 05/01/2046	1,675	1,350
4.250%, 07/15/2049	1,656	1,308
3.950%, 08/01/2047	570	435
3.650%, 08/01/2048	3,015	2,192
3.150%, 04/15/2050	2,025	1,328
MidAmerican Energy MTN
5.800%, 10/15/2036	635	664
Monongahela Power
5.850%, 02/15/2034 (A)	1,390	1,423
Narragansett Electric
4.170%, 12/10/2042 (A)	1,000	785
National Rural Utilities Cooperative Finance
4.400%, 11/01/2048	2,235	1,820
4.300%, 03/15/2049	3,643	2,961
Nevada Power
6.000%, 03/15/2054	3,255	3,219
5.900%, 05/01/2053	1,130	1,098
Niagara Mohawk Power
5.664%, 01/17/2054 (A)	1,446	1,347
4.278%, 10/01/2034 (A)	2,303	2,112
4.119%, 11/28/2042 (A)	2,000	1,588
3.025%, 06/27/2050 (A)	500	300
NiSource
5.800%, 02/01/2042	900	865
Northern States Power
6.250%, 06/01/2036	1,960	2,119
6.200%, 07/01/2037	6,425	6,914
5.650%, 06/15/2054	2,000	1,949
5.650%, 05/15/2055	400	388
5.100%, 05/15/2053	725	652
4.500%, 06/01/2052	1,410	1,159
3.600%, 05/15/2046	500	366
3.400%, 08/15/2042	214	160
3.200%, 04/01/2052	870	570
NSTAR Electric
4.950%, 09/15/2052	765	667
4.550%, 06/01/2052	2,765	2,244
3.100%, 06/01/2051	2,625	1,682
Oglethorpe Power
6.200%, 12/01/2053	570	564
5.375%, 11/01/2040	1,825	1,731
5.250%, 09/01/2050	1,865	1,606
4.500%, 04/01/2047	1,235	981
4.200%, 12/01/2042	2,350	1,816
Ohio Edison
8.250%, 10/15/2038	655	807
Oklahoma Gas and Electric
5.800%, 04/01/2055	1,425	1,387
5.600%, 04/01/2053	1,155	1,097

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Oncor Electric Delivery LLC
5.800%, 04/01/2055 (A)	$1,440	$1,398
5.350%, 10/01/2052	396	361
5.300%, 06/01/2042	449	420
5.250%, 09/30/2040	4,946	4,732
4.950%, 09/15/2052	2,338	2,019
4.550%, 12/01/2041	3,770	3,235
4.100%, 11/15/2048	750	574
3.800%, 06/01/2049	4,650	3,376
3.700%, 05/15/2050	375	265
3.100%, 09/15/2049	80	51
2.700%, 11/15/2051	2,095	1,194
Pacific Gas and Electric
6.750%, 01/15/2053	2,615	2,604
6.150%, 03/01/2055	165	153
5.900%, 10/01/2054	4,090	3,663
5.250%, 03/01/2052	210	171
4.950%, 07/01/2050	3,355	2,662
4.500%, 07/01/2040	1,995	1,634
4.450%, 04/15/2042	1,465	1,140
4.200%, 06/01/2041	505	382
3.500%, 08/01/2050	175	111
PacifiCorp
6.250%, 10/15/2037	2,930	3,029
6.000%, 01/15/2039	3,595	3,622
5.800%, 01/15/2055	175	164
5.500%, 05/15/2054	3,604	3,243
4.100%, 02/01/2042	1,970	1,537
3.300%, 03/15/2051	820	518
2.900%, 06/15/2052	1,900	1,089
PECO Energy
5.250%, 09/15/2054	840	773
4.800%, 10/15/2043	1,505	1,319
4.600%, 05/15/2052	1,435	1,189
3.050%, 03/15/2051	1,919	1,199
Piedmont Natural Gas
4.650%, 08/01/2043	500	423
3.640%, 11/01/2046	1,300	911
Potomac Electric Power
5.500%, 03/15/2054	1,463	1,384
PPL Electric Utilities
5.250%, 05/15/2053	505	470
4.750%, 07/15/2043	1,500	1,331
4.125%, 06/15/2044	3,925	3,194
3.950%, 06/01/2047	3,869	2,966
Public Service Electric and Gas
5.300%, 08/01/2054	1,715	1,595
Public Service Electric and Gas MTN
5.500%, 03/01/2040	1,900	1,896
5.125%, 03/15/2053	885	807
4.150%, 11/01/2045	2,106	1,685
4.050%, 05/01/2048	1,931	1,498
4.000%, 06/01/2044	945	735

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.650%, 09/01/2042	$1,260	$970
3.600%, 12/01/2047	3,625	2,622
3.200%, 08/01/2049	3,200	2,134
Public Service of Colorado
6.500%, 08/01/2038	40	43
6.250%, 09/01/2037	1,215	1,284
5.750%, 05/15/2054	1,275	1,217
4.750%, 08/15/2041	40	34
4.500%, 06/01/2052	3,150	2,495
4.300%, 03/15/2044	1,475	1,189
4.100%, 06/15/2048	475	361
4.050%, 09/15/2049	1,430	1,063
3.950%, 03/15/2043	3,370	2,558
3.200%, 03/01/2050	1,135	734
Public Service of New Hampshire
5.150%, 01/15/2053	935	836
3.600%, 07/01/2049	1,595	1,122
Puget Sound Energy
5.795%, 03/15/2040	130	130
5.685%, 06/15/2054	395	377
4.223%, 06/15/2048	2,470	1,925
2.893%, 09/15/2051	2,315	1,387
San Diego Gas & Electric
6.000%, 06/01/2026	340	345
5.400%, 04/15/2035	695	697
4.100%, 06/15/2049	1,340	997
3.750%, 06/01/2047	2,380	1,711
3.320%, 04/15/2050	4,689	3,048
Sempra
3.800%, 02/01/2038	850	688
Southern California Edison
4.125%, 03/01/2048	4,710	3,330
4.050%, 03/15/2042	5,355	3,958
4.000%, 04/01/2047	2,610	1,831
Southern California Gas
6.000%, 06/15/2055	1,415	1,400
5.750%, 06/01/2053	2,075	1,974
5.600%, 04/01/2054	680	637
4.300%, 01/15/2049	1,215	944
4.125%, 06/01/2048	2,865	2,171
3.750%, 09/15/2042	1,765	1,330
Southern Gas Capital
5.875%, 03/15/2041	100	99
4.400%, 06/01/2043	825	675
4.400%, 05/30/2047	50	40
3.950%, 10/01/2046	800	595
Southwest Gas
3.180%, 08/15/2051	1,065	655
Southwestern Electric Power
6.200%, 03/15/2040	1,204	1,237
3.850%, 02/01/2048	1,320	931
3.250%, 11/01/2051	614	379

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Southwestern Public Service
6.000%, 06/01/2054	$1,275	$1,249
5.150%, 06/01/2052	440	368
4.500%, 08/15/2041	8,995	7,588
3.700%, 08/15/2047	1,770	1,260
Tampa Electric
3.450%, 03/15/2051	850	566
Tucson Electric Power
5.900%, 04/15/2055	1,755	1,713
4.850%, 12/01/2048	1,820	1,544
4.000%, 06/15/2050	240	176
3.250%, 05/01/2051	1,700	1,081
Union Electric
5.450%, 03/15/2053	2,185	2,045
5.125%, 03/15/2055	5,335	4,756
Virginia Electric and Power
8.875%, 11/15/2038	2,114	2,736
6.350%, 11/30/2037	2,595	2,747
5.650%, 03/15/2055	2,475	2,356
5.450%, 04/01/2053	2,170	2,004
5.000%, 01/15/2034	1,390	1,362
4.650%, 08/15/2043	6,145	5,276
4.600%, 12/01/2048	2,535	2,081
4.450%, 02/15/2044	7,420	6,145
4.000%, 01/15/2043	300	235
4.000%, 11/15/2046	2,478	1,875
2.950%, 11/15/2051	400	242
2.450%, 12/15/2050	540	293
Wisconsin Electric Power
5.050%, 10/01/2054	1,511	1,323
4.300%, 10/15/2048	2,021	1,612
3.650%, 12/15/2042	2,310	1,732
Wisconsin Power & Light
4.100%, 10/15/2044	325	249
3.650%, 04/01/2050	360	250
Wisconsin Public Service
2.850%, 12/01/2051	1,000	596
Xcel Energy
4.800%, 09/15/2041	1,907	1,619

		509,319

Total Corporate Obligations
(Cost $3,033,010) ($ Thousands)		2,613,385

U.S. TREASURY OBLIGATIONS — 6.3%
U.S. Treasury Bills
4.221%, 07/24/2025 (C)	4,410	4,383
U.S. Treasury Bonds
5.000%, 05/15/2045	4,540	4,586
4.750%, 02/15/2045	14,295	13,953
4.750%, 05/15/2055	7,639	7,443

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.625%, 05/15/2044	$9,379	$9,030
4.625%, 11/15/2044	19,190	18,431
4.625%, 02/15/2055	45,865	43,629
4.500%, 11/15/2054	7,855	7,332
4.125%, 08/15/2044	4,255	3,824
3.375%, 05/15/2044	13,725	11,057
3.375%, 11/15/2048 (D)	6,320	4,887
3.000%, 08/15/2048	3,370	2,436
3.000%, 02/15/2049 (D)	10,045	7,234
2.500%, 02/15/2045	22,565	15,526
U.S. Treasury Inflation Protected Securities
2.125%, 01/15/2035	4,758	4,791
U.S. Treasury Notes
4.250%, 11/15/2034	6,526	6,462
4.250%, 05/15/2035	22,501	22,248
4.000%, 05/31/2030	1,221	1,223
3.875%, 08/15/2034	912	878

Total U.S. Treasury Obligations
(Cost $191,971) ($ Thousands)		189,353

MUNICIPAL BONDS — 3.7%
California — 1.7%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	3,795	3,902
California State University, RB
5.183%, 11/01/2053	2,225	2,034
5.060%, 11/01/2036	440	435
California State University, Ser B, RB
3.899%, 11/01/2047	2,375	1,873
California State, Build America Project, GO
7.625%, 03/01/2040	2,510	2,952
7.600%, 11/01/2040	385	457
7.550%, 04/01/2039	1,535	1,816
7.500%, 04/01/2034	5,430	6,221
7.300%, 10/01/2039	12,770	14,532
California State, GO
5.875%, 10/01/2041	1,745	1,768
California State, Health Facilities Financing Authority, RB
4.353%, 06/01/2041	1,975	1,699
California State, Health Facilities Financing Authority, Ser 2021A, RB
3.000%, 08/15/2051	390	272
East Bay, Municipal Utility District Water System Revenue, Build America Project, Sub-Ser, RB
5.874%, 06/01/2040	1,255	1,287
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,025	1,123

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	$500	$556
Los Angeles, Department of Airports, RB
3.887%, 05/15/2038	1,430	1,241
Regents of the University of California Medical Center, Ser N, RB
3.256%, 05/15/2060	1,975	1,210
3.006%, 05/15/2050	2,005	1,255
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	1,000	1,008
San Francisco Bay Area, Rapid Transit District, GO
3.000%, 08/01/2049	665	486
San Francisco, Public Utilities Commission, Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	3,005	3,081
University of California, Ser AP, RB
3.931%, 05/15/2045	950	832
University of California, Ser AQ, RB
4.767%, 05/15/2115	1,076	853
University of California, Ser J, RB
4.131%, 05/15/2045	1,000	863

		51,756

District of Columbia — 0.0%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	530	439

Georgia — 0.0%
Georgia State, Municipal Electric Authority, Build America Project, Ser 2010A, RB
6.637%, 04/01/2057	131	139

Illinois — 0.1%
Greater Chicago, Metropolitan Water Reclamation District, Build America Project, GO
5.720%, 12/01/2038	3,205	3,264

Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	2,890	2,775

Maryland — 0.1%
Maryland Economic Development, RB
5.433%, 05/31/2056	1,005	933

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts — 0.1%
Massachusetts State, Build America Project, GO
5.456%, 12/01/2039	$3,085	$3,087
Massachusetts State, School Building Authority, Sub-Ser B, RB
3.395%, 10/15/2040	1,000	826

		3,913

Missouri — 0.0%
Missouri State, Health & Educational Facilities Authority, Ser A, RB
3.685%, 02/15/2047	675	513

New Jersey — 0.1%
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	2,460	2,749
New Jersey State, Turnpike Authority, Ser F, RB
3.729%, 01/01/2036	1,000	883

		3,632

New York — 0.7%
City of New York, Ser H, GO
5.935%, 02/01/2055	2,650	2,708
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	245	221
New York & New Jersey, Port Authority, Ser 174, RB
4.458%, 10/01/2062	3,160	2,556
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	465	432
New York City, Build America Project, GO
5.985%, 12/01/2036	1,340	1,374
5.968%, 03/01/2036	570	588
New York City, Municipal Water Finance Authority, Build America Project, RB
6.011%, 06/15/2042	750	762
5.882%, 06/15/2044	500	498
5.724%, 06/15/2042	4,720	4,652
5.440%, 06/15/2043	3,000	2,863
New York State, Dormitory Authority, Build America Project, RB
5.628%, 03/15/2039	1,385	1,398
New York State, Empire State Development, Build America Project, RB
5.770%, 03/15/2039	1,540	1,583
New York State, Urban Development, Ser B, RB
2.590%, 03/15/2035 (E)	810	660

		20,295

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Long Duration Credit Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ohio — 0.2%
American Municipal Power, Build America Project, RB
6.053%, 02/15/2043	$3,245	$3,268
JobsOhio Beverage System, Ser A, RB
2.833%, 01/01/2038	460	371
Ohio State University, Build America Project, RB
4.910%, 06/01/2040	2,265	2,171
Ohio State, Hospital Facilities Revenue Authority, Cleveland Clinic, RB
3.700%, 01/01/2043	970	801

		6,611

Texas — 0.6%
City of Houston, GO
3.961%, 03/01/2047	1,500	1,224
Dallas County, Hospital District, Build America Project, Ser C, GO
5.621%, 08/15/2044	2,250	2,209
Dallas Fort Worth, International Airport, Ser A, RB
2.994%, 11/01/2038	4,095	3,381
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	325	315
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	2,220	2,401
San Antonio, Electric & Gas Systems Revenue, Build America Project, RB
5.808%, 02/01/2041	2,800	2,780
Texas State, Build America Project, GO
5.517%, 04/01/2039	3,745	3,769
University of Texas, Board of Regents, Ser B, RB
2.439%, 08/15/2049	1,220	715

		16,794

Virginia — 0.0%
Virginia Commonwealth University, Health System Authority, Ser A, RB
4.956%, 01/01/2044	475	433

Total Municipal Bonds
(Cost $130,562) ($ Thousands)		111,497

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT — 1.2%

Chile Government International Bond
5.330%, 01/05/2054	$3,915	$3,591
3.860%, 06/21/2047	335	252
3.500%, 01/25/2050	1,630	1,131
3.100%, 05/07/2041	6,815	4,951
3.100%, 01/22/2061	505	295
Israel Government International Bond
5.750%, 03/12/2054	10,800	9,576
4.125%, 01/17/2048	1,245	915
3.875%, 07/03/2050	3,305	2,239
Mexico Government International Bond
7.375%, 05/13/2055	6,690	6,614
6.338%, 05/04/2053	535	469
Republic of Poland Government International Bond
5.500%, 03/18/2054	2,840	2,569
Saudi Government International Bond MTN
5.750%, 01/16/2054(A)	4,640	4,323

Total Sovereign Debt
(Cost $41,233) ($ Thousands)		36,925

	Shares
CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	36,075,357	36,075
Total Cash Equivalent
(Cost $36,075) ($ Thousands)		36,075
Total Investments in Securities — 99.2%
(Cost $3,432,851) ($ Thousands)		$2,987,235

SEI Institutional Investments Trust

A list of the open futures contracts held by the Fund at May 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	336	Sep-2025	$69,629	$69,699	$70
U.S. 5-Year Treasury Note	887	Sep-2025	95,603	95,962	359
U.S. 10-Year Treasury Note	30	Sep-2025	3,290	3,322	32
U.S. Long Treasury Bond	20	Sep-2025	2,259	2,256	(3)
U.S. Ultra Long Treasury Bond	336	Sep-2025	37,985	38,997	1,012
Ultra 10-Year U.S. Treasury Note	225	Sep-2025	24,968	25,323	355
			233,734	235,559	1,825
Short Contracts
U.S. 5-Year Treasury Note	(212)	Sep-2025	$(22,859)	$(22,936)	$(77)
U.S. Long Treasury Bond	(29)	Sep-2025	(3,202)	(3,271)	(69)
U.S. Ultra Long Treasury Bond	(46)	Sep-2025	(5,265)	(5,339)	(74)
Ultra 10-Year U.S. Treasury Note	(348)	Sep-2025	(38,648)	(39,166)	(518)
			(69,974)	(70,712)	(738)
			$163,760	$164,847	$1,087

Percentages are based on Net Assets of $3,010,429 ($ Thousands).
**	The rate reported is the 7-day effective yield as of May 31, 2025.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2025, the value of these securities amounted to $179,442 ($ Thousands), representing 6.0% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Interest rate represents the security's effective yield at the time of purchase.
(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts. The total market value of such securities as of May 31, 2025 was $3,470 ($ Thousands).
(E)	Security is escrowed to maturity.

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	2,613,385	–	2,613,385
U.S. Treasury Obligations	–	189,353	–	189,353
Municipal Bonds	–	111,497	–	111,497
Sovereign Debt	–	36,925	–	36,925
Cash Equivalent	36,075	–	–	36,075
Total Investments in Securities	36,075	2,951,160	–	2,987,235

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,828	–	–	1,828
Unrealized Depreciation	(741)	–	–	(741)
Total Other Financial Instruments	1,087	–	–	1,087

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$19,963	$970,552	$(954,440)	$—	$—	$36,075	$1,246	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 36.2%
Communication Services — 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital
6.150%, 11/10/2026	$2,790	$2,839
4.908%, 07/23/2025	145	145
Cox Communications
7.625%, 06/15/2025	100	100

		3,084

Consumer Discretionary — 3.2%
AutoZone
5.050%, 07/15/2026	975	980
BMW US Capital LLC
1.250%, 08/12/2026 (A)	1,200	1,155
Ford Motor Credit LLC MTN
4.389%, 01/08/2026	2,795	2,773
General Motors
6.125%, 10/01/2025	1,642	1,647
Home Depot
4.681%, SOFRRATE + 0.330%, 12/24/2025 (B)	2,135	2,137
Hyundai Capital America
6.250%, 11/03/2025 (A)	500	502
5.250%, 01/08/2027 (A)	2,870	2,884
Mercedes-Benz Finance North America LLC
4.875%, 07/31/2026 (A)	1,125	1,128
Toyota Motor Credit
4.500%, 05/14/2027	650	652
Volkswagen Group of America Finance LLC
1.250%, 11/24/2025 (A)	695	683

		14,541

Consumer Staples — 1.9%
BAT Capital
3.215%, 09/06/2026	1,765	1,735
Bon Secours Mercy Health
3.382%, 11/01/2025	610	605
Element Fleet Management
5.643%, 03/13/2027 (A)	635	644
Mars
4.450%, 03/01/2027 (A)	3,390	3,393
PeaceHealth Obligated Group
1.375%, 11/15/2025	1,725	1,696
RWJ Barnabas Health
2.954%, 07/01/2026	545	537

		8,610

Energy — 1.5%
Columbia Pipelines Holding LLC
6.055%, 08/15/2026 (A)	100	101
Gray Oak Pipeline LLC
2.600%, 10/15/2025 (A)	900	889

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ONEOK
5.550%, 11/01/2026	$3,090	$3,125
2.200%, 09/15/2025	675	670
Western Midstream Operating
3.950%, 06/01/2025	400	400
Williams
5.400%, 03/02/2026	1,390	1,397
4.000%, 09/15/2025	500	499

		7,081

Financials — 20.4%
ABN AMRO Bank
6.339%, H15T1Y + 1.650%, 09/18/2027 (A)(B)	700	713
American Express
6.338%, SOFRRATE + 1.330%, 10/30/2026 (B)	424	427
5.645%, SOFRINDX + 0.750%, 04/23/2027 (B)	525	530
Aon Global
3.875%, 12/15/2025	750	748
Ares Capital
7.000%, 01/15/2027	475	489
Athene Global Funding
5.684%, 02/23/2026 (A)	490	493
Aviation Capital Group LLC
1.950%, 09/20/2026 (A)	825	794
Bank of America
4.623%, SOFRRATE + 1.110%, 05/09/2029 (B)	580	580
1.734%, SOFRRATE + 0.960%, 07/22/2027 (B)	2,690	2,602
Bank of America MTN
1.319%, SOFRRATE + 1.150%, 06/19/2026 (B)	775	773
1.197%, SOFRRATE + 1.010%, 10/24/2026 (B)	800	789
Bank of New York Mellon
4.587%, SOFRRATE + 0.693%, 04/20/2027 (B)	2,555	2,558
Bank of Nova Scotia
1.300%, 06/11/2025	900	899
Banque Federative du Credit Mutuel
5.896%, 07/13/2026 (A)	475	481
4.935%, 01/26/2026 (A)	350	351
4.524%, 07/13/2025 (A)	475	475
Barclays PLC
7.325%, H15T1Y + 3.050%, 11/02/2026 (B)	2,345	2,369
BPCE
5.203%, 01/18/2027 (A)	600	606
Canadian Imperial Bank of Commerce
5.615%, 07/17/2026	350	354

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.237%, 06/28/2027	$515	$523
Capital One Financial
4.985%, SOFRRATE + 2.160%, 07/24/2026 (B)	250	250
Citigroup
3.887%, TSFR3M + 1.825%, 01/10/2028 (B)	2,840	2,803
Cooperatieve Rabobank UA
5.500%, 10/05/2026	750	761
4.372%, 05/27/2027	1,125	1,128
1.106%, H15T1Y + 0.550%, 02/24/2027 (A)(B)	2,865	2,789
Corebridge Global Funding
5.750%, 07/02/2026 (A)	285	289
Credit Agricole
5.589%, 07/05/2026 (A)	1,095	1,109
1.247%, SOFRRATE + 0.892%, 01/26/2027 (A)(B)	2,440	2,383
Danske Bank MTN
6.259%, H15T1Y + 1.180%, 09/22/2026 (A)(B)	575	577
Deutsche Bank NY
5.582%, SOFRRATE + 1.219%, 11/16/2027 (B)	1,100	1,097
Equitable Financial Life Global Funding
5.500%, 12/02/2025 (A)	395	397
Goldman Sachs Bank USA NY
5.414%, SOFRRATE + 0.750%, 05/21/2027 (B)	750	755
Goldman Sachs Group
5.798%, SOFRRATE + 1.075%, 08/10/2026 (B)	750	751
HSBC Holdings PLC
7.336%, SOFRRATE + 3.030%, 11/03/2026 (B)	400	404
5.887%, SOFRRATE + 1.570%, 08/14/2027 (B)	2,915	2,951
JPMorgan Chase
3.960%, TSFR3M + 1.507%, 01/29/2027 (B)	750	747
1.470%, SOFRRATE + 0.765%, 09/22/2027 (B)	3,650	3,505
Lincoln Financial Global Funding
4.625%, 05/28/2028 (A)	650	651
Lloyds Banking Group PLC
5.462%, H15T1Y + 1.375%, 01/05/2028 (B)	470	476
1.627%, H15T1Y + 0.850%, 05/11/2027 (B)	3,060	2,973
Manufacturers & Traders Trust
5.400%, 11/21/2025	400	401
4.650%, 01/27/2026	590	589

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Morgan Stanley
6.138%, SOFRRATE + 1.770%, 10/16/2026 (B)	$750	$754
5.050%, SOFRRATE + 1.295%, 01/28/2027 (B)	350	351
Morgan Stanley MTN
3.875%, 01/27/2026	750	747
1.512%, SOFRRATE + 0.858%, 07/20/2027 (B)	3,615	3,488
Nasdaq
3.850%, 06/30/2026	750	746
Nationwide Building Society
6.557%, SOFRRATE + 1.910%, 10/18/2027 (A)(B)	500	512
New York Life Global Funding MTN
5.450%, 09/18/2026 (A)	750	760
Nordea Bank Abp MTN
1.500%, 09/30/2026 (A)	825	793
Pacific Life Global Funding II
5.500%, 08/28/2026 (A)	600	608
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/2027 (B)	375	386
5.300%, SOFRRATE + 1.342%, 01/21/2028 (B)	440	445
5.102%, SOFRRATE + 0.796%, 07/23/2027 (B)	2,545	2,560
Principal Life Global Funding II
5.000%, 01/16/2027 (A)	485	489
3.000%, 04/18/2026 (A)	1,000	987
Royal Bank of Canada MTN
5.200%, 07/20/2026	600	606
5.069%, SOFRRATE + 0.790%, 07/23/2027 (B)	2,860	2,879
1.150%, 06/10/2025	775	774
Santander UK Group Holdings PLC
1.673%, SOFRRATE + 0.989%, 06/14/2027 (B)	2,450	2,367
Skandinaviska Enskilda Banken
1.200%, 09/09/2026 (A)	825	792
Societe Generale
4.351%, 06/13/2025 (A)	525	525
1.488%, H15T1Y + 1.100%, 12/14/2026 (A)(B)	3,125	3,066
Standard Chartered
6.170%, H15T1Y + 2.050%, 01/09/2027 (A)(B)	450	453
State Street
4.995%, SOFRRATE + 0.640%, 10/22/2027 (B)	765	764
Toronto-Dominion Bank MTN
5.532%, 07/17/2026	3,410	3,448

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Truist Bank
4.671%, SOFRRATE + 0.590%, 05/20/2027 (B)	$4,140	$4,143
UBS
4.864%, SOFRRATE + 0.720%, 01/10/2028 (B)	550	553
1.250%, 06/01/2026	1,050	1,017
UBS Group
4.550%, 04/17/2026	750	750
1.305%, SOFRINDX + 0.980%, 02/02/2027 (A)(B)	3,140	3,067
US Bank
4.507%, SOFRRATE + 0.690%, 10/22/2027 (B)	2,950	2,947
Voya Financial
3.650%, 06/15/2026	309	306
Wells Fargo MTN
4.100%, 06/03/2026	650	647
3.196%, TSFR3M + 1.432%, 06/17/2027 (B)	3,510	3,459
Wells Fargo Bank
5.550%, 08/01/2025	600	601
4.811%, 01/15/2026	725	726

		92,856

Health Care — 1.5%
Elevance Health
1.500%, 03/15/2026	800	781
HCA
5.243%, SOFRRATE + 0.870%, 03/01/2028 (B)	1,740	1,749
Illumina
5.800%, 12/12/2025	400	402
Royalty Pharma PLC
1.200%, 09/02/2025	2,630	2,605
Solventum
5.450%, 02/25/2027	500	506
Stryker
4.550%, 02/10/2027	775	778

		6,821

Industrials — 2.3%
AerCap Ireland Capital DAC
6.100%, 01/15/2027	500	510
1.750%, 01/30/2026	3,120	3,057
Air Lease
2.200%, 01/15/2027	2,480	2,389
Air Lease MTN
2.875%, 01/15/2026	1,300	1,285
Caterpillar Financial Services
4.500%, 01/07/2027	775	778
John Deere Capital
4.500%, 01/08/2027	775	779

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Penske Truck Leasing Lp
5.750%, 05/24/2026 (A)	$950	$958
Regal Rexnord
6.050%, 02/15/2026	625	628

		10,384

Information Technology — 1.0%
Broadcom
3.459%, 09/15/2026	2,345	2,316
Oracle
1.650%, 03/25/2026	2,515	2,453

		4,769

Materials — 0.4%
Graphic Packaging International LLC
1.512%, 04/15/2026 (A)	650	629
International Flavors and Fragrances
1.230%, 10/01/2025 (A)	319	315
Rio Tinto Finance USA
4.375%, 03/12/2027	1,010	1,013

		1,957

Real Estate — 0.1%
Crown Castle
1.350%, 07/15/2025	350	348

Utilities — 3.2%
Alliant Energy Finance LLC
5.400%, 06/06/2027 (A)	595	601
American Electric Power
5.699%, 08/15/2025	450	451
Consumers Securitization Funding LLC
5.550%, 03/01/2028	286	288
DTE Electric
4.250%, 05/14/2027	365	363
Duke Energy
5.000%, 12/08/2025	1,275	1,277
Eversource Energy
3.350%, 03/15/2026	650	642
Georgia Power
4.636%, SOFRINDX + 0.280%, 09/15/2026 (B)	1,175	1,175
NextEra Energy Capital Holdings
5.158%, SOFRINDX + 0.800%, 02/04/2028 (B)	2,765	2,769
NSTAR Electric
3.250%, 11/15/2025	650	645
NYSEG Storm Funding LLC
4.713%, 05/01/2029	1,075	1,077
Pacific Gas and Electric
5.324%, SOFRINDX + 0.950%, 09/04/2025 (B)	2,065	2,065

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Southern California Edison
5.350%, 03/01/2026	$2,370	$2,381
Spire
5.300%, 03/01/2026	900	903

		14,637

Total Corporate Obligations
(Cost $164,623) ($ Thousands)		165,088

ASSET-BACKED SECURITIES — 31.5%
Automotive — 19.7%

Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Cl B
5.827%, 05/17/2032 (A)	1,187	1,200
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A2
4.830%, 03/15/2028 (A)	215	215
AmeriCredit Automobile Receivables Trust, Ser 2021-2, Cl C
1.010%, 01/19/2027	645	638
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/2028	339	339
AmeriCredit Automobile Receivables Trust, Ser 2023-2, Cl A2
6.190%, 04/19/2027	278	279
ARI Fleet Lease Trust, Ser 2023-A, Cl A3
5.330%, 02/17/2032 (A)	2,535	2,552
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/2032 (A)	125	126
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/2032 (A)	117	117
ARI Fleet Lease Trust, Ser 2024-B, Cl A2
5.540%, 04/15/2033 (A)	1,949	1,960
ARI Fleet Lease Trust, Ser 2025-B, Cl A2
4.590%, 03/15/2034 (A)	270	270
AutoNation Finance Trust, Ser 2025-1A, Cl A2
4.720%, 04/10/2028 (A)	560	560
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (A)	830	818
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Cl B
2.960%, 02/20/2027 (A)	900	890
Bank of America Auto Trust, Ser 2023-2A, Cl A2
5.850%, 08/17/2026 (A)	35	35
Bayview Opportunity Master Fund VII Trust, Ser 2024-CAR1F, Cl A
6.971%, 07/29/2032 (A)	455	457

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
BMW Vehicle Lease Trust, Ser 2024-1, Cl A2A
5.100%, 07/27/2026	$86	$86
BMW Vehicle Lease Trust, Ser 2024-2, Cl A2A
4.290%, 01/25/2027	917	915
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028	895	901
BofA Auto Trust, Ser 2025-1A, Cl A2A
4.520%, 11/22/2027 (A)	180	180
Bridgecrest Lending Auto Securitization Trust, Ser 2024-4, Cl A3
4.720%, 09/15/2028	1,555	1,555
Capital One Prime Auto Receivables Trust, Ser 2022-1, Cl A3
3.170%, 04/15/2027	257	256
Carmax Auto Owner Trust, Ser 2022-1, Cl A3
1.470%, 12/15/2026	232	231
Carmax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/2027	1,654	1,655
Carmax Auto Owner Trust, Ser 2023-3, Cl A2A
5.720%, 11/16/2026	17	17
CarMax Auto Owner Trust, Ser 2023-3, Cl A3
5.280%, 05/15/2028	2,500	2,513
CarMax Auto Owner Trust, Ser 2024-1, Cl A2A
5.300%, 03/15/2027	336	336
CarMax Auto Owner Trust, Ser 2024-2, Cl A2A
5.650%, 05/17/2027	337	338
Carmax Auto Owner Trust, Ser 2025-2, Cl A1
4.468%, 05/15/2026	173	173
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	223	218
Carvana Auto Receivables Trust, Ser 2021-N2, Cl B
0.750%, 03/10/2028	60	58
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/2028	134	128
Carvana Auto Receivables Trust, Ser 2022-N1, Cl A2
3.210%, 12/11/2028 (A)	1,744	1,719
Carvana Auto Receivables Trust, Ser 2023-N3, Cl A
6.410%, 09/10/2027 (A)	66	66
Carvana Auto Receivables Trust, Ser 2023-P5, Cl A2
5.770%, 04/12/2027 (A)	27	27

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust, Ser 2024-N1, Cl A2
5.760%, 04/12/2027 (A)	$104	$104
Carvana Auto Receivables Trust, Ser 2024-P1, Cl A2
5.500%, 08/10/2027 (A)	46	46
Carvana Auto Receivables Trust, Ser 2025-N1, Cl A1
4.636%, 03/10/2026 (A)	172	172
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (A)	94	93
Chase Auto Owner Trust, Ser 2024-1A, Cl A2
5.480%, 04/26/2027 (A)	136	136
Chase Auto Owner Trust, Ser 2024-3A, Cl A2
5.530%, 09/27/2027 (A)	822	824
Chase Auto Owner Trust, Ser 2024-4A, Cl A2
5.250%, 09/27/2027 (A)	573	574
Chesapeake Funding II LLC, Ser 2023-1A, Cl A1
5.650%, 05/15/2035 (A)	214	215
Citizens Auto Receivables Trust, Ser 2023-2, Cl A2A
6.090%, 10/15/2026 (A)	16	16
Citizens Auto Receivables Trust, Ser 2024-1, Cl A2A
5.430%, 10/15/2026 (A)	140	140
CPS Auto Receivables Trust, Ser 2023-B, Cl A
5.910%, 08/16/2027 (A)	9	9
CPS Auto Receivables Trust, Ser 2023-D, Cl A
6.400%, 06/15/2027 (A)	17	17
CPS Auto Receivables Trust, Ser 2024-A, Cl A
5.710%, 09/15/2027 (A)	37	37
Credit Acceptance Auto Loan Trust, Ser 2023-3A, Cl A
6.390%, 08/15/2033 (A)	1,550	1,565
Drive Auto Receivables Trust, Ser 2025-1, Cl A3
4.730%, 09/15/2032	835	836
DT Auto Owner Trust, Ser 2023-3A, Cl A
6.290%, 08/16/2027 (A)	43	43
Enterprise Fleet Financing LLC, Ser 2022-2, Cl A2
4.650%, 05/21/2029 (A)	50	50
Enterprise Fleet Financing LLC, Ser 2022-3, Cl A2
4.380%, 07/20/2029 (A)	19	19
Enterprise Fleet Financing LLC, Ser 2023-1, Cl A2
5.510%, 01/22/2029 (A)	97	97

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A2
5.560%, 04/22/2030 (A)	$262	$264
Enterprise Fleet Financing LLC, Ser 2023-3, Cl A2
6.400%, 03/20/2030 (A)	1,185	1,202
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (A)	397	400
Enterprise Fleet Financing LLC, Ser 2024-2, Cl A2
5.740%, 12/20/2026 (A)	329	331
Enterprise Fleet Financing LLC, Ser 2024-4, Cl A1
4.724%, 10/21/2025 (A)	100	100
Enterprise Fleet Financing LLC, Ser 2024-4, Cl A2
4.690%, 07/20/2027 (A)	2,010	2,011
Enterprise Fleet Financing LLC, Ser 2025-2, Cl A1
4.555%, 05/20/2026 (A)	344	344
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026 (A)	–	–
FHF Trust, Ser 2022-1A, Cl A
4.430%, 01/18/2028 (A)	88	88
First Investors Auto Owner Trust, Ser 2023-1A, Cl A
6.440%, 10/16/2028 (A)	365	369
Flagship Credit Auto Trust, Ser 2023-3, Cl A2
5.890%, 07/15/2027 (A)	66	67
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A2A
5.240%, 07/15/2026	70	70
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A3
5.060%, 05/15/2027	1,300	1,302
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A3
4.650%, 02/15/2028	757	758
Ford Credit Auto Owner Trust, Ser 2024-C, Cl A2A
4.320%, 08/15/2027	380	380
Ford Credit Auto Owner Trust, Ser 2024-D, Cl A1
4.604%, 12/15/2025	171	171
Ford Credit Auto Owner Trust, Ser 2025-A, Cl A2A
4.470%, 12/15/2027	1,095	1,094
Ford Credit Floorplan Master Owner Trust A, Ser 2023-1, Cl A1
4.920%, 05/15/2028 (A)	500	502

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust, Ser 2025-1, Cl A1
4.630%, 04/15/2030	$410	$412
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/2028 (A)	200	201
GECU Auto Receivables Trust, Ser 2023-1A, Cl A2
5.950%, 03/15/2027 (A)	195	195
GLS Auto Receivables Issuer Trust, Ser 2024-1A, Cl A3
5.400%, 09/15/2027 (A)	1,957	1,959
GLS Auto Receivables Issuer Trust, Ser 2025-2A, Cl A1
4.716%, 04/15/2026 (A)	1,000	1,000
GLS Auto Select Receivables Trust, Ser 2023-2A, Cl A2
6.370%, 06/15/2028 (A)	220	221
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A3
5.380%, 11/20/2026	701	703
GM Financial Automobile Leasing Trust, Ser 2024-1, Cl A2A
5.180%, 06/22/2026	237	237
GM Financial Automobile Leasing Trust, Ser 2024-1, Cl A3
5.090%, 03/22/2027	1,300	1,304
GM Financial Automobile Leasing Trust, Ser 2025-1, Cl A1
4.408%, 02/20/2026	399	399
GM Financial Automobile Leasing Trust, Ser 2025-2, Cl A3
4.580%, 05/22/2028	500	502
GM Financial Consumer Automobile Receivables Trust, Ser 2023-1, Cl A3
4.660%, 02/16/2028	2,657	2,658
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A3
5.450%, 06/16/2028	1,241	1,249
GM Financial Consumer Automobile Receivables Trust, Ser 2025-2, Cl A2A
4.400%, 02/16/2028	175	175
GMF Floorplan Owner Revolving Trust Series, Ser 2025-1A, Cl A1
4.590%, 03/15/2029 (A)	1,160	1,162
GMF Floorplan Owner Revolving Trust, Ser 2023-1, Cl A1
5.340%, 06/15/2028 (A)	700	705
Hertz Vehicle Financing III LLC, Ser 2023-1A, Cl A
5.490%, 06/25/2027 (A)	2,030	2,040
Honda Auto Receivables Owner Trust, Ser 2023-3, Cl A3
5.410%, 02/18/2028	1,175	1,182

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Honda Auto Receivables Owner Trust, Ser 2024-4, Cl A2
4.560%, 03/15/2027	$1,213	$1,213
Honda Auto Receivables Owner Trust, Ser 2025-2, Cl A2A
4.300%, 01/18/2028	325	324
Huntington Auto Trust, Ser 2024-1A, Cl A2
5.500%, 03/15/2027 (A)	163	163
Hyundai Auto Lease Securitization Trust, Ser 2025-A, Cl A2A
4.600%, 06/15/2027 (A)	2,600	2,603
Hyundai Auto Lease Securitization Trust, Ser 2025-B, Cl A2A
4.580%, 09/15/2027 (A)	320	320
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A3
2.220%, 10/15/2026	88	88
Hyundai Auto Receivables Trust, Ser 2024-B, Cl A2A
5.150%, 06/15/2027	207	207
Hyundai Auto Receivables Trust, Ser 2025-A, Cl A3
4.320%, 10/15/2029	720	720
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027 (A)	27	28
LAD Auto Receivables Trust, Ser 2024-3A, Cl A2
4.640%, 11/15/2027 (A)	517	517
Lendbuzz Securitization Trust, Ser 2023-3A, Cl A2
7.500%, 12/15/2028 (A)	338	345
Mercedes-Benz Auto Lease Trust, Ser 2023-A, Cl A3
4.740%, 01/15/2027	1,116	1,116
Mercedes-Benz Auto Lease Trust, Ser 2024-B, Cl A2A
4.570%, 12/15/2026	156	156
Mercedes-Benz Auto Lease Trust, Ser 2025-A, Cl A3
4.610%, 04/16/2029	265	267
Mercedes-Benz Auto Receivables Trust, Ser 2022-1, Cl A3
5.210%, 08/16/2027	429	430
Navistar Financial Dealer Note Master Owner Trust, Ser 2023-1, Cl A
6.180%, 08/25/2028 (A)	750	752
NextGear Floorplan Master Owner Trust, Ser 2024-1A, Cl A2
5.120%, 03/15/2029 (A)	250	253
Nissan Auto Lease Trust, Ser 2024-A, Cl A2A
5.110%, 10/15/2026	490	490
Nissan Auto Lease Trust, Ser 2024-A, Cl A3
4.910%, 04/15/2027	1,150	1,154

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nissan Auto Receivables Owner Trust, Ser 2022-A, Cl A4
2.070%, 12/17/2029	$1,150	$1,129
Nissan Auto Receivables Owner Trust, Ser 2023-B, Cl A3
5.930%, 03/15/2028	1,125	1,135
Nissan Auto Receivables Owner Trust, Ser 2025-A, Cl A3
4.490%, 12/17/2029	805	807
OCCU Auto Receivables Trust, Ser 2023-1A, Cl A2
6.230%, 04/15/2027 (A)	122	122
Octane Receivables Trust, Ser 2023-3A, Cl A2
6.440%, 03/20/2029 (A)	1,119	1,127
OneMain Direct Auto Receivables Trust, Ser 2019-1A, Cl A
3.630%, 09/14/2027 (A)	77	77
Porsche Financial Auto Securitization Trust, Ser 2023-2A, Cl A3
5.790%, 01/22/2029 (A)	902	908
Porsche Innovative Lease Owner Trust, Ser 2024-1A, Cl A3
4.670%, 11/22/2027 (A)	1,150	1,152
Porsche Innovative Lease Owner Trust, Ser 2025-1A, Cl A3
4.610%, 10/20/2028 (A)	465	467
Prestige Auto Receivables Trust, Ser 2025-1A, Cl A1
4.668%, 04/15/2026 (A)	852	852
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032 (A)	26	26
Santander Bank Auto Credit-Linked Notes, Ser 2023-A, Cl B
6.493%, 06/15/2033 (A)	175	175
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl D
1.330%, 09/15/2027	293	291
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/2029	1,745	1,732
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl B
4.420%, 11/15/2027	603	603
Santander Drive Auto Receivables Trust, Ser 2024-2, Cl A2
5.800%, 09/15/2027	143	143
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/2026 (A)	968	970
SBNA Auto Lease Trust, Ser 2024-C, Cl A2
4.940%, 11/20/2026 (A)	74	74

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Securitized Term Auto Receivables Trust, Ser 2025-A, Cl B
5.038%, 07/25/2031 (A)	$641	$643
Securitized Term Auto Receivables Trust, Ser 2025-A, Cl C
5.185%, 07/25/2031 (A)	569	572
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A2
5.350%, 06/21/2027 (A)	50	50
SFS Auto Receivables Securitization Trust, Ser 2024-3A, Cl A2
4.710%, 05/22/2028 (A)	1,171	1,171
Stellantis Financial Underwritten Enhanced Lease Trust, Ser 2025-AA, Cl A3
4.470%, 07/20/2028 (A)	420	420
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A2A
5.540%, 12/21/2026 (A)	351	351
Toyota Auto Receivables Owner Trust, Ser 2023-C, Cl A2A
5.600%, 08/17/2026	81	81
Toyota Auto Receivables Owner Trust, Ser 2025-B, Cl A2A
4.460%, 03/15/2028	445	445
Toyota Lease Owner Trust, Ser 2024-A, Cl A3
5.250%, 04/20/2027 (A)	1,241	1,247
Toyota Lease Owner Trust, Ser 2024-B, Cl A2A
4.310%, 02/22/2027 (A)	310	309
Toyota Lease Owner Trust, Ser 2024-B, Cl A3
4.210%, 09/20/2027 (A)	645	643
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A3
5.800%, 02/16/2027 (A)	112	112
Westlake Automobile Receivables Trust, Ser 2023-4A, Cl A2
6.230%, 01/15/2027 (A)	193	194
Westlake Automobile Receivables Trust, Ser 2023-4A, Cl A3
6.240%, 07/15/2027 (A)	940	946
Westlake Automobile Receivables Trust, Ser 2023-P1, Cl A2
5.890%, 02/16/2027 (A)	541	542
Westlake Flooring Master Trust, Ser 2024-1A, Cl A
5.430%, 02/15/2028 (A)	135	136
Westlake Flooring Master Trust, Ser 2024-1A, Cl B
6.070%, 02/15/2028 (A)	1,840	1,851
Wheels Fleet Lease Funding 1 LLC, Ser 2023-1A, Cl A
5.800%, 04/18/2038 (A)	468	471

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Wheels Fleet Lease Funding 1 LLC, Ser 2023-2A, Cl A
6.460%, 08/18/2038 (A)	$524	$531
Wheels Fleet Lease Funding 1 LLC, Ser 2024-2A, Cl A1
4.870%, 06/21/2039 (A)	575	577
Wheels Fleet Lease Funding 1 LLC, Ser 2025-1A, Cl A1
4.570%, 01/18/2040 (A)	845	846
World Omni Auto Receivables Trust, Ser 2021-C, Cl A4
0.640%, 09/15/2027	993	986
World Omni Auto Receivables Trust, Ser 2022-D, Cl A3
5.610%, 02/15/2028	734	737
World Omni Automobile Lease Securitization Trust, Ser 2025-A, Cl A3
4.420%, 04/17/2028	290	289
		89,664

Credit Cards — 2.5%

American Express Credit Account Master Trust, Ser 2024-3, Cl A
4.650%, 07/15/2029	1,750	1,764
Barclays Dryrock Issuance Trust, Ser 2023-1, Cl A
4.720%, 02/15/2029	300	301
Capital One Multi-Asset Execution Trust, Ser 2022-A3, Cl A
4.950%, 10/15/2027	1,800	1,802
Discover Card Execution Note Trust, Ser 2022-A4, Cl A
5.030%, 10/15/2027	1,525	1,528
Evergreen Credit Card Trust, Ser 2025-CRT5, Cl B
5.240%, 05/15/2029 (A)	920	926
Golden Credit Card Trust, Ser 2021-1A, Cl A
1.140%, 08/15/2028 (A)	3,465	3,331
Trillium Credit Card Trust II, Ser 2023-3A, Cl A
5.182%, SOFRRATE + 0.850%, 08/26/2028 (A)(B)	1,700	1,701
		11,353

Other Asset-Backed Securities — 9.3%

Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026 (A)	2	2
Affirm Asset Securitization Trust, Ser 2024-A, Cl A
5.610%, 02/15/2029 (A)	255	256

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Amur Equipment Finance Receivables XI LLC, Ser 2022-2A, Cl A2
5.300%, 06/21/2028 (A)	$62	$62
Amur Equipment Finance Receivables XII LLC, Ser 2023-1A, Cl A2
6.090%, 12/20/2029 (A)	843	851
Amur Equipment Finance Receivables XIII LLC, Ser 2024-1A, Cl A2
5.380%, 01/21/2031 (A)	2,454	2,473
Amur Equipment Finance Receivables XV LLC, Ser 2025-1A, Cl A2
4.700%, 09/22/2031 (A)	590	591
Apidos CLO XII, Ser 2024-12A, Cl ARR
5.336%, TSFR3M + 1.080%, 04/15/2031 (A)(B)	538	538
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (A)	151	138
Ares XXXIV CLO, Ser 2024-2A, Cl AR3
5.600%, TSFR3M + 1.320%, 04/17/2033 (A)(B)	2,000	2,003
Auxilior Term Funding, Ser 2023-1A, Cl A2
6.180%, 12/15/2028 (A)	203	204
Bain Capital Credit CLO, Ser 2025-2A, Cl AR3
5.200%, TSFR3M + 0.920%, 10/17/2032 (A)(B)	2,353	2,346
Carbone CLO, Ser 2017-1A, Cl A1
5.671%, TSFR3M + 1.402%, 01/20/2031 (A)(B)	134	134
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
5.511%, TSFR3M + 1.232%, 04/17/2031 (A)(B)	230	230
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
5.511%, TSFR3M + 1.242%, 07/20/2031 (A)(B)	352	352
Carlyle Global Market Strategies CLO, Ser 2024-4A, Cl A1RR
5.490%, TSFR3M + 1.220%, 07/20/2032 (A)(B)	451	451
CBAM, Ser 2018-5A, Cl A
5.561%, TSFR3M + 1.282%, 04/17/2031 (A)(B)	320	320
CCG Receivables Trust, Ser 2023-1, Cl A2
5.820%, 09/16/2030 (A)	160	161
CCG Receivables Trust, Ser 2025-1, Cl A2
4.480%, 10/14/2032 (A)	185	185
CIFC Funding, Ser 2017-1A, Cl ARR
5.644%, TSFR3M + 1.372%, 01/22/2031 (A)(B)	293	294
CIFC Funding, Ser 2021-5A, Cl A1R1
5.658%, TSFR3M + 1.402%, 01/15/2035 (A)(B)	1,000	1,002

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028	$1,128	$1,133
CNH Equipment Trust, Ser 2024-C, Cl A2A
4.300%, 02/18/2028	817	816
CNH Equipment Trust, Ser 2025-A, Cl A2A
4.300%, 08/15/2028	735	734
Dext ABS LLC, Ser 2023-2, Cl A2
6.560%, 05/15/2034 (A)	386	389
DLLAA LLC, Ser 2023-1A, Cl A2
5.930%, 07/20/2026 (A)	48	48
DLLAA LLC, Ser 2025-1A, Cl A2
4.700%, 10/20/2027 (A)	545	545
DLLAD LLC, Ser 2021-1A, Cl A3
0.640%, 09/21/2026 (A)	35	35
DLLST, Ser 2024-1A, Cl A2
5.330%, 01/20/2026 (A)	73	73
Dryden 94 CLO, Ser 2024-94A, Cl AR
5.616%, TSFR3M + 1.360%, 10/15/2037 (A)(B)	700	702
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (A)	850	836
FirstKey Homes Trust, Ser 2022-SFR3, Cl A
4.250%, 07/17/2038 (A)	375	372
GreatAmerica Leasing Receivables, Ser 2023-1, Cl A2
5.350%, 02/16/2026 (A)	130	130
GreatAmerica Leasing Receivables, Ser 2024-1, Cl A2
5.320%, 08/17/2026 (A)	996	997
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (A)	535	519
HPEFS Equipment Trust, Ser 2023-2A, Cl A2
6.040%, 01/21/2031 (A)	60	60
HPEFS Equipment Trust, Ser 2024-1A, Cl A3
5.180%, 05/20/2031 (A)	1,535	1,538
John Deere Owner Trust, Ser 2023-C, Cl A2
5.760%, 08/17/2026	53	53
John Deere Owner Trust, Ser 2024-C, Cl A2A
4.360%, 08/16/2027	307	307
KKR CLO 21, Ser 2018-21, Cl A
5.518%, TSFR3M + 1.262%, 04/15/2031 (A)(B)	265	265
KKR CLO, Ser 2017-11, Cl AR
5.698%, TSFR3M + 1.442%, 01/15/2031 (A)(B)	214	215
Kubota Credit Owner Trust, Ser 2023-2A, Cl A2
5.610%, 07/15/2026 (A)	276	276
Kubota Credit Owner Trust, Ser 2024-1A, Cl A2
5.390%, 01/15/2027 (A)	557	558

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Kubota Credit Owner Trust, Ser 2025-1A, Cl A2
4.610%, 12/15/2027 (A)	$1,150	$1,152
M&T Equipment Notes, Ser 2023-1A, Cl A2
6.090%, 07/15/2030 (A)	4	4
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A4
0.660%, 11/15/2027 (A)	327	325
MMAF Equipment Finance LLC, Ser 2021-A, Cl A3
0.560%, 06/13/2028 (A)	30	29
MMAF Equipment Finance LLC, Ser 2023-A, Cl A2
5.790%, 11/13/2026 (A)	271	272
MMAF Equipment Finance LLC, Ser 2024-A, Cl A2
5.200%, 09/13/2027 (A)	578	580
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (A)	163	156
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (A)	449	421
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (A)	714	646
OCP CLO, Ser 2018-5A, Cl A1R
5.624%, TSFR3M + 1.342%, 04/26/2031 (A)(B)	29	29
Octagon Investment Partners 36, Ser 2018-1A, Cl A1
5.488%, TSFR3M + 1.232%, 04/15/2031 (A)(B)	515	515
OneMain Financial Issuance Trust, Ser 2022-S1, Cl A
4.130%, 05/14/2035 (A)	1,068	1,063
PFS Financing, Ser 2025-A, Cl B
5.000%, 01/15/2029 (A)	800	800
PFS Financing, Ser 2025-B, Cl A
4.850%, 02/15/2030 (A)	545	551
Rad CLO 4, Ser 2024-4A, Cl AR
5.512%, TSFR3M + 1.230%, 04/25/2032 (A)(B)	513	514
SCF Equipment Leasing LLC, Ser 2023-1A, Cl A2
6.560%, 01/22/2030 (A)	19	19
SCF Equipment Trust LLC, Ser 2025-1A, Cl A2
4.820%, 07/22/2030 (A)	100	100
SoFi Consumer Loan Program Trust, Ser 2025-1, Cl A
4.800%, 02/27/2034 (A)	1,777	1,777

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
STAR Trust, Ser 2024-SFR4, Cl A
6.079%, TSFR1M + 1.750%, 10/17/2041 (A)(B)	$1,239	$1,243
STAR Trust, Ser 2024-SFR4, Cl B
6.429%, TSFR1M + 2.100%, 10/17/2041 (A)(B)	425	426
STAR Trust, Ser 2025-SFR5, Cl A
5.779%, TSFR1M + 1.450%, 02/17/2042 (A)(B)	720	720
STAR Trust, Ser 2025-SFR5, Cl B
6.079%, TSFR1M + 1.750%, 02/17/2042 (A)(B)	1,420	1,420
T-Mobile US Trust, Ser 2024-1A, Cl A
5.050%, 09/20/2029 (A)	2,600	2,617
Verizon Master Trust, Ser 2024-3, Cl A1A
5.340%, 04/22/2030	1,610	1,640
VFI ABS LLC, Ser 2023-1A, Cl A
7.270%, 03/26/2029 (A)	133	134
Volvo Financial Equipment LLC, Ser 2024-1A, Cl A1
5.073%, 09/15/2025 (A)	13	13
Voya CLO, Ser 2018-2A, Cl A1R
5.513%, TSFR3M + 1.232%, 04/25/2031 (A)(B)	222	223
Voya CLO, Ser 2018-3A, Cl A1R2
5.456%, TSFR3M + 1.200%, 10/15/2031 (A)(B)	810	810
Voya CLO, Ser 2024-2A, Cl AR
5.470%, TSFR3M + 1.200%, 07/20/2032 (A)(B)	1,129	1,130
		42,523

Total Asset-Backed Securities
(Cost $143,322) ($ Thousands)		143,540

MORTGAGE-BACKED SECURITIES — 13.7%
Agency Mortgage-Backed Obligations — 4.0%
FHLMC
3.000%, 03/01/2030 to 09/01/2030	1,444	1,409
FHLMC ARM
7.199%, H15T1Y + 2.150%, 02/01/2030(B)	1	1
FHLMC CMO, Ser 2012-4030, Cl AN
1.750%, 04/15/2027	19	19
FHLMC CMO, Ser 2018-4783, Cl BV
4.000%, 03/15/2037	598	595
FHLMC CMO, Ser 2018-4818, Cl BD
3.500%, 03/15/2045	18	18
FHLMC CMO, Ser 2019-4938, Cl CA
2.500%, 04/25/2048	1,004	952
FHLMC CMO, Ser 2021-5081, Cl HE
1.000%, 01/15/2044	190	172

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2022-5264, Cl AB
4.500%, 08/25/2039	$290	$289
FHLMC Multifamily Structured Pass Through Certificates, Ser K067, Cl A1
2.895%, 03/25/2027	253	249
FHLMC Multifamily Structured Pass Through Certificates, Ser KBX1, Cl A2
2.920%, 01/25/2026	231	228
FHLMC Multifamily Structured Pass Through Certificates, Ser KIR1, Cl A2
2.849%, 03/25/2026	650	640
FHLMC Multifamily Structured Pass-Through Certificates, Ser KIR1, Cl A1
2.446%, 03/25/2026	143	141
FHLMC REMIC CMO, Ser 2011-3786, Cl ED
4.000%, 09/15/2039	486	484
FHLMC REMIC CMO, Ser 2013-4166, Cl PV
3.250%, 07/15/2037	1,872	1,837
FHLMC REMIC CMO, Ser 2015-4479, Cl TA
3.000%, 07/15/2034	1,053	1,032
FHLMC REMIC CMO, Ser 2018-4753, Cl QV
3.500%, 12/15/2040	364	362
FHLMC STACR REMIC Trust, Ser 2024-DNA2, Cl A1
5.572%, SOFR30A + 1.250%, 05/25/2044(A)(B)	359	360
FHLMC STACR REMIC Trust, Ser 2024-HQA1, Cl M1
5.572%, SOFR30A + 1.250%, 03/25/2044(A)(B)	423	424
FNMA
6.000%, 01/01/2027 to 04/01/2040	56	58
3.500%, 11/01/2034	128	127
3.000%, 10/01/2030	133	130
FNMA ARM
6.465%, H15T1Y + 2.215%, 01/01/2029(B)	2	2
FNMA CMO, Ser 2001-33, Cl FA
4.887%, SOFR30A + 0.564%, 07/25/2031(B)	2	2
FNMA CMO, Ser 2011-99, Cl KB
3.500%, 10/25/2026	183	181
FNMA CMO, Ser 2013-1, Cl DC
2.000%, 02/25/2033	542	506
FNMA CMO, Ser 2016-99, Cl H
3.000%, 08/25/2043	203	200
FNMA CMO, Ser 2022-77, Cl CA
5.000%, 04/25/2039	334	333
FNMA CMO, Ser 2023-16, Cl VE
5.500%, 03/25/2034	439	449
FNMA Connecticut Avenue Securities Trust, Ser 2016-C03, Cl 2M2
10.337%, SOFR30A + 6.014%, 10/25/2028(B)	139	143

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities Trust, Ser 2024-R03, Cl 2M1
5.471%, SOFR30A + 1.150%, 03/25/2044(A)(B)	$243	$244
FNMA REMIC CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	98	93
FNMA REMIC CMO, Ser 2015-57, Cl CA
3.000%, 08/25/2034	276	271
FNMA REMIC CMO, Ser 2016-81, Cl PA
3.000%, 02/25/2044	1,515	1,492
FNMA REMIC CMO, Ser 2023-32, Cl BD
5.500%, 07/25/2042	1,916	1,932
FNMA, Ser M4, Cl A2
2.551%, 12/25/2026(B)	1,194	1,161
FREMF Mortgage Trust, Ser 2015-K49, Cl B
3.736%, 10/25/2048(A)(B)	1,500	1,493
GNMA CMO, Ser 2013-88, Cl WC
2.000%, 11/20/2041	345	334

		18,363
Non-Agency Mortgage-Backed Obligations — 9.7%
ALA Trust, Ser 2025-OANA, Cl A
6.043%, TSFR1M + 1.743%, 06/15/2030(A)(B)	1,765	1,772
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(B)	15	15
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(B)	162	153
Angel Oak Mortgage Trust, Ser 2020-3, Cl A1
1.691%, 04/25/2065(A)(B)	194	183
Angel Oak Mortgage Trust, Ser 2020-4, Cl A1
1.469%, 06/25/2065(A)(B)	97	92
Angel Oak Mortgage Trust, Ser 2020-R1, Cl A1
0.990%, 04/25/2053(A)(B)	116	110
Angel Oak Mortgage Trust, Ser 2021-1, Cl A1
0.909%, 01/25/2066(A)(B)	416	353
Angel Oak Mortgage Trust, Ser 2021-3, Cl A1
1.068%, 05/25/2066(A)(B)	371	318
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048(A)(B)	94	89
Bank of America Commercial Mortgage Trust, Ser 2017-BNK3, Cl ASB
3.366%, 02/15/2050	107	106
BANK, Ser 2017-BNK7, Cl ASB
3.265%, 09/15/2060	89	88

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust, Ser 2020-B17, Cl A2
2.211%, 03/15/2053	$154	$142
BMO Mortgage Trust, Ser 2022-C3, Cl A1
5.251%, 09/15/2054(B)	393	393
BPR Trust, Ser 2021-TY, Cl A
5.494%, TSFR1M + 1.164%, 09/15/2038(A)(B)	1,000	998
BPR Trust, Ser 2022-OANA, Cl A
6.227%, TSFR1M + 1.898%, 04/15/2037(A)(B)	550	550
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(B)	63	61
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(B)	149	139
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	99	96
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(B)	250	233
BSPRT Issuer, Ser 2022-FL8, Cl A
5.832%, SOFR30A + 1.500%, 02/15/2037(A)(B)	360	360
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(A)(B)	33	32
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl B
5.314%, TSFR1M + 0.984%, 06/15/2038(A)(B)	1,170	1,169
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
5.096%, TSFR1M + 0.767%, 05/15/2038(A)(B)	178	178
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
5.143%, TSFR1M + 0.814%, 09/15/2036(A)(B)	540	537
BX Commercial Mortgage Trust, Ser 2022-CSMO, Cl A
6.444%, TSFR1M + 2.115%, 06/15/2027(A)(B)	475	477
BX Commerical Mortgage Trust, Ser 2021-MFM1, Cl B
5.394%, TSFR1M + 1.064%, 01/15/2034(A)(B)	434	433
BX Trust, Ser 2021-ARIA, Cl A
5.343%, TSFR1M + 1.014%, 10/15/2036(A)(B)	300	299

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Trust, Ser 2021-LGCY, Cl A
4.950%, TSFR1M + 0.620%, 10/15/2036(A)(B)	$1,200	$1,194
BX Trust, Ser 2022-LBA6, Cl A
5.329%, TSFR1M + 1.000%, 01/15/2039(A)(B)	1,220	1,217
BX Trust, Ser 2025-VLT6, Cl B
6.221%, TSFR1M + 1.893%, 03/15/2042(A)(B)	1,975	1,960
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	253	250
Chase Mortgage Finance, Ser 2021-CL1, Cl M1
5.522%, SOFR30A + 1.200%, 02/25/2050(A)(B)	396	389
Citigroup Commercial Mortgage Trust, Ser 2016-C1, Cl AAB
3.003%, 05/10/2049	16	16
Citigroup Commercial Mortgage Trust, Ser 2016-GC37, Cl AAB
3.098%, 04/10/2049	114	114
Citigroup Commercial Mortgage Trust, Ser 2016-P3, Cl AAB
3.127%, 04/15/2049	11	11
Citigroup Mortgage Loan Trust, Ser 2018-RP2, Cl A1
3.500%, 02/25/2058(A)(B)	95	94
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(B)	209	190
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(B)	97	90
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(B)	306	262
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(B)	433	361
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(A)	137	125
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(B)	750	635
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(B)	691	589
COLT Mortgage Pass-Through Certificates, Ser 2021-1R, Cl A1
0.857%, 05/25/2065(A)(B)	322	289
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
5.972%, SOFR30A + 1.650%, 12/25/2041(A)(B)	555	558

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
6.222%, SOFR30A + 1.900%, 12/25/2041(A)(B)	$1,575	$1,589
Connecticut Avenue Securities Trust, Ser 2023-R02, Cl 1M1
6.622%, SOFR30A + 2.300%, 01/25/2043(A)(B)	232	237
Connecticut Avenue Securities Trust, Ser 2023-R03, Cl 2M1
6.822%, SOFR30A + 2.500%, 04/25/2043(A)(B)	419	426
CSAIL Commercial Mortgage Trust, Ser 2018-C14, Cl ASB
4.359%, 11/15/2051(B)	350	348
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(B)	364	292
CSMC, Ser 2021-NQM1, Cl A1
0.809%, 05/25/2065(A)(B)	311	282
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(B)	76	72
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(B)	128	112
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065(A)(B)	39	36
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066(A)(B)	77	65
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(B)	246	203
ELM Trust, Ser 2024-ELM, Cl A15
5.801%, 06/10/2039(A)(B)	415	419
ELM Trust, Ser 2024-ELM, Cl A10
5.801%, 06/10/2039(A)(B)	415	419
ELP Commercial Mortgage Trust, Ser 2021-ELP, Cl A
5.145%, TSFR1M + 0.815%, 11/15/2038(A)(B)	1,059	1,056
Extended Stay America Trust, Ser 2021-ESH, Cl B
5.824%, TSFR1M + 1.494%, 07/15/2038(A)(B)	429	429
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
5.622%, SOFR30A + 1.300%, 02/25/2042(A)(B)	126	126
Fontainebleau Miami Beach Mortgage Trust, Ser 2024-FBLU, Cl A
5.779%, TSFR1M + 1.450%, 12/15/2039(A)(B)	950	945

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GCAT Trust, Ser 2020-NQM2, Cl A1
2.555%, 04/25/2065(A)(C)	$71	$68
GCAT Trust, Ser 2021-CM1, Cl A
2.469%, 04/25/2065(A)(B)	346	329
GCAT Trust, Ser 2021-NQM1, Cl A1
0.874%, 01/25/2066(A)(B)	258	224
GCAT Trust, Ser 2021-NQM5, Cl A1
1.262%, 07/25/2066(A)(B)	1,082	903
GS Mortgage Securities II Trust, Ser 2022-SHIP, Cl B
4.936%, 09/10/2038(A)(B)	810	806
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	167	166
GS Mortgage Securities Trust, Ser 2017-GS8, Cl AAB
3.313%, 11/10/2050	208	205
HLTN Commercial Mortgage Trust, Ser 2024-DPLO, Cl A
5.970%, TSFR1M + 1.642%, 06/15/2041(A)(B)	800	800
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(B)	481	416
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(B)	322	271
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(B)	354	306
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl ASB
3.733%, 01/15/2049	152	152
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl ASB
3.549%, 03/15/2050	37	36
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP7, Cl ASB
3.241%, 09/15/2050	206	203
JPMorgan Mortgage Trust, Ser 2014-5, Cl A1
2.646%, 10/25/2029(A)(B)	444	434
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
5.189%, TSFR1M + 0.864%, 04/25/2046(A)(B)	88	87
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(B)	65	62
MF1, Ser 2022-FL8, Cl A
5.674%, TSFR1M + 1.350%, 02/19/2037(A)(B)	546	544
MFA Trust, Ser 2020-NQM1, Cl A1
2.479%, 03/25/2065(A)(B)	51	49

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065(A)(B)	$65	$61
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(B)	99	95
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(B)	260	227
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl B
5.544%, TSFR1M + 1.215%, 04/15/2038(A)(B)	1,640	1,639
MHP, Ser 2021-STOR, Cl A
5.144%, TSFR1M + 0.814%, 07/15/2038(A)(B)	325	325
MHP, Ser 2022-MHIL, Cl A
5.143%, TSFR1M + 0.815%, 01/15/2039(A)(B)	198	197
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061(A)(B)	40	40
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062(A)(B)	23	23
Mill City Mortgage Loan Trust, Ser 2018-2, Cl A1
3.500%, 05/25/2058(A)(B)	2	2
Mill City Mortgage Loan Trust, Ser 2018-3, Cl A1
3.500%, 08/25/2058(A)(B)	240	236
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.500%, 04/25/2066(A)(B)	1,365	1,336
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(A)(B)	390	378
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(B)	165	157
Morgan Stanley Capital I Trust, Ser 2018-H3, Cl ASB
4.120%, 07/15/2051	175	174
Morgan Stanley Capital I Trust, Ser 2019-H6, Cl A2
3.228%, 06/15/2052	22	22
Morgan Stanley Capital I, Ser 2017-HR2, Cl ASB
3.509%, 12/15/2050	232	229
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	101	97
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(B)	246	238

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
3.794%, 09/25/2057(A)(B)	$106	$100
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	41	39
New Residential Mortgage Loan Trust, Ser 2020-NQM1, Cl A1
2.464%, 01/26/2060(A)(B)	209	197
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(B)	49	47
New Residential Mortgage Loan Trust, Ser 2021-NQ2R, Cl A1
0.941%, 10/25/2058(A)(B)	74	70
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(B)	503	434
NYC Commercial Mortgage Trust, Ser 2025-3BP, Cl A
5.542%, TSFR1M + 1.213%, 02/15/2042(A)(B)	1,805	1,800
OBX Trust, Ser 2018-1, Cl A2
5.089%, TSFR1M + 0.764%, 06/25/2057(A)(B)	16	16
Paragon Mortgages, Ser 2006-12A, Cl A2C
4.840%, SOFRRATE + 0.482%, 11/15/2038(A)(B)	42	42
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(B)	9	9
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048(A)(B)	4	4
SREIT Trust, Ser 2021-MFP, Cl B
5.523%, TSFR1M + 1.194%, 11/15/2038(A)(B)	755	753
SREIT Trust, Ser 2021-MFP, Cl A
5.174%, TSFR1M + 0.845%, 11/15/2038(A)(B)	151	151
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(B)	192	179
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(B)	15	14
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(B)	34	32
Starwood Mortgage Residential Trust, Ser 2021-2, Cl A1
0.943%, 05/25/2065(A)(B)	93	87
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A1
1.127%, 06/25/2056(A)(B)	404	340

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Toorak Trust, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(B)	$263	$233
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(B)	40	39
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058(A)(B)	131	129
Towd Point Mortgage Trust, Ser 2018-3, Cl A1
3.750%, 05/25/2058(A)(B)	77	75
Towd Point Mortgage Trust, Ser 2018-5, Cl A1A
3.250%, 07/25/2058(A)(B)	289	285
TTAN, Ser 2021-MHC, Cl B
5.544%, TSFR1M + 1.214%, 03/15/2038(A)(B)	538	538
UBS Commercial Mortgage Trust, Ser 2017-C3, Cl ASB
3.215%, 08/15/2050	109	108
UBS Commercial Mortgage Trust, Ser 2017-C4, Cl ASB
3.366%, 10/15/2050	361	356
UBS Commercial Mortgage Trust, Ser 2017-C6, Cl ASB
3.504%, 12/15/2050	108	106
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060(A)(C)	14	13
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 05/25/2065(A)(C)	58	57
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(B)	166	147
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(B)	217	191
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(B)	230	203
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(B)	338	311
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(B)	186	176
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
4.588%, 03/25/2036(B)	–	–
Wells Fargo Commercial Mortgage Trust, Ser 2016-BNK1, Cl ASB
2.514%, 08/15/2049	85	85
Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl ASB
2.911%, 06/15/2049	75	74
Wells Fargo Commercial Mortgage Trust, Ser 2017-C39, Cl ASB
3.212%, 09/15/2050	193	190

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Ultra Short Duration Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2017-C41, Cl ASB
3.390%, 11/15/2050	$65	$65

		44,008
Total Mortgage-Backed Securities
(Cost $63,859) ($ Thousands)		62,371

U.S. TREASURY OBLIGATIONS — 9.4%
U.S. Treasury Bills
4.263%, 07/15/2025 (D)	4,625	4,602
4.263%, 07/22/2025 (D)	4,575	4,548
4.245%, 12/26/2025 (D)	2,675	2,612
4.223%, 02/19/2026 (D)	2,325	2,257
0.000%, 05/14/2026 (E)	7,100	6,831
U.S. Treasury Notes
1.250%, 12/31/2026	9,330	8,942
0.750%, 08/31/2026	7,655	7,349
0.500%, 02/28/2026	1,500	1,459
0.375%, 11/30/2025	4,500	4,413

Total U.S. Treasury Obligations
(Cost $42,980) ($ Thousands)		43,013

MUNICIPAL BONDS — 1.6%
Florida — 0.2%
Miami-Dade County, Aviation Revenue, Ser B, RB
2.949%, 10/01/2025	830	825

New Jersey — 0.3%
New Jersey Transportation Trust Fund Authority, Ser BB, RB
4.608%, 06/15/2026	1,280	1,283

New York — 0.9%
City of New York New York, Ser D-2, GO
4.267%, 10/01/2026	700	699
City of New York New York, Ser H, GO
4.542%, 02/01/2027	480	482
New York City Transitional Finance Authority, RB
4.724%, 11/01/2026	2,205	2,218
New York City Transitional Finance Authority, Sub-Ser, RB
4.507%, 11/01/2026	875	877

		4,276

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania — 0.2%
Pennsylvania Higher Educational Facilities Authority, RB, AG
4.961%, 11/01/2025	$440	$441
Redevelopment Authority of the City of Philadelphia, Ser A, RB
4.503%, 09/01/2026	415	416

		857

Total Municipal Bonds
(Cost $7,220) ($ Thousands)		7,241

COMMERCIAL PAPER — 0.7%
ANZ Group Holdings LTD
0.000%, 08/27/2025 (E)	1,500	1,500
Toyota Motor Credit Corp
0.180%, 07/28/2025	1,675	1,663

Total Commercial Paper
(Cost $3,163) ($ Thousands)		3,163

U.S. GOVERNMENT AGENCY OBLIGATION — 0.3%
FHLMC
4.050%, 08/28/2025	1,140	1,139

Total U.S. Government Agency Obligation
(Cost $1,140) ($ Thousands)		1,139

	Shares
CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	3,102,273	3,102
Total Cash Equivalent
(Cost $3,102) ($ Thousands)		3,102
	Face Amount (Thousands)
REPURCHASE AGREEMENTS(F) — 6.5%
Barclays
4.340%, dated 05/30/2025 to be repurchased on 06/02/2025, repurchase price $14,705,317 (collateralized by a U.S. Government Agency, par value $14,390,400, 4.500%, 05/31/2029, with a total market value of $14,994,025)	$14,700	14,700

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENTS(F) (continued)
BNP Paribas
4.340%, dated 05/30/2025 to be repurchased on 06/02/2025, repurchase price $14,805,353 (collateralized by various U.S. Government Agencies, par value ranging $100 - $4,672,339, 0.625% - 7.404%, 06/01/2026 - 06/01/2055, with a total market value of $15,096,000)	$14,800	$14,800

Total Repurchase Agreements
(Cost $29,500) ($ Thousands)		29,500

Total Investments in Securities — 100.6%
(Cost $458,909) ($ Thousands)		$458,157

Percentages are based on Net Assets of $455,543 ($ Thousands).
**	The rate reported is the 7-day effective yield as of May 31, 2025.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2025, the value of these securities amounted to $175,783 ($ Thousands), representing 38.6% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Interest rate represents the security's effective yield at the time of purchase.
(E)	Zero coupon security.
(F)	Tri-Party Repurchase Agreement.

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	165,088	–	165,088
Asset-Backed Securities	–	143,540	–	143,540
Mortgage-Backed Securities	–	62,371	–	62,371
U.S. Treasury Obligations	–	43,013	–	43,013
Municipal Bonds	–	7,241	–	7,241
Commercial Paper	–	3,163	–	3,163
U.S. Government Agency Obligation	–	1,139	–	1,139
Cash Equivalent	3,102	–	–	3,102
Repurchase Agreements	–	29,500	–	29,500
Total Investments in Securities	3,102	455,055	–	458,157

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,887	$231,531	$(230,316)	$—	$—	$3,102	$173	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Emerging Markets Debt Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 92.0%
Angola — 0.4%
Angola Via Avenir Issuer II Ireland DAC
6.927%, 02/19/2027		$1,760	$1,650
Angolan Government International Bond
9.375%, 05/08/2048		2,753	2,016
8.750%, 04/14/2032		2,640	2,164
Angolan Government International Bond MTN
8.000%, 11/26/2029		1,730	1,476
			7,306

Argentina — 2.0%
Argentine Republic Government International Bond
4.250%, 01/09/2038(A)	EUR	730	570
4.125%, 07/09/2027(A)		$6,880	4,496
4.125%, 07/09/2027(A)		12,092	8,120
3.875%, 07/09/2027(A)	EUR	4,400	3,224
3.750%, 07/09/2025(A)		801	574
3.500%, 07/09/2041(A)		$3,807	2,364
1.000%, 07/09/2029		1,269	1,045
0.750%, 07/09/2027(A)		8,173	6,399
0.500%, 07/09/2029	EUR	12	11
0.125%, 07/09/2030		1,568	1,368
Provincia de Buenos Aires MTN
6.625%, 09/01/2037(A)		$4,745	3,440
Republic of Argentina
29.500%, 05/30/2030	ARS	1,750,000	1,574
0.000% 12/15/2035 (B)(C)	EUR	2,258	224
			33,409

Armenia — 0.2%
Armenia International Bond
3.600%, 02/02/2031		$1,942	1,649
Republic of Armenia International Bond
6.750%, 03/12/2035		1,000	952
			2,601

Azerbaijan — 0.1%
Republic of Azerbaijan International Bond
3.500%, 09/01/2032		2,415	2,114

Bahamas — 0.9%
Bahamas Government International Bond
9.000%, 06/16/2029		1,500	1,558
8.950%, 10/15/2032		8,458	8,783
6.000%, 11/21/2028		4,761	4,613
			14,954

Bahrain — 1.2%
Bahrain Government International Bond
7.000%, 10/12/2028		2,597	2,650
6.750%, 09/20/2029		3,452	3,502
6.000%, 09/19/2044		1,910	1,553

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Bahrain Government International Bond MTN
6.250%, 01/25/2051		$8,150	$6,634
CBB International Sukuk Programme WLL
6.250%, 07/07/2033(D)		802	796
3.950%, 09/16/2027		4,864	4,664
			19,799

Barbados — 0.1%
Barbados Government International Bond
6.500%, 10/01/2029		1,080	1,028

Benin — 0.1%
Benin Government International Bond
8.375%, 01/23/2041(D)		602	558
6.875%, 01/19/2052	EUR	615	560
			1,118

Bermuda — 0.1%
Bermuda Government International Bond
4.750%, 02/15/2029		$1,374	1,362
2.375%, 08/20/2030		306	266
			1,628

Bolivia — 0.1%
Bolivian Government International Bond
4.500%, 03/20/2028		1,783	1,195

Brazil — 3.9%
Braskem Netherlands Finance BV
8.500%, 01/12/2031		320	307
8.000%, 10/15/2034		300	268
Brazil Notas do Tesouro Nacional, Ser B
6.000%, 05/15/2045	BRL	2,124	1,484
6.000%, 08/15/2050		5,848	4,066
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2027		34,162	5,637
10.000%, 01/01/2029		66,243	10,437
10.000%, 01/01/2031		58,290	8,735
Brazil Notas do Tesouro Nacional Serie B
6.000%, 05/15/2035		5,890	4,252
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2033		56,081	8,119
10.000%, 01/01/2035		27,685	3,878
Brazilian Government International Bond
6.625%, 03/15/2035		$11,504	11,445
4.750%, 01/14/2050		1,818	1,243
MC Brazil Downstream Trading SARL
7.250%, 06/30/2031(D)		1,236	967
7.250%, 06/30/2031		387	303
MV24 Capital BV
6.748%, 06/01/2034		1,968	1,888
Oceanica Lux
13.000%, 10/02/2029(D)		483	434

SEI Institutional Investments Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Yinson Boronia Production BV
8.947%, 07/31/2042		$1,586	$1,651
			65,114

Bulgaria — 0.0%
Eastern European Electric BV
6.500%, 05/15/2030(D)	EUR	500	578

Cameroon — 0.2%
Cameroon International Bond
5.950%, 07/07/2032		3,573	3,148
Republic of Cameroon International Bond
9.500%, 07/31/2031		$331	304
			3,452

Canada — 0.0%
Polaris Renewable Energy
9.500%, 12/03/2029		500	512

Cayman Islands — 0.1%
Neon Capital MTN
1.998%, 01/06/2028(B)	JPY	171,539	1,147

Chile — 1.5%
Bonos de la Tesoreria de la Republica en pesos (D)
6.000%, 04/01/2033	CLP	1,050,000	1,127
5.000%, 10/01/2028		1,800,000	1,888
4.700%, 09/01/2030		1,450,000	1,478
Chile Electricity Lux Mpc II Sarl
5.580%, 10/20/2035		$684	680
Chile Electricity Lux MPC Sarl
6.010%, 01/20/2033		1,070	1,097
Chile Government International Bond
4.950%, 01/05/2036		6,221	6,010
3.100%, 05/07/2041		1,697	1,233
2.550%, 01/27/2032		924	799
Empresa de los Ferrocarriles del Estado
3.830%, 09/14/2061		500	311
3.068%, 08/18/2050		300	173
Empresa Nacional del Petroleo
6.150%, 05/10/2033		2,318	2,347
5.950%, 07/30/2034		395	396
Nacional del Cobre de Chile
6.780%, 01/13/2055(D)		1,755	1,730
6.780%, 01/13/2055		3,598	3,546
5.950%, 01/08/2034		1,439	1,440
			24,255

China — 0.4%
China Government International Bond
4.125%, 11/20/2027(D)		5,035	5,095
4.125%, 11/20/2027		539	544
1.250%, 10/26/2026		846	816

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
0.550%, 10/21/2025		$728	$718
			7,173

Colombia — 4.9%
AL Candelaria -SPAIN
5.750%, 06/15/2033		1,480	1,240
Colombia Government International Bond
9.850%, 06/28/2027	COP	7,914,000	1,869
9.850%, 06/28/2027		994,000	235
8.500%, 04/25/2035		$8,505	8,785
5.625%, 02/26/2044		4,555	3,306
5.200%, 05/15/2049		900	590
5.000%, 06/15/2045		8,628	5,701
4.125%, 02/22/2042		4,808	2,993
Colombian TES
13.250%, 02/09/2033	COP	15,503,700	3,935
11.500%, 07/25/2046		33,671,200	7,272
9.250%, 05/28/2042		25,537,900	4,689
7.750%, 09/18/2030		14,954,300	3,099
7.250%, 10/18/2034		56,789,100	9,924
7.250%, 10/26/2050		25,983,900	3,659
7.000%, 03/26/2031		28,541,700	5,541
7.000%, 06/30/2032		5,838,200	1,083
6.250%, 07/09/2036		25,025,400	3,834
6.000%, 04/28/2028		39,562,200	8,562
5.750%, 11/03/2027		14,326,200	3,160
Ecopetrol
8.375%, 01/19/2036		$400	381
5.875%, 05/28/2045		1,610	1,084
EnfraGen Energia Sur
5.375%, 12/30/2030		840	728
PA Autopista Rio Magalena
6.050%, 06/15/2036	COP	3,448,381	688
			82,358

Costa Rica — 0.4%
Costa Rica Government International Bond
7.158%, 03/12/2045		$4,250	4,351
6.550%, 04/03/2034		3,051	3,139
			7,490

Côte d'Ivoire — 0.4%
Côte d'Ivoire Government International Bond
8.250%, 01/30/2037		795	753
8.250%, 01/30/2037(D)		754	711
8.075%, 04/01/2036(D)		2,060	1,945
6.625%, 03/22/2048	EUR	4,041	3,470
			6,879

Czechia — 0.4%
Czechia Government Bond
2.750%, 07/23/2029	CZK	29,610	1,306
1.950%, 07/30/2037		7,800	276
1.500%, 04/24/2040		8,730	270

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.200%, 03/13/2031	CZK	74,590	$2,960
0.950%, 05/15/2030		39,870	1,597
0.050%, 11/29/2029		15,750	612
			7,021

Dominican Republic — 2.2%
Dominican Republic Central Bank Notes
13.000%, 12/05/2025(D)	DOP	371,950	6,272
13.000%, 12/05/2025		524,980	8,849
9.000%, 12/11/2026		15,250	243
Dominican Republic International Bond
11.250%, 09/15/2035		8,000	139
10.750%, 06/01/2036		55,600	936
7.050%, 02/03/2031		$5,266	5,459
6.950%, 03/15/2037		6,208	6,227
5.875%, 01/30/2060		969	795
5.300%, 01/21/2041		8,750	7,363
			36,283

Ecuador — 1.1%
Ecuador Government International Bond
15.410%, 07/31/2030(E)		2,474	1,550
6.900%, 07/31/2030(A)		5,895	4,565
5.500%, 07/31/2025(A)		16,600	10,334
5.000%, 07/31/2026(A)		3,007	1,606
			18,055

Egypt — 2.5%
Egypt Government Bond
25.318%, 08/13/2027	EGP	444,299	9,213
24.458%, 10/01/2027		24,600	505
Egypt Government International Bond
8.875%, 05/29/2050		$3,055	2,417
8.700%, 03/01/2049		7,054	5,478
8.625%, 02/04/2030(D)		3,361	3,331
8.625%, 02/04/2030		200	199
8.500%, 01/31/2047		13,442	10,348
Egypt Government International Bond MTN
6.375%, 04/11/2031	EUR	1,180	1,204
Egypt Treasury Bills
28.379%, 06/17/2025(E)	EGP	66,825	1,327
26.620%, 08/05/2025(E)		181,750	3,473
26.434%, 07/08/2025(E)		22,700	442
26.235%, 07/15/2025(E)		40,800	791
26.165%, 10/28/2025(E)		102,300	1,850
23.992%, 04/28/2026(E)		111,800	1,830
			42,408

El Salvador — 0.4%
El Salvador Government International Bond
9.650%, 11/21/2054		$3,209	3,189
7.625%, 02/01/2041		150	135
7.125%, 01/20/2050		3,350	2,717
			6,041

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Ethiopia — 0.1%
Ethiopia International Bond
6.625%, 12/11/2024(F)		$2,656	$2,364

Gabon — 0.2%
Gabon Blue Bond Master Trust Series 2
6.097%, 08/01/2038		300	299
Gabon Government International Bond
7.000%, 11/24/2031		3,553	2,658
7.000%, 11/24/2031(D)		293	219
			3,176

Georgia — 0.1%
Georgia Government International Bond
2.750%, 04/22/2026		2,240	2,157

Ghana — 0.9%
Ghana Government International Bond
5.029%, 01/03/2030(E)		317	257
5.000%, 07/03/2028(A)(D)		300	274
5.000%, 07/03/2028(A)		6,992	5,157
5.000%, 07/03/2028(A)		5,625	5,119
4.780%, 07/03/2026(E)		3,565	3,449
			14,256

Guatemala — 0.7%
Guatemala Government Bond
6.600%, 06/13/2036(D)		1,405	1,407
6.600%, 06/13/2036		5,294	5,301
6.125%, 06/01/2050		3,282	2,896
4.500%, 05/03/2026		1,522	1,505
			11,109

Honduras — 0.1%
Honduras Government International Bond
8.625%, 11/27/2034		746	757
5.625%, 06/24/2030		736	680
			1,437

Hungary — 1.3%
Hungary Government Bond
3.250%, 10/22/2031	HUF	389,450	909
3.000%, 10/27/2038		705,290	1,292
3.000%, 04/25/2041		883,820	1,519
Hungary Government International Bond
6.125%, 05/22/2028(D)		$1,228	1,265
6.125%, 05/22/2028		4,814	4,958
5.500%, 03/26/2036(D)		1,642	1,554
5.500%, 03/26/2036		7,944	7,519
3.125%, 09/21/2051		5,383	3,149
			22,165

India — 0.9%
Adani Green Energy UP
6.700%, 03/12/2042		3,426	3,058

SEI Institutional Investments Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Adani Renewable Energy RJ MTN
4.625%, 10/15/2039		$1,086	$866
Export-Import Bank of India MTN
3.250%, 01/15/2030		545	508
2.250%, 01/13/2031		3,104	2,693
India Government Bond
7.300%, 06/19/2053	INR	600,010	7,443
			14,568

Indonesia — 7.3%
Indonesia Asahan Aluminium
5.800%, 05/15/2050		$1,183	1,082
Indonesia Government International Bond
5.650%, 01/11/2053		5,388	5,232
4.850%, 01/11/2033		300	296
4.650%, 09/20/2032		2,109	2,068
4.550%, 01/11/2028		2,192	2,203
4.400%, 03/10/2029		977	975
3.550%, 03/31/2032		6,469	5,953
2.850%, 02/14/2030		3,500	3,238
Indonesia Treasury Bond
9.000%, 03/15/2029	IDR	34,386,000	2,289
8.750%, 05/15/2031		16,958,000	1,147
8.375% 03/15/2034		16,389,000	1,105
8.375%, 04/15/2039		56,036,000	3,846
8.250%, 05/15/2029		47,387,000	3,091
8.250%, 05/15/2036		82,941,000	5,598
7.500%, 08/15/2032		25,757,000	1,649
7.500%, 06/15/2035		5,000,000	320
7.500%, 05/15/2038		9,569,000	611
7.500%, 04/15/2040		31,245,000	1,997
7.125%, 06/15/2038		138,479,000	8,605
7.125%, 08/15/2040		41,088,000	2,540
7.125%, 06/15/2042		6,817,000	422
7.125%, 06/15/2043		69,091,000	4,266
7.125%, 08/15/2045		30,157,000	1,863
7.000% 05/15/2027		6,540,000	407
7.000%, 09/15/2030		78,850,000	4,943
7.000%, 02/15/2033		81,212,000	5,055
6.875%, 04/15/2029		186,892,000	11,645
6.875%, 08/15/2051		35,626,000	2,156
6.750%, 07/15/2035		299,480,000	18,269
6.625%, 02/15/2034		77,756,000	4,728
6.500%, 07/15/2030		91,000,000	5,592
6.500%, 02/15/2031		40,160,000	2,458
6.375%, 08/15/2028		52,000,000	3,197
6.375%, 04/15/2032		6,500,000	393
6.375%, 07/15/2037		2,200,000	129
LLPL Capital Pte
6.875%, 02/04/2039		$145	144
Minejesa Capital BV
5.625%, 08/10/2037		798	742

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
Pertamina Hulu Energi
5.250%, 05/21/2030(D)	$2,852	$2,858
		123,112

Iraq — 0.7%
Iraq Government International Bond
5.800%, 01/15/2028	6,269	6,159
Iraq International Bond
5.800%, 01/15/2028	6,005	5,899
		12,058

Israel — 0.3%
Israel Electric
8.100%, 12/15/2096	2,000	2,606
Israel Government International Bond
5.750%, 03/12/2054	486	431
Leviathan Bond
6.750%, 06/30/2030(D)	370	363
State of Israel
3.800%, 05/13/2060	2,590	1,608
		5,008

Jamaica — 0.1%
Kingston Airport Revenue Finance
6.750%, 12/15/2036(D)	1,344	1,330
TransJamican Highway
5.750%, 10/10/2036	738	683
		2,013

Jordan — 0.5%
Jordan Government International Bond
7.500%, 01/13/2029(D)	1,954	1,974
7.500%, 01/13/2029	1,230	1,241
7.375%, 10/10/2047	5,112	4,400
		7,615

Kazakhstan — 0.3%
Baiterek National Managing Holding JSC
5.450%, 05/08/2028(D)	1,251	1,251
Development Bank of Kazakhstan JSC
5.625%, 04/07/2030(D)	878	872
5.250%, 10/23/2029(D)	748	741
5.250%, 10/23/2029	671	664
KazMunayGas National JSC
6.375%, 10/24/2048	1,968	1,749
		5,277

Kenya — 0.5%
Republic of Kenya Government International Bond
9.500%, 03/05/2036(D)	1,566	1,429
9.500%, 03/05/2036	3,185	2,905
8.250%, 02/28/2048	5,044	3,974
7.000%, 05/22/2027	733	733
		9,041

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond
7.750%, 06/03/2030(D)		$710	$697

Latvia — 0.1%
Latvia Government International Bond MTN
5.125%, 07/30/2034		950	934

Lebanon — 0.3%
Lebanon Government International Bond
8.250%, 05/17/2034(F)		8,218	1,423
Lebanon Government International Bond MTN
8.250%, 04/12/2021(F)		10,560	1,822
6.400%, 05/26/2023(F)		2,645	457
6.375%, 12/31/2023(F)		3,638	627
6.250%, 05/27/2022(F)		409	71
5.800%, 04/14/2023(F)		6,282	1,084
			5,484

Malaysia — 5.9%
Khazanah Global Sukuk MTN
4.687%, 06/01/2028		574	574
Malaysia Government Bond
5.248% 09/15/2028	MYR	1,204	301
4.893%, 06/08/2038		41,419	10,932
4.696%, 10/15/2042		4,491	1,172
4.642%, 11/07/2033		26,323	6,681
4.504%, 04/30/2029		1,300	320
4.498% 04/15/2030		12,700	3,145
4.457%, 03/31/2053		3,389	851
4.065%, 06/15/2050		15,006	3,561
4.054%, 04/18/2039		4,623	1,126
3.955% 09/15/2025		77,952	18,371
3.906%, 07/15/2026		12,507	2,970
3.900% 11/30/2026		5,372	1,279
3.899%, 11/16/2027		2,065	494
3.885%, 08/15/2029		16,004	3,847
3.828%, 07/05/2034		29,623	7,108
3.757%, 05/22/2040		18,217	4,291
3.733%, 06/15/2028		17,885	4,267
3.582%, 07/15/2032		27,792	6,597
3.502% 05/31/2027		15,182	3,599
2.632%, 04/15/2031		28,669	6,474
Malaysia Government Investment Issue
4.369%, 10/31/2028		2,000	487
4.119%, 11/30/2034		5,418	1,332
Petronas Capital
5.848%, 04/03/2055(D)		$3,371	3,339
Petronas Capital MTN
3.500%, 04/21/2030		717	680
3.404%, 04/28/2061		5,664	3,557

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.480%, 01/28/2032		$2,714	$2,325
			99,680

Mexico — 8.2%
Braskem Idesa SAPI
6.990%, 02/20/2032		1,850	1,360
Mexican Bonos
8.500%, 03/02/2028	MXN	285,000	14,706
8.500%, 03/01/2029		244,981	12,565
8.500% 05/31/2029		180,000	9,211
8.500%, 02/28/2030		230,000	11,698
8.500% 11/18/2038		113,344	5,298
8.000%, 05/24/2035		16,500	781
8.000%, 11/07/2047		139,941	5,893
8.000%, 07/31/2053		85,843	3,568
7.750% 05/29/2031		163,052	7,946
7.750% 11/23/2034		105,645	4,902
7.750% 11/13/2042		121,700	5,102
7.500% 06/03/2027		80,825	4,115
7.500%, 05/26/2033		97,370	4,536
Mexico Government International Bond
7.375%, 05/13/2055		$6,500	6,426
Mexico Government International Bond MTN
5.750%, 10/12/2110		360	273
5.625%, 03/19/2114	GBP	10,100	9,317
Petroleos Mexicanos
7.690%, 01/23/2050		$19,110	14,051
6.625%, 06/15/2035		3,364	2,693
Petroleos Mexicanos MTN
6.750%, 09/21/2047		16,136	10,909
Poinsettia Finance
6.625%, 06/17/2031		2,082	1,898
			137,248

Mongolia — 0.1%
Development Bank of Mongolia LLC
11.000%, 03/07/2026		1,200	1,218
Mongolia Government International Bond
8.650%, 01/19/2028		368	383
6.625%, 02/25/2030(D)		317	308
			1,909

Montenegro — 0.0%
Montenegro Government International Bond
7.250%, 03/12/2031		300	307

Morocco — 0.2%
Morocco Government International Bond
4.000%, 12/15/2050		1,000	657
OCP
7.500%, 05/02/2054(D)		2,239	2,189

SEI Institutional Investments Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.500%, 05/02/2054		$746	$729
			3,575

Mozambique — 0.1%
Mozambique International Bond
9.000%, 09/15/2031(A)		1,601	1,304

Nigeria — 1.8%
Nigeria Government International Bond
10.375%, 12/09/2034(D)		996	996
10.375%, 12/09/2034		643	643
9.625%, 06/09/2031(D)		2,167	2,161
9.625%, 06/09/2031		2,015	2,010
7.625%, 11/21/2025		4,091	4,104
Nigeria Government International Bond MTN
8.250%, 09/28/2051		3,800	2,964
7.375%, 09/28/2033		1,104	939
6.125%, 09/28/2028		1,913	1,779
Nigeria OMO Bill
29.384%, 09/30/2025(E)	NGN	4,236,924	2,449
27.273%, 01/06/2026(E)		1,520,202	829
26.727%, 12/02/2025(E)		4,531,685	2,524
26.681%, 12/09/2025(E)		4,900,000	2,705
24.810%, 02/23/2026(E)		3,200,000	1,677
24.464%, 02/24/2026(E)		3,102,017	1,657
23.669%, 03/31/2026(E)		3,250,000	1,703
21.915%, 02/10/2026(E)		538,400	290
SEPLAT Energy
9.125%, 03/21/2030(D)		$1,055	999
			30,429

North Macedonia — 0.5%
North Macedonia Government International Bond
6.960%, 03/13/2027	EUR	467	555
3.675%, 06/03/2026		4,815	5,464
1.625%, 03/10/2028		2,000	2,111
			8,130

Oman — 1.1%
EDO Sukuk
5.662%, 07/03/2031(D)		$1,436	1,445
5.662%, 07/03/2031		835	840
Mazoon Assets SAOC
5.250%, 10/09/2031(D)		1,101	1,086
5.250%, 10/09/2031		365	360
Oman Government International Bond
7.000%, 01/25/2051		2,002	2,060
6.750%, 10/28/2027		4,758	4,938
6.750%, 01/17/2048		7,797	7,817
			18,546

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Pakistan — 0.3%
Pakistan Government International Bond
6.875%, 12/05/2027		$2,936	$2,724
Pakistan Government International Bond MTN
8.875%, 04/08/2051		2,400	1,880
7.375%, 04/08/2031		300	255
			4,859

Panama — 0.9%
Panama Government International Bond
8.125%, 04/28/2034		699	741
8.000%, 03/01/2038		2,417	2,499
4.500%, 04/16/2050		13,744	8,715
4.500%, 04/01/2056		5,903	3,599
			15,554

Paraguay — 0.2%
Paraguay Government International Bond
6.650%, 03/04/2055(D)		2,098	2,041
4.950%, 04/28/2031		1,009	989
			3,030

Peru — 3.1%
Credicorp Capital Sociedad Titulizadora
10.100%, 12/15/2043(D)	PEN	500	148
Peru Government Bond
7.600%, 08/12/2039(D)		15,661	4,436
7.300%, 08/12/2033(D)		14,470	4,266
6.950%, 08/12/2031		11,515	3,438
6.900%, 08/12/2037		4,442	1,207
6.150%, 08/12/2032		2,000	561
5.400%, 08/12/2034		55,357	14,070
5.350%, 08/12/2040		4,042	918
Peru LNG Srl
5.375%, 03/22/2030		$1,667	1,544
Peruvian Government International Bond
6.850%, 02/12/2042	PEN	882	237
5.940%, 02/12/2029		9,751	2,833
5.875%, 08/08/2054		$3,626	3,419
5.400%, 08/12/2034	PEN	1,738	444
5.375%, 02/08/2035		$2,395	2,354
3.600%, 01/15/2072		1,000	601
2.783%, 01/23/2031		2,763	2,433
Petroleos del Peru
5.625%, 06/19/2047		14,536	8,816
			51,725

Philippines — 1.1%
Philippine Government Bond
6.250%, 01/25/2034	PHP	240,000	4,288
Philippine Government International Bond
5.170%, 10/13/2027		$3,765	3,830
3.200%, 07/06/2046		1,300	895
2.950%, 05/05/2045		400	269

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.650%, 12/10/2045		$5,546	$3,500
1.950%, 01/06/2032		7,484	6,295
			19,077

Poland — 3.4%
ORLEN
6.000%, 01/30/2035(D)		643	650
Republic of Poland Government Bond
7.500%, 07/25/2028	PLN	40,000	11,536
6.000%, 10/25/2033		6,135	1,718
5.000%, 10/25/2034		5,253	1,369
1.750%, 04/25/2032		51,163	11,048
1.250%, 10/25/2030		15,000	3,332
Republic of Poland Government International Bond
5.500%, 04/04/2053		$350	319
5.500%, 03/18/2054		7,509	6,793
5.375%, 02/12/2035		9,015	9,011
5.125%, 09/18/2034		6,750	6,677
4.875%, 02/12/2030		4,177	4,220
			56,673

Qatar — 0.6%
Qatar Government International Bond
4.500%, 02/27/2028(D)		2,300	2,314
4.500%, 04/23/2028		6,129	6,177
Qatar Government International Bond MTN
4.625%, 05/29/2029(D)		1,137	1,150
			9,641

Romania — 2.4%
Romania Government Bond
8.000%, 04/29/2030	RON	35,600	8,136
6.300%, 04/25/2029		20,000	4,304
5.000%, 02/12/2029		3,100	641
4.850%, 07/25/2029		12,500	2,547
Romanian Government International Bond
7.500%, 02/10/2037		$7,720	7,751
6.375%, 01/30/2034		3,300	3,147
5.750%, 03/24/2035		7,302	6,548
4.000%, 02/14/2051		7,546	4,541
Romanian Government International Bond MTN
7.625%, 01/17/2053		2,040	1,971
			39,586

Russia — 0.0%
Vnesheconombank Via VEB Finance
6.800%, 11/22/2025(D)		600	30
6.800%, 11/22/2025(G)		240	8
			38

Rwanda — 0.1%
Rwanda International Government Bond
5.500%, 08/09/2031		1,110	932

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Saudi Arabia — 1.9%
Acwa Power Management And Investments One
5.950%, 12/15/2039		$1,734	$1,725
Ma'aden Sukuk
5.250%, 02/13/2030(D)		1,055	1,066
Saudi Arabian Oil
5.375%, 06/02/2035(D)		1,556	1,552
Saudi Arabian Oil MTN
5.875%, 07/17/2064(D)		3,903	3,491
5.875%, 07/17/2064		411	367
Saudi Government International Bond MTN
5.750%, 01/16/2054		6,369	5,935
5.000%, 01/18/2053		2,300	1,908
4.750%, 01/16/2030		3,000	3,006
4.750%, 01/16/2030(D)		7,036	7,054
4.625%, 10/04/2047		5,539	4,501
3.750%, 01/21/2055		1,870	1,240
			31,845

Senegal — 0.2%
Senegal Government International Bond
6.750%, 03/13/2048		1,450	906
6.250%, 05/23/2033		1,893	1,361
5.375%, 06/08/2037	EUR	560	412
4.750%, 03/13/2028		450	439
			3,118

Serbia — 0.4%
Serbia International Bond
6.000%, 06/12/2034		$2,219	2,198
6.000%, 06/12/2034(D)		1,713	1,698
1.650%, 03/03/2033	EUR	814	744
Serbia International Bond MTN
2.050%, 09/23/2036		2,126	1,796
Telecommunications co Telekom Srbija AD Belgrade
7.000%, 10/28/2029		$291	288
			6,724

South Africa — 6.2%
Eskom Holdings SOC Ltd MTN
7.500%, 09/15/2033	ZAR	52,000	2,334
Republic of South Africa Government Bond
11.625%, 03/31/2053		28,535	1,617
9.000%, 01/31/2040		280,363	13,099
8.875% 02/28/2035		169,288	8,648
8.750% 01/31/2044		336,375	14,762
8.750% 02/28/2048		278,765	12,085
8.500% 01/31/2037		192,860	9,124
8.250% 03/31/2032		75,475	3,939
8.000%, 01/31/2030		211,177	11,394
7.000% 02/28/2031		43,300	2,178
6.500% 02/28/2041		61,942	2,269
6.250% 03/31/2036		100,906	4,077

SEI Institutional Investments Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Republic of South Africa Government International Bond
7.100%, 11/19/2036		$793	$768
5.750%, 09/30/2049		17,876	12,944
4.300%, 10/12/2028		2,798	2,675
Transnet SOC
8.250%, 02/06/2028		1,200	1,224
8.250%, 02/06/2028(D)		799	815
			103,952

Sri Lanka — 0.8%
Sri Lanka Government International Bond
4.000%, 04/15/2028		407	379
3.600%, 08/15/2027(A)(D)		1,695	1,322
3.600%, 08/15/2027(A)		3,888	3,032
3.600%, 11/15/2027(A)		1,943	1,508
3.600%, 11/15/2027(A)(D)		443	344
3.600%, 12/15/2027(A)(D)		3,518	2,379
3.600%, 12/15/2027(A)		1,033	698
3.350%, 09/15/2027(A)		4,146	3,219
3.100%, 07/15/2027(A)		780	677
			13,558

Supranational — 2.7%
Andina de Fomento MTN
7.700%, 03/06/2029	INR	340,000	4,050
Asian Development Bank
4.500%, 05/30/2028	PEN	5,500	1,483
Asian Development Bank MTN
10.100%, 01/23/2026	COP	4,813,000	1,154
9.080%, 04/20/2043(E)	MXN	10,000	100
Asian Infrastructure Investment Bank MTN
9.700%, 02/08/2038(E)		21,800	347
7.200%, 07/02/2031	INR	56,500	674
6.650%, 06/30/2033		627,000	7,326
Inter-American Development Bank MTN
7.350%, 10/06/2030		464,000	5,603
7.000%, 08/08/2033		360,000	4,340
International Bank for Reconstruction & Development MTN
7.050%, 07/22/2029		192,500	2,286
6.750%, 07/13/2029		264,300	3,100
6.500%, 04/17/2030		400,000	4,649
2.500%, 01/13/2031	CNY	38,000	5,447
International Finance MTN
9.900%, 08/16/2028(E)	COP	23,400,000	4,155
			44,714

Suriname — 0.1%
Suriname Government International Bond
7.950%, 07/15/2033		$2,064	1,935

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Tajikistan — 0.1%
Republic of Tajikistan International Bond
7.125%, 09/14/2027		$1,492	$1,466

Thailand — 1.3%
Thailand Government Bond
3.450%, 06/17/2043	THB	150,046	5,255
3.390%, 06/17/2037		46,787	1,641
3.350%, 06/17/2033		90,419	3,067
3.300%, 06/17/2038		79,242	2,753
2.875%, 06/17/2046		4,865	157
2.800%, 06/17/2034		62,493	2,059
2.750%, 06/17/2052		2,778	88
2.650%, 06/17/2028		150,000	4,705
2.000%, 06/17/2042		76,757	2,233
1.600%, 12/17/2029		15,120	459
1.600%, 06/17/2035		2,000	60
1.585%, 12/17/2035		1,182	35
			22,512

Trinidad & Tobago — 0.4%
Heritage Petroleum
9.000%, 08/12/2029		$2,000	2,022
Port of Spain Waterfront Development
7.875%, 02/19/2040(D)		2,179	2,081
7.875%, 02/19/2040		2,100	2,006
Telecommunications Services of Trinidad & Tobago
8.875%, 10/18/2029		1,100	1,103
			7,212

Tunisia — 0.1%
Tunisian Republic
6.375%, 07/15/2026	EUR	1,187	1,321

Türkiye — 4.1%
Hazine Mustesarligi Varlik Kiralama
8.509%, 01/14/2029(D)		$2,544	2,706
TC Ziraat Bankasi
7.250%, 02/04/2030(D)		2,491	2,479
Turkiye Government Bond
37.000%, 02/18/2026	TRY	480,000	11,773
36.000%, 08/12/2026		517,800	12,545
27.700%, 09/27/2034		52,086	1,185
26.200%, 10/05/2033		400,900	8,811
Turkiye Government International Bond
7.250%, 05/29/2032		$2,635	2,596
7.125%, 02/12/2032		4,811	4,721
7.125%, 07/17/2032		2,769	2,710
6.500%, 01/03/2035		1,612	1,477
5.750%, 05/11/2047		13,743	9,864
4.875%, 04/16/2043		1,800	1,216

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Zorlu Enerji Elektrik Uretim
11.000%, 04/23/2030		$7,350	$6,460
			68,543

Ukraine — 0.7%
NAK Naftogaz Ukraine via Kondor Finance
7.125%, 07/19/2026(F)	EUR	749	745
NPC Ukrenergo
6.875%, 11/09/2028(F)		$1,085	887
Ukraine Government International Bond
16.547%, 02/01/2027(A)		314	151
12.961%, 02/01/2027(A)		3,646	1,358
8.945%, 02/01/2027(A)		5,036	2,430
8.945%, 02/01/2027(A)(D)		803	388
8.311%, 02/01/2027(A)		826	398
7.750%, 08/01/2041 (B)(F)		2,350	1,705
1.750%, 08/01/2025(A)(D)		4,352	2,089
1.750%, 08/01/2025(A)		2,680	1,286
1.750%, 08/01/2025(A)		991	466
1.750%, 08/01/2025(A)		851	415
1.750%, 08/01/2025(A)		244	149
			12,467

United Arab Emirates — 1.4%
Abu Dhabi Developmental Holding PJSC
4.500%, 05/06/2030(D)		4,090	4,039
Abu Dhabi Government International Bond
3.125%, 09/30/2049		6,982	4,627
Abu Dhabi Government International Bond MTN
1.700%, 03/02/2031		1,689	1,458
Adnoc Murban Rsc
5.125%, 09/11/2054(D)		2,307	2,059
5.125%, 09/11/2054		1,129	1,002
4.500%, 09/11/2034		2,304	2,212
4.500%, 09/11/2034(D)		3,923	3,766
Finance Department Government of Sharjah MTN
4.000%, 07/28/2050		4,146	2,574
Pearl Petroleum
13.000%, 05/15/2028(D)		1,300	1,355
			23,092

United States — 0.1%
Avianca Midco 2
9.625%, 02/14/2030(D)		1,472	1,313

Uruguay — 1.2%
Oriental Republic of Uruguay
5.250%, 09/10/2060		700	614
Uruguay Government International Bond
9.750%, 07/20/2033	UYU	88,710	2,175
5.750%, 10/28/2034		$6,372	6,640
5.442%, 02/14/2037		2,350	2,358
5.100%, 06/18/2050		479	429

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Uruguay Monetary Regulation Bill
9.655%, 09/03/2025(E)	UYU	161,300	$3,791
9.447%, 06/23/2025(E)		25,300	606
9.342%, 06/04/2025(E)		129,549	3,116
8.992%, 07/11/2025(E)		21,284	507
			20,236

Uzbekistan — 1.1%
Jscb Agrobank
9.250%, 10/02/2029		$500	517
National Bank of Uzbekistan
19.875%, 07/05/2027	UZS	5,000,000	390
Republic of Uzbekistan International Bond
16.250%, 10/12/2026(D)		10,210,000	805
15.500%, 02/25/2028(D)		72,500,000	5,631
6.947%, 05/25/2032(D)		$1,137	1,127
6.947%, 05/25/2032		700	694
5.375%, 05/29/2027	EUR	1,390	1,603
3.900%, 10/19/2031		$1,869	1,569
Uzbek Industrial and Construction Bank ATB
21.000%, 07/24/2027	UZS	18,200,000	1,434
8.950%, 07/24/2029		$1,400	1,436
Uzbekneftegaz JSC
8.750%, 05/07/2030(D)		1,300	1,311
4.750%, 11/16/2028		2,214	1,999
			18,516

Venezuela — 0.9%
La Electricidad de Caracas
8.500%, 04/10/2018(F)		1,276	83
Petroleos de Venezuela
12.750%, 02/17/2022(F)		300	42
9.750%, 05/17/2035(F)		18,362	2,589
6.000%, 05/16/2024(F)		5,747	678
6.000%, 05/16/2024(F)		5,062	597
6.000%, 11/15/2026(F)		5,273	622
5.500%, 04/12/2037(F)		1,620	193
5.500%, 04/12/2037(F)		1,373	163
5.375%, 04/12/2027(F)		7,825	918
5.375%, 04/12/2027(F)		4,425	519
Venezuela Government International Bond
12.750%, 08/23/2022(F)		10,712	1,823
11.950%, 08/05/2031(F)		16,008	2,755
9.000%, 05/07/2026(F)		9,629	1,454
8.250%, 10/13/2024(F)		3,509	530
7.750%, 10/13/2019(F)		15,451	2,162
			15,128

Vietnam — 0.1%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029(D)		1,142	1,114

Zambia — 0.2%
Zambia Government International Bond
5.750%, 06/30/2031(A)		1,874	1,681

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
0.500%, 12/31/2053	$3,178	$1,931
0.500%, 12/31/2053(D)	573	348
		3,960

Total Global Bonds
(Cost $1,545,225) ($ Thousands)		1,541,358

U.S. TREASURY OBLIGATIONS — 2.3%
U.S. Treasury Bills
4.222%, 06/03/2025 (E)	2,500	2,500
U.S. Treasury Notes
4.501%, USBMMY3M + 0.205%, 10/31/2026 (B)	1,900	1,903
4.456%, USBMMY3M + 0.160%, 04/30/2027 (B)	16,870	16,879
4.394%, USBMMY3M + 0.098%, 01/31/2027 (B)	5,700	5,702
3.125%, 08/31/2029	11,200	10,848

Total U.S. Treasury Obligations
(Cost $37,504) ($ Thousands)		37,832

	Number of Participation Notes
LOAN PARTICIPATION NOTES — 0.6%
Côte d'Ivoire — 0.5%
Côte d'Ivoire, Term Loan, 1st Lien, Expires 03/18/2026	4,040,000	4,604

Description	Number of Participation Notes	Market Value ($ Thousands)
LOAN PARTICIPATION NOTES (continued)
Côte d'Ivoire, Term Loan, 1st Lien, Expires 07/10/2025	2,880,000	$3,266

		7,870

Serbia — 0.1%
Telekom SRBIJA, Term Loan, 1st Lien, Expires 06/13/2029 (H)	1,700,000	1,911

Tanzia — 0.0%
United Republic of Tanzia, Term Loan, 1st Lien, Expires 04/28/2031	480,000	471

Total Loan Participation Notes
(Cost $9,897) ($ Thousands)		10,252

PURCHASED OPTIONS — 0.1%
Total Purchased Options
(Cost $2,226) ($ Thousands)		2,279

Total Investments in Securities — 95.0%
(Cost $1,594,852) ($ Thousands)		$1,591,721

WRITTEN OPTIONS — (0.1)%
Total Written Options
(Premiums Received $1,021) ($ Thousands)		$(768)

WRITTEN SWAPTIONS — (0.0)%
Total Written Swaptions
(Premiums Received $132) ($ Thousands)		$(291)

A list of open exchange traded options contracts for the Fund at May 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.1%
Put Options
USD PUT/ BRL CALL	14,100,000	$79,313	$5.63	7/19/2025	$86
USD PUT/ CLP CALL	14,100,000	13,324,500	945.00	7/19/2025	258
USD PUT/ HUF CALL	700,000	234,500	335.00	10/18/2025	100
USD PUT/ HUF CALL	490,000	171,500	350.00	6/21/2025	47
USD PUT/ ILS CALL	28,200,000	98,700	3.50	7/19/2025	387
USD PUT/ KRW CALL	560,000	728,000	1,300.00	8/16/2025	60
USD PUT/ MXN CALL	14,100,000	267,195	18.95	8/16/2025	88
USD PUT/ PLN CALL	7,000,000	25,970	3.71	9/20/2025	128
USD PUT/ PLN CALL	7,000,000	25,760	3.68	8/16/2025	80
USD PUT/ ZAR CALL	14,100,000	258,735	18.35	7/19/2025	419
USD PUT/ ZAR CALL	14,000,000	254,800	18.20	8/16/2025	369
USD PUT/ ZAR CALL	21,200,000	379,480	17.90	6/21/2025	193

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Emerging Markets Debt Fund (Continued)

A list of open exchange traded options contracts for the Fund at May 31, 2025, is as follows:
Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS (continued)
USD PUT/ ZAR CALL	550,000	$9,240	$16.80	9/20/2025	$64

Total Purchased Options		$15,857,693			$2,279
WRITTEN OPTIONS — (0.1)%
Put Options
USD PUT/ BRL CALL	(21,150,000)	$(115,268)	5.45	07/19/2025	$(25)
USD PUT/ CLP CALL	(21,150,000)	(19,246,500)	910.00	07/19/2025	(105)
USD PUT/ ILS CALL	(42,300,000)	(143,820)	3.40	07/19/2025	(170)
USD PUT/ MXN CALL	(14,100,000)	(260,850)	18.50	08/16/2025	(29)
USD PUT/ PLN CALL	(10,500,000)	(37,275)	3.55	08/16/2025	(37)
USD PUT/ PLN CALL	(10,500,000)	(37,485)	3.57	09/20/2025	(70)
USD PUT/ ZAR CALL	(28,250,000)	(491,550)	17.40	06/21/2025	(47)
USD PUT/ ZAR CALL	(21,150,000)	(366,953)	17.35	07/19/2025	(108)
USD PUT/ ZAR CALL	(14,000,000)	(246,400)	17.60	08/16/2025	(151)

		(20,946,101)			(742)

Call Options
USD CALL/ KRW PUT	(7,000,000)	(10,150,000)	1,450.00	08/16/2025	(26)

Total Written Options		$(31,096,101)			$(768)

A list of open over the counter swaptions contracts for the Fund at May 31, 2025, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
WRITTEN SWAPTIONS — (0.0)%
Put Swaptions
Swaption Pay 3.828% / Receive SOFR	Bank of America Merrill Lynch	$(13,800,000)	$3.83	08/16/2025	$(65)
Call Swaptions
Swaption Pay 3.328% / Receive SOFR	Bank of America Merrill Lynch	(13,800,000)	3.33	08/16/2025	(226)
Total Written Swaptions		$(27,600,000)			$(291)

A list of the open futures contracts held by the Fund at May 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Short Contracts
Euro-Schatz	(25)	Jun-2025	$(2,893)	$(3,047)	$(7)
U.S. 2-Year Treasury Note	(64)	Sep-2025	(13,255)	(13,276)	(21)
U.S. 5-Year Treasury Note	(44)	Sep-2025	(4,742)	(4,760)	(18)
U.S. 10-Year Treasury Note	(34)	Sep-2025	(3,745)	(3,765)	(20)
			$(24,635)	$(24,848)	$(66)

SEI Institutional Investments Trust

A list of the open forward foreign currency contracts held by the Fund at May 31, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	06/18/25	USD	78	EUR	68	$—
Bank of America	06/18/25	USD	305	COP	1,276,669	1
Bank of America	06/18/25	USD	573	MXN	11,371	12
Bank of America	06/18/25	USD	2,981	INR	253,345	(23)
Bank of America	06/18/25	CNY	4,067	USD	561	(6)
Bank of America	06/18/25	USD	2,071	CZK	46,566	49
Bank of America	06/18/25	USD	8,388	CZK	183,474	(37)
Bank of America	06/18/25	PLN	11,930	USD	3,074	(111)
Bank of America	06/18/25	THB	12,294	USD	361	(15)
Bank of America	06/18/25	MXN	17,746	USD	919	7
Bank of America	06/18/25	ZAR	56,920	USD	3,101	(48)
Bank of America	06/18/25	CLP	2,422,634	USD	2,557	(6)
Bank of America	06/18/25	IDR	5,742,064	USD	342	(9)
Bank of America	06/27/25	USD	673	INR	57,700	—
Bank of America	07/02/25	IDR	9,500,400	USD	580	(1)
Bank of America	07/03/25	BRL	7,968	USD	1,375	(5)
Bank of America	07/17/25	CLP	1,780,684	USD	1,835	(50)
Bank of America	07/30/25	ILS	10,625	USD	2,855	(168)
Bank of America	07/30/25	ZAR	35,864	USD	1,956	(21)
Barclays PLC	06/03/25	RON	1,990	USD	452	6
Barclays PLC	06/23/25	PEN	1,340	USD	366	(3)
Barclays PLC	06/23/25	USD	14,148	MXN	274,168	(59)
Barclays PLC	07/02/25	USD	8,126	BRL	46,500	(73)
Barclays PLC	07/03/25	USD	2,712	TRY	113,200	75
Barclays PLC	12/19/25	EUR	–	USD	–	—
Brown Brothers Harriman	06/27/25	ZAR	1,100	USD	60	(1)
Brown Brothers Harriman	07/14/25	USD	408	JPY	58,400	(1)
Brown Brothers Harriman	07/14/25	USD	2,830	EUR	2,500	16
Brown Brothers Harriman	07/14/25	USD	5,372	EUR	4,700	(22)
Brown Brothers Harriman	07/14/25	EUR	900	USD	1,027	2
Brown Brothers Harriman	07/14/25	EUR	28,150	USD	31,492	(554)
Brown Brothers Harriman	07/15/25	GBP	400	USD	535	(5)
Brown Brothers Harriman	07/15/25	USD	1,080	GBP	800	(1)
Citigroup	06/03/25	CZK	9,940	USD	452	—
Citigroup	07/02/25	USD	24,522	BRL	139,451	(370)
Citigroup	08/12/25	USD	–	NGN	–	—
Citigroup	08/12/25	NGN	–	USD	–	—
Citigroup	08/14/25	ZMW	–	USD	–	—
Citigroup	08/14/25	USD	–	ZMW	–	—
Dashin Securities Ltd.	06/18/25	EUR	6,107	USD	6,703	(238)
Dashin Securities Ltd.	06/18/25	USD	7,122	EUR	6,489	252
Deutsche Bank	06/02/25	USD	463	KZT	240,000	8
Deutsche Bank	06/10/25	USD	5,000	HUF	1,788,500	24
Deutsche Bank	06/10/25	HUF	486,597	USD	1,358	(9)
Deutsche Bank	06/16/25	USD	1,776	KZT	911,011	3
Deutsche Bank	06/18/25	USD	233	CZK	5,145	1
Deutsche Bank	06/18/25	USD	246	INR	21,277	2

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	06/18/25	USD	513	TRY	20,647	$3
Deutsche Bank	06/18/25	USD	615	IDR	10,111,003	4
Deutsche Bank	06/18/25	USD	981	RON	4,300	(18)
Deutsche Bank	06/18/25	USD	1,425	MXN	29,822	109
Deutsche Bank	06/18/25	USD	2,719	ILS	9,871	87
Deutsche Bank	06/18/25	USD	3,026	THB	104,115	151
Deutsche Bank	06/18/25	USD	3,054	CNY	21,936	1
Deutsche Bank	06/18/25	USD	3,075	EUR	2,749	49
Deutsche Bank	06/18/25	USD	3,083	ZAR	57,574	102
Deutsche Bank	06/18/25	EUR	5,409	USD	6,173	26
Deutsche Bank	06/18/25	USD	6,322	JPY	920,455	71
Deutsche Bank	06/18/25	USD	7,426	HUF	2,746,191	285
Deutsche Bank	06/18/25	ILS	16,897	USD	4,557	(246)
Deutsche Bank	06/18/25	MXN	32,686	USD	1,562	(118)
Deutsche Bank	06/18/25	RON	2,285	USD	519	7
Deutsche Bank	06/18/25	RON	32,154	USD	7,017	(185)
Deutsche Bank	06/18/25	ZAR	129,387	USD	7,055	(102)
Deutsche Bank	06/18/25	EGP	148,561	USD	2,830	(134)
Deutsche Bank	06/18/25	INR	29,969	USD	351	1
Deutsche Bank	06/18/25	INR	129,899	USD	1,502	(15)
Deutsche Bank	06/18/25	PHP	247,703	USD	4,314	(123)
Deutsche Bank	06/18/25	TRY	694,610	USD	17,550	177
Deutsche Bank	06/18/25	JPY	1,295,423	USD	9,025	29
Deutsche Bank	06/18/25	HUF	453,914	USD	1,280	6
Deutsche Bank	06/18/25	HUF	900,789	USD	2,421	(109)
Deutsche Bank	06/18/25	IDR	4,980,737	USD	295	(10)
Deutsche Bank	06/23/25	USD	2,664	NGN	4,268,494	10
Deutsche Bank	06/26/25	USD	1,696	ZAR	31,587	50
Deutsche Bank	06/26/25	ZAR	31,451	USD	1,696	(43)
Deutsche Bank	07/09/25	USD	8,079	CNY	58,415	74
Deutsche Bank	07/09/25	CNY	49,525	USD	6,829	(84)
Deutsche Bank	07/25/25	MXN	25,627	USD	1,255	(56)
Deutsche Bank	07/29/25	USD	1,823	KZT	949,971	4
Deutsche Bank	07/30/25	USD	3,105	ZAR	60,094	209
Deutsche Bank	07/30/25	USD	5,309	ILS	18,945	82
Deutsche Bank	07/30/25	ILS	12,745	USD	3,532	(95)
Deutsche Bank	07/30/25	ZAR	21,446	USD	1,180	(2)
Deutsche Bank	08/08/25	KRW	4,791,500	USD	3,500	10
Deutsche Bank	08/18/25	ZAR	47,845	USD	2,660	25
Deutsche Bank	08/29/25	USD	1,805	KZT	949,971	14
Deutsche Bank	09/17/25	USD	1,001	TRY	44,837	24
Deutsche Bank	09/17/25	USD	16,364	TRY	694,610	(492)
Deutsche Bank	09/17/25	ZAR	34,701	USD	1,925	18
Deutsche Bank	09/17/25	TRY	286,463	USD	6,240	(306)
Deutsche Bank	09/19/25	PLN	967	USD	255	(3)
Deutsche Bank	10/27/25	HUF	761,880	USD	2,100	(26)
Goldman Sachs	06/03/25	USD	32,332	BRL	184,224	(214)
Goldman Sachs	06/16/25	PEN	5,500	USD	1,492	(23)
Goldman Sachs	06/18/25	USD	–	TRY	–	—
Goldman Sachs	06/18/25	TRY	–	USD	–	—

SEI Institutional Investments Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	07/02/25	USD	766	BRL	4,400	$(4)
Goldman Sachs	07/15/25	GBP	7,400	USD	9,710	(269)
Goldman Sachs	09/17/25	USD	–	EGP	–	—
Goldman Sachs	09/17/25	EGP	–	USD	–	—
Goldman Sachs	10/09/25	USD	4,129	TRY	183,845	(13)
HSBC	06/02/25	USD	2,454	IDR	39,828,000	(9)
HSBC	06/02/25	IDR	39,828,000	USD	2,365	(80)
HSBC	06/10/25	IDR	49,896,000	USD	3,036	(23)
HSBC	06/16/25	USD	1,274	TRY	51,249	11
HSBC	06/16/25	USD	251	TRY	10,000	—
HSBC	06/23/25	USD	153	MXN	2,970	—
HSBC	07/02/25	USD	458	PLN	1,720	1
HSBC	07/02/25	IDR	39,828,000	USD	2,452	17
ICBC Financial Services	06/02/25	USD	5,294	KZT	2,751,067	94
ICBC Financial Services	06/23/25	USD	282	NGN	463,000	8
ICBC Financial Services	06/30/25	USD	2,113	KZT	1,091,125	12
ICBC Financial Services	08/05/25	USD	990	EGP	54,192	66
ICBC Financial Services	08/15/25	USD	1,351	KZT	710,391	11
ICBC Financial Services	10/29/25	USD	3,107	EGP	170,558	93
JPMorgan Chase Bank	06/02/25	USD	4,931	PHP	281,837	120
JPMorgan Chase Bank	06/02/25	USD	481	PHP	26,795	(1)
JPMorgan Chase Bank	06/02/25	PHP	153,782	USD	2,764	7
JPMorgan Chase Bank	06/02/25	PHP	154,849	USD	2,667	(108)
JPMorgan Chase Bank	06/03/25	USD	536	BRL	3,100	4
JPMorgan Chase Bank	06/03/25	BRL	22,963	USD	4,050	46
JPMorgan Chase Bank	06/03/25	RON	44,650	EUR	8,738	(89)
JPMorgan Chase Bank	06/09/25	USD	526	CLP	501,786	5
JPMorgan Chase Bank	06/09/25	USD	2,135	CNY	15,432	12
JPMorgan Chase Bank	06/09/25	USD	5,120	THB	172,747	145
JPMorgan Chase Bank	06/09/25	USD	137	BRL	809	4
JPMorgan Chase Bank	06/09/25	USD	10,341	BRL	58,680	(117)
JPMorgan Chase Bank	06/09/25	CNY	15,432	USD	2,145	(1)
JPMorgan Chase Bank	06/09/25	BRL	2,403	USD	424	5
JPMorgan Chase Bank	06/09/25	BRL	57,086	USD	9,690	(255)
JPMorgan Chase Bank	06/09/25	THB	172,747	USD	5,263	(2)
JPMorgan Chase Bank	06/09/25	CLP	501,786	USD	534	4
JPMorgan Chase Bank	06/10/25	USD	310	IDR	5,137,104	5
JPMorgan Chase Bank	06/10/25	EUR	887	USD	1,013	5
JPMorgan Chase Bank	06/10/25	USD	2,788	EUR	2,591	155
JPMorgan Chase Bank	06/10/25	USD	6,947	HUF	2,634,669	455
JPMorgan Chase Bank	06/10/25	HUF	3,314,774	USD	9,152	(159)
JPMorgan Chase Bank	06/10/25	IDR	91,090,050	USD	5,402	(184)
JPMorgan Chase Bank	06/11/25	USD	174	COP	733,127	2
JPMorgan Chase Bank	06/11/25	COP	197,352	USD	48	—
JPMorgan Chase Bank	06/11/25	COP	27,683,078	USD	6,465	(180)
JPMorgan Chase Bank	06/16/25	USD	2,526	TRY	101,642	21
JPMorgan Chase Bank	06/16/25	USD	3,822	TRY	152,171	(8)
JPMorgan Chase Bank	06/18/25	USD	114	EUR	105	5
JPMorgan Chase Bank	06/18/25	USD	164	CZK	3,666	3
JPMorgan Chase Bank	06/18/25	USD	169	TRY	6,689	(2)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	06/18/25	USD	184	COP	779,974	$3
JPMorgan Chase Bank	06/18/25	USD	602	PLN	2,274	5
JPMorgan Chase Bank	06/18/25	USD	1,447	THB	48,139	22
JPMorgan Chase Bank	06/18/25	RON	2,719	USD	589	(20)
JPMorgan Chase Bank	06/18/25	USD	2,991	JPY	436,221	38
JPMorgan Chase Bank	06/18/25	USD	3,238	MXN	67,022	209
JPMorgan Chase Bank	06/18/25	USD	3,095	PEN	11,309	19
JPMorgan Chase Bank	06/18/25	USD	629	PEN	2,278	(1)
JPMorgan Chase Bank	06/18/25	USD	3,970	INR	348,459	99
JPMorgan Chase Bank	06/18/25	CZK	5,663	USD	258	—
JPMorgan Chase Bank	06/18/25	USD	3,173	CLP	3,112,591	121
JPMorgan Chase Bank	06/18/25	USD	3,174	CLP	2,914,450	(90)
JPMorgan Chase Bank	06/18/25	USD	7,920	EGP	418,654	434
JPMorgan Chase Bank	06/18/25	MXN	17,660	USD	878	(30)
JPMorgan Chase Bank	06/18/25	THB	19,791	USD	593	(11)
JPMorgan Chase Bank	06/18/25	PLN	21,121	USD	5,474	(165)
JPMorgan Chase Bank	06/18/25	JPY	54,736	USD	391	11
JPMorgan Chase Bank	06/18/25	ZAR	56,638	USD	3,085	(48)
JPMorgan Chase Bank	06/18/25	TRY	103,111	USD	2,486	(92)
JPMorgan Chase Bank	06/18/25	INR	399,700	USD	4,633	(34)
JPMorgan Chase Bank	06/18/25	HUF	1,216,600	USD	3,413	(3)
JPMorgan Chase Bank	06/18/25	CLP	5,216,417	USD	5,473	(46)
JPMorgan Chase Bank	06/18/25	IDR	9,962,410	USD	603	(7)
JPMorgan Chase Bank	06/18/25	COP	13,028,140	USD	3,108	(15)
JPMorgan Chase Bank	06/20/25	PEN	16,639	USD	4,538	(44)
JPMorgan Chase Bank	06/23/25	USD	1,349	INR	115,419	(2)
JPMorgan Chase Bank	06/23/25	NGN	7,100,000	USD	4,410	(38)
JPMorgan Chase Bank	06/24/25	TRY	140,746	USD	3,233	(265)
JPMorgan Chase Bank	07/02/25	BRL	8,261	USD	1,451	20
JPMorgan Chase Bank	07/03/25	USD	241	BRL	1,436	8
JPMorgan Chase Bank	07/03/25	USD	4,951	BRL	28,386	(36)
JPMorgan Chase Bank	07/03/25	BRL	9,282	USD	1,616	9
JPMorgan Chase Bank	07/08/25	USD	864	PEN	3,200	17
JPMorgan Chase Bank	07/08/25	USD	4,719	TRY	195,336	64
JPMorgan Chase Bank	07/15/25	USD	816	IDR	13,630,000	16
JPMorgan Chase Bank	07/15/25	USD	2,392	HUF	893,662	115
JPMorgan Chase Bank	07/15/25	HUF	24,016	USD	67	—
JPMorgan Chase Bank	07/15/25	HUF	18,436	USD	51	(1)
JPMorgan Chase Bank	07/17/25	USD	874	TRY	36,754	20
JPMorgan Chase Bank	07/17/25	TRY	52,286	USD	1,233	(39)
JPMorgan Chase Bank	07/18/25	TRY	43,586	USD	1,026	(34)
JPMorgan Chase Bank	07/25/25	USD	377	MXN	7,724	18
JPMorgan Chase Bank	07/25/25	MXN	4,603	USD	232	(3)
JPMorgan Chase Bank	07/30/25	USD	284	ZAR	5,200	3
JPMorgan Chase Bank	08/04/25	USD	539	BRL	3,100	(7)
JPMorgan Chase Bank	08/11/25	USD	1	RON	6	—
JPMorgan Chase Bank	08/11/25	USD	308	ZAR	5,656	4
JPMorgan Chase Bank	08/11/25	PLN	4,074	USD	1,078	(9)
JPMorgan Chase Bank	08/11/25	USD	4,756	MXN	93,959	46
JPMorgan Chase Bank	08/11/25	USD	6,614	PLN	24,999	54

SEI Institutional Investments Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	08/11/25	MXN	122,971	USD	6,193	$(91)
JPMorgan Chase Bank	08/11/25	ZAR	1,319	USD	73	—
JPMorgan Chase Bank	08/11/25	ZAR	213,139	USD	11,452	(293)
JPMorgan Chase Bank	08/13/25	PLN	3,691	USD	980	(4)
JPMorgan Chase Bank	08/15/25	USD	1,037	KZT	541,628	2
JPMorgan Chase Bank	08/18/25	USD	1,091	EGP	57,797	31
JPMorgan Chase Bank	08/18/25	USD	15,239	KRW	21,144,267	170
JPMorgan Chase Bank	08/18/25	KRW	61,304	USD	45	—
JPMorgan Chase Bank	08/18/25	KRW	94,789	USD	67	(2)
JPMorgan Chase Bank	08/25/25	USD	1,122	EGP	58,444	8
JPMorgan Chase Bank	09/02/25	USD	2,758	PHP	153,782	(7)
JPMorgan Chase Bank	09/08/25	USD	534	CLP	501,786	(3)
JPMorgan Chase Bank	09/08/25	USD	2,161	CNY	15,432	2
JPMorgan Chase Bank	09/08/25	USD	5,301	THB	172,747	4
JPMorgan Chase Bank	09/08/25	USD	6,283	HUF	2,250,926	14
JPMorgan Chase Bank	09/08/25	BRL	53,659	USD	9,252	109
JPMorgan Chase Bank	09/10/25	USD	3,016	TRY	127,400	(87)
JPMorgan Chase Bank	09/17/25	USD	–	EGP	–	—
JPMorgan Chase Bank	09/17/25	EGP	–	USD	–	—
JPMorgan Chase Bank	09/17/25	USD	1,168	TRY	49,510	(36)
JPMorgan Chase Bank	09/19/25	PLN	3,724	USD	980	(13)
JPMorgan Chase Bank	10/21/25	USD	4,817	ARS	5,963,900	(264)
JPMorgan Chase Bank	11/25/25	RON	52,000	EUR	9,978	(62)
Montgomery/Bank of America	06/18/25	USD	317	PEN	1,159	2
Montgomery/Bank of America	06/18/25	ZAR	56,800	USD	3,068	(73)
Morgan Stanley	06/03/25	USD	17,025	BRL	97,108	(95)
Morgan Stanley	06/03/25	HUF	40,000	USD	110	(2)
Morgan Stanley	06/06/25	EUR	2,343	USD	2,612	(49)
Morgan Stanley	06/06/25	USD	2,612	MXN	51,141	22
Morgan Stanley	06/06/25	USD	2,795	EUR	2,627	188
Morgan Stanley	06/06/25	MXN	58,959	USD	2,795	(241)
Morgan Stanley	06/18/25	USD	307	EUR	273	3
Morgan Stanley	06/18/25	USD	1,074	CLP	1,007,724	(8)
Morgan Stanley	06/18/25	USD	1,140	ZAR	21,449	47
Morgan Stanley	06/18/25	USD	1,385	CZK	31,509	50
Morgan Stanley	06/18/25	USD	1,813	PLN	7,060	72
Morgan Stanley	06/18/25	USD	2,118	THB	71,172	53
Morgan Stanley	06/18/25	USD	2,468	MXN	50,049	106
Morgan Stanley	06/18/25	USD	2,994	IDR	50,107,547	74
Morgan Stanley	06/18/25	USD	1,548	KRW	2,146,320	10
Morgan Stanley	06/18/25	USD	1,578	KRW	2,170,294	(3)
Morgan Stanley	06/18/25	USD	4,319	INR	370,125	3
Morgan Stanley	06/18/25	USD	6,119	HUF	2,261,217	230
Morgan Stanley	06/18/25	CZK	8,536	USD	389	—
Morgan Stanley	06/18/25	TRY	20,210	USD	502	(3)
Morgan Stanley	06/18/25	INR	26,127	USD	305	—
Morgan Stanley	06/18/25	PEN	28,272	USD	7,707	(78)
Morgan Stanley	06/18/25	EGP	29,456	USD	582	(5)
Morgan Stanley	06/18/25	ZAR	3,725	USD	206	—
Morgan Stanley	06/18/25	ZAR	120,821	USD	6,580	(103)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	06/18/25	MXN	176,068	USD	8,598	$(455)
Morgan Stanley	06/18/25	JPY	442,599	USD	3,005	(69)
Morgan Stanley	06/18/25	HUF	585,473	USD	1,606	(38)
Morgan Stanley	06/18/25	IDR	2,197,713	USD	130	(4)
Morgan Stanley	06/18/25	COP	92,529,465	USD	22,128	(57)
Morgan Stanley	07/01/25	COP	27,600,584	USD	6,593	(15)
Morgan Stanley	07/02/25	USD	13,031	BRL	74,145	(189)
Morgan Stanley	07/03/25	BRL	3,155	USD	547	—
Morgan Stanley	07/03/25	BRL	1,023	USD	172	(5)
Morgan Stanley	07/07/25	EGP	57,100	USD	1,105	(24)
Morgan Stanley	07/21/25	PEN	31,000	USD	8,402	(130)
Morgan Stanley	07/25/25	USD	41	MXN	795	—
Morgan Stanley	07/30/25	ZAR	17,946	USD	966	(24)
Morgan Stanley	08/15/25	COP	12,467,000	USD	2,931	(38)
RBC	06/03/25	USD	391	PLN	1,480	4
SCB Securities	06/03/25	USD	450	BRL	2,557	(4)
SCB Securities	06/03/25	USD	884	HUF	314,800	1
SCB Securities	06/03/25	EUR	7,287	PLN	31,250	71
SCB Securities	06/03/25	EUR	9,573	RON	47,800	(153)
SCB Securities	06/03/25	USD	11,174	RON	49,000	(189)
SCB Securities	06/03/25	USD	15,513	CZK	340,140	(40)
SCB Securities	06/03/25	USD	20,703	PLN	77,965	117
SCB Securities	06/03/25	HUF	33,000	EUR	81	—
SCB Securities	06/03/25	UZS	25,000,000	USD	1,921	(34)
SCB Securities	06/05/25	USD	421	IDR	6,984,402	7
SCB Securities	06/05/25	IDR	6,984,402	USD	428	—
SCB Securities	06/12/25	USD	1,551	UZS	20,500,000	51
SCB Securities	06/16/25	UZS	25,000,000	USD	1,954	(1)
SCB Securities	06/18/25	USD	605	EUR	552	22
SCB Securities	06/18/25	EUR	4,479	USD	5,100	10
SCB Securities	06/18/25	EUR	4,968	USD	5,508	(138)
SCB Securities	06/23/25	USD	1,383	NGN	2,236,923	18
SCB Securities	06/27/25	USD	7,003	INR	600,618	8
SCB Securities	06/27/25	ZAR	90,651	USD	5,012	1
SCB Securities	07/02/25	USD	428	IDR	6,984,402	(1)
SCB Securities	07/02/25	EUR	620	RON	3,150	—
SCB Securities	07/02/25	USD	771	HUF	274,800	—
SCB Securities	07/02/25	EUR	7,333	PLN	31,250	1
SCB Securities	07/02/25	USD	10,516	RON	47,010	6
SCB Securities	07/02/25	USD	15,154	CZK	332,900	7
SCB Securities	07/02/25	USD	21,202	PLN	79,445	4
SCB Securities	07/02/25	HUF	33,000	EUR	81	—
SCB Securities	07/08/25	USD	489	TRY	19,900	(1)
SCB Securities	07/21/25	USD	1,373	UZS	18,532,534	76
SCB Securities	07/21/25	PEN	30,930	USD	8,352	(160)
SCB Securities	07/22/25	USD	1,182	UZS	15,996,503	69
SCB Securities	08/13/25	USD	8,025	THB	261,300	(16)
SCB Securities	08/21/25	EUR	4,640	RON	23,700	(9)
SCB Securities	10/24/25	USD	979	UZS	13,434,368	72
SCB Securities	10/28/25	USD	981	UZS	13,434,368	70

SEI Institutional Investments Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
SCB Securities	10/30/25	USD	147	UZS	2,005,342	$10
SCB Securities	11/06/25	USD	699	UZS	9,549,249	48
SCB Securities	11/13/25	USD	746	UZS	10,096,393	43
SCB Securities	11/20/25	USD	711	UZS	9,522,607	34
Societe Generale	06/03/25	USD	122	CZK	2,700	1
Societe Generale	06/05/25	PEN	10,601	USD	2,888	(31)
Societe Generale	07/02/25	RON	1,100	EUR	216	—
Societe Generale	07/03/25	PEN	10,601	USD	2,929	10
Societe Generale	07/07/25	USD	3,035	EGP	162,700	183
Societe Generale	07/08/25	USD	367	TRY	15,200	5
Societe Generale	07/15/25	USD	2,198	KZT	1,138,090	3
Societe Generale	08/25/25	USD	57	EGP	3,000	—
Standard Bank	06/18/25	PEN	513	USD	138	(4)
Standard Bank	06/18/25	USD	1,289	IDR	21,300,000	15
Standard Bank	06/18/25	USD	3,079	JPY	436,082	(51)
Standard Bank	06/18/25	USD	2,198	PEN	8,118	38
Standard Bank	06/18/25	USD	1,209	PEN	4,388	—
Standard Bank	06/18/25	USD	4,703	CNY	33,928	22
Standard Bank	06/18/25	USD	5,154	THB	173,191	130
Standard Bank	06/18/25	MYR	8,046	USD	1,848	(49)
Standard Bank	06/18/25	THB	11,942	USD	363	(1)
Standard Bank	06/18/25	USD	12,616	MYR	55,452	458
Standard Bank	06/18/25	USD	17,167	TRY	697,302	272
Standard Bank	06/18/25	USD	136	TRY	5,397	(1)
Standard Bank	06/18/25	MXN	92,832	USD	4,695	(78)
Standard Bank	06/18/25	TRY	241,778	USD	5,924	(123)
Standard Bank	06/18/25	CLP	728,832	USD	750	(21)
Standard Bank	07/30/25	USD	4,935	ZAR	89,659	9
Standard Bank	07/30/25	ZAR	69,623	USD	3,666	(173)
Standard Bank	09/17/25	TRY	457,657	USD	10,027	(431)
TD Securities	06/03/25	USD	157	BRL	900	—
TD Securities	07/21/25	PEN	1,340	USD	369	—
UBS	06/03/25	BRL	1,730	USD	305	3
UBS	07/02/25	BRL	8,139	USD	1,428	19
UBS	08/13/25	USD	60	THB	2,000	1
UBS	08/13/25	THB	30,110	USD	922	(1)
						$(3,188)

A list of open OTC swap agreements held by the Fund at May 31, 2025, is as follows:

Credit Default Swaps - Buy Protection
Counterparty	Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	BAMD	1.00%	Quarterly	12/20/2029	$1,400	$(6)	$26	$(32)
JPMorgan Chase	JPMD	1.00%	Quarterly	12/20/2026	4,900	(16)	(24)	8
JPMorgan Chase	JPMD	1.00%	Quarterly	12/20/2029	600	(3)	9	(12)
Morgan Stanley	MORD	1.00%	Quarterly	12/20/2025	3,700	(5)	12	(17)
Morgan Stanley	MORD	1.00%	Quarterly	12/20/2026	3,000	35	22	13
Morgan Stanley	MSCI	1.00%	Quarterly	12/20/2026	6,400	(4)	(13)	9
Morgan Stanley	Arab Republic of Egypt	1.00%	Quarterly	12/20/2028	2,500	286	665	(379)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Emerging Markets Debt Fund (Continued)

Counterparty	Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	MORD	1.00%	Quarterly	12/20/2029	$7,200	$14	$53	$(39)
Morgan Stanley	MSCI	1.00%	Quarterly	12/20/2029	4,500	154	142	12
						$455	$892	$(437)

Credit Default Swap - Sell Protection
Counterparty	Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
Morgan Stanley	MORD	1.00%	Quarterly	12/20/2029	$700	$(55)	$(44)	$(11)

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
JPMorgan Chase	JPEICRIG	ASSET RETURN	1 SOFR-95 BPS	Monthly	06/09/2025	USD	1,970	$(1)	$–	$(1)

A list of open centrally cleared swap agreements held by the Fund at May 31, 2025, is as follows:

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.EM.43.V1	1.00%	Quarterly	06/20/2030	$2,900	$92	$83	$9
ICE	1.00%	Quarterly	12/20/2029	3,100	67	80	(13)
					$159	$163	$(4)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1-DAY BRL - CETIP	15%	Annually	01/02/2029	BRL	70,955	$654	$1	$653
2.6805%	3-MONTH LIBOR	Quarterly	03/19/2030	KRW	3,396,000	(31)	–	(31)
2.6645%	3-MONTH LIBOR	Quarterly	03/19/2030	KRW	3,154,000	(29)	–	(29)
3-MONTH JIBOR	9.15%	Quarterly	03/20/2039	ZAR	55,800	28	28	–
2.2%	6-MONTH EURIBOR	Annually	03/19/2035	EUR	9,600	285	45	240
BZDIOVRA	14.86%	Annually	01/02/2029	BRL	67,627	572	–	572
3.7797%	SOFRATE	Annually	12/18/2054	USD	4,460	206	–	206
2.2322%	6-MONTH EURIBOR	Annually	12/18/2034	EUR	3,600	87	–	87
BZDIOVRA	15.38%	Annually	01/02/2029	BRL	15,256	178	–	178
BZDIOVRA	15.155%	Annually	01/02/2029	BRL	24,591	252	–	252
SOFRRATE	4.07%	Annually	02/13/2030	USD	3,366	67	(1)	68
6-MONTH CZK PRIBOR	3.68%	Semi-Annually	06/18/2030	CZK	135,000	111	(10)	121
3.9%	6-MONTH CZK - PRIBOR	Annually	06/18/2035	CZK	175,000	(205)	25	(230)
8.8%	COOVIBR	Quarterly	06/18/2035	COP	21,000,000	100	4	96
6-MONTH HUF BUBOR	6.4%	Semi-Annually	06/18/2028	HUF	4,200,000	143	(31)	174
THOR	1.718%	Quarterly	06/18/2030	THB	113,000	50	–	50
MIBOR	5.96%	Semi-Annually	06/18/2030	INR	2,430,000	340	–	340
6-MONTH HUF BUBOR	6.71%	Semi-Annually	06/18/2030	HUF	674,200	48	–	48
6-MONTH WIBOR	4.8%	Semi-Annually	06/18/2028	PLN	20,000	116	(11)	127
6-MONTH WIBOR	4.8%	Semi-Annually	06/18/2030	PLN	36,000	312	(37)	349
5.05%	6-MONTH WIBOR	Annually	06/18/2035	PLN	32,000	(432)	59	(491)
6-MONTH WIBOR	4.9%	Semi-Annually	06/18/2027	PLN	15,000	59	(7)	66
6-MONTH HUF BUBOR	6.62%	Semi-Annually	06/18/2028	HUF	662,700	33	–	33

SEI Institutional Investments Trust

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
4.94%	CLICP	Semi-Annually	06/18/2027	CLP	13,700,000	$(161)	$(5)	$(156)
MIBOR	5.94%	Semi-Annually	06/18/2030	INR	120,000	20	–	20
CLICP	5.155%	Semi-Annually	06/18/2030	CLP	6,620,000	159	–	159
5.36%	CLICP	Semi-Annually	06/18/2035	CLP	1,890,000	(42)	–	(42)
8.458%	MXIBTIEF	Monthly	06/06/2035	MXN	290,000	(276)	–	(276)
MXIBTIEF	8.12%	Monthly	06/12/2030	MXN	370,000	305	26	279
BZDIOVRA	14.77%	Annually	01/02/2029	BRL	20,902	158	–	158
8.986%	JIBAR3-MONTH	Quarterly	06/18/2035	ZAR	88,500	(146)	–	(146)
6-MONTH HUF BUBOR	6.75%	Semi-Annually	06/18/2030	HUF	561,600	43	–	43
4.625%	6-MONTH WIBOR	Annually	04/07/2035	PLN	6,600	(26)	–	(26)
7.86%	MXIBTIEF	Monthly	06/12/2030	MXN	81,450	(22)	–	(22)
7.85%	MXIBTIEF	Monthly	06/12/2030	MXN	65,150	(16)	–	(16)
THOR	1.3%	Quarterly	06/18/2028	THB	210,000	(7)	–	(7)
6-MONTH CZK PRIBOR	3.26%	Semi-Annually	06/18/2030	CZK	111,900	(9)	–	(9)
COOVIBR	8.03%	Quarterly	05/06/2027	COP	30,385,000	(21)	–	(21)
8.91%	COOVIBR	Quarterly	05/06/2035	COP	8,560,000	25	–	25
6-MONTH CZK PRIBOR	3.195%	Semi-Annually	06/18/2028	CZK	280,800	(2)	–	(2)
COOVIBR	7.74%	Quarterly	09/17/2027	COP	31,800,000	(49)	–	(49)
8.87%	COOVIBR	Quarterly	09/17/2035	COP	8,900,000	37	–	37
BZDIOVRA	13.3125%	Annually	01/02/2029	BRL	26,076	(26)	–	(26)
ILS-SHIR-OIS COMPOUND	3.96%	Annually	06/18/2030	ILS	21,200	(39)	–	(39)
MXIBTIEF	7.5775%	Monthly	06/14/2028	MXN	211,900	9	–	9
7.8%	MXIBTIEF	Monthly	06/12/2030	MXN	138,100	(19)	–	(19)
MXIBTIEF	7.6345%	Monthly	09/13/2028	MXN	150,000	21	–	21
6.945%	JIBAR3-MONTH	Quarterly	09/17/2026	ZAR	301,000	(2)	–	(2)
3-MONTH JIBAR	7.065%	Quarterly	09/17/2028	ZAR	106,600	(4)	–	(4)
CNRR007 Index	1.416%	Quarterly	12/17/2029	CNY	114,877	(46)	–	(46)
MIBOR	6.08%	Semi-Annually	12/19/2029	INR	1,600,000	313	–	313
6-MONTH CZK PRIBOR	3.6745%	Semi-Annually	12/20/2034	CZK	305,520	108	(11)	119
6-MONTH CZK PRIBOR	3.612%	Semi-Annually	12/20/2030	CZK	29,700	19	–	19
6-MONTH CZK PRIBOR	3.597%	Semi-Annually	12/20/2028	CZK	42,930	24	–	24
6-MONTH WIBOR	5.0295%	Semi-Annually	12/20/2034	PLN	7,300	96	–	96
MXN - Overnight TIIE Funding Rate	8.89%	Monthly	12/18/2026	MXN	781,642	792	(25)	817
BRL OVERNIGHT CDI (CETIP) RATE	15.69%	Annually	01/04/2027	BRL	68,800	287	–	287
BRL OVERNIGHT CDI (CETIP) RATE	15.26%	Annually	01/02/2029	BRL	32,300	355	–	355
MXN - Overnight TIIE Funding Rate	9.002%	Monthly	12/08/2034	MXN	12,300	36	12	24
MXN - Overnight TIIE Funding Rate	8.905%	Monthly	12/18/2026	MXN	354,358	363	–	363
THOR	1.9045%	Quarterly	12/20/2029	THB	277,700	189	–	189
MIBOR	6.0675%	Semi-Annually	02/03/2030	INR	519,540	99	–	99
MIBOR	6.04%	Semi-Annually	02/04/2030	INR	1,195,136	213	(2)	215
MXN - OVERNIGHT TIIE FUNDING RATE	8.5235%	Monthly	02/20/2035	MXN	31,100	38	8	30
BRL OVERNIGHT CDI (CETIP) RATE	14.45%	Annually	01/04/2027	BRL	144,250	123	19	104
2.0195%	THOR	Quarterly	03/21/2035	THB	28,100	(22)	–	(22)
MIBOR	5.7645%	Semi-Annually	04/09/2030	INR	337,000	15	2	13
6-MONTH WIBOR	4.0405%	Semi-Annually	04/11/2030	PLN	12,614	(14)	–	(14)
6-MONTH WIBOR	4.325%	Semi-Annually	04/15/2035	PLN	26,800	(63)	–	(63)
1.1%	1-DAY JPOIS	Annually	09/18/2034	JPY	1,395,000	73	(38)	111
2.4%	6-MONTH EURIBOR	Annually	03/20/2054	EUR	1,500	71	46	25
SOFR	4%	Annually	09/18/2034	USD	19,000	243	154	89
4.6%	1-DAY SONIA	Annually	09/17/2055	GBP	4,000	(60)	(9)	(51)
2.8%	THOR	Quarterly	03/20/2034	THB	170,000	(442)	(116)	(326)
						$5,664	$126	$5,538

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Emerging Markets Debt Fund (Concluded)

Percentages are based on Net Assets of $1,676,351 ($ Thousands).
(A)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	No interest rate available.
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2025, the value of these securities amounted to $123,034 ($ Thousands), representing 7.3% of the Net Assets of the Fund.

(E)	Interest rate represents the security's effective yield at the time of purchase.
(F)	Security is in default on interest payment.
(G)

Security considered restricted, excluding 144A. The total market value of such securities as of May 31, 2025 was $8 ($ Thousands) and represented 0.0% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(H)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Global Bonds	–	1,541,358	–	1,541,358
U.S. Treasury Obligations	–	37,832	–	37,832
Loan Participation Notes	–	8,341	1,911	10,252
Purchased Options	2,279	–	–	2,279
Total Investments in Securities	2,279	1,587,531	1,911	1,591,721

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(768)	–	–	(768)
Written Swaptions	–	(291)	–	(291)
Futures Contracts*
Unrealized Depreciation	(66)	–	–	(66)
Forward Contracts*
Unrealized Appreciation	–	7,876	–	7,876
Unrealized Depreciation	–	(11,064)	–	(11,064)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	–	42	–	42
Unrealized Depreciation	–	(490)	–	(490)
Total Return Swap*
Unrealized Depreciation	–	(1)	–	(1)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	9	–	9
Unrealized Depreciation	–	(13)	–	(13)
Interest Rate Swaps*
Unrealized Appreciation	–	7,703	–	7,703
Unrealized Depreciation	–	(2,165)	–	(2,165)
Total Other Financial Instruments	(834)	1,606	–	772

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) Of the $1,911 ($ Thousands) in Level 3 securities as of May 31, 2025, $1,911 ($ Thousands) or 0.1% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

A list of the restricted securities, excluding 144a, held by the Fund at May 31, 2025, is as follows:

Description	Face Amount ($ Thousands)	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Global Bond
Vnesheconombank Via VEB Finance	$240	9/28/2011	$241	$8
			$241	$8

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 99.4%
U.S. Treasury Inflation Indexed Bonds
2.125%, 04/15/2029	$16,551	$16,959
1.625%, 10/15/2029	17,074	17,232
1.625%, 04/15/2030	9,233	9,260
U.S. Treasury Inflation-Protected Securities
3.875%, 04/15/2029	6,766	7,380
3.625%, 04/15/2028	5,851	6,221
2.500%, 01/15/2029	5,301	5,503
2.375%, 01/15/2027	6,096	6,206
2.375%, 10/15/2028	15,778	16,347
1.750%, 01/15/2028	5,720	5,785
1.625%, 10/15/2027	15,522	15,702
1.250%, 04/15/2028	15,315	15,260
0.875%, 01/15/2029	10,582	10,383
0.750%, 07/15/2028	12,140	11,962
0.500%, 01/15/2028	14,044	13,752
0.375%, 01/15/2027	12,385	12,214
0.375%, 07/15/2027	13,744	13,547
0.250%, 07/15/2029	12,621	12,061
0.125%, 07/15/2026	13,400	13,286
0.125%, 10/15/2026	15,126	14,949
0.125%, 04/15/2027	15,475	15,142
0.125%, 01/15/2030	14,241	13,365

Total U.S. Treasury Obligations
(Cost $250,208) ($ Thousands)		252,516

Total Investments in Securities — 99.4%
(Cost $250,208) ($ Thousands)		$252,516

Percentages are based on Net Assets of $254,149 ($ Thousands).

As of May 31, 2025, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Limited Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 32.1%
U.S. Treasury Notes
4.000%, 05/31/2030	$1,975	$1,979
3.875%, 05/31/2027	117,925	117,879
3.750%, 05/15/2028	57,732	57,561
3.625%, 05/31/2028	49,250	48,911
3.250%, 06/30/2027	110,980	109,588
3.125%, 08/31/2027	70,065	68,926
2.500%, 03/31/2027	104,280	101,665
1.250%, 12/31/2026	45,075	43,202
0.500%, 10/31/2027	88,610	81,760

Total U.S. Treasury Obligations
(Cost $630,087) ($ Thousands)		631,471

CORPORATE OBLIGATIONS — 28.6%
Communication Services — 0.4%
AT&T
2.300%, 06/01/2027	2,000	1,919
Discovery Communications LLC
4.125%, 05/15/2029	1,500	1,397
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (A)	600	603
T-Mobile USA
3.750%, 04/15/2027	640	632
2.250%, 02/15/2026	2,705	2,658
Warnermedia Holdings
3.755%, 03/15/2027	1,900	1,842

		9,051

Consumer Discretionary — 2.1%
BMW US Capital LLC
4.650%, 08/13/2026 (A)	7,395	7,405
Hyatt Hotels
5.050%, 03/30/2028	1,515	1,523
Hyundai Capital America
5.450%, 06/24/2026 (A)	9,115	9,160
Las Vegas Sands
5.625%, 06/15/2028	1,220	1,223
Volkswagen Group of America Finance LLC
4.900%, 08/14/2026 (A)	12,540	12,543
4.750%, 11/13/2028 (A)	680	673
YMCA of Greater New York
2.303%, 08/01/2026	8,590	8,317

		40,844

Consumer Staples — 2.8%
Altria Group
4.875%, 02/04/2028	915	923
BAT Capital
3.557%, 08/15/2027	1,736	1,698

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bayer US Finance II LLC
4.375%, 12/15/2028 (A)	$245	$240
4.250%, 12/15/2025 (A)	580	578
Bayer US Finance LLC
6.250%, 01/21/2029 (A)	1,445	1,502
Constellation Brands
3.700%, 12/06/2026	13,315	13,159
2.250%, 08/01/2031	1,090	934
Japan Tobacco
4.850%, 05/15/2028 (A)	915	924
JBS USA Holding Lux SARL
5.125%, 02/01/2028	1,270	1,283
3.000%, 02/02/2029	1,025	964
Mars
4.800%, 03/01/2030 (A)	3,090	3,109
4.450%, 03/01/2027 (A)	14,050	14,064
Philip Morris International
4.750%, 02/12/2027	15,005	15,116

		54,494

Energy — 0.1%
Energy Transfer
5.950%, 12/01/2025	748	750
Plains All American Pipeline/PAA Finance
4.500%, 12/15/2026	1,500	1,497

		2,247

Financials — 13.0%
American Express
4.731%, SOFRRATE + 1.260%, 04/25/2029 (B)	2,980	2,997
Avolon Holdings Funding
3.250%, 02/15/2027 (A)	990	960
2.750%, 02/21/2028 (A)	580	545
2.528%, 11/18/2027 (A)	133	125
Bank of America
3.419%, TSFR3M + 1.302%, 12/20/2028 (B)	4,689	4,550
Bank of America MTN
2.551%, SOFRRATE + 1.050%, 02/04/2028 (B)	17,360	16,779
2.087%, SOFRRATE + 1.060%, 06/14/2029 (B)	885	822
1.319%, SOFRRATE + 1.150%, 06/19/2026 (B)	2,515	2,510
Bank of New York Mellon
4.729%, SOFRRATE + 1.135%, 04/20/2029 (B)	7,540	7,605
Bank of New York Mellon MTN
3.442%, TSFR3M + 1.331%, 02/07/2028 (B)	1,165	1,148

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Citigroup
4.075%, TSFR3M + 1.454%, 04/23/2029 (B)	$11,115	$10,938
3.520%, TSFR3M + 1.413%, 10/27/2028 (B)	1,645	1,601
1.462%, SOFRRATE + 0.770%, 06/09/2027 (B)	4,295	4,152
Farmers Exchange Capital
7.050%, 07/15/2028 (A)	1,095	1,147
General Electric MTN
4.902%, TSFR3M + 0.642%, 05/05/2026 (B)	330	330
Global Payments
2.150%, 01/15/2027	1,725	1,657
Goldman Sachs Group
3.691%, TSFR3M + 1.772%, 06/05/2028 (B)	14,620	14,353
1.542%, SOFRRATE + 0.818%, 09/10/2027 (B)	5,460	5,242
1.431%, SOFRRATE + 0.798%, 03/09/2027 (B)	515	502
Guardian Life Global Funding
5.737%, 10/02/2028 (A)	2,925	3,045
HSBC Holdings PLC
2.099%, SOFRRATE + 1.929%, 06/04/2026 (B)	2,455	2,454
2.013%, SOFRRATE + 1.732%, 09/22/2028 (B)	1,090	1,025
JPMorgan Chase
5.040%, SOFRRATE + 1.190%, 01/23/2028 (B)	6,785	6,833
4.323%, SOFRRATE + 1.560%, 04/26/2028 (B)	1,670	1,663
2.947%, SOFRRATE + 1.170%, 02/24/2028 (B)	11,065	10,772
2.182%, SOFRRATE + 1.890%, 06/01/2028 (B)	2,000	1,908
1.578%, SOFRRATE + 0.885%, 04/22/2027 (B)	2,478	2,413
1.040%, TSFR3M + 0.695%, 02/04/2027 (B)	3,805	3,713
Lloyds Banking Group PLC
5.462%, H15T1Y + 1.375%, 01/05/2028 (B)	10,615	10,736
1.627%, H15T1Y + 0.850%, 05/11/2027 (B)	2,375	2,307
Marsh & McLennan
4.550%, 11/08/2027	8,710	8,746
MassMutual Global Funding II MTN
5.100%, 04/09/2027 (A)	9,490	9,617
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (A)	2,500	2,465
Metropolitan Life Global Funding I MTN
5.050%, 01/06/2028 (A)	2,000	2,032

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Morgan Stanley
6.407%, SOFRRATE + 1.830%, 11/01/2029 (B)	$12,960	$13,662
1.593%, SOFRRATE + 0.879%, 05/04/2027 (B)	900	875
0.985%, SOFRRATE + 0.720%, 12/10/2026 (B)	5,078	4,976
Morgan Stanley Bank
4.968%, SOFRRATE + 0.930%, 07/14/2028 (B)	2,450	2,471
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (A)(B)	2,720	2,644
New York Life Global Funding MTN
5.450%, 09/18/2026 (A)	5,834	5,913
Northwestern Mutual Global Funding
5.070%, 03/25/2027 (A)	4,405	4,457
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/2027 (B)	7,470	7,680
5.582%, SOFRRATE + 1.841%, 06/12/2029 (B)	970	998
Principal Life Global Funding II
5.000%, 01/16/2027 (A)	7,965	8,024
Santander UK Group Holdings PLC
1.673%, SOFRRATE + 0.989%, 06/14/2027 (B)	1,380	1,333
Toronto-Dominion Bank MTN
4.693%, 09/15/2027	10,800	10,848
UBS
4.864%, SOFRRATE + 0.720%, 01/10/2028 (B)	12,365	12,426
US Bancorp
6.787%, SOFRRATE + 1.880%, 10/26/2027 (B)	325	334
4.653%, SOFRRATE + 1.230%, 02/01/2029 (B)	2,215	2,219
Wells Fargo
4.900%, SOFRRATE + 0.780%, 01/24/2028 (B)	19,480	19,552
Wells Fargo MTN
5.574%, SOFRRATE + 1.740%, 07/25/2029 (B)	5,450	5,591
2.393%, SOFRRATE + 2.100%, 06/02/2028 (B)	3,945	3,776
Willis North America
4.650%, 06/15/2027	615	617

		256,088

Health Care — 0.8%
AbbVie
4.800%, 03/15/2027	10,395	10,493
Amgen
5.150%, 03/02/2028	2,465	2,510

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
HCA
5.875%, 02/15/2026	$1,500	$1,503
Humana
4.875%, 04/01/2030	930	926

		15,432

Industrials — 3.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.450%, 04/15/2027	13,415	13,805
2.450%, 10/29/2026	255	247
Air Lease
3.375%, 07/01/2025	400	399
2.200%, 01/15/2027	770	742
Air Lease MTN
5.300%, 06/25/2026	15,735	15,840
BAE Systems Holdings
3.850%, 12/15/2025 (A)	625	622
Boeing
6.259%, 05/01/2027	1,325	1,362
Delta Air Lines
4.750%, 10/20/2028 (A)	15,105	15,047
PACCAR Financial
4.500%, 11/25/2026	8,315	8,360
SMBC Aviation Capital Finance DAC
5.100%, 04/01/2030 (A)	1,055	1,055
Uber Technologies
4.300%, 01/15/2030	1,328	1,309
Waste Management
4.500%, 03/15/2028	14,260	14,352

		73,140

Information Technology — 1.5%
Dell International LLC
4.750%, 04/01/2028	910	914
Foundry JV Holdco LLC
5.500%, 01/25/2031 (A)	1,220	1,236
Hewlett Packard Enterprise
4.450%, 09/25/2026	13,515	13,495
Intel
5.125%, 02/10/2030	925	937
Open Text
6.900%, 12/01/2027 (A)	1,610	1,658
Oracle
5.119%, SOFRRATE + 0.760%, 08/03/2028 (B)	8,055	8,067
2.800%, 04/01/2027	1,000	971
1.650%, 03/25/2026	1,865	1,820

		29,098

Materials — 0.2%
Amcor Flexibles North America
4.800%, 03/17/2028 (A)	640	642

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Berry Global
5.500%, 04/15/2028	$765	$779
4.875%, 07/15/2026 (A)	466	465
International Flavors & Fragrances
1.832%, 10/15/2027 (A)	2,120	1,978

		3,864

Real Estate — 1.1%
American Tower
5.250%, 07/15/2028	3,145	3,208
3.600%, 01/15/2028	175	171
Crown Castle
3.800%, 02/15/2028	3,700	3,615
Digital Realty Trust
3.600%, 07/01/2029	615	592
DOC DR LLC
4.300%, 03/15/2027	1,880	1,869
Extra Space Storage
4.000%, 06/15/2029	1,230	1,195
3.875%, 12/15/2027	1,625	1,597
Extra Space Storage LP
5.700%, 04/01/2028	1,195	1,228
GLP Capital LP / GLP Financing II
5.300%, 01/15/2029	1,000	1,001
4.000%, 01/15/2031	1,370	1,274
Healthcare Realty Holdings LP
3.500%, 08/01/2026	1,625	1,597
Hudson Pacific Properties LP
4.650%, 04/01/2029	630	456
3.950%, 11/01/2027	52	46
3.250%, 01/15/2030	375	253
LXP Industrial Trust
6.750%, 11/15/2028	1,690	1,779
VICI Properties
5.750%, 02/01/2027 (A)	725	732
VICI Properties LP / VICI Note Co
4.125%, 08/15/2030 (A)	310	292

		20,905

Utilities — 2.9%
Alliant Energy Finance LLC
5.950%, 03/30/2029 (A)	1,565	1,621
1.400%, 03/15/2026 (A)	2,030	1,975
American Electric Power
5.750%, 11/01/2027	550	566
Eversource Energy
2.900%, 03/01/2027	2,505	2,435
FirstEnergy
3.900%, 07/15/2027	12,230	12,055
FirstEnergy Pennsylvania Electric
5.150%, 03/30/2026 (A)	665	667
Georgia Power
5.004%, 02/23/2027	11,190	11,337

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ITC Holdings
4.950%, 09/22/2027 (A)	$2,100	$2,114
National Rural Utilities Cooperative Finance MTN
4.800%, 02/05/2027	10,825	10,910
NextEra Energy Capital Holdings
5.158%, SOFRINDX + 0.800%, 02/04/2028 (B)	8,485	8,498
Vistra Operations LLC
5.050%, 12/30/2026 (A)	5,360	5,374

		57,552

Total Corporate Obligations
(Cost $559,055) ($ Thousands)		562,715

ASSET-BACKED SECURITIES — 21.0%
Automotive — 8.8%

Ally Bank Auto Credit-Linked Notes, Ser 2024-A, Cl D
6.315%, 05/17/2032 (A)	1,072	1,081
AmeriCredit Automobile Receivables Trust, Ser 2021-1, Cl D
1.210%, 12/18/2026	1,171	1,169
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl C
5.320%, 04/18/2028	3,000	3,018
ARI Fleet Lease Trust, Ser 2023-B, Cl A3
5.890%, 07/15/2032 (A)	2,424	2,469
AutoNation Finance Trust, Ser 2025-1A, Cl A3
4.620%, 11/13/2029 (A)	2,430	2,438
Avis Budget Rental Car Funding AESOP LLC, Ser 2021-2A, Cl A
1.660%, 02/20/2028 (A)	4,478	4,286
Avis Budget Rental Car Funding AESOP LLC, Ser 2022-1A, Cl A
3.830%, 08/21/2028 (A)	19,080	18,791
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-5A, Cl A
5.780%, 04/20/2028 (A)	5,735	5,839
CarMax Auto Owner Trust, Ser 2023-2, Cl B
5.180%, 11/15/2028	1,000	1,009
CarMax Auto Owner Trust, Ser 2024-1, Cl B
5.170%, 08/15/2029	4,120	4,158
CarMax Auto Owner Trust, Ser 2024-2, Cl A3
5.500%, 01/16/2029	3,700	3,749
CarMax Auto Owner Trust, Ser 2024-3, Cl A3
4.890%, 07/16/2029	11,420	11,501
CarMax Auto Owner Trust, Ser 2024-A, Cl B
5.350%, 01/15/2030	11,025	11,163

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carmax Auto Owner Trust, Ser 2025-1, Cl A3
4.840%, 01/15/2030	$4,065	$4,101
Credit Acceptance Auto Loan Trust, Ser 2025-1A, Cl A
5.020%, 03/15/2035 (A)	8,650	8,702
Drive Auto Receivables Trust, Ser 2021-2, Cl D
1.390%, 03/15/2029	1,205	1,195
DT Auto Owner Trust, Ser 2021-4A, Cl D
1.990%, 09/15/2027 (A)	1,311	1,289
Enterprise Fleet Financing LLC, Ser 2024-4, Cl A3
4.560%, 11/20/2028 (A)	9,420	9,437
Exeter Automobile Receivables Trust, Ser 2022-6A, Cl C
6.320%, 05/15/2028	1,859	1,868
Flagship Credit Auto Trust, Ser 2020-3, Cl D
2.500%, 09/15/2026 (A)	1,195	1,189
Ford Credit Floorplan Master Owner Trust A, Ser 2024-1, Cl A1
5.290%, 04/15/2029 (A)	4,310	4,373
GLS Auto Receivables Issuer Trust, Ser 2021-3A, Cl D
1.480%, 07/15/2027 (A)	2,220	2,187
Huntington Bank Auto Credit-Linked Notes Series, Ser 2024-2, Cl B1
5.442%, 10/20/2032 (A)	1,360	1,368
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A4
5.310%, 08/15/2029	194	197
LAD Auto Receivables Trust, Ser 2023-2A, Cl C
5.580%, 09/15/2028 (A)	2,180	2,199
LAD Auto Receivables Trust, Ser 2024-3A, Cl A3
4.520%, 03/15/2029 (A)	2,500	2,500
Navistar Financial Dealer Note Master Owner Trust, Ser 2024-1, Cl B
5.790%, 04/25/2029 (A)	1,895	1,908
NextGear Floorplan Master Owner Trust, Ser 2024-1A, Cl A2
5.120%, 03/15/2029 (A)	14,550	14,703
NextGear Floorplan Master Owner Trust, Ser 2024-2A, Cl B
4.870%, 09/15/2029 (A)	4,400	4,364
Nissan Auto Lease Trust, Ser 2025-A, Cl B
5.030%, 02/15/2029	3,935	3,962
Nissan Auto Lease Trust, Ser 2025-A, Cl C
5.110%, 06/15/2029	3,935	3,963
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl C
5.000%, 11/15/2029	3,185	3,194

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SFS Auto Receivables Securitization Trust, Ser 2024-3A, Cl A3
4.550%, 06/20/2030 (A)	$12,900	$12,917
Toyota Auto Loan Extended Note Trust, Ser 2022-1A, Cl A
3.820%, 04/25/2035 (A)	8,360	8,261
US Bank, Ser 2023-1, Cl B
6.789%, 08/25/2032 (A)	758	767
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl B
5.410%, 01/18/2028 (A)	2,940	2,943
Westlake Automobile Receivables Trust, Ser 2025-P1, Cl A3
4.580%, 06/15/2029 (A)	2,920	2,925
Westlake Automobile Receivables Trust, Ser 2025-P1, Cl A4
4.660%, 04/15/2030 (A)	2,670	2,681
		173,864

Credit Cards — 1.9%

BA Credit Card Trust, Ser 2023-A2, Cl A2
4.980%, 11/15/2028	5,389	5,439
BA Credit Card Trust, Ser 2024-A1, Cl A
4.930%, 05/15/2029	9,175	9,291
Capital One Multi-Asset Execution Trust, Ser 2024-A1, Cl A
3.920%, 09/15/2029	4,500	4,471
Evergreen Credit Card Trust, Ser 2025-CRT5, Cl B
5.240%, 05/15/2029 (A)	4,900	4,932
Golden Credit Card Trust, Ser 2021-1A, Cl B
1.440%, 08/15/2028 (A)	12,209	11,687
Synchrony Card Funding LLC, Ser 2024-A1, Cl A
5.040%, 03/15/2030	1,920	1,943
		37,763

Mortgage Related Securities — 0.1%

Nationstar Home Equity Loan Trust, Ser 2007-B, Cl 2AV4
5.079%, TSFR1M + 0.754%, 04/25/2037 (B)	367	364
RCKT Mortgage Trust, Ser 2024-CES1, Cl A1A
6.025%, 02/25/2044 (A)(B)	1,604	1,610
		1,974

Other Asset-Backed Securities — 10.2%

AIMCO CLO Series, Ser 2025-AA, Cl XR2
5.170%, TSFR3M + 0.900%, 01/20/2038 (A)(B)	2,850	2,850
Aligned Data Centers Issuer LLC, Ser 2021-1A, Cl A2
1.937%, 08/15/2046 (A)	3,450	3,315

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser, Ser 2005-R7, Cl M4
5.354%, TSFR1M + 1.029%, 09/25/2035 (B)	$2,790	$2,701
Ameriquest Mortgage Securities Asset-Backed Pass-Through, Ser 2005-R9, Cl M1
5.144%, TSFR1M + 0.819%, 11/25/2035 (B)	546	538
AMMC CLO 15, Ser 2021-15A, Cl AR3
5.638%, TSFR3M + 1.382%, 01/15/2032 (A)(B)	56	56
AMSR 2020-SFR2 Trust, Ser 2020-SFR2, Cl G
4.000%, 07/17/2037 (A)	3,013	3,001
Apidos CLO XII, Ser 2024-12A, Cl ARR
5.336%, TSFR3M + 1.080%, 04/15/2031 (A)(B)	2,188	2,187
Apidos CLO XXII, Ser 2020-22A, Cl A1R
5.591%, TSFR3M + 1.322%, 04/20/2031 (A)(B)	580	580
Apidos CLO XXXII, Ser 2024-32A, Cl A1R
5.370%, TSFR3M + 1.100%, 01/20/2033 (A)(B)	1,493	1,493
Bain Capital Credit CLO, Ser 2024-6A, Cl A1R
5.360%, TSFR3M + 1.090%, 10/21/2034 (A)(B)	3,400	3,396
Barings CLO, Ser 2024-4A, Cl A1R
5.406%, TSFR3M + 1.150%, 10/15/2030 (A)(B)	2,629	2,629
Bear Stearns Asset Backed Securities Trust, Ser 2006-HE9, Cl 1A2
4.739%, TSFR1M + 0.414%, 11/25/2036 (B)	1,748	1,727
Carbone CLO, Ser 2017-1A, Cl A1
5.671%, TSFR3M + 1.402%, 01/20/2031 (A)(B)	763	763
Cedar Funding VII CLO, Ser 2024-7A, Cl AR
5.350%, TSFR3M + 1.080%, 01/20/2031 (A)(B)	2,090	2,090
Citigroup Mortgage Loan Trust, Ser 2006-AMC1, Cl A1
4.729%, TSFR1M + 0.404%, 09/25/2036 (A)(B)	1,191	1,152
CLI Funding VI LLC, Ser 2020-3A, Cl A
2.070%, 10/18/2045 (A)	3,245	3,000
DataBank Issuer, Ser 2021-1A, Cl A2
2.060%, 02/27/2051 (A)	1,027	1,001
DLLAA LLC, Ser 2025-1A, Cl A3
4.950%, 09/20/2029 (A)	6,300	6,369
Domino's Pizza Master Issuer LLC, Ser 2015-1A, Cl A2II
4.474%, 10/25/2045 (A)	3,478	3,467

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Domino's Pizza Master Issuer LLC, Ser 2018-1A, Cl A2II
4.328%, 07/25/2048 (A)	$1,422	$1,404
Dryden CLO, Ser 2024-72A, Cl ARR
5.426%, TSFR3M + 1.100%, 05/15/2032 (A)(B)	2,546	2,545
Dryden Senior Loan Fund, Ser 2018-41A, Cl BR
5.818%, TSFR3M + 1.562%, 04/15/2031 (A)(B)	1,000	1,001
FirstKey Homes Trust, Ser 2020-SFR1, Cl G
4.781%, 08/17/2037 (A)	1,410	1,402
FirstKey Homes Trust, Ser 2022-SFR2, Cl A
4.250%, 07/17/2039 (A)	9,155	9,046
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
5.099%, TSFR1M + 0.774%, 01/25/2036 (B)	1,529	1,474
Galaxy XXII CLO, Ser 2024-22A, Cl ARRR
5.501%, TSFR3M + 1.240%, 04/16/2034 (A)(B)	1,500	1,500
GCI Funding I LLC, Ser 2021-1, Cl A
2.380%, 06/18/2046 (A)	1,459	1,331
Goldentree Loan Management US CLO, Ser 2024-11A, Cl AR
5.350%, TSFR3M + 1.080%, 10/20/2034 (A)(B)	1,700	1,698
Greenwood Park CLO Ltd., Ser 2018-1A, Cl A2
5.528%, TSFR3M + 1.272%, 04/15/2031 (A)(B)	480	480
GSAA Home Equity Trust, Ser 2005-6, Cl M1
5.084%, TSFR1M + 0.759%, 06/25/2035 (B)	14	14
GSAA Home Equity Trust, Ser 2007-8, Cl A3
5.339%, TSFR1M + 1.014%, 08/25/2037 (B)	135	133
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (A)	906	880
Home Partners of America Trust, Ser 2021-2, Cl B
2.302%, 12/17/2026 (A)	864	826
HSI Asset Securitization Trust, Ser 2006-OPT2, Cl M2
5.024%, TSFR1M + 0.699%, 01/25/2036 (B)	158	157
Jersey Mike's Funding LLC, Ser 2019-1A, Cl A2
4.433%, 02/15/2050 (A)	988	978
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH4, Cl M1
4.669%, TSFR1M + 0.344%, 05/25/2037 (B)	2,921	2,857

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
LCM XXIV, Ser 2021-24A, Cl AR
5.511%, TSFR3M + 1.242%, 03/20/2030 (A)(B)	$368	$368
Morgan Stanley ABS Capital I Trust, Ser 2006-NC3, Cl A2D
4.979%, TSFR1M + 0.654%, 03/25/2036 (B)	421	412
Morgan Stanley ABS Capital I Trust, Ser 2007-HE7, Cl A2B
5.439%, TSFR1M + 1.114%, 07/25/2037 (B)	285	283
MVW LLC, Ser 2021-1WA, Cl A
1.140%, 01/22/2041 (A)	1,087	1,037
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (A)	1,906	1,788
Navient Private Education Refi Loan Trust, Ser 2020-FA, Cl A
1.220%, 07/15/2069 (A)	3,242	3,007
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (A)	1,230	1,135
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (A)	1,142	1,069
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (A)	2,416	2,189
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (A)	6,279	5,677
New Century Home Equity Loan Trust, Ser 2006-1, Cl A2B
4.799%, TSFR1M + 0.474%, 05/25/2036 (B)	1,249	1,249
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl 1A1
4.629%, TSFR1M + 0.304%, 04/25/2037 (B)	1,132	1,093
Octagon Investment Partners 51, Ser 2025-1A, Cl AR
5.260%, TSFR3M + 0.990%, 07/20/2034 (A)(B)	2,000	1,994
Octagon Investment Partners XXI, Ser 2025-1A, Cl A2R4
5.458%, TSFR3M + 1.150%, 02/14/2031 (A)(B)	2,400	2,389
Ownit Mortgage Loan Trust Series, Ser 2006-3, Cl A2D
4.979%, TSFR1M + 0.654%, 03/25/2037 (B)	1,536	1,481

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Palmer Square Loan Funding, Ser 2024-3A, Cl A1BR
5.656%, TSFR3M + 1.400%, 04/15/2031 (A)(B)	$3,400	$3,396
People's Choice Home Loan Securities Trust, Ser 2005-4, Cl 1A3
5.119%, TSFR1M + 0.794%, 12/25/2035 (B)	255	252
PFS Financing, Ser 2024-B, Cl A
4.950%, 02/15/2029 (A)	750	755
PK ALIFT Loan Funding 4, Ser 2024-2, Cl A
5.052%, 10/15/2039 (A)	1,600	1,588
Progress Residential Trust, Ser 2022-SFR2, Cl A
2.950%, 04/17/2027 (A)	1,702	1,649
Regatta XIII Funding, Ser 2024-2A, Cl A1R
5.356%, TSFR3M + 1.100%, 07/15/2031 (A)(B)	1,641	1,641
Rockford Tower CLO, Ser 2018-2A, Cl A
5.691%, TSFR3M + 1.422%, 10/20/2031 (A)(B)	1,136	1,137
Rockford Tower CLO, Ser 2019-2A, Cl AR2
5.452%, TSFR3M + 1.130%, 08/20/2032 (A)(B)	2,849	2,851
Sabey Data Center Issuer LLC, Ser 2021-1, Cl A2
1.881%, 06/20/2046 (A)	1,682	1,616
Saxon Asset Securities Trust, Ser 2006-3, Cl A3
4.779%, TSFR1M + 0.454%, 10/25/2046 (B)	650	637
SLM Student Loan Trust, Ser 2012-2, Cl A
5.137%, SOFR30A + 0.814%, 01/25/2029 (B)	516	505
SLM Student Loan Trust, Ser 2013-2, Cl A
4.887%, SOFR30A + 0.564%, 06/25/2043 (B)	632	614
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (A)	390	363
SoFi Professional Loan Program Trust, Ser 2020-A, Cl A2FX
2.540%, 05/15/2046 (A)	1,605	1,538
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (A)	1,158	1,002
Tesla Sustainable Energy Trust, Ser 2024-1A, Cl A2
5.080%, 06/21/2050 (A)	9,790	9,793
Textainer Marine Containers VIII, Ser 2020-2A, Cl A
2.100%, 09/20/2045 (A)	1,386	1,285

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
TIAA CLO IV, Ser 2024-1A, Cl A1AR
5.410%, TSFR3M + 1.140%, 01/20/2032 (A)(B)	$2,161	$2,161
T-Mobile US Trust, Ser 2024-2A, Cl A
4.250%, 05/21/2029 (A)	12,280	12,256
Tricon American Homes, Ser 2020-SFR1, Cl F
4.882%, 07/17/2038 (A)	2,100	2,082
Trinity Rail Leasing LLC, Ser 2020-2A, Cl A1
1.830%, 11/19/2050 (A)	1,447	1,385
TRTX Issuer, Ser 2025-FL6, Cl A
5.864%, TSFR1M + 1.537%, 09/18/2042 (A)(B)	1,850	1,847
Vantage Data Centers Issuer LLC, Ser 2020-1A, Cl A2
1.645%, 09/15/2045 (A)	3,317	3,283
Verizon Master Trust Series, Ser 2024-4, Cl B
5.400%, 06/20/2029	3,200	3,212
Verizon Master Trust Series, Ser 2024-4, Cl C
5.600%, 06/20/2029	3,585	3,597
Verizon Master Trust, Ser 2023-4, Cl A1A
5.160%, 06/20/2029	9,780	9,851
Verizon Master Trust, Ser 2024-3, Cl A1A
5.340%, 04/22/2030	8,675	8,834
Verizon Master Trust, Ser 2024-6, Cl C
4.670%, 08/20/2030	19,539	19,418
Verizon Master Trust, Ser 2025-1, Cl B
4.940%, 01/21/2031	4,660	4,676
Voya CLO, Ser 2021-2A, Cl A1R
5.498%, TSFR3M + 1.242%, 06/07/2030 (A)(B)	247	247
Voya CLO, Ser 2024-2A, Cl AR
5.470%, TSFR3M + 1.200%, 07/20/2032 (A)(B)	1,807	1,808
		200,491

Total Asset-Backed Securities
(Cost $412,536) ($ Thousands)		414,092

MORTGAGE-BACKED SECURITIES — 19.7%
Agency Mortgage-Backed Obligations — 10.3%
Connecticut Avenue Securities Trust, Ser 2022-R08, Cl 1M1
6.872%, SOFR30A + 2.550%, 07/25/2042(A)(B)	1,147	1,173
Connecticut Avenue Securities Trust, Ser 2023-R08, Cl 1M1
5.822%, SOFR30A + 1.500%, 10/25/2043(A)(B)	1,616	1,622

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2024-R04, Cl 1M1
5.422%, SOFR30A + 1.100%, 05/25/2044(A)(B)	$819	$819
FHLMC
6.485%, RFUCCT1Y + 1.468%, 03/01/2037(B)	4	4
3.500%, 02/01/2034 to 05/01/2035	1,659	1,615
2.500%, 09/01/2030 to 11/01/2031	3,050	2,917
FHLMC Multifamily Structured Pass Through Certificates, Ser K062, Cl A2
3.413%, 12/25/2026	2,700	2,660
FHLMC Multifamily Structured Pass Through Certificates, Ser K089, Cl A1
3.344%, 10/25/2028	620	608
FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Cl A2
1.760%, 03/25/2028	2,164	2,030
FHLMC Multifamily Structured Pass Through Certificates, Ser KF37, Cl A
4.825%, SOFR30A + 0.474%, 09/25/2027(B)	57	57
FHLMC Multifamily Structured Pass Through Certificates, Ser KF40, Cl A
4.805%, SOFR30A + 0.454%, 11/25/2027(B)	39	39
FHLMC Multifamily Structured Pass Through Certificates, Ser KF43, Cl A
4.705%, SOFR30A + 0.354%, 01/25/2028(B)	336	334
FHLMC Multifamily Structured Pass Through Certificates, Ser KF68, Cl A
4.955%, SOFR30A + 0.604%, 07/25/2026(B)	332	332
FHLMC Multifamily Structured Pass Through Certificates, Ser KF86, Cl AL
4.755%, SOFR30A + 0.404%, 08/25/2027(B)	315	314
FHLMC Multifamily Structured Pass Through Certificates, Ser KJ34, Cl A1
0.681%, 06/25/2026	28	28
FHLMC Multifamily Structured Pass Through Certificates, Ser KJ37, Cl A1
1.679%, 12/25/2027	1,397	1,327
FHLMC Multifamily Structured Pass Through Certificates, Ser Q004, Cl AFL
5.139%, 12MTA + 0.740%, 05/25/2044(B)	300	300
FHLMC REMIC CMO, Ser 2005-2922, Cl FE
4.697%, SOFR30A + 0.364%, 02/15/2035(B)	290	287
FHLMC REMIC CMO, Ser 2005-2990, Cl LK
4.817%, SOFR30A + 0.484%, 10/15/2034(B)	298	297

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2006-3102, Cl FB
4.747%, SOFR30A + 0.414%, 01/15/2036(B)	$59	$59
FHLMC REMIC CMO, Ser 2006-3136, Cl KF
4.747%, SOFR30A + 0.414%, 04/15/2036(B)	108	107
FHLMC REMIC CMO, Ser 2009-3616, Cl FG
5.097%, SOFR30A + 0.764%, 03/15/2032(B)	145	145
FHLMC REMIC CMO, Ser 2010-3762, Cl FP
4.897%, SOFR30A + 0.564%, 03/15/2040(B)	4	4
FHLMC REMIC CMO, Ser 2012-4094, Cl BF
4.847%, SOFR30A + 0.514%, 08/15/2032(B)	225	225
FHLMC REMIC CMO, Ser 2012-4102, Cl LF
4.697%, SOFR30A + 0.364%, 01/15/2040(B)	6	6
FNMA
3.500%, 09/01/2034	1,276	1,228
3.000%, 10/01/2030 to 02/01/2035	1,982	1,924
2.500%, 02/01/2031 to 06/01/2032	1,659	1,591
2.000%, 04/01/2031	523	497
1.500%, 10/01/2035	895	788
FNMA CMO, Ser 2024-49, Cl FC
5.622%, SOFR30A + 1.300%, 07/25/2054(B)	5,356	5,332
FNMA CMO, Ser 2024-73, Cl FB
5.522%, SOFR30A + 1.200%, 10/25/2054(B)	8,480	8,399
FNMA REMIC CMO, Ser 2005-83, Cl FP
4.767%, SOFR30A + 0.444%, 10/25/2035(B)	364	361
FNMA REMIC CMO, Ser 2006-31, Cl FP
4.737%, SOFR30A + 0.414%, 05/25/2036(B)	63	62
FNMA REMIC CMO, Ser 2006-56, Cl FE
4.867%, SOFR30A + 0.544%, 07/25/2036(B)	310	307
FNMA REMIC CMO, Ser 2007-98, Cl FD
4.887%, SOFR30A + 0.564%, 06/25/2037(B)	183	182
FNMA REMIC CMO, Ser 2008-24, Cl PF
5.087%, SOFR30A + 0.764%, 02/25/2038(B)	5	5
FNMA REMIC CMO, Ser 2010-43, Cl VF
4.987%, SOFR30A + 0.664%, 05/25/2040(B)	242	241
FNMA REMIC CMO, Ser 2012-111, Cl NF
4.787%, SOFR30A + 0.464%, 05/25/2042(B)	358	353
FNMA REMIC CMO, Ser 2012-54, Cl CF
5.137%, SOFR30A + 0.814%, 05/25/2042(B)	125	124

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2016-48, Cl UF
4.837%, SOFR30A + 0.514%, 08/25/2046(B)	$130	$129
FNMA REMIC CMO, Ser 2019-79, Cl FA
4.937%, SOFR30A + 0.614%, 01/25/2050(B)	363	352
FNMA REMIC CMO, Ser 2020-10, Cl FA
4.937%, SOFR30A + 0.614%, 03/25/2050(B)	964	930
FNMA TBA
5.000%, 06/01/2038	10,175	9,848
FRESB Mortgage Trust, Ser 2018-SB50, Cl A10F
3.326%, 04/25/2028(B)	723	699
FRESB Mortgage Trust, Ser 2018-SB52, Cl A10F
3.455%, 06/25/2028(B)	4,607	4,468
FRESB Mortgage Trust, Ser 2018-SB53, Cl A10F
3.613%, 06/25/2028(B)	3,582	3,508
FRESB Mortgage Trust, Ser 2018-SB54, Cl A10F
3.520%, 05/25/2028(B)	1,140	1,114
FRESB Mortgage Trust, Ser 2019-SB59, Cl A10F
3.470%, 01/25/2029(B)	409	397
GNMA
4.500%, 10/20/2054	3,173	2,995
GNMA CMO, Ser 2007-1, Cl F
4.739%, TSFR1M + 0.414%, 01/20/2037(B)	273	272
GNMA CMO, Ser 2011-151, Cl BF
4.789%, TSFR1M + 0.464%, 04/20/2041(B)	233	229
GNMA CMO, Ser 2012-77, Cl FM
5.113%, TSFR1M + 0.784%, 11/16/2039(B)	225	225
GNMA CMO, Ser 2013-5, Cl JE
2.000%, 07/20/2042	1,399	1,273
GNMA CMO, Ser 2023-113, Cl FD
5.678%, SOFR30A + 1.350%, 08/20/2053(B)	2,241	2,249
GNMA CMO, Ser 2024-148, Cl AF
5.508%, SOFR30A + 1.180%, 09/20/2054(B)	8,707	8,670
GNMA CMO, Ser 2024-30, Cl CF
5.578%, SOFR30A + 1.250%, 02/20/2054(B)	2,253	2,249
GNMA TBA
5.500%, 06/15/2055	5,800	5,758
5.000%, 06/15/2040	8,925	8,657
4.500%, 06/01/2039	6,975	6,580
4.000%, 06/15/2055	4,900	4,486

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2008-92, Cl E
5.556%, 03/16/2044(B)	$130	$129
GNMA, Ser 2012-23, Cl D
3.488%, 07/16/2049(B)	304	293
GNMA, Ser 2014-157, Cl C
3.150%, 10/16/2054(B)	988	954
GNMA, Ser 2015-109, Cl B
3.313%, 10/16/2041(B)	246	245
GNMA, Ser 82737
4.625%, H15T1Y + 1.500%, 02/20/2041(B)	54	55
UMBS TBA
5.500%, 06/15/2055	5,225	5,172
5.000%, 06/15/2040	20,875	20,884
4.500%, 06/15/2040 to 06/15/2055	32,675	31,687
4.000%, 06/15/2040 to 06/15/2055	24,200	22,925
3.500%, 06/15/2040 to 06/15/2055	18,075	16,781

		202,916
Non-Agency Mortgage-Backed Obligations — 9.4%
280 Park Avenue Mortgage Trust, Ser 280P, Cl A
5.518%, TSFR1M + 1.180%, 09/15/2034(A)(B)	1,400	1,383
Arbor Multifamily Mortgage Securities Trust, Ser 2021-MF2, Cl A2
2.023%, 06/15/2054(A)	1,007	974
Banc of America Funding Trust, Ser 2014-R6, Cl 2A13
4.701%, 07/26/2036(A)(B)	1,409	1,408
BANK, Ser 2018-BN14, Cl ASB
4.185%, 09/15/2060	304	302
BANK, Ser 2018-BN14, Cl A2
4.128%, 09/15/2060	298	294
BANK, Ser 2019-BN21, Cl ASB
2.808%, 10/17/2052	2,275	2,196
BANK, Ser BN22, Cl ASB
2.897%, 11/15/2062	1,474	1,425
BANK, Ser BN24, Cl ASB
2.929%, 11/15/2062	1,963	1,892
BBCMS Mortgage Trust, Ser C8, Cl ASB
1.867%, 10/15/2053	820	765
Benchmark Mortgage Trust, Ser 2018-B5, Cl A2
4.077%, 07/15/2051	1,142	1,098
Benchmark Mortgage Trust, Ser 2019-B9, Cl AAB
3.933%, 03/15/2052	1,275	1,259
Benchmark Mortgage Trust, Ser 2020-B17, Cl A2
2.211%, 03/15/2053	5,175	4,791
Benchmark Mortgage Trust, Ser B14, Cl ASB
2.957%, 12/15/2062	3,401	3,294

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust, Ser B15, Cl AAB
2.859%, 12/15/2072	$2,003	$1,933
Benchmark Mortgage Trust, Ser B15, Cl A2
2.914%, 12/15/2072	798	754
BHMS, Ser 2018-ATLS, Cl C
6.526%, TSFR1M + 2.197%, 07/15/2035(A)(B)	3,690	3,685
BOCA Commercial Mortgage Trust, Ser 2024-BOCA, Cl A
6.249%, TSFR1M + 1.921%, 08/15/2041(A)(B)	270	270
BPR Trust, Ser 2022-OANA, Cl A
6.227%, TSFR1M + 1.898%, 04/15/2037(A)(B)	2,755	2,754
BX Commercial Mortgage Trust, Ser 2021-21M, Cl A
5.174%, TSFR1M + 0.844%, 10/15/2036(A)(B)	343	342
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
5.096%, TSFR1M + 0.767%, 05/15/2038(A)(B)	274	274
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl A
5.132%, TSFR1M + 0.803%, 10/15/2038(A)(B)	794	794
BX Trust, Ser 2021-MFM1, Cl A
5.144%, TSFR1M + 0.814%, 01/15/2034(A)(B)	926	925
BXP Trust, Ser 2017-CC, Cl D
3.552%, 08/13/2037(A)(B)	710	601
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl A
5.696%, TSFR1M + 1.367%, 12/15/2037(A)(B)	815	814
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl B
5.876%, TSFR1M + 1.547%, 12/15/2037(A)(B)	2,000	1,999
CD Mortgage Trust, Ser 2018-CD7, Cl ASB
4.213%, 08/15/2051	255	253
Chase Home Lending Mortgage Trust, Ser 2024-10, Cl A4A
5.500%, 10/25/2055(A)(B)	2,437	2,426
CIM Trust, Ser 2022-I1, Cl A1
4.350%, 02/25/2067(A)(B)	745	737
Citigroup Commercial Mortgage Trust, Ser 2021-PRM2, Cl A
5.394%, TSFR1M + 1.064%, 10/15/2038(A)(B)	1,782	1,770
Citigroup Commercial Mortgage Trust, Ser B2, Cl AAB
3.962%, 03/10/2051	385	382

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser GC41, Cl AAB
2.720%, 08/10/2056	$1,912	$1,846
COMM Mortgage Trust, Ser 2015-DC1, Cl AM
3.724%, 02/10/2048	681	673
COMM Mortgage Trust, Ser 2016-787S, Cl A
3.545%, 02/10/2036(A)	1,720	1,693
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
6.222%, SOFR30A + 1.900%, 12/25/2041(A)(B)	2,125	2,144
Cross Mortgage Trust, Ser 2023-H2, Cl A1A
7.135%, 11/25/2068(A)(C)	1,340	1,358
Cross Mortgage Trust, Ser 2024-H6, Cl A1
5.129%, 09/25/2069(A)(B)	1,819	1,808
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A4
3.718%, 08/15/2048	1,118	1,112
CSAIL Commercial Mortgage Trust, Ser 2016-C5, Cl ASB
3.533%, 11/15/2048	1	1
CSAIL Commercial Mortgage Trust, Ser 2019-C17, Cl ASB
2.957%, 09/15/2052	1,995	1,943
CSMC Series, Ser 2014-6R, Cl 15A2
7.206%, TSFR1M + 0.264%, 11/27/2036(A)(B)	365	357
CSMC Series, Ser 2015-6R, Cl 2A1
3.832%, TSFR1M + 0.314%, 11/27/2046(A)(B)	368	367
DBGS Mortgage Trust, Ser 2018-C1, Cl ASB
4.302%, 10/15/2051	271	270
ELM Trust, Ser 2024-ELM, Cl B15
5.995%, 06/10/2039(A)(B)	400	403
ELM Trust, Ser 2024-ELM, Cl A10
5.801%, 06/10/2039(A)(B)	500	505
ELM Trust, Ser 2024-ELM, Cl A15
5.801%, 06/10/2039(A)(B)	6,650	6,718
Extended Stay America Trust, Ser 2021-ESH, Cl A
5.524%, TSFR1M + 1.194%, 07/15/2038(A)(B)	944	944
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
5.622%, SOFR30A + 1.300%, 02/25/2042(A)(B)	388	388
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
4.599%, TSFR1M + 0.274%, 11/25/2036(B)	301	301
First Franklin Mortgage Loan Trust, Ser 2006-FF18, Cl A1
4.659%, TSFR1M + 0.334%, 12/25/2037(B)	1,323	1,271

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
First Franklin Mortgage Loan Trust, Ser 2006-FF9, Cl 1A
4.689%, TSFR1M + 0.364%, 06/25/2036(B)	$238	$238
FS Trust, Ser 2024-HULA, Cl A
6.140%, TSFR1M + 1.811%, 08/15/2039(A)(B)	1,450	1,449
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(A)	464	452
GWT, Ser 2024-WLF2, Cl A
6.020%, TSFR1M + 1.691%, 05/15/2041(A)(B)	1,478	1,478
Hilton USA Trust, Ser 2016-HHV, Cl D
4.194%, 11/05/2038(A)(B)	2,430	2,370
Impac CMB Trust Series, Ser 2004-6, Cl 1A1
5.239%, TSFR1M + 0.914%, 10/25/2034(B)	257	255
Independence Plaza Trust, Ser 2018-INDP, Cl A
3.763%, 07/10/2035(A)	1,310	1,303
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser NINE, Cl B
2.854%, 09/06/2038(A)(B)	1,925	1,856
JPMDB Commercial Mortgage Securities Trust, Ser COR6, Cl ASB
2.982%, 11/13/2052	1,001	965
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-NINE, Cl A
2.854%, 09/06/2038(A)(B)	1,334	1,295
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2021-MHC, Cl A
5.494%, TSFR1M + 1.164%, 04/15/2038(A)(B)	1,502	1,502
Merrill Lynch Mortgage Investors Trust, Ser 2004-A, Cl A1
4.899%, TSFR1M + 0.574%, 04/25/2029(B)	108	100
MF1, Ser 2020-FL4, Cl A
6.143%, TSFR1M + 1.814%, 12/15/2035(A)(B)	461	461
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.473%, 04/25/2066(A)(B)	259	253
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(A)(B)	1,739	1,687
Morgan Stanley Capital I Trust, Ser H7, Cl ASB
3.171%, 07/15/2052	3,768	3,656
Morgan Stanley Residential Mortgage Loan Trust, Ser 2025-1, Cl A4
5.500%, 03/25/2055(A)(B)	1,680	1,673

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
NRTH Mortgage Trust, Ser PARK, Cl A
5.970%, TSFR1M + 1.641%, 03/15/2039(A)(B)	$663	$664
NYC Trust, Ser 3ELV, Cl A
6.320%, TSFR1M + 1.991%, 08/15/2029(A)(B)	1,300	1,305
One New York Plaza Trust, Ser 2020-1NYP, Cl A
5.394%, TSFR1M + 1.064%, 01/15/2036(A)(B)	952	924
PRPM LLC, Ser 2024-RCF1, Cl A1
4.000%, 01/25/2054(A)(C)	2,483	2,427
PRPM LLC, Ser 2025-RCF1, Cl A1
4.500%, 02/25/2055(A)(C)	8,614	8,458
RCKT Mortgage Trust, Ser 2023-CES1, Cl A1A
6.515%, 06/25/2043(A)(B)	338	339
RCKT Mortgage Trust, Ser 2024-CES5, Cl A1A
5.846%, 08/25/2044(A)(C)	8,420	8,485
RCKT Mortgage Trust, Ser 2024-CES7, Cl A1A
5.158%, 10/25/2044(A)(C)	12,037	11,978
RCKT Mortgage Trust, Ser 2024-CES8, Cl A1A
5.490%, 11/25/2044(A)(C)	11,772	11,786
RCKT Mortgage Trust, Ser 2025-CES1, Cl A1A
5.653%, 01/25/2045(A)(C)	13,392	13,473
RCKT Mortgage Trust, Ser 2025-CES2, Cl A1A
5.503%, 02/25/2055(A)(C)	12,799	12,836
SREIT Trust, Ser 2021-MFP, Cl B
5.523%, TSFR1M + 1.194%, 11/15/2038(A)(B)	1,258	1,254
Towd Point Mortgage Trust, Ser 2018-4, Cl A1
3.000%, 06/25/2058(A)(B)	1,408	1,326
Towd Point Mortgage Trust, Ser 2018-6, Cl A1
3.750%, 03/25/2058(A)(B)	847	818
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/2059(A)(B)	3,788	3,620
Towd Point Mortgage Trust, Ser 2019-HY2, Cl A1
5.439%, TSFR1M + 1.114%, 05/25/2058(A)(B)	854	874
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063(A)(B)	127	123
Towd Point Mortgage Trust, Ser 2020-4, Cl A1
1.750%, 10/25/2060(A)	896	809
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(A)(B)	1,554	1,441

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
UBS Commercial Mortgage Trust, Ser 2017-C2, Cl A3
3.225%, 08/15/2050	$5,206	$5,066
UBS Commercial Mortgage Trust, Ser 2018-C12, Cl A2
4.152%, 08/15/2051	167	166
Verus Securitization Trust, Ser 2023-4, Cl A1
5.811%, 05/25/2068(A)(C)	2,223	2,222
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
4.959%, TSFR1M + 0.634%, 11/25/2045(B)	745	712
WB Commercial Mortgage Trust, Ser 2024-HQ, Cl A
5.937%, 03/15/2040(A)(B)	1,600	1,604
Wells Fargo Commercial Mortgage Trust, Ser 2025-NXS4, Cl AS
3.973%, 12/15/2048	2,200	2,182
Wells Fargo Commercial Mortgage Trust, Ser C52, Cl ASB
2.833%, 08/15/2052	1,118	1,079
Wells Fargo Commercial Mortgage Trust, Ser C55, Cl ASB
2.651%, 02/15/2053	843	809
Wells Fargo Commercial Mortgage Trust, Ser C61, Cl A2
2.503%, 11/15/2054	811	782

		184,451
Total Mortgage-Backed Securities
(Cost $387,768) ($ Thousands)		387,367

MUNICIPAL BONDS — 1.9%
Florida — 0.2%
Broward County Florida Airport System Revenue, Ser C
2.504%, 10/01/2028	2,360	2,224
Miami-Dade County, Aviation Revenue, Ser B
2.854%, 10/01/2027	2,000	1,934
Miami-Dade County, Aviation Revenue, Ser B, RB
1.229%, 10/01/2025	370	366

		4,524

Massachusetts — 0.0%
Massachusetts State, Ser B, RB
4.110%, 07/15/2031	506	500

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey — 0.5%
New Jersey Transportation Trust Fund Authority, Ser BB, RB
4.608%, 06/15/2026	$9,010	$9,031

New York — 1.1%
New York City Transitional Finance Authority
4.754%, 11/01/2027	10,405	10,513
New York City Transitional Finance Authority Future Tax Secured Revenue, Ser B, RB
2.310%, 11/01/2026	820	798
New York City Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser D-2
5.000%, 11/01/2028	3,000	3,060
New York State Dormitory Authority, Ser B
4.150%, 03/15/2027	5,195	5,181
New York State, Urban Development, Ser B, RB
2.010%, 03/15/2030	1,800	1,614

		21,166

Pennsylvania — 0.1%
Philadelphia City Redevelopment Authority, Ser A
4.518%, 09/01/2027	1,250	1,255

Total Municipal Bonds
(Cost $36,411) ($ Thousands)		36,476

U.S. GOVERNMENT AGENCY OBLIGATION — 0.7%
FHLB
2.750%, 03/25/2027	14,360	14,031

Total U.S. Government Agency Obligation
(Cost $14,360) ($ Thousands)		14,031

SOVEREIGN DEBT — 0.5%

Israel Government International Bond
5.375%, 02/19/2030	415	418
Saudi Government International Bond
5.125%, 01/13/2028(A)	9,220	9,356

Total Sovereign Debt
(Cost $9,619) ($ Thousands)		9,774

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Limited Duration Bond Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 6.6%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	129,471,571	$129,472
Total Cash Equivalent
(Cost $129,472) ($ Thousands)		129,472

PURCHASED SWAPTIONS — 0.0%
Total Purchased Swaptions
(Cost $110) ($ Thousands)		60

Total Investments in Securities — 111.1%
(Cost $2,179,418) ($ Thousands)		$2,185,458

A list of open over the counter swaptions contracts for the Fund at May 31, 2025, is as follows:
Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.0%
Put Swaptions
Swaptions	Goldman Sachs	$16,370,000	$4.09	12/20/2025	$29
Swaptions	Goldman Sachs	6,905,000	4.23	12/20/2025	31

Total Purchased Swaptions		$23,275,000			$60

A list of the open futures contracts held by the Fund at May 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	403	Sep-2025	$83,497	$83,597	$100
U.S. 5-Year Treasury Note	53	Sep-2025	5,736	5,734	(2)
			89,233	89,331	98
Short Contracts
U.S. Ultra Long Treasury Bond	(87)	Sep-2025	$(10,016)	$(10,098)	$(82)
Ultra 10-Year U.S. Treasury Note	(251)	Sep-2025	(27,866)	(28,249)	(383)
			(37,882)	(38,347)	(465)
			$51,351	$50,984	$(367)

Percentages are based on Net Assets of $1,967,138 ($ Thousands).
**	The rate reported is the 7-day effective yield as of May 31, 2025.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2025, the value of these securities amounted to $553,231 ($ Thousands), representing 28.1% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	631,471	–	631,471
Corporate Obligations	–	562,715	–	562,715
Asset-Backed Securities	–	414,092	–	414,092
Mortgage-Backed Securities	–	387,367	–	387,367
Municipal Bonds	–	36,476	–	36,476
U.S. Government Agency Obligation	–	14,031	–	14,031
Sovereign Debt	–	9,774	–	9,774
Cash Equivalent	129,472	–	–	129,472
Purchased Swaptions	–	60	–	60
Total Investments in Securities	129,472	2,055,986	–	2,185,458

SEI Institutional Investments Trust

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	100	–	–	100
Unrealized Depreciation	(467)	–	–	(467)
Total Other Financial Instruments	(367)	–	–	(367)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$44,980	$3,655,314	$(3,570,822)	$—	$—	$129,472	$2,888	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Intermediate Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 87.8%
Communication Services — 4.0%
Alphabet
5.300%, 05/15/2065	$2,880	$2,758
5.250%, 05/15/2055	2,880	2,785
2.050%, 08/15/2050	1,356	737
America Movil
6.125%, 03/30/2040	940	955
AT&T
8.750%, 11/15/2031	1,150	1,349
6.800%, 05/15/2036	2,915	3,160
4.900%, 08/15/2037	3,040	2,868
Charter Communications Operating LLC / Charter Communications Operating Capital
6.100%, 06/01/2029	4,760	4,955
Comcast
6.450%, 03/15/2037	6,445	6,941
5.350%, 05/15/2053	6,745	6,107
4.550%, 01/15/2029	7,100	7,147
4.200%, 08/15/2034	14,987	13,931
3.999%, 11/01/2049	1,080	801
3.969%, 11/01/2047	3,443	2,582
3.300%, 02/01/2027	1,870	1,839
2.987%, 11/01/2063	4,549	2,504
2.937%, 11/01/2056	12,163	6,955
2.887%, 11/01/2051	4,985	2,958
2.650%, 02/01/2030	2,722	2,509
Cox Communications
1.800%, 10/01/2030 (A)	3,600	3,046
Discovery Communications LLC
5.000%, 09/20/2037	1	1
Meta Platforms
5.750%, 05/15/2063	1,205	1,191
5.600%, 05/15/2053	5,660	5,536
5.550%, 08/15/2064	2,475	2,368
5.400%, 08/15/2054	5,635	5,349
4.550%, 08/15/2031	9,200	9,230
4.450%, 08/15/2052	7,420	6,136
Paramount Global
6.875%, 04/30/2036	2,760	2,806
Rogers Communications
5.000%, 02/15/2029	6,563	6,611
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (A)	8,019	8,054
Time Warner Cable LLC
6.750%, 06/15/2039	3,105	3,142
6.550%, 05/01/2037	3,765	3,790
T-Mobile USA
4.500%, 04/15/2050	3,110	2,509
3.375%, 04/15/2029	10,370	9,890
Verizon Communications
7.750%, 12/01/2030	180	206

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.780%, 02/15/2035	$3,263	$3,140
1.680%, 10/30/2030	1,570	1,346
Walt Disney
3.500%, 05/13/2040	6,340	5,091
2.750%, 09/01/2049	4,533	2,783
2.000%, 09/01/2029	2,505	2,284
Warnermedia Holdings
5.141%, 03/15/2052	1,625	1,053
5.050%, 03/15/2042	3,985	2,867
4.279%, 03/15/2032	2,625	2,227

		164,497

Consumer Discretionary — 3.8%
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	2,613	2,531
Amazon.com
3.950%, 04/13/2052	8,393	6,489
3.875%, 08/22/2037	2,730	2,433
3.100%, 05/12/2051	9,120	6,040
1.650%, 05/12/2028	2,500	2,337
American Honda Finance MTN
5.125%, 07/07/2028	1,326	1,347
2.300%, 09/09/2026	3,200	3,110
BMW US Capital LLC
5.050%, 04/02/2026 (A)	10,125	10,174
2.550%, 04/01/2031 (A)	7,250	6,365
British Airways Pass-Through Trust, Ser 2020-1A
4.250%, 11/15/2032 (A)	2,831	2,671
Daimler Truck Finance North America LLC
5.125%, 09/25/2027 (A)	8,235	8,316
Ferguson Finance PLC
4.500%, 10/24/2028 (A)	1,717	1,708
3.250%, 06/02/2030 (A)	3,790	3,519
Ford Motor Credit LLC
6.054%, 11/05/2031	3,367	3,281
6.050%, 03/05/2031	433	424
General Motors Financial
5.950%, 04/04/2034	3,575	3,552
5.750%, 02/08/2031	2,315	2,341
5.350%, 07/15/2027	2,800	2,820
Home Depot
5.400%, 06/25/2064	630	589
5.300%, 06/25/2054	2,985	2,792
4.950%, 06/25/2034	7,230	7,233
4.500%, 12/06/2048	2,010	1,683
4.400%, 03/15/2045	3,217	2,703
4.250%, 04/01/2046	430	352
3.900%, 06/15/2047	1,505	1,154
3.350%, 04/15/2050	1,370	938
3.300%, 04/15/2040	950	742
3.250%, 04/15/2032	4,344	3,970

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.800%, 09/14/2027	$3,355	$3,257
2.750%, 09/15/2051	3,000	1,785
Hyundai Capital America
5.950%, 09/21/2026 (A)	7,610	7,706
5.450%, 06/24/2026 (A)	8,035	8,075
5.300%, 03/19/2027 (A)	7,710	7,762
4.550%, 09/26/2029 (A)	2,390	2,343
2.100%, 09/15/2028 (A)	5,610	5,127
Lowe's
1.700%, 09/15/2028	2,780	2,552
Massachusetts Institute of Technology
5.618%, 06/01/2055	1,860	1,855
O'Reilly Automotive
5.750%, 11/20/2026	4,535	4,612
Resorts World Las Vegas LLC / RWLV Capital
4.625%, 04/06/2031 (A)	2,465	1,990
Toyota Motor Credit
5.050%, 05/16/2029	7,710	7,869
4.600%, 10/10/2031	7,435	7,368
University of Southern California
5.250%, 10/01/2111	3,500	3,148

		157,063

Consumer Staples — 5.7%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	19,049	17,173
4.700%, 02/01/2036	14,641	14,073
Anheuser-Busch InBev Worldwide
8.000%, 11/15/2039	6,774	8,434
4.750%, 01/23/2029	5,220	5,293
4.439%, 10/06/2048	1,370	1,141
BAT Capital
4.390%, 08/15/2037	4,348	3,825
2.259%, 03/25/2028	5,240	4,927
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	1,342	1,449
7.507%, 01/10/2032 (A)	938	980
6.036%, 12/10/2028	1,299	1,314
4.163%, 08/11/2036 (A)	1,496	1,377
Diageo Capital PLC
5.375%, 10/05/2026	7,235	7,316
5.300%, 10/24/2027	3,786	3,866
Diageo Investment
5.625%, 04/15/2035	2,550	2,617
ERAC USA Finance LLC
5.000%, 02/15/2029 (A)	2,780	2,829
JBS USA Holding Lux SARL
6.750%, 03/15/2034	7,028	7,551
6.500%, 12/01/2052	2,840	2,878
6.375%, 02/25/2055 (A)	1,960	1,948
5.750%, 04/01/2033	1,237	1,253
5.125%, 02/01/2028	9,740	9,838

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.000%, 02/02/2029	$2,885	$2,714
2.500%, 01/15/2027	4,535	4,372
Kenvue
5.100%, 03/22/2043	845	799
Kroger
5.000%, 09/15/2034	2,555	2,488
Mars
5.800%, 05/01/2065 (A)	595	577
5.700%, 05/01/2055 (A)	9,350	9,070
5.200%, 03/01/2035 (A)	6,215	6,192
5.000%, 03/01/2032 (A)	7,300	7,324
4.800%, 03/01/2030 (A)	13,540	13,624
4.200%, 04/01/2059 (A)	1,620	1,217
3.200%, 04/01/2030 (A)	2,435	2,289
Nestle Holdings
3.500%, 09/24/2025 (A)	3,645	3,632
PepsiCo
5.250%, 07/17/2054	2,190	2,072
4.200%, 07/18/2052	1,730	1,378
3.375%, 07/29/2049	1,130	794
Philip Morris International
5.625%, 09/07/2033	2,915	3,013
5.125%, 11/17/2027	6,030	6,137
5.125%, 02/15/2030	2,955	3,018
5.125%, 02/13/2031	5,420	5,513
4.500%, 03/20/2042	2,830	2,437
4.375%, 11/01/2027	6,275	6,277
4.375%, 04/30/2030	7,415	7,325
3.875%, 08/21/2042	3,890	3,088
0.875%, 05/01/2026	3,360	3,253
RELX Capital
4.750%, 03/27/2030	2,586	2,607
Rentokil Terminix Funding LLC
5.000%, 04/28/2030 (A)	3,125	3,115
Reynolds American
8.125%, 05/01/2040	980	1,134
Target
5.000%, 04/15/2035	4,025	3,956
Triton Container International
2.050%, 04/15/2026 (A)	2,335	2,278
Walmart
4.900%, 04/28/2035	14,090	14,092
4.500%, 04/15/2053	4,346	3,737
4.350%, 04/28/2030	5,960	5,982

		235,586

Energy — 4.6%
BP Capital Markets America
3.937%, 09/21/2028	2,350	2,315
3.379%, 02/08/2061	1,681	1,047
3.001%, 03/17/2052	5,480	3,348
2.939%, 06/04/2051	555	338
2.772%, 11/10/2050	1,795	1,063

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BP Capital Markets PLC
3.723%, 11/28/2028	$10,659	$10,417
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/2027	2,120	2,136
2.742%, 12/31/2039	2,925	2,335
Chevron
2.236%, 05/11/2030	6,587	5,948
ConocoPhillips
5.650%, 01/15/2065	4,720	4,347
5.500%, 01/15/2055	3,090	2,849
5.000%, 01/15/2035	6,600	6,446
4.850%, 01/15/2032	4,279	4,267
4.700%, 01/15/2030	8,530	8,569
4.025%, 03/15/2062	4,165	2,890
Eastern Energy Gas Holdings LLC
5.800%, 01/15/2035	10,910	11,129
5.650%, 10/15/2054	3,469	3,198
Energy Transfer LP
6.050%, 12/01/2026	7,310	7,450
4.000%, 10/01/2027	3,820	3,770
Enterprise Products Operating LLC
4.850%, 01/31/2034	7,410	7,273
4.850%, 08/15/2042	3,585	3,178
4.850%, 03/15/2044	2,545	2,232
EOG Resources
5.650%, 12/01/2054	3,392	3,210
4.375%, 04/15/2030	2,045	2,024
Exxon Mobil
4.227%, 03/19/2040	925	810
4.114%, 03/01/2046	1,740	1,392
3.452%, 04/15/2051	5,610	3,869
3.095%, 08/16/2049	1,110	722
2.995%, 08/16/2039	2,830	2,167
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040 (A)	2,809	2,257
1.750%, 09/30/2027 (A)	1,778	1,710
Greensaif Pipelines Bidco SARL
6.103%, 08/23/2042 (A)	2,525	2,483
Harbour Energy
6.327%, 04/01/2035 (A)	2,620	2,525
Hess
6.000%, 01/15/2040	5,910	6,074
HF Sinclair
5.000%, 02/01/2028	4,830	4,807
Occidental Petroleum
6.050%, 10/01/2054	1,110	965
5.550%, 10/01/2034	2,980	2,817
Sabal Trail Transmission LLC
4.246%, 05/01/2028 (A)	3,665	3,594
Sabine Pass Liquefaction LLC
5.900%, 09/15/2037	2,900	2,962
Saudi Arabian Oil
6.375%, 06/02/2055 (A)	3,340	3,273

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Schlumberger Holdings
5.000%, 06/01/2034 (A)	$3,800	$3,685
Shell Finance US
4.550%, 08/12/2043	3,180	2,734
4.125%, 05/11/2035	4,275	3,970
4.000%, 05/10/2046	4,325	3,367
3.750%, 09/12/2046	4,700	3,520
2.375%, 11/07/2029	2,875	2,652
Shell International Finance BV
6.375%, 12/15/2038	1,625	1,763
2.500%, 09/12/2026	340	333
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	3,445	3,919
2.900%, 03/01/2030 (A)	4,099	3,741
Texas Eastern Transmission LP
3.500%, 01/15/2028 (A)	3,373	3,294
TotalEnergies Capital
5.638%, 04/05/2064	30	28
5.488%, 04/05/2054	10	9
5.425%, 09/10/2064	2,495	2,263
3.883%, 10/11/2028	5,330	5,279
TotalEnergies Capital International
3.127%, 05/29/2050	2,320	1,488
2.986%, 06/29/2041	270	193
Woodside Finance
5.400%, 05/19/2030	2,480	2,487

		188,931

Financials — 34.5%
AIA Group
3.600%, 04/09/2029 (A)	8,100	7,847
AIB Group
5.320%, SOFRRATE + 1.650%, 05/15/2031 (A)(B)	2,675	2,699
Aircastle Ltd / Aircastle Ireland DAC
5.750%, 10/01/2031 (A)	1,355	1,376
Ally Financial
6.184%, SOFRRATE + 2.290%, 07/26/2035 (B)	1,545	1,537
5.737%, SOFRINDX + 1.960%, 05/15/2029 (B)	1,625	1,641
American Express
6.489%, SOFRRATE + 1.940%, 10/30/2031 (B)	4,178	4,517
5.667%, SOFRRATE + 1.790%, 04/25/2036 (B)	1,835	1,874
5.284%, SOFRRATE + 1.420%, 07/26/2035 (B)	1,534	1,528
5.085%, SOFRINDX + 1.020%, 01/30/2031 (B)	3,952	4,012
ANZ New Zealand International
1.250%, 06/22/2026 (A)	6,065	5,872

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Aon North America
5.750%, 03/01/2054	$2,925	$2,793
Apollo Global Management
5.800%, 05/21/2054	4,285	4,102
Arthur J Gallagher
5.550%, 02/15/2055	2,610	2,420
ASB Bank
1.625%, 10/22/2026 (A)	4,925	4,743
Athene Global Funding
4.721%, 10/08/2029 (A)	6,075	5,995
2.950%, 11/12/2026 (A)	10,525	10,261
2.500%, 03/24/2028 (A)	5,135	4,825
Athene Global Funding MTN
4.860%, 08/27/2026 (A)	4,645	4,656
Atlas Warehouse Lending
6.050%, 01/15/2028 (A)	4,175	4,200
Avolon Holdings Funding
6.375%, 05/04/2028 (A)	3,450	3,571
5.750%, 03/01/2029 (A)	2,390	2,434
5.750%, 11/15/2029 (A)	3,500	3,560
Banco Santander
6.607%, 11/07/2028	5,715	6,069
5.439%, 07/15/2031	4,600	4,724
Bank of America
6.000%, 10/15/2036	485	503
5.872%, SOFRRATE + 1.840%, 09/15/2034 (B)	6,785	7,050
5.819%, SOFRRATE + 1.570%, 09/15/2029 (B)	5,460	5,657
5.744%, SOFRRATE + 1.697%, 02/12/2036 (B)	8,641	8,582
5.468%, SOFRRATE + 1.650%, 01/23/2035 (B)	11,230	11,347
5.288%, SOFRRATE + 1.910%, 04/25/2034 (B)	6,735	6,747
4.571%, SOFRRATE + 1.830%, 04/27/2033 (B)	14,305	13,875
3.419%, TSFR3M + 1.302%, 12/20/2028 (B)	7,915	7,680
3.311%, SOFRRATE + 1.580%, 04/22/2042 (B)	9,210	6,864
2.592%, SOFRRATE + 2.150%, 04/29/2031 (B)	6,300	5,684
2.572%, SOFRRATE + 1.210%, 10/20/2032 (B)	2,190	1,899
Bank of America MTN
5.425%, SOFRRATE + 1.913%, 08/15/2035 (B)	7,025	6,883
4.948%, SOFRRATE + 2.040%, 07/22/2028 (B)	4,045	4,070
4.376%, SOFRRATE + 1.580%, 04/27/2028 (B)	12,350	12,290
4.271%, TSFR3M + 1.572%, 07/23/2029 (B)	10,410	10,293

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.183%, 11/25/2027	$7,410	$7,346
4.083%, TSFR3M + 3.412%, 03/20/2051 (B)	2,091	1,615
3.974%, TSFR3M + 1.472%, 02/07/2030 (B)	5,080	4,954
3.705%, TSFR3M + 1.774%, 04/24/2028 (B)	11,305	11,114
2.972%, SOFRRATE + 1.330%, 02/04/2033 (B)	1,440	1,269
2.676%, SOFRRATE + 1.930%, 06/19/2041 (B)	32,433	22,615
Bank of New York Mellon MTN
5.834%, SOFRINDX + 2.074%, 10/25/2033 (B)	5,447	5,700
Bank of Nova Scotia
4.900%, H15T5Y + 4.551%(B)(C)	3,150	3,148
Barclays PLC
5.690%, SOFRRATE + 1.740%, 03/12/2030 (B)	1,436	1,472
5.086%, SOFRRATE + 0.960%, 02/25/2029 (B)	3,429	3,449
4.942%, SOFRRATE + 1.560%, 09/10/2030 (B)	2,970	2,965
Berkshire Hathaway Finance
3.850%, 03/15/2052	3,670	2,751
1.450%, 10/15/2030	4,000	3,473
BlackRock Funding
5.250%, 03/14/2054	5,155	4,823
Blackstone Holdings Finance LLC
6.200%, 04/22/2033 (A)	2,200	2,320
3.500%, 09/10/2049 (A)	2,250	1,515
3.150%, 10/02/2027 (A)	1,878	1,820
2.550%, 03/30/2032 (A)	2,000	1,703
Blackstone Secured Lending Fund
5.300%, 06/30/2030	4,770	4,686
Blue Owl Capital
6.200%, 07/15/2030	4,200	4,223
Blue Owl Technology Finance
6.100%, 03/15/2028 (A)	1,570	1,557
BNP Paribas
5.283%, SOFRRATE + 1.280%, 11/19/2030 (A)(B)	4,499	4,542
5.125%, H15T1Y + 1.450%, 01/13/2029 (A)(B)	4,455	4,501
Brighthouse Financial Global Funding MTN
5.550%, 04/09/2027 (A)	10,435	10,569
Brookfield Finance
5.968%, 03/04/2054	9,420	9,105
5.813%, 03/03/2055	1,565	1,483
2.724%, 04/15/2031	4,200	3,733
Cantor Fitzgerald LP
4.500%, 04/14/2027 (A)	2,335	2,307

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Capital One Financial
3.650%, 05/11/2027	$4,523	$4,450
Charles Schwab
5.853%, SOFRRATE + 2.500%, 05/19/2034 (B)	2,400	2,500
5.643%, SOFRRATE + 2.210%, 05/19/2029 (B)	8,928	9,243
Chubb INA Holdings LLC
6.700%, 05/15/2036	1,000	1,113
4.650%, 08/15/2029	3,595	3,631
4.350%, 11/03/2045	1,138	952
CI Financial
3.200%, 12/17/2030	8,525	7,437
Cincinnati Financial
6.920%, 05/15/2028	3,363	3,594
6.125%, 11/01/2034	2,882	3,037
Citadel Finance LLC
3.375%, 03/09/2026 (A)	3,615	3,561
Citadel LP
4.875%, 01/15/2027 (A)	3,620	3,596
Citibank
5.570%, 04/30/2034	8,510	8,714
4.914%, 05/29/2030	14,095	14,215
Citigroup
6.174%, SOFRRATE + 2.661%, 05/25/2034 (B)	5,191	5,319
5.612%, SOFRRATE + 1.746%, 03/04/2056 (B)	3,400	3,239
5.333%, SOFRRATE + 1.465%, 03/27/2036 (B)	1,884	1,858
5.174%, SOFRRATE + 1.364%, 02/13/2030 (B)	6,795	6,882
4.952%, SOFRRATE + 1.463%, 05/07/2031 (B)	9,915	9,908
4.786%, SOFRRATE + 0.870%, 03/04/2029 (B)	3,335	3,340
4.450%, 09/29/2027	195	194
4.281%, TSFR3M + 2.101%, 04/24/2048 (B)	2,918	2,335
3.057%, SOFRRATE + 1.351%, 01/25/2033 (B)	6,134	5,396
2.904%, SOFRRATE + 1.379%, 11/03/2042 (B)	2,140	1,472
2.561%, SOFRRATE + 1.167%, 05/01/2032 (B)	13,030	11,381
2.520%, SOFRRATE + 1.177%, 11/03/2032 (B)	2,676	2,303
CME Group
5.300%, 09/15/2043	2,500	2,451
Commonwealth Bank of Australia
5.929%, H15T1Y + 1.320%, 03/14/2046 (A)(B)	3,080	2,956

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cooperatieve Rabobank UA
3.758%, H15T1Y + 1.420%, 04/06/2033 (A)(B)	$3,345	$3,073
Corebridge Financial
3.850%, 04/05/2029	2,795	2,712
Corebridge Global Funding
5.200%, 06/24/2029 (A)	2,480	2,520
4.900%, 01/07/2028 (A)	2,300	2,327
Danske Bank
4.613%, H15T1Y + 1.100%, 10/02/2030 (A)(B)	5,085	5,030
Depository Trust & Clearing
3.375%, H15T5Y + 2.606%(A)(B)(C)	4,000	3,863
Deutsche Bank NY
5.297%, SOFRRATE + 1.720%, 05/09/2031 (B)	4,670	4,676
4.999%, SOFRRATE + 1.700%, 09/11/2030 (B)	2,090	2,081
Equitable Financial Life Global Funding
1.400%, 08/27/2027 (A)	1,973	1,837
F&G Global Funding
1.750%, 06/30/2026 (A)	10,151	9,829
Farmers Insurance Exchange
7.000%, H15T10Y + 3.864%, 10/15/2064 (A)(B)	1,890	1,847
Fortitude Group Holdings LLC
6.250%, 04/01/2030 (A)	2,675	2,708
GA Global Funding Trust
5.500%, 01/08/2029 (A)	5,600	5,712
4.400%, 09/23/2027 (A)	8,275	8,201
2.250%, 01/06/2027 (A)	1,540	1,479
1.950%, 09/15/2028 (A)	4,665	4,278
1.625%, 01/15/2026 (A)	6,185	6,063
Goldman Sachs Capital I
6.345%, 02/15/2034	4,595	4,729
Goldman Sachs Group
6.750%, 10/01/2037	455	489
6.450%, 05/01/2036	670	705
5.734%, SOFRRATE + 1.696%, 01/28/2056 (B)	6,440	6,259
5.727%, SOFRRATE + 1.265%, 04/25/2030 (B)	3,660	3,783
5.561%, SOFRRATE + 1.580%, 11/19/2045 (B)	7,785	7,454
5.536%, SOFRRATE + 1.380%, 01/28/2036 (B)	3,125	3,147
4.692%, SOFRRATE + 1.135%, 10/23/2030 (B)	4,850	4,833
4.411%, TSFR3M + 1.692%, 04/23/2039 (B)	1,015	891
4.017%, TSFR3M + 1.635%, 10/31/2038 (B)	1,517	1,292
3.850%, 01/26/2027	155	154
3.500%, 11/16/2026	2,993	2,949

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.436%, SOFRRATE + 1.632%, 02/24/2043 (B)	$2,078	$1,536
3.210%, SOFRRATE + 1.513%, 04/22/2042 (B)	7,235	5,262
2.650%, SOFRRATE + 1.264%, 10/21/2032 (B)	5,467	4,746
2.640%, SOFRRATE + 1.114%, 02/24/2028 (B)	4,930	4,763
2.600%, 02/07/2030	1,050	959
2.383%, SOFRRATE + 1.248%, 07/21/2032 (B)	23,926	20,589
1.992%, SOFRRATE + 1.090%, 01/27/2032 (B)	455	387
1.948%, SOFRRATE + 0.913%, 10/21/2027 (B)	6,280	6,049
1.093%, SOFRRATE + 0.789%, 12/09/2026 (B)	2,890	2,835
Goldman Sachs Group MTN
4.800%, 07/08/2044	4,925	4,306
HSBC Bank USA
7.000%, 01/15/2039	7,096	7,977
HSBC Holdings PLC
7.390%, SOFRRATE + 3.350%, 11/03/2028 (B)	5,152	5,448
5.790%, SOFRRATE + 1.880%, 05/13/2036 (B)	2,720	2,739
5.240%, SOFRRATE + 1.570%, 05/13/2031 (B)	5,350	5,374
5.210%, SOFRRATE + 2.610%, 08/11/2028 (B)	4,400	4,446
5.130%, SOFRRATE + 1.040%, 11/19/2028 (B)	3,935	3,964
4.041%, TSFR3M + 1.808%, 03/13/2028 (B)	11,362	11,228
Huntington Bancshares
6.208%, SOFRRATE + 2.020%, 08/21/2029 (B)	4,330	4,513
6.141%, H15T5Y + 1.700%, 11/18/2039 (B)	1,600	1,596
Intercontinental Exchange
5.250%, 06/15/2031	12,390	12,749
4.250%, 09/21/2048	1,454	1,160
3.000%, 06/15/2050	1,100	700
International Bank for Reconstruction & Development
3.875%, 02/14/2030	12,410	12,337
3.500%, 07/12/2028	5,290	5,223
Jackson Financial
3.125%, 11/23/2031	3,295	2,861
Jackson National Life Global Funding
5.500%, 01/09/2026 (A)	3,000	3,014
JPMorgan Chase
8.750%, 09/01/2030	1,361	1,599
7.750%, 07/15/2025	1,690	1,696

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.400%, 05/15/2038	$2,812	$3,060
6.254%, SOFRRATE + 1.810%, 10/23/2034 (B)	13,690	14,639
5.581%, SOFRRATE + 1.160%, 04/22/2030 (B)	3,960	4,088
5.572%, SOFRRATE + 1.680%, 04/22/2036 (B)	4,735	4,817
5.534%, SOFRRATE + 1.550%, 11/29/2045 (B)	8,153	7,985
5.336%, SOFRRATE + 1.620%, 01/23/2035 (B)	2,775	2,792
5.294%, SOFRRATE + 1.460%, 07/22/2035 (B)	8,029	8,014
5.103%, SOFRRATE + 1.435%, 04/22/2031 (B)	2,060	2,090
5.090%, TSFR3M + 0.812%, 02/01/2027 (B)	1,630	1,608
4.912%, SOFRRATE + 2.080%, 07/25/2033 (B)	595	590
4.565%, SOFRRATE + 1.750%, 06/14/2030 (B)	5,910	5,886
4.505%, SOFRRATE + 0.860%, 10/22/2028 (B)	6,560	6,547
3.964%, TSFR3M + 1.642%, 11/15/2048 (B)	3,784	2,938
3.882%, TSFR3M + 1.622%, 07/24/2038 (B)	6,195	5,335
3.509%, TSFR3M + 1.207%, 01/23/2029 (B)	12,727	12,383
3.157%, SOFRRATE + 1.460%, 04/22/2042 (B)	10,745	7,914
2.522%, SOFRRATE + 2.040%, 04/22/2031 (B)	7,903	7,132
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	1,824	1,607
KKR Group Finance XII LLC
4.850%, 05/17/2032 (A)	3,073	3,002
Kreditanstalt fuer Wiederaufbau
3.875%, 06/15/2028	13,775	13,772
Lloyds Banking Group PLC
5.679%, H15T1Y + 1.750%, 01/05/2035 (B)	2,641	2,669
5.087%, H15T1Y + 0.850%, 11/26/2028 (B)	3,725	3,759
1.627%, H15T1Y + 0.850%, 05/11/2027 (B)	2,636	2,561
LSEGA Financing PLC
3.200%, 04/06/2041 (A)	3,618	2,699
Macquarie Airfinance Holdings
5.200%, 03/27/2028 (A)	4,380	4,393
Macquarie Bank
5.208%, 06/15/2026 (A)	2,680	2,702

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Macquarie Group MTN
1.629%, SOFRRATE + 0.910%, 09/23/2027 (A)(B)	$3,944	$3,789
Marsh & McLennan
6.250%, 11/01/2052	2,770	2,902
5.450%, 03/15/2054	335	315
4.900%, 03/15/2049	1,030	905
4.750%, 03/15/2039	5,100	4,747
4.350%, 01/30/2047	1,265	1,043
Massachusetts Mutual Life Insurance
3.375%, 04/15/2050 (A)	1,153	767
3.200%, 12/01/2061 (A)	7,385	4,316
MassMutual Global Funding II
1.200%, 07/16/2026 (A)	6,000	5,799
Mastercard
3.300%, 03/26/2027	2,770	2,735
Met Tower Global Funding MTN
1.250%, 09/14/2026 (A)	7,645	7,335
MetLife
6.375%, 06/15/2034	3,840	4,191
5.250%, 01/15/2054	95	87
5.000%, 07/15/2052	5,295	4,687
4.050%, 03/01/2045	2,855	2,284
Metropolitan Life Global Funding I
2.950%, 04/09/2030 (A)	2,735	2,530
Metropolitan Life Global Funding I MTN
5.150%, 03/28/2033 (A)	4,945	4,959
2.400%, 01/11/2032 (A)	6,070	5,174
Moody's
2.000%, 08/19/2031	2,847	2,433
Morgan Stanley
5.664%, SOFRRATE + 1.757%, 04/17/2036 (B)	11,769	11,961
5.516%, SOFRRATE + 1.710%, 11/19/2055 (B)	9,397	8,954
5.466%, SOFRRATE + 1.730%, 01/18/2035 (B)	6,840	6,881
5.230%, SOFRRATE + 1.108%, 01/15/2031 (B)	4,835	4,906
5.192%, SOFRRATE + 1.510%, 04/17/2031 (B)	2,060	2,090
5.123%, SOFRRATE + 1.730%, 02/01/2029 (B)	3,170	3,208
5.042%, SOFRRATE + 1.215%, 07/19/2030 (B)	5,385	5,439
4.654%, SOFRRATE + 1.100%, 10/18/2030 (B)	5,040	5,006
4.210%, SOFRRATE + 1.610%, 04/20/2028 (B)	15,979	15,859
3.217%, SOFRRATE + 1.485%, 04/22/2042 (B)	867	637
1.593%, SOFRRATE + 0.879%, 05/04/2027 (B)	9,665	9,392

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Morgan Stanley MTN
5.831%, SOFRRATE + 1.580%, 04/19/2035 (B)	$6,620	$6,826
5.656%, SOFRRATE + 1.260%, 04/18/2030 (B)	4,345	4,485
5.250%, SOFRRATE + 1.870%, 04/21/2034 (B)	6,360	6,356
4.300%, 01/27/2045	4,510	3,743
3.971%, TSFR3M + 1.455%, 07/22/2038 (B)	3,370	2,880
2.475%, SOFRRATE + 1.000%, 01/21/2028 (B)	3,840	3,707
2.239%, SOFRRATE + 1.178%, 07/21/2032 (B)	10,150	8,644
Morgan Stanley Direct Lending Fund
6.000%, 05/19/2030	3,000	3,013
Mutual of Omaha Global Funding
5.350%, 04/09/2027 (A)	3,450	3,490
National Securities Clearing
4.700%, 05/20/2030 (A)	2,170	2,185
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (A)(B)	5,400	5,249
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	2,625	3,361
NatWest Group PLC
7.472%, H15T1Y + 2.850%, 11/10/2026 (B)	3,976	4,022
5.516%, H15T1Y + 2.270%, 09/30/2028 (B)	3,775	3,837
1.642%, H15T1Y + 0.900%, 06/14/2027 (B)	4,320	4,186
New York Life Global Funding
4.900%, 06/13/2028 (A)	8,225	8,351
New York Life Insurance
5.875%, 05/15/2033 (A)	970	1,006
3.750%, 05/15/2050 (A)	1,420	1,020
Northwestern Mutual Global Funding MTN
4.900%, 06/12/2028 (A)	3,000	3,043
Northwestern Mutual Life Insurance
6.170%, 05/29/2055 (A)	1,870	1,923
Pacific Life Global Funding II
5.500%, 08/28/2026 (A)	7,810	7,914
Pacific Life Insurance
4.300%, SOFRRATE + 2.796%, 10/24/2067 (A)(B)	3,845	2,948
PayPal Holdings
5.100%, 04/01/2035	6,410	6,319
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (B)	2,725	2,988
5.812%, SOFRRATE + 1.322%, 06/12/2026 (B)	4,661	4,662

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.582%, SOFRRATE + 1.841%, 06/12/2029 (B)	$11,463	$11,795
5.575%, SOFRRATE + 1.394%, 01/29/2036 (B)	1,150	1,158
5.492%, SOFRRATE + 1.198%, 05/14/2030 (B)	2,772	2,850
5.401%, SOFRRATE + 1.599%, 07/23/2035 (B)	6,150	6,138
4.899%, SOFRRATE + 1.333%, 05/13/2031 (B)	5,620	5,626
4.812%, SOFRRATE + 1.259%, 10/21/2032 (B)	4,640	4,582
2.600%, 07/23/2026	7,380	7,240
Pricoa Global Funding I
5.350%, 05/28/2035 (A)	3,150	3,160
Principal Life Global Funding II
4.800%, 01/09/2028 (A)	3,020	3,044
1.500%, 08/27/2030 (A)	3,374	2,866
Prudential Financial MTN
5.700%, 12/14/2036	1,660	1,706
1.500%, 03/10/2026	2,445	2,389
Prudential Funding Asia PLC
3.125%, 04/14/2030	2,008	1,886
Prudential Insurance of America
8.300%, 07/01/2025 (A)	2,820	2,827
Radian Group
6.200%, 05/15/2029	2,395	2,466
RGA Global Funding
5.050%, 12/06/2031 (A)	10,090	9,966
Royal Bank of Canada MTN
6.000%, 11/01/2027	10,124	10,492
2.300%, 11/03/2031	2,095	1,813
S&P Global
2.700%, 03/01/2029	6,138	5,785
2.450%, 03/01/2027	11,945	11,586
SBL Holdings
7.200%, 10/30/2034 (A)	910	857
State Street
5.159%, SOFRRATE + 1.890%, 05/18/2034 (B)	3,189	3,213
4.421%, SOFRRATE + 1.605%, 05/13/2033 (B)	3,026	2,941
3.031%, SOFRRATE + 1.490%, 11/01/2034 (B)	5,385	4,909
Synchrony Financial
5.935%, SOFRINDX + 2.130%, 08/02/2030 (B)	3,175	3,217
Transatlantic Holdings
8.000%, 11/30/2039	5,338	6,464
Travelers
5.450%, 05/25/2053	8,280	7,920
Truist Bank
2.250%, 03/11/2030	1,000	884

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Truist Financial MTN
7.161%, SOFRRATE + 2.446%, 10/30/2029 (B)	$10,754	$11,577
6.047%, SOFRRATE + 2.050%, 06/08/2027 (B)	1,240	1,256
5.867%, SOFRRATE + 2.361%, 06/08/2034 (B)	11,315	11,592
5.711%, SOFRRATE + 1.922%, 01/24/2035 (B)	9,340	9,491
5.122%, SOFRRATE + 1.852%, 01/26/2034 (B)	1,785	1,750
4.873%, SOFRRATE + 1.435%, 01/26/2029 (B)	4,870	4,897
1.887%, SOFRRATE + 0.862%, 06/07/2029 (B)	8,456	7,816
1.200%, 08/05/2025	3,458	3,437
UBS
4.500%, 06/26/2048	3,325	2,782
UBS Group
4.703%, H15T1Y + 2.050%, 08/05/2027 (A)(B)	11,845	11,836
3.869%, SOFRRATE + 1.410%, 01/12/2029 (A)(B)	3,120	3,054
1.494%, H15T1Y + 0.850%, 08/10/2027 (A)(B)	2,100	2,020
US Bancorp
5.850%, SOFRRATE + 2.090%, 10/21/2033 (B)	5,429	5,627
5.836%, SOFRRATE + 2.260%, 06/12/2034 (B)	5,145	5,313
5.775%, SOFRRATE + 2.020%, 06/12/2029 (B)	5,395	5,569
5.678%, SOFRRATE + 1.860%, 01/23/2035 (B)	1,490	1,518
5.424%, SOFRRATE + 1.411%, 02/12/2036 (B)	1,795	1,791
5.100%, SOFRRATE + 1.250%, 07/23/2030 (B)	4,455	4,510
5.083%, SOFRRATE + 1.296%, 05/15/2031 (B)	4,560	4,597
4.839%, SOFRRATE + 1.600%, 02/01/2034 (B)	3,670	3,560
Visa
4.150%, 12/14/2035	1,125	1,059
2.700%, 04/15/2040	345	256
2.000%, 08/15/2050	3,610	1,925
Wells Fargo
6.600%, 01/15/2038	2,620	2,839
6.491%, SOFRRATE + 2.060%, 10/23/2034 (B)	3,365	3,609
5.950%, 12/15/2036	1,035	1,028
5.606%, 01/15/2044	1,186	1,116
5.605%, SOFRRATE + 1.740%, 04/23/2036 (B)	5,650	5,716

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.499%, SOFRRATE + 1.780%, 01/23/2035 (B)	$605	$608
5.389%, SOFRRATE + 2.020%, 04/24/2034 (B)	3,600	3,615
5.244%, SOFRRATE + 1.110%, 01/24/2031 (B)	4,140	4,202
4.970%, SOFRRATE + 1.370%, 04/23/2029 (B)	3,420	3,445
3.068%, SOFRRATE + 2.530%, 04/30/2041 (B)	970	711
3.000%, 04/22/2026	2,765	2,727
Wells Fargo MTN
5.707%, SOFRRATE + 1.070%, 04/22/2028 (B)	6,090	6,202
5.557%, SOFRRATE + 1.990%, 07/25/2034 (B)	10,235	10,366
5.013%, TSFR3M + 4.502%, 04/04/2051 (B)	5,500	4,826
4.900%, 11/17/2045	1,645	1,404
4.750%, 12/07/2046	3,498	2,894
4.611%, SOFRRATE + 2.130%, 04/25/2053 (B)	3,850	3,171
4.400%, 06/14/2046	1,215	962
3.584%, TSFR3M + 1.572%, 05/22/2028 (B)	12,541	12,288
3.196%, TSFR3M + 1.432%, 06/17/2027 (B)	12,215	12,039
2.879%, TSFR3M + 1.432%, 10/30/2030 (B)	4,665	4,305
2.393%, SOFRRATE + 2.100%, 06/02/2028 (B)	8,785	8,408
Westpac Banking
5.618%, H15T1Y + 1.200%, 11/20/2035 (B)	2,595	2,576
XL Group
5.250%, 12/15/2043	2,417	2,271

		1,422,304

Health Care — 7.7%
AbbVie
5.600%, 03/15/2055	1,955	1,906
5.050%, 03/15/2034	10,470	10,500
4.950%, 03/15/2031	3,000	3,049
4.550%, 03/15/2035	3,630	3,466
4.250%, 11/21/2049	7,411	5,937
Advocate Health & Hospitals
4.272%, 08/15/2048	2,984	2,328
Amgen
5.650%, 03/02/2053	2,800	2,665
Ascension Health
3.945%, 11/15/2046	2,394	1,874
3.106%, 11/15/2039	1,765	1,349
2.532%, 11/15/2029	3,710	3,420

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Astrazeneca Finance LLC
4.900%, 02/26/2031	$8,030	$8,180
1.200%, 05/28/2026	12,100	11,747
AstraZeneca PLC
6.450%, 09/15/2037	9,075	10,019
Banner Health
2.907%, 01/01/2042	2,652	1,816
Bayer US Finance LLC
6.875%, 11/21/2053 (A)	1,765	1,786
6.500%, 11/21/2033 (A)	955	994
Bristol-Myers Squibb
5.550%, 02/22/2054	2,414	2,292
3.400%, 07/26/2029	3,982	3,834
3.200%, 06/15/2026	1,775	1,755
Cencora
4.625%, 12/15/2027	8,075	8,119
Centene
4.625%, 12/15/2029	8,450	8,137
CVS Health
5.050%, 03/25/2048	7,460	6,220
Elevance Health
5.700%, 02/15/2055	4,150	3,902
2.550%, 03/15/2031	4,780	4,231
Eli Lilly
5.500%, 02/12/2055	3,890	3,805
5.200%, 08/14/2064	1,075	990
5.100%, 02/12/2035	7,655	7,702
5.100%, 02/09/2064	3,570	3,216
5.050%, 08/14/2054	1,785	1,630
4.950%, 02/27/2063	3,180	2,800
4.875%, 02/27/2053	2,652	2,354
3.950%, 03/15/2049	1,285	1,000
HCA
5.250%, 06/15/2049	5,210	4,506
5.000%, 03/01/2028	8,720	8,812
Health Care Service A Mutual Legal Reserve
5.875%, 06/15/2054 (A)	2,278	2,146
3.200%, 06/01/2050 (A)	2,225	1,401
Horizon Mutual Holdings
6.200%, 11/15/2034 (A)	3,755	3,640
Johnson & Johnson
3.750%, 03/03/2047	1,400	1,102
Kaiser Foundation Hospitals
4.150%, 05/01/2047	930	741
3.150%, 05/01/2027	2,005	1,956
2.810%, 06/01/2041	4,980	3,454
Medtronic
4.375%, 03/15/2035	1,732	1,647
Memorial Health Services
3.447%, 11/01/2049	1,865	1,276
Merck
4.900%, 05/17/2044	4,615	4,215
4.500%, 05/17/2033	2,985	2,933

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.600%, 09/15/2042	$2,145	$1,657
2.750%, 12/10/2051	4,355	2,610
MultiCare Health System
2.803%, 08/15/2050	5,000	2,908
Nationwide Children's Hospital
4.556%, 11/01/2052	1,135	949
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,395	1,092
1.651%, 08/01/2030	2,487	2,126
Northwell Healthcare
4.260%, 11/01/2047	2,045	1,566
Novartis Capital
4.400%, 05/06/2044	30	26
OhioHealth
2.834%, 11/15/2041	4,000	2,773
Pfizer
4.200%, 09/15/2048	3,790	3,043
3.000%, 12/15/2026	2,230	2,195
Pfizer Investment Enterprises Pte
5.300%, 05/19/2053	6,000	5,499
5.110%, 05/19/2043	8,025	7,481
Pharmacia LLC
6.600%, 12/01/2028	1,100	1,177
Quest Diagnostics
4.600%, 12/15/2027	3,835	3,857
Roche Holdings
5.593%, 11/13/2033 (A)	1,700	1,778
5.265%, 11/13/2026 (A)	7,315	7,418
5.218%, 03/08/2054 (A)	2,530	2,379
1.930%, 12/13/2028 (A)	3,231	2,985
Royalty Pharma PLC
5.900%, 09/02/2054	1,540	1,447
3.350%, 09/02/2051	720	447
Rush Obligated Group
3.922%, 11/15/2029	3,828	3,711
Solventum
5.450%, 03/13/2031	4,030	4,125
Stanford Health Care
3.310%, 08/15/2030	1,055	996
Sutter Health
5.164%, 08/15/2033	5,794	5,784
Takeda Pharmaceutical
2.050%, 03/31/2030	3,352	2,970
Thermo Fisher Scientific
5.000%, 12/05/2026	7,315	7,383
5.000%, 01/31/2029	2,480	2,536
UnitedHealth Group
5.875%, 02/15/2053	9,365	9,040
5.750%, 07/15/2064	1,015	947
5.625%, 07/15/2054	14,053	13,135
5.500%, 07/15/2044	5,710	5,369
5.375%, 04/15/2054	2,000	1,800
4.950%, 01/15/2032	1,515	1,506

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.800%, 01/15/2030	$2,800	$2,813
4.750%, 07/15/2045	1,400	1,195
4.750%, 05/15/2052	2,620	2,152
4.625%, 07/15/2035	4,550	4,300
4.500%, 04/15/2033	3,788	3,613
4.200%, 01/15/2047	1,432	1,107
3.875%, 12/15/2028	1,835	1,794
3.850%, 06/15/2028	1,370	1,347
2.300%, 05/15/2031	8,585	7,450
Wyeth LLC
6.000%, 02/15/2036	1,400	1,483
5.950%, 04/01/2037	3,960	4,149

		316,970

Industrials — 7.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.450%, 04/15/2027	4,951	5,095
6.150%, 09/30/2030	2,095	2,212
6.100%, 01/15/2027	3,205	3,268
4.950%, 09/10/2034	4,760	4,568
4.625%, 09/10/2029	3,615	3,587
3.850%, 10/29/2041	525	409
3.300%, 01/30/2032	9,295	8,254
2.450%, 10/29/2026	2,820	2,733
Airbus
3.950%, 04/10/2047 (A)	2,800	2,215
BAE Systems PLC
5.800%, 10/11/2041 (A)	1,040	1,039
3.400%, 04/15/2030 (A)	1,387	1,311
3.000%, 09/15/2050 (A)	2,780	1,763
1.900%, 02/15/2031 (A)	2,718	2,329
Boeing
7.008%, 05/01/2064	745	796
6.858%, 05/01/2054	1,890	2,016
6.528%, 05/01/2034	7,525	8,032
6.298%, 05/01/2029	2,940	3,092
5.805%, 05/01/2050	4,890	4,579
5.150%, 05/01/2030	9,590	9,674
3.750%, 02/01/2050	1,620	1,110
3.100%, 05/01/2026	3,945	3,886
Burlington Northern Santa Fe LLC
5.500%, 03/15/2055	2,065	1,998
5.200%, 04/15/2054	330	306
4.900%, 04/01/2044	2,563	2,342
4.550%, 09/01/2044	5,145	4,457
4.450%, 01/15/2053	3,424	2,828
4.375%, 09/01/2042	365	312
4.150%, 04/01/2045	3,140	2,569
3.050%, 02/15/2051	695	448
Canadian National Railway
3.850%, 08/05/2032	2,990	2,795

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Caterpillar
5.200%, 05/15/2035	$8,395	$8,425
3.803%, 08/15/2042	1,585	1,282
Caterpillar Financial Services
5.150%, 08/11/2025	8,905	8,914
Caterpillar Financial Services MTN
3.600%, 08/12/2027	9,620	9,494
CSX
5.050%, 06/15/2035	4,129	4,077
3.350%, 09/15/2049	3,226	2,190
Cummins
5.450%, 02/20/2054	3,528	3,322
4.700%, 02/15/2031	3,744	3,731
Deere
5.700%, 01/19/2055	1,461	1,471
3.100%, 04/15/2030	2,333	2,196
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl A
3.875%, 07/30/2027	921	886
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	2,339	2,184
Emerson Electric
5.000%, 03/15/2035	2,411	2,423
2.200%, 12/21/2031	6,250	5,429
1.800%, 10/15/2027	1,930	1,829
General Dynamics
4.950%, 08/15/2035	6,317	6,215
4.250%, 04/01/2040	1,000	874
4.250%, 04/01/2050	2,490	2,038
2.850%, 06/01/2041	3,670	2,620
Holcim Finance US LLC
4.700%, 04/07/2028 (A)	1,625	1,633
Honeywell International
5.250%, 03/01/2054	5,129	4,743
1.750%, 09/01/2031	1,980	1,666
John Deere Capital MTN
4.950%, 07/14/2028	2,100	2,144
2.800%, 07/18/2029	11,720	11,046
2.650%, 06/10/2026	350	344
2.350%, 03/08/2027	9,575	9,279
L3Harris Technologies
4.400%, 06/15/2028	3,750	3,735
Leidos
5.400%, 03/15/2032	3,350	3,374
Lockheed Martin
5.250%, 01/15/2033	6,748	6,941
4.070%, 12/15/2042	3,300	2,723
PACCAR Financial MTN
5.000%, 03/22/2034	5,000	4,997
Penske Truck Leasing LP / PTL Finance
5.250%, 07/01/2029 (A)	4,850	4,916
4.000%, 07/15/2025 (A)	2,904	2,901

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Protective Life Global Funding
1.618%, 04/15/2026 (A)	$7,358	$7,182
1.170%, 07/15/2025 (A)	1,476	1,470
RTX
4.500%, 06/01/2042	2,300	1,990
Ryder System
6.300%, 12/01/2028	5,750	6,033
Ryder System MTN
4.625%, 06/01/2025	4,800	4,800
Siemens Financieringsmaatschappij
1.700%, 03/11/2028 (A)	5,275	4,936
Siemens Funding BV
5.900%, 05/28/2065 (A)	1,160	1,176
5.800%, 05/28/2055 (A)	2,320	2,349
5.200%, 05/28/2035 (A)	8,020	8,050
Snap-on
4.100%, 03/01/2048	126	99
3.100%, 05/01/2050	3,240	2,105
Tampa Electric
5.150%, 03/01/2035	4,425	4,365
TTX
4.600%, 02/01/2049 (A)	3,000	2,513
TTX MTN
5.500%, 09/25/2026 (A)	1,510	1,527
Union Pacific
4.950%, 05/15/2053	340	302
3.500%, 02/14/2053	6,365	4,380
3.375%, 02/14/2042	1,135	856
2.950%, 03/10/2052	5,586	3,456
2.375%, 05/20/2031	3,635	3,225
Union Pacific MTN
3.550%, 08/15/2039	1,275	1,043
United Airlines Pass-Through Trust
2.700%, 05/01/2032	2,109	1,863
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	1,157	1,093
United Parcel Service
6.050%, 05/14/2065	2,505	2,489
5.950%, 05/14/2055	3,190	3,175
5.250%, 05/14/2035	8,600	8,594
Verisk Analytics
3.625%, 05/15/2050	2,485	1,732
Waste Management
4.950%, 07/03/2031	3,274	3,325
4.800%, 03/15/2032	2,000	2,003
4.500%, 03/15/2028	4,640	4,670

		310,866

Information Technology — 3.4%
Accenture Capital
4.250%, 10/04/2031	10,241	10,056

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Amphenol
5.250%, 04/05/2034	$4,090	$4,138
Analog Devices
2.950%, 10/01/2051	1,918	1,208
1.700%, 10/01/2028	2,565	2,356
Apple
4.750%, 05/12/2035	8,185	8,120
4.650%, 02/23/2046	360	323
3.850%, 05/04/2043	65	53
3.850%, 08/04/2046	5,155	4,086
3.250%, 02/23/2026	2,965	2,940
2.850%, 08/05/2061	2,000	1,171
2.650%, 05/11/2050	3,755	2,293
2.375%, 02/08/2041	2,210	1,514
Broadcom
5.050%, 07/12/2029	3,932	4,003
4.926%, 05/15/2037 (A)	2,500	2,382
4.800%, 10/15/2034	1,855	1,806
Cadence Design Systems
4.200%, 09/10/2027	2,875	2,864
Cisco Systems
5.900%, 02/15/2039	3,307	3,480
5.300%, 02/26/2054	4,214	3,988
4.950%, 02/26/2031	5,970	6,090
Foundry JV Holdco LLC
6.100%, 01/25/2036 (A)	3,525	3,580
5.900%, 01/25/2033 (A)	4,869	4,969
Hewlett Packard Enterprise
5.000%, 10/15/2034	1,755	1,709
IBM International Capital Pte
5.250%, 02/05/2044	2,065	1,939
4.600%, 02/05/2027	1,805	1,811
Intel
3.734%, 12/08/2047	1,514	1,029
International Business Machines
4.150%, 05/15/2039	2,325	2,003
2.200%, 02/09/2027	2,700	2,604
Intuit
5.500%, 09/15/2053	7,775	7,525
5.250%, 09/15/2026	7,360	7,441
KLA
5.650%, 11/01/2034	2,000	2,070
4.950%, 07/15/2052	1,817	1,612
Microsoft
3.700%, 08/08/2046	4,759	3,776
3.041%, 03/17/2062	1,100	695
2.525%, 06/01/2050	1,078	654
NXP BV / NXP FUNDING LLC / NXP USA
5.000%, 01/15/2033	1,975	1,926
Oracle
4.375%, 05/15/2055	680	516
4.000%, 07/15/2046	2,275	1,703
3.800%, 11/15/2037	2,190	1,826

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.600%, 04/01/2040	$3,963	$3,096
2.950%, 04/01/2030	5,950	5,510
QUALCOMM
4.300%, 05/20/2047	1,211	992
Sprint Capital
8.750%, 03/15/2032	5,600	6,708
Texas Instruments
5.050%, 05/18/2063	3,558	3,142
2.250%, 09/04/2029	4,695	4,321
Vontier
1.800%, 04/01/2026	1,205	1,175
Wipro IT Services LLC
1.500%, 06/23/2026 (A)	4,937	4,771

		141,974

Materials — 2.2%
Anglo American Capital PLC
4.750%, 03/16/2052 (A)	5,715	4,586
ArcelorMittal
6.350%, 06/17/2054	2,415	2,365
Barrick North America Finance LLC
5.750%, 05/01/2043	4,115	4,036
BHP Billiton Finance USA
6.420%, 03/01/2026	1,590	1,611
5.100%, 09/08/2028	7,515	7,676
5.000%, 09/30/2043	1,400	1,291
4.875%, 02/27/2026	3,545	3,555
Celanese US Holdings LLC
7.200%, 11/15/2033	1,255	1,310
Chevron Phillips Chemical LLC
4.750%, 05/15/2030 (A)	2,966	2,983
Ecolab
1.650%, 02/01/2027	8,190	7,852
Freeport-McMoRan
5.250%, 09/01/2029	1,664	1,680
Glencore Funding LLC
6.141%, 04/01/2055 (A)	3,019	2,959
5.634%, 04/04/2034 (A)	5,365	5,396
5.186%, 04/01/2030 (A)	7,700	7,788
4.907%, 04/01/2028 (A)	7,655	7,691
International Flavors & Fragrances
5.000%, 09/26/2048	1,846	1,515
2.300%, 11/01/2030 (A)	1,743	1,519
Orbia Advance
6.800%, 05/13/2030 (A)	1,625	1,632
PPG Industries
1.200%, 03/15/2026	3,325	3,237
Rio Tinto Finance USA
5.200%, 11/02/2040	2,285	2,195
2.750%, 11/02/2051	4,000	2,347
Rio Tinto Finance USA PLC
5.250%, 03/14/2035	6,270	6,251
5.000%, 03/14/2032	5,485	5,507

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.875%, 03/14/2030	$2,413	$2,439
Windfall Mining Group
5.854%, 05/13/2032 (A)	2,995	2,989

		92,410

Real Estate — 2.8%
AvalonBay Communities MTN
3.350%, 05/15/2027	5,480	5,374
Boston Properties LP
4.500%, 12/01/2028	2,630	2,592
Extra Space Storage LP
5.700%, 04/01/2028	9,320	9,581
5.400%, 06/15/2035	8,334	8,178
Federal Realty OP LP
1.250%, 02/15/2026	5,026	4,902
Piedmont Operating Partnership LP
3.150%, 08/15/2030	10,090	8,893
Prologis LP
5.250%, 05/15/2035	1,800	1,790
4.750%, 06/15/2033	2,905	2,849
Prologis Targeted US Logistics Fund LP
5.250%, 04/01/2029 (A)	4,800	4,912
5.250%, 01/15/2035 (A)	2,916	2,880
Realty Income
5.625%, 10/13/2032	6,470	6,691
3.200%, 01/15/2027	1,810	1,768
Regency Centers LP
5.250%, 01/15/2034	3,420	3,423
5.100%, 01/15/2035	2,590	2,555
5.000%, 07/15/2032	1,988	1,984
4.650%, 03/15/2049	280	236
4.400%, 02/01/2047	1,615	1,312
2.950%, 09/15/2029	3,690	3,462
Sabra Health Care LP
3.900%, 10/15/2029	4,275	4,009
Scentre Group Trust 1/ Scentre Group Trust 2
3.750%, 03/23/2027 (A)	895	880
3.625%, 01/28/2026 (A)	13,406	13,307
Scentre Group Trust 2
5.125%, H15T5Y + 4.685%, 09/24/2080 (A)(B)	2,305	2,261
Simon Property Group LP
6.750%, 02/01/2040	470	524
6.650%, 01/15/2054	255	275
5.850%, 03/08/2053	1,380	1,346
5.500%, 03/08/2033	8,037	8,239
4.250%, 11/30/2046	2,164	1,711
3.800%, 07/15/2050	1,180	848
2.650%, 02/01/2032	2,000	1,737
2.450%, 09/13/2029	4,536	4,172

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
VICI Properties LP
5.625%, 04/01/2035	$2,545	$2,515

		115,206

Utilities — 11.6%
AEP Texas
3.450%, 01/15/2050	2,695	1,777
AEP Transmission LLC
5.400%, 03/15/2053	1,800	1,681
Alabama Power
3.850%, 12/01/2042	600	468
3.700%, 12/01/2047	2,800	2,059
3.125%, 07/15/2051	3,187	2,036
1.450%, 09/15/2030	4,916	4,217
Ameren
5.375%, 03/15/2035	3,560	3,523
Ameren Illinois
4.500%, 03/15/2049	4,560	3,756
3.850%, 09/01/2032	12,920	12,037
American Electric Power
5.625%, 03/01/2033	3,555	3,639
Arizona Public Service
5.550%, 08/01/2033	4,920	4,963
Baltimore Gas and Electric
5.450%, 06/01/2035	6,195	6,237
2.250%, 06/15/2031	4,455	3,907
Berkshire Hathaway Energy
6.125%, 04/01/2036	2,372	2,492
3.250%, 04/15/2028	1,720	1,675
CenterPoint Energy Houston Electric LLC
5.200%, 10/01/2028	4,215	4,316
4.500%, 04/01/2044	2,215	1,882
3.000%, 03/01/2032	1,615	1,432
2.900%, 07/01/2050	785	486
Chile Electricity Lux Mpc II SARL
5.672%, 10/20/2035 (A)	2,415	2,407
Chile Electricity Lux MPC SARL
6.010%, 01/20/2033 (A)	5,162	5,297
CMS Energy
3.000%, 05/15/2026	7,285	7,177
Commonwealth Edison
5.950%, 06/01/2055	1,825	1,828
4.700%, 01/15/2044	3,300	2,879
3.200%, 11/15/2049	1,585	1,032
Connecticut Light and Power
5.250%, 01/15/2053	3,000	2,749
Consolidated Edison of New York
5.900%, 11/15/2053	6,200	6,161
5.375%, 05/15/2034	2,445	2,487
4.625%, 12/01/2054	5,681	4,625
3.875%, 06/15/2047	3,000	2,245
Consumers Energy
4.700%, 01/15/2030	6,294	6,345

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Dominion Energy
6.625%, H15T5Y + 2.207%, 05/15/2055 (B)	$2,225	$2,228
5.450%, 03/15/2035	3,375	3,340
Dominion Energy South Carolina
4.600%, 06/15/2043	1,000	863
DTE Electric
5.850%, 05/15/2055	2,791	2,783
5.250%, 05/15/2035	5,775	5,774
DTE Energy
5.850%, 06/01/2034	4,255	4,386
4.875%, 06/01/2028	5,240	5,287
Duke Energy
5.000%, 08/15/2052	4,075	3,441
Duke Energy Carolinas LLC
5.400%, 01/15/2054	3,035	2,828
5.300%, 02/15/2040	2,400	2,352
3.875%, 03/15/2046	5,500	4,171
2.850%, 03/15/2032	2,750	2,430
2.550%, 04/15/2031	2,855	2,542
Duke Energy Florida LLC
5.950%, 11/15/2052	2,100	2,094
5.875%, 11/15/2033	2,910	3,054
Duke Energy Indiana LLC
6.350%, 08/15/2038	250	268
4.900%, 07/15/2043	255	226
Duke Energy Ohio
5.250%, 04/01/2033	2,985	3,022
2.125%, 06/01/2030	1,245	1,111
Duke Energy Progress LLC
5.050%, 03/15/2035	3,850	3,799
4.200%, 08/15/2045	2,500	2,020
4.100%, 05/15/2042	1,046	849
East Ohio Gas
2.000%, 06/15/2030 (A)	2,370	2,078
1.300%, 06/15/2025 (A)	2,700	2,697
Entergy Arkansas LLC
5.750%, 06/01/2054	3,015	2,908
4.200%, 04/01/2049	2,745	2,120
Entergy Louisiana LLC
5.800%, 03/15/2055	4,920	4,768
4.200%, 09/01/2048	3,215	2,495
Entergy Mississippi LLC
5.800%, 04/15/2055	3,795	3,669
2.850%, 06/01/2028	3,885	3,723
Entergy Texas
3.550%, 09/30/2049	2,015	1,377
Exelon
5.150%, 03/15/2028	4,570	4,649
FirstEnergy Pennsylvania Electric
5.200%, 04/01/2028 (A)	6,135	6,235
Florida Power & Light
5.960%, 04/01/2039	155	163

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.950%, 02/01/2038	$3,769	$3,974
5.700%, 03/15/2055	2,930	2,884
5.690%, 03/01/2040	5,557	5,660
5.300%, 06/15/2034	3,155	3,205
4.125%, 02/01/2042	3,665	3,052
Georgia Power
5.250%, 03/15/2034	4,730	4,756
4.300%, 03/15/2043	2,290	1,897
Indiana Michigan Power
4.250%, 08/15/2048	580	452
Indianapolis Power & Light
5.700%, 04/01/2054 (A)	3,130	2,980
4.050%, 05/01/2046 (A)	65	50
Interstate Power and Light
5.600%, 06/29/2035	4,365	4,391
Jersey Central Power & Light
5.100%, 01/15/2035	3,185	3,117
Kentucky Utilities
5.450%, 04/15/2033	2,345	2,394
Massachusetts Electric
1.729%, 11/24/2030 (A)	1,300	1,096
MidAmerican Energy
3.150%, 04/15/2050	2,700	1,771
Monongahela Power
5.850%, 02/15/2034 (A)	3,480	3,562
3.550%, 05/15/2027 (A)	10,095	9,893
National Grid PLC
5.418%, 01/11/2034	3,760	3,789
National Rural Utilities Cooperative Finance
7.451%, TSFR3M + 3.172%, 04/30/2043 (B)	1,542	1,535
5.800%, 01/15/2033	2,265	2,366
4.750%, 02/07/2028	8,620	8,707
4.400%, 11/01/2048	1,000	814
4.300%, 03/15/2049	2,558	2,079
National Rural Utilities Cooperative Finance MTN
5.100%, 05/06/2027	4,140	4,193
Nevada Power
6.000%, 03/15/2054	5,610	5,548
New England Power
5.936%, 11/25/2052 (A)	1,046	1,039
NextEra Energy Capital Holdings
5.900%, 03/15/2055	3,200	3,095
5.250%, 03/15/2034	2,090	2,077
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	1,959	1,797
NiSource
5.350%, 04/01/2034	3,445	3,456
Northern States Power
7.125%, 07/01/2025	3,220	3,222
6.250%, 06/01/2036	600	649
6.200%, 07/01/2037	2,765	2,975

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 06/01/2052	$2,845	$2,339
2.250%, 04/01/2031	2,750	2,446
NorthWestern
5.073%, 03/21/2030 (A)	5,205	5,260
NSTAR Electric
5.200%, 03/01/2035	2,957	2,927
3.250%, 05/15/2029	3,788	3,613
Oglethorpe Power
5.375%, 11/01/2040	1,700	1,613
4.500%, 04/01/2047	2,045	1,624
4.200%, 12/01/2042	175	135
Oklahoma Gas and Electric
5.800%, 04/01/2055	3,210	3,123
Oncor Electric Delivery LLC
7.500%, 09/01/2038	120	142
5.800%, 04/01/2055 (A)	2,785	2,704
5.650%, 11/15/2033	4,155	4,307
5.550%, 06/15/2054	5,830	5,497
5.350%, 10/01/2052	1,129	1,030
5.300%, 06/01/2042	1,231	1,152
3.750%, 04/01/2045	3,685	2,766
Pacific Gas and Electric
6.750%, 01/15/2053	2,980	2,967
5.900%, 10/01/2054	1,875	1,679
5.250%, 03/01/2052	175	143
4.950%, 07/01/2050	3,950	3,134
4.500%, 07/01/2040	2,265	1,856
4.200%, 06/01/2041	2,340	1,773
3.500%, 08/01/2050	300	190
PacifiCorp
6.000%, 01/15/2039	4,385	4,418
5.800%, 01/15/2055	3,381	3,161
3.300%, 03/15/2051	3,553	2,243
2.900%, 06/15/2052	5,290	3,032
PECO Energy
2.850%, 09/15/2051	2,100	1,276
Potomac Electric Power
5.500%, 03/15/2054	5,905	5,586
PPL Electric Utilities
4.150%, 06/15/2048	2,400	1,898
3.950%, 06/01/2047	6,509	4,989
PSEG Power LLC
5.750%, 05/15/2035 (A)	3,235	3,258
Public Service Electric and Gas MTN
4.050%, 05/01/2048	2,792	2,167
Public Service Enterprise Group
5.850%, 11/15/2027	3,392	3,496
Public Service of Colorado
6.250%, 09/01/2037	215	227
5.750%, 05/15/2054	5,405	5,159
4.100%, 06/01/2032	4,645	4,388
3.200%, 03/01/2050	1,750	1,132

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Public Service of New Hampshire
3.600%, 07/01/2049	$2,000	$1,408
2.200%, 06/15/2031	5,395	4,690
Public Service of Oklahoma
5.200%, 01/15/2035	2,550	2,492
San Diego Gas & Electric
5.400%, 04/15/2035	5,595	5,612
4.950%, 08/15/2028	3,344	3,402
4.500%, 08/15/2040	2,025	1,768
Sempra
3.800%, 02/01/2038	1,240	1,003
Southern California Edison
2.850%, 08/01/2029	2,660	2,446
Southern California Gas
6.000%, 06/15/2055	1,835	1,815
5.750%, 06/01/2053	3,989	3,795
5.600%, 04/01/2054	1,370	1,283
4.300%, 01/15/2049	1,110	863
3.750%, 09/15/2042	195	147
2.550%, 02/01/2030	4,835	4,402
System Energy Resources
5.300%, 12/15/2034	1,140	1,116
Trans-Allegheny Interstate Line
5.000%, 01/15/2031 (A)	5,785	5,830
Union Electric
5.125%, 03/15/2055	935	834
4.000%, 04/01/2048	1,105	838
3.900%, 09/15/2042	95	75
Virginia Electric and Power
6.350%, 11/30/2037	1,770	1,874
5.650%, 03/15/2055	2,355	2,242
5.000%, 01/15/2034	5,770	5,655
2.950%, 11/15/2051	5,985	3,617
Vistra Operations LLC
5.700%, 12/30/2034 (A)	4,195	4,179
Wisconsin Electric Power
1.700%, 06/15/2028	4,000	3,718
Wisconsin Power & Light
6.375%, 08/15/2037	50	53
3.050%, 10/15/2027	2,490	2,409
Wisconsin Public Service
4.550%, 12/01/2029	2,285	2,302
3.300%, 09/01/2049	2,475	1,643

		476,401

Total Corporate Obligations
(Cost $3,772,115) ($ Thousands)		3,622,208

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 7.8%
U.S. Treasury Bonds
5.000%, 05/15/2045	$17,020	$17,193
4.750%, 02/15/2045	15,345	14,978
4.750%, 05/15/2055	9,305	9,067
4.625%, 11/15/2044	3,846	3,694
4.625%, 02/15/2055	43,045	40,946
4.500%, 02/15/2044	6,798	6,447
4.500%, 11/15/2054 (D)	14,770	13,787
4.250%, 02/15/2054	11,191	9,995
U.S. Treasury Notes
4.250%, 01/15/2028	26,450	26,692
4.250%, 05/15/2035	47,840	47,302
4.125%, 05/31/2032	10,265	10,239
4.000%, 02/28/2030	7,604	7,620
4.000%, 04/30/2032	9,375	9,283
3.875%, 04/30/2030	21,990	21,903
3.750%, 04/15/2028	37,750	37,629
3.750%, 05/15/2028	42,995	42,867

Total U.S. Treasury Obligations
(Cost $320,335) ($ Thousands)		319,642

MUNICIPAL BONDS — 2.6%
Alabama — 0.1%
Alabama State, Economic Settlement Authority, Ser B, RB
4.263%, 09/15/2032	5,475	5,341

Arizona — 0.1%
Maricopa County Industrial Development Authority, RB
7.375%, 10/01/2029 (A)	2,465	2,525

California — 0.7%
California State University, RB
5.183%, 11/01/2053	8,690	7,944
California State University, Ser D, RB
1.490%, 11/01/2028	2,580	2,358
California State, Build America Project, GO
7.600%, 11/01/2040	585	694
7.550%, 04/01/2039	2,305	2,727
7.500%, 04/01/2034	5,125	5,872
California State, Health Facilities Financing Authority, RB
1.679%, 06/01/2028	4,975	4,589
East Bay, Municipal Utility District Water System Revenue, Build America Project, Sub-Ser, RB
5.874%, 06/01/2040	300	308
Riverside County, Pension Obligation, RB
3.818%, 02/15/2038	2,105	1,919

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Francisco, Public Utilities Commission, Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	$3,705	$3,799
University of California Regents, Build America Project, Ser H, RB
6.548%, 05/15/2048	120	126

		30,336

Colorado — 0.1%
City & County of Denver's Airport System Revenue, Ser C, RB
2.037%, 11/15/2028	4,000	3,717
Colorado State, COP
6.817%, 03/15/2028	1,980	2,095

		5,812

Connecticut — 0.1%
Connecticut State, Ser A, GO
4.657%, 05/15/2030	2,000	2,017
3.875%, 06/15/2028	2,555	2,525

		4,542

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, Ser 2010A, RB
6.637%, 04/01/2057	2,327	2,463

Illinois — 0.2%
Greater Chicago, Metropolitan Water Reclamation District, Build America Project, GO
5.720%, 12/01/2038	2,580	2,628
Sales Tax Securitization, Ser A, RB
4.637%, 01/01/2040	3,725	3,472

		6,100

Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	4,620	4,436

Massachusetts — 0.2%
Massachusetts Clean Water Trust, Build America Project, RB
5.192%, 08/01/2040	2,995	2,997
Massachusetts State, Build America Project, GO
4.910%, 05/01/2029	100	100
Massachusetts State, Build America Project, RB
5.731%, 06/01/2040	80	81

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Intermediate Duration Credit Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Educational Financing Authority, Ser A, RB
2.925%, 07/01/2028	$2,550	$2,429
1.638%, 07/01/2026	2,125	2,057

		7,664

Michigan — 0.1%
Michigan State, Finance Authority, RB
3.084%, 12/01/2034	1,685	1,484
2.671%, 09/01/2049 (B)	4,600	4,422

		5,906

New Hampshire — 0.0%
New Hampshire Health and Education Facilities Authority Act, RB
5.040%, 11/01/2034	1,680	1,641

New York — 0.4%
City of New York New York, Ser D-2, GO
4.719%, 10/01/2032	3,700	3,682
City of New York New York, Ser H, GO
5.400%, 02/01/2034	1,730	1,787
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	165	149
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	1,315	1,222
New York City Transitional Finance Authority, Sub-Ser, RB
3.480%, 08/01/2026 (E)	2,100	2,079
New York State, Dormitory Authority, Build America Project, RB
5.289%, 03/15/2033	2,710	2,718
New York State, Empire State Development, Build America Project, RB
5.770%, 03/15/2039	6,440	6,617

		18,254

Ohio — 0.1%
American Municipal Power, Build America Project, RB
6.053%, 02/15/2043	3,065	3,086

Oregon — 0.1%
Oregon State, School Boards Association, Ser B, GO
5.550%, 06/30/2028	3,259	3,295

Pennsylvania — 0.1%
Pennsylvania State, Economic Development Financing Authority, RB
2.152%, 06/15/2029	5,465	4,990

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas — 0.1%
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	$555	$538
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	845	914
Texas State, Build America Project, GO
5.517%, 04/01/2039	565	568

		2,020

Total Municipal Bonds
(Cost $115,697) ($ Thousands)		108,411

SOVEREIGN DEBT — 0.5%

CDP Financial
5.600%, 11/25/2039(A)	700	712
Chile Government International Bond
5.330%, 01/05/2054	2,085	1,912
3.860%, 06/21/2047	405	306
Korea Development Bank
4.375%, 02/15/2028	5,150	5,159
Mexico Government International Bond
6.000%, 05/13/2030	2,305	2,367
Province of Quebec Canada MTN
6.350%, 01/30/2026	270	273
Republic of Poland Government International Bond
4.875%, 10/04/2033	3,430	3,360
Saudi Government International Bond MTN
5.750%, 01/16/2054(A)	6,225	5,800

Total Sovereign Debt
(Cost $20,338) ($ Thousands)		19,889

	Shares
CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	59,985,512	59,986
Total Cash Equivalent
(Cost $59,986) ($ Thousands)		59,986
Total Investments in Securities — 100.2%
(Cost $4,288,471) ($ Thousands)		$4,130,136

SEI Institutional Investments Trust

A list of the open futures contracts held by the Fund at May 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	286	Sep-2025	$59,248	$59,327	$79
U.S. 5-Year Treasury Note	629	Sep-2025	67,648	68,050	402
			126,896	127,377	481
Short Contracts
Ultra 10-Year U.S. Treasury Note	(788)	Sep-2025	$(87,846)	$(88,687)	$(841)
			$39,050	$38,690	$(360)

Percentages are based on Net Assets of $4,123,796 ($ Thousands).
**	The rate reported is the 7-day effective yield as of May 31, 2025.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2025, the value of these securities amounted to $676,530 ($ Thousands), representing 16.4% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.
(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts. The total market value of such securities as of May 31, 2025 was $2,336 ($ Thousands).
(E)	Security is escrowed to maturity.

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	3,622,208	–	3,622,208
U.S. Treasury Obligations	–	319,642	–	319,642
Municipal Bonds	–	108,411	–	108,411
Sovereign Debt	–	19,889	–	19,889
Cash Equivalent	59,986	–	–	59,986
Total Investments in Securities	59,986	4,070,150	–	4,130,136

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	481	–	–	481
Unrealized Depreciation	(841)	–	–	(841)
Total Other Financial Instruments	(360)	–	–	(360)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$33,054	$1,897,380	$(1,870,448)	$—	$—	$59,986	$2,169	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

May 31, 2025

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 77.0%

Communication Services — 7.4%
Alphabet Inc, Cl A	151,869	$26,082
Alphabet Inc, Cl C	123,029	21,266
AT&T Inc	186,953	5,197
Charter Communications Inc, Cl A *	2,540	1,006
Comcast Corp, Cl A	98,833	3,417
Electronic Arts Inc	6,248	898
Fox Corp	9,171	485
Interpublic Group of Cos Inc/The	8,679	208
Live Nation Entertainment Inc *	4,036	554
Match Group Inc	5,940	178
Meta Platforms Inc, Cl A	56,974	36,890
Netflix Inc *	11,090	13,388
News Corp	2,542	83
News Corp, Cl A	10,640	300
Omnicom Group Inc	5,244	385
Paramount Global, Cl B	14,240	172
Take-Two Interactive Software Inc *	4,325	979
TKO Group Holdings Inc, Cl A	1,824	288
T-Mobile US Inc	12,383	2,999
Verizon Communications Inc	109,740	4,824
Walt Disney Co/The	47,184	5,334
Warner Bros Discovery Inc *	58,091	579

		125,512
Consumer Discretionary — 8.2%
Airbnb Inc, Cl A *	11,299	1,458
Amazon.com Inc *	245,588	50,348
AutoZone Inc *	437	1,631
Best Buy Co Inc	5,091	337
Booking Holdings Inc	854	4,713
Caesars Entertainment Inc *	4,980	134
CarMax Inc *	4,284	276
Carnival Corp, Cl A *	28,104	653
Chipotle Mexican Grill Inc, Cl A *	35,225	1,764
Darden Restaurants Inc	3,037	651
Deckers Outdoor Corp *	4,045	427
Domino's Pizza Inc	925	438
DoorDash Inc, Cl A *	8,829	1,842
DR Horton Inc	7,461	881
eBay Inc	12,637	925
Expedia Group Inc	3,161	527
Ford Motor Co	102,204	1,061
Garmin Ltd	4,050	822
General Motors Co	26,022	1,291
Genuine Parts Co	3,669	464
Hasbro Inc	3,017	201
Hilton Worldwide Holdings Inc	6,274	1,559
Home Depot Inc/The	25,928	9,549
Las Vegas Sands Corp	9,605	395
Lennar Corp, Cl A	6,198	657
LKQ Corp	6,075	246
Lowe's Cos Inc	14,578	3,291

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lululemon Athletica Inc *	2,958	$937
Marriott International Inc/MD, Cl A	5,968	1,575
McDonald's Corp	18,646	5,852
MGM Resorts International *	6,769	214
Mohawk Industries Inc *	1,203	121
NIKE Inc, Cl B	30,661	1,858
Norwegian Cruise Line Holdings Ltd *	10,165	179
NVR Inc *	80	569
O'Reilly Automotive Inc *	1,490	2,038
Pool Corp	895	269
PulteGroup Inc	4,820	473
Ralph Lauren Corp, Cl A	924	256
Ross Stores Inc	8,647	1,211
Royal Caribbean Cruises Ltd	6,465	1,661
Starbucks Corp	29,364	2,465
Tapestry Inc	5,344	420
Tesla Inc *	72,822	25,230
TJX Cos Inc/The	29,414	3,733
Tractor Supply Co	14,135	684
Ulta Beauty Inc *	1,197	564
Williams-Sonoma Inc	3,217	520
Wynn Resorts Ltd	2,155	195
Yum! Brands Inc	7,308	1,052

		138,617
Consumer Staples — 4.6%
Altria Group Inc	43,847	2,658
Archer-Daniels-Midland Co	12,773	617
Brown-Forman Corp, Cl B	4,220	141
Bunge Global SA	3,238	253
Campbell Soup Co	4,541	155
Church & Dwight Co Inc	6,526	642
Clorox Co/The	3,283	433
Coca-Cola Co/The	100,782	7,266
Colgate-Palmolive Co	21,061	1,957
Conagra Brands Inc	13,088	300
Constellation Brands Inc, Cl A	4,116	734
Costco Wholesale Corp	11,504	11,966
Dollar General Corp	5,753	559
Dollar Tree Inc *	5,379	486
Estee Lauder Cos Inc/The, Cl A	6,373	427
General Mills Inc	14,537	789
Hershey Co/The	3,829	615
Hormel Foods Corp	6,704	206
J M Smucker Co/The	2,862	322
Kellanova	7,064	584
Kenvue Inc	50,159	1,197
Keurig Dr Pepper Inc	35,383	1,191
Kimberly-Clark Corp	8,673	1,247
Kraft Heinz Co/The	22,911	612
Kroger Co/The	17,424	1,189
Lamb Weston Holdings Inc	3,322	185
McCormick & Co Inc/MD	6,709	488
Molson Coors Beverage Co, Cl B	4,858	260

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mondelez International Inc, Cl A	33,515	$2,262
Monster Beverage Corp *	18,364	1,174
PepsiCo Inc	35,717	4,695
Philip Morris International Inc	40,408	7,297
Procter & Gamble Co/The	60,946	10,354
Sysco Corp	12,865	939
Target Corp	11,978	1,126
Tyson Foods Inc, Cl A	7,587	426
Walgreens Boots Alliance Inc	16,473	185
Walmart Inc	112,870	11,143

		77,080
Energy — 2.3%
APA Corp	9,000	153
Baker Hughes Co, Cl A	25,933	961
Chesapeake Energy Corp	5,609	651
Chevron Corp	43,484	5,944
ConocoPhillips	32,935	2,811
Coterra Energy Inc, Cl A	19,156	466
Devon Energy Corp	17,489	529
Diamondback Energy Inc	4,942	665
EOG Resources Inc	14,607	1,586
EQT Corp	15,750	868
Exxon Mobil Corp	113,281	11,589
Halliburton Co	22,904	449
Hess Corp	7,237	957
Kinder Morgan Inc	50,403	1,413
Marathon Petroleum Corp	8,267	1,329
Occidental Petroleum Corp	17,811	726
ONEOK Inc	16,149	1,306
Phillips 66	10,783	1,224
Schlumberger NV	36,489	1,206
Targa Resources Corp	5,711	902
Texas Pacific Land Corp	438	488
Valero Energy Corp	8,299	1,070
Williams Cos Inc/The	31,653	1,915

		39,208
Financials — 11.1%
Aflac Inc	12,906	1,336
Allstate Corp/The	6,910	1,450
American Express Co	14,516	4,268
American International Group Inc	15,489	1,311
Ameriprise Financial Inc	2,516	1,281
Aon PLC, Cl A	5,604	2,085
Apollo Global Management Inc	11,635	1,521
Arch Capital Group Ltd	9,862	937
Arthur J Gallagher & Co	6,590	2,290
Assurant Inc	1,178	239
Bank of America Corp	172,305	7,604
Bank of New York Mellon Corp/The	19,286	1,709
Berkshire Hathaway Inc, Cl B *	47,728	24,053
BlackRock Funding Inc/DE	3,857	3,779
Blackstone Inc	19,335	2,683

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Brown & Brown Inc	6,279	$709
Capital One Financial Corp	16,609	3,142
Cboe Global Markets Inc	2,738	627
Charles Schwab Corp/The	44,591	3,939
Chubb Ltd	9,633	2,863
Cincinnati Financial Corp	4,028	607
Citigroup Inc	49,257	3,710
Citizens Financial Group Inc	11,664	471
CME Group Inc, Cl A	9,529	2,754
Coinbase Global Inc, Cl A *	5,470	1,349
Corpay Inc *	1,824	593
Erie Indemnity Co, Cl A	676	242
Everest Group Ltd	1,111	386
FactSet Research Systems Inc	982	450
Fidelity National Information Services Inc	13,903	1,107
Fifth Third Bancorp	17,133	654
Fiserv Inc *	14,893	2,424
Franklin Resources Inc	9,996	216
Global Payments Inc	6,514	493
Globe Life Inc	2,355	287
Goldman Sachs Group Inc/The	8,243	4,950
Hartford Financial Services Group Inc/The	7,569	983
Huntington Bancshares Inc/OH	37,536	587
Intercontinental Exchange Inc	15,168	2,727
Invesco Ltd	14,162	205
Jack Henry & Associates Inc	1,987	360
JPMorgan Chase & Co	72,769	19,211
KeyCorp	25,539	405
KKR & Co Inc	17,514	2,127
Loews Corp	4,840	432
M&T Bank Corp	4,389	802
MarketAxess Holdings Inc	1,043	226
Marsh & McLennan Cos Inc	12,689	2,965
Mastercard Inc, Cl A	21,219	12,426
MetLife Inc	15,143	1,190
Moody's Corp	4,120	1,975
Morgan Stanley	32,526	4,164
MSCI Inc, Cl A	2,033	1,147
Nasdaq Inc	10,928	913
Northern Trust Corp	5,216	557
PayPal Holdings Inc *	25,730	1,808
PNC Financial Services Group Inc/The	10,287	1,788
Principal Financial Group Inc	5,601	436
Progressive Corp/The	15,302	4,360
Prudential Financial Inc	9,292	965
Raymond James Financial Inc	4,902	720
Regions Financial Corp	23,848	511
S&P Global Inc	8,222	4,217
Synchrony Financial	10,168	586
T Rowe Price Group Inc	5,872	550
Travelers Cos Inc/The	5,904	1,628
Truist Financial Corp	34,322	1,356
US Bancorp	40,563	1,768

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

May 31, 2025

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Visa Inc, Cl A	44,843	$16,376
W R Berkley Corp	7,863	587
Wells Fargo & Co	85,540	6,397
Willis Towers Watson PLC	2,630	833

		186,807
Health Care — 7.4%
Abbott Laboratories	45,141	6,030
AbbVie Inc	45,866	8,536
Agilent Technologies Inc	7,521	842
Align Technology Inc *	1,828	331
Amgen Inc	14,048	4,048
Baxter International Inc	13,734	419
Becton Dickinson & Co	7,466	1,289
Biogen Inc *	3,782	491
Bio-Techne Corp	3,644	176
Boston Scientific Corp *	38,519	4,055
Bristol-Myers Squibb Co	52,415	2,531
Cardinal Health Inc	6,369	984
Cencora Inc	4,511	1,314
Centene Corp *	12,858	726
Charles River Laboratories International Inc *	1,192	162
Cigna Group/The	7,092	2,246
Cooper Cos Inc/The *	5,238	358
CVS Health Corp	32,676	2,093
Danaher Corp	16,523	3,138
DaVita Inc *	994	135
Dexcom Inc *	10,097	866
Edwards Lifesciences Corp *	15,454	1,209
Elevance Health Inc	6,001	2,303
Eli Lilly & Co	20,526	15,141
GE HealthCare Technologies Inc	12,023	848
Gilead Sciences Inc	32,662	3,595
HCA Healthcare Inc	4,654	1,775
Henry Schein Inc *	2,923	205
Hologic Inc *	5,517	343
Humana Inc	3,184	742
IDEXX Laboratories Inc *	2,157	1,107
Incyte Corp *	4,594	299
Insulet Corp *	1,851	602
Intuitive Surgical Inc *	9,291	5,132
IQVIA Holdings Inc *	4,426	621
Johnson & Johnson	62,559	9,710
Labcorp Holdings Inc	2,148	535
McKesson Corp	3,249	2,338
Medtronic PLC	33,139	2,750
Merck & Co Inc	65,711	5,049
Mettler-Toledo International Inc *	593	685
Moderna Inc *	9,731	258
Molina Healthcare Inc *	1,532	467
Pfizer Inc	148,418	3,486
Quest Diagnostics Inc	2,942	510
Regeneron Pharmaceuticals Inc	2,735	1,341

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ResMed Inc	3,873	$948
Revvity Inc	2,856	258
Solventum Corp *	3,988	291
STERIS PLC	2,499	613
Stryker Corp	8,868	3,393
Thermo Fisher Scientific Inc	9,953	4,009
UnitedHealth Group Inc	23,935	7,226
Universal Health Services Inc, Cl B	1,652	314
Vertex Pharmaceuticals Inc *	6,732	2,976
Viatris Inc	34,458	303
Waters Corp *	1,583	553
West Pharmaceutical Services Inc	1,885	397
Zimmer Biomet Holdings Inc	5,136	473
Zoetis Inc, Cl A	11,626	1,961

		125,536
Industrials — 6.8%
3M Co	14,082	2,089
A O Smith Corp	2,764	178
Allegion plc	2,415	345
Amentum Holdings Inc *	180	4
AMETEK Inc	6,070	1,085
Automatic Data Processing Inc	10,509	3,421
Axon Enterprise Inc *	1,903	1,428
Boeing Co/The *	19,369	4,015
Broadridge Financial Solutions Inc	3,100	753
Builders FirstSource Inc *	2,977	320
Carrier Global Corp	21,084	1,501
Caterpillar Inc	12,524	4,359
CH Robinson Worldwide Inc	3,214	308
Cintas Corp	8,911	2,018
Copart Inc *	22,905	1,179
CSX Corp	50,257	1,588
Cummins Inc	3,602	1,158
Dayforce Inc *	4,557	269
Deere & Co	6,544	3,313
Delta Air Lines Inc	17,005	823
Dover Corp	3,494	621
Eaton Corp PLC	10,219	3,272
Emerson Electric Co	14,676	1,752
Equifax Inc	3,278	866
Expeditors International of Washington Inc	3,577	403
Fastenal Co	30,024	1,241
FedEx Corp	5,780	1,261
Fortive Corp	8,940	627
GE Vernova Inc	7,152	3,383
Generac Holdings Inc *	1,389	170
General Dynamics Corp	6,593	1,836
General Electric Co	27,932	6,869
Honeywell International Inc	17,082	3,872
Howmet Aerospace Inc	10,569	1,795
Hubbell Inc, Cl B	1,447	564
Huntington Ingalls Industries Inc	902	201
IDEX Corp	1,794	324

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Illinois Tool Works Inc	6,944	$1,702
Ingersoll Rand Inc	10,631	868
Jacobs Solutions Inc	2,967	375
JB Hunt Transport Services Inc	1,892	263
Johnson Controls International plc	17,225	1,746
L3Harris Technologies Inc	4,943	1,208
Leidos Holdings Inc	3,526	524
Lennox International Inc	847	478
Lockheed Martin Corp	5,424	2,616
Masco Corp	5,172	323
Nordson Corp	1,258	267
Norfolk Southern Corp	5,907	1,460
Northrop Grumman Corp	3,535	1,714
Old Dominion Freight Line Inc	4,963	795
Otis Worldwide Corp	10,400	992
PACCAR Inc	13,692	1,285
Parker-Hannifin Corp	3,341	2,221
Paychex Inc	8,372	1,322
Paycom Software Inc	1,301	337
Pentair PLC	4,487	445
Quanta Services Inc	3,879	1,329
Republic Services Inc, Cl A	5,304	1,365
Rockwell Automation Inc	2,993	944
Rollins Inc	7,381	422
RTX Corp	34,729	4,740
Snap-on Inc	1,321	424
Southwest Airlines Co	16,167	540
Stanley Black & Decker Inc	4,445	291
Textron Inc	5,121	379
Trane Technologies PLC	5,821	2,505
TransDigm Group Inc	1,455	2,136
Uber Technologies Inc *	54,580	4,593
Union Pacific Corp	15,592	3,456
United Airlines Holdings Inc *	8,345	663
United Parcel Service Inc, Cl B	18,968	1,850
United Rentals Inc	1,713	1,213
Veralto Corp	6,341	641
Verisk Analytics Inc, Cl A	3,701	1,163
Waste Management Inc	9,467	2,281
Westinghouse Air Brake Technologies Corp	4,514	913
WW Grainger Inc	1,161	1,263
Xylem Inc/NY	6,431	810

		114,073
Information Technology — 24.1%
Adobe Inc *	11,321	4,699
Advanced Micro Devices Inc *	42,273	4,681
Akamai Technologies Inc *	4,212	320
Amphenol Corp, Cl A	31,414	2,825
Analog Devices Inc	12,837	2,747
ANSYS Inc *	2,318	767
Apple Inc	391,155	78,563
Applied Materials Inc	20,999	3,292
Arista Networks Inc *	26,792	2,321

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Autodesk Inc *	5,604	$1,659
Broadcom Inc	122,092	29,555
Cadence Design Systems Inc *	7,126	2,046
CDW Corp/DE	3,402	614
Cisco Systems Inc	103,781	6,542
Cognizant Technology Solutions Corp, Cl A	12,996	1,053
Corning Inc	20,292	1,006
Crowdstrike Holdings Inc, Cl A *	6,383	3,009
Dell Technologies Inc, Cl C	8,263	919
Enphase Energy Inc *	3,126	129
EPAM Systems Inc *	1,518	265
F5 Inc *	1,457	416
Fair Isaac Corp *	639	1,103
First Solar Inc *	2,893	457
Fortinet Inc *	16,559	1,685
Gartner Inc *	2,027	885
Gen Digital Inc	14,629	417
GoDaddy Inc, Cl A *	3,577	652
Hewlett Packard Enterprise Co	33,504	579
HP Inc	24,918	620
Intel Corp	112,059	2,191
International Business Machines Corp	23,998	6,217
Intuit Inc	7,315	5,512
Jabil Inc	2,998	504
Juniper Networks Inc	9,014	324
Keysight Technologies Inc *	4,457	700
KLA Corp	3,442	2,605
Lam Research Corp	33,238	2,685
Microchip Technology Inc	14,289	829
Micron Technology Inc	28,839	2,724
Microsoft Corp	193,613	89,132
Monolithic Power Systems Inc	1,233	816
Motorola Solutions Inc	4,339	1,802
NetApp Inc	5,375	533
NVIDIA Corp	637,652	86,166
ON Semiconductor Corp *	11,356	477
Oracle Corp	42,255	6,994
Palantir Technologies Inc, Cl A *	53,329	7,028
Palo Alto Networks Inc *	17,114	3,293
PTC Inc *	3,098	521
QUALCOMM Inc	28,908	4,197
Roper Technologies Inc	2,790	1,591
Salesforce Inc	24,921	6,613
Seagate Technology Holdings PLC	5,573	657
ServiceNow Inc *	5,411	5,471
Skyworks Solutions Inc	4,586	317
Super Micro Computer Inc *	13,406	537
Synopsys Inc *	4,019	1,865
Teledyne Technologies Inc *	1,185	591
Teradyne Inc	4,487	353
Texas Instruments Inc	23,769	4,346
Trimble Inc *	6,588	470
Tyler Technologies Inc *	1,091	629

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

May 31, 2025

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
VeriSign Inc	2,154	$587
Western Digital Corp *	9,261	477
Workday Inc, Cl A *	5,590	1,385
Zebra Technologies Corp, Cl A *	1,422	412

		405,377
Materials — 1.5%
Air Products and Chemicals Inc	5,785	1,613
Albemarle Corp	2,717	151
Amcor PLC	59,522	542
Avery Dennison Corp	2,181	388
Ball Corp	8,050	431
CF Industries Holdings Inc	4,753	431
Corteva Inc	17,959	1,271
Dow Inc	18,090	502
DuPont de Nemours Inc	11,042	738
Eastman Chemical Co	2,663	209
Ecolab Inc	6,556	1,741
Freeport-McMoRan Inc, Cl B	37,479	1,442
International Flavors & Fragrances Inc	6,655	510
International Paper Co	13,971	668
Linde PLC	12,357	5,778
LyondellBasell Industries NV, Cl A	6,951	393
Martin Marietta Materials Inc	1,618	886
Mosaic Co/The	9,238	334
Newmont Corp	29,685	1,565
Nucor Corp	6,116	669
Packaging Corp of America	2,369	458
PPG Industries Inc	5,922	656
Sherwin-Williams Co/The	6,009	2,156
Smurfit WestRock PLC	12,664	549
Steel Dynamics Inc	3,698	455
Vulcan Materials Co	3,489	925

		25,461
Real Estate — 1.7%
Alexandria Real Estate Equities Inc ‡	3,686	259
American Tower Corp, Cl A ‡	12,090	2,595
AvalonBay Communities Inc ‡	3,755	776
BXP Inc ‡	3,359	226
Camden Property Trust ‡	2,967	349
CBRE Group Inc, Cl A *	7,763	971
CoStar Group Inc *	11,110	817
Crown Castle Inc ‡	11,373	1,141
Digital Realty Trust Inc ‡	8,281	1,420
Equinix Inc ‡	2,525	2,244
Equity Residential ‡	8,725	612
Essex Property Trust Inc ‡	1,732	492
Extra Space Storage Inc ‡	5,598	846
Federal Realty Investment Trust ‡	1,734	166
Healthpeak Properties Inc ‡	19,001	331
Host Hotels & Resorts Inc ‡	16,257	252
Invitation Homes Inc ‡	15,078	508
Iron Mountain Inc ‡	7,812	771

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kimco Realty Corp ‡	18,125	$385
Mid-America Apartment Communities Inc ‡	3,082	483
Prologis Inc ‡	23,975	2,604
Public Storage ‡	4,121	1,271
Realty Income Corp ‡	22,853	1,294
Regency Centers Corp ‡	4,478	323
SBA Communications Corp, Cl A ‡	2,695	625
Simon Property Group Inc ‡	8,008	1,306
UDR Inc ‡	8,147	337
Ventas Inc ‡	11,559	743
VICI Properties Inc, Cl A ‡	27,767	880
Welltower Inc ‡	15,775	2,434
Weyerhaeuser Co ‡	18,783	487

		27,948
Utilities — 1.9%
AES Corp/The	16,397	165
Alliant Energy Corp	6,775	422
Ameren Corp	7,161	694
American Electric Power Co Inc	13,890	1,437
American Water Works Co Inc	5,161	738
Atmos Energy Corp	4,226	654
CenterPoint Energy Inc	16,735	623
CMS Energy Corp	7,659	538
Consolidated Edison Inc	9,101	951
Constellation Energy Corp	8,139	2,492
Dominion Energy Inc	21,966	1,245
DTE Energy Co	5,488	750
Duke Energy Corp	20,090	2,365
Edison International	10,078	561
Entergy Corp	11,276	939
Evergy Inc	6,025	400
Eversource Energy	9,485	615
Exelon Corp	26,294	1,152
FirstEnergy Corp	13,246	555
NextEra Energy Inc	53,753	3,797
NiSource Inc	12,653	500
NRG Energy Inc	5,318	829
PG&E Corp	57,644	973
Pinnacle West Capital Corp	2,621	239
PPL Corp	18,787	653
Public Service Enterprise Group Inc	13,067	1,059
Sempra	16,577	1,303
Southern Co/The	28,350	2,551
Vistra Corp	8,928	1,434
WEC Energy Group Inc	8,366	899
Xcel Energy Inc	15,063	1,056

		32,589
Total Common Stock
(Cost $437,507) ($ Thousands)		1,298,208

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK — 0.5%

Ireland — 0.3%
Information Technology — 0.3%
Accenture PLC, Cl A	16,310	$5,167

Jersey — 0.0%
Consumer Discretionary — 0.0%
APTIV PLC *	6,474	432

Netherlands — 0.1%
Information Technology — 0.1%
NXP Semiconductors NV	6,643	1,270

Switzerland — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	7,820	1,252

Total Foreign Common Stock
(Cost $3,450) ($ Thousands)		8,121

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	19,607,108	$19,607
Total Cash Equivalent
(Cost $19,607) ($ Thousands)		19,607

PURCHASED OPTIONS — 0.2%
Total Purchased Options ^
(Cost $9,840) ($ Thousands)		2,770

PURCHASED SWAPTIONS — 0.4%
Total Purchased Swaptions
(Cost $10,926) ($ Thousands)		7,284

Total Investments in Securities — 79.3%
(Cost $481,330) ($ Thousands)		$1,335,990

WRITTEN OPTIONS — (0.1)%
Total Written Options ^
(Premiums Received $3,093) ($ Thousands)		$(1,947)

WRITTEN SWAPTIONS — (0.1)%
Total Written Swaptions
(Premiums Received $7,086) ($ Thousands)		$(1,242)

A list of open exchange traded options contracts for the Fund at May 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.2%
Put Options
EUR PUT/ JPY CALL	105,738,241	$16,072,213	$152.00	8/16/2025	$211

Call Options		–
USD CALL/ CNH PUT	340,000,000	$2,465,000	7.25	8/16/2025	$1,085
XAU PUT/ USD CALL^	23,700	96,103	4,055.00	4/18/2026	1,474

		2,561,103			2,559

Total Purchased Options		$18,633,316			$2,770
WRITTEN OPTIONS — (0.1)%
Put Options
EUR PUT/ JPY CALL	(105,738,241)	$(14,803,354)	140.00	08/16/2025	$(22)

Call Options
XAU PUT/ USD CALL^	(23,700)	$(73,707)	3,110.00	04/18/2026	$(1,925)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

May 31, 2025

Dynamic Asset Allocation Fund (Concluded)

A list of open exchange traded options contracts for the Fund at May 31, 2025, is as follows:
Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
WRITTEN OPTIONS (continued)
Total Written Options		$(14,877,061)			$(1,947)

A list of open over the counter swaptions contracts for the Fund at May 31, 2025, is as follows:
Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.4%
Call Swaptions
Swaption	Bank of America Merrill Lynch	$1,615,000,000	$0.75	05/22/2027	$2,896

Put Swaptions
Swaption	Bank of America Merrill Lynch	$121,680,000	3.04	03/22/2036	$1,238
Swaption	Bank of America Merrill Lynch	1,590,000,000	3.86	07/18/2026	2,234
Swaption	Bank of America Merrill Lynch	660,000,000	3.86	07/18/2026	916
		2,371,680,000			4,388
Total Purchased Swaptions		$3,986,680,000			$7,284
WRITTEN SWAPTIONS — (0.1)%
Put Swaptions
Swaption	Bank of America Merrill Lynch	$(1,078,480,000)	2.43	03/20/2027	$(506)
Swaption	Bank of America Merrill Lynch	(3,180,000,000)	4.36	07/18/2026	(80)
Swaption	Bank of America Merrill Lynch	(1,320,000,000)	4.36	07/18/2026	(32)
		(5,578,480,000)			(618)
Call Swaptions
Swaption	Bank of America Merrill Lynch	$(1,615,000,000)	1.50	05/22/2027	$(624)
Total Written Swaptions		$(7,193,480,000)			$(1,242)

A list of the open futures contracts held by the Fund at May 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI^	1,262	Jun-2025	$359,118	$373,299	$14,181
			$359,118	$373,299	$14,181

A list of OTC swap agreements held by the fund at May 31, 2025, is as follows

Cross-Currency Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payment (Thousands)	Net Unrealized Depreciation (Thousands)
JPMorgan Chase	SOFR	EUROSTR -0.025%	Quarterly	09/17/2025	EUR	901,030	$(22)	$–	$(22)
JPMorgan Chase	SOFR	EUROSTR -0.03%	Quarterly	09/17/2025	EUR	2,405,956	(94)	–	(94)
							$(116)	$–	$(116)

A list of the open centrally cleared swap agreements held by the Fund at May 31, 2025, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
SOFR	4.35%	Annually	11/02/2031	USD	837,500	$25,980	$–	$25,980
2.385%^	U.S. CPI	Annually	07/31/2029	USD	265,000	7,662	–	7,662
2.39%^	U.S. CPI	Annually	07/31/2029	USD	265,000	7,610	–	7,610
2.4%^	U.S. CPI	Annually	08/01/2029	USD	107,000	3,027	–	3,027
2.659%^	U.S. CPI	Annually	02/27/2033	USD	269,000	15,828	–	15,828
0.28096%	1-Day JPY-MUTKCALM	Annually	05/15/2026	JPY	264,893,382	5,655	–	5,655

SEI Institutional Investments Trust

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
0.29283%	TONAR	Annually	05/15/2026	JPY	209,944,853	$4,317	$–	$4,317
SOFR	3.41%	Annually	12/11/2028	USD	1,023,842	366	–	366
3.432%	SOFR	Annually	12/11/2056	USD	107,637	10,637	–	10,637
4.161%	SOFR	Annually	11/02/2056	USD	214,675	(4,408)	–	(4,408)
4.2725%	SOFR	Annually	07/22/2025	USD	1,150,000	358	–	358
4.36%	SOFR	Annually	07/26/2025	USD	517,500	102	–	102
						$77,134	$–	$77,134

Percentages are based on Net Assets of $1,684,842 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
^	Security, or a portion thereof, is held by DAA Commodity Strategy Subsidiary, Ltd. as of May 31, 2025.

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,298,208	–	–	1,298,208
Foreign Common Stock	8,121	–	–	8,121
Cash Equivalent	19,607	–	–	19,607
Purchased Options	2,770	–	–	2,770
Purchased Swaptions	–	7,284	–	7,284
Total Investments in Securities	1,328,706	7,284	–	1,335,990

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(1,947)	–	–	(1,947)
Written Swaptions	–	(1,242)	–	(1,242)
Futures Contracts*
Unrealized Appreciation	14,181	–	–	14,181
OTC Swaps
Cross-Currency Swaps*
Unrealized Depreciation	–	(116)	–	(116)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	81,542	–	81,542
Unrealized Depreciation	–	(4,408)	–	(4,408)
Total Other Financial Instruments	12,234	75,776	–	88,010

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended May 31, 2025 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$19,589	$232,950	$(232,932)	$—	$—	$19,607	$1,038	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

May 31, 2025

Multi-Asset Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 54.3%
U.S. Treasury Bills ^
11.910%, 06/24/2025 (A)	$500	$499
4.257%, 06/12/2025 (A)	11,000	10,987
4.249%, 07/31/2025 (A)	6,200	6,157
4.248%, 07/24/2025 (A)	11,300	11,231
4.243%, 07/17/2025 (A)	4,500	4,476
4.241%, 06/26/2025 (A)	8,000	7,978
4.235%, 07/10/2025 (A)	3,300	3,285
4.229%, 06/20/2025 (A)	16,400	16,365
4.227%, 06/05/2025 (A)	1,200	1,200
4.217%, 07/03/2025 (A)	8,000	7,971
U.S. Treasury Inflation-Protected Securities
0.750%, 07/15/2028	21,894	21,572
0.375%, 07/15/2027	142,463	140,421
0.250%, 07/15/2029 (I)	118,823	113,547
0.125%, 01/15/2030	5,639	5,292
0.125%, 07/15/2030	16,573	15,471
U.S. Treasury Notes ^
5.000%, 08/31/2025	1,000	1,001
4.875%, 05/31/2026	800	806
4.750%, 07/31/2025	1,200	1,201
4.546%, USBMMY3M + 0.245%, 01/31/2026 (B)(C)	8,300	8,312
4.501%, USBMMY3M + 0.205%, 10/31/2026 (C)	7,600	7,611
4.500%, 04/15/2027	1,000	1,010
4.483%, USBMMY3M + 0.182%, 07/31/2026 (C)	2,300	2,303
4.471%, USBMMY3M + 0.170%, 10/31/2025 (B)(C)	9,200	9,204
4.456%, USBMMY3M + 0.160%, 04/30/2027 (C)	3,500	3,502
4.451%, USBMMY3M + 0.150%, 04/30/2026 (C)	5,300	5,304
4.426%, USBMMY3M + 0.125%, 07/31/2025 (C)	7,600	7,601
4.394%, USBMMY3M + 0.098%, 01/31/2027 (B)(C)	2,900	2,901
4.375%, 08/15/2026	1,200	1,204
4.375%, 07/15/2027	800	808
4.250%, 12/31/2026	1,500	1,506
4.250%, 01/15/2028	700	706
4.250%, 02/15/2028	1,500	1,514
4.000%, 02/15/2026	700	699
3.750%, 08/31/2026	400	398
3.375%, 09/15/2027	800	791

Total U.S. Treasury Obligations
(Cost $421,540) ($ Thousands)		424,834

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 28.4%

Communication Services — 2.4%
Alphabet Inc, Cl A	13,163	$2,261
Alphabet Inc, Cl C	10,863	1,878
AST SpaceMobile Inc, Cl A *	2,092	48
AT&T Inc (D)	88,458	2,459
Cinemark Holdings Inc	253	9
Cogent Communications Holdings Inc	409	19
Electronic Arts Inc	1,220	175
Frontier Communications Parent Inc *	3,441	125
GCI Liberty - Escrow *	1,350	—
Globalstar Inc *	342	6
Iridium Communications Inc	1,840	47
Liberty Global Ltd, Cl A *	1,779	17
Liberty Global PLC *	1,845	18
Liberty Latin America Ltd, Cl C *	3,003	15
Liberty Media Corp-Liberty Formula One, Cl C *	1,572	152
Live Nation Entertainment Inc *	804	110
Lumen Technologies Inc *	12,326	48
Madison Square Garden Sports Corp, Cl A *	70	13
Match Group Inc	1,152	34
Meta Platforms Inc, Cl A	4,933	3,194
Netflix Inc *	1,992	2,405
Pinterest Inc, Cl A *	1,345	42
ROBLOX Corp, Cl A *	2,808	244
Roku Inc, Cl A *	673	49
Spotify Technology SA *	669	445
Take-Two Interactive Software Inc *	919	208
Telephone and Data Systems Inc	1,012	35
TKO Group Holdings Inc, Cl A	328	52
T-Mobile US Inc	5,819	1,409
Verizon Communications Inc	52,109	2,291
Walt Disney Co/The	8,954	1,012
Warner Bros Discovery Inc *(D)	12,025	120

		18,940
Consumer Staples — 7.2%
Albertsons Cos Inc, Cl A	6,946	154
Altria Group Inc (D)	29,497	1,788
Andersons Inc/The	375	13
Archer-Daniels-Midland Co	8,564	413
BellRing Brands Inc *	2,278	143
BJ's Wholesale Club Holdings Inc *	2,272	257
Boston Beer Co Inc/The, Cl A *	114	26
Brown-Forman Corp, Cl A	1,163	39
Brown-Forman Corp, Cl B	3,236	108
Bunge Global SA	2,275	178
Cal-Maine Foods Inc	723	69
Campbell Soup Co	3,281	112
Casey's General Stores Inc	691	302
Celsius Holdings Inc *	2,986	113
Central Garden & Pet Co, Cl A *	586	19
Chefs' Warehouse Inc/The *	463	30

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Church & Dwight Co Inc	4,177	$411
Clorox Co/The	2,231	294
Coca-Cola Co/The (D)	67,940	4,898
Coca-Cola Consolidated Inc	1,080	124
Colgate-Palmolive Co	14,342	1,333
Conagra Brands Inc	8,211	188
Constellation Brands Inc, Cl A	2,935	523
Costco Wholesale Corp (D)	7,812	8,126
Coty Inc, Cl A *	5,345	26
Darling Ingredients Inc *	3,235	101
Dole PLC	1,997	28
Dollar General Corp	3,849	374
Dollar Tree Inc *	3,532	319
Edgewell Personal Care Co	606	17
elf Beauty Inc *	1,162	131
Energizer Holdings Inc	1,064	25
Estee Lauder Cos Inc/The, Cl A	4,479	300
Flowers Foods Inc	3,606	61
Fresh Del Monte Produce Inc	1,101	39
Freshpet Inc *	855	69
General Mills Inc	9,361	508
Grocery Outlet Holding Corp *	2,231	30
Hain Celestial Group Inc/The *	2,310	4
Herbalife Ltd *	2,495	19
Hershey Co/The	2,653	426
Hormel Foods Corp	5,441	167
Ingles Markets Inc, Cl A	394	25
Ingredion Inc	1,276	178
Inter Parfums Inc	259	35
J & J Snack Foods Corp	343	40
J M Smucker Co/The	1,767	199
John B Sanfilippo & Son Inc	339	21
Kellanova	4,388	363
Kenvue Inc	34,181	816
Keurig Dr Pepper Inc	21,090	710
Kimberly-Clark Corp	5,647	812
Kraft Heinz Co/The	15,152	405
Kroger Co/The	11,316	772
Lamb Weston Holdings Inc	2,400	134
Lancaster Colony Corp	385	64
Maplebear Inc *	2,882	132
McCormick & Co Inc/MD	4,452	324
MGP Ingredients Inc	315	9
Molson Coors Beverage Co, Cl B	3,170	170
Mondelez International Inc, Cl A	22,815	1,540
Monster Beverage Corp *	12,359	790
National Beverage Corp	330	15
Nu Skin Enterprises Inc, Cl A	1,445	12
PepsiCo Inc (D)	23,992	3,154
Performance Food Group Co *	3,160	283
Philip Morris International Inc (D)	27,265	4,924
Pilgrim's Pride Corp	633	31
Post Holdings Inc *	1,006	111

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PriceSmart Inc	546	$59
Primo Brands Corp	3,614	120
Procter & Gamble Co/The (D)	41,418	7,037
Reynolds Consumer Products Inc	542	12
Seaboard Corp	7	19
Simply Good Foods Co/The *	1,236	43
SpartanNash Co	1,457	28
Spectrum Brands Holdings Inc	552	32
Sprouts Farmers Market Inc *	1,764	305
Sysco Corp	8,387	612
Target Corp	8,468	796
TreeHouse Foods Inc *	1,204	27
Turning Point Brands Inc	398	30
Tyson Foods Inc, Cl A (D)	4,849	272
United Natural Foods Inc *	1,612	49
Universal Corp/VA	684	45
US Foods Holding Corp *	3,869	306
Utz Brands Inc	999	13
Vita Coco Co Inc/The *	334	12
Vital Farms Inc *	691	22
Walgreens Boots Alliance Inc	13,533	152
Walmart Inc (D)	75,871	7,490
WD-40 Co	260	63
Weis Markets Inc	493	37
WK Kellogg Co	473	8

		55,963
Energy — 7.0%
Antero Midstream Corp	9,348	176
Antero Resources Corp *	9,673	362
APA Corp	14,041	239
Archrock Inc	5,108	127
Ardmore Shipping Corp	1,704	16
Aris Water Solutions Inc, Cl A	1,444	32
Atlas Energy Solutions Inc, Cl A	1,722	21
Baker Hughes Co, Cl A	30,975	1,148
Bristow Group Inc *	716	21
Cactus Inc, Cl A	1,614	66
California Resources Corp	3,371	149
Centrus Energy Corp, Cl A *	597	76
ChampionX Corp	5,076	122
Cheniere Energy Inc	6,992	1,657
Chesapeake Energy Corp	7,347	853
Chevron Corp (D)	51,111	6,987
Chord Energy Corp	2,047	184
Civitas Resources Inc	2,814	77
Clean Energy Fuels Corp *	7,126	13
CNX Resources Corp *	4,448	144
Comstock Resources Inc *	3,259	76
ConocoPhillips (D)	40,415	3,449
CONSOL Energy Inc	1,568	109
Core Laboratories Inc	1,242	13
Coterra Energy Inc, Cl A	20,065	488
Crescent Energy Co, Cl A	3,953	33

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

May 31, 2025

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CVR Energy Inc	501	$12
Delek US Holdings Inc	2,371	46
Devon Energy Corp	18,287	553
DHT Holdings Inc	5,005	58
Diamondback Energy Inc	6,019	810
Diversified Energy Co PLC	685	10
Dorian LPG Ltd	858	18
DT Midstream Inc	2,816	295
Encore Energy Corp *	8,840	18
Energy Fuels Inc/Canada *	6,451	32
EOG Resources Inc	16,939	1,839
EQT Corp	17,949	990
Excelerate Energy Inc, Cl A	166	5
Expro Group Holdings NV *	1,878	16
Exxon Mobil Corp (D)	137,082	14,023
FLEX LNG Ltd	871	21
Golar LNG Ltd	2,683	110
Green Plains Inc *	2,152	9
Gulfport Energy Corp *	384	74
Halliburton Co	24,524	480
Helix Energy Solutions Group Inc *	6,039	37
Helmerich & Payne Inc	2,670	41
Hess Corp	8,536	1,128
HF Sinclair Corp	6,274	227
Innovex International Inc *	1,494	21
International Seaways Inc	1,220	45
Kinder Morgan Inc	60,685	1,702
Kinetik Holdings Inc, Cl A	995	44
Kodiak Gas Services Inc	1,132	40
Kosmos Energy Ltd *	14,422	24
Liberty Energy Inc, Cl A	4,166	48
Magnolia Oil & Gas Corp, Cl A	4,851	104
Marathon Petroleum Corp (D)	9,840	1,582
Matador Resources Co	3,350	144
Murphy Oil Corp	4,040	85
Nabors Industries Ltd *	440	11
New Fortress Energy Inc, Cl A	2,545	6
NextDecade Corp *	4,583	38
Noble Corp PLC	3,817	95
Nordic American Tankers Ltd	8,650	23
Northern Oil & Gas Inc	2,512	67
NOV Inc	10,042	120
Occidental Petroleum Corp	21,799	889
Oceaneering International Inc *	2,489	47
ONEOK Inc	20,079	1,623
Ovintiv Inc	8,673	311
Par Pacific Holdings Inc *	1,423	31
Patterson-UTI Energy Inc	23,278	128
PBF Energy Inc, Cl A	2,798	53
Peabody Energy Corp	4,022	53
Permian Resources Corp, Cl A	22,400	282
Phillips 66	12,931	1,467
ProPetro Holding Corp *	2,710	15

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Range Resources Corp	7,012	$267
REX American Resources Corp *	440	19
RPC Inc	4,932	22
Sable Offshore Corp *	1,159	33
Schlumberger NV	43,996	1,454
Scorpio Tankers Inc	1,208	48
Seadrill Ltd *	2,025	47
Select Water Solutions Inc, Cl A	3,203	26
SFL Corp Ltd, Cl B	4,416	38
Sitio Royalties Corp, Cl A	3,914	67
SM Energy Co	5,553	130
Solaris Energy Infrastructure Inc, Cl A	648	18
Talos Energy Inc *	3,994	32
Targa Resources Corp	6,911	1,091
TechnipFMC PLC	11,305	352
Teekay Tankers Ltd, Cl A	521	23
TETRA Technologies Inc *	9,008	24
Texas Pacific Land Corp	609	678
Tidewater Inc *	1,266	50
Transocean Ltd *	19,394	48
Uranium Energy Corp *	9,689	57
VAALCO Energy Inc	5,541	18
Valaris Ltd *	1,441	54
Valero Energy Corp (D)	9,652	1,245
Viper Energy Inc, Cl A	3,617	144
Vitesse Energy Inc	1,178	25
Weatherford International PLC	1,934	84
Williams Cos Inc/The	37,422	2,264
World Kinect Corp	1,633	45

		54,991
Health Care — 5.3%
10X Genomics Inc, Cl A *	1,298	12
Abbott Laboratories	13,084	1,748
AbbVie Inc	13,412	2,496
ACADIA Pharmaceuticals Inc *	1,940	42
Addus HomeCare Corp *	242	27
ADMA Biologics Inc *	2,255	45
Agilent Technologies Inc	2,326	260
Agios Pharmaceuticals Inc *	229	7
Akero Therapeutics Inc *	628	31
Align Technology Inc *	579	105
Alkermes PLC *	1,229	38
Alnylam Pharmaceuticals Inc *	1,038	316
Amedisys Inc *	307	29
Amgen Inc (D)	4,000	1,153
Amicus Therapeutics Inc *	2,796	17
AMN Healthcare Services Inc *	384	8
Amphastar Pharmaceuticals Inc *	518	13
Apellis Pharmaceuticals Inc *	992	17
Apogee Therapeutics Inc *	633	23
Arcellx Inc *	468	29
Arrowhead Pharmaceuticals Inc *	1,007	16
Astrana Health Inc *	107	3

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Avantor Inc *	4,642	$60
Avidity Biosciences Inc *	998	31
Axsome Therapeutics Inc *	335	35
Azenta Inc *	455	12
Baxter International Inc (D)	3,823	117
Beam Therapeutics Inc *	43	1
Becton Dickinson & Co	2,171	375
Biogen Inc *	1,708	222
BioMarin Pharmaceutical Inc *	1,238	72
Bio-Rad Laboratories Inc, Cl A *	109	25
Bio-Techne Corp	1,241	60
Blueprint Medicines Corp *	574	58
Boston Scientific Corp *	11,358	1,196
Bridgebio Pharma Inc *	1,239	42
Bristol-Myers Squibb Co	14,951	722
Bruker Corp	555	20
Cardinal Health Inc	1,745	269
Catalyst Pharmaceuticals Inc *	1,618	40
Celldex Therapeutics Inc *	792	16
Cencora Inc	1,304	380
Centene Corp *	3,593	203
Certara Inc *	1,670	19
Charles River Laboratories International Inc *	423	57
Chemed Corp	87	50
Cigna Group/The	1,992	631
Concentra Group Holdings Parent Inc	902	20
CONMED Corp	440	25
Cooper Cos Inc/The *	1,371	94
Corcept Therapeutics Inc *	407	32
CorVel Corp *	300	33
Crinetics Pharmaceuticals Inc *	769	23
CVS Health Corp	9,407	602
Cytokinetics Inc *	1,026	32
Danaher Corp	4,890	929
DaVita Inc *	377	51
Denali Therapeutics Inc *	1,280	17
Dentsply Sirona Inc	1,927	31
Dexcom Inc *	2,768	237
Doximity Inc, Cl A *	796	41
Dynavax Technologies Corp, Cl A *	1,968	19
Dyne Therapeutics Inc *	769	9
Edwards Lifesciences Corp *	4,271	334
Elanco Animal Health Inc *	4,345	58
Elevance Health Inc	1,701	653
Eli Lilly & Co	5,951	4,390
Encompass Health Corp	724	88
Enovis Corp *	714	22
Ensign Group Inc/The	457	67
Envista Holdings Corp *	1,835	34
Exact Sciences Corp *	1,120	63
Exelixis Inc *	1,690	73
Fortrea Holdings Inc *	800	3

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
GE HealthCare Technologies Inc	3,194	$225
Geron Corp *	6,774	10
Gilead Sciences Inc (D)	9,065	998
Glaukos Corp *	414	39
Globus Medical Inc, Cl A *	913	54
Guardant Health Inc *	1,235	50
Haemonetics Corp *	263	18
Halozyme Therapeutics Inc *	1,002	56
HCA Healthcare Inc	1,395	532
HealthEquity Inc *	1,154	116
Henry Schein Inc *	1,270	89
Hims & Hers Health Inc *	1,212	69
Hologic Inc *	1,744	108
Humana Inc	906	211
ICU Medical Inc *	216	29
Ideaya Biosciences Inc *	1,035	21
IDEXX Laboratories Inc *	574	295
Illumina Inc *	1,220	100
Incyte Corp *	1,271	83
Insmed Inc *	1,446	101
Inspire Medical Systems Inc *	203	28
Insulet Corp *	523	170
Integer Holdings Corp *	208	25
Integra LifeSciences Holdings Corp *	764	10
Intellia Therapeutics Inc *	1,368	9
Intuitive Surgical Inc *	2,647	1,462
Ionis Pharmaceuticals Inc *	1,251	42
Iovance Biotherapeutics Inc *	2,165	4
IQVIA Holdings Inc *	1,703	239
iRhythm Technologies Inc *	208	29
Jazz Pharmaceuticals PLC *	330	36
Johnson & Johnson	17,984	2,791
Krystal Biotech Inc *	207	26
Kymera Therapeutics Inc *	665	20
Labcorp Holdings Inc	652	162
Lantheus Holdings Inc *	349	26
LeMaitre Vascular Inc	263	22
Ligand Pharmaceuticals Inc *	253	26
LivaNova PLC *	534	23
Madrigal Pharmaceuticals Inc *	114	31
Masimo Corp *	264	43
McKesson Corp	924	665
Medpace Holdings Inc *	203	60
Medtronic PLC	9,193	763
Merck & Co Inc	19,085	1,466
Merit Medical Systems Inc *	333	32
Mettler-Toledo International Inc *	142	164
Moderna Inc *	2,118	56
Molina Healthcare Inc *	385	117
Myriad Genetics Inc *	1,136	5
Natera Inc *	842	133
NeoGenomics Inc *	999	7
Neurocrine Biosciences Inc *	729	90

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

May 31, 2025

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Novocure Ltd *	401	$8
Nuvalent Inc, Cl A *	378	28
Option Care Health Inc *	858	28
Organon & Co	2,315	21
Penumbra Inc *	248	66
Perrigo Co PLC	1,200	32
Pfizer Inc	42,381	996
Premier Inc, Cl A	3,912	90
Prestige Consumer Healthcare Inc *	385	33
Privia Health Group Inc *	1,305	30
PROCEPT BioRobotics Corp *	175	10
Progyny Inc *	1,026	22
Protagonist Therapeutics Inc *	750	36
PTC Therapeutics Inc *	720	35
QIAGEN NV	1,570	71
Quest Diagnostics Inc	862	149
QuidelOrtho Corp *	663	20
RadNet Inc *	508	29
Regeneron Pharmaceuticals Inc	821	403
Repligen Corp *	352	42
ResMed Inc	1,111	272
REVOLUTION Medicines Inc *	1,202	47
Revvity Inc	811	73
Rhythm Pharmaceuticals Inc *	1,072	66
Roivant Sciences Ltd *	2,796	31
Royalty Pharma PLC, Cl A	2,375	78
Sarepta Therapeutics Inc *	614	23
Scholar Rock Holding Corp *	705	20
Select Medical Holdings Corp	1,118	17
Solventum Corp *	1,177	86
Sotera Health Co *	1,761	22
SpringWorks Therapeutics Inc *	519	24
STAAR Surgical Co *	652	12
STERIS PLC	797	195
Stryker Corp	2,657	1,017
Supernus Pharmaceuticals Inc *	1,752	56
Surgery Partners Inc *	1,007	24
Syndax Pharmaceuticals Inc *	134	1
Tandem Diabetes Care Inc *	721	14
Teladoc Health Inc *	1,526	11
Teleflex Inc	341	42
Tenet Healthcare Corp *	700	118
TG Therapeutics Inc *	925	32
Thermo Fisher Scientific Inc	2,887	1,163
TransMedics Group Inc *	126	16
Twist Bioscience Corp *	246	7
UFP Technologies Inc *	94	22
Ultragenyx Pharmaceutical Inc *	748	25
United Therapeutics Corp *	327	104
UnitedHealth Group Inc (D)	6,979	2,107
Universal Health Services Inc, Cl B	350	67
Vaxcyte Inc *	2,652	86
Veeva Systems Inc, Cl A *	1,088	304

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Veracyte Inc *	280	$7
Vericel Corp *	606	25
Vertex Pharmaceuticals Inc *	2,004	886
Viatris Inc	7,493	66
Viking Therapeutics Inc *	743	20
Waters Corp *	399	139
Waystar Holding Corp *	769	31
West Pharmaceutical Services Inc	733	155
Zimmer Biomet Holdings Inc	1,462	135
Zoetis Inc, Cl A	3,278	553

		41,462
Industrials — 0.0%
BROOKFIELD INFRASTRUCTURE-A, Cl A	720	28

Information Technology — 2.2%
Accenture PLC, Cl A	1,589	503
Adobe Inc *	1,080	448
Akamai Technologies Inc *	269	20
Amdocs Ltd	325	30
ANSYS Inc *	226	75
AppLovin Corp, Cl A *	698	274
Atlassian Corp, Cl A *	499	104
Aurora Innovation Inc, Cl A *	1,779	11
Autodesk Inc *	532	158
BILL Holdings Inc *	323	14
Cadence Design Systems Inc *	768	220
Cloudflare Inc, Cl A *	751	125
Cognizant Technology Solutions Corp, Cl A	1,340	109
CommVault Systems Inc *	43	8
Confluent Inc, Cl A *	828	19
Crowdstrike Holdings Inc, Cl A *	552	260
Datadog Inc, Cl A *	794	94
DocuSign Inc, Cl A *	369	33
Dropbox Inc, Cl A *	129	4
Dynatrace Inc *	887	48
Elastic NV *	325	26
EPAM Systems Inc *	189	33
Fair Isaac Corp *	63	109
Fortinet Inc *	1,596	162
Gartner Inc *	182	79
Gen Digital Inc	1,464	42
Gitlab Inc, Cl A *	110	5
GoDaddy Inc, Cl A *	314	57
Guidewire Software Inc *	193	41
HubSpot Inc *	124	73
International Business Machines Corp	2,283	591
Intuit Inc	654	493
Kyndryl Holdings Inc *	441	17
Manhattan Associates Inc *	171	32
MARA Holdings Inc *	1,540	22
Microsoft Corp (D)	18,321	8,434
MicroStrategy Inc, Cl A *	643	237
MongoDB Inc, Cl A *	171	32

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nutanix Inc, Cl A *	491	$38
Okta Inc, Cl A *	355	37
Oracle Corp	4,118	682
Palantir Technologies Inc, Cl A *	5,228	689
Palo Alto Networks Inc *	1,725	332
PTC Inc *	318	53
Qualys Inc *	156	22
Roper Technologies Inc	233	133
Salesforce Inc	2,391	634
SentinelOne Inc, Cl A *	227	4
ServiceNow Inc *	540	546
Snowflake Inc, Cl A *	1,085	223
Synopsys Inc *	458	212
Twilio Inc, Cl A *	281	33
Tyler Technologies Inc *	98	57
UiPath Inc, Cl A *	2,002	27
Unity Software Inc *	978	25
Varonis Systems Inc, Cl B *	569	27
VeriSign Inc	212	58
Workday Inc, Cl A *	523	130
Zoom Video Communications Inc, Cl A *	745	61
Zscaler Inc *	250	69

		17,134
Real Estate — 2.9%
Acadia Realty Trust ‡	1,420	27
Agree Realty Corp ‡	1,661	125
Alexandria Real Estate Equities Inc ‡	2,620	184
American Assets Trust Inc ‡	1,452	29
American Healthcare REIT Inc ‡	2,732	95
American Homes 4 Rent, Cl A ‡	4,800	182
American Tower Corp, Cl A ‡	7,066	1,517
Americold Realty Trust Inc ‡	7,440	123
Apple Hospitality REIT Inc ‡	2,807	33
Armada Hoffler Properties Inc ‡	1,769	12
AvalonBay Communities Inc ‡	2,070	428
Brixmor Property Group Inc ‡	4,337	110
Broadstone Net Lease Inc, Cl A ‡	2,229	35
BXP Inc ‡	3,242	218
Camden Property Trust ‡	1,630	191
CareTrust REIT Inc ‡	2,576	74
CBRE Group Inc, Cl A *	4,760	595
Centerspace ‡	430	27
Compass Inc, Cl A *	4,431	26
COPT Defense Properties ‡	1,824	50
CoStar Group Inc *	7,076	520
Cousins Properties Inc ‡	2,767	78
Crown Castle Inc ‡	6,804	683
CubeSmart ‡	3,212	137
Curbline Properties Corp ‡	1,744	40
Cushman & Wakefield PLC *	4,153	42
DiamondRock Hospitality Co ‡	4,058	31
Digital Realty Trust Inc ‡	5,106	876
Douglas Emmett Inc ‡	2,945	42

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
EastGroup Properties Inc ‡	770	$131
Elme Communities ‡	833	13
Empire State Realty Trust Inc, Cl A ‡	2,829	22
EPR Properties ‡	884	49
Equinix Inc ‡	1,451	1,290
Equity LifeStyle Properties Inc ‡	2,997	191
Equity Residential ‡	5,948	417
Essential Properties Realty Trust Inc ‡	2,294	75
Essex Property Trust Inc ‡	951	270
Extra Space Storage Inc ‡	3,053	461
Federal Realty Investment Trust ‡	1,421	136
First Industrial Realty Trust Inc ‡	1,909	94
Four Corners Property Trust Inc ‡	1,127	31
Gaming and Leisure Properties Inc ‡	4,252	199
Getty Realty Corp ‡	1,013	30
Global Net Lease Inc ‡	3,525	27
Healthcare Realty Trust Inc, Cl A ‡	5,015	73
Healthpeak Properties Inc ‡	10,919	190
Highwoods Properties Inc ‡	1,126	33
Host Hotels & Resorts Inc ‡	9,789	152
Howard Hughes Holdings Inc *	469	32
Independence Realty Trust Inc ‡	2,888	54
Innovative Industrial Properties Inc, Cl A ‡	383	21
InvenTrust Properties Corp ‡	1,459	41
Invitation Homes Inc ‡	9,673	326
Iron Mountain Inc ‡	4,324	427
JBG SMITH Properties ‡	2,091	36
Jones Lang LaSalle Inc *	709	158
Kennedy-Wilson Holdings Inc	5,392	34
Kilroy Realty Corp ‡	1,506	48
Kimco Realty Corp ‡	13,109	279
Kite Realty Group Trust ‡	3,172	70
Lamar Advertising Co, Cl A ‡	1,480	178
Lineage Inc ‡	927	40
LTC Properties Inc ‡	630	22
LXP Industrial Trust, Cl B ‡	2,833	24
Macerich Co/The ‡	6,329	102
Medical Properties Trust Inc ‡	8,355	38
Mid-America Apartment Communities Inc ‡	1,757	275
MILLROSE PROPERTIES *	3,116	87
National Health Investors Inc ‡	543	39
National Storage Affiliates Trust ‡	1,000	34
NETSTREIT Corp ‡	4,416	71
Newmark Group Inc, Cl A	1,146	13
NexPoint Residential Trust Inc ‡	680	23
NNN REIT Inc ‡	3,049	127
Omega Healthcare Investors Inc ‡	3,742	138
Outfront Media Inc ‡	3,084	51
Paramount Group Inc ‡	6,372	39
Park Hotels & Resorts Inc ‡	2,647	27
Phillips Edison & Co Inc ‡	1,460	52
Piedmont Office Realty Trust Inc, Cl A ‡	2,606	19
PotlatchDeltic Corp ‡	905	36

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

May 31, 2025

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Prologis Inc ‡	14,336	$1,557
Public Storage ‡	2,337	721
Rayonier Inc ‡	2,078	49
Realty Income Corp ‡	12,925	732
Redfin Corp *	882	9
Regency Centers Corp ‡	2,585	186
Rexford Industrial Realty Inc ‡	3,405	120
RLJ Lodging Trust ‡	3,616	26
Ryman Hospitality Properties Inc ‡	1,399	136
Sabra Health Care REIT Inc ‡	3,721	65
Safehold Inc ‡	1,365	21
SBA Communications Corp, Cl A ‡	1,568	364
Service Properties Trust ‡	5,418	13
Simon Property Group Inc ‡	4,887	797
SITE Centers Corp ‡	872	10
SL Green Realty Corp ‡	1,003	57
St Joe Co/The	386	17
STAG Industrial Inc ‡	2,683	95
Summit Hotel Properties Inc ‡	3,591	16
Sun Communities Inc ‡	1,889	233
Sunstone Hotel Investors Inc ‡	2,968	27
Tanger Inc ‡	1,732	52
Terreno Realty Corp ‡	1,311	74
UDR Inc ‡	4,722	196
UMH Properties Inc ‡	1,654	28
Uniti Group Inc ‡	4,971	21
Urban Edge Properties ‡	2,660	48
Ventas Inc ‡	6,253	402
Veris Residential Inc ‡	1,495	23
VICI Properties Inc, Cl A ‡	15,505	492
Vornado Realty Trust ‡	2,540	96
Welltower Inc ‡	9,225	1,423
Weyerhaeuser Co ‡	12,027	312
WP Carey Inc ‡	3,059	192
Xenia Hotels & Resorts Inc ‡	2,525	31
Zillow Group Inc, Cl A *	586	39
Zillow Group Inc, Cl C *	2,329	156

		22,211
Utilities — 1.4%
AES Corp/The	5,814	59
ALLETE Inc	454	30
Alliant Energy Corp	2,094	130
Ameren Corp	2,255	218
American Electric Power Co Inc	4,506	466
American States Water Co	222	18
American Water Works Co Inc	1,650	236
Atmos Energy Corp	1,309	202
Avista Corp	373	14
Black Hills Corp	539	32
Brookfield Renewable Corp	1,331	39
California Water Service Group	479	23
CenterPoint Energy Inc	5,574	208
Chesapeake Utilities Corp	224	27

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Clearway Energy Inc, Cl C	1,217	$37
CMS Energy Corp	2,505	176
Consolidated Edison Inc	2,880	301
Constellation Energy Corp	2,555	782
Dominion Energy Inc	6,929	393
DTE Energy Co	1,717	235
Duke Energy Corp	6,147	724
Edison International	3,158	176
Entergy Corp	3,599	300
Essential Utilities Inc	2,695	104
Evergy Inc	1,679	111
Eversource Energy	3,241	210
Exelon Corp	7,921	347
FirstEnergy Corp	4,615	194
Hawaiian Electric Industries Inc *	529	6
IDACORP Inc, Cl Rights	524	62
MDU Resources Group Inc	1,584	27
MGE Energy Inc	203	18
National Fuel Gas Co	652	54
New Jersey Resources Corp	716	33
NextEra Energy Inc	17,290	1,221
NiSource Inc	3,525	139
Northwest Natural Holding Co	440	18
Northwestern Energy Group Inc	385	21
NRG Energy Inc	1,607	251
OGE Energy Corp	2,065	92
ONE Gas Inc	504	38
Ormat Technologies Inc	438	33
Otter Tail Corp	302	23
PG&E Corp	17,939	303
Pinnacle West Capital Corp	805	73
Portland General Electric Co	1,208	51
PPL Corp	5,825	202
Public Service Enterprise Group Inc	4,123	334
Sempra	5,188	408
SJW Group	437	23
Southern Co/The	8,622	776
Southwest Gas Holdings Inc	639	46
Spire Inc	462	35
TXNM Energy Inc	569	32
UGI Corp	1,531	55
Vistra Corp	2,700	434
WEC Energy Group Inc	2,562	275
Xcel Energy Inc	4,627	324

		11,199
Total Common Stock
(Cost $119,907) ($ Thousands)		221,928

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 6.4%
Communication Services — 0.2%
DISH DBS
5.250%, 12/01/2026 (E)	$920	$849
Prosus
3.680%, 01/21/2030	207	191
Time Warner Cable LLC
4.500%, 09/15/2042	245	189
Warnermedia Holdings
3.755%, 03/15/2027	596	578

		1,807

Consumer Discretionary — 1.0%
BMW US Capital LLC
4.650%, 03/19/2027 (E)	587	588
Ford Motor
3.250%, 02/12/2032	369	305
Ford Motor Credit LLC
6.125%, 03/08/2034	338	321
General Motors Financial
5.750%, 02/08/2031	708	716
Harley-Davidson Financial Services
6.500%, 03/10/2028 (E)	12	12
3.050%, 02/14/2027 (E)	613	589
Hilton Domestic Operating
5.875%, 04/01/2029 (E)	518	523
Hyundai Capital America
6.100%, 09/21/2028 (E)	292	301
5.275%, 06/24/2027 (E)	94	95
5.250%, 01/08/2027 (E)	200	201
Las Vegas Sands
6.000%, 06/14/2030	207	209
5.625%, 06/15/2028	268	269
LG Energy Solution
5.375%, 04/02/2030 (E)	979	971
Marriott International
5.300%, 05/15/2034	277	275
4.900%, 04/15/2029	401	404
MDC Holdings
6.000%, 01/15/2043	340	301
Nissan Motor
4.345%, 09/17/2027 (E)	1,034	998
Sodexo
5.800%, 08/15/2035 (E)	228	232
Wynn Macau
5.625%, 08/26/2028 (E)	341	329

		7,639

Consumer Staples — 0.3%
Cargill
5.125%, 10/11/2032 (E)	210	213
Cencosud
5.950%, 05/28/2031 (E)	212	216

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
General Mills
4.875%, 01/30/2030	$374	$377
4.700%, 01/30/2027	194	195
Philip Morris International
5.375%, 02/15/2033	606	618
Roche Holdings
4.203%, 09/09/2029 (E)	561	558
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (E)(F)	497	–

		2,177

Energy — 0.5%
Continental Resources/Oklahoma
4.375%, 01/15/2028	574	562
Devon Energy
5.200%, 09/15/2034	559	529
Ecopetrol
8.625%, 01/19/2029	611	643
Eni
5.750%, 05/19/2035 (E)	589	590
Occidental Petroleum
5.200%, 08/01/2029	184	183
ONEOK
6.050%, 09/01/2033	271	278
ONEOK Partners
6.125%, 02/01/2041	54	52
Var Energi
8.000%, 11/15/2032 (E)	357	395
7.500%, 01/15/2028 (E)	276	290
Woodside Finance
6.000%, 05/19/2035	225	224
5.400%, 05/19/2030	87	87

		3,833

Financials — 2.6%
AIB Group
6.608%, SOFRRATE + 2.330%, 09/13/2029 (C)(E)	308	324
5.320%, SOFRRATE + 1.650%, 05/15/2031 (C)(E)	589	594
Ally Financial
6.992%, SOFRRATE + 3.260%, 06/13/2029 (C)	300	313
5.737%, SOFRINDX + 1.960%, 05/15/2029 (C)	173	175
American Express
5.098%, SOFRRATE + 1.000%, 02/16/2028 (C)	708	715
Athene Global Funding
5.620%, 05/08/2026 (E)	263	265
5.583%, 01/09/2029 (E)	32	33
2.717%, 01/07/2029 (E)	80	74
2.550%, 11/19/2030 (E)	47	41

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

May 31, 2025

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.985%, 08/19/2028 (E)	$211	$193
Aviation Capital Group LLC
4.875%, 10/01/2025 (E)	175	175
4.125%, 08/01/2025 (E)	6	6
3.500%, 11/01/2027 (E)	104	101
1.950%, 01/30/2026 (E)	406	398
1.950%, 09/20/2026 (E)	142	136
Banco Bilbao Vizcaya Argentaria
7.883%, H15T1Y + 3.300%, 11/15/2034 (C)	200	224
5.381%, 03/13/2029	200	205
Banco Santander
6.921%, 08/08/2033	400	427
4.175%, H15T1Y + 2.000%, 03/24/2028 (C)	200	198
Bank of Ireland Group
6.253%, H15T1Y + 2.650%, 09/16/2026 (C)(E)	368	369
Bank of Ireland Group PLC
5.601%, SOFRRATE + 1.620%, 03/20/2030 (C)(E)	251	256
Barclays PLC
5.674%, SOFRRATE + 1.490%, 03/12/2028 (C)	253	257
5.335%, SOFRRATE + 1.910%, 09/10/2035 (C)	296	288
BPCE
6.508%, SOFRRATE + 2.791%, 01/18/2035 (C)(E)	704	721
CaixaBank
6.684%, SOFRRATE + 2.080%, 09/13/2027 (C)(E)	229	234
6.037%, SOFRRATE + 2.260%, 06/15/2035 (C)(E)	391	403
Capital One Financial
6.377%, SOFRRATE + 2.860%, 06/08/2034 (C)	470	491
Charles Schwab
4.000%, H15T5Y + 3.168%(C)(G)	583	576
Citigroup
7.625%, H15T5Y + 3.211%(C)(G)	73	76
6.020%, SOFRRATE + 1.830%, 01/24/2036 (C)	12	12
4.643%, SOFRRATE + 1.143%, 05/07/2028 (C)	593	592
Credit Agricole MTN
6.251%, SOFRRATE + 2.670%, 01/10/2035 (C)(E)	470	483
Danske Bank
4.613%, H15T1Y + 1.100%, 10/02/2030 (C)(E)	272	269
Deutsche Bank NY
5.373%, SOFRRATE + 1.210%, 01/10/2029 (C)	241	244

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.129%, SOFRRATE + 1.870%, 11/24/2026 (C)		$330	$325
Goldman Sachs Group
4.125%, H15T5Y + 2.949%(C)(G)		296	288
HSBC Holdings PLC
7.399%, SOFRRATE + 3.020%, 11/13/2034 (C)		762	839
ING Groep
6.083%, SOFRRATE + 1.560%, 09/11/2027 (C)		371	378
Intesa Sanpaolo
7.200%, 11/28/2033 (E)		231	255
Lloyds Banking Group
7.953%, H15T1Y + 3.750%, 11/15/2033 (C)		323	367
7.500%, USISDA05 + 4.496%(C)(G)		805	807
Lloyds Banking Group PLC
4.976%, H15T1Y + 2.300%, 08/11/2033 (C)		535	525
Mastercard
4.550%, 01/15/2035		403	391
Morgan Stanley
0.406%, 10/29/2027 (C)	EUR	438	483
Morgan Stanley Bank
5.504%, SOFRRATE + 0.865%, 05/26/2028 (C)		$250	255
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (C)(E)		307	299
NatWest Group
5.115%, H15T1Y + 1.050%, 05/23/2031 (C)		388	389
3.032%, H15T5Y + 2.350%, 11/28/2035 (C)		239	212
Principal Life Global Funding II
5.100%, 01/25/2029 (E)		439	446
Santander Holdings USA
5.473%, SOFRRATE + 1.610%, 03/20/2029 (C)		9	9
Santander UK Group Holdings
5.694%, SOFRINDX + 1.524%, 04/15/2031 (C)		268	274
Societe Generale
5.519%, H15T1Y + 1.500%, 01/19/2028 (C)(E)		221	223
2.889%, H15T1Y + 1.300%, 06/09/2032 (C)(E)		200	174
2.797%, H15T1Y + 1.300%, 01/19/2028 (C)(E)		303	292
Standard Chartered
6.051%, TSFR3M + 1.772%(C)(E)(G)		400	378
5.545%, H15T1Y + 1.050%, 01/21/2029 (C)(E)		355	361

SEI Institutional Investments Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sumitomo Mitsui Trust Bank MTN
4.450%, 09/10/2027 (E)		$212	$212
Svenska Handelsbanken
4.750%, H15T5Y + 4.048%(C)(G)		600	545
Swiss Re Finance Luxembourg
5.000%, H15T5Y + 3.582%, 04/02/2049 (C)		200	197
Toronto-Dominion Bank
5.146%, H15T5Y + 1.500%, 09/10/2034 (C)		195	193
UBS
4.864%, SOFRRATE + 0.720%, 01/10/2028 (C)		563	566
UBS Group
9.250%, H15T5Y + 4.745%(C)(E)(G)		278	303
6.373%, SOFRRATE + 3.340%, 07/15/2026 (C)(E)		277	277
UniCredit
2.569%, H15T1Y + 2.300%, 09/22/2026 (C)(E)		421	418
1.982%, H15T1Y + 1.200%, 06/03/2027 (C)(E)		229	222

			20,771

Health Care — 0.0%
Organon & Co
2.875%, 04/30/2028	EUR	200	219
Viatris
2.700%, 06/22/2030		$300	262

			481

Industrials — 0.6%
Axon Enterprise
6.250%, 03/15/2033 (E)		228	231
6.125%, 03/15/2030 (E)		310	316
Boeing
3.250%, 02/01/2028		296	286
Delta Air Lines
4.750%, 10/20/2028 (E)		450	448
ENA Master Trust
4.000%, 05/19/2048 (E)		269	196
Lima Metro Line 2 Finance
5.875%, 07/05/2034		189	190
4.350%, 04/05/2036		473	439
Mileage Plan IP
5.021%, 10/20/2029 (E)		67	66
Quikrete Holdings
6.375%, 03/01/2032 (E)		265	269
Regal Rexnord
6.050%, 02/15/2026		770	774
Republic Services
4.750%, 07/15/2030		587	593

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Westinghouse Air Brake Technologies
4.900%, 05/29/2030	$601	$604

		4,412

Information Technology — 0.2%
Broadcom
5.050%, 07/12/2027	223	226
4.150%, 02/15/2028	143	142
Dell International LLC
5.300%, 04/01/2032	194	195
Oracle
5.500%, 08/03/2035	474	476
TSMC Arizona
3.875%, 04/22/2027	345	342

		1,381

Materials — 0.2%
Braskem Netherlands Finance BV
8.000%, 10/15/2034 (E)	272	243
Glencore Funding LLC
6.500%, 10/06/2033 (E)	327	350
5.338%, 04/04/2027 (E)	105	106
5.186%, 04/01/2030 (E)	53	54
4.907%, 04/01/2028 (E)	118	118
LYB International Finance III LLC
6.150%, 05/15/2035	97	99
OCP
6.100%, 04/30/2030 (E)	308	308
Volcan Cia Minera SAA
8.750%, 01/24/2030 (E)	69	67

		1,345

Utilities — 0.8%
Aegea Finance Sarl
6.750%, 05/20/2029	280	279
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (E)	279	246
Alexander Funding Trust II
7.467%, 07/31/2028 (E)	104	110
American Electric Power
6.950%, H15T5Y + 2.675%, 12/15/2054 (C)	372	380
CenterPoint Energy Houston Electric LLC
5.050%, 03/01/2035	526	518
4.950%, 04/01/2033	47	46
Chile Electricity Lux Mpc II SARL
5.672%, 10/20/2035 (E)	226	225
5.580%, 10/20/2035 (E)	545	542
Comision Federal de Electricidad
4.688%, 05/15/2029 (E)	501	485
Duke Energy Carolinas NC Storm Funding LLC
2.617%, 07/01/2041	314	240

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

May 31, 2025

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Electricite de France
9.125%, H15T5Y + 5.411%(C)(E)(G)	$261	$295
Engie Energia Chile
6.375%, 04/17/2034 (E)	330	336
3.400%, 01/28/2030	349	318
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple
7.250%, 01/31/2041 (E)	283	280
Israel Electric MTN
4.250%, 08/14/2028 (E)	236	229
Kallpa Generacion
5.875%, 01/30/2032 (E)	578	583
Niagara Mohawk Power
5.290%, 01/17/2034 (E)	212	208
Terraform Global Operating LLC
6.125%, 03/01/2026 (E)	39	39
Vistra
7.000%, H15T5Y + 5.740%(C)(E)(G)	272	276
Vistra Operations LLC
6.950%, 10/15/2033 (E)	415	447

		6,082

Total Corporate Obligations
(Cost $50,155) ($ Thousands)		49,928

ASSET-BACKED SECURITIES — 3.3%
Automotive — 1.4%

ACM Auto Trust, Ser 2024-2A, Cl A
6.060%, 02/20/2029(E)	442	443
ACM Auto Trust, Ser 2025-1A, Cl A
5.380%, 06/20/2029(E)	315	315
ACM Auto Trust, Ser 2025-2A, Cl A
5.550%, 06/20/2028(E)	1,019	1,020
Arivo Acceptance Auto Loan Receivables Trust, Ser 2024-1A, Cl A
6.460%, 04/17/2028(E)	87	87
AutoNation Finance Trust, Ser 2025-1A, Cl A2
4.720%, 04/10/2028(E)	978	978
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-3A, Cl A
5.440%, 02/22/2028(E)	589	596
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-5A, Cl B
6.120%, 04/20/2028(E)	485	493
Carvana Auto Receivables Trust, Ser 2021-N3, Cl C
1.020%, 06/12/2028	37	36
Carvana Auto Receivables Trust, Ser 2021-N4, Cl D
2.300%, 09/11/2028	69	66

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust, Ser 2021-P4, Cl D
2.610%, 09/11/2028	$420	$397
Carvana Auto Receivables Trust, Ser 2024-P3, Cl A2
4.610%, 11/10/2027	436	436
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026(E)	–	–
FHF Trust, Ser 2023-1A, Cl A2
6.570%, 06/15/2028(E)	148	150
Flagship Credit Auto Trust, Ser 2024-3, Cl A
4.880%, 11/15/2028(E)	259	259
Ford Credit Auto Owner Trust, Ser 2021-1, Cl D
2.310%, 10/17/2033(E)	510	496
GLS Auto Receivables Issuer Trust, Ser 2024-3A, Cl A2
5.350%, 08/16/2027(E)	366	367
Hertz Vehicle Financing III LLC, Ser 2022-1A, Cl C
2.630%, 06/25/2026(E)	100	100
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027(E)	52	53
Lendbuzz Securitization Trust, Ser 2023-1A, Cl A2
6.920%, 08/15/2028(E)	498	505
Lendbuzz Securitization Trust, Ser 2023-2A, Cl A2
7.090%, 10/16/2028(E)	240	244
Lendbuzz Securitization Trust, Ser 2025-1A, Cl A2
5.100%, 10/15/2030(E)	818	819
Lobel Automobile Receivables Trust, Ser 2025-1, Cl A
5.060%, 11/15/2027(E)	813	813
Prestige Auto Receivables Trust, Ser 2025-1A, Cl A2
4.870%, 12/15/2027(E)	792	792
Research-Driven Pagaya Motor Asset Trust VII, Ser 2022-3A, Cl A
5.380%, 11/25/2030(E)	82	82
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032(E)	35	35
Santander Drive Auto Receivables Trust, Ser 2023-3, Cl B
5.610%, 07/17/2028	545	548
Santander Drive Auto Receivables Trust, Ser 2024-4, Cl A2
5.410%, 07/15/2027	267	268
Tricolor Auto Securitization Trust, Ser 2024-2A, Cl A
6.360%, 12/15/2027(E)	134	135

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Tricolor Auto Securitization Trust, Ser 2025-1A, Cl A
4.940%, 02/15/2029(E)	$716	$715
		11,248

Credit Cards — 0.3%

Brex Commercial Charge Card Master Trust, Ser 2024-1, Cl A1
6.050%, 07/15/2027(E)	650	655
Mission Lane Credit Card Master Trust, Ser 2024-B, Cl A
5.880%, 01/15/2030(E)	958	964
Mission Lane Credit Card Master Trust, Ser 2025-A, Cl A
5.800%, 05/15/2030(E)	724	724
		2,343

Other Asset-Backed Securities — 1.6%

AB Issuer LLC, Ser 2021-1, Cl A2
3.734%, 07/30/2051(E)	689	640
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026(E)	1	1
Affirm Asset Securitization Trust, Ser 2024-X1, Cl A
6.270%, 05/15/2029(E)	71	71
Affirm Asset Securitization Trust, Ser 2024-X2, Cl A
5.220%, 12/17/2029(E)	330	330
Affirm Asset Securitization Trust, Ser 2025-X1, Cl A
5.080%, 04/15/2030(E)	761	761
Amur Equipment Finance Receivables XI LLC, Ser 2022-2A, Cl A2
5.300%, 06/21/2028(E)	76	76
Apidos CLO XXXV, Ser 2021-35A, Cl A
5.581%, TSFR3M + 1.312%, 04/20/2034(C)(E)	853	854
Bellemeade Re, Ser 2022-2, Cl M1A
8.322%, SOFR30A + 4.000%, 09/27/2032(C)(E)	293	295
Bellemeade Re, Ser 2023-1, Cl M1A
6.522%, SOFR30A + 2.200%, 10/25/2033(C)(E)	609	611
Cajun Global LLC, Ser 2021-1, Cl A2
3.931%, 11/20/2051(E)	160	156
College Ave Student Loans LLC, Ser 2021-C, Cl B
2.720%, 07/26/2055(E)	152	138
Dext ABS LLC, Ser 2023-1, Cl A2
5.990%, 03/15/2032(E)	376	377
Diamond Issuer, Ser 2021-1A, Cl A
2.305%, 11/20/2051(E)	768	720

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Eagle RE, Ser 2023-1, Cl M1A
6.322%, SOFR30A + 2.000%, 09/26/2033(C)(E)	$380	$381
Equify ABS LLC, Ser 2024-1A, Cl A
5.430%, 04/18/2033(E)	412	412
GCI Funding I LLC, Ser 2021-1, Cl A
2.380%, 06/18/2046(E)	198	181
Hardee's Funding LLC, Ser 2018-1A, Cl A23
5.710%, 06/20/2048(E)	362	356
Hardee's Funding LLC, Ser 2020-1A, Cl A2
3.981%, 12/20/2050(E)	255	243
Kings Park CLO, Ser 2021-1A, Cl A
5.661%, TSFR3M + 1.392%, 01/21/2035(C)(E)	706	707
Marlette Funding Trust, Ser 2023-3A, Cl B
6.710%, 09/15/2033(E)	452	453
Marlette Funding Trust, Ser 2024-1A, Cl A
5.950%, 07/17/2034(E)	80	80
MVW LLC, Ser 2021-2A, Cl B
1.830%, 05/20/2039(E)	127	119
Nelnet Student Loan Trust, Ser 2021-DA, Cl AFX
1.630%, 04/20/2062(E)	110	103
NMEF Funding LLC, Ser 2022-B, Cl A2
6.070%, 06/15/2029(E)	49	49
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/2028(E)	530	524
Oportun Funding Trust, Ser 2025-1, Cl A
4.960%, 08/16/2032(E)	453	452
Pagaya AI Debt Grantor Trust, Ser 2024-5, Cl A
6.278%, 10/15/2031(E)	235	237
Pagaya Ai Debt Grantor Trust, Ser 2024-9, Cl B
5.306%, 03/15/2032(E)	760	757
Pagaya AI Debt Grantor Trust, Ser 2025-1, Cl A
4.964%, 07/15/2032(C)(E)	279	279
Pagaya AI Debt Grantor Trust, Ser 2025-3, Cl A2
5.365%, 12/15/2032(E)	157	157
Pagaya AI Debt Trust, Ser 2024-3, Cl A
6.258%, 10/15/2031(E)	246	247
Pagaya Point of Sale Holdings Grantor Trust, Ser 2025-1, Cl A
5.715%, 01/20/2034(E)	329	330
Rad CLO 14, Ser 2021-14A, Cl A
5.688%, TSFR3M + 1.432%, 01/15/2035(C)(E)	500	501
Regatta XIX Funding, Ser 2022-1A, Cl A1
5.592%, TSFR3M + 1.320%, 04/20/2035(C)(E)	691	693

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

May 31, 2025

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051(E)	$241	$223
		12,514

Total Asset-Backed Securities
(Cost $26,276) ($ Thousands)		26,105

MORTGAGE-BACKED SECURITIES — 2.9%
Agency Mortgage-Backed Obligations — 0.1%
FHLMC CMO, Ser 2016-4585, Cl DS, IO
1.553%, 05/15/2046(C)	507	55
FHLMC CMO, Ser 2017-4693, Cl SL, IO
1.703%, 06/15/2047(C)	764	92
FHLMC CMO, Ser 2017-4719, Cl JS, IO
1.703%, 09/15/2047(C)	568	69
FHLMC CMO, Ser 2020-4954, Cl SL, IO
1.614%, 02/25/2050(C)	796	88
FHLMC CMO, Ser 2020-4981, Cl HS, IO
1.664%, 06/25/2050(C)	1,563	169
FNMA CMO, Ser 2014-78, Cl SE, IO
1.664%, 12/25/2044(C)	520	51
FNMA CMO, Ser 2016-77, Cl DS, IO
1.564%, 10/25/2046(C)	523	55
FNMA CMO, Ser 2017-62, Cl AS, IO
1.714%, 08/25/2047(C)	638	69
GNMA CMO, Ser 2017-122, Cl SA, IO
1.761%, 08/20/2047(C)	510	65

		713
Non-Agency Mortgage-Backed Obligations — 2.8%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	29	19
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/25/2036	182	89
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	70	47
AREIT Trust, Ser 2022-CRE6, Cl A
5.578%, SOFR30A + 1.250%, 01/20/2037(C)(E)	736	736
BBCMS Mortgage Trust, Ser 2020-BID, Cl A
6.584%, TSFR1M + 2.254%, 10/15/2037(C)(E)	710	710
BFLD Trust, Ser 2021-FPM, Cl A
6.044%, TSFR1M + 1.714%, 06/15/2038(C)(E)	1,065	1,065
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl D
6.275%, TSFR1M + 1.946%, 04/15/2034(C)(E)	152	149

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
6.525%, TSFR1M + 2.196%, 04/15/2034(C)(E)	$610	$596
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	71	31
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	87	35
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	48	21
COMM Mortgage Trust, Ser 2010-C1, Cl D
5.792%, 07/10/2046(C)(E)	459	452
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
5.972%, SOFR30A + 1.650%, 12/25/2041(C)(E)	304	306
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
6.222%, SOFR30A + 1.900%, 12/25/2041(C)(E)	1,008	1,017
Connecticut Avenue Securities Trust, Ser 2022-R02, Cl 2M1
5.522%, SOFR30A + 1.200%, 01/25/2042(C)(E)	133	133
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M2
7.822%, SOFR30A + 3.500%, 03/25/2042(C)(E)	744	771
Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M2
7.422%, SOFR30A + 3.100%, 03/25/2042(C)(E)	185	190
Connecticut Avenue Securities Trust, Ser 2023-R02, Cl 1M1
6.622%, SOFR30A + 2.300%, 01/25/2043(C)(E)	984	1,006
Connecticut Avenue Securities Trust, Ser 2023-R03, Cl 2M1
6.822%, SOFR30A + 2.500%, 04/25/2043(C)(E)	676	687
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1
6.621%, SOFR30A + 2.300%, 05/25/2043(C)(E)	652	666
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M1
6.221%, SOFR30A + 1.900%, 06/25/2043(C)(E)	653	660

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2025-R03, Cl 2M1
5.922%, SOFR30A + 1.600%, 03/25/2045(C)(E)	$785	$790
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
4.819%, TSFR1M + 0.494%, 12/25/2036(C)	129	41
FHLMC Multifamily Structured Credit Risk, Ser 2021-MN1, Cl M1
6.322%, SOFR30A + 2.000%, 01/25/2051(C)(E)	32	32
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
5.972%, SOFR30A + 1.650%, 01/25/2034(C)(E)	92	93
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.822%, SOFR30A + 1.500%, 10/25/2041(C)(E)	918	922
FHLMC STACR REMIC Trust, Ser 2021-DNA7, Cl M2
6.122%, SOFR30A + 1.800%, 11/25/2041(C)(E)	953	960
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M2
6.672%, SOFR30A + 2.350%, 12/25/2041(C)(E)	635	643
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M1
5.272%, SOFR30A + 0.950%, 12/25/2041(C)(E)	783	782
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
5.622%, SOFR30A + 1.300%, 02/25/2042(C)(E)	210	210
FHLMC STACR REMIC Trust, Ser 2022-DNA5, Cl M1A
7.272%, SOFR30A + 2.950%, 06/25/2042(C)(E)	320	327
FHLMC STACR REMIC Trust, Ser 2022-DNA7, Cl M1A
6.822%, SOFR30A + 2.500%, 03/25/2052(C)(E)	409	415
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1A
6.421%, SOFR30A + 2.100%, 03/25/2043(C)(E)	361	366
FHLMC STACR REMIC Trust, Ser 2023-DNA2, Cl M1A
6.421%, SOFR30A + 2.100%, 04/25/2043(C)(E)	217	221

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1B
7.822%, SOFR30A + 3.500%, 05/25/2043(C)(E)	$1,327	$1,399
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1A
6.322%, SOFR30A + 2.000%, 05/25/2043(C)(E)	582	588
FHLMC STACR REMIC Trust, Ser 2024-HQA2, Cl M1
5.522%, SOFR30A + 1.200%, 08/25/2044(C)(E)	708	709
FHLMC STACR REMIC Trust, Ser 2025-DNA2, Cl A1
5.431%, SOFR30A + 1.100%, 05/25/2045(C)(E)	295	295
FHLMC STACR REMIC Trust, Ser 2025-DNA2, Cl M1
5.531%, SOFR30A + 1.200%, 05/25/2045(C)(E)	332	336
FNMA Connecticut Avenue Securities Trust, Ser 2015-C04, Cl 1M2
10.137%, SOFR30A + 5.814%, 04/25/2028(C)	46	47
FNMA Connecticut Avenue Securities Trust, Ser 2021-R02, Cl 2M2
6.322%, SOFR30A + 2.000%, 11/25/2041(C)(E)	429	432
GS Mortgage Securities Trust, Ser 2011-GC5, Cl D
5.148%, 08/10/2044(C)(E)	12	9
GS Mortgage Securities Trust, Ser 2021-1, Cl A2
2.435%, 08/17/2026	657	649
GS Mortgage Securities Trust, Ser 2021-1, Cl AS
2.638%, 08/17/2026	23	22
GS Mortgage Securities Trust, Ser 2021-1, Cl A1
1.433%, 08/17/2026	174	172
HFX, Ser 2017-1A, Cl A3
3.622%, 03/15/2035	8	8
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
4.939%, TSFR1M + 0.614%, 03/25/2035(C)	17	14
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.399%, 09/15/2047(C)	1,034	–
JPMorgan Chase, Ser 2019-CL1, Cl M3
6.539%, TSFR1M + 2.214%, 04/25/2047(C)(E)	83	84

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

May 31, 2025

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A
5.908%, TSFR1M + 1.579%, 07/15/2036(C)(E)	$294	$278
Neighborly Issuer LLC, Ser 2023-1A, Cl A2
7.308%, 01/30/2053(E)	768	777
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.394%, 11/15/2049(C)	620	589
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
9.937%, SOFR30A + 5.614%, 11/25/2025(C)(E)	21	21
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
9.687%, SOFR30A + 5.364%, 11/25/2025(C)(E)	84	87

		21,704
Total Mortgage-Backed Securities
(Cost $23,117) ($ Thousands)		22,417

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.3%
FFCB^
4.585%, SOFRRATE + 0.235%, 02/11/2028(C)	800	800
4.370%, SOFRRATE + 0.020%, 11/06/2025(C)	700	700
FHLB^
4.490%, SOFRRATE + 0.160%, 07/10/2025(C)	900	900
4.470%, 07/16/2026	700	700
4.000%, 10/09/2026	400	400
FHLB DN^
0.000%, 07/18/2025(A)(H)	700	696
FHLMC^
4.570%, 05/23/2028	1,400	1,400
4.490%, 10/16/2026	800	801
4.200%, 08/28/2025	700	699
0.375%, 07/21/2025	700	696
FNMA^
4.610%, SOFRRATE + 0.260%, 11/05/2027(C)	700	701
0.500%, 06/17/2025	1,500	1,498

Total U.S. Government Agency Obligations
(Cost $9,996) ($ Thousands)		9,991

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT — 0.1%

Colombia Government International Bond
3.125%, 04/15/2031	$213	$174
Dominican Republic International Bond
4.875%, 09/23/2032(E)	881	803
Israel Government International Bond
5.375%, 02/19/2030	250	252

Total Sovereign Debt
(Cost $1,274) ($ Thousands)		1,229

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc CVR *‡‡	366	–
Mirati Therapeutics CVR *‡‡	600	–
Novartis AG CVR *‡‡	972	–
Total Rights
(Cost $—) ($ Thousands)		–

Total Investments in Securities — 96.7%
(Cost $652,265) ($ Thousands)		$756,432

	Shares
COMMON STOCK SOLD SHORT— (3.2)%
Communication Services — (0.6)%
Cable One Inc	(94)	(14)
Charter Communications Inc, Cl A *	(1,454)	(576)
Comcast Corp, Cl A	(58,266)	(2,014)
EchoStar Corp, Cl A *	(2,230)	(39)
Fox Corp	(5,765)	(308)
Interpublic Group of Cos Inc/The	(6,101)	(146)
John Wiley & Sons Inc, Cl A	(666)	(26)
Liberty Broadband Corp, Cl A *	(457)	(42)
Liberty Broadband Corp, Cl C *	(1,489)	(140)
Magnite Inc *	(2,485)	(41)
New York Times Co/The, Cl A	(2,795)	(160)
News Corp	(2,187)	(72)
News Corp, Cl A	(6,230)	(176)
Nexstar Media Group Inc, Cl A	(494)	(84)
Omnicom Group Inc	(3,049)	(224)
Paramount Global, Cl B	(7,444)	(90)
Sirius XM Holdings Inc	(3,012)	(65)
TEGNA Inc	(3,414)	(57)
Trade Desk Inc/The, Cl A *	(7,184)	(540)

		(4,814)

Energy — 0.0%
CONSOL Energy Inc	(121)	(8)

Information Technology — (2.6)%
Advanced Micro Devices Inc *	(3,281)	(363)

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Amphenol Corp, Cl A	(2,382)	$(214)
Analog Devices Inc	(1,069)	(229)
Apple Inc	(26,945)	(5,412)
Applied Materials Inc	(1,821)	(285)
Arista Networks Inc *	(2,202)	(191)
Arrow Electronics Inc *	(114)	(14)
Astera Labs Inc *	(234)	(21)
Badger Meter Inc	(165)	(41)
Broadcom Inc	(10,053)	(2,434)
CDW Corp/DE	(262)	(47)
Ciena Corp *	(329)	(26)
Cirrus Logic Inc *	(221)	(22)
Cisco Systems Inc	(9,602)	(605)
Coherent Corp *	(392)	(30)
Corning Inc	(1,592)	(79)
Credo Technology Group Holding Ltd *	(461)	(28)
Dell Technologies Inc, Cl C	(478)	(53)
Enphase Energy Inc *	(129)	(5)
Entegris Inc	(255)	(18)
F5 Inc *	(125)	(36)
Fabrinet *	(145)	(34)
First Solar Inc *	(142)	(22)
Hewlett Packard Enterprise Co	(3,213)	(56)
HP Inc	(1,825)	(45)
Intel Corp	(9,492)	(186)
Jabil Inc	(379)	(64)
Juniper Networks Inc	(475)	(17)
Keysight Technologies Inc *	(529)	(83)
KLA Corp	(321)	(243)
Lam Research Corp	(2,809)	(227)
Lattice Semiconductor Corp *	(31)	(1)
MACOM Technology Solutions Holdings Inc *	(331)	(40)
Marvell Technology Inc	(2,260)	(136)
Microchip Technology Inc	(972)	(56)
Micron Technology Inc	(2,710)	(256)
MKS Instruments Inc	(270)	(22)
Monolithic Power Systems Inc	(102)	(68)
Motorola Solutions Inc	(461)	(191)
NetApp Inc	(545)	(54)
NVIDIA Corp	(51,888)	(7,012)
ON Semiconductor Corp *	(983)	(41)
Onto Innovation Inc *	(151)	(14)
Pure Storage Inc, Cl A *	(588)	(32)
Qorvo Inc *	(220)	(17)
QUALCOMM Inc	(2,585)	(375)
Skyworks Solutions Inc	(374)	(26)
Super Micro Computer Inc *	(1,147)	(46)
TD SYNNEX Corp	(265)	(32)
Teledyne Technologies Inc *	(84)	(42)
Teradyne Inc	(212)	(17)
Texas Instruments Inc	(2,011)	(368)
Trimble Inc *	(688)	(49)
Universal Display Corp	(166)	(24)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Western Digital Corp *	(626)	$(32)
Zebra Technologies Corp, Cl A *	(212)	(61)

		(20,142)

Total Common Stock Sold Short
(Proceeds $21,970) ($ Thousands)		(24,964)

Total Investments Sold Short — (3.2)%
(Proceeds $21,970) ($ Thousands)		$(24,964)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

May 31, 2025

Multi-Asset Real Return Fund (Continued)

A list of the open futures contracts held by the Fund at May 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Brent Crude^	15	Nov-2025	$1,086	$920	$(166)
Brent Crude^	87	Sep-2025	5,986	5,399	(587)
Brent Crude^	15	Mar-2026	945	927	(18)
Brent Crude^	30	Jan-2026	1,927	1,845	(82)
Coffee C^	4	Mar-2026	548	497	(51)
Coffee C^	7	Dec-2025	893	881	(12)
Coffee C^	3	Jul-2025	312	385	73
Coffee C^	4	Sep-2025	460	510	50
Coffee C^	8	Jul-2025	1,130	1,027	(103)
Copper^	14	Dec-2025	1,631	1,680	49
Copper^	7	Sep-2025	779	827	48
Copper^	31	Jul-2025	3,570	3,625	55
Copper^	7	Mar-2026	842	851	9
Corn^	72	Dec-2025	1,624	1,578	(46)
Corn^	351	Jul-2025	8,111	7,793	(318)
Corn^	35	Mar-2026	799	795	(4)
Corn^	37	Sep-2025	841	783	(58)
Cotton No. 2^	19	Dec-2025	656	643	(13)
Cotton No. 2^	6	Mar-2026	210	207	(3)
Cotton No. 2^	8	Jul-2025	275	261	(14)
Feeder Cattle^	3	Aug-2025	459	448	(11)
Gasoline^	20	Jul-2025	1,664	1,693	29
Gasoline^	4	Nov-2025	311	294	(17)
Gasoline^	9	Jan-2026	652	644	(8)
Gasoline^	4	Sep-2025	369	328	(41)
Gasoline^	47	Jul-2025	4,046	3,978	(68)
Gold^	8	Feb-2026	2,736	2,716	(20)
Gold^	48	Aug-2025	15,263	15,915	652
Gold^	25	Dec-2025	7,562	8,424	862
KC HRW Wheat^	18	Dec-2025	556	512	(44)
KC HRW Wheat^	9	Sep-2025	263	246	(17)
KC HRW Wheat^	11	Jul-2025	312	293	(19)
KC HRW Wheat^	9	Mar-2026	259	264	5
Lean Hogs^	10	Feb-2026	324	334	10
Lean Hogs^	9	Oct-2025	307	320	13
Lean Hogs^	20	Dec-2025	583	646	63
Lean Hogs^	121	Jul-2025	4,996	5,078	82
Live Cattle^	7	Oct-2025	534	581	47
Live Cattle^	35	Aug-2025	2,948	2,930	(18)
Live Cattle^	7	Feb-2026	582	582	–
Live Cattle^	11	Aug-2025	865	921	56
Live Cattle^	13	Dec-2025	1,015	1,082	67
LME Lead^	3	Nov-2025	155	148	(7)
LME Lead^	3	Sep-2025	150	147	(3)
LME Lead^	9	Jul-2025	438	439	1
LME Lead^	5	Jan-2026	243	248	5
LME Nickel^	4	Sep-2025	387	367	(20)
LME Nickel^	4	Nov-2025	406	370	(36)
LME Nickel^	1	Jul-2025	98	91	(7)
LME Nickel^	13	Dec-2025	1,254	1,206	(48)
LME Nickel^	7	Jan-2026	642	653	11
LME Primary Aluminum^	9	Nov-2025	600	553	(47)
LME Primary Aluminum^	48	Sep-2025	2,969	2,937	(32)
LME Primary Aluminum^	5	Jul-2025	311	304	(7)
LME Primary Aluminum^	19	Jan-2026	1,158	1,174	16

SEI Institutional Investments Trust

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
LME Zinc^	20	Jul-2025	$1,336	$1,306	$(30)
LME Zinc^	5	Nov-2025	366	329	(37)
LME Zinc^	9	Jan-2026	598	595	(3)
LME Zinc^	19	Sep-2025	1,278	1,247	(31)
Low Sulphur Gasoil^	23	Jul-2025	1,403	1,359	(44)
Low Sulphur Gasoil^	6	Sep-2025	420	354	(66)
Low Sulphur Gasoil^	6	Nov-2025	383	353	(30)
Low Sulphur Gasoil^	12	Jan-2026	710	701	(9)
Natural Gas^	55	Jan-2026	2,784	2,637	(147)
Natural Gas^	33	Nov-2025	1,580	1,314	(266)
Natural Gas^	196	Jul-2025	7,433	6,756	(677)
Natural Gas^	37	Sep-2025	1,476	1,298	(178)
NY Harbor ULSD^	3	Nov-2025	272	254	(18)
NY Harbor ULSD^	3	Sep-2025	289	252	(37)
NY Harbor ULSD^	24	Jul-2025	2,127	2,021	(106)
NY Harbor ULSD^	6	Jan-2026	516	508	(8)
NYMEX Cocoa^	4	Sep-2025	351	369	18
NYMEX Cocoa^	21	Jul-2025	2,094	2,056	(38)
Palladium^	21	Sep-2025	2,049	2,034	(15)
Platinum^	42	Jul-2025	2,239	2,215	(24)
Silver^	14	Jul-2025	2,276	2,311	35
Silver^	4	Mar-2026	677	682	5
Silver^	5	Sep-2025	823	833	10
Silver^	9	Dec-2025	1,478	1,519	41
Soybean^	34	Jan-2026	1,750	1,769	19
Soybean^	80	Jul-2025	4,186	4,166	(20)
Soybean^	35	Nov-2025	1,834	1,797	(37)
Soybean Meal^	34	Jul-2025	1,033	1,008	(25)
Soybean Meal^	32	Dec-2025	1,022	988	(34)
Soybean Meal^	32	Jan-2026	981	996	15
Soybean Oil^	38	Dec-2025	1,043	1,087	44
Soybean Oil^	139	Jul-2025	4,118	3,911	(207)
Soybean Oil^	38	Jan-2026	1,082	1,089	7
Soybean Oil^	13	Jul-2025	357	366	9
Sugar No. 11^	19	Sep-2025	387	367	(20)
Sugar No. 11^	46	Jul-2025	906	878	(28)
Sugar No. 11^	58	Feb-2026	1,204	1,149	(55)
U.S. 2-Year Treasury Note	265	Sep-2025	54,945	54,971	26
U.S. 5-Year Treasury Note	420	Sep-2025	45,144	45,439	295
Wheat^	15	Sep-2025	433	411	(22)
Wheat^	10	Jul-2025	289	267	(22)
Wheat^	14	Mar-2026	406	414	8
Wheat^	28	Dec-2025	840	799	(41)
WTI Crude Oil^	28	Jan-2026	1,647	1,628	(19)
WTI Crude Oil^	14	Nov-2025	894	815	(79)
WTI Crude Oil^	14	Sep-2025	983	826	(157)
WTI Crude Oil^	133	Jul-2025	8,167	8,085	(82)
			256,651	254,829	(1,822)
Short Contracts
Cotton No. 2^	(75)	Jul-2025	$(2,467)	$(2,440)	$27
E-mini S&P Select Sector Consumer Discretionary	(352)	Jun-2025	(71,244)	(76,137)	(4,893)
KC HRW Wheat^	(22)	Jul-2025	(605)	(587)	18
LME Lead^	(45)	Sep-2025	(2,209)	(2,209)	–
Low Sulphur Gasoil^	(29)	Jul-2025	(1,797)	(1,713)	84
MSCI EAFE Index	(94)	Jun-2025	(11,812)	(12,242)	(430)
S&P 500 Index E-MINI	(84)	Jun-2025	(24,144)	(24,847)	(703)
S&P 500 Materials Sector Index	(129)	Jun-2025	(11,805)	(11,811)	(6)
Soybean Meal^	(41)	Jul-2025	(1,196)	(1,215)	(19)
U.S. Ultra Long Treasury Bond	(1)	Sep-2025	(116)	(116)	–

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

May 31, 2025

Multi-Asset Real Return Fund (Concluded)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Ultra 10-Year U.S. Treasury Note	(79)	Sep-2025	$(8,902)	$(8,891)	$11
Wheat^	(7)	Jul-2025	(190)	(187)	3
			(136,487)	(142,395)	(5,908)
			$120,164	$112,434	$(7,730)

A list of the open forward foreign currency contracts held by the Fund at May 31, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Thousands)
Brown Brothers Harriman	07/09/25	USD	683	EUR	601	$1
Brown Brothers Harriman	07/09/25	USD	181	EUR	159	—
Morgan Stanley	07/09/25	EUR	1,312	USD	1,496	3
						$4

A list of the open centrally cleared swap agreements held by the Fund at May 31, 2025, is as follows:

Credit Default Swap - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
ITRAXX.AUSTRALIA.S43	1.00%	Quarterly	06/20/2030	$11,289	$(123)	$(124)	$1

Credit Default Swap - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
CDX.NA.IG.S44.V1.5Y	1.00%	Quarterly	06/20/2030	$11,289	$226	$217	$9

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.401%	CPI	Annually	07/15/2028	USD	82,145	$2,366	$–	$2,366
1.9795%	SOFR	Annually	06/09/2025	USD	1,240	1	1	–
2.4095%	SOFR	Annually	11/10/2035	USD	1,300	167	146	21
1.9550%	SOFR	Annually	08/04/2025	USD	1,833	8	8	–
1.1650%	SOFR	Annually	10/04/2026	USD	7,010	251	276	(25)
2.2275%	SOFR	Annually	04/04/2027	USD	3,640	98	123	(25)
1.9950%	SOFR	Annually	07/12/2027	USD	720	25	30	(5)
1.7600%	SOFR	Annually	06/04/2029	USD	5,145	351	393	(42)
1.2925%	SOFR	Annually	09/27/2029	USD	2,440	225	240	(15)
0.0275%	SOFR	Annually	06/05/2027	USD	15,050	1,070	1,146	(76)
1.4550%	SOFR	Annually	11/08/2026	USD	1,040	35	39	(4)
1.4725%	SOFR	Annually	11/09/2026	USD	1,230	41	46	(5)
1.3945%	SOFR	Annually	05/21/2031	USD	17,160	2,085	2,068	17
						$6,723	$4,516	$2,207

Percentages are based on Net Assets of $781,955 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
^	Security, or a portion thereof, is held by MARR Commodity Strategy Subsidiary, Ltd. As of May 31, 2025.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)	Security, or a portion thereof, has been pledged as collateral on open futures contracts. The total market value of such securities as of May 31, 2025 was $6,825 ($ Thousands).

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Security, or portion thereof, has been pledged as collateral on securities sold short. The total market value of such securities as of May 31, 2025 was $56,721 ($ Thousands).

SEI Institutional Investments Trust

(E)

Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2025, the value of these securities amounted to $68,639 ($ Thousands), representing 8.8% of the Net Assets of the Fund.

(F)	Security is in default on interest payment.
(G)	Perpetual security with no stated maturity date.
(H)	Zero coupon security.
(I)	Security, or a portion thereof, has been pledged as collateral on open swap contracts. The total market value of such securities as of May 31, 2025 was $3,824 ($ Thousands).

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	424,834	–	424,834
Common Stock	221,928	–	–	221,928
Corporate Obligations	–	49,928	–	49,928
Asset-Backed Securities	–	26,105	–	26,105
Mortgage-Backed Securities	–	22,417	–	22,417
U.S. Government Agency Obligations	–	9,991	–	9,991
Sovereign Debt	–	1,229	–	1,229
Rights	– ^	–	–	– ^
Total Investments in Securities	221,928	534,504	–	756,432

Securities Sold Short
Common Stock	(24,964)	–	–	(24,964)
Total Securities Sold Short	(24,964)	–	–	(24,964)

^ This category includes securities with a value of $0.

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	2,878	–	–	2,878
Unrealized Depreciation	(10,608)	–	–	(10,608)
Forward Contracts*
Unrealized Appreciation	–	4	–	4
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	10	–	10
Interest Rate Swaps*
Unrealized Appreciation	–	2,404	–	2,404
Unrealized Depreciation	–	(197)	–	(197)
Total Other Financial Instruments	(7,730)	2,221	–	(5,509)

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS

May 31, 2025

Currency Abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DKK — Danish Krone
DOP — Dominican Peso
EGP — Egyptian Pound
EUR — Euro
GBP — British Pound
GHS — Ghanaian Cedi
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
KZT — Kazakhstani Tenge
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PLN — Polish Zloty
RON — Romanian Leu
RSD — Serbian Dinar
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TRY — Turkish Lira
TWD — Taiwan Dollar
UAH — Ukrainian Hryvnia
UGX — Ugandan Shilling
USD — U.S. Dollar
UYU — Uruguayan Peso
ZAR — South African Rand
ZMW — Zambian Zwacha

Portfolio Abbreviations
ADR — American Depositary Receipt
ARM — Adjustable Rate Mortgage
BPS — Basis Points
BUBOR — Budapest Interbank Offered Rate
CETIP — Central of Custody and Financial Settlement of Securities
Cl — Class
CLICP — Chile Indice de Camara Promedio Interbank Overnight Index
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
CNRR007 — 7-Day China Fixing Repo Rates
DAC — Designated Activity Company
ETF — Exchange-Traded Fund
EURIBOR — Euro London Interbank Offered Rate
FBIL — Financial Benchmarks India Pvt. Ltd.
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GDR — Global Depositary Receipt
GNMA — Government National Mortgage Association
IBR — Reference Bank Indicator
IO — Interest Only — face amount represents notional amount
JIBAR — Johannesburg Interbank Average Rate
JSC — Joint-Stock Company
LIBOR— London Interbank Offered Rate
LLLP — Limited Liability Limited Partnership
LP — Limited Partnership
MEXIBOR — Mexican Interbank Offered Rate
MIBOR — Mumbai Interbank Overnight Rate
MTN — Medium Term Note
MXN - TIIE — Mexican Interbank TIIE 28-Day
NVDR — Non-Voting Depository Receipt
OIS — Overnight Index Swap
OMO — Open Market Operation
OTC — Over The Counter
PIK — Payment-in-Kind
PJSC — Public Joint-Stock Company
PO — Principal Only
PRIBOR — Prague Interbank Offered Rate
QPSC — Qatari Joint-Stock Company
RB — Revenue Bond
REIT — Real Estate Investment Trust
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Custom SOFR Index
SONIA — Sterling Overnight Index Average
TBA — To Be Announced
TELBOR — Tel Aviv Interbank Offered Rate
THOR — Thai Overnight Repurchase Rate
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month
UMBS — Uniform Mortgage-Backed Securities
WIBOR— Warsaw Interbank Offered Rate

SEI Institutional Investments Trust

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STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

May 31, 2025

	Large Cap Fund		Large Cap Disciplined Equity Fund
Assets:
Investments, at value †	$784,495		$1,256,965
Affiliated investments, at value ††	16,737		56,195
Cash and cash equivalents	–		–
Cash pledged as collateral on futures contracts	903		3,159
Receivable for fund shares sold	216		–
Dividends and interest receivable	1,091		1,600
Receivable for investment securities sold	619		524
Foreign tax reclaim receivable	125		25
Swap contracts, at value ††††	–		1,186
Prepaid expenses	8		12
Total Assets	804,194		1,319,666
Liabilities:
Payable for investment securities purchased	349		566
Payable for fund shares redeemed	157		763
Payable for variation margin on futures contracts	23		49
Payable to custodian - overdraft	6		7
Investment advisory fees payable	107		176
Custodian fees payable	8		12
Trustees fees payable	6		10
CCO fees payable	2		4
Rating fees payable	–		–
Accrued expense payable	20		32
Total Liabilities	678		1,619
Net Assets	$803,516		$1,318,047
† Cost of investments	$555,680		$939,842
†† Cost of affiliated investments	16,737		56,195
†††† Cost (Premiums received)	–		–
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$504,240		$956,415
Total distributable earnings	299,276		361,632
Net Assets	$803,516		$1,318,047
Net Asset Value, Offering and Redemption Price Per Share — Class A	$15.43		$10.62
	($803,516,290 ÷ 52,070,808 shares	)	($1,318,047,417 ÷ 124,152,041 shares	)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Large Cap Index Fund		S&P 500 Index Fund		Extended Market Index Fund		Small Cap Fund		Small Cap II Fund		Small/Mid Cap Equity Fund		U.S. Equity Factor Allocation Fund

$1,912,419		$4,108,810		$1,104,230		$244,799		$240,301		$798,889		$2,479,482
35,408		67,040		17,029		5,776		10,894		36,436		38,528
–		–		4		3		2		–		8,050
2,737		5,988		1,304		334		789		1,871		3,071
105		76		155		94		234		779		5,937
2,124		4,662		730		259		302		972		2,646
–		–		–		534		577		1,560		–
6		15		13		1		1		11		21
–		–		–		–		–		–		–
17		40		11		2		3		8		20
1,952,816		4,186,631		1,123,476		251,802		253,103		840,526		2,537,755

–		–		–		410		809		1,959		–
316		9,164		956		1		–		387		1,984
64		95		68		17		41		107		46
3		–		–		–		–		11		–
16		35		29		85		79		262		–
17		40		47		2		3		8		6
14		31		8		2		2		6		17
6		13		3		1		1		3		7
87		133		11		–		–		–		–
49		99		32		6		7		20		55
572		9,610		1,154		524		942		2,763		2,115
$1,952,244		$4,177,021		$1,122,322		$251,278		$252,161		$837,763		$2,535,640
$494,425		$1,261,193		$705,385		$217,775		$206,860		$695,734		$2,028,701
35,165		67,040		16,187		5,776		10,894		36,436		38,528
–		–		–		–		–		–		–

$456,997		$1,240,840		$705,292		$210,222		$213,227		$704,754		$2,018,998
1,495,247		2,936,181		417,030		41,056		38,934		133,009		516,642
$1,952,244		$4,177,021		$1,122,322		$251,278		$252,161		$837,763		$2,535,640
$197.21		$20.01		$17.15		$13.25		$10.38		$9.64		$14.73
($1,952,243,961 ÷ 9,899,092 shares	)	($4,177,020,936 ÷ 208,754,333 shares	)	($1,122,322,408 ÷ 65,427,790 shares	)	($251,277,683 ÷ 18,967,821 shares	)	($252,161,401 ÷ 24,290,707 shares	)	($837,763,390 ÷ 86,890,663 shares	)	($2,535,640,316 ÷ 172,092,026 shares	)

SEI Institutional Investments Trust

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

May 31, 2025

	U.S. Managed Volatility Fund		Global Managed Volatility Fund
Assets:
Investments, at value †	$686,024		$2,056,669
Affiliated investments, at value ††	12,903		17,023
Repurchase agreements†	–		–
Cash and cash equivalents	–		4,022
Cash pledged as collateral on OTC swap contracts	–		–
Cash pledged as collateral on futures contracts	417		735
Cash pledged as collateral for TBA commitments	–		–
Foreign currency, at value †††	809		4,445
Receivable for fund shares sold	60		77
Dividends and interest receivable	1,321		6,395
Foreign tax reclaim receivable	7		6,193
Receivable for investment securities sold	–		159
Unrealized gain on forward foreign currency contracts	–		1,040
Unrealized gain on foreign spot currency contracts	–		–
Swap contracts, at value ††††	–		–
Receivable for variation margin on futures contracts	–		6
Due from broker	–		–
Prepaid expenses	7		18
Total Assets	701,548		2,096,782
Liabilities:
Payable for fund shares redeemed	442		3,910
Payable for variation margin on futures contracts	6		21
Payable for investment securities purchased	–		–
Income distribution payable	–		–
Payable to agent bank	–		–
Unrealized loss on foreign currency spot contracts	–		–
Unrealized loss on forward foreign currency contracts	–		1,892
Investment advisory fees payable	106		389
Custodian fees payable	7		25
Trustees fees payable	5		16
CCO fees payable	2		7
Due to broker	–		–
Accrued expense payable	19		49
Accrued foreign capital gains tax on appreciated securities	–		–
Total Liabilities	587		6,309
Net Assets	$700,961		$2,090,473
† Cost of investments	$588,761		$1,812,323
†† Cost of affiliated investments	12,903		17,023
††† Cost of foreign currency	802		4,437
†††† Cost (Premiums received)	–		–
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$529,852		$1,742,519
Total distributable earnings (accumulated losses)	171,109		347,954
Net Assets	$700,961		$2,090,473
Net Asset Value, Offering and Redemption Price Per Share — Class A	$11.70		$12.13
	($700,961,271 ÷ 59,923,260 shares	)	($2,090,473,014 ÷ 172,279,656 shares	)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

World Equity Ex-US Fund		Screened World Equity Ex-US Fund		Emerging Markets Equity Fund		Opportunistic Income Fund		Core Fixed Income Fund		High Yield Bond Fund		Long Duration Fund

$8,113,665		$167,364		$742,602		$387,973		$9,188,450		$1,934,749		$486,159
94,585		4,002		10,577		16,675		229,146		46,231		11,325
–		–		–		8,200		–		–		–
108,115		2,967		9,898		325		754		393		81
17,520		410		–		–		–		–		–
8,155		379		436		–		4,320		–		580
–		–		–		–		5,212		–		–
16,187		255		3,343		–		–		–		–
11,053		302		–		127		30,656		4,386		–
28,499		547		3,523		1,841		48,955		30,113		5,027
38,010		623		91		4		368		143		20
37,986		713		2,599		1,482		662,415		11,069		3,770
–		1		–		–		–		–		–
–		–		62		–		–		–		–
18,102		547		–		–		–		–		–
148		5		–		–		676		–		22
–		–		–		–		4		–		–
72		2		8		4		76		18		4
8,492,097		178,117		773,139		416,631		10,171,032		2,027,102		506,988

5,357		720		643		23		404		286		1,370
259		13		153		4		121		–		22
52,193		1,003		1,835		9,615		1,298,317		21,180		10,501
–		–		–		–		2,258		712		–
–		–		–		36		–		–		–
51		1		–		–		–		–		–
–		8		–		–		–		40		–
1,688		34		339		76		668		436		50
297		34		152		4		78		19		4
62		1		6		3		66		15		4
26		1		2		1		28		6		2
17,520		410		–		–		10		–		–
188		8		19		60		318		97		32
2,091		33		2,564		–		–		–		–
79,732		2,266		5,713		9,822		1,302,268		22,791		11,985
$8,412,365		$175,851		$767,426		$406,809		$8,868,764		$2,004,311		$495,003
$6,634,451		$145,411		$614,375		$398,163		$9,406,764		$1,906,357		$525,999
94,585		4,002		10,577		16,675		229,146		46,231		11,325
16,111		254		3,329		–		–		–		–
–		–		–		–		–		–		–

$6,572,493		$144,759		$623,251		$443,562		$10,332,113		$2,645,959		$700,183
1,839,872		31,092		144,175		(36,753)		(1,463,349)		(641,648)		(205,180)
$8,412,365		$175,851		$767,426		$406,809		$8,868,764		$2,004,311		$495,003
$13.74		$12.44		$10.16		$8.05		$8.77		$7.05		$5.73
($8,412,364,542 ÷ 612,139,290 shares	)	($175,850,597 ÷ 14,130,918 shares	)	($767,426,112 ÷ 75,523,994 shares	)	($406,809,125 ÷ 50,521,054 shares	)	($8,868,764,437 ÷ 1,011,219,015 shares	)	($2,004,310,895 ÷ 284,315,956 shares	)	($495,002,848 ÷ 86,412,600 shares	)

SEI Institutional Investments Trust

STATEMENTS OF ASSETS AND LIABILITIES / CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

May 31, 2025

	Long Duration Credit Fund		Ultra Short Duration Bond Fund
Assets:
Investments, at value †	$2,951,160		$425,555
Affiliated investments, at value ††	36,075		3,102
Repurchase agreements†	–		29,500
Cash and cash equivalents	145		45
Cash pledged as collateral on OTC swap contracts	–		–
Cash pledged as collateral on futures contracts	910		–
Cash pledged as collateral on forward foreign currency contracts	–		–
Cash pledged as collateral on centrally cleared swap contracts	–		–
Cash pledged as collateral for TBA commitments	–		–
Foreign currency, at value †††	–		–
Receivable for fund shares sold	–		34
Dividends and interest receivable	36,644		6,642
Receivable for investment securities sold	2,738		95
Foreign tax reclaim receivable	675		70
Receivable for variation margin on futures contracts	135		–
Unrealized gain on forward foreign currency contracts	–		–
Unrealized gain on foreign spot currency contracts	–		–
Swap contracts, at value ††††	–		–
Receivable for variation margin on swap contracts	–		–
Due from broker	–		–
Prepaid expenses	30		4
Total Assets	3,028,512		465,047
Liabilities:
Payable for investment securities purchased	16,786		8,591
Payable for fund shares redeemed	725		789
Payable for variation margin on futures contracts	102		–
Income distribution payable	1		11
Payable for securities sold short@	–		–
Swap contracts, at value ††††	–		–
Options and swaptions written, at value ^^	–		–
Payable to custodian - overdraft	–		–
Payable for variation margin on swap contracts	–		–
Unrealized loss on foreign currency spot contracts	–		–
Unrealized loss on forward foreign currency contracts	–		–
Investment advisory fees payable	303		35
Custodian fees payable	30		5
Trustees fees payable	23		3
CCO fees payable	10		1
Interest payable	–		–
Due to broker	–		23
Accrued expense payable	103		46
Total Liabilities	18,083		9,504
Net Assets	$3,010,429		$455,543
† Cost of investments	$3,396,776		$455,807
†† Cost of affiliated investments	36,075		3,102
††† Cost of foreign currency	–		–
†††† Cost (Premiums received)	–		–
^^ Premiums received from written options and swaptions	–		–
@Proceeds from securities sold short	–		–
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$3,897,099		$464,770
Total distributable earnings (accumulated losses)	(886,670)		(9,227)
Net Assets	$3,010,429		$455,543
Net Asset Value, Offering and Redemption Price Per Share — Class A	$7.58		$9.97
	($3,010,429,167 ÷ 397,034,691 shares	)	($455,543,091 ÷ 45,708,407 shares	)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Emerging Markets Debt Fund	Real Return Fund		Limited Duration Bond Fund		Intermediate Duration Credit Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund

$1,591,721	$252,516		$2,055,986		$4,070,150		$1,316,383		$756,432
–	–		129,472		59,986		19,607		–
–	–		–		–		–		–
32,454	1,545		–		–		251,281		34,329
12,003	–		–		–		16,440		–
210	–		1,425		–		28,131		14,615
9,947	–		–		–		–		–
–	–		–		–		52,122		–
–	–		872		–		–		–
3,474	–		–		–		–		180
3,303	558		5,298		–		4,360		796
36,757	572		12,616		43,559		1,359		1,971
2,817	–		21,064		13,582		–		910
–	–		180		–		5		1
1	–		48		79		–		813
7,876	–		–		–		–		4
915	–		–		–		–		–
489	–		–		–		–		–
282	–		–		–		3,442		62
315	–		–		–		–		–
16	2		20		38		11		7
1,702,580	255,193		2,226,981		4,187,394		1,693,141		810,120

12,139	–		259,241		59,968		2,608		–
323	1,029		272		2,956		1,641		180
11	–		27		49		416		1,426
–	–		27		–		–		–
–	–		–		–		–		24,964
90	–		–		–		116		–
1,059	–		–		–		3,189		–
–	–		–		2		–		–
481	–		–		–		254		33
303	–		–		–		–		–
11,064	–		–		–		–		–
509	–		135		420		14		118
162	4		19		38		4		7
13	2		15		32		12		6
5	1		6		13		5		2
–	–		25		–		–		–
–	–		–		–		–		1,392
70	8		76		120		40		37
26,229	1,044		259,843		63,598		8,299		28,165
$1,676,351	$254,149		$1,967,138		$4,123,796		$1,684,842		$781,955
$1,594,852	$250,208		$2,049,946		$4,228,485		$461,723		$652,265
–	–		129,472		59,986		19,607		–
5,760	–		–		–		–		180
936	–		–		–		–		–
(1,153)	–		–		–		(10,179)		–
–	–		–		–		–		(21,970)

$2,082,137	$264,514		$2,020,886		$4,641,132		$658,894		$958,769
(405,786)	(10,365)		(53,748)		(517,336)		1,025,948		(176,814)
$1,676,351	$254,149		$1,967,138		$4,123,796		$1,684,842		$781,955
$8.79	$9.40		$9.63		$8.76		$18.62		$7.28
($1,676,350,905 ÷ 190,746,250 shares )	($254,148,519 ÷ 27,051,195 shares	)	($1,967,138,314 ÷ 204,284,284 shares	)	($4,123,795,591 ÷ 470,863,365 shares	)	($1,684,842,254 ÷ 90,489,165 shares	)	($781,954,500 ÷ 107,384,199 shares )

SEI Institutional Investments Trust

STATEMENTS OF OPERATIONS ($ Thousands)

For the year ended May 31, 2025

	Large Cap Fund	Large Cap Disciplined Equity Fund
Investment Income:
Dividends	$14,069	$18,613
Income from affiliated investments	896	1,942
Interest income	29	1,380
Security lending income — net(1)	–	–
Less: foreign taxes withheld	(76)	(83)
Total Investment Income	14,918	21,852
Expenses:
Investment advisory fees	3,299	5,082
Administration fees	412	635
Trustees' fees	23	36
Chief compliance officer fees	7	11
Custodian/wire agent fees	34	51
Professional fees	31	50
Proxy fees	16	25
Pricing fees	13	16
Registration fees	11	18
Printing fees	8	13
Licensing fees	–	–
Other expenses	31	48
Total Expenses	3,885	5,985
Less:
Waiver of investment advisory fees	(1,979)	(3,040)
Waiver of administration fees	(412)	(635)
Net Expenses	1,494	2,310
Net Investment Income	13,424	19,542
Net Realized Gain (Loss) on:
Investments	113,394	137,205
Affiliated investments	(1)	(2)
Futures contracts	(712)	1,455
Swap contracts	–	(2,570)
Net Realized Gain	112,681	136,088
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(28,073)	5,381
Affiliated investments	1	2
Futures contracts	848	1,998
Swap contracts	–	(2,577)
Foreign currency translation of other assets and liabilities denominated in foreign currencies	1	–
Net Change in Unrealized Appreciation (Depreciation)	(27,223)	4,804
Net Realized and Unrealized Gain (Loss)	85,458	140,892
Net Increase in Net Assets Resulting from Operations	$98,882	$160,434

(1) Income is from the investment of collateral in an affiliated security.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Large Cap Index Fund	S&P 500 Index Fund	Extended Market Index Fund	Small Cap Fund	Small Cap II Fund	Small/Mid Cap Equity Fund	U.S. Equity Factor Allocation Fund

$23,775	$55,219	$12,581	$4,278	$4,562	$11,717	$29,623
1,835	3,605	1,147	247	344	1,042	834
90	185	43	9	8	26	271
1	–	13	–	–	–	–
(4)	(10)	(36)	(15)	(24)	(53)	(33)
25,697	58,999	13,748	4,519	4,890	12,732	30,695

914	1,281	1,371	1,685	1,741	5,323	5,118
914	2,134	571	130	134	409	1,024
51	119	32	7	7	23	58
15	35	10	2	2	7	18
74	168	45	11	11	33	29
73	164	44	10	10	32	84
34	80	21	5	5	15	38
29	49	33	11	8	13	29
26	63	17	3	4	12	21
18	42	11	3	3	8	21
199	861	115	–	–	–	–
68	160	44	10	12	31	73
2,415	5,156	2,314	1,877	1,937	5,906	6,513

(731)	(854)	(1,029)	(660)	(742)	(2,238)	(5,118)
(914)	(2,134)	(571)	(130)	(134)	(409)	(1,024)
770	2,168	714	1,087	1,061	3,259	371
24,927	56,831	13,034	3,432	3,829	9,473	30,324

228,305	423,764	83,778	24,443	16,363	66,111	132,607
(7)	–	46	–	(2)	–	–
2,370	7,436	1,285	465	(27)	(311)	752
–	–	–	–	–	–	–
230,668	431,200	85,109	24,908	16,334	65,800	133,359

(10,684)	61,487	18,487	(15,915)	(18,517)	(61,759)	114,429
66	–	211	(1)	4	(1)	–
1,094	2,656	397	(30)	292	904	1,185
–	–	–	–	–	–	–
–	–	–	–	–	–	–
(9,524)	64,143	19,095	(15,946)	(18,221)	(60,856)	115,614
221,144	495,343	104,204	8,962	(1,887)	4,944	248,973
$246,071	$552,174	$117,238	$12,394	$1,942	$14,417	$279,297

SEI Institutional Investments Trust

STATEMENTS OF OPERATIONS ($ Thousands)

For the year ended May 31, 2025

	U.S. Managed Volatility Fund	Global Managed Volatility Fund	World Equity Ex-US Fund
Investment Income:
Dividends	$18,104	$64,593	$276,891
Income from affiliated investments	822	1,259	5,812
Interest income	16	413	4,181
Security lending income — net(1)	–	2	180
Less: foreign taxes withheld	(121)	(3,225)	(24,599)
Total Investment Income	18,821	63,042	262,465
Expenses:
Investment advisory fees	4,192	12,793	43,105
Administration fees	364	984	3,919
Trustees' fees	20	55	219
Chief compliance officer fees	6	16	65
Custodian/wire agent fees	29	182	1,240
Professional fees	28	78	315
Proxy fees	14	37	147
Pricing fees	12	27	99
Registration fees	11	29	112
Printing fees	7	19	78
Other expenses	28	73	292
Total Expenses	4,711	14,293	49,591
Less:
Waiver of investment advisory fees	(2,881)	(8,463)	(24,296)
Waiver of administration fees	(364)	(984)	(3,919)
Net Expenses	1,466	4,846	21,376
Net Investment Income	17,355	58,196	241,089
Net Realized Gain (Loss) on:
Investments	105,626	181,054	501,670
Affiliated investments	–	3	(46)
Futures contracts	1,043	1,632	17,662
Foreign currency transactions	(79)	651	(1,475)
Foreign forward currency contracts	–	(13,334)	–
Purchased options and swaptions	–	–	–
Foreign capital gains tax	–	237	(1,212)
Written options and swaptions	–	–	–
Swap contracts	–	–	(4,026)
Net Realized Gain (Loss)	106,590	170,243	512,573
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(26,778)	100,547	347,047
Affiliated investments	–	(26)	(36)
Futures contracts	(30)	7	650
Purchased options and swaptions	–	–	–
Written options and swaptions	–	–	–
Swap contracts	–	–	10,969
Foreign capital gains tax on appreciated securities	–	–	1,401
Foreign currency translation of other assets and liabilities denominated in foreign currencies	2	434	2,111
Foreign forward currency contracts	–	(179)	–
Net Change in Unrealized Appreciation (Depreciation)	(26,806)	100,783	362,142
Net Realized and Unrealized Gain (Loss)	79,784	271,026	874,715
Net Increase in Net Assets Resulting from Operations	$97,139	$329,222	$1,115,804

(1) Income is from the investment of collateral in an affiliated security.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Screened World Equity Ex-US Fund	Emerging Markets Equity Fund	Opportunistic Income Fund	Core Fixed Income Fund	High Yield Bond Fund	Long Duration Fund

$5,589	$30,220	$–	$–	$1,068	$–
161	603	691	14,108	3,093	278
88	570	26,424	361,523	183,766	20,399
–	–	–	3	–	–
(506)	(3,069)	–	–	(18)	–
5,332	28,324	27,115	375,634	187,909	20,677

1,069	7,153	1,750	24,635	9,461	1,217
82	421	194	3,236	970	203
5	23	11	229	54	11
1	6	3	70	16	3
150	645	15	330	77	14
7	31	16	333	76	18
3	17	7	149	36	7
20	16	181	609	230	90
2	13	6	109	27	7
2	8	4	83	19	4
6	33	14	296	72	15
1,347	8,366	2,201	30,079	11,038	1,589

(690)	(2,643)	(884)	(17,183)	(4,428)	(730)
(82)	(421)	(194)	(3,236)	(970)	(203)
575	5,302	1,123	9,660	5,640	656
4,757	23,022	25,992	365,974	182,269	20,021

9,010	33,690	(1,226)	(117,845)	(49,482)	(20,278)
–	–	–	6	–	–
360	1,649	(56)	22,636	–	348
(20)	(253)	–	23	11	–
–	–	–	(123)	48	–
–	–	–	(5,402)	–	–
(99)	(3,957)	–	–	–	–
–	–	–	4,738	–	–
547	–	–	2,155	–	151
9,798	31,129	(1,282)	(93,812)	(49,423)	(19,779)

8,520	31,064	1,464	183,682	45,477	3,709
–	–	–	14	–	–
48	(54)	(22)	2,807	–	379
–	–	–	1,352	–	–
–	–	–	(265)	–	–
365	–	–	(5,937)	–	(121)
70	1,673	–	–	–	–
41	(72)	(17)	(23)	–	–
(7)	–	–	(162)	(37)	–
9,037	32,611	1,425	181,468	45,440	3,967
18,835	63,740	143	87,656	(3,983)	(15,812)
$23,592	$86,762	$26,135	$453,630	$178,286	$4,209

SEI Institutional Investments Trust

STATEMENTS OF OPERATIONS / CONSOLIDATED STATEMENTS OF OPERATIONS ($ Thousands)

For the year ended May 31, 2025

	Long Duration Credit Fund	Ultra Short Duration Bond Fund	Emerging Markets Debt Fund
Investment Income:
Dividends	$–	$2	$–
Income from affiliated investments	1,246	173	–
Interest income	158,506	23,197	133,024
Less: foreign taxes withheld	–	–	(1,245)
Total Investment Income	159,752	23,372	131,779
Expenses:
Investment advisory fees	9,442	689	10,247
Administration fees	1,574	230	836
Trustees' fees	87	12	46
Chief compliance officer fees	26	4	14
Pricing fees	184	146	165
Custodian/wire agent fees	127	19	672
Professional fees	121	18	64
Proxy fees	59	8	32
Registration fees	45	7	24
Printing fees	31	5	17
Interest expense on reverse repurchase agreements	–	–	–
Dividend expense on securities sold short	–	–	–
Other expenses	118	17	63
Total Expenses	11,814	1,155	12,180
Less:
Waiver of investment advisory fees	(5,639)	(272)	(3,939)
Waiver of administration fees	(1,574)	(230)	(836)
Net Expenses	4,601	653	7,405
Net Investment Income	155,151	22,719	124,374
Net Realized Gain (Loss) on:
Investments	(84,456)	(323)	(17,520)
Futures contracts	767	(147)	836
Foreign currency transactions	–	–	(28,363)
Foreign forward currency contracts	–	–	4,941
Purchased options and swaptions	–	–	(109)
Foreign capital gains tax	–	–	(61)
Written options and swaptions	–	–	165
Swap contracts	286	–	(2,649)
Net Realized Gain (Loss)	(83,403)	(470)	(42,760)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	7,881	2,891	72,360
Securities sold short	–	–	–
Futures contracts	2,242	(14)	(517)
Purchased options and swaptions	–	–	53
Written options and swaptions	–	–	94
Swap contracts	(190)	–	7,361
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	–	(2,349)
Foreign forward currency contracts	–	–	(90)
Net Change in Unrealized Appreciation (Depreciation)	9,933	2,877	76,912
Net Realized and Unrealized Gain (Loss)	(73,470)	2,407	34,152
Net Increase in Net Assets Resulting from Operations	$81,681	$25,126	$158,526

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Real Return Fund	Limited Duration Bond Fund	Intermediate Duration Credit Fund	Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund

$–	$–	$–	$16,494	$5,013
–	2,888	2,169	1,038	–
9,423	95,918	190,682	14,754	30,390
–	(2)	–	(33)	–
9,423	98,804	192,851	32,253	35,403

574	5,240	10,133	10,097	4,186
131	1,048	2,027	841	381
7	58	111	47	21
2	17	33	14	6
6	132	149	23	79
3	83	161	22	35
10	80	156	64	30
5	41	75	33	14
4	32	57	29	12
3	21	40	17	7
–	–	–	–	1,723
–	–	–	–	1,152
10	81	151	65	29
755	6,833	13,093	11,252	7,675

(574)	(3,545)	(5,237)	(9,928)	(2,816)
(131)	(1,048)	(2,027)	(841)	(381)
50	2,240	5,829	483	4,478
9,373	96,564	187,022	31,770	30,925

(2,409)	6,404	(34,385)	217,539	10,514
–	730	1,167	15,506	8,492
–	–	–	5,125	52
–	–	–	–	(9)
–	–	–	(12,861)	(148)
–	–	–	–	–
–	–	–	9,755	71
–	–	–	(6,968)	(1,229)
(2,409)	7,134	(33,218)	228,096	17,743

10,704	22,709	65,461	(56,138)	645
–	–	–	–	(3,548)
–	(607)	(504)	5,812	(16,093)
–	(50)	–	(14,385)	–
–	–	–	13,917	–
–	–	–	52,772	1,388
–	–	–	(1,445)	1
–	–	–	–	(10)
10,704	22,052	64,957	533	(17,617)
8,295	29,186	31,739	228,629	126
$17,668	$125,750	$218,761	$260,399	$31,051

SEI Institutional Investments Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended May 31,

	Large Cap Fund		Large Cap Disciplined Equity Fund
	06/01/24 to 05/31/25	06/01/23 to 05/31/24	06/01/24 to 05/31/25	06/01/23 to 05/31/24
Operations:
Net investment income	$13,424	$14,082	$19,542	$21,688
Net realized gain	112,681	68,086	136,088	189,792
Net change in unrealized appreciation (depreciation)	(27,223)	91,939	4,804	113,633
Net Increase in Net Assets Resulting from Operations	98,882	174,107	160,434	325,113
Distributions:
Class A	(94,582)	(57,834)	(230,152)	(58,878)
Total Distributions	(94,582)	(57,834)	(230,152)	(58,878)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	50,466	26,475	304,011	89,133
Reinvestment of dividends & distributions	88,093	52,904	209,822	53,413
Cost of shares redeemed	(138,432)	(101,040)	(311,556)	(499,321)
Net Increase (Decrease) from Class A Transactions	127	(21,661)	202,277	(356,775)
Net Increase (Decrease) in Net Assets	4,427	94,612	132,559	(90,540)
Net Assets
Beginning of Year	799,089	704,477	1,185,488	1,276,028
End of Year	$803,516	$799,089	$1,318,047	$1,185,488

(1) See Note 7 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Large Cap Index Fund		S&P 500 Index Fund		Extended Market Index Fund		Small Cap Fund		Small Cap II Fund
06/01/24 to 05/31/25	06/01/23 to 05/31/24	06/01/24 to 05/31/25	06/01/23 to 05/31/24	06/01/24 to 05/31/25	06/01/23 to 05/31/24	06/01/24 to 05/31/25	06/01/23 to 05/31/24	06/01/24 to 05/31/25	06/01/23 to 05/31/24

$24,927	$25,894	$56,831	$69,289	$13,034	$15,929	$3,432	$3,035	$3,829	$3,587
230,668	194,330	431,200	738,658	85,109	113,728	24,908	12,876	16,334	27,238
(9,524)	205,938	64,143	323,861	19,095	152,716	(15,946)	34,089	(18,221)	24,263
246,071	426,162	552,174	1,131,808	117,238	282,373	12,394	50,000	1,942	55,088

(237,580)	(207,397)	(888,026)	(430,045)	(126,969)	(27,659)	(9,305)	(2,676)	(25,152)	(13,208)
(237,580)	(207,397)	(888,026)	(430,045)	(126,969)	(27,659)	(9,305)	(2,676)	(25,152)	(13,208)

369,850	222,293	577,804	530,634	177,974	127,545	33,169	17,859	68,311	10,589
226,941	195,210	860,300	415,004	122,538	26,661	9,120	2,590	24,189	12,395
(495,441)	(453,236)	(1,243,109)	(1,723,353)	(325,178)	(447,277)	(41,685)	(31,648)	(64,154)	(66,865)
101,350	(35,733)	194,995	(777,715)	(24,666)	(293,071)	604	(11,199)	28,346	(43,881)
109,841	183,032	(140,857)	(75,952)	(34,397)	(38,357)	3,693	36,125	5,136	(2,001)

1,842,403	1,659,371	4,317,878	4,393,830	1,156,719	1,195,076	247,585	211,460	247,025	249,026
$1,952,244	$1,842,403	$4,177,021	$4,317,878	$1,122,322	$1,156,719	$251,278	$247,585	$252,161	$247,025

SEI Institutional Investments Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended May 31,

	Small/Mid Cap Equity Fund		U.S. Equity Factor Allocation Fund		U.S. Managed Volatility Fund
	06/01/24 to 05/31/25	06/01/23 to 05/31/24	06/01/24 to 05/31/25	06/01/23 to 05/31/24	06/01/24 to 05/31/25	06/01/23 to 05/31/24
Operations:
Net investment income	$9,473	$10,397	$30,324	$20,142	$17,355	$18,696
Net realized gain	65,800	48,354	133,359	72,582	106,590	60,235
Net change in unrealized appreciation (depreciation)	(60,856)	98,106	115,614	204,732	(26,806)	37,187
Net Increase in Net Assets Resulting from Operations	14,417	156,857	279,297	297,456	97,139	116,118
Distributions:
Class A	(60,029)	(10,509)	(160,541)	(19,210)	(79,719)	(91,913)
Total Distributions	(60,029)	(10,509)	(160,541)	(19,210)	(79,719)	(91,913)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	168,064	51,948	1,118,662	413,703	73,022	153,685
Reinvestment of dividends & distributions	56,625	10,024	157,184	18,294	78,201	90,271
Cost of shares redeemed	(144,192)	(176,456)	(332,005)	(258,067)	(200,345)	(316,574)
Net Increase (Decrease) from Class A Transactions	80,497	(114,484)	943,841	173,930	(49,122)	(72,618)
Net Increase (Decrease) in Net Assets	34,885	31,864	1,062,597	452,176	(31,702)	(48,413)
Net Assets
Beginning of Year	802,878	771,014	1,473,043	1,020,867	732,663	781,076
End of Year	$837,763	$802,878	$2,535,640	$1,473,043	$700,961	$732,663

(1) See Note 7 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Global Managed Volatility Fund		World Equity Ex-US Fund		Screened World Equity Ex-US Fund		Emerging Markets Equity Fund
06/01/24 to 05/31/25	06/01/23 to 05/31/24	06/01/24 to 05/31/25	06/01/23 to 05/31/24	06/01/24 to 05/31/25	06/01/23 to 05/31/24	06/01/24 to 05/31/25	06/01/23 to 05/31/24

$58,196	$63,262	$241,089	$227,671	$4,757	$4,312	$23,022	$27,599
170,243	104,034	512,573	379,649	9,798	8,922	31,129	56,687
100,783	139,825	362,142	777,753	9,037	11,227	32,611	80,878
329,222	307,121	1,115,804	1,385,073	23,592	24,461	86,762	165,164

(209,560)	(130,632)	(300,352)	(229,297)	(6,655)	(3,952)	(48,673)	(30,902)
(209,560)	(130,632)	(300,352)	(229,297)	(6,655)	(3,952)	(48,673)	(30,902)

633,652	488,264	1,056,555	671,668	18,790	14,675	97,601	71,131
208,264	129,137	285,605	218,632	4,486	2,620	45,007	28,098
(895,365)	(887,581)	(1,462,952)	(1,744,978)	(20,780)	(21,824)	(325,966)	(282,043)
(53,449)	(270,180)	(120,792)	(854,678)	2,496	(4,529)	(183,358)	(182,814)
66,213	(93,691)	694,660	301,098	19,433	15,980	(145,269)	(48,552)

2,024,260	2,117,951	7,717,705	7,416,607	156,418	140,438	912,695	961,247
$2,090,473	$2,024,260	$8,412,365	$7,717,705	$175,851	$156,418	$767,426	$912,695

SEI Institutional Investments Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended May 31,

	Opportunistic Income Fund		Core Fixed Income Fund		High Yield Bond Fund
	06/01/24 to 05/31/25	06/01/23 to 05/31/24	06/01/24 to 05/31/25	06/01/23 to 05/31/24	06/01/24 to 05/31/25	06/01/23 to 05/31/24
Operations:
Net investment income	$25,992	$33,769	$365,974	$313,129	$182,269	$166,953
Net realized gain (loss)	(1,282)	(4,690)	(93,812)	(351,217)	(49,423)	(85,520)
Net change in unrealized appreciation	1,425	16,094	181,468	146,676	45,440	139,785
Net Increase in Net Assets Resulting from Operations	26,135	45,173	453,630	108,588	178,286	221,218
Distributions:
Class A	(25,331)	(33,561)	(349,865)	(303,930)	(171,640)	(245,142)
Total Distributions	(25,331)	(33,561)	(349,865)	(303,930)	(171,640)	(245,142)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	106,387	46,398	2,006,419	1,339,426	343,704	202,008
Reinvestment of dividends & distributions	22,787	30,891	325,971	282,848	162,239	231,739
Cost of shares redeemed	(120,392)	(224,653)	(828,246)	(1,531,181)	(333,723)	(476,915)
Net Increase (Decrease) from Class A Transactions	8,782	(147,364)	1,504,144	91,093	172,220	(43,168)
Net Increase (Decrease) in Net Assets	9,586	(135,752)	1,607,909	(104,249)	178,866	(67,092)
Net Assets
Beginning of Year	397,223	532,975	7,260,855	7,365,104	1,825,445	1,892,537
End of Year	$406,809	$397,223	$8,868,764	$7,260,855	$2,004,311	$1,825,445

(1) See Note 7 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Long Duration Fund		Long Duration Credit Fund		Ultra Short Duration Bond Fund		Emerging Markets Debt Fund
06/01/24 to 05/31/25	06/01/23 to 05/31/24	06/01/24 to 05/31/25	06/01/23 to 05/31/24	06/01/24 to 05/31/25	06/01/23 to 05/31/24	06/01/24 to 05/31/25	06/01/23 to 05/31/24

$20,021	$28,452	$155,151	$147,024	$22,719	$23,373	$124,374	$118,072
(19,779)	(55,763)	(83,403)	(140,384)	(470)	130	(42,760)	(85,545)
3,967	28,657	9,933	24,119	2,877	4,928	76,912	152,908
4,209	1,346	81,681	30,759	25,126	28,431	158,526	185,435

(20,029)	(28,448)	(155,175)	(147,153)	(22,014)	(23,200)	(95,637)	(134,640)
(20,029)	(28,448)	(155,175)	(147,153)	(22,014)	(23,200)	(95,637)	(134,640)

1,026,212	98,593	571,189	1,072,550	144,207	262,301	175,808	143,558
19,832	27,996	154,887	146,560	21,853	23,059	89,279	126,841
(918,196)	(308,769)	(801,508)	(1,025,194)	(215,615)	(122,244)	(286,546)	(476,585)
127,848	(182,180)	(75,432)	193,916	(49,555)	163,116	(21,459)	(206,186)
112,028	(209,282)	(148,926)	77,522	(46,443)	168,347	41,430	(155,391)

382,975	592,257	3,159,355	3,081,833	501,986	333,639	1,634,921	1,790,312
$495,003	$382,975	$3,010,429	$3,159,355	$455,543	$501,986	$1,676,351	$1,634,921

SEI Institutional Investments Trust

STATEMENTS OF CHANGES IN NET ASSETS / CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended May 31,

	Real Return Fund		Limited Duration Bond Fund
	06/01/24 to 05/31/25	06/01/23 to 05/31/24	06/01/24 to 05/31/25	06/01/23 to 05/31/24
Operations:
Net investment income	$9,373	$10,986	$96,564	$98,239
Net realized gain (loss)	(2,409)	(8,058)	7,134	(30,091)
Net change in unrealized appreciation (depreciation)	10,704	8,957	22,052	30,887
Net Increase in Net Assets Resulting from Operations	17,668	11,885	125,750	99,035
Distributions:
Class A	(10,596)	(9,942)	(94,200)	(97,104)
Total Distributions	(10,596)	(9,942)	(94,200)	(97,104)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	27,311	59,079	458,068	592,493
Reinvestment of dividends & distributions	10,144	9,618	93,652	95,744
Cost of shares redeemed	(61,727)	(112,314)	(841,943)	(488,429)
Net Increase (Decrease) from Class A Transactions	(24,272)	(43,617)	(290,223)	199,808
Net Increase (Decrease) in Net Assets	(17,200)	(41,674)	(258,673)	201,739
Net Assets
Beginning of Year	271,349	313,023	2,225,811	2,024,072
End of Year	$254,149	$271,349	$1,967,138	$2,225,811

(1) See Note 7 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Intermediate Duration Credit Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund
06/01/24 to 05/31/25	06/01/23 to 05/31/24	06/01/24 to 05/31/25	06/01/23 to 05/31/24	06/01/24 to 05/31/25	06/01/23 to 05/31/24

$187,022	$176,942	$31,770	$36,659	$30,925	$41,402
(33,218)	(109,071)	228,096	336,444	17,743	(27,581)
64,957	78,639	533	45,099	(17,617)	47,489
218,761	146,510	260,399	418,202	31,051	61,310

(187,089)	(176,902)	(420,677)	(205,115)	(35,945)	(33,541)
(187,089)	(176,902)	(420,677)	(205,115)	(35,945)	(33,541)

827,711	934,049	194,150	107,494	125,496	186,765
186,715	176,316	388,823	187,548	32,767	31,107
(897,562)	(1,263,957)	(439,220)	(563,071)	(176,761)	(242,037)
116,864	(153,592)	143,753	(268,029)	(18,498)	(24,165)
148,536	(183,984)	(16,525)	(54,942)	(23,392)	3,604

3,975,260	4,159,244	1,701,367	1,756,309	805,347	801,743
$4,123,796	$3,975,260	$1,684,842	$1,701,367	$781,955	$805,347

SEI Institutional Investments Trust

FINANCIAL HIGHLIGHTS

For the years ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets*	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class A
2025	$15.37	$0.26	$1.67	$1.93	$(0.27)	$(1.60)	$(1.87)	$15.43	12.92%	$803,516	0.18%	0.47%	1.63%	85%
2024	13.18	0.27	3.04	3.31	(0.26)	(0.86)	(1.12)	15.37	26.05	799,089	0.18	0.47	1.87	77
2023	15.07	0.27	(0.45)	(0.18)	(0.27)	(1.44)	(1.71)	13.18	(0.74)	704,477	0.18	0.47	1.99	88
2022	18.68	0.27	(0.36)	(0.09)	(0.27)	(3.25)	(3.52)	15.07	(1.96)	773,846	0.18	0.47	1.56	76
2021	13.95	0.27	5.57	5.84	(0.29)	(0.82)	(1.11)	18.68	43.39	1,097,320	0.18	0.47	1.70	78
Large Cap Disciplined Equity Fund
Class A
2025	$11.34	$0.17	$1.29	$1.46	$(0.36)	$(1.82)	$(2.18)	$10.62	13.18%	$1,318,047	0.18%	0.47%	1.54%	113%
2024	9.18	0.18	2.49	2.67	(0.44)	(0.07)	(0.51)	11.34	29.65	1,185,488	0.18	0.47	1.76	137
2023	9.58	0.14	(0.05)	0.09	(0.18)	(0.31)	(0.49)	9.18	1.27	1,276,028	0.17	0.47	1.56	118
2022	12.65	0.15	0.21	0.36	(0.31)	(3.12)	(3.43)	9.58	0.39	1,389,157	0.17	0.47	1.28	146
2021	9.71	0.17	3.73	3.90	(0.21)	(0.75)	(0.96)	12.65	42.00	1,668,804	0.17	0.47	1.51	142
Large Cap Index Fund
Class A
2025	$199.60	$2.78	$23.84	$26.62	$(2.81)	$(26.20)	$(29.01)	$197.21	13.57%	$1,952,244	0.04%	0.13%	1.36%	16%
2024	176.71	2.83	43.82	46.65	(2.70)	(21.06)	(23.76)	199.60	28.03	1,842,403	0.04	0.13	1.50	12
2023	201.38	2.94	(0.53)	2.41	(2.94)	(24.14)	(27.08)	176.71	2.39	1,659,371	0.05	0.14	1.62	11
2022	226.91	3.06	(6.83)	(3.77)	(3.13)	(18.63)	(21.76)	201.38	(2.74)	1,919,037	0.04	0.13	1.34	18
2021	163.61	2.89	65.82	68.71	(2.95)	(2.46)	(5.41)	226.91	42.57	2,297,701	0.03	0.12	1.47	20
S&P 500 Index Fund
Class A
2025	$22.25	$0.29	$2.63	$2.92	$(0.31)	$(4.85)	$(5.16)	$20.01	13.45%	$4,177,021	0.05%	0.12%	1.33%	5%
2024	19.10	0.32	4.80	5.12	(0.31)	(1.66)	(1.97)	22.25	28.10	4,317,878	0.05	0.12	1.53	6
2023	20.36	0.31	0.11	0.42	(0.30)	(1.38)	(1.68)	19.10	2.82	4,393,830	0.06	0.13	1.66	6
2022	21.82	0.30	(0.22)	0.08	(0.30)	(1.24)	(1.54)	20.36	(0.33)	5,106,116	0.05	0.12	1.33	11
2021	16.13	0.29	6.09	6.38	(0.29)	(0.40)	(0.69)	21.82	40.24	6,251,980	0.04	0.11	1.51	19
Extended Market Index Fund
Class A
2025	$17.56	$0.20	$1.59	$1.79	$(0.22)	$(1.98)	$(2.20)	$17.15	9.88%	$1,122,322	0.06%	0.20%	1.14%	21%
2024	14.39	0.21	3.32	3.53	(0.21)	(0.15)	(0.36)	17.56	24.71	1,156,719	0.06	0.20	1.29	34
2023	15.51	0.20	(0.70)	(0.50)	(0.20)	(0.42)	(0.62)	14.39	(3.11)	1,195,076	0.06	0.20	1.37	34
2022	22.89	0.19	(3.90)	(3.71)	(0.21)	(3.46)	(3.67)	15.51	(18.88)	1,453,682	0.05	0.19	0.96	49
2021	14.47	0.18	8.81	8.99	(0.18)	(0.39)	(0.57)	22.89	62.79	1,755,160	0.05	0.19	0.95	58
Small Cap Fund
Class A
2025	$13.27	$0.18	$0.30	$0.48	$(0.28)	$(0.22)	$(0.50)	$13.25	3.57%	$251,278	0.42%	0.72%	1.32%	90%
2024	10.83	0.16	2.42	2.58	(0.14)	—	(0.14)	13.27	23.93	247,585	0.44	0.72	1.30	108
2023	12.59	0.15	(0.97)	(0.82)	(0.16)	(0.78)	(0.94)	10.83	(6.73)	211,460	0.44	0.72	1.27	114
2022	18.54	0.15	(1.46)	(1.31)	(0.16)	(4.48)	(4.64)	12.59	(9.62)	227,791	0.44	0.72	0.94	120
2021	11.91	0.15	7.22	7.37	(0.14)	(0.60)	(0.74)	18.54	63.38	287,220	0.44	0.72	0.98	122

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

FINANCIAL HIGHLIGHTS

For the years ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets*		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Small Cap II Fund
Class A
2025	$11.32	$0.16	$(0.03)	$0.13	$(0.17)	$(0.90)	$(1.07)	$10.38	0.67%	$252,161	0.40%		0.72%	1.43%	94%
2024	9.67	0.14	2.04	2.18	(0.14)	(0.39)	(0.53)	11.32	22.95	247,025	0.43		0.72	1.37	101
2023	10.58	0.11	(0.60)	(0.49)	(0.12)	(0.30)	(0.42)	9.67	(4.65)	249,026	0.43		0.72	1.12	107
2022	15.16	0.10	(1.51)	(1.41)	(0.10)	(3.07)	(3.17)	10.58	(11.14)	324,229	0.43		0.72	0.75	130
2021	8.95	0.10	6.21	6.31	(0.10)	—	(0.10)	15.16	70.79	509,597	0.43		0.72	0.82	151
Small/Mid Cap Equity Fund
Class A
2025	$10.28	$0.12	$0.03	$0.15	$(0.18)	$(0.61)	$(0.79)	$9.64	1.24%	$837,763	0.40%		0.72%	1.16%	67%
2024	8.57	0.12	1.72	1.84	(0.13)	—	(0.13)	10.28	21.55	802,878	0.41		0.72	1.31	81
2023	10.10	0.14	(0.98)	(0.84)	(0.14)	(0.55)	(0.69)	8.57	(8.40)	771,014	0.41		0.72	1.49	79
2022	14.11	0.12	(0.77)	(0.65)	(0.11)	(3.25)	(3.36)	10.10	(6.47)	944,301	0.42		0.72	1.00	82
2021	9.23	0.10	5.23	5.33	(0.08)	(0.37)	(0.45)	14.11	58.97	1,173,130	0.41		0.72	0.88	88
U.S. Equity Factor Allocation Fund
Class A
2025	$13.75	$0.22	$1.89	$2.11	$(0.20)	$(0.93)	$(1.13)	$14.73	15.71%	$2,535,640	0.02%		0.32%	1.48%	47%
2024	10.90	0.21	2.84	3.05	(0.20)	—	(0.20)	13.75	28.22	1,473,043	0.02		0.32	1.67	50
2023	12.36	0.21	(0.35)	(0.14)	(0.21)	(1.11)	(1.32)	10.90	(0.57)	1,020,867	0.02		0.32	1.91	72
2022	15.37	0.23	0.05	0.28	(0.24)	(3.05)	(3.29)	12.36	0.10	949,390	0.02		0.32	1.61	64
2021	10.67	0.22	4.70	4.92	(0.22)	—	(0.22)	15.37	46.54	1,068,145	0.02		0.32	1.71	72
U.S. Managed Volatility Fund
Class A
2025	$11.56	$0.28	$1.24	$1.52	$(0.29)	$(1.09)	$(1.38)	$11.70	13.92%	$700,961	0.20%		0.65%	2.38%	116%
2024	11.23	0.29	1.48	1.77	(0.28)	(1.16)	(1.44)	11.56	16.97	732,663	0.20		0.72	2.55	59
2023	13.13	0.31	(0.76)	(0.45)	(0.31)	(1.14)	(1.45)	11.23	(3.75)	781,076	0.20		0.72	2.52	55
2022	15.29	0.35	0.36	0.71	(0.36)	(2.51)	(2.87)	13.13	4.71	887,170	0.20		0.72	2.47	55
2021	12.17	0.29	3.14	3.43	(0.30)	(0.01)	(0.31)	15.29	28.60	1,115,591	0.20		0.72	2.21	61
Global Managed Volatility Fund
Class A
2025	$11.60	$0.35	$1.58	$1.93	$(0.40)	$(1.00)	$(1.40)	$12.13	17.81%	$2,090,473	0.25	%(2)	0.73%	2.95%	102%
2024	10.66	0.34	1.30	1.64	(0.33)	(0.37)	(0.70)	11.60	15.84	2,024,260	0.24		0.72	3.04	57
2023	11.92	0.32	(0.41)	(0.09)	(0.66)	(0.51)	(1.17)	10.66	(0.62)	2,117,951	0.25		0.72	2.88	67
2022	13.21	0.32	0.26	0.58	(0.31)	(1.56)	(1.87)	11.92	4.25	2,457,371	0.25		0.72	2.49	56
2021	10.88	0.28	2.29	2.57	(0.24)	—	(0.24)	13.21	23.93	2,722,519	0.24		0.72	2.42	53
World Equity Ex-US Fund
Class A
2025	$12.45	$0.39	$1.40	$1.79	$(0.43)	$(0.07)	$(0.50)	$13.74	14.92%	$8,412,365	0.27%		0.63%	3.07%	54%
2024	10.71	0.34	1.75	2.09	(0.35)	—	(0.35)	12.45	19.71	7,717,705	0.28		0.63	2.98	76
2023	11.65	0.36	(0.78)	(0.42)	(0.28)	(0.24)	(0.52)	10.71	(3.47)	7,416,607	0.29		0.64	3.36	107
2022	16.57	0.36	(2.17)	(1.81)	(0.37)	(2.74)	(3.11)	11.65	(12.53)	8,786,841	0.28		0.63	2.52	73
2021	11.67	0.28	4.87	5.15	(0.22)	(0.03)	(0.25)	16.57	44.38	10,497,695	0.29		0.63	1.96	85

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.24%.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

FINANCIAL HIGHLIGHTS

For the years ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets*	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Screened World Equity Ex-US Fund
Class A
2025	$11.31	$0.33	$1.27	$1.60	$(0.34)	$(0.13)	$(0.47)	$12.44	14.67%	$175,851	0.35%	0.82%	2.89%	67%
2024	9.85	0.31	1.44	1.75	(0.29)	—	(0.29)	11.31	17.93	156,418	0.36	0.83	2.93	122
2023	10.75	0.31	(0.61)	(0.30)	(0.28)	(0.32)	(0.60)	9.85	(2.55)	140,438	0.29	0.77	3.11	93
2022	14.56	0.33	(1.76)	(1.43)	(0.28)	(2.10)	(2.38)	10.75	(10.99)	154,699	0.29	0.78	2.64	84
2021	10.05	0.22	4.62	4.84	(0.22)	(0.11)	(0.33)	14.56	48.54	136,932	0.36	0.82	1.78	102
Emerging Markets Equity Fund
Class A
2025	$9.70	$0.27	$0.79	$1.06	$(0.38)	$(0.22)	$(0.60)	$10.16	11.47%	$767,426	0.63%	0.99%	2.73%	54%
2024	8.44	0.26	1.29	1.55	(0.29)	—	(0.29)	9.70	18.66	912,695	0.66	1.03	2.87	71
2023	9.34	0.26	(0.74)	(0.48)	(0.21)	(0.21)	(0.42)	8.44	(4.83)	961,247	0.63	1.19	3.05	61
2022	12.69	0.23	(1.73)	(1.50)	(0.20)	(1.65)	(1.85)	9.34	(13.17)	1,139,272	0.59	1.17	2.03	86
2021	8.37	0.19	4.34	4.53	(0.21)	—	(0.21)	12.69	54.35	1,371,657	0.61	1.18	1.79	90
Opportunistic Income Fund
Class A
2025	$8.03	$0.54	$0.01	$0.55	$(0.53)	$—	$(0.53)	$8.05	7.06%	$406,809	0.29%	0.57%	6.67%	48%
2024	7.85	0.55	0.19	0.74	(0.56)	—	(0.56)	8.03	9.78	397,223	0.28	0.55	6.98	37
2023	7.91	0.42	(0.08)	0.34	(0.40)	—	(0.40)	7.85	4.44	532,975	0.25	0.52	5.35	33
2022	8.20	0.21	(0.29)	(0.08)	(0.21)	—	(0.21)	7.91	(0.97)	666,905	0.23	0.52	2.56	45
2021	7.87	0.23	0.32	0.55	(0.22)	—	(0.22)	8.20	7.10	993,299	0.23	0.52	2.83	62
Core Fixed Income Fund
Class A
2025	$8.64	$0.39	$0.12	$0.51	$(0.38)	$—	$(0.38)	$8.77	5.90%	$8,868,764	0.12%	0.37%	4.45%	373%
2024	8.87	0.38	(0.24)	0.14	(0.37)	—	(0.37)	8.64	1.59	7,260,855	0.13	0.37	4.34	311
2023	9.39	0.31	(0.52)	(0.21)	(0.31)	—	(0.31)	8.87	(2.16)	7,365,104	0.12	0.37	3.47	321
2022	10.47	0.18	(1.06)	(0.88)	(0.20)	—	(0.20)	9.39	(8.52)	8,516,949	0.12	0.36	1.77	380
2021	10.96	0.19	(0.07)	0.12	(0.22)	(0.39)	(0.61)	10.47	1.00	9,105,850	0.12	0.36	1.73	386
High Yield Bond Fund
Class A
2025	$7.02	$0.67	$(0.01)	$0.66	$(0.63)	$—	$(0.63)	$7.05	9.65%	$2,004,311	0.29%	0.57%	9.38%	53%
2024	7.11	0.63	0.20	0.83	(0.74)	(0.18)	(0.92)	7.02	12.30	1,825,445	0.29	0.57	8.84	57
2023	8.05	0.55	(0.66)	(0.11)	(0.63)	(0.20)	(0.83)	7.11	(1.20)	1,892,537	0.28	0.56	7.40	42
2022	8.84	0.53	(0.78)	(0.25)	(0.54)	—	(0.54)	8.05	(3.09)	2,262,547	0.28	0.56	6.08	50
2021	7.74	0.47	1.25	1.72	(0.52)	(0.10)	(0.62)	8.84	22.88	2,843,123	0.29	0.55	5.61	78

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

FINANCIAL HIGHLIGHTS

For the years ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets*	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Long Duration Fund
Class A
2025	$5.87	$0.29	$(0.14)	$0.15	$(0.29)	$—	$(0.29)	$5.73	2.52%	$495,003	0.16%	0.39%	4.93%	176%
2024	6.19	0.29	(0.32)	(0.03)	(0.29)	—	(0.29)	5.87	(0.45)	382,975	0.15	0.38	4.85	105
2023	6.87	0.28	(0.68)	(0.40)	(0.28)	—	(0.28)	6.19	(5.82)	592,257	0.14	0.37	4.40	109
2022	8.44	0.26	(1.44)	(1.18)	(0.26)	(0.13)	(0.39)	6.87	(14.66)	709,737	0.14	0.37	3.15	127
2021	9.57	0.28	(0.29)	(0.01)	(0.28)	(0.84)	(1.12)	8.44	(0.79)	1,297,932	0.14	0.37	3.05	105
Long Duration Credit Fund
Class A
2025	$7.76	$0.39	$(0.18)	$0.21	$(0.39)	$—	$(0.39)	$7.58	2.60%	$3,010,429	0.15%	0.37%	4.92%	79%
2024	8.06	0.38	(0.30)	0.08	(0.38)	—	(0.38)	7.76	1.06	3,159,355	0.15	0.37	4.85	84
2023	8.90	0.36	(0.84)	(0.48)	(0.36)	—	(0.36)	8.06	(5.33)	3,081,833	0.15	0.37	4.42	75
2022	11.10	0.35	(1.88)	(1.53)	(0.35)	(0.32)	(0.67)	8.90	(14.73)	2,827,904	0.14	0.37	3.22	85
2021	11.90	0.36	(0.25)	0.11	(0.37)	(0.54)	(0.91)	11.10	0.52	4,548,557	0.14	0.37	3.08	56
Ultra Short Duration Bond Fund
Class A
2025	$9.90	$0.49	$0.06	$0.55	$(0.48)	$—	$(0.48)	$9.97	5.63%	$455,543	0.14%	0.25%	4.93%	77%
2024	9.79	0.48	0.10	0.58	(0.47)	—	(0.47)	9.90	6.09	501,986	0.15	0.25	4.86	53
2023	9.81	0.26	(0.01)	0.25	(0.27)	—	(0.27)	9.79	2.56	333,639	0.12	0.22	2.68	48
2022	10.02	0.08	(0.20)	(0.12)	(0.09)	—	(0.09)	9.81	(1.22)	523,552	0.12	0.22	0.78	55
2021	9.99	0.10	0.04	0.14	(0.11)	—	(0.11)	10.02	1.45	723,281	0.12	0.22	1.01	79
Emerging Markets Debt Fund
Class A
2025	$8.47	$0.64	$0.18	$0.82	$(0.50)	$—	$(0.50)	$8.79	10.00%	$1,676,351	0.44%	0.73%	7.42%	142%
2024	8.26	0.57	0.29	0.86	(0.65)	—	(0.65)	8.47	10.75	1,634,921	0.43	0.78	6.73	102
2023	8.33	0.51	(0.41)	0.10	(0.17)	—	(0.17)	8.26	1.22	1,790,312	0.42	0.95	6.37	82
2022	10.29	0.48	(2.04)	(1.56)	(0.40)	—	(0.40)	8.33	(15.65)	1,973,188	0.41	0.94	5.06	76
2021	9.37	0.48	0.64	1.12	(0.20)	—	(0.20)	10.29	12.04	2,395,679	0.40	0.94	4.72	81
Real Return Fund
Class A
2025	$9.14	$0.33	$0.30	$0.63	$(0.37)	$—	$(0.37)	$9.40	7.07%	$254,149	0.02%	0.29%	3.58%	34%
2024	9.06	0.33	0.04	0.37	(0.29)	—	(0.29)	9.14	4.25	271,349	0.02	0.29	3.71	45
2023	9.79	0.41	(0.62)	(0.21)	(0.52)	—	(0.52)	9.06	(2.09)	313,023	0.02	0.29	4.48	40
2022	10.23	0.71	(0.50)	0.21	(0.65)	—	(0.65)	9.79	2.06	294,248	0.02	0.29	7.08	36
2021	9.68	0.24	0.45	0.69	(0.14)	—	(0.14)	10.23	7.21	335,816	0.02	0.29	2.41	46

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

FINANCIAL HIGHLIGHTS / CONSOLIDATED FINANCIAL HIGHLIGHTS

For the years ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets*		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Limited Duration Bond Fund
Class A
2025	$9.48	$0.44	$0.14	$0.58	$(0.43)	$—	$(0.43)	$9.63	6.23%	$1,967,138	0.11	%(2)	0.33%	4.60%	289%
2024	9.48	0.42	(0.01)	0.41	(0.41)	—	(0.41)	9.48	4.46	2,225,811	0.11		0.33	4.44	284
2023	9.66	0.26	(0.18)	0.08	(0.26)	—	(0.26)	9.48	0.84	2,024,072	0.11		0.32	2.75	238
2022	10.08	0.10	(0.38)	(0.28)	(0.11)	(0.03)	(0.14)	9.66	(2.81)	1,609,322	0.11		0.32	1.01	195
2021	10.13	0.12	0.08	0.20	(0.14)	(0.11)	(0.25)	10.08	1.89	1,526,502	0.11		0.32	1.22	155
Intermediate Duration Credit Fund
Class A
2025	$8.69	$0.41	$0.07	$0.48	$(0.41)	$—	$(0.41)	$8.76	5.54%	$4,123,796	0.14%		0.32%	4.61%	130%
2024	8.76	0.38	(0.07)	0.31	(0.38)	—	(0.38)	8.69	3.64	3,975,260	0.15		0.32	4.38	124
2023	9.24	0.32	(0.48)	(0.16)	(0.32)	—	(0.32)	8.76	(1.72)	4,159,244	0.15		0.32	3.62	136
2022	10.61	0.26	(1.24)	(0.98)	(0.26)	(0.13)	(0.39)	9.24	(9.56)	3,468,050	0.15		0.32	2.49	135
2021	10.88	0.29	(0.03)	0.26	(0.29)	(0.24)	(0.53)	10.61	2.30	3,938,939	0.15		0.32	2.62	103
Dynamic Asset Allocation Fund
Class A
2025	$21.41	$0.39	$2.79	$3.18	$(0.39)	$(5.58)	$(5.97)	$18.62	15.83%	$1,684,842	0.03%		0.67%	1.88%	26%
2024	19.05	0.42	4.32	4.74	(0.24)	(2.14)	(2.38)	21.41	26.35	1,701,367	0.03		0.67	2.07	2
2023	21.93	0.35	(0.59)	(0.24)	(0.98)	(1.66)	(2.64)	19.05	(0.22)	1,756,309	0.07		0.67	1.79	25
2022	25.07	0.29	0.82	1.11	(1.55)	(2.70)	(4.25)	21.93	3.00	1,883,125	0.08		0.67	1.17	13
2021	19.41	0.30	7.99	8.29	(0.44)	(2.19)	(2.63)	25.07	45.21	2,059,300	0.08		0.66	1.34	17
Multi-Asset Real Return Fund
Class A
2025	$7.35	$0.30	$(0.01)	$0.29	$(0.36)	$—	$(0.36)	$7.28	4.17%	$781,955	0.59	%(3)	1.01%	4.06%	41%
2024	7.11	0.34	0.17	0.51	(0.27)	—	(0.27)	7.35	7.27	805,347	1.29	(4)	1.71	4.69	44
2023	8.61	0.33	(0.81)	(0.48)	(1.02)	—	(1.02)	7.11	(6.04)	801,743	1.03	(4)	1.44	4.19	96
2022	8.21	0.36	0.84	1.20	(0.80)	—	(0.80)	8.61	15.80	784,563	0.41	(4)	0.82	4.32	54
2021	7.36	0.20	0.83	1.03	(0.18)	—	(0.18)	8.21	14.17	711,205	0.43	(4)	0.84	2.58	63

.

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.10%.
(3)	The expense ratio includes dividend, interest, and proxy fee expense. Had this expense been excluded the ratio would have been 0.21%.
(4)	The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded the ratio would have been 0.21%.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

May 31, 2025

1. ORGANIZATION

SEI Institutional Investments Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 26 registered funds: Large Cap, Large Cap Disciplined Equity, Large Cap Index, S&P 500 Index, Extended Market Index, Small Cap, Small Cap II, Small/Mid Cap Equity, U.S. Equity Factor Allocation, U.S. Managed Volatility, Global Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US, Emerging Markets Equity, Opportunistic Income, Core Fixed Income, High Yield Bond, Long Duration, Long Duration Credit, Ultra Short Duration Bond, Emerging Markets Debt, Real Return, Limited Duration Bond, Intermediate Duration Credit, Dynamic Asset Allocation and Multi-Asset Real Return (each a “Fund,” collectively, the “Funds”) each of which are diversified Funds with the exception of the Emerging Markets Debt and Multi-Asset Real Return Funds. The Trust is registered to offer Class A shares of all Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment goals, principal strategies and risks.

The DAA Commodity Strategy Subsidiary, Ltd. and the MARR Commodity Strategy Subsidiary, Ltd. (the “Subsidiaries”) are wholly-owned subsidiaries of the Dynamic Asset Allocation and Multi-Asset Real Return Funds, respectively. The Subsidiaries are organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the Dynamic Asset Allocation and Multi-Asset Real Return Funds and their respective subsidiary has been consolidated on the Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board’s designation, has appointed a committee of SIMC persons to function as the Valuation Designee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy (together the “Policy”). When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ official closing price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s net asset value is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars

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using currency exchange rates. If a security’s price cannot be obtained, as noted above, or in the case of an equity tranche of a collateralized debt obligations/collateralized loan obligations, the Funds will value the securities using a bid price from at least one independent broker.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Policy until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options and warrants are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its Net Asset Value (“NAV”), the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Committee if it receives such notification from a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Policy provides that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of a Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with Rule 2a-5 and the Policy.

The Valuation Designee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Policy, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

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The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that a Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when a Fund does not price its shares. As a result, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

All of the Funds which hold international securities use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these Funds will value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.) or quoted prices for identical instruments in inactive markets; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic

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fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the year ended May 31, 2025 maximized the use of observable inputs and minimized the use of unobservable inputs. For details of the investment classification, reference the Schedules of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income and expense is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income. Consent fees and amendment income received from Bank Loans is recorded as interest income in the accompanying Statements of Operations/Consolidated Statements of Operations.

For Treasury Inflation-Protected Securities, the principal amount is adjusted daily to keep pace with inflation.

Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest in the accompanying Statements of Operations/Consolidated Statements of Operations. Such adjustments may have a significant impact on a Fund’s distributions.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash and cash equivalents on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities and Consolidated Statements of Cash Flows. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Cash Equivalents, as shown on the Schedule of Investments/Consolidated Schedule of Investments, are classified as Investments on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open repurchase agreements as of May 31, 2025, if applicable.

Reverse Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Assets are then segregated to cover the requirements to repurchase the assets. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or

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becomes insolvent, a Fund’s use of the proceeds under the reverse repurchase agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open reverse repurchase agreements as of May 31, 2025, if applicable.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Commodity-Linked Investments — To the extent consistent with its Investment Objective and Strategies, the Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of commodities or commodity indices. The Dynamic Asset Allocation and Multi-Asset Real Return Funds may also invest in equity securities of issuers in commodity-related industries.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. The Subsidiary, unlike the Fund, may invest to a significant extent directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. A Fund may invest up to 25% of its total assets in its Subsidiary.

In order for a Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the Dynamic Asset Allocation and Multi-Asset Real Return Funds invest in such instruments directly, each Fund will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investments.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes.

A Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open forward foreign currency contracts as of May 31, 2025, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as

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to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open futures contracts as of May 31, 2025, if applicable.

Master Limited Partnerships — Investments in units of master limited partnerships (“MLPs”) involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit a Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to a Fund of distributions from the MLP, likely causing a reduction in the value of a Fund's shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding Master Limited Partnerships, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open option/swaption contracts as of May 31, 2025, if applicable.

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Securities Sold Short—To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

A Fund must comply with Rule 18f-4 under the 1940 Act with respect to its short sale borrowings, which are considered Derivative Transactions under the Rule. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding securities sold short as of May 31, 2025, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest

(e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on SOFR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss on the Statements of Operations or Consolidated Statements of Operations. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

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Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open swap agreements as of May 31, 2025, if applicable.

Forward Treasury Commitments — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. A Fund may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

A Fund must comply with Rule 18f-4 under the 1940 Act with respect to its delayed delivery transactions, which are considered Derivative Transactions under the Rule. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding delayed delivery transactions as of May 31, 2025, if applicable.

Participation Notes (P-Notes) — To the extent consistent with its Investment Objective and Strategies, a Fund may acquire P-Notes issued by participating banks or broker-dealers. P-Notes are participation interest notes that are designed to offer a return linked to a particular underlying equity, debt, currency or market. The P-Notes in which the Fund may invest will typically have a maturity of one year. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate.

In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the-counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. In addition, the Fund will incur transaction costs as a result of investments in P-Notes.

SEI Institutional Investments Trust

Loan Participations and Brady Bonds — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in Loan Participations. Loan Participations include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. Each Fund may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, a Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, a Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, a Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund as of May 31, 2025. The interest rate indicated in the Fund’s Schedule of Investments is the rate in effect at May 31, 2025. Pursuant to the terms of certain loan agreements, the Funds may hold unfunded commitments in loan participations which are disclosed on the Statement of Assets and Liabilities. Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities. The Funds disclose consent fees and amendment income in the Statement of Operations as “Interest income”.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs and CLOs may charge management fees and administrative expenses.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Disciplined Equity, Large Cap Index, S&P 500 Index, Extended Market Index, Small Cap, Small Cap II, Small/Mid Cap Equity, U.S. Equity Factor Allocation, U.S. Managed Volatility, Opportunistic Income, Emerging Markets Debt and Real Return Funds; declared daily and paid monthly for the Core Fixed Income, High Yield Bond, Long Duration, Long Duration Credit, Ultra Short Duration Bond and Intermediate Duration Credit Funds; declared and paid at least annually for the Global Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US, Emerging Markets Equity, Limited Duration Bond, Dynamic Asset Allocation and Multi-Asset Real Return Funds. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. For US REITs, distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Restricted Securities — The Funds may invest in private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2025

the procedures approved by the Board. Please refer to the Schedule of Investments for Funds that held Restricted Securities.

Investment in Subsidiary — The Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest in their own Subsidiary. By investing in its Subsidiary, each Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by the applicable Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. A Subsidiary, however, is not registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Thus, the Dynamic Asset Allocation and Multi-Asset Real Return Funds, as investors in their own Subsidiary, will not have all of the protections offered to investors in registered investment companies.

However, each Fund wholly owns and controls its respective Subsidiary, and the Funds and the Subsidiaries are all managed by SIMC, making it unlikely that the Subsidiary will take action contrary to the interests of the applicable Fund or its shareholders. While a Subsidiary has its own Board of Directors (“Board”) that is responsible for overseeing the operations of such Subsidiary, the respective Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the respective Subsidiary, and the Fund’s role as the sole shareholder of such Subsidiary. It is not currently expected that shares of the Subsidiary will be sold or offered to investors other than the respective Fund.

Changes in the laws of the United States and/or the Cayman Islands or governmental interpretation of such laws, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or its respective Subsidiary to operate as intended and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment return.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

SEI Institutional Investments Trust

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements ("ISDA Master Agreements"). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

The notional amounts of the swaps are not recorded in the financial statements; however the notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event were to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows ($ Thousands):

Emerging Markets Debt Fund Maximum Potential Amount of Future Payments by Contract Term
	0-6 Months	6-12 Months	1-5 Years	5-10 Years	>10 Years	Total
Current credit spread* on underlying (in basis points)
0-300	$—	$—	$—	$—	$—	$—
301-400	—	—	700	—	—	700
Greater than 400	—	—	—	—	—	—
Total	$—	$—	$700	$—	$—	$700

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

Multi-Asset Real Return Fund Maximum Potential Amount of Future Payments by Contract Term
	0-6 Months	6-12 Months	1-5 Years	5-10 Years	>10 Years	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$—	$11,289	$—	$11,289
Greater than 100	—	—	—	—	—	—
Total	$—	$—	$—	$11,289	$—	$11,289

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments located on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities as of May 31, 2025 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value
Large Cap Fund
Equity contracts	Unrealized appreciation on futures contracts	$1,013	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$1,013			$—

Large Cap Disciplined Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$2,255	*	Unrealized depreciation on futures contracts	$—	*
	Unrealized appreciation on swap contracts	1,186	†	Unrealized depreciation on swap contracts	—	†
Total derivatives not accounted for as hedging instruments		$3,441			$—

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2025

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value
Large Cap Index Fund
Equity contracts	Unrealized appreciation on futures contracts	$1,816	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$1,816			$—

S&P 500 Index Fund
Equity contracts	Unrealized appreciation on futures contracts	$4,118	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$4,118			$—

Extended Market Index Fund
Equity contracts	Unrealized appreciation on futures contracts	$1,097	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$1,097			$—

Small Cap Fund
Equity contracts	Unrealized appreciation on futures contracts	$66	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$66			$—

Small Cap II Fund
Equity contracts	Unrealized appreciation on futures contracts	$353	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$353			$—

Small/Mid Cap Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$1,030	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$1,030			$—

U.S. Equity Factor Allocation Fund
Equity contracts	Unrealized appreciation on futures contracts	$1,410	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$1,410			$—

U.S. Managed Volatility Fund
Equity contracts	Unrealized appreciation on futures contracts	$114	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$114			$—

SEI Institutional Investments Trust

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value
Global Managed Volatility Fund
Equity contracts	Unrealized appreciation on futures contracts	$23	*	Unrealized depreciation on futures contracts	$28	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	1,040		Unrealized loss on forward foreign currency contracts	1,892
Total derivatives not accounted for as hedging instruments		$1,063			$1,920

World Equity Ex-US Fund
Equity contracts	Unrealized appreciation on futures contracts	$1,086	*	Unrealized depreciation on futures contracts	$47	*
	Unrealized appreciation on swap contracts	18,102	†	Unrealized depreciation on swap contracts	—	†
Total derivatives not accounted for as hedging instruments		$ 19,188			$ 47

Screened World Equity Ex-US Fund
Equity contracts	Unrealized appreciation on futures contracts	$ 41	*	Unrealized depreciation on futures contracts	$ 6	*
	Unrealized appreciation on swap contracts	547	†	Unrealized depreciation on swap contracts	—	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	1		Unrealized loss on forward foreign currency contracts	8
		$ 589			$14

Emerging Markets Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$—	*	Unrealized depreciation on futures contracts	$186	*
Total derivatives not accounted for as hedging instruments		$—			$186

Opportunistic Income Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$—	*	Unrealized depreciation on futures contracts	$18	*
Total derivatives not accounted for as hedging instruments		$—			$18

Core Fixed Income Fund
Interest rate contracts	Investments, at value**	2,083		Options and swaptions written, at value	—
	Unrealized appreciation on futures contracts	$2,957	*	Unrealized depreciation on futures contracts	$2,863	*
Total derivatives not accounted for as hedging instruments		$5,040			$2,863

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2025

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value
High Yield Bond Fund
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	$—		Unrealized loss on forward foreign currency contracts	$40
Total derivatives not accounted for as hedging instruments		$—			$40

Long Duration Fund
Interest rate contracts	Unrealized appreciation on future contracts	$281	*	Unrealized depreciation on future contracts	$150	*
Total derivatives not accounted for as hedging instruments		$281			$150

Long Duration Credit Fund
Interest rate contracts	Unrealized appreciation on future contracts	$1,828	*	Unrealized depreciation on future contracts	$741	*
Total derivatives not accounted for as hedging instruments		$1,828			$741

Emerging Markets Debt Fund
Equity contracts	Unrealized appreciation on swap contracts	$—	†	Unrealized depreciation on swap contracts	$1	†
Interest rate contracts	Unrealized appreciation on future contracts	—	*	Unrealized depreciation on future contracts	66	*
	Unrealized appreciation on swap contracts	7,703	†	Unrealized depreciation on swap contracts	2,165	†
	Investments, at value**	—		Options and swaptions written, at value	291
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	7,876		Unrealized loss on forward foreign currency contracts	11,064
	Investments, at value**	2,279		Options and swaptions written, at value	768
Credit contracts	Unrealized appreciation on swap contracts	51	†	Unrealized depreciation on swap contracts	503	†
Total derivatives not accounted for as hedging instruments		$17,909			$14,858

Limited Duration Bond Fund
Interest rate contracts	Unrealized appreciation on future contracts	$100	*	Unrealized depreciation on future contracts	$467	*
	Investments, at value**	$60		Options and swaptions purchased, at value	$—
Total derivatives not accounted for as hedging instruments		$160			$467

Intermediate Duration Credit Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$481	*	Unrealized depreciation on futures contracts	$841	*
Total derivatives not accounted for as hedging instruments		$481			$841

SEI Institutional Investments Trust

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value
Dynamic Asset Allocation Fund
Interest rate contracts	Unrealized appreciation on swaps contracts	$81,542	†	Unrealized depreciation on swap contracts	$4,408	†
	Investments, at value**	7,284		Options and swaptions written, at value	1,242
Equity contracts	Unrealized appreciation on futures contracts	14,181	*	Unrealized depreciation on futures contracts	—	*
Foreign exchange contracts	Investments, at value**	2,770		Options and swaptions written, at value	1,947
	Unrealized appreciation on swap contracts	—	†	Unrealized depreciation on swap contracts	116	†
Total derivatives not accounted for as hedging instruments		$105,777			$7,713

Multi-Asset Real Return Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$321	*	Unrealized depreciation on futures contracts	$—	*
	Unrealized appreciation on swap contracts	2,404	†	Unrealized depreciation on swap contracts	197	†
Equity contracts	Unrealized appreciation on futures contracts	11	*	Unrealized depreciation on futures contracts	6,032	*
Credit contracts	Unrealized appreciation on swaps contracts	10	†	Unrealized depreciation on swaps contracts	—	†
Commodity contracts	Unrealized appreciation on futures contracts	2,546	*	Unrealized depreciation on futures contracts	4,576	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	4		Unrealized loss on forward foreign currency contracts	—
Total derivatives not accounted for as hedging instruments		$5,296			$10,805

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments or Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

** Includes purchased options and/or swaptions.

† Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments or Consolidated Schedule of Investments. Market Value is reported within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statements of Operations or Consolidated Statements of Operations for the year ended May 31, 2025.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Large Cap Fund
Equity contracts	$—	$—	$(712)	$—	$—	$(712)
Total	$—	$—	$(712)	$—	$—	$(712)

Large Cap Disciplined Equity Fund
Equity contracts	$—	$—	$1,455	$—	$(2,570)	$(1,115)
Total	$—	$—	$1,455	$—	$(2,570)	$(1,115)

Large Cap Index Fund
Equity contracts	$—	$—	$2,370	$—	$—	$2,370
Total	$—	$—	$2,370	$—	$—	$2,370

S&P 500 Index Fund
Equity contracts	$—	$—	7,436	$—	$—	$7,436
Total	$—	$—	$7,436	$—	$—	$7,436

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2025

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Extended Market Index Fund
Equity contracts	$—	$—	$1,285	$—	$—	$1,285
Total	$—	$—	$1,285	$—	$—	$1,285

Small Cap Fund
Equity contracts	$—	$—	$465	$—	$—	$465
Total	$—	$—	$465	$—	$—	$465

Small Cap II Fund
Equity contracts	$—	$—	$(27)	$—	$—	$(27)
Total	$—	$—	$(27)	$—	$—	$(27)

Small/Mid Cap Equity Fund
Equity contracts	$—	$—	$(311)	$—	$—	$(311)
Total	$—	$—	$(311)	$—	$—	$(311)

U.S. Equity Factor Allocation Fund
Equity contracts	$—	$—	$752	$—	$—	$752
Total	$—	$—	$752	$—	$—	$752

U.S. Managed Volatility Fund
Equity contracts	$—	$—	$1,043	$—	$—	$1,043
Total	$—	$—	$1,043	$—	$—	$1,043

Global Managed Volatility Fund
Foreign exchange contracts	$—	$—	$—	$(13,334)	$—	$(13,334)
Equity contracts	—	—	1,632	—	—	1,632
Total	$—	$—	$1,632	$(13,334)	$—	$(11,702)

World Equity Ex-US Fund
Equity contracts	$—	$—	$17,662	$—	$(4,026)	$13,636
Total	$—	$—	$17,662	$—	$(4,026)	$13,636

Screened World Equity Ex-US Fund
Equity contracts	$—	$—	$360	$—	$547	$907
Total	$—	$—	$360	$—	$547	$907

Emerging Markets Equity Fund
Equity contracts	$—	$—	$1,649	$—	$—	$1,649
Total	$—	$—	$1,649	$—	$—	$1,649

Opportunistic Income Fund
Interest rate contracts	$—	$—	$(56)	$—	$—	$(56)
Total	$—	$—	$(56)	$—	$—	$(56)

Core Fixed Income Fund
Interest rate contracts	$(5,402)	$4,738	$22,636	$—	$743	$22,715
Foreign exchange contracts	—	—	—	(123)	—	(123)
Credit contracts	—	—	—	—	1,412	1,412
Total	$(5,402)	$4,738	$22,636	$(123)	$2,155	$24,004

High Yield Bond Fund
Foreign exchange contracts	$—	$—	$—	$48	$—	$48
Total	$—	$—	$—	$48	$—	$48

Long Duration Fund
Interest rate contracts	$—	$—	$348	$—	$151	$499
Total	$—	$—	$348	$—	$151	$499

Long Duration Credit Fund
Interest rate contracts	$—	$—	$767	$—	$286	$1,053
Total	$—	$—	$767	$—	$286	$1,053

Ultra Short Duration Bond Fund
Interest rate contracts	$—	$—	$(147)	$—	$—	$(147)
Total	$—	$—	$(147)	$—	$—	$(147)

SEI Institutional Investments Trust

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Emerging Markets Debt Fund
Interest rate contracts	$—	$—	$836	$—	$(1,464)	$(628)
Foreign exchange contracts	(109)	165	—	4,941	—	4,997
Credit contracts	—	—	—	—	(1,213)	(1,213)
Equity contracts	—	—	—	—	28	28
Total	$(109)	$165	$836	$4,941	$(2,649)	$3,184

Limited Duration Bond Fund
Interest rate contracts	$—	$—	$730	$—	$—	$730
Total	$—	$—	$730	$—	$—	$730

Intermediate Duration Credit Fund
Interest rate contracts	$—	$—	$1,167	$—	$—	$1,167
Total	$—	$—	$1,167	$—	$—	$1,167

Dynamic Asset Allocation Fund
Interest rate contracts	$—	$—	$—	$—	$(8,909)	$(8,909)
Foreign exchange contracts	(8,232)	5,858	—	—	—	(2,374)
Equity contracts	(4,629)	3,897	15,506	—	969	15,743
Commodity contracts	—	—	—	—	972	972
Total	$(12,861)	$9,755	$15,506	$—	$(6,968)	$5,432

Multi-Asset Real Return Fund
Interest rate contracts	$—	$—	$(652)	$—	$(1,225)	$(1,877)
Foreign exchange contracts	—	—	—	(9)	—	(9)
Credit contracts	—	—	—	—	(4)	(4)
Equity contracts	(148)	71	8,769	—	—	8,692
Commodity contracts	—	—	375	—	—	375
Total	$(148)	$71	$8,492	$(9)	$(1,229)	$7,177

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Large Cap Fund
Equity contracts	$—	$—	$848	$—	$—	$848
Total	$—	$—	$848	$—	$–	$848

Large Cap Disciplined Equity Fund
Equity contracts	$—	$—	$1,998	$—	$(2,577)	$(579)
Total	$—	$—	$1,998	$—	$(2,577)	$(579)

Large Cap Index Fund
Equity contracts	$—	$—	$1,094	$—	$—	$1,094
Total	$—	$—	$1,094	$—	$–	$1,094

S&P 500 Index Fund
Equity contracts	$—	$—	$2,656	$—	$—	$2,656
Total	$—	$—	$2,656	$—	$–	$2,656

Extended Market Index Fund
Equity contracts	$—	$—	$397	$—	$—	$397
Total	$—	$—	$397	$—	$–	$397

Small Cap Fund
Equity contracts	$—	$—	$(30)	$—	$—	$(30)
Total	$—	$—	$(30)	$—	$–	$(30)

Small Cap II Fund
Equity contracts	$—	$—	$292	$—	$—	$292
Total	$—	$—	$292	$—	$–	$292

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2025

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Small/Mid Cap Equity Fund
Equity contracts	$—	$—	$904	$—	$—	$904
Total	$—	$—	$904	$—	$–	$904

U.S. Equity Factor Allocation Fund
Equity contracts	$—	$—	$1,185	$—	$—	$1,185
Total	$—	$—	$1,185	$—	$–	$1,185

U.S. Managed Volatility Fund
Equity contracts	$—	$—	$(30)	$—	$—	$(30)
Total	$—	$—	$(30)	$—	$–	$(30)

Global Managed Volatility Fund
Foreign exchange contracts	$—	$—	$—	$(179)	$—	$(179)
Equity contracts	—	—	7	—	—	7
Total	$—	$—	$7	$(179)	$–	$(172)

World Equity Ex-US Fund
Equity contracts	$—	$—	$650	$—	$10,969	$11,619
Total	$—	$—	$650	$—	$10,969	$11,619

Screened World Equity Ex-US Fund
Foreign exchange contracts	$—	$—	$—	$(7)	$—	$(7)
Equity contracts	—	—	48	—	365	413
Total	$—	$—	$48	$(7)	$365	$406

Emerging Markets Equity Fund
Equity contracts	$—	$—	$(54)	$—	$—	$(54)
Total	$—	$—	$(54)	$—	$–	$(54)

Opportunistic Income Fund
Interest rate contracts	$—	$—	$(22)	$—	$—	$(22)
Total	$—	$—	$(22)	$—	$–	$(22)

Core Fixed Income Fund
Interest rate contracts	$1,352	$(265)	$2,807	$—	$(5,786)	$(1,892)
Foreign exchange contracts	—	—	—	(162)	—	(162)
Credit contracts	—	—	—	—	(151)	(151)
Total	$1,352	$(265)	$2,807	$(162)	$(5,937)	$(2,205)

High Yield Bond Fund
Foreign exchange contracts	$—	$—	$—	$(37)	$—	$(37)
Total	$—	$—	$—	$(37)	$–	$(37)

Long Duration Fund
Interest rate contracts	$—	$—	$379	$—	$(121)	$258
Total	$—	$—	$379	$—	$(121)	$258

Long Duration Credit Fund
Interest rate contracts	$—	$—	$2,242	$—	$(190)	$2,052
Total	$—	$—	$2,242	$—	$(190)	$2,052

Ultra Short Duration Bond Fund
Interest rate contracts	$—	$—	$(14)	$—	$—	$(14)
Total	$—	$—	$(14)	$—	$—	$(14)

Emerging Markets Debt Fund
Interest rate contracts	$—	$(159)	$(517)	$—	$7,186	$6,510
Foreign exchange contracts	53	253	—	(90)	—	216
Credit contracts	—	—	—	—	176	176
Equity contracts	—	—	—	—	(1)	(1)
Total	$53	$94	$(517)	$(90)	$7,361	$6,901

SEI Institutional Investments Trust

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Limited Duration Bond Fund
Interest rate contracts	$—	$—	$(607)	$—	$—	$(607)
Equity contracts	(50)	—	—	—	—	(50)
Total	$(50)	$—	$(607)	$—	$–	$(657)

Intermediate Duration Credit Fund
Interest rate contracts	$—	$—	$(504)	$—	$—	$(504)
Total	$—	$—	$(504)	$—	$–	$(504)

Dynamic Asset Allocation Fund
Interest rate contracts	$(12,910)	$14,123	$—	$—	$56,190	$57,403
Foreign exchange contracts	(4,495)	973	—	—	(116)	(3,638)
Equity contracts	3,020	(1,179)	5,812	—	—	7,653
Commodity contracts	—	—	—	—	(3,302)	(3,302)
Total	$(14,385)	$13,917	$5,812	$—	$52,772	$58,116

Multi-Asset Real Return Fund
Interest rate contracts	$—	$—	$436	$—	$1,243	$1,679
Foreign exchange contracts	—	—	—	(10)	—	(10)
Credit contracts	—	—	—	—	145	145
Equity contracts	—	—	(5,646)	—	—	(5,646)
Commodity contracts	—	—	(10,883)	—	—	(10,883)
Total	$—	$—	$(16,093)	$(10)	$1,388	$(14,715)

The following table discloses the average quarterly balances of the Funds' derivative activity during the year ended May 31, 2025 ($ Thousands):

	Large Cap Fund	Large Cap Disciplined Equity Fund	Large Cap Index Fund	S&P 500 Index Fund	Extended Market Index Fund
Futures Contracts:
Average Notional Balance Long	$11,481	$31,402	$33,040	$73,672	$19,798
Total Return Swaps
Average Notional Balance Long	–	38,183	–	–	–
Average Notional Balance Short	–	–	–	–	–

	Small Cap Fund	Small Cap II Fund	Small/Mid Cap Equity Fund	U.S. Equity Factor Allocation Fund	U.S. Managed Volatility Fund
Futures Contracts:
Average Notional Balance Long	$2,436	$3,671	$10,000	$22,973	$4,902

	Global Managed Volatility Fund	World Equity Ex-US Fund	Screened World Equity Ex-US Fund
Futures Contracts:
Average Notional Balance Long	$13,626	$99,573	$3,682
Forward Foreign Currency Contracts:
Average Notional Balance Long	473,671	–	266
Average Notional Balance Short	474,581	–	267
Total Return Swaps
Average Notional Balance Long	–	6,829	2,366
Average Notional Balance Short	–	1,092	46

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2025

	Emerging Markets Equity Fund	Opportunistic Income Fund	Core Fixed Income Fund	High Yield Bond Fund
Futures Contracts:
Average Notional Balance Long	$11,335	$–	$1,566,674	$–
Average Notional Balance Short	–	7,696	265,466	–
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	–	3,833	1,078
Average Notional Balance Short	–	–	3,898	1,080
Interest Rate Swaps
Average Notional Balance	–	–	67,375	–
Options/Swaptions:
Average Notional Balance Long†	–	–	642	–
Average Notional Balance Short†	–	–	162	–

	Long Duration Fund	Long Duration Credit Fund	Ultra Short Duration Bond Fund	Emerging Markets Debt Fund
Futures Contracts:
Average Notional Balance Long	$50,492	$304,586	$–	$28,758
Average Notional Balance Short	15,850	78,602	1,868	20,669
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	–	–	1,508,527
Average Notional Balance Short	–	–	–	1,509,279
Credit Default Swaps:
Average Notional Balance Buy Protection	–	–	–	49,354
Average Notional Balance Sell Protection	–	–	–	525
Total Return Swaps
Average Notional Balance Long	–	–	–	–
Average Notional Balance Short	–	–	–	492
Interest Rate Swaps
Average Notional Balance	459	1,441	–	383,707
Options/Swaptions:
Average Notional Balance Long†	–	–	–	489
Average Notional Balance Short†	–	–	–	198

	Limited Duration Bond Fund	Intermediate Duration Credit Fund	Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund
Futures Contracts:
Average Notional Balance Long	$89,563	$110,453	$436,531	$208,593
Average Notional Balance Short	50,524	75,965	–	93,459
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	–	–	1,833
Average Notional Balance Short	–	–	–	1,826
Credit Default Swaps:
Average Notional Balance Buy Protection	–	–	–	15,460
Average Notional Balance Sell Protection	–	–	–	15,460
Total Return Swaps
Average Notional Balance Long	–	–	55,948	–
Average Notional Balance Short	–	–	29,285	–
Interest Rate Swaps
Average Notional Balance	–	–	8,477,295	131,609
Options/Swaptions:
Average Notional Balance Long†	27	–	17,438	31
Average Notional Balance Short†	–	–	9,433	16
Cross Currency Swaps
Average Notional Balance	–	–	939,214	–

† Represents cost.

SEI Institutional Investments Trust

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. Refer to each Fund’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities for market value, variation margin, and collateral of exchange-traded or centrally cleared financial derivative instruments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by derivative type of the market value of OTC financial derivative instruments and collateral (received) pledged as of May 31, 2025 ($ Thousands):

	Financial Derivative Assets				Financial Derivative Liabilities
Large Cap Disciplined Equity Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Bank of America Merrill Lynch	$—	$—	$—	$—	$—	$—	$1,186	$—	$1,186	$(1,186)	$—	$(1,186)
Total Over the Counter	$—	$—	$—	$—	$—	$—	$1,186	$—	$1,186

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2025

	Financial Derivative Assets				Financial Derivative Liabilities
Global Managed Volatility Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Barclays PLC	$—	$—	$—	$—	$320	$—	$—	$—	$320	$(320)	$—	$(320)
BNP Paribas	202	—	—	202	56	—	—	—	56	146	—	146
Brown Brothers Harriman	657	—	—	657	738	—	—	—	738	(81)	—	(81)
Standard Chartered	3	—	—	3	601	—	—	—	601	(598)	—	(598)
Westpac Banking	178	—	—	178	177	—	—	—	177	1	—	1
Total Over the Counter	$1,040	$—	$—	$1,040	$1,892	$—	$—	$—	$1,892

	Financial Derivative Assets				Financial Derivative Liabilities
World Equity Ex-US Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Morgan Stanley	$—	$—	$18,102	$18,102	$—	$—	$—	$—	$—	$18,102	$—	$18,102
Total Over the Counter	$—	$—	$18,102	$18,102	$—	$—	$—	$—	$—

	Financial Derivative Assets				Financial Derivative Liabilities
Screened World Equity Ex-US Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Morgan Stanley	$—	$—	$—	$—	$—	$—	$547	$—	$547	$(547)	$410	$(137)
Northern Trust	1	—	—	1	8	—	—	—	8	(7)	—	(7)
Total Over the Counter	$1	$—	$—	$1	$8	$—	$547	$—	$555

	Financial Derivative Assets				Financial Derivative Liabilities
Core Fixed Income Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Bank of America Merrill Lynch	$—	$2,083	$—	$2,083	$—	$—	$—	$—	$—	$2,083	$—	$2,083
Total Over the Counter	$—	$2,083	$—	$2,083	$—	$—	$—	$—	$—

	Financial Derivative Assets				Financial Derivative Liabilities
High Yield Bond Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Barclays PLC	$—	$—	$—	$—	$40	$—	$—	$—	$40	$(40)	$—	$(40)
Total Over the Counter	$—	$—	$—	$—	$40	$—	$—	$—	$40

	Financial Derivative Assets				Financial Derivative Liabilities
Emerging Markets Debt Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Bank of America	$69	$—	$—	$69	$500	$291	$6	$—	$797	$(728)	$310	$(418)
Barclays PLC	81	—	—	81	135	—	—	—	135	(54)	7	(47)
Brown Brothers Harriman	18	—	—	18	584	—	—	—	584	(566)	—	(566)
Citigroup	—	—	—	—	370	—	—	—	370	(370)	—	(370)
Dashin Securities Ltd.	252	—	—	252	238	—	—	—	238	14	—	14
Deutsche Bank	1,666	—	—	1,666	2,176	—	—	—	2,176	(510)	—	(510)
Goldman Sachs	—	—	—	—	523	—	—	—	523	(523)	—	(523)
HSBC	29	—	—	29	112	—	—	—	112	(83)	—	(83)
ICBC Financial Services	284	—	—	284	—	—	—	—	—	284	—	284
JPMorgan Chase Bank	2,698	—	—	2,698	3,008	—	20	—	3,028	(330)	330	—
Montgomery/Bank of America	2	—	—	2	73	—	—	—	73	(71)	—	(71)
Morgan Stanley	858	—	489	1,347	1,635	—	64	—	1,699	(352)	352	—

SEI Institutional Investments Trust

	Financial Derivative Assets				Financial Derivative Liabilities
Emerging Markets Debt Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
RBC	$4	$—	$—	$4	$—	$—	$—	$—	$—	4	—	4
SCB Securities	746	—	—	746	746	—	—	—	746	—	—	—
Societe Generale	202	—	—	202	31	—	—	—	31	171	—	171
Standard Bank	944	—	—	944	932	—	—	—	932	12	—	12
UBS	23	—	—	23	1	—	—	—	1	22	—	22
Total Over the Counter	$7,876	$—	$489	$8,365	$11,064	$291	$90	$—	$11,445

	Financial Derivative Assets				Financial Derivative Liabilities
Limited Duration Bond Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Goldman Sachs	$—	$60	$—	$60	$—	$—	$—	$—	$—	$60	$—	$60
Total Over the Counter	$—	$60	$—	$60	$—	$—	$—	$—	$—

	Financial Derivative Assets				Financial Derivative Liabilities
Dynamic Asset Allocation Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Bank of America Merrill Lynch	$—	$7,284	$—	7,284	$—	$1,242	$—	$—	$1,242	$6,042	$—	$6,042
JPMorgan Chase	—	—	—	—	—	—	116	—	116	(116)	—	(116)
Total Over the Counter	$—	$7,284	$—	$7,284	$—	$1,242	$116	$—	$1,358

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Real Return Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Brown Brothers Harriman	$1	$—	$—	$1	$—	$—	$—	$—	$—	$1	$—	$1
Morgan Stanley	3	—	—	3	—	—	—	—	—	3	—	3
Total Over the Counter	$4	$—	$—	$4	$—	$—	$—	$—	—

(1) Excess collateral pledged is not shown for financial reporting purposes.

(2) Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

5. BASIS FOR CONSOLIDATION FOR THE DYNAMIC ASSET ALLOCATION AND MULTI-ASSET REAL RETURN FUNDS

The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of the Dynamic Asset Allocation and Multi-Asset Real Return Funds include the accounts of their respective Subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation for the Funds. The Subsidiaries have a fiscal year end of May 31 for financial statement consolidation purposes and a nonconforming tax year end of April 30.

The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“IRC”). The Subsidiaries taxable income is included in the calculation of the Funds’ taxable income. Net losses of the

Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest up to 25% of their total assets in their respective Subsidiary.

A summary of the Funds’ investments in the Subsidiaries are as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at May 31, 2025 ($ Thousands)	% of Total Net Assets at May 31, 2025
DAA Commodity Strategy
Subsidiary, Ltd.	January 28, 2014	$162,755	9.7%

MARR Commodity Strategy
Subsidiary, Ltd.	June 27, 2013	$144,585	18.5%

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2025

6. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee that is calculated daily and paid monthly, based on the average daily net assets of each Fund. SIMC has voluntarily waived a portion of its fees in order to keep investment advisory fees at a specified level. The Funds’ Adviser may discontinue all or part of these voluntary waivers at any time. Accordingly, the advisory fee and voluntary expense limitations for each Fund are as follows:

	Advisory Fees	Investment Advisory Fees After Fee Waivers
Large Cap Fund	0.40%	0.16%
Large Cap Disciplined Equity Fund	0.40	0.16
Large Cap Index Fund	0.05	0.01
S&P 500 Index Fund	0.03	0.01
Extended Market Index Fund	0.12	0.03
Small Cap Fund	0.65	0.40
Small Cap II Fund	0.65	0.37
Small/Mid Cap Equity Fund	0.65	0.37
U.S. Equity Factor Allocation Fund	0.25	0.00
U.S. Managed Volatility Fund(1)	0.55	0.18
Global Managed Volatility Fund	0.65	0.22
World Equity Ex-US Fund	0.55	0.24
Screened World Equity Ex-US Fund	0.65	0.23
Emerging Markets Equity Fund	0.85	0.52
Opportunistic Income Fund	0.45	0.22
Core Fixed Income Fund	0.30	0.09
High Yield Bond Fund	0.4875	0.26
Long Duration Fund	0.30	0.12
Long Duration Credit Fund	0.30	0.12
Ultra Short Duration Bond Fund	0.15	0.09
Emerging Markets Debt Fund(1)	0.60	0.36
Real Return Fund	0.22	0.00
Limited Duration Bond Fund	0.25	0.08
Intermediate Duration Credit Fund	0.25	0.12
Dynamic Asset Allocation Fund	0.60	0.01
Multi-Asset Real Return Fund	0.55	0.18

(1) Prior to September 1, 2024, the advisory fee was 0.65%.

As of May 31, 2025, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser

Large Cap Fund

Acadian Asset Management LLC

Copeland Capital Management, LLC

Cullen Capital Management LLC

Fred Alger Management, LLC

LSV Asset Management*

PineStone Asset Management, Inc.

Large Cap Disciplined Equity Fund

Acadian Asset Management LLC

Brandywine Global Investment Management, LLC

Copeland Capital Management, LLC

Mackenzie Investments Corporation

PineStone Asset Management, Inc.

Large Cap Index Fund

SSGA Funds Management, Inc.

S&P 500 Index Fund

SSGA Funds Management, Inc.

Extended Market Index Fund

SSGA Funds Management, Inc.

Small Cap Fund

Axiom Investors LLC

Los Angeles Capital Management LLC

LSV Asset Management*

Martingale Asset Management, L.P.

The Informed Momentum Company LLC (fka EAM Investors, LLC)

Small Cap II Fund

Copeland Capital Management, LLC

Easterly Investment Partners LLC

Leeward Investments, LLC

Los Angeles Capital Management LLC

The Informed Momentum Company LLC (fka EAM Investors, LLC)

Small/Mid Cap Equity Fund

Axiom Investors LLC

Copeland Capital Management, LLC

Geneva Capital Management LLC

Jackson Creek Investment Advisors LLC

LSV Asset Management*

U.S. Managed Volatility Fund

Acadian Asset Management LLC

LSV Asset Management*

Global Managed Volatility Fund

Acadian Asset Management LLC

LSV Asset Management*

World Equity Ex-US Fund

Acadian Asset Management LLC

Brickwood Asset Management LLP

Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust

Lazard Asset Management LLC

Pzena Investment Management, LLC

Screened World Equity Ex-US Fund

Acadian Asset Management LLC

Brickwood Asset Management LLP

Lazard Asset Management LLC

Emerging Markets Equity Fund

Causeway Capital Management LLC

JOHCM (USA) Inc.

SEI Institutional Investments Trust

Robeco Institutional Asset Management US Inc.

RWC Asset Advisers (US) LLC

WCM Investment Management, LLC

Opportunistic Income Fund

Ares Capital Management II, LLC

Manulife Investment Management (US) LLC

Wellington Management Company, LLP

Core Fixed Income Fund

Allspring Global Investments, LLC

Jennison Associates LLC

MetLife Investment Management, LLC

Metropolitan West Asset Management, LLC

High Yield Bond Fund

Ares Capital Management II, LLC

Benefit Street Partners, LLC

Brigade Capital Management, LP

J.P. Morgan Investment Management, Inc.

T. Rowe Price Associates, Inc.

Long Duration Fund

Income Research + Management

Jennison Associates LLC

Legal & General Investment Management America, Inc.

Metropolitan West Asset Management, LLC

Long Duration Credit Fund

Income Research + Management

Jennison Associates LLC

Legal & General Investment Management America, Inc.

MetLife Investment Management, LLC

Metropolitan West Asset Management, LLC

Ultra Short Duration Bond Fund

MetLife Investment Management, LLC

Wellington Management Company, LLP

Emerging Markets Debt Fund

Artisan Partners Limited Partnership

Colchester Global Investors Limited

Grantham, Mayo, van Otterloo & Co. LLC

Invesco Advisers

Marathon Asset Management, L.P.

Limited Duration Bond Fund

MetLife Investment Management, LLC

Metropolitan West Asset Management, LLC

Intermediate Duration Credit Fund

Income Research + Management

Legal & General Investment Management America, Inc.

MetLife Investment Management, LLC

Dynamic Asset Allocation Fund

SSGA Funds Management, Inc.

Multi-Asset Real Return Fund

AllianceBernstein L.P.

Columbia Management Investment Advisers, LLC

Franklin Advisers, Inc.

UBS Asset Management (Americas) LLC

* Affiliated

SEI Investments Global Funds Services (the “Administrator”) serves as administrator to the Funds. The Administrator provides certain administrative and shareholder servicing for an annual fee of 0.05% of the average daily net assets of each Fund. For the year ended May 31, 2025, the Administrator has voluntarily agreed to waive all of its fees. The Funds’ Administrator may discontinue all or part of these voluntary waivers at any time.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”), serves as each Fund’s Distributor pursuant to a Distribution Agreement with the Trust.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with Securities and Exchange Commission (“SEC”) rules. Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers and/or Directors of the Distributor, the Adviser and/or the Administrator. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly and interim meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Distributor or Administrator.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations.

LSV Asset Management (partially-owned subsidiary of SIMC) serves as a sub-adviser to the Large Cap, Small Cap, Small/Mid Cap Equity, U.S. Managed Volatility and Global Managed Volatility Funds. For this service, LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the year ended May 31, 2025, were as follows ($ Thousands):

Large Cap Fund	$220
Small Cap Fund	389
Small/Mid Cap Equity Fund	1,055
U.S. Managed Volatility Fund	876
Global Managed Volatility Fund	2,069

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of each Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, can be found on the Statements of Operations or Consolidated Statement of Operations and the effect on each Fund’s expense ratio, as

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2025

a percentage of each Fund’s average daily net assets for the year ended May 31, 2025, can be found on the Financial Highlights or Consolidated Financial Highlights.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust (“SDIT”) Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions.

A Fund may purchase companies with which it is affiliated to the extent these companies are represented in its benchmark index.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula annually reviewed by the SEI Funds’ Board of Trustees. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

As of and during the year ended May 31, 2025, the Trust did not participate in the program.

7. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds were as follows (Thousands):

For the year ended May 31, 2025 and the year ended May 31, 2024.

	Large Cap Fund		Large Cap Disciplined Equity Fund		Large Cap Index Fund		S&P 500 Index Fund
	6/1/2024 to 5/31/2025	6/1/2023 to 5/31/2024	6/1/2024 to 5/31/2025	6/1/2023 to 5/31/2024	6/1/2024 to 5/31/2025	6/1/2023 to 5/31/2024	6/1/2024 to 5/31/2025	6/1/2023 to 5/31/2024
Class A:
Shares Issued	3,196	1,834	26,704	8,468	1,917	1,145	26,789	25,459
Shares Issued in Lieu of Dividends and Distributions	5,802	3,771	19,520	5,199	1,155	1,081	43,059	20,752
Shares Redeemed	(8,903)	(7,077)	(26,613)	(48,178)	(2,403)	(2,386)	(55,128)	(82,203)
Total Increase (Decrease) in Shares Derived from Class A Transactions	95	(1,472)	19,611	(34,511)	669	(160)	14,720	(35,992)

	Extended Market Index Fund		Small Cap Fund		Small Cap II Fund		Small/Mid Cap Equity Fund
	6/1/2024 to 5/31/2025	6/1/2023 to 5/31/2024	6/1/2024 to 5/31/2025	6/1/2023 to 5/31/2024	6/1/2024 to 5/31/2025	6/1/2023 to 5/31/2024	6/1/2024 to 5/31/2025	6/1/2023 to 5/31/2024
Class A:
Shares Issued	10,379	7,915	2,490	1,512	5,985	1,031	16,790	5,455
Shares Issued in Lieu of Dividends and Distributions	6,914	1,629	662	212	2,181	1,173	5,589	1,064
Shares Redeemed	(17,740)	(26,718)	(2,846)	(2,583)	(5,698)	(6,136)	(13,621)	(18,376)
Total Increase (Decrease) in Shares Derived from Class A Transactions	(447)	(17,174)	306	(859)	2,468	(3,932)	8,758	(11,857)

	U.S. Equity Factor Allocation Fund		U.S. Managed Volatility Fund		Global Managed Volatility Fund		World Equity Ex-US Fund
	6/1/2024 to 5/31/2025	6/1/2023 to 5/31/2024	6/1/2024 to 5/31/2025	6/1/2023 to 5/31/2024	6/1/2024 to 5/31/2025	6/1/2023 to 5/31/2024	6/1/2024 to 5/31/2025	6/1/2023 to 5/31/2024
Class A:
Shares Issued	76,399	32,666	6,220	13,281	53,428	43,659	82,619	57,956
Shares Issued in Lieu of Dividends and Distributions	10,940	1,504	6,949	8,309	18,410	11,866	23,564	18,607
Shares Redeemed	(22,397)	(20,703)	(16,602)	(27,807)	(74,004)	(79,734)	(113,803)	(149,339)
Total Increase (Decrease) in Shares Derived from Class A Transactions	64,942	13,467	(3,433)	(6,217)	(2,166)	(24,209)	(7,620)	(72,776)

SEI Institutional Investments Trust

	Screened World Equity Ex-US Fund		Emerging Markets Equity Fund		Opportunistic Income Fund
	6/1/2024 to 5/31/2025	6/1/2023 to 5/31/2024	6/1/2024 to 5/31/2025	6/1/2023 to 5/31/2024	6/1/2024 to 5/31/2025	6/1/2023 to 5/31/2024
Class A:
Shares Issued	1,652	1,386	10,129	7,780	13,186	5,862
Shares Issued in Lieu of Dividends and Distributions	406	244	4,771	3,105	2,864	3,930
Shares Redeemed	(1,753)	(2,056)	(33,464)	(30,738)	(14,974)	(28,228)
Total Increase (Decrease) in Shares Derived from Class A Transactions	305	(426)	(18,564)	(19,853)	1,076	(18,436)

	Core Fixed Income Fund		High Yield Bond Fund		Long Duration Fund		Long Duration Credit Fund
	6/1/2024 to 5/31/2025	6/1/2023 to 5/31/2024	6/1/2024 to 5/31/2025	6/1/2023 to 5/31/2024	6/1/2024 to 5/31/2025	6/1/2023 to 5/31/2024	6/1/2024 to 5/31/2025	6/1/2023 to 5/31/2024
Class A:
Shares Issued	227,614	153,864	48,222	28,416	169,742	16,683	72,075	135,746
Shares Issued in Lieu of Dividends and Distributions	36,854	32,652	22,791	32,629	3,329	4,717	19,671	18,759
Shares Redeemed	(93,367)	(176,305)	(46,891)	(67,137)	(151,877)	(51,800)	(101,924)	(129,513)
Total Increase (Decrease) in Shares Derived from Class A Transactions	171,101	10,211	24,122	(6,092)	21,194	(30,400)	(10,178)	24,992

	Ultra Short Duration Bond Fund		Emerging Markets Debt Fund		Real Return Fund		Limited Duration Bond Fund
	6/1/2024 to 5/31/2025	6/1/2023 to 5/31/2024	6/1/2024 to 5/31/2025	6/1/2023 to 5/31/2024	6/1/2024 to 5/31/2025	6/1/2023 to 5/31/2024	6/1/2024 to 5/31/2025	6/1/2023 to 5/31/2024
Class A:
Shares Issued	14,480	26,722	20,482	17,001	2,952	6,523	47,757	62,669
Shares Issued in Lieu of Dividends and Distributions	2,195	2,339	10,570	15,119	1,107	1,079	9,745	10,110
Shares Redeemed	(21,688)	(12,416)	(33,236)	(56,062)	(6,683)	(12,460)	(87,932)	(51,530)
Total Increase (Decrease) in Shares Derived from Class A Transactions	(5,013)	16,645	(2,184)	(23,942)	(2,624)	(4,858)	(30,430)	21,249

	Intermediate Duration Credit Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund
	6/1/2024 to 5/31/2025	6/1/2023 to 5/31/2024	6/1/2024 to 5/31/2025	6/1/2023 to 5/31/2024	6/1/2024 to 5/31/2025	6/1/2023 to 5/31/2024
Class A:
Shares Issued	93,793	107,455	9,898	5,293	17,095	25,990
Shares Issued in Lieu of Dividends and Distributions	21,087	20,344	21,185	9,718	4,668	4,400
Shares Redeemed	(101,481)	(144,871)	(20,067)	(27,738)	(23,965)	(33,609)
Total Increase (Decrease) in Shares Derived from Class A Transactions	13,399	(17,072)	11,016	(12,727)	(2,202)	(3,219)

8. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale and maturities of securities other than temporary cash investments, during the year ended May 31, 2025, were as follows:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund
Purchases	$—	$687,937	$687,937
Sales	—	768,475	768,475
Large Cap Disciplined Equity Fund
Purchases	—	1,356,541	1,356,541
Sales	—	1,391,565	1,391,565
Large Cap Index Fund
Purchases	—	277,831	277,831
Sales	—	378,901	378,901
S&P 500 Index Fund
Purchases	—	197,018	197,018
Sales	—	792,296	792,296

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Extended Market Index Fund
Purchases	$—	$232,453	$232,453
Sales	—	363,281	363,281
Small Cap Fund
Purchases	—	229,645	229,645
Sales	—	233,990	233,990
Small Cap II Fund
Purchases	—	247,432	247,432
Sales	—	245,173	245,173
Small/Mid Cap Equity Fund
Purchases	—	549,622	549,622
Sales	—	534,080	534,080
U.S. Equity Factor Allocation Fund
Purchases	—	1,737,301	1,737,301
Sales	—	960,829	960,829
U.S. Managed Volatility Fund
Purchases	—	828,750	828,750
Sales	—	936,094	936,094

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2025

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Global Managed Volatility Fund
Purchases	$—	$1,976,941	$1,976,941
Sales	—	2,197,703	2,197,703
World Equity Ex-US Fund
Purchases	—	4,131,253	4,131,253
Sales	—	4,386,983	4,386,983
Screened World Equity Ex-US Fund
Purchases	—	106,271	106,271
Sales	—	109,140	109,140
Emerging Markets Equity Fund
Purchases	—	435,799	435,799
Sales	—	637,518	637,518
Opportunistic Income Fund
Purchases	11,738	94,267	106,005
Sales	12,274	122,578	134,852
Core Fixed Income Fund
Purchases	28,137,343	4,300,555	32,437,898
Sales	26,814,060	4,228,253	31,042,313
High Yield Bond Fund
Purchases	9,802	898,087	907,889
Sales	4,740	750,846	755,586
Long Duration Fund
Purchases	—	806,588	806,588
Sales	—	704,058	704,058
Long Duration Credit Fund
Purchases	1,624,328	824,349	2,448,677
Sales	1,623,460	913,305	2,536,765
Ultra Short Duration Bond Fund
Purchases	66,004	209,565	275,569
Sales	67,375	268,413	335,788
Emerging Markets Debt Fund
Purchases	1,947	2,156,810	2,158,757
Sales	12,475	2,223,234	2,235,709
Real Return Fund
Purchases	88,129	—	88,129
Sales	112,853	—	112,853
Limited Duration Bond Fund
Purchases	5,232,849	897,418	6,130,267
Sales	5,424,688	1,037,894	6,462,582
Intermediate Duration Credit Fund
Purchases	3,412,114	1,882,639	5,294,753
Sales	3,386,394	1,754,821	5,141,215

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)

Dynamic Asset Allocation Fund
Purchases	$—	$330,227	$330,227
Sales	—	461,069	461,069
Multi-Asset Real Return Fund
Purchases	154,496	111,092	265,588
Sales	248,793	175,559	424,352

9. FEDERAL TAX INFORMATION

It is each Fund’s intention to qualify for or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds have investments in commodity linked derivatives through wholly owned Cayman Island subsidiaries (CFCs). On March 19, 2019, the Treasury published final regulation that allows regulated investment companies investing in CFCs to treat the required income inclusion as qualifying income.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or distributable earnings (loss), as appropriate, in the period that the differences arise.

	Distributable Earnings (Accumulated Losses) ($ Thousands)	Paid-in- Capital ($ Thousands)
Large Cap Disciplined Equity Fund	$2	$(2)
Extended Market Index Fund	(4)	4
Emerging Markets Debt Fund	13,119	(13,119)

The tax character of dividends and distributions paid during the last two years ended May 31, were as follows:

	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Large Cap Fund
2025	$35,924	$58,658	$—	$94,582
2024	16,817	41,017	—	57,834
Large Cap Disciplined Equity Fund
2025	62,288	167,864	—	230,152
2024	50,974	7,904	—	58,878
Large Cap Index Fund
2025	32,312	205,268	—	237,580
2024	25,250	182,147	—	207,397
S&P 500 Index Fund

SEI Institutional Investments Trust

	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
2025	$69,149	$818,877	$—	$888,026
2024	70,080	359,965	—	430,045
Extended Market Index Fund
2025	16,021	110,948	—	126,969
2024	16,212	11,447	—	27,659
Small Cap Fund
2025	5,322	3,983	—	9,305
2024	2,676	—	—	2,676
Small Cap II Fund
2025	7,911	17,241	—	25,152
2024	4,729	8,479	—	13,208
Small/Mid Cap Equity Fund
2025	17,760	42,269	—	60,029
2024	10,509	—	—	10,509
U.S. Equity Factor Allocation Fund
2025	50,576	109,965	—	160,541
2024	19,210	—	—	19,210
U.S. Managed Volatility Fund
2025	32,584	47,135	—	79,719
2024	20,701	71,212	—	91,913
Global Managed Volatility Fund
2025	103,581	105,979	—	209,560
2024	68,009	62,623	—	130,632
World Equity Ex-US Fund
2025	257,600	42,752	—	300,352
2024	229,297	—	—	229,297
Screened World Equity Ex-US Fund
2025	5,203	1,452	—	6,655
2024	3,952	—	—	3,952
Emerging Markets Equity Fund
2025	30,802	17,871	—	48,673
2024	30,902	—	—	30,902
Opportunistic Income Fund
2025	25,331	—	—	25,331
2024	33,561	—	—	33,561
Core Fixed Income Fund
2025	349,865	—	—	349,865
2024	303,930	—	—	303,930
High Yield Bond Fund
2025	171,640	—	—	171,640
2024	245,142	—	—	245,142
Long Duration Fund
2025	20,029	—	—	20,029
2024	28,448	—	—	28,448
Long Duration Credit Fund
2025	155,175	—	—	155,175
2024	147,153	—	—	147,153
Ultra Short Duration Bond Fund
2025	22,014	—	—	22,014
2024	23,200	—	—	23,200
Emerging Markets Debt Fund
2025	95,637	—	—	95,637
2024	134,640	—	—	134,640

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2025

	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Real Return Fund
2025	$10,596	$—	$—	$10,596
2024	9,942	—	—	9,942
Limited Duration Bond Fund
2025	94,200	—	—	94,200
2024	97,104	—	—	97,104
Intermediate Duration Credit Fund
2025	187,089	—	—	187,089
2024	176,902	—	—	176,902
Dynamic Asset Allocation Fund
2025	45,046	375,631	—	420,677
2024	22,062	183,053	—	205,115
Multi-Asset Real Return Fund
2025	35,945	—	—	35,945
2024	33,541	—	—	33,541

As of May 31, 2025, the components of distributable earnings (accumulated losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$9,601	$74,593	$—	$—	$—	$215,088	$(6)	$299,276
Large Cap Disciplined Equity Fund	—	59,254	—	—	—	302,404	(26)	361,632
Large Cap Index Fund	5,960	85,327	—	—	—	1,403,960	—	1,495,247
S&P 500 Index Fund	10,343	143,340	—	—	—	2,782,497	1	2,936,181
Extended Market Index Fund	4,271	57,740	—	—	—	355,017	2	417,030
Small Cap Fund	1,337	14,898	—	—	—	24,820	1	41,056
Small Cap II Fund	962	8,896	—	—	—	29,078	(2)	38,934
Small/Mid Cap Equity Fund	1,459	34,670	—	—	—	96,877	3	133,009
U.S. Equity Factor Allocation Fund	31,944	40,451	—	—	—	444,246	1	516,642
U.S. Managed Volatility Fund	6,004	69,301	—	—	—	95,806	(2)	171,109
Global Managed Volatility Fund	32,297	75,090	—	—	—	240,568	(1)	347,954
World Equity Ex-US Fund	160,246	296,954	—	—	—	1,382,673	(1)	1,839,872
Screened World Equity Ex-US Fund	3,800	6,181	—	—	—	21,106	5	31,092
Emerging Markets Equity Fund	16,224	27,289	—	—	—	100,663	(1)	144,175
Opportunistic Income Fund	12,696	—	(47,474)	—	—	(1,976)	1	(36,753)
Core Fixed Income Fund	32,682	—	(1,204,839)	—	—	(249,669)	(41,523)	(1,463,349)
High Yield Bond Fund	76,259	—	(509,978)	—	—	(194,015)	(13,914)	(641,648)
Long Duration Fund	438	—	(152,439)	—	—	(50,778)	(2,401)	(205,180)
Long Duration Credit Fund	12,064	—	(407,086)	—	—	(477,988)	(13,660)	(886,670)
Ultra Short Duration Bond Fund	1,812	—	(8,480)	—	—	(752)	(1,807)	(9,227)
Emerging Markets Debt Fund	31,671	—	(392,956)	—	—	(13,871)	(30,630)	(405,786)
Real Return Fund	2,437	—	(13,003)	—	—	198	3	(10,365)
Limited Duration Bond Fund	7,393	—	(57,767)	—	—	5,766	(9,140)	(53,748)
Intermediate Duration Credit Fund	50	—	(347,696)	—	—	(168,615)	(1,075)	(517,336)
Dynamic Asset Allocation Fund	20,514	146,896	—	—	—	858,540	(2)	1,025,948
Multi-Asset Real Return Fund	7,582	—	(112,753)	—	—	(71,647)	4	(176,814)

Other temporary differences are primarily consist of straddle loss deferrals and dividend payable.

The Funds have capital losses carried forward as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total * ($ Thousands)
Opportunistic Income Fund	$–	$47,474	$47,474
Core Fixed Income Fund	367,732	837,107	1,204,839
High Yield Bond Fund	13,438	496,540	509,978
Long Duration Fund	30,479	121,960	152,439

SEI Institutional Investments Trust

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total * ($ Thousands)
Long Duration Credit Fund	$64,977	$342,109	$407,086
Ultra Short Duration Bond Fund	2,151	6,329	8,480
Emerging Markets Debt Fund	190,189	202,767	392,956
Real Return Fund	1,812	11,191	13,003
Limited Duration Bond Fund	14,749	43,018	57,767
Intermediate Duration Credit Fund	52,599	295,097	347,696
Multi-Asset Real Return Fund	84,810	27,943	112,753

* During the year ended May 31, 2025, the funds listed below utilized capital loss carryforwards to offset capital gains ($Thousands):

Small Cap Fund	$3,648
World Equity Ex-US Fund	162,680
Screened World Equity Ex-US Fund	281
Limited Duration Bond Fund	10,530
Ultra Short Duration Bond Fund	232

For Federal income tax purposes, the cost of investments owned at May 31, 2025, and the net realized gains or losses on investments sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in partnerships, passive foreign investment companies, defaulted bond and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at May 31, 2025, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Large Cap Fund	$586,146	$248,679	$(33,591)	$215,088
Large Cap Disciplined Equity Fund	1,010,760	343,300	(40,896)	302,404
Large Cap Index Fund	543,867	1,436,715	(32,755)	1,403,960
S&P 500 Index Fund	1,393,353	2,896,539	(114,042)	2,782,497
Extended Market Index Fund	766,242	524,976	(169,959)	355,017
Small Cap Fund	225,755	46,971	(22,151)	24,820
Small Cap II Fund	222,117	49,868	(20,790)	29,078
Small/Mid Cap Equity Fund	738,448	164,174	(67,297)	96,877
U.S. Equity Factor Allocation Fund	2,073,764	511,689	(67,443)	444,246
U.S. Managed Volatility Fund	603,128	116,637	(20,831)	95,806
Global Managed Volatility Fund	1,833,675	308,774	(68,206)	240,568
World Equity Ex-US Fund	6,825,864	1,756,663	(373,990)	1,382,673

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Screened World Equity Ex-US Fund	$150,281	$29,641	$(8,535)	$21,106
Emerging Markets Equity Fund	649,971	194,464	(93,801)	100,663
Opportunistic Income Fund	414,809	3,664	(5,640)	(1,976)
Core Fixed Income Fund	9,667,269	43,010	(292,679)	(249,669)
High Yield Bond Fund	2,174,957	163,608	(357,623)	(194,015)
Long Duration Fund	548,264	2,098	(52,876)	(50,778)
Long Duration Credit Fund	3,465,223	3,760	(481,748)	(477,988)
Ultra Short Duration Bond Fund	458,909	1,205	(1,957)	(752)
Emerging Markets Debt Fund	1,606,045	54,838	(68,709)	(13,871)
Real Return Fund	252,318	2,886	(2,688)	198
Limited Duration Bond Fund	2,179,692	10,315	(4,549)	5,766
Intermediate Duration Credit Fund	4,298,751	27,534	(196,149)	(168,615)
Dynamic Asset Allocation Fund	559,237	877,266	(18,726)	858,540
Multi-Asset Real Return Fund	825,274	111,587	(183,234)	(71,647)

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of May 31, 2025, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

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May 31, 2025

10. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income, High Yield Bond, Long Duration, Long Duration Credit, Ultra Short Duration Bond, Limited Duration Bond, Intermediate Duration Credit and Multi-Asset Real Return Funds’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The World Equity Ex-US, Screened World Equity Ex-US, Emerging Markets Equity and Emerging Markets Debt Funds concentrate their investments in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The following descriptions provide additional information about some of the risks of investing in the Funds. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks”.

American Depositary Receipts (ADRs) Risk — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Bank Loans Risk—With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Commodity Investments and Derivatives Risk — Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities

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markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.

Commodity-Linked Securities Risk — Investments in commodity-linked securities may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund’s active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Current Market Condition Risk — Current market conditions risk is the risk that a particular investment, or shares of the Funds in general, may fall in value due to current market conditions. Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The

Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact on the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Funds’ investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If any geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Funds’ assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Funds. These events, and any other future events, may adversely affect the prices and liquidity of the Funds’ investments and could result in disruptions in the trading markets.

Derivatives Risk — The Fund’s use of futures contracts, forwards contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below and market risk is described above. Many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts, options and swaps is also subject to credit risk and valuation risk. Credit risk is described below. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain

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May 31, 2025

derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. The Fund’s use of may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk — The longer-term securities in which the Fund may invest are more volatile. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Investment/Emerging and Frontier Markets Risk — The risk that non-U.S. securities may be subject to additional price volatility, illiquidity and decreases in value due to, among other things, political, social and economic developments abroad, government ownership or control of portions of the private sector or certain companies, trade barriers and currency movements, exchange controls and managed adjustments in relative currency values, and different or new and unsettled securities and tax markets, laws and regulations. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. These risks may be magnified further with respect to “frontier market countries,” which are a subset of emerging market countries with even smaller national economies.

Foreign Sovereign Debt Securities Risk — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income

SEI Institutional Investments Trust

securities, including U.S. Government securities, in which a Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investing in Limited Recourse Obligations Risk — Collateralized debt obligation (CDO) and collateralized loan obligation (CLO) securities are non-recourse obligations of their issuer payable solely from the related underlying collateral or its proceeds. Therefore, as a holder of CDOs and CLOs, the Fund must rely only on distributions on the underlying collateral or related proceeds for payment. If distributions on the underlying collateral are insufficient to make payments on the CDO or CLO securities, no other assets will be available for payment of the deficiency. As a result, the amount and timing of interest and principal payments in respect of CDO and CLO securities will depend on the performance and characteristics of the related underlying collateral.

Investment Company Risk — When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than that of the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Investment in the Subsidiary Risk — The Subsidiary is not registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Leverage Risk — The Funds’ use of derivatives may result in the Funds’ total investment exposure substantially exceeding the value of its portfolio securities and the Funds’ investment returns depending substantially on the performance of securities that the Funds may not directly own. The use of leverage can amplify the effects of market volatility on the Funds’ share price and may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Funds’ use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans

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NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

May 31, 2025

backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Mortgage Dollar Rolls Risk — Mortgage dollar rolls are transactions in which the Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to repay principal and to make interest payments on securities owned by the Fund. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

Non-Diversified Risk — The Emerging Markets Debt and Multi-Asset Real Return Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, the Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. However, the Funds intend to satisfy the asset diversification requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, for classification as a regulated investment company.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Participation Notes (P-Notes) Risk — P-Notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. However, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund's performance.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure

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and other investor protection requirements that might be applicable if their securities were publicly traded.

Quantitative Investing Risk — A quantitative investment style generally involves the use of computers to implement a systematic or rules-based approach to selecting investments based on specific measurable factors. Due to the significant role technology plays in such strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

Redemption Risk — The Funds may experience periods of heavy redemptions that could cause the Funds to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets.

REITs Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Repurchase Agreements and Reverse Repurchase Agreements Risk — In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

Sampling Risk — The Fund may not fully replicate the benchmark index and may hold securities not included in the index. As a result, the Fund may not track the return of its benchmark index as well as it would have if the Fund purchased all of the securities in its benchmark index.

Short Sales Risk — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the Fund’s share price. In addition, shorting a future contract may require posting only a margin that may amount to less than the notional exposure of the contract. Such a practice may exacerbate the loss in a case of adverse price action.

Small and Medium Capitalization Risk — Small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Social Investment Criteria Risk — The Screened World Equity Ex-US Fund’s portfolio is subject to certain social investment criteria, including its anti-BDS approach. As a result, the Sub-Advisers will avoid purchasing certain securities for social reasons when it is otherwise economically advantageous to purchase those securities or may sell certain securities for social reasons when it is otherwise economically advantageous to hold those securities. In general, the application of the Fund’s social investment criteria may affect the Fund’s exposure to certain industries, sectors and geographic areas, which may affect the financial performance of the Fund, positively or negatively, depending on whether these industries or sectors are in or out of favor.

Tax Risk — The Fund may gain most of its exposure to the commodities markets through its investment in the Subsidiary, which invests in commodity investments and derivative instruments. To the extent the Fund invests in such instruments directly, it will seek to restrict its income

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May 31, 2025

from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The tax treatment of certain commodity linked derivative instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

Tracking Error Risk — The risk that the Fund’s performance may vary substantially from the performance of the benchmark index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund’s investments and the index’s components and other factors.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds.

11. SECURITIES LENDING

To the extent consistent with its Investment Objective and Strategies, a Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC.

Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking-to-market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity.

Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund, LP, and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

During the year ended May 31, 2025, the Funds discontinued using the Securities Lending Program.

12. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of May 31, 2025, SPTC held of record the following:

SEI Institutional Investments Trust

Fund	% Held
Large Cap Fund	55%
Large Cap Disciplined Equity Fund	70%
Large Cap Index Fund	63%
S&P 500 Index Fund	68%
Extended Market Index Fund	72%
Small Cap Fund	43%
Small Cap II Fund	49%
Small/Mid Cap Equity Fund	62%
U.S. Equity Factor Allocation Fund	80%
U.S. Managed Volatility Fund	33%
Global Managed Volatility Fund	51%
World Equity Ex-US Fund	68%
Screened World Equity Ex-US Fund	80%
Emerging Markets Equity Fund	60%
Opportunistic Income Fund	88%
Core Fixed Income Fund	66%
High Yield Bond Fund	67%
Long Duration Fund	72%
Long Duration Credit Fund	64%
Ultra Short Duration Bond Fund	59%
Emerging Markets Debt Fund	65%
Real Return Fund	70%
Limited Duration Bond Fund	66%
Intermediate Duration Credit Fund	61%
Dynamic Asset Allocation Fund	75%
Multi-Asset Real Return Fund	81%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the advisors and financial planners. SPTC maintains accounts at SEI Institutional Transfer Agency (“SITA”), and operates in an omnibus fund account environment.

13. SEGMENT REPORTING

In this reporting period, the Funds adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. SIMC acts as the Funds’ CODM. The CODM has determined that the Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ schedules of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

14. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements.

SEI Institutional Investments Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Funds and Board of Trustees

SEI Institutional Investments Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Large Cap Fund, Large Cap Disciplined Equity Fund, Large Cap Index Fund, S&P 500 Index Fund, Extended Market Index Fund, Small Cap Fund, Small Cap II Fund, Small/Mid Cap Equity Fund, U.S. Equity Factor Allocation Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund, World Equity Ex-US Fund, Screened World Equity Ex-US Fund, Emerging Markets Equity Fund, Opportunistic Income Fund, Core Fixed Income Fund, High Yield Bond Fund, Long Duration Fund, Long Duration Credit Fund, Ultra Short Duration Bond Fund, Emerging Markets Debt Fund, Real Return Fund, Limited Duration Bond Fund, and Intermediate Duration Credit Fund (twenty-four of the twenty-six funds comprising the SEI Institutional Investments Trust (the Trust)), including the schedules of investments, as of May 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. We have also audited the accompanying consolidated statements of assets and liabilities of the Dynamic Asset Allocation Fund and Multi-Asset Real Return Fund (two of the twenty-six funds comprising the Trust) (the twenty-six funds collectively, the Funds), including the consolidated schedules of investments, as of May 31, 2025, the related consolidated statements of operations for the year then ended, the consolidated statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the consolidated financial statements) and the consolidated financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and consolidated financial statements and financial highlights and consolidated financial highlights present fairly, in all material respects, the financial position of the Funds as of May 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights and consolidated financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and consolidated financial statements and financial highlights and consolidated financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and consolidated financial statements and financial highlights and consolidated financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and consolidated financial statements and financial highlights and consolidated financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and consolidated financial statements and financial highlights and consolidated financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and consolidated financial statements and financial highlights and consolidated financial highlights. Such procedures also included confirmation of securities owned as of May 31, 2025, by correspondence with the custodians, transfer agent, agent banks and brokers or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and consolidated financial statements and financial highlights and consolidated financial highlights. We believe that our audits provides a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more SEI Funds investment companies since 2005.

Philadelphia, Pennsylvania

July 25, 2025

SEI Institutional Investments Trust

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders who do not have a May 31, 2025 taxable year end, this notice is for informational purposes only. For shareholders with a May 31, 2025 taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended May 31, 2025, the Funds are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

Fund	(A) Long Term Capital Gains Distributions (Tax Basis)	(B) Return of Capital (Tax Basis)	(C) Ordinary Income Distributions (Tax Basis)	Total Distributions (Tax Basis)	(D) Dividends Qualifying for Corporate Dividends Rec. Deduction(1)
Large Cap Fund	62.02%	0.00%	37.98%	100.00%	36.94%
Large Cap Disciplined Equity Fund	72.94%	0.00%	27.06%	100.00%	26.30%
Large Cap Index Fund	86.40%	0.00%	13.60%	100.00%	74.07%
S&P 500 Index Fund	92.21%	0.00%	7.79%	100.00%	79.43%
Extended Market Index Fund	87.38%	0.00%	12.62%	100.00%	44.08%
Small Cap Fund	42.80%	0.00%	57.20%	100.00%	63.23%
Small Cap II Fund	68.55%	0.00%	31.45%	100.00%	57.96%
Small/Mid Cap Equity Fund	70.41%	0.00%	29.59%	100.00%	71.72%
U.S. Equity Factor Allocation Fund	68.50%	0.00%	31.50%	100.00%	45.47%
U.S. Managed Volatility Fund	59.13%	0.00%	40.87%	100.00%	58.97%
Global Managed Volatility Fund	50.57%	0.00%	49.43%	100.00%	27.67%
World Equity Ex-US Fund	13.34%	0.00%	86.66%	100.00%	0.51%
Screened World Equity Ex-US Fund	20.35%	0.00%	79.65%	100.00%	1.60%
Emerging Markets Equity Fund	32.12%	0.00%	67.88%	100.00%	0.02%
Opportunistic Income Fund	0.00%	0.00%	100.00%	100.00%	0.00%
Core Fixed Income Fund	0.00%	0.00%	100.00%	100.00%	0.00%
High Yield Bond Fund	0.00%	0.00%	100.00%	100.00%	0.00%
Long Duration Fund	0.00%	0.00%	100.00%	100.00%	0.00%
Long Duration Credit Fund	0.00%	0.00%	100.00%	100.00%	0.00%
Ultra Short Duration Bond Fund	0.00%	0.00%	100.00%	100.00%	0.00%
Emerging Markets Debt Fund	0.00%	0.00%	100.00%	100.00%	0.00%
Real Return Fund	0.00%	0.00%	100.00%	100.00%	0.00%
Limited Duration Bond Fund	0.00%	0.00%	100.00%	100.00%	0.00%
Intermediate Duration Credit Fund	0.00%	0.00%	100.00%	100.00%	0.00%
Dynamic Asset Allocation Fund	89.29%	0.00%	10.71%	100.00%	41.76%
Multi-Asset Real Return Fund	0.00%	0.00%	100.00%	100.00%	12.35%

SEI Institutional Investments Trust

NOTICE TO SHAREHOLDERS (Unaudited) (Concluded)

Fund	(E) Qualifying Dividend Income (15% Tax Rate for QDI)(2)	(F) U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)	Qualifying Business Income Deduction(6)
Large Cap Fund	39.94%	0.00%	0.06%	100.00%	2.04%
Large Cap Disciplined Equity Fund	28.32%	0.00%	0.00%	100.00%	1.12%
Large Cap Index Fund	77.23%	0.00%	0.22%	100.00%	4.31%
S&P 500 Index Fund	83.07%	0.00%	0.22%	100.00%	3.82%
Extended Market Index Fund	48.58%	0.00%	0.34%	100.00%	16.42%
Small Cap Fund	69.03%	0.00%	0.04%	0.00%	8.96%
Small Cap II Fund	62.29%	0.00%	0.06%	100.00%	4.56%
Small/Mid Cap Equity Fund	73.79%	0.00%	0.00%	0.00%	6.53%
U.S. Equity Factor Allocation Fund	47.59%	0.00%	0.26%	100.00%	1.39%
U.S. Managed Volatility Fund	63.88%	0.00%	0.04%	100.00%	0.13%
Global Managed Volatility Fund	60.38%	0.00%	0.22%	100.00%	0.06%
World Equity Ex-US Fund	70.68%	0.00%	0.00%	0.00%	0.00%
Screened World Equity Ex-US Fund	57.89%	0.00%	0.72%	100.00%	5.37%
Emerging Markets Equity Fund	55.32%	0.00%	0.00%	0.00%	0.00%
Opportunistic Income Fund	0.00%	1.43%	50.96%	0.00%	0.00%
Core Fixed Income Fund	0.00%	30.14%	90.94%	0.00%	0.00%
High Yield Bond Fund	0.00%	0.04%	74.63%	0.00%	0.00%
Long Duration Fund	0.00%	30.25%	98.54%	0.00%	0.00%
Long Duration Credit Fund	0.00%	6.06%	85.60%	0.00%	0.00%
Ultra Short Duration Bond Fund	0.00%	12.67%	84.66%	0.00%	0.00%
Emerging Markets Debt Fund	0.00%	1.65%	2.55%	0.00%	0.00%
Real Return Fund	0.00%	87.85%	93.15%	0.00%	0.00%
Limited Duration Bond Fund	0.00%	27.83%	90.84%	0.00%	0.00%
Intermediate Duration Credit Fund	0.00%	7.00%	99.99%	0.00%	0.00%
Dynamic Asset Allocation Fund	43.30%	0.00%	8.74%	100.00%	1.84%
Multi-Asset Real Return Fund	12.50%	30.04%	74.88%	0.00%	0.00%

The Funds intend to pass through foreign tax credit to shareholders. For the fiscal year ended May 31, 2025, the amount of foreign source income and foreign tax credit are as follows:

Fund	Foreign Source Income	Foreign Tax Credit Pass Through
World Equity Ex-US Fund	$253,124,051	$20,171,802
Screened World Equity Ex-US Fund	5,128,469	482,770
Emerging Markets Equity Fund	25,856,206	6,961,322

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” is reflected as a percentage of “Ordinary Income Distributions”. It is the intention of each of the aforementioned funds to designate the maximum amount permitted by the law. The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.

(3) “U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. With the exception of The Real Return Fund, shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary income distribution. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5) The percentage in this column represents the amount of “Short Term Capital Gain Dividend” is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6) The percentage in this column represents that amount of ordinary dividend income that qualifed for 20% Business Income Deduction.

Items (A), (B) and (C) are based on the percentage of each Fund’s total distribution.

Items (D) and (E) are based on the percentage of ordinary income distributions of each Fund.

Item (F) is based on the percentage of gross income of each Fund.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

SEI Institutional Investments Trust

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a Special Meeting of Shareholders held on October 16, 2024, shareholders of the SEI Institutional Investments Trust elected Trustees. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1 - To elect a Board of Trustees.

Director	Votes For	Votes Withheld	Abstained	Broker
Robert A. Nesher	1,644,246,383	12,864,844	N/A	N/A
Nina Lesavoy	1,644,246,383	12,864,844	N/A	N/A
James M. Williams	1,644,246,383	12,864,844	N/A	N/A
James B. Taylor	1,644,246,383	12,864,844	N/A	N/A
Susan C. Cote	1,644,246,383	12,864,844	N/A	N/A
Christine Reynolds	1,644,246,383	12,864,844	N/A	N/A
Thomas Melendez	1,644,246,383	12,864,844	N/A	N/A
Dennis J. McGonigle	1,644,246,383	12,864,844	N/A	N/A
Eli Powell Niepoky	1,644,246,383	12,864,844	N/A	N/A
Kimberly Walker	1,644,246,383	12,864,844	N/A	N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

SEI Institutional Investments Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required, pursuant to an exemptive order that has been granted to the Trust by the Securities and Exchange Commission. In connection with their consideration of such initial approvals and renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve or renew an Investment Advisory Agreement.

SEI Institutional Investments Trust

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (UNAUDITED) (Continued)

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve or renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data that was engaged to prepare an assessment of the Funds in connection with the renewal of the Investment Advisory Agreements (the “Broadridge Report”); (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

At a meeting held on June 24-26, 2024, the Board approved a reduction in contractual investment advisory fees for the Emerging Markets Debt Fund and the U.S. Managed Volatility Fund. Additionally, at the December 2–4, 2024 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved a brief extension of certain Investment Advisory Agreements already in effect (unless operating under an initial two-year term) to accommodate a revised Spring meeting schedule. Typically, the Trustees renew certain Investment Advisory Agreements at the first quarterly in-person meeting of the calendar year in March. Investment Advisory Agreements regularly renewed at the March meeting expire on April 1 of the following year. Because the first quarterly in-person meeting of the Board in calendar year 2025 was held on April 1-3, certain Investment Advisory Agreements would have expired prior to the meeting, without the extension. Accordingly, the Board voted in-person at the December 2-4, 2024 meeting to extend certain Investment Advisory Agreements until the April 1-3, 2025 meeting. In evaluating whether to approve the extension, the Board considered the information made available to it throughout the course of the year. At the April 1-3, 2025 meeting, the Board evaluated certain Investment Advisory Agreements in accordance with the renewal process that it typically applies during the annual contract renewal each Spring. The Board’s approval was based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings, such as the December 2-4, 2024 meeting. Also, certain Sub-Advisory Agreements were either initially approved or, if the Sub-Advisory Agreement was already in effect (unless operating under an initial two-year term), renewed at meetings of the Board held during the course of the Trust’s fiscal year on June 24–26, 2024, September 9–11, 2024, December 2–4, 2024 and April 1–3, 2025. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the

SEI Institutional Investments Trust

resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the initial approval or renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report. The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support the approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding certain amounts and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the approval or renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported the approval or renewal of the Investment Advisory Agreements.

SEI Institutional Investments Trust

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (UNAUDITED) (Concluded)

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Institutional Investments Trust

SEI INSTITUTIONAL INVESTMENTS TRUST ANNUAL FINANCIALS AND OTHER INFORMATION MAY 31, 2025

Trustees

Robert A. Nesher, Chairman

Dennis McGonigle

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Kimberly Walker

Eli Powell Niepoky

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive P.O. Box 1100 Oaks, Pennsylvania 19456

SEI-F-140 (5/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO
(Principal Executive Officer)

Date: August 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO
(Principal Executive Officer)

Date: August 8, 2025

By	/s/ Glenn Kurdziel
Glenn Kurdziel
Controller & CFO
(Principal Financial Officer)
Date: August 8, 2025